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            As filed with the Securities and Exchange Commission on July 2, 2008
                                                  Commission File Nos. 333-70472
                                                                       811-08664

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                [ ]

Post-Effective Amendment No. 54            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 158                          |X|

                                 --------------
                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                           (Exact Name of Registrant)
                                 --------------

                     JACKSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
___  on [date] pursuant to paragraph (b)
_X_  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in the prospectus (1) the availability of five new optional death benefits; (2) revisions to certain existing Guaranteed Minimum Withdrawal Benefits, to an existing Guaranteed Minimum Income Benefit and to an existing optional death benefit; and (3) availability of several conversion choices within our Guaranteed Minimum Withdrawal Benefits. Minimal revisions are also reflected in the Statement of Additional Information contained in the Registration Statement.

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                                PERSPECTIVE II(R)

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I


THE DATE OF THIS PROSPECTUS IS OCTOBER 6, 2008, which states the information about the separate account, the Contract, and Jackson National Life Insurance Company ("JacksonSM") you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS, WHICH REFLECT STATE OR OTHER VARIATIONS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information ("SAI") dated October 6, 2008 that is available upon request without charge. To obtain a copy, contact us at our:


                              ANNUITY SERVICE CENTER
                              P.O. BOX 17240
                              DENVER, COLORADO 80217-9959
                              1-800-766-4683

                              WWW.JACKSON.COM


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.


In addition, three new optional Guaranteed Minimum Withdrawal Benefits, SafeGuard Max, LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option, may not yet have been approved for sale in your state. In the event these optional benefits are not yet approved in your state, the following Guaranteed Minimum Withdrawal Benefits available prior to March 31, 2008, will continue to be available to you: SafeGuard 7 Plus, LifeGuard Advantage, LifeGuard Ascent and LifeGuard Ascent with Joint Option. In all other states, SafeGuard Max, LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option will replace these previously available Guaranteed Minimum Withdrawal Benefits. The representative assisting you will advise you whether an optional benefit is available and which one remains available to you. You or your representative may contact our Annuity Service Center to see whether and which new optional benefits have been approved for sale in your state.


Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.


The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 277. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission ("SEC") about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.


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NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
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o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
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THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"): [TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]

JNL SERIES TRUST
JNL/AIM INTERNATIONAL GROWTH FUND
   (FORMERLY, JNL/JPMORGAN INTERNATIONAL EQUITY FUND)
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
   (FORMERLY, JNL/FI BALANCED FUND)
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND (FORMERLY, JNL/SELECT
   GLOBAL GROWTH FUND)
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
   (FORMERLY, JNL/SELECT LARGE CAP GROWTH FUND)
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMORGAN MIDCAP GROWTH FUND (FORMERLY, JNL/FI MID-CAP EQUITY FUND) JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/LAZARD MID CAP EQUITY FUND
   (FORMERLY, JNL/LAZARD MID CAP VALUE FUND)
JNL/LAZARD SMALL CAP EQUITY FUND
   (FORMERLY, JNL/LAZARD SMALL CAP VALUE FUND)
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM ASIA EX-JAPAN FUND
JNL/PAM CHINA-INDIA FUND
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM AMERICA CORE EQUITY FUND
   (FORMERLY, JNL/PUTNAM EQUITY FUND)
JNL/PPM America High Yield Bond Fund
JNL/PPM AMERICA MID CAP VALUE FUND
JNL/PPM AMERICA SMALL CAP VALUE FUND
JNL/PPM America Value Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P COMPETITIVE ADVANTAGE FUND
JNL/S&P DIVIDEND INCOME & GROWTH FUND
JNL/S&P INTRINSIC VALUE FUND
JNL/S&P TOTAL YIELD FUND
JNL/S&P 4 FUND

JNL VARIABLE FUND LLC
JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND (FORMERLY, JNL/MELLON CAPITAL
   MANAGEMENT NASDAQ(R) 15 FUND)
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND (FORMERLY, JNL/MELLON
   CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND)
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R)24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management
JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management
JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

UNDERSCORED ARE THE FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

                                              TABLE OF CONTENTS

GLOSSARY...................................................................2

KEY FACTS..................................................................3


FEES AND EXPENSES TABLES...................................................5

EXAMPLE....................................................................19

THE ANNUITY CONTRACT.......................................................20

JACKSON....................................................................21

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT...................................21

THE SEPARATE ACCOUNT.......................................................24

INVESTMENT DIVISIONS.......................................................24

CONTRACT CHARGES...........................................................38

DISTRIBUTION OF CONTRACTS..................................................65

PURCHASES..................................................................67

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS...............................75

TELEPHONE AND INTERNET TRANSACTIONS........................................77

ACCESS TO YOUR MONEY.......................................................78

INCOME PAYMENTS (THE INCOME PHASE).........................................241

DEATH BENEFIT..............................................................250

TAXES......................................................................264

OTHER INFORMATION..........................................................269

PRIVACY POLICY.............................................................271

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............277


APPENDIX A (about Dow Jones)...............................................A-1

APPENDIX B (Contract Enhancement Recapture Charges)........................B-1

APPENDIX C (Broker-Dealer Support).........................................C-1

APPENDIX D (GMAB Prospectus Examples)......................................D-1

APPENDIX E (GMWB Prospectus Examples)......................................E-1

APPENDIX F (LifeGuard Select GMWB and LifeGuard Select with Joint Option
GMWB Transfer of Assets Methodology).......................................F-1

APPENDIX G (FutureGuard 6 GMIB Prospectus Examples)........................G-1

APPENDIX H (Accumulation Unit Values)......................................H-1

                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Contract's Issue Date.

CONTRACT MONTHLY ANNIVERSARY - each one-month anniversary of the Contract's Issue Date.

CONTRACT  QUARTER  -  the  period  of  time  between   consecutive   three-month
anniversaries of the Contract's Issue Date.

CONTRACT QUARTERLY ANNIVERSARY - each three-month anniversary of the Contract's Issue Date.

CONTRACT VALUE - the sum of the allocations between the Contract's Investment Divisions, Fixed Account and Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of Fixed Account Options and the Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.

FIXED ACCOUNT CONTRACT VALUE - the sum of the allocations between the Contract's Fixed Account Options and

Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.

FIXED ACCOUNT OPTION - a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value allocated to the Fixed Account and the GMWB Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED ACCOUNT - part of our Fixed Account within the General Account to which, if you elect the GMAB, a certain percentage of Contract Value is required to be allocated for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period. The Contract Value allocated to the GMAB Fixed Account will earn a stated rate of return over the Guarantee Period subject to certain possible adjustments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT - part of our General Account to and from which, if you elect the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be required according to non-discretionary formulas. The Contract Value allocated to the GMWB Fixed Account will earn a stated rate of return over a specified period.

GMWB FIXED ACCOUNT CONTRACT VALUE - the sum of the allocation to the Contract's GMWB Fixed Account.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - Jackson National Separate Account - I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

SEPARATE ACCOUNT CONTRACT VALUE - the sum of the allocations between the Contract's Investment Divisions.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

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ALLOCATION OPTIONS

                    The Contract makes available Investment Divisions and a Fixed Account for allocation of your premium payments and Contract Value. In addition, if you elect the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account. For more information about the fixed accounts, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. For more information about the Investment Divisions, please see "INVESTMENT DIVISIONS" beginning on page 24.

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INVESTMENT PURPOSE

                    The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 264.

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FREE LOOK

                    If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations, depending on where you live. For more information, please see "Free Look" beginning on page 270. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

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PURCHASES

                    There are minimum and maximum premium requirements. You may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. The Contract also has two premium protection options, namely the Capital Protection Program and the Guaranteed Minimum Accumulation Benefit (GMAB), respectively. If the GMAB is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the GMAB is in effect. For more information about both options, please see "PURCHASES" beginning on page 67.

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WITHDRAWALS

                    Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies. For more information, please see "ACCESS TO YOUR MONEY" beginning on page 78.

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INCOME PAYMENTS

                    There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see "INCOME PAYMENTS (THE INCOME PHASE)" beginning on page 241.

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DEATH BENEFIT

                    The Contract has a death benefit that becomes payable if you die before the Income Date. There are also a number of optional death benefits available. For more information, please see "DEATH BENEFIT" beginning on page 250.

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                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

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                                       OWNER TRANSACTION EXPENSES

                      Front-end Sales Load None
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Maximum Withdrawal Charge (1) -
       PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE               8.5%
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Maximum Contract Enhancement Recapture Charge 2 -
       PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS
       WITHDRAWN WITH A CONTRACT ENHANCEMENT                        4.5%
------ ------------------------------------------------------------ --------
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Maximum Premium Taxes 3 -
       PERCENTAGE OF EACH PREMIUM                                   3.5%
------ ------------------------------------------------------------ --------
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     Commutation  Fee:  Upon a  total  withdrawal  after  income  payments  have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

          o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

          o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


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Transfer Charge (4) -
       PER TRANSFER AFTER 15 IN A CONTRACT YEAR                     $25
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Expedited Delivery Charge (5)                                       $22.50
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(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:

                 Completed Years Since Receipt Of Premium -
                 0         1         2         3         4         5         6         7+
---------------- --------- --------- --------- --------- --------- --------- --------- ---------
---------------- --------- --------- --------- --------- --------- --------- --------- ---------
Base             8.5%      8%        7%        6%        5%        4%        2%        0
    Schedule
---------------- --------- --------- --------- --------- --------- --------- --------- ---------
---------------- --------- --------- --------- --------- --------- --------- --------- ---------
Five-year        8%        7%        6%        4%        2%        0         0         0
    Schedule
---------------- --------- --------- --------- --------- --------- --------- --------- ---------
Three-year       7.5%      6.5%      5%        0         0         0         0         0
    Schedule

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract Enhancement: if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distributions of the Internal Revenue Code; a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

                             Completed Years Since Receipt Of Premium -
                             0       1        2        3        4        5       6        7+
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
2% C.E.                      2%      2%       1.25%    1.25%    0.5%     0       0        0
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
3% C.E.                      3%      3%       2%       2%       2%       1%      1%       0
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
4% C.E.                      4%      4%       2.5%     2.5%     2.5%     1.25%   1.25%    0
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
5% C.E.                      4.5%    3.75%    3.25%    2.75%    2%       1.25%   1%       0

     Please note that if you elected the 5% Contract Enhancement and return your Contract during the free look period, the entire amount of the Contract Enhancement will be recaptured.

(3)  Premium taxes generally range from 0 to 3.5% and vary by state.

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.
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                                PERIODIC EXPENSES

BASE CONTRACT

Annual Contract Maintenance Charge (6)                                                               $35

Separate Account Annual Expenses
        ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                     1.25%

Mortality And Expense Risk Charge (7)                                                     1.10%

Administration Charge (8)                                                                 0.15%
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Total Separate Account Annual Expenses for Base Contract                                             1.25%
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OPTIONAL ENDORSEMENTS - The following optional endorsement charges are based on average account value: EarningsMax(R), the 5% Contract Enhancement, the 4% Contract Enhancement, the 3% Contract Enhancement, the 2% Contract Enhancement, the Five-Year Withdrawal Schedule, the Three-Year Withdrawal Schedule, the 20% Additional Free Withdrawal, the 4% Roll-up Death Benefit, the Highest
Anniversary  Value  Death  Benefit,  the  Combination  5%  Roll-up  and  Highest
Anniversary Value Death Benefit and the Combination 4% Roll-up and Highest Anniversary Value Death Benefit. Please see footnotes 13-35, 38, 40-41 and 43 for those charges that are not based on average account value.


A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT ARE AVAILABLE. YOU MAY SELECT ONE OF EACH GROUPING BELOW. (9)

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Earnings Protection Benefit Maximum Annual Charge
   ("EarningsMax") (10)                                             0.45%
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5% Contract Enhancement Maximum Annual Charge (11)                  0.695%
4% Contract Enhancement Maximum Annual Charge (11)                  0.56%
3% Contract Enhancement Maximum Annual Charge (11)                  0.42%
2% Contract Enhancement Maximum Annual Charge (12)                  0.395%
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      -------------------------------------------------- ----------------------------------------------------
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      Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge                                    0.60%
         ("FutureGuardSM")(no longer offered as of December 3, 2007) (13)

      GMIB Maximum Annual Charge ("FutureGuard 6SM") (14)                                               0.87%
      Guaranteed Minimum Accumulation Benefit ("GMAB") Maximum Annual Charge (15)                       1.02%

       7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no                        0.75%
         longer offered as of March 31, 2008)("SafeGuard 7 PlusSM") (16)
      Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual                          0.81%
         Charge ("SafeGuard MaxSM") (17)

      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM,"
         formerly "AutoGuard") (18)                                                                     1.47%
      6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (19)                          1.62%
      5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of                            0.51%
         October 6, 2008) ("MarketGuard 5SM") (20)
      5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer                             1.47%
         offered as of April 30,

         2007)("LifeGuard ProtectorSM") (21)
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no                          1.50%
         longer offered as of March 31, 2008)("LifeGuard AdvantageSM,"
         formerly "LifeGuard Protector AdvantageSM") (22)
      5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge                              1.47%
         (no longer offered as of April 30, 2007)("LifeGuard Protector
         PlusSM") (23)
      Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no                              1.62%
         longer offered as of April 30, 2007)("LifeGuard Protector with
         Joint Option") (24)
      Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge                        1.71%
         (no longer offered as of April 30, 2007)("LifeGuard Protector Plus with
         Joint Option") (25)
      For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered                        1.50%
          as of March 31, 2008)("LifeGuard AscentSM") (26)
      Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer                          1.71%
         offered as of March 31, 2008)("LifeGuard Ascent With Joint Option")(27)

      For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge                                 1.50%
         ("LifeGuard FreedomSM GMWB")  (28)
      Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge                           1.86%
         ("LifeGuard Freedom GMWB With Joint Option") (29)

      For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and                            1.20%
         Annual Step-Up Maximum Annual Charge ("LifeGuard SelectSM") (30)
      Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment                          1.50%
         and Annual Step-Up Maximum Annual Charge ("LifeGuard Select With Joint
         Option") (31)
      5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1,                            1.32%
         2006)("LifeGuard 5(R)")(32)
      4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1,                            0.87%
         2006)("LifeGuard 4(R)")(33)
      -------------------------------------------------------------------------------------------------------
      -------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------
      ------------------------------------------------------------------------------------------------- -----
      Five-year Withdrawal Schedule Maximum Annual Charge                                               0.30%
      Three-year Withdrawal Schedule Maximum Annual Charge (no longer offered                           0.45%
         as of May 1, 2006)
      ------------------------------------------------------------------------------------------------- -----
      ------------------------------------------------------------------------------------------------- -----

      ------------------------------------------------------------------------------------------------- -----
      ------------------------------------------------------------------------------------------------- -----
      20% Additional Free Withdrawal Maximum Annual Charge                                              0.30%
      ------------------------------------------------------------------------------------------------- -----
      -------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------
      ------------------------------------------------------------------------------------------------- -----

      5% Roll-up Death Benefit Maximum Annual Charge (34)                                               1.20%
      6% Roll-up Death Benefit Maximum Annual Charge (35)                                               1.60%
      4% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of                           0.50%
         April 30, 2007) (36)
      Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer                          0.40%
         offered as of October 6, 2008) (37)
      Highest Quarterly Anniversary Value Death Benefit Maximum Annual                                  0.60%
         Charge (3)(8)
      Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum                        0.80%
          Annual Charge (no longer offered as of October 6, 2008) (3)(9)
      Combination 5% Roll-up and Highest Quarterly Anniversary Value Death                              1.40%
         Benefit Maximum Annual Charge (40)
      Combination 6% Roll-up and Highest Quarterly Anniversary Value Death                              1.80%
         Benefit Maximum Annual Charge (41)
      Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum
         Annual Charge (no 0.60% longer offered as of April 30, 2007) (4)(2)
      LifeGuard Freedom DB (only available if the LifeGuard Freedom GMWB is also                        0.60%
          selected) (4)(3)

      -------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------

(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(7)  This charge is 1.00% on Contracts issued BEFORE MAY 3, 2004.

(8) This charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

(9) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 5%, 4% and 3% Contract Enhancements and the Three-year Withdrawal Schedule are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may NOT select both a Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits. In addition, the Guaranteed Minimum Accumulation Benefit may NOT be selected in combination with any Contract Enhancement, any Guaranteed Minimum Income Benefit or any Guaranteed Minimum Withdrawal Benefits.

(10) The current charge is 0.30%.

(11) This charge lasts for the first seven Contract Years.

(12) This charge lasts for the first five Contract Years.

(13) The charge for FutureGuard is expressed as an annual percentage of the GMIB Benefit Base. The GMIB Benefit Base for FutureGuard is the greater of (a) or (b), where:

     (a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

     (b)  Generally   equals  the  greatest   Contract  Value  on  any  Contract
          Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.


     For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "FutureGuard Guaranteed Minimum Income Benefit" beginning on page 243.


     For Contracts with this GMIB purchased ON AND AFTER MAY 3, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

     For Contracts with this GMIB purchased BEFORE MAY 3, 2004 (subject to availability), you pay 0.10% of the GMIB Benefit Base each calendar quarter (0.40% annually).

     For Contracts with this GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "FutureGuard Guaranteed Minimum Income Benefit Charge" beginning on page 42.


(14) The charge for FutureGuard 6 is expressed as an annual percentage of the GMIB Benefit Base. The GMIB Benefit Base for FutureGuard 6 is the greater of (a) or (b), where:

     (a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

     (b)  Generally   equals  the  greatest   Contract  Value  on  any  Contract
          Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

     At issue, the Step-Up Date is the Issue Date, and the Step-Up Value is generally equal to the initial premium paid plus any Contract Enhancement credited. After issue, the Step-Up Date is the Contract Anniversary on which the Owner elects to step up to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.


     For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "FutureGuard 6 Guaranteed Minimum Income Benefit" beginning on page 246.

     For Contracts with FutureGuard 6 purchased ON OR AFTER OCTOBER 6, 2008, the charge is 0.2125% of the GMIB Benefit Base each calendar quarter (0.85% annually). For Contracts purchased IN WASHINGTON STATE ON OR AFTER OCTOBER 6, 2008, you pay 0.0725% of the GMIB Benefit Base each Contract Month (0.87% annually as used in the table).

     For Contracts with FutureGuard 6 purchased BEFORE OCTOBER 6, 2008, the charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually). For Contracts purchased IN WASHINGTON STATE BEFORE OCTOBER 6, 2008, you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually).

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "FutureGuard 6 Guaranteed Minimum Income Benefit Charge" beginning on page 42.

(15) The charge is quarterly, currently 0.125% of the Guaranteed Value (GV) in effect on the date the charge is deducted, which, annually, is 0.50% of the GV, subject to a maximum annual charge of 1.00%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0425% of the GV, which, annually, is 0.51% of the GV, subject to a maximum annual charge of 1.02% as used in the Table. The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value. Quarterly charges are deducted from the Investment Divisions and the Fixed Account, including the GMAB Fixed Account, on a pro rata basis. IN WASHINGTON STATE, the monthly charges are also pro rata but deducted over the applicable Investment Divisions only. The portion of the charge from the Investment Divisions is deducted by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV. For more information about the charge for this endorsement, please see "Guaranteed Minimum Accumulation Benefit Charge" beginning on page 43. For more information about how the endorsement works, including more details regarding the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 71. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


(16) 0.75% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable quarterly (monthly for Contracts purchased IN WASHINGTON STATE). The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     The charge is expressed as an annual percentage and depends on:

     *    When the endorsement is added to the Contract.

     * The endorsement's availability - ON AND AFTER, OR BEFORE JANUARY 17, 2006, or BEFORE OCTOBER 4, 2004.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - quarterly, monthly, or daily.

     THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES.

     For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

     For Contracts to which this endorsement was added BEFORE OCTOBER 4, 2004, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

                                         7% GMWB
Endorsement's            On and after                Before                 Before
Availability           January 17, 2006         January 17, 2006        October 4, 2004
------------------ ------------------------- ----------------------- ----------------------
------------------ ------------------------- ----------------------- ----------------------
Maximum Annual              0.75%                    0.70%                   0.70%
Charge
------------------ ------------------------- ----------------------- ----------------------
------------------ ------------- ----------- ----------------------- ----------------------
Current Annual        0.40%        0.42%             0.40%                   0.35%
Charge                                                                0.55% upon step-up
------------------ ------------- ----------- ----------------------- ----------------------
------------------ ------------------------- ----------------------- ----------------------
Charge Basis                 GWB              Investment Divisions   Investment Divisions
------------------ ------------------------- ----------------------- ----------------------
------------------ ------------- ----------- ----------------------- ----------------------
Charge Frequency    Quarterly     Monthly            Daily                   Daily


     For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 43. For more information about how the endorsement works, including more details regarding the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 82.


(17) The charge is quarterly, currently 0.1125% of the GWB, which is 0.45% of the GWB on an annual basis, subject to a maximum annual charge of 0.80%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0375% of the GWB, which, annually, is 0.45% of the GWB, subject to a maximum annual charge of 0.81% as used in the Table. The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the  charge  is  deducted  from  Contract  Value,  it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 88. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


(18) The charge is quarterly, currently 0.1625% of the GWB, which is 0.65% of the GWB on an annual basis, subject to a maximum annual charge of 1.45%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB, which, annually, is 0.66% of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the  charge  is  deducted  from  Contract  Value,  it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 94. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

(19) The charge is quarterly, currently 0.2125% of the GWB, which is 0.85% of the GWB on an annual basis, subject to a maximum annual charge of 1.60%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0725% of the GWB, which, annually, is 0.87% of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the  charge  is  deducted  from  Contract  Value,  it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 100. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

(20) The charge is quarterly, currently 0.05% of the GWB, which is 0.20% of the GWB on an annual basis, subject to a maximum annual charge of 0.50%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB, which, annually, is 0.21% of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 105. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


(21) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                           5% FOR LIFE GMWB WITH ANNUAL STEP-UP
            ------------------- --------------------- ------------------------

            Annual Charge             Maximum                 Current
            ------------------- --------------------- ------------------------
            ------------------- --------- ----------- ----------- ------------
            Ages    45 - 49     0.85%/4    0.87%/12    0.40%/4     0.42%/12
                    50 - 54     0.85%/4    0.87%/12    0.40%/4     0.42%/12
                    55 - 59     1.20%/4    1.20%/12    0.65%/4     0.66%/12
                    60 - 64     1.30%/4    1.32%/12    0.75%/4     0.75%/12
                    65 - 69     1.45%/4    1.47%/12    0.90%/4     0.90%/12
                    70 - 74     0.85%/4    0.87%/12    0.50%/4     0.51%/12
                    75 - 80     0.60%/4    0.60%/12    0.35%/4     0.36%/12
            ------------------- --------- ----------- ----------- ------------
            ------------------- ----------------------------------------------
            Charge Basis                             GWB
            ------------------- ----------------------------------------------
            ------------------- --------- ----------- ----------- ------------
            Charge Frequency    Quarterly  Monthly    Quarterly     Monthly


     For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 48. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 110.


(22) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON State, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                      5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
            ------------------- --------------------- ------------------------

            Annual Charge             Maximum                 Current
            ------------------- --------------------- ------------------------
            ------------------- --------- ----------- ----------- ------------
            Ages    45 - 49     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                    50 - 54     1.15%/4    1.17%/12    0.70%/4     0.72%/12
                    55 - 59     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    60 - 64     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    65 - 69     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    70 - 74     0.90%/4    0.90%/12    0.55%/4     0.57%/12
                    75 - 80     0.65%/4    0.66%/12    0.40%/4     0.42%/12
            ------------------- --------- ----------- ----------- ------------
            ------------------- ----------------------------------------------
            Charge Basis                             GWB
            ------------------- ----------------------------------------------
            ------------------- --------- ----------- ----------- ------------
            Charge Frequency    Quarterly  Monthly    Quarterly     Monthly

     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


     For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 49. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 117.


(23) 1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                      5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
            ------------------ --------------------- ---------------------------

            Annual Charge            Maximum                   Current
            ------------------ --------------------- ---------------------------
            ------------------ --------- ----------- ------------ --------------
            Ages    45 - 49    0.85%/4    0.87%/12     0.40%/4       0.42%/12
                    50 - 54    1.00%/4    1.02%/12     0.55%/4       0.57%/12
                    55 - 59    1.45%/4    1.47%/12     0.85%/4       0.87%/12
                    60 - 64    1.45%/4    1.47%/12     0.85%/4       0.87%/12
                    65 - 69    1.20%/4    1.20%/12     0.65%/4       0.66%/12
                    70 - 74    0.75%/4    0.75%/12     0.35%/4       0.36%/12
                    75 - 80    0.55%/4    0.57%/12     0.30%/4       0.30%/12
            ------------------ --------- ----------- ------------ --------------
            ------------------ -------------------------------------------------
            Charge Basis                              GWB
            ------------------ -------------------------------------------------
            ------------------ --------- ----------- ------------ --------------
            Charge Frequency   Quarterly  Monthly     Quarterly      Monthly


     For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page
     50. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 127.


(24) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                         JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP
            ------------------ --------------------- ---------------------------

            Annual Charge            Maximum                   Current
            ------------------ --------------------- ---------------------------
            ------------------ --------- ----------- ------------ --------------
            Ages    45 - 49    1.00%/4    1.02%/12     0.55%/4       0.57%/12
                    50 - 54    1.00%/4    1.02%/12     0.55%/4       0.57%/12
                    55 - 59    1.35%/4    1.35%/12     0.80%/4       0.81%/12
                    60 - 64    1.45%/4    1.47%/12     0.90%/4       0.90%/12
                    65 - 69    1.60%/4    1.62%/12     1.05%/4       1.05%/12
                    70 - 74    1.00%/4    1.02%/12     0.65%/4       0.66%/12
                    75 - 80    0.75%/4    0.75%/12     0.50%/4       0.51%/12
            ------------------ --------- ----------- ------------ --------------
            ------------------ -------------------------------------------------
            Charge Basis                              GWB
            ------------------ -------------------------------------------------
            ------------------ --------- ----------- ------------ --------------
            Charge Frequency   Quarterly  Monthly     Quarterly      Monthly


     For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page 51. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 136.


(25) 1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                   JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
            ------------------ --------------------- ---------------------------

            Annual Charge            Maximum                   Current
            ------------------ --------------------- ---------------------------
            ------------------ --------- ----------- ------------ --------------
            Ages    45 - 49    1.10%/4    1.11%/12     0.65%/4       0.66%/12
                    50 - 54    1.25%/4    1.26%/12     0.80%/4       0.81%/12
                    55 - 59    1.70%/4    1.71%/12     1.10%/4       1.11%/12
                    60 - 64    1.70%/4    1.71%/12     1.10%/4       1.11%/12
                    65 - 69    1.45%/4    1.47%/12     0.90%/4       0.90%/12
                    70 - 74    1.00%/4    1.02%/12     0.60%/4       0.60%/12
                    75 - 80    0.80%/4    0.81%/12     0.55%/4       0.57%/12
            ------------------ --------- ----------- ------------ --------------
            ------------------ -------------------------------------------------
            Charge Basis                              GWB
            ------------------ -------------------------------------------------
            ------------------ --------- ----------- ------------ --------------
            Charge Frequency   Quarterly  Monthly     Quarterly      Monthly


     For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 52. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 144.


(26) 1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                          FOR LIFE GMWB WITH ANNUAL STEP-UP
           ------------------- --------------------- ------------------------

           Annual Charge             Maximum                 Current
           ------------------- --------------------- ------------------------
           ------------------- --------- ----------- ------------ -----------
           Ages    45 - 85     1.50%/4    1.50%/12     0.95%/4     0.96%/12
           ------------------- ----------------------------------------------
           Charge Basis                             GWB
           ------------------- ----------------------------------------------
           ------------------- --------- ----------- ------------ -----------
           Charge Frequency    Quarterly  Monthly     Quarterly    Monthly

     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


     For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 53. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 154.


(27) 1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                          JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP
           ------------------ ---------------------- ---------------------------

           Annual Charge             Maximum                  Current
           ------------------ ---------------------- ---------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Ages    45 - 85     1.70%/4    1.71%/12    1.15%/4       1.17%/12
           ------------------ --------------------------------------------------
           Charge Basis                              GWB
           ------------------ --------------------------------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Charge Frequency   Quarterly   Monthly    Quarterly      Monthly

     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


     For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 54. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 163.

                                ------------------------------------------------

(28) 1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                   FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP

           ------------------ ---------------------- ---------------------------
           Annual Charge             Maximum                  Current
           ------------------ ---------------------- ---------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Ages    45 - 80     1.50%/4    1.50%/12    0.95%/4       0.96%/12
           ------------------ --------------------------------------------------
           Charge Basis                              GWB
           ------------------ --------------------------------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Charge Frequency   Quarterly   Monthly    Quarterly      Monthly



     For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 55. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 174.

                                ------------------------------------------------


(29) For Contracts purchased IN WASHINGTON STATE, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month. For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                JOINT FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP

           ------------------ ---------------------- ---------------------------
           Annual Charge             Maximum                  Current
           ------------------ ---------------------- ---------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Ages    45 - 80     1.85%/4    1.86%/12    1.25%/4       1.26%/12
           ------------------ --------------------------------------------------
           Charge Basis                              GWB
           ------------------ --------------------------------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Charge Frequency   Quarterly   Monthly    Quarterly      Monthly

     For more information about the charge for

     see "Joint Life GMWB With Bonus and Annua this endorsement, please beginning on page 56. For more informatil Step-Up Charge" endorsement works, please see "Joint For on about how the Annual Step-Up " beginning on page 184. Life GMWB With Bonus and

                                ------------------------------------------------

(30) 1.20% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract
     Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                            FOR LIFE GMWB WITH BONUS,
          GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP
                -------------------------------------------------

           ------------------ ---------------------- ---------------------------
           Annual Charge             Maximum                  Current
           ------------------ ---------------------- ---------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Ages    55 - 80     1.20%/4    1.20%/12    0.65%/4       0.66%/12
           ------------------ --------------------------------------------------
           Charge Basis                              GWB
           ------------------ --------------------------------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Charge Frequency   Quarterly   Monthly    Quarterly      Monthly

     For more information about the charge for

     see  "For  Life  GMWB  With  Bonus,  Guaranteed  this  endorsement,  please
     Adjustment and Annual Step-Up Charge" beg Withdrawal Balance more information about how the endorsemeninning on page 57. For Life GMWB With Bonus, Guaranteed Withdrawt works, please see "For Annual Step-Up " beginning on page 195. al Balance Adjustment and representative to learn about the currentPlease check with your GMWB Fixed Account. You may also contact interest rate for the Service Center for more information. Our us at the Annuity on the first page of the prospectus. contact information is

                                ------------------------------------------------

(31) 1.50% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract
     Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                         JOINT FOR LIFE GMWB WITH BONUS,
          GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP
                -------------------------------------------------

           ------------------ ---------------------- ---------------------------
           Annual Charge             Maximum                  Current
           ------------------ ---------------------- ---------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Ages    55 - 80     1.50%/4    1.50%/12    0.80%/4       0.81%/12
           ------------------ --------------------------------------------------
           Charge Basis                              GWB
           ------------------ --------------------------------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Charge Frequency   Quarterly   Monthly    Quarterly      Monthly


     For more information about the charge for this endorse see "Joint For Life GMWB With Bonus, Guaranteed Withdrment, please Adjustment and Annual Step-Up Charge" beginning on pagawal Balance more information about how the endorsement works, pleae 58. For "Joint For Life GMWB With Bonus, Guaranteed Withdrawalse see Adjustment and Annual Step-Up " beginning on page 208. Balance

                                ------------------------------------------------

(32) 1.32% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     Charges are expressed as an annual percentage and depend on:

     *    The Owner's age when the endorsement is added to the Contract.

     *    The   endorsement's   availability  -  effective  May  1,  2006,  this
          endorsement is no longer available to add to a Contract.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - quarterly, monthly, or daily.

     For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                                                   5% FOR LIFE GMWB

            Endorsement's                      Before May 1, 2006                           Before
            Availability                                                              January 17, 2006*
            ------------------ ------------------------ --------------------------- ----------- -----------
            Annual Charge              Maximum                   Current             Maximum     Current
            ------------------ ------------------------ --------------------------- ----------- -----------
            ------------------ ------------ ----------- ------------ -------------- ----------- -----------
            Ages    60 - 64      1.30%/4     1.32%/12     0.90%/4      0.90%/12       1.30%       0.90%
                    65 - 69      0.85%/4     0.87%/12     0.60%/4      0.60%/12       0.85%       0.60%
                    70 - 74      0.60%/4     0.60%/12     0.50%/4      0.51%/12       0.60%       0.50%
                    75 - 80      0.50%/4     0.51%/12     0.40%/4      0.42%/12       0.50%       0.40%
            ------------------ ------------ ----------- ------------ -------------- ----------- -----------
            ------------------ ---------------------------------------------------- -----------------------
            Charge Basis                               GWB                           Investment Divisions
            ------------------ ---------------------------------------------------- -----------------------
            ------------------ ------------ ----------- ------------ -------------- -----------------------
            Charge Frequency    Quarterly    Monthly     Quarterly      Monthly             Daily

     * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


     With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
     59. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 224.


(33) 0.87% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS. Charges are expressed as an annual percentage and depend on:

     *    The Owner's age when the endorsement is added to the Contract.

     *    The   endorsement's   availability  -  effective  May  1,  2006,  this
          endorsement is no longer available to add to a Contract.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - quarterly, monthly, or daily.

     For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                                                   4% FOR LIFE GMWB
            Endorsement's                      Before May 1, 2006                           Before
            Availability                                                              January 17, 2006*
            ------------------ ------------------------ --------------------------- ----------- -----------
            Annual Charge              Maximum                   Current             Maximum     Current
            ------------------ ------------------------ --------------------------- ----------- -----------
            ------------------ ------------ ----------- ------------ -------------- ----------- -----------
            Ages    50 - 54      0.85%/4     0.87%/12     0.65%/4      0.66%/12       0.85%       0.65%
                    55 - 59      0.65%/4     0.66%/12     0.50%/4      0.51%/12       0.65%       0.50%
                    60 - 64      0.50%/4     0.51%/12     0.35%/4      0.36%/12       0.50%       0.35%
                    65 - 69      0.35%/4     0.36%/12     0.25%/4      0.27%/12       0.35%       0.25%
                    70 - 74      0.30%/4     0.30%/12     0.20%/4      0.21%/12       0.30%       0.20%
                    75 - 80      0.20%/4     0.21%/12     0.15%/4      0.15%/12       0.20%       0.15%
            ------------------ ------------ ----------- ------------ -------------- ----------- -----------
            ------------------ ---------------------------------------------------- -----------------------
            Charge Basis                               GWB                           Investment Divisions
            ------------------ ---------------------------------------------------- -----------------------
            ------------------ ------------ ----------- ------------ -------------- -----------------------
            Charge Frequency    Quarterly    Monthly     Quarterly      Monthly             Daily

     * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


     With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
     60. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 232.

(34) For Contracts with this 5% Roll-up Death Benefit purchased ON OR AFTER OCTOBER 6, 2008, the charge is 0.15% of the GMDB Benefit Base each Contract Quarter (0.60% annually), subject to a maximum annual charge of 1.20% as used in the Table.

     For Contracts with this 5% Roll-up Death Benefit purchased BEFORE OCTOBER 6, 2008, the charge is 0.45%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

     For more information about the charge for this endorsement, please see "5% Roll-up Death Benefit" under "Death Benefit Charges", beginning on page . For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see "5% Roll-up Death Benefit" under "Optional Death Benefits", beginning on page .


     Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "5% Compounded Death Benefit Endorsement," and the charge may be less.


(35) The charge for this 6% Roll-up Death Benefit is 0.20% of the GMDB Benefit Base each Contract Quarter (0.80% annually), subject to a maximum annual charge of 1.60% as used in the Table. For more information about the charge for this endorsement, please see "6% Roll-up Death Benefit" under "Death Benefit Charges", beginning on page . For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see "6% Roll-up Death Benefit" under "Optional Death Benefits", beginning on page .

(36) The current charge is 0.30%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

(37) The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Maximum Anniversary Value Death Benefit Endorsement," and the charge may be less.

(38) The charge for this Highest Quarterly Anniversary Value Death Benefit is 0.075% of the GMDB Benefit Base each Contract Quarter (0.30% annually), subject to a maximum annual charge of 0.60% as used in the Table. For more information about the charge for this endorsement, please see " Highest Quarterly Anniversary Value Death Benefit" under "Death Benefit Charges", beginning on page . For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see "Highest Quarterly Anniversary Value Death Benefit " under "Optional Death Benefits", beginning on page .

(39) The current charge is 0.55% on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Combination Death Benefit Endorsement," and the charge may be less.

(40) The  charge  for  this   Combination  5%  Roll-up  and  Highest   Quarterly
     Anniversary Value Death Benefit is 0.175% of the GMDB Benefit Base each Contract Quarter (0.70% annually), subject to a maximum annual charge of 1.40% as used in the Table. For more information about the charge for this endorsement, please see "Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit" under "Death Benefit Charges", beginning on page . For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see "Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit" under "Optional Death Benefits", beginning on page .

(41) The  charge  for  this   Combination  6%  Roll-up  and  Highest   Quarterly
     Anniversary Value Death Benefit is 0.225% of the GMDB Benefit Base each Contract Quarter (0.90% annually), subject to a maximum annual charge of 1.80% as used in the Table. For more information about the charge for this endorsement, please see "Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit" under "Death Benefit Charges", beginning on page . For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see "Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit" under "Optional Death Benefits", beginning on page .

(42) The current charge is 0.40%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

(43) The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB. The charge for the LifeGuard Freedom DB is 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually). THE CHARGE FOR LIFEGUARD FREEDOM DB IS IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB. For more information about the charge for the LifeGuard Freedom DB, please see "LifeGuard Freedom DB" under "Death Benefit Charges", beginning on page . For more information about how this optional death benefit endorsement works, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page . For more information about how the LifeGuard Freedom GMWB works, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 174.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses  that  are  deducted  from  Fund  assets,   including  management  and
administration fees, 12b-1 service fees and other expenses.)

[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]



---------------------------------------------


                Minimum: __%

                Maximum: __%


---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.

[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]



                   FUND OPERATING EXPENSES
            (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET
                           ASSETS) ACQUIRED
                                                           MANAGEMENT                                   FUND FEES        ANNUAL
                                                              and          SERVICE         OTHER      AND EXPENSES     OPERATING
                          FUND NAME                        ADMIN FEE A    (12B-1) FEE    EXPENSES B          C          EXPENSES
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/AIM International Growth                                0.82%           0.20%         0.01%          0.01%          1.04%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/AIM Large Cap Growth F                                  0.77%           0.20%         0.01%          0.00%          0.98%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/AIM Real Estate                                         0.81%           0.20%         0.01%          0.01%          1.03%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/AIM Small Cap Growth                                    0.95%           0.20%         0.00%          0.01%          1.16%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Capital Guardian Global Balanced F                      0.80%           0.20%         0.01%          0.00%          1.01%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Capital Guardian Global Diversified Research            0.90%           0.20%         0.00%          0.01%          1.11%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Capital Guardian International Small Cap                1.10%           0.20%         0.00%          0.04%          1.34%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Capital Guardian U.S. Growth Equity                     0.80%           0.20%         0.00%          0.00%          1.00%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Credit Suisse Global Natural Resources                  0.85%           0.20%         0.00%          0.01%          1.06%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Credit Suisse Long/Short                                1.00%           0.20%         1.06% D        0.01%          2.27%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Eagle Core Equity                                       0.73%           0.20%         0.01%          0.01%          0.95%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Eagle SmallCap Equity                                   0.83%           0.20%         0.00%          0.01%          1.04%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Franklin Templeton Founding Strategy                    0.05%           0.00%         0.00%          1.06% E        1.11%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Franklin Templeton Global Growth                        0.90%           0.20%         0.00%          0.00%          1.10%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Franklin Templeton Income                               0.82%           0.20%         0.00%          0.00%          1.02%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Franklin Templeton Mutual Shares                        0.85%           0.20%         0.02% D        0.00%          1.07%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Franklin Templeton Small Cap Value                      0.95%           0.20%         0.01%          0.01%          1.17%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Goldman Sachs Core Plus Bond                            0.70%           0.20%         0.01%          0.01%          0.92%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Goldman Sachs Mid Cap Value                             0.82%           0.20%         0.01%          0.01%          1.04%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Goldman Sachs Short Duration Bond                       0.54%           0.20%         0.01%          0.00%          0.75%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/JPMorgan International Value                            0.80%           0.20%         0.01%          0.00%          1.01%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/JPMorgan MidCap Growth                                  0.80%           0.20%         0.01%          0.01%          1.02%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/JPMorgan U.S. Government & Quality Bond                 0.58%           0.20%         0.00%          0.01%          0.79%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Lazard Emerging Markets                                 1.09%           0.20%         0.00%          0.02%          1.31%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Lazard Mid Cap Equity F                                 0.81%           0.20%         0.01%          0.01%          1.03%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Lazard Small Cap Equity                                 0.85%           0.20%         0.01%          0.01%          1.07%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management S&P 500 Index                 0.38%           0.20%         0.01%          0.01%          0.60%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management S&P 400 MidCap Index          0.39%           0.20%         0.01%          0.00%          0.60%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Small Cap Index               0.39%           0.20%         0.01%          0.00%          0.60%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management International Index           0.44%           0.20%         0.01%          0.00%          0.65%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Bond Index                    0.40%           0.20%         0.00%          0.00%          0.60%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index  0.58%           0.20%         0.01%           0.01%         0.80%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Index 5                       0.05%           0.00%         0.01%          0.61% E        0.67%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management 10 x 10                       0.05%           0.00%         0.01%          0.63% E        0.69%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Oppenheimer Global Growth                               0.84%           0.20%         0.01%          0.00%          1.05%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PAM Asia ex-Japan                                       1.10%           0.20%         0.00%          0.08%          1.38%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PAM China-India                                         1.20%           0.20%         0.00%          0.08%          1.48%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PIMCO Real Return                                       0.60%           0.20%         0.00%          0.00%          0.80%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PIMCO Total Return Bond                                 0.60%           0.20%         0.00%          0.01%          0.81%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PPM America Core Equity F                               0.75%           0.20%         0.01%          0.00%          0.96%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PPM America High Yield Bond F                           0.57%           0.20%         0.00%          0.01%          0.78%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PPM America Mid Cap Value                               0.85%           0.20%         0.01%          0.00%          1.06%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PPM America Small Cap Value                             0.85%           0.20%         0.01%          0.00%          1.06%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PPM America Value Equity                                0.65%           0.20%         0.01%          0.00%          0.86%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Select Balanced                                         0.58%           0.20%         0.00%          0.01%          0.79%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Select Money Market                                     0.38%           0.20%         0.00%          0.00%          0.58%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Select Value                                            0.63%           0.20%         0.00%          0.00%          0.83%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/T. Rowe Price Established Growth                        0.68%           0.20%         0.00%          0.01%          0.89%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/T. Rowe Price Mid-Cap Growth                            0.81%           0.20%         0.01%          0.02%          1.04%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/T. Rowe Price Value                                     0.75%           0.20%         0.00%          0.01%          0.96%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Managed Conservative                                0.18%           0.00%         0.00%          0.88% E        1.06%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Managed Moderate                                    0.18%           0.00%         0.01%          0.91% E        1.10%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Managed Moderate Growth                             0.15%           0.00%         0.01%          0.96% E        1.12%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Managed Growth                                      0.15%           0.00%         0.00%          0.98% E        1.13%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Managed Aggressive Growth                           0.17%           0.00%         0.00%          1.02% E        1.19%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Retirement Income                                   0.18%           0.00%         0.00%          0.90% E        1.08%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Retirement 2015                                     0.18%           0.00%         0.00%          1.01% E        1.19%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Retirement 2020                                     0.18%           0.00%         0.00%          1.02% E        1.20%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Retirement 2025                                     0.18%           0.00%         0.00%          1.04% E        1.22%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Disciplined Moderate                                0.18%           0.00%         0.00%          0.69% E        0.87%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Disciplined Moderate Growth                         0.18%           0.00%         0.00%          0.71% E        0.89%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Disciplined Growth                                  0.18%           0.00%         0.01%          0.67% E        0.86%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Competitive Advantage                               0.50%           0.20%         0.00%          0.04%          0.74%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Dividend Income & Growth                            0.50%           0.20%         0.00%          0.05%          0.75%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Intrinsic Value                                     0.50%           0.20%         0.00%          0.04%          0.74%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Total Yield                                         0.50%           0.20%         0.00%          0.04%          0.74%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P 4                                                   0.05%           0.00%         0.00%          0.74% E        0.79%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management DowSM 10                      0.44%           0.20%         0.02%          0.00%          0.66%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management S&P(R) 10                     0.44%           0.20%         0.01%          0.00%          0.65%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Global 15                     0.48%           0.20%         0.01%          0.00%          0.69%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Nasdaq(R) 25                  0.50%           0.20%         0.04%          0.00%          0.74%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Value Line(R) 30              0.43%           0.20%         0.16%          0.00%          0.79%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management DowSM Dividend                0.45%           0.20%         0.02%          0.00%          0.67%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management S&P(R) 24                     0.52%           0.20%         0.01%          0.00%          0.73%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management 25                            0.44%           0.20%         0.00%          0.00%          0.64%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Select Small-Cap              0.44%           0.20%         0.01%          0.00%          0.65%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management JNL 5                         0.42%           0.20%         0.02%          0.00%          0.64%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management VIP                           0.44%           0.20%         0.05%          0.00%          0.69%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management JNL Optimized 5               0.46%           0.20%         0.05%          0.00%          0.71%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management S&P(R) SMid 60                0.52%           0.20%         0.01%          0.01%          0.74%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management NYSE(R) International 25      0.57%           0.20%         0.04%          0.01%          0.82%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Communications Sector         0.49%           0.20%         0.03%          0.00%          0.72%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Consumer Brands Sector        0.52%           0.20%         0.03%          0.00%          0.75%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Financial Sector              0.51%           0.20%         0.03%          0.00%          0.74%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Healthcare Sector             0.49%           0.20%         0.03%          0.00%          0.72%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Oil & Gas Sector              0.44%           0.20%         0.03%          0.00%          0.67%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Technology Sector             0.50%           0.20%         0.03%          0.00%          0.73%
--------------------------------------------------------- --------------- ------------- -------------- -------------- --------------


[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]

A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

     The JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.15%.

     The JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management NYSE(R) International 25 Fund, and the JNL/PAM Asia ex-Japan Fund pay an administrative fee of 0.20%.

     The JNL/PAM China-India Fund pays an administrative fee of 0.30%.

     The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds EXCEPT the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

     All other Funds pay an administrative fee of 0.10%.

     The Management and  Administrative  Fee and the Annual  Operating  Expenses
     columns  in  this  table   reflect   the   inclusion   of  the   applicable
     administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For December 31, 2007, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 1.06% and 0.01%, respectively.

E Amounts are based on the allocations to underlying funds during the period ended December 31, 2007. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

F The management/administrative fee has been restated to reflect a contract amendment; the fee was adjusted to the level shown in the table above.

                                     EXAMPLE

[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 5% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, the Five-year Withdrawal Schedule and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

         1 YEAR              3 YEARS           5 YEARS           10 YEARS
         $2,042              $3,239            $4,157            $6,886

         If you annuitize at the end of the applicable time period:

         1 YEAR *            3 YEARS          5 YEARS            10 YEARS
         $2,042              $3,239           $4,157             $6,886

* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do NOT surrender your Contract:

         1 YEAR             3 YEARS            5 YEARS           10 YEARS
         $792               $2,314             $3,757            $6,886

THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90 (age 85 for Contracts purchased in Oklahoma). Optional benefits may have different requirements, as noted.

Your Contract Value may be allocated to

     * our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

     * our GMWB Fixed Account (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB are elected), as may be made available by us, or as may be otherwise limited by us, or to

     * Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

     *    the ACCUMULATION PHASE, when you make premium payments to us, and

     *    the INCOME PHASE, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. If the 5% Contract
Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect. As a result, if you desire additional annuity coverage you will have to purchase a new and separate Contract. Purchasing an additional Contract could result in the duplication of certain fees and charges. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                     JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                    THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

CONTRACT VALUE ALLOCATED TO THE FIXED ACCOUNT AND/OR THE GMWB FIXED ACCOUNT WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT ARE NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THEM. DISCLOSURES REGARDING THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. BOTH THE AVAILABILITY OF, AND TRANSFERS INTO AND OUT OF, THE FIXED ACCOUNT (WHICH CONSISTS OF FIXED ACCOUNT OPTIONS AND THE GMAB FIXED ACCOUNT) AND THE GMWB FIXED ACCOUNT MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE REQUIREMENTS. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.

THE FIXED ACCOUNT

FIXED ACCOUNT OPTIONS. Each Fixed Account Option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in the Fixed Account Options is not withdrawn, transferred, or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years. Subject to these minimum requirements, we may declare different base interest rates at different times.

An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. The Excess Interest
Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option. The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option of the same duration, increased by 0.50%. Generally, the Excess Interest Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

There will be no Excess Interest Adjustment when the current new business interest rate (after adjustment for the 0.50% bias) is greater than the guaranteed base interest rate by less than 0.50%. This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

Also, there is no Excess Interest Adjustment on: the one-year Fixed Account Option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal from the Fixed Account Options be less than the Fixed Account minimum value.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account Option (if there is one year or less until the Income Date), will apply.

You may allocate premiums to the one-year Fixed Account Option, but we may require that the amount in the one-year Fixed Account Option (including any Contract Enhancement) be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract year.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account Option.

The three-, five-, and seven-year Fixed Account Options are not available on Contracts with the 3% or 4% Contract Enhancement purchased BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, and on Contracts with the 2% Contract Enhancement purchased BETWEEN JULY 14, 2003 AND AUGUST 17, 2003.

The DCA+ FIXED ACCOUNT OPTION, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new premiums.


THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED ACCOUNT. The GMAB Fixed Account is available only in conjunction with the purchase of the GMAB. If you elect to purchase the GMAB, a certain percentage of Contract Value is required to be allocated to the GMAB Fixed Account for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period. The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period. The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period. The interest rate may vary by state but will never be less than 3%. An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period. For more detailed information regarding the GMAB, including the GMAB Fixed Account, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 71.


THE GMWB FIXED ACCOUNT

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT. The GMWB Fixed Account is available only in conjunction with the purchase of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. If you elect to purchase one of these two GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC according to non-discretionary formulas; you may NOT CHOOSE to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 15 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.


For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 195. For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 208.


                              THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options, the GMAB Fixed Account and the GMWB Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

                JNL/Franklin Templeton Founding Strategy
                JNL/Mellon Capital Management Index 5
                JNL/Mellon Capital Management 10 x 10
                JNL/S&P Managed Conservative
                JNL/S&P Managed Moderate
                JNL/S&P Managed Moderate Growth
                JNL/S&P Managed Growth
                JNL/S&P Managed Aggressive Growth
                JNL/S&P Retirement Income
                JNL/S&P Retirement 2015
                JNL/S&P Retirement 2020
                JNL/S&P Retirement 2025
                JNL/S&P Disciplined Moderate
                JNL/S&P Disciplined Moderate Growth
                JNL/S&P Disciplined Growth
                JNL/S&P 4

THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

         [TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]

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                                JNL SERIES TRUST
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JNL/AIM INTERNATIONAL GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

     Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

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JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

     Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

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JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (sub-sub-adviser))

     Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies, including real estate investment trusts.

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JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

     Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

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JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

     Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

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JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

     Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

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JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

     Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

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JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

     Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

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JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))

     Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

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JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

     Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

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JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

     Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

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JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

     Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

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JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

     Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

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JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limit

     Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

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JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

     Seeks  to  maximize   income  while   maintaining   prospects  for  capital
     appreciation by investing in a diversified portfolio of debt and equity securities.

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JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

     Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

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JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC

     Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

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JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

     Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

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JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

     Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

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JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

     Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

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JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management, Inc.)

     Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

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JNL/JPMORGAN MIDCAP GROWTH FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management, Inc.)

     Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

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JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management, Inc.)

     Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.

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JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

     Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

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JNL/LAZARD MID CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

     Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

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JNL/LAZARD SMALL CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

     Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

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JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

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JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the S&P 400(R) Index to provide long-term
     capital   growth   by   investing   in   equity    securities   of   medium
     capitalization-weighted domestic corporations.

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JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

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JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

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JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

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JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

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JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC

     Seeks capital appreciation by initially allocating in the following Funds:

     >>   20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
     >>   20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
     >>   20% in the JNL/Mellon Capital Management Small Cap Index Fund;
     >>   20% in the JNL/Mellon Capital Management International Index Fund; and
     >>   20% in the JNL/Mellon Capital Management Bond Index Fund.

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JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
     Jackson National Asset Management, LLC

     Seeks capital appreciation and income by initially allocating in the following Funds:

     >>   50% in the Class A shares of the JNL/Mellon  Capital  Management JNL 5
          Fund;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and
     >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

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JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

     Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

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JNL/PAM ASIA EX-JAPAN FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

     Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

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JNL/PAM CHINA-INDIA FUND

     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

     Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India.

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JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

     Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

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JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

     Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

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JNL/PPM AMERICA CORE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

     Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

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JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

     Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.

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JNL/PPM AMERICA MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

     Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

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JNL/PPM AMERICA SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

     Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P Small Cap 600 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

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JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

     Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $1.336 billion and $510.201 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

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JNL/SELECT BALANCED FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

     Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

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JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

     Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

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JNL/SELECT VALUE FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

     Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

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JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

     Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

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JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

     Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

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JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

     Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

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JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

     Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

     Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

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JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

     Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

     Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

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JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.

     Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

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JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

     Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income
     Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

     Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income
     Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

     Under normal circumstances, the JNL/S&P Retirement 2020 Fund allocates approximately 30-% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2020 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

     Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income
     Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

     Under normal circumstances, the JNL/S&P Retirement 2025 Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2025 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

     Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

     Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

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JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

     Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

     Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

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JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

     Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

     Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

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JNL/S&P COMPETITIVE ADVANTAGE FUND

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

     Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.

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JNL/S&P DIVIDEND INCOME & GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

     Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

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JNL/S&P INTRINSIC VALUE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

     Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.

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JNL/S&P TOTAL YIELD FUND

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

     Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

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JNL/S&P 4 FUND
     Jackson National Asset Management, LLC

     Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P 500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

     >>   25% in JNL/S&P Competitive Advantage Fund; and
     >>   25% in JNL/S&P Dividend Income & Growth Fund; and
     >>   25% in JNL/S&P Intrinsic Value Fund; and
     >>   25% in JNL/S&P Total Yield Fund.
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ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit; (ii) any GMIB; and (iii) any GMWB.

Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under a GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these four benefits may be somewhat diminished.

The potential for overlap is greatest for a GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner's death.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

         [TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]

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                              JNL VARIABLE FUND LLC
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JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).

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JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 30 stocks are selected each year based on certain positive financial attributes.

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JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each "Stock Selection Date."

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation by investing in common stocks of 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)").

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JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE").

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JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

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JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

     >>   20% in the DowSM 10 Strategy, a dividend yielding strategy;
     >>   20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;
     >>   20% in the Global 15 Strategy, a dividend yielding strategy;
     >>   20% in the 25 Strategy, a dividend yielding strategy; and
     >>   20% in the Select Small-Cap Strategy, a small capitalization strategy.

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JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     >>   The DowSM Core 5 Strategy;
     >>   The European 20 Strategy;
     >>   The Nasdaq(R) 25 Strategy;
     >>   The S&P 24 Strategy;
     >>   The Select Small-Cap Strategy; and
     >>   The Value Line(R) 30 Strategy.
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JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

     >>   25% in the Nasdaq(R) 25 Strategy;
     >>   25% in the Value Line(R) 30 Strategy;
     >>   24% in the European 20 Strategy;
     >>   14% in the Global 15 Strategy; and
     >>   12% in the 25 Strategy.
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JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.
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JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

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JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

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JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

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JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

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JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

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JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

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JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

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The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 17240, Denver, Colorado 80217-9959, or by visiting WWW.JACKSON.COM.


VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution. CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE RISK CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.10% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE MAY 3, 2004, the Mortality and Expense Risk Charge is 1.00%. This charge does not apply to the Fixed Account or the GMWB Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

     * to make income payments for the life of the Annuitant during the income phase;

     *    to waive the withdrawal charge in the event of the Owner's death; and

     *    to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1 million or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1 million, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

     * PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), PLUS

     * EARNINGS (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your remaining premiums allocated to those accounts)

     * during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (subject to certain exclusions) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distributions will be counted as part of the free withdrawal amount).

WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

     *    withdrawals in excess of the free withdrawal amounts, or

     * withdrawals under a tax-qualified Contract that exceed its required minimum distributions, or

     * withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

     *    amounts withdrawn in a total withdrawal, or

     * amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period option or the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                                          WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

         COMPLETED YEARS SINCE RECEIPT        0        1        2        3        4        5        6        7+
         OF PREMIUM

         BASE SCHEDULE                      8.5%      8%       7%       6%       5%       4%       2%        0

         WITHDRAWAL CHARGE IF FIVE-YEAR      8%       7%       6%       4%       2%        0        0        0
         PERIOD APPLIES

         WITHDRAWAL CHARGE IF THREE-YEAR    7.5%     6.5%      5%        0        0        0        0        0
         PERIOD APPLIES*

         * PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do NOT assess the withdrawal charge on any amounts paid out as:

     * income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

     *    death benefits;

     * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

     * if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     * if permitted by your state, withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

EARNINGS PROTECTION BENEFIT ("EARNINGSMAX") CHARGE. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:

CONTRACT ENHANCEMENT           2%           3%         4%         5%

CHARGE (ON AN ANNUAL BASIS)    0.395%       0.42%      0.56%      0.695%

Due to this charge, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)

        Completed Years Since Receipt of     0        1        2        3          4         5          6       7+
          Premium
        Recapture Charge (2% Credit)         2%      2%      1.25%    1.25%      0.5%           0         0     0
        Recapture Charge (3% Credit)         3%      3%         2%       2%        2%           1%        1%    0
        Recapture Charge (4% Credit)         4%      4%       2.5%     2.5%      2.5%        1.25%     1.25%    0
        Recapture Charge (5% Credit)        4.5%    3.75%    3.25%    2.75%        2%        1.25%        1%    0

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

     *    death benefits;
     *    withdrawals taken under the additional free withdrawal provision;
     * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);
     * if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or
     * if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

FUTUREGUARD GUARANTEED MINIMUM INCOME BENEFIT CHARGE.

PLEASE NOTE: EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

     For Contracts with this GMIB purchased ON AND AFTER MAY 3, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

     For Contracts with this GMIB purchased BEFORE MAY 3, 2004 (subject to availability), you pay 0.10% of the GMIB Benefit Base each calendar quarter (0.40% annually).

     For Contracts with this GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "FutureGuard Guaranteed Minimum Income Benefit" beginning on page 243. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THIS GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THIS GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

FUTUREGUARD 6 GUARANTEED MINIMUM INCOME BENEFIT CHARGE. For Contracts with this GMIB purchased ON OR AFTER OCTOBER 6, 2008, the charge for this benefit is 0.2125% of the GMIB Benefit Base each calendar quarter (0.85% annually). For Contracts purchased IN WASHINGTON STATE ON OR AFTER OCTOBER 6, 2008, you pay 0.0725% of the GMIB Benefit Base for this benefit each Contract Month (0.87% annually). For Contracts with this GMIB purchased BEFORE OCTOBER 6, 2008, the charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually). For Contracts purchased IN WASHINGTON STATE BEFORE OCTOBER 6, 2008, you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually).

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "FutureGuard 6 Guaranteed Minimum Income Benefit" beginning on page 246. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THIS GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THIS GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB") CHARGE. If you select the GMAB, in most states you will pay 0.125% of the Guaranteed Value (GV) each calendar quarter (0.50% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0425% of the GV (0.51% annually). The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. For more information about the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 71.

We deduct the charge from your Contract Value. The actual deduction of the charge will be reflected in your quarterly statement. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account, including the GMAB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. We reserve the right to prospectively change the charge on new Contracts or upon re-election of the benefit after the Contract is issued - subject to a maximum charge of 1.00% annually in states where the charge is quarterly, 1.02% annually in states where the charge is monthly. We stop deducting this charge on the earlier of the date that the Guarantee Period ends (unless re-elected by you) or the date that the GMAB terminates for any other reason. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how this endorsement works, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 71.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 82. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

                  Maximum Annual Charge        Current Annual Charge
                --------------------------- ----------------------------
                --------------------------- -------------- -------------
                   Quarterly or Monthly       Quarterly      Monthly
                          0.75%               0.40% / 4     0.42% / 12

     You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

     For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:

                   Maximum Annual Charge        Current Annual Charge
                 --------------------------- ----------------------------
                 --------------------------- ----------------------------
                           0.70%                        0.40%

     You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

     For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:

                 Maximum Annual Charge        Current Annual Charge
               --------------------------- ----------------------------
               --------------------------- ----------------------------
                         0.70%                        0.35%
                                               0.55% upon step-up

     You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 82. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP CHARGE ("SAFEGUARD MAX"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, in most states you will pay 0.1125% of the GWB each Contract Quarter (0.45% annually). IN WASHINGTON STATE, you pay the charge, currently 0.0375% of the GWB (0.45% annually), each Contract Month. IN WASHINGTON STATE, we will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 88.


We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up - subject to a maximum charge of 0.80% annually in states where the charge is quarterly, 0.81% annually in states where the charge is monthly.


The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 88. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 94.


We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).


We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 94. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each quarter (0.85% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 100.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).


We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 100. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 105.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually).


We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 105. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 110. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.




Annual Charge                   Maximum                    Current
---------------------- -------------------------- ---------------------------
---------------------- ------------ ------------- ------------- -------------
Ages    45 - 49         0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        50 - 54         0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        55 - 59         1.20% / 4    1.20% / 12    0.65% / 4     0.66% / 12
        60 - 64         1.30% / 4    1.32% / 12    0.75% / 4     0.75% / 12
        65 - 69         1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74         0.85% / 4    0.87% / 12    0.50% / 4     0.51% / 12
        75 - 80         0.60% / 4    0.60% / 12    0.35% / 4     0.36% / 12
---------------------- ------------ ------------- ------------- -------------
---------------------- ------------------------------------------------------
Charge Basis                                    GWB
---------------------- ------------------------------------------------------
---------------------- ------------ ------------- ------------- -------------
Charge Frequency        Quarterly     Monthly      Quarterly      Monthly


You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 110. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 110. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 117. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


 PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE
                             TO ADD TO A CONTRACT.

Annual Charge                   Maximum                     Current
---------------------- --------------------------- --------------------------
---------------------- ------------- ------------- ------------ -------------
Ages    45 - 49         1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        50 - 54         1.15% / 4     1.17% / 12    0.70% / 4    0.72% / 12
        55 - 59         1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        60 - 64         1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        65 - 69         1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        70 - 74         0.90% / 4     0.90% / 12    0.55% / 4    0.57% / 12
        75 - 80         0.65% / 4     0.66% / 12    0.40% / 4    0.42% / 12
---------------------- ------------- ------------- ------------ -------------
---------------------- ------------------------------------------------------
Charge Basis                                    GWB
---------------------- ------------------------------------------------------
---------------------- ------------- ------------- ------------ -------------
Charge Frequency        Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 117. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 117. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 127. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


 PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE
                             TO ADD TO A CONTRACT.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 49        0.85% / 4     0.87% / 12    0.40% / 4    0.42% / 12
        50 - 54        1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        55 - 59        1.45% / 4     1.47% / 12    0.85% / 4    0.87% / 12
        60 - 64        1.45% / 4     1.47% / 12    0.85% / 4    0.87% / 12
        65 - 69        1.20% / 4     1.20% / 12    0.65% / 4    0.66% / 12
        70 - 74        0.75% / 4     0.75% / 12    0.35% / 4    0.36% / 12
        75 - 80        0.55% / 4     0.57% / 12    0.30% / 4    0.30% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 127. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 127. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 136. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.


 PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE
                             TO ADD TO A CONTRACT.

Annual Charge                   Maximum                    Current
---------------------- -------------------------- ---------------------------
---------------------- ------------ ------------- ------------- -------------
Ages    45 - 49         1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        50 - 54         1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        55 - 59         1.35% / 4    1.35% / 12    0.80% / 4     0.81% / 12
        60 - 64         1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        65 - 69         1.60% / 4    1.62% / 12    1.05% / 4     1.05% / 12
        70 - 74         1.00% / 4    1.02% / 12    0.65% / 4     0.66% / 12
        75 - 80         0.75% / 4    0.75% / 12    0.50% / 4     0.51% / 12
---------------------- ------------ ------------- ------------- -------------
---------------------- ------------------------------------------------------
Charge Basis                                    GWB
---------------------- ------------------------------------------------------
---------------------- ------------ ------------- ------------- -------------
Charge Frequency        Quarterly     Monthly      Quarterly      Monthly


You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 136. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 136. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 144. The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.


 PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE
                             TO ADD TO A CONTRACT.

Annual Charge                   Maximum                    Current
---------------------- -------------------------- ---------------------------
---------------------- ------------ ------------- ------------- -------------
Ages    45 - 49         1.10% / 4    1.11% / 12    0.65% / 4     0.66% / 12
        50 - 54         1.25% / 4    1.26% / 12    0.80% / 4     0.81% / 12
        55 - 59         1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        60 - 64         1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        65 - 69         1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74         1.00% / 4    1.02% / 12    0.60% / 4     0.60% / 12
        75 - 80         0.80% / 4    0.81% / 12    0.55% / 4     0.57% / 12
---------------------- ------------ ------------- ------------- -------------
---------------------- ------------------------------------------------------
Charge Basis                                    GWB
---------------------- ------------------------------------------------------
---------------------- ------------ ------------- ------------- -------------
Charge Frequency        Quarterly   Monthly        Quarterly      Monthly


You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 144. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 144. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 144. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 154.


 PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE
                             TO ADD TO A CONTRACT.

Annual Charge                   Maximum                    Current
---------------------- -------------------------- ---------------------------
---------------------- ------------ ------------- ------------- -------------
Ages    45 - 85         1.50% / 4    1.50% / 12    0.95% / 4     0.96% / 12
---------------------- ------------ ------------- ------------- -------------
---------------------- ------------------------------------------------------
Charge Basis                                    GWB
---------------------- ------------------------------------------------------
---------------------- ------------ ------------- ------------- -------------
Charge Frequency        Quarterly     Monthly      Quarterly      Monthly


You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 154. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 154. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 163.


 PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE
                             TO ADD TO A CONTRACT.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 85        1.70% / 4     1.71% / 12    1.15% / 4    1.17% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 163. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 163. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 174.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 80        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 174. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 174. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

NOTE: THE ABOVE SECTION DESCRIBES THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB ONLY. IF YOU PURCHASE THE LIFEGUARD FREEDOM DB, ADDITIONAL CHARGES APPLY FOR THAT BENEFIT. PLEASE SEE "LIFEGUARD FREEDOM DB" UNDER "DEATH BENEFIT CHARGES", BEGINNING ON PAGE __ FOR DETAILS.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 184.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 80        1.85% / 4     1.86% / 12    1.25% / 4    1.26% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 184. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 184. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 195174.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.20% / 4     1.20% / 12    0.65% / 4    0.66% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 195.

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page
195. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 195. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 208.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.50% / 4     1.50% / 12    0.80% / 4    0.81% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 208.

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 208. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 208. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 224. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

     Annual Charge                  Maximum                     Current
     --------------------- --------------------------- -------------------------
     --------------------- ------------- ------------- ------------ ------------
     Ages    60 - 64        1.30% / 4     1.32% / 12    0.90% / 4    0.90% / 12
             65 - 69        0.85% / 4     0.87% / 12    0.60% / 4    0.60% / 12
             70 - 74        0.60% / 4     0.60% / 12    0.50% / 4    0.51% / 12
             75 - 80        0.50% / 4     0.51% / 12    0.40% / 4    0.42% / 12
     --------------------- ------------- ------------- ------------ ------------
     --------------------- -----------------------------------------------------
     Charge Basis                                   GWB
     --------------------- -----------------------------------------------------
     --------------------- ------------- ------------- ------------ ------------
     Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


     You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).


     For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

     Annual Charge           Maximum      Current
     --------------------- ------------ -------------
     --------------------- ------------ -------------
     Ages    60 - 64          1.30%        0.90%
             65 - 69          0.85%        0.60%
             70 - 74          0.60%        0.50%
             75 - 80          0.50%        0.40%
     --------------------- ------------ -------------
     --------------------- --------------------------
     Charge Basis            Investment Divisions
     --------------------- --------------------------
     --------------------- --------------------------
     Charge Frequency                Daily

     You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 224. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 224. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 232. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

     Annual Charge                  Maximum                     Current
     --------------------- --------------------------- -------------------------
     --------------------- ------------- ------------- ------------ ------------
     Ages    50 - 54        0.85% / 4     0.87% / 12    0.65% / 4    0.66% / 12
             55 - 59        0.65% / 4     0.66% / 12    0.50% / 4    0.51% / 12
             60 - 64        0.50% / 4     0.51% / 12    0.35% / 4    0.36% / 12
             65 - 69        0.35% / 4     0.36% / 12    0.25% / 4    0.27% / 12
             70 - 74        0.30% / 4     0.30% / 12    0.20% / 4    0.21% / 12
             75 - 80        0.20% / 4     0.21% / 12    0.15% / 4    0.15% / 12
     --------------------- ------------- ------------- ------------ ------------
     --------------------- -----------------------------------------------------
     Charge Basis                                   GWB
     --------------------- -----------------------------------------------------
     --------------------- ------------- ------------- ------------ ------------
     Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


     You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).


     For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:


                          Annual Charge           Maximum      Current
                          --------------------- ------------ -------------
                          --------------------- ------------ -------------
                          Ages    50 - 54          0.85%        0.65%
                                  55 - 59          0.65%        0.50%
                                  60 - 64          0.50%        0.35%
                                  65 - 69          0.35%        0.25%
                                  70 - 74          0.30%        0.20%
                                  75 - 80          0.20%        0.15%
                          --------------------- ------------ -------------
                          --------------------- --------------------------
                          Charge Basis            Investment Divisions
                          --------------------- --------------------------
                          --------------------- --------------------------
                          Charge Frequency                Daily

     You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 232. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 232. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 81 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.


For Contracts issued ON OR AFTER OCTOBER 6, 2008:

     If you select the 5% ROLL-UP DEATH BENEFIT, you will pay 0.15% of the GMDB Benefit Base for this benefit each Contract Quarter (0.60% ANNUALLY), subject to a maximum quarterly charge of 0.30% (1.20% annually) on new issues. We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see "5% Roll-up Death Benefit" under "Optional Death Benefits", beginning on page .

     If you select the 6% ROLL-UP DEATH BENEFIT, you will pay 0.20% of the GMDB Benefit Base for this benefit each Contract Quarter (0.80% ANNUALLY), subject to a maximum quarterly charge of 0.40% (1.60% annually) on new issues. We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see "6% Roll-up Death Benefit" under "Optional Death Benefits", beginning on page .

     If you select the HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.075% of the GMDB Benefit Base for this benefit each Contract Quarter (0.30% ANNUALLY), subject to a maximum quarterly charge of 0.15% (0.60% annually) on new issues. We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see "Highest Quarterly Anniversary Value Death Benefit" under "Optional Death Benefits", beginning on page .

     If you select the COMBINATION 5% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.175% of the GMDB Benefit Base for this benefit each Contract Quarter (0.70% annually), subject to a maximum quarterly charge of 0.35% (1.40% annually) on new issues. We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see "Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit" under "Optional Death Benefits", beginning on page .

     If you select the COMBINATION 6% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.225% of the GMDB Benefit Base for this benefit each Contract Quarter (0.90% annually), subject to a maximum quarterly charge of 0.45% (1.80% annually) on new issues. We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see "Combination 6% Roll-up and Highest Quarterly Anniversary Death Benefit" under "Optional Death Benefits", beginning on page __.

     If you select the LIFEGUARD FREEDOM DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% ANNUALLY). THE CHARGE FOR LIFEGUARD FREEDOM DB IS IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB. We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including the GMWB Death Benefit, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page __.

For Contracts issued BEFORE OCTOBER 6, 2008:

     If you selected the 5% ROLL-UP DEATH BENEFIT (5% Compounded Death Benefit), you pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     If you selected the 4% ROLL-UP DEATH BENEFIT, you pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     If you selected the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Maximum Anniversary Value Death Benefit), you pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     If you selected the COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Combination Death Benefit), you pay 0.55% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     If you selected the COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE:
     EFFECTIVE APRIL 30, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


For Contracts issued BEFORE AUGUST 18, 2003, for the 5% Compounded Death Benefit and the Maximum Anniversary Value Death Benefit, you pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, and for the Combination Death Benefit, you pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the investment divisions. We stop deducting this charge on the date you annuitize.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (subject to certain exclusions) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     * (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     * (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 17.


PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.
Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products:

                 A G Edwards & Sons
                 Centaurus Financial Inc.
                 Commonwealth Financial Network
                 IFMG Securities
                 Inter Securities Inc.
                 Invest Financial Corporation
                 Investment Centers of America, Inc.
                 Lincoln Financial Advisors
                 Linsco/Private Ledger Corporation
                 Mutual Service Corporation
                 National Planning Corporation
                 Next Financial Group Inc.
                 Raymond James Financial
                 Securities America
                 SII Investments, Inc.
                 Thrivent Investment Management
                 UBS Financial Services Inc.
                 Wachovia Securities Inc.
                 WM Financial Services Inc.
                 Woodbury Financial Services Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three-Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

     *    National Planning Corporation,

     *    SII Investments, Inc.,

     *    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     *    Investment Centers of America, Inc., and

     *    Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.


                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     *    $5,000 under most circumstances

     *    $2,000 for a qualified plan Contract

MINIMUM ADDITIONAL PREMIUMS:

     *    $500 for a qualified or non-qualified plan

     *    $50 for an automatic payment plan

     * You can pay additional premiums at any time during the accumulation phase; however, if the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account and the GMWB Fixed Account.

MAXIMUM PREMIUMS:

     * The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, any GMIB, the GMAB or any GMWB.

ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.


Although more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time. Additionally, you may not CHOOSE to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. For more detailed information regarding LifeGuard Select, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 195. For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 208.


We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).


OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3%, 4% or 5% of your payment, depending upon which Contract Enhancement you have elected. Contract Enhancements are available to Owners 87 years old and younger. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. There is a charge, described above, that is assessed against the Investment Divisions, the Fixed Account and the GMWB Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. We will also impose a Contract Enhancement recapture charge if you


     * make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected),

     *    elect to receive payment under an income option, or

     * return your Contract during the Free Look period. (If you elected the 5% Contract Enhancement and return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code. For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums. (See example 2 in Appendix B for an illustration.) If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract
Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

     *    death benefits computed on the basis of Contract Value;

     * withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal endorsement, if elected);

     * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

     *    if permitted by your state, withdrawals under our:

          *    Terminal Illness Benefit;

          *    Specified Conditions Benefit; or

          *    Extended Care Benefit. (See page 79 below.)


You may NOT elect the 3%, 4% or 5% Contract  Enhancement  endorsements  with the
20%  Additional   Free  Withdrawal   option  or  with  the  Guaranteed   Minimum
Accumulation Benefit.

If you purchased your Contract BETWEEN MARCH 18, 2003 AND JUNE 3, 2003, the 3% and 4% Contract Enhancements were not available and the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, the three, five and seven year Fixed Account Options were not available if the 3% or 4% Contract Enhancement was selected.

If you purchased your Contract BETWEEN JULY 14, 2003 AND AUGUST 17, 2003, the three, five and seven year Fixed Account Options were not available if the 2% Contract Enhancement was selected.

CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that Guarantee Period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson will allocate $6,331 to that Guarantee Period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter Guarantee Periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the Guarantee Period.

If you elect the Guaranteed Minimum Accumulation Benefit, the Capital Protection Program will not be available while the Guaranteed Minimum Accumulation Benefit is in effect. In addition, the Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit or the LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit.

If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, the Capital Protection Program was not available.

If you purchased your Contract BETWEEN JULY 14, 2003 AND AUGUST 17, 2003 and you purchased the 2% Contract Enhancement, the Capital Protection Program was not available.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, a Guaranteed Minimum Accumulation Benefit may be available, which permits you to receive a Guaranteed Value (GV)(as defined below) at the end of a Guarantee Period, regardless of your Contract Value. IF YOU ELECT THIS GMAB ENDORSEMENT, NO PREMIUM WILL BE ACCEPTED MORE THAN 90 DAYS AFTER THE ISSUE DATE OF THE CONTRACT WHILE THE GMAB IS IN EFFECT. ALSO, YOU MAY NOT ELECT tHE GMAB IN COMBINATION WITH ANY CONTRACT ENHANCEMENT, GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB). IN ADDITION, THE GMAB CANNOT BE ADDED AFTER A CONTRACT'S ISSUE DATE. Subject to availability, a GMWB may be elected after the GMAB has terminated. The Capital Protection Program is also not available while the GMAB is in effect. We may further limit the availability of this GMAB optional endorsement.

GUARANTEED VALUE. This benefit's GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV at the beginning of your Guarantee Period is your initial premium payment, net of any applicable taxes. If the GMAB is re-elected at the end of a Guarantee Period, the GV is generally your Contract Value at the time the new Guarantee Period begins.

The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (SUBJECT TO A MAXIMUM OF $5 MILLION). (Please see example 2 in Appendix D for an illustration.) No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, THE PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.


For purposes of the GMAB charge, the GV in effect on the date the charge is deducted is equal to the GV at the beginning of the Guarantee Period, increased by any subsequent premium payments and decreased by any subsequent partial withdrawals, as described above. For more information regarding the GMAB charge, please see "Guaranteed Minimum Accumulation Benefit Charge" beginning on page 43.


THE GV CAN NEVER BE MORE THAN $5 MILLION.

GUARANTEE PERIOD. The Guarantee Period is the time period at the end of which the GV is guaranteed. The Guarantee Period currently available is ten Contract Years. The Guarantee Period begins on the effective date of the endorsement and ends on the Contract Anniversary corresponding to the end of the Guarantee Period. If you select the GMAB when you purchase your Contract, the effective date is the Contract Issue Date.

REQUIRED ALLOCATION. On the endorsement's effective date, we automatically allocate a certain percentage of your premium (if the GMAB is selected when you purchase your Contract) or your Contract Value (if the GMAB is re-elected after the Contract's Issue Date) to the GMAB Fixed Account. The remaining premium or Contract Value will be allocated to the Fixed Account Options and Investment Divisions based on the current premium allocation you have selected for your Contract.

The required allocation percentage for the GMAB Fixed Account is that which is in effect on the effective date of the Guarantee Period and the same allocation percentage remains in effect for the duration of the Guarantee Period. We anticipate the required allocation percentage of premium or Contract Value to the GMAB Fixed Account will generally range from 15% to 40%. The required allocation percentage may vary, however, from this stated range. Generally, when the interest rate credited to the GMAB Fixed Account is higher, the required allocation to the GMAB Fixed Account will be lower. When the interest rate credited to the GMAB Fixed Account is lower, the required allocation to the GMAB Fixed Account is higher.

The required allocation percentage is declared by the Company in advance and may also vary by state. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared required allocation percentage for your state. Our contact information is on the cover page of this prospectus.

GUARANTEED MINIMUM ACCUMULATION BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, will be allocated to the GMAB Fixed Account in accordance with the required allocation percentage in effect on the effective date of the endorsement. You may not allocate additional monies to this fixed account. The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period. The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period. The interest rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMAB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Guarantee Period. The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the interest rate being credited to you in the GMAB Fixed Account. The current new business interest rate used for this comparison is the interest rate then available on a new Guarantee Period of the same duration, increased by 0.50% per annum. Generally, the Excess Interest Adjustment will increase your GMAB Fixed Account value when current new business rates are lower than the rate then being credited and will decrease your GMAB Fixed Account value when current new business rates are higher than the rate then being credited.

Also, there will be no Excess Interest Adjustment when the current new business interest rate (after the above-mentioned 0.50% increase) is greater than the interest rate you are then being credited by less than 0.50%. This restriction avoids downward adjustments in the GMAB Fixed Account value in situations where the general level of interest rates has declined but the above-mentioned 0.50% increase results in a current new business interest rate that is higher than the rate currently being credited to your GMAB Fixed Account.

There is no Excess Interest Adjustment on: death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; or free withdrawals. In no event will the amount we pay on a total withdrawal from the GMAB Fixed Account be less than the GMAB Fixed Account minimum value.

Quarterly charges deducted across all Fixed Account Options and Investment Divisions are also deducted from the GMAB Fixed Account in accordance with your Contract's provisions. These charges will not reduce the GV. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMAB Fixed Account.

At the end of the Guarantee Period, if the Contract Value is less than the GV, the Company will add additional money to the Contract Value equal to the difference between the GV and the Contract Value. This additional amount will be allocated within the Contract based on the current premium allocation for the Contract. The GMAB will be automatically terminated unless a written request for re-election of the GMAB has been received by our Annuity Service Center in good order within 30 days prior to the Contract Anniversary corresponding to the end of the Guarantee Period. If the GMAB is terminated, the GMAB Fixed Account value will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

RE-ELECTION. The GMAB may not be re-elected if any Owner is older than 80 years on the effective date of re-election or if the GMAB is no longer offered. If the GMAB is re-elected, the Contract Value will be rebalanced to meet the current GMAB Fixed Account allocation requirements. The GV will be re-set to equal the Contract Value adjusted for any applicable Excess Interest Adjustment on amounts transferred from Fixed Account Options and a new Guarantee Period will be established. In determining the GV, a negative Excess Interest Adjustment associated with any transfer from a Fixed Account Option will reduce the GV as well as the Contract Value. THE GV CAN NEVER BE MORE THAN $5 MILLION. The required allocation percentage for the GMAB Fixed Account and the GMAB Fixed Account interest rate will be those in effect on the effective date of re-election. The effective date of re-election is the Contract Anniversary corresponding to the end of the previous Guarantee Period.

TRANSFERS. While the GMAB is in effect, transfers between Investment Divisions and Fixed Account Options are still permitted in accordance with your Contract. The Company will automatically transfer amounts to or from the GMAB Fixed Account, as applicable, upon election, re-election, or termination of the GMAB.

Upon re-election, any amount required to be transferred from the Investment Divisions and/or Fixed Account Options to the GMAB Fixed Account will be equal to the required allocation percentage for the GMAB Fixed Account multiplied by the current value of each Investment Division and Fixed Account Option, unless the Owner specifies otherwise. The amount applied to the GMAB Fixed Account on transfers from a Fixed Account Option will be adjusted for any applicable Excess Interest Adjustment under that option. As a result, after the Excess Interest Adjustment, the GMAB Fixed Account value immediately following the transfer may be more or less than the required allocation percentage for the GMAB Fixed Account multiplied by the Contract Value before the Excess Interest Adjustment.

Transfers to or from the GMAB Fixed Account will not count against your Contract's 15 free transfers provision. The Company will not transfer funds in or out of the GMAB Fixed Account during the Guarantee Period. Likewise, you may not elect transfers to or from the GMAB Fixed Account during the Guarantee Period.

SUBSEQUENT PREMIUMS. If the GMAB is elected on the Contract's Issue Date, all premium received within 90 days of the Issue Date will be subject to the required allocation percentage for the GMAB Fixed Account determined at issue. All allocations to the GMAB Fixed Account will be added to the same GMAB Fixed Account. In other words, only one GMAB Fixed Account will exist on a single Contract at a time. As a result, these subsequent allocations will have the same credited rate and period ending date as the initial Premium. Interest credited in the GMAB Fixed Account on subsequent Premiums is credited daily from the date of receipt.

The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (subject to a maximum of $5 million). (Please see example 2 in Appendix D for an illustration.)

No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

PARTIAL WITHDRAWALS. Unless you specify otherwise, partial withdrawals (including applicable charges and adjustments) will be taken proportionately from the GMAB Fixed Account, Fixed Account Options and Investment Divisions. The percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Withdrawal Charges and Excess Interest Adjustments may apply to withdrawals.

Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, THE PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.

While the GMAB is in effect, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account.

SPOUSAL CONTINUATION. If any Owner dies before a Contract with the GMAB is annuitized, the Contract's death benefit is still payable; however, the GMAB terminates without value. Alternatively, the Contract allows a Beneficiary who is a deceased Owner's spouse to continue the Contract, retaining all rights previously held by the Owner. If the spouse continues the Contract and the GMAB endorsement applies to the Contract, the GMAB will continue and no adjustment will be made to the GV at the time of continuation. The Guarantee Period will continue to be based on the original effective date or re-election date, as applicable. Contract Years and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. The spouse may elect to terminate the GMAB upon written request in good order on or after the seventh Contract Anniversary.

TERMINATION. The GMAB endorsement terminates subject to a prorated GMAB charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges plus or minus any Excess Interest Adjustments and not the GV you would have received under the GMAB at the end of the Guarantee Period. The GMAB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); the date the Contract Value equals zero; the date our Service Center receives a written request in good order from you to terminate the GMAB on or after the seventh Contract Anniversary; or at the end of the Guarantee Period, unless the GMAB is re-elected by you.

Upon termination of the GMAB either at the end of the Guarantee Period or at the time of your request on or after the seventh Contract Anniversary, the GMAB Fixed Account value (adjusted for any applicable Excess Interest Adjustment) will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

CONTRACT VALUE IS ZERO. If, while the GMAB is in effect, your Contract Value is reduced to zero as the result of the deduction of contract charges, the GV will be paid automatically to you and the GMAB will terminate. In addition, all other rights under your Contract cease, as your Contract and all other optional endorsements will terminate without value. The GV will be paid in a lump sum within 60 days after the termination date.

ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

     * determining the total amount of assets held in the particular Investment Division;

     * subtracting any asset-based charges and taxes chargeable under the Contract; and

     *    dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     *    limiting the number of transfers over a period of time;

     *    requiring a minimum time period between each transfer;

     * limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     *    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our  policies  and  procedures  do not  apply  to the  money  market  Investment
Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS


THE BASICS. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.


WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     *    by making either a partial or complete withdrawal,

     *    by electing the Systematic Withdrawal Program,

     *    by electing a Guaranteed Minimum Withdrawal Benefit, or

     *    by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 39.


Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account Options, GMAB Fixed Account and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value. If you are specific in your withdrawal request, please know that, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Similarly, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. If your Contract contains the GMAB, LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMAB Fixed Account or the GMWB Fixed Account. If you wish your systematic withdrawal to include amounts allocated to the GMAB Fixed Account or the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account, including the GMAB Fixed Account) based on their respective values in relation to the Contract Value.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 264.


WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Fixed Account and the GMWB Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

     * TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

     * SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

          *    Heart attack
          *    Stroke
          *    Coronary artery surgery
          *    Life-threatening cancer
          *    Renal failure or
          *    Alzheimer's disease; and

     * EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three-Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions.

The charges for the Five-Year or Three-Year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third Contract year, the Five-Year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

If you purchased your Contract BETWEEN MARCH 18, 2003 AND AUGUST 17, 2003, the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

If you purchased your Contract PRIOR TO MAY 1, 2006, the Five-Year Withdrawal Charge Period option could not be elected with the Three-Year Withdrawal Charge Period option.

20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (subject to certain exclusions), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. THIS ENDORSEMENT WILL REPLACE THE 10% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT. The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available. IN FACT, ANY TIME YOU USE THE 20% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3%, 4% or 5% Contract Enhancement endorsements or if, PRIOR TO MAY 1, 2006, you elected the Three-Year Withdrawal Charge Period option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up and the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up are available only to spouses and differ from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option and the For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) and enjoy the following advantages:


     * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsection beginning on page 184 and the "Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" subsection beginning on page 208.)


     * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 267 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or
     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

     * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or
     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

     *    the GAWA prior to the partial withdrawal, or
     *    the GWB after the partial withdrawal,

                                       - or -

     For Contracts to which this endorsement was added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

     For Contracts to which is endorsement was added BEFORE MAY 2, 2005, 7% of the greater of:

          1.   the  Contract  Value  after  the  partial  withdrawal,  less  any
               applicable   recapture   charges   remaining  after  the  partial
               withdrawal; or
          2.   the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the
Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distribution (RMD) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                        --------------------------------------------------------
WITH A STEP-UP-         The GWB equals Contract Value.

                        The GAWA is recalculated, equaling the greater of:

                            *    7% of the new GWB; OR
                            *    The   GAWA    before    the    Step-Up.
                        --------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

     * For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.


CONVERSION. You may convert this 7% GMWB to the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 7% GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your 7% GMWB. Converting to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire annual Step-Ups of the GWB for a period of no less than 12 years rather than Step-Ups every five years. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also be receiving a lower GAWA percentage of 5% for AutoGuard 5, or 6% for AutoGuard 6, instead of the current 7% you are receiving under your 7% GMWB, and this may result in a consistently lower GAWA if the GWB does not increase upon the Step-Ups.


Converting your 7% GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income verses a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You may also be receiving a lower GAWA percentage under LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with JoinT Option.


Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP ("SAFEGUARD MAX"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

     *    The Owner's (or any joint Owner's) death;

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

          The GWB is the guaranteed amount available for future periodic withdrawals.

     PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
         CONTRACT ON THE ISSUE            any applicable premium taxes.
         DATE -
                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.
                                          --------------------------------------

                                         ---------------------------------------
        WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT         recapture charge on any Contract
        ANNIVERSARY -                    Enhancement.

                                         The GAWA is determined based on the
                                         Owner's attained age at the time of
                                         first withdrawal and equals the GAWA
                                         percentage multiplied by the GWB prior
                                         to the partial withdrawal. See the
                                         GAWA percentage table below.
                                          --------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death,  this GMWB might be continued by a spousal
Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                       0 - 74                  7%
                                      75 - 79                  8%
                                      80 - 84                  9%
                                        85+                    10%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS       * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF        less the withdrawal; OR * Zero.
         THE GAWA OR RMD, AS APPLICABLE -
                                           The GAWA is recalculated, equaling
                                               the lesser of: * The GAWA before
                                               the withdrawal; OR * The GWB
                                               after the withdrawal.
                                           -------------------------------------

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        *   Contract Value after the
         THE GREATER OF THE GAWA OR RMD,           withdrawal less any recapture
         AS APPLICABLE -                           charge on any Contract
                                                   Enhancement; OR
                                               *   The greater of the GWB before
                                                   the withdrawal less the
                                                   withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * The GAWA before the withdrawal;
                                                 OR
                                               * The GWB after the withdrawal;
                                                 OR
                                               * The GAWA percentage multiplied
                                                 by the Contract Value after the
                                                 withdrawal less any recapture
                                                 charge on any Contract
                                                 Enhancement.
                                           -------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

     ---------------------------------------------------------------------------
     RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

     Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

          Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

          If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

     AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

          The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

          If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

     EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
     ---------------------------------------------------------------------------

PREMIUMS.

                                          --------------------------------------
         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -        the amount of the premium  net of any
                                          applicable premium taxes.

                                          If the premium payment is received
                                          after the first withdrawal, the GAWA
                                          is also recalculated, increasing by:
                                             *   The GAWA percentage multiplied
                                                 by the subsequent premium
                                                 payment net of any applicable
                                                 premium taxes; OR
                                             *   The GAWA percentage multiplied
                                                 by the increase in the GWB - IF
                                                 THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                 -----------------------------------------------
        WITH A STEP-UP -         The GWB equals Contract Value (subject to a $5
                                 million maximum).

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                 * The GAWA percentage multiplied by the
                                   new GWB, OR * The GAWA prior to Step-Up.
                                 -----------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

                                          --------------------------------------
         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:
                                             * The GWB before the payment less
                                               the payment; OR
                                             * Zero.
                                          The GAWA is recalculated, equaling the
                                          lesser of:
                                             * THE GAWA BEFORE THE PAYMENT; OR
                                             * The GWB after the payment.
                                          --------------------------------------

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above
(Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     *    The first date both the GWB and the Contract Value equals zero; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:

     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:

     * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     *    the GAWA prior to the partial withdrawal, or

     *    the GWB after the partial withdrawal, or

     * 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2006  and  2007  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the
greater  of  5%  of  the  new  GWB  or  GAWA  before  step-up.   Step-Ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED above. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.


CONVERSION. You may convert this 5% GMWB With Annual Step-Up to the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied
Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting to AutoGuard 6 may be advantageous if you desire a higher GAWA percentage of 6%, which is allowed under AutoGuard 6, as opposed to your current GAWA percentage of 5%. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.


Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire annual Step-Ups to the highest quarterly Contract Value of the GWB for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income verses a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option.


Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:

     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:

     * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     *    the GAWA prior to the partial withdrawal, or

     *    the GWB after the partial withdrawal, or

     * 6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2006  and  2007  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the
greater  of  6%  of  the  new  GWB  or  GAWA  before  step-up.   Step-Ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED above. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.


TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.


CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.


CONVERSION. You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied
Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 6% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up. Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income verses a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Depending on the age at which you convert, you may also decrease your GAWA percentage and GAWA.

Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.


5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.


PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue
Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

     * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal; or

     * 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2006  and  2007  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.


TERMINATION. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.


CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.


CONVERSION. You may convert this 5% GMWB Without Step-Up to the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (SafeGuard Max); the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB Without Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up. Converting your 5% GMWB Without Step-Up to SafeGuard Max may be advantageous if you desire Step-Ups of the GWB every five years. Step-Ups are not automatic and must be elected by you. Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving a higher GAWA percentage of at least 7% for SafeGuard Max, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income verses a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.


5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

               For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
           WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of
           CONTRACT ON THE ISSUE          any applicable premium taxes.
           DATE -
                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

                                          --------------------------------------
          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT        applicable recapture charge on any
          ANNIVERSARY -                   Contract Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GREATER OF       * The GWB before the withdrawal
         THE GAWA OR RMD, AS APPLICABLE -        less the withdrawal; OR
                                               * Zero.
                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN effect;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF THE GAWA OR RMD,         withdrawal less any recapture
         AS APPLICABLE -                         charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB before
                                                 the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * 5% of the Contract Value after
                                                 the withdrawal less the
                                                 recapture charge on any
                                                 Contract Enhancement; OR
                                               * The greater of 5% of the GWB
                                                 after the withdrawal, or zero.
                                           -------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.



--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

                                          --------------------------------------
         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT          the amount of the premium - net of any
                                          applicable premium taxes.

                                          The GAWA is also recalculated,
                                          increasing by:

                                            *    5% of the premium net of
                                                 any applicable premium taxes;
                                            OR
                                            *    5% of the increase in the GWB -
                                                 IF THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                          --------------------------------------
         WITH A STEP-UP -                 The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:
                                             * 5% of the new GWB; OR
                                             * The GAWA before the Step-Up.
                                          --------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                          --------------------------------------
         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:
                                             * The GWB before the payment less
                                               the payment; OR * Zero.
                                          The GAWA:
                                             *   Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS IN effect;
                                                 OTHERWISE
                                             *   Is recalculated, equaling the
                                                 lesser of the GAWA before, or
                                                 the GWB after, the payment.
                                          --------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

          * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

               *    Upon the Owner's death, the For Life Guarantee is void.

               * Only the GWB is payable while there is value to it (until depleted).

               *    Step-Ups  will  continue   automatically  or  as  permitted;
                    otherwise, the above rules for Step-Ups apply.

               * Contract Anniversaries will continue to be based on the Contract's Issue Date.

          *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

          * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

          *    The Income Date;

          * The date of complete withdrawal of Contract Value (full surrender of the Contract);


          *    Conversion of this GMWB (if conversion is permitted);


          * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

          * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

          * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


CONVERSION. You may convert this 5% for Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% for Life GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Annual Step-Up. Converting your 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Annual Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.


5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday). If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               If this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
         CONTRACT ON THE ISSUE            any applicable premium taxes.
         DATE -
                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT         applicable recapture charge on any
         ANNIVERSARY -                    Contract Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR * Zero.
         THE GAWA OR RMD, AS APPLICABLE -
                                           The GAWA:
                                               * Is unchanged WHILE THE FOR
                                                 LIFE GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, EXCEEDS        * The GWB prior to the partial
         THE GREATER OF THE GAWA OR RMD,         withdrawal, first reduced
         AS APPLICABLE, AND THIS                 dollar-for-dollar for any
         ENDORSEMENT WAS ADDED TO YOUR           portion of the partial
         CONTRACT ON OR AFTER                    withdrawal not defined as an
         DECEMBER 3, 2007 -                      Excess Withdrawal (see
                                                 below), then reduced in the
                                                 same proportion that the
                                                 Contract Value is reduced by
                                                 the Excess Withdrawal; OR
                                               * Zero.

                                           The GAWA is recalculated as follows:
                                               * If the For Life Guarantee is
                                                 in force, the GAWA prior to
                                                 the partial withdrawal is
                                                 reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the
                                                 Excess Withdrawal.
                                               * If the For Life Guarantee is
                                                 not in force, the GAWA is
                                                 equal to the lesser of:
                                                 o The GAWA prior to the partial
                                                   withdrawal reduced in the
                                                   same proportion that the
                                                   Contract Value is reduced by
                                                   the Excess Withdrawal, OR
                                                 o The GWB after the withdrawal.
                                           -------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF THE GAWA OR RMD,         withdrawal less any recapture
         AS APPLICABLE, AND THIS                 harge on any Contract
         ENDORSEMENT WAS ADDED TO YOUR           Enhancement; OR
         CONTRACT BEFORE                       * The greater of the GWB before
         DECEMBER 3, 2007 -                      the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * 5% of the Contract Value after
                                                 the withdrawal less the
                                                 recapture charge on any
                                                 Contract Enhancement; OR
                                               * The greater of 5% of the GWB
                                                 after the withdrawal, or
                                                 zero.
                                           -------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.



--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

                                         ---------------------------------------
         WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -       the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                         * 5% of the premium net of any
                                           applicable premium taxes; OR
                                         * 5% of the increase in the GWB - IF
                                           THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------
         WITH A STEP-UP -                The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:
                                         * 5% of the new GWB; OR
                                         * The GAWA before the Step-Up.
                                         ---------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                            ------------------------------------
         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                           * The GWB before the payment less
                                             the payment; OR
                                           * Zero.

                                           The GAWA:
                                           * Is unchanged SO LONG AS THE FOR
                                             LIFE GUARANTEE IS IN EFFECT;
                                             OTHERWISE
                                           * Is recalculated, equaling the
                                             lesser of the GAWA before, or
                                             the GWB after, the payment.
                                           -------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30,
2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     * The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------


CONVERSION. You may convert this 5% for Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. Depending on the age at which you convert, the charge of LifeGuard Freedom GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up. Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 60 (attained age 65 if this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007 ) under your 5% for Life GMWB With Bonus and Annual Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. Depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom GMWB. And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.


5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
         CONTRACT ON THE ISSUE            any applicable premium taxes.
         DATE -
                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT         applicable recapture charge on any
         NNIVERSARY -                     Contract Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR * Zero.
         THE GAWA OR RMD, AS
         APPLICABLE -                      The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.
                                           -------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF THE GAWA OR RMD,         withdrawal less any recapture
         AS APPLICABLE -                         charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB before
                                                 the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * 5% of the Contract Value after
                                                 the withdrawal less the
                                                 recapture charge on any
                                                 Contract Enhancement; OR
                                               * The greater of 5% of the GWB
                                                 after the withdrawal, or zero.
                                           -------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

                                         ---------------------------------------
         WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -       the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                         * 5% of the premium net of any
                                           applicable premium taxes; OR
                                         * 5% of the increase in the GWB - IF
                                           THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------
         WITH A STEP-UP -                The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:
                                         *  5% of the new GWB; OR
                                         *  The GAWA before the Step-Up.
                                         ---------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------
         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                           * The GWB before the payment less
                                             the payment; OR * Zero.
                                           The GAWA:
                                           * Is unchanged SO LONG AS THE FOR
                                             LIFE GUARANTEE IS IN
                                             EFFECT; OTHERWISE
                                           * Is recalculated, equaling the
                                             lesser of the GAWA before, or
                                             the GWB after, the payment.
                                           -------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 5% of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------


CONVERSION. You may convert this 5% for Life GMWB With Bonus and Five-Year Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom
GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Five-Year Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% for Life GMWB With Bonus and Five-Year Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Five-Year Step-Up. Converting your 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Bonus and Five-Year Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Five-Year Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.


JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEE.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual
Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO       The GWB equals initial premium net of
         THE CONTRACT ON THE ISSUE        any applicable premium taxes.
         DATE -
                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO       The GWB equals Contract Value less the
         THE CONTRACT ON ANY CONTRACT     applicable recapture charge on any
         ANNIVERSARY -                    Contract Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR * Zero.
         THE GAWA OR RMD, AS APPLICABLE -
                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF THE GAWA OR RMD,         withdrawal less any recapture
         AS APPLICABLE -                         charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB
                                                 before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * 5% of the Contract Value after
                                                 the withdrawal less any
                                                 recapture charge on any
                                                 Contract Enhancement; OR
                                               * The greater of 5% of the GWB
                                                 after the withdrawal, or zero.
                                           -------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

                                         ---------------------------------------
         WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -       the amount of the premium net of any
                                         applicable premium taxes.

                                         The  GAWA is also recalculated,
                                         increasing by:
                                         * 5% of the premium net of any
                                           applicable premium taxes; OR
                                         * 5% of the increase in the GWB - IF
                                           THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                          --------------------------------------
         WITH A STEP-UP -                 The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:
                                          * 5% of the new GWB; OR
                                          * The GAWA before the Step-Up.
                                          --------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 137 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------
         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                           * The GWB before the payment less
                                             the payment; OR
                                           * Zero.
                                           The GAWA:
                                           * Is unchanged SO LONG AS THE FOR
                                             LIFE GUARANTEE IS IN EFFECT;
                                             OTHERWISE
                                           * Is recalculated, equaling the
                                             lesser of the GAWA before, or
                                             the GWB after, the payment.
                                           -------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          *    Step-Ups   will  continue   automatically   or  as  permitted  in
               accordance with the above rules for Step-Ups.

          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

     * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


CONVERSION. You may convert this Joint 5% for Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint 5% for Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this Joint 5% for Life GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Annual Step-Up. Converting your Joint 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Annual Step-Up. However, again, you will be increasing the cost of your GMWB when converting to the new benefit.

Finally, the new GWB upon any conversion of your Joint 5% for Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.


JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLES 9 AND 10 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual
Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
         CONTRACT ON THE ISSUE DATE -     any applicable premium taxes.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT         applicable recapture charge on any
         ANNIVERSARY -                    Contract Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value from the GWB when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF THE GAWA OR RMD,         withdrawal less any recapture
         AS APPLICABLE -                         charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB
                                                 before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * 5% of the Contract Value after
                                                 the withdrawal less any
                                                 recapture charge on any
                                                 Contract Enhancement; OR
                                               * The greater of 5% of the GWB
                                                 after the withdrawal, or zero.
                                           -------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

                                         ---------------------------------------
         WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -       the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                         * 5% of the premium net of any
                                           applicable premium taxes; OR
                                         * 5% of the increase in the GWB - IF
                                           THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------
         WITH A STEP-UP -                The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:
                                         *  5% of the new GWB; OR
                                         *  The GAWA before the Step-Up.
                                         ---------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 146 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------
         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                           * The GWB before the payment less
                                             the payment; OR
                                           * Zero.

                                           The GAWA:
                                           * Is unchanged SO LONG AS THE FOR
                                             LIFE GUARANTEE IS IN EFFECT;
                                             OTHERWISE
                                           * Is recalculated, equaling the
                                             lesser of the GAWA before, or
                                             the GWB after, the payment.
                                           -------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          * The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for Step-Up apply.

          * Bonuses will continue to apply according to the rules below for Bonuses.

          * Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

     * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          *    All  withdrawals  count,   including:   systematic   withdrawals;
               withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 5% of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

CONVERSION. You may convert this Joint 5% for Life GMWB With Bonus and Five-Year Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. Converting your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. However, again, you will be increasing the cost of your GMWB when converting to the new benefit.

Finally, the new GWB upon any conversion of your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.


FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

               For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
         CONTRACT ON THE ISSUE            any applicable premium taxes.
         DATE -
                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Issue Date.
                                          --------------------------------------

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT         recapture charge on any Contract
         ANNIVERSARY -                    Enhancement.

                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Anniversary
                                          on which the endorsement is added.
                                          --------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.
                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.
                                           -------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, EXCEEDS        * The GWB prior to the partial
         THE GREATER OF THE GAWA OR RMD,         withdrawal, first reduced
         AS APPLICABLE, AND THIS                 dollar-for-dollar for any
         ENDORSEMENT WAS ADDED TO YOUR           portion of the partial
         CONTRACT ON OR AFTER                    withdrawal not defined as an
         DECEMBER 3, 2007 -                      Excess Withdrawal (see
                                                 below), then reduced in the
                                                 same proportion that the
                                                 Contract Value is reduced by
                                                 the Excess Withdrawal; OR
                                               * Zero.

                                           The GAWA is recalculated as follows:
                                               * If the For Life Guarantee is
                                                 in force, the GAWA prior to
                                                 the partial withdrawal is
                                                 reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the
                                                 Excess Withdrawal.
                                               * If the For Life Guarantee is
                                                 not in force, the GAWA is
                                                 equal to the lesser of:
                                                 o The GAWA prior to the partial
                                                   withdrawal reduced in the
                                                   same proportion that the
                                                   Contract Value is reduced by
                                                   the Excess Withdrawal, OR
                                                 o The GWB after the withdrawal.
                                           -------------------------------------


The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF THE GAWA OR RMD,         withdrawal less any recapture
         AS APPLICABLE, AND THIS                 charge on any Contract
         ENDORSEMENT WAS ADDED TO YOUR           Enhancement; OR
         CONTRACT BEFORE DECEMBER 3, 2007 -    * The greater of the GWB before
                                                 the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * The GAWA percentage multiplied
                                                 by the Contract Value after the
                                                 withdrawal less the recapture
                                                 charge on any Contract
                                                 Enhancement; OR
                                               * The GAWA percentage
                                                 multiplied by the GWB after
                                                 the withdrawal.
                                           -------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

                                          --------------------------------------
         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                          applicable premium taxes.

                                          If the premium payment is received
                                          after the first withdrawal, the GAWA
                                          is also recalculated, increasing by:
                                             *   The GAWA percentage multiplied
                                                 by the subsequent premium
                                                 payment net of any applicable
                                                 premium taxes; OR
                                             *   The GAWA percentage multiplied
                                                 by the increase in the GWB - IF
                                                 THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                                 -----------------------------------------------
        WITH A STEP-UP -         The GWB equals Contract Value (subject to a $5
                                 million maximum).

                                 If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.
                                 *  If there are joint Owners, the GAWA
                                    percentage is recalculated based on the
                                    oldest joint Owner.
                                 * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                 * The GAWA percentage multiplied by the new
                                   GWB, OR
                                 * The GAWA prior to Step-Up.
                                 -----------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

                                          --------------------------------------
         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:
                                          * The GWB before the payment less
                                            the payment; OR
                                          * Zero.
                                          The GAWA:
                                          * Is unchanged SO LONG AS THE FOR LIFE
                                            GUARANTEE IS IN effect; OTHERWISE
                                          * Is recalculated, equaling the
                                            lesser of the GAWA before, or
                                            the GWB after, the payment.
                                          --------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


CONVERSION. You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied
Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of LifeGuard Freedom GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up. Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA, although your GAWA percentage will no longer be re-determined upon Step-Up. In addition, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.
Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.

Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.


JOINT  FOR LIFE  GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT  WITH  ANNUAL  STEP-UP
("LIFEGUARD  ASCENT  WITH  JOINT  OPTION").  THE  DESCRIPTION  OF  THIS  GMWB IS
SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

               The For Life Guarantee becomes effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO       The GWB equals initial premium net of
         THE CONTRACT ON THE ISSUE DATE - any applicable premium taxes.

                                          The GAWA is determined based on the
                                          youngest Covered Life's attained age
                                          at the time of first withdrawal and
                                          equals the GAWA percentage multiplied
                                          by the GWB prior to the partial
                                          withdrawal. See the GAWA percentage
                                          table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Issue Date.
                                          --------------------------------------

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO       The GWB equals Contract Value less the
         THE CONTRACT ON ANY CONTRACT     recapture charge on any Contract
         ANNIVERSARY -                    Enhancement.

                                          The GAWA is determined based on the
                                          youngest Covered Life's attained age
                                          at the time of first withdrawal and
                                          equals the GAWA percentage multiplied
                                          by the GWB prior to the partial
                                          withdrawal. See the GAWA percentage
                                          table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Anniversary
                                          on which the endorsement is added.
                                          --------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.
                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.
                                           -------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, EXCEEDS        * The GWB prior to the partial
         THE GREATER OF THE GAWA OR RMD,         withdrawal, first reduced
         AS APPLICABLE, AND THIS                 dollar-for-dollar for any
         ENDORSEMENT WAS ADDED TO YOUR           portion of the partial
         CONTRACT ON OR AFTER                    withdrawal not defined as an
         DECEMBER 3, 2007 -                      Excess Withdrawal (see
                                                 below), then reduced in the
                                                 same proportion that the
                                                 Contract Value is reduced by
                                                 the Excess Withdrawal; OR
                                               * Zero.

                                           The GAWA is recalculated as follows:
                                               * If the For Life Guarantee is
                                                 in force, the GAWA prior to
                                                 the partial withdrawal is
                                                 reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the
                                                 Excess Withdrawal.
                                               * If the For Life Guarantee is
                                                 not in force, the GAWA is
                                                 equal to the lesser of:
                                                 o The GAWA prior to the partial
                                                   withdrawal reduced in the
                                                   same proportion that the
                                                   Contract Value is reduced by
                                                   the Excess Withdrawal, OR
                                                 o The GWB after the withdrawal.
                                           -------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF                          withdrawal less any recapture
         THE GAWA OR RMD, AS APPLICABLE,         charge on any Contract
         AND THIS ENDORSEMENT WAS ADDED          Enhancement; OR
         TO YOUR CONTRACT BEFORE               * The greater of the GWB before
         DECEMBER 3, 2007 -                      the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * The GAWA percentage multiplied
                                                 by the Contract Value after the
                                                 withdrawal less the recapture
                                                 charge on any Contract
                                                 Enhancement; OR
                                               * The GAWA percentage
                                                 multiplied by the GWB after
                                                 the withdrawal.
                                           -------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

                                          --------------------------------------
          WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by
          PAYMENT ON THE CONTRACT -       the amount of the premium net of any
                                          applicable premium taxes.

                                          If the premium payment is received
                                          after the first withdrawal, the GAWA
                                          is also recalculated, increasing by:
                                              *   The GAWA percentage multiplied
                                                  by the subsequent premium
                                                  payment net of any applicable
                                                  premium taxes; OR
                                              *   The GAWA percentage multiplied
                                                  by the increase in the GWB -
                                                  IF THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                                 -----------------------------------------------
        WITH A STEP-UP -         The GWB equals Contract Value (subject to a $5
                                 million maximum). If the Contract Value is
                                 greater than the BDB prior to the Step-Up then
                                 the BDB is set to equal the Contract Value (not
                                 subject to any maximum amount); and, if the
                                 Step-Up occurs after the first withdrawal, the
                                 GAWA PERCENTAGE is recalculated based on the
                                 attained age of the youngest Covered Life.
                                      *  The GAWA percentage will not be
                                         recalculated upon step-ups following
                                         Spousal Continuation if the spouse
                                         electing Spousal Continuation is not a
                                         Covered Life.
                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling
                                 the greater of:
                                      * The GAWA percentage multiplied by the
                                        new GWB, OR * The GAWA prior to Step-Up.
                                 -----------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the
information   beginning  on  page  164  regarding  the  required  ownership  and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT, AT LEAST ONE COVERED LIFE REMAINS ALIVE AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

                                           -------------------------------------
         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          the amount of the premium
                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.
                                           The GAWA:
                                              * Is unchanged SO LONG AS THE
                                                FOR LIFE GUARANTEE IS IN
                                                EFFECT; OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                           -------------------------------------

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          *    Step-Ups   will  continue   automatically   or  as  permitted  in
               accordance with the above rules for Step-Ups.

          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

          * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

          * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


CONVERSION. You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this Joint For Life GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up. Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA, although your GAWA percentage will no longer be re-determined upon Step-Up. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS
SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:


     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

               For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
         CONTRACT ON THE ISSUE           any applicable premium taxes.
         DATE -

                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.
                                          --------------------------------------


                                          --------------------------------------

         WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the recapture charge on any CONTRACT ON ANY CONTRACT Contract Enhancement. ANNIVERSARY -

                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.
                                          --------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 74                  5%
                                      75 - 80                  6%
                                        81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.
                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.
                                           -------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, EXCEEDS        * The GWB prior to the partial
         THE GREATER OF THE GAWA OR RMD,         withdrawal, first reduced
         AS APPLICABLE -                         dollar-for-dollar for any
                                                 portion of the partial
                                                 withdrawal not defined as an
                                                 Excess Withdrawal (see
                                                 below), then reduced in the
                                                 same proportion that the
                                                 Contract Value is reduced by
                                                 the Excess Withdrawal; OR
                                               * Zero.

                                           The GAWA is recalculated as follows:
                                               * If the For Life Guarantee is
                                                 in force, the GAWA prior to
                                                 the partial withdrawal is
                                                 reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the
                                                 Excess Withdrawal.
                                               * If the For Life Guarantee is
                                                 not in force, the GAWA is
                                                 equal to the lesser of: o The
                                                 GAWA prior to the partial
                                                 withdrawal reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the Excess
                                                 Withdrawal, OR
                                                 o The GWB after the withdrawal.
                                           -------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

                                          --------------------------------------
         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                          applicable premium taxes.

                                          If the premium payment is received
                                          after the first withdrawal, the GAWA
                                          is also recalculated, increasing by:
                                          * The GAWA percentage multiplied
                                            by the subsequent premium
                                            payment net of any applicable
                                            premium taxes; OR
                                          * The GAWA percentage multiplied
                                            by the increase in the GWB - IF
                                            THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

                                 -----------------------------------------------
         WITH A STEP-UP -        The GWB equals the highest quarterly Contract
                                 Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                 * The GAWA percentage multiplied by the
                                   new GWB, OR
                                 * The GAWA prior to Step-Up.
                                 -----------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

                                          --------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL      The quarterly adjusted Contract Value
         PRIOR WITHDRAWALS IN THE         is equal to the greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The quarterly adjusted Contract
         THAN OR EQUAL TO THE GREATER            Value before the withdrawal
         OF THE GAWA OR RMD, AS                  less the withdrawal; OR
         APPLICABLE -                          * Zero.
                                          --------------------------------------


                                          --------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL      The quarterly adjusted Contract Value
         PRIOR WITHDRAWALS IN THE         is equal to the greater of:
         CURRENT CONTRACT YEAR, EXCEEDS        * The quarterly adjusted
         THE GREATER OF THE GAWA OR              Contract Value prior to the
         RMD, AS APPLICABLE -                    partial withdrawal, first
                                                 reduced dollar-for-dollar for
                                                 any portion of the partial
                                                 withdrawal not defined as an
                                                 Excess Withdrawal (see above),
                                                 then reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the Excess
                                                 Withdrawal; OR
                                               * Zero.
                                          -------------------------------------

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

                                          --------------------------------------
         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.
                                          The GAWA:
                                                * Is unchanged SO LONG AS THE
                                                  FOR LIFE GUARANTEE IS IN
                                                  effect; OTHERWISE
                                                * Is recalculated, equaling the
                                                  lesser of the GAWA before, or
                                                  the GWB after, the payment.
                                          --------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     *    Conversion of this GMWB (if conversion is permitted);


     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.


The Bonus is available for a limited time (the "Bonus Period"). If this GMWB is added to the Contract ON OR AFTER OCTOBER 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

     *    The date the Contract Value is zero.

               * The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, The Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:


     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal, the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------


CONVERSION. You may convert this For Life GMWB With Bonus and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). In addition, if this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) to a newer version of this same LifeGuard Freedom GMWB, which will include the Bonus Period re-start provision described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB will be the same as that currently charged for this For Life GMWB With Bonus and Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus and Annual Step-Up. Converting your For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB or to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire to potentially reset the bonus provision upon Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.


The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO       The GWB equals initial premium net of
         THE CONTRACT ON THE ISSUE        any applicable premium taxes.
         DATE -

                                          The GAWA is determined based on the
                                          youngest Covered Life's attained age
                                          at the time of first withdrawal and
                                          equals the GAWA percentage multiplied
                                          by the GWB prior to the partial
                                          withdrawal. See the GAWA percentage
                                          table below.
                                          --------------------------------------

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO       The GWB equals Contract Value less the
         THE CONTRACT ON ANY CONTRACT     recapture charge on any Contract
         ANNIVERSARY -                    Enhancement.

                                          The GAWA is determined based on the
                                          youngest Covered Life's attained age
                                          at the time of first withdrawal and
                                          equals the GAWA percentage multiplied
                                          by the GWB prior to the partial
                                          withdrawal. See the GAWA percentage
                                          table below.
                                          --------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 74                  5%
                                      75 - 80                  6%
                                        81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.
                                           -------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, EXCEEDS        *   The GWB prior to the partial
         THE GREATER OF THE GAWA OR RMD,           withdrawal, first reduced
         AS APPLICABLE -                           withdrawal, first reduced
                                                   dollar-for-dollar for any
                                                   portion of the partial
                                                   withdrawal not defined as an
                                                   Excess Withdrawal (see
                                                   below), then reduced in the
                                                   same proportion that the
                                                   Contract Value is reduced by
                                                   the Excess Withdrawal; OR
                                               *   Zero.

                                           The GAWA is recalculated as follows:
                                               *   If the For Life Guarantee is
                                                   in force, the GAWA prior to
                                                   the partial withdrawal is
                                                   reduced in the same
                                                   proportion that the Contract
                                                   Value is reduced by the
                                                   Excess Withdrawal.
                                               *   If the For Life Guarantee is
                                                   not in force, the GAWA is
                                                   equal to the lesser of:
                                                   o The GAWA prior to the
                                                     partial withdrawal reduced
                                                     in the same proportion that
                                                     the Contract Value is
                                                     reduced by the Excess
                                                     Withdrawal,  OR
                                                   o The GWB after the withdrawa
                                           -------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

                                          --------------------------------------
         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                          applicable premium taxes.

                                          If the premium payment is received
                                          after the first withdrawal, the GAWA
                                          is also recalculated, increasing by:
                                              *   The GAWA percentage multiplied
                                                  by the subsequent premium
                                                  payment net of any applicable
                                                  premium taxes; OR
                                              *   The GAWA percentage multiplied
                                                  by the increase in the GWB -
                                                  IF THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

                                 -----------------------------------------------
         WITH A STEP-UP -        The GWB equals the highest quarterly Contract
                                 Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                 *  The GAWA percentage multiplied by the
                                    new GWB, OR * The GAWA prior to Step-Up.
                                 ----------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

                                          --------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL      The quarterly adjusted Contract Value
         PRIOR WITHDRAWALS IN THE         is equal to the greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The quarterly adjusted Contract
         THAN OR EQUAL TO THE GREATER            Value before the withdrawal
         OF THE GAWA OR RMD, AS                  less the withdrawal; OR
         APPLICABLE -                          * Zero.
                                          --------------------------------------


                                          --------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL      The quarterly adjusted Contract Value
         PRIOR WITHDRAWALS IN THE         is equal to the greater of:
         CURRENT CONTRACT YEAR, EXCEEDS       *   The quarterly adjusted
         THE GREATER OF THE GAWA OR               Contract Value prior to the
         RMD, AS APPLICABLE -                     partial withdrawal, first
                                                  reduced dollar-for-dollar for
                                                  any portion of the partial
                                                  withdrawal not defined as an
                                                  Excess Withdrawal (see above),
                                                  then reduced in the same
                                                  proportion that the Contract
                                                  Value is reduced by the Excess
                                                  Withdrawal; OR
                                              *   Zero.
                                          --------------------------------------

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the
information   beginning  on  page  185  regarding  the  required  ownership  and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

                                          --------------------------------------
         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:
                                             * The GWB before the payment less
                                               the payment; OR
                                             * Zero.
                                          The GAWA:
                                             * Is unchanged SO LONG AS THE FOR
                                               LIFE GUARANTEE IS IN effect;
                                               OTHERWISE
                                             * Is recalculated, equaling the
                                               lesser of the GAWA before, or
                                               the GWB after, the payment.
                                          --------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

          * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated based on the youngest Covered Life's attained age.

          * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.


The Bonus is available for a limited time (the "Bonus Period"). If this GMWB is added to the Contract ON OR AFTER OCTOBER 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

     *    The date the Contract Value is zero.

          * The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:


     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal, the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------


CONVERSION. If this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option ) to a newer version of this same LifeGuard Freedom GMWB with Joint Option, which will include the Bonus Period re-start provision described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB with Joint Option will be the same as that currently charged for this Joint For Life GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus and Annual Step-Up. Converting your Joint For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire to potentially reset the bonus provision upon annual Step-Ups of the GWB over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your Bonus Base if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.


FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT").

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

               For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

     OR

     * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB depends on when this GMWB is added to the Contract (as explained below).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT
(GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity
- to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
         CONTRACT ON THE ISSUE            any applicable premium taxes.
         DATE -

                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Issue Date.
                                          --------------------------------------


                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT         recapture charge on any Contract
         ANNIVERSARY -                    Enhancement.

                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Anniversary
                                          on which the endorsement is added.
                                          --------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life
Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      55 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.
                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN effect;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, EXCEEDS        *   The GWB prior to the partial
         THE GREATER OF THE GAWA OR RMD,           withdrawal, first reduced
         AS APPLICABLE -                           dollar-for-dollar for any
                                                   portion of the partial
                                                   withdrawal not defined as an
                                                   Excess Withdrawal (see
                                                   below), then reduced in the
                                                   same proportion that the
                                                   Contract Value is reduced by
                                                   the Excess Withdrawal; OR
                                               *   Zero.

                                           The GAWA is recalculated as follows:
                                               *   If the For Life Guarantee is
                                                   in force, the GAWA prior to
                                                   the partial withdrawal is
                                                   reduced in the same
                                                   proportion that the Contract
                                                   Value is reduced by the
                                                   Excess Withdrawal.
                                               *   If the For Life Guarantee is
                                                   not in force, the GAWA is
                                                   equal to the lesser of:
                                                   o The GAWA prior to the
                                                     partial withdrawal reduced
                                                     in the same proportion that
                                                     the Contract Value is
                                                     reduced by the Excess
                                                     Withdrawal (see below), OR
                                                   o The GWB after the
                                                     withdrawal.
                                           -------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

         If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

PREMIUMS.

                                          --------------------------------------
         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                          applicable premium taxes.

                                          If the premium payment is received
                                          after the first withdrawal, the GAWA
                                          is also recalculated, increasing by:
                                             *   The GAWA percentage multiplied
                                                 by the subsequent premium
                                                 payment net of any applicable
                                                 premium taxes; OR
                                             *   The GAWA percentage multiplied
                                                 by the increase in the GWB - IF
                                                 THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

                                 -----------------------------------------------
         WITH A STEP-UP -        The GWB equals the highest quarterly Contract
                                 Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the
                                        new GWB, OR * The GAWA prior to Step-Up.
                                 -----------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

                                          --------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL      The quarterly adjusted Contract Value
         PRIOR WITHDRAWALS IN THE         is equal to the greater of:
         CURRENT CONTRACT YEAR, IS LESS       * The quarterly adjusted Contract
         THAN OR EQUAL TO THE GREATER           Value before the withdrawal
         OF THE GAWA OR RMD, AS                 less the withdrawal; OR
         APPLICABLE -                         * Zero.
                                          --------------------------------------


                                          --------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL      The quarterly adjusted Contract Value
         PRIOR WITHDRAWALS IN THE         is equal to the greater of:
         CURRENT CONTRACT YEAR, EXCEEDS       * The quarterly adjusted
         THE GREATER OF THE GAWA OR             Contract Value prior to the
         RMD, AS APPLICABLE -                   partial withdrawal, first
                                                reduced dollar-for-dollar for
                                                any portion of the partial
                                                withdrawal not defined as an
                                                Excess Withdrawal (see above),
                                                then reduced in the same
                                                proportion that the Contract
                                                Value is reduced by the Excess
                                                Withdrawal; OR
                                              * Zero.
                                          --------------------------------------

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.20%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

Partial withdrawals will affect the GMWB death benefit as follows:

                                          --------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL      The GMWB death benefit is equal to the
         PRIOR WITHDRAWALS IN THE         greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GMWB death benefit before
         THAN OR EQUAL TO THE GREATER            the withdrawal less the
         OF THE GAWA OR RMD, AS                  withdrawal; OR
         APPLICABLE -                          * Zero.
                                          --------------------------------------

                                          --------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL      The GMWB death benefit is equal to the
         PRIOR WITHDRAWALS IN THE         greater of:
         CURRENT CONTRACT YEAR, EXCEEDS       * The GMWB death benefit prior
         THE GREATER OF THE GAWA OR             to the partial withdrawal,
         RMD, AS APPLICABLE -                   first reduced dollar-for-dollar
                                                for any portion of the partial
                                                withdrawal not defined as an
                                                Excess Withdrawal (see above),
                                                then reduced in the same
                                                proportion that the Contract
                                                Value is reduced by the Excess
                                                Withdrawal; OR
                                              * Zero.
                                          --------------------------------------

THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For  an   example   of  how  this   Transfer   of  Assets   provision   and  the
non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800
[($91,560 - $0 -  0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic
Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

                                          --------------------------------------
         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:
                                             * The GWB before the payment less
                                               the payment; OR
                                             * Zero.
                                          The GAWA:
                                             *   Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS IN effect;
                                                 OTHERWISE
                                             *   Is recalculated, equaling the
                                                 lesser of the GAWA before, or
                                                 the GWB after, the payment.
                                          --------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * The GMWB death benefit is void and will not be included in the continuation adjustment.

          *    The GWB adjustment provision is void.

          *    The Bonus provision is void.

          * Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the duration since the effective date of the GMWB endorsement.

          * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

          * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

          * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

          *    The  GMWB  Fixed  Account  value  will  be   transferred  to  the
               Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

     *    The date the Contract Value is zero.


          * The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.


This GWB Bonus  provision is terminated  when this GMWB is terminated or if this
GMWB  is  continued  through  Spousal  continuation  of  a  Contract;   Contract
Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

          *    The GWB is recalculated, increasing by 7% of the Bonus Base.

          *    If the Bonus is applied after the first  withdrawal,  the GAWA is
               recalculated,   equaling  the  greater  of  the  GAWA  percentage
               multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.
--------------------------------------------------------------------------------


CONVERSION. You may convert this For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire to remove the Control of Assets provision. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GWB Adjustment equal to 200% of the GWB at election and the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option are irrevocable upon your request.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.


JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION").

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

               The For Life Guarantee becomes effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

     OR

     * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB depends on when this GMWB is added to the Contract (as explained below).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
         CONTRACT ON THE ISSUE            any applicable premium taxes.
         DATE -
                                          The GAWA is determined based on the
                                          youngest Covered Life's attained age
                                          at the time of first withdrawal and
                                          equals the GAWA percentage multiplied
                                          by the GWB prior to the partial
                                          withdrawal. See the GAWA percentage
                                          table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Issue Date.
                                          --------------------------------------


                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT         recapture charge on any Contract
         ANNIVERSARY -                    Enhancement.

                                          The GAWA is determined based on the
                                          youngest Covered Life's attained age
                                          at the time of first withdrawal and
                                          equals the GAWA percentage multiplied
                                          by the GWB prior to the partial
                                          withdrawal. See the GAWA percentage
                                          table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Anniversary
                                          on which the endorsement is added.
                                          --------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      55 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.
                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN effect;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, EXCEEDS        * The GWB prior to the partial
         THE GREATER OF THE GAWA OR RMD,         withdrawal, first reduced
         AS APPLICABLE -                         dollar-for-dollar for any
                                                 portion of the partial
                                                 withdrawal not defined as an
                                                 Excess Withdrawal (see
                                                 below), then reduced in the
                                                 same proportion that the
                                                 Contract Value is reduced by
                                                 the Excess Withdrawal; OR
                                               * Zero.

                                           The GAWA is recalculated as follows:
                                               * If the For Life Guarantee is
                                                 in force, the GAWA prior to
                                                 the partial withdrawal is
                                                 reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the
                                                 Excess Withdrawal.
                                               * If the For Life Guarantee is
                                                 not in force, the GAWA is
                                                 equal to the lesser of:
                                                 o The GAWA prior to the partial
                                                   withdrawal reduced in the
                                                   same proportion that the
                                                   Contract Value is reduced by
                                                   the Excess Withdrawal (see
                                                   below), OR
                                                 o The GWB after the withdrawal.
                                           -------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

PREMIUMS.

                                          --------------------------------------
         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                          applicable premium taxes.

                                          If the premium payment is received
                                          after the first withdrawal, the GAWA
                                          is also recalculated, increasing by:
                                          *  The GAWA percentage multiplied
                                             by the subsequent premium
                                             payment net of any applicable
                                             premium taxes; OR
                                          *  The GAWA percentage multiplied
                                             by the increase in the GWB - IF
                                             THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

                                 -----------------------------------------------
         WITH A STEP-UP -        The GWB equals the highest quarterly Contract
                                 Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                 * The GAWA percentage multiplied by the
                                   new GWB, OR
                                 * The GAWA prior to Step-Up.
                                 -----------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial  withdrawals  will  affect  the  quarterly  adjusted  Contract  Value as follows:
                                          --------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL      The quarterly adjusted Contract Value
         PRIOR WITHDRAWALS IN THE         is equal to the greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The quarterly adjusted Contract
         THAN OR EQUAL TO THE GREATER            Value before the
         OF THE GAWA OR RMD, AS                  withdrawal less the withdrawal;
         APPLICABLE -                            OR
                                               * Zero.
                                          --------------------------------------


                                          --------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL      The quarterly adjusted Contract Value
         PRIOR WITHDRAWALS IN THE         is equal to the greater of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GREATER OF THE GAWA OR
         RMD, AS APPLICABLE -
                                              *   The quarterly adjusted
                                                  Contract Value prior to the
                                                  partial withdrawal, first
                                                  reduced dollar-for-dollar for
                                                  any portion of the partial
                                                  withdrawal not defined as an
                                                  Excess Withdrawal (see above),
                                                  then reduced in the same
                                                  proportion that the Contract
                                                  Value is reduced by the Excess
                                                  Withdrawal; OR
                                              *   Zero.
                                          --------------------------------------

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

Partial withdrawals will affect the GMWB death benefit as follows:

                                          --------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL      The GMWB death benefit is equal to the
         PRIOR WITHDRAWALS IN THE         greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GMWB death benefit before
         THAN OR EQUAL TO THE GREATER            the withdrawal less the
         OF THE GAWA OR RMD, AS                  withdrawal; OR
         APPLICABLE -                          * Zero.
                                          --------------------------------------

                                          --------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL      The GMWB death benefit is equal to the
         PRIOR WITHDRAWALS IN THE         greater of:
         CURRENT CONTRACT YEAR, EXCEEDS        * The GMWB death benefit prior
         THE GREATER OF THE GAWA OR              to the partial withdrawal,
         RMD, AS APPLICABLE -                    first reduced
                                                 dollar-for-dollar for any
                                                 portion of the partial
                                                 withdrawal not defined as an
                                                 Excess Withdrawal (see above),
                                                 then reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the Excess
                                                 Withdrawal; OR
                                               * Zero.
                                          --------------------------------------

THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For  an   example   of  how  this   Transfer   of  Assets   provision   and  the
non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800
[($91,560 - $0 -  0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic
Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

                                          --------------------------------------
         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:
                                             * The GWB before the payment less
                                               the payment; OR * Zero.
                                          The GAWA:
                                             * Is unchanged SO LONG AS THE FOR
                                               LIFE GUARANTEE IS IN effect;
                                               OTHERWISE
                                             * Is recalculated, equaling the
                                               lesser of the GAWA before, or
                                               the GWB after, the payment.
                                          --------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          * For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

               If the surviving spouse it not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

          * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

               If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

          * For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above. The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.

               If the surviving spouse it not a Covered Life, the Bonus provision is null and void.

          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the youngest Covered Life's attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

          * If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.

          * If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

          * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.

     *    Continue  the  Contract   WITHOUT  this  GMWB  (GMWB  is  terminated).
          Thereafter, no GMWB charge will be assessed.

          * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

          *    The  GMWB  Fixed  Account  value  will  be   transferred  to  the
               Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

     *    The date the Contract Value is zero.


          * The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.


This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life. If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.
--------------------------------------------------------------------------------


CONVERSION. You may convert this Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire to remove the Control of Assets provision. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GWB Adjustment equal to 200% of the GWB at election and the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option are irrevocable upon your request.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.


5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5"). THE EXAMPLES IN APPENDIX E SUPPLEMENT THE DESCRIPTION OF THIS GMWB.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     *    The Owner's life (the "For Life Guarantee");

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
         CONTRACT ON THE ISSUE            any applicable premium taxes.
         DATE -
                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT         recapture charge on any Contract
         ANNIVERSARY -                    Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                            ------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling
         PRIOR WITHDRAWALS IN THE CURRENT   the greater of:
         CONTRACT YEAR, IS LESS THAN OR        * The GWB before the withdrawal
         EQUAL TO THE GREATER OF THE GAWA        less the withdrawal; OR
         AND RMD, AS APPLICABLE -              * Zero.

                                            The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.
                                            ------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA and RMD, as applicable. You may withdraw the greater of the GAWA and RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA and RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA and RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA and RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                            ------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling
         PRIOR WITHDRAWALS IN THE CURRENT   the lesser of:
         CONTRACT YEAR, EXCEEDS THE            * Contract Value after the
         GREATER OF THE GAWA AND RMD, AS         withdrawal less any recapture
         APPLICABLE -                            charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB before
                                                 the withdrawal less the
                                                 withdrawal, or zero.

                                            The GAWA is recalculated BECAUSE THE
                                            FOR LIFE GUARANTEE IS INVALIDATED,
                                            equaling the lesser of:
                                               * The GAWA before the withdrawal;
                                               * The GWB after the withdrawal;
                                                 OR
                                               * 5% of the Contract Value
                                                 after the withdrawal less the
                                                 recapture charge on any
                                                 Contract Enhancement.
                                            ------------------------------------


IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


--------------------------------------------------------------------------------

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
-------------------------------------------------------------------------------


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


PREMIUMS.

         WITH EACH SUBSEQUENT PREMIUM       The GWB is recalculated, increasing
         PAYMENT ON THE CONTRACT -          by the amount of the premium net of
                                            any applicable premium taxes.

                                            The GAWA is also recalculated,
                                            increasing by:
                                            * 5% of the premium net of any
                                              applicable premium taxes; OR
                                            * 5% of the increase in the GWB - IF
                                              THE MAXIMUM GWB IS hit.
                                            ------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                            ------------------------------------
         WITH A STEP-UP -                   The GWB equals Contract Value.

                                            The GAWA is recalculated, equaling
                                            the greater of:
                                            * 5% of the new GWB; OR
                                            * The GAWA before the Step-Up.
                                            ------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

     * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

     * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                          --------------------------------------
         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.

                                          The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS valid;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before,
                                                 and the GWB after, the
                                                 payment.
                                          --------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 5% of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------


CONVERSION. You may convert this 5% for Life GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% for Life GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB. Converting your 5% for Life GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.
Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit.

Finally, the new GWB upon any conversion of your 5% for Life GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.


4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4"). THE EXAMPLES IN APPENDIX E SUPPLEMENT THE DESCRIPTION OF THIS GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     *    The Owner's life (the "For Life Guarantee");

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
         CONTRACT ON THE ISSUE            any applicable premium taxes.
         DATE -
                                          The GAWA equals 4% of the GWB.
                                          --------------------------------------

                                          --------------------------------------
         WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT         recapture charge on any Contract
         ANNIVERSARY -                    Enhancement.

                                          The GAWA equals 4% of the GWB.
                                          --------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GAWA -             less the withdrawal; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged SO LONG AS THE
                                                 FOR LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------
         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GAWA -                              withdrawal less any recapture
                                                 charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB
                                                 before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated BECAUSE THE
                                           FOR LIFE GUARANTEE IS INVALIDATED,
                                           equaling the lesser of:
                                               * The GAWA before the withdrawal;
                                               * The GWB after the withdrawal;
                                                 OR
                                               * 4% of the Contract Value
                                                 after the withdrawal less
                                                 the recapture charge on any
                                                 Contract Enhancement.
                                           -------------------------------------


IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 264.


PREMIUMS.

                                           -------------------------------------
         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing
         PAYMENT ON THE CONTRACT -         by the amount of the premium net of
                                           any applicable premium taxes.

                                           The GAWA is also recalculated,
                                           increasing by:
                                             * 4% of the premium net of any
                                               applicable premium taxes; OR
                                             * 4% of the increase in the GWB -
                                               IF THE MAXIMUM GWB IS HIT.
                                           -------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                           -------------------------------------
         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:
                                               * 4% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                           -------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

     * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

     * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------
         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before, and the GWB after,
                                                 the payment.
                                           -------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 263.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

          *    The Income Date;

          * The date of complete withdrawal of Contract Value (full surrender of the Contract);


          *    Conversion of this GMWB (if conversion is permitted);


          * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

          * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

          * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 80 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:

          *    How the bonus is calculated;

          * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

          *    For how long the bonus is available; and

          *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 5% of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.

THERE ARE EXAMPLES ILLUSTRATING THE BONUS, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, WITH THE 5% FOR LIFE GMWB. THESE EXAMPLES ARE IN THE APPENDICES.
--------------------------------------------------------------------------------


CONVERSION. You may convert this 4% for Life GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state but will never be before December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 4% for Life GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 4% for Life GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 4% for Life GMWB. Converting your 4% for Life GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. You will also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your 4% for Life GMWB.

Finally, the new GWB upon any conversion of your 4% for Life GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

Please consult your representative to be sure whether a conversion is right for you.


SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix E illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

If your Contract contains the GMAB, LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account and GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account and the GMWB Fixed Account. Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Similarly, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

     * the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     * under applicable SEC rules, trading on the New York Stock Exchange is restricted;

     * under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

     *    the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the GMWB Fixed Account for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

     * the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

     * the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

     *    which income option you select; and

     * the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant; however, the assumed investment rate is 3% for all options on Contracts issued ON OR AFTER OCTOBER 4, 2004. State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

FUTUREGUARD GUARANTEED MINIMUM INCOME BENEFIT.

PLEASE NOTE: EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

     *    you elect it prior to your Contract's Issue Date;

     *    the Annuitant is not older than age 75 on the Issue Date; and

     * you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

     *    the Income Date (if prior to the effective date of this GMIB);

     * the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

     *    the date you make a total withdrawal from the Contract;

     * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

     *    if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base for this GMIB is the GREATER OF (A) OR (B), WHERE:

(A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

     *    all premiums you have paid (net of any applicable premium taxes); PLUS

     * any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

     *    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  Excess   Interest   Adjustments   to  those
          withdrawals);

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

For Contracts issued BEFORE MAY 3, 2004, the annual interest rate is 6%.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up
Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your
Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.) These examples do not take into account taxes.

For Contracts issued BEFORE MAY 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.

AND (B) IS THE GREATEST CONTRACT ANNIVERSARY VALUE COMPONENT AND IS EQUAL TO:

     * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

     * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

     * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

     * any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

     *    any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

     * 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); MINUS

     * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH A GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH A GMIB. YOU MAY ALSO NOT ELECT BOTH A GMIB AND GMAB.

FUTUREGUARD 6 GUARANTEED MINIMUM INCOME BENEFIT. This optional Guaranteed Minimum Income Benefit may not yet be approved for sale in your state. In the event this optional benefit is not yet approved in your state, the FutureGuard Guaranteed Minimum Income Benefit, available PRIOR TO DECEMBER 3, 2007, will continue to be available to you. In all other states, FutureGuard 6 will replace FutureGuard as the optional Guaranteed Minimum Income Benefit available under Contracts purchased ON OR AFTER DECEMBER 3, 2007. The representative assisting you will advise you whether an optional benefit is available. You or your representative may contact our Annuity Service Center to see whether this optional benefit has been approved for sale in your state.

This Guaranteed Minimum Income Benefit may be appropriate for those investors who are looking for a guaranteed level of income now or in the future. The benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options. The benefit requires annuitization to provide guaranteed income in the future. For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future. THE FOLLOWING DESCRIPTION OF THIS GUARANTEED MINIMUM INCOME BENEFIT IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX G.

This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

     *    you elect it prior to your Contract's Issue Date;

     *    the Annuitant is not older than age 75 on the Issue Date; and

     * you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent "Step-Up Date" (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

     *    the Income Date (if prior to the effective date of this GMIB);

     * the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

     *    the date you make a total withdrawal from the Contract;

     * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

     *    if the Owner is not a natural person, upon the death of the Annuitant.

This GMIB can only be elected at the time you purchase your Contract. Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After any Contract Anniversary that is at least 10 years later than the most recent "Step-Up Date" (described below), the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base for this GMIB is the GREATER OF (A) OR (B), WHERE:

(A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

     *    the Step-Up Value on the most recent Step-Up Date; PLUS

     * any premiums you have paid (net of any applicable premium taxes) subsequent to that Step-Up Date; PLUS

     * any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the Step-Up Date; MINUS

     *    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  Excess   Interest   Adjustments   to  those
          withdrawals) subsequent to that Step-Up Date;

compounded at an annual interest rate of 6% from the most recent Step-Up Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial Premium paid (net of any applicable premium taxes and Sales Charges) plus any Contract Enhancement credited. After issue, the Step-Up Date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

Electing to step-up the Roll-Up Component is optional; however, ELECTING TO STEP-UP MEANS THAT YOU CANNOT ANNUITIZE UNDER THIS GMIB FOR ANOTHER 10 YEARS (FROM THE NEWLY DETERMINED STEP-UP DATE). A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary. The latest available Step-Up Date will be the Contract Anniversary on or immediately following the Annuitant's 75th birthday.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up
Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

AND (B) IS THE GREATEST CONTRACT ANNIVERSARY VALUE COMPONENT AND IS EQUAL TO:

     * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

     * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

     * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

     *    any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).


For Contracts issued with this benefit BEFORE OCTOBER 6, 2008, neither component of the GMIB Benefit Base will ever exceed the cap of:


     * 300% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); MINUS

     * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.


For Contracts issued with this benefit ON OR AFTER OCTOBER 6, 2008, there is no cap on either component of the GMIB Benefit Base.


If the Contract Value falls to zero while this GMIB is in effect, then:

     * Annuitization under this GMIB will be automatically exercised IF, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

     * A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency. The Contract will remain active during this 30-day period. If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

     *    OTHERWISE, the GMIB terminates without value.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH A GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH A GMIB. YOU MAY ALSO NOT ELECT BOTH A GMIB AND GMAB.

                                  DEATH BENEFIT


The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. With the exception of LifeGuard Freedom DB, which may be selected after the Contract has been issued but only in conjunction with the purchase of the LifeGuard Freedom GMWB, the optional death benefits are only available upon application. In addition, once an optional death benefit is chosen, it cannot be canceled.


The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

     * your Contract Value on the date we receive all required documentation from your Beneficiary; or

     * the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

EARNINGS PROTECTION BENEFIT ("EARNINGSMAX"). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).


As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" beginning on page 263). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).


You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

     *    if your Contract is in the income phase at the time of your death;

     *    if there are no earnings in your Contract; or

     * if your spouse exercises the Special Spousal Continuation Option (described below) and either

          *    is age 76 or older at the Continuation Date or

          *    elects to discontinue the Earnings Protection Benefit.

The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

DEPENDING  ON  WHEN  AND IN  WHAT  STATE  YOU  APPLIED  FOR  THE  CONTRACT:  THE
AVAILABILITY OF AN OPTIONAL DEATH BENEFIT MAY HAVE BEEN DIFFERENT; HOW AN OPTIONAL DEATH BENEFIT IS CALCULATED VARIES; AND WE MAY HAVE REFERRED TO AN OPTIONAL DEATH BENEFIT BY A DIFFERENT NAME - ALL AS NOTED BELOW.


For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" or "Highest Quarterly Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions. For Contracts issued BEFORE OCTOBER 4, 2004, your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of your withdrawals.

FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER OCTOBER 6, 2008. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

     5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b)  total Net Premiums since your Contract was issued; or

          (c)  your GMDB Benefit Base.

     The GMDB Benefit Base for the 5% Roll-up Death Benefit will be determined as the end of any business day and is equal to:

          *    The Step-Up Value on the most recent Step-Up Date,

          * plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,

          * less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

               compounded at an annual interest rate of 5% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

               However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. The interest rate is 3% per annum for all ages IN WASHINGTON STATE.

     All premium payment adjustments will occur at the time of the premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 5% of the GMDB Benefit Base as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the GMDB Benefit Base as of the previous Contract Anniversary is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).

     At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial premium paid (net of any applicable premium taxes). If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

     The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

     6% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b)  total Net Premiums since your Contract was issued; or

          (c)  your GMDB Benefit Base.

     The GMDB Benefit Base for the 6% Roll-up Death Benefit will be determined as the end of any business day and is equal to:

          *    The Step-Up Value on the most recent Step-Up Date,

          * plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,

          * less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

               compounded at an annual interest rate of 6% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

               However, the interest rate is 5% per annum if you are 70 years old or older on the Contract's Issue Date. The interest rate is 3% per annum for all ages IN WASHINGTON STATE.

     All premium payment adjustments will occur at the time of the premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 6% of the GMDB Benefit Base as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the GMDB Benefit Base as of the previous Contract Anniversary is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).

     At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial premium paid (net of any applicable premium taxes). If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

     The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

     HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b)  total Net Premiums since your Contract was issued; or

          (c)  your GMDB Benefit Base.

     The GMDB Benefit Base for the Highest Quarterly Anniversary Value Death Benefit will be determined as the end of any business day and is equal to the greatest of the adjusted quarterly Contract Values on the Issue Date and on any Contract Quarterly Anniversary prior to the Owner's 81st birthday. Each adjusted quarterly Contract Value is equal to:

          * The Contract Value on the Issue Date or Contract Quarterly Anniversary, as applicable,

          * Adjusted for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

          * Plus any premium paid (net of any applicable premium taxes) subsequent to that date.

     For the purposes of calculating the GMDB Benefit Base, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the GMDB Benefit Base in the same proportion that the Contract Value was reduced on the date of such withdrawal.

     The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

     COMBINATION 5% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b)  total Net Premiums since your Contract was issued; or

          (c)  your GMDB Benefit Base.

     The GMDB Benefit Base for the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as the end of any business day and is equal to the GREATER OF (A) OR (b):

     (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

          *    The Step-Up  Value on the most recent  Step-Up  Date,

          * plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,

          * less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

               compounded at an annual interest rate of 5% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

               However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. The interest rate is 3% per annum for all ages IN WASHINGTON STATE.

     For purposes of calculating the Roll-Up Component, all premium payment adjustments will occur at the time of the premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).

     AND (B) IS THE HIGHEST QUARTERLY ANNIVERSARY VALUE COMPONENT, which is equal to the greatest of the adjusted quarterly Contract Values on the Issue Date and on any Contract Quarterly Anniversary prior to the Owner's 81st birthday. Each adjusted quarterly Contract Value is equal to:

          * The Contract Value on the Issue Date or Contract Quarterly Anniversary, as applicable,

          * adjusted for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

          * plus any premium paid (net of any applicable premium taxes) subsequent to that date.

     For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal.

     At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial premium paid (net of any applicable premium taxes). If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

     The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

     COMBINATION 6% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b)  total Net Premiums since your Contract was issued; or

          (c)  your GMDB Benefit Base.

     The GMDB Benefit Base for the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as the end of any business day and is equal to the GREATER OF (A) OR (b):

     (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

          *    The Step-Up Value on the most recent Step-Up Date,

          * plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,

          * less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

               compounded at an annual interest rate of 6% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

               However, the interest rate is 5% per annum if you are 70 years old or older on the Contract's Issue Date. The interest rate is 3% per annum for all ages IN WASHINGTON STATE.

     For purposes of calculating the Roll-Up Component, all premium payment adjustments will occur at the time of the premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).

     AND (B) IS THE HIGHEST QUARTERLY ANNIVERSARY VALUE COMPONENT, which is equal to the greatest of the adjusted quarterly Contract Values on the Issue Date and on any Contract Quarterly Anniversary prior to the Owner's 81st birthday. Each adjusted quarterly Contract Value is equal to:

          * The Contract Value on the Issue Date or Contract Quarterly Anniversary, as applicable,

          * adjusted for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

          * plus any premium paid (net of any applicable premium taxes) subsequent to that date.

     For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal.

     At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial premium paid (net of any applicable premium taxes). If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

     The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

     LIFEGUARD FREEDOM DB, changes your basic death benefit to the greatest of:

          (a)  The Contract's  Basic Death Benefit (see the description  above);
               or

          (b)  The GMWB Death Benefit

     The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB. At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. Election after issue is only permitted if another optional death benefit endorsement has not been elected.

     At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of the total amount of the current partial withdrawal or the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.

     With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

     The GMWB Death Benefit is not adjusted upon step-up or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

     For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 174.

FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER MAY 2, 2005 THROUGH OCTOBER 5, 2008. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.


     5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

          (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

     However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.


     PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


     4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

          (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

     However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

     PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b)  total Net Premiums since your Contract was issued; or

          (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.


     PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


     COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

          (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that
               Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

     However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.


     PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


     COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the business day on which we receive all required documentation from your Beneficiary; or

          (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

          (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

          (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

     However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

     PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS BEFORE MAY 2, 2005. For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit. For more information, please see "Earnings Protection Benefit" beginning on page 250. We will not permit you to use multiple Contracts to try to circumvent this limitation.


     5% ROLL-UP DEATH BENEFIT (5% COMPOUNDED DEATH BENEFIT), changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b)  total Net Premiums since your Contract was issued; or

          (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

          (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

     However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

     4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b)  total Net Premiums since your Contract was issued; or

          (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

          (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum.

     However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

     HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT), changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b)  total Net Premiums since your Contract was issued; or

          (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

     COMBINATION  5%  ROLL-UP  AND  HIGHEST   ANNIVERSARY  VALUE  DEATH  BENEFIT
     (COMBINATION DEATH BENEFIT), changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b)  total Net Premiums since your Contract was issued; or

          (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

          (d)  your  Contract  Value at the end of your seventh  Contract  year,
               PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary).

     However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

     COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b)  total Net Premiums since your Contract was issued; or

          (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

          (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum; or

          (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

     However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

PAYOUT OPTIONS. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

          *    single lump sum payment; or

          * payment of entire death benefit within 5 years of the date of death; or

          * payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.


Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 263.


PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the descriptions of the Guaranteed Minimum Income Benefits beginning on page 243. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the respective GMWB subsections in this prospectus.


UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

CONTRACT OWNER TAXATION

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

          *    paid on or after the date you reach age 59 1/2;

          *    paid to your Beneficiary after you die;

          * paid if you become totally disabled (as that term is defined in the Code);

          * paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

          *    paid under an immediate annuity; or

          *    which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

          *    reaches age 59 1/2;

          *    leaves his/her job;

          *    dies;

          *    becomes disabled (as that term is defined in the Code); or

          * experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

          * there was a written agreement providing for payments of the fees solely from the annuity Contract,

          *    the Contract Owner had no liability for the fees, and

          * the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

OWNER CONTROL.  In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers __ Investment Divisions and at least one Fixed Account Option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

WITHHOLDING. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

          (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

          (b)  a required minimum distribution;

          (c)  a hardship withdrawal; or

          (d)  the non-taxable portion of a distribution.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options from the one-year Fixed Account Option or any of the Investment Divisions. If the Fixed Account Options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). The DCA+ Fixed Account Option is a "source account" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. The DCA+ Fixed Account Option is credited with an enhanced interest rate. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over the DCA+ term selected. There is no charge for DCA+. You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+. If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, the Fixed Account may not be used as a source account.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the Money Market Investment Division). There is no charge for Earnings Sweep.

If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, earnings may be transferred only from JNL/Select Market Fund into the Investment Divisions.

REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, rebalancing may only include the investment divisions.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

          *    the Contract Value, PLUS

          * any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

          *    any applicable Contract Enhancement recapture charges.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

          * TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

          *    STANDARDIZED   AVERAGE  ANNUAL  TOTAL  RETURN  is  calculated  in
               accordance with SEC guidelines.

          * NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

          * YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

LEGAL PROCEEDINGS. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2007, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

          *    Information we receive from you on applications or other forms;

          *    Information about your transactions with us;

          *    Information we receive from a consumer reporting agency;

          * Information we obtain from others in the process of verifying information you provide us; and

          *    Individually  identifiable  health  information,   such  as  your
               medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," and "S&P MidCap 400/Citigroup Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P) and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM " are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average
(DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates)(Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------
NYSE GROUP, INC. AND ITS AFFILIATES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND. SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

          o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

          o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

          o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.
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                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History......................................     2

Services.............................................................     5

Purchase of Securities Being Offered.................................     5

Underwriters.........................................................     6

Calculation of Performance...........................................     6

Additional Tax Information...........................................     8

Annuity Provisions...................................................     18

Net Investment Factor................................................     19

Condensed Financial Information......................................     20

                                   APPENDIX A

DOW JONES DOES NOT:

[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon  Capital  Management  Healthcare Sector Fund, and the JNL/Mellon
     Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.


--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

     * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               COMMUNICATIONS  SECTOR FUND,  THE JNL/MELLON  CAPITAL  MANAGEMENT
               CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL  MANAGEMENT
               OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               HEALTHCARE  SECTOR FUND,  AND THE JNL/MELLON  CAPITAL  MANAGEMENT
               TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL
               MANAGEMENT  CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL
               MANAGEMENT  OIL  &  GAS  SECTOR  FUND,  THE  JNL/MELLON   CAPITAL
               MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

               *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

               * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

          * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

          * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL
MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                                   APPENDIX B

            CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES

--------------------------------------------------------------------------------
EXAMPLE 1 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
--------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                   100,000.00  : Total Net Withdrawal
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
EXAMPLE 2 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
--------------------------------------------------------------------------------
                      10/1/05
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/05
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/07
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                    44,886.36  : Premium 2 withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                   150,000.00  : Total Net Withdrawal
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE 3 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
--------------------------------------------------------------------------------
                    100,000.00 : Premium
                         6.00% : Withdrawal Charge Year 4
                         5.00% : Contract Enhancement
                         3.00% : Recapture Charge Year 4
                         5.50% : Net Return

AT END OF YEAR 4
                    130,076.59 : Contract Value at end of year 4
                    100,000.00 : Net Withdrawal requested

                     30,076.59 : Earnings
                     76,838.91 : Premium withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                    106,915.50 : Total Gross Withdrawal

                    106,915.50 : Total Gross Withdrawal
                     -4,610.33 : Withdrawal Charge
                     -2,305.17 : Recapture Charge
                    100,000.00 : Total Net Withdrawal
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE 4 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
--------------------------------------------------------------------------------
                     10/1/2001
                    100,000.00 : Premium
                         7.00% : Withdrawal Charge Contribution Year 3
                         4.00% : Recapture Charge Contribution Year 3
                     12/1/2001
                    100,000.00 : Premium
                         8.00% : Withdrawal Charge Contribution Year 2
                         4.50% : Recapture Charge Contribution Year 2

                         5.00% : Contract Enhancement
                         0.00% : Net Return

                     11/1/2003
                    210,000.00 : Contract Value
                    150,000.00 : Net Withdrawal Requested

                     10,000.00 : Earnings
                     10,000.00 : Additional Free
                    100,000.00 : Premium 1 withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                     46,857.14 : Premium 2 withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                    166,857.14 : Total Gross Withdrawal

                    166,857.14 : Total Gross Withdrawal
                     -7,000.00 : Withdrawal Charge from Premium 1
                     -4,000.00 : Recapture Charge from Premium 1
                     -3,748.57 : Withdrawal Charge from Premium 2
                     -2,108.57 : Recapture Charge from Premium 2
                    150,000.00 : Total Net Withdrawal
--------------------------------------------------------------------------------





                                   APPENDIX C

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products.



1717 Capital Management Co.                Capital Investment Group                FNB Brokerage Services
1st Discount Brokerage Inc.                Capital Strategies Financial            Foothill Securities Inc.
1st Global Capital Corporation             Capwest Securities Inc.                 Fortune Financial Services
1st Worldwide Financial Partners           Centaurus Financial Inc.                Founders Financial Securities
A G Edwards & Sons                         Century Securities                      FSC Securities Corporation
Advanced Advisor Group LLC                 CFD Investments Inc.                    Fulcrum Securities Inc.
AFS Brokerage Inc.                         Chevy Chase Securities Inc.             GA Repple & Company
AIG Financial Advisors                     Choice Investments Inc.                 Geneos Wealth Management Inc.
American General Securities                Colonial Brokerage Inc.                 Gilman Ciocia
American Investment                        Colonial Investments Services           Great American Advisors Inc.
American Portfolios Financial Services     Commonwealth Financial Network          Great Nation Investment Corp
Ameritas Investment Corp                   Countrywide Investment Service          Gunn Allen Financial Inc.
Askar Corp                                 Crowell Weedon & Co                     GW Sherwold
Associated Securities Corp                 Crown Capital Securities LP             GWN Securities Inc.
Axa Advisors LLC                           Cue Financial Group                     H Beck Inc.
B C Ziegler & Company                      Cumberland Brokerage Corp               H D Vest Investment Securities
Bancwest Investment Services Inc.          CUSO Financial Services                 H&R Block Financial Advisors
BB&T Investment Services Inc.              Despain Financial Corporation           H.S. Dent
BCG Securities                             E Planning Securities Inc.              Haas Financial Products
Beneficial Investment Services             Equable Securities Corp                 Hantz Financial Services
Bentley Lawrence Securities                Equitas America                         Harbour Investment Inc.
BI Investments                             ESI Financial                           Harvest Capital LLC
BOSC, Inc.                                 Fenwick Securities                      Harvest Companies
Brecek & Young Advisors Inc.               Ferris Baker Watts Inc.                 HBW Securities
Brewer Financial Services                  FFP Securities Inc.                     Heim Young & Associates Inc.
Broker Dealer Financial Services Corp      Fifth Third Securities                  Heritage Study Group
Brookstone Securities                      Financial Network Investment            Hornor Townsend & Kent Inc.
Brookstreet Securities Corp                Financial Security Management           HSBC
Bueter & Company Inc.                      Financial Services                      Huckin Financial Group Inc.
Butler Freeman Tally Group Financial       Financial West Investment Group         Huntleigh Securities Corp
Cadaret Grant & Company                    First Allied Securities                 ICBA Financial Services
Calton & Associates Inc.                   First Brokerage American LLC            IFMG Securities
Cambridge Investment Research              First Financial Equity                  IMS Securities
Capital Analysts Inc.                      First Heartland Capital Inc.            Independent Financial Group
Capital Financial Services                 First Merit                             Indiana Merchant Banking



Infinex Investments Inc.                   Main Street Securities                  Packerland Brokerage Services
ING Financial                              Medallion Investment Services           Park Avenue Securities
Institutional Securities Corp              Michigan Securities Inc.                Peak Securities
Inter Securities Inc.                      Mid Atlantic Securities Inc.            Pension Planners Securities
Intercarolina Financial Services           Midwest Financial & Inv Services        Peoples Securities
Intervest International Equities Corp      Milkie/Ferguson Investments             PFIC Securities
Invest Financial Corporation               MML Investors Services Inc.             Planmember Securities
Investacorp Inc.                           Money Concepts Capital Corp             Prime Capital Services Inc.
Investment Centers of America, Inc.        Money Management Advisory               Prime Vest Financial Services
Investment Professionals Inc.              Moors & Cabot Inc.                      Princor Financial Services Corp
Investors Capital Corp                     Morgan Keegan                           Pro Equities Inc.
Investors Security Co Inc.
J P Turner & Co LLC                        Morgan Peabody Inc.                     Professional Asset Management
J W Cole Financial Inc.                    MTL Equity Products Inc.                Purshe Kaplan Sterling Investments
Janney Montgomery Scott LLC                Multi-Financial Securities Corp         QA3 Financial Corporation
Jefferson Pilot Securities Corp            Mutual Service Corporation              Questar Capital Corporation
Jesup & Lamont Securities Corp             MWA Financial Services Inc.             R.L. Harger & Associates Inc.
JJB Hilliard WL Lyons Inc.                 National Planning Corporation           Raymond James Financial
JRL Capital Corporation                    National Securities Corp                RBC Dain Rauscher Inc.
KCD Financial                              New Alliance Investments Inc.           Regal Securities Inc.
Kenai Investments Inc.                     New England Securities                  Resource Horizons Group
Key Investments                            Newbridge Securities Corp               River Stone Wealth Management
KMS Financial Services                     Next Financial Group Inc.               RMIN Securities Inc.
Koehler Financial LLC                      NFP Securities Inc.                     RNR Securities LLC
Kovack Securities Inc.                     North Atlantic Securities LLC           Robert W Baird & Co Inc.
Labrunerie Financial Inc.                  Northridge Securities Corp              Royal Alliance Associates Inc.
Lasalle St Securities LLC                  NPB Financial Group                     Ryan Beck & Co
Legacy Financial Services                  NPF Securities                          Rydex Distributors Inc.
Legend Equities                            O.N. Equity Sales Company               Sammons Securities Company Inc.
Leonard & Company                          Ogilvie Securities                      Sanders Morris Harris Inc.
Liberty Partners Financial Services        Oneamerica Securities                   SCF Securities
Lincoln Financial Advisors                 Oppenheimer & Co                        Schlitt Investor Services Inc.
Lincoln Investment Planning                Pacific RP Group                        Scott & Stringfellow Inc.
Linsco/Private Ledger Corporation          Pacific West                            Securian Financial Services
M&T Securities







Securities America                      UBOC Union Banc
Securities Service Network              UBS Financial Services Inc.
Sicor Securities Inc.                   United Equity Securities
Sigma Financial Corporation             United Planners Financial
Signator Investors Inc.                 United Securities Alliance Inc.
SII Investments, Inc.                   USA Advanced Planners Inc.
Silver Oak Securities                   USA Financial Securities Corp
Sky Bank                                UVEST Financial
Sorrento Pacific                        Valmark Securities Inc.
Southwest Investments                   VSR Financial Services Inc.
Southwest Securities Financial          W.H. Colson Securities
Services
Stanford Group Company                  Wachovia Securities Inc.
Steadfast Foundation                    Wall Street Financial Group
Sterne Agee Financial Services          Walnut Street Securities Inc.
Stifel Nicolaus & Company               Waterstone Financial Group
Strategic Financial Alliance            Webster Investments
Summit Brokerage Services Inc.          Wellstone Securities
Summit Equities Inc.                    Western Equity Group
SummitAlliance Securities LLC           Western International Securities Inc.
Sunset Financial Services Inc.          Westminster Financial
SWBC Investments                        Wilbanks Securities
SWS Financial Service Inc.              William R Pintaric & Assoc
Synergy Investment Group                Williams Financial Group
TFS Securities Inc.                     WM Financial Services Inc.
Thomas McDonald Partners                Woodbury Financial Services Inc.
Thrivent Investment Management          Workman Securities Corp
Tower Square Securities                 World Choice Securities Inc.
Traderlight Securities Inc.             World Equity Group Inc.
Traid Advisors Inc.                     World Group Securities Inc.
Transamerica Financial                  WRP Investments Inc.
Tricor                                  XCU Capital
Triune Capital Advisors
Trustmont Financial


                                   APPENDIX D

                            GMAB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMAB with a Guarantee Period of 10 years when you purchased your Contract, on your application you chose to allocate 80% of your Premium to the Investment Divisions and 20% to the 5 Year Fixed Account Option (with a crediting rate of 3.25%), the required allocation percentage to the GMAB Fixed Account is 30%, the crediting rate for the GMAB Fixed Account is 3.50%, no other optional benefits were elected, your initial premium payment was $100,000. All partial withdrawals include any applicable withdrawal charges.

Example 1: At election, a percentage of your funds is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is determined.

o If the GMAB is elected at issue:
        o $30,000 is allocated to the GMAB Fixed Account, which is 30% of your initial Premium payment.
        o $56,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your initial Premium Payment.
        o $14,000 is allocated to the 5 Year Fixed Account Option, which is 20% of the remaining 70% of your initial Premium Payment.
        o Your Guaranteed Value is $100,000, which is your initial Premium payment.

Example 2: Upon payment of a subsequent Premium within 90 days of the Issue Date of the Contract, a percentage of your Premium payment is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is re-determined. Your Guaranteed Value is subject to a maximum of $5,000,000.

o Example 2a: If you make an additional Premium payment of $50,000 and your Guaranteed Value is $100,000:
        o $15,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.
        o $28,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.
        o $7,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.
        o Your Guaranteed Value is $150,000, which is your additional Premium payment plus the Guaranteed Value before your additional Premium Payment.
o Example 2b: If you make an additional Premium payment of $4,950,000 and your Guaranteed Value is $100,000:
        o $1,485,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.
        o $2,772,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.
        o $693,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.
        o Your Guaranteed Value is $5,000,000, which is the maximum since your additional Premium payment plus the Guaranteed Value before your additional Premium Payment exceeds the maximum of $5,000,000.
o Note:
        o An initial Contract Value that exceeds the Guaranteed Value at the beginning of the Guarantee Period diminishes the value of the GMAB.

Example 3: If you take a partial withdrawal of $15,000 at the end of the third Contract Year, while the GMAB is in effect, the GMAB Fixed Account value, Fixed Account Option values, Separate Account Contract Value and Guaranteed Value are re-determined.

o Example 3a: If your Separate Account Contract Value is $65,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $113,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:
        o $4,389.17 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $28,872.37.
        o $8,577.36 is deducted from your Investment Divisions and the new Separate Account Contract Value is $56,422.64.
        o $2,033.47 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $13,376.37
        o Your total new Contract Value is $98,671.38.
        o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $98,671.38 divided by $113,671.38 (87%). The new Guaranteed
          Value is 87% of the original Guaranteed Value, which is $86,804.07.

o Example 3b: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $78,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:
        o $6,341.86 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $26,919.67.
        o $5,720.00 is deducted from your Investment Divisions and the new Separate Account Contract Value is $28,280.00.
        o $2,938.14 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $12,471.70.
        o Your total new Contract Value is $63,671.38.
        o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $63,671.38 divided by $78,671.38 (81%). The new Guaranteed Value is 81% of the original Guaranteed Value, which is $80,933.35.
        o Note: This example illustrates that, when the Contract Value is less than the GV at the time a partial withdrawal is made, the partial withdrawal reduces the GV by a dollar amount that is greater than the dollar amount withdrawn.

o Note:
        o AS EXAMPLES 3A AND 3B TOGETHER ILLUSTRATE, THE IMPACT OF A WITHDRAWAL ON THE GUARANTEED VALUE IN A DOWN MARKET IS GREATER THAN THAT IN AN UP MARKET.
        o Withdrawals from the Fixed Account Options and the GMAB Fixed Account may be subject to an Excess Interest Adjustment. Withdrawal charges may also apply and the net withdrawal may be less than $15,000.

Example 4: If you terminate your GMAB on your seventh Contract Anniversary, the entire GMAB Fixed Account value is automatically transferred to the Investment Divisions and Fixed Account Options according to your specified premium allocations. The amount transferred from the GMAB Fixed Account is subject to an Excess Interest Adjustment.

o Example 4a: If your Separate Account Contract Value is $45,000, your
  GMAB Fixed Account value is $38,168.38 and your 5 Year Fixed Account
  Option value is $17,512.92 for a total Contract Value of $100,681.30 just before you terminate your GMAB and the crediting rate for a new 10 Year GMAB Fixed Account is 4.00%:
        o $38,168.38 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0. The amount transferred is subject to an Excess Interest Adjustment, which reduces the amount transferred by $1,085.29 for a net transfer of $37,083.09
        o $29,666.47 is transferred to the Investment Divisions, which is 80% of the net transfer from the GMAB Fixed Account. Your new Separate Account Contract Value is $74,666.47.
        o $7,416.62 is transferred to a 5 Year Fixed Account Option, which is 20% of the net transfer from the GMAB Fixed Account. Your new Fixed Account Option value is $24,929.54
        o Your total new Contract Value is $99,596.01.

Example 5: At the end of the Guarantee Period, the excess of the Guaranteed Value over the Contract Value, if any, is credited to your Contract Value according to your specified premium allocations.

o Example 5a: If your Separate Account Contract Value is $30,000, your
  GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account
  Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you do not request to re-elect the
  GMAB:
        o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.
        o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.
        o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.
        o Your total new Contract Value is $100,000.
        o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.
        o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $29,421.21.
        o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $70,578.79.
        o Your new Guaranteed Value is $0 and your GMAB charges cease.

o Example 5b: If your Separate Account Contract Value is $30,000, your
  GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account
  Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:
        o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.
        o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.
        o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.
        o Your total new Contract Value is $100,000.
        o $12,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $30,000, which is 30% of your Contract Value.
        o $2,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $23,421.21.
        o $9,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $46,578.79.
        o Your new Guaranteed Value is $100,000.

o Example 5c: If your Separate Account Contract Value is $45,000, your
  GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account
  Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you do not request to re-elect the
  GMAB:
        o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.
        o Your total Contract Value is $106,594.48.
        o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.
        o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $27,740.11.
        o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $78,854.37.
        o Your new Guaranteed Value is $0 and your GMAB charges cease.

o Example 5d: If your Separate Account Contract Value is $45,000, your
  GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account
  Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:
        o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.
        o Your total Contract Value is $106,594.48.
        o $10,339.62 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $31,978.34, which is 30% of your Contract Value.
        o $2,067.92 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed
          Account. Your new Fixed Account Options value is $21,344.44.
        o $8,271.70 is transferred to the Investment Divisions, which is
          80% of the amount transferred from the GMAB Fixed Account.
          Your new Separate Account Contract Value is $53,271.70.
        o Your new Guaranteed Value is $106,594.48.

                                   APPENDIX E

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

* Example 1a: If the GMWB is elected at issue:

        * Your initial GWB is $100,000, which is your initial Premium payment.

        * Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

* Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

        * Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

        * Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

* Example 1c: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

        * Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

        * Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

* Notes:
        * If your endorsement contains a varying benefit percentage:

          - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

          - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

        * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

        * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

        * If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR GAWA% IS DETERMINED ON THE EARLIER OF THE TIME OF YOUR FIRST WITHDRAWAL, THE DATE THAT YOUR CONTRACT VALUE REDUCES TO ZERO, THE DATE THAT THE GMWB IS CONTINUED BY A SPOUSAL BENEFICIARY WHO IS NOT A COVERED LIFE, OR UPON ELECTION OF THE LIFE INCOME OF A GMWB INCOME OPTION. YOUR GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THAT TIME. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THAT TIME.

* If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 *
  0.05 = $5,000).

* If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

* Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

        * Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

        * Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

* Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

        * Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

        * Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

* Notes:
        * If your endorsement contains a varying benefit percentage:

          - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

          - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment. If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

        * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

          - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

          - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 AFTER your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

        * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

* Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

        * Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

        * Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

        * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB
          ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

        * Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

        * Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

        * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Notes:
        * If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

        * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

        * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

        * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

        * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

        * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.

* Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

        * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

          - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) /
            ($130,000 - $5,000)) = $91,200].

          - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract
            Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

        * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

          - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) =
              $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

          - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

          - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

        * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

          - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000
              - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) =
              $90,250].

          - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract
              Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

        * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

          - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you
              continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

          - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

          - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

        * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

          - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) /
              ($55,000 - $5,000)) = $85,500].

          - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract
              Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

        * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

          - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If
              you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

          - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

          - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|*|  Notes:

     - If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

     - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     -    If  your  endorsement   includes  a  Guaranteed   Withdrawal   Balance
          Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

     - If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced. In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA. Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

     - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

     - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

* Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000: Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

        * If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

          - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

        * However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

          - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

              o Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

              o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

              o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

        * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or
          2) your GWB following the step-up ($200,000).

          - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

* Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000: Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

        * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

          - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

        * If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000).

        * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of
          1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

          - Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

* Notes:
        * Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

        * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

        * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

        * If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

        * If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

        * If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

        * If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract
          Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

* Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

        * If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of
                  1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

              - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

          - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

        * If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 =
          $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

              - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

          - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

* Notes:
        * As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

          - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

          - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

          - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

        * This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

        * Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

        * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

        * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

        * If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).
                - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

        * If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.


        * If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced dollar for the withdrawal.

        * If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract
          Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

        * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

        * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES DURING THE BONUS PERIOD IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

* Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000: Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

        * Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).

        * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000: Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 +
  $100,000*0.07 = $97,000).

        * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

        * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|*|      Notes:

     - Your bonus base is not recalculated upon the application of the bonus to your GWB.

     - If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

     -    If  your  endorsement   includes  a  Guaranteed   Withdrawal   Balance
          Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

     - If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

     - If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB THAT CONTAINS A FOR LIFE GUARANTEE THAT BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT.)

* Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

        * Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

        * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

* Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

        * You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.
          However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

        * The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

* Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

        * Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

        * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

        * Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

* Notes:
        * If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option). Otherwise, your reset date is the Contract Anniversary on or immediately following your 60th birthday.

EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)

* If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

        * If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

        * If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

        * The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

        * Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

* Notes:

        * If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2. If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

        * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

        * If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

EXAMPLE 11: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT, YOUR GWB IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PROVISION.)

* Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

        * Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

* Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

        * Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

* Notes:
        * The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

        * Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

        * No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

        * No adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

EXAMPLE 12: ON EACH CONTRACT MONTHLY ANNIVERSARY, FUNDS ARE TRANSFERRED TO OR FROM THE GMWB FIXED ACCOUNT VIA THE FORMULAS DEFINED IN THE TRANSFER OF ASSETS METHODOLOGY IN APPENDIX F. THE ANNUITY FACTORS REFERENCED IN THIS EXAMPLE ARE ALSO FOUND IN APPENDIX F.
(THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A TRANSFER OF ASSETS PROVISION.)

* Example 12a: If on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

        * Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

        * The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract
          Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

        * Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 -
          $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

        * Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

        * Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 +
          $5,000)) = $40,090].

        * Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) =
          $2,110].

* Example 12b: If on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

        * Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).

        * The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980
          - $15,000) / ($90,000 + $10,000) = 73.98%].

        * Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed
          Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

        * Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

        * Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

        * Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

* Example 12c: If on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

        * Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).

        * The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

        * Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or
          2) the GMWB Fixed Account Contract Value less the liability plus
          80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80)
          = $68,300].

        * Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).

        * Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

        * Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

* Notes:
        * If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

        * The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

        * Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable). No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

                                   APPENDIX F

                              LIFEGUARD SELECT GMWB

                   AND LIFEGUARD SELECT WITH JOINT OPTION GMWB

                         TRANSFER OF ASSETS METHODOLOGY



On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

LIABILITY = GAWA X ANNUITY FACTOR

     The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits. If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.


     The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, as applicable, and do not change.



RATIO = (LIABILITY - GMWB FIXED ACCOUNT CONTRACT VALUE) / (SEPARATE ACCOUNT CONTRACT VALUE + FIXED ACCOUNT CONTRACT VALUE)

     If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.


THE TRANSFER AMOUNT IS DETERMINED AS FOLLOWS:

     If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

     1.  The GMWB Fixed Account Contract Value; or
     2. (GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) - Liability) / (1-80%).

     If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

     1.  Separate Account Contract Value + Fixed Account Contract Value; or
     2. (Liability - GMWB Fixed Account Contract Value - 80% x (Separate Account Contract Value + Fixed Account Contract Value)) / (1-80%).

     Otherwise, no funds are transferred.


                                LIFEGUARD SELECT
                          Transfer of Assets Provision
                                Annuity Factors*

Age**                                                     Contract Monthly Anniversary

                    1         2         3         4         5         6         7         8         9        10        11       12
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
    65          15.26     15.22     15.19     15.15     15.12     15.08     15.05     15.01     14.97     14.94     14.90    14.87
    66          14.83     14.79     14.76     14.72     14.68     14.65     14.61     14.57     14.54     14.50     14.46    14.43
    67          14.39     14.35     14.32     14.28     14.25     14.21     14.18     14.14     14.10     14.07     14.03    14.00
    68          13.96     13.92     13.89     13.85     13.81     13.77     13.74     13.70     13.66     13.62     13.59    13.55
    69          13.51     13.47     13.44     13.40     13.37     13.33     13.30     13.26     13.22     13.19     13.15    13.12
    70          13.08     13.04     13.01     12.97     12.93     12.89     12.86     12.82     12.78     12.74     12.71    12.67
    71          12.63     12.59     12.56     12.52     12.48     12.44     12.41     12.37     12.33     12.29     12.26    12.22
    72          12.18     12.14     12.11     12.07     12.03     12.00     11.96     11.92     11.89     11.85     11.81    11.78
    73          11.74     11.70     11.67     11.63     11.60     11.56     11.53     11.49     11.45     11.42     11.38    11.35
    74          11.31     11.27     11.24     11.20     11.16     11.12     11.09     11.05     11.01     10.97     10.94    10.90
    75          10.86     10.82     10.79     10.75     10.72     10.68     10.65     10.61     10.57     10.54     10.50    10.47
    76          10.43     10.39     10.36     10.32     10.28     10.25     10.21     10.17     10.14     10.10     10.06    10.03
    77           9.99      9.96      9.92      9.89      9.85      9.82      9.78      9.75      9.71      9.68      9.64     9.61
    78           9.57      9.54      9.50      9.47      9.43      9.40      9.36      9.33      9.29      9.26      9.22     9.19
    79           9.15      9.12      9.08      9.05      9.01      8.98      8.94      8.91      8.87      8.84      8.80     8.77
    80           8.73      8.70      8.66      8.63      8.60      8.56      8.53      8.50      8.46      8.43      8.40     8.36
    81           8.33      8.30      8.26      8.23      8.20      8.16      8.13      8.10      8.06      8.03      8.00     7.96
    82           7.93      7.90      7.86      7.83      7.80      7.76      7.73      7.70      7.66      7.63      7.60     7.56
    83           7.53      7.50      7.47      7.44      7.41      7.38      7.35      7.31      7.28      7.25      7.22     7.19
    84           7.16      7.13      7.10      7.07      7.04      7.01      6.98      6.95      6.92      6.89      6.86     6.83
    85           6.80      6.77      6.74      6.71      6.68      6.65      6.62      6.59      6.56      6.53      6.50     6.47
    86           6.44      6.41      6.39      6.36      6.33      6.30      6.28      6.25      6.22      6.19      6.17     6.14
    87           6.11      6.08      6.06      6.03      6.00      5.98      5.95      5.92      5.90      5.87      5.84     5.82
    88           5.79      5.76      5.74      5.71      5.69      5.66      5.64      5.61      5.58      5.56      5.53     5.51
    89           5.48      5.46      5.43      5.41      5.38      5.36      5.34      5.31      5.29      5.26      5.24     5.21
    90           5.19      5.17      5.14      5.12      5.10      5.07      5.05      5.03      5.00      4.98      4.96     4.93
    91           4.91      4.89      4.87      4.85      4.83      4.81      4.79      4.76      4.74      4.72      4.70     4.68
    92           4.66      4.64      4.62      4.60      4.58      4.56      4.54      4.51      4.49      4.47      4.45     4.43
    93           4.41      4.39      4.37      4.35      4.33      4.31      4.30      4.28      4.26      4.24      4.22     4.20
    94           4.18      4.16      4.14      4.13      4.11      4.09      4.07      4.05      4.03      4.02      4.00     3.98
    95           3.96      3.94      3.93      3.91      3.89      3.87      3.86      3.84      3.82      3.80      3.79     3.77
    96           3.75      3.73      3.72      3.70      3.68      3.66      3.65      3.63      3.61      3.59      3.58     3.56
    97           3.54      3.52      3.51      3.49      3.47      3.46      3.44      3.42      3.41      3.39      3.37     3.36
    98           3.34      3.32      3.31      3.29      3.27      3.26      3.24      3.22      3.21      3.19      3.17     3.16
    99           3.14      3.12      3.11      3.09      3.07      3.06      3.04      3.02      3.01      2.99      2.97     2.96
    100          2.94      2.92      2.91      2.89      2.87      2.85      2.84      2.82      2.80      2.78      2.77     2.75
    101          2.73      2.71      2.70      2.68      2.66      2.65      2.63      2.61      2.60      2.58      2.56     2.55
    102          2.53      2.51      2.50      2.48      2.46      2.45      2.43      2.41      2.40      2.38      2.36      2.35
    103          2.33      2.31      2.30      2.28      2.26      2.24      2.23      2.21      2.19      2.17      2.16      2.14
    104          2.12      2.10      2.09      2.07      2.06      2.04      2.03      2.01      1.99      1.98      1.96      1.95
    105          1.93      1.91      1.90      1.88      1.87      1.85      1.84      1.82      1.80      1.79      1.77      1.76
    106          1.74      1.73      1.71      1.70      1.68      1.67      1.65      1.64      1.62      1.61      1.59      1.58
    107          1.56      1.55      1.53      1.52      1.50      1.49      1.47      1.46      1.44      1.43      1.41      1.40
    108          1.38      1.37      1.35      1.34      1.33      1.31      1.30      1.29      1.27      1.26      1.25      1.23
    109          1.22      1.21      1.19      1.18      1.17      1.15      1.14      1.13      1.11      1.10      1.09      1.07
    110          1.06      1.05      1.04      1.03      1.01      1.00      0.99      0.98      0.97      0.96      0.94      0.93
    111          0.92      0.91      0.90      0.89      0.88      0.87      0.86      0.84      0.83      0.82      0.81      0.80
    112          0.79      0.78      0.77      0.76      0.75      0.74      0.73      0.72      0.71      0.70      0.69      0.68
    113          0.67      0.66      0.65      0.64      0.63      0.62      0.62      0.61      0.60      0.59      0.58      0.57
    114          0.56      0.55      0.54      0.54      0.53      0.52      0.51      0.50      0.49      0.49      0.48      0.47
    115          0.46      0.42      0.38      0.35      0.31      0.27      0.23      0.19      0.15      0.12      0.08      0.04
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------


* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

**The age of the Owner as of the effective date or the most recent Contract
Anniversary. All Owners aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.






                       LIFEGUARD SELECT WITH JOINT OPTION
                          Transfer of Assets Provision
                                 Annuity Factors


Age*                                                    Contract Monthly Anniversary
                    1         2         3         4         5         6         7         8        9        10        11        12

           ------------------------------------------------------------------------------------------------------------------------

 65             15.26     15.24     15.23     15.21     15.19     15.17     15.16     15.14    15.12     15.10     15.09     15.07
 66             15.05     15.03     15.01     14.99     14.97     14.95     14.94     14.92    14.90     14.88     14.86     14.84
 67             14.82     14.81     14.79     14.78     14.77     14.75     14.74     14.73    14.71     14.70     14.69     14.67
 68             14.66     14.64     14.63     14.61     14.59     14.58     14.56     14.54    14.53     14.51     14.49     14.48
 69             14.46     14.44     14.43     14.41     14.39     14.38     14.36     14.34    14.33     14.31     14.29     14.28
 70             14.26     14.24     14.22     14.20     14.18     14.16     14.14     14.12    14.10     14.08     14.06     14.04
 71             14.02     14.00     13.98     13.96     13.93     13.91     13.89     13.87    13.85     13.83     13.80     13.78
 72             13.76     13.74     13.72     13.70     13.67     13.65     13.63     13.61    13.59     13.57     13.54     13.52
 73             13.50     13.48     13.46     13.43     13.41     13.39     13.37     13.34    13.32     13.30     13.28     13.25
 74             13.23     13.20     13.18     13.15     13.13     13.10     13.08     13.05    13.02     13.00     12.97     12.95
 75             12.92     12.88     12.84     12.81     12.77     12.73     12.69     12.65    12.61     12.58     12.54     12.50
 76             12.46     12.42     12.38     12.34     12.30     12.26     12.22     12.17    12.13     12.09     12.05     12.01
 77             11.97     11.93     11.89     11.86     11.82     11.78     11.74     11.70    11.66     11.63     11.59     11.55
 78             11.51     11.47     11.43     11.39     11.35     11.31     11.28     11.24    11.20     11.16     11.12     11.08
 79             11.04     11.00     10.96     10.93     10.89     10.85     10.81     10.77    10.73     10.70     10.66     10.62
 80             10.58     10.54     10.50     10.46     10.42     10.38     10.35     10.31    10.27     10.23     10.19     10.15
 81             10.11     10.07     10.04     10.00      9.96      9.93      9.89      9.85     9.82      9.78      9.74      9.71
 82              9.67      9.63      9.60      9.56      9.52      9.49      9.45      9.41     9.38      9.34      9.30      9.27
 83              9.23      9.19      9.16      9.12      9.08      9.05      9.01      8.97     8.94      8.90      8.86      8.83
 84              8.79      8.76      8.72      8.69      8.65      8.62      8.59      8.55     8.52      8.48      8.45      8.41
 85              8.38      8.35      8.31      8.28      8.24      8.21      8.18      8.14     8.11      8.07      8.04      8.00
 86              7.97      7.94      7.90      7.87      7.84      7.80      7.77      7.74     7.70      7.67      7.64      7.60
 87              7.57      7.54      7.51      7.48      7.44      7.41      7.38      7.35     7.32      7.29      7.25      7.22
 88              7.19      7.16      7.13      7.10      7.07      7.04      7.01      6.98     6.95      6.92      6.89      6.86
 89              6.83      6.80      6.77      6.74      6.71      6.68      6.66      6.63     6.60      6.57      6.54      6.51
 90              6.48      6.45      6.43      6.40      6.37      6.34      6.32      6.29     6.26      6.23      6.21      6.18
 91              6.15      6.12      6.10      6.07      6.04      6.01      5.99      5.96     5.93      5.90      5.88      5.85
 92              5.82      5.80      5.77      5.75      5.72      5.70      5.67      5.65     5.62      5.60      5.57      5.55
 93              5.52      5.50      5.47      5.45      5.42      5.40      5.37      5.35     5.32      5.30      5.27      5.25
 94              5.22      5.20      5.17      5.15      5.12      5.10      5.08      5.05     5.03      5.00      4.98      4.95
 95              4.93      4.91      4.88      4.86      4.84      4.81      4.79      4.77     4.74      4.72      4.70      4.67
 96              4.65      4.63      4.60      4.58      4.56      4.53      4.51      4.49     4.46      4.44      4.42      4.39
 97              4.37      4.35      4.33      4.30      4.28      4.26      4.24      4.21     4.19      4.17      4.15      4.12
 98              4.10      4.08      4.05      4.03      4.01      3.98      3.96      3.94     3.91      3.89      3.87      3.84
 99              3.82      3.80      3.78      3.75      3.73      3.71      3.69      3.66     3.64      3.62      3.60      3.57
100              3.55      3.53      3.51      3.48      3.46      3.44      3.42      3.39     3.37      3.35      3.33      3.30
101              3.28      3.26      3.24      3.21      3.19      3.17      3.15      3.12     3.10      3.08      3.06      3.03
102              3.01      2.99      2.97      2.94      2.92      2.90      2.88      2.85     2.83      2.81      2.79      2.76
103              2.74      2.72      2.70      2.68      2.65      2.63      2.61      2.59     2.57      2.55      2.52      2.50
104              2.48      2.46      2.44      2.42      2.40      2.38      2.36      2.33     2.31      2.29      2.27      2.25
105              2.23      2.21      2.19      2.17      2.15      2.13      2.11      2.08     2.06      2.04      2.02      2.00
106              1.98      1.96      1.94      1.92      1.90      1.88      1.86      1.84     1.82      1.80      1.78      1.76
107              1.74      1.72      1.70      1.68      1.66      1.64      1.63      1.61     1.59      1.57      1.55      1.53
108              1.51      1.49      1.48      1.46      1.44      1.42      1.41      1.39     1.37      1.35      1.34      1.32
109              1.30      1.28      1.27      1.25      1.23      1.21      1.20      1.18     1.16      1.14      1.13      1.11
110              1.09      1.08      1.07      1.06      1.04      1.03      1.02      1.01     1.00      0.99      0.97      0.96
111              0.95      0.94      0.93      0.92      0.90      0.89      0.88      0.87     0.86      0.85      0.83      0.82
112              0.81      0.80      0.79      0.78      0.77      0.76      0.75      0.74     0.73      0.72      0.71      0.70
113              0.69      0.68      0.67      0.66      0.65      0.64      0.64      0.63     0.62      0.61      0.60      0.59
114              0.58      0.57      0.56      0.55      0.54      0.53      0.53      0.52     0.51      0.50      0.49      0.48
115              0.47      0.43      0.39      0.35      0.31      0.27      0.24      0.20     0.16      0.12      0.08      0.04

* The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary. A Covered Life aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

                                   APPENDIX G

                     FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES

The following examples assume that you elected the FutureGuard 6 GMIB when you purchased your Contract and no other optional benefits were elected.

EXAMPLE 1: AT ISSUE, ALL GMIB VALUES ARE INITIALIZED.

* If your Contract is issued with a $100,000 initial premium payment (net of any applicable premium taxes and sales charges):

        - The Step-Up Date is equal to the Issue Date.

        - The Step-Up Value is equal to $100,000, which is your initial premium payment.

        - Your Roll-Up Component is equal to $100,000, which is the Step-Up
          Value.

        - Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial premium payment.

        - Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

        - The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent Step-Up Date.

EXAMPLE 2: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR ROLL-UP COMPONENT, GCAV COMPONENT, AND GMIB BENEFIT BASE ARE RE-DETERMINED.

* If you make an additional premium payment of $50,000 (net of any applicable premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, and your GMIB Benefit Base is equal to $180,000 at the time of payment:

        - The Step-Up Date does not change.

        - The Step-Up Value does not change.

        - Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the premium payment plus the premium payment.

        - Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the premium payment plus the premium payment.

        - Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.

        - The earliest date that you may elect to exercise the GMIB does not change.

EXAMPLE 3: UPON A PARTIAL WITHDRAWAL, YOUR ROLL-UP COMPONENT, GCAV COMPONENT, BENEFIT CAP AND GMIB BENEFIT BASE ARE RE-DETERMINED.

* If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:

        - The Step-Up Date does not change.

        - The Step-Up Value does not change.

        - Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:

        - The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),

        - Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);

        - Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract
          Anniversary (1 - [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).

        - Your Roll-Up Component is equal to [$132,500 - $7,500] x 0.8 =
          $100,000.

        - Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 - $30,000/$120,000 = 0.75).

        - Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

        - The earliest date that you may elect to exercise the GMIB does not change.

EXAMPLE 4: ON EACH CONTRACT ANNIVERSARY PRIOR TO THE ANNUITANT'S 75TH BIRTHDAY, YOU MAY ELECT TO STEP UP YOUR ROLL-UP COMPONENT TO THE CONTRACT VALUE, IN WHICH CASE THE STEP-UP DATE, STEP-UP VALUE, EARLIEST DATE THAT YOU MAY ELECT TO EXERCISE THE GMIB, AND YOUR ROLL-UP COMPONENT WILL BE RE-DETERMINED. IN ADDITION, ON EACH CONTRACT ANNIVERSARY PRIOR TO THE ANNUITANT'S 81ST BIRTHDAY, YOUR CONTRACT VALUE IS COMPARED TO THE CONTRACT VALUES ON ALL PREVIOUS CONTRACT ANNIVERSARIES, WHICH MAY RE-DETERMINE THE GCAV COMPONENT.

* Example 4a: If your Contract Value is equal to $120,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:

        - The Step-Up Date is equal to the date of the current Contract Anniversary.

        - The Step-Up Value is equal to $120,000, which is the Contract Value on the Step-Up Date.

        - Your Roll-Up Component is equal to $120,000, which is the Step-Up
          Value.

        - Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.

        - Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.

        - You may not elect to exercise your GMIB for 10 years.

* Example 4b: If your Contract Value is equal to $130,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:

        - The Step-Up Date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.

        - The Step-Up Value does not change because step up did not occur.

        - Your Roll-Up Component does not change because step up did not occur.

        - Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.

        - The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.

        - The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

EXAMPLE 5: IF YOUR CONTRACT VALUE FALLS TO ZERO AND YOUR GMIB BENEFIT BASE IS GREATER THAN ZERO, THEN ALL WITHDRAWALS TAKEN FROM THE CONTRACT WILL BE EXAMINED IN ORDER TO DETERMINE THE ELIGIBILITY OF THE GMIB BENEFIT BASE FOR AUTOMATIC ANNUITIZATION.

* Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum
  Distributions:

        - Your GMIB Benefit Base is eligible for automatic annuitization.

        - Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

        - Unless you choose another payment frequency, you will receive monthly income payments.

        - The GMIB and the Contract will terminate.

* Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:

        - Your GMIB Benefit Base is eligible for automatic annuitization.

        - Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

        - Unless you choose another payment frequency, you will receive monthly income payments.

        - The GMIB and the Contract will terminate.

* Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:

        - The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

                                      H-29
                                   APPENDIX H

                            ACCUMULATION UNIT VALUES

[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective March 31, 2008, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Lazard Mid Cap Value Fund to JNL/Lazard Mid Cap Equity Fund; and JNL/Lazard Small Cap Value Fund to JNL/Lazard Small Cap Equity Fund.

Also effective March 31, 2008, the Separate Account has the following new Investment Divisions, on which no Accumulation Unit information is available yet:

JNL/PAM Asia ex-Japan Fund;
JNL/PAM China-India Fund;
JNL/PPM America Mid Cap Value Fund; and
JNL/PPM America Small Cap Value Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.


Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.00%
(Contracts issued before May 3, 2004)

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(346)

  Accumulation unit value:
    Beginning of period                    $18.64          $15.36          $14.01         $12.16          $10.43
    End of period                          $20.25          $18.64          $15.36         $14.01          $12.16
  Accumulation units outstanding
  at the end of period                     2,826           3,119           4,258           4,721          5,447

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(346)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(525)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.03          $11.33         $10.57           N/A
    End of period                          $14.72          $12.84          $12.03         $11.33           N/A
  Accumulation units outstanding
  at the end of period                     44,459          37,077          31,112         31,112           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(860)

  Accumulation unit value:
    Beginning of period                    $15.69          $11.62          $10.74           N/A            N/A
    End of period                          $13.20          $15.69          $11.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,085           22,379          31,956           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(860)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(525)

  Accumulation unit value:
    Beginning of period                    $14.70          $12.97          $12.08         $11.71           N/A
    End of period                          $16.21          $14.70          $12.97         $12.08           N/A
  Accumulation units outstanding
  at the end of period                     11,947          11,947          11,947         11,947           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(502)

  Accumulation unit value:
    Beginning of period                    $20.92          $20.13          $18.11         $18.51           N/A
    End of period                          $22.76          $20.92          $20.13         $18.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(525)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.32          $10.39          $9.74           N/A
    End of period                          $13.27          $12.42          $11.32         $10.39           N/A
  Accumulation units outstanding
  at the end of period                     60,472          60,839          61,925         64,483           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(346)

  Accumulation unit value:
    Beginning of period                    $29.13          $28.13          $27.14         $24.55          $21.78
    End of period                          $31.64          $29.13          $28.13         $27.14          $24.55
  Accumulation units outstanding
  at the end of period                     5,044           1,878           10,020          2,275          2,610

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(346)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(560)

  Accumulation unit value:
    Beginning of period                    $20.23          $18.19          $17.77         $17.11           N/A
    End of period                          $20.14          $20.23          $18.19         $17.77           N/A
  Accumulation units outstanding
  at the end of period                     14,133          14,133          14,133         14,480           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(368)

  Accumulation unit value:
    Beginning of period                    $24.42          $20.54          $20.23         $17.20          $15.15
    End of period                          $27.10          $24.42          $20.54         $20.23          $17.20
  Accumulation units outstanding
  at the end of period                     18,646          16,134          19,032          5,805          2,512

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.99            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,213           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1218)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.91           N/A             N/A            N/A
    End of period                          $11.00          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,860          25,411           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1218)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1044)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.35           N/A             N/A            N/A
    End of period                          $11.87          $12.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1044)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(346)

  Accumulation unit value:
    Beginning of period                    $20.39          $19.67          $19.36         $18.29          $18.01
    End of period                          $21.60          $20.39          $19.67         $19.36          $18.29
  Accumulation units outstanding
  at the end of period                     5,369           5,623           5,950           6,348          6,309

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(346)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(316)

  Accumulation unit value:
    Beginning of period                    $16.50          $12.63          $10.76          $8.87          $6.22
    End of period                          $18.29          $16.50          $12.63         $10.76          $8.87
  Accumulation units outstanding
  at the end of period                     16,790          48,819          28,235         16,875          8,019

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(368)

  Accumulation unit value:
    Beginning of period                    $25.46          $22.95          $21.83         $18.69          $16.77
    End of period                          $27.21          $25.46          $22.95         $21.83          $18.69
  Accumulation units outstanding
  at the end of period                     3,691             -               -             1,922          1,922

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(560)

  Accumulation unit value:
    Beginning of period                    $16.78          $16.41          $16.20         $15.72           N/A
    End of period                          $17.67          $16.78          $16.41         $16.20           N/A
  Accumulation units outstanding
  at the end of period                     13,632          13,632          13,632         14,991           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.43           N/A             N/A             N/A            N/A
    End of period                          $14.25           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,058           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(741)

  Accumulation unit value:
    Beginning of period                    $21.65          $19.09          $17.25           N/A            N/A
    End of period                          $20.88          $21.65          $19.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,798           5,820           48,655           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(741)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(368)

  Accumulation unit value:
    Beginning of period                    $18.02          $15.58          $15.04         $13.17          $11.30
    End of period                          $16.63          $18.02          $15.58         $15.04          $13.17
  Accumulation units outstanding
  at the end of period                     1,744           1,744           8,791           4,579          2,661

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(324)

  Accumulation unit value:
    Beginning of period                    $13.11          $11.80          $12.28         $10.17          $7.61
    End of period                          $12.61          $13.11          $11.80         $12.28          $10.17
  Accumulation units outstanding
  at the end of period                    102,187         125,351         120,015         169,648         92,510

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(525)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.34          $11.25         $11.13           N/A
    End of period                          $12.26          $11.64          $11.34         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     55,343          48,171          46,513         45,833           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1100)

  Accumulation unit value:
    Beginning of period                    $6.29           $5.15            N/A             N/A            N/A
    End of period                          $6.49           $6.29            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             24,734           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1100)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(750)

  Accumulation unit value:
    Beginning of period                    $12.11          $10.78          $10.79           N/A            N/A
    End of period                          $11.05          $12.11          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,591           4,609           4,627            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(750)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(324)

  Accumulation unit value:
    Beginning of period                    $11.79          $9.19           $9.84           $9.67          $7.53
    End of period                          $11.79          $11.79          $9.19           $9.84          $9.67
  Accumulation units outstanding
  at the end of period                    113,533         152,359         144,835         176,252         91,838

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(346)

  Accumulation unit value:
    Beginning of period                    $10.16          $8.79           $8.51           $7.73          $6.90
    End of period                          $10.44          $10.16          $8.79           $8.51          $7.73
  Accumulation units outstanding
  at the end of period                     29,425          29,698          30,764         31,825          8,237

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(346)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1167)

  Accumulation unit value:
    Beginning of period                    $15.34          $14.48           N/A             N/A            N/A
    End of period                          $12.55          $15.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,244           19,420           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1167)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(324)

  Accumulation unit value:
    Beginning of period                    $18.28          $13.18          $12.08          $9.52          $7.19
    End of period                          $20.11          $18.28          $13.18         $12.08          $9.52
  Accumulation units outstanding
  at the end of period                     77,757         108,659         111,736         171,645         82,057

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(750)

  Accumulation unit value:
    Beginning of period                    $12.38          $11.77          $10.82           N/A            N/A
    End of period                          $13.19          $12.38          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,465          23,800          4,615            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(324)

  Accumulation unit value:
    Beginning of period                    $19.19          $15.44          $13.76         $11.63          $8.85
    End of period                          $20.98          $19.19          $15.44         $13.76          $11.63
  Accumulation units outstanding
  at the end of period                     44,604          31,986          39,277         32,433          5,828

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(980)

  Accumulation unit value:
    Beginning of period                    $14.07          $11.96          $12.00           N/A            N/A
    End of period                          $14.13          $14.07          $11.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                     99,187         209,590         205,908           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(750)

  Accumulation unit value:
    Beginning of period                    $28.88          $24.15          $17.82           N/A            N/A
    End of period                          $38.68          $28.88          $24.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,740          34,700          22,939           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(324)

  Accumulation unit value:
    Beginning of period                    $14.38          $13.88          $10.21          $8.77          $7.65
    End of period                          $14.95          $14.38          $13.88         $10.21          $8.77
  Accumulation units outstanding
  at the end of period                    100,454         135,102         151,563         190,696        100,935

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(324)

  Accumulation unit value:
    Beginning of period                    $15.67          $14.43          $13.02         $11.36          $8.86
    End of period                          $16.67          $15.67          $14.43         $13.02          $11.36
  Accumulation units outstanding
  at the end of period                     37,555          37,443          37,333         45,926          6,909

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(324)

  Accumulation unit value:
    Beginning of period                    $12.52          $10.99          $10.64          $9.76          $8.15
    End of period                          $13.01          $12.52          $10.99         $10.64          $9.76
  Accumulation units outstanding
  at the end of period                     57,722          58,087          57,589         88,091          31,111

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(346)

  Accumulation unit value:
    Beginning of period                    $22.07          $20.36          $18.88         $16.94          $13.74
    End of period                          $19.57          $22.07          $20.36         $18.88          $16.94
  Accumulation units outstanding
  at the end of period                     48,952          67,859          68,349         98,604          53,679

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(346)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(324)

  Accumulation unit value:
    Beginning of period                    $16.01          $13.77          $13.34         $11.47          $8.50
    End of period                          $15.52          $16.01          $13.77         $13.34          $11.47
  Accumulation units outstanding
  at the end of period                     21,902          26,364          42,319         36,440          4,844

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(750)

  Accumulation unit value:
    Beginning of period                    $6.44           $5.95           $5.49            N/A            N/A
    End of period                          $7.31           $6.44           $5.95            N/A            N/A
  Accumulation units outstanding
  at the end of period                     76,322          18,134          18,206           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                    $15.35          $15.72          $11.44         $10.55           N/A
    End of period                          $18.16          $15.35          $15.72         $11.44           N/A
  Accumulation units outstanding
  at the end of period                     16,382          52,711          59,946         10,790           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(368)

  Accumulation unit value:
    Beginning of period                    $15.00          $12.96          $11.50          $9.85          $8.20
    End of period                          $15.79          $15.00          $12.96         $11.50          $9.85
  Accumulation units outstanding
  at the end of period                     33,992          39,340          39,300         16,918          5,204

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(346)

  Accumulation unit value:
    Beginning of period                    $9.35           $9.00           $8.33           $8.07          $7.69
    End of period                          $10.11          $9.35           $9.00           $8.33          $8.07
  Accumulation units outstanding
  at the end of period                       -             19,090          22,195         24,547          17,879

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(346)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(316)

  Accumulation unit value:
    Beginning of period                    $14.90          $14.54          $14.35         $13.88          $13.72
    End of period                          $15.96          $14.90          $14.54         $14.35          $13.88
  Accumulation units outstanding
  at the end of period                     15,378          25,761          27,893         26,214          3,635

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $16.16           N/A
    End of period                           N/A             N/A             N/A           $16.64           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.81          $13.54          $13.45         $13.05           N/A
    End of period                          $14.50          $14.81          $13.54         $13.45           N/A
  Accumulation units outstanding
  at the end of period                     8,451           8,451           8,451           9,293           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(802)

  Accumulation unit value:
    Beginning of period                    $8.97           $8.57           $7.68            N/A            N/A
    End of period                          $8.81           $8.97           $8.57            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(802)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(367)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.23          $9.22
    End of period                           N/A             N/A             N/A           $10.48          $10.23
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            26,304

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(367)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.15           N/A
    End of period                           N/A             N/A             N/A           $11.03           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(368)

  Accumulation unit value:
    Beginning of period                    $16.01          $13.99          $13.03         $11.68          $10.58
    End of period                          $17.30          $16.01          $13.99         $13.03          $11.68
  Accumulation units outstanding
  at the end of period                     45,903          46,080          46,259         70,370           864

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $16.37           N/A             N/A             N/A            N/A
    End of period                          $17.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,807           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(560)

  Accumulation unit value:
    Beginning of period                    $28.08          $24.95          $23.93         $22.20           N/A
    End of period                          $29.88          $28.08          $24.95         $23.93           N/A
  Accumulation units outstanding
  at the end of period                     2,145           2,145           2,145           2,359           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(575)

  Accumulation unit value:
    Beginning of period                    $13.38          $12.93          $12.72         $12.72           N/A
    End of period                          $13.87          $13.38          $12.93         $12.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            236,527          N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(346)

  Accumulation unit value:
    Beginning of period                    $21.27          $17.77          $16.59         $14.60          $12.67
    End of period                          $22.71          $21.27          $17.77         $16.59          $14.60
  Accumulation units outstanding
  at the end of period                     4,931           19,813          6,972           7,728          8,970

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(346)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(368)

  Accumulation unit value:
    Beginning of period                    $31.69          $28.15          $26.80         $24.64          $22.35
    End of period                          $34.55          $31.69          $28.15         $26.80          $24.64
  Accumulation units outstanding
  at the end of period                     17,111          9,688           19,348          1,982          1,982

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(316)

  Accumulation unit value:
    Beginning of period                    $41.56          $39.30          $34.79         $29.77          $22.26
    End of period                          $48.22          $41.56          $39.30         $34.79          $29.77
  Accumulation units outstanding
  at the end of period                     14,005          25,953          36,051         18,034          3,414

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(502)

  Accumulation unit value:
    Beginning of period                    $16.82          $14.15          $13.47         $12.29           N/A
    End of period                          $16.79          $16.82          $14.15         $13.47           N/A
  Accumulation units outstanding
  at the end of period                     62,035          73,509          47,430         46,459           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 3.71%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(983)

  Accumulation unit value:
    Beginning of period                    $15.00          $11.42          $11.42           N/A            N/A
    End of period                          $12.28          $15.00          $11.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,668            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $12.99          $10.21          $10.21           N/A            N/A
    End of period                          $14.01          $12.99          $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,101            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.13           $4.46            N/A             N/A            N/A
    End of period                          $5.15           $5.13            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(933)

  Accumulation unit value:
    Beginning of period                    $23.57          $20.25          $19.95           N/A            N/A
    End of period                          $30.72          $23.57          $20.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,184            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.26           $4.99           $4.99            N/A            N/A
    End of period                          $5.80           $5.26           $4.99            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,196            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(828)

  Accumulation unit value:
    Beginning of period                    $7.49           $7.35           $6.39            N/A            N/A
    End of period                          $7.17           $7.49           $7.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(828)

  Accumulation unit value:
    Beginning of period                    $30.32          $29.46          $25.27           N/A            N/A
    End of period                          $34.24          $30.32          $29.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(933)

  Accumulation unit value:
    Beginning of period                    $14.04          $12.14          $11.49           N/A            N/A
    End of period                          $13.64          $14.04          $12.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A



----------------------------------------------------------------------------------------------------------------------
QUESTIONS:  If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                     1 (800) 766-4683 (8 a.m. - 8 p.m. ET)


             MAIL ADDRESS:                                  P.O. Box 17240, Denver, Colorado 80217-9959


             DELIVERY ADDRESS:                              7601 Technology Way, Denver, Colorado 80237

INSTITUTIONAL MARKETING GROUP                               1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
SERVICE CENTER:
(for Contracts purchased through a bank
or another financial institution)

             MAIL ADDRESS:                                  P.O. Box 30392, Lansing, Michigan 48909-7892

             DELIVERY ADDRESS:                              1 Corporate Way, Lansing, Michigan 48951
                                                            Attn: IMG

HOME OFFICE:                                                1 Corporate Way, Lansing, Michigan 48951
----------------------------------------------------------- ----------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION



                                 October 6, 2008



                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated October 6, 2008. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 17240, Denver, Colorado 80217-0240 (for Perspective II) or FTAM, 38 Fountain Square Plaza, MD 1090D2, Cincinnati, Ohio 45263 (for Fifth Third Perspective), or calling 1-800-766-4683.




                                TABLE OF CONTENTS

                                                                         Page

General Information and History                                             2

Services                                                                    5

Purchase of Securities Being Offered                                        5

Underwriters                                                                6

Calculation of Performance                                                  6

Additional Tax Information                                                  8

Annuity Provisions                                                          18

Net Investment Factor                                                       19

Condensed Financial Information                                             20


General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (JacksonSM). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line
Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. does not:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------
NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund. Specifically,

o NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:

o The results to be obtained by the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;

o    The accuracy or completeness of the Index and its data;

o The merchantability and the fitness for a particular purpose or use of the Index and its data;

o NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;

o Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other third parties.

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Services

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of ________, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. ________ is located at ________


Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

For Perspective II(R), the aggregate amount of underwriting commissions paid to broker/dealers was $245,115,634 in 2005, $301,515,282 in 2006, and $372,712,685
in 2007.

For Perspective Fifth Third, the aggregate amount of underwriting commissions paid to broker/dealers was $4,216,349 in 2005, $3,551,025 in 2006, and
$1,086,313 in 2007.

JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

            (  a-b    )6
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:

     a = net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
     b = expenses for the Investment Division accrued for the period (net of reimbursements).
     c = the average daily number of accumulation units outstanding during the period.
     d = the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury  Department  has issued  Regulations  establishing  diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Perspective II Contract offers __ Investment Divisions, the Fifth Third Perspective Contract offers __ Investment Divisions and both Contracts offer at least one Fixed Account option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the Conway decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Perspective II Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The  Contracts  offered by the  Prospectus  are  designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in
Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     (a) Tax-Sheltered Annuities

     Section  403(b)  of  the  Code  permits  the  purchase  of   "tax-sheltered
     annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non- discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (b) Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (c) Roth IRA Annuities

     Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $4,000 for calendar year 2007 and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

     Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

     Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

     Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

     (d) Pension and Profit-Sharing Plans

     The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (e) Eligible Deferred Compensation Plans -- Section 457

     Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $15,000 elective deferral limitation in 2006. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

     In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

     All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

          * attains age 70 1/2,

          * severs employment,

          * dies, or

          * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b)  is the net  asset  value  of the  Fund  share  held in the  Investment
          Division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective March 31, 2008, the names of these Investment Divisions changes (whether or not in connection with a sub-adviser change):

JNL/Lazard Mid Cap Value Fund to JNL/Lazard Mid Cap Equity Fund; and JNL/Lazard Small Cap Value Fund to JNL/Lazard Small Cap Equity Fund.

Also effective March 31, 2008, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:

JNL/PAM Asia ex-Japan Fund;
JNL/PAM China-India Fund;
JNL/PPM America Mid Cap Value Fund; and
JNL/PPM America Small Cap Value Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.


Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.10%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(732)

  Accumulation unit value:
    Beginning of period                    $18.42          $15.19          $13.88         $13.64           N/A
    End of period                          $20.00          $18.42          $15.19         $13.88           N/A
  Accumulation units outstanding
  at the end of period                     23,486          25,532          2,822           2,932           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(977)

  Accumulation unit value:
    Beginning of period                    $12.78          $11.98          $12.11           N/A            N/A
    End of period                          $14.63          $12.78          $11.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                    210,840          96,058           114             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1046)

  Accumulation unit value:
    Beginning of period                    $15.67          $13.01           N/A             N/A            N/A
    End of period                          $13.17          $15.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,310          18,378           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(977)

  Accumulation unit value:
    Beginning of period                    $14.62          $12.91          $13.03           N/A            N/A
    End of period                          $16.11          $14.62          $12.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     75,161          37,698            87             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(718)

  Accumulation unit value:
    Beginning of period                    $20.69          $19.93          $17.94         $17.42           N/A
    End of period                          $22.50          $20.69          $19.93         $17.94           N/A
  Accumulation units outstanding
  at the end of period                       -             11,626          21,913         17,320           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(718)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1022)

  Accumulation unit value:
    Beginning of period                    $12.34          $11.64           N/A             N/A            N/A
    End of period                          $13.17          $12.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,946          21,653           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1022)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1119)

  Accumulation unit value:
    Beginning of period                    $26.99          $24.03           N/A             N/A            N/A
    End of period                          $32.20          $26.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,694          2,497            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1078)

  Accumulation unit value:
    Beginning of period                    $28.79          $27.20           N/A             N/A            N/A
    End of period                          $31.25          $28.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,189          3,598            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $13.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     85,500           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(977)

  Accumulation unit value:
    Beginning of period                    $20.02          $18.02          $18.23           N/A            N/A
    End of period                          $19.92          $20.02          $18.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,121            612             149             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(718)

  Accumulation unit value:
    Beginning of period                    $24.17          $20.35          $20.07         $19.23           N/A
    End of period                          $26.79          $24.17          $20.35         $20.07           N/A
  Accumulation units outstanding
  at the end of period                     46,715          11,055          4,252           3,487           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(718)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.98            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    532,535           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.75            N/A             N/A             N/A            N/A
    End of period                          $9.96            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,099            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.88           N/A             N/A             N/A            N/A
    End of period                          $10.98           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,852           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1119)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.47           N/A             N/A            N/A
    End of period                          $11.83          $12.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,666          9,968            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(732)

  Accumulation unit value:
    Beginning of period                    $20.15          $19.46          $19.17         $19.15           N/A
    End of period                          $21.33          $20.15          $19.46         $19.17           N/A
  Accumulation units outstanding
  at the end of period                    171,684          48,575          6,533           6,790           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1062)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.04           N/A             N/A            N/A
    End of period                          $13.16          $12.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,016          13,787           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1219)

  Accumulation unit value:
    Beginning of period                    $10.24          $10.25           N/A             N/A            N/A
    End of period                          $10.61          $10.24           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,023          4,684            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1219)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(732)

  Accumulation unit value:
    Beginning of period                    $16.35          $12.53          $10.68         $10.52           N/A
    End of period                          $18.11          $16.35          $12.53         $10.68           N/A
  Accumulation units outstanding
  at the end of period                    174,410         109,477          12,220          1,900           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1022)

  Accumulation unit value:
    Beginning of period                    $25.17          $24.33           N/A             N/A            N/A
    End of period                          $26.87          $25.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,801            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1022)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(732)

  Accumulation unit value:
    Beginning of period                    $16.58          $16.24          $16.04         $16.03           N/A
    End of period                          $17.45          $16.58          $16.24         $16.04           N/A
  Accumulation units outstanding
  at the end of period                     48,091          79,302          7,203           7,486           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.91          $9.17            N/A             N/A            N/A
    End of period                          $14.22          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    168,308          57,332           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(977)

  Accumulation unit value:
    Beginning of period                    $21.46          $18.94          $18.96           N/A            N/A
    End of period                          $20.67          $21.46          $18.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,592          21,747           553             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(977)

  Accumulation unit value:
    Beginning of period                    $17.86          $15.46          $15.53           N/A            N/A
    End of period                          $16.46          $17.86          $15.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,909          38,715            74             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(635)

  Accumulation unit value:
    Beginning of period                    $13.01          $11.72          $12.21         $10.42           N/A
    End of period                          $12.51          $13.01          $11.72         $12.21           N/A
  Accumulation units outstanding
  at the end of period                    157,361         168,669         106,405         61,962           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(1005)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.27           N/A             N/A            N/A
    End of period                          $12.19          $11.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     95,244          38,143           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(1005)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(732)

  Accumulation unit value:
    Beginning of period                    $6.24           $4.63           $4.64           $4.65           N/A
    End of period                          $6.44           $6.24           $4.63           $4.64           N/A
  Accumulation units outstanding
  at the end of period                     5,195           3,878           4,137           4,300           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(977)

  Accumulation unit value:
    Beginning of period                    $12.02          $10.71          $10.81           N/A            N/A
    End of period                          $10.95          $12.02          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                      341             520             733             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(635)

  Accumulation unit value:
    Beginning of period                    $11.71          $9.13           $9.79           $8.81           N/A
    End of period                          $11.69          $11.71          $9.13           $9.79           N/A
  Accumulation units outstanding
  at the end of period                    201,325         290,521         127,623         76,326           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.00           N/A             N/A            N/A
    End of period                          $10.56          $11.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    498,887         295,121           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(977)

  Accumulation unit value:
    Beginning of period                    $10.09          $8.73           $8.82            N/A            N/A
    End of period                          $10.35          $10.09          $8.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,073          12,126           313             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1124)

  Accumulation unit value:
    Beginning of period                    $15.23          $13.57           N/A             N/A            N/A
    End of period                          $12.44          $15.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,812          11,411           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1124)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                    $18.14          $13.09          $12.01          $9.73           N/A
    End of period                          $19.94          $18.14          $13.09         $12.01           N/A
  Accumulation units outstanding
  at the end of period                    247,792         195,185         117,079         63,812           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(732)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.69          $10.98         $10.91           N/A
    End of period                          $13.07          $12.29          $11.69         $10.98           N/A
  Accumulation units outstanding
  at the end of period                     73,156          23,609          4,409           4,582           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(728)

  Accumulation unit value:
    Beginning of period                    $19.10          $15.38          $13.72         $13.20           N/A
    End of period                          $20.85          $19.10          $15.38         $13.72           N/A
  Accumulation units outstanding
  at the end of period                    295,994         136,887          28,392          8,881           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(718)

  Accumulation unit value:
    Beginning of period                    $14.04          $11.95          $10.92         $10.65           N/A
    End of period                          $14.09          $14.04          $11.95         $10.92           N/A
  Accumulation units outstanding
  at the end of period                   3,118,015       1,805,310        325,146         57,036           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(718)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $12.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    118,889           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(732)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.61          $10.84         $10.93           N/A
    End of period                          $12.95          $11.00          $10.61         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     43,251          18,311          17,906          2,744           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1324)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $11.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,370           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(732)

  Accumulation unit value:
    Beginning of period                    $28.66          $23.99          $17.73         $17.85           N/A
    End of period                          $38.35          $28.66          $23.99         $17.73           N/A
  Accumulation units outstanding
  at the end of period                     38,913          11,637          2,156           2,241           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(635)

  Accumulation unit value:
    Beginning of period                    $14.27          $13.79          $10.16          $8.18           N/A
    End of period                          $14.83          $14.27          $13.79         $10.16           N/A
  Accumulation units outstanding
  at the end of period                    180,338         176,498         119,061         54,933           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.23          $10.00           N/A             N/A            N/A
    End of period                          $10.88          $10.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -            414,300           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(728)

  Accumulation unit value:
    Beginning of period                    $15.59          $14.37          $12.98         $12.76           N/A
    End of period                          $16.57          $15.59          $14.37         $12.98           N/A
  Accumulation units outstanding
  at the end of period                    143,759          88,703          19,906          5,419           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(728)

  Accumulation unit value:
    Beginning of period                    $12.46          $10.95          $10.61         $10.45           N/A
    End of period                          $12.93          $12.46          $10.95         $10.61           N/A
  Accumulation units outstanding
  at the end of period                    200,503         149,389          69,994         11,308           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1324)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $8.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     74,878           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(693)

  Accumulation unit value:
    Beginning of period                    $21.91          $20.23          $18.78         $16.63           N/A
    End of period                          $19.40          $21.91          $20.23         $18.78           N/A
  Accumulation units outstanding
  at the end of period                     95,786          78,201          65,376         30,638           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(635)

  Accumulation unit value:
    Beginning of period                    $15.93          $13.71          $13.30         $10.65           N/A
    End of period                          $15.43          $15.93          $13.71         $13.30           N/A
  Accumulation units outstanding
  at the end of period                    122,735          82,824          14,707          5,807           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(732)

  Accumulation unit value:
    Beginning of period                    $6.40           $5.91           $5.84           $5.82           N/A
    End of period                          $7.25           $6.40           $5.91           $5.84           N/A
  Accumulation units outstanding
  at the end of period                     38,464          19,331          4,961           5,156           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(710)

  Accumulation unit value:
    Beginning of period                    $15.32          $15.70          $11.44         $10.69           N/A
    End of period                          $18.10          $15.32          $15.70         $11.44           N/A
  Accumulation units outstanding
  at the end of period                    571,593         324,690          29,100         13,006           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                    $13.36          $12.04          $11.09         $11.07           N/A
    End of period                          $14.63          $13.36          $12.04         $11.09           N/A
  Accumulation units outstanding
  at the end of period                    162,706          96,113          18,257          4,517           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(718)

  Accumulation unit value:
    Beginning of period                    $14.92          $12.90          $11.46         $11.24           N/A
    End of period                          $15.69          $14.92          $12.90         $11.46           N/A
  Accumulation units outstanding
  at the end of period                     25,637          21,633           380           12,929           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(718)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.97           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,224            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(728)

  Accumulation unit value:
    Beginning of period                    $14.77          $14.43          $14.26         $14.25           N/A
    End of period                          $15.81          $14.77          $14.43         $14.26           N/A
  Accumulation units outstanding
  at the end of period                    116,066          85,045          10,669          5,597           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(732)

  Accumulation unit value:
    Beginning of period                    $14.67          $13.42          $13.35         $13.33           N/A
    End of period                          $14.35          $14.67          $13.42         $13.35           N/A
  Accumulation units outstanding
  at the end of period                    144,852          65,949          7,064           6,749           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(809)

  Accumulation unit value:
    Beginning of period                    $23.67          $21.18          $19.41           N/A            N/A
    End of period                          $22.10          $23.67          $21.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     83,163          53,667            -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(809)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(1078)

  Accumulation unit value:
    Beginning of period                    $8.91           $8.60            N/A             N/A            N/A
    End of period                          $8.74           $8.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             11,703           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(977)

  Accumulation unit value:
    Beginning of period                    $15.87          $13.88          $13.96           N/A            N/A
    End of period                          $17.13          $15.87          $13.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,489          55,663           631             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(732)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.59          $10.32         $10.32           N/A
    End of period                          $11.88          $11.30          $10.59         $10.32           N/A
  Accumulation units outstanding
  at the end of period                     59,562          90,299          6,530           6,786           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(1101)

  Accumulation unit value:
    Beginning of period                    $15.81          $13.99           N/A             N/A            N/A
    End of period                          $16.99          $15.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,925          41,792           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(728)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.92          $10.51         $10.40           N/A
    End of period                          $12.70          $11.92          $10.92         $10.51           N/A
  Accumulation units outstanding
  at the end of period                    102,896          86,268          33,380          5,662           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(727)

  Accumulation unit value:
    Beginning of period                    $15.02          $13.54          $12.86         $12.72           N/A
    End of period                          $16.14          $15.02          $13.54         $12.86           N/A
  Accumulation units outstanding
  at the end of period                    256,654         183,984          37,187         39,292           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(727)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(977)

  Accumulation unit value:
    Beginning of period                    $27.75          $24.69          $24.78           N/A            N/A
    End of period                          $29.50          $27.75          $24.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,950          33,458           446             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(859)

  Accumulation unit value:
    Beginning of period                    $13.23          $12.79          $12.66           N/A            N/A
    End of period                          $13.70          $13.23          $12.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                    695,727          86,825         156,112           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(977)

  Accumulation unit value:
    Beginning of period                    $21.18          $17.71          $17.85           N/A            N/A
    End of period                          $22.59          $21.18          $17.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     85,237          24,608           115             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(977)

  Accumulation unit value:
    Beginning of period                    $31.32          $27.85          $28.04           N/A            N/A
    End of period                          $34.11          $31.32          $27.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,144          12,129           100             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(718)

  Accumulation unit value:
    Beginning of period                    $41.07          $38.89          $34.46         $33.71           N/A
    End of period                          $47.62          $41.07          $38.89         $34.46           N/A
  Accumulation units outstanding
  at the end of period                     47,333          14,002           238            1,326           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(718)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(977)

  Accumulation unit value:
    Beginning of period                    $16.71          $14.07          $14.13           N/A            N/A
    End of period                          $16.66          $16.71          $14.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,524          30,208           102             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Base Contract - 1.15%
(Contracts issued before May 3, 2004)

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $18.31          $15.11          $13.81         $12.01          $9.45
    End of period                          $19.87          $18.31          $15.11         $13.81          $12.01
  Accumulation units outstanding
  at the end of period                    314,902         240,861         221,983         215,184        278,306

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $12.12
    End of period                          $9.45
  Accumulation units outstanding
  at the end of period                     98,850

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(46)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.95          $11.27         $10.37          $8.07
    End of period                          $14.58          $12.74          $11.95         $11.27          $10.37
  Accumulation units outstanding
  at the end of period                    728,751         518,170         635,884         639,800        406,187

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(46)

  Accumulation unit value:
    Beginning of period                    $10.72
    End of period                          $8.07
  Accumulation units outstanding
  at the end of period                    110,104


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(54)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.49          $7.82
    End of period                           N/A             N/A             N/A            $9.29          $9.49
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           112,997

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(54)

  Accumulation unit value:
    Beginning of period                    $10.44
    End of period                          $7.82
  Accumulation units outstanding
  at the end of period                     60,212

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $15.65          $11.61          $10.23           N/A            N/A
    End of period                          $13.15          $15.65          $11.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                    187,257         294,083          74,124           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(46)

  Accumulation unit value:
    Beginning of period                    $14.59          $12.89          $12.02         $11.38          $8.32
    End of period                          $16.06          $14.59          $12.89         $12.02          $11.38
  Accumulation units outstanding
  at the end of period                    354,527         308,334         375,625         396,158        392,208

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(46)

  Accumulation unit value:
    Beginning of period                    $11.20
    End of period                          $8.32
  Accumulation units outstanding
  at the end of period                    115,709

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $20.57          $19.83          $17.86         $17.20          $12.86
    End of period                          $22.37          $20.57          $19.83         $17.86          $17.20
  Accumulation units outstanding
  at the end of period                       -            243,609         274,418         241,196        340,438

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $18.09
    End of period                          $12.86
  Accumulation units outstanding
  at the end of period                     70,730


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(52)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.10          $9.61          $7.82
    End of period                           N/A             N/A            $9.19          $10.10          $9.61
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            214,485        389,478

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $10.64
    End of period                          $7.82
  Accumulation units outstanding
  at the end of period                    167,394

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(50)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.23          $10.31          $9.54          $8.48
    End of period                          $13.12          $12.29          $11.23         $10.31          $9.54
  Accumulation units outstanding
  at the end of period                    774,700         782,348         803,052         837,195        732,514

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(50)

  Accumulation unit value:
    Beginning of period                    $8.99
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                    231,323


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(570)

  Accumulation unit value:
    Beginning of period                    $26.84          $23.96          $23.78         $21.54           N/A
    End of period                          $32.00          $26.84          $23.96         $23.78           N/A
  Accumulation units outstanding
  at the end of period                     41,526          25,554          2,858            342            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(570)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $28.63          $27.68          $26.75         $24.23          $18.10
    End of period                          $31.05          $28.63          $27.68         $26.75          $24.23
  Accumulation units outstanding
  at the end of period                    131,668         122,647         145,795         235,022        138,525

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $24.60
    End of period                          $18.10
  Accumulation units outstanding
  at the end of period                     36,898

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $13.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    485,249           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $10.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,102           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(51)

  Accumulation unit value:
    Beginning of period                    $19.92          $17.93          $17.55         $16.70          $13.56
    End of period                          $19.80          $19.92          $17.93         $17.55          $16.70
  Accumulation units outstanding
  at the end of period                    263,187         289,854         321,376         345,613        306,401

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(51)

  Accumulation unit value:
    Beginning of period                    $16.51
    End of period                          $13.56
  Accumulation units outstanding
  at the end of period                    143,943


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(52)

  Accumulation unit value:
    Beginning of period                    $24.04          $20.25          $19.98         $17.02          $12.30
    End of period                          $26.64          $24.04          $20.25         $19.98          $17.02
  Accumulation units outstanding
  at the end of period                    207,693         181,068         178,818         216,498        176,558

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(52)

  Accumulation unit value:
    Beginning of period                    $15.89
    End of period                          $12.30
  Accumulation units outstanding
  at the end of period                    110,384

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $9.98            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    790,348           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,393           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.90          $9.97            N/A             N/A            N/A
    End of period                          $10.97          $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    294,925          88,316           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    106,050           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                    $12.74          $10.95          $10.17           N/A            N/A
    End of period                          $11.82          $12.74          $10.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                     87,958          79,160          22,083           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(51)

  Accumulation unit value:
    Beginning of period                    $20.04          $19.36          $19.08         $18.06          $16.09
    End of period                          $21.19          $20.04          $19.36         $19.08          $18.06
  Accumulation units outstanding
  at the end of period                    681,864         636,909         715,827         605,354        428,906

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(51)

  Accumulation unit value:
    Beginning of period                    $15.17
    End of period                          $16.09
  Accumulation units outstanding
  at the end of period                     82,513

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                    $12.93          $11.30          $10.26           N/A            N/A
    End of period                          $13.14          $12.93          $11.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                    234,156         178,406         144,640           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.23          $10.00           N/A             N/A            N/A
    End of period                          $10.60          $10.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    328,590         203,002           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(218)

  Accumulation unit value:
    Beginning of period                    $16.28          $12.48          $10.65          $8.79          $6.38
    End of period                          $18.02          $16.28          $12.48         $10.65          $8.79
  Accumulation units outstanding
  at the end of period                    679,206         744,308         563,329         605,767        273,510

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(218)

  Accumulation unit value:
    Beginning of period                    $6.32
    End of period                          $6.38
  Accumulation units outstanding
  at the end of period                     1,450


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(66)

  Accumulation unit value:
    Beginning of period                    $25.02          $22.59          $21.52         $18.45          $13.76
    End of period                          $26.70          $25.02          $22.59         $21.52          $18.45
  Accumulation units outstanding
  at the end of period                    138,128          73,500          89,106         96,995          75,983

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(66)

  Accumulation unit value:
    Beginning of period                    $17.82
    End of period                          $13.76
  Accumulation units outstanding
  at the end of period                     26,363

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(48)

  Accumulation unit value:
    Beginning of period                    $16.49          $16.15          $15.96         $15.55          $15.55
    End of period                          $17.34          $16.49          $16.15         $15.96          $15.55
  Accumulation units outstanding
  at the end of period                    594,673         604,932         628,297         658,715        648,450

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(48)

  Accumulation unit value:
    Beginning of period                    $14.31
    End of period                          $15.55
  Accumulation units outstanding
  at the end of period                    461,407


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.91          $9.99            N/A             N/A            N/A
    End of period                          $14.21          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    369,894         119,709           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(46)

  Accumulation unit value:
    Beginning of period                    $21.37          $18.87          $17.54         $14.23          $11.17
    End of period                          $20.57          $21.37          $18.87         $17.54          $14.23
  Accumulation units outstanding
  at the end of period                    501,715         534,390         613,964         717,624        514,220

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(46)

  Accumulation unit value:
    Beginning of period                    $13.26
    End of period                          $11.17
  Accumulation units outstanding
  at the end of period                    198,629


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(46)

  Accumulation unit value:
    Beginning of period                    $17.78          $15.40          $14.89         $13.05          $9.51
    End of period                          $16.38          $17.78          $15.40         $14.89          $13.05
  Accumulation units outstanding
  at the end of period                    507,017         594,856         703,010         859,863        715,762

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(46)

  Accumulation unit value:
    Beginning of period                    $11.63
    End of period                          $9.51
  Accumulation units outstanding
  at the end of period                    216,551

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1341)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,325           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1341)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.68          $12.18         $10.10          $7.69
    End of period                          $12.45          $12.96          $11.68         $12.18          $10.10
  Accumulation units outstanding
  at the end of period                   3,645,993       4,127,693       4,522,803       4,955,185      3,301,679

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $9.73
    End of period                          $7.69
  Accumulation units outstanding
  at the end of period                    736,121

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(46)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.27          $11.20         $10.93          $10.74
    End of period                          $12.15          $11.55          $11.27         $11.20          $10.93
  Accumulation units outstanding
  at the end of period                    951,142         968,167        1,116,470       1,066,599       654,384

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(46)

  Accumulation unit value:
    Beginning of period                    $9.95
    End of period                          $10.74
  Accumulation units outstanding
  at the end of period                    221,612


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(489)

  Accumulation unit value:
    Beginning of period                    $6.22           $4.62           $4.63           $4.15           N/A
    End of period                          $6.41           $6.22           $4.62           $4.63           N/A
  Accumulation units outstanding
  at the end of period                    448,762         272,501          43,043         134,601          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(489)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.68          $11.07         $10.17          $9.98
    End of period                          $10.91          $11.98          $10.68         $11.07          $10.17
  Accumulation units outstanding
  at the end of period                     32,334          37,876          41,482         28,782          2,002

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(51)

  Accumulation unit value:
    Beginning of period                    $11.66          $9.10           $9.76           $9.60          $7.72
    End of period                          $11.65          $11.66          $9.10           $9.76          $9.60
  Accumulation units outstanding
  at the end of period                   4,367,082       5,459,116       5,682,203       6,212,817      4,095,308

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(51)

  Accumulation unit value:
    Beginning of period                    $8.46
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                    952,638

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                    $11.86          $9.96            N/A             N/A            N/A
    End of period                          $10.55          $11.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    631,021         690,752           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(50)

  Accumulation unit value:
    Beginning of period                    $10.05          $8.70           $8.44           $7.67          $6.01
    End of period                          $10.31          $10.05          $8.70           $8.44          $7.67
  Accumulation units outstanding
  at the end of period                    627,750         630,925         709,122         860,371        636,026

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(50)

  Accumulation unit value:
    Beginning of period                    $7.54
    End of period                          $6.01
  Accumulation units outstanding
  at the end of period                     93,034

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(483)

  Accumulation unit value:
    Beginning of period                    $15.17          $12.93          $12.33         $10.99          $10.84
    End of period                          $12.39          $15.17          $12.93         $12.33          $10.99
  Accumulation units outstanding
  at the end of period                     72,389         169,095          53,676         27,211           334

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $18.08          $13.05          $11.98          $9.46          $7.19
    End of period                          $19.85          $18.08          $13.05         $11.98          $9.46
  Accumulation units outstanding
  at the end of period                   3,629,599       4,196,287       4,508,326       4,943,392      3,150,048

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $8.97
    End of period                          $7.19
  Accumulation units outstanding
  at the end of period                    690,608

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.66          $10.96         $10.71          $10.40
    End of period                          $13.02          $12.24          $11.66         $10.96          $10.71
  Accumulation units outstanding
  at the end of period                    186,726         153,529         350,173         106,846         5,952

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1372)

  Accumulation unit value:
    Beginning of period                    $9.79            N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,057           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(46)

  Accumulation unit value:
    Beginning of period                    $19.05          $15.35          $13.70         $11.60          $8.54
    End of period                          $20.79          $19.05          $15.35         $13.70          $11.60
  Accumulation units outstanding
  at the end of period                   1,172,471       1,341,610       1,363,338       1,252,870       759,598

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(46)

  Accumulation unit value:
    Beginning of period                    $9.76
    End of period                          $8.54
  Accumulation units outstanding
  at the end of period                    175,966


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                    $14.03          $11.94          $10.92          $9.91           N/A
    End of period                          $14.06          $14.03          $11.94         $10.92           N/A
  Accumulation units outstanding
  at the end of period                   4,432,218       4,318,460       2,957,499        335,408          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.04           N/A             N/A            N/A
    End of period                          $12.07          $10.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    215,530          54,853           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.61          $10.84         $10.00           N/A
    End of period                          $12.93          $10.98          $10.61         $10.84           N/A
  Accumulation units outstanding
  at the end of period                    165,081         165,880         233,389         131,063          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1317)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $11.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    103,317           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(489)

  Accumulation unit value:
    Beginning of period                    $28.56          $23.92          $17.69         $13.58           N/A
    End of period                          $38.20          $28.56          $23.92         $17.69           N/A
  Accumulation units outstanding
  at the end of period                    276,813         290,194         248,797         136,401          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(489)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $14.22          $13.75          $10.13          $8.71          $7.41
    End of period                          $14.77          $14.22          $13.75         $10.13          $8.71
  Accumulation units outstanding
  at the end of period                   3,792,568       4,326,773       4,997,028       5,400,564      3,584,283

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $9.80
    End of period                          $7.41
  Accumulation units outstanding
  at the end of period                    740,159


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.22          $9.79            N/A             N/A            N/A
    End of period                          $10.87          $10.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,371          9,552            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(46)

  Accumulation unit value:
    Beginning of period                    $15.56          $14.34          $12.96         $11.32          $8.51
    End of period                          $16.52          $15.56          $14.34         $12.96          $11.32
  Accumulation units outstanding
  at the end of period                   1,314,917       1,396,063       1,513,798       1,661,893      1,109,719

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(46)

  Accumulation unit value:
    Beginning of period                    $10.05
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                    251,940


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(46)

  Accumulation unit value:
    Beginning of period                    $12.43          $10.93          $10.59          $9.73          $7.70
    End of period                          $12.89          $12.43          $10.93         $10.59          $9.73
  Accumulation units outstanding
  at the end of period                   2,723,916       3,056,797       3,296,341       3,421,583      2,234,239

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(46)

  Accumulation unit value:
    Beginning of period                    $9.83
    End of period                          $7.70
  Accumulation units outstanding
  at the end of period                    508,853

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $8.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     90,630           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $21.83          $20.17          $18.73         $16.83          $11.50
    End of period                          $19.32          $21.83          $20.17         $18.73          $16.83
  Accumulation units outstanding
  at the end of period                   2,021,384       2,327,855       2,550,098       2,784,134      1,955,316

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $15.23
    End of period                          $11.50
  Accumulation units outstanding
  at the end of period                    481,052

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(46)

  Accumulation unit value:
    Beginning of period                    $15.89          $13.68          $13.28         $11.44          $7.93
    End of period                          $15.38          $15.89          $13.68         $13.28          $11.44
  Accumulation units outstanding
  at the end of period                   1,023,844       1,181,930       1,281,527       1,357,403       915,450

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(46)

  Accumulation unit value:
    Beginning of period                    $9.93
    End of period                          $7.93
  Accumulation units outstanding
  at the end of period                    203,149


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(484)

  Accumulation unit value:
    Beginning of period                    $6.37           $5.89           $5.82           $5.82          $5.84
    End of period                          $7.22           $6.37           $5.89           $5.82          $5.82
  Accumulation units outstanding
  at the end of period                    373,790         527,980         418,279         106,864          342

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(484)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                    $15.30          $15.70          $11.44         $10.00           N/A
    End of period                          $18.07          $15.30          $15.70         $11.44           N/A
  Accumulation units outstanding
  at the end of period                   1,567,542       1,612,515       1,479,098        328,544          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $13.34          $12.03          $11.09          $9.78           N/A
    End of period                          $14.61          $13.34          $12.03         $11.09           N/A
  Accumulation units outstanding
  at the end of period                    496,956         791,328         682,257         105,171          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $14.88          $12.86          $11.44          $9.81          $7.06
    End of period                          $15.63          $14.88          $12.86         $11.44          $9.81
  Accumulation units outstanding
  at the end of period                    673,869         795,943         742,193         964,000        710,705

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $8.90
    End of period                          $7.06
  Accumulation units outstanding
  at the end of period                    321,692


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $9.27           $8.94           $8.28           $8.04          $6.90
    End of period                          $10.02          $9.27           $8.94           $8.28          $8.04
  Accumulation units outstanding
  at the end of period                       -            237,797         275,576         303,417        235,205

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $9.01
    End of period                          $6.90
  Accumulation units outstanding
  at the end of period                    111,024

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $10.97           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    422,402           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(46)

  Accumulation unit value:
    Beginning of period                    $14.70          $14.37          $14.21         $13.76          $13.28
    End of period                          $15.73          $14.70          $14.37         $14.21          $13.76
  Accumulation units outstanding
  at the end of period                   2,188,025       2,050,669       2,139,981       2,364,897      2,242,766

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(46)

  Accumulation unit value:
    Beginning of period                    $12.53
    End of period                          $13.28
  Accumulation units outstanding
  at the end of period                    813,642

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(46)

  Accumulation unit value:
    Beginning of period                    $25.00          $22.23          $20.68         $18.51          $14.71
    End of period                          $22.92          $25.00          $22.23         $20.68          $18.51
  Accumulation units outstanding
  at the end of period                     41,370          50,156          57,914         79,254          59,632

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(46)

  Accumulation unit value:
    Beginning of period                    $18.84
    End of period                          $14.71
  Accumulation units outstanding
  at the end of period                     22,207


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(50)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.84          $13.50
    End of period                           N/A             N/A             N/A           $16.41          $15.84
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -          1,032,188

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(50)

  Accumulation unit value:
    Beginning of period                    $13.27
    End of period                          $13.50
  Accumulation units outstanding
  at the end of period                    291,239

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.38          $13.31         $12.93           N/A
    End of period                          $14.29          $14.62          $13.38         $13.31           N/A
  Accumulation units outstanding
  at the end of period                    791,987        1,299,411       1,160,009       1,550,840         N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(46)

  Accumulation unit value:
    Beginning of period                    $23.54          $21.07          $20.31         $18.72          $15.20
    End of period                          $21.96          $23.54          $21.07         $20.31          $18.72
  Accumulation units outstanding
  at the end of period                    192,999         209,045         233,011         246,525        238,497

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(46)

  Accumulation unit value:
    Beginning of period                    $18.74
    End of period                          $15.20
  Accumulation units outstanding
  at the end of period                     69,138

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(46)

  Accumulation unit value:
    Beginning of period                    $8.88           $8.50           $7.67           $6.54          $4.95
    End of period                          $8.71           $8.88           $8.50           $7.67          $6.54
  Accumulation units outstanding
  at the end of period                       -            271,759         310,098         321,926        287,810

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(46)

  Accumulation unit value:
    Beginning of period                    $6.83
    End of period                          $4.95
  Accumulation units outstanding
  at the end of period                     96,014


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,436           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,881           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(43)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.34          $8.57
    End of period                           N/A             N/A             N/A           $10.56          $10.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           683,602

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(43)

  Accumulation unit value:
    Beginning of period                    $9.76
    End of period                          $8.57
  Accumulation units outstanding
  at the end of period                    324,746

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(67)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.04          $7.75
    End of period                           N/A             N/A             N/A           $10.26          $10.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           146,084

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(67)

  Accumulation unit value:
    Beginning of period                    $10.05
    End of period                          $7.75
  Accumulation units outstanding
  at the end of period                     57,017


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(65)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.20          $8.16
    End of period                           N/A             N/A             N/A           $10.44          $10.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           208,419

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(65)

  Accumulation unit value:
    Beginning of period                    $9.90
    End of period                          $8.16
  Accumulation units outstanding
  at the end of period                    129,059

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $10.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      625             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,117            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $10.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,283           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(52)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.67          $8.31
    End of period                           N/A             N/A             N/A           $10.93          $10.67
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           477,322

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(52)

  Accumulation unit value:
    Beginning of period                    $10.48
    End of period                          $8.31
  Accumulation units outstanding
  at the end of period                    173,536


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(49)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.43          $8.15
    End of period                           N/A             N/A             N/A           $10.65          $10.43
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           948,950

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(49)

  Accumulation unit value:
    Beginning of period                    $10.02
    End of period                          $8.15
  Accumulation units outstanding
  at the end of period                    418,949

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(41)

  Accumulation unit value:
    Beginning of period                    $15.80          $13.83          $12.89         $11.58          $9.24
    End of period                          $17.05          $15.80          $13.83         $12.89          $11.58
  Accumulation units outstanding
  at the end of period                   3,251,971       3,536,883       3,883,573       4,465,744      1,621,097

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(41)

  Accumulation unit value:
    Beginning of period                    $11.31
    End of period                          $9.24
  Accumulation units outstanding
  at the end of period                    703,200

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.58          $10.32          $9.98           N/A
    End of period                          $11.86          $11.28          $10.58         $10.32           N/A
  Accumulation units outstanding
  at the end of period                    467,710         228,461         164,468         57,845           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $15.74          $13.95          $13.13         $11.92          $9.91
    End of period                          $16.91          $15.74          $13.95         $13.13          $11.92
  Accumulation units outstanding
  at the end of period                   5,537,303       6,126,618       6,527,981       6,967,087      4,954,238

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $10.98
    End of period                          $9.91
  Accumulation units outstanding
  at the end of period                   2,128,050

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(677)

  Accumulation unit value:
    Beginning of period                    $11.91          $10.91          $10.51         $10.02           N/A
    End of period                          $12.68          $11.91          $10.91         $10.51           N/A
  Accumulation units outstanding
  at the end of period                    495,535         292,307         101,267         23,172           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(43)

  Accumulation unit value:
    Beginning of period                    $14.96          $13.49          $12.82         $11.83          $10.17
    End of period                          $16.06          $14.96          $13.49         $12.82          $11.83
  Accumulation units outstanding
  at the end of period                   3,177,904       3,360,791       3,624,980       3,890,113      2,949,637

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(43)

  Accumulation unit value:
    Beginning of period                    $11.00
    End of period                          $10.17
  Accumulation units outstanding
  at the end of period                   1,273,119

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $10.88           N/A             N/A             N/A            N/A
    End of period                          $11.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,306           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1051)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.23           N/A             N/A            N/A
    End of period                          $11.91          $11.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,714           1,921            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1051)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $12.04           N/A             N/A             N/A            N/A
    End of period                          $12.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      848             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.71           N/A             N/A             N/A            N/A
    End of period                          $11.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,351            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(47)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.17          $8.66
    End of period                           N/A             N/A             N/A           $11.46          $11.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           316,762

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(47)

  Accumulation unit value:
    Beginning of period                    $10.78
    End of period                          $8.66
  Accumulation units outstanding
  at the end of period                    165,737

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $27.59          $24.56          $23.59         $21.52          $17.91
    End of period                          $29.32          $27.59          $24.56         $23.59          $21.52
  Accumulation units outstanding
  at the end of period                    820,858         835,865         933,930         947,051        677,305

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $18.63
    End of period                          $17.91
  Accumulation units outstanding
  at the end of period                    206,144


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $13.14          $12.72          $12.52         $12.57          $12.66
    End of period                          $13.60          $13.14          $12.72         $12.52          $12.57
  Accumulation units outstanding
  at the end of period                   1,099,859        610,191         344,295         555,348        658,159

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $12.67
    End of period                          $12.66
  Accumulation units outstanding
  at the end of period                    540,701

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(226)

  Accumulation unit value:
    Beginning of period                    $21.14          $17.68          $16.54         $14.58          $10.94
    End of period                          $22.54          $21.14          $17.68         $16.54          $14.58
  Accumulation units outstanding
  at the end of period                    381,139         369,706         333,038         342,287        205,411

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(226)

  Accumulation unit value:
    Beginning of period                    $10.92
    End of period                          $10.94
  Accumulation units outstanding
  at the end of period                     1,938


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $31.14          $27.70          $26.42         $24.32          $18.84
    End of period                          $33.90          $31.14          $27.70         $26.42          $24.32
  Accumulation units outstanding
  at the end of period                    792,358         622,044         654,619         589,795        412,851

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $23.82
    End of period                          $18.84
  Accumulation units outstanding
  at the end of period                    118,105

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $40.84          $38.68          $34.29         $29.39          $21.45
    End of period                          $47.32          $40.84          $38.68         $34.29          $29.39
  Accumulation units outstanding
  at the end of period                    531,796         529,628         567,131         612,189        451,003

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $26.73
    End of period                          $21.45
  Accumulation units outstanding
  at the end of period                    118,982


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(46)

  Accumulation unit value:
    Beginning of period                    $16.65          $14.04          $13.38         $11.74          $9.15
    End of period                          $16.60          $16.65          $14.04         $13.38          $11.74
  Accumulation units outstanding
  at the end of period                   1,346,618       1,294,597       1,358,815       1,591,333      1,182,696

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(46)

  Accumulation unit value:
    Beginning of period                    $10.98
    End of period                          $9.15
  Accumulation units outstanding
  at the end of period                    440,080

Accumulation Unit Values
Base Contract - 1.25%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.10          $14.95          $13.68         $12.20           N/A
    End of period                          $19.62          $18.10          $14.95         $13.68           N/A
  Accumulation units outstanding
  at the end of period                   1,084,768        536,024         168,722         54,421           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.90          $11.24         $10.37           N/A
    End of period                          $14.49          $12.68          $11.90         $11.24           N/A
  Accumulation units outstanding
  at the end of period                   1,181,691        605,601         321,535         133,755          N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                    $15.63          $11.60          $10.27           N/A            N/A
    End of period                          $13.12          $15.63          $11.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,029,037       1,394,783        165,067           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                    $14.51          $12.83          $11.99         $11.36          $8.31
    End of period                          $15.96          $14.51          $12.83         $11.99          $11.36
  Accumulation units outstanding
  at the end of period                    419,244         226,006         157,972         87,820            -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                    $9.97
    End of period                          $8.31
  Accumulation units outstanding
  at the end of period                     13,064

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(136)

  Accumulation unit value:
    Beginning of period                    $20.34          $19.63          $17.69         $17.06          $12.77
    End of period                          $22.11          $20.34          $19.63         $17.69          $17.06
  Accumulation units outstanding
  at the end of period                       -            146,091          97,854         39,694          14,573

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(136)

  Accumulation unit value:
    Beginning of period                    $16.50
    End of period                          $12.77
  Accumulation units outstanding
  at the end of period                     7,815


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.03          $9.19           N/A
    End of period                           N/A             N/A            $9.13          $10.03           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            56,882           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(576)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.16          $10.27          $9.24           N/A
    End of period                          $13.02          $12.21          $11.16         $10.27           N/A
  Accumulation units outstanding
  at the end of period                   1,344,300        815,477         452,758         118,905          N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(576)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(606)

  Accumulation unit value:
    Beginning of period                    $26.52          $23.70          $23.55         $21.71           N/A
    End of period                          $31.60          $26.52          $23.70         $23.55           N/A
  Accumulation units outstanding
  at the end of period                    310,409          80,775          36,311          6,566           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,801           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(152)

  Accumulation unit value:
    Beginning of period                    $28.29          $27.39          $26.50         $24.02          $17.96
    End of period                          $30.66          $28.29          $27.39         $26.50          $24.02
  Accumulation units outstanding
  at the end of period                    284,987         114,675          39,120         18,768          10,438

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(152)

  Accumulation unit value:
    Beginning of period                    $18.30
    End of period                          $17.96
  Accumulation units outstanding
  at the end of period                     6,558

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   3,469,969          N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $10.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    255,857           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(580)

  Accumulation unit value:
    Beginning of period                    $19.71          $17.77          $17.40         $15.74           N/A
    End of period                          $19.58          $19.71          $17.77         $17.40           N/A
  Accumulation units outstanding
  at the end of period                    258,955         212,632         178,814         70,787           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(580)

  Accumulation unit value:
    Beginning of period                    $23.80          $20.06          $19.82         $16.65           N/A
    End of period                          $26.34          $23.80          $20.06         $19.82           N/A
  Accumulation units outstanding
  at the end of period                    569,719         246,334         114,593         62,817           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.97            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   15,949,474         N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    940,732           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.00           N/A             N/A            N/A
    End of period                          $10.95          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   4,210,038        948,112           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,302,897          N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                    $12.72          $10.94          $9.94            N/A            N/A
    End of period                          $11.79          $12.72          $10.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                    821,639         497,676          94,097           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $19.80          $19.16          $18.90         $17.70           N/A
    End of period                          $20.93          $19.80          $19.16         $18.90           N/A
  Accumulation units outstanding
  at the end of period                   2,088,198       1,331,668        513,125         110,224          N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $12.91          $11.30          $10.12           N/A            N/A
    End of period                          $13.11          $12.91          $11.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                    974,481         476,168         114,343           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.22          $10.00           N/A             N/A            N/A
    End of period                          $10.58          $10.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    691,785         230,227           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(390)

  Accumulation unit value:
    Beginning of period                    $16.14          $12.38          $10.57          $8.74          $7.26
    End of period                          $17.84          $16.14          $12.38         $10.57          $8.74
  Accumulation units outstanding
  at the end of period                   2,971,670       1,625,780        408,653         204,014        117,411

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(390)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(574)

  Accumulation unit value:
    Beginning of period                    $24.73          $22.35          $21.31         $18.27           N/A
    End of period                          $26.37          $24.73          $22.35         $21.31           N/A
  Accumulation units outstanding
  at the end of period                    243,227         101,906          62,456         27,079           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.30          $15.98          $15.81         $15.20           N/A
    End of period                          $17.12          $16.30          $15.98         $15.81           N/A
  Accumulation units outstanding
  at the end of period                    954,505         555,216         262,454         94,259           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.00           N/A             N/A            N/A
    End of period                          $14.19          $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,619,039        417,465           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(136)

  Accumulation unit value:
    Beginning of period                    $21.18          $18.72          $17.42         $14.14          $11.11
    End of period                          $20.37          $21.18          $18.72         $17.42          $14.14
  Accumulation units outstanding
  at the end of period                    981,200         665,216         375,839         125,431         17,396

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(136)

  Accumulation unit value:
    Beginning of period                    $12.93
    End of period                          $11.11
  Accumulation units outstanding
  at the end of period                     9,920


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(136)

  Accumulation unit value:
    Beginning of period                    $17.63          $15.28          $14.79         $12.98          $9.46
    End of period                          $16.22          $17.63          $15.28         $14.79          $12.98
  Accumulation units outstanding
  at the end of period                    746,024         585,222         301,843         135,935         18,988

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(136)

  Accumulation unit value:
    Beginning of period                    $11.56
    End of period                          $9.46
  Accumulation units outstanding
  at the end of period                     11,185

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,100,470          N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(320)

  Accumulation unit value:
    Beginning of period                    $12.87          $11.61          $12.11         $10.06          $7.37
    End of period                          $12.35          $12.87          $11.61         $12.11          $10.06
  Accumulation units outstanding
  at the end of period                   9,761,506       7,832,843       4,455,010       1,618,350        4,247

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(320)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.23          $11.16         $10.91          $10.86
    End of period                          $12.08          $11.49          $11.23         $11.16          $10.91
  Accumulation units outstanding
  at the end of period                   3,933,578       2,582,207       1,111,272        353,497         3,284

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(585)

  Accumulation unit value:
    Beginning of period                    $6.17           $4.59           $4.60           $4.02           N/A
    End of period                          $6.36           $6.17           $4.59           $4.60           N/A
  Accumulation units outstanding
  at the end of period                   2,173,108        803,594          88,676         61,451           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.61          $11.01         $10.05           N/A
    End of period                          $10.81          $11.89          $10.61         $11.01           N/A
  Accumulation units outstanding
  at the end of period                    198,035         149,227          58,436         15,934           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(320)

  Accumulation unit value:
    Beginning of period                    $11.57          $9.05           $9.71           $9.56          $7.33
    End of period                          $11.55          $11.57          $9.05           $9.71          $9.56
  Accumulation units outstanding
  at the end of period                   12,278,988      10,324,113      5,678,512       2,098,228        4,308

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.00           N/A             N/A            N/A
    End of period                          $10.53          $11.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   8,747,911       5,388,863          N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(581)

  Accumulation unit value:
    Beginning of period                    $9.97           $8.64           $8.39           $7.53           N/A
    End of period                          $10.22          $9.97           $8.64           $8.39           N/A
  Accumulation units outstanding
  at the end of period                    664,569         423,235         286,250         177,577          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(594)

  Accumulation unit value:
    Beginning of period                    $15.06          $12.85          $12.26         $11.24           N/A
    End of period                          $12.29          $15.06          $12.85         $12.26           N/A
  Accumulation units outstanding
  at the end of period                    588,761         609,159          93,596         26,954           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(320)

  Accumulation unit value:
    Beginning of period                    $17.94          $12.96          $11.91          $9.42          $6.82
    End of period                          $19.69          $17.94          $12.96         $11.91          $9.42
  Accumulation units outstanding
  at the end of period                   11,446,582      8,837,306       4,819,386       1,810,331        88,798

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(574)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.58          $10.90         $11.00           N/A
    End of period                          $12.91          $12.15          $11.58         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   1,275,270        721,274         532,287         107,250          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1312)

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    768,567           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(320)

  Accumulation unit value:
    Beginning of period                    $18.96          $15.29          $13.66         $11.58          $8.62
    End of period                          $20.67          $18.96          $15.29         $13.66          $11.58
  Accumulation units outstanding
  at the end of period                   4,304,532       3,327,120       1,586,473        663,962        151,133

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $14.00          $11.93          $10.91          $9.71           N/A
    End of period                          $14.02          $14.00          $11.93         $10.91           N/A
  Accumulation units outstanding
  at the end of period                   93,707,314      54,886,906      13,329,141       636,745          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.00           N/A             N/A            N/A
    End of period                          $12.05          $10.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   6,563,068       2,015,789          N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.59          $10.84         $10.00           N/A
    End of period                          $12.89          $10.96          $10.59         $10.84           N/A
  Accumulation units outstanding
  at the end of period                   1,327,378        991,703         589,339         85,151           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1305)

  Accumulation unit value:
    Beginning of period                    $10.01           N/A             N/A             N/A            N/A
    End of period                          $11.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,199,890          N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(574)

  Accumulation unit value:
    Beginning of period                    $28.35          $23.76          $17.59         $14.29           N/A
    End of period                          $37.87          $28.35          $23.76         $17.59           N/A
  Accumulation units outstanding
  at the end of period                   1,839,472       1,204,962        445,616         99,240           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(320)

  Accumulation unit value:
    Beginning of period                    $14.12          $13.66          $10.07          $8.67          $7.36
    End of period                          $14.64          $14.12          $13.66         $10.07          $8.67
  Accumulation units outstanding
  at the end of period                   9,852,826       8,165,315       4,785,182       1,895,393        4,505

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.22          $10.15           N/A             N/A            N/A
    End of period                          $10.85          $10.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    400,324         221,930           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(320)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.29          $12.92         $11.30          $8.64
    End of period                          $16.43          $15.48          $14.29         $12.92          $11.30
  Accumulation units outstanding
  at the end of period                   3,908,955       2,583,437       1,265,420        541,514         3,574

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                    $12.37          $10.88          $10.56          $9.71          $8.01
    End of period                          $12.81          $12.37          $10.88         $10.56          $9.71
  Accumulation units outstanding
  at the end of period                   6,123,293       4,555,019       2,458,358       1,085,216        4,066

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1305)

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $8.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    753,201           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(320)

  Accumulation unit value:
    Beginning of period                    $21.67          $20.04          $18.63         $16.75          $12.04
    End of period                          $19.16          $21.67          $20.04         $18.63          $16.75
  Accumulation units outstanding
  at the end of period                   5,709,581       4,574,241       2,504,109        948,065         2,467

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(320)

  Accumulation unit value:
    Beginning of period                    $15.82          $13.63          $13.24         $11.42          $8.24
    End of period                          $15.29          $15.82          $13.63         $13.24          $11.42
  Accumulation units outstanding
  at the end of period                   3,024,405       2,189,530       1,049,506        485,967         25,168

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                    $6.32           $5.86           $5.79           $5.40           N/A
    End of period                          $7.15           $6.32           $5.86           $5.79           N/A
  Accumulation units outstanding
  at the end of period                   1,781,979       1,492,769        698,559         103,335          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                    $15.27          $15.68          $11.44         $10.00           N/A
    End of period                          $18.02          $15.27          $15.68         $11.44           N/A
  Accumulation units outstanding
  at the end of period                   13,930,866      11,097,416      3,736,678        283,580          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                    $13.31          $12.02          $11.08         $10.05           N/A
    End of period                          $14.56          $13.31          $12.02         $11.08           N/A
  Accumulation units outstanding
  at the end of period                   6,245,710       4,833,836       2,210,891        185,543          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(305)

  Accumulation unit value:
    Beginning of period                    $14.79          $12.81          $11.40          $9.79          $6.65
    End of period                          $15.53          $14.79          $12.81         $11.40          $9.79
  Accumulation units outstanding
  at the end of period                   1,701,916       1,211,712        510,013         216,689         17,092

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(580)

  Accumulation unit value:
    Beginning of period                    $9.21           $8.89           $8.25           $7.89           N/A
    End of period                          $9.96           $9.21           $8.89           $8.25           N/A
  Accumulation units outstanding
  at the end of period                       -            184,802          62,813         34,918           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.96           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    930,973           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.57          $14.26          $14.11         $13.60           N/A
    End of period                          $15.58          $14.57          $14.26         $14.11           N/A
  Accumulation units outstanding
  at the end of period                   5,230,320       3,086,909       1,228,696        350,793          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(587)

  Accumulation unit value:
    Beginning of period                    $24.72          $22.00          $20.49         $18.46           N/A
    End of period                          $22.64          $24.72          $22.00         $20.49           N/A
  Accumulation units outstanding
  at the end of period                     48,941          39,106          12,246          5,782           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.31           N/A
    End of period                           N/A             N/A             N/A           $16.26           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.49          $13.27          $13.22         $12.84           N/A
    End of period                          $14.15          $14.49          $13.27         $13.22           N/A
  Accumulation units outstanding
  at the end of period                   2,176,242       1,863,700        528,118         181,353          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(574)

  Accumulation unit value:
    Beginning of period                    $23.26          $20.84          $20.12         $18.33           N/A
    End of period                          $21.68          $23.26          $20.84         $20.12           N/A
  Accumulation units outstanding
  at the end of period                    162,845          95,489          76,209         59,349           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                    $8.82           $8.45           $7.63           $6.48           N/A
    End of period                          $8.64           $8.82           $8.45           $7.63           N/A
  Accumulation units outstanding
  at the end of period                       -            174,982          77,445         48,227           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1452)

  Accumulation unit value:
    Beginning of period                    $9.96            N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    207,958           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1452)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,223           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(575)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.07           N/A
    End of period                           N/A             N/A             N/A           $10.52           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.80           N/A
    End of period                           N/A             N/A             N/A           $10.23           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(591)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.31           N/A
    End of period                           N/A             N/A             N/A           $10.41           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    393,858           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    635,767           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $10.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    733,954           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1453)

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,281           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1453)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(579)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.43           N/A
    End of period                           N/A             N/A             N/A           $10.86           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(579)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.24           N/A
    End of period                           N/A             N/A             N/A           $10.58           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,548           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(574)

  Accumulation unit value:
    Beginning of period                    $15.66          $13.72          $12.81         $11.42           N/A
    End of period                          $16.88          $15.66          $13.72         $12.81           N/A
  Accumulation units outstanding
  at the end of period                   3,101,140       1,829,793       1,018,137        736,917          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                    $11.26          $10.57          $10.32          $9.98           N/A
    End of period                          $11.82          $11.26          $10.57         $10.32           N/A
  Accumulation units outstanding
  at the end of period                   2,487,422       1,537,320        807,494         134,449          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(525)

  Accumulation unit value:
    Beginning of period                    $15.60          $13.84          $13.04         $12.15           N/A
    End of period                          $16.75          $15.60          $13.84         $13.04           N/A
  Accumulation units outstanding
  at the end of period                   7,689,554       5,021,621       2,475,817       1,351,133         N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(684)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.90          $10.51          $9.90           N/A
    End of period                          $12.64          $11.88          $10.90         $10.51           N/A
  Accumulation units outstanding
  at the end of period                   6,203,688       3,752,637       1,281,922        211,053          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(576)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.38          $12.73         $11.55           N/A
    End of period                          $15.91          $14.83          $13.38         $12.73           N/A
  Accumulation units outstanding
  at the end of period                   10,507,143      6,689,681       2,810,921        840,169          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(576)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1011)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.93            N/A             N/A            N/A
    End of period                          $11.72          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    468,600         124,889           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1011)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1029)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.08           N/A             N/A            N/A
    End of period                          $11.89          $11.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    194,636          78,673           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1026)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.07           N/A             N/A            N/A
    End of period                          $12.03          $11.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    137,362          39,867           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1026)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1000)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.01           N/A             N/A            N/A
    End of period                          $11.21          $10.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    508,022         202,673           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,366           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.90           N/A
    End of period                           N/A             N/A             N/A           $11.38           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(136)

  Accumulation unit value:
    Beginning of period                    $27.27          $24.30          $23.36         $21.34          $17.77
    End of period                          $28.95          $27.27          $24.30         $23.36          $21.34
  Accumulation units outstanding
  at the end of period                   2,023,900       1,157,101        624,276         277,956           -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(136)

  Accumulation unit value:
    Beginning of period                    $19.10
    End of period                          $17.77
  Accumulation units outstanding
  at the end of period                     6,538


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(356)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.59          $12.41         $12.47          $12.53
    End of period                          $13.44          $13.00          $12.59         $12.41          $12.47
  Accumulation units outstanding
  at the end of period                   5,523,649       1,493,962        425,405         203,195           -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(580)

  Accumulation unit value:
    Beginning of period                    $21.05          $17.62          $16.50         $14.36           N/A
    End of period                          $22.42          $21.05          $17.62         $16.50           N/A
  Accumulation units outstanding
  at the end of period                   1,444,679        759,333         234,256         115,269          N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(580)

  Accumulation unit value:
    Beginning of period                    $30.78          $27.41          $26.16         $23.22           N/A
    End of period                          $33.47          $30.78          $27.41         $26.16           N/A
  Accumulation units outstanding
  at the end of period                   1,395,528        581,129         264,530         94,422           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(136)

  Accumulation unit value:
    Beginning of period                    $40.37          $38.27          $33.96         $29.14          $21.29
    End of period                          $46.72          $40.37          $38.27         $33.96          $29.14
  Accumulation units outstanding
  at the end of period                   1,133,721        601,368         254,389         108,532         8,405

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(136)

  Accumulation unit value:
    Beginning of period                    $25.75
    End of period                          $21.29
  Accumulation units outstanding
  at the end of period                     5,080


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(468)

  Accumulation unit value:
    Beginning of period                    $16.54          $13.96          $13.31         $11.70          $11.12
    End of period                          $16.47          $16.54          $13.96         $13.31          $11.70
  Accumulation units outstanding
  at the end of period                   2,121,695       1,516,433        751,051         373,784         21,650

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.30%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $18.00          $14.87          $13.61         $11.85          $9.34
    End of period                          $19.50          $18.00          $14.87         $13.61          $11.85
  Accumulation units outstanding
  at the end of period                    195,982         177,325         173,414         182,515        241,130

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $11.16
    End of period                          $9.34
  Accumulation units outstanding
  at the end of period                     95,683

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(51)

  Accumulation unit value:
    Beginning of period                    $12.65          $11.88          $11.22         $10.33          $8.05
    End of period                          $14.45          $12.65          $11.88         $11.22          $10.33
  Accumulation units outstanding
  at the end of period                    282,942         248,323         261,001         283,073        290,967

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(51)

  Accumulation unit value:
    Beginning of period                    $10.44
    End of period                          $8.05
  Accumulation units outstanding
  at the end of period                    113,224


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(56)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.46          $7.81
    End of period                           N/A             N/A             N/A            $9.25          $9.46
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           106,993

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(56)

  Accumulation unit value:
    Beginning of period                    $10.30
    End of period                          $7.81
  Accumulation units outstanding
  at the end of period                     52,669

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(822)

  Accumulation unit value:
    Beginning of period                    $15.62          $11.60          $10.07           N/A            N/A
    End of period                          $13.10          $15.62          $11.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                     67,266         127,457          39,968           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(51)

  Accumulation unit value:
    Beginning of period                    $14.47          $12.81          $11.97         $11.35          $8.30
    End of period                          $15.91          $14.47          $12.81         $11.97          $11.35
  Accumulation units outstanding
  at the end of period                    124,790         135,633         153,987         163,897        270,730

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(51)

  Accumulation unit value:
    Beginning of period                    $10.77
    End of period                          $8.30
  Accumulation units outstanding
  at the end of period                    108,280

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $20.23          $19.53          $17.61         $16.99          $12.72
    End of period                          $21.99          $20.23          $19.53         $17.61          $16.99
  Accumulation units outstanding
  at the end of period                       -             97,167         104,292         130,856        166,440

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $17.92
    End of period                          $12.72
  Accumulation units outstanding
  at the end of period                     37,624


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(51)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00          $9.53          $7.77
    End of period                           N/A             N/A            $9.10          $10.00          $9.53
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            98,313         168,700

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $10.45
    End of period                          $7.77
  Accumulation units outstanding
  at the end of period                     62,296

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.13          $10.24          $9.48          $8.45
    End of period                          $12.97          $12.17          $11.13         $10.24          $9.48
  Accumulation units outstanding
  at the end of period                    480,448         578,764         586,520         582,036        594,124

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $9.09
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                    176,271


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(586)

  Accumulation unit value:
    Beginning of period                    $26.37          $23.57          $23.43         $20.97           N/A
    End of period                          $31.40          $26.37          $23.57         $23.43           N/A
  Accumulation units outstanding
  at the end of period                     17,379          5,187            647             405            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,826            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(51)

  Accumulation unit value:
    Beginning of period                    $28.13          $27.24          $26.37         $23.92          $17.89
    End of period                          $30.47          $28.13          $27.24         $26.37          $23.92
  Accumulation units outstanding
  at the end of period                     33,463          32,568          44,749         68,972          77,776

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(51)

  Accumulation unit value:
    Beginning of period                    $24.02
    End of period                          $17.89
  Accumulation units outstanding
  at the end of period                     18,820

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.45           N/A             N/A             N/A            N/A
    End of period                          $13.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    134,628           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.87            N/A             N/A             N/A            N/A
    End of period                          $10.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,261           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $19.61          $17.69          $17.33         $16.51          $13.43
    End of period                          $19.47          $19.61          $17.69         $17.33          $16.51
  Accumulation units outstanding
  at the end of period                    144,525         170,346         176,786         182,045        194,596

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $16.63
    End of period                          $13.43
  Accumulation units outstanding
  at the end of period                     68,959


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(51)

  Accumulation unit value:
    Beginning of period                    $23.68          $19.97          $19.74         $16.83          $12.18
    End of period                          $26.19          $23.68          $19.97         $19.74          $16.83
  Accumulation units outstanding
  at the end of period                     76,030          78,224          84,733         92,211         103,312

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(51)

  Accumulation unit value:
    Beginning of period                    $15.59
    End of period                          $12.18
  Accumulation units outstanding
  at the end of period                     59,693

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.97            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    248,959           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $9.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,116           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.88          $9.86            N/A             N/A            N/A
    End of period                          $10.94          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    161,116          50,514           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.88            N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,333           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(823)

  Accumulation unit value:
    Beginning of period                    $12.71          $10.94          $10.10           N/A            N/A
    End of period                          $11.77          $12.71          $10.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,446          55,007          29,614           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(823)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $19.69          $19.05          $18.81         $17.82          $15.90
    End of period                          $20.80          $19.69          $19.05         $18.81          $17.82
  Accumulation units outstanding
  at the end of period                    293,602         250,540         260,572         249,858        243,927

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $15.02
    End of period                          $15.90
  Accumulation units outstanding
  at the end of period                     70,227

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(823)

  Accumulation unit value:
    Beginning of period                    $12.90          $11.29          $10.11           N/A            N/A
    End of period                          $13.09          $12.90          $11.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,270          76,828          39,887           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(823)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.22          $10.00           N/A             N/A            N/A
    End of period                          $10.57          $10.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    115,979          55,580           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(238)

  Accumulation unit value:
    Beginning of period                    $16.07          $12.33          $10.54          $8.71          $6.33
    End of period                          $17.76          $16.07          $12.33         $10.54          $8.71
  Accumulation units outstanding
  at the end of period                    267,555         268,288         254,624         218,930        110,863

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(238)

  Accumulation unit value:
    Beginning of period                    $6.36
    End of period                          $6.33
  Accumulation units outstanding
  at the end of period                     3,289


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(56)

  Accumulation unit value:
    Beginning of period                    $24.59          $22.23          $21.21         $18.21          $13.60
    End of period                          $26.20          $24.59          $22.23         $21.21          $18.21
  Accumulation units outstanding
  at the end of period                     48,547          23,904          25,283         35,281          49,176

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(56)

  Accumulation unit value:
    Beginning of period                    $17.21
    End of period                          $13.60
  Accumulation units outstanding
  at the end of period                     10,395

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $16.20          $15.90          $15.73         $15.35          $15.37
    End of period                          $17.01          $16.20          $15.90         $15.73          $15.35
  Accumulation units outstanding
  at the end of period                    267,137         305,152         335,464         442,983        508,132

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $14.17
    End of period                          $15.37
  Accumulation units outstanding
  at the end of period                    249,752


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.90          $9.99            N/A             N/A            N/A
    End of period                          $14.18          $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     86,001          21,130           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(50)

  Accumulation unit value:
    Beginning of period                    $21.09          $18.65          $17.36         $14.10          $11.08
    End of period                          $20.27          $21.09          $18.65         $17.36          $14.10
  Accumulation units outstanding
  at the end of period                    256,139         262,214         315,769         342,636        333,870

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(50)

  Accumulation unit value:
    Beginning of period                    $12.83
    End of period                          $11.08
  Accumulation units outstanding
  at the end of period                    154,000


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(52)

  Accumulation unit value:
    Beginning of period                    $17.55          $15.22          $14.73         $12.94          $9.44
    End of period                          $16.14          $17.55          $15.22         $14.73          $12.94
  Accumulation units outstanding
  at the end of period                    187,170         201,887         270,006         311,220        311,613

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(52)

  Accumulation unit value:
    Beginning of period                    $11.40
    End of period                          $9.44
  Accumulation units outstanding
  at the end of period                    123,077

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                    $10.50           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,009           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $12.82          $11.57          $12.08         $10.04          $7.65
    End of period                          $12.30          $12.82          $11.57         $12.08          $10.04
  Accumulation units outstanding
  at the end of period                    802,654         946,676        1,040,696       1,066,272       914,693

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.76
    End of period                          $7.65
  Accumulation units outstanding
  at the end of period                    275,854

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(51)

  Accumulation unit value:
    Beginning of period                    $11.47          $11.21          $11.15         $10.90          $10.72
    End of period                          $12.04          $11.47          $11.21         $11.15          $10.90
  Accumulation units outstanding
  at the end of period                    342,600         432,795         431,719         488,787        431,063

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(51)

  Accumulation unit value:
    Beginning of period                    $9.98
    End of period                          $10.72
  Accumulation units outstanding
  at the end of period                     96,757


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(498)

  Accumulation unit value:
    Beginning of period                    $6.15           $4.58           $4.59           $4.28           N/A
    End of period                          $6.33           $6.15           $4.58           $4.59           N/A
  Accumulation units outstanding
  at the end of period                     60,267          47,767            -            21,120           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(481)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.58          $10.98         $10.10          $9.99
    End of period                          $10.77          $11.84          $10.58         $10.98          $10.10
  Accumulation units outstanding
  at the end of period                     9,283           15,569          16,250          6,544           100

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(38)

  Accumulation unit value:
    Beginning of period                    $11.53          $9.02           $9.68           $9.54          $7.68
    End of period                          $11.50          $11.53          $9.02           $9.68          $9.54
  Accumulation units outstanding
  at the end of period                   1,046,615       1,252,226       1,410,909       1,473,496      1,289,064

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(38)

  Accumulation unit value:
    Beginning of period                    $8.38
    End of period                          $7.68
  Accumulation units outstanding
  at the end of period                    492,647

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.00           N/A             N/A            N/A
    End of period                          $10.52          $11.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    151,365         177,079           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(66)

  Accumulation unit value:
    Beginning of period                    $9.93           $8.61           $8.37           $7.62          $5.98
    End of period                          $10.17          $9.93           $8.61           $8.37          $7.62
  Accumulation units outstanding
  at the end of period                    231,138         294,664         294,762         381,820        386,064

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(66)

  Accumulation unit value:
    Beginning of period                    $8.04
    End of period                          $5.98
  Accumulation units outstanding
  at the end of period                     40,511

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(498)

  Accumulation unit value:
    Beginning of period                    $15.00          $12.81          $12.23         $11.15           N/A
    End of period                          $12.24          $15.00          $12.81         $12.23           N/A
  Accumulation units outstanding
  at the end of period                     11,617          47,317          26,104         20,876           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $17.87          $12.92          $11.88          $9.40          $7.15
    End of period                          $19.60          $17.87          $12.92         $11.88          $9.40
  Accumulation units outstanding
  at the end of period                    742,223         889,652        1,023,153       1,016,476       861,415

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.04
    End of period                          $7.15
  Accumulation units outstanding
  at the end of period                    240,286

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.54          $10.87         $10.64          $10.64
    End of period                          $12.86          $12.11          $11.54         $10.87          $10.64
  Accumulation units outstanding
  at the end of period                     46,280          43,348          49,988         29,090          4,657

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1419)

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,378           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(38)

  Accumulation unit value:
    Beginning of period                    $18.91          $15.26          $13.64         $11.56          $8.53
    End of period                          $20.61          $18.91          $15.26         $13.64          $11.56
  Accumulation units outstanding
  at the end of period                    335,917         464,339         479,223         563,254        529,980

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(38)

  Accumulation unit value:
    Beginning of period                    $10.00
    End of period                          $8.53
  Accumulation units outstanding
  at the end of period                    140,393


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                    $13.98          $11.92          $10.91          $9.79           N/A
    End of period                          $14.00          $13.98          $11.92         $10.91           N/A
  Accumulation units outstanding
  at the end of period                   1,051,460        982,542         615,640         89,458           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.74          $9.04            N/A             N/A            N/A
    End of period                          $12.04          $10.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     59,931          34,812           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(685)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.59          $10.84         $10.03           N/A
    End of period                          $12.87          $10.95          $10.59         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     61,490          40,093          38,224          7,142           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1312)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,681            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $28.24          $23.69          $17.54         $13.33          $13.05
    End of period                          $37.71          $28.24          $23.69         $17.54          $13.33
  Accumulation units outstanding
  at the end of period                     69,761          91,802          79,971         75,740            77

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $14.06          $13.61          $10.05          $8.65          $7.37
    End of period                          $14.58          $14.06          $13.61         $10.05          $8.65
  Accumulation units outstanding
  at the end of period                    792,194         933,971        1,151,128       1,122,884       943,584

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.92
    End of period                          $7.37
  Accumulation units outstanding
  at the end of period                    280,949


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                    $10.21          $10.08           N/A             N/A            N/A
    End of period                          $10.84          $10.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,532          6,035            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(38)

  Accumulation unit value:
    Beginning of period                    $15.44          $14.26          $12.90         $11.29          $8.50
    End of period                          $16.38          $15.44          $14.26         $12.90          $11.29
  Accumulation units outstanding
  at the end of period                    429,001         621,103         642,199         747,387        670,848

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(38)

  Accumulation unit value:
    Beginning of period                    $9.92
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                    172,520


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(38)

  Accumulation unit value:
    Beginning of period                    $12.34          $10.86          $10.54          $9.70          $7.69
    End of period                          $12.78          $12.34          $10.86         $10.54          $9.70
  Accumulation units outstanding
  at the end of period                    936,610        1,161,146       1,310,836       1,460,446      1,418,434

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(38)

  Accumulation unit value:
    Beginning of period                    $9.89
    End of period                          $7.69
  Accumulation units outstanding
  at the end of period                    363,354

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1312)

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $8.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,396           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $21.58          $19.97          $18.58         $16.72          $11.44
    End of period                          $19.08          $21.58          $19.97         $18.58          $16.72
  Accumulation units outstanding
  at the end of period                    474,222         541,623         614,492         612,047        539,391

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $15.31
    End of period                          $11.44
  Accumulation units outstanding
  at the end of period                    176,927

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(38)

  Accumulation unit value:
    Beginning of period                    $15.78          $13.60          $13.22         $11.41          $7.92
    End of period                          $15.24          $15.78          $13.60         $13.22          $11.41
  Accumulation units outstanding
  at the end of period                    411,036         553,557         603,585         729,828        677,137

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(38)

  Accumulation unit value:
    Beginning of period                    $9.82
    End of period                          $7.92
  Accumulation units outstanding
  at the end of period                    152,424


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(498)

  Accumulation unit value:
    Beginning of period                    $6.30           $5.84           $5.77           $6.32           N/A
    End of period                          $7.12           $6.30           $5.84           $5.77           N/A
  Accumulation units outstanding
  at the end of period                     38,977         100,294          25,882         31,791           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(684)

  Accumulation unit value:
    Beginning of period                    $15.25          $15.67          $11.43          $9.53           N/A
    End of period                          $17.99          $15.25          $15.67         $11.43           N/A
  Accumulation units outstanding
  at the end of period                    281,047         292,139         379,448         84,009           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $13.30          $12.01          $11.08          $9.78           N/A
    End of period                          $14.54          $13.30          $12.01         $11.08           N/A
  Accumulation units outstanding
  at the end of period                    182,715         267,679         216,327         60,950           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $14.75          $12.78          $11.38          $9.77          $7.05
    End of period                          $15.48          $14.75          $12.78         $11.38          $9.77
  Accumulation units outstanding
  at the end of period                    258,132         337,644         354,712         355,211        330,751

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $8.63
    End of period                          $7.05
  Accumulation units outstanding
  at the end of period                    153,885


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $9.19           $8.87           $8.24           $8.00          $6.89
    End of period                          $9.93           $9.19           $8.87           $8.24          $8.00
  Accumulation units outstanding
  at the end of period                       -            135,869         137,621         151,226        181,220

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $8.80
    End of period                          $6.89
  Accumulation units outstanding
  at the end of period                     63,660

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $10.95           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    105,540           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $14.51          $14.20          $14.06         $13.64          $13.19
    End of period                          $15.50          $14.51          $14.20         $14.06          $13.64
  Accumulation units outstanding
  at the end of period                    964,692         867,918         911,352        1,002,451      1,089,332

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $12.50
    End of period                          $13.19
  Accumulation units outstanding
  at the end of period                    441,234

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $24.57          $21.89          $20.39         $18.27          $14.55
    End of period                          $22.50          $24.57          $21.89         $20.39          $18.27
  Accumulation units outstanding
  at the end of period                     19,666          20,881          31,927         28,030          41,500

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $18.26
    End of period                          $14.55
  Accumulation units outstanding
  at the end of period                     9,642


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(51)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.64          $13.35
    End of period                           N/A             N/A             N/A           $16.18          $15.64
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           452,948

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(51)

  Accumulation unit value:
    Beginning of period                    $13.15
    End of period                          $13.35
  Accumulation units outstanding
  at the end of period                    124,707

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.42          $13.22          $13.17         $12.80           N/A
    End of period                          $14.08          $14.42          $13.22         $13.17           N/A
  Accumulation units outstanding
  at the end of period                    397,052         525,942         490,252         559,837          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(53)

  Accumulation unit value:
    Beginning of period                    $23.13          $20.73          $20.02         $18.48          $15.03
    End of period                          $21.54          $23.13          $20.73         $20.02          $18.48
  Accumulation units outstanding
  at the end of period                    107,741         120,815         143,422         150,833        153,030

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(53)

  Accumulation unit value:
    Beginning of period                    $18.28
    End of period                          $15.03
  Accumulation units outstanding
  at the end of period                     43,465

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(53)

  Accumulation unit value:
    Beginning of period                    $8.79           $8.43           $7.61           $6.50          $4.94
    End of period                          $8.61           $8.79           $8.43           $7.61          $6.50
  Accumulation units outstanding
  at the end of period                       -            105,447         125,476         149,070        179,175

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(53)

  Accumulation unit value:
    Beginning of period                    $6.68
    End of period                          $4.94
  Accumulation units outstanding
  at the end of period                     97,140


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,362            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(52)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.31          $8.56
    End of period                           N/A             N/A             N/A           $10.51          $10.31
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           544,333

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(52)

  Accumulation unit value:
    Beginning of period                    $9.80
    End of period                          $8.56
  Accumulation units outstanding
  at the end of period                    298,650

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(50)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.01          $7.74
    End of period                           N/A             N/A             N/A           $10.22          $10.01
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            30,999

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(50)

  Accumulation unit value:
    Beginning of period                    $9.46
    End of period                          $7.74
  Accumulation units outstanding
  at the end of period                     16,832


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(60)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17          $8.15
    End of period                           N/A             N/A             N/A           $10.40          $10.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           128,481

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(60)

  Accumulation unit value:
    Beginning of period                    $9.60
    End of period                          $8.15
  Accumulation units outstanding
  at the end of period                    108,156

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $10.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,958           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(50)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.58          $8.25
    End of period                           N/A             N/A             N/A           $10.82          $10.58
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           239,514

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(50)

  Accumulation unit value:
    Beginning of period                    $10.13
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                     77,031


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(56)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.34          $8.09
    End of period                           N/A             N/A             N/A           $10.55          $10.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           519,576

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(56)

  Accumulation unit value:
    Beginning of period                    $10.16
    End of period                          $8.09
  Accumulation units outstanding
  at the end of period                    207,081

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $15.59          $13.67          $12.77         $11.48          $9.17
    End of period                          $16.80          $15.59          $13.67         $12.77          $11.48
  Accumulation units outstanding
  at the end of period                    962,688        1,115,976       1,383,706       1,603,199       595,226

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $10.75
    End of period                          $9.17
  Accumulation units outstanding
  at the end of period                    195,835

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                    $11.25          $10.56          $10.23           N/A            N/A
    End of period                          $11.80          $11.25          $10.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     86,130          67,299          49,682           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $15.53          $13.78          $13.00         $11.82          $9.84
    End of period                          $16.66          $15.53          $13.78         $13.00          $11.82
  Accumulation units outstanding
  at the end of period                   2,448,386       2,751,945       3,169,990       3,586,497      2,989,400

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $10.90
    End of period                          $9.84
  Accumulation units outstanding
  at the end of period                   1,064,743

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(807)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.89          $10.31           N/A            N/A
    End of period                          $12.62          $11.87          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                    166,179          18,349          10,862           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(807)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(55)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.33          $12.69         $11.73          $10.10
    End of period                          $15.83          $14.76          $13.33         $12.69          $11.73
  Accumulation units outstanding
  at the end of period                   2,242,665       2,358,636       2,452,893       2,550,103      2,271,862

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(55)

  Accumulation unit value:
    Beginning of period                    $11.00
    End of period                          $10.10
  Accumulation units outstanding
  at the end of period                    747,818

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.49           N/A             N/A             N/A            N/A
    End of period                          $11.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      779             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1051)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.23           N/A             N/A            N/A
    End of period                          $11.88          $10.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1051)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1121)

  Accumulation unit value:
    Beginning of period                    $10.61          $9.95            N/A             N/A            N/A
    End of period                          $11.19          $10.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,547          16,392           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1121)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(56)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.08          $8.60
    End of period                           N/A             N/A             N/A           $11.35          $11.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           141,450

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(56)

  Accumulation unit value:
    Beginning of period                    $10.79
    End of period                          $8.60
  Accumulation units outstanding
  at the end of period                     74,652

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $27.11          $24.17          $23.25         $21.24          $17.70
    End of period                          $28.77          $27.11          $24.17         $23.25          $21.24
  Accumulation units outstanding
  at the end of period                    385,375         456,177         516,463         542,978        471,259

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $18.44
    End of period                          $17.70
  Accumulation units outstanding
  at the end of period                    165,008


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(52)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.51          $12.34         $12.41          $12.51
    End of period                          $13.35          $12.91          $12.51         $12.34          $12.41
  Accumulation units outstanding
  at the end of period                    493,762         473,475         189,876         238,182        246,897

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(52)

  Accumulation unit value:
    Beginning of period                    $12.54
    End of period                          $12.51
  Accumulation units outstanding
  at the end of period                    280,391

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                    $21.05          $17.63          $16.52         $14.58          $10.96
    End of period                          $22.40          $21.05          $17.63         $16.52          $14.58
  Accumulation units outstanding
  at the end of period                    196,403         205,053         190,917         125,933         91,491

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                    $10.83
    End of period                          $10.96
  Accumulation units outstanding
  at the end of period                     3,824


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $30.60          $27.27          $26.04         $24.01          $18.63
    End of period                          $33.26          $30.60          $27.27         $26.04          $24.01
  Accumulation units outstanding
  at the end of period                    364,184         283,414         302,838         272,815        280,700

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $23.09
    End of period                          $18.63
  Accumulation units outstanding
  at the end of period                     82,484

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $40.13          $38.07          $33.80         $29.01          $21.21
    End of period                          $46.43          $40.13          $38.07         $33.80          $29.01
  Accumulation units outstanding
  at the end of period                    187,970         191,080         206,392         224,342        224,188

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $25.22
    End of period                          $21.21
  Accumulation units outstanding
  at the end of period                     75,918


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                    $16.49          $13.92          $13.28         $11.68          $9.11
    End of period                          $16.41          $16.49          $13.92         $13.28          $11.68
  Accumulation units outstanding
  at the end of period                    651,539         746,643         797,625         865,635        858,568

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                    $10.87
    End of period                          $9.11
  Accumulation units outstanding
  at the end of period                    336,708

Accumulation Unit Values
Contract with Endorsements - 1.35%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $17.89          $14.79          $13.55         $12.27           N/A
    End of period                          $19.38          $17.89          $14.79         $13.55           N/A
  Accumulation units outstanding
  at the end of period                     5,700           27,746          32,948         23,475           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                    $12.61          $11.85          $11.20         $10.90           N/A
    End of period                          $14.40          $12.61          $11.85         $11.20           N/A
  Accumulation units outstanding
  at the end of period                     12,652          48,094          46,032         42,026           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1182)

  Accumulation unit value:
    Beginning of period                    $15.60          $14.86           N/A             N/A            N/A
    End of period                          $13.08          $15.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,127          8,298            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                    $14.44          $12.78          $11.95         $11.89           N/A
    End of period                          $15.86          $14.44          $12.78         $11.95           N/A
  Accumulation units outstanding
  at the end of period                     7,003           20,146          20,318         19,869           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $27.00           N/A             N/A             N/A            N/A
    End of period                          $31.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,553            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $32.97           N/A             N/A             N/A            N/A
    End of period                          $30.27           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,474            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.49           N/A             N/A             N/A            N/A
    End of period                          $13.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,299           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $10.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,446           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                    $19.77           N/A             N/A             N/A            N/A
    End of period                          $19.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,780            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $26.91           N/A             N/A             N/A            N/A
    End of period                          $26.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,868            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.96            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    401,570           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.42           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,760           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $13.23           N/A             N/A             N/A            N/A
    End of period                          $11.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,147            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(495)

  Accumulation unit value:
    Beginning of period                    $19.58          $18.95          $18.72         $17.99           N/A
    End of period                          $20.66          $19.58          $18.95         $18.72           N/A
  Accumulation units outstanding
  at the end of period                     54,801          57,499          46,555         12,694           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1023)

  Accumulation unit value:
    Beginning of period                    $12.89          $11.77           N/A             N/A            N/A
    End of period                          $13.07          $12.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,289          4,261            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1023)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.22          $10.01           N/A             N/A            N/A
    End of period                          $10.57          $10.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(815)

  Accumulation unit value:
    Beginning of period                    $16.00          $12.28          $10.34           N/A            N/A
    End of period                          $17.67          $16.00          $12.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     89,853          67,975          60,045           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $25.71           N/A             N/A             N/A            N/A
    End of period                          $26.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,527            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(495)

  Accumulation unit value:
    Beginning of period                    $16.11          $15.81          $15.66         $15.47           N/A
    End of period                          $16.91          $16.11          $15.81         $15.66           N/A
  Accumulation units outstanding
  at the end of period                     4,645           4,561           4,632           4,682           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.89          $8.97            N/A             N/A            N/A
    End of period                          $14.16          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,458          16,978           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(815)

  Accumulation unit value:
    Beginning of period                    $20.99          $18.57          $16.55           N/A            N/A
    End of period                          $20.17          $20.99          $18.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,239          26,661          21,150           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(495)

  Accumulation unit value:
    Beginning of period                    $17.47          $15.16          $14.68         $13.46           N/A
    End of period                          $16.06          $17.47          $15.16         $14.68           N/A
  Accumulation units outstanding
  at the end of period                     62,852          62,409          59,226         27,018           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(519)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.53          $12.04         $10.13           N/A
    End of period                          $12.24          $12.77          $11.53         $12.04           N/A
  Accumulation units outstanding
  at the end of period                     21,304          62,915          62,953         61,901           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(663)

  Accumulation unit value:
    Beginning of period                    $11.44          $11.18          $11.13         $11.11           N/A
    End of period                          $12.01          $11.44          $11.18         $11.13           N/A
  Accumulation units outstanding
  at the end of period                     40,266          29,830          7,144           4,801           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(663)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(789)

  Accumulation unit value:
    Beginning of period                    $6.12           $4.56           $4.32            N/A            N/A
    End of period                          $6.30           $6.12           $4.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,643          28,794          29,966           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(789)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.54          $10.59           N/A            N/A
    End of period                          $10.72          $11.80          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             11,760          12,239           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(519)

  Accumulation unit value:
    Beginning of period                    $11.49          $8.99           $9.66           $9.56           N/A
    End of period                          $11.45          $11.49          $8.99           $9.66           N/A
  Accumulation units outstanding
  at the end of period                     89,221         122,293         110,011         72,869           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1043)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.09           N/A             N/A            N/A
    End of period                          $10.51          $11.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     63,640          55,896           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1043)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(1123)

  Accumulation unit value:
    Beginning of period                    $9.90           $8.79            N/A             N/A            N/A
    End of period                          $10.13          $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,816          28,316           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(789)

  Accumulation unit value:
    Beginning of period                    $14.94          $12.76          $11.62           N/A            N/A
    End of period                          $12.18          $14.94          $12.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,276          10,719          11,156           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(519)

  Accumulation unit value:
    Beginning of period                    $17.81          $12.88          $11.85         $10.33           N/A
    End of period                          $19.52          $17.81          $12.88         $11.85           N/A
  Accumulation units outstanding
  at the end of period                     62,486          98,329          79,214         67,141           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(789)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.50          $10.62           N/A            N/A
    End of period                          $12.80          $12.06          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,926          35,721          24,420           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(495)

  Accumulation unit value:
    Beginning of period                    $18.86          $15.23          $13.62         $11.89           N/A
    End of period                          $20.54          $18.86          $15.23         $13.62           N/A
  Accumulation units outstanding
  at the end of period                     75,134         110,390          92,607         52,049           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(976)

  Accumulation unit value:
    Beginning of period                    $13.96          $11.91          $11.95           N/A            N/A
    End of period                          $13.97          $13.96          $11.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                    925,427         513,592         117,127           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(976)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.60           N/A             N/A             N/A            N/A
    End of period                          $12.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     81,189           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(963)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.58          $10.78           N/A            N/A
    End of period                          $12.85          $10.93          $10.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,073          32,994          25,519           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(963)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(789)

  Accumulation unit value:
    Beginning of period                    $28.13          $23.61          $20.77           N/A            N/A
    End of period                          $37.55          $28.13          $23.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,527          24,584          22,533           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(519)

  Accumulation unit value:
    Beginning of period                    $14.01          $13.57          $10.02          $8.74           N/A
    End of period                          $14.52          $14.01          $13.57         $10.02           N/A
  Accumulation units outstanding
  at the end of period                     19,035          91,207          76,061         74,869           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(495)

  Accumulation unit value:
    Beginning of period                    $15.40          $14.23          $12.88         $11.51           N/A
    End of period                          $16.33          $15.40          $14.23         $12.88           N/A
  Accumulation units outstanding
  at the end of period                     48,374          52,816          38,051         17,058           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(495)

  Accumulation unit value:
    Beginning of period                    $12.31          $10.84          $10.53          $9.85           N/A
    End of period                          $12.74          $12.31          $10.84         $10.53           N/A
  Accumulation units outstanding
  at the end of period                     62,459          70,291          49,566         22,983           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(519)

  Accumulation unit value:
    Beginning of period                    $21.50          $19.91          $18.52         $16.13           N/A
    End of period                          $19.00          $21.50          $19.91         $18.52           N/A
  Accumulation units outstanding
  at the end of period                     10,472          51,013          41,049         40,323           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(495)

  Accumulation unit value:
    Beginning of period                    $15.74          $13.58          $13.20         $11.98           N/A
    End of period                          $15.20          $15.74          $13.58         $13.20           N/A
  Accumulation units outstanding
  at the end of period                     57,154          72,497          38,088         16,480           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.58            N/A             N/A             N/A            N/A
    End of period                          $7.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,403           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(999)

  Accumulation unit value:
    Beginning of period                    $15.23          $16.17           N/A             N/A            N/A
    End of period                          $17.96          $15.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,322          79,126           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(999)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(963)

  Accumulation unit value:
    Beginning of period                    $13.28          $12.00          $11.93           N/A            N/A
    End of period                          $14.51          $13.28          $12.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,623          22,211          11,529           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(963)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.90           N/A             N/A             N/A            N/A
    End of period                          $15.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,531           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(495)

  Accumulation unit value:
    Beginning of period                    $14.44          $14.15          $14.02         $13.76           N/A
    End of period                          $15.42          $14.44          $14.15         $14.02           N/A
  Accumulation units outstanding
  at the end of period                     24,560          5,094           5,179           5,268           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.83           N/A
    End of period                           N/A             N/A             N/A           $16.11           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.17          $13.13         $12.76           N/A
    End of period                          $14.01          $14.36          $13.17         $13.13           N/A
  Accumulation units outstanding
  at the end of period                     17,255          21,012          20,778         19,988           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(552)

  Accumulation unit value:
    Beginning of period                    $22.99          $20.62          $19.92         $19.06           N/A
    End of period                          $21.41          $22.99          $20.62         $19.92           N/A
  Accumulation units outstanding
  at the end of period                       -             30,614          30,120         27,468           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(663)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.37           N/A
    End of period                           N/A             N/A             N/A           $10.52           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(663)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.52          $13.62          $12.72         $11.69           N/A
    End of period                          $16.72          $15.52          $13.62         $12.72           N/A
  Accumulation units outstanding
  at the end of period                     74,071          65,200          65,566         44,728           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(801)

  Accumulation unit value:
    Beginning of period                    $15.46          $13.73          $12.59           N/A            N/A
    End of period                          $16.58          $15.46          $13.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                    465,663         298,657         158,153           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(801)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $11.97           N/A             N/A             N/A            N/A
    End of period                          $12.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,939           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(789)

  Accumulation unit value:
    Beginning of period                    $14.70          $13.28          $12.47           N/A            N/A
    End of period                          $15.75          $14.70          $13.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,703          84,553          51,952           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(495)

  Accumulation unit value:
    Beginning of period                    $26.96          $24.04          $23.14         $21.47           N/A
    End of period                          $28.59          $26.96          $24.04         $23.14           N/A
  Accumulation units outstanding
  at the end of period                     61,716          53,784          53,101         10,125           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1092)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.61           N/A             N/A            N/A
    End of period                          $13.27          $12.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     63,549          45,422           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(495)

  Accumulation unit value:
    Beginning of period                    $20.96          $17.57          $16.46         $14.77           N/A
    End of period                          $22.30          $20.96          $17.57         $16.46           N/A
  Accumulation units outstanding
  at the end of period                     14,926          19,684          18,498         11,774           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(815)

  Accumulation unit value:
    Beginning of period                    $30.42          $27.12          $24.20           N/A            N/A
    End of period                          $33.05          $30.42          $27.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,874          36,969          36,612           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(815)

  Accumulation unit value:
    Beginning of period                    $39.90          $37.86          $32.04           N/A            N/A
    End of period                          $46.14          $39.90          $37.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,121          14,063          9,314            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $16.95           N/A             N/A             N/A            N/A
    End of period                          $16.35           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,656           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.395%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(567)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.93           $9.50           N/A
    End of period                           N/A             N/A            $9.03           $9.93           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            176,282          N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(567)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(567)

  Accumulation unit value:
    Beginning of period                    $27.82          $26.97          $26.13         $25.00           N/A
    End of period                          $30.10          $27.82          $26.97         $26.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -             67,877         68,159           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(567)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(1221)

  Accumulation unit value:
    Beginning of period                    $15.46          $15.52           N/A             N/A            N/A
    End of period                          $16.64          $15.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -            203,546           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(1221)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(819)

  Accumulation unit value:
    Beginning of period                    $30.27          $26.99          $23.98           N/A            N/A
    End of period                          $32.86          $30.27          $26.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             66,717           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.40%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $17.79          $14.72          $13.48         $11.75          $9.27
    End of period                          $19.26          $17.79          $14.72         $13.48          $11.75
  Accumulation units outstanding
  at the end of period                     91,049          64,645          75,732         77,940         135,870

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $11.15
    End of period                          $9.27
  Accumulation units outstanding
  at the end of period                     73,013

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.83          $11.19         $10.31          $8.04
    End of period                          $14.36          $12.58          $11.83         $11.19          $10.31
  Accumulation units outstanding
  at the end of period                    215,716         188,312         213,760         246,101        148,810

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $10.21
    End of period                          $8.04
  Accumulation units outstanding
  at the end of period                     31,732


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(78)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.44          $7.80
    End of period                           N/A             N/A             N/A            $9.23          $9.44
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            64,751

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(78)

  Accumulation unit value:
    Beginning of period                    $10.85
    End of period                          $7.80
  Accumulation units outstanding
  at the end of period                     23,506

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(821)

  Accumulation unit value:
    Beginning of period                    $15.59          $11.59          $10.00           N/A            N/A
    End of period                          $13.06          $15.59          $11.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                     59,167          86,366          20,672           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(821)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $14.40          $12.75          $11.93         $11.32          $8.29
    End of period                          $15.81          $14.40          $12.75         $11.93          $11.32
  Accumulation units outstanding
  at the end of period                     97,457         103,344         127,074         141,506        147,033

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $10.46
    End of period                          $8.29
  Accumulation units outstanding
  at the end of period                     51,311

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $20.01          $19.33          $17.45         $16.85          $12.63
    End of period                          $21.73          $20.01          $19.33         $17.45          $16.85
  Accumulation units outstanding
  at the end of period                       -             96,496         109,968         120,224        117,681

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $17.70
    End of period                          $12.63
  Accumulation units outstanding
  at the end of period                     40,998


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(58)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.93           $9.47          $7.73
    End of period                           N/A             N/A            $5.33           $9.93          $9.47
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            107,142        137,587

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $10.23
    End of period                          $7.73
  Accumulation units outstanding
  at the end of period                     79,381

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.07          $10.19          $9.45          $8.42
    End of period                          $12.87          $12.09          $11.07         $10.19          $9.45
  Accumulation units outstanding
  at the end of period                    403,187         329,368         338,031         331,575        298,158

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $9.14
    End of period                          $8.42
  Accumulation units outstanding
  at the end of period                     79,128


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(697)

  Accumulation unit value:
    Beginning of period                    $26.06          $23.32          $23.21         $21.97           N/A
    End of period                          $31.00          $26.06          $23.32         $23.21           N/A
  Accumulation units outstanding
  at the end of period                     7,604           1,696            851             458            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.49            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,267            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $27.81          $26.95          $26.11         $23.72          $17.75
    End of period                          $30.08          $27.81          $26.95         $26.11          $23.72
  Accumulation units outstanding
  at the end of period                     40,586          33,710          36,843         55,817          40,737

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $22.91
    End of period                          $17.75
  Accumulation units outstanding
  at the end of period                     23,094

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $13.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    100,803           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $10.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,562            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(66)

  Accumulation unit value:
    Beginning of period                    $19.41          $17.52          $17.19         $16.39          $13.35
    End of period                          $19.25          $19.41          $17.52         $17.19          $16.39
  Accumulation units outstanding
  at the end of period                    118,498         103,365         109,826         133,947        117,070

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(66)

  Accumulation unit value:
    Beginning of period                    $17.38
    End of period                          $13.35
  Accumulation units outstanding
  at the end of period                     45,251


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(66)

  Accumulation unit value:
    Beginning of period                    $23.43          $19.79          $19.57         $16.71          $12.11
    End of period                          $25.90          $23.43          $19.79         $19.57          $16.71
  Accumulation units outstanding
  at the end of period                     69,589          70,546          65,292         79,061          72,387

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(66)

  Accumulation unit value:
    Beginning of period                    $16.15
    End of period                          $12.11
  Accumulation units outstanding
  at the end of period                     48,295

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.96            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    232,615           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.05           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,733           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.88          $9.89            N/A             N/A            N/A
    End of period                          $10.92          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     56,553          17,993           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,031           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(826)

  Accumulation unit value:
    Beginning of period                    $12.69          $10.93          $10.07           N/A            N/A
    End of period                          $11.74          $12.69          $10.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,171          29,844          21,369           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(826)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(89)

  Accumulation unit value:
    Beginning of period                    $19.46          $18.85          $18.63         $17.67          $15.78
    End of period                          $20.53          $19.46          $18.85         $18.63          $17.67
  Accumulation units outstanding
  at the end of period                    153,612         269,251         146,642         136,592        110,447

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(89)

  Accumulation unit value:
    Beginning of period                    $15.11
    End of period                          $15.78
  Accumulation units outstanding
  at the end of period                     40,592

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                    $12.88          $11.28          $10.00           N/A            N/A
    End of period                          $13.05          $12.88          $11.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,331          16,718          5,308            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.21          $10.00           N/A             N/A            N/A
    End of period                          $10.56          $10.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,190          16,839           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(218)

  Accumulation unit value:
    Beginning of period                    $15.93          $12.24          $10.47          $8.66          $6.30
    End of period                          $17.58          $15.93          $12.24         $10.47          $8.66
  Accumulation units outstanding
  at the end of period                    236,608         245,629         216,257         219,805        108,850

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(218)

  Accumulation unit value:
    Beginning of period                    $6.25
    End of period                          $6.30
  Accumulation units outstanding
  at the end of period                     2,171


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $24.30          $21.99          $21.01         $18.06          $13.50
    End of period                          $25.87          $24.30          $21.99         $21.01          $18.06
  Accumulation units outstanding
  at the end of period                     27,892          16,569          18,641         33,878          20,470

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $16.84
    End of period                          $13.50
  Accumulation units outstanding
  at the end of period                     22,402

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                    $16.02          $15.73          $15.58         $15.22          $15.25
    End of period                          $16.80          $16.02          $15.73         $15.58          $15.22
  Accumulation units outstanding
  at the end of period                    146,231         184,285         186,148         225,944        252,767

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                    $14.12
    End of period                          $15.25
  Accumulation units outstanding
  at the end of period                    200,425


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1079)

  Accumulation unit value:
    Beginning of period                    $10.89          $8.93            N/A             N/A            N/A
    End of period                          $14.15          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     96,951          9,320            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(57)

  Accumulation unit value:
    Beginning of period                    $20.90          $18.50          $17.24         $14.02          $11.03
    End of period                          $20.07          $20.90          $18.50         $17.24          $14.02
  Accumulation units outstanding
  at the end of period                    215,395         244,978         269,893         272,385        206,801

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(57)

  Accumulation unit value:
    Beginning of period                    $12.91
    End of period                          $11.03
  Accumulation units outstanding
  at the end of period                     70,519


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(57)

  Accumulation unit value:
    Beginning of period                    $17.39          $15.10          $14.63         $12.86          $9.40
    End of period                          $15.98          $17.39          $15.10         $14.63          $12.86
  Accumulation units outstanding
  at the end of period                    179,556         185,096         223,205         229,972        216,230

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(57)

  Accumulation unit value:
    Beginning of period                    $11.15
    End of period                          $9.40
  Accumulation units outstanding
  at the end of period                     72,723

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1383)

  Accumulation unit value:
    Beginning of period                    $9.75            N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,383           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(125)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.50          $12.01          $9.99          $7.63
    End of period                          $12.19          $12.72          $11.50         $12.01          $9.99
  Accumulation units outstanding
  at the end of period                    709,223         808,745         850,572         874,067        537,790

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(125)

  Accumulation unit value:
    Beginning of period                    $9.54
    End of period                          $7.63
  Accumulation units outstanding
  at the end of period                    125,186

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(55)

  Accumulation unit value:
    Beginning of period                    $11.41          $11.16          $11.11         $10.87          $10.71
    End of period                          $11.97          $11.41          $11.16         $11.11          $10.87
  Accumulation units outstanding
  at the end of period                    249,861         285,516         234,094         264,142        213,441

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(55)

  Accumulation unit value:
    Beginning of period                    $9.97
    End of period                          $10.71
  Accumulation units outstanding
  at the end of period                     66,903


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(482)

  Accumulation unit value:
    Beginning of period                    $6.10           $4.55           $4.57           $3.93          $3.79
    End of period                          $6.28           $6.10           $4.55           $4.57          $3.93
  Accumulation units outstanding
  at the end of period                     74,848         101,451          9,515          28,114          1,597

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(482)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(508)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.51          $10.92          $9.98           N/A
    End of period                          $10.68          $11.75          $10.51         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     10,730          14,684          19,871         16,521           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(508)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(66)

  Accumulation unit value:
    Beginning of period                    $11.45          $8.96           $9.63           $9.49          $7.66
    End of period                          $11.40          $11.45          $8.96           $9.63          $9.49
  Accumulation units outstanding
  at the end of period                    999,492        1,158,913       1,115,498       1,156,949       735,433

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(66)

  Accumulation unit value:
    Beginning of period                    $9.45
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                    217,395

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.00           N/A             N/A            N/A
    End of period                          $10.50          $11.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    232,005         172,912           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(82)

  Accumulation unit value:
    Beginning of period                    $9.86           $8.56           $8.32           $7.59          $5.96
    End of period                          $10.09          $9.86           $8.56           $8.32          $7.59
  Accumulation units outstanding
  at the end of period                    189,455         180,159         195,434         250,867        234,513

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(82)

  Accumulation unit value:
    Beginning of period                    $7.90
    End of period                          $5.96
  Accumulation units outstanding
  at the end of period                     69,803

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $14.89          $12.72          $12.16         $10.87          $10.53
    End of period                          $12.13          $14.89          $12.72         $12.16          $10.87
  Accumulation units outstanding
  at the end of period                     17,401          42,730          26,792         28,445            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(125)

  Accumulation unit value:
    Beginning of period                    $17.74          $12.84          $11.82          $9.35          $7.12
    End of period                          $19.44          $17.74          $12.84         $11.82          $9.35
  Accumulation units outstanding
  at the end of period                    697,963         784,512         832,182         830,965        505,279

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(125)

  Accumulation unit value:
    Beginning of period                    $8.69
    End of period                          $7.12
  Accumulation units outstanding
  at the end of period                     97,239

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(505)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.47          $10.81         $10.95           N/A
    End of period                          $12.75          $12.02          $11.47         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     51,097          40,730          43,946         51,026           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1307)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,867            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(51)

  Accumulation unit value:
    Beginning of period                    $18.82          $15.20          $13.60         $11.54          $8.52
    End of period                          $20.48          $18.82          $15.20         $13.60          $11.54
  Accumulation units outstanding
  at the end of period                    306,233         356,996         348,299         402,937        292,306

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(51)

  Accumulation unit value:
    Beginning of period                    $9.62
    End of period                          $8.52
  Accumulation units outstanding
  at the end of period                     55,369


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.95          $11.90          $10.91          $9.71           N/A
    End of period                          $13.95          $13.95          $11.90         $10.91           N/A
  Accumulation units outstanding
  at the end of period                   1,087,871       1,064,183        881,290         276,614          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.73          $9.52            N/A             N/A            N/A
    End of period                          $12.02          $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    104,929          9,180            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.58          $10.83          $9.81           N/A
    End of period                          $12.82          $10.92          $10.58         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     63,170          74,254          72,435         57,028           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1348)

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $11.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,250           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $28.03          $23.53          $17.45         $13.27          $12.71
    End of period                          $37.39          $28.03          $23.53         $17.45          $13.27
  Accumulation units outstanding
  at the end of period                     85,536          58,584          67,478         64,155           695

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(125)

  Accumulation unit value:
    Beginning of period                    $13.96          $13.52          $9.99           $8.61          $7.34
    End of period                          $14.46          $13.96          $13.52          $9.99          $8.61
  Accumulation units outstanding
  at the end of period                    681,125         763,378         820,781         878,278        597,534

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(125)

  Accumulation unit value:
    Beginning of period                    $9.90
    End of period                          $7.34
  Accumulation units outstanding
  at the end of period                    119,934


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1147)

  Accumulation unit value:
    Beginning of period                    $10.20          $9.89            N/A             N/A            N/A
    End of period                          $10.82          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,590           484             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(51)

  Accumulation unit value:
    Beginning of period                    $15.37          $14.20          $12.86         $11.27          $8.49
    End of period                          $16.28          $15.37          $14.20         $12.86          $11.27
  Accumulation units outstanding
  at the end of period                    315,562         341,080         378,441         462,927        324,875

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(51)

  Accumulation unit value:
    Beginning of period                    $9.88
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                     63,727


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(51)

  Accumulation unit value:
    Beginning of period                    $12.28          $10.82          $10.51          $9.69          $7.69
    End of period                          $12.70          $12.28          $10.82         $10.51          $9.69
  Accumulation units outstanding
  at the end of period                    589,224         664,736         732,015         844,006        607,511

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(51)

  Accumulation unit value:
    Beginning of period                    $9.61
    End of period                          $7.69
  Accumulation units outstanding
  at the end of period                    180,736

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1348)

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $8.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,520           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(115)

  Accumulation unit value:
    Beginning of period                    $21.42          $19.84          $18.48         $16.64          $11.40
    End of period                          $18.92          $21.42          $19.84         $18.48          $16.64
  Accumulation units outstanding
  at the end of period                    390,319         449,767         474,175         501,936        345,956

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(115)

  Accumulation unit value:
    Beginning of period                    $15.43
    End of period                          $11.40
  Accumulation units outstanding
  at the end of period                     66,919

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(51)

  Accumulation unit value:
    Beginning of period                    $15.70          $13.55          $13.18         $11.39          $7.91
    End of period                          $15.15          $15.70          $13.55         $13.18          $11.39
  Accumulation units outstanding
  at the end of period                    251,174         295,350         337,472         413,338        286,912

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(51)

  Accumulation unit value:
    Beginning of period                    $9.66
    End of period                          $7.91
  Accumulation units outstanding
  at the end of period                     66,645


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(499)

  Accumulation unit value:
    Beginning of period                    $6.25           $5.80           $5.74           $6.23           N/A
    End of period                          $7.06           $6.25           $5.80           $5.74           N/A
  Accumulation units outstanding
  at the end of period                     41,883          31,772          37,228         55,683           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $15.22          $15.65          $11.43          $9.52           N/A
    End of period                          $17.93          $15.22          $15.65         $11.43           N/A
  Accumulation units outstanding
  at the end of period                    333,940         377,585         409,760         116,815          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $13.27          $11.99          $11.08          $9.75           N/A
    End of period                          $14.49          $13.27          $11.99         $11.08           N/A
  Accumulation units outstanding
  at the end of period                     71,755         148,533         138,025         21,527           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.72          $11.34          $9.75          $7.03
    End of period                          $15.38          $14.67          $12.72         $11.34          $9.75
  Accumulation units outstanding
  at the end of period                    282,263         327,242         336,341         385,653        231,677

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $8.68
    End of period                          $7.03
  Accumulation units outstanding
  at the end of period                    119,483


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $9.14           $8.83           $8.21           $7.98          $6.87
    End of period                          $9.87           $9.14           $8.83           $8.21          $7.98
  Accumulation units outstanding
  at the end of period                       -             78,492         132,656         159,092        131,274

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $8.65
    End of period                          $6.87
  Accumulation units outstanding
  at the end of period                     36,091

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $10.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     57,955           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $14.38          $14.09          $13.97         $13.56          $13.12
    End of period                          $15.35          $14.38          $14.09         $13.97          $13.56
  Accumulation units outstanding
  at the end of period                    589,178         539,052         509,573         501,066        446,565

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $12.45
    End of period                          $13.12
  Accumulation units outstanding
  at the end of period                    184,175

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $24.29          $21.66          $20.19         $18.12          $14.44
    End of period                          $22.22          $24.29          $21.66         $20.19          $18.12
  Accumulation units outstanding
  at the end of period                     10,784          12,282          15,083         13,531          16,293

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $17.55
    End of period                          $14.44
  Accumulation units outstanding
  at the end of period                     5,683


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(82)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.50          $13.25
    End of period                           N/A             N/A             N/A           $16.03          $15.50
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           305,240

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(82)

  Accumulation unit value:
    Beginning of period                    $13.28
    End of period                          $13.25
  Accumulation units outstanding
  at the end of period                     64,076

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.12          $13.08         $12.71           N/A
    End of period                          $13.94          $14.30          $13.12         $13.08           N/A
  Accumulation units outstanding
  at the end of period                    295,940         312,688         354,723         410,250          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $22.86          $20.51          $19.83         $18.32          $14.92
    End of period                          $21.27          $22.86          $20.51         $19.83          $18.32
  Accumulation units outstanding
  at the end of period                     88,245         103,247         126,644         130,988        115,109

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $17.80
    End of period                          $14.92
  Accumulation units outstanding
  at the end of period                     27,589

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $8.74           $8.38           $7.58           $6.48          $4.92
    End of period                          $8.54           $8.74           $8.38           $7.58          $6.48
  Accumulation units outstanding
  at the end of period                       -             44,011          50,467         61,033          60,335

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $6.43
    End of period                          $4.92
  Accumulation units outstanding
  at the end of period                     24,404


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(88)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.29          $8.55
    End of period                           N/A             N/A             N/A           $10.48          $10.29
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           140,880

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(88)

  Accumulation unit value:
    Beginning of period                    $9.94
    End of period                          $8.55
  Accumulation units outstanding
  at the end of period                    101,997

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.99          $7.74
    End of period                           N/A             N/A             N/A           $10.19          $9.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            58,226

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                    $7.91
    End of period                          $7.74
  Accumulation units outstanding
  at the end of period                     5,324


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(101)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.15          $8.14
    End of period                           N/A             N/A             N/A           $10.37          $10.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,600

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(101)

  Accumulation unit value:
    Beginning of period                    $9.78
    End of period                          $8.14
  Accumulation units outstanding
  at the end of period                     11,594

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(52)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.52          $8.21
    End of period                           N/A             N/A             N/A           $10.75          $10.52
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           176,424

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(52)

  Accumulation unit value:
    Beginning of period                    $10.38
    End of period                          $8.21
  Accumulation units outstanding
  at the end of period                     62,697


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(52)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.28          $8.05
    End of period                           N/A             N/A             N/A           $10.48          $10.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           228,333

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(52)

  Accumulation unit value:
    Beginning of period                    $10.20
    End of period                          $8.05
  Accumulation units outstanding
  at the end of period                    105,602

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $15.46          $13.56          $12.68         $11.42          $9.13
    End of period                          $16.64          $15.46          $13.56         $12.68          $11.42
  Accumulation units outstanding
  at the end of period                   1,062,687       1,188,578       1,308,090       1,399,460       498,980

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $10.97
    End of period                          $9.13
  Accumulation units outstanding
  at the end of period                    230,240

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(853)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.55          $10.41           N/A            N/A
    End of period                          $11.76          $11.22          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,159          16,176           885             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $15.40          $13.68          $12.91         $11.75          $9.79
    End of period                          $16.50          $15.40          $13.68         $12.91          $11.75
  Accumulation units outstanding
  at the end of period                   1,528,183       1,724,229       1,972,227       2,148,491      1,989,280

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $9.79
  Accumulation units outstanding
  at the end of period                    753,526

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(705)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.88          $10.50         $10.28           N/A
    End of period                          $12.58          $11.84          $10.88         $10.50           N/A
  Accumulation units outstanding
  at the end of period                     41,535          12,466          9,736           4,690           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $14.63          $13.23          $12.61         $11.67          $10.05
    End of period                          $15.68          $14.63          $13.23         $12.61          $11.67
  Accumulation units outstanding
  at the end of period                   1,025,596       1,042,725       1,157,423       1,125,083       974,917

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $10.94
    End of period                          $10.05
  Accumulation units outstanding
  at the end of period                    253,103

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1017)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.12           N/A             N/A            N/A
    End of period                          $11.69          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,151          3,726            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1017)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.97           N/A             N/A             N/A            N/A
    End of period                          $11.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,309            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1208)

  Accumulation unit value:
    Beginning of period                    $11.05          $11.01           N/A             N/A            N/A
    End of period                          $12.00          $11.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,268           1,025            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1208)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $11.17           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,600           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(81)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.01          $8.55
    End of period                           N/A             N/A             N/A           $11.27          $11.01
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           115,546

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(81)

  Accumulation unit value:
    Beginning of period                    $11.12
    End of period                          $8.55
  Accumulation units outstanding
  at the end of period                     17,702

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $26.80          $23.91          $23.03         $21.06          $17.57
    End of period                          $28.41          $26.80          $23.91         $23.03          $21.06
  Accumulation units outstanding
  at the end of period                    338,587         362,763         378,265         406,653        362,291

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $18.40
    End of period                          $17.57
  Accumulation units outstanding
  at the end of period                    114,414


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(42)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.39          $12.24         $12.31          $12.43
    End of period                          $13.19          $12.77          $12.39         $12.24          $12.31
  Accumulation units outstanding
  at the end of period                    318,581         157,603          71,100         101,980        104,593

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(42)

  Accumulation unit value:
    Beginning of period                    $12.47
    End of period                          $12.43
  Accumulation units outstanding
  at the end of period                    126,368

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(236)

  Accumulation unit value:
    Beginning of period                    $20.91          $17.54          $16.45         $14.53          $10.93
    End of period                          $22.24          $20.91          $17.54         $16.45          $14.53
  Accumulation units outstanding
  at the end of period                    100,268         109,455          67,113         80,547          67,707

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(236)

  Accumulation unit value:
    Beginning of period                    $11.45
    End of period                          $10.93
  Accumulation units outstanding
  at the end of period                     4,144


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $30.25          $26.98          $25.79         $23.80          $18.49
    End of period                          $32.84          $30.25          $26.98         $25.79          $23.80
  Accumulation units outstanding
  at the end of period                    276,349         214,238         232,663         220,503        173,299

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $22.60
    End of period                          $18.49
  Accumulation units outstanding
  at the end of period                     73,513

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $39.67          $37.67          $33.48         $28.76          $21.04
    End of period                          $45.85          $39.67          $37.67         $33.48          $28.76
  Accumulation units outstanding
  at the end of period                    121,404         116,921         134,301         149,051        110,294

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $25.29
    End of period                          $21.04
  Accumulation units outstanding
  at the end of period                     37,653


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                    $16.38          $13.84          $13.22         $11.64          $9.09
    End of period                          $16.29          $16.38          $13.84         $13.22          $11.64
  Accumulation units outstanding
  at the end of period                    463,446         551,172         597,134         635,682        493,499

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                    $10.60
    End of period                          $9.09
  Accumulation units outstanding
  at the end of period                    212,633

Accumulation Unit Values
Contract with Endorsements - 1.42%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1111)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.02           N/A             N/A            N/A
    End of period                          $12.85          $12.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,505          13,193           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1111)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,949            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(577)

  Accumulation unit value:
    Beginning of period                    $19.42          $18.81          $18.59         $17.21           N/A
    End of period                          $20.48          $19.42          $18.81         $18.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,700           3,700           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1208)

  Accumulation unit value:
    Beginning of period                    $15.90          $15.42           N/A             N/A            N/A
    End of period                          $17.55          $15.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,938           5,209            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1208)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.73           N/A             N/A             N/A            N/A
    End of period                          $14.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,964            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(577)

  Accumulation unit value:
    Beginning of period                    $12.71          $11.48          $12.00          $9.93           N/A
    End of period                          $12.17          $12.71          $11.48         $12.00           N/A
  Accumulation units outstanding
  at the end of period                     5,969           6,298           6,305           6,305           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(577)

  Accumulation unit value:
    Beginning of period                    $11.43          $8.95           $9.62           $8.91           N/A
    End of period                          $11.38          $11.43          $8.95           $9.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             7,012           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1153)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.97           N/A             N/A            N/A
    End of period                          $10.49          $11.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(1153)

  Accumulation unit value:
    Beginning of period                    $9.84           $9.06            N/A             N/A            N/A
    End of period                          $10.07          $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,599          16,457           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(577)

  Accumulation unit value:
    Beginning of period                    $17.71          $12.82          $11.80          $9.22           N/A
    End of period                          $19.40          $17.71          $12.82         $11.80           N/A
  Accumulation units outstanding
  at the end of period                     5,170           9,453           6,756           6,756           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(1208)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.87           N/A             N/A            N/A
    End of period                          $12.72          $12.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,413           6,765            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(1208)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(577)

  Accumulation unit value:
    Beginning of period                    $18.80          $15.18          $13.59         $11.30           N/A
    End of period                          $20.46          $18.80          $15.18         $13.59           N/A
  Accumulation units outstanding
  at the end of period                     4,152           4,380           11,040         11,040           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1369)

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $11.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,816            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1369)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1208)

  Accumulation unit value:
    Beginning of period                    $27.98          $28.88           N/A             N/A            N/A
    End of period                          $37.32          $27.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,879           2,781            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1208)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(577)

  Accumulation unit value:
    Beginning of period                    $13.94          $13.51          $9.98           $8.20           N/A
    End of period                          $14.43          $13.94          $13.51          $9.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,726           7,726           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(577)

  Accumulation unit value:
    Beginning of period                    $15.35          $14.19          $12.86         $11.10           N/A
    End of period                          $16.26          $15.35          $14.19         $12.86           N/A
  Accumulation units outstanding
  at the end of period                     9,739           10,274          11,304         11,304           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(577)

  Accumulation unit value:
    Beginning of period                    $12.27          $10.81          $10.51          $9.53           N/A
    End of period                          $12.68          $12.27          $10.81         $10.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,661           6,661           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(842)

  Accumulation unit value:
    Beginning of period                    $21.39          $19.81          $17.93           N/A            N/A
    End of period                          $18.88          $21.39          $19.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,968            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(577)

  Accumulation unit value:
    Beginning of period                    $15.68          $13.54          $13.18         $11.19           N/A
    End of period                          $15.13          $15.68          $13.54         $13.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             5,642           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(842)

  Accumulation unit value:
    Beginning of period                    $15.21          $15.64          $12.60           N/A            N/A
    End of period                          $17.92          $15.21          $15.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,173            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1111)

  Accumulation unit value:
    Beginning of period                    $13.26          $11.44           N/A             N/A            N/A
    End of period                          $14.48          $13.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,672           5,984            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1111)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(577)

  Accumulation unit value:
    Beginning of period                    $14.35          $14.07          $13.95         $13.32           N/A
    End of period                          $15.32          $14.35          $14.07         $13.95           N/A
  Accumulation units outstanding
  at the end of period                     5,254           11,021          4,786           4,786           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(577)

  Accumulation unit value:
    Beginning of period                    $26.74          $23.86          $22.98         $20.86           N/A
    End of period                          $28.33          $26.74          $23.86         $22.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,080           6,080           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $31.78           N/A             N/A             N/A            N/A
    End of period                          $32.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      787             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(577)

  Accumulation unit value:
    Beginning of period                    $39.57          $37.58          $33.41         $28.80           N/A
    End of period                          $45.73          $39.57          $37.58         $33.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,189           2,189           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(577)

  Accumulation unit value:
    Beginning of period                    $16.36          $13.82          $13.21         $11.50           N/A
    End of period                          $16.26          $16.36          $13.82         $13.21           N/A
  Accumulation units outstanding
  at the end of period                     1,468             -             11,005         11,005           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.45%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(73)

  Accumulation unit value:
    Beginning of period                    $17.69          $14.64          $13.42         $11.70          $9.24
    End of period                          $19.13          $17.69          $14.64         $13.42          $11.70
  Accumulation units outstanding
  at the end of period                     31,977          36,312          39,963         42,899          31,246

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(73)

  Accumulation unit value:
    Beginning of period                    $11.71
    End of period                          $9.24
  Accumulation units outstanding
  at the end of period                     21,232

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(73)

  Accumulation unit value:
    Beginning of period                    $12.55          $11.80          $11.17         $10.30          $8.04
    End of period                          $14.31          $12.55          $11.80         $11.17          $10.30
  Accumulation units outstanding
  at the end of period                     85,751          90,784         119,095         127,915         75,329

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(73)

  Accumulation unit value:
    Beginning of period                    $10.68
    End of period                          $8.04
  Accumulation units outstanding
  at the end of period                     12,265


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(60)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.43          $7.80
    End of period                           N/A             N/A             N/A            $9.22          $9.43
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            19,704

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(60)

  Accumulation unit value:
    Beginning of period                    $10.09
    End of period                          $7.80
  Accumulation units outstanding
  at the end of period                     7,886

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                    $15.58          $11.59          $10.32           N/A            N/A
    End of period                          $13.05          $15.58          $11.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,716          33,948          6,670            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(73)

  Accumulation unit value:
    Beginning of period                    $14.36          $12.73          $11.91         $11.31          $8.29
    End of period                          $15.76          $14.36          $12.73         $11.91          $11.31
  Accumulation units outstanding
  at the end of period                     25,936          31,908          51,526         64,997          58,555

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(73)

  Accumulation unit value:
    Beginning of period                    $11.04
    End of period                          $8.29
  Accumulation units outstanding
  at the end of period                     33,911

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $19.89          $19.23          $17.37         $16.78          $12.59
    End of period                          $21.61          $19.89          $19.23         $17.37          $16.78
  Accumulation units outstanding
  at the end of period                       -             21,905          24,883         36,788          29,912

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $18.30
    End of period                          $12.59
  Accumulation units outstanding
  at the end of period                     13,375


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(50)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.90           $9.45          $7.71
    End of period                           N/A             N/A            $9.00           $9.90          $9.45
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            20,194          33,040

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $10.20
    End of period                          $7.71
  Accumulation units outstanding
  at the end of period                     11,863

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(56)

  Accumulation unit value:
    Beginning of period                    $12.05          $11.04          $10.17          $9.43          $8.41
    End of period                          $12.82          $12.05          $11.04         $10.17          $9.43
  Accumulation units outstanding
  at the end of period                    119,020         129,797         118,222         116,113         73,523

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(56)

  Accumulation unit value:
    Beginning of period                    $9.06
    End of period                          $8.41
  Accumulation units outstanding
  at the end of period                     17,199


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(586)

  Accumulation unit value:
    Beginning of period                    $25.91          $23.20          $23.10         $20.68           N/A
    End of period                          $30.81          $25.91          $23.20         $23.10           N/A
  Accumulation units outstanding
  at the end of period                     4,566            160             156            1,459           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $27.64          $26.81          $25.99         $23.61          $17.69
    End of period                          $29.89          $27.64          $26.81         $25.99          $23.61
  Accumulation units outstanding
  at the end of period                     11,554          18,774          30,598         33,000          28,727

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $22.83
    End of period                          $17.69
  Accumulation units outstanding
  at the end of period                     19,568

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.45           N/A             N/A             N/A            N/A
    End of period                          $13.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     97,224           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $10.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,509            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(73)

  Accumulation unit value:
    Beginning of period                    $19.31          $17.44          $17.12         $16.33          $13.31
    End of period                          $19.15          $19.31          $17.44         $17.12          $16.33
  Accumulation units outstanding
  at the end of period                     26,492          25,163          28,485         41,876          37,294

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(73)

  Accumulation unit value:
    Beginning of period                    $17.35
    End of period                          $13.31
  Accumulation units outstanding
  at the end of period                     13,935


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(65)

  Accumulation unit value:
    Beginning of period                    $23.31          $19.70          $19.49         $16.65          $12.07
    End of period                          $25.75          $23.31          $19.70         $19.49          $16.65
  Accumulation units outstanding
  at the end of period                     27,743          15,427          12,552         12,158          10,700

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(65)

  Accumulation unit value:
    Beginning of period                    $15.75
    End of period                          $12.07
  Accumulation units outstanding
  at the end of period                     5,060

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $9.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,440           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,055            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.00           N/A             N/A            N/A
    End of period                          $10.91          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,491          6,698            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,940            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                    $12.67          $10.92          $10.86           N/A            N/A
    End of period                          $11.72          $12.67          $10.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,941           9,834           1,673            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(73)

  Accumulation unit value:
    Beginning of period                    $19.35          $18.75          $18.54         $17.59          $15.72
    End of period                          $20.40          $19.35          $18.75         $18.54          $17.59
  Accumulation units outstanding
  at the end of period                     70,584          60,282          68,310         66,873          50,533

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(73)

  Accumulation unit value:
    Beginning of period                    $14.95
    End of period                          $15.72
  Accumulation units outstanding
  at the end of period                     17,267

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.87          $11.28          $11.15           N/A            N/A
    End of period                          $13.04          $12.87          $11.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,048           9,506           2,310            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.21          $10.00           N/A             N/A            N/A
    End of period                          $10.55          $10.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,593          4,778            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(312)

  Accumulation unit value:
    Beginning of period                    $15.86          $12.19          $10.43          $8.64          $6.11
    End of period                          $17.50          $15.86          $12.19         $10.43          $8.64
  Accumulation units outstanding
  at the end of period                    131,476          89,219          65,166         28,640          28,582

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(60)

  Accumulation unit value:
    Beginning of period                    $24.16          $21.88          $20.91         $17.98          $13.45
    End of period                          $25.71          $24.16          $21.88         $20.91          $17.98
  Accumulation units outstanding
  at the end of period                     10,295          6,226           12,732         11,052          12,698

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(60)

  Accumulation unit value:
    Beginning of period                    $16.59
    End of period                          $13.45
  Accumulation units outstanding
  at the end of period                     8,459

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(68)

  Accumulation unit value:
    Beginning of period                    $15.92          $15.65          $15.51         $15.15          $15.19
    End of period                          $16.69          $15.92          $15.65         $15.51          $15.15
  Accumulation units outstanding
  at the end of period                     84,323          94,942         109,586         127,677        125,294

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(68)

  Accumulation unit value:
    Beginning of period                    $13.97
    End of period                          $15.19
  Accumulation units outstanding
  at the end of period                    144,258


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.13           N/A             N/A            N/A
    End of period                          $14.14          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     76,807          12,214           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(56)

  Accumulation unit value:
    Beginning of period                    $20.81          $18.43          $17.18         $13.98          $11.00
    End of period                          $19.97          $20.81          $18.43         $17.18          $13.98
  Accumulation units outstanding
  at the end of period                     62,342          68,252          85,745         92,065          79,705

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(56)

  Accumulation unit value:
    Beginning of period                    $13.05
    End of period                          $11.00
  Accumulation units outstanding
  at the end of period                     31,702


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(58)

  Accumulation unit value:
    Beginning of period                    $17.32          $15.04          $14.58         $12.82          $9.37
    End of period                          $15.91          $17.32          $15.04         $14.58          $12.82
  Accumulation units outstanding
  at the end of period                     51,658          63,062          83,717         103,321         95,623

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(58)

  Accumulation unit value:
    Beginning of period                    $11.29
    End of period                          $9.37
  Accumulation units outstanding
  at the end of period                     52,324

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                    $10.50           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,085           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(118)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.46          $11.98          $9.97          $7.61
    End of period                          $12.14          $12.68          $11.46         $11.98          $9.97
  Accumulation units outstanding
  at the end of period                    356,614         356,690         469,313         502,570        316,509

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(118)

  Accumulation unit value:
    Beginning of period                    $9.78
    End of period                          $7.61
  Accumulation units outstanding
  at the end of period                     49,772

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(58)

  Accumulation unit value:
    Beginning of period                    $11.38          $11.14          $11.10         $10.86          $10.71
    End of period                          $11.94          $11.38          $11.14         $11.10          $10.86
  Accumulation units outstanding
  at the end of period                    143,469         140,788         165,781         197,577        128,901

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(58)

  Accumulation unit value:
    Beginning of period                    $10.00
    End of period                          $10.71
  Accumulation units outstanding
  at the end of period                     48,780


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(523)

  Accumulation unit value:
    Beginning of period                    $6.08           $4.53           $4.55           $4.21           N/A
    End of period                          $6.25           $6.08           $4.53           $4.55           N/A
  Accumulation units outstanding
  at the end of period                     50,350          30,331          12,940          9,538           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(523)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(518)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.47          $10.89         $10.23           N/A
    End of period                          $10.63          $11.71          $10.47         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     5,776           6,102           9,259          10,336           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(56)

  Accumulation unit value:
    Beginning of period                    $11.40          $8.93           $9.60           $9.47          $7.64
    End of period                          $11.35          $11.40          $8.93           $9.60          $9.47
  Accumulation units outstanding
  at the end of period                    377,439         452,065         547,253         621,871        417,372

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(56)

  Accumulation unit value:
    Beginning of period                    $8.64
    End of period                          $7.64
  Accumulation units outstanding
  at the end of period                    105,586

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.09           N/A             N/A            N/A
    End of period                          $10.49          $11.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    133,871          99,674           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(50)

  Accumulation unit value:
    Beginning of period                    $9.82           $8.53           $8.30           $7.57          $5.95
    End of period                          $10.04          $9.82           $8.53           $8.30          $7.57
  Accumulation units outstanding
  at the end of period                     68,654          71,482          71,703         89,475          57,248

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(50)

  Accumulation unit value:
    Beginning of period                    $7.48
    End of period                          $5.95
  Accumulation units outstanding
  at the end of period                     31,019

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(518)

  Accumulation unit value:
    Beginning of period                    $14.83          $12.68          $12.13         $11.46           N/A
    End of period                          $12.08          $14.83          $12.68         $12.13           N/A
  Accumulation units outstanding
  at the end of period                     30,273          71,617          53,075         48,088           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                    $17.67          $12.80          $11.78          $9.33          $7.11
    End of period                          $19.35          $17.67          $12.80         $11.78          $9.33
  Accumulation units outstanding
  at the end of period                    333,616         412,665         439,577         480,031        284,753

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                    $9.05
    End of period                          $7.11
  Accumulation units outstanding
  at the end of period                     43,257

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.43          $10.78         $10.57          $10.57
    End of period                          $12.69          $11.97          $11.43         $10.78          $10.57
  Accumulation units outstanding
  at the end of period                     35,702          43,240          65,916         44,487           562

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,834            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(65)

  Accumulation unit value:
    Beginning of period                    $18.77          $15.17          $13.58         $11.53          $8.52
    End of period                          $20.42          $18.77          $15.17         $13.58          $11.53
  Accumulation units outstanding
  at the end of period                    123,839         162,384         173,233         215,873        130,405

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(65)

  Accumulation unit value:
    Beginning of period                    $9.96
    End of period                          $8.52
  Accumulation units outstanding
  at the end of period                     59,645


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                    $13.93          $11.90          $10.91         $10.42           N/A
    End of period                          $13.93          $13.93          $11.90         $10.91           N/A
  Accumulation units outstanding
  at the end of period                    561,624         580,255         158,018          6,344           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1118)

  Accumulation unit value:
    Beginning of period                    $10.73          $9.24            N/A             N/A            N/A
    End of period                          $12.01          $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,202          1,836            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1118)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.57          $10.83         $10.00           N/A
    End of period                          $12.80          $10.91          $10.57         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     34,638          22,099          42,755         22,602           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1317)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $11.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,093            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(504)

  Accumulation unit value:
    Beginning of period                    $27.93          $23.46          $17.40         $13.62           N/A
    End of period                          $37.23          $27.93          $23.46         $17.40           N/A
  Accumulation units outstanding
  at the end of period                     59,234          66,626          34,265         25,909           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(504)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $13.91          $13.48          $9.96           $8.59          $7.33
    End of period                          $14.39          $13.91          $13.48          $9.96          $8.59
  Accumulation units outstanding
  at the end of period                    318,073         388,797         523,821         524,020        349,834

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $9.97
    End of period                          $7.33
  Accumulation units outstanding
  at the end of period                     53,406


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.26           N/A             N/A            N/A
    End of period                          $10.82          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      814              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(50)

  Accumulation unit value:
    Beginning of period                    $15.33          $14.18          $12.84         $11.26          $8.49
    End of period                          $16.23          $15.33          $14.18         $12.84          $11.26
  Accumulation units outstanding
  at the end of period                    169,705         191,630         230,076         246,455        146,345

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(50)

  Accumulation unit value:
    Beginning of period                    $9.67
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                     54,166


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(50)

  Accumulation unit value:
    Beginning of period                    $12.25          $10.80          $10.50          $9.68          $7.68
    End of period                          $12.66          $12.25          $10.80         $10.50          $9.68
  Accumulation units outstanding
  at the end of period                    293,080         371,295         503,110         554,198        329,286

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(50)

  Accumulation unit value:
    Beginning of period                    $9.47
    End of period                          $7.68
  Accumulation units outstanding
  at the end of period                    154,134

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1317)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $8.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,235           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(118)

  Accumulation unit value:
    Beginning of period                    $21.34          $19.78          $18.42         $16.60          $11.38
    End of period                          $18.84          $21.34          $19.78         $18.42          $16.60
  Accumulation units outstanding
  at the end of period                    167,521         184,833         247,994         276,086        178,144

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.45
    End of period                          $11.38
  Accumulation units outstanding
  at the end of period                     30,995

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(52)

  Accumulation unit value:
    Beginning of period                    $15.66          $13.52          $13.16         $11.37          $7.91
    End of period                          $15.11          $15.66          $13.52         $13.16          $11.37
  Accumulation units outstanding
  at the end of period                     97,144         157,556         182,651         193,287        118,026

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(52)

  Accumulation unit value:
    Beginning of period                    $9.76
    End of period                          $7.91
  Accumulation units outstanding
  at the end of period                     38,057


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(518)

  Accumulation unit value:
    Beginning of period                    $6.23           $5.78           $5.73           $5.95           N/A
    End of period                          $7.03           $6.23           $5.78           $5.73           N/A
  Accumulation units outstanding
  at the end of period                    192,183         209,592         154,310         96,325           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(676)

  Accumulation unit value:
    Beginning of period                    $15.20          $15.64          $11.43         $10.00           N/A
    End of period                          $17.90          $15.20          $15.64         $11.43           N/A
  Accumulation units outstanding
  at the end of period                    199,013         186,693         158,602         65,894           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(704)

  Accumulation unit value:
    Beginning of period                    $13.25          $11.99          $11.08         $10.57           N/A
    End of period                          $14.47          $13.25          $11.99         $11.08           N/A
  Accumulation units outstanding
  at the end of period                     45,889          56,435          66,475         41,173           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(62)

  Accumulation unit value:
    Beginning of period                    $14.63          $12.69          $11.32          $9.74          $7.03
    End of period                          $15.33          $14.63          $12.69         $11.32          $9.74
  Accumulation units outstanding
  at the end of period                     69,231          74,276          79,336         87,736          66,388

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(62)

  Accumulation unit value:
    Beginning of period                    $8.75
    End of period                          $7.03
  Accumulation units outstanding
  at the end of period                     29,061


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $9.11           $8.81           $8.19           $7.97          $6.87
    End of period                          $9.84           $9.11           $8.81           $8.19          $7.97
  Accumulation units outstanding
  at the end of period                       -             14,745          10,167         32,173          48,816

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $8.49
    End of period                          $6.87
  Accumulation units outstanding
  at the end of period                     5,052

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $9.96            N/A             N/A             N/A            N/A
    End of period                          $10.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     64,918           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(58)

  Accumulation unit value:
    Beginning of period                    $14.32          $14.04          $13.92         $13.52          $13.09
    End of period                          $15.27          $14.32          $14.04         $13.92          $13.52
  Accumulation units outstanding
  at the end of period                    290,755         218,408         237,188         249,963        208,256

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(58)

  Accumulation unit value:
    Beginning of period                    $12.44
    End of period                          $13.09
  Accumulation units outstanding
  at the end of period                     97,236

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(60)

  Accumulation unit value:
    Beginning of period                    $24.15          $21.54          $20.10         $18.04          $14.38
    End of period                          $22.08          $24.15          $21.54         $20.10          $18.04
  Accumulation units outstanding
  at the end of period                     8,328           7,704           7,934          21,039          22,375

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(60)

  Accumulation unit value:
    Beginning of period                    $17.40
    End of period                          $14.38
  Accumulation units outstanding
  at the end of period                     18,472


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(60)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.44          $13.20
    End of period                           N/A             N/A             N/A           $15.96          $15.44
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           144,853

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(60)

  Accumulation unit value:
    Beginning of period                    $12.98
    End of period                          $13.20
  Accumulation units outstanding
  at the end of period                     32,045

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.07          $13.04         $12.67           N/A
    End of period                          $13.87          $14.23          $13.07         $13.04           N/A
  Accumulation units outstanding
  at the end of period                    140,984         169,653         180,836         255,826          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(60)

  Accumulation unit value:
    Beginning of period                    $22.73          $20.40          $19.73         $18.24          $14.86
    End of period                          $21.14          $22.73          $20.40         $19.73          $18.24
  Accumulation units outstanding
  at the end of period                     16,443          35,820          49,550         63,463          57,883

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(60)

  Accumulation unit value:
    Beginning of period                    $17.90
    End of period                          $14.86
  Accumulation units outstanding
  at the end of period                     35,018

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(60)

  Accumulation unit value:
    Beginning of period                    $8.71           $8.35           $7.56           $6.47          $4.92
    End of period                          $8.51           $8.71           $8.35           $7.56          $6.47
  Accumulation units outstanding
  at the end of period                       -             23,673          31,617         33,834          29,765

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(60)

  Accumulation unit value:
    Beginning of period                    $6.40
    End of period                          $4.92
  Accumulation units outstanding
  at the end of period                     9,542


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(85)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.28          $8.54
    End of period                           N/A             N/A             N/A           $10.47          $10.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            44,493

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(85)

  Accumulation unit value:
    Beginning of period                    $10.04
    End of period                          $8.54
  Accumulation units outstanding
  at the end of period                     18,745

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(89)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.98          $7.73
    End of period                           N/A             N/A             N/A           $10.17          $9.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,521

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(89)

  Accumulation unit value:
    Beginning of period                    $9.99
    End of period                          $7.73
  Accumulation units outstanding
  at the end of period                      312


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(50)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14          $8.14
    End of period                           N/A             N/A             N/A           $10.36          $10.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            24,723

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(50)

  Accumulation unit value:
    Beginning of period                    $9.52
    End of period                          $8.14
  Accumulation units outstanding
  at the end of period                     21,207

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.61           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,628            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(108)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.49          $8.19
    End of period                           N/A             N/A             N/A           $10.72          $10.49
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            37,162

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(108)

  Accumulation unit value:
    Beginning of period                    $10.25
    End of period                          $8.19
  Accumulation units outstanding
  at the end of period                     10,640


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(47)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.26          $8.03
    End of period                           N/A             N/A             N/A           $10.45          $10.26
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           206,291

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(47)

  Accumulation unit value:
    Beginning of period                    $10.05
    End of period                          $8.03
  Accumulation units outstanding
  at the end of period                     38,840

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(83)

  Accumulation unit value:
    Beginning of period                    $15.39          $13.51          $12.64         $11.38          $9.11
    End of period                          $16.56          $15.39          $13.51         $12.64          $11.38
  Accumulation units outstanding
  at the end of period                    286,090         313,782         342,121         445,283         87,380

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(83)

  Accumulation unit value:
    Beginning of period                    $11.39
    End of period                          $9.11
  Accumulation units outstanding
  at the end of period                     28,707

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(786)

  Accumulation unit value:
    Beginning of period                    $11.21          $10.54          $10.26           N/A            N/A
    End of period                          $11.74          $11.21          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     84,930          62,164          35,109           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(56)

  Accumulation unit value:
    Beginning of period                    $15.33          $13.63          $12.87         $11.72          $9.77
    End of period                          $16.42          $15.33          $13.63         $12.87          $11.72
  Accumulation units outstanding
  at the end of period                    562,871         652,908         693,179         742,134        483,690

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(56)

  Accumulation unit value:
    Beginning of period                    $11.03
    End of period                          $9.77
  Accumulation units outstanding
  at the end of period                    139,370

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(780)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.87          $10.54           N/A            N/A
    End of period                          $12.56          $11.83          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     89,571          28,368          19,509           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(780)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $14.57          $13.18          $12.56         $11.63          $10.02
    End of period                          $15.60          $14.57          $13.18         $12.56          $11.63
  Accumulation units outstanding
  at the end of period                    587,399         613,906         633,091         583,823        338,666

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $11.17
    End of period                          $10.02
  Accumulation units outstanding
  at the end of period                    100,482

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.49           N/A             N/A             N/A            N/A
    End of period                          $11.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,429            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(77)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.98          $8.53
    End of period                           N/A             N/A             N/A           $11.24          $10.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            31,673

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(77)

  Accumulation unit value:
    Beginning of period                    $11.43
    End of period                          $8.53
  Accumulation units outstanding
  at the end of period                     29,769

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(73)

  Accumulation unit value:
    Beginning of period                    $26.65          $23.79          $22.92         $20.97          $17.50
    End of period                          $28.23          $26.65          $23.79         $22.92          $20.97
  Accumulation units outstanding
  at the end of period                    110,773         113,922         105,312         115,394         78,075

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(73)

  Accumulation unit value:
    Beginning of period                    $18.79
    End of period                          $17.50
  Accumulation units outstanding
  at the end of period                     18,956


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(52)

  Accumulation unit value:
    Beginning of period                    $12.69          $12.32          $12.17         $12.25          $12.37
    End of period                          $13.10          $12.69          $12.32         $12.17          $12.25
  Accumulation units outstanding
  at the end of period                    156,214          67,673          38,785         47,302          26,645

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(52)

  Accumulation unit value:
    Beginning of period                    $12.41
    End of period                          $12.37
  Accumulation units outstanding
  at the end of period                     55,558

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(242)

  Accumulation unit value:
    Beginning of period                    $20.87          $17.51          $16.43         $14.52          $10.93
    End of period                          $22.18          $20.87          $17.51         $16.43          $14.52
  Accumulation units outstanding
  at the end of period                     49,617          48,084          40,503         57,418          27,733

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(242)

  Accumulation unit value:
    Beginning of period                    $11.19
    End of period                          $10.93
  Accumulation units outstanding
  at the end of period                      166


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $30.07          $26.84          $25.66         $23.70          $18.42
    End of period                          $32.64          $30.07          $26.84         $25.66          $23.70
  Accumulation units outstanding
  at the end of period                     68,755          53,117          63,086         64,981          53,649

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $22.77
    End of period                          $18.42
  Accumulation units outstanding
  at the end of period                     22,644

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(56)

  Accumulation unit value:
    Beginning of period                    $39.44          $37.47          $33.32         $28.64          $20.96
    End of period                          $45.56          $39.44          $37.47         $33.32          $28.64
  Accumulation units outstanding
  at the end of period                     49,503          46,593          60,832         65,787          54,288

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(56)

  Accumulation unit value:
    Beginning of period                    $25.75
    End of period                          $20.96
  Accumulation units outstanding
  at the end of period                     19,061


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(56)

  Accumulation unit value:
    Beginning of period                    $16.32          $13.80          $13.19         $11.61          $9.07
    End of period                          $16.22          $16.32          $13.80         $13.19          $11.61
  Accumulation units outstanding
  at the end of period                    155,647         123,195         152,077         165,555        113,931

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(56)

  Accumulation unit value:
    Beginning of period                    $10.79
    End of period                          $9.07
  Accumulation units outstanding
  at the end of period                     50,904

Accumulation Unit Values
Contract with Endorsements - 1.495%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.99           N/A             N/A             N/A            N/A
    End of period                          $12.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,202           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division(1293)

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $9.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,288           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division(1293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.31           N/A             N/A             N/A            N/A
    End of period                          $20.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,354            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.88           N/A             N/A             N/A            N/A
    End of period                          $17.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,186            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1312)

  Accumulation unit value:
    Beginning of period                    $11.90           N/A             N/A             N/A            N/A
    End of period                          $14.13           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,522            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.69           N/A             N/A             N/A            N/A
    End of period                          $12.09           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,866            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.38           N/A             N/A             N/A            N/A
    End of period                          $11.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,839           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $9.79            N/A             N/A             N/A            N/A
    End of period                          $10.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,618           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.60           N/A             N/A             N/A            N/A
    End of period                          $19.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,760           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.93           N/A             N/A             N/A            N/A
    End of period                          $12.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,399           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.79           N/A             N/A             N/A            N/A
    End of period                          $20.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,186           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1312)

  Accumulation unit value:
    Beginning of period                    $14.45           N/A             N/A             N/A            N/A
    End of period                          $13.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,151            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                    $26.77           N/A             N/A             N/A            N/A
    End of period                          $37.09           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,886            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.35           N/A             N/A             N/A            N/A
    End of period                          $16.19           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,291           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.61           N/A             N/A             N/A            N/A
    End of period                          $15.07           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,818            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.77           N/A             N/A             N/A            N/A
    End of period                          $17.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,233            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.14           N/A             N/A             N/A            N/A
    End of period                          $14.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,889           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.32           N/A             N/A             N/A            N/A
    End of period                          $15.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,715           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1293)

  Accumulation unit value:
    Beginning of period                    $12.75           N/A             N/A             N/A            N/A
    End of period                          $13.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,326            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $29.90           N/A             N/A             N/A            N/A
    End of period                          $32.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,030            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 1.50%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(281)

  Accumulation unit value:
    Beginning of period                    $17.58          $14.56          $13.35         $11.65          $8.42
    End of period                          $19.01          $17.58          $14.56         $13.35          $11.65
  Accumulation units outstanding
  at the end of period                    378,166         314,571         197,196         113,095         66,299

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(281)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(274)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.78          $11.15         $10.29          $7.86
    End of period                          $14.27          $12.52          $11.78         $11.15          $10.29
  Accumulation units outstanding
  at the end of period                    552,376         487,612         450,551         358,184        178,781

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(278)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.42          $7.39
    End of period                           N/A             N/A             N/A            $9.21          $9.42
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            14,913

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $15.56          $11.58          $10.00           N/A            N/A
    End of period                          $13.03          $15.56          $11.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                    612,740         504,755          77,842           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(274)

  Accumulation unit value:
    Beginning of period                    $14.33          $12.70          $11.89         $11.30          $7.75
    End of period                          $15.72          $14.33          $12.70         $11.89          $11.30
  Accumulation units outstanding
  at the end of period                    182,430         177,637         207,652         185,860        138,330

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(274)

  Accumulation unit value:
    Beginning of period                    $19.78          $19.13          $17.29         $16.71          $12.11
    End of period                          $21.48          $19.78          $19.13         $17.29          $16.71
  Accumulation units outstanding
  at the end of period                       -            124,232         113,651         119,675        128,667

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(274)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.86           $9.42          $7.20
    End of period                           N/A             N/A            $8.97           $9.86          $9.42
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            86,224          78,528

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(284)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.00          $10.15          $9.41          $8.14
    End of period                          $12.77          $12.01          $11.00         $10.15          $9.41
  Accumulation units outstanding
  at the end of period                    532,696         380,726         303,094         308,511        240,075

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(587)

  Accumulation unit value:
    Beginning of period                    $25.76          $23.08          $22.99         $20.54           N/A
    End of period                          $30.62          $25.76          $23.08         $22.99           N/A
  Accumulation units outstanding
  at the end of period                    106,841          22,753          9,403            886            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,235            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(274)

  Accumulation unit value:
    Beginning of period                    $27.48          $26.67          $25.86         $23.51          $16.91
    End of period                          $29.71          $27.48          $26.67         $25.86          $23.51
  Accumulation units outstanding
  at the end of period                    102,054          75,265          37,211         58,777          53,728

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $13.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    859,276           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $10.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     79,787           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(285)

  Accumulation unit value:
    Beginning of period                    $19.21          $17.36          $17.05         $16.27          $12.14
    End of period                          $19.04          $19.21          $17.36         $17.05          $16.27
  Accumulation units outstanding
  at the end of period                    185,089         180,777         239,389         201,640        122,214

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(285)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(285)

  Accumulation unit value:
    Beginning of period                    $23.19          $19.60          $19.41         $16.59          $10.41
    End of period                          $25.61          $23.19          $19.60         $19.41          $16.59
  Accumulation units outstanding
  at the end of period                    204,631         139,411         105,213         103,984         49,816

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(285)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   4,062,870          N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.01           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    267,770           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.00           N/A             N/A            N/A
    End of period                          $10.90          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    832,281         276,208           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    272,718           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $12.66          $10.92          $10.00           N/A            N/A
    End of period                          $11.71          $12.66          $10.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                    201,433         163,803          28,975           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(274)

  Accumulation unit value:
    Beginning of period                    $19.24          $18.65          $18.45         $17.52          $15.95
    End of period                          $20.28          $19.24          $18.65         $18.45          $17.52
  Accumulation units outstanding
  at the end of period                    792,927         630,740         493,093         335,446        149,590

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                    $12.86          $11.28          $10.00           N/A            N/A
    End of period                          $13.02          $12.86          $11.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                    308,600         225,497         137,140           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.21          $10.00           N/A             N/A            N/A
    End of period                          $10.54          $10.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    210,446         135,651           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(285)

  Accumulation unit value:
    Beginning of period                    $15.79          $12.14          $10.39          $8.61          $5.43
    End of period                          $17.41          $15.79          $12.14         $10.39          $8.61
  Accumulation units outstanding
  at the end of period                   1,015,345        769,872         392,803         277,805         82,807

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(285)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(274)

  Accumulation unit value:
    Beginning of period                    $24.02          $21.76          $20.81         $17.90          $12.90
    End of period                          $25.55          $24.02          $21.76         $20.81          $17.90
  Accumulation units outstanding
  at the end of period                     88,911          50,765          41,938         31,977          18,467

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(277)

  Accumulation unit value:
    Beginning of period                    $15.83          $15.56          $15.43         $15.09          $15.29
    End of period                          $16.59          $15.83          $15.56         $15.43          $15.09
  Accumulation units outstanding
  at the end of period                    410,383         375,838         341,607         322,313        205,423

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(277)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.88          $9.99            N/A             N/A            N/A
    End of period                          $14.13          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    800,421         162,454           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(274)

  Accumulation unit value:
    Beginning of period                    $20.72          $18.36          $17.13         $13.94          $10.44
    End of period                          $19.88          $20.72          $18.36         $17.13          $13.94
  Accumulation units outstanding
  at the end of period                    404,251         405,820         369,586         320,022        142,114

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(278)

  Accumulation unit value:
    Beginning of period                    $17.24          $14.98          $14.53         $12.79          $8.88
    End of period                          $15.83          $17.24          $14.98         $14.53          $12.79
  Accumulation units outstanding
  at the end of period                    372,510         372,906         304,585         314,682        210,425

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    262,173           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(182)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.42          $11.94          $9.95          $7.60
    End of period                          $12.09          $12.63          $11.42         $11.94          $9.95
  Accumulation units outstanding
  at the end of period                   3,887,653       3,899,166       3,364,273       2,738,002      1,060,713

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(182)

  Accumulation unit value:
    Beginning of period                    $8.15
    End of period                          $7.60
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(272)

  Accumulation unit value:
    Beginning of period                    $11.35          $11.12          $11.08         $10.85          $10.76
    End of period                          $11.90          $11.35          $11.12         $11.08          $10.85
  Accumulation units outstanding
  at the end of period                   1,311,028       1,085,503        901,613         759,437        280,251

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(272)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(488)

  Accumulation unit value:
    Beginning of period                    $6.06           $4.52           $4.54           $4.03           N/A
    End of period                          $6.22           $6.06           $4.52           $4.54           N/A
  Accumulation units outstanding
  at the end of period                    501,754         440,482          83,801         85,003           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(488)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(487)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.44          $10.86          $9.93           N/A
    End of period                          $10.59          $11.67          $10.44         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     56,290          71,431          43,844         24,567           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(182)

  Accumulation unit value:
    Beginning of period                    $11.36          $8.90           $9.58           $9.45          $7.63
    End of period                          $11.30          $11.36          $8.90           $9.58          $9.45
  Accumulation units outstanding
  at the end of period                   4,836,688       4,976,483       4,193,235       3,323,866      1,332,348

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(182)

  Accumulation unit value:
    Beginning of period                    $7.38
    End of period                          $7.63
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.00           N/A             N/A            N/A
    End of period                          $10.48          $11.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,212,748       1,468,589          N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(307)

  Accumulation unit value:
    Beginning of period                    $9.78           $8.50           $8.28           $7.55          $5.88
    End of period                          $10.00          $9.78           $8.50           $8.28          $7.55
  Accumulation units outstanding
  at the end of period                    444,260         312,927         278,981         315,293        116,160

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $14.78          $12.64          $12.09         $10.82          $10.60
    End of period                          $12.03          $14.78          $12.64         $12.09          $10.82
  Accumulation units outstanding
  at the end of period                    204,839         159,484          99,089         75,068           529

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(182)

  Accumulation unit value:
    Beginning of period                    $17.61          $12.76          $11.75          $9.31          $7.10
    End of period                          $19.27          $17.61          $12.76         $11.75          $9.31
  Accumulation units outstanding
  at the end of period                   4,204,001       4,172,639       3,531,894       2,791,850       944,569

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(182)

  Accumulation unit value:
    Beginning of period                    $7.47
    End of period                          $7.10
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $11.93          $11.39          $10.75         $10.55          $10.34
    End of period                          $12.64          $11.93          $11.39         $10.75          $10.55
  Accumulation units outstanding
  at the end of period                    322,347         298,063         263,843         154,680          542

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    197,636           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(272)

  Accumulation unit value:
    Beginning of period                    $18.73          $15.14          $13.56         $11.52          $8.12
    End of period                          $20.36          $18.73          $15.14         $13.56          $11.52
  Accumulation units outstanding
  at the end of period                   1,614,953       1,652,526       1,275,918       1,062,863       414,962

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(272)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                    $13.92          $11.89          $10.91          $9.91           N/A
    End of period                          $13.91          $13.92          $11.89         $10.91           N/A
  Accumulation units outstanding
  at the end of period                   23,711,605      14,494,580      3,931,018        301,453          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.73          $9.42            N/A             N/A            N/A
    End of period                          $12.00          $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,058,347        502,032           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.56          $10.83          $9.94           N/A
    End of period                          $12.78          $10.90          $10.56         $10.83           N/A
  Accumulation units outstanding
  at the end of period                    430,691         292,545         153,997         44,593           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1314)

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $11.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    262,022           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(488)

  Accumulation unit value:
    Beginning of period                    $27.82          $23.38          $17.35         $13.42           N/A
    End of period                          $37.08          $27.82          $23.38         $17.35           N/A
  Accumulation units outstanding
  at the end of period                    596,312         427,959         273,368         140,481          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(488)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(182)

  Accumulation unit value:
    Beginning of period                    $13.85          $13.44          $9.94           $8.57          $7.32
    End of period                          $14.33          $13.85          $13.44          $9.94          $8.57
  Accumulation units outstanding
  at the end of period                   3,980,789       3,975,366       3,739,429       3,073,786      1,130,204

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(182)

  Accumulation unit value:
    Beginning of period                    $8.46
    End of period                          $7.32
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.20          $9.90            N/A             N/A            N/A
    End of period                          $10.81          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    107,720          74,048           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(272)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.15          $12.83         $11.24          $7.95
    End of period                          $16.18          $15.29          $14.15         $12.83          $11.24
  Accumulation units outstanding
  at the end of period                   1,595,356       1,606,763       1,558,311       1,334,828       622,504

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(272)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(272)

  Accumulation unit value:
    Beginning of period                    $12.22          $10.78          $10.48          $9.67          $7.31
    End of period                          $12.62          $12.22          $10.78         $10.48          $9.67
  Accumulation units outstanding
  at the end of period                   2,806,928       2,778,470       2,379,973       2,064,234       987,736

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(272)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $8.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    199,162           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(182)

  Accumulation unit value:
    Beginning of period                    $21.26          $19.72          $18.37         $16.57          $11.36
    End of period                          $18.76          $21.26          $19.72         $18.37          $16.57
  Accumulation units outstanding
  at the end of period                   2,292,773       2,281,691       2,005,394       1,592,203       590,024

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(182)

  Accumulation unit value:
    Beginning of period                    $11.35
    End of period                          $11.36
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(272)

  Accumulation unit value:
    Beginning of period                    $15.62          $13.50          $13.14         $11.36          $7.41
    End of period                          $15.06          $15.62          $13.50         $13.14          $11.36
  Accumulation units outstanding
  at the end of period                   1,270,842       1,289,269       1,174,589       1,030,365       457,554

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(272)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(488)

  Accumulation unit value:
    Beginning of period                    $6.21           $5.76           $5.71           $5.90           N/A
    End of period                          $7.00           $6.21           $5.76           $5.71           N/A
  Accumulation units outstanding
  at the end of period                    549,858         314,183         204,763         115,754          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(488)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                    $15.18          $15.63          $11.43         $10.00           N/A
    End of period                          $17.87          $15.18          $15.63         $11.43           N/A
  Accumulation units outstanding
  at the end of period                   3,677,242       3,106,852       1,378,283        154,601          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                    $13.24          $11.98          $11.08          $9.76           N/A
    End of period                          $14.44          $13.24          $11.98         $11.08           N/A
  Accumulation units outstanding
  at the end of period                   1,357,105       1,328,131        709,018         101,868          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(279)

  Accumulation unit value:
    Beginning of period                    $14.58          $12.66          $11.30          $9.72          $6.57
    End of period                          $15.27          $14.58          $12.66         $11.30          $9.72
  Accumulation units outstanding
  at the end of period                    685,880         569,061         438,706         441,117        230,217

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(285)

  Accumulation unit value:
    Beginning of period                    $9.08           $8.79           $8.18           $7.96          $6.47
    End of period                          $9.81           $9.08           $8.79           $8.18          $7.96
  Accumulation units outstanding
  at the end of period                       -            109,834         111,391         103,692         48,275

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(285)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    231,032           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(271)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.98          $13.87         $13.48          $13.18
    End of period                          $15.20          $14.25          $13.98         $13.87          $13.48
  Accumulation units outstanding
  at the end of period                   1,956,300       1,469,541       1,166,464        890,922        621,948

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(271)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $24.01          $21.43          $20.00         $17.96          $13.55
    End of period                          $21.94          $24.01          $21.43         $20.00          $17.96
  Accumulation units outstanding
  at the end of period                     14,283          10,197          10,951          7,597          5,621

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(274)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.37          $13.35
    End of period                           N/A             N/A             N/A           $15.88          $15.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           328,180

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.02          $12.99         $12.63           N/A
    End of period                          $13.81          $14.17          $13.02         $12.99           N/A
  Accumulation units outstanding
  at the end of period                    866,607         882,962         671,276         694,464          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(281)

  Accumulation unit value:
    Beginning of period                    $22.60          $20.29          $19.64         $18.16          $13.82
    End of period                          $21.01          $22.60          $20.29         $19.64          $18.16
  Accumulation units outstanding
  at the end of period                    129,378         159,025         147,411         132,011         75,797

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(281)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(274)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.33           $7.54           $6.45          $4.73
    End of period                          $8.48           $8.68           $8.33           $7.54          $6.45
  Accumulation units outstanding
  at the end of period                       -             73,776          82,055         69,530          58,509

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    268,409           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,175            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(279)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.27          $8.23
    End of period                           N/A             N/A             N/A           $10.45          $10.27
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           130,451

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(353)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.97          $8.75
    End of period                           N/A             N/A             N/A           $10.16          $9.97
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            32,367

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(372)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13          $8.96
    End of period                           N/A             N/A             N/A           $10.34          $10.13
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            70,224

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    106,436           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $10.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    194,473           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    159,577           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1460)

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,532            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.46          $8.20
    End of period                           N/A             N/A             N/A           $10.68          $10.46
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            96,484

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(273)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.23          $7.66
    End of period                           N/A             N/A             N/A           $10.42          $10.23
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           342,592

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,761            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(286)

  Accumulation unit value:
    Beginning of period                    $15.32          $13.46          $12.59         $11.35          $8.40
    End of period                          $16.48          $15.32          $13.46         $12.59          $11.35
  Accumulation units outstanding
  at the end of period                   2,431,231       2,279,405       2,279,364       2,477,770       447,513

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(286)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(703)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.54          $10.31         $10.14           N/A
    End of period                          $11.72          $11.20          $10.54         $10.31           N/A
  Accumulation units outstanding
  at the end of period                    474,569         239,797          81,549          7,172           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(703)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(270)

  Accumulation unit value:
    Beginning of period                    $15.26          $13.57          $12.82         $11.68          $9.49
    End of period                          $16.34          $15.26          $13.57         $12.82          $11.68
  Accumulation units outstanding
  at the end of period                   4,861,321       4,691,990       4,175,488       3,979,383      1,937,017

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(270)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(678)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.86          $10.50          $9.97           N/A
    End of period                          $12.54          $11.81          $10.86         $10.50           N/A
  Accumulation units outstanding
  at the end of period                   1,451,823        983,837         351,778         133,708          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(269)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.13          $12.52         $11.60          $9.72
    End of period                          $15.52          $14.51          $13.13         $12.52          $11.60
  Accumulation units outstanding
  at the end of period                   4,317,116       3,243,455       2,138,545       1,517,827       855,504

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(269)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1046)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.28           N/A             N/A            N/A
    End of period                          $11.67          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,021          15,879           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.23           N/A             N/A            N/A
    End of period                          $11.83          $10.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,184          4,139            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1040)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.34           N/A             N/A            N/A
    End of period                          $11.98          $11.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,460          18,140           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1040)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1029)

  Accumulation unit value:
    Beginning of period                    $10.59          $9.97            N/A             N/A            N/A
    End of period                          $11.15          $10.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    117,219          46,512           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,112            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(284)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.95          $7.75
    End of period                           N/A             N/A             N/A           $11.20          $10.95
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           304,722

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(278)

  Accumulation unit value:
    Beginning of period                    $26.49          $23.66          $22.81         $20.88          $16.89
    End of period                          $28.05          $26.49          $23.66         $22.81          $20.88
  Accumulation units outstanding
  at the end of period                    738,848         464,283         398,584         340,031        129,290

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(273)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.26          $12.12         $12.20          $12.32
    End of period                          $13.03          $12.62          $12.26         $12.12          $12.20
  Accumulation units outstanding
  at the end of period                   2,294,061        515,586         190,178         122,952         66,930

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(278)

  Accumulation unit value:
    Beginning of period                    $20.83          $17.48          $16.41         $14.51          $10.29
    End of period                          $22.12          $20.83          $17.48         $16.41          $14.51
  Accumulation units outstanding
  at the end of period                    424,912         344,992         192,819         191,342         78,153

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(277)

  Accumulation unit value:
    Beginning of period                    $29.90          $26.69          $25.54         $23.59          $17.58
    End of period                          $32.43          $29.90          $26.69         $25.54          $23.59
  Accumulation units outstanding
  at the end of period                    559,920         393,940         361,785         311,131        134,271

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(277)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(274)

  Accumulation unit value:
    Beginning of period                    $39.21          $37.27          $33.16         $28.51          $19.78
    End of period                          $45.27          $39.21          $37.27         $33.16          $28.51
  Accumulation units outstanding
  at the end of period                    391,195         282,046         228,452         223,821        148,119

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(277)

  Accumulation unit value:
    Beginning of period                    $16.27          $13.76          $13.16         $11.59          $8.36
    End of period                          $16.16          $16.27          $13.76         $13.16          $11.59
  Accumulation units outstanding
  at the end of period                    939,434         856,874         745,214         734,379        391,316

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(277)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.52%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.97           N/A             N/A             N/A            N/A
    End of period                          $12.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,643            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.83           N/A             N/A             N/A            N/A
    End of period                          $13.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,283            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1260)

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,143            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.84           N/A             N/A             N/A            N/A
    End of period                          $17.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,561            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1260)

  Accumulation unit value:
    Beginning of period                    $11.28           N/A             N/A             N/A            N/A
    End of period                          $14.12           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,704            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1330)

  Accumulation unit value:
    Beginning of period                    $10.31           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    108,160           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1330)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.37           N/A             N/A             N/A            N/A
    End of period                          $11.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,958           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.81           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,789            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $9.77            N/A             N/A             N/A            N/A
    End of period                          $9.98            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,738            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.57           N/A             N/A             N/A            N/A
    End of period                          $19.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,197            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(1260)

  Accumulation unit value:
    Beginning of period                    $19.63           N/A             N/A             N/A            N/A
    End of period                          $20.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,188           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.82           N/A             N/A             N/A            N/A
    End of period                          $13.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,873           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1224)

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $12.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,255            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                    $26.72           N/A             N/A             N/A            N/A
    End of period                          $37.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,961            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1260)

  Accumulation unit value:
    Beginning of period                    $16.39           N/A             N/A             N/A            N/A
    End of period                          $16.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,047           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index
Division(1260)

  Accumulation unit value:
    Beginning of period                    $12.47           N/A             N/A             N/A            N/A
    End of period                          $12.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,753           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index
Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(1260)

  Accumulation unit value:
    Beginning of period                    $16.28           N/A             N/A             N/A            N/A
    End of period                          $15.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,408            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.77           N/A             N/A             N/A            N/A
    End of period                          $17.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,698            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.29           N/A             N/A             N/A            N/A
    End of period                          $15.17           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,864            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1369)

  Accumulation unit value:
    Beginning of period                    $12.83           N/A             N/A             N/A            N/A
    End of period                          $12.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,243           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1369)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.26           N/A             N/A             N/A            N/A
    End of period                          $16.14           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,438            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.545%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(159)

  Accumulation unit value:
    Beginning of period                    $17.49          $14.49          $13.29         $11.61          $9.17
    End of period                          $18.91          $17.49          $14.49         $13.29          $11.61
  Accumulation units outstanding
  at the end of period                     30,079          23,217          21,795         19,980          19,379

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(159)

  Accumulation unit value:
    Beginning of period                    $9.76
    End of period                          $9.17
  Accumulation units outstanding
  at the end of period                     4,655

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(164)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.76          $11.13         $10.28          $8.03
    End of period                          $14.23          $12.49          $11.76         $11.13          $10.28
  Accumulation units outstanding
  at the end of period                     68,114          62,312          65,483         75,543          54,225

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(164)

  Accumulation unit value:
    Beginning of period                    $8.13
    End of period                          $8.03
  Accumulation units outstanding
  at the end of period                     2,287


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(263)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.41          $7.41
    End of period                           N/A             N/A             N/A            $9.20          $9.41
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            24,510

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(850)

  Accumulation unit value:
    Beginning of period                    $15.55          $11.58          $10.75           N/A            N/A
    End of period                          $13.01          $15.55          $11.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,319          28,960          6,397            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(159)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.68          $11.87         $11.29          $8.28
    End of period                          $15.67          $14.29          $12.68         $11.87          $11.29
  Accumulation units outstanding
  at the end of period                     10,073          16,220          18,373         32,620          33,557

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(159)

  Accumulation unit value:
    Beginning of period                    $8.43
    End of period                          $8.28
  Accumulation units outstanding
  at the end of period                     3,341

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(164)

  Accumulation unit value:
    Beginning of period                    $19.68          $19.04          $17.22         $16.65          $12.50
    End of period                          $21.37          $19.68          $19.04         $17.22          $16.65
  Accumulation units outstanding
  at the end of period                       -             20,249          23,345         28,326          35,744

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(164)

  Accumulation unit value:
    Beginning of period                    $12.75
    End of period                          $12.50
  Accumulation units outstanding
  at the end of period                     3,303


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(159)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.83           $9.39          $7.67
    End of period                           N/A             N/A            $8.94           $9.83          $9.39
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            12,422         124,217

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(159)

  Accumulation unit value:
    Beginning of period                    $8.10
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                     8,456

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(160)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.98          $10.13          $9.40          $8.39
    End of period                          $12.73          $11.97          $10.98         $10.13          $9.40
  Accumulation units outstanding
  at the end of period                    107,454          90,812          69,065         65,566          74,257

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(160)

  Accumulation unit value:
    Beginning of period                    $8.45
    End of period                          $8.39
  Accumulation units outstanding
  at the end of period                     6,710


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(720)

  Accumulation unit value:
    Beginning of period                    $25.63          $22.97          $22.89         $22.52           N/A
    End of period                          $30.44          $25.63          $22.97         $22.89           N/A
  Accumulation units outstanding
  at the end of period                     6,287            647             613             388            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1461)

  Accumulation unit value:
    Beginning of period                    $9.48            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      473             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(164)

  Accumulation unit value:
    Beginning of period                    $27.34          $26.54          $25.75         $23.42          $17.56
    End of period                          $29.54          $27.34          $26.54         $25.75          $23.42
  Accumulation units outstanding
  at the end of period                     7,996           9,147           13,991         21,339          53,941

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(164)

  Accumulation unit value:
    Beginning of period                    $16.85
    End of period                          $17.56
  Accumulation units outstanding
  at the end of period                       66

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $13.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     99,680           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.73           N/A             N/A             N/A            N/A
    End of period                          $10.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,338            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(132)

  Accumulation unit value:
    Beginning of period                    $19.13          $17.29          $16.98         $16.22          $13.23
    End of period                          $18.94          $19.13          $17.29         $16.98          $16.22
  Accumulation units outstanding
  at the end of period                     11,144          15,804          17,911         21,656          19,950

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(132)

  Accumulation unit value:
    Beginning of period                    $15.57
    End of period                          $13.23
  Accumulation units outstanding
  at the end of period                     4,917


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(132)

  Accumulation unit value:
    Beginning of period                    $23.09          $19.52          $19.34         $16.53          $12.00
    End of period                          $25.48          $23.09          $19.52         $19.34          $16.53
  Accumulation units outstanding
  at the end of period                     15,250          18,596          17,271         19,439          15,656

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(132)

  Accumulation unit value:
    Beginning of period                    $14.84
    End of period                          $12.00
  Accumulation units outstanding
  at the end of period                     2,650

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    124,483           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,137            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.95            N/A             N/A            N/A
    End of period                          $10.90          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     90,270          22,861           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.88            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,919           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $12.65          $10.92          $10.62           N/A            N/A
    End of period                          $11.69          $12.65          $10.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,301           7,087           3,112            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(164)

  Accumulation unit value:
    Beginning of period                    $19.14          $18.56          $18.37         $17.45          $15.61
    End of period                          $20.16          $19.14          $18.56         $18.37          $17.45
  Accumulation units outstanding
  at the end of period                     58,683          69,955          69,554         55,467          33,046

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(164)

  Accumulation unit value:
    Beginning of period                    $14.59
    End of period                          $15.61
  Accumulation units outstanding
  at the end of period                     1,390

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $12.85          $11.27          $10.72           N/A            N/A
    End of period                          $13.00          $12.85          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,797          21,799          9,053            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.53          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,846          6,012            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(323)

  Accumulation unit value:
    Beginning of period                    $15.72          $12.10          $10.36          $8.59          $6.42
    End of period                          $17.33          $15.72          $12.10         $10.36          $8.59
  Accumulation units outstanding
  at the end of period                     79,260          78,483          55,916         46,378          21,969

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(323)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(263)

  Accumulation unit value:
    Beginning of period                    $23.90          $21.66          $20.72         $17.83          $13.00
    End of period                          $25.40          $23.90          $21.66         $20.72          $17.83
  Accumulation units outstanding
  at the end of period                     17,532          14,621          17,634         20,795          21,738

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(132)

  Accumulation unit value:
    Beginning of period                    $15.75          $15.49          $15.37         $15.03          $15.08
    End of period                          $16.49          $15.75          $15.49         $15.37          $15.03
  Accumulation units outstanding
  at the end of period                     41,806          35,287          46,681         50,258          57,229

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(132)

  Accumulation unit value:
    Beginning of period                    $14.04
    End of period                          $15.08
  Accumulation units outstanding
  at the end of period                     17,779


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.88          $9.48            N/A             N/A            N/A
    End of period                          $14.12          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,495          34,036           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(129)

  Accumulation unit value:
    Beginning of period                    $20.64          $18.29          $17.07         $13.90          $10.95
    End of period                          $19.79          $20.64          $18.29         $17.07          $13.90
  Accumulation units outstanding
  at the end of period                     51,352          54,673          70,066         65,983          97,038

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(129)

  Accumulation unit value:
    Beginning of period                    $12.87
    End of period                          $10.95
  Accumulation units outstanding
  at the end of period                     6,664


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(129)

  Accumulation unit value:
    Beginning of period                    $17.17          $14.93          $14.49         $12.75          $9.33
    End of period                          $15.76          $17.17          $14.93         $14.49          $12.75
  Accumulation units outstanding
  at the end of period                     31,974          43,889          54,311         61,703          65,931

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(129)

  Accumulation unit value:
    Beginning of period                    $11.44
    End of period                          $9.33
  Accumulation units outstanding
  at the end of period                     4,788

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                    $10.49           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,715            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(126)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.39          $11.92          $9.93          $7.59
    End of period                          $12.04          $12.59          $11.39         $11.92          $9.93
  Accumulation units outstanding
  at the end of period                    219,570         327,582         413,406         492,656        359,606

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(126)

  Accumulation unit value:
    Beginning of period                    $9.55
    End of period                          $7.59
  Accumulation units outstanding
  at the end of period                     39,076

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(249)

  Accumulation unit value:
    Beginning of period                    $11.33          $11.10          $11.07         $10.84          $10.61
    End of period                          $11.87          $11.33          $11.10         $11.07          $10.84
  Accumulation units outstanding
  at the end of period                     82,390          85,627          73,100         65,895          48,488

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(249)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(514)

  Accumulation unit value:
    Beginning of period                    $6.04           $4.50           $4.53           $4.31           N/A
    End of period                          $6.20           $6.04           $4.50           $4.53           N/A
  Accumulation units outstanding
  at the end of period                     15,607          6,976           1,109          26,260           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(569)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.41          $10.83          $9.93           N/A
    End of period                          $10.55          $11.63          $10.41         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     3,181           5,639           1,859           1,401           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(126)

  Accumulation unit value:
    Beginning of period                    $11.32          $8.87           $9.55           $9.43          $7.62
    End of period                          $11.26          $11.32          $8.87           $9.55          $9.43
  Accumulation units outstanding
  at the end of period                    261,899         398,366         448,970         517,890        418,071

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(126)

  Accumulation unit value:
    Beginning of period                    $9.18
    End of period                          $7.62
  Accumulation units outstanding
  at the end of period                     36,225

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(995)

  Accumulation unit value:
    Beginning of period                    $11.82          $9.91            N/A             N/A            N/A
    End of period                          $10.47          $11.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,170          44,855           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(995)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(263)

  Accumulation unit value:
    Beginning of period                    $9.75           $8.48           $8.26           $7.54          $5.71
    End of period                          $9.96           $9.75           $8.48           $8.26          $7.54
  Accumulation units outstanding
  at the end of period                     92,017          78,207          72,729         95,963          68,767

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(496)

  Accumulation unit value:
    Beginning of period                    $14.73          $12.60          $12.06         $10.99           N/A
    End of period                          $11.99          $14.73          $12.60         $12.06           N/A
  Accumulation units outstanding
  at the end of period                     2,603           4,795            381             703            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(496)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(144)

  Accumulation unit value:
    Beginning of period                    $17.55          $12.72          $11.72          $9.29          $7.09
    End of period                          $19.20          $17.55          $12.72         $11.72          $9.29
  Accumulation units outstanding
  at the end of period                    242,491         299,139         329,802         332,195        193,739

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(144)

  Accumulation unit value:
    Beginning of period                    $8.32
    End of period                          $7.09
  Accumulation units outstanding
  at the end of period                     25,238

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.36          $10.72         $10.52          $10.52
    End of period                          $12.59          $11.89          $11.36         $10.72          $10.52
  Accumulation units outstanding
  at the end of period                     22,649          15,685          14,759          8,448          1,926

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1448)

  Accumulation unit value:
    Beginning of period                    $9.71            N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,142            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(126)

  Accumulation unit value:
    Beginning of period                    $18.68          $15.11          $13.54         $11.51          $8.51
    End of period                          $20.31          $18.68          $15.11         $13.54          $11.51
  Accumulation units outstanding
  at the end of period                    102,169         128,668         121,690         121,736         67,918

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(126)

  Accumulation unit value:
    Beginning of period                    $10.54
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                     2,229


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(675)

  Accumulation unit value:
    Beginning of period                    $13.90          $11.88          $10.91         $10.00           N/A
    End of period                          $13.89          $13.90          $11.88         $10.91           N/A
  Accumulation units outstanding
  at the end of period                    448,555         482,556         234,385         43,618           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1088)

  Accumulation unit value:
    Beginning of period                    $10.72          $9.18            N/A             N/A            N/A
    End of period                          $11.99          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,264           9,657            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.56          $10.83         $10.00           N/A
    End of period                          $12.76          $10.89          $10.56         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     7,005           6,090           7,923           4,980           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1330)

  Accumulation unit value:
    Beginning of period                    $10.43           N/A             N/A             N/A            N/A
    End of period                          $11.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,325           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1330)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $27.73          $23.31          $17.31         $13.18          $12.97
    End of period                          $36.94          $27.73          $23.31         $17.31          $13.18
  Accumulation units outstanding
  at the end of period                     39,557          67,037          59,999         22,442           193

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(126)

  Accumulation unit value:
    Beginning of period                    $13.81          $13.40          $9.91           $8.56          $7.31
    End of period                          $14.28          $13.81          $13.40          $9.91          $8.56
  Accumulation units outstanding
  at the end of period                    232,970         335,562         407,674         452,925        342,089

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(126)

  Accumulation unit value:
    Beginning of period                    $9.93
    End of period                          $7.31
  Accumulation units outstanding
  at the end of period                     30,184


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1119)

  Accumulation unit value:
    Beginning of period                    $10.20          $9.46            N/A             N/A            N/A
    End of period                          $10.80          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      154             143             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(126)

  Accumulation unit value:
    Beginning of period                    $15.26          $14.12          $12.81         $11.23          $8.48
    End of period                          $16.14          $15.26          $14.12         $12.81          $11.23
  Accumulation units outstanding
  at the end of period                    134,195         158,631         176,713         184,969        144,620

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(126)

  Accumulation unit value:
    Beginning of period                    $10.50
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                     4,047


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(126)

  Accumulation unit value:
    Beginning of period                    $12.19          $10.76          $10.47          $9.66          $7.68
    End of period                          $12.59          $12.19          $10.76         $10.47          $9.66
  Accumulation units outstanding
  at the end of period                    174,374         235,923         239,939         264,990        227,623

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(126)

  Accumulation unit value:
    Beginning of period                    $9.33
    End of period                          $7.68
  Accumulation units outstanding
  at the end of period                     4,153

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $8.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,613            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(126)

  Accumulation unit value:
    Beginning of period                    $21.19          $19.66          $18.33         $16.53          $11.34
    End of period                          $18.69          $21.19          $19.66         $18.33          $16.53
  Accumulation units outstanding
  at the end of period                     95,065         152,527         186,729         196,608        144,327

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(126)

  Accumulation unit value:
    Beginning of period                    $14.47
    End of period                          $11.34
  Accumulation units outstanding
  at the end of period                     21,069

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(196)

  Accumulation unit value:
    Beginning of period                    $15.59          $13.47          $13.13         $11.35          $7.90
    End of period                          $15.02          $15.59          $13.47         $13.13          $11.35
  Accumulation units outstanding
  at the end of period                     68,658          90,347         107,045         131,913        121,413

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(196)

  Accumulation unit value:
    Beginning of period                    $7.51
    End of period                          $7.90
  Accumulation units outstanding
  at the end of period                     2,031


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(521)

  Accumulation unit value:
    Beginning of period                    $6.19           $5.75           $5.70           $5.70           N/A
    End of period                          $6.98           $6.19           $5.75           $5.70           N/A
  Accumulation units outstanding
  at the end of period                     14,651          15,624          5,320            487            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                    $15.17          $15.62          $11.43         $10.00           N/A
    End of period                          $17.84          $15.17          $15.62         $11.43           N/A
  Accumulation units outstanding
  at the end of period                     92,579         120,271         112,143         15,436           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(675)

  Accumulation unit value:
    Beginning of period                    $13.22          $11.97          $11.08         $10.00           N/A
    End of period                          $14.42          $13.22          $11.97         $11.08           N/A
  Accumulation units outstanding
  at the end of period                     72,827         102,655          55,599          8,712           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $14.55          $12.63          $11.28          $9.71          $7.02
    End of period                          $15.23          $14.55          $12.63         $11.28          $9.71
  Accumulation units outstanding
  at the end of period                     38,279          60,745          50,815         56,222          54,230

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $8.72
    End of period                          $7.02
  Accumulation units outstanding
  at the end of period                     15,294


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(164)

  Accumulation unit value:
    Beginning of period                    $9.06           $8.77           $8.16           $7.95          $6.86
    End of period                          $9.79           $9.06           $8.77           $8.16          $7.95
  Accumulation units outstanding
  at the end of period                       -             31,889          22,990         14,312          13,770

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(164)

  Accumulation unit value:
    Beginning of period                    $7.11
    End of period                          $6.86
  Accumulation units outstanding
  at the end of period                     3,396

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,303           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(126)

  Accumulation unit value:
    Beginning of period                    $14.20          $13.93          $13.83         $13.45          $13.03
    End of period                          $15.13          $14.20          $13.93         $13.83          $13.45
  Accumulation units outstanding
  at the end of period                    210,891         231,207         216,520         211,650        260,024

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(126)

  Accumulation unit value:
    Beginning of period                    $12.47
    End of period                          $13.03
  Accumulation units outstanding
  at the end of period                     23,571

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(326)

  Accumulation unit value:
    Beginning of period                    $23.88          $21.32          $19.91         $17.89          $15.19
    End of period                          $21.81          $23.88          $21.32         $19.91          $17.89
  Accumulation units outstanding
  at the end of period                     2,465           2,227           1,964           2,614          3,288

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(164)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.31          $13.10
    End of period                           N/A             N/A             N/A           $15.81          $15.31
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            99,880

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(164)

  Accumulation unit value:
    Beginning of period                    $12.34
    End of period                          $13.10
  Accumulation units outstanding
  at the end of period                     2,634

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.12          $12.97          $12.95         $12.59           N/A
    End of period                          $13.74          $14.12          $12.97         $12.95           N/A
  Accumulation units outstanding
  at the end of period                     62,159          67,405          83,492         96,607           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(164)

  Accumulation unit value:
    Beginning of period                    $22.48          $20.20          $19.55         $18.09          $14.75
    End of period                          $20.89          $22.48          $20.20         $19.55          $18.09
  Accumulation units outstanding
  at the end of period                     14,037          18,251          17,068         21,426          28,142

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(164)

  Accumulation unit value:
    Beginning of period                    $14.35
    End of period                          $14.75
  Accumulation units outstanding
  at the end of period                     4,743

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(164)

  Accumulation unit value:
    Beginning of period                    $8.65           $8.31           $7.53           $6.44          $4.90
    End of period                          $8.45           $8.65           $8.31           $7.53          $6.44
  Accumulation units outstanding
  at the end of period                       -             23,386          30,342         39,385          51,333

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(164)

  Accumulation unit value:
    Beginning of period                    $4.87
    End of period                          $4.90
  Accumulation units outstanding
  at the end of period                      182


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(170)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.26          $8.53
    End of period                           N/A             N/A             N/A           $10.44          $10.26
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           103,869

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(170)

  Accumulation unit value:
    Beginning of period                    $8.77
    End of period                          $8.53
  Accumulation units outstanding
  at the end of period                      316

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(263)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.96          $7.43
    End of period                           N/A             N/A             N/A           $10.15          $9.96
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,078

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(235)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.12          $8.13
    End of period                           N/A             N/A             N/A           $10.33          $10.12
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            25,992

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(235)

  Accumulation unit value:
    Beginning of period                    $8.53
    End of period                          $8.13
  Accumulation units outstanding
  at the end of period                     7,566

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $10.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,940            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(158)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.43          $8.15
    End of period                           N/A             N/A             N/A           $10.65          $10.43
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            44,889

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(158)

  Accumulation unit value:
    Beginning of period                    $7.95
    End of period                          $8.15
  Accumulation units outstanding
  at the end of period                     5,611


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(162)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.20          $8.00
    End of period                           N/A             N/A             N/A           $10.38          $10.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           129,835

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(162)

  Accumulation unit value:
    Beginning of period                    $8.05
    End of period                          $8.00
  Accumulation units outstanding
  at the end of period                     65,085

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(138)

  Accumulation unit value:
    Beginning of period                    $15.26          $13.41          $12.56         $11.32          $9.07
    End of period                          $16.41          $15.26          $13.41         $12.56          $11.32
  Accumulation units outstanding
  at the end of period                    249,487         331,149         361,280         403,276        101,373

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(138)

  Accumulation unit value:
    Beginning of period                    $10.13
    End of period                          $9.07
  Accumulation units outstanding
  at the end of period                     2,407

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.53          $10.31          $9.96           N/A
    End of period                          $11.71          $11.19          $10.53         $10.31           N/A
  Accumulation units outstanding
  at the end of period                    266,524          27,820          21,472          1,797           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(123)

  Accumulation unit value:
    Beginning of period                    $15.20          $13.53          $12.79         $11.65          $9.72
    End of period                          $16.27          $15.20          $13.53         $12.79          $11.65
  Accumulation units outstanding
  at the end of period                    452,119         562,584         652,179         707,851        698,075

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(123)

  Accumulation unit value:
    Beginning of period                    $11.06
    End of period                          $9.72
  Accumulation units outstanding
  at the end of period                     32,796

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.86          $10.50         $10.03           N/A
    End of period                          $12.52          $11.80          $10.86         $10.50           N/A
  Accumulation units outstanding
  at the end of period                     32,536          64,653          51,241         17,830           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(138)

  Accumulation unit value:
    Beginning of period                    $14.45          $13.08          $12.48         $11.57          $9.98
    End of period                          $15.46          $14.45          $13.08         $12.48          $11.57
  Accumulation units outstanding
  at the end of period                    277,455         314,882         298,237         330,115        241,300

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(138)

  Accumulation unit value:
    Beginning of period                    $10.42
    End of period                          $9.98
  Accumulation units outstanding
  at the end of period                     27,490

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $12.18           N/A             N/A             N/A            N/A
    End of period                          $11.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,420            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.91           N/A             N/A             N/A            N/A
    End of period                          $11.14           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,374            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.92          $8.50
    End of period                           N/A             N/A             N/A           $11.17          $10.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            33,606

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(139)

  Accumulation unit value:
    Beginning of period                    $9.72
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                     1,170

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(129)

  Accumulation unit value:
    Beginning of period                    $26.35          $23.55          $22.71         $20.80          $17.38
    End of period                          $27.89          $26.35          $23.55         $22.71          $20.80
  Accumulation units outstanding
  at the end of period                     41,246          44,123          47,915         49,577          32,059

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(129)

  Accumulation unit value:
    Beginning of period                    $18.72
    End of period                          $17.38
  Accumulation units outstanding
  at the end of period                     1,033


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(161)

  Accumulation unit value:
    Beginning of period                    $12.56          $12.20          $12.07         $12.16          $12.29
    End of period                          $12.95          $12.56          $12.20         $12.07          $12.16
  Accumulation units outstanding
  at the end of period                    166,427          97,052          37,476         76,292          63,561

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(161)

  Accumulation unit value:
    Beginning of period                    $12.32
    End of period                          $12.29
  Accumulation units outstanding
  at the end of period                     7,315

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(161)

  Accumulation unit value:
    Beginning of period                    $20.78          $17.45          $16.39         $14.50          $10.66
    End of period                          $22.07          $20.78          $17.45         $16.39          $14.50
  Accumulation units outstanding
  at the end of period                     28,271          38,877          21,265         22,006          14,843

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(161)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(160)

  Accumulation unit value:
    Beginning of period                    $29.74          $26.57          $25.43         $23.50          $18.29
    End of period                          $32.25          $29.74          $26.57         $25.43          $23.50
  Accumulation units outstanding
  at the end of period                     62,133          64,420          70,179         61,193          46,762

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(160)

  Accumulation unit value:
    Beginning of period                    $18.58
    End of period                          $18.29
  Accumulation units outstanding
  at the end of period                     2,757

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(164)

  Accumulation unit value:
    Beginning of period                    $39.00          $37.09          $33.01         $28.40          $20.81
    End of period                          $45.01          $39.00          $37.09         $33.01          $28.40
  Accumulation units outstanding
  at the end of period                     33,409          38,962          40,814         44,442          51,055

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(164)

  Accumulation unit value:
    Beginning of period                    $20.03
    End of period                          $20.81
  Accumulation units outstanding
  at the end of period                     3,108


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(129)

  Accumulation unit value:
    Beginning of period                    $16.22          $13.72          $13.13         $11.57          $9.05
    End of period                          $16.11          $16.22          $13.72         $13.13          $11.57
  Accumulation units outstanding
  at the end of period                     90,026         112,933         115,458         126,107         75,681

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(129)

  Accumulation unit value:
    Beginning of period                    $10.89
    End of period                          $9.05
  Accumulation units outstanding
  at the end of period                     13,495

Accumulation Unit Values
Contract with Endorsements - 1.55%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(470)

  Accumulation unit value:
    Beginning of period                    $17.48          $14.48          $13.29         $11.60          $11.06
    End of period                          $18.89          $17.48          $14.48         $13.29          $11.60
  Accumulation units outstanding
  at the end of period                    166,338          86,954          24,161          6,650          1,056

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.76          $11.13         $10.28          $9.88
    End of period                          $14.23          $12.49          $11.76         $11.13          $10.28
  Accumulation units outstanding
  at the end of period                    118,603          61,330          30,162         13,465          1,810

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(844)

  Accumulation unit value:
    Beginning of period                    $15.55          $11.58          $10.49           N/A            N/A
    End of period                          $13.01          $15.55          $11.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                    268,161         227,746          28,111           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(434)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.67          $11.87         $11.28          $11.00
    End of period                          $15.67          $14.29          $12.67         $11.87          $11.28
  Accumulation units outstanding
  at the end of period                     54,154          23,524          11,841         14,291          3,608

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(439)

  Accumulation unit value:
    Beginning of period                    $19.67          $19.03          $17.21         $16.64          $15.55
    End of period                          $21.36          $19.67          $19.03         $17.21          $16.64
  Accumulation units outstanding
  at the end of period                       -             28,056          12,428          9,570           213

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.83           $9.26           N/A
    End of period                           N/A             N/A            $8.93           $9.83           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             5,128           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(439)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.97          $10.12          $9.40          $8.99
    End of period                          $12.72          $11.97          $10.97         $10.12          $9.40
  Accumulation units outstanding
  at the end of period                    196,750         164,146          85,324         70,072          3,110

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(650)

  Accumulation unit value:
    Beginning of period                    $25.61          $22.96          $22.88         $19.75           N/A
    End of period                          $30.42          $25.61          $22.96         $22.88           N/A
  Accumulation units outstanding
  at the end of period                     37,283          16,173          4,611           1,514           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,099            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(628)

  Accumulation unit value:
    Beginning of period                    $27.32          $26.53          $25.74         $22.90           N/A
    End of period                          $29.52          $27.32          $26.53         $25.74           N/A
  Accumulation units outstanding
  at the end of period                     27,777          13,950          10,903          2,171           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    516,298           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.01           N/A             N/A             N/A            N/A
    End of period                          $10.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,065           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(439)

  Accumulation unit value:
    Beginning of period                    $19.12          $17.28          $16.98         $16.22          $15.03
    End of period                          $18.93          $19.12          $17.28         $16.98          $16.22
  Accumulation units outstanding
  at the end of period                     19,182          16,788          13,898         11,582           360

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(468)

  Accumulation unit value:
    Beginning of period                    $23.08          $19.51          $19.33         $16.53          $16.53
    End of period                          $25.47          $23.08          $19.51         $19.33          $16.53
  Accumulation units outstanding
  at the end of period                    121,256          54,307          9,578           3,273           151

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $9.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,534,952          N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     77,580           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.03           N/A             N/A            N/A
    End of period                          $10.90          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    626,142         144,932           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    189,959           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                    $12.65          $10.92          $9.94            N/A            N/A
    End of period                          $11.69          $12.65          $10.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                    108,110          66,736          5,984            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(439)

  Accumulation unit value:
    Beginning of period                    $19.13          $18.55          $18.36         $17.44          $17.06
    End of period                          $20.15          $19.13          $18.55         $18.36          $17.44
  Accumulation units outstanding
  at the end of period                    267,599         191,645          75,603         21,247          1,075

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                    $12.85          $11.27          $10.27           N/A            N/A
    End of period                          $13.00          $12.85          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                    213,766          97,021          6,085            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.53          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    107,911          85,548           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(549)

  Accumulation unit value:
    Beginning of period                    $15.72          $12.09          $10.36          $9.25           N/A
    End of period                          $17.33          $15.72          $12.09         $10.36           N/A
  Accumulation units outstanding
  at the end of period                    496,139         307,353          93,407         22,824           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(549)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                    $23.88          $21.65          $20.71         $18.31           N/A
    End of period                          $25.39          $23.88          $21.65         $20.71           N/A
  Accumulation units outstanding
  at the end of period                     30,893          18,474          2,546          17,739           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(459)

  Accumulation unit value:
    Beginning of period                    $15.74          $15.48          $15.36         $15.02          $15.01
    End of period                          $16.48          $15.74          $15.48         $15.36          $15.02
  Accumulation units outstanding
  at the end of period                    188,539         107,492          68,691         15,390          1,067

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(459)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1077)

  Accumulation unit value:
    Beginning of period                    $10.88          $8.62            N/A             N/A            N/A
    End of period                          $14.12          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    323,617          63,467           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(456)

  Accumulation unit value:
    Beginning of period                    $20.63          $18.28          $17.07         $13.90          $13.25
    End of period                          $19.78          $20.63          $18.28         $17.07          $13.90
  Accumulation units outstanding
  at the end of period                    142,490         104,688          82,571         17,637          1,458

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(422)

  Accumulation unit value:
    Beginning of period                    $17.17          $14.93          $14.49         $12.75          $11.38
    End of period                          $15.75          $17.17          $14.93         $14.49          $12.75
  Accumulation units outstanding
  at the end of period                     68,026          87,866          48,145         14,564          3,401

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1332)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     86,872           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1332)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(401)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.39          $11.91          $9.92          $8.59
    End of period                          $12.04          $12.58          $11.39         $11.91          $9.92
  Accumulation units outstanding
  at the end of period                   1,485,317       1,009,191        669,130         308,451         13,367

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(401)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(401)

  Accumulation unit value:
    Beginning of period                    $11.32          $11.10          $11.06         $10.84          $10.61
    End of period                          $11.87          $11.32          $11.10         $11.06          $10.84
  Accumulation units outstanding
  at the end of period                    695,023         532,442         275,766         128,154         2,185

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(401)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(507)

  Accumulation unit value:
    Beginning of period                    $6.03           $4.50           $4.53           $4.14           N/A
    End of period                          $6.20           $6.03           $4.50           $4.53           N/A
  Accumulation units outstanding
  at the end of period                    333,867         151,751          23,759         19,760           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(476)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.41          $10.83          $9.99          $9.61
    End of period                          $10.54          $11.62          $10.41         $10.83          $9.99
  Accumulation units outstanding
  at the end of period                     37,308          34,049          15,221          4,607           587

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(401)

  Accumulation unit value:
    Beginning of period                    $11.32          $8.87           $9.55           $9.43          $8.43
    End of period                          $11.26          $11.32          $8.87           $9.55          $9.43
  Accumulation units outstanding
  at the end of period                   1,709,512       1,297,037        759,996         400,458         13,968

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(401)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.02           N/A             N/A            N/A
    End of period                          $10.47          $11.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    774,587         524,463           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(443)

  Accumulation unit value:
    Beginning of period                    $9.75           $8.47           $8.25           $7.53          $7.05
    End of period                          $9.96           $9.75           $8.47           $8.25          $7.53
  Accumulation units outstanding
  at the end of period                    104,312          71,807          49,163         22,336          3,476

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(443)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $14.72          $12.60          $12.06         $10.79          $10.47
    End of period                          $11.98          $14.72          $12.60         $12.06          $10.79
  Accumulation units outstanding
  at the end of period                     84,340         134,363         101,405         51,142           539

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(401)

  Accumulation unit value:
    Beginning of period                    $17.54          $12.71          $11.72          $9.29          $8.60
    End of period                          $19.19          $17.54          $12.71         $11.72          $9.29
  Accumulation units outstanding
  at the end of period                   1,608,815       1,309,449        676,160         314,362         12,251

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(401)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.36          $10.72         $10.52          $10.22
    End of period                          $12.59          $11.88          $11.36         $10.72          $10.52
  Accumulation units outstanding
  at the end of period                    161,198         119,697         101,053         42,891           552

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1331)

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     63,526           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1331)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(401)

  Accumulation unit value:
    Beginning of period                    $18.68          $15.11          $13.54         $11.51          $9.63
    End of period                          $20.30          $18.68          $15.11         $13.54          $11.51
  Accumulation units outstanding
  at the end of period                    519,360         438,635         295,518         131,445         6,899

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(401)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.90          $11.88          $10.91          $9.77           N/A
    End of period                          $13.88          $13.90          $11.88         $10.91           N/A
  Accumulation units outstanding
  at the end of period                   9,002,192       6,578,596       1,804,479        84,294           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.72          $9.75            N/A             N/A            N/A
    End of period                          $11.99          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    952,298         176,527           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.56          $10.83          $9.90           N/A
    End of period                          $12.76          $10.89          $10.56         $10.83           N/A
  Accumulation units outstanding
  at the end of period                    155,379         131,853          82,210         12,025           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $11.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    132,009           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(507)

  Accumulation unit value:
    Beginning of period                    $27.72          $23.31          $17.30         $13.44           N/A
    End of period                          $36.92          $27.72          $23.31         $17.30           N/A
  Accumulation units outstanding
  at the end of period                    249,682         206,699          69,598         16,382           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(401)

  Accumulation unit value:
    Beginning of period                    $13.80          $13.39          $9.91           $8.55          $7.75
    End of period                          $14.27          $13.80          $13.39          $9.91          $8.55
  Accumulation units outstanding
  at the end of period                   1,472,911       1,152,097        793,160         364,425         13,357

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(401)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.47            N/A             N/A            N/A
    End of period                          $10.80          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,813          15,422           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(401)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.12          $12.81         $11.23          $10.16
    End of period                          $16.13          $15.25          $14.12         $12.81          $11.23
  Accumulation units outstanding
  at the end of period                    646,365         563,425         393,373         161,787         12,556

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(401)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(401)

  Accumulation unit value:
    Beginning of period                    $12.19          $10.76          $10.47          $9.66          $8.77
    End of period                          $12.59          $12.19          $10.76         $10.47          $9.66
  Accumulation units outstanding
  at the end of period                    956,182         824,857         594,673         335,396         24,066

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(401)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $8.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    118,952           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(401)

  Accumulation unit value:
    Beginning of period                    $21.18          $19.65          $18.32         $16.53          $14.77
    End of period                          $18.68          $21.18          $19.65         $18.32          $16.53
  Accumulation units outstanding
  at the end of period                    877,057         619,820         324,408         148,795         8,907

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(401)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(401)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.47          $13.12         $11.35          $10.18
    End of period                          $15.02          $15.58          $13.47         $13.12          $11.35
  Accumulation units outstanding
  at the end of period                    463,214         464,140         339,827         139,531         7,856

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(401)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $6.18           $5.74           $5.69           $5.72          $5.52
    End of period                          $6.97           $6.18           $5.74           $5.69          $5.72
  Accumulation units outstanding
  at the end of period                    438,384         317,214         279,270         129,880         1,022

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $15.17          $15.62          $11.43          $9.76           N/A
    End of period                          $17.84          $15.17          $15.62         $11.43           N/A
  Accumulation units outstanding
  at the end of period                   1,063,176       1,034,889        592,561         35,975           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $13.22          $11.97          $11.08          $9.89           N/A
    End of period                          $14.42          $13.22          $11.97         $11.08           N/A
  Accumulation units outstanding
  at the end of period                    740,097         769,051         369,106         57,905           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(455)

  Accumulation unit value:
    Beginning of period                    $14.54          $12.63          $11.28          $9.71          $9.09
    End of period                          $15.22          $14.54          $12.63         $11.28          $9.71
  Accumulation units outstanding
  at the end of period                    196,710         172,576          54,265         67,413          2,768

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $9.06           $8.77           $8.16           $7.95          $7.67
    End of period                          $9.78           $9.06           $8.77           $8.16          $7.95
  Accumulation units outstanding
  at the end of period                       -             30,359          9,064           7,845           639

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $10.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    163,863           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(448)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.93          $13.83         $13.44          $13.29
    End of period                          $15.12          $14.19          $13.93         $13.83          $13.44
  Accumulation units outstanding
  at the end of period                    776,668         544,615         281,871         120,585         5,025

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(581)

  Accumulation unit value:
    Beginning of period                    $23.87          $21.31          $19.90         $17.55           N/A
    End of period                          $21.80          $23.87          $21.31         $19.90           N/A
  Accumulation units outstanding
  at the end of period                     2,997            987            4,548           5,641           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(428)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.30          $14.70
    End of period                           N/A             N/A             N/A           $15.81          $15.30
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,387

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(428)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.97          $12.95         $12.59           N/A
    End of period                          $13.74          $14.11          $12.97         $12.95           N/A
  Accumulation units outstanding
  at the end of period                    331,997         321,840         180,688         80,530           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(456)

  Accumulation unit value:
    Beginning of period                    $22.47          $20.19          $19.54         $18.08          $16.92
    End of period                          $20.88          $22.47          $20.19         $19.54          $18.08
  Accumulation units outstanding
  at the end of period                     12,978          8,771           7,169           2,355           771

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(497)

  Accumulation unit value:
    Beginning of period                    $8.65           $8.31           $7.53           $6.75           N/A
    End of period                          $8.45           $8.65           $8.31           $7.53           N/A
  Accumulation units outstanding
  at the end of period                       -             13,159          12,252          6,282           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(497)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1467)

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,445           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1467)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,276           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.26          $9.78
    End of period                           N/A             N/A             N/A           $10.44          $10.26
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,699

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.26           N/A
    End of period                           N/A             N/A             N/A           $10.15           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(642)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.84           N/A
    End of period                           N/A             N/A             N/A           $10.33           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(642)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     73,919           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $10.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    102,729           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $10.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     90,564           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.72            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,531            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(434)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.43          $9.89
    End of period                           N/A             N/A             N/A           $10.65          $10.43
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,124

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(434)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.20          $9.66
    End of period                           N/A             N/A             N/A           $10.38          $10.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,195

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,935            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(434)

  Accumulation unit value:
    Beginning of period                    $15.26          $13.41          $12.55         $11.32          $10.76
    End of period                          $16.40          $15.26          $13.41         $12.55          $11.32
  Accumulation units outstanding
  at the end of period                    223,773         244,207         200,810         156,327         12,896

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.53          $10.31          $9.96           N/A
    End of period                          $11.70          $11.18          $10.53         $10.31           N/A
  Accumulation units outstanding
  at the end of period                    754,509         424,780         294,788         26,106           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(421)

  Accumulation unit value:
    Beginning of period                    $15.20          $13.52          $12.78         $11.65          $10.74
    End of period                          $16.26          $15.20          $13.52         $12.78          $11.65
  Accumulation units outstanding
  at the end of period                    918,646         617,000         433,633         318,123         38,141

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.86          $10.50         $10.03           N/A
    End of period                          $12.52          $11.80          $10.86         $10.50           N/A
  Accumulation units outstanding
  at the end of period                    989,721         646,879         250,236          4,369           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.08          $12.48         $11.57          $11.14
    End of period                          $15.45          $14.44          $13.08         $12.48          $11.57
  Accumulation units outstanding
  at the end of period                   1,439,287        997,540         467,176         232,780         34,168

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1006)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.00           N/A             N/A            N/A
    End of period                          $11.65          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,169          1,316            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1028)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.03           N/A             N/A            N/A
    End of period                          $11.82          $10.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,470          10,661           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1028)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.83           N/A             N/A             N/A            N/A
    End of period                          $11.97           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,156            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1059)

  Accumulation unit value:
    Beginning of period                    $10.58          $10.07           N/A             N/A            N/A
    End of period                          $11.14          $10.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     73,504          24,348           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,874            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.92          $10.50
    End of period                           N/A             N/A             N/A           $11.16          $10.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             587

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(443)

  Accumulation unit value:
    Beginning of period                    $26.34          $23.53          $22.70         $20.79          $19.80
    End of period                          $27.87          $26.34          $23.53         $22.70          $20.79
  Accumulation units outstanding
  at the end of period                    198,957         135,137          70,150         36,531          3,265

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(443)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(413)

  Accumulation unit value:
    Beginning of period                    $12.55          $12.20          $12.06         $12.15          $12.19
    End of period                          $12.94          $12.55          $12.20         $12.06          $12.15
  Accumulation units outstanding
  at the end of period                   1,093,342        946,638         170,229         43,153          2,036

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(413)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(439)

  Accumulation unit value:
    Beginning of period                    $20.78          $17.45          $16.39         $14.50          $13.17
    End of period                          $22.07          $20.78          $17.45         $16.39          $14.50
  Accumulation units outstanding
  at the end of period                    128,734          98,781          43,080         19,806          1,924

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(439)

  Accumulation unit value:
    Beginning of period                    $29.73          $26.55          $25.42         $23.49          $21.79
    End of period                          $32.23          $29.73          $26.55         $25.42          $23.49
  Accumulation units outstanding
  at the end of period                    130,526          66,951          38,825         20,525          3,946

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(447)

  Accumulation unit value:
    Beginning of period                    $38.98          $37.07          $33.00         $28.39          $27.39
    End of period                          $44.99          $38.98          $37.07         $33.00          $28.39
  Accumulation units outstanding
  at the end of period                    152,998          75,622          41,547         32,413          2,203

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(443)

  Accumulation unit value:
    Beginning of period                    $16.21          $13.72          $13.13         $11.57          $10.71
    End of period                          $16.10          $16.21          $13.72         $13.13          $11.57
  Accumulation units outstanding
  at the end of period                    293,551         235,935         159,645         108,413         6,820

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(443)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.56%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(230)

  Accumulation unit value:
    Beginning of period                    $17.46          $14.47          $13.28         $11.59          $9.16
    End of period                          $18.87          $17.46          $14.47         $13.28          $11.59
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(230)

  Accumulation unit value:
    Beginning of period                    $9.34
    End of period                          $9.16
  Accumulation units outstanding
  at the end of period                      713

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(835)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.75          $10.73           N/A            N/A
    End of period                          $14.22          $12.48          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,746          6,433             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1184)

  Accumulation unit value:
    Beginning of period                    $15.55          $14.99           N/A             N/A            N/A
    End of period                          $13.01          $15.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             14,104           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1184)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(902)

  Accumulation unit value:
    Beginning of period                    $14.28          $12.67          $12.28           N/A            N/A
    End of period                          $15.66          $14.28          $12.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             16,760           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(902)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(1147)

  Accumulation unit value:
    Beginning of period                    $19.65          $18.09           N/A             N/A            N/A
    End of period                          $21.34          $19.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(625)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.82           $8.79           N/A
    End of period                           N/A             N/A            $8.93           $9.82           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            42,878           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(625)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(625)

  Accumulation unit value:
    Beginning of period                    $27.29          $26.50          $25.71         $22.78           N/A
    End of period                          $29.48          $27.29          $26.50         $25.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            16,619           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(625)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.30           N/A             N/A             N/A            N/A
    End of period                          $13.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,197           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(230)

  Accumulation unit value:
    Beginning of period                    $19.10          $17.26          $16.96         $16.20          $13.22
    End of period                          $18.91          $19.10          $17.26         $16.96          $16.20
  Accumulation units outstanding
  at the end of period                       -               -             2,361           2,037           815

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(230)

  Accumulation unit value:
    Beginning of period                    $13.75
    End of period                          $13.22
  Accumulation units outstanding
  at the end of period                      484


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(230)

  Accumulation unit value:
    Beginning of period                    $23.05          $19.50          $19.31         $16.51          $11.98
    End of period                          $25.44          $23.05          $19.50         $19.31          $16.51
  Accumulation units outstanding
  at the end of period                     55,354          16,776           862            1,769           459

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(230)

  Accumulation unit value:
    Beginning of period                    $11.67
    End of period                          $11.98
  Accumulation units outstanding
  at the end of period                      285

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(902)

  Accumulation unit value:
    Beginning of period                    $12.65          $10.92          $10.74           N/A            N/A
    End of period                          $11.69          $12.65          $10.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             19,298           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(902)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(414)

  Accumulation unit value:
    Beginning of period                    $19.10          $18.53          $18.34         $17.43          $16.96
    End of period                          $20.12          $19.10          $18.53         $18.34          $17.43
  Accumulation units outstanding
  at the end of period                       -               -             18,818            -           151,417

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(414)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                    $12.84          $11.98           N/A             N/A            N/A
    End of period                          $13.00          $12.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(625)

  Accumulation unit value:
    Beginning of period                    $15.70          $12.08          $10.35          $8.62           N/A
    End of period                          $17.31          $15.70          $12.08         $10.35           N/A
  Accumulation units outstanding
  at the end of period                     8,084           34,109            -            43,379           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(625)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.85           N/A             N/A             N/A            N/A
    End of period                          $14.11           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,245           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(1147)

  Accumulation unit value:
    Beginning of period                    $20.61          $18.97           N/A             N/A            N/A
    End of period                          $19.76          $20.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1092)

  Accumulation unit value:
    Beginning of period                    $17.15          $15.33           N/A             N/A            N/A
    End of period                          $15.73          $17.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      415             415             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(421)

  Accumulation unit value:
    Beginning of period                    $12.57          $11.38          $11.91          $9.92          $8.29
    End of period                          $12.03          $12.57          $11.38         $11.91          $9.92
  Accumulation units outstanding
  at the end of period                       -             24,630          72,025         56,702          24,630

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1175)

  Accumulation unit value:
    Beginning of period                    $6.03           $5.72            N/A             N/A            N/A
    End of period                          $6.19           $6.03            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             65,410           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(421)

  Accumulation unit value:
    Beginning of period                    $11.31          $8.87           $9.55           $9.43          $8.09
    End of period                          $11.25          $11.31          $8.87           $9.55          $9.43
  Accumulation units outstanding
  at the end of period                     9,751           30,594          86,678         62,113          25,018

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1092)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.30           N/A             N/A            N/A
    End of period                          $10.47          $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,649           5,106            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $9.70            N/A             N/A             N/A            N/A
    End of period                          $9.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,904           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(421)

  Accumulation unit value:
    Beginning of period                    $17.53          $12.71          $11.71          $9.29          $8.51
    End of period                          $19.17          $17.53          $12.71         $11.71          $9.29
  Accumulation units outstanding
  at the end of period                     10,739          23,559          68,424         57,478          23,559

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $18.67          $15.10          $13.54         $11.51          $10.57
    End of period                          $20.29          $18.67          $15.10         $13.54          $11.51
  Accumulation units outstanding
  at the end of period                     15,023          2,918           5,434           5,039          1,219

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(751)

  Accumulation unit value:
    Beginning of period                    $13.90          $11.88          $10.52           N/A            N/A
    End of period                          $13.88          $13.90          $11.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -            193,432          56,133           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.60           N/A             N/A             N/A            N/A
    End of period                          $11.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,893           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(537)

  Accumulation unit value:
    Beginning of period                    $27.70          $23.29          $17.29         $13.87           N/A
    End of period                          $36.89          $27.70          $23.29         $17.29           N/A
  Accumulation units outstanding
  at the end of period                     4,807           15,029          87,402          1,774           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(537)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(421)

  Accumulation unit value:
    Beginning of period                    $13.79          $13.38          $9.90           $8.55          $7.55
    End of period                          $14.26          $13.79          $13.38          $9.90          $8.55
  Accumulation units outstanding
  at the end of period                     3,157           27,159          68,518         66,289          27,159

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(230)

  Accumulation unit value:
    Beginning of period                    $15.24          $14.12          $12.80         $11.23          $8.48
    End of period                          $16.12          $15.24          $14.12         $12.80          $11.23
  Accumulation units outstanding
  at the end of period                     5,968           1,906           1,434           2,545          1,277

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(230)

  Accumulation unit value:
    Beginning of period                    $8.59
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                      775


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(230)

  Accumulation unit value:
    Beginning of period                    $12.18          $10.75          $10.46          $9.66          $7.67
    End of period                          $12.58          $12.18          $10.75         $10.46          $9.66
  Accumulation units outstanding
  at the end of period                     3,531             -             2,378           1,859          1,398

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(230)

  Accumulation unit value:
    Beginning of period                    $7.98
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                      834

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(421)

  Accumulation unit value:
    Beginning of period                    $21.17          $19.64          $18.31         $16.52          $14.33
    End of period                          $18.66          $21.17          $19.64         $18.31          $16.52
  Accumulation units outstanding
  at the end of period                       -             14,025          43,114         34,991          14,025

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(230)

  Accumulation unit value:
    Beginning of period                    $15.57          $13.46          $13.12         $11.35          $7.90
    End of period                          $15.01          $15.57          $13.46         $13.12          $11.35
  Accumulation units outstanding
  at the end of period                       -               -             1,897           3,035          1,346

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(230)

  Accumulation unit value:
    Beginning of period                    $8.03
    End of period                          $7.90
  Accumulation units outstanding
  at the end of period                      828


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.45            N/A             N/A             N/A            N/A
    End of period                          $6.97            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    317,644           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                    $15.16          $15.62          $13.05           N/A            N/A
    End of period                          $17.84          $15.16          $15.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             14,051           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                    $13.22          $11.97          $10.49           N/A            N/A
    End of period                          $14.41          $13.22          $11.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,725           4,466             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(625)

  Accumulation unit value:
    Beginning of period                    $9.05           $8.77           $8.16           $7.39           N/A
    End of period                          $9.78           $9.05           $8.77           $8.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            51,308           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(625)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(230)

  Accumulation unit value:
    Beginning of period                    $14.18          $13.92          $13.82         $13.44          $13.02
    End of period                          $15.11          $14.18          $13.92         $13.82          $13.44
  Accumulation units outstanding
  at the end of period                       -               -             2,221           1,443          1,752

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(230)

  Accumulation unit value:
    Beginning of period                    $12.84
    End of period                          $13.02
  Accumulation units outstanding
  at the end of period                     1,038

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(414)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.29          $14.57
    End of period                           N/A             N/A             N/A           $15.79          $15.29
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           176,225

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(414)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.96          $12.94         $12.58           N/A
    End of period                          $13.72          $14.10          $12.96         $12.94           N/A
  Accumulation units outstanding
  at the end of period                    267,892         126,491            -            162,480          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.34           N/A             N/A             N/A            N/A
    End of period                          $15.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,617           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(226)

  Accumulation unit value:
    Beginning of period                    $12.54          $12.18          $12.05         $12.14          $12.28
    End of period                          $12.93          $12.54          $12.18         $12.05          $12.14
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(226)

  Accumulation unit value:
    Beginning of period                    $12.29
    End of period                          $12.28
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(230)

  Accumulation unit value:
    Beginning of period                    $29.69          $26.52          $25.39         $23.47          $18.26
    End of period                          $32.19          $29.69          $26.52         $25.39          $23.47
  Accumulation units outstanding
  at the end of period                     43,730          1,695           2,703           2,488           582

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(230)

  Accumulation unit value:
    Beginning of period                    $19.13
    End of period                          $18.26
  Accumulation units outstanding
  at the end of period                      348

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(230)

  Accumulation unit value:
    Beginning of period                    $38.94          $37.03          $32.96         $28.37          $20.79
    End of period                          $44.93          $38.94          $37.03         $32.96          $28.37
  Accumulation units outstanding
  at the end of period                     31,826          1,100           6,187          14,241           255

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(230)

  Accumulation unit value:
    Beginning of period                    $21.32
    End of period                          $20.79
  Accumulation units outstanding
  at the end of period                      156


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(230)

  Accumulation unit value:
    Beginning of period                    $16.20          $13.71          $13.12         $11.57          $9.05
    End of period                          $16.09          $16.20          $13.71         $13.12          $11.57
  Accumulation units outstanding
  at the end of period                       -               -             2,430           2,019          1,213

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(230)

  Accumulation unit value:
    Beginning of period                    $9.12
    End of period                          $9.05
  Accumulation units outstanding
  at the end of period                      730


Accumulation Unit Values
Contract with Endorsements - 1.57%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $17.44          $14.45          $13.26         $11.58          $9.15
    End of period                          $18.85          $17.44          $14.45         $13.26          $11.58
  Accumulation units outstanding
  at the end of period                     7,640           1,095           1,873           1,765          7,751

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $11.29
    End of period                          $9.15
  Accumulation units outstanding
  at the end of period                     3,268

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $12.47          $11.74          $11.13         $10.27          $8.03
    End of period                          $14.21          $12.47          $11.74         $11.13          $10.27
  Accumulation units outstanding
  at the end of period                     27,399          11,999          14,104         14,946          9,076

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.20
    End of period                          $8.03
  Accumulation units outstanding
  at the end of period                     2,068


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(117)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.40          $7.79
    End of period                           N/A             N/A             N/A            $9.19          $9.40
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             187

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(117)

  Accumulation unit value:
    Beginning of period                    $10.27
    End of period                          $7.79
  Accumulation units outstanding
  at the end of period                     1,631

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $15.55          $11.58          $11.25           N/A            N/A
    End of period                          $13.01          $15.55          $11.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,477          3,593            194             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $14.27          $12.66          $11.87         $11.28          $8.28
    End of period                          $15.65          $14.27          $12.66         $11.87          $11.28
  Accumulation units outstanding
  at the end of period                     4,339           4,193           6,317          17,073          20,601

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.01
    End of period                          $8.28
  Accumulation units outstanding
  at the end of period                     10,811

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $19.63          $18.99          $17.18         $16.62          $12.48
    End of period                          $21.31          $19.63          $18.99         $17.18          $16.62
  Accumulation units outstanding
  at the end of period                       -             3,376           5,346           5,621          3,781

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $17.27
    End of period                          $12.48
  Accumulation units outstanding
  at the end of period                     2,886


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.82           $9.38          $7.66
    End of period                           N/A             N/A            $8.92           $9.82          $9.38
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             3,738          16,629

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $10.07
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                     11,075

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $11.96          $10.96          $10.11          $9.39          $8.39
    End of period                          $12.70          $11.96          $10.96         $10.11          $9.39
  Accumulation units outstanding
  at the end of period                     8,055           10,552          6,545           6,991          5,495

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $30.63           N/A             N/A             N/A            N/A
    End of period                          $30.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,704            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $27.26          $26.47          $25.69         $23.37          $17.53
    End of period                          $29.45          $27.26          $26.47         $25.69          $23.37
  Accumulation units outstanding
  at the end of period                     1,943            772            1,689           5,757          5,948

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.26           N/A             N/A             N/A            N/A
    End of period                          $13.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,571            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $19.08          $17.25          $16.95         $16.19          $13.21
    End of period                          $18.89          $19.08          $17.25         $16.95          $16.19
  Accumulation units outstanding
  at the end of period                     3,789           4,022           4,368           4,665          4,067

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $16.64
    End of period                          $13.21
  Accumulation units outstanding
  at the end of period                     3,130


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $23.03          $19.48          $19.30         $16.50          $11.98
    End of period                          $25.41          $23.03          $19.48         $19.30          $16.50
  Accumulation units outstanding
  at the end of period                     6,966           4,247           3,816           4,107          3,935

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $16.42
    End of period                          $11.98
  Accumulation units outstanding
  at the end of period                     4,551

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,944           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,351            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1152)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.30           N/A             N/A            N/A
    End of period                          $10.89          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,888          9,604            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1152)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                    $12.65          $10.92          $10.85           N/A            N/A
    End of period                          $11.69          $12.65          $10.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,242           1,354             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $19.06          $18.50          $18.31         $17.40          $15.57
    End of period                          $20.08          $19.06          $18.50         $18.31          $17.40
  Accumulation units outstanding
  at the end of period                     15,250          13,575          14,667         11,512          6,441

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.95
    End of period                          $15.57
  Accumulation units outstanding
  at the end of period                      939

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(869)

  Accumulation unit value:
    Beginning of period                    $12.84          $11.27          $11.02           N/A            N/A
    End of period                          $12.99          $12.84          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,206           2,215           1,956            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(869)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.53          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,504           6,930            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(384)

  Accumulation unit value:
    Beginning of period                    $15.69          $12.07          $10.34          $8.58          $6.85
    End of period                          $17.29          $15.69          $12.07         $10.34          $8.58
  Accumulation units outstanding
  at the end of period                     18,756          28,389          19,675         22,966          13,153

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(384)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $23.83          $21.60          $20.67         $17.79          $13.32
    End of period                          $25.32          $23.83          $21.60         $20.67          $17.79
  Accumulation units outstanding
  at the end of period                     2,621           1,342           1,432           2,555          4,155

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $15.70          $15.45          $15.33         $15.00          $15.06
    End of period                          $16.44          $15.70          $15.45         $15.33          $15.00
  Accumulation units outstanding
  at the end of period                     19,115          14,906          16,445         18,666          39,198

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.87
    End of period                          $15.06
  Accumulation units outstanding
  at the end of period                     15,904


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.88          $9.33            N/A             N/A            N/A
    End of period                          $14.11          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,377          4,123            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $20.59          $18.26          $17.04         $13.88          $10.94
    End of period                          $19.74          $20.59          $18.26         $17.04          $13.88
  Accumulation units outstanding
  at the end of period                     11,206          8,889           11,922         13,387          10,974

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(118)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(115)

  Accumulation unit value:
    Beginning of period                    $17.14          $14.90          $14.47         $12.74          $9.32
    End of period                          $15.72          $17.14          $14.90         $14.47          $12.74
  Accumulation units outstanding
  at the end of period                     6,658           10,235          15,604         22,928          23,012

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(115)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(134)

  Accumulation unit value:
    Beginning of period                    $12.56          $11.37          $11.90          $9.92          $7.58
    End of period                          $12.02          $12.56          $11.37         $11.90          $9.92
  Accumulation units outstanding
  at the end of period                     42,141          65,390          71,488         90,007          64,431

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(134)

  Accumulation unit value:
    Beginning of period                    $9.14
    End of period                          $7.58
  Accumulation units outstanding
  at the end of period                     28,624

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.31          $11.09          $11.06         $10.84          $10.69
    End of period                          $11.85          $11.31          $11.09         $11.06          $10.84
  Accumulation units outstanding
  at the end of period                     15,874          16,163          23,810         25,791          16,151

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(559)

  Accumulation unit value:
    Beginning of period                    $6.02           $4.50           $4.52           $4.04           N/A
    End of period                          $6.19           $6.02           $4.50           $4.52           N/A
  Accumulation units outstanding
  at the end of period                      362             364              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(559)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(559)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.39          $10.82         $10.14           N/A
    End of period                          $10.52          $11.60          $10.39         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(559)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(115)

  Accumulation unit value:
    Beginning of period                    $11.30          $8.86           $9.54           $9.42          $7.61
    End of period                          $11.24          $11.30          $8.86           $9.54          $9.42
  Accumulation units outstanding
  at the end of period                     79,990          83,109          83,021         113,256         79,639

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(115)

  Accumulation unit value:
    Beginning of period                    $9.29
    End of period                          $7.61
  Accumulation units outstanding
  at the end of period                     39,723

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1037)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.23           N/A             N/A            N/A
    End of period                          $10.46          $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      875            2,458            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1037)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.73           $8.46           $8.24           $7.53          $5.92
    End of period                          $9.94           $9.73           $8.46           $8.24          $7.53
  Accumulation units outstanding
  at the end of period                     9,368           8,014           8,259           9,355          4,529

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(559)

  Accumulation unit value:
    Beginning of period                    $14.70          $12.58          $12.05         $10.96           N/A
    End of period                          $11.96          $14.70          $12.58         $12.05           N/A
  Accumulation units outstanding
  at the end of period                     1,764           1,798           1,396           1,402           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(559)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(134)

  Accumulation unit value:
    Beginning of period                    $17.52          $12.70          $11.71          $9.28          $7.08
    End of period                          $19.16          $17.52          $12.70         $11.71          $9.28
  Accumulation units outstanding
  at the end of period                     55,280          60,669          63,570         78,259          59,230

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(134)

  Accumulation unit value:
    Beginning of period                    $8.59
    End of period                          $7.08
  Accumulation units outstanding
  at the end of period                     28,141

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(519)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.34          $10.70         $10.95           N/A
    End of period                          $12.56          $11.86          $11.34         $10.70           N/A
  Accumulation units outstanding
  at the end of period                     2,556           2,233           3,857           1,274           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1462)

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,711            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $18.66          $15.09          $13.53         $11.50          $8.51
    End of period                          $20.28          $18.66          $15.09         $13.53          $11.50
  Accumulation units outstanding
  at the end of period                     13,672          22,203          25,399         21,732          13,311

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.69
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                     5,957


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                    $13.90          $11.88          $10.91         $10.50           N/A
    End of period                          $13.87          $13.90          $11.88         $10.91           N/A
  Accumulation units outstanding
  at the end of period                    150,506         166,114         153,409         18,745           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(767)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.55          $9.94            N/A            N/A
    End of period                          $12.75          $10.88          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,942           3,942           3,797            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(767)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1462)

  Accumulation unit value:
    Beginning of period                    $11.19           N/A             N/A             N/A            N/A
    End of period                          $11.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,183            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $27.68          $23.27          $17.28         $14.33           N/A
    End of period                          $36.86          $27.68          $23.27         $17.28           N/A
  Accumulation units outstanding
  at the end of period                     6,330           5,747           5,165           3,763           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(134)

  Accumulation unit value:
    Beginning of period                    $13.78          $13.38          $9.90           $8.55          $7.30
    End of period                          $14.25          $13.78          $13.38          $9.90          $8.55
  Accumulation units outstanding
  at the end of period                     47,946          45,980          52,329         77,162          59,036

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(134)

  Accumulation unit value:
    Beginning of period                    $9.64
    End of period                          $7.30
  Accumulation units outstanding
  at the end of period                     29,641


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $15.24          $14.11          $12.80         $11.23          $8.48
    End of period                          $16.12          $15.24          $14.11         $12.80          $11.23
  Accumulation units outstanding
  at the end of period                     23,044          26,422          32,406         31,831          21,179

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.82
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                     9,299


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $12.18          $10.75          $10.46          $9.65          $7.67
    End of period                          $12.57          $12.18          $10.75         $10.46          $9.65
  Accumulation units outstanding
  at the end of period                     53,129          58,003          68,635         72,832          54,888

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.68
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                     23,061

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(134)

  Accumulation unit value:
    Beginning of period                    $21.15          $19.63          $18.30         $16.51          $11.33
    End of period                          $18.65          $21.15          $19.63         $18.30          $16.51
  Accumulation units outstanding
  at the end of period                     34,365          36,249          35,876         47,583          37,695

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(134)

  Accumulation unit value:
    Beginning of period                    $13.49
    End of period                          $11.33
  Accumulation units outstanding
  at the end of period                     18,106

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.57          $13.46          $13.12         $11.35          $7.90
    End of period                          $15.00          $15.57          $13.46         $13.12          $11.35
  Accumulation units outstanding
  at the end of period                     11,456          12,373          13,385         14,784          12,398

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.54
    End of period                          $7.90
  Accumulation units outstanding
  at the end of period                     5,420


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(559)

  Accumulation unit value:
    Beginning of period                    $6.17           $5.74           $5.69           $5.48           N/A
    End of period                          $6.96           $6.17           $5.74           $5.69           N/A
  Accumulation units outstanding
  at the end of period                     10,282          7,481           2,069           1,370           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(559)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(717)

  Accumulation unit value:
    Beginning of period                    $15.16          $15.61          $11.43         $11.03           N/A
    End of period                          $17.83          $15.16          $15.61         $11.43           N/A
  Accumulation units outstanding
  at the end of period                     32,801          30,780          27,646          1,374           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(855)

  Accumulation unit value:
    Beginning of period                    $13.22          $11.97          $11.22           N/A            N/A
    End of period                          $14.41          $13.22          $11.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,920           19,544          15,030           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.53          $12.62          $11.27          $9.70          $7.01
    End of period                          $15.20          $14.53          $12.62         $11.27          $9.70
  Accumulation units outstanding
  at the end of period                     14,750          24,302          23,633         25,403          15,013

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $8.72
    End of period                          $7.01
  Accumulation units outstanding
  at the end of period                     4,749


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $9.05           $8.76           $8.15           $7.95          $6.85
    End of period                          $9.77           $9.05           $8.76           $8.15          $7.95
  Accumulation units outstanding
  at the end of period                       -             8,375           9,848           8,739          9,191

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.70
    End of period                          $6.85
  Accumulation units outstanding
  at the end of period                     2,181

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.72           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,064            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.91          $13.81         $13.43          $13.02
    End of period                          $15.09          $14.17          $13.91         $13.81          $13.43
  Accumulation units outstanding
  at the end of period                     59,653          59,520          63,102         63,142          71,674

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $12.39
    End of period                          $13.02
  Accumulation units outstanding
  at the end of period                     46,377

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $23.82          $21.27          $19.87         $17.85          $14.25
    End of period                          $21.74          $23.82          $21.27         $19.87          $17.85
  Accumulation units outstanding
  at the end of period                     2,671           2,674           2,677           2,359          1,855

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.65
    End of period                          $14.25
  Accumulation units outstanding
  at the end of period                     1,509


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.28          $13.08
    End of period                           N/A             N/A             N/A           $15.78          $15.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            14,376

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.11
    End of period                          $13.08
  Accumulation units outstanding
  at the end of period                     3,542

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.95          $12.93         $12.57           N/A
    End of period                          $13.71          $14.08          $12.95         $12.93           N/A
  Accumulation units outstanding
  at the end of period                     11,654          10,302          15,661         24,034           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(106)

  Accumulation unit value:
    Beginning of period                    $22.41          $20.14          $19.50         $18.05          $14.72
    End of period                          $20.82          $22.41          $20.14         $19.50          $18.05
  Accumulation units outstanding
  at the end of period                     7,094           8,848           8,943           7,750          15,830

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(106)

  Accumulation unit value:
    Beginning of period                    $17.96
    End of period                          $14.72
  Accumulation units outstanding
  at the end of period                     10,746

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.64           $8.30           $7.52           $6.44          $4.90
    End of period                          $8.43           $8.64           $8.30           $7.52          $6.44
  Accumulation units outstanding
  at the end of period                       -             5,245           7,390           9,362          5,460

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $6.61
    End of period                          $4.90
  Accumulation units outstanding
  at the end of period                     2,328


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(115)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.26          $8.53
    End of period                           N/A             N/A             N/A           $10.44          $10.26
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           135,120

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(115)

  Accumulation unit value:
    Beginning of period                    $9.81
    End of period                          $8.53
  Accumulation units outstanding
  at the end of period                    116,290

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(497)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.26           N/A
    End of period                           N/A             N/A             N/A           $10.14           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(497)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(117)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.12          $8.13
    End of period                           N/A             N/A             N/A           $10.32          $10.12
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,060

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(117)

  Accumulation unit value:
    Beginning of period                    $9.79
    End of period                          $8.13
  Accumulation units outstanding
  at the end of period                     2,234

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.41          $8.14
    End of period                           N/A             N/A             N/A           $10.63          $10.41
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,943

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(118)

  Accumulation unit value:
    Beginning of period                    $10.43
    End of period                          $8.14
  Accumulation units outstanding
  at the end of period                     3,949


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19          $7.99
    End of period                           N/A             N/A             N/A           $10.37          $10.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            22,446

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                    $10.25
    End of period                          $7.99
  Accumulation units outstanding
  at the end of period                     19,882

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $15.23          $13.39          $12.54         $11.31          $9.06
    End of period                          $16.37          $15.23          $13.39         $12.54          $11.31
  Accumulation units outstanding
  at the end of period                     53,215          53,577          58,709         62,725          14,562

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $11.12
    End of period                          $9.06
  Accumulation units outstanding
  at the end of period                     12,362

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(809)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.53          $10.11           N/A            N/A
    End of period                          $11.70          $11.18          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(809)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $15.17          $13.50          $12.76         $11.64          $9.71
    End of period                          $16.23          $15.17          $13.50         $12.76          $11.64
  Accumulation units outstanding
  at the end of period                    182,380         182,361         201,340         263,509        124,519

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $11.20
    End of period                          $9.71
  Accumulation units outstanding
  at the end of period                     63,640

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(793)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.85          $10.26           N/A            N/A
    End of period                          $12.51          $11.79          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,888           1,536            465             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.42          $13.06          $12.46         $11.55          $9.97
    End of period                          $15.42          $14.42          $13.06         $12.46          $11.55
  Accumulation units outstanding
  at the end of period                    110,904         116,881         132,073         156,987         78,617

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $11.00
    End of period                          $9.97
  Accumulation units outstanding
  at the end of period                     59,548

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(152)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.91          $8.49
    End of period                           N/A             N/A             N/A           $11.15          $10.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,075

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(152)

  Accumulation unit value:
    Beginning of period                    $8.93
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                     2,559

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(106)

  Accumulation unit value:
    Beginning of period                    $26.28          $23.48          $22.65         $20.76          $17.34
    End of period                          $27.80          $26.28          $23.48         $22.65          $20.76
  Accumulation units outstanding
  at the end of period                     13,572          14,834          18,074         15,516          8,466

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(106)

  Accumulation unit value:
    Beginning of period                    $18.62
    End of period                          $17.34
  Accumulation units outstanding
  at the end of period                     9,871


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $12.52          $12.17          $12.04         $12.13          $12.27
    End of period                          $12.91          $12.52          $12.17         $12.04          $12.13
  Accumulation units outstanding
  at the end of period                     45,437          28,187          27,793         33,004          13,813

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $12.31
    End of period                          $12.27
  Accumulation units outstanding
  at the end of period                     1,174

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                    $20.76          $17.44          $16.38         $14.50          $10.93
    End of period                          $22.04          $20.76          $17.44         $16.38          $14.50
  Accumulation units outstanding
  at the end of period                     3,494           2,794           2,489           2,432           268

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                    $10.83
    End of period                          $10.93
  Accumulation units outstanding
  at the end of period                      952


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $29.66          $26.50          $25.37         $23.45          $18.25
    End of period                          $32.15          $29.66          $26.50         $25.37          $23.45
  Accumulation units outstanding
  at the end of period                     18,881          15,757          14,318         12,828          11,828

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $22.52
    End of period                          $18.25
  Accumulation units outstanding
  at the end of period                     6,968

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $38.89          $36.99          $32.93         $28.34          $20.77
    End of period                          $44.87          $38.89          $36.99         $32.93          $28.34
  Accumulation units outstanding
  at the end of period                     7,676           9,963           10,766         12,478          5,377

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $26.75
    End of period                          $20.77
  Accumulation units outstanding
  at the end of period                     1,982


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $16.19          $13.70          $13.12         $11.56          $9.04
    End of period                          $16.07          $16.19          $13.70         $13.12          $11.56
  Accumulation units outstanding
  at the end of period                     53,135          51,665          55,973         57,169          36,315

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.44
    End of period                          $9.04
  Accumulation units outstanding
  at the end of period                     10,985

Accumulation Unit Values
Contract with Endorsements - 1.575%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(77)

  Accumulation unit value:
    Beginning of period                    $12.47          $11.74          $11.12         $10.27          $8.03
    End of period                          $14.21          $12.47          $11.74         $11.12          $10.27
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(77)

  Accumulation unit value:
    Beginning of period                    $10.87
    End of period                          $8.03
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(82)

  Accumulation unit value:
    Beginning of period                    $14.27          $12.66          $11.86         $11.28          $8.28
    End of period                          $15.64          $14.27          $12.66         $11.86          $11.28
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(82)

  Accumulation unit value:
    Beginning of period                    $11.02
    End of period                          $8.28
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $19.62          $18.99          $17.17         $16.61          $12.47
    End of period                          $21.30          $19.62          $18.99         $17.17          $16.61
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $18.54
    End of period                          $12.47
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(106)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.81           $9.38          $7.66
    End of period                           N/A             N/A            $8.92           $9.81          $9.38
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $9.81
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(65)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.96          $10.11          $9.39          $8.39
    End of period                          $12.70          $11.95          $10.96         $10.11          $9.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(65)

  Accumulation unit value:
    Beginning of period                    $9.16
    End of period                          $8.39
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(65)

  Accumulation unit value:
    Beginning of period                    $27.24          $26.46          $25.68         $23.36          $17.52
    End of period                          $29.43          $27.24          $26.46         $25.68          $23.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(65)

  Accumulation unit value:
    Beginning of period                    $23.30
    End of period                          $17.52
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(77)

  Accumulation unit value:
    Beginning of period                    $19.07          $17.24          $16.94         $16.19          $13.20
    End of period                          $18.88          $19.07          $17.24         $16.94          $16.19
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(77)

  Accumulation unit value:
    Beginning of period                    $17.52
    End of period                          $13.20
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(77)

  Accumulation unit value:
    Beginning of period                    $23.04          $19.49          $19.31         $16.52          $11.99
    End of period                          $25.42          $23.04          $19.49         $19.31          $16.52
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(77)

  Accumulation unit value:
    Beginning of period                    $16.71
    End of period                          $11.99
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(77)

  Accumulation unit value:
    Beginning of period                    $19.11          $18.54          $18.35         $17.44          $15.61
    End of period                          $20.13          $19.11          $18.54         $18.35          $17.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(77)

  Accumulation unit value:
    Beginning of period                    $14.83
    End of period                          $15.61
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $23.81          $21.59          $20.66         $17.78          $13.32
    End of period                          $25.31          $23.81          $21.59         $20.66          $17.78
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $17.39
    End of period                          $13.32
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(85)

  Accumulation unit value:
    Beginning of period                    $15.69          $15.44          $15.32         $14.99          $15.05
    End of period                          $16.43          $15.69          $15.44         $15.32          $14.99
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(85)

  Accumulation unit value:
    Beginning of period                    $13.60
    End of period                          $15.05
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(65)

  Accumulation unit value:
    Beginning of period                    $20.58          $18.25          $17.04         $13.88          $10.94
    End of period                          $19.73          $20.58          $18.25         $17.04          $13.88
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(65)

  Accumulation unit value:
    Beginning of period                    $13.27
    End of period                          $10.94
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(77)

  Accumulation unit value:
    Beginning of period                    $17.13          $14.90          $14.46         $12.73          $9.32
    End of period                          $15.71          $17.13          $14.90         $14.46          $12.73
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(77)

  Accumulation unit value:
    Beginning of period                    $12.25
    End of period                          $9.32
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(86)

  Accumulation unit value:
    Beginning of period                    $11.31          $11.09          $11.06         $10.84          $10.69
    End of period                          $11.85          $11.31          $11.09         $11.06          $10.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(86)

  Accumulation unit value:
    Beginning of period                    $9.86
    End of period                          $10.69
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(65)

  Accumulation unit value:
    Beginning of period                    $11.30          $8.86           $9.54           $9.42          $7.61
    End of period                          $11.23          $11.30          $8.86           $9.54          $9.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(65)

  Accumulation unit value:
    Beginning of period                    $9.13
    End of period                          $7.61
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(84)

  Accumulation unit value:
    Beginning of period                    $9.73           $8.46           $8.24           $7.53          $5.92
    End of period                          $9.94           $9.73           $8.46           $8.24          $7.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(84)

  Accumulation unit value:
    Beginning of period                    $7.91
    End of period                          $5.92
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(76)

  Accumulation unit value:
    Beginning of period                    $18.66          $15.09          $13.53         $11.50          $8.51
    End of period                          $20.27          $18.66          $15.09         $13.53          $11.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(76)

  Accumulation unit value:
    Beginning of period                    $10.47
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(68)

  Accumulation unit value:
    Beginning of period                    $15.23          $14.11          $12.80         $11.23          $8.48
    End of period                          $16.11          $15.23          $14.11         $12.80          $11.23
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(68)

  Accumulation unit value:
    Beginning of period                    $10.66
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(76)

  Accumulation unit value:
    Beginning of period                    $12.17          $10.75          $10.46          $9.65          $7.67
    End of period                          $12.57          $12.17          $10.75         $10.46          $9.65
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(76)

  Accumulation unit value:
    Beginning of period                    $10.20
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(76)

  Accumulation unit value:
    Beginning of period                    $15.56          $13.46          $13.12         $11.35          $7.90
    End of period                          $15.00          $15.56          $13.46         $13.12          $11.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(76)

  Accumulation unit value:
    Beginning of period                    $10.41
    End of period                          $7.90
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $14.52          $12.61          $11.26          $9.70          $7.01
    End of period                          $15.20          $14.52          $12.61         $11.26          $9.70
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $9.40
    End of period                          $7.01
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(65)

  Accumulation unit value:
    Beginning of period                    $9.05           $8.76           $8.15           $7.95          $6.85
    End of period                          $9.77           $9.05           $8.76           $8.15          $7.95
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division(65)

  Accumulation unit value:
    Beginning of period                    $8.85
    End of period                          $6.85
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(65)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.90          $13.80         $13.42          $13.01
    End of period                          $15.09          $14.16          $13.90         $13.80          $13.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(65)

  Accumulation unit value:
    Beginning of period                    $12.38
    End of period                          $13.01
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(86)

  Accumulation unit value:
    Beginning of period                    $23.80          $21.26          $19.86         $17.84          $14.25
    End of period                          $21.73          $23.80          $21.26         $19.86          $17.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(86)

  Accumulation unit value:
    Beginning of period                    $18.08
    End of period                          $14.25
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(65)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.27          $13.07
    End of period                           N/A             N/A             N/A           $15.77          $15.27
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(65)

  Accumulation unit value:
    Beginning of period                    $12.95
    End of period                          $13.07
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(82)

  Accumulation unit value:
    Beginning of period                    $22.40          $20.13          $19.50         $18.04          $14.72
    End of period                          $20.81          $22.40          $20.13         $19.50          $18.04
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(82)

  Accumulation unit value:
    Beginning of period                    $18.68
    End of period                          $14.72
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(65)

  Accumulation unit value:
    Beginning of period                    $8.63           $8.30           $7.52           $6.44          $4.90
    End of period                          $8.43           $8.63           $8.30           $7.52          $6.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(65)

  Accumulation unit value:
    Beginning of period                    $6.57
    End of period                          $4.90
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(68)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.25          $8.53
    End of period                           N/A             N/A             N/A           $10.43          $10.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(68)

  Accumulation unit value:
    Beginning of period                    $10.13
    End of period                          $8.53
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(100)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.12          $8.13
    End of period                           N/A             N/A             N/A           $10.32          $10.12
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(100)

  Accumulation unit value:
    Beginning of period                    $9.83
    End of period                          $8.13
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(81)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.41          $8.14
    End of period                           N/A             N/A             N/A           $10.63          $10.41
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(81)

  Accumulation unit value:
    Beginning of period                    $10.60
    End of period                          $8.14
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(85)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.18          $7.98
    End of period                           N/A             N/A             N/A           $10.36          $10.18
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(85)

  Accumulation unit value:
    Beginning of period                    $10.57
    End of period                          $7.98
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(70)

  Accumulation unit value:
    Beginning of period                    $15.22          $13.38          $12.53         $11.30          $9.06
    End of period                          $16.36          $15.22          $13.38         $12.53          $11.30
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(70)

  Accumulation unit value:
    Beginning of period                    $11.44
    End of period                          $9.06
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $15.16          $13.49          $12.76         $11.63          $9.71
    End of period                          $16.22          $15.16          $13.49         $12.76          $11.63
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $11.01
    End of period                          $9.71
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(65)

  Accumulation unit value:
    Beginning of period                    $14.41          $13.05          $12.46         $11.55          $9.97
    End of period                          $15.41          $14.41          $13.05         $12.46          $11.55
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(65)

  Accumulation unit value:
    Beginning of period                    $11.01
    End of period                          $9.97
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(81)

  Accumulation unit value:
    Beginning of period                    $26.26          $23.47          $22.64         $20.75          $17.34
    End of period                          $27.78          $26.26          $23.47         $22.64          $20.75
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(81)

  Accumulation unit value:
    Beginning of period                    $18.37
    End of period                          $17.34
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(72)

  Accumulation unit value:
    Beginning of period                    $12.49          $12.14          $12.01         $12.11          $12.24
    End of period                          $12.88          $12.49          $12.14         $12.01          $12.11
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(72)

  Accumulation unit value:
    Beginning of period                    $12.30
    End of period                          $12.24
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $29.64          $26.48          $25.36         $23.44          $18.24
    End of period                          $32.12          $29.64          $26.48         $25.36          $23.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $24.12
    End of period                          $18.24
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $38.94          $37.04          $32.98         $28.39          $20.81
    End of period                          $44.93          $38.94          $37.04         $32.98          $28.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $27.39
    End of period                          $20.81
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(77)

  Accumulation unit value:
    Beginning of period                    $16.19          $13.70          $13.11         $11.56          $9.04
    End of period                          $16.07          $16.19          $13.70         $13.11          $11.56
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(77)

  Accumulation unit value:
    Beginning of period                    $11.76
    End of period                          $9.04
  Accumulation units outstanding
  at the end of period                       -

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(103)

  Accumulation unit value:
    Beginning of period                    $17.38          $14.41          $13.22         $11.55          $9.13
    End of period                          $18.77          $17.38          $14.41         $13.22          $11.55
  Accumulation units outstanding
  at the end of period                    122,436          95,742          91,870         86,938         116,665

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(103)

  Accumulation unit value:
    Beginning of period                    $11.64
    End of period                          $9.13
  Accumulation units outstanding
  at the end of period                     45,530

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(83)

  Accumulation unit value:
    Beginning of period                    $12.45          $11.73          $11.11         $10.27          $8.02
    End of period                          $14.18          $12.45          $11.73         $11.11          $10.27
  Accumulation units outstanding
  at the end of period                    293,388         208,805         221,448         220,379         72,166

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(83)

  Accumulation unit value:
    Beginning of period                    $10.66
    End of period                          $8.02
  Accumulation units outstanding
  at the end of period                     5,829


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(39)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.40          $7.78
    End of period                           N/A             N/A             N/A            $9.19          $9.40
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            24,865

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(39)

  Accumulation unit value:
    Beginning of period                    $10.52
    End of period                          $7.78
  Accumulation units outstanding
  at the end of period                     11,423

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                    $15.54          $11.58          $10.45           N/A            N/A
    End of period                          $13.00          $15.54          $11.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,235         107,625          12,962           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(93)

  Accumulation unit value:
    Beginning of period                    $14.25          $12.65          $11.85         $11.27          $8.27
    End of period                          $15.62          $14.25          $12.65         $11.85          $11.27
  Accumulation units outstanding
  at the end of period                     48,710          59,308          77,525         83,774         122,107

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(93)

  Accumulation unit value:
    Beginning of period                    $11.04
    End of period                          $8.27
  Accumulation units outstanding
  at the end of period                     16,464

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(55)

  Accumulation unit value:
    Beginning of period                    $19.56          $18.94          $17.13         $16.58          $12.45
    End of period                          $21.24          $19.56          $18.94         $17.13          $16.58
  Accumulation units outstanding
  at the end of period                       -             57,730         112,433         139,749         23,091

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(55)

  Accumulation unit value:
    Beginning of period                    $17.85
    End of period                          $12.45
  Accumulation units outstanding
  at the end of period                     4,349


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(39)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.80           $9.36          $7.65
    End of period                           N/A             N/A            $8.90           $9.80          $9.36
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            59,090         201,148

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(39)

  Accumulation unit value:
    Beginning of period                    $10.80
    End of period                          $7.65
  Accumulation units outstanding
  at the end of period                     75,519

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(63)

  Accumulation unit value:
    Beginning of period                    $11.93          $10.94          $10.10          $9.38          $8.38
    End of period                          $12.68          $11.93          $10.94         $10.10          $9.38
  Accumulation units outstanding
  at the end of period                    215,885         229,733         240,272         254,002        123,877

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(63)

  Accumulation unit value:
    Beginning of period                    $9.12
    End of period                          $8.38
  Accumulation units outstanding
  at the end of period                     25,293


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(578)

  Accumulation unit value:
    Beginning of period                    $25.46          $22.83          $22.77         $19.76           N/A
    End of period                          $30.23          $25.46          $22.83         $22.77           N/A
  Accumulation units outstanding
  at the end of period                     10,622          7,399           6,026           4,478           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(578)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(55)

  Accumulation unit value:
    Beginning of period                    $27.17          $26.39          $25.62         $23.31          $17.49
    End of period                          $29.33          $27.17          $26.39         $25.62          $23.31
  Accumulation units outstanding
  at the end of period                     28,764          30,696          44,865         115,406         13,341

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(55)

  Accumulation unit value:
    Beginning of period                    $23.69
    End of period                          $17.49
  Accumulation units outstanding
  at the end of period                     3,250

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.99           N/A             N/A             N/A            N/A
    End of period                          $13.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    238,462           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.01           N/A             N/A             N/A            N/A
    End of period                          $10.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      426             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $19.02          $17.20          $16.91         $16.16          $13.18
    End of period                          $18.82          $19.02          $17.20         $16.91          $16.16
  Accumulation units outstanding
  at the end of period                     77,438          81,135          85,104         86,324          29,768

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $16.48
    End of period                          $13.18
  Accumulation units outstanding
  at the end of period                     7,382


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(70)

  Accumulation unit value:
    Beginning of period                    $22.96          $19.42          $19.25         $16.47          $11.95
    End of period                          $25.32          $22.96          $19.42         $19.25          $16.47
  Accumulation units outstanding
  at the end of period                     83,986          62,473          60,556         78,723          28,795

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(70)

  Accumulation unit value:
    Beginning of period                    $16.57
    End of period                          $11.95
  Accumulation units outstanding
  at the end of period                     35,774

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    382,524           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,434            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.95            N/A             N/A            N/A
    End of period                          $10.89          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,687          16,074           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,214           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                    $12.64          $10.91          $10.26           N/A            N/A
    End of period                          $11.68          $12.64          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,710          49,301          18,543           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(71)

  Accumulation unit value:
    Beginning of period                    $19.01          $18.46          $18.27         $17.37          $15.54
    End of period                          $20.02          $19.01          $18.46         $18.27          $17.37
  Accumulation units outstanding
  at the end of period                    241,996         264,507         265,151         239,520         40,912

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(71)

  Accumulation unit value:
    Beginning of period                    $14.75
    End of period                          $15.54
  Accumulation units outstanding
  at the end of period                     9,977

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                    $12.84          $11.27          $10.00           N/A            N/A
    End of period                          $12.98          $12.84          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,341          78,108          69,310           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.52          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     76,452          65,591           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(245)

  Accumulation unit value:
    Beginning of period                    $15.65          $12.05          $10.32          $8.56          $6.24
    End of period                          $17.24          $15.65          $12.05         $10.32          $8.56
  Accumulation units outstanding
  at the end of period                    306,032         377,403         329,375         354,752        125,077

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(245)

  Accumulation unit value:
    Beginning of period                    $6.19
    End of period                          $6.24
  Accumulation units outstanding
  at the end of period                      481


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(81)

  Accumulation unit value:
    Beginning of period                    $23.75          $21.53          $20.61         $17.75          $13.29
    End of period                          $25.23          $23.75          $21.53         $20.61          $17.75
  Accumulation units outstanding
  at the end of period                     29,535          19,676          18,859         20,437          14,718

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(81)

  Accumulation unit value:
    Beginning of period                    $17.03
    End of period                          $13.29
  Accumulation units outstanding
  at the end of period                      348

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(39)

  Accumulation unit value:
    Beginning of period                    $15.65          $15.40          $15.29         $14.96          $15.02
    End of period                          $16.38          $15.65          $15.40         $15.29          $14.96
  Accumulation units outstanding
  at the end of period                    165,967         120,020         138,849         135,235         86,680

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(39)

  Accumulation unit value:
    Beginning of period                    $13.86
    End of period                          $15.02
  Accumulation units outstanding
  at the end of period                     47,865


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.98            N/A             N/A            N/A
    End of period                          $14.10          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    152,054          43,486           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(50)

  Accumulation unit value:
    Beginning of period                    $20.54          $18.21          $17.01         $13.86          $10.93
    End of period                          $19.68          $20.54          $18.21         $17.01          $13.86
  Accumulation units outstanding
  at the end of period                    172,287         170,774         168,572         200,045         70,829

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(50)

  Accumulation unit value:
    Beginning of period                    $12.68
    End of period                          $10.93
  Accumulation units outstanding
  at the end of period                     13,009


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(61)

  Accumulation unit value:
    Beginning of period                    $17.09          $14.87          $14.44         $12.71          $9.31
    End of period                          $15.67          $17.09          $14.87         $14.44          $12.71
  Accumulation units outstanding
  at the end of period                    109,193         130,920         184,192         238,569        134,440

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(61)

  Accumulation unit value:
    Beginning of period                    $11.25
    End of period                          $9.31
  Accumulation units outstanding
  at the end of period                     12,920

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,224           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(129)

  Accumulation unit value:
    Beginning of period                    $12.54          $11.35          $11.88          $9.90          $7.58
    End of period                          $11.99          $12.54          $11.35         $11.88          $9.90
  Accumulation units outstanding
  at the end of period                   1,425,177       1,713,674       1,877,412       1,736,071       217,272

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(129)

  Accumulation unit value:
    Beginning of period                    $9.25
    End of period                          $7.58
  Accumulation units outstanding
  at the end of period                     22,745

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(78)

  Accumulation unit value:
    Beginning of period                    $11.30          $11.07          $11.05         $10.83          $10.69
    End of period                          $11.83          $11.30          $11.07         $11.05          $10.83
  Accumulation units outstanding
  at the end of period                    632,500         681,868         867,467         891,440        232,387

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(78)

  Accumulation unit value:
    Beginning of period                    $9.82
    End of period                          $10.69
  Accumulation units outstanding
  at the end of period                     58,570


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(493)

  Accumulation unit value:
    Beginning of period                    $6.01           $4.49           $4.52           $4.07           N/A
    End of period                          $6.17           $6.01           $4.49           $4.52           N/A
  Accumulation units outstanding
  at the end of period                    185,751         156,427          72,635         113,500          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(493)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.37          $10.80          $9.96           N/A
    End of period                          $10.50          $11.58          $10.37         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     21,720          38,109          34,931         22,700           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(59)

  Accumulation unit value:
    Beginning of period                    $11.28          $8.84           $9.53           $9.41          $7.60
    End of period                          $11.21          $11.28          $8.84           $9.53          $9.41
  Accumulation units outstanding
  at the end of period                   1,753,198       2,156,781       2,359,721       2,205,522       327,493

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(59)

  Accumulation unit value:
    Beginning of period                    $8.70
    End of period                          $7.60
  Accumulation units outstanding
  at the end of period                     50,517

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.00           N/A             N/A            N/A
    End of period                          $10.46          $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    365,228         319,970           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(59)

  Accumulation unit value:
    Beginning of period                    $9.71           $8.44           $8.23           $7.52          $5.92
    End of period                          $9.91           $9.71           $8.44           $8.23          $7.52
  Accumulation units outstanding
  at the end of period                    151,781         187,863         212,795         293,335        112,119

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(59)

  Accumulation unit value:
    Beginning of period                    $7.43
    End of period                          $5.92
  Accumulation units outstanding
  at the end of period                     7,549

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(493)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.56          $12.03         $10.82           N/A
    End of period                          $11.93          $14.67          $12.56         $12.03           N/A
  Accumulation units outstanding
  at the end of period                     37,441          54,891          41,928         42,381           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(129)

  Accumulation unit value:
    Beginning of period                    $17.48          $12.67          $11.69          $9.27          $7.07
    End of period                          $19.11          $17.48          $12.67         $11.69          $9.27
  Accumulation units outstanding
  at the end of period                   1,424,761       1,807,107       1,996,634       1,798,829       210,463

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(129)

  Accumulation unit value:
    Beginning of period                    $8.57
    End of period                          $7.07
  Accumulation units outstanding
  at the end of period                     15,848

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.32          $10.69         $10.50          $10.23
    End of period                          $12.53          $11.84          $11.32         $10.69          $10.50
  Accumulation units outstanding
  at the end of period                    124,140         123,755         156,765         99,367          25,682

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(78)

  Accumulation unit value:
    Beginning of period                    $18.63          $15.08          $13.52         $11.50          $8.51
    End of period                          $20.24          $18.63          $15.08         $13.52          $11.50
  Accumulation units outstanding
  at the end of period                    577,791         713,972         765,163         839,686        167,301

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(78)

  Accumulation unit value:
    Beginning of period                    $10.47
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                     41,950


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                    $13.89          $11.88          $10.90          $9.92           N/A
    End of period                          $13.86          $13.89          $11.88         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   1,311,190       1,501,730        887,522         87,828           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.13           N/A             N/A            N/A
    End of period                          $11.98          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    132,406          44,893           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.55          $10.83         $10.12           N/A
    End of period                          $12.74          $10.87          $10.55         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     51,142          47,519          48,088         39,183           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    177,683           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $27.62          $23.23          $17.26         $14.31           N/A
    End of period                          $36.76          $27.62          $23.23         $17.26           N/A
  Accumulation units outstanding
  at the end of period                    119,098         118,958         151,146         74,279           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(129)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.35          $9.88           $8.53          $7.29
    End of period                          $14.21          $13.75          $13.35          $9.88          $8.53
  Accumulation units outstanding
  at the end of period                   1,476,852       1,803,065       2,081,412       1,976,110       250,730

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(129)

  Accumulation unit value:
    Beginning of period                    $9.74
    End of period                          $7.29
  Accumulation units outstanding
  at the end of period                     20,320


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.47            N/A             N/A            N/A
    End of period                          $10.79          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,248           5,721            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(78)

  Accumulation unit value:
    Beginning of period                    $15.21          $14.09          $12.79         $11.22          $8.47
    End of period                          $16.09          $15.21          $14.09         $12.79          $11.22
  Accumulation units outstanding
  at the end of period                    669,496         790,185         911,694         987,482        248,893

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(78)

  Accumulation unit value:
    Beginning of period                    $10.67
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                     51,862


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(55)

  Accumulation unit value:
    Beginning of period                    $12.16          $10.73          $10.45          $9.65          $7.67
    End of period                          $12.55          $12.16          $10.73         $10.45          $9.65
  Accumulation units outstanding
  at the end of period                   1,162,125       1,287,765       1,388,502       1,585,750       374,128

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(55)

  Accumulation unit value:
    Beginning of period                    $9.79
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                     76,112

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,382           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(129)

  Accumulation unit value:
    Beginning of period                    $21.11          $19.59          $18.27         $16.49          $11.32
    End of period                          $18.60          $21.11          $19.59         $18.27          $16.49
  Accumulation units outstanding
  at the end of period                    864,300        1,015,439       1,169,597       1,073,963       150,344

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(129)

  Accumulation unit value:
    Beginning of period                    $13.79
    End of period                          $11.32
  Accumulation units outstanding
  at the end of period                     12,903

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(78)

  Accumulation unit value:
    Beginning of period                    $15.54          $13.44          $13.11         $11.34          $7.90
    End of period                          $14.97          $15.54          $13.44         $13.11          $11.34
  Accumulation units outstanding
  at the end of period                    581,082         653,344         717,040         778,833        225,212

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(78)

  Accumulation unit value:
    Beginning of period                    $10.34
    End of period                          $7.90
  Accumulation units outstanding
  at the end of period                     48,404


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(493)

  Accumulation unit value:
    Beginning of period                    $6.16           $5.73           $5.68           $6.11           N/A
    End of period                          $6.95           $6.16           $5.73           $5.68           N/A
  Accumulation units outstanding
  at the end of period                    176,005         173,882         144,511         113,114          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(681)

  Accumulation unit value:
    Beginning of period                    $15.15          $15.61          $11.43          $9.73           N/A
    End of period                          $17.81          $15.15          $15.61         $11.43           N/A
  Accumulation units outstanding
  at the end of period                    539,671         519,476         496,263         64,411           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                    $13.21          $11.96          $11.07          $9.95           N/A
    End of period                          $14.39          $13.21          $11.96         $11.07           N/A
  Accumulation units outstanding
  at the end of period                    225,779         370,267         465,406         57,594           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(39)

  Accumulation unit value:
    Beginning of period                    $14.50          $12.60          $11.25          $9.70          $7.01
    End of period                          $15.17          $14.50          $12.60         $11.25          $9.70
  Accumulation units outstanding
  at the end of period                    182,742         225,160         272,585         286,871         84,995

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(39)

  Accumulation unit value:
    Beginning of period                    $8.88
    End of period                          $7.01
  Accumulation units outstanding
  at the end of period                     46,276


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(83)

  Accumulation unit value:
    Beginning of period                    $9.03           $8.75           $8.15           $7.94          $6.85
    End of period                          $9.75           $9.03           $8.75           $8.15          $7.94
  Accumulation units outstanding
  at the end of period                       -             49,411          51,215         60,238          28,025

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division(83)

  Accumulation unit value:
    Beginning of period                    $8.95
    End of period                          $6.85
  Accumulation units outstanding
  at the end of period                     1,490

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    100,803           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(39)

  Accumulation unit value:
    Beginning of period                    $14.13          $13.87          $13.78         $13.40          $13.00
    End of period                          $15.05          $14.13          $13.87         $13.78          $13.40
  Accumulation units outstanding
  at the end of period                    628,085         579,052         549,451         504,201        200,320

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(39)

  Accumulation unit value:
    Beginning of period                    $12.29
    End of period                          $13.00
  Accumulation units outstanding
  at the end of period                     47,963

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(50)

  Accumulation unit value:
    Beginning of period                    $23.73          $21.20          $19.81         $17.81          $14.22
    End of period                          $21.66          $23.73          $21.20         $19.81          $17.81
  Accumulation units outstanding
  at the end of period                     13,367          16,384          17,265          9,543          5,959

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(50)

  Accumulation unit value:
    Beginning of period                    $17.36
    End of period                          $14.22
  Accumulation units outstanding
  at the end of period                     1,170


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(39)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.24          $13.05
    End of period                           N/A             N/A             N/A           $15.73          $15.24
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           119,798

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(39)

  Accumulation unit value:
    Beginning of period                    $13.04
    End of period                          $13.05
  Accumulation units outstanding
  at the end of period                     2,977

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.92          $12.91         $12.55           N/A
    End of period                          $13.67          $14.05          $12.92         $12.91           N/A
  Accumulation units outstanding
  at the end of period                    189,756         278,714         325,927         357,531          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(81)

  Accumulation unit value:
    Beginning of period                    $22.34          $20.08          $19.45         $18.01          $14.69
    End of period                          $20.74          $22.34          $20.08         $19.45          $18.01
  Accumulation units outstanding
  at the end of period                     29,294          50,919          52,447         54,383          18,371

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(81)

  Accumulation unit value:
    Beginning of period                    $18.54
    End of period                          $14.69
  Accumulation units outstanding
  at the end of period                     3,051

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(81)

  Accumulation unit value:
    Beginning of period                    $8.62           $8.28           $7.51           $6.43          $4.90
    End of period                          $8.41           $8.62           $8.28           $7.51          $6.43
  Accumulation units outstanding
  at the end of period                       -             29,761          35,804         35,974          29,018

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(81)

  Accumulation unit value:
    Beginning of period                    $6.70
    End of period                          $4.90
  Accumulation units outstanding
  at the end of period                     9,289


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      470             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(98)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.25          $8.53
    End of period                           N/A             N/A             N/A           $10.43          $10.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            56,590

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(98)

  Accumulation unit value:
    Beginning of period                    $9.98
    End of period                          $8.53
  Accumulation units outstanding
  at the end of period                     19,064

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(363)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.95          $8.86
    End of period                           N/A             N/A             N/A           $10.13          $9.95
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,850

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.11          $8.12
    End of period                           N/A             N/A             N/A           $10.31          $10.11
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,499

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(143)

  Accumulation unit value:
    Beginning of period                    $9.01
    End of period                          $8.12
  Accumulation units outstanding
  at the end of period                     48,397

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      126             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $10.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       63             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $10.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,284            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1460)

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      450             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(181)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.40          $8.13
    End of period                           N/A             N/A             N/A           $10.61          $10.40
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,828

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(181)

  Accumulation unit value:
    Beginning of period                    $8.17
    End of period                          $8.13
  Accumulation units outstanding
  at the end of period                     1,976


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(62)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17          $7.98
    End of period                           N/A             N/A             N/A           $10.35          $10.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           178,362

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(62)

  Accumulation unit value:
    Beginning of period                    $10.08
    End of period                          $7.98
  Accumulation units outstanding
  at the end of period                     9,652

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $15.19          $13.36          $12.51         $11.29          $9.05
    End of period                          $16.32          $15.19          $13.36         $12.51          $11.29
  Accumulation units outstanding
  at the end of period                    744,367         770,684         956,874         961,604        145,868

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $10.76
    End of period                          $9.05
  Accumulation units outstanding
  at the end of period                     50,136

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.53          $10.31          $9.96           N/A
    End of period                          $11.69          $11.17          $10.53         $10.31           N/A
  Accumulation units outstanding
  at the end of period                    233,966         201,473          19,793         10,460           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(59)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.47          $12.74         $11.62          $9.70
    End of period                          $16.18          $15.13          $13.47         $12.74          $11.62
  Accumulation units outstanding
  at the end of period                   1,553,956       1,792,908       1,933,486       2,186,951       611,620

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(59)

  Accumulation unit value:
    Beginning of period                    $10.85
    End of period                          $9.70
  Accumulation units outstanding
  at the end of period                    160,118

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(685)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.85          $10.50          $9.91           N/A
    End of period                          $12.50          $11.79          $10.85         $10.50           N/A
  Accumulation units outstanding
  at the end of period                    114,162         122,382          41,347          5,613           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $14.38          $13.03          $12.44         $11.53          $9.95
    End of period                          $15.37          $14.38          $13.03         $12.44          $11.53
  Accumulation units outstanding
  at the end of period                   1,257,251       1,389,148       1,454,294       1,427,421       602,178

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $10.83
    End of period                          $9.95
  Accumulation units outstanding
  at the end of period                     92,469

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1038)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.19           N/A             N/A            N/A
    End of period                          $11.64          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,666            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1038)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1079)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.08           N/A             N/A            N/A
    End of period                          $11.81          $10.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1156)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.29           N/A             N/A            N/A
    End of period                          $11.95          $11.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,666             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1012)

  Accumulation unit value:
    Beginning of period                    $10.58          $9.96            N/A             N/A            N/A
    End of period                          $11.13          $10.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,838           6,158            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1012)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(95)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.89          $8.47
    End of period                           N/A             N/A             N/A           $11.13          $10.89
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,572

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(95)

  Accumulation unit value:
    Beginning of period                    $11.10
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                      448

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(70)

  Accumulation unit value:
    Beginning of period                    $26.18          $23.41          $22.59         $20.70          $17.30
    End of period                          $27.70          $26.18          $23.41         $22.59          $20.70
  Accumulation units outstanding
  at the end of period                    300,500         266,429         251,814         261,169         66,404

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(70)

  Accumulation unit value:
    Beginning of period                    $18.58
    End of period                          $17.30
  Accumulation units outstanding
  at the end of period                     5,408


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(123)

  Accumulation unit value:
    Beginning of period                    $12.47          $12.12          $11.99         $12.09          $12.23
    End of period                          $12.85          $12.47          $12.12         $11.99          $12.09
  Accumulation units outstanding
  at the end of period                    647,788         276,460         249,165         102,563         70,311

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(123)

  Accumulation unit value:
    Beginning of period                    $12.27
    End of period                          $12.23
  Accumulation units outstanding
  at the end of period                     28,058

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                    $20.74          $17.43          $16.37         $14.49          $10.93
    End of period                          $22.01          $20.74          $17.43         $16.37          $14.49
  Accumulation units outstanding
  at the end of period                    206,105         175,429         130,036         154,856         38,364

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                    $11.24
    End of period                          $10.93
  Accumulation units outstanding
  at the end of period                      685


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $29.55          $26.41          $25.30         $23.39          $18.21
    End of period                          $32.02          $29.55          $26.41         $25.30          $23.39
  Accumulation units outstanding
  at the end of period                    218,018         170,295         178,385         150,858         41,916

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $22.28
    End of period                          $18.21
  Accumulation units outstanding
  at the end of period                     3,956

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(39)

  Accumulation unit value:
    Beginning of period                    $38.76          $36.87          $32.84         $28.27          $20.73
    End of period                          $44.70          $38.76          $36.87         $32.84          $28.27
  Accumulation units outstanding
  at the end of period                    138,400         137,456         140,197         163,860         49,429

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(39)

  Accumulation unit value:
    Beginning of period                    $25.45
    End of period                          $20.73
  Accumulation units outstanding
  at the end of period                     2,035


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(55)

  Accumulation unit value:
    Beginning of period                    $16.16          $13.68          $13.10         $11.55          $9.04
    End of period                          $16.04          $16.16          $13.68         $13.10          $11.55
  Accumulation units outstanding
  at the end of period                    447,684         446,203         461,268         620,533        292,978

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(55)

  Accumulation unit value:
    Beginning of period                    $10.81
    End of period                          $9.04
  Accumulation units outstanding
  at the end of period                     69,170

Accumulation Unit Values
Contract with Endorsements - 1.605%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(938)

  Accumulation unit value:
    Beginning of period                    $17.37          $14.40          $13.34           N/A            N/A
    End of period                          $18.76          $17.37          $14.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                      664             551             588             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1186)

  Accumulation unit value:
    Beginning of period                    $12.45          $12.14           N/A             N/A            N/A
    End of period                          $14.18          $12.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      417             236             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1186)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(995)

  Accumulation unit value:
    Beginning of period                    $15.54          $12.00           N/A             N/A            N/A
    End of period                          $12.99          $15.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,147           3,062            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(995)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1015)

  Accumulation unit value:
    Beginning of period                    $25.45          $23.87           N/A             N/A            N/A
    End of period                          $30.21          $25.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      953            1,003            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1177)

  Accumulation unit value:
    Beginning of period                    $27.15          $26.53           N/A             N/A            N/A
    End of period                          $29.31          $27.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.41           N/A             N/A             N/A            N/A
    End of period                          $13.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,277            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1058)

  Accumulation unit value:
    Beginning of period                    $22.94          $22.11           N/A             N/A            N/A
    End of period                          $25.31          $22.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       37              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $9.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,271            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1177)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.48           N/A             N/A            N/A
    End of period                          $10.89          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,582             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1022)

  Accumulation unit value:
    Beginning of period                    $12.64          $11.92           N/A             N/A            N/A
    End of period                          $11.68          $12.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      457             393             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1022)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(861)

  Accumulation unit value:
    Beginning of period                    $19.00          $18.44          $18.50           N/A            N/A
    End of period                          $20.01          $19.00          $18.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,795           5,462           3,606            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(861)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1177)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.29           N/A             N/A            N/A
    End of period                          $12.98          $12.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      350              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1151)

  Accumulation unit value:
    Beginning of period                    $15.64          $13.70           N/A             N/A            N/A
    End of period                          $17.23          $15.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,409           2,200            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1151)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1186)

  Accumulation unit value:
    Beginning of period                    $23.73          $22.55           N/A             N/A            N/A
    End of period                          $25.21          $23.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      141             170             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1186)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(1186)

  Accumulation unit value:
    Beginning of period                    $15.64          $15.64           N/A             N/A            N/A
    End of period                          $16.37          $15.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,651           1,714            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(1186)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $14.10           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      217             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1058)

  Accumulation unit value:
    Beginning of period                    $17.08          $16.43           N/A             N/A            N/A
    End of period                          $15.66          $17.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $12.53          $11.34          $11.88         $10.99           N/A
    End of period                          $11.98          $12.53          $11.34         $11.88           N/A
  Accumulation units outstanding
  at the end of period                     3,461           3,155           2,052           2,011           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(992)

  Accumulation unit value:
    Beginning of period                    $11.29          $11.12           N/A             N/A            N/A
    End of period                          $11.83          $11.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,045           1,045            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1143)

  Accumulation unit value:
    Beginning of period                    $6.01           $5.31            N/A             N/A            N/A
    End of period                          $6.17           $6.01            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(678)

  Accumulation unit value:
    Beginning of period                    $11.27          $8.84           $9.52           $8.84           N/A
    End of period                          $11.20          $11.27          $8.84           $9.52           N/A
  Accumulation units outstanding
  at the end of period                     6,352           8,066           2,447           2,520           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1150)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.84           N/A             N/A            N/A
    End of period                          $10.46          $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,725            567             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1150)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(678)

  Accumulation unit value:
    Beginning of period                    $17.47          $12.67          $11.68         $10.50           N/A
    End of period                          $19.10          $17.47          $12.67         $11.68           N/A
  Accumulation units outstanding
  at the end of period                     4,263           6,130           2,123           2,092           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(1191)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.89           N/A             N/A            N/A
    End of period                          $12.53          $11.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      137              47             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(1191)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(1058)

  Accumulation unit value:
    Beginning of period                    $18.63          $17.16           N/A             N/A            N/A
    End of period                          $20.23          $18.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,658             31             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.88          $11.87          $10.90          $9.62           N/A
    End of period                          $13.86          $13.88          $11.87         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     27,542          22,402          8,963           8,963           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(842)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.55          $10.38           N/A            N/A
    End of period                          $12.74          $10.87          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                      402              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1337)

  Accumulation unit value:
    Beginning of period                    $10.65           N/A             N/A             N/A            N/A
    End of period                          $11.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      645             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1020)

  Accumulation unit value:
    Beginning of period                    $27.60          $24.31           N/A             N/A            N/A
    End of period                          $36.74          $27.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      105              21             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1020)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(678)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.35          $9.88           $9.00           N/A
    End of period                          $14.21          $13.75          $13.35          $9.88           N/A
  Accumulation units outstanding
  at the end of period                     4,346           5,588           2,523           2,509           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1205)

  Accumulation unit value:
    Beginning of period                    $15.21          $15.27           N/A             N/A            N/A
    End of period                          $16.08          $15.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              306             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                    $12.15          $10.73          $10.45          $9.71           N/A
    End of period                          $12.55          $12.15          $10.73         $10.45           N/A
  Accumulation units outstanding
  at the end of period                      707             707            18,040         97,031           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(678)

  Accumulation unit value:
    Beginning of period                    $21.10          $19.58          $18.27         $15.89           N/A
    End of period                          $18.59          $21.10          $19.58         $18.27           N/A
  Accumulation units outstanding
  at the end of period                     1,879           1,767           1,398           1,379           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1205)

  Accumulation unit value:
    Beginning of period                    $6.16           $6.23            N/A             N/A            N/A
    End of period                          $6.94           $6.16            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      690             750             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(848)

  Accumulation unit value:
    Beginning of period                    $15.15          $15.61          $12.53           N/A            N/A
    End of period                          $17.81          $15.15          $15.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,765           5,441             73             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1056)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.61           N/A             N/A            N/A
    End of period                          $14.39          $13.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      879             920             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1056)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1186)

  Accumulation unit value:
    Beginning of period                    $14.50          $13.81           N/A             N/A            N/A
    End of period                          $15.17          $14.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      122             139             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1186)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      475             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(992)

  Accumulation unit value:
    Beginning of period                    $14.12          $13.99           N/A             N/A            N/A
    End of period                          $15.04          $14.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,838           5,707            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(861)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.90          $12.82           N/A            N/A
    End of period                          $13.66          $14.03          $12.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                      577            1,537             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(861)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $23.91           N/A             N/A             N/A            N/A
    End of period                          $20.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       60             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(995)

  Accumulation unit value:
    Beginning of period                    $8.62           $8.54            N/A             N/A            N/A
    End of period                          $8.41           $8.62            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(995)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,690            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.26           N/A             N/A             N/A            N/A
    End of period                          $16.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,752            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1161)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.92           N/A             N/A            N/A
    End of period                          $11.68          $11.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,255           3,978            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1161)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $15.42           N/A             N/A             N/A            N/A
    End of period                          $16.18           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,231            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1161)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.33           N/A             N/A            N/A
    End of period                          $12.49          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,200          3,804            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1161)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1115)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.11           N/A             N/A            N/A
    End of period                          $15.37          $14.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,399          3,391            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.64           N/A             N/A             N/A            N/A
    End of period                          $11.95           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      683             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(861)

  Accumulation unit value:
    Beginning of period                    $26.17          $23.40          $22.48           N/A            N/A
    End of period                          $27.68          $26.17          $23.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,260          28,279          11,878           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(861)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(861)

  Accumulation unit value:
    Beginning of period                    $20.73          $17.42          $16.48           N/A            N/A
    End of period                          $22.00          $20.73          $17.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,091          10,791          3,872            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(995)

  Accumulation unit value:
    Beginning of period                    $29.54          $26.68           N/A             N/A            N/A
    End of period                          $32.00          $29.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      908             187             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(995)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(1058)

  Accumulation unit value:
    Beginning of period                    $38.72          $39.04           N/A             N/A            N/A
    End of period                          $44.64          $38.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      996              15             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(995)

  Accumulation unit value:
    Beginning of period                    $16.15          $13.84           N/A             N/A            N/A
    End of period                          $16.03          $16.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      863             563             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(995)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.61%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.44           N/A             N/A             N/A            N/A
    End of period                          $18.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,316            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.72           N/A             N/A             N/A            N/A
    End of period                          $17.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,009            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.61           N/A             N/A             N/A            N/A
    End of period                          $19.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,903            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.45           N/A             N/A             N/A            N/A
    End of period                          $19.09           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,227           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.79           N/A             N/A             N/A            N/A
    End of period                          $13.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,798           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                    $26.54           N/A             N/A             N/A            N/A
    End of period                          $36.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,352            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.49           N/A             N/A             N/A            N/A
    End of period                          $14.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,440           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.26           N/A             N/A             N/A            N/A
    End of period                          $16.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,889           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.17           N/A             N/A             N/A            N/A
    End of period                          $16.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,739           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1438)

  Accumulation unit value:
    Beginning of period                    $15.14           N/A             N/A             N/A            N/A
    End of period                          $15.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,594            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1438)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1438)

  Accumulation unit value:
    Beginning of period                    $12.80           N/A             N/A             N/A            N/A
    End of period                          $12.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,109           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1438)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A



Accumulation Unit Values
Contract with Endorsements - 1.63%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $17.32          $14.36          $12.83           N/A            N/A
    End of period                          $18.70          $17.32          $14.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1008)

  Accumulation unit value:
    Beginning of period                    $15.53          $12.09           N/A             N/A            N/A
    End of period                          $12.98          $15.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      670             362             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $12.82           N/A             N/A             N/A            N/A
    End of period                          $12.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      376             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.48           N/A             N/A             N/A            N/A
    End of period                          $13.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,089            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                    $18.96          $17.15          $16.86         $15.55           N/A
    End of period                          $18.76          $18.96          $17.15         $16.86           N/A
  Accumulation units outstanding
  at the end of period                      134             135             136             137            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      684             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $11.15           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,686            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(612)

  Accumulation unit value:
    Beginning of period                    $18.95          $18.40          $18.22         $17.28           N/A
    End of period                          $19.95          $18.95          $18.40         $18.22           N/A
  Accumulation units outstanding
  at the end of period                      121             122             123             123            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.80           N/A             N/A             N/A            N/A
    End of period                          $12.97           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      136             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(612)

  Accumulation unit value:
    Beginning of period                    $15.61          $12.02          $10.30          $8.78           N/A
    End of period                          $17.19          $15.61          $12.02         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     4,218           3,507            241             243            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1148)

  Accumulation unit value:
    Beginning of period                    $23.66          $21.37           N/A             N/A            N/A
    End of period                          $25.13          $23.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      925             947             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1148)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(612)

  Accumulation unit value:
    Beginning of period                    $20.48          $18.17          $16.97         $14.88           N/A
    End of period                          $19.62          $20.48          $18.17         $16.97           N/A
  Accumulation units outstanding
  at the end of period                      141             141             142             143            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(743)

  Accumulation unit value:
    Beginning of period                    $17.04          $14.83          $13.72           N/A            N/A
    End of period                          $15.63          $17.04          $14.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1364)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,501            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1364)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(737)

  Accumulation unit value:
    Beginning of period                    $12.50          $11.32          $11.86         $11.86           N/A
    End of period                          $11.95          $12.50          $11.32         $11.86           N/A
  Accumulation units outstanding
  at the end of period                      643            1,359           2,811           1,532           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                    $11.28          $11.06          $11.01           N/A            N/A
    End of period                          $11.81          $11.28          $11.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                      583             498             468             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(795)

  Accumulation unit value:
    Beginning of period                    $11.25          $8.82           $8.92            N/A            N/A
    End of period                          $11.18          $11.25          $8.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,299           2,176           1,633            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                    $11.81          $9.88            N/A             N/A            N/A
    End of period                          $10.45          $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      114            3,924            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                    $9.69           $8.43           $8.07            N/A            N/A
    End of period                          $9.89           $9.69           $8.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                    $17.43          $12.65          $11.67         $11.67           N/A
    End of period                          $19.06          $17.43          $12.65         $11.67           N/A
  Accumulation units outstanding
  at the end of period                     1,724           3,589           2,845           1,557           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.30          $10.67         $10.48           N/A
    End of period                          $12.50          $11.81          $11.30         $10.67           N/A
  Accumulation units outstanding
  at the end of period                      100             100             101             102            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(853)

  Accumulation unit value:
    Beginning of period                    $18.60          $15.06          $13.28           N/A            N/A
    End of period                          $20.20          $18.60          $15.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,134           1,050            375             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(853)

  Accumulation unit value:
    Beginning of period                    $13.88          $11.87          $11.22           N/A            N/A
    End of period                          $13.85          $13.88          $11.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,709          14,528          2,272            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(743)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.55          $10.42           N/A            N/A
    End of period                          $12.73          $10.87          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              554             554             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1364)

  Accumulation unit value:
    Beginning of period                    $10.85           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,143            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1364)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $27.55          $23.19          $17.23         $15.09           N/A
    End of period                          $36.67          $27.55          $23.19         $17.23           N/A
  Accumulation units outstanding
  at the end of period                       69              70              70             71             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(737)

  Accumulation unit value:
    Beginning of period                    $13.72          $13.32          $9.86           $9.86           N/A
    End of period                          $14.17          $13.72          $13.32          $9.86           N/A
  Accumulation units outstanding
  at the end of period                     1,087           2,643           3,224           1,841           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(853)

  Accumulation unit value:
    Beginning of period                    $15.19          $14.07          $13.26           N/A            N/A
    End of period                          $16.06          $15.19          $14.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                      519            1,597            383             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                    $12.14          $10.72          $10.46           N/A            N/A
    End of period                          $12.53          $12.14          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,856           3,685            492             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1364)

  Accumulation unit value:
    Beginning of period                    $9.79            N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,927            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1364)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(737)

  Accumulation unit value:
    Beginning of period                    $21.05          $19.54          $18.24         $18.24           N/A
    End of period                          $18.55          $21.05          $19.54         $18.24           N/A
  Accumulation units outstanding
  at the end of period                      410            1,747           1,849            996            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(612)

  Accumulation unit value:
    Beginning of period                    $15.52          $13.43          $13.09         $11.56           N/A
    End of period                          $14.94          $15.52          $13.43         $13.09           N/A
  Accumulation units outstanding
  at the end of period                      630             494             486             92             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(737)

  Accumulation unit value:
    Beginning of period                    $15.14          $15.60          $11.43         $11.43           N/A
    End of period                          $17.79          $15.14          $15.60         $11.43           N/A
  Accumulation units outstanding
  at the end of period                      738            1,657           2,021           1,590           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1015)

  Accumulation unit value:
    Beginning of period                    $13.20          $12.02           N/A             N/A            N/A
    End of period                          $14.38          $13.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,003           3,080            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $14.48          $12.58          $10.85           N/A            N/A
    End of period                          $15.14          $14.48          $12.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                       32             660              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.77           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,391            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1042)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.71           N/A             N/A            N/A
    End of period                          $15.00          $14.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,623           6,899            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1042)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.48           N/A             N/A            N/A
    End of period                          $13.62          $14.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              382             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,863            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      801             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,929            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1105)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.56           N/A             N/A            N/A
    End of period                          $11.67          $11.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,412           2,665            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1105)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.99           N/A             N/A            N/A
    End of period                          $12.48          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,313           2,555            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      779             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(612)

  Accumulation unit value:
    Beginning of period                    $26.09          $23.33          $22.52         $20.92           N/A
    End of period                          $27.59          $26.09          $23.33         $22.52           N/A
  Accumulation units outstanding
  at the end of period                     8,726           3,911            203             204            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(612)

  Accumulation unit value:
    Beginning of period                    $20.71          $17.41          $16.36         $14.83           N/A
    End of period                          $21.97          $20.71          $17.41         $16.36           N/A
  Accumulation units outstanding
  at the end of period                     7,254           6,814            143             144            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $29.45          $26.33          $24.73           N/A            N/A
    End of period                          $31.90          $29.45          $26.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,327           1,152             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                    $38.61          $36.75          $32.74         $29.25           N/A
    End of period                          $44.53          $38.61          $36.75         $32.74           N/A
  Accumulation units outstanding
  at the end of period                       36              36              36             36             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(612)

  Accumulation unit value:
    Beginning of period                    $16.13          $13.66          $13.08         $11.80           N/A
    End of period                          $16.00          $16.13          $13.66         $13.08           N/A
  Accumulation units outstanding
  at the end of period                      260             178             180             181            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.645%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(658)

  Accumulation unit value:
    Beginning of period                    $17.29          $14.34          $13.17         $11.38           N/A
    End of period                          $18.67          $17.29          $14.34         $13.17           N/A
  Accumulation units outstanding
  at the end of period                     29,536          2,157            261             262            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(658)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(675)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.71          $11.10         $10.44           N/A
    End of period                          $14.14          $12.42          $11.71         $11.10           N/A
  Accumulation units outstanding
  at the end of period                     32,432          10,162          6,868           1,143           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(870)

  Accumulation unit value:
    Beginning of period                    $15.53          $11.57          $11.04           N/A            N/A
    End of period                          $12.98          $15.53          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,570          20,007          1,910            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(870)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(603)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.62          $11.84         $11.10           N/A
    End of period                          $15.58          $14.22          $12.62         $11.84           N/A
  Accumulation units outstanding
  at the end of period                     5,268           2,527           1,555           1,058           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(709)

  Accumulation unit value:
    Beginning of period                    $19.46          $18.85          $17.06         $16.24           N/A
    End of period                          $21.13          $19.46          $18.85         $17.06           N/A
  Accumulation units outstanding
  at the end of period                       -             1,702           1,466            352            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.76           $9.26           N/A
    End of period                           N/A             N/A            $8.87           $9.76           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              563            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(704)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.91          $10.08          $9.81           N/A
    End of period                          $12.63          $11.90          $10.91         $10.08           N/A
  Accumulation units outstanding
  at the end of period                    241,972         186,323          39,994           630            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(776)

  Accumulation unit value:
    Beginning of period                    $25.33          $22.72          $21.30           N/A            N/A
    End of period                          $30.06          $25.33          $22.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,190            311             169             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      212             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(815)

  Accumulation unit value:
    Beginning of period                    $27.02          $26.26          $23.42           N/A            N/A
    End of period                          $29.17          $27.02          $26.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,776            673             772             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.60           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,340           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $10.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,957            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                    $18.93          $17.13          $16.84         $15.24           N/A
    End of period                          $18.73          $18.93          $17.13         $16.84           N/A
  Accumulation units outstanding
  at the end of period                     3,687           3,635           2,748           1,019           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(658)

  Accumulation unit value:
    Beginning of period                    $22.85          $19.34          $19.18         $16.34           N/A
    End of period                          $25.19          $22.85          $19.34         $19.18           N/A
  Accumulation units outstanding
  at the end of period                     4,906           2,555           2,334            622            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(658)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    291,806           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,269           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.86            N/A             N/A            N/A
    End of period                          $10.88          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     85,083          36,056           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,993           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                    $12.63          $10.91          $11.02           N/A            N/A
    End of period                          $11.66          $12.63          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,436          14,258          1,201            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(603)

  Accumulation unit value:
    Beginning of period                    $18.91          $18.37          $18.19         $17.09           N/A
    End of period                          $19.91          $18.91          $18.37         $18.19           N/A
  Accumulation units outstanding
  at the end of period                     70,708          59,794          21,659          2,913           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.27          $10.98           N/A            N/A
    End of period                          $12.97          $12.83          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,255          5,270           4,162            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1101)

  Accumulation unit value:
    Beginning of period                    $10.20          $9.97            N/A             N/A            N/A
    End of period                          $10.51          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,112          9,525            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(623)

  Accumulation unit value:
    Beginning of period                    $15.58          $12.00          $10.29          $8.64           N/A
    End of period                          $17.16          $15.58          $12.00         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     95,092          40,241          9,200           1,208           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $23.62          $21.43          $20.52         $18.27           N/A
    End of period                          $25.08          $23.62          $21.43         $20.52           N/A
  Accumulation units outstanding
  at the end of period                     3,218            921             232            2,331           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                    $15.57          $15.32          $15.22         $14.69           N/A
    End of period                          $16.29          $15.57          $15.32         $15.22           N/A
  Accumulation units outstanding
  at the end of period                     44,483          26,052          11,983          1,476           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.21            N/A             N/A            N/A
    End of period                          $14.09          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,711          3,672            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(603)

  Accumulation unit value:
    Beginning of period                    $20.45          $18.15          $16.96         $14.99           N/A
    End of period                          $19.59          $20.45          $18.15         $16.96           N/A
  Accumulation units outstanding
  at the end of period                     18,602          13,232          7,236           2,440           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(603)

  Accumulation unit value:
    Beginning of period                    $17.02          $14.82          $14.39         $12.96           N/A
    End of period                          $15.60          $17.02          $14.82         $14.39           N/A
  Accumulation units outstanding
  at the end of period                     11,628          9,093           4,834           1,743           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1325)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,643           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(585)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.32          $11.85          $9.87           N/A
    End of period                          $11.94          $12.49          $11.32         $11.85           N/A
  Accumulation units outstanding
  at the end of period                    174,290         159,671         105,193         45,814           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                    $11.27          $11.05          $11.03         $10.57           N/A
    End of period                          $11.80          $11.27          $11.05         $11.03           N/A
  Accumulation units outstanding
  at the end of period                    166,020          69,436          27,631          3,549           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(686)

  Accumulation unit value:
    Beginning of period                    $5.99           $4.47           $4.50           $4.24           N/A
    End of period                          $6.14           $5.99           $4.47           $4.50           N/A
  Accumulation units outstanding
  at the end of period                     36,600          12,291           223              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(847)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.34          $10.38           N/A            N/A
    End of period                          $10.45          $11.53          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                      872            1,068            751             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(598)

  Accumulation unit value:
    Beginning of period                    $11.24          $8.82           $9.50           $8.91           N/A
    End of period                          $11.17          $11.24          $8.82           $9.50           N/A
  Accumulation units outstanding
  at the end of period                    176,758         172,519         118,938         56,503           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.06           N/A             N/A            N/A
    End of period                          $10.45          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    116,957          65,208           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(685)

  Accumulation unit value:
    Beginning of period                    $9.68           $8.42           $8.21           $7.52           N/A
    End of period                          $9.88           $9.68           $8.42           $8.21           N/A
  Accumulation units outstanding
  at the end of period                    121,418          62,860          5,026           4,374           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(757)

  Accumulation unit value:
    Beginning of period                    $14.62          $12.52          $11.59           N/A            N/A
    End of period                          $11.88          $14.62          $12.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,910           11,389           131             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                    $17.42          $12.64          $11.66          $9.48           N/A
    End of period                          $19.04          $17.42          $12.64         $11.66           N/A
  Accumulation units outstanding
  at the end of period                    218,646         194,836         107,828         53,326           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.28          $10.66         $10.21           N/A
    End of period                          $12.48          $11.80          $11.28         $10.66           N/A
  Accumulation units outstanding
  at the end of period                     33,819          14,880          7,765           1,724           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1331)

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,738            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1331)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(598)

  Accumulation unit value:
    Beginning of period                    $18.59          $15.05          $13.50         $11.61           N/A
    End of period                          $20.19          $18.59          $15.05         $13.50           N/A
  Accumulation units outstanding
  at the end of period                    125,685          95,943          35,696         10,371           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                    $13.87          $11.87          $10.90         $10.75           N/A
    End of period                          $13.84          $13.87          $11.87         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   1,426,227        689,112         143,824          5,104           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1138)

  Accumulation unit value:
    Beginning of period                    $10.72          $9.67            N/A             N/A            N/A
    End of period                          $11.97          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,853          19,460           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.54          $10.83         $10.00           N/A
    End of period                          $12.72          $10.86          $10.54         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     18,843          17,257          13,894          1,370           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1315)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,331           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(623)

  Accumulation unit value:
    Beginning of period                    $27.52          $23.16          $17.21         $15.15           N/A
    End of period                          $36.62          $27.52          $23.16         $17.21           N/A
  Accumulation units outstanding
  at the end of period                     38,488          16,608          4,587           2,974           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(598)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.31          $9.86           $8.50           N/A
    End of period                          $14.16          $13.70          $13.31          $9.86           N/A
  Accumulation units outstanding
  at the end of period                    125,140         128,322         115,713         48,872           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.58            N/A             N/A            N/A
    End of period                          $10.78          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,016           1,268            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(598)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.07          $12.77         $11.37           N/A
    End of period                          $16.04          $15.18          $14.07         $12.77           N/A
  Accumulation units outstanding
  at the end of period                    172,747          90,412          40,878         11,903           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                    $12.13          $10.72          $10.44          $9.68           N/A
    End of period                          $12.52          $12.13          $10.72         $10.44           N/A
  Accumulation units outstanding
  at the end of period                    142,412         105,403          36,677         19,877           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1315)

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,467            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(598)

  Accumulation unit value:
    Beginning of period                    $21.03          $19.53          $18.23         $15.56           N/A
    End of period                          $18.53          $21.03          $19.53         $18.23           N/A
  Accumulation units outstanding
  at the end of period                     66,695          65,457          49,663         26,108           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(598)

  Accumulation unit value:
    Beginning of period                    $15.51          $13.42          $13.09         $11.30           N/A
    End of period                          $14.93          $15.51          $13.42         $13.09           N/A
  Accumulation units outstanding
  at the end of period                     73,063          45,336          22,971         13,337           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.71           $5.66           $5.56           N/A
    End of period                          $6.92           $6.14           $5.71           $5.66           N/A
  Accumulation units outstanding
  at the end of period                     28,818          39,101          11,977         11,050           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                    $15.13          $15.60          $11.42         $10.47           N/A
    End of period                          $17.79          $15.13          $15.60         $11.42           N/A
  Accumulation units outstanding
  at the end of period                    206,819         163,492          75,411         13,002           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                    $13.19          $11.96          $11.07         $10.44           N/A
    End of period                          $14.37          $13.19          $11.96         $11.07           N/A
  Accumulation units outstanding
  at the end of period                    139,936          97,470          35,732         20,839           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(589)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.57          $11.24          $9.76           N/A
    End of period                          $15.13          $14.46          $12.57         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     40,629          35,079          19,070          9,462           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $9.01           $8.73           $8.13           $7.87           N/A
    End of period                          $9.73           $9.01           $8.73           $8.13           N/A
  Accumulation units outstanding
  at the end of period                       -             2,293           1,463           1,329           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,719           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.82          $13.74         $13.17           N/A
    End of period                          $14.98          $14.07          $13.82         $13.74           N/A
  Accumulation units outstanding
  at the end of period                    228,367         160,771          62,565         33,237           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(698)

  Accumulation unit value:
    Beginning of period                    $23.61          $21.10          $19.72         $18.51           N/A
    End of period                          $21.54          $23.61          $21.10         $19.72           N/A
  Accumulation units outstanding
  at the end of period                      691             455              -              282            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(675)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.85          $12.85         $12.52           N/A
    End of period                          $13.59          $13.97          $12.85         $12.85           N/A
  Accumulation units outstanding
  at the end of period                     43,512          51,878          16,567          2,453           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(623)

  Accumulation unit value:
    Beginning of period                    $22.22          $19.98          $19.36         $17.62           N/A
    End of period                          $20.62          $22.22          $19.98         $19.36           N/A
  Accumulation units outstanding
  at the end of period                     3,209           1,910            172             173            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(905)

  Accumulation unit value:
    Beginning of period                    $8.59           $8.26           $7.81            N/A            N/A
    End of period                          $8.39           $8.59           $8.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,259            368             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(905)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      415             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.31           N/A
    End of period                           N/A             N/A             N/A           $10.41           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.98           N/A
    End of period                           N/A             N/A             N/A           $10.12           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.23           N/A
    End of period                           N/A             N/A             N/A           $10.30           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,809           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.53           N/A             N/A             N/A            N/A
    End of period                          $10.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,923           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.74           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,088           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.31           N/A
    End of period                           N/A             N/A             N/A           $10.32           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.31          $12.47         $11.47           N/A
    End of period                          $16.25          $15.13          $13.31         $12.47           N/A
  Accumulation units outstanding
  at the end of period                     45,862          35,782          59,481         53,413           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(740)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.52          $10.22           N/A            N/A
    End of period                          $11.67          $11.16          $10.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     73,674          19,214          2,714            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                    $15.07          $13.42          $12.70         $11.65           N/A
    End of period                          $16.11          $15.07          $13.42         $12.70           N/A
  Accumulation units outstanding
  at the end of period                    171,830          95,300         102,149         55,316           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(740)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.84          $10.34           N/A            N/A
    End of period                          $12.48          $11.78          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                    150,622          99,672          11,702           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(578)

  Accumulation unit value:
    Beginning of period                    $14.32          $12.98          $12.40         $11.27           N/A
    End of period                          $15.31          $14.32          $12.98         $12.40           N/A
  Accumulation units outstanding
  at the end of period                    225,860         148,762          72,893         35,991           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(578)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1172)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.48           N/A             N/A            N/A
    End of period                          $11.94          $11.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,169           4,235            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1172)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1172)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.29           N/A             N/A            N/A
    End of period                          $11.12          $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,805          4,416            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1172)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                    $26.05          $23.30          $22.49         $20.45           N/A
    End of period                          $27.54          $26.05          $23.30         $22.49           N/A
  Accumulation units outstanding
  at the end of period                     27,857          20,440          13,240          6,250           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(590)

  Accumulation unit value:
    Beginning of period                    $12.41          $12.07          $11.95         $11.99           N/A
    End of period                          $12.79          $12.41          $12.07         $11.95           N/A
  Accumulation units outstanding
  at the end of period                     63,962          19,969          1,802             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                    $20.70          $17.40          $16.35         $14.43           N/A
    End of period                          $21.96          $20.70          $17.40         $16.35           N/A
  Accumulation units outstanding
  at the end of period                     19,700          12,124          4,880           2,317           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $29.40          $26.28          $25.19         $23.61           N/A
    End of period                          $31.84          $29.40          $26.28         $25.19           N/A
  Accumulation units outstanding
  at the end of period                     32,675          27,445          9,346           4,495           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $38.55          $36.70          $32.69         $29.71           N/A
    End of period                          $44.45          $38.55          $36.70         $32.69           N/A
  Accumulation units outstanding
  at the end of period                     19,918          14,201          4,005           1,874           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(606)

  Accumulation unit value:
    Beginning of period                    $16.11          $13.65          $13.07         $11.94           N/A
    End of period                          $15.98          $16.11          $13.65         $13.07           N/A
  Accumulation units outstanding
  at the end of period                     74,163          68,870          38,390         12,890           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(126)

  Accumulation unit value:
    Beginning of period                    $17.28          $14.33          $13.16         $11.50          $9.10
    End of period                          $18.66          $17.28          $14.33         $13.16          $11.50
  Accumulation units outstanding
  at the end of period                    193,024         209,530         162,728         44,454          20,004

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(126)

  Accumulation unit value:
    Beginning of period                    $11.60
    End of period                          $9.10
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(100)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.71          $11.10         $10.26          $8.02
    End of period                          $14.14          $12.42          $11.71         $11.10          $10.26
  Accumulation units outstanding
  at the end of period                    324,032         283,589         300,797         84,645          29,956

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(100)

  Accumulation unit value:
    Beginning of period                    $10.19
    End of period                          $8.02
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(110)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.39          $7.78
    End of period                           N/A             N/A             N/A            $9.18          $9.39
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,491

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(110)

  Accumulation unit value:
    Beginning of period                    $9.90
    End of period                          $7.78
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                    $15.53          $11.57          $10.00           N/A            N/A
    End of period                          $12.98          $15.53          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                    257,267         258,312          93,728           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(183)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.62          $11.84         $11.26          $8.27
    End of period                          $15.57          $14.22          $12.62         $11.84          $11.26
  Accumulation units outstanding
  at the end of period                     86,580          97,196         112,541         52,996          38,920

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(183)

  Accumulation unit value:
    Beginning of period                    $8.41
    End of period                          $8.27
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $19.45          $18.84          $17.05         $16.51          $12.41
    End of period                          $21.12          $19.45          $18.84         $17.05          $16.51
  Accumulation units outstanding
  at the end of period                       -             69,264          76,742         29,653          29,964

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $16.96
    End of period                          $12.41
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(110)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.76           $9.34          $7.63
    End of period                           N/A             N/A            $8.87           $9.76          $9.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             8,912          8,413

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $9.38
    End of period                          $7.63
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.91          $10.08          $9.36          $8.37
    End of period                          $12.63          $11.89          $10.91         $10.08          $9.36
  Accumulation units outstanding
  at the end of period                    396,883         340,578         264,853         74,110          57,916

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $8.96
    End of period                          $8.37
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(704)

  Accumulation unit value:
    Beginning of period                    $25.32          $22.71          $22.66         $22.10           N/A
    End of period                          $30.04          $25.32          $22.71         $22.66           N/A
  Accumulation units outstanding
  at the end of period                     44,444          20,477          12,064           114            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,494            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $27.01          $26.25          $25.49         $23.21          $17.42
    End of period                          $29.15          $27.01          $26.25         $25.49          $23.21
  Accumulation units outstanding
  at the end of period                     69,301          42,122          44,619         30,723          17,409

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $21.76
    End of period                          $17.42
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    442,591           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $10.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,325           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $18.92          $17.12          $16.84         $16.10          $13.14
    End of period                          $18.72          $18.92          $17.12         $16.84          $16.10
  Accumulation units outstanding
  at the end of period                     80,846          83,482         102,116         39,611          31,439

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $16.19
    End of period                          $13.14
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(105)

  Accumulation unit value:
    Beginning of period                    $22.84          $19.33          $19.17         $16.41          $11.92
    End of period                          $25.18          $22.84          $19.33         $19.17          $16.41
  Accumulation units outstanding
  at the end of period                    104,863          74,535          68,328         28,066          9,481

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(105)

  Accumulation unit value:
    Beginning of period                    $16.60
    End of period                          $11.92
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    879,314           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    109,055           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.03           N/A             N/A            N/A
    End of period                          $10.88          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    301,889          72,191           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    121,501           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.63          $10.91          $10.00           N/A            N/A
    End of period                          $11.66          $12.63          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                    115,501         110,207          71,128           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(96)

  Accumulation unit value:
    Beginning of period                    $18.91          $18.36          $18.19         $17.29          $15.49
    End of period                          $19.90          $18.91          $18.36         $18.19          $17.29
  Accumulation units outstanding
  at the end of period                    605,955         624,165         542,433         199,101         38,505

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(96)

  Accumulation unit value:
    Beginning of period                    $14.93
    End of period                          $15.49
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.27          $10.00           N/A            N/A
    End of period                          $12.97          $12.83          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                    206,776         189,161         150,047           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.51          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     91,794          48,161           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(310)

  Accumulation unit value:
    Beginning of period                    $15.58          $12.00          $10.29          $8.54          $5.99
    End of period                          $17.16          $15.58          $12.00         $10.29          $8.54
  Accumulation units outstanding
  at the end of period                    509,714         465,615         249,279         57,497          17,069

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $23.61          $21.42          $20.51         $17.67          $13.25
    End of period                          $25.07          $23.61          $21.42         $20.51          $17.67
  Accumulation units outstanding
  at the end of period                     73,379          49,702          38,148         17,354          10,287

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $16.31
    End of period                          $13.25
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $15.56          $15.32          $15.21         $14.89          $14.96
    End of period                          $16.28          $15.56          $15.32         $15.21          $14.89
  Accumulation units outstanding
  at the end of period                    250,718         244,830         215,018         89,940          53,180

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $13.77
    End of period                          $14.96
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.99            N/A             N/A            N/A
    End of period                          $14.09          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    339,162         122,101           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(182)

  Accumulation unit value:
    Beginning of period                    $20.45          $18.14          $16.95         $13.82          $10.90
    End of period                          $19.58          $20.45          $18.14         $16.95          $13.82
  Accumulation units outstanding
  at the end of period                    251,785         231,522         231,825         96,617          58,760

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(182)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $10.90
  Accumulation units outstanding
  at the end of period                     4,180


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(94)

  Accumulation unit value:
    Beginning of period                    $17.01          $14.81          $14.39         $12.68          $9.28
    End of period                          $15.60          $17.01          $14.81         $14.39          $12.68
  Accumulation units outstanding
  at the end of period                    216,447         231,874         329,211         199,400         21,623

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(94)

  Accumulation unit value:
    Beginning of period                    $12.25
    End of period                          $9.28
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1314)

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,691           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(206)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.31          $11.85          $9.88          $7.56
    End of period                          $11.94          $12.49          $11.31         $11.85          $9.88
  Accumulation units outstanding
  at the end of period                   2,565,013       2,977,876       2,860,940        802,350        301,641

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(206)

  Accumulation unit value:
    Beginning of period                    $7.11
    End of period                          $7.56
  Accumulation units outstanding
  at the end of period                       84

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(110)

  Accumulation unit value:
    Beginning of period                    $11.27          $11.05          $11.03         $10.82          $10.68
    End of period                          $11.80          $11.27          $11.05         $11.03          $10.82
  Accumulation units outstanding
  at the end of period                    934,882         918,228         800,746         141,138         56,284

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(110)

  Accumulation unit value:
    Beginning of period                    $10.01
    End of period                          $10.68
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(556)

  Accumulation unit value:
    Beginning of period                    $5.99           $4.47           $4.50           $4.07           N/A
    End of period                          $6.14           $5.99           $4.47           $4.50           N/A
  Accumulation units outstanding
  at the end of period                    199,787         238,123          44,955         11,989           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.34          $10.77          $9.83           N/A
    End of period                          $10.46          $11.54          $10.34         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     32,425          40,132          39,176           373            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(182)

  Accumulation unit value:
    Beginning of period                    $11.23          $8.81           $9.50           $9.39          $7.59
    End of period                          $11.16          $11.23          $8.81           $9.50          $9.39
  Accumulation units outstanding
  at the end of period                   3,141,729       3,805,335       3,471,716        972,868        385,442

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(182)

  Accumulation unit value:
    Beginning of period                    $7.35
    End of period                          $7.59
  Accumulation units outstanding
  at the end of period                     8,846

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.02           N/A             N/A            N/A
    End of period                          $10.45          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    623,077         689,521           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(133)

  Accumulation unit value:
    Beginning of period                    $9.67           $8.42           $8.21           $7.50          $5.91
    End of period                          $9.87           $9.67           $8.42           $8.21          $7.50
  Accumulation units outstanding
  at the end of period                    207,693         250,676         153,309         89,702          86,078

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(133)

  Accumulation unit value:
    Beginning of period                    $6.88
    End of period                          $5.91
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $14.61          $12.52          $11.99         $10.62           N/A
    End of period                          $11.88          $14.61          $12.52         $11.99           N/A
  Accumulation units outstanding
  at the end of period                     82,235          92,741          48,829          8,620           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(206)

  Accumulation unit value:
    Beginning of period                    $17.41          $12.63          $11.65          $9.25          $7.06
    End of period                          $19.03          $17.41          $12.63         $11.65          $9.25
  Accumulation units outstanding
  at the end of period                   2,633,624       3,215,875       3,162,361        822,843        275,670

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(206)

  Accumulation unit value:
    Beginning of period                    $6.87
    End of period                          $7.06
  Accumulation units outstanding
  at the end of period                       87

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.28          $10.66         $10.47          $10.17
    End of period                          $12.48          $11.80          $11.28         $10.66          $10.47
  Accumulation units outstanding
  at the end of period                    228,867         208,050         217,771         18,233            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,561           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(100)

  Accumulation unit value:
    Beginning of period                    $18.59          $15.05          $13.50         $11.49          $8.50
    End of period                          $20.18          $18.59          $15.05         $13.50          $11.49
  Accumulation units outstanding
  at the end of period                    985,730        1,141,802       1,048,217        224,361         72,930

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(100)

  Accumulation unit value:
    Beginning of period                    $10.46
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.87          $11.87          $10.90          $9.77           N/A
    End of period                          $13.84          $13.87          $11.87         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   10,989,790      11,528,993      9,754,591        760,602          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.00           N/A             N/A            N/A
    End of period                          $11.97          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    387,427          45,406           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.54          $10.83          $9.84           N/A
    End of period                          $12.72          $10.86          $10.54         $10.83           N/A
  Accumulation units outstanding
  at the end of period                    314,530         272,386         199,884         38,070           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    148,972           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $27.51          $23.15          $17.21         $13.71           N/A
    End of period                          $36.61          $27.51          $23.15         $17.21           N/A
  Accumulation units outstanding
  at the end of period                    305,047         299,667         275,589         24,974           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(206)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.31          $9.86           $8.52          $7.28
    End of period                          $14.15          $13.70          $13.31          $9.86          $8.52
  Accumulation units outstanding
  at the end of period                   2,439,322       2,827,559       2,900,441        861,796        329,499

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(206)

  Accumulation unit value:
    Beginning of period                    $7.78
    End of period                          $7.28
  Accumulation units outstanding
  at the end of period                       78


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.34            N/A             N/A            N/A
    End of period                          $10.78          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,520          23,142           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(104)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.07          $12.77         $11.21          $8.47
    End of period                          $16.04          $15.18          $14.07         $12.77          $11.21
  Accumulation units outstanding
  at the end of period                    898,258         961,804         910,344         233,146        101,376

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(104)

  Accumulation unit value:
    Beginning of period                    $10.51
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(109)

  Accumulation unit value:
    Beginning of period                    $12.13          $10.71          $10.43          $9.64          $7.67
    End of period                          $12.51          $12.13          $10.71         $10.43          $9.64
  Accumulation units outstanding
  at the end of period                   1,657,947       1,772,740       1,662,441        426,504        145,966

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(109)

  Accumulation unit value:
    Beginning of period                    $9.20
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,367           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(206)

  Accumulation unit value:
    Beginning of period                    $21.03          $19.52          $18.22         $16.45          $11.30
    End of period                          $18.52          $21.03          $19.52         $18.22          $16.45
  Accumulation units outstanding
  at the end of period                   1,550,890       1,770,704       1,694,833        474,151        169,740

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(206)

  Accumulation unit value:
    Beginning of period                    $10.20
    End of period                          $11.30
  Accumulation units outstanding
  at the end of period                       59

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(100)

  Accumulation unit value:
    Beginning of period                    $15.51          $13.42          $13.09         $11.33          $7.90
    End of period                          $14.93          $15.51          $13.42         $13.09          $11.33
  Accumulation units outstanding
  at the end of period                    812,341         846,615         776,698         176,694         73,968

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(100)

  Accumulation unit value:
    Beginning of period                    $10.57
    End of period                          $7.90
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(556)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.71           $5.66           $5.64           N/A
    End of period                          $6.92           $6.14           $5.71           $5.66           N/A
  Accumulation units outstanding
  at the end of period                    581,458         194,837         147,308         30,334           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                    $15.13          $15.60          $11.42          $9.77           N/A
    End of period                          $17.78          $15.13          $15.60         $11.42           N/A
  Accumulation units outstanding
  at the end of period                   2,158,057       2,604,950       2,357,335        215,628          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $13.19          $11.96          $11.07          $9.89           N/A
    End of period                          $14.37          $13.19          $11.96         $11.07           N/A
  Accumulation units outstanding
  at the end of period                   1,947,010       2,207,339       2,008,107        116,959          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.57          $11.23          $9.68          $7.00
    End of period                          $15.12          $14.46          $12.57         $11.23          $9.68
  Accumulation units outstanding
  at the end of period                    295,550         311,426         293,959         118,567         52,449

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $9.02
    End of period                          $7.00
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(105)

  Accumulation unit value:
    Beginning of period                    $9.01           $8.73           $8.13           $7.93          $6.85
    End of period                          $9.72           $9.01           $8.73           $8.13          $7.93
  Accumulation units outstanding
  at the end of period                       -             78,613          91,282         23,457          14,794

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(105)

  Accumulation unit value:
    Beginning of period                    $8.61
    End of period                          $6.85
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    161,738           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.82          $13.73         $13.36          $12.97
    End of period                          $14.97          $14.07          $13.82         $13.73          $13.36
  Accumulation units outstanding
  at the end of period                   1,310,894       1,253,515        981,493         248,450        122,384

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $12.36
    End of period                          $12.97
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(143)

  Accumulation unit value:
    Beginning of period                    $23.60          $21.09          $19.72         $17.73          $14.17
    End of period                          $21.53          $23.60          $21.09         $19.72          $17.73
  Accumulation units outstanding
  at the end of period                     11,044          19,024          17,641          3,459          3,396

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(143)

  Accumulation unit value:
    Beginning of period                    $15.86
    End of period                          $14.17
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.17          $13.00
    End of period                           N/A             N/A             N/A           $15.66          $15.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            54,118

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(105)

  Accumulation unit value:
    Beginning of period                    $13.13
    End of period                          $13.00
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.87          $12.86         $12.51           N/A
    End of period                          $13.60          $13.99          $12.87         $12.86           N/A
  Accumulation units outstanding
  at the end of period                    431,267         535,516         475,424         152,488          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $22.21          $19.97          $19.35         $17.93          $14.63
    End of period                          $20.61          $22.21          $19.97         $19.35          $17.93
  Accumulation units outstanding
  at the end of period                     71,906          93,349         115,546         41,703          19,264

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $17.69
    End of period                          $14.63
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(110)

  Accumulation unit value:
    Beginning of period                    $8.59           $8.26           $7.49           $6.42          $4.89
    End of period                          $8.38           $8.59           $8.26           $7.49          $6.42
  Accumulation units outstanding
  at the end of period                       -             62,223          56,996         16,621          13,875

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(110)

  Accumulation unit value:
    Beginning of period                    $6.24
    End of period                          $4.89
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,422           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1452)

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,002            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1452)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(116)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.24          $8.52
    End of period                           N/A             N/A             N/A           $10.41          $10.24
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            16,784

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(116)

  Accumulation unit value:
    Beginning of period                    $9.68
    End of period                          $8.52
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.94          $7.72
    End of period                           N/A             N/A             N/A           $10.12          $9.94
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,322

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(104)

  Accumulation unit value:
    Beginning of period                    $9.56
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(95)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.10          $8.12
    End of period                           N/A             N/A             N/A           $10.30          $10.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            34,993

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(95)

  Accumulation unit value:
    Beginning of period                    $10.02
    End of period                          $8.12
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,343           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $10.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,693           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,305           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.74            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      824             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(100)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.37          $8.11
    End of period                           N/A             N/A             N/A           $10.58          $10.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            16,887

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(100)

  Accumulation unit value:
    Beginning of period                    $10.41
    End of period                          $8.11
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(95)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14          $7.96
    End of period                           N/A             N/A             N/A           $10.32          $10.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            19,041

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(95)

  Accumulation unit value:
    Beginning of period                    $10.46
    End of period                          $7.96
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1452)

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,780            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1452)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.31          $12.47         $11.26          $9.02
    End of period                          $16.24          $15.13          $13.31         $12.47          $11.26
  Accumulation units outstanding
  at the end of period                    715,634         701,752         691,754         390,936         60,955

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $11.29
    End of period                          $9.02
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.52          $10.31          $9.94           N/A
    End of period                          $11.67          $11.16          $10.52         $10.31           N/A
  Accumulation units outstanding
  at the end of period                    557,371         469,074         519,908         110,847          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.42          $12.70         $11.58          $9.67
    End of period                          $16.11          $15.06          $13.42         $12.70          $11.58
  Accumulation units outstanding
  at the end of period                   1,327,357       1,422,080       1,359,642        636,471        426,547

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $11.33
    End of period                          $9.67
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.84          $10.50          $9.89           N/A
    End of period                          $12.48          $11.77          $10.84         $10.50           N/A
  Accumulation units outstanding
  at the end of period                   1,487,528       1,452,902       1,365,994        197,807          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(100)

  Accumulation unit value:
    Beginning of period                    $14.32          $12.98          $12.40         $11.50          $9.93
    End of period                          $15.30          $14.32          $12.98         $12.40          $11.50
  Accumulation units outstanding
  at the end of period                   2,578,623       2,782,908       2,613,191        781,470        406,689

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(100)

  Accumulation unit value:
    Beginning of period                    $10.95
    End of period                          $9.93
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.28           N/A             N/A            N/A
    End of period                          $11.63          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,129            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.01           N/A             N/A            N/A
    End of period                          $11.80          $10.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,753           3,816            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.46           N/A             N/A            N/A
    End of period                          $11.94          $11.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                    $10.57          $9.96            N/A             N/A            N/A
    End of period                          $11.12          $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,787          38,101           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1452)

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,700            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1452)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(149)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.86          $8.45
    End of period                           N/A             N/A             N/A           $11.09          $10.86
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            8,766

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(149)

  Accumulation unit value:
    Beginning of period                    $9.23
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(182)

  Accumulation unit value:
    Beginning of period                    $26.03          $23.28          $22.48         $20.61          $17.24
    End of period                          $27.52          $26.03          $23.28         $22.48          $20.61
  Accumulation units outstanding
  at the end of period                    386,313         387,292         352,375         72,278          26,214

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(182)

  Accumulation unit value:
    Beginning of period                    $17.13
    End of period                          $17.24
  Accumulation units outstanding
  at the end of period                     2,704


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(153)

  Accumulation unit value:
    Beginning of period                    $12.41          $12.07          $11.94         $12.05          $12.19
    End of period                          $12.78          $12.41          $12.07         $11.94          $12.05
  Accumulation units outstanding
  at the end of period                   1,197,713        401,559         138,762         24,229          41,924

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(153)

  Accumulation unit value:
    Beginning of period                    $12.23
    End of period                          $12.19
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(183)

  Accumulation unit value:
    Beginning of period                    $20.69          $17.40          $16.35         $14.48          $10.92
    End of period                          $21.95          $20.69          $17.40         $16.35          $14.48
  Accumulation units outstanding
  at the end of period                    406,767         353,272         247,394         143,781         14,331

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(183)

  Accumulation unit value:
    Beginning of period                    $10.64
    End of period                          $10.92
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $29.38          $26.27          $25.17         $23.29          $18.14
    End of period                          $31.82          $29.38          $26.27         $25.17          $23.29
  Accumulation units outstanding
  at the end of period                    344,018         268,942         228,839         87,285          47,233

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $22.87
    End of period                          $18.14
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $38.53          $36.68          $32.68         $28.15          $20.65
    End of period                          $44.42          $38.53          $36.68         $32.68          $28.15
  Accumulation units outstanding
  at the end of period                    242,268         206,573         214,543         119,339         38,049

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $26.56
    End of period                          $20.65
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $16.11          $13.64          $13.07         $11.53          $9.03
    End of period                          $15.98          $16.11          $13.64         $13.07          $11.53
  Accumulation units outstanding
  at the end of period                    678,588         677,882         574,740         190,713        103,667

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $11.24
    End of period                          $9.03
  Accumulation units outstanding
  at the end of period                       -

Accumulation Unit Values
Contract with Endorsements - 1.66%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1180)

  Accumulation unit value:
    Beginning of period                    $17.26          $16.46           N/A             N/A            N/A
    End of period                          $18.63          $17.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,898             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1180)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(792)

  Accumulation unit value:
    Beginning of period                    $12.41          $11.70          $10.66           N/A            N/A
    End of period                          $14.13          $12.41          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             9,053            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(792)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1157)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.29           N/A             N/A            N/A
    End of period                          $12.97          $15.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,397           13,728           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1157)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1184)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.71           N/A             N/A            N/A
    End of period                          $12.62          $11.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1184)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $31.16           N/A             N/A             N/A            N/A
    End of period                          $30.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,353            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(785)

  Accumulation unit value:
    Beginning of period                    $26.98          $26.22          $23.83           N/A            N/A
    End of period                          $29.11          $26.98          $26.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,615           5,665           3,440            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(785)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.45           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    106,452           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity
Division(1180)

  Accumulation unit value:
    Beginning of period                    $18.90          $18.37           N/A             N/A            N/A
    End of period                          $18.70          $18.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity
Division(1180)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(597)

  Accumulation unit value:
    Beginning of period                    $22.81          $19.32          $19.15         $16.93           N/A
    End of period                          $25.15          $22.81          $19.32         $19.15           N/A
  Accumulation units outstanding
  at the end of period                     7,131           4,065           4,294           3,711           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     65,463           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1170)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.42           N/A             N/A            N/A
    End of period                          $10.88          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,494           6,770            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1170)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(761)

  Accumulation unit value:
    Beginning of period                    $18.88          $18.34          $18.31           N/A            N/A
    End of period                          $19.87          $18.88          $18.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,833          10,753          20,664           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(761)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1128)

  Accumulation unit value:
    Beginning of period                    $12.82          $11.64           N/A             N/A            N/A
    End of period                          $12.96          $12.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1128)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,342           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(597)

  Accumulation unit value:
    Beginning of period                    $15.56          $11.99          $10.28          $8.87           N/A
    End of period                          $17.14          $15.56          $11.99         $10.28           N/A
  Accumulation units outstanding
  at the end of period                    132,853          59,746          31,565         27,404           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(1161)

  Accumulation unit value:
    Beginning of period                    $15.54          $15.50           N/A             N/A            N/A
    End of period                          $16.26          $15.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,566          9,162            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(1161)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.55           N/A             N/A             N/A            N/A
    End of period                          $14.09           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,313           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(815)

  Accumulation unit value:
    Beginning of period                    $20.43          $18.13          $16.18           N/A            N/A
    End of period                          $19.56          $20.43          $18.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,603          12,150          9,961            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1170)

  Accumulation unit value:
    Beginning of period                    $17.00          $15.73           N/A             N/A            N/A
    End of period                          $15.58          $17.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,281          7,534            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1170)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                    $10.31           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    118,969           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(612)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.30          $11.84         $10.60           N/A
    End of period                          $11.93          $12.48          $11.30         $11.84           N/A
  Accumulation units outstanding
  at the end of period                    117,430         153,120          68,225         15,652           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(1196)

  Accumulation unit value:
    Beginning of period                    $11.26          $11.25           N/A             N/A            N/A
    End of period                          $11.79          $11.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,599            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $6.37            N/A             N/A             N/A            N/A
    End of period                          $6.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,503           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(1171)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.96           N/A             N/A            N/A
    End of period                          $10.44          $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,217            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(597)

  Accumulation unit value:
    Beginning of period                    $11.22          $8.81           $9.49           $9.01           N/A
    End of period                          $11.15          $11.22          $8.81           $9.49           N/A
  Accumulation units outstanding
  at the end of period                    112,380         193,524          85,725         40,321           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1038)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.23           N/A             N/A            N/A
    End of period                          $10.45          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    183,991         129,878           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1038)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(741)

  Accumulation unit value:
    Beginning of period                    $9.67           $8.41           $8.04            N/A            N/A
    End of period                          $9.86           $9.67           $8.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,870          5,217           2,487            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(741)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(988)

  Accumulation unit value:
    Beginning of period                    $14.60          $12.91           N/A             N/A            N/A
    End of period                          $11.87          $14.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,709           9,941            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(988)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(612)

  Accumulation unit value:
    Beginning of period                    $17.40          $12.62          $11.65          $9.67           N/A
    End of period                          $19.01          $17.40          $12.62         $11.65           N/A
  Accumulation units outstanding
  at the end of period                    128,111         132,913          47,955         15,827           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(961)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.27          $11.17           N/A            N/A
    End of period                          $12.47          $11.78          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             9,834            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(961)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(961)

  Accumulation unit value:
    Beginning of period                    $18.58          $15.04          $14.39           N/A            N/A
    End of period                          $20.17          $18.58          $15.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,466          12,536          3,815            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(961)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(761)

  Accumulation unit value:
    Beginning of period                    $13.87          $11.87          $10.91           N/A            N/A
    End of period                          $13.83          $13.87          $11.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,068,147        987,942         489,658           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(761)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1187)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.37           N/A             N/A            N/A
    End of period                          $11.97          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    155,895          63,254           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1187)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(961)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.54          $10.85           N/A            N/A
    End of period                          $12.72          $10.86          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             10,120           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(961)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1332)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,012            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1332)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1060)

  Accumulation unit value:
    Beginning of period                    $27.49          $26.66           N/A             N/A            N/A
    End of period                          $36.57          $27.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,550          35,402           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(612)

  Accumulation unit value:
    Beginning of period                    $13.69          $13.30          $9.85           $8.45           N/A
    End of period                          $14.14          $13.69          $13.30          $9.85           N/A
  Accumulation units outstanding
  at the end of period                     91,688         114,662          59,168         17,713           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1187)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.13           N/A             N/A            N/A
    End of period                          $10.78          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,622          29,351           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1187)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(597)

  Accumulation unit value:
    Beginning of period                    $15.17          $14.06          $12.76         $11.53           N/A
    End of period                          $16.03          $15.17          $14.06         $12.76           N/A
  Accumulation units outstanding
  at the end of period                     37,611          28,634          14,153         10,820           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(597)

  Accumulation unit value:
    Beginning of period                    $12.12          $10.71          $10.43          $9.82           N/A
    End of period                          $12.50          $12.12          $10.71         $10.43           N/A
  Accumulation units outstanding
  at the end of period                     17,832          32,097          14,863         12,788           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(612)

  Accumulation unit value:
    Beginning of period                    $21.01          $19.51          $18.21         $15.95           N/A
    End of period                          $18.50          $21.01          $19.51         $18.21           N/A
  Accumulation units outstanding
  at the end of period                     55,270          72,466          40,380          9,890           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(597)

  Accumulation unit value:
    Beginning of period                    $15.50          $13.41          $13.08         $11.52           N/A
    End of period                          $14.92          $15.50          $13.41         $13.08           N/A
  Accumulation units outstanding
  at the end of period                     7,934           11,388          6,190           5,336           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(961)

  Accumulation unit value:
    Beginning of period                    $6.13           $5.70           $5.90            N/A            N/A
    End of period                          $6.91           $6.13           $5.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,946          48,312          18,619           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(961)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(928)

  Accumulation unit value:
    Beginning of period                    $15.13          $15.60          $13.75           N/A            N/A
    End of period                          $17.78          $15.13          $15.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                     97,731         154,292          21,425           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(928)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                    $13.19          $11.96          $10.48           N/A            N/A
    End of period                          $14.37          $13.19          $11.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                    128,314          42,624            -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1170)

  Accumulation unit value:
    Beginning of period                    $14.45          $13.47           N/A             N/A            N/A
    End of period                          $15.11          $14.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,562          12,799           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1170)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,095           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(710)

  Accumulation unit value:
    Beginning of period                    $14.05          $13.81          $13.72         $13.70           N/A
    End of period                          $14.96          $14.05          $13.81         $13.72           N/A
  Accumulation units outstanding
  at the end of period                    121,673          32,333          23,801          8,955           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.93           N/A
    End of period                           N/A             N/A             N/A           $15.64           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.86          $12.85         $12.50           N/A
    End of period                          $13.59          $13.97          $12.86         $12.85           N/A
  Accumulation units outstanding
  at the end of period                    148,091         148,844          5,680          15,652           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(815)

  Accumulation unit value:
    Beginning of period                    $15.11          $13.29          $11.88           N/A            N/A
    End of period                          $16.22          $15.11          $13.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                    207,359          90,678          90,678           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1196)

  Accumulation unit value:
    Beginning of period                    $11.16          $11.08           N/A             N/A            N/A
    End of period                          $11.66          $11.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(815)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.41          $12.15           N/A            N/A
    End of period                          $16.09          $15.05          $13.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,827         169,881          52,720           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1016)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.07           N/A             N/A            N/A
    End of period                          $12.47          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1016)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(662)

  Accumulation unit value:
    Beginning of period                    $14.30          $12.96          $12.39         $11.51           N/A
    End of period                          $15.28          $14.30          $12.96         $12.39           N/A
  Accumulation units outstanding
  at the end of period                    233,154         232,959         203,946         90,395           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(662)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(815)

  Accumulation unit value:
    Beginning of period                    $26.00          $23.26          $22.03           N/A            N/A
    End of period                          $27.49          $26.00          $23.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,203          13,693          9,758            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(710)

  Accumulation unit value:
    Beginning of period                    $12.39          $12.05          $11.93         $11.93           N/A
    End of period                          $12.76          $12.39          $12.05         $11.93           N/A
  Accumulation units outstanding
  at the end of period                     17,533          35,395          48,080         156,936          N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1170)

  Accumulation unit value:
    Beginning of period                    $20.68          $19.67           N/A             N/A            N/A
    End of period                          $21.94          $20.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,620           2,153            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1170)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(597)

  Accumulation unit value:
    Beginning of period                    $29.35          $26.24          $25.15         $23.53           N/A
    End of period                          $31.78          $29.35          $26.24         $25.15           N/A
  Accumulation units outstanding
  at the end of period                     39,784          19,103          15,658         13,500           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(597)

  Accumulation unit value:
    Beginning of period                    $38.48          $36.64          $32.65         $29.28           N/A
    End of period                          $44.36          $38.48          $36.64         $32.65           N/A
  Accumulation units outstanding
  at the end of period                     11,773          8,808           4,919           4,250           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(1128)

  Accumulation unit value:
    Beginning of period                    $16.10          $14.32           N/A             N/A            N/A
    End of period                          $15.96          $16.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,263            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(1128)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.67%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(924)

  Accumulation unit value:
    Beginning of period                    $17.24          $14.30          $13.73           N/A            N/A
    End of period                          $18.61          $17.24          $14.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,341          6,064            790             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(924)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(714)

  Accumulation unit value:
    Beginning of period                    $12.41          $11.70          $11.09         $10.84           N/A
    End of period                          $14.12          $12.41          $11.70         $11.09           N/A
  Accumulation units outstanding
  at the end of period                     28,468          6,828           2,530            82             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(864)

  Accumulation unit value:
    Beginning of period                    $15.52          $11.57          $10.91           N/A            N/A
    End of period                          $12.97          $15.52          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,463          12,732          1,646            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(864)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(603)

  Accumulation unit value:
    Beginning of period                    $14.20          $12.61          $11.83         $11.09           N/A
    End of period                          $15.55          $14.20          $12.61         $11.83           N/A
  Accumulation units outstanding
  at the end of period                     13,385          6,718           2,644           1,243           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(660)

  Accumulation unit value:
    Beginning of period                    $19.41          $18.80          $17.02         $15.46           N/A
    End of period                          $21.07          $19.41          $18.80         $17.02           N/A
  Accumulation units outstanding
  at the end of period                       -             1,462            342             213            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(660)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(592)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.90          $10.07          $9.24           N/A
    End of period                          $12.61          $11.88          $10.90         $10.07           N/A
  Accumulation units outstanding
  at the end of period                     94,130          84,076          38,582         26,922           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1047)

  Accumulation unit value:
    Beginning of period                    $25.26          $24.47           N/A             N/A            N/A
    End of period                          $29.96          $25.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      918             135             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1047)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1025)

  Accumulation unit value:
    Beginning of period                    $26.94          $26.29           N/A             N/A            N/A
    End of period                          $29.07          $26.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,819            189             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1025)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.77           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,292           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.79           N/A             N/A             N/A            N/A
    End of period                          $10.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,023            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(990)

  Accumulation unit value:
    Beginning of period                    $18.88          $17.63           N/A             N/A            N/A
    End of period                          $18.67          $18.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      356             353             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(990)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(603)

  Accumulation unit value:
    Beginning of period                    $22.79          $19.30          $19.14         $16.92           N/A
    End of period                          $25.12          $22.79          $19.30         $19.14           N/A
  Accumulation units outstanding
  at the end of period                     9,940           4,491           1,738            499            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    275,217           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,523            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.01           N/A             N/A            N/A
    End of period                          $10.87          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,177          35,960           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.48           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,583            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.63          $10.91          $10.88           N/A            N/A
    End of period                          $11.66          $12.63          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,150          5,911           1,244            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(592)

  Accumulation unit value:
    Beginning of period                    $18.86          $18.32          $18.15         $16.95           N/A
    End of period                          $19.85          $18.86          $18.32         $18.15           N/A
  Accumulation units outstanding
  at the end of period                     42,324          32,177          20,908          7,677           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.82          $11.26          $11.14           N/A            N/A
    End of period                          $12.96          $12.82          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,583           2,379            625             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.20          $9.97            N/A             N/A            N/A
    End of period                          $10.51          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,690          3,436            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(603)

  Accumulation unit value:
    Beginning of period                    $15.55          $11.98          $10.27          $8.86           N/A
    End of period                          $17.12          $15.55          $11.98         $10.27           N/A
  Accumulation units outstanding
  at the end of period                     41,207          24,042          6,586           1,830           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(636)

  Accumulation unit value:
    Beginning of period                    $23.55          $21.37          $20.47         $16.21           N/A
    End of period                          $25.00          $23.55          $21.37         $20.47           N/A
  Accumulation units outstanding
  at the end of period                     4,737           4,850           3,401           1,819           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(636)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                    $15.52          $15.28          $15.18         $14.66           N/A
    End of period                          $16.24          $15.52          $15.28         $15.18           N/A
  Accumulation units outstanding
  at the end of period                     7,088           4,865           3,277            434            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.00           N/A             N/A            N/A
    End of period                          $14.09          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,948           703             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(606)

  Accumulation unit value:
    Beginning of period                    $20.41          $18.11          $16.93         $15.11           N/A
    End of period                          $19.55          $20.41          $18.11         $16.93           N/A
  Accumulation units outstanding
  at the end of period                     26,275          13,964          8,899           1,358           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(606)

  Accumulation unit value:
    Beginning of period                    $16.98          $14.79          $14.37         $13.12           N/A
    End of period                          $15.56          $16.98          $14.79         $14.37           N/A
  Accumulation units outstanding
  at the end of period                     9,560           9,347           6,032            346            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1356)

  Accumulation unit value:
    Beginning of period                    $10.57           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,746           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(592)

  Accumulation unit value:
    Beginning of period                    $12.47          $11.30          $11.83         $10.11           N/A
    End of period                          $11.92          $12.47          $11.30         $11.83           N/A
  Accumulation units outstanding
  at the end of period                     92,291          72,885          68,924         32,401           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(660)

  Accumulation unit value:
    Beginning of period                    $11.26          $11.04          $11.03         $10.99           N/A
    End of period                          $11.78          $11.26          $11.04         $11.03           N/A
  Accumulation units outstanding
  at the end of period                     34,441          25,881          9,298           5,022           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(660)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(757)

  Accumulation unit value:
    Beginning of period                    $5.98           $4.47           $4.29            N/A            N/A
    End of period                          $6.13           $5.98           $4.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,614          7,513             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(733)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.35          $10.76         $10.63           N/A
    End of period                          $10.43          $11.53          $10.35         $10.76           N/A
  Accumulation units outstanding
  at the end of period                       35              31              32             30             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(592)

  Accumulation unit value:
    Beginning of period                    $11.22          $8.80           $9.49           $8.84           N/A
    End of period                          $11.14          $11.22          $8.80           $9.49           N/A
  Accumulation units outstanding
  at the end of period                    110,521         101,910         100,136         38,381           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.02           N/A             N/A            N/A
    End of period                          $10.44          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     92,711          38,374           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(762)

  Accumulation unit value:
    Beginning of period                    $9.66           $8.40           $8.17            N/A            N/A
    End of period                          $9.85           $9.66           $8.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,379          6,264           1,535            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(778)

  Accumulation unit value:
    Beginning of period                    $14.59          $12.50          $11.60           N/A            N/A
    End of period                          $11.86          $14.59          $12.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,165           2,164             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(778)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(592)

  Accumulation unit value:
    Beginning of period                    $17.38          $12.62          $11.64          $9.36           N/A
    End of period                          $19.00          $17.38          $12.62         $11.64           N/A
  Accumulation units outstanding
  at the end of period                    123,825          93,742          74,187         28,490           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(675)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.27          $10.65         $10.28           N/A
    End of period                          $12.46          $11.78          $11.27         $10.65           N/A
  Accumulation units outstanding
  at the end of period                     14,040          9,829           7,786            786            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1419)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,668           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(592)

  Accumulation unit value:
    Beginning of period                    $18.57          $15.03          $13.49         $11.58           N/A
    End of period                          $20.16          $18.57          $15.03         $13.49           N/A
  Accumulation units outstanding
  at the end of period                     61,885          48,044          28,646         19,662           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                    $13.86          $11.86          $10.90          $9.78           N/A
    End of period                          $13.83          $13.86          $11.86         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   1,135,249        506,046          94,623         11,752           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1116)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.09            N/A             N/A            N/A
    End of period                          $11.97          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,402          10,355           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(757)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.54          $10.00           N/A            N/A
    End of period                          $12.71          $10.86          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,596          7,496           3,903            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1359)

  Accumulation unit value:
    Beginning of period                    $11.01           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,067           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(675)

  Accumulation unit value:
    Beginning of period                    $27.47          $23.12          $17.19         $16.67           N/A
    End of period                          $36.54          $27.47          $23.12         $17.19           N/A
  Accumulation units outstanding
  at the end of period                     28,315          24,975          7,825            500            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(592)

  Accumulation unit value:
    Beginning of period                    $13.68          $13.29          $9.84           $8.32           N/A
    End of period                          $14.13          $13.68          $13.29          $9.84           N/A
  Accumulation units outstanding
  at the end of period                     73,560          71,982          67,904         28,971           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.50           N/A             N/A             N/A            N/A
    End of period                          $10.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,780            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(592)

  Accumulation unit value:
    Beginning of period                    $15.16          $14.05          $12.76         $11.39           N/A
    End of period                          $16.02          $15.16          $14.05         $12.76           N/A
  Accumulation units outstanding
  at the end of period                     50,752          43,229          34,629         23,021           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                    $12.12          $10.70          $10.43          $9.77           N/A
    End of period                          $12.50          $12.12          $10.70         $10.43           N/A
  Accumulation units outstanding
  at the end of period                     64,423          56,678          24,955         17,933           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1377)

  Accumulation unit value:
    Beginning of period                    $9.09            N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,039           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(603)

  Accumulation unit value:
    Beginning of period                    $20.99          $19.50          $18.20         $16.02           N/A
    End of period                          $18.49          $20.99          $19.50         $18.20           N/A
  Accumulation units outstanding
  at the end of period                     43,272          32,675          31,442         10,963           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(603)

  Accumulation unit value:
    Beginning of period                    $15.49          $13.41          $13.08         $11.50           N/A
    End of period                          $14.91          $15.49          $13.41         $13.08           N/A
  Accumulation units outstanding
  at the end of period                     33,270          26,859          11,500          7,120           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(687)

  Accumulation unit value:
    Beginning of period                    $6.13           $5.70           $5.66           $5.14           N/A
    End of period                          $6.90           $6.13           $5.70           $5.66           N/A
  Accumulation units outstanding
  at the end of period                     21,653          6,744           8,239            555            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(706)

  Accumulation unit value:
    Beginning of period                    $15.12          $15.59          $11.42         $10.69           N/A
    End of period                          $17.77          $15.12          $15.59         $11.42           N/A
  Accumulation units outstanding
  at the end of period                    122,683          84,684          31,354          1,300           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(803)

  Accumulation unit value:
    Beginning of period                    $13.19          $11.95          $11.07           N/A            N/A
    End of period                          $14.36          $13.19          $11.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                     96,575          75,769          18,693           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(803)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $14.45          $12.56          $11.23          $9.70           N/A
    End of period                          $15.11          $14.45          $12.56         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     25,650          12,016          4,740           2,553           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(596)

  Accumulation unit value:
    Beginning of period                    $9.00           $8.72           $8.12           $8.03           N/A
    End of period                          $9.71           $9.00           $8.72           $8.12           N/A
  Accumulation units outstanding
  at the end of period                       -             2,849           2,918           2,491           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,883           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(592)

  Accumulation unit value:
    Beginning of period                    $14.04          $13.80          $13.71         $13.16           N/A
    End of period                          $14.95          $14.04          $13.80         $13.71           N/A
  Accumulation units outstanding
  at the end of period                     98,381          46,479          25,883         12,325           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $24.81           N/A             N/A             N/A            N/A
    End of period                          $21.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      504             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.06           N/A
    End of period                           N/A             N/A             N/A           $15.63           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.85          $12.84         $12.49           N/A
    End of period                          $13.58          $13.96          $12.85         $12.84           N/A
  Accumulation units outstanding
  at the end of period                     32,993          18,083          5,851           4,601           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                    $8.58           $8.25           $7.48           $6.78           N/A
    End of period                          $8.37           $8.58           $8.25           $7.48           N/A
  Accumulation units outstanding
  at the end of period                       -             9,996            911              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1456)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,326            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,847            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(667)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91           N/A
    End of period                           N/A             N/A             N/A           $10.11           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(667)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.56           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       27             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.47           N/A             N/A             N/A            N/A
    End of period                          $10.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,414           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,561           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(638)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.87           N/A
    End of period                           N/A             N/A             N/A           $10.56           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(638)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.28           N/A
    End of period                           N/A             N/A             N/A           $10.30           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(653)

  Accumulation unit value:
    Beginning of period                    $15.10          $13.28          $12.45         $11.11           N/A
    End of period                          $16.21          $15.10          $13.28         $12.45           N/A
  Accumulation units outstanding
  at the end of period                     64,257          22,973          23,902         25,641           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(653)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(720)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.52          $10.31         $10.20           N/A
    End of period                          $11.66          $11.15          $10.52         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     25,224          9,885           6,200           1,358           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                    $15.04          $13.40          $12.68         $11.64           N/A
    End of period                          $16.07          $15.04          $13.40         $12.68           N/A
  Accumulation units outstanding
  at the end of period                    102,615          51,324          34,329          4,880           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(733)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.84          $10.50         $10.44           N/A
    End of period                          $12.47          $11.77          $10.84         $10.50           N/A
  Accumulation units outstanding
  at the end of period                    103,418          76,085          13,409           39             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(590)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.95          $12.38         $11.48           N/A
    End of period                          $15.27          $14.29          $12.95         $12.38           N/A
  Accumulation units outstanding
  at the end of period                    100,233          70,564          40,581         13,699           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.33           N/A             N/A             N/A            N/A
    End of period                          $11.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,097            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $10.90           N/A             N/A             N/A            N/A
    End of period                          $11.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,707            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $12.07           N/A             N/A             N/A            N/A
    End of period                          $11.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      132             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.05           N/A             N/A             N/A            N/A
    End of period                          $11.11           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      159             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.04           N/A
    End of period                           N/A             N/A             N/A           $11.08           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(596)

  Accumulation unit value:
    Beginning of period                    $25.97          $23.24          $22.44         $20.77           N/A
    End of period                          $27.45          $25.97          $23.24         $22.44           N/A
  Accumulation units outstanding
  at the end of period                     20,750          19,311          17,285          8,396           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(606)

  Accumulation unit value:
    Beginning of period                    $12.38          $12.04          $11.92         $11.96           N/A
    End of period                          $12.75          $12.38          $12.04         $11.92           N/A
  Accumulation units outstanding
  at the end of period                     98,508          54,916          7,252           5,223           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(603)

  Accumulation unit value:
    Beginning of period                    $20.68          $17.39          $16.34         $14.94           N/A
    End of period                          $21.93          $20.68          $17.39         $16.34           N/A
  Accumulation units outstanding
  at the end of period                     15,233          7,959           7,344            543            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(645)

  Accumulation unit value:
    Beginning of period                    $29.31          $26.21          $25.13         $22.30           N/A
    End of period                          $31.74          $29.31          $26.21         $25.13           N/A
  Accumulation units outstanding
  at the end of period                     18,401          15,285          7,143           3,444           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(645)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                    $38.44          $36.60          $32.62         $29.23           N/A
    End of period                          $44.31          $38.44          $36.60         $32.62           N/A
  Accumulation units outstanding
  at the end of period                     12,459          6,308           3,669           2,017           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(592)

  Accumulation unit value:
    Beginning of period                    $16.09          $13.63          $13.05         $11.62           N/A
    End of period                          $15.95          $16.09          $13.63         $13.05           N/A
  Accumulation units outstanding
  at the end of period                     46,534          40,438          35,868         22,643           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 1.695%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(193)

  Accumulation unit value:
    Beginning of period                    $17.19          $14.26          $13.10         $11.46          $9.07
    End of period                          $18.55          $17.19          $14.26         $13.10          $11.46
  Accumulation units outstanding
  at the end of period                     18,391          13,010          9,999           9,102          23,345

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(193)

  Accumulation unit value:
    Beginning of period                    $8.40
    End of period                          $9.07
  Accumulation units outstanding
  at the end of period                     4,606

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(162)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.68          $11.08         $10.25          $8.02
    End of period                          $14.10          $12.39          $11.68         $11.08          $10.25
  Accumulation units outstanding
  at the end of period                     58,389          28,334          31,674         31,964          19,686

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(162)

  Accumulation unit value:
    Beginning of period                    $8.29
    End of period                          $8.02
  Accumulation units outstanding
  at the end of period                      547


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(333)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.38          $8.06
    End of period                           N/A             N/A             N/A            $9.16          $9.38
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,564

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(333)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(855)

  Accumulation unit value:
    Beginning of period                    $15.51          $11.57          $10.73           N/A            N/A
    End of period                          $12.96          $15.51          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,306           4,883           1,134            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(188)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.60          $11.82         $11.25          $8.26
    End of period                          $15.53          $14.18          $12.60         $11.82          $11.25
  Accumulation units outstanding
  at the end of period                     5,024           3,611           8,462           8,806          22,109

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(188)

  Accumulation unit value:
    Beginning of period                    $8.14
    End of period                          $8.26
  Accumulation units outstanding
  at the end of period                      457

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $19.35          $18.75          $16.98         $16.45          $12.37
    End of period                          $21.01          $19.35          $18.75         $16.98          $16.45
  Accumulation units outstanding
  at the end of period                       -             8,956           32,901         40,690          26,830

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $12.94
    End of period                          $12.37
  Accumulation units outstanding
  at the end of period                      375


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(312)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.73           $9.31          $7.97
    End of period                           N/A             N/A            $8.84           $9.73          $9.31
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             6,659          60,105

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(193)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.88          $10.05          $9.35          $8.36
    End of period                          $12.58          $11.86          $10.88         $10.05          $9.35
  Accumulation units outstanding
  at the end of period                     27,878          34,658          35,609         38,408          35,100

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(193)

  Accumulation unit value:
    Beginning of period                    $8.19
    End of period                          $8.36
  Accumulation units outstanding
  at the end of period                     2,363


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(738)

  Accumulation unit value:
    Beginning of period                    $25.18          $22.60          $22.38           N/A            N/A
    End of period                          $29.87          $25.18          $22.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,741            639             539             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(193)

  Accumulation unit value:
    Beginning of period                    $26.87          $26.12          $25.38         $23.12          $17.36
    End of period                          $28.98          $26.87          $26.12         $25.38          $23.12
  Accumulation units outstanding
  at the end of period                     3,044           21,551          61,573         84,545          32,533

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(193)

  Accumulation unit value:
    Beginning of period                    $16.60
    End of period                          $17.36
  Accumulation units outstanding
  at the end of period                      687

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,368           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.65           N/A             N/A             N/A            N/A
    End of period                          $10.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,160            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(130)

  Accumulation unit value:
    Beginning of period                    $18.83          $17.05          $16.77         $16.05          $13.10
    End of period                          $18.62          $18.83          $17.05         $16.77          $16.05
  Accumulation units outstanding
  at the end of period                     10,668          15,369          15,016         13,912          26,683

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(130)

  Accumulation unit value:
    Beginning of period                    $15.38
    End of period                          $13.10
  Accumulation units outstanding
  at the end of period                      743


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(130)

  Accumulation unit value:
    Beginning of period                    $22.73          $19.25          $19.10         $16.35          $11.88
    End of period                          $25.05          $22.73          $19.25         $19.10          $16.35
  Accumulation units outstanding
  at the end of period                     9,900           10,738          11,135         14,530          13,624

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(130)

  Accumulation unit value:
    Beginning of period                    $14.64
    End of period                          $11.88
  Accumulation units outstanding
  at the end of period                     2,173

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,252            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      672             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.01           N/A             N/A            N/A
    End of period                          $10.87          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,403           2,329            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.90            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,592            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                    $12.62          $10.91          $10.17           N/A            N/A
    End of period                          $11.65          $12.62          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,464           4,022           2,188            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(233)

  Accumulation unit value:
    Beginning of period                    $18.81          $18.27          $18.11         $17.23          $15.43
    End of period                          $19.78          $18.81          $18.27         $18.11          $17.23
  Accumulation units outstanding
  at the end of period                     33,614          30,187          27,865         29,560          22,229

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(233)

  Accumulation unit value:
    Beginning of period                    $15.18
    End of period                          $15.43
  Accumulation units outstanding
  at the end of period                      248

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                    $12.82          $11.26          $10.26           N/A            N/A
    End of period                          $12.95          $12.82          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,368           4,619           2,514            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.51          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,482          11,809           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(329)

  Accumulation unit value:
    Beginning of period                    $15.52          $11.96          $10.26          $8.51          $6.42
    End of period                          $17.08          $15.52          $11.96         $10.26          $8.51
  Accumulation units outstanding
  at the end of period                     46,286          64,821          65,979         80,872          27,118

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(329)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(334)

  Accumulation unit value:
    Beginning of period                    $23.48          $21.32          $20.42         $17.60          $14.48
    End of period                          $24.93          $23.48          $21.32         $20.42          $17.60
  Accumulation units outstanding
  at the end of period                     7,302           3,319           3,258           3,260          2,662

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(180)

  Accumulation unit value:
    Beginning of period                    $15.48          $15.24          $15.15         $14.83          $14.91
    End of period                          $16.18          $15.48          $15.24         $15.15          $14.83
  Accumulation units outstanding
  at the end of period                     16,218          34,973          34,904         32,264          32,462

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(180)

  Accumulation unit value:
    Beginning of period                    $14.72
    End of period                          $14.91
  Accumulation units outstanding
  at the end of period                     9,075


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.69           N/A             N/A             N/A            N/A
    End of period                          $14.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,220           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(162)

  Accumulation unit value:
    Beginning of period                    $20.36          $18.08          $16.90         $13.78          $10.87
    End of period                          $19.50          $20.36          $18.08         $16.90          $13.78
  Accumulation units outstanding
  at the end of period                     20,581          20,012          21,373         23,906          15,188

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(162)

  Accumulation unit value:
    Beginning of period                    $10.89
    End of period                          $10.87
  Accumulation units outstanding
  at the end of period                     2,042


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(162)

  Accumulation unit value:
    Beginning of period                    $16.95          $14.76          $14.34         $12.64          $9.26
    End of period                          $15.53          $16.95          $14.76         $14.34          $12.64
  Accumulation units outstanding
  at the end of period                     12,341          18,744          26,326         29,275          32,613

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(162)

  Accumulation unit value:
    Beginning of period                    $9.39
    End of period                          $9.26
  Accumulation units outstanding
  at the end of period                     4,088

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1432)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      971             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(145)

  Accumulation unit value:
    Beginning of period                    $12.45          $11.28          $11.82          $9.86          $7.55
    End of period                          $11.89          $12.45          $11.28         $11.82          $9.86
  Accumulation units outstanding
  at the end of period                     85,651         144,909         161,322         158,695        132,240

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(145)

  Accumulation unit value:
    Beginning of period                    $8.69
    End of period                          $7.55
  Accumulation units outstanding
  at the end of period                     15,874

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(145)

  Accumulation unit value:
    Beginning of period                    $11.25          $11.04          $11.02         $10.81          $10.68
    End of period                          $11.77          $11.25          $11.04         $11.02          $10.81
  Accumulation units outstanding
  at the end of period                     46,625          46,868          62,678         62,777          45,830

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(145)

  Accumulation unit value:
    Beginning of period                    $10.19
    End of period                          $10.68
  Accumulation units outstanding
  at the end of period                     1,049


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(494)

  Accumulation unit value:
    Beginning of period                    $5.97           $4.46           $4.49           $4.06           N/A
    End of period                          $6.12           $5.97           $4.46           $4.49           N/A
  Accumulation units outstanding
  at the end of period                     2,507            877             881             885            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(505)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.31          $10.74          $9.88           N/A
    End of period                          $10.41          $11.50          $10.31         $10.74           N/A
  Accumulation units outstanding
  at the end of period                      491            2,958           2,943           1,461           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(145)

  Accumulation unit value:
    Beginning of period                    $11.20          $8.79           $9.48           $9.37          $7.58
    End of period                          $11.12          $11.20          $8.79           $9.48          $9.37
  Accumulation units outstanding
  at the end of period                    134,588         224,241         262,789         244,868        210,557

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(145)

  Accumulation unit value:
    Beginning of period                    $8.09
    End of period                          $7.58
  Accumulation units outstanding
  at the end of period                     16,361

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.00           N/A             N/A            N/A
    End of period                          $10.44          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,326          41,269           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(165)

  Accumulation unit value:
    Beginning of period                    $9.64           $8.39           $8.19           $7.48          $5.90
    End of period                          $9.83           $9.64           $8.39           $8.19          $7.48
  Accumulation units outstanding
  at the end of period                     25,134          47,257          48,569         52,783          84,635

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(165)

  Accumulation unit value:
    Beginning of period                    $5.90
    End of period                          $5.90
  Accumulation units outstanding
  at the end of period                     1,422

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $14.57          $12.48          $11.96         $10.72           N/A
    End of period                          $11.83          $14.57          $12.48         $11.96           N/A
  Accumulation units outstanding
  at the end of period                     1,024           2,954           2,785           5,843           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period                    $17.35          $12.60          $11.63          $9.23          $7.05
    End of period                          $18.96          $17.35          $12.60         $11.63          $9.23
  Accumulation units outstanding
  at the end of period                     99,110         139,183         152,178         143,946        119,126

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period                    $8.16
    End of period                          $7.05
  Accumulation units outstanding
  at the end of period                     12,655

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.25          $10.63         $10.48           N/A
    End of period                          $12.43          $11.76          $11.25         $10.63           N/A
  Accumulation units outstanding
  at the end of period                     6,478           8,183           19,676         10,873           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(145)

  Accumulation unit value:
    Beginning of period                    $18.55          $15.02          $13.48         $11.48          $8.50
    End of period                          $20.13          $18.55          $15.02         $13.48          $11.48
  Accumulation units outstanding
  at the end of period                     35,083          55,374          46,859         55,137          49,748

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(145)

  Accumulation unit value:
    Beginning of period                    $9.88
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                     2,091


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(714)

  Accumulation unit value:
    Beginning of period                    $13.86          $11.86          $10.90         $10.56           N/A
    End of period                          $13.82          $13.86          $11.86         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    277,495         378,863         207,362         42,869           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1210)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.84           N/A             N/A            N/A
    End of period                          $11.96          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,281           1,845            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1210)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(717)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.54          $10.83         $10.78           N/A
    End of period                          $12.70          $10.85          $10.54         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     4,480           5,590           4,532            186            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1402)

  Accumulation unit value:
    Beginning of period                    $11.17           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,165            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $27.42          $23.09          $17.17         $13.25           N/A
    End of period                          $36.47          $27.42          $23.09         $17.17           N/A
  Accumulation units outstanding
  at the end of period                     20,180          28,531          13,621          9,011           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $13.65          $13.27          $9.83           $8.50          $7.27
    End of period                          $14.10          $13.65          $13.27          $9.83          $8.50
  Accumulation units outstanding
  at the end of period                    110,256         150,443         164,092         168,827        170,841

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $9.67
    End of period                          $7.27
  Accumulation units outstanding
  at the end of period                     14,635


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.06           N/A             N/A            N/A
    End of period                          $10.77          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,356            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(145)

  Accumulation unit value:
    Beginning of period                    $15.14          $14.04          $12.75         $11.20          $8.47
    End of period                          $16.00          $15.14          $14.04         $12.75          $11.20
  Accumulation units outstanding
  at the end of period                     48,603          65,018          65,890         82,441          82,009

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(145)

  Accumulation unit value:
    Beginning of period                    $9.19
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                     6,475


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(145)

  Accumulation unit value:
    Beginning of period                    $12.10          $10.70          $10.42          $9.63          $7.67
    End of period                          $12.48          $12.10          $10.70         $10.42          $9.63
  Accumulation units outstanding
  at the end of period                    122,970         152,235         184,776         292,287        191,504

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(145)

  Accumulation unit value:
    Beginning of period                    $8.29
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                     2,379

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(145)

  Accumulation unit value:
    Beginning of period                    $20.96          $19.47          $18.18         $16.42          $11.28
    End of period                          $18.45          $20.96          $19.47         $18.18          $16.42
  Accumulation units outstanding
  at the end of period                     46,826          79,032          88,897         84,424          77,369

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(145)

  Accumulation unit value:
    Beginning of period                    $12.63
    End of period                          $11.28
  Accumulation units outstanding
  at the end of period                     8,969

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(145)

  Accumulation unit value:
    Beginning of period                    $15.48          $13.40          $13.07         $11.32          $7.89
    End of period                          $14.89          $15.48          $13.40         $13.07          $11.32
  Accumulation units outstanding
  at the end of period                     51,030          59,866          60,661         70,404          72,873

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(145)

  Accumulation unit value:
    Beginning of period                    $8.98
    End of period                          $7.89
  Accumulation units outstanding
  at the end of period                     4,666


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $6.12           $5.69           $5.65           $5.94           N/A
    End of period                          $6.89           $6.12           $5.69           $5.65           N/A
  Accumulation units outstanding
  at the end of period                     2,571           3,034           18,061          9,646           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                    $15.12          $15.59          $11.42         $10.46           N/A
    End of period                          $17.76          $15.12          $15.59         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     43,575          48,384          48,519           613            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                    $13.18          $11.95          $11.07         $10.14           N/A
    End of period                          $14.35          $13.18          $11.95         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     19,336          57,987          48,913          9,354           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $14.42          $12.54          $11.22          $9.67          $6.56
    End of period                          $15.08          $14.42          $12.54         $11.22          $9.67
  Accumulation units outstanding
  at the end of period                     22,377          27,287          28,775         24,011          22,146

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(271)

  Accumulation unit value:
    Beginning of period                    $8.98           $8.71           $8.12           $7.92          $6.63
    End of period                          $9.70           $8.98           $8.71           $8.12          $7.92
  Accumulation units outstanding
  at the end of period                       -             5,039           5,080           4,942          6,117

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(271)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,701           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(127)

  Accumulation unit value:
    Beginning of period                    $14.01          $13.77          $13.69         $13.33          $12.94
    End of period                          $14.91          $14.01          $13.77         $13.69          $13.33
  Accumulation units outstanding
  at the end of period                    101,654          73,793          78,198         76,729          71,048

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(127)

  Accumulation unit value:
    Beginning of period                    $12.39
    End of period                          $12.94
  Accumulation units outstanding
  at the end of period                     10,638

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(188)

  Accumulation unit value:
    Beginning of period                    $23.47          $20.99          $19.63         $17.66          $14.12
    End of period                          $21.40          $23.47          $20.99         $19.63          $17.66
  Accumulation units outstanding
  at the end of period                     1,194           2,506           2,590           1,986          19,307

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(188)

  Accumulation unit value:
    Beginning of period                    $14.00
    End of period                          $14.12
  Accumulation units outstanding
  at the end of period                      266


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(233)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.11          $12.95
    End of period                           N/A             N/A             N/A           $15.59          $15.11
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            38,187

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(233)

  Accumulation unit value:
    Beginning of period                    $12.93
    End of period                          $12.95
  Accumulation units outstanding
  at the end of period                      208

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.82          $12.82         $12.47           N/A
    End of period                          $13.54          $13.93          $12.82         $12.82           N/A
  Accumulation units outstanding
  at the end of period                     47,462          38,829          35,977         60,525           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(193)

  Accumulation unit value:
    Beginning of period                    $22.09          $19.88          $19.27         $17.86          $14.58
    End of period                          $20.50          $22.09          $19.88         $19.27          $17.86
  Accumulation units outstanding
  at the end of period                     17,718          20,132          22,480         25,840          12,393

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(193)

  Accumulation unit value:
    Beginning of period                    $13.38
    End of period                          $14.58
  Accumulation units outstanding
  at the end of period                      529

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(188)

  Accumulation unit value:
    Beginning of period                    $8.57           $8.24           $7.47           $6.41          $4.88
    End of period                          $8.35           $8.57           $8.24           $7.47          $6.41
  Accumulation units outstanding
  at the end of period                       -             12,817          15,088         16,309          18,039

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(188)

  Accumulation unit value:
    Beginning of period                    $4.86
    End of period                          $4.88
  Accumulation units outstanding
  at the end of period                      765


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(130)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.23          $8.52
    End of period                           N/A             N/A             N/A           $10.40          $10.23
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            73,223

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(130)

  Accumulation unit value:
    Beginning of period                    $9.40
    End of period                          $8.52
  Accumulation units outstanding
  at the end of period                     2,985

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(198)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.93          $7.71
    End of period                           N/A             N/A             N/A           $10.11          $9.93
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            30,865

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(198)

  Accumulation unit value:
    Beginning of period                    $7.49
    End of period                          $7.71
  Accumulation units outstanding
  at the end of period                     1,864


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.09          $8.00
    End of period                           N/A             N/A             N/A           $10.29          $10.09
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            28,046

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(379)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.34          $9.18
    End of period                           N/A             N/A             N/A           $10.55          $10.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            29,979

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(379)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(189)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.11          $7.94
    End of period                           N/A             N/A             N/A           $10.28          $10.11
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            34,063

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(189)

  Accumulation unit value:
    Beginning of period                    $7.94
    End of period                          $7.94
  Accumulation units outstanding
  at the end of period                     1,191

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(228)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.26          $12.43         $11.23          $9.00
    End of period                          $16.17          $15.06          $13.26         $12.43          $11.23
  Accumulation units outstanding
  at the end of period                     79,956         107,620          99,579         133,412         70,746

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(228)

  Accumulation unit value:
    Beginning of period                    $9.13
    End of period                          $9.00
  Accumulation units outstanding
  at the end of period                     1,028

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.51          $10.31          $9.96           N/A
    End of period                          $11.65          $11.15          $10.51         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     48,686          5,160           3,785           1,904           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(130)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.37          $12.66         $11.56          $9.65
    End of period                          $16.04          $15.01          $13.37         $12.66          $11.56
  Accumulation units outstanding
  at the end of period                    220,766         367,662         425,413         503,505        392,227

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(130)

  Accumulation unit value:
    Beginning of period                    $10.68
    End of period                          $9.65
  Accumulation units outstanding
  at the end of period                     51,499

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(716)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.84          $10.50         $10.34           N/A
    End of period                          $12.46          $11.76          $10.84         $10.50           N/A
  Accumulation units outstanding
  at the end of period                     7,132           2,584           1,028           1,031           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $14.26          $12.93          $12.36         $11.47          $9.91
    End of period                          $15.23          $14.26          $12.93         $12.36          $11.47
  Accumulation units outstanding
  at the end of period                    159,500         170,831         175,144         170,263        168,563

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $10.11
    End of period                          $9.91
  Accumulation units outstanding
  at the end of period                     23,395

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.83          $8.33
    End of period                           N/A             N/A             N/A           $11.06          $10.83
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            30,229

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(130)

  Accumulation unit value:
    Beginning of period                    $25.90          $23.17          $22.38         $20.53          $17.18
    End of period                          $27.37          $25.90          $23.17         $22.38          $20.53
  Accumulation units outstanding
  at the end of period                     47,315          49,908          55,443         66,934          41,585

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(130)

  Accumulation unit value:
    Beginning of period                    $18.38
    End of period                          $17.18
  Accumulation units outstanding
  at the end of period                     2,145


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(228)

  Accumulation unit value:
    Beginning of period                    $12.34          $12.01          $11.89         $12.00          $12.15
    End of period                          $12.71          $12.34          $12.01         $11.89          $12.00
  Accumulation units outstanding
  at the end of period                     94,862          46,449          27,399         21,190          32,472

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(228)

  Accumulation unit value:
    Beginning of period                    $12.16
    End of period                          $12.15
  Accumulation units outstanding
  at the end of period                     9,956

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(302)

  Accumulation unit value:
    Beginning of period                    $20.65          $17.37          $16.34         $14.48          $10.66
    End of period                          $21.90          $20.65          $17.37         $16.34          $14.48
  Accumulation units outstanding
  at the end of period                     13,992          18,001          21,217         19,798          13,516

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(233)

  Accumulation unit value:
    Beginning of period                    $29.23          $26.15          $25.07         $23.20          $18.08
    End of period                          $31.64          $29.23          $26.15         $25.07          $23.20
  Accumulation units outstanding
  at the end of period                     30,797          39,091          44,732         47,811          28,132

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(233)

  Accumulation unit value:
    Beginning of period                    $18.72
    End of period                          $18.08
  Accumulation units outstanding
  at the end of period                      422

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(130)

  Accumulation unit value:
    Beginning of period                    $38.33          $36.50          $32.54         $28.04          $20.58
    End of period                          $44.17          $38.33          $36.50         $32.54          $28.04
  Accumulation units outstanding
  at the end of period                     19,188          22,103          20,873         29,980          24,980

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(130)

  Accumulation unit value:
    Beginning of period                    $24.94
    End of period                          $20.58
  Accumulation units outstanding
  at the end of period                     1,373


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(174)

  Accumulation unit value:
    Beginning of period                    $16.06          $13.61          $13.04         $11.51          $9.01
    End of period                          $15.92          $16.06          $13.61         $13.04          $11.51
  Accumulation units outstanding
  at the end of period                     85,188          63,046          64,795         97,255          58,381

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(174)

  Accumulation unit value:
    Beginning of period                    $9.43
    End of period                          $9.01
  Accumulation units outstanding
  at the end of period                     4,004

Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(183)

  Accumulation unit value:
    Beginning of period                    $17.18          $14.25          $13.10         $11.45          $9.06
    End of period                          $18.54          $17.18          $14.25         $13.10          $11.45
  Accumulation units outstanding
  at the end of period                    104,191          84,746          61,775         38,985          17,968

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(183)

  Accumulation unit value:
    Beginning of period                    $9.40
    End of period                          $9.06
  Accumulation units outstanding
  at the end of period                     5,498

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(127)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.68          $11.08         $10.25          $8.01
    End of period                          $14.10          $12.39          $11.68         $11.08          $10.25
  Accumulation units outstanding
  at the end of period                    186,549         160,033         152,528         141,306         41,266

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(127)

  Accumulation unit value:
    Beginning of period                    $9.51
    End of period                          $8.01
  Accumulation units outstanding
  at the end of period                     6,740


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(53)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.37          $7.77
    End of period                           N/A             N/A             N/A            $9.16          $9.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            9,227

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(53)

  Accumulation unit value:
    Beginning of period                    $10.31
    End of period                          $7.77
  Accumulation units outstanding
  at the end of period                     4,908

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                    $15.51          $11.57          $10.22           N/A            N/A
    End of period                          $12.96          $15.51          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                    116,028         139,380          30,633           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(85)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.60          $11.82         $11.25          $8.26
    End of period                          $15.52          $14.18          $12.60         $11.82          $11.25
  Accumulation units outstanding
  at the end of period                     57,086          57,368          72,209         56,399          28,339

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(85)

  Accumulation unit value:
    Beginning of period                    $11.20
    End of period                          $8.26
  Accumulation units outstanding
  at the end of period                     5,948

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(71)

  Accumulation unit value:
    Beginning of period                    $19.34          $18.74          $16.98         $16.44          $12.36
    End of period                          $20.99          $19.34          $18.74         $16.98          $16.44
  Accumulation units outstanding
  at the end of period                       -             63,548          67,591         52,129          27,303

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(71)

  Accumulation unit value:
    Beginning of period                    $18.36
    End of period                          $12.36
  Accumulation units outstanding
  at the end of period                     12,515


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(55)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.73           $9.31          $7.62
    End of period                           N/A             N/A            $7.93           $9.73          $9.31
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            28,448          14,322

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(55)

  Accumulation unit value:
    Beginning of period                    $10.39
    End of period                          $7.62
  Accumulation units outstanding
  at the end of period                     7,961

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(71)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.88          $10.05          $9.34          $8.36
    End of period                          $12.58          $11.85          $10.88         $10.05          $9.34
  Accumulation units outstanding
  at the end of period                    204,098         214,147         168,377         122,734         57,287

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(71)

  Accumulation unit value:
    Beginning of period                    $9.22
    End of period                          $8.36
  Accumulation units outstanding
  at the end of period                     17,956


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(598)

  Accumulation unit value:
    Beginning of period                    $25.17          $22.59          $22.55         $20.13           N/A
    End of period                          $29.85          $25.17          $22.59         $22.55           N/A
  Accumulation units outstanding
  at the end of period                     41,683          24,565          24,719          4,077           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(55)

  Accumulation unit value:
    Beginning of period                    $26.86          $26.12          $25.38         $23.12          $17.36
    End of period                          $28.97          $26.86          $26.12         $25.38          $23.12
  Accumulation units outstanding
  at the end of period                     47,044          34,295          36,312         29,322          13,009

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(55)

  Accumulation unit value:
    Beginning of period                    $23.53
    End of period                          $17.36
  Accumulation units outstanding
  at the end of period                     4,212

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.34           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    172,485           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $10.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,686           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(55)

  Accumulation unit value:
    Beginning of period                    $18.83          $17.04          $16.77         $16.41          $13.10
    End of period                          $18.61          $18.83          $17.04         $16.77          $16.41
  Accumulation units outstanding
  at the end of period                     42,558          40,916          46,003         46,004          13,491

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(55)

  Accumulation unit value:
    Beginning of period                    $16.36
    End of period                          $13.10
  Accumulation units outstanding
  at the end of period                     5,136


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(80)

  Accumulation unit value:
    Beginning of period                    $22.72          $19.24          $19.09         $16.35          $11.88
    End of period                          $25.04          $22.72          $19.24         $19.09          $16.35
  Accumulation units outstanding
  at the end of period                     90,763         157,707          93,072         40,531          16,463

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(80)

  Accumulation unit value:
    Beginning of period                    $16.53
    End of period                          $11.88
  Accumulation units outstanding
  at the end of period                     14,218

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    407,983           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.01           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,525           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.94            N/A             N/A            N/A
    End of period                          $10.87          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    154,918          73,313           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,477           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.62          $10.91          $10.38           N/A            N/A
    End of period                          $11.65          $12.62          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,480          32,974          10,778           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(132)

  Accumulation unit value:
    Beginning of period                    $18.79          $18.26          $18.10         $17.22          $15.43
    End of period                          $19.77          $18.79          $18.26         $18.10          $17.22
  Accumulation units outstanding
  at the end of period                    203,894         258,678         232,675         117,781         57,226

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(132)

  Accumulation unit value:
    Beginning of period                    $14.78
    End of period                          $15.43
  Accumulation units outstanding
  at the end of period                     5,277

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.26          $10.46           N/A            N/A
    End of period                          $12.95          $12.81          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                    138,619          38,424          17,079           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.50          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     56,156          15,023           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(237)

  Accumulation unit value:
    Beginning of period                    $15.51          $11.95          $10.25          $8.51          $6.21
    End of period                          $17.07          $15.51          $11.95         $10.25          $8.51
  Accumulation units outstanding
  at the end of period                    361,470         355,942         225,353         106,070         24,117

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(237)

  Accumulation unit value:
    Beginning of period                    $6.35
    End of period                          $6.21
  Accumulation units outstanding
  at the end of period                     1,502


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(146)

  Accumulation unit value:
    Beginning of period                    $23.47          $21.30          $20.41         $17.59          $13.19
    End of period                          $24.91          $23.47          $21.30         $20.41          $17.59
  Accumulation units outstanding
  at the end of period                     36,126          22,919          19,672         25,577          9,073

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(146)

  Accumulation unit value:
    Beginning of period                    $14.26
    End of period                          $13.19
  Accumulation units outstanding
  at the end of period                      582

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $15.47          $15.24          $15.14         $14.83          $14.91
    End of period                          $16.17          $15.47          $15.24         $15.14          $14.83
  Accumulation units outstanding
  at the end of period                    125,259         107,362         123,611         83,122          63,990

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $13.74
    End of period                          $14.91
  Accumulation units outstanding
  at the end of period                     17,862


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.07           N/A             N/A            N/A
    End of period                          $14.08          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    165,527          69,446           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(85)

  Accumulation unit value:
    Beginning of period                    $20.36          $18.07          $16.89         $13.78          $10.87
    End of period                          $19.49          $20.36          $18.07         $16.89          $13.78
  Accumulation units outstanding
  at the end of period                    210,844         203,470         213,843         117,716         29,904

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(85)

  Accumulation unit value:
    Beginning of period                    $13.37
    End of period                          $10.87
  Accumulation units outstanding
  at the end of period                     11,098


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(52)

  Accumulation unit value:
    Beginning of period                    $16.94          $14.75          $14.34         $12.64          $9.26
    End of period                          $15.52          $16.94          $14.75         $14.34          $12.64
  Accumulation units outstanding
  at the end of period                    132,256         136,296         151,416         113,442         37,535

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(52)

  Accumulation unit value:
    Beginning of period                    $11.22
    End of period                          $9.26
  Accumulation units outstanding
  at the end of period                     11,809

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1350)

  Accumulation unit value:
    Beginning of period                    $10.44           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,591           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $12.44          $11.28          $11.81          $9.86          $7.55
    End of period                          $11.89          $12.44          $11.28         $11.81          $9.86
  Accumulation units outstanding
  at the end of period                    845,436        1,085,386       1,094,639        737,111        277,602

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.65
    End of period                          $7.55
  Accumulation units outstanding
  at the end of period                     25,467

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(119)

  Accumulation unit value:
    Beginning of period                    $11.25          $11.04          $11.02         $10.82          $10.68
    End of period                          $11.77          $11.25          $11.04         $11.02          $10.82
  Accumulation units outstanding
  at the end of period                    503,170         519,487         444,931         280,223         69,681

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(119)

  Accumulation unit value:
    Beginning of period                    $9.99
    End of period                          $10.68
  Accumulation units outstanding
  at the end of period                     5,947


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(477)

  Accumulation unit value:
    Beginning of period                    $5.97           $4.46           $4.49           $3.88          $3.64
    End of period                          $6.12           $5.97           $4.46           $4.49          $3.88
  Accumulation units outstanding
  at the end of period                    178,208         226,970          53,153         33,777          6,911

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(477)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.30          $10.74          $9.92          $9.62
    End of period                          $10.41          $11.49          $10.30         $10.74          $9.92
  Accumulation units outstanding
  at the end of period                     23,374          35,682          38,533         35,742          2,617

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $11.19          $8.79           $9.47           $9.37          $7.58
    End of period                          $11.11          $11.19          $8.79           $9.47          $9.37
  Accumulation units outstanding
  at the end of period                   1,163,209       1,322,392       1,254,953       1,061,128       349,028

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.25
    End of period                          $7.58
  Accumulation units outstanding
  at the end of period                     28,172

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.00           N/A             N/A            N/A
    End of period                          $10.44          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    287,675         203,503           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(85)

  Accumulation unit value:
    Beginning of period                    $9.64           $8.39           $8.18           $7.48          $5.90
    End of period                          $9.83           $9.64           $8.39           $8.18          $7.48
  Accumulation units outstanding
  at the end of period                    170,870         173,524         165,233         172,443         88,530

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(85)

  Accumulation unit value:
    Beginning of period                    $7.88
    End of period                          $5.90
  Accumulation units outstanding
  at the end of period                     22,441

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $14.56          $12.48          $11.96         $10.72          $10.39
    End of period                          $11.83          $14.56          $12.48         $11.96          $10.72
  Accumulation units outstanding
  at the end of period                     47,423          68,693          51,832         46,388          2,423

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $17.35          $12.59          $11.62          $9.23          $7.05
    End of period                          $18.95          $17.35          $12.59         $11.62          $9.23
  Accumulation units outstanding
  at the end of period                    915,528        1,045,142        990,713         659,497        241,400

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $8.93
    End of period                          $7.05
  Accumulation units outstanding
  at the end of period                     15,413

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.25          $10.63         $10.45          $10.18
    End of period                          $12.43          $11.75          $11.25         $10.63          $10.45
  Accumulation units outstanding
  at the end of period                    127,057         127,273         123,721         107,859         2,474

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1351)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,307           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(119)

  Accumulation unit value:
    Beginning of period                    $18.55          $15.02          $13.49         $11.48          $8.50
    End of period                          $20.13          $18.55          $15.02         $13.49          $11.48
  Accumulation units outstanding
  at the end of period                    479,696         555,699         483,043         317,955         53,668

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(119)

  Accumulation unit value:
    Beginning of period                    $10.66
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                     14,043


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                    $13.86          $11.86          $10.90          $9.72           N/A
    End of period                          $13.82          $13.86          $11.86         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   3,754,688       3,582,280       2,031,465        167,871          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.82            N/A             N/A            N/A
    End of period                          $11.96          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    185,200         113,333           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.54          $10.83          $9.85           N/A
    End of period                          $12.70          $10.85          $10.54         $10.83           N/A
  Accumulation units outstanding
  at the end of period                    123,026         108,424          81,270         12,870           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1347)

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,888           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1347)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $27.41          $23.08          $17.16         $13.09          $12.54
    End of period                          $36.45          $27.41          $23.08         $17.16          $13.09
  Accumulation units outstanding
  at the end of period                    165,413         137,306         115,812         88,964          2,007

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $13.65          $13.26          $9.83           $8.50          $7.27
    End of period                          $14.09          $13.65          $13.26          $9.83          $8.50
  Accumulation units outstanding
  at the end of period                    898,001        1,025,586       1,022,473        771,336        294,861

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.81
    End of period                          $7.27
  Accumulation units outstanding
  at the end of period                     13,413


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.58            N/A             N/A            N/A
    End of period                          $10.77          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,498           1,502            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(119)

  Accumulation unit value:
    Beginning of period                    $15.14          $14.04          $12.75         $11.20          $8.47
    End of period                          $16.00          $15.14          $14.04         $12.75          $11.20
  Accumulation units outstanding
  at the end of period                    500,535         579,162         487,124         367,456         86,603

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(119)

  Accumulation unit value:
    Beginning of period                    $10.70
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                     12,927


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(83)

  Accumulation unit value:
    Beginning of period                    $12.10          $10.69          $10.42          $9.63          $7.66
    End of period                          $12.48          $12.10          $10.69         $10.42          $9.63
  Accumulation units outstanding
  at the end of period                   1,085,655       1,189,812       1,080,434        664,455        201,966

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(83)

  Accumulation unit value:
    Beginning of period                    $10.02
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                     49,124

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1323)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,361           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1323)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $20.95          $19.46          $18.17         $16.42          $11.28
    End of period                          $18.44          $20.95          $19.46         $18.17          $16.42
  Accumulation units outstanding
  at the end of period                    482,593         546,473         539,705         388,958        137,763

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $15.13
    End of period                          $11.28
  Accumulation units outstanding
  at the end of period                     9,301

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(119)

  Accumulation unit value:
    Beginning of period                    $15.47          $13.39          $13.07         $11.32          $7.89
    End of period                          $14.89          $15.47          $13.39         $13.07          $11.32
  Accumulation units outstanding
  at the end of period                    451,282         504,542         464,401         335,267         80,310

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(119)

  Accumulation unit value:
    Beginning of period                    $10.42
    End of period                          $7.89
  Accumulation units outstanding
  at the end of period                     9,013


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $6.12           $5.69           $5.65           $5.68          $5.45
    End of period                          $6.89           $6.12           $5.69           $5.65          $5.68
  Accumulation units outstanding
  at the end of period                    118,371         147,075         103,401         78,647          4,619

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $15.11          $15.59          $11.42          $9.76           N/A
    End of period                          $17.75          $15.11          $15.59         $11.42           N/A
  Accumulation units outstanding
  at the end of period                    557,068         590,022         458,423         46,078           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                    $13.18          $11.95          $11.07          $9.76           N/A
    End of period                          $14.35          $13.18          $11.95         $11.07           N/A
  Accumulation units outstanding
  at the end of period                    489,578         572,382         408,637         49,555           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(55)

  Accumulation unit value:
    Beginning of period                    $14.42          $12.54          $11.21          $9.67          $7.00
    End of period                          $15.07          $14.42          $12.54         $11.21          $9.67
  Accumulation units outstanding
  at the end of period                    187,568         205,092         207,186         191,468         29,716

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(55)

  Accumulation unit value:
    Beginning of period                    $8.87
    End of period                          $7.00
  Accumulation units outstanding
  at the end of period                     22,855


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $8.98           $8.71           $8.12           $7.92          $6.84
    End of period                          $9.70           $8.98           $8.71           $8.12          $7.92
  Accumulation units outstanding
  at the end of period                       -             41,892          43,671         43,328          12,386

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $8.80
    End of period                          $6.84
  Accumulation units outstanding
  at the end of period                     2,195

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $10.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,413           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.77          $13.68         $13.33          $12.94
    End of period                          $14.90          $14.00          $13.77         $13.68          $13.33
  Accumulation units outstanding
  at the end of period                    730,156         606,900         528,417         278,834        170,296

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $12.30
    End of period                          $12.94
  Accumulation units outstanding
  at the end of period                     81,007

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(80)

  Accumulation unit value:
    Beginning of period                    $23.46          $20.98          $19.62         $17.65          $14.11
    End of period                          $21.39          $23.46          $20.98         $19.62          $17.65
  Accumulation units outstanding
  at the end of period                     13,263          13,794          11,082          8,016          4,835

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(80)

  Accumulation unit value:
    Beginning of period                    $18.25
    End of period                          $14.11
  Accumulation units outstanding
  at the end of period                     3,491


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(82)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.11          $12.95
    End of period                           N/A             N/A             N/A           $15.59          $15.11
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           119,961

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(82)

  Accumulation unit value:
    Beginning of period                    $13.01
    End of period                          $12.95
  Accumulation units outstanding
  at the end of period                     9,786

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.81          $12.82         $12.47           N/A
    End of period                          $13.54          $13.92          $12.81         $12.82           N/A
  Accumulation units outstanding
  at the end of period                    311,540         394,646         346,727         302,067          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(53)

  Accumulation unit value:
    Beginning of period                    $22.08          $19.87          $19.26         $17.85          $14.58
    End of period                          $20.48          $22.08          $19.87         $19.26          $17.85
  Accumulation units outstanding
  at the end of period                     33,884          42,103          44,195         37,620          15,931

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(53)

  Accumulation unit value:
    Beginning of period                    $17.79
    End of period                          $14.58
  Accumulation units outstanding
  at the end of period                     2,639

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(85)

  Accumulation unit value:
    Beginning of period                    $8.56           $8.24           $7.47           $6.41          $4.88
    End of period                          $8.35           $8.56           $8.24           $7.47          $6.41
  Accumulation units outstanding
  at the end of period                       -            166,440         132,440         54,560          11,941

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(85)

  Accumulation unit value:
    Beginning of period                    $6.85
    End of period                          $4.88
  Accumulation units outstanding
  at the end of period                     11,094


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.89            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      136             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(114)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.23          $8.52
    End of period                           N/A             N/A             N/A           $10.40          $10.23
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            31,154

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(114)

  Accumulation unit value:
    Beginning of period                    $9.68
    End of period                          $8.52
  Accumulation units outstanding
  at the end of period                     3,180

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(96)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.93          $7.71
    End of period                           N/A             N/A             N/A           $10.11          $9.93
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,092

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(96)

  Accumulation unit value:
    Beginning of period                    $10.06
    End of period                          $7.71
  Accumulation units outstanding
  at the end of period                     1,436


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(427)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.09          $9.49
    End of period                           N/A             N/A             N/A           $10.29          $10.09
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,951

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.45           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      281             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $10.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,927            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,698           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.74            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      138             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.34          $8.09
    End of period                           N/A             N/A             N/A           $10.54          $10.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            13,450

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(139)

  Accumulation unit value:
    Beginning of period                    $9.26
    End of period                          $8.09
  Accumulation units outstanding
  at the end of period                      733


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(80)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.11          $7.94
    End of period                           N/A             N/A             N/A           $10.28          $10.11
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            97,538

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(80)

  Accumulation unit value:
    Beginning of period                    $10.51
    End of period                          $7.94
  Accumulation units outstanding
  at the end of period                     30,006

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      135             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(80)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.25          $12.43         $11.22          $9.00
    End of period                          $16.16          $15.06          $13.25         $12.43          $11.22
  Accumulation units outstanding
  at the end of period                    629,926         624,707         716,600         742,983         91,417

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(80)

  Accumulation unit value:
    Beginning of period                    $11.30
    End of period                          $9.00
  Accumulation units outstanding
  at the end of period                     54,036

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(697)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.51          $10.31         $10.09           N/A
    End of period                          $11.65          $11.15          $10.51         $10.31           N/A
  Accumulation units outstanding
  at the end of period                    263,918         186,865         195,691         75,180           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $15.00          $13.37          $12.65         $11.55          $9.65
    End of period                          $16.03          $15.00          $13.37         $12.65          $11.55
  Accumulation units outstanding
  at the end of period                   1,377,383       1,610,658       1,734,250       1,508,475       536,724

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $10.96
    End of period                          $9.65
  Accumulation units outstanding
  at the end of period                    145,834

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(675)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.84          $10.50         $10.00           N/A
    End of period                          $12.46          $11.76          $10.84         $10.50           N/A
  Accumulation units outstanding
  at the end of period                    676,546         658,946         583,596         43,635           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $14.25          $12.92          $12.35         $11.47          $9.91
    End of period                          $15.23          $14.25          $12.92         $12.35          $11.47
  Accumulation units outstanding
  at the end of period                   1,438,424       1,477,397       1,352,590        845,092        351,796

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $10.81
    End of period                          $9.91
  Accumulation units outstanding
  at the end of period                    101,162

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1078)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.95            N/A             N/A            N/A
    End of period                          $11.62          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,720           742             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.90           N/A             N/A             N/A            N/A
    End of period                          $11.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,925            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.35           N/A             N/A             N/A            N/A
    End of period                          $11.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,995           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                    $10.57          $9.97            N/A             N/A            N/A
    End of period                          $11.11          $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,980          10,145           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1464)

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      134             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(78)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.83          $8.43
    End of period                           N/A             N/A             N/A           $11.06          $10.83
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            14,467

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(78)

  Accumulation unit value:
    Beginning of period                    $11.18
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                     17,011

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(85)

  Accumulation unit value:
    Beginning of period                    $25.88          $23.16          $22.37         $20.52          $17.17
    End of period                          $27.35          $25.88          $23.16         $22.37          $20.52
  Accumulation units outstanding
  at the end of period                    241,380         250,128         251,275         149,906         46,180

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(85)

  Accumulation unit value:
    Beginning of period                    $18.36
    End of period                          $17.17
  Accumulation units outstanding
  at the end of period                     28,301


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(80)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.98          $11.87         $11.98          $12.13
    End of period                          $12.68          $12.31          $11.98         $11.87          $11.98
  Accumulation units outstanding
  at the end of period                    464,964         230,251         141,087         77,098          90,558

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(80)

  Accumulation unit value:
    Beginning of period                    $12.19
    End of period                          $12.13
  Accumulation units outstanding
  at the end of period                    119,519

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(260)

  Accumulation unit value:
    Beginning of period                    $20.65          $17.37          $16.33         $14.48          $10.44
    End of period                          $21.89          $20.65          $17.37         $16.33          $14.48
  Accumulation units outstanding
  at the end of period                    112,037         109,992          69,883         46,918          17,117

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(260)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $29.21          $26.13          $25.05         $23.19          $18.07
    End of period                          $31.62          $29.21          $26.13         $25.05          $23.19
  Accumulation units outstanding
  at the end of period                    182,022         120,494         113,843         88,660          26,241

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $22.71
    End of period                          $18.07
  Accumulation units outstanding
  at the end of period                     3,238

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $38.31          $36.48          $32.52         $28.03          $20.57
    End of period                          $44.14          $38.31          $36.48         $32.52          $28.03
  Accumulation units outstanding
  at the end of period                    165,165         148,364         142,408         95,024          29,647

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $25.34
    End of period                          $20.57
  Accumulation units outstanding
  at the end of period                     3,919


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(53)

  Accumulation unit value:
    Beginning of period                    $16.05          $13.60          $13.04         $11.51          $9.01
    End of period                          $15.92          $16.05          $13.60         $13.04          $11.51
  Accumulation units outstanding
  at the end of period                    384,917         393,439         370,934         273,630         85,597

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(53)

  Accumulation unit value:
    Beginning of period                    $10.74
    End of period                          $9.01
  Accumulation units outstanding
  at the end of period                     28,736

Accumulation Unit Values
Contract with Endorsements - 1.71%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $17.16          $14.24          $13.08         $11.44          $9.06
    End of period                          $18.52          $17.16          $14.24         $13.08          $11.44
  Accumulation units outstanding
  at the end of period                    296,556         228,604         192,135         168,545        173,933

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $11.58
    End of period                          $9.06
  Accumulation units outstanding
  at the end of period                     83,070

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $12.38          $11.68          $11.08         $10.24          $8.01
    End of period                          $14.09          $12.38          $11.68         $11.08          $10.24
  Accumulation units outstanding
  at the end of period                    487,548         438,661         473,388         521,740        283,276

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $9.92
    End of period                          $8.01
  Accumulation units outstanding
  at the end of period                    107,372


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(106)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.37          $7.77
    End of period                           N/A             N/A             N/A            $9.16          $9.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            68,965

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(106)

  Accumulation unit value:
    Beginning of period                    $10.29
    End of period                          $7.77
  Accumulation units outstanding
  at the end of period                     33,713

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(822)

  Accumulation unit value:
    Beginning of period                    $15.51          $11.57          $10.07           N/A            N/A
    End of period                          $12.96          $15.51          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                    107,922         233,891          61,130           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(106)

  Accumulation unit value:
    Beginning of period                    $14.17          $12.59          $11.81         $11.25          $8.26
    End of period                          $15.51          $14.17          $12.59         $11.81          $11.25
  Accumulation units outstanding
  at the end of period                    165,173         196,670         244,031         252,679        235,990

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(106)

  Accumulation unit value:
    Beginning of period                    $10.97
    End of period                          $8.26
  Accumulation units outstanding
  at the end of period                     99,897

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $19.32          $18.72          $16.96         $16.43          $12.35
    End of period                          $20.97          $19.32          $18.72         $16.96          $16.43
  Accumulation units outstanding
  at the end of period                       -            155,025         217,358         251,087        213,480

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $16.22
    End of period                          $12.35
  Accumulation units outstanding
  at the end of period                     45,079


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(107)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.72           $9.30          $7.61
    End of period                           N/A             N/A            $8.83           $9.72          $9.30
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            159,599        187,286

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $9.71
    End of period                          $7.61
  Accumulation units outstanding
  at the end of period                    114,592

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.87          $10.05          $9.34          $8.35
    End of period                          $12.57          $11.84          $10.87         $10.05          $9.34
  Accumulation units outstanding
  at the end of period                    378,661         392,608         364,560         357,235        240,159

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $9.07
    End of period                          $8.35
  Accumulation units outstanding
  at the end of period                     96,057


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(586)

  Accumulation unit value:
    Beginning of period                    $25.14          $22.57          $22.53         $20.20           N/A
    End of period                          $29.81          $25.14          $22.57         $22.53           N/A
  Accumulation units outstanding
  at the end of period                     47,220          8,801           6,789           2,096           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1455)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,548            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $26.82          $26.08          $25.35         $23.09          $17.34
    End of period                          $28.93          $26.82          $26.08         $25.35          $23.09
  Accumulation units outstanding
  at the end of period                     82,188          54,368          78,952         114,531         73,433

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $21.72
    End of period                          $17.34
  Accumulation units outstanding
  at the end of period                     16,236

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    439,668           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $10.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,736            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                    $18.80          $17.02          $16.75         $16.03          $13.09
    End of period                          $18.59          $18.80          $17.02         $16.75          $16.03
  Accumulation units outstanding
  at the end of period                    134,764         205,372         227,035         265,234        214,467

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                    $16.27
    End of period                          $13.09
  Accumulation units outstanding
  at the end of period                     98,238


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(107)

  Accumulation unit value:
    Beginning of period                    $22.70          $19.23          $19.08         $16.33          $11.87
    End of period                          $25.01          $22.70          $19.23         $19.08          $16.33
  Accumulation units outstanding
  at the end of period                    158,220         132,333         129,325         165,210         96,168

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(107)

  Accumulation unit value:
    Beginning of period                    $16.58
    End of period                          $11.87
  Accumulation units outstanding
  at the end of period                     72,682

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    500,758           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.63            N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,167           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1077)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.87            N/A             N/A            N/A
    End of period                          $10.87          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    286,674          59,989           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,586           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(830)

  Accumulation unit value:
    Beginning of period                    $12.62          $10.91          $9.95            N/A            N/A
    End of period                          $11.64          $12.62          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,638          84,694          33,737           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $18.77          $18.24          $18.08         $17.20          $15.41
    End of period                          $19.74          $18.77          $18.24         $18.08          $17.20
  Accumulation units outstanding
  at the end of period                    446,046         378,196         340,828         330,189        305,592

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $14.88
    End of period                          $15.41
  Accumulation units outstanding
  at the end of period                     68,312

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(825)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.26          $10.21           N/A            N/A
    End of period                          $12.95          $12.81          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     79,156         100,454          66,979           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(825)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.50          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    268,806          94,331           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(207)

  Accumulation unit value:
    Beginning of period                    $15.50          $11.94          $10.25          $8.51          $6.21
    End of period                          $17.06          $15.50          $11.94         $10.25          $8.51
  Accumulation units outstanding
  at the end of period                    602,110         695,228         508,374         423,661        170,252

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(207)

  Accumulation unit value:
    Beginning of period                    $5.88
    End of period                          $6.21
  Accumulation units outstanding
  at the end of period                     11,507


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $23.44          $21.28          $20.39         $17.58          $13.18
    End of period                          $24.88          $23.44          $21.28         $20.39          $17.58
  Accumulation units outstanding
  at the end of period                     69,522          39,130          44,555         50,921          60,414

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.88
    End of period                          $13.18
  Accumulation units outstanding
  at the end of period                     20,669

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $15.45          $15.22          $15.12         $14.82          $14.90
    End of period                          $16.15          $15.45          $15.22         $15.12          $14.82
  Accumulation units outstanding
  at the end of period                    401,593         357,249         393,552         429,398        403,991

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $13.83
    End of period                          $14.90
  Accumulation units outstanding
  at the end of period                    475,440


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.98            N/A             N/A            N/A
    End of period                          $14.08          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    297,231          42,969           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(108)

  Accumulation unit value:
    Beginning of period                    $20.34          $18.06          $16.88         $13.77          $10.87
    End of period                          $19.47          $20.34          $18.06         $16.88          $13.77
  Accumulation units outstanding
  at the end of period                    359,260         425,726         482,589         519,863        310,074

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(108)

  Accumulation unit value:
    Beginning of period                    $13.19
    End of period                          $10.87
  Accumulation units outstanding
  at the end of period                    142,885


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(107)

  Accumulation unit value:
    Beginning of period                    $16.92          $14.74          $14.33         $12.63          $9.26
    End of period                          $15.50          $16.92          $14.74         $14.33          $12.63
  Accumulation units outstanding
  at the end of period                    275,187         391,313         475,422         610,104        486,671

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(107)

  Accumulation unit value:
    Beginning of period                    $12.25
    End of period                          $9.26
  Accumulation units outstanding
  at the end of period                    225,127

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,084           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $12.43          $11.27          $11.81          $9.85          $7.55
    End of period                          $11.87          $12.43          $11.27         $11.81          $9.85
  Accumulation units outstanding
  at the end of period                   1,276,995       1,607,603       1,939,048       2,192,073      1,670,335

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $9.57
    End of period                          $7.55
  Accumulation units outstanding
  at the end of period                    665,655

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(107)

  Accumulation unit value:
    Beginning of period                    $11.23          $11.03          $11.01         $10.81          $10.68
    End of period                          $11.75          $11.23          $11.03         $11.01          $10.81
  Accumulation units outstanding
  at the end of period                    588,497         527,783         591,935         663,190        375,960

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(107)

  Accumulation unit value:
    Beginning of period                    $9.97
    End of period                          $10.68
  Accumulation units outstanding
  at the end of period                    210,570


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(496)

  Accumulation unit value:
    Beginning of period                    $5.96           $4.46           $4.49           $4.12           N/A
    End of period                          $6.11           $5.96           $4.46           $4.49           N/A
  Accumulation units outstanding
  at the end of period                    244,862         130,652          55,415         218,541          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(496)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(487)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.30          $10.73          $9.83           N/A
    End of period                          $10.40          $11.48          $10.30         $10.73           N/A
  Accumulation units outstanding
  at the end of period                     37,239          21,163          28,428         23,442           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(107)

  Accumulation unit value:
    Beginning of period                    $11.18          $8.78           $9.47           $9.36          $7.57
    End of period                          $11.10          $11.18          $8.78           $9.47          $9.36
  Accumulation units outstanding
  at the end of period                   1,735,035       2,234,665       2,237,748       2,517,375      1,869,664

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(107)

  Accumulation unit value:
    Beginning of period                    $9.09
    End of period                          $7.57
  Accumulation units outstanding
  at the end of period                    661,018

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.04           N/A             N/A            N/A
    End of period                          $10.44          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    334,423         522,586           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(109)

  Accumulation unit value:
    Beginning of period                    $9.63           $8.38           $8.18           $7.48          $5.89
    End of period                          $9.82           $9.63           $8.38           $8.18          $7.48
  Accumulation units outstanding
  at the end of period                    305,511         353,635         384,109        1,125,896       972,745

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(109)

  Accumulation unit value:
    Beginning of period                    $7.15
    End of period                          $5.89
  Accumulation units outstanding
  at the end of period                    570,485

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $14.55          $12.47          $11.95         $10.71          $10.50
    End of period                          $11.82          $14.55          $12.47         $11.95          $10.71
  Accumulation units outstanding
  at the end of period                     94,161         132,500         127,926         45,061           827

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $17.33          $12.58          $11.62          $9.22          $7.05
    End of period                          $18.93          $17.33          $12.58         $11.62          $9.22
  Accumulation units outstanding
  at the end of period                   1,518,120       1,840,403       1,994,538       2,219,288      1,440,513

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $8.83
    End of period                          $7.05
  Accumulation units outstanding
  at the end of period                    510,581

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $11.74          $11.24          $10.62         $10.45          $10.27
    End of period                          $12.42          $11.74          $11.24         $10.62          $10.45
  Accumulation units outstanding
  at the end of period                    140,141         148,527         260,127         64,134          1,701

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,594           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(107)

  Accumulation unit value:
    Beginning of period                    $18.53          $15.01          $13.48         $11.47          $8.50
    End of period                          $20.11          $18.53          $15.01         $13.48          $11.47
  Accumulation units outstanding
  at the end of period                    730,343         807,368         760,814         747,452        428,583

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(107)

  Accumulation unit value:
    Beginning of period                    $10.42
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                    167,453


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                    $13.85          $11.86          $10.90          $9.92           N/A
    End of period                          $13.81          $13.85          $11.86         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   2,531,790       2,504,806       2,192,356        323,902          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.00           N/A             N/A            N/A
    End of period                          $11.96          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    149,614          30,687           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.53          $10.83         $10.00           N/A
    End of period                          $12.70          $10.85          $10.53         $10.83           N/A
  Accumulation units outstanding
  at the end of period                    111,186          36,362         113,401         60,916           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1314)

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    109,016           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(491)

  Accumulation unit value:
    Beginning of period                    $27.39          $23.06          $17.15         $13.17           N/A
    End of period                          $36.42          $27.39          $23.06         $17.15           N/A
  Accumulation units outstanding
  at the end of period                    276,552         280,724         284,665         247,879          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(491)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.25          $9.82           $8.49          $7.26
    End of period                          $14.08          $13.64          $13.25          $9.82          $8.49
  Accumulation units outstanding
  at the end of period                   1,364,571       1,770,036       2,201,886       2,212,276      1,645,470

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $9.65
    End of period                          $7.26
  Accumulation units outstanding
  at the end of period                    528,998


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.78            N/A             N/A            N/A
    End of period                          $10.77          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,810          17,441           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(107)

  Accumulation unit value:
    Beginning of period                    $15.13          $14.03          $12.75         $11.20          $8.47
    End of period                          $15.98          $15.13          $14.03         $12.75          $11.20
  Accumulation units outstanding
  at the end of period                    679,794         741,678         784,435         897,902        619,976

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(107)

  Accumulation unit value:
    Beginning of period                    $10.70
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                    216,340


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(107)

  Accumulation unit value:
    Beginning of period                    $12.09          $10.69          $10.42          $9.63          $7.66
    End of period                          $12.47          $12.09          $10.69         $10.42          $9.63
  Accumulation units outstanding
  at the end of period                   1,215,318       1,534,293       1,689,436       1,952,718      1,371,856

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(107)

  Accumulation unit value:
    Beginning of period                    $9.48
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                    405,146

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1314)

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,290           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $20.93          $19.45          $18.16         $16.41          $11.28
    End of period                          $18.43          $20.93          $19.45         $18.16          $16.41
  Accumulation units outstanding
  at the end of period                    724,690         922,374        1,085,380       1,181,680       954,110

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $14.99
    End of period                          $11.28
  Accumulation units outstanding
  at the end of period                    329,371

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(107)

  Accumulation unit value:
    Beginning of period                    $15.46          $13.38          $13.06         $11.32          $7.89
    End of period                          $14.87          $15.46          $13.38         $13.06          $11.32
  Accumulation units outstanding
  at the end of period                    504,287         615,068         637,722         777,472        580,646

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(107)

  Accumulation unit value:
    Beginning of period                    $10.63
    End of period                          $7.89
  Accumulation units outstanding
  at the end of period                    199,123


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $6.11           $5.68           $5.64           $5.68          $5.60
    End of period                          $6.88           $6.11           $5.68           $5.64          $5.68
  Accumulation units outstanding
  at the end of period                    384,776         348,824         260,379         162,444          369

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(676)

  Accumulation unit value:
    Beginning of period                    $15.11          $15.59          $11.42         $10.00           N/A
    End of period                          $17.75          $15.11          $15.59         $11.42           N/A
  Accumulation units outstanding
  at the end of period                    631,779         854,055         826,492         205,217          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                    $13.18          $11.95          $11.07         $10.05           N/A
    End of period                          $14.34          $13.18          $11.95         $11.07           N/A
  Accumulation units outstanding
  at the end of period                    237,552         464,956         405,530         71,606           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $14.41          $12.53          $11.21          $9.67          $7.00
    End of period                          $15.06          $14.41          $12.53         $11.21          $9.67
  Accumulation units outstanding
  at the end of period                    351,402         495,842         508,440         489,848        344,494

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $9.04
    End of period                          $7.00
  Accumulation units outstanding
  at the end of period                    156,251


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $8.98           $8.71           $8.11           $7.92          $6.84
    End of period                          $9.69           $8.98           $8.71           $8.11          $7.92
  Accumulation units outstanding
  at the end of period                       -            208,213         233,802         213,640        140,865

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $8.60
    End of period                          $6.84
  Accumulation units outstanding
  at the end of period                     47,078

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    273,694           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $13.99          $13.75          $13.67         $13.32          $12.93
    End of period                          $14.89          $13.99          $13.75         $13.67          $13.32
  Accumulation units outstanding
  at the end of period                   1,258,926       1,324,656       1,219,820       1,219,668      1,100,315

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $12.32
    End of period                          $12.93
  Accumulation units outstanding
  at the end of period                    749,211

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $23.43          $20.95          $19.60         $17.64          $14.10
    End of period                          $21.36          $23.43          $20.95         $19.60          $17.64
  Accumulation units outstanding
  at the end of period                     21,559          37,311          53,470         34,264          30,842

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $16.79
    End of period                          $14.10
  Accumulation units outstanding
  at the end of period                     15,678


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(107)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.09          $12.94
    End of period                           N/A             N/A             N/A           $15.57          $15.09
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           584,907

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(107)

  Accumulation unit value:
    Beginning of period                    $13.07
    End of period                          $12.94
  Accumulation units outstanding
  at the end of period                    115,052

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.91          $12.80          $12.81         $12.46           N/A
    End of period                          $13.52          $13.91          $12.80         $12.81           N/A
  Accumulation units outstanding
  at the end of period                    680,268         721,104         704,720         878,686          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $22.05          $19.85          $19.24         $17.84          $14.57
    End of period                          $20.46          $22.05          $19.85         $19.24          $17.84
  Accumulation units outstanding
  at the end of period                    138,078         158,045         169,971         185,087        135,879

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $17.45
    End of period                          $14.57
  Accumulation units outstanding
  at the end of period                     69,950

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $8.56           $8.23           $7.47           $6.41          $4.88
    End of period                          $8.34           $8.56           $8.23           $7.47          $6.41
  Accumulation units outstanding
  at the end of period                       -            161,096         260,222         283,040        174,021

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $6.47
    End of period                          $4.88
  Accumulation units outstanding
  at the end of period                     53,866


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,555           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,597            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(109)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.23          $8.52
    End of period                           N/A             N/A             N/A           $10.40          $10.23
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           403,895

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(109)

  Accumulation unit value:
    Beginning of period                    $9.57
    End of period                          $8.52
  Accumulation units outstanding
  at the end of period                    314,250

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(113)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.93          $7.71
    End of period                           N/A             N/A             N/A           $10.10          $9.93
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            84,700

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(113)

  Accumulation unit value:
    Beginning of period                    $9.48
    End of period                          $7.71
  Accumulation units outstanding
  at the end of period                     46,327


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(109)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.09          $8.12
    End of period                           N/A             N/A             N/A           $10.28          $10.09
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            31,917

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(109)

  Accumulation unit value:
    Beginning of period                    $9.50
    End of period                          $8.12
  Accumulation units outstanding
  at the end of period                     23,019

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $10.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,186           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,848            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(113)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.33          $8.09
    End of period                           N/A             N/A             N/A           $10.54          $10.33
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           297,045

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(113)

  Accumulation unit value:
    Beginning of period                    $9.96
    End of period                          $8.09
  Accumulation units outstanding
  at the end of period                    126,761


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(107)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.10          $7.93
    End of period                           N/A             N/A             N/A           $10.27          $10.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           604,639

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(107)

  Accumulation unit value:
    Beginning of period                    $10.05
    End of period                          $7.93
  Accumulation units outstanding
  at the end of period                    275,146

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $15.04          $13.24          $12.42         $11.22          $9.00
    End of period                          $16.14          $15.04          $13.24         $12.42          $11.22
  Accumulation units outstanding
  at the end of period                   1,616,000       1,837,244       2,147,096       2,359,177       686,881

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $10.96
    End of period                          $9.00
  Accumulation units outstanding
  at the end of period                    388,307

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.14          $10.51          $10.31          $9.96           N/A
    End of period                          $11.64          $11.14          $10.51         $10.31           N/A
  Accumulation units outstanding
  at the end of period                    271,498         180,238         107,517         18,437           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $14.99          $13.35          $12.64         $11.55          $9.65
    End of period                          $16.01          $14.99          $13.35         $12.64          $11.55
  Accumulation units outstanding
  at the end of period                   2,599,570       2,871,885       3,534,392       4,030,819      2,692,625

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $9.65
  Accumulation units outstanding
  at the end of period                   1,102,927

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(690)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.83          $10.50          $9.87           N/A
    End of period                          $12.45          $11.76          $10.83         $10.50           N/A
  Accumulation units outstanding
  at the end of period                    394,135         335,350         160,409         28,880           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $14.24          $12.91          $12.35         $11.46          $9.90
    End of period                          $15.21          $14.24          $12.91         $12.35          $11.46
  Accumulation units outstanding
  at the end of period                   2,318,650       2,631,083       2,884,112       2,873,656      2,017,755

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $10.71
    End of period                          $9.90
  Accumulation units outstanding
  at the end of period                    948,266

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1005)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.99            N/A             N/A            N/A
    End of period                          $11.62          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,830           4,025            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1005)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1180)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.54           N/A             N/A            N/A
    End of period                          $11.78          $10.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,037          10,899           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1180)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.35           N/A             N/A             N/A            N/A
    End of period                          $11.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      730             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1009)

  Accumulation unit value:
    Beginning of period                    $10.57          $9.95            N/A             N/A            N/A
    End of period                          $11.10          $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,687           4,979            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(110)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.82          $8.43
    End of period                           N/A             N/A             N/A           $11.05          $10.82
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           184,169

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(110)

  Accumulation unit value:
    Beginning of period                    $10.34
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                     93,287

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $25.85          $23.14          $22.35         $20.51          $17.16
    End of period                          $27.32          $25.85          $23.14         $22.35          $20.51
  Accumulation units outstanding
  at the end of period                    550,352         520,542         565,119         560,842        364,499

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $18.49
    End of period                          $17.16
  Accumulation units outstanding
  at the end of period                    256,702


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(106)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.99          $11.88         $11.99          $12.14
    End of period                          $12.69          $12.32          $11.99         $11.88          $11.99
  Accumulation units outstanding
  at the end of period                   1,423,384        721,794         420,133         378,910        506,139

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(106)

  Accumulation unit value:
    Beginning of period                    $12.19
    End of period                          $12.14
  Accumulation units outstanding
  at the end of period                    207,572

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(233)

  Accumulation unit value:
    Beginning of period                    $20.64          $17.36          $16.33         $14.47          $10.92
    End of period                          $21.88          $20.64          $17.36         $16.33          $14.47
  Accumulation units outstanding
  at the end of period                    271,426         341,065         242,097         217,675         95,850

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(233)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $10.92
  Accumulation units outstanding
  at the end of period                     1,213


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $29.18          $26.10          $25.03         $23.17          $18.06
    End of period                          $31.58          $29.18          $26.10         $25.03          $23.17
  Accumulation units outstanding
  at the end of period                    536,793         503,770         534,017         550,947        355,609

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $22.30
    End of period                          $18.06
  Accumulation units outstanding
  at the end of period                    126,302

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $38.26          $36.44          $32.49         $28.00          $20.55
    End of period                          $44.09          $38.26          $36.44         $32.49          $28.00
  Accumulation units outstanding
  at the end of period                    255,674         269,507         308,400         350,424        237,954

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $26.19
    End of period                          $20.55
  Accumulation units outstanding
  at the end of period                     73,503


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(107)

  Accumulation unit value:
    Beginning of period                    $16.04          $13.60          $13.03         $11.50          $9.01
    End of period                          $15.90          $16.04          $13.60         $13.03          $11.50
  Accumulation units outstanding
  at the end of period                    745,418         886,200         883,089         963,135        637,132

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(107)

  Accumulation unit value:
    Beginning of period                    $11.22
    End of period                          $9.01
  Accumulation units outstanding
  at the end of period                    236,815

Accumulation Unit Values
Contract with Endorsements - 1.72%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $17.14          $14.22          $13.07         $11.43          $9.05
    End of period                          $18.49          $17.14          $14.22         $13.07          $11.43
  Accumulation units outstanding
  at the end of period                     8,007           6,281           4,735           4,050          4,760

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $11.74
    End of period                          $9.05
  Accumulation units outstanding
  at the end of period                     3,916

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(62)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.67          $11.07         $10.24          $8.01
    End of period                          $14.08          $12.37          $11.67         $11.07          $10.24
  Accumulation units outstanding
  at the end of period                     4,149           6,704           5,598           5,957          5,258

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(62)

  Accumulation unit value:
    Beginning of period                    $10.72
    End of period                          $8.01
  Accumulation units outstanding
  at the end of period                     4,285


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(48)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.37          $7.77
    End of period                           N/A             N/A             N/A            $9.16          $9.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(48)

  Accumulation unit value:
    Beginning of period                    $10.11
    End of period                          $7.77
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1011)

  Accumulation unit value:
    Beginning of period                    $15.51          $12.14           N/A             N/A            N/A
    End of period                          $12.95          $15.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,980           10,364           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1011)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(62)

  Accumulation unit value:
    Beginning of period                    $14.16          $12.59          $11.81         $11.24          $8.26
    End of period                          $15.50          $14.16          $12.59         $11.81          $11.24
  Accumulation units outstanding
  at the end of period                     1,987           1,987           2,065           3,558          3,555

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(62)

  Accumulation unit value:
    Beginning of period                    $11.21
    End of period                          $8.26
  Accumulation units outstanding
  at the end of period                     1,193

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $19.30          $18.71          $16.94         $16.41          $12.34
    End of period                          $20.95          $19.30          $18.71         $16.94          $16.41
  Accumulation units outstanding
  at the end of period                       -             3,257           3,455           9,705          9,701

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $18.12
    End of period                          $12.34
  Accumulation units outstanding
  at the end of period                     8,426


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(63)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.72           $9.30          $7.61
    End of period                           N/A             N/A            $8.83           $9.72          $9.30
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              385            365

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(63)

  Accumulation unit value:
    Beginning of period                    $10.04
    End of period                          $7.61
  Accumulation units outstanding
  at the end of period                      364

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.87          $10.04          $9.34          $8.35
    End of period                          $12.56          $11.84          $10.87         $10.04          $9.34
  Accumulation units outstanding
  at the end of period                     13,819          17,151          14,373         24,440          25,024

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $9.08
    End of period                          $8.35
  Accumulation units outstanding
  at the end of period                     15,690


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $26.34           N/A             N/A             N/A            N/A
    End of period                          $29.77           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      905             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $26.79          $26.05          $25.32         $23.07          $17.33
    End of period                          $28.89          $26.79          $26.05         $25.32          $23.07
  Accumulation units outstanding
  at the end of period                     3,456           3,472           4,168           3,497          3,510

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $19.40
    End of period                          $17.33
  Accumulation units outstanding
  at the end of period                     3,494

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.00           N/A             N/A             N/A            N/A
    End of period                          $13.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,658            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $18.78          $17.01          $16.74         $16.01          $13.08
    End of period                          $18.57          $18.78          $17.01         $16.74          $16.01
  Accumulation units outstanding
  at the end of period                     2,144           2,145           2,154           8,890          9,061

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $16.34
    End of period                          $13.08
  Accumulation units outstanding
  at the end of period                     7,071


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(58)

  Accumulation unit value:
    Beginning of period                    $22.67          $19.21          $19.06         $16.32          $11.86
    End of period                          $24.98          $22.67          $19.21         $19.06          $16.32
  Accumulation units outstanding
  at the end of period                      237             239             954            2,693          5,211

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(58)

  Accumulation unit value:
    Beginning of period                    $15.21
    End of period                          $11.86
  Accumulation units outstanding
  at the end of period                     2,704

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1114)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.95            N/A             N/A            N/A
    End of period                          $10.86          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      284            2,010            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1114)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.62          $10.90          $10.43           N/A            N/A
    End of period                          $11.64          $12.62          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,288           3,637             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $18.76          $18.23          $18.07         $17.20          $15.41
    End of period                          $19.73          $18.76          $18.23         $18.07          $17.20
  Accumulation units outstanding
  at the end of period                     2,184           3,009           3,211           2,705          7,268

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $14.27
    End of period                          $15.41
  Accumulation units outstanding
  at the end of period                     6,363

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.98           N/A             N/A            N/A
    End of period                          $12.94          $12.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      376             351             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,708            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(276)

  Accumulation unit value:
    Beginning of period                    $15.48          $11.93          $10.24          $8.50          $5.70
    End of period                          $17.04          $15.48          $11.93         $10.24          $8.50
  Accumulation units outstanding
  at the end of period                     10,534          6,922           2,364           1,266          1,266

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(276)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $23.42          $21.26          $20.37         $17.56          $13.17
    End of period                          $24.85          $23.42          $21.26         $20.37          $17.56
  Accumulation units outstanding
  at the end of period                     2,360           2,096           2,533           1,450          1,451

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $16.64
    End of period                          $13.17
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $15.43          $15.20          $15.11         $14.80          $14.88
    End of period                          $16.13          $15.43          $15.20         $15.11          $14.80
  Accumulation units outstanding
  at the end of period                     11,768          5,051           14,153         16,319          23,894

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $13.77
    End of period                          $14.88
  Accumulation units outstanding
  at the end of period                     21,709


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.48           N/A             N/A             N/A            N/A
    End of period                          $14.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,911            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(49)

  Accumulation unit value:
    Beginning of period                    $20.32          $18.04          $16.87         $13.76          $10.86
    End of period                          $19.45          $20.32          $18.04         $16.87          $13.76
  Accumulation units outstanding
  at the end of period                     10,238          10,287          10,028         15,742          17,875

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(49)

  Accumulation unit value:
    Beginning of period                    $13.20
    End of period                          $10.86
  Accumulation units outstanding
  at the end of period                     17,726


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(49)

  Accumulation unit value:
    Beginning of period                    $16.91          $14.73          $14.32         $12.62          $9.25
    End of period                          $15.49          $16.91          $14.73         $14.32          $12.62
  Accumulation units outstanding
  at the end of period                     2,429           3,692           3,704          11,301          10,614

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(49)

  Accumulation unit value:
    Beginning of period                    $12.19
    End of period                          $9.25
  Accumulation units outstanding
  at the end of period                     14,209

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.26          $11.80          $9.85          $7.54
    End of period                          $11.86          $12.42          $11.26         $11.80          $9.85
  Accumulation units outstanding
  at the end of period                     11,066          14,352          23,603         25,283          31,278

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $9.57
    End of period                          $7.54
  Accumulation units outstanding
  at the end of period                     18,439

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(57)

  Accumulation unit value:
    Beginning of period                    $11.23          $11.02          $11.01         $10.81          $10.68
    End of period                          $11.75          $11.23          $11.02         $11.01          $10.81
  Accumulation units outstanding
  at the end of period                     4,635           9,530           7,868           8,420          7,134

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(57)

  Accumulation unit value:
    Beginning of period                    $9.98
    End of period                          $10.68
  Accumulation units outstanding
  at the end of period                     6,123


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1178)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.61            N/A             N/A            N/A
    End of period                          $6.11           $5.96            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,573           5,064            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1178)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(524)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.29          $10.73         $10.10           N/A
    End of period                          $10.39          $11.48          $10.29         $10.73           N/A
  Accumulation units outstanding
  at the end of period                      708             711             714             716            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(57)

  Accumulation unit value:
    Beginning of period                    $11.17          $8.77           $9.46           $9.36          $7.57
    End of period                          $11.10          $11.17          $8.77           $9.46          $9.36
  Accumulation units outstanding
  at the end of period                     16,195          24,276          29,923         31,156          36,496

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(57)

  Accumulation unit value:
    Beginning of period                    $9.05
    End of period                          $7.57
  Accumulation units outstanding
  at the end of period                     31,707

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1093)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.27           N/A             N/A            N/A
    End of period                          $10.43          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,215           3,181            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1093)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(45)

  Accumulation unit value:
    Beginning of period                    $9.62           $8.38           $8.18           $7.47          $5.89
    End of period                          $9.81           $9.62           $8.38           $8.18          $7.47
  Accumulation units outstanding
  at the end of period                     7,968           9,886           2,917          24,272          25,347

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(45)

  Accumulation unit value:
    Beginning of period                    $7.61
    End of period                          $5.89
  Accumulation units outstanding
  at the end of period                     25,566

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $17.32          $12.58          $11.61          $9.22          $7.04
    End of period                          $18.92          $17.32          $12.58         $11.61          $9.22
  Accumulation units outstanding
  at the end of period                     15,828          24,822          24,812         26,003          26,260

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $8.55
    End of period                          $7.04
  Accumulation units outstanding
  at the end of period                     12,109

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(524)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.23          $10.62         $10.85           N/A
    End of period                          $12.40          $11.73          $11.23         $10.62           N/A
  Accumulation units outstanding
  at the end of period                     2,054           2,061           3,604           2,077           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(57)

  Accumulation unit value:
    Beginning of period                    $18.52          $15.00          $13.47         $11.47          $8.50
    End of period                          $20.10          $18.52          $15.00         $13.47          $11.47
  Accumulation units outstanding
  at the end of period                     15,468          8,604           5,387          15,029          17,770

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(57)

  Accumulation unit value:
    Beginning of period                    $9.62
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                     17,104


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(966)

  Accumulation unit value:
    Beginning of period                    $13.85          $11.86          $11.95           N/A            N/A
    End of period                          $13.81          $13.85          $11.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,850          18,277          4,189            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(966)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(775)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.53          $9.92            N/A            N/A
    End of period                          $12.69          $10.84          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,520            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(775)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(524)

  Accumulation unit value:
    Beginning of period                    $27.37          $23.05          $17.14         $13.88           N/A
    End of period                          $36.39          $27.37          $23.05         $17.14           N/A
  Accumulation units outstanding
  at the end of period                     6,281           5,369           5,336           2,447           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $13.63          $13.25          $9.82           $8.49          $7.26
    End of period                          $14.07          $13.63          $13.25          $9.82          $8.49
  Accumulation units outstanding
  at the end of period                     10,915          12,977          22,571         25,396          27,806

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $9.61
    End of period                          $7.26
  Accumulation units outstanding
  at the end of period                     12,364


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(53)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.03          $12.74         $11.20          $8.47
    End of period                          $15.97          $15.12          $14.03         $12.74          $11.20
  Accumulation units outstanding
  at the end of period                     16,283          19,925          14,763         18,857          20,063

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(53)

  Accumulation unit value:
    Beginning of period                    $10.61
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                     15,280


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(48)

  Accumulation unit value:
    Beginning of period                    $12.09          $10.68          $10.41          $9.63          $7.66
    End of period                          $12.46          $12.09          $10.68         $10.41          $9.63
  Accumulation units outstanding
  at the end of period                     17,839          19,930          20,787         22,196          22,230

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(48)

  Accumulation unit value:
    Beginning of period                    $10.05
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                     17,179

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $20.92          $19.44          $18.15         $11.31          $11.27
    End of period                          $18.41          $20.92          $19.44         $18.15          $11.31
  Accumulation units outstanding
  at the end of period                     7,795           9,419           14,506         16,420          18,918

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $14.98
    End of period                          $11.27
  Accumulation units outstanding
  at the end of period                     10,269

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(53)

  Accumulation unit value:
    Beginning of period                    $15.45          $13.38          $13.06         $11.31          $7.89
    End of period                          $14.87          $15.45          $13.38         $13.06          $11.31
  Accumulation units outstanding
  at the end of period                     8,116           8,416           4,153           5,881          5,460

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(53)

  Accumulation unit value:
    Beginning of period                    $10.48
    End of period                          $7.89
  Accumulation units outstanding
  at the end of period                     2,759


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(619)

  Accumulation unit value:
    Beginning of period                    $6.11           $5.68           $5.64           $5.07           N/A
    End of period                          $6.87           $6.11           $5.68           $5.64           N/A
  Accumulation units outstanding
  at the end of period                     2,866           2,876           2,888           2,899           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(789)

  Accumulation unit value:
    Beginning of period                    $15.11          $15.58          $12.37           N/A            N/A
    End of period                          $17.74          $15.11          $15.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,508          6,662           3,116            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $13.52          $11.76          $10.52          $9.08          $6.57
    End of period                          $14.13          $13.52          $11.76         $10.52          $9.08
  Accumulation units outstanding
  at the end of period                     10,107          8,069           9,205           6,995          2,744

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $7.21
    End of period                          $6.57
  Accumulation units outstanding
  at the end of period                      182


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $8.41           $8.16           $7.60           $7.42          $6.41
    End of period                          $9.08           $8.41           $8.16           $7.60          $7.42
  Accumulation units outstanding
  at the end of period                       -             7,821           6,468           6,471          5,679

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $7.22
    End of period                          $6.41
  Accumulation units outstanding
  at the end of period                       71

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(45)

  Accumulation unit value:
    Beginning of period                    $13.98          $13.74          $13.67         $13.31          $12.92
    End of period                          $14.87          $13.98          $13.74         $13.67          $13.31
  Accumulation units outstanding
  at the end of period                     44,309          56,755          62,565         71,688          75,168

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(45)

  Accumulation unit value:
    Beginning of period                    $12.32
    End of period                          $12.92
  Accumulation units outstanding
  at the end of period                     31,172

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(48)

  Accumulation unit value:
    Beginning of period                    $23.40          $20.93          $19.58         $17.62          $14.09
    End of period                          $21.33          $23.40          $20.93         $19.58          $17.62
  Accumulation units outstanding
  at the end of period                       -               -               -              790            793

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(48)

  Accumulation unit value:
    Beginning of period                    $17.44
    End of period                          $14.09
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(52)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.08          $12.93
    End of period                           N/A             N/A             N/A           $15.56          $15.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,397

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $12.73
    End of period                          $12.93
  Accumulation units outstanding
  at the end of period                     4,134

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.90          $12.79          $12.80         $12.45           N/A
    End of period                          $13.51          $13.90          $12.79         $12.80           N/A
  Accumulation units outstanding
  at the end of period                     2,732           8,343           9,448          10,961           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(48)

  Accumulation unit value:
    Beginning of period                    $22.03          $19.83          $19.22         $17.82          $14.56
    End of period                          $20.43          $22.03          $19.83         $19.22          $17.82
  Accumulation units outstanding
  at the end of period                     4,334           6,357           6,378           6,320          6,416

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(48)

  Accumulation unit value:
    Beginning of period                    $18.60
    End of period                          $14.56
  Accumulation units outstanding
  at the end of period                     4,480

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(62)

  Accumulation unit value:
    Beginning of period                    $8.55           $8.23           $7.47           $6.40          $4.88
    End of period                          $8.34           $8.55           $8.23           $7.47          $6.40
  Accumulation units outstanding
  at the end of period                       -              530             521             531            543

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(62)

  Accumulation unit value:
    Beginning of period                    $6.60
    End of period                          $4.88
  Accumulation units outstanding
  at the end of period                      475


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(56)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.23          $8.52
    End of period                           N/A             N/A             N/A           $10.39          $10.23
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            28,504

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(56)

  Accumulation unit value:
    Beginning of period                    $9.78
    End of period                          $8.52
  Accumulation units outstanding
  at the end of period                     25,486

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(42)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.92          $7.71
    End of period                           N/A             N/A             N/A           $10.10          $9.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            15,409

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(42)

  Accumulation unit value:
    Beginning of period                    $9.91
    End of period                          $7.71
  Accumulation units outstanding
  at the end of period                     15,850


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(75)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.09          $8.12
    End of period                           N/A             N/A             N/A           $10.28          $10.09
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(75)

  Accumulation unit value:
    Beginning of period                    $10.17
    End of period                          $8.12
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(49)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.33          $8.09
    End of period                           N/A             N/A             N/A           $10.53          $10.33
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             463

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(49)

  Accumulation unit value:
    Beginning of period                    $10.44
    End of period                          $8.09
  Accumulation units outstanding
  at the end of period                      465


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(39)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.10          $7.93
    End of period                           N/A             N/A             N/A           $10.27          $10.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            32,707

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(39)

  Accumulation unit value:
    Beginning of period                    $10.54
    End of period                          $7.93
  Accumulation units outstanding
  at the end of period                     25,731

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $15.03          $13.23          $12.41         $11.21          $8.99
    End of period                          $16.13          $15.03          $13.23         $12.41          $11.21
  Accumulation units outstanding
  at the end of period                     10,402          21,480          28,620         70,669          24,102

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $9.95
    End of period                          $8.99
  Accumulation units outstanding
  at the end of period                     9,010

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(47)

  Accumulation unit value:
    Beginning of period                    $14.97          $13.34          $12.64         $11.54          $9.64
    End of period                          $16.00          $14.97          $13.34         $12.64          $11.54
  Accumulation units outstanding
  at the end of period                     68,495          75,440          80,184         106,235         78,898

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(47)

  Accumulation unit value:
    Beginning of period                    $11.31
    End of period                          $9.64
  Accumulation units outstanding
  at the end of period                     84,863

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.11           N/A             N/A             N/A            N/A
    End of period                          $12.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,335            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(44)

  Accumulation unit value:
    Beginning of period                    $14.23          $12.90          $12.34         $11.45          $9.90
    End of period                          $15.20          $14.23          $12.90         $12.34          $11.45
  Accumulation units outstanding
  at the end of period                    108,292         108,849         122,927         134,435        136,003

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(44)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $9.90
  Accumulation units outstanding
  at the end of period                     76,395

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(52)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.81          $8.43
    End of period                           N/A             N/A             N/A           $11.04          $10.81
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,173

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(52)

  Accumulation unit value:
    Beginning of period                    $8.40
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                     5,173

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $25.82          $23.11          $22.33         $20.49          $17.15
    End of period                          $27.28          $25.82          $23.11         $22.33          $20.49
  Accumulation units outstanding
  at the end of period                     3,413           9,589           12,661         13,421          13,223

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $18.40
    End of period                          $17.15
  Accumulation units outstanding
  at the end of period                     6,028


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(52)

  Accumulation unit value:
    Beginning of period                    $12.30          $11.97          $11.85         $11.97          $12.12
    End of period                          $12.66          $12.30          $11.97         $11.85          $11.97
  Accumulation units outstanding
  at the end of period                     7,122           19,994          3,014           3,497          11,792

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(52)

  Accumulation unit value:
    Beginning of period                    $12.18
    End of period                          $12.12
  Accumulation units outstanding
  at the end of period                     6,250

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1061)

  Accumulation unit value:
    Beginning of period                    $20.63          $18.89           N/A             N/A            N/A
    End of period                          $21.87          $20.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,942            642             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $29.14          $26.08          $25.01         $23.15          $18.04
    End of period                          $31.54          $29.14          $26.08         $25.01          $23.15
  Accumulation units outstanding
  at the end of period                     8,019           3,749           3,925           7,622          7,293

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $22.60
    End of period                          $18.04
  Accumulation units outstanding
  at the end of period                     5,306

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $38.22          $36.41          $32.46         $27.98          $20.54
    End of period                          $44.03          $38.22          $36.41         $32.46          $27.98
  Accumulation units outstanding
  at the end of period                     10,633          10,217          10,768         11,245          11,065

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $24.96
    End of period                          $20.54
  Accumulation units outstanding
  at the end of period                     1,950


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                    $16.03          $13.59          $13.02         $11.50          $9.01
    End of period                          $15.89          $16.03          $13.59         $13.02          $11.50
  Accumulation units outstanding
  at the end of period                     11,989          16,153          20,091         22,093          22,638

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                    $10.96
    End of period                          $9.01
  Accumulation units outstanding
  at the end of period                     13,206

Accumulation Unit Values
Contract with Endorsements - 1.735%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1456)

  Accumulation unit value:
    Beginning of period                    $30.27           N/A             N/A             N/A            N/A
    End of period                          $28.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,998            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division(1456)

  Accumulation unit value:
    Beginning of period                    $14.01           N/A             N/A             N/A            N/A
    End of period                          $13.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,545           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1456)

  Accumulation unit value:
    Beginning of period                    $17.55           N/A             N/A             N/A            N/A
    End of period                          $17.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,893            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1456)

  Accumulation unit value:
    Beginning of period                    $14.49           N/A             N/A             N/A            N/A
    End of period                          $14.07           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,196           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1420)

  Accumulation unit value:
    Beginning of period                    $12.64           N/A             N/A             N/A            N/A
    End of period                          $11.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,546           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(1420)

  Accumulation unit value:
    Beginning of period                    $12.11           N/A             N/A             N/A            N/A
    End of period                          $11.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,328           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(1420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1420)

  Accumulation unit value:
    Beginning of period                    $20.72           N/A             N/A             N/A            N/A
    End of period                          $18.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,031           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(1420)

  Accumulation unit value:
    Beginning of period                    $15.13           N/A             N/A             N/A            N/A
    End of period                          $14.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,206           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(1420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1420)

  Accumulation unit value:
    Beginning of period                    $21.20           N/A             N/A             N/A            N/A
    End of period                          $18.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,589           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1420)

  Accumulation unit value:
    Beginning of period                    $18.79           N/A             N/A             N/A            N/A
    End of period                          $17.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     65,017           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1456)

  Accumulation unit value:
    Beginning of period                    $14.69           N/A             N/A             N/A            N/A
    End of period                          $14.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,358           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1456)

  Accumulation unit value:
    Beginning of period                    $32.30           N/A             N/A             N/A            N/A
    End of period                          $31.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,746            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A



Accumulation Unit Values
Contract with Endorsements - 1.745%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(342)

  Accumulation unit value:
    Beginning of period                    $26.71          $25.98          $25.26         $23.02          $20.40
    End of period                          $28.80          $26.71          $25.98         $25.26          $23.02
  Accumulation units outstanding
  at the end of period                       -               -               -               -             491

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1146)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.31           N/A             N/A            N/A
    End of period                          $10.86          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,242           3,936            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1146)

  Accumulation unit value:
    Beginning of period                    $15.45          $13.89           N/A             N/A            N/A
    End of period                          $17.00          $15.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,500            975             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(342)

  Accumulation unit value:
    Beginning of period                    $23.35          $21.20          $20.32         $17.53          $15.41
    End of period                          $24.77          $23.35          $21.20         $20.32          $17.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -             647

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(735)

  Accumulation unit value:
    Beginning of period                    $20.27          $18.01          $16.84         $16.82           N/A
    End of period                          $19.40          $20.27          $18.01         $16.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              749            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(735)

  Accumulation unit value:
    Beginning of period                    $12.40          $11.24          $11.78         $11.77           N/A
    End of period                          $11.84          $12.40          $11.24         $11.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,070           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(342)

  Accumulation unit value:
    Beginning of period                    $11.22          $11.01          $11.00         $10.80          $10.98
    End of period                          $11.73          $11.22          $11.01         $11.00          $10.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(735)

  Accumulation unit value:
    Beginning of period                    $5.94           $4.44           $4.48           $4.50           N/A
    End of period                          $6.09           $5.94           $4.44           $4.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             2,801           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1012)

  Accumulation unit value:
    Beginning of period                    $11.79          $9.95            N/A             N/A            N/A
    End of period                          $10.43          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,097           3,725            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1012)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(342)

  Accumulation unit value:
    Beginning of period                    $9.60           $8.36           $8.16           $7.47          $6.66
    End of period                          $9.79           $9.60           $8.36           $8.16          $7.47
  Accumulation units outstanding
  at the end of period                       -               -               -               -            1,510

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(735)

  Accumulation unit value:
    Beginning of period                    $17.28          $12.55          $11.59         $11.58           N/A
    End of period                          $18.87          $17.28          $12.55         $11.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,088           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(735)

  Accumulation unit value:
    Beginning of period                    $18.50          $14.99          $13.46         $13.36           N/A
    End of period                          $20.07          $18.50          $14.99         $13.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              943            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(924)

  Accumulation unit value:
    Beginning of period                    $13.84          $11.85          $11.56           N/A            N/A
    End of period                          $13.80          $13.84          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,831           4,924            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(924)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $12.05           N/A             N/A             N/A            N/A
    End of period                          $11.95           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,175            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(735)

  Accumulation unit value:
    Beginning of period                    $27.31          $23.01          $17.11         $17.14           N/A
    End of period                          $36.31          $27.31          $23.01         $17.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,391            735            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(735)

  Accumulation unit value:
    Beginning of period                    $13.60          $13.22          $9.80           $9.80           N/A
    End of period                          $14.03          $13.60          $13.22          $9.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,106           1,285           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(342)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.01          $12.73         $11.19          $9.54
    End of period                          $15.95          $15.10          $14.01         $12.73          $11.19
  Accumulation units outstanding
  at the end of period                       -               -             4,194            990           1,043

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(388)

  Accumulation unit value:
    Beginning of period                    $20.88          $19.40          $18.13         $16.38          $13.97
    End of period                          $18.37          $20.88          $19.40         $18.13          $16.38
  Accumulation units outstanding
  at the end of period                       -               -               -               -             707

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(388)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(342)

  Accumulation unit value:
    Beginning of period                    $15.43          $13.37          $13.05         $11.31          $9.34
    End of period                          $14.84          $15.43          $13.37         $13.05          $11.31
  Accumulation units outstanding
  at the end of period                       -               -               -              963           1,060

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(735)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.67           $5.63           $5.62           N/A
    End of period                          $6.86           $6.09           $5.67           $5.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             2,240           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(924)

  Accumulation unit value:
    Beginning of period                    $15.10          $15.58          $14.29           N/A            N/A
    End of period                          $17.73          $15.10          $15.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,982            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(924)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(342)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.72          $13.64         $13.29          $13.47
    End of period                          $14.84          $13.95          $13.72         $13.64          $13.29
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(342)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.05          $14.07
    End of period                           N/A             N/A             N/A           $15.52          $15.05
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(342)

  Accumulation unit value:
    Beginning of period                    $14.94          $13.32          $12.61         $11.52          $10.54
    End of period                          $15.96          $14.94          $13.32         $12.61          $11.52
  Accumulation units outstanding
  at the end of period                       -               -               -               -            1,877

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(342)

  Accumulation unit value:
    Beginning of period                    $14.20          $12.88          $12.32         $11.44          $10.70
    End of period                          $15.16          $14.20          $12.88         $12.32          $11.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -             941

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(1146)

  Accumulation unit value:
    Beginning of period                    $25.75          $24.21           N/A             N/A            N/A
    End of period                          $27.19          $25.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,350           1,673            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $12.50           N/A             N/A             N/A            N/A
    End of period                          $12.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,785           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1146)

  Accumulation unit value:
    Beginning of period                    $20.61          $19.17           N/A             N/A            N/A
    End of period                          $21.84          $20.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,687           2,114            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(378)

  Accumulation unit value:
    Beginning of period                    $38.11          $36.31          $32.38         $27.92          $24.89
    End of period                          $43.89          $38.11          $36.31         $32.38          $27.92
  Accumulation units outstanding
  at the end of period                       -               -               -               -             396

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $17.08          $14.18          $13.04         $11.40          $9.03
    End of period                          $18.42          $17.08          $14.18         $13.04          $11.40
  Accumulation units outstanding
  at the end of period                     49,693          45,118          43,069         36,743          19,124

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $11.67
    End of period                          $9.03
  Accumulation units outstanding
  at the end of period                     1,473

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(61)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.66          $11.06         $10.23          $8.01
    End of period                          $14.05          $12.35          $11.66         $11.06          $10.23
  Accumulation units outstanding
  at the end of period                     77,789          81,672          81,709         90,684          33,313

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(61)

  Accumulation unit value:
    Beginning of period                    $10.30
    End of period                          $8.01
  Accumulation units outstanding
  at the end of period                     1,958


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(169)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.36          $7.77
    End of period                           N/A             N/A             N/A            $9.15          $9.36
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,336

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(169)

  Accumulation unit value:
    Beginning of period                    $8.08
    End of period                          $7.77
  Accumulation units outstanding
  at the end of period                      840

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                    $15.50          $11.57          $10.26           N/A            N/A
    End of period                          $12.94          $15.50          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,046          60,306          20,676           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(126)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.57          $11.80         $11.24          $8.26
    End of period                          $15.48          $14.14          $12.57         $11.80          $11.24
  Accumulation units outstanding
  at the end of period                     38,813          49,519          59,223         57,354          30,834

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(126)

  Accumulation unit value:
    Beginning of period                    $10.42
    End of period                          $8.26
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $19.25          $18.66          $16.91         $16.39          $12.32
    End of period                          $20.89          $19.25          $18.66         $16.91          $16.39
  Accumulation units outstanding
  at the end of period                       -             31,211          29,019         25,045          14,011

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $16.93
    End of period                          $12.32
  Accumulation units outstanding
  at the end of period                      522


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(85)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.70           $9.28          $7.60
    End of period                           N/A             N/A            $8.81           $9.70          $9.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            11,202          13,281

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $10.52
    End of period                          $7.60
  Accumulation units outstanding
  at the end of period                     6,075

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(106)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.85          $10.03          $9.33          $8.35
    End of period                          $12.53          $11.81          $10.85         $10.03          $9.33
  Accumulation units outstanding
  at the end of period                     84,993          67,249          91,044         95,098          75,288

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(106)

  Accumulation unit value:
    Beginning of period                    $9.07
    End of period                          $8.35
  Accumulation units outstanding
  at the end of period                     7,283


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                    $25.02          $22.47          $22.44         $20.21           N/A
    End of period                          $29.66          $25.02          $22.47         $22.44           N/A
  Accumulation units outstanding
  at the end of period                     6,352           1,423           1,020            262            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      176             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(80)

  Accumulation unit value:
    Beginning of period                    $26.70          $25.97          $25.25         $23.01          $17.29
    End of period                          $28.78          $26.70          $25.97         $25.25          $23.01
  Accumulation units outstanding
  at the end of period                     7,298           15,807          23,848         15,471          2,460

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(80)

  Accumulation unit value:
    Beginning of period                    $23.71
    End of period                          $17.29
  Accumulation units outstanding
  at the end of period                     1,229

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $13.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,337           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $10.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,708            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                    $18.80          $17.03          $16.76         $16.04          $13.12
    End of period                          $18.58          $18.80          $17.03         $16.76          $16.04
  Accumulation units outstanding
  at the end of period                     38,541          39,866          41,130         40,577          27,990

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                    $16.24
    End of period                          $13.12
  Accumulation units outstanding
  at the end of period                       20


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(85)

  Accumulation unit value:
    Beginning of period                    $22.60          $19.15          $19.01         $16.29          $11.84
    End of period                          $24.89          $22.60          $19.15         $19.01          $16.29
  Accumulation units outstanding
  at the end of period                     17,434          13,103          12,244         20,933          5,757

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(85)

  Accumulation unit value:
    Beginning of period                    $16.72
    End of period                          $11.84
  Accumulation units outstanding
  at the end of period                     6,034

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    122,476           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,788            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.24           N/A             N/A            N/A
    End of period                          $10.86          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,983          16,839           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,510            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.61          $10.90          $10.38           N/A            N/A
    End of period                          $11.63          $12.61          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,505           18,048          13,717           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(80)

  Accumulation unit value:
    Beginning of period                    $18.69          $18.16          $18.01         $17.14          $15.37
    End of period                          $19.65          $18.69          $18.16         $18.01          $17.14
  Accumulation units outstanding
  at the end of period                     73,592          84,007          75,088         66,954          28,750

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(80)

  Accumulation unit value:
    Beginning of period                    $14.61
    End of period                          $15.37
  Accumulation units outstanding
  at the end of period                      495

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.26          $10.48           N/A            N/A
    End of period                          $12.93          $12.81          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,762          16,268          5,571            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.50          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,008          9,701            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(253)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.92          $10.23          $8.50          $6.39
    End of period                          $17.01          $15.46          $11.92         $10.23          $8.50
  Accumulation units outstanding
  at the end of period                    107,033          94,257          99,826         72,948          22,314

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(253)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(80)

  Accumulation unit value:
    Beginning of period                    $23.33          $21.19          $20.31         $17.52          $13.14
    End of period                          $24.75          $23.33          $21.19         $20.31          $17.52
  Accumulation units outstanding
  at the end of period                     12,263          7,771           10,709          9,430          9,247

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(80)

  Accumulation unit value:
    Beginning of period                    $17.15
    End of period                          $13.14
  Accumulation units outstanding
  at the end of period                     1,659

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(47)

  Accumulation unit value:
    Beginning of period                    $15.38          $15.15          $15.07         $14.76          $14.85
    End of period                          $16.07          $15.38          $15.15         $15.07          $14.76
  Accumulation units outstanding
  at the end of period                    113,581         118,920          98,744         89,442         121,086

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(47)

  Accumulation unit value:
    Beginning of period                    $13.74
    End of period                          $14.85
  Accumulation units outstanding
  at the end of period                     83,419


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                    $10.86          $8.71            N/A             N/A            N/A
    End of period                          $14.07          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,684          26,321           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(61)

  Accumulation unit value:
    Beginning of period                    $20.27          $18.00          $16.84         $13.74          $10.85
    End of period                          $19.39          $20.27          $18.00         $16.84          $13.74
  Accumulation units outstanding
  at the end of period                     71,961          81,470          92,930         80,168          55,363

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(61)

  Accumulation unit value:
    Beginning of period                    $13.04
    End of period                          $10.85
  Accumulation units outstanding
  at the end of period                     1,530


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(80)

  Accumulation unit value:
    Beginning of period                    $16.87          $14.69          $14.29         $12.60          $9.24
    End of period                          $15.44          $16.87          $14.69         $14.29          $12.60
  Accumulation units outstanding
  at the end of period                     62,816          77,052          85,105         88,872          64,746

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(80)

  Accumulation unit value:
    Beginning of period                    $12.06
    End of period                          $9.24
  Accumulation units outstanding
  at the end of period                     4,543

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1383)

  Accumulation unit value:
    Beginning of period                    $9.74            N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,063            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                    $12.40          $11.24          $11.78          $9.84          $7.54
    End of period                          $11.83          $12.40          $11.24         $11.78          $9.84
  Accumulation units outstanding
  at the end of period                    427,672         524,835         577,791         523,598        262,848

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                    $9.28
    End of period                          $7.54
  Accumulation units outstanding
  at the end of period                     17,971

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(47)

  Accumulation unit value:
    Beginning of period                    $11.21          $11.01          $11.00         $10.80          $10.67
    End of period                          $11.73          $11.21          $11.01         $11.00          $10.80
  Accumulation units outstanding
  at the end of period                    157,638         174,014         152,009         136,053         62,150

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(47)

  Accumulation unit value:
    Beginning of period                    $9.98
    End of period                          $10.67
  Accumulation units outstanding
  at the end of period                     34,856


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(516)

  Accumulation unit value:
    Beginning of period                    $5.94           $4.44           $4.48           $4.22           N/A
    End of period                          $6.09           $5.94           $4.44           $4.48           N/A
  Accumulation units outstanding
  at the end of period                     8,712           18,806          5,316           3,322           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(516)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(476)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.27          $10.71          $9.90          $9.53
    End of period                          $10.37          $11.45          $10.27         $10.71          $9.90
  Accumulation units outstanding
  at the end of period                     5,113           7,956           9,172           3,596          1,660

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(61)

  Accumulation unit value:
    Beginning of period                    $11.15          $8.76           $9.45           $9.35          $7.56
    End of period                          $11.07          $11.15          $8.76           $9.45          $9.35
  Accumulation units outstanding
  at the end of period                    580,461         721,310         734,389         597,044        289,618

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(61)

  Accumulation unit value:
    Beginning of period                    $8.96
    End of period                          $7.56
  Accumulation units outstanding
  at the end of period                     20,325

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.02           N/A             N/A            N/A
    End of period                          $10.43          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     81,169          50,906           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(126)

  Accumulation unit value:
    Beginning of period                    $9.60           $8.36           $8.16           $7.46          $5.88
    End of period                          $9.79           $9.60           $8.36           $8.16          $7.46
  Accumulation units outstanding
  at the end of period                     65,053          63,158          67,874         52,090          36,614

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(126)

  Accumulation unit value:
    Beginning of period                    $7.25
    End of period                          $5.88
  Accumulation units outstanding
  at the end of period                     12,974

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(517)

  Accumulation unit value:
    Beginning of period                    $14.51          $12.44          $11.93         $11.34           N/A
    End of period                          $11.78          $14.51          $12.44         $11.93           N/A
  Accumulation units outstanding
  at the end of period                     13,377          10,339          6,274           6,497           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(128)

  Accumulation unit value:
    Beginning of period                    $17.28          $12.55          $11.59          $9.21          $7.04
    End of period                          $18.87          $17.28          $12.55         $11.59          $9.21
  Accumulation units outstanding
  at the end of period                    430,842         504,228         574,351         500,886        227,874

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(128)

  Accumulation unit value:
    Beginning of period                    $8.55
    End of period                          $7.04
  Accumulation units outstanding
  at the end of period                     2,532

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.21          $10.60         $10.60           N/A
    End of period                          $12.37          $11.71          $11.21         $10.60           N/A
  Accumulation units outstanding
  at the end of period                     47,688          35,649          46,426         19,277           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(127)

  Accumulation unit value:
    Beginning of period                    $18.49          $14.99          $13.46         $11.46          $8.50
    End of period                          $20.06          $18.49          $14.99         $13.46          $11.46
  Accumulation units outstanding
  at the end of period                    171,106         196,432         201,177         154,945         51,227

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(127)

  Accumulation unit value:
    Beginning of period                    $10.54
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                     5,612


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                    $13.84          $11.85          $10.90          $9.73           N/A
    End of period                          $13.79          $13.84          $11.85         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   1,750,795       1,827,224       1,550,884        61,929           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.23            N/A             N/A            N/A
    End of period                          $11.95          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     61,370          90,520           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.53          $10.82          $9.84           N/A
    End of period                          $12.68          $10.84          $10.53         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     13,563          17,155          10,932          4,025           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1383)

  Accumulation unit value:
    Beginning of period                    $9.96            N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,178            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $27.31          $23.00          $17.11         $14.38           N/A
    End of period                          $36.30          $27.31          $23.00         $17.11           N/A
  Accumulation units outstanding
  at the end of period                     38,360          49,454          61,208         10,840           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $13.60          $13.22          $9.80           $8.48          $7.25
    End of period                          $14.03          $13.60          $13.22          $9.80          $8.48
  Accumulation units outstanding
  at the end of period                    440,446         539,453         643,339         582,190        289,939

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $9.66
    End of period                          $7.25
  Accumulation units outstanding
  at the end of period                     13,236


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(80)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.01          $12.73         $11.19          $8.46
    End of period                          $15.94          $15.10          $14.01         $12.73          $11.19
  Accumulation units outstanding
  at the end of period                    157,478         173,604         190,968         181,373         69,773

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(80)

  Accumulation unit value:
    Beginning of period                    $10.67
    End of period                          $8.46
  Accumulation units outstanding
  at the end of period                     7,603


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(80)

  Accumulation unit value:
    Beginning of period                    $12.07          $10.67          $10.40          $9.62          $7.66
    End of period                          $12.44          $12.07          $10.67         $10.40          $9.62
  Accumulation units outstanding
  at the end of period                    369,199         394,849         414,932         399,802        182,513

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(80)

  Accumulation unit value:
    Beginning of period                    $10.05
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                     29,162

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,437            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(127)

  Accumulation unit value:
    Beginning of period                    $20.87          $19.40          $18.12         $16.38          $11.26
    End of period                          $18.36          $20.87          $19.40         $18.12          $16.38
  Accumulation units outstanding
  at the end of period                    246,412         294,502         331,305         291,132        141,282

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(127)

  Accumulation unit value:
    Beginning of period                    $13.84
    End of period                          $11.26
  Accumulation units outstanding
  at the end of period                     4,243

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(144)

  Accumulation unit value:
    Beginning of period                    $15.43          $13.36          $13.05         $11.31          $7.89
    End of period                          $14.84          $15.43          $13.36         $13.05          $11.31
  Accumulation units outstanding
  at the end of period                    147,246         161,686         175,959         161,477         51,633

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(144)

  Accumulation unit value:
    Beginning of period                    $9.29
    End of period                          $7.89
  Accumulation units outstanding
  at the end of period                     7,372


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(521)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.67           $5.63           $5.64           N/A
    End of period                          $6.86           $6.09           $5.67           $5.63           N/A
  Accumulation units outstanding
  at the end of period                     37,804          24,452          28,501         17,079           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                    $15.10          $15.58          $11.42         $10.31           N/A
    End of period                          $17.73          $15.10          $15.58         $11.42           N/A
  Accumulation units outstanding
  at the end of period                    155,291         180,063         185,945         31,594           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                    $13.16          $11.94          $11.07         $10.14           N/A
    End of period                          $14.33          $13.16          $11.94         $11.07           N/A
  Accumulation units outstanding
  at the end of period                    173,657         152,579         156,726         11,895           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $14.38          $12.51          $11.19          $9.66          $6.99
    End of period                          $15.02          $14.38          $12.51         $11.19          $9.66
  Accumulation units outstanding
  at the end of period                     87,990         103,557         102,855         73,874          26,640

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $9.27
    End of period                          $6.99
  Accumulation units outstanding
  at the end of period                     1,933


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(167)

  Accumulation unit value:
    Beginning of period                    $8.95           $8.68           $8.09           $7.90          $6.83
    End of period                          $9.66           $8.95           $8.68           $8.09          $7.90
  Accumulation units outstanding
  at the end of period                       -             55,122          54,265         52,968          5,268

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(167)

  Accumulation unit value:
    Beginning of period                    $7.29
    End of period                          $6.83
  Accumulation units outstanding
  at the end of period                      935

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $10.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,958           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(47)

  Accumulation unit value:
    Beginning of period                    $13.94          $13.71          $13.64         $13.29          $12.90
    End of period                          $14.83          $13.94          $13.71         $13.64          $13.29
  Accumulation units outstanding
  at the end of period                    366,493         393,387         405,112         330,688        185,300

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(47)

  Accumulation unit value:
    Beginning of period                    $12.27
    End of period                          $12.90
  Accumulation units outstanding
  at the end of period                     31,909

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(299)

  Accumulation unit value:
    Beginning of period                    $23.44          $20.97          $19.62         $17.66          $13.55
    End of period                          $21.36          $23.44          $20.97         $19.62          $17.66
  Accumulation units outstanding
  at the end of period                     5,650           5,205           4,597           7,467          4,713

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(299)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(47)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.04          $12.90
    End of period                           N/A             N/A             N/A           $15.51          $15.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            62,992

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(47)

  Accumulation unit value:
    Beginning of period                    $12.82
    End of period                          $12.90
  Accumulation units outstanding
  at the end of period                     20,347

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.76          $12.77         $12.42           N/A
    End of period                          $13.47          $13.86          $12.76         $12.77           N/A
  Accumulation units outstanding
  at the end of period                     96,817         125,159         116,773         141,640          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $21.95          $19.76          $19.17         $17.77          $14.52
    End of period                          $20.35          $21.95          $19.76         $19.17          $17.77
  Accumulation units outstanding
  at the end of period                     20,615          25,751          28,037         23,747          17,136

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $17.78
    End of period                          $14.52
  Accumulation units outstanding
  at the end of period                     3,200

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(169)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.04           $7.30           $6.26          $4.88
    End of period                          $8.15           $8.36           $8.04           $7.30          $6.26
  Accumulation units outstanding
  at the end of period                       -             28,080          32,945         38,539          12,331

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(169)

  Accumulation unit value:
    Beginning of period                    $5.10
    End of period                          $4.88
  Accumulation units outstanding
  at the end of period                      442


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1459)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,222           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1459)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(74)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.22          $8.52
    End of period                           N/A             N/A             N/A           $10.39          $10.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            22,209

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(74)

  Accumulation unit value:
    Beginning of period                    $10.06
    End of period                          $8.52
  Accumulation units outstanding
  at the end of period                      745

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(395)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.92          $8.94
    End of period                           N/A             N/A             N/A           $10.09          $9.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            20,272

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(395)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(74)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08          $8.11
    End of period                           N/A             N/A             N/A           $10.27          $10.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            60,981

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(74)

  Accumulation unit value:
    Beginning of period                    $10.08
    End of period                          $8.11
  Accumulation units outstanding
  at the end of period                      744

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(315)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.31          $8.26
    End of period                           N/A             N/A             N/A           $10.51          $10.31
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            22,551

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(74)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08          $7.92
    End of period                           N/A             N/A             N/A           $10.25          $10.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           172,405

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(74)

  Accumulation unit value:
    Beginning of period                    $10.49
    End of period                          $7.92
  Accumulation units outstanding
  at the end of period                     3,516

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(146)

  Accumulation unit value:
    Beginning of period                    $14.99          $13.20          $12.38         $11.19          $8.98
    End of period                          $16.08          $14.99          $13.20         $12.38          $11.19
  Accumulation units outstanding
  at the end of period                    455,678         549,896         573,291         700,931         73,571

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(146)

  Accumulation unit value:
    Beginning of period                    $9.60
    End of period                          $8.98
  Accumulation units outstanding
  at the end of period                     2,486

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.51          $10.31         $10.04           N/A
    End of period                          $11.63          $11.13          $10.51         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     54,805          65,614          65,392            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $14.93          $13.31          $12.61         $11.52          $9.63
    End of period                          $15.95          $14.93          $13.31         $12.61          $11.52
  Accumulation units outstanding
  at the end of period                   1,029,399       1,128,670       1,143,094       1,136,452       609,510

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $11.30
    End of period                          $9.63
  Accumulation units outstanding
  at the end of period                     17,153

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.83          $10.50         $10.03           N/A
    End of period                          $12.44          $11.75          $10.83         $10.50           N/A
  Accumulation units outstanding
  at the end of period                    194,307         191,206         189,822          1,331           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(89)

  Accumulation unit value:
    Beginning of period                    $14.19          $12.88          $12.31         $11.43          $9.88
    End of period                          $15.15          $14.19          $12.88         $12.31          $11.43
  Accumulation units outstanding
  at the end of period                    775,101         789,460         821,070         535,125        448,436

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(89)

  Accumulation unit value:
    Beginning of period                    $10.97
    End of period                          $9.88
  Accumulation units outstanding
  at the end of period                     53,886

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $10.81           N/A             N/A             N/A            N/A
    End of period                          $11.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,878            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.02           N/A             N/A             N/A            N/A
    End of period                          $11.10           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      452             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(361)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.80          $9.51
    End of period                           N/A             N/A             N/A           $11.02          $10.80
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,933

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(361)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(80)

  Accumulation unit value:
    Beginning of period                    $25.73          $23.04          $22.26         $20.44          $17.11
    End of period                          $27.18          $25.73          $23.04         $22.26          $20.44
  Accumulation units outstanding
  at the end of period                    115,656         165,474         154,533         95,458          31,047

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(80)

  Accumulation unit value:
    Beginning of period                    $18.28
    End of period                          $17.11
  Accumulation units outstanding
  at the end of period                     2,071


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(81)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.92          $11.81         $11.93          $12.08
    End of period                          $12.60          $12.24          $11.92         $11.81          $11.93
  Accumulation units outstanding
  at the end of period                    163,100         107,322          90,388         208,610         21,539

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(81)

  Accumulation unit value:
    Beginning of period                    $12.15
    End of period                          $12.08
  Accumulation units outstanding
  at the end of period                     6,963

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(326)

  Accumulation unit value:
    Beginning of period                    $20.61          $17.34          $16.32         $14.47          $11.58
    End of period                          $21.84          $20.61          $17.34         $16.32          $14.47
  Accumulation units outstanding
  at the end of period                     50,829          52,530          51,206         40,228          18,679

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $29.04          $25.99          $24.93         $23.09          $18.00
    End of period                          $31.42          $29.04          $25.99         $24.93          $23.09
  Accumulation units outstanding
  at the end of period                    104,431          72,498          66,269         65,998          26,975

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $23.43
    End of period                          $18.00
  Accumulation units outstanding
  at the end of period                      705

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $38.08          $36.29          $32.37         $27.91          $20.49
    End of period                          $43.86          $38.08          $36.29         $32.37          $27.91
  Accumulation units outstanding
  at the end of period                     40,938          44,548          43,243         38,384          15,466

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $26.41
    End of period                          $20.49
  Accumulation units outstanding
  at the end of period                      192


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(74)

  Accumulation unit value:
    Beginning of period                    $16.00          $13.57          $13.01         $11.49          $9.00
    End of period                          $15.85          $16.00          $13.57         $13.01          $11.49
  Accumulation units outstanding
  at the end of period                    182,866         201,468         183,034         179,030         95,207

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(74)

  Accumulation unit value:
    Beginning of period                    $11.56
    End of period                          $9.00
  Accumulation units outstanding
  at the end of period                     15,346

Accumulation Unit Values
Contract with Endorsements - 1.76%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(635)

  Accumulation unit value:
    Beginning of period                    $17.06          $14.16          $13.02         $10.89           N/A
    End of period                          $18.40          $17.06          $14.16         $13.02           N/A
  Accumulation units outstanding
  at the end of period                     24,843          18,149          1,465             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(919)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.65          $11.15           N/A            N/A
    End of period                          $14.04          $12.35          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,749          14,854          2,376            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(919)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(935)

  Accumulation unit value:
    Beginning of period                    $15.50          $11.56          $10.65           N/A            N/A
    End of period                          $12.94          $15.50          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     59,047          75,995          1,459            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.56          $11.79          $9.73           N/A
    End of period                          $15.47          $14.13          $12.56         $11.79           N/A
  Accumulation units outstanding
  at the end of period                     5,044           7,116             31              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(1042)

  Accumulation unit value:
    Beginning of period                    $19.21          $18.77           N/A             N/A            N/A
    End of period                          $20.85          $19.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              270             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(1042)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.84          $9.80            N/A            N/A
    End of period                          $12.52          $11.80          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,123            398             233             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(958)

  Accumulation unit value:
    Beginning of period                    $24.99          $22.45          $21.98           N/A            N/A
    End of period                          $29.62          $24.99          $22.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,915           878              28             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(958)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(694)

  Accumulation unit value:
    Beginning of period                    $26.66          $25.94          $25.22         $23.34           N/A
    End of period                          $28.75          $26.66          $25.94         $25.22           N/A
  Accumulation units outstanding
  at the end of period                     1,831           1,956           1,887           1,932           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.41           N/A             N/A             N/A            N/A
    End of period                          $13.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    173,130           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.86           N/A             N/A             N/A            N/A
    End of period                          $10.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,761            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                    $18.71          $16.94          $16.68         $15.45           N/A
    End of period                          $18.49          $18.71          $16.94         $16.68           N/A
  Accumulation units outstanding
  at the end of period                     16,931          12,656          11,613          5,838           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(682)

  Accumulation unit value:
    Beginning of period                    $22.58          $19.14          $19.00         $16.34           N/A
    End of period                          $24.87          $22.58          $19.14         $19.00           N/A
  Accumulation units outstanding
  at the end of period                     11,009          10,261          4,445           3,645           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,173           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.83            N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,726            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.17           N/A             N/A            N/A
    End of period                          $10.86          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    100,103          4,553            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.83            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,462            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                    $12.61          $10.90          $10.54           N/A            N/A
    End of period                          $11.63          $12.61          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,955          33,063          2,474            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(618)

  Accumulation unit value:
    Beginning of period                    $18.66          $18.14          $17.99         $17.10           N/A
    End of period                          $19.62          $18.66          $18.14         $17.99           N/A
  Accumulation units outstanding
  at the end of period                     32,674          20,657          6,145           4,530           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(920)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.26          $11.07           N/A            N/A
    End of period                          $12.93          $12.80          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,535           7,471             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(920)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.98            N/A             N/A            N/A
    End of period                          $10.49          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,251          14,373           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(935)

  Accumulation unit value:
    Beginning of period                    $15.43          $11.90          $10.73           N/A            N/A
    End of period                          $16.97          $15.43          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,218          46,071          1,499            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(631)

  Accumulation unit value:
    Beginning of period                    $23.31          $21.17          $20.29         $16.93           N/A
    End of period                          $24.72          $23.31          $21.17         $20.29           N/A
  Accumulation units outstanding
  at the end of period                     4,184           3,139           1,335            460            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                    $15.36          $15.14          $15.05         $14.66           N/A
    End of period                          $16.05          $15.36          $15.14         $15.05           N/A
  Accumulation units outstanding
  at the end of period                     11,527          9,078           3,777           2,113           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.16            N/A             N/A            N/A
    End of period                          $14.07          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    107,879          13,706           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(635)

  Accumulation unit value:
    Beginning of period                    $20.25          $17.99          $16.82         $13.94           N/A
    End of period                          $19.37          $20.25          $17.99         $16.82           N/A
  Accumulation units outstanding
  at the end of period                     17,228          18,519          4,175           3,006           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(635)

  Accumulation unit value:
    Beginning of period                    $16.85          $14.68          $14.28         $11.94           N/A
    End of period                          $15.43          $16.85          $14.68         $14.28           N/A
  Accumulation units outstanding
  at the end of period                     1,957           3,308           2,119           1,738           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1467)

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,535            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1467)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(618)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.23          $11.77         $10.43           N/A
    End of period                          $11.82          $12.39          $11.23         $11.77           N/A
  Accumulation units outstanding
  at the end of period                    358,283         402,023         201,931         50,794           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                    $11.21          $11.00          $11.00         $10.76           N/A
    End of period                          $11.72          $11.21          $11.00         $11.00           N/A
  Accumulation units outstanding
  at the end of period                     77,431          70,231          37,556         14,405           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(829)

  Accumulation unit value:
    Beginning of period                    $5.94           $4.44           $4.13            N/A            N/A
    End of period                          $6.09           $5.94           $4.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,010          58,518           207             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(829)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.27          $9.82            N/A            N/A
    End of period                          $10.36          $11.44          $10.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                      355             558              87             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(618)

  Accumulation unit value:
    Beginning of period                    $11.14          $8.75           $9.44           $8.77           N/A
    End of period                          $11.06          $11.14          $8.75           $9.44           N/A
  Accumulation units outstanding
  at the end of period                    394,440         395,579         168,505         57,365           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.04           N/A             N/A            N/A
    End of period                          $10.43          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    213,844         158,745           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(1068)

  Accumulation unit value:
    Beginning of period                    $9.59           $8.76            N/A             N/A            N/A
    End of period                          $9.78           $9.59            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,872            763             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(829)

  Accumulation unit value:
    Beginning of period                    $14.50          $12.43          $10.98           N/A            N/A
    End of period                          $11.77          $14.50          $12.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,802           11,668          1,158            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                    $17.27          $12.54          $11.58          $9.50           N/A
    End of period                          $18.85          $17.27          $12.54         $11.58           N/A
  Accumulation units outstanding
  at the end of period                    436,534         427,515         203,483         52,508           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(682)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.20          $10.59          $9.78           N/A
    End of period                          $12.36          $11.70          $11.20         $10.59           N/A
  Accumulation units outstanding
  at the end of period                     6,690           3,614           3,946           3,890           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(618)

  Accumulation unit value:
    Beginning of period                    $18.49          $14.98          $13.45         $11.76           N/A
    End of period                          $20.05          $18.49          $14.98         $13.45           N/A
  Accumulation units outstanding
  at the end of period                     88,399          62,238          38,278         11,112           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                    $13.84          $11.85          $10.57           N/A            N/A
    End of period                          $13.79          $13.84          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,382,643       1,115,074        100,286           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1083)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.57            N/A             N/A            N/A
    End of period                          $11.95          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,097          8,116            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1083)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(734)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.53          $10.82         $10.87           N/A
    End of period                          $12.68          $10.83          $10.53         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     55,193          11,810          3,892            130            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(734)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1344)

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,648           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1344)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(663)

  Accumulation unit value:
    Beginning of period                    $27.29          $22.99          $17.10         $15.70           N/A
    End of period                          $36.27          $27.29          $22.99         $17.10           N/A
  Accumulation units outstanding
  at the end of period                     41,379          13,322          10,286           543            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(663)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(618)

  Accumulation unit value:
    Beginning of period                    $13.59          $13.21          $9.80           $8.39           N/A
    End of period                          $14.02          $13.59          $13.21          $9.80           N/A
  Accumulation units outstanding
  at the end of period                    371,929         371,351         215,801         62,710           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.90            N/A             N/A            N/A
    End of period                          $10.76          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,507          51,256           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(618)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.00          $12.73         $11.28           N/A
    End of period                          $15.93          $15.09          $14.00         $12.73           N/A
  Accumulation units outstanding
  at the end of period                     65,576          58,688          38,194         14,864           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                    $12.06          $10.67          $10.40          $9.57           N/A
    End of period                          $12.43          $12.06          $10.67         $10.40           N/A
  Accumulation units outstanding
  at the end of period                    103,287          93,311          47,867         13,712           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(618)

  Accumulation unit value:
    Beginning of period                    $20.85          $19.38          $18.11         $15.62           N/A
    End of period                          $18.35          $20.85          $19.38         $18.11           N/A
  Accumulation units outstanding
  at the end of period                    277,418         253,623         120,785         33,197           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(618)

  Accumulation unit value:
    Beginning of period                    $15.42          $13.36          $13.04         $11.28           N/A
    End of period                          $14.83          $15.42          $13.36         $13.04           N/A
  Accumulation units outstanding
  at the end of period                     71,659          84,064          34,435         11,332           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(829)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.67           $5.13            N/A            N/A
    End of period                          $6.85           $6.09           $5.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,769          2,276            674             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(693)

  Accumulation unit value:
    Beginning of period                    $15.09          $15.58          $11.42         $10.08           N/A
    End of period                          $17.72          $15.09          $15.58         $11.42           N/A
  Accumulation units outstanding
  at the end of period                    315,777         282,301          76,570          6,597           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                    $13.16          $11.94          $11.07         $10.09           N/A
    End of period                          $14.32          $13.16          $11.94         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     23,560          52,312          27,572           137            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(935)

  Accumulation unit value:
    Beginning of period                    $14.37          $12.50          $11.58           N/A            N/A
    End of period                          $15.01          $14.37          $12.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,593          13,994          3,325            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1184)

  Accumulation unit value:
    Beginning of period                    $8.95           $8.87            N/A             N/A            N/A
    End of period                          $9.66           $8.95            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              988             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1184)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,655           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(618)

  Accumulation unit value:
    Beginning of period                    $13.93          $13.70          $13.63         $13.26           N/A
    End of period                          $14.81          $13.93          $13.70         $13.63           N/A
  Accumulation units outstanding
  at the end of period                     62,612          56,040          25,683         15,016           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(935)

  Accumulation unit value:
    Beginning of period                    $23.29          $20.84          $19.54           N/A            N/A
    End of period                          $21.23          $23.29          $20.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,424           4,139            494             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.09           N/A
    End of period                           N/A             N/A             N/A           $15.50           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.75          $12.77         $12.42           N/A
    End of period                          $13.46          $13.85          $12.75         $12.77           N/A
  Accumulation units outstanding
  at the end of period                     24,954          20,705          9,834           8,672           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(959)

  Accumulation unit value:
    Beginning of period                    $8.53           $8.21           $8.22            N/A            N/A
    End of period                          $8.31           $8.53           $8.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              141              96             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(959)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,790           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,214           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17           N/A
    End of period                           N/A             N/A             N/A           $10.38           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.75           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      193             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,467            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,517            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,403           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(696)

  Accumulation unit value:
    Beginning of period                    $14.98          $13.19          $12.37         $11.45           N/A
    End of period                          $16.06          $14.98          $13.19         $12.37           N/A
  Accumulation units outstanding
  at the end of period                     46,850          37,285          14,681            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(726)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.50          $10.31         $10.29           N/A
    End of period                          $11.62          $11.13          $10.50         $10.31           N/A
  Accumulation units outstanding
  at the end of period                    132,771          63,560          62,355           739            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(726)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(650)

  Accumulation unit value:
    Beginning of period                    $14.92          $13.30          $12.60         $11.40           N/A
    End of period                          $15.93          $14.92          $13.30         $12.60           N/A
  Accumulation units outstanding
  at the end of period                    151,509         149,340          88,206          4,584           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(726)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.83          $10.50         $10.44           N/A
    End of period                          $12.43          $11.74          $10.83         $10.50           N/A
  Accumulation units outstanding
  at the end of period                    126,209          90,768         149,116           650            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(726)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(741)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.86          $12.07           N/A            N/A
    End of period                          $15.14          $14.18          $12.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                    146,306         154,159         103,797           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(741)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.89            N/A             N/A            N/A
    End of period                          $11.61          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,679           4,703            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1211)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.92           N/A             N/A            N/A
    End of period                          $11.77          $10.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,473           1,387            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1211)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.01           N/A             N/A             N/A            N/A
    End of period                          $11.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,719            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,097           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                    $25.70          $23.01          $22.24         $20.64           N/A
    End of period                          $27.14          $25.70          $23.01         $22.24           N/A
  Accumulation units outstanding
  at the end of period                     65,922          44,402          1,914            725            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(704)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.93          $11.82         $11.82           N/A
    End of period                          $12.60          $12.25          $11.93         $11.82           N/A
  Accumulation units outstanding
  at the end of period                    154,824          2,027           1,217          12,734           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(867)

  Accumulation unit value:
    Beginning of period                    $20.60          $17.33          $16.80           N/A            N/A
    End of period                          $21.82          $20.60          $17.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,375          23,182          2,266            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $29.01          $25.96          $23.87           N/A            N/A
    End of period                          $31.38          $29.01          $25.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,910          16,559          7,391            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $38.04          $36.25          $31.57           N/A            N/A
    End of period                          $43.81          $38.04          $36.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,708          11,736          5,564            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(694)

  Accumulation unit value:
    Beginning of period                    $15.99          $13.56          $13.00         $11.95           N/A
    End of period                          $15.84          $15.99          $13.56         $13.00           N/A
  Accumulation units outstanding
  at the end of period                     18,205          20,418          9,895           3,773           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.77%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1455)

  Accumulation unit value:
    Beginning of period                    $18.83           N/A             N/A             N/A            N/A
    End of period                          $18.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,859            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1456)

  Accumulation unit value:
    Beginning of period                    $12.81           N/A             N/A             N/A            N/A
    End of period                          $12.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,613           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1455)

  Accumulation unit value:
    Beginning of period                    $29.93           N/A             N/A             N/A            N/A
    End of period                          $28.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,944            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division(1456)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,295           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1455)

  Accumulation unit value:
    Beginning of period                    $10.49           N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,110           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1456)

  Accumulation unit value:
    Beginning of period                    $11.29           N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,954           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1456)

  Accumulation unit value:
    Beginning of period                    $19.67           N/A             N/A             N/A            N/A
    End of period                          $18.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,013            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(1456)

  Accumulation unit value:
    Beginning of period                    $20.91           N/A             N/A             N/A            N/A
    End of period                          $20.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,536            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1456)

  Accumulation unit value:
    Beginning of period                    $16.57           N/A             N/A             N/A            N/A
    End of period                          $15.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,512            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(1456)

  Accumulation unit value:
    Beginning of period                    $15.31           N/A             N/A             N/A            N/A
    End of period                          $14.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,295           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1455)

  Accumulation unit value:
    Beginning of period                    $15.32           N/A             N/A             N/A            N/A
    End of period                          $15.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,660            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1455)

  Accumulation unit value:
    Beginning of period                    $14.66           N/A             N/A             N/A            N/A
    End of period                          $14.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,094           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(1455)

  Accumulation unit value:
    Beginning of period                    $21.27           N/A             N/A             N/A            N/A
    End of period                          $20.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,914           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division(1456)

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,759           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(1455)

  Accumulation unit value:
    Beginning of period                    $16.22           N/A             N/A             N/A            N/A
    End of period                          $15.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,123            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(1455)

  Accumulation unit value:
    Beginning of period                    $16.40           N/A             N/A             N/A            N/A
    End of period                          $15.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,598           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.795%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $16.99          $14.11          $12.98         $11.36          $9.00
    End of period                          $18.32          $16.99          $14.11         $12.98          $11.36
  Accumulation units outstanding
  at the end of period                     28,926          5,462           4,242           1,893          7,124

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $8.55
    End of period                          $9.00
  Accumulation units outstanding
  at the end of period                     1,257

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(295)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.63          $11.05         $10.22          $8.22
    End of period                          $14.01          $12.33          $11.63         $11.05          $10.22
  Accumulation units outstanding
  at the end of period                     26,797          11,024          10,443         11,209          12,330

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(295)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(359)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.36          $8.31
    End of period                           N/A             N/A             N/A            $9.14          $9.36
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             461

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(990)

  Accumulation unit value:
    Beginning of period                    $15.49          $12.19           N/A             N/A            N/A
    End of period                          $12.93          $15.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,456          8,572            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(990)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.55          $11.78         $11.22          $8.26
    End of period                          $15.43          $14.11          $12.55         $11.78          $11.22
  Accumulation units outstanding
  at the end of period                     15,615          12,746          12,659         18,879          21,831

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $7.48
    End of period                          $8.26
  Accumulation units outstanding
  at the end of period                     1,345

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(229)

  Accumulation unit value:
    Beginning of period                    $19.14          $18.56          $16.83         $16.31          $12.28
    End of period                          $20.77          $19.14          $18.56         $16.83          $16.31
  Accumulation units outstanding
  at the end of period                       -             11,984          13,605         14,975          17,372

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(229)

  Accumulation unit value:
    Beginning of period                    $12.82
    End of period                          $12.28
  Accumulation units outstanding
  at the end of period                      465


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(302)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.67           $9.26          $7.77
    End of period                           N/A             N/A            $8.78           $9.67          $9.26
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             8,725          13,393

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(201)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.82          $10.01          $9.31          $8.34
    End of period                          $12.49          $11.78          $10.82         $10.01          $9.31
  Accumulation units outstanding
  at the end of period                     19,920          24,038          18,979         21,050          20,412

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(201)

  Accumulation unit value:
    Beginning of period                    $8.11
    End of period                          $8.34
  Accumulation units outstanding
  at the end of period                      390


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(991)

  Accumulation unit value:
    Beginning of period                    $24.89          $23.72           N/A             N/A            N/A
    End of period                          $29.49          $24.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,667             71             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(991)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(335)

  Accumulation unit value:
    Beginning of period                    $26.56          $25.85          $25.14         $22.92          $19.48
    End of period                          $28.62          $26.56          $25.85         $25.14          $22.92
  Accumulation units outstanding
  at the end of period                     6,767           4,136           4,609           6,202          4,904

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.33           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,810           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $10.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,108            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(201)

  Accumulation unit value:
    Beginning of period                    $18.64          $16.89          $16.63         $15.93          $13.02
    End of period                          $18.41          $18.64          $16.89         $16.63          $15.93
  Accumulation units outstanding
  at the end of period                     7,243           7,587           8,630           7,448          9,894

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(201)

  Accumulation unit value:
    Beginning of period                    $12.03
    End of period                          $13.02
  Accumulation units outstanding
  at the end of period                      301


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(302)

  Accumulation unit value:
    Beginning of period                    $22.50          $19.07          $18.94         $16.23          $11.11
    End of period                          $24.77          $22.50          $19.07         $18.94          $16.23
  Accumulation units outstanding
  at the end of period                     20,083          7,016           6,041          10,686          11,227

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.01           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    223,531           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      548             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.86           N/A             N/A             N/A            N/A
    End of period                          $10.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,705           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,374            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(991)

  Accumulation unit value:
    Beginning of period                    $12.60          $11.31           N/A             N/A            N/A
    End of period                          $11.62          $12.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,162           248             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(991)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(305)

  Accumulation unit value:
    Beginning of period                    $18.59          $18.08          $17.93         $17.08          $15.97
    End of period                          $19.53          $18.59          $18.08         $17.93          $17.08
  Accumulation units outstanding
  at the end of period                     12,657          12,889          14,828         17,242          18,875

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(991)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.61           N/A             N/A            N/A
    End of period                          $12.92          $12.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,354          2,259            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(991)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      381             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(303)

  Accumulation unit value:
    Beginning of period                    $15.38          $11.86          $10.19          $8.46          $5.94
    End of period                          $16.91          $15.38          $11.86         $10.19          $8.46
  Accumulation units outstanding
  at the end of period                     61,714          31,716          20,193         14,514          5,865

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(302)

  Accumulation unit value:
    Beginning of period                    $23.21          $21.09          $20.22         $17.45          $13.32
    End of period                          $24.61          $23.21          $21.09         $20.22          $17.45
  Accumulation units outstanding
  at the end of period                     1,584            835             788            3,066          3,058

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(245)

  Accumulation unit value:
    Beginning of period                    $15.30          $15.08          $15.00         $14.71          $14.80
    End of period                          $15.98          $15.30          $15.08         $15.00          $14.71
  Accumulation units outstanding
  at the end of period                     12,879          17,189          18,463         18,565          23,546

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(245)

  Accumulation unit value:
    Beginning of period                    $14.68
    End of period                          $14.80
  Accumulation units outstanding
  at the end of period                     1,945


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.54           N/A             N/A             N/A            N/A
    End of period                          $14.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,259           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(201)

  Accumulation unit value:
    Beginning of period                    $20.19          $17.94          $16.78         $13.70          $10.82
    End of period                          $19.31          $20.19          $17.94         $16.78          $13.70
  Accumulation units outstanding
  at the end of period                     10,022          11,049          13,341         13,424          8,604

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(201)

  Accumulation unit value:
    Beginning of period                    $9.74
    End of period                          $10.82
  Accumulation units outstanding
  at the end of period                     1,121


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(206)

  Accumulation unit value:
    Beginning of period                    $16.80          $14.64          $14.24         $12.57          $9.22
    End of period                          $15.38          $16.80          $14.64         $14.24          $12.57
  Accumulation units outstanding
  at the end of period                     15,306          14,567          13,407         15,420          10,754

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(206)

  Accumulation unit value:
    Beginning of period                    $8.43
    End of period                          $9.22
  Accumulation units outstanding
  at the end of period                     1,043

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1325)

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    117,386           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(206)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.21          $11.75          $9.82          $7.52
    End of period                          $11.79          $12.35          $11.21         $11.75          $9.82
  Accumulation units outstanding
  at the end of period                     61,392          82,301          95,927         85,407          65,590

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(206)

  Accumulation unit value:
    Beginning of period                    $7.07
    End of period                          $7.52
  Accumulation units outstanding
  at the end of period                      736

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(305)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.99          $10.99         $10.79          $10.73
    End of period                          $11.69          $11.19          $10.99         $10.99          $10.79
  Accumulation units outstanding
  at the end of period                     5,419           5,710           4,459           2,529           921

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(519)

  Accumulation unit value:
    Beginning of period                    $5.92           $4.43           $4.47           $4.23           N/A
    End of period                          $6.07           $5.92           $4.43           $4.47           N/A
  Accumulation units outstanding
  at the end of period                     2,176            742             746             749            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(299)

  Accumulation unit value:
    Beginning of period                    $11.11          $8.73           $9.42           $9.33          $6.66
    End of period                          $11.02          $11.11          $8.73           $9.42          $9.33
  Accumulation units outstanding
  at the end of period                     88,565         113,755         128,065         115,230         81,488

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(299)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1022)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.11           N/A             N/A            N/A
    End of period                          $10.42          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,502          4,799            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1022)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(201)

  Accumulation unit value:
    Beginning of period                    $9.57           $8.34           $8.14           $7.45          $5.87
    End of period                          $9.75           $9.57           $8.34           $8.14          $7.45
  Accumulation units outstanding
  at the end of period                     20,490          22,336          26,814         26,441          17,802

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(201)

  Accumulation unit value:
    Beginning of period                    $5.34
    End of period                          $5.88
  Accumulation units outstanding
  at the end of period                     1,692

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.40          $11.90         $10.67          $10.35
    End of period                          $11.73          $14.46          $12.40         $11.90          $10.67
  Accumulation units outstanding
  at the end of period                     1,260           1,978           6,952           2,827           268

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                    $17.22          $12.51          $11.56          $9.19          $6.38
    End of period                          $18.80          $17.22          $12.51         $11.56          $9.19
  Accumulation units outstanding
  at the end of period                    124,767          93,746          96,155         85,749          61,832

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.18          $10.57         $10.41          $10.14
    End of period                          $12.33          $11.67          $11.18         $10.57          $10.41
  Accumulation units outstanding
  at the end of period                     1,655           1,990           3,201           2,801           274

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1363)

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     93,191           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(218)

  Accumulation unit value:
    Beginning of period                    $18.45          $14.96          $13.44         $11.45          $8.49
    End of period                          $20.01          $18.45          $14.96         $13.44          $11.45
  Accumulation units outstanding
  at the end of period                     34,279          26,393          16,922         18,970          9,146

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(218)

  Accumulation unit value:
    Beginning of period                    $8.43
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                       61


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.83          $11.85          $10.90          $9.68           N/A
    End of period                          $13.77          $13.83          $11.85         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    597,406         130,847          58,212          4,613           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1022)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.23           N/A             N/A            N/A
    End of period                          $12.66          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,071           324             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1022)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(561)

  Accumulation unit value:
    Beginning of period                    $27.22          $22.94          $17.07         $14.07           N/A
    End of period                          $36.16          $27.22          $22.94         $17.07           N/A
  Accumulation units outstanding
  at the end of period                     28,239          7,243           13,345           308            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(561)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.18          $9.78           $8.46          $7.24
    End of period                          $13.98          $13.55          $13.18          $9.78          $8.46
  Accumulation units outstanding
  at the end of period                     77,424          98,416         108,435         103,380         81,020

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $7.61
    End of period                          $7.24
  Accumulation units outstanding
  at the end of period                      416


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(299)

  Accumulation unit value:
    Beginning of period                    $15.07          $13.98          $12.71         $11.18          $8.10
    End of period                          $15.90          $15.07          $13.98         $12.71          $11.18
  Accumulation units outstanding
  at the end of period                     20,661          24,343          27,464         28,909          20,800

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(299)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(299)

  Accumulation unit value:
    Beginning of period                    $12.04          $10.65          $10.39          $9.61          $7.47
    End of period                          $12.40          $12.04          $10.65         $10.39          $9.61
  Accumulation units outstanding
  at the end of period                     44,451          52,875          63,833         56,145          53,194

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(299)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(299)

  Accumulation unit value:
    Beginning of period                    $20.80          $19.34          $18.08         $16.35          $11.13
    End of period                          $18.29          $20.80          $19.34         $18.08          $16.35
  Accumulation units outstanding
  at the end of period                     41,756          52,356          61,099         59,892          45,226

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(299)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $15.39          $13.34          $13.03         $11.30          $7.88
    End of period                          $14.80          $15.39          $13.34         $13.03          $11.30
  Accumulation units outstanding
  at the end of period                     13,719          22,908          18,562         24,967          16,280

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $7.22
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                      226


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $6.07           $5.65           $5.62           $5.66          $5.43
    End of period                          $6.83           $6.07           $5.65           $5.62          $5.66
  Accumulation units outstanding
  at the end of period                     11,456          12,131          11,923          4,406           511

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                    $15.08          $15.57          $11.42         $11.13           N/A
    End of period                          $17.70          $15.08          $15.57         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     82,373          23,308          18,320          1,498           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(762)

  Accumulation unit value:
    Beginning of period                    $13.15          $11.94          $10.95           N/A            N/A
    End of period                          $14.30          $13.15          $11.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,285          25,327          2,049            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(309)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.48          $11.17          $9.65          $6.68
    End of period                          $14.98          $14.34          $12.48         $11.17          $9.65
  Accumulation units outstanding
  at the end of period                     36,680          48,539          47,115         37,346          13,183

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(326)

  Accumulation unit value:
    Beginning of period                    $8.93           $8.67           $8.09           $7.90          $7.19
    End of period                          $9.64           $8.93           $8.67           $8.09          $7.90
  Accumulation units outstanding
  at the end of period                       -             21,767          20,590         16,670          10,424

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,667           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(201)

  Accumulation unit value:
    Beginning of period                    $13.89          $13.66          $13.60         $13.25          $12.88
    End of period                          $14.76          $13.89          $13.66         $13.60          $13.25
  Accumulation units outstanding
  at the end of period                     63,150          49,611          58,309         56,607          74,816

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(201)

  Accumulation unit value:
    Beginning of period                    $12.61
    End of period                          $12.88
  Accumulation units outstanding
  at the end of period                      904

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(335)

  Accumulation unit value:
    Beginning of period                    $23.20          $20.77          $19.44         $17.51          $15.02
    End of period                          $21.13          $23.20          $20.77         $19.44          $17.51
  Accumulation units outstanding
  at the end of period                     1,385            984             778             778           2,433

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(206)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.98          $12.85
    End of period                           N/A             N/A             N/A           $15.45          $14.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            36,164

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(206)

  Accumulation unit value:
    Beginning of period                    $12.04
    End of period                          $12.85
  Accumulation units outstanding
  at the end of period                      432

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.72          $12.73         $12.39           N/A
    End of period                          $13.41          $13.81          $12.72         $12.73           N/A
  Accumulation units outstanding
  at the end of period                     51,673          47,184          46,585         42,120           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(313)

  Accumulation unit value:
    Beginning of period                    $21.84          $19.67          $19.09         $17.70          $14.56
    End of period                          $20.24          $21.84          $19.67         $19.09          $17.70
  Accumulation units outstanding
  at the end of period                     8,724           1,888           2,355           4,375          3,523

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(309)

  Accumulation unit value:
    Beginning of period                    $8.51           $8.19           $7.44           $6.39          $4.91
    End of period                          $8.29           $8.51           $8.19           $7.44          $6.39
  Accumulation units outstanding
  at the end of period                       -             2,417           2,571          14,982          15,294

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(201)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.21          $8.51
    End of period                           N/A             N/A             N/A           $10.37          $10.21
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,778

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(201)

  Accumulation unit value:
    Beginning of period                    $7.97
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                      396

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(308)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91          $7.67
    End of period                           N/A             N/A             N/A           $10.08          $9.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,592

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(298)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.07          $7.83
    End of period                           N/A             N/A             N/A           $10.26          $10.07
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,575

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(308)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.28          $7.98
    End of period                           N/A             N/A             N/A           $10.48          $10.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,759

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(295)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.06          $7.71
    End of period                           N/A             N/A             N/A           $10.22          $10.06
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            44,862

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(295)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(223)

  Accumulation unit value:
    Beginning of period                    $14.93          $13.16          $12.35         $11.16          $8.96
    End of period                          $16.01          $14.93          $13.16         $12.35          $11.16
  Accumulation units outstanding
  at the end of period                     70,658          70,773          71,209         88,597          22,785

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(223)

  Accumulation unit value:
    Beginning of period                    $8.98
    End of period                          $8.96
  Accumulation units outstanding
  at the end of period                      716

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $14.88          $13.27          $12.57         $11.49          $9.61
    End of period                          $15.88          $14.88          $13.27         $12.57          $11.49
  Accumulation units outstanding
  at the end of period                    123,727         132,446         147,633         141,102        113,034

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $8.85
    End of period                          $9.61
  Accumulation units outstanding
  at the end of period                     6,265

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $11.81           N/A             N/A             N/A            N/A
    End of period                          $12.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     94,919           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(171)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.83          $12.27         $11.41          $9.86
    End of period                          $15.09          $14.14          $12.83         $12.27          $11.41
  Accumulation units outstanding
  at the end of period                     99,945         111,661         118,687         119,978        117,753

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(171)

  Accumulation unit value:
    Beginning of period                    $9.89
    End of period                          $9.86
  Accumulation units outstanding
  at the end of period                     15,052

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.59           N/A             N/A             N/A            N/A
    End of period                          $11.09           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,774            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(218)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.77          $8.40
    End of period                           N/A             N/A             N/A           $10.99          $10.77
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,625

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(218)

  Accumulation unit value:
    Beginning of period                    $8.55
    End of period                          $8.40
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(245)

  Accumulation unit value:
    Beginning of period                    $25.60          $22.93          $22.17         $20.36          $17.05
    End of period                          $27.02          $25.60          $22.93         $22.17          $20.36
  Accumulation units outstanding
  at the end of period                     23,906          25,346          30,884         29,211          19,046

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(245)

  Accumulation unit value:
    Beginning of period                    $17.12
    End of period                          $17.05
  Accumulation units outstanding
  at the end of period                     1,620


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(201)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.88          $11.78         $11.90          $12.06
    End of period                          $12.55          $12.20          $11.88         $11.78          $11.90
  Accumulation units outstanding
  at the end of period                    112,085          2,359           3,082           9,142          8,941

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(201)

  Accumulation unit value:
    Beginning of period                    $12.08
    End of period                          $12.06
  Accumulation units outstanding
  at the end of period                     7,473

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(317)

  Accumulation unit value:
    Beginning of period                    $20.57          $17.32          $16.30         $14.46          $11.18
    End of period                          $21.78          $20.57          $17.32         $16.30          $14.46
  Accumulation units outstanding
  at the end of period                     31,864          9,359           11,076         10,841          4,316

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(295)

  Accumulation unit value:
    Beginning of period                    $28.89          $25.87          $24.83         $23.00          $17.99
    End of period                          $31.24          $28.89          $25.87         $24.83          $23.00
  Accumulation units outstanding
  at the end of period                     38,253          24,986          21,766         25,786          18,363

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(295)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(201)

  Accumulation unit value:
    Beginning of period                    $37.89          $36.12          $32.23         $27.80          $20.42
    End of period                          $43.62          $37.89          $36.12         $32.23          $27.80
  Accumulation units outstanding
  at the end of period                     17,969          14,887          13,093         15,084          10,758

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(201)

  Accumulation unit value:
    Beginning of period                    $17.85
    End of period                          $20.42
  Accumulation units outstanding
  at the end of period                      701


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(229)

  Accumulation unit value:
    Beginning of period                    $15.95          $13.53          $12.98         $11.47          $8.99
    End of period                          $15.80          $15.95          $13.53         $12.98          $11.47
  Accumulation units outstanding
  at the end of period                     34,488          39,706          42,518         44,069          33,053

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(229)

  Accumulation unit value:
    Beginning of period                    $8.93
    End of period                          $8.99
  Accumulation units outstanding
  at the end of period                     1,113


Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $16.98          $14.10          $12.97         $11.35          $8.99
    End of period                          $18.31          $16.98          $14.10         $12.97          $11.35
  Accumulation units outstanding
  at the end of period                    181,877         114,822          47,038         17,431          5,075

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $11.58
    End of period                          $8.99
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.63          $11.04         $10.22          $8.01
    End of period                          $14.01          $12.32          $11.63         $11.04          $10.22
  Accumulation units outstanding
  at the end of period                    165,447         130,046         115,451         54,147          25,241

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $10.31
    End of period                          $8.01
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(120)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.35          $7.76
    End of period                           N/A             N/A             N/A            $9.14          $9.35
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,277

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(120)

  Accumulation unit value:
    Beginning of period                    $10.05
    End of period                          $7.76
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                    $15.49          $11.56          $10.45           N/A            N/A
    End of period                          $12.93          $15.49          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                    328,185         166,714          40,142           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.54          $11.78         $11.22          $8.25
    End of period                          $15.43          $14.11          $12.54         $11.78          $11.22
  Accumulation units outstanding
  at the end of period                    161,706          71,098          47,619         23,116          16,008

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                    $9.94
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(159)

  Accumulation unit value:
    Beginning of period                    $19.13          $18.55          $16.82         $16.31          $12.27
    End of period                          $20.75          $19.13          $18.55         $16.82          $16.31
  Accumulation units outstanding
  at the end of period                       -             82,624          59,083         23,508          6,009

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(159)

  Accumulation unit value:
    Beginning of period                    $13.28
    End of period                          $12.27
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(169)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.66           $9.25          $7.58
    End of period                           N/A             N/A            $8.78           $9.66          $9.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             3,454          8,170

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(169)

  Accumulation unit value:
    Beginning of period                    $8.21
    End of period                          $7.58
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(159)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.82          $10.01          $9.31          $8.33
    End of period                          $12.48          $11.77          $10.82         $10.01          $9.31
  Accumulation units outstanding
  at the end of period                    287,543         238,856         188,160         72,323          27,514

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(159)

  Accumulation unit value:
    Beginning of period                    $8.39
    End of period                          $8.33
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(648)

  Accumulation unit value:
    Beginning of period                    $24.88          $22.35          $22.33         $19.18           N/A
    End of period                          $29.48          $24.88          $22.35         $22.33           N/A
  Accumulation units outstanding
  at the end of period                     55,693          14,614          8,831            191            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(648)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1459)

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,466            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1459)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(136)

  Accumulation unit value:
    Beginning of period                    $26.54          $25.83          $25.13         $22.91          $17.22
    End of period                          $28.60          $26.54          $25.83         $25.13          $22.91
  Accumulation units outstanding
  at the end of period                     80,304          52,762          41,539         12,208          4,518

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(136)

  Accumulation unit value:
    Beginning of period                    $20.30
    End of period                          $17.22
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    338,258           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.86            N/A             N/A             N/A            N/A
    End of period                          $10.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,006           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(154)

  Accumulation unit value:
    Beginning of period                    $18.63          $16.88          $16.63         $15.92          $13.02
    End of period                          $18.40          $18.63          $16.88         $16.63          $15.92
  Accumulation units outstanding
  at the end of period                     64,340          41,203          31,912         17,893          7,347

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(154)

  Accumulation unit value:
    Beginning of period                    $13.23
    End of period                          $13.02
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(144)

  Accumulation unit value:
    Beginning of period                    $22.49          $19.07          $18.93         $16.23          $11.80
    End of period                          $24.76          $22.49          $19.07         $18.93          $16.23
  Accumulation units outstanding
  at the end of period                    169,983          44,370          19,447         10,778          2,609

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(144)

  Accumulation unit value:
    Beginning of period                    $13.73
    End of period                          $11.80
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,667,775          N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    190,210           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.95            N/A             N/A            N/A
    End of period                          $10.85          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    420,179         146,262           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    259,066           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                    $12.60          $10.90          $9.83            N/A            N/A
    End of period                          $11.62          $12.60          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                    120,636          85,866          24,429           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(170)

  Accumulation unit value:
    Beginning of period                    $18.58          $18.07          $17.92         $17.07          $15.31
    End of period                          $19.52          $18.58          $18.07         $17.92          $17.07
  Accumulation units outstanding
  at the end of period                    259,960         261,256         106,933         48,105          16,962

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(170)

  Accumulation unit value:
    Beginning of period                    $14.39
    End of period                          $15.31
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(870)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.25          $10.99           N/A            N/A
    End of period                          $12.92          $12.79          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                    234,233         106,403          38,079           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(870)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.49          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    128,785          56,974           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(338)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.86          $10.18          $8.46          $6.46
    End of period                          $16.90          $15.37          $11.86         $10.18          $8.46
  Accumulation units outstanding
  at the end of period                    421,596         267,551          85,794         26,346          5,525

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $23.20          $21.08          $20.21         $17.44          $13.09
    End of period                          $24.60          $23.20          $21.08         $20.21          $17.44
  Accumulation units outstanding
  at the end of period                     50,331          12,928          8,573          10,189          1,909

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $16.80
    End of period                          $13.09
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(144)

  Accumulation unit value:
    Beginning of period                    $15.29          $15.07          $14.99         $14.70          $14.79
    End of period                          $15.97          $15.29          $15.07         $14.99          $14.70
  Accumulation units outstanding
  at the end of period                    105,857         104,441          50,556         35,583          26,130

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(144)

  Accumulation unit value:
    Beginning of period                    $13.94
    End of period                          $14.79
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.98            N/A             N/A            N/A
    End of period                          $14.06          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    322,728          40,693           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $20.18          $17.93          $16.78         $13.70          $10.82
    End of period                          $19.30          $20.18          $17.93         $16.78          $13.70
  Accumulation units outstanding
  at the end of period                    287,610         188,485         118,883         83,154          16,050

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $13.20
    End of period                          $10.82
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(94)

  Accumulation unit value:
    Beginning of period                    $16.79          $14.64          $14.24         $12.57          $9.22
    End of period                          $15.37          $16.79          $14.64         $14.24          $12.57
  Accumulation units outstanding
  at the end of period                    169,751         130,537          81,707         34,491          14,816

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(94)

  Accumulation unit value:
    Beginning of period                    $12.18
    End of period                          $9.22
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1314)

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     56,165           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.20          $11.75          $9.81          $7.52
    End of period                          $11.78          $12.35          $11.20         $11.75          $9.81
  Accumulation units outstanding
  at the end of period                   1,130,975       1,070,384        836,522         576,738        192,157

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                    $9.18
    End of period                          $7.52
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(154)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.99          $10.98         $10.79          $10.67
    End of period                          $11.69          $11.19          $10.99         $10.98          $10.79
  Accumulation units outstanding
  at the end of period                    340,773         254,178         171,692         136,129         46,945

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(154)

  Accumulation unit value:
    Beginning of period                    $10.25
    End of period                          $10.67
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(518)

  Accumulation unit value:
    Beginning of period                    $5.92           $4.43           $4.47           $4.28           N/A
    End of period                          $6.07           $5.92           $4.43           $4.47           N/A
  Accumulation units outstanding
  at the end of period                    268,844         143,508          21,271         10,043           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(516)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.24          $10.68          $9.98           N/A
    End of period                          $10.32          $11.41          $10.24         $10.68           N/A
  Accumulation units outstanding
  at the end of period                     19,656          15,418          10,159          3,959           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(516)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(94)

  Accumulation unit value:
    Beginning of period                    $11.11          $8.73           $9.42           $9.32          $7.55
    End of period                          $11.02          $11.11          $8.73           $9.42          $9.32
  Accumulation units outstanding
  at the end of period                   1,482,826       1,392,430       1,036,380        709,081        229,647

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(94)

  Accumulation unit value:
    Beginning of period                    $9.00
    End of period                          $7.55
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    939,309         550,216           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(136)

  Accumulation unit value:
    Beginning of period                    $9.56           $8.33           $8.14           $7.45          $5.87
    End of period                          $9.74           $9.56           $8.33           $8.14          $7.45
  Accumulation units outstanding
  at the end of period                    139,299         125,326         113,759         98,582          6,221

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(136)

  Accumulation unit value:
    Beginning of period                    $7.00
    End of period                          $5.87
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(528)

  Accumulation unit value:
    Beginning of period                    $14.45          $12.40          $11.89         $11.38           N/A
    End of period                          $11.73          $14.45          $12.40         $11.89           N/A
  Accumulation units outstanding
  at the end of period                    119,208          78,077          44,970         11,464           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                    $17.22          $12.51          $11.56          $9.19          $7.02
    End of period                          $18.79          $17.22          $12.51         $11.56          $9.19
  Accumulation units outstanding
  at the end of period                   1,572,793       1,214,985        886,912         598,495        159,404

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                    $8.22
    End of period                          $7.02
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(492)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.17          $10.57         $10.47           N/A
    End of period                          $12.32          $11.66          $11.17         $10.57           N/A
  Accumulation units outstanding
  at the end of period                    201,812         143,813          99,345         20,018           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1326)

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,965           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(154)

  Accumulation unit value:
    Beginning of period                    $18.45          $14.96          $13.44         $11.45          $8.49
    End of period                          $20.00          $18.45          $14.96         $13.44          $11.45
  Accumulation units outstanding
  at the end of period                    486,372         423,138         270,082         137,253         29,956

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(154)

  Accumulation unit value:
    Beginning of period                    $9.61
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.82          $11.85          $10.90          $9.71           N/A
    End of period                          $13.77          $13.82          $11.85         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   9,483,461       5,729,324       1,692,374        189,770          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.00           N/A             N/A            N/A
    End of period                          $11.94          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    469,021         325,754           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.52          $10.82          $9.81           N/A
    End of period                          $12.66          $10.83          $10.52         $10.82           N/A
  Accumulation units outstanding
  at the end of period                    335,992         224,099         106,515         16,498           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    110,462           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(492)

  Accumulation unit value:
    Beginning of period                    $27.20          $22.93          $17.07         $13.17           N/A
    End of period                          $36.14          $27.20          $22.93         $17.07           N/A
  Accumulation units outstanding
  at the end of period                    277,897         216,191          86,513         20,400           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(138)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.18          $9.77           $8.46          $7.24
    End of period                          $13.97          $13.55          $13.18          $9.77          $8.46
  Accumulation units outstanding
  at the end of period                   1,354,738       1,205,913        938,711         672,916        193,964

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(138)

  Accumulation unit value:
    Beginning of period                    $9.28
    End of period                          $7.24
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.51            N/A             N/A            N/A
    End of period                          $10.75          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,368          22,401           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(136)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.98          $12.71         $11.18          $8.46
    End of period                          $15.90          $15.06          $13.98         $12.71          $11.18
  Accumulation units outstanding
  at the end of period                    434,803         364,520         292,483         173,597         30,238

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(136)

  Accumulation unit value:
    Beginning of period                    $10.09
    End of period                          $8.46
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(123)

  Accumulation unit value:
    Beginning of period                    $12.04          $10.65          $10.39          $9.61          $7.66
    End of period                          $12.40          $12.04          $10.65         $10.39          $9.61
  Accumulation units outstanding
  at the end of period                    698,692         615,896         505,570         314,177         89,245

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(123)

  Accumulation unit value:
    Beginning of period                    $9.39
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,154           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(138)

  Accumulation unit value:
    Beginning of period                    $20.79          $19.34          $18.07         $16.34          $11.24
    End of period                          $18.28          $20.79          $19.34         $18.07          $16.34
  Accumulation units outstanding
  at the end of period                    681,479         633,691         470,597         337,307         93,432

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(138)

  Accumulation unit value:
    Beginning of period                    $13.47
    End of period                          $11.24
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(136)

  Accumulation unit value:
    Beginning of period                    $15.39          $13.34          $13.03         $11.30          $7.88
    End of period                          $14.80          $15.39          $13.34         $13.03          $11.30
  Accumulation units outstanding
  at the end of period                    376,262         305,135         234,526         143,303         34,562

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(136)

  Accumulation unit value:
    Beginning of period                    $9.74
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(558)

  Accumulation unit value:
    Beginning of period                    $6.07           $5.65           $5.62           $5.49           N/A
    End of period                          $6.83           $6.07           $5.65           $5.62           N/A
  Accumulation units outstanding
  at the end of period                    450,832         147,335          97,624         27,866           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $15.08          $15.57          $11.42          $9.52           N/A
    End of period                          $17.70          $15.08          $15.57         $11.42           N/A
  Accumulation units outstanding
  at the end of period                   1,563,679       1,213,286        555,854         67,277           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $13.15          $11.94          $11.07          $9.75           N/A
    End of period                          $14.30          $13.15          $11.94         $11.07           N/A
  Accumulation units outstanding
  at the end of period                    588,910         581,888         273,822         17,150           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.48          $11.17          $9.64          $6.99
    End of period                          $14.97          $14.34          $12.48         $11.17          $9.64
  Accumulation units outstanding
  at the end of period                    271,219         258,282         147,965         49,947          9,652

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $9.11
    End of period                          $6.99
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(159)

  Accumulation unit value:
    Beginning of period                    $8.93           $8.67           $8.09           $7.90          $6.83
    End of period                          $9.64           $8.93           $8.67           $8.09          $7.90
  Accumulation units outstanding
  at the end of period                       -             52,425          37,497         17,290          10,641

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(159)

  Accumulation unit value:
    Beginning of period                    $7.50
    End of period                          $6.83
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     88,682           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(123)

  Accumulation unit value:
    Beginning of period                    $13.88          $13.66          $13.59         $13.25          $12.87
    End of period                          $14.76          $13.88          $13.66         $13.59          $13.25
  Accumulation units outstanding
  at the end of period                    621,634         460,346         332,970         131,014         56,973

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(123)

  Accumulation unit value:
    Beginning of period                    $12.31
    End of period                          $12.87
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $23.19          $20.75          $19.43         $17.50          $14.01
    End of period                          $21.12          $23.19          $20.75         $19.43          $17.50
  Accumulation units outstanding
  at the end of period                     12,300          10,650          5,274           1,667           410

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $17.18
    End of period                          $14.01
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(144)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.98          $12.85
    End of period                           N/A             N/A             N/A           $15.44          $14.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            20,643

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(144)

  Accumulation unit value:
    Beginning of period                    $12.44
    End of period                          $12.85
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.71          $12.73         $12.38           N/A
    End of period                          $13.40          $13.80          $12.71         $12.73           N/A
  Accumulation units outstanding
  at the end of period                    330,750         272,071         138,839         79,322           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $21.82          $19.66          $19.08         $17.70          $14.47
    End of period                          $20.23          $21.82          $19.66         $19.08          $17.70
  Accumulation units outstanding
  at the end of period                     40,697          38,952          25,562         13,478          2,705

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $17.81
    End of period                          $14.47
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $8.51           $8.19           $7.44           $6.38          $4.87
    End of period                          $8.29           $8.51           $8.19           $7.44          $6.38
  Accumulation units outstanding
  at the end of period                       -             49,411          29,087         21,126          14,179

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $6.64
    End of period                          $4.87
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1460)

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,573           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1469)

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      609             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.21          $8.51
    End of period                           N/A             N/A             N/A           $10.37          $10.21
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            29,043

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(121)

  Accumulation unit value:
    Beginning of period                    $9.81
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(383)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91          $8.55
    End of period                           N/A             N/A             N/A           $10.08          $9.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,024

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(245)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.07          $8.11
    End of period                           N/A             N/A             N/A           $10.26          $10.07
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             354

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(245)

  Accumulation unit value:
    Beginning of period                    $8.22
    End of period                          $8.11
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,100           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,237           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.72            N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,587           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(218)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.28          $8.05
    End of period                           N/A             N/A             N/A           $10.48          $10.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,884

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(218)

  Accumulation unit value:
    Beginning of period                    $8.20
    End of period                          $8.05
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(245)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.05          $7.90
    End of period                           N/A             N/A             N/A           $10.21          $10.05
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,927

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(245)

  Accumulation unit value:
    Beginning of period                    $8.02
    End of period                          $7.90
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1469)

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      610             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(112)

  Accumulation unit value:
    Beginning of period                    $14.93          $13.15          $12.34         $11.16          $8.96
    End of period                          $16.00          $14.93          $13.15         $12.34          $11.16
  Accumulation units outstanding
  at the end of period                    727,654         496,932         379,833         326,453         5,023

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(112)

  Accumulation unit value:
    Beginning of period                    $10.80
    End of period                          $8.96
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.50          $10.31          $9.98           N/A
    End of period                          $11.61          $11.12          $10.50         $10.31           N/A
  Accumulation units outstanding
  at the end of period                    374,301         148,356         123,557         30,062           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.26          $12.57         $11.49          $9.61
    End of period                          $15.87          $14.87          $13.26         $12.57          $11.49
  Accumulation units outstanding
  at the end of period                   1,723,370       1,480,802       1,172,320        999,841        237,317

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $11.06
    End of period                          $9.61
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.82          $10.49          $9.87           N/A
    End of period                          $12.41          $11.73          $10.82         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    585,444         357,437         214,786         29,050           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(133)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.83          $12.27         $11.40          $9.86
    End of period                          $15.08          $14.13          $12.83         $12.27          $11.40
  Accumulation units outstanding
  at the end of period                   1,716,919       1,459,037        967,418         561,622        212,843

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(133)

  Accumulation unit value:
    Beginning of period                    $10.46
    End of period                          $9.86
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1020)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.14           N/A             N/A            N/A
    End of period                          $11.60          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,697          18,072           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1020)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1153)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.23           N/A             N/A            N/A
    End of period                          $11.76          $10.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,081             41             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1181)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.61           N/A             N/A            N/A
    End of period                          $11.91          $11.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,479             40             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1105)

  Accumulation unit value:
    Beginning of period                    $10.56          $9.87            N/A             N/A            N/A
    End of period                          $11.09          $10.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,771          2,275            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1469)

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      604             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.76          $8.65
    End of period                           N/A             N/A             N/A           $10.98          $10.76
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,290

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                    $25.58          $22.92          $22.16         $20.35          $17.04
    End of period                          $27.01          $25.58          $22.92         $22.16          $20.35
  Accumulation units outstanding
  at the end of period                    298,899         246,868         240,436         190,801         28,730

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                    $16.78
    End of period                          $17.04
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(121)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.88          $11.77         $11.89          $12.05
    End of period                          $12.54          $12.19          $11.88         $11.77          $11.89
  Accumulation units outstanding
  at the end of period                   1,194,503        342,848         138,552         45,325          13,133

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(121)

  Accumulation unit value:
    Beginning of period                    $12.11
    End of period                          $12.05
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(275)

  Accumulation unit value:
    Beginning of period                    $20.57          $17.32          $16.30         $14.46          $10.26
    End of period                          $21.79          $20.57          $17.32         $16.30          $14.46
  Accumulation units outstanding
  at the end of period                    222,501         176,518          74,731         24,436          3,776

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(275)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $28.87          $25.86          $24.81         $22.99          $17.93
    End of period                          $31.22          $28.87          $25.86         $24.81          $22.99
  Accumulation units outstanding
  at the end of period                    239,171         124,048          81,098         34,910          8,179

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $19.07
    End of period                          $17.93
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $37.86          $36.10          $32.21         $27.78          $20.41
    End of period                          $43.59          $37.86          $36.10         $32.21          $27.78
  Accumulation units outstanding
  at the end of period                    188,210         125,535          81,649         42,426          11,904

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $24.90
    End of period                          $20.41
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $15.95          $13.53          $12.97         $11.47          $8.99
    End of period                          $15.79          $15.95          $13.53         $12.97          $11.47
  Accumulation units outstanding
  at the end of period                    419,876         311,963         203,584         106,640         25,272

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $11.20
    End of period                          $8.99
  Accumulation units outstanding
  at the end of period                       -

Accumulation Unit Values
Contract with Endorsements - 1.81%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $16.96          $14.09          $12.96         $11.39           N/A
    End of period                          $18.28          $16.96          $14.09         $12.96           N/A
  Accumulation units outstanding
  at the end of period                    487,716         318,825          74,494         23,827           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.63          $11.04         $10.23           N/A
    End of period                          $14.00          $12.32          $11.63         $11.04           N/A
  Accumulation units outstanding
  at the end of period                    356,510         227,708         144,773         54,210           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $15.48          $11.56          $10.23           N/A            N/A
    End of period                          $12.92          $15.48          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                    553,796         777,249          56,154           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.54          $11.77         $10.84           N/A
    End of period                          $15.42          $14.10          $12.54         $11.77           N/A
  Accumulation units outstanding
  at the end of period                    154,085         108,859          83,533         32,062           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(585)

  Accumulation unit value:
    Beginning of period                    $19.11          $18.53          $16.80         $15.85           N/A
    End of period                          $20.73          $19.11          $18.53         $16.80           N/A
  Accumulation units outstanding
  at the end of period                       -             72,336          35,876         21,821           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.66           $8.94           N/A
    End of period                           N/A             N/A            $8.77           $9.66           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            15,820           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(589)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.81          $10.00          $9.27           N/A
    End of period                          $12.47          $11.77          $10.81         $10.00           N/A
  Accumulation units outstanding
  at the end of period                    562,716         474,599         224,846         80,070           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(597)

  Accumulation unit value:
    Beginning of period                    $24.85          $22.33          $22.31         $20.30           N/A
    End of period                          $29.44          $24.85          $22.33         $22.31           N/A
  Accumulation units outstanding
  at the end of period                    199,772          50,156          12,019          3,827           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,967           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(595)

  Accumulation unit value:
    Beginning of period                    $26.51          $25.80          $25.10         $24.73           N/A
    End of period                          $28.57          $26.51          $25.80         $25.10           N/A
  Accumulation units outstanding
  at the end of period                     90,588          44,624          12,702          9,327           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,737,492          N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,214           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                    $18.61          $16.87          $16.61         $15.51           N/A
    End of period                          $18.38          $18.61          $16.87         $16.61           N/A
  Accumulation units outstanding
  at the end of period                     51,997          57,770          41,370         29,981           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(573)

  Accumulation unit value:
    Beginning of period                    $22.47          $19.05          $18.92         $16.71           N/A
    End of period                          $24.73          $22.47          $19.05         $18.92           N/A
  Accumulation units outstanding
  at the end of period                    246,366         161,453          44,756         35,309           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,601,510          N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    285,052           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.95            N/A             N/A            N/A
    End of period                          $10.85          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    954,738         373,260           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    311,287           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.60          $10.90          $10.08           N/A            N/A
    End of period                          $11.61          $12.60          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                    360,868         348,028          55,311           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(391)

  Accumulation unit value:
    Beginning of period                    $18.56          $18.05          $17.91         $17.06          $16.11
    End of period                          $19.50          $18.56          $18.05         $17.91          $17.06
  Accumulation units outstanding
  at the end of period                    825,959         554,317         281,312         61,617            -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(391)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.25          $10.16           N/A            N/A
    End of period                          $12.91          $12.79          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                    338,494         341,957         109,634           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.49          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    304,238          77,090           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(480)

  Accumulation unit value:
    Beginning of period                    $15.36          $11.85          $10.18          $8.46          $8.18
    End of period                          $16.89          $15.36          $11.85         $10.18          $8.46
  Accumulation units outstanding
  at the end of period                   1,401,831       1,239,074        357,534         89,448          35,219

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $23.17          $21.06          $20.19         $17.99           N/A
    End of period                          $24.57          $23.17          $21.06         $20.19           N/A
  Accumulation units outstanding
  at the end of period                    109,305          55,391          35,648         13,125           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(391)

  Accumulation unit value:
    Beginning of period                    $15.27          $15.06          $14.98         $14.69          $14.31
    End of period                          $15.95          $15.27          $15.06         $14.98          $14.69
  Accumulation units outstanding
  at the end of period                    355,834         197,294         131,995         35,365            -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(391)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.07           N/A             N/A            N/A
    End of period                          $14.06          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,287,203        294,630           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(480)

  Accumulation unit value:
    Beginning of period                    $20.16          $17.92          $16.77         $13.69          $13.52
    End of period                          $19.28          $20.16          $17.92         $16.77          $13.69
  Accumulation units outstanding
  at the end of period                    374,198         365,991         241,719         103,143         21,321

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(584)

  Accumulation unit value:
    Beginning of period                    $16.78          $14.62          $14.23         $12.21           N/A
    End of period                          $15.35          $16.78          $14.62         $14.23           N/A
  Accumulation units outstanding
  at the end of period                    192,167         203,659         180,359         57,663           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1319)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    274,214           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                    $12.34          $11.20          $11.74          $9.81          $9.21
    End of period                          $11.77          $12.34          $11.20         $11.74          $9.81
  Accumulation units outstanding
  at the end of period                   3,160,530       3,038,955       1,724,466        784,939         11,533

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(391)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.98          $10.98         $10.79          $10.51
    End of period                          $11.68          $11.18          $10.98         $10.98          $10.79
  Accumulation units outstanding
  at the end of period                   1,243,180       1,014,622        479,514         155,531           -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(391)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(591)

  Accumulation unit value:
    Beginning of period                    $5.92           $4.43           $4.46           $3.93           N/A
    End of period                          $6.06           $5.92           $4.43           $4.46           N/A
  Accumulation units outstanding
  at the end of period                    768,289         596,897          67,583         22,914           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(586)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.23          $10.67          $9.74           N/A
    End of period                          $10.31          $11.40          $10.23         $10.67           N/A
  Accumulation units outstanding
  at the end of period                    145,047         268,541         124,212         35,115           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(468)

  Accumulation unit value:
    Beginning of period                    $11.10          $8.72           $9.42           $9.32          $8.66
    End of period                          $11.01          $11.10          $8.72           $9.42          $9.32
  Accumulation units outstanding
  at the end of period                   3,605,712       3,650,411       1,942,640        928,368         12,271

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,098,202       1,808,884          N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(586)

  Accumulation unit value:
    Beginning of period                    $9.56           $8.33           $8.13           $7.45           N/A
    End of period                          $9.74           $9.56           $8.33           $8.13           N/A
  Accumulation units outstanding
  at the end of period                    457,029         356,679         249,548         198,084          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(603)

  Accumulation unit value:
    Beginning of period                    $14.44          $12.39          $11.89         $10.76           N/A
    End of period                          $11.72          $14.44          $12.39         $11.89           N/A
  Accumulation units outstanding
  at the end of period                    309,325         270,249         147,548         18,573           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(468)

  Accumulation unit value:
    Beginning of period                    $17.20          $12.50          $11.55          $9.18          $8.88
    End of period                          $18.77          $17.20          $12.50         $11.55          $9.18
  Accumulation units outstanding
  at the end of period                   3,935,922       3,623,547       1,782,689        754,574         11,965

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(586)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.17          $10.57         $10.49           N/A
    End of period                          $12.31          $11.65          $11.17         $10.57           N/A
  Accumulation units outstanding
  at the end of period                    442,838         361,994         232,727         51,824           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    110,191           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                    $18.44          $14.95          $13.44         $11.63           N/A
    End of period                          $19.99          $18.44          $14.95         $13.44           N/A
  Accumulation units outstanding
  at the end of period                   1,601,079       1,399,724        669,543         220,637          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                    $13.82          $11.84          $10.90          $9.87           N/A
    End of period                          $13.77          $13.82          $11.84         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   22,670,111      18,234,102      4,836,090        666,960          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.04           N/A             N/A            N/A
    End of period                          $11.94          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,410,672        527,351           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.52          $10.82          $9.85           N/A
    End of period                          $12.66          $10.82          $10.52         $10.82           N/A
  Accumulation units outstanding
  at the end of period                    644,104         395,091         133,652         23,717           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1311)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    358,405           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(586)

  Accumulation unit value:
    Beginning of period                    $27.18          $22.91          $17.06         $14.18           N/A
    End of period                          $36.11          $27.18          $22.91         $17.06           N/A
  Accumulation units outstanding
  at the end of period                    812,381         684,734         245,137         49,829           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(468)

  Accumulation unit value:
    Beginning of period                    $13.54          $13.17          $9.77           $8.45          $8.15
    End of period                          $13.96          $13.54          $13.17          $9.77          $8.45
  Accumulation units outstanding
  at the end of period                   3,275,982       3,155,445       1,799,922        806,182         13,035

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.67            N/A             N/A            N/A
    End of period                          $10.75          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    113,212          69,450           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(573)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.98          $12.71         $11.32           N/A
    End of period                          $15.89          $15.06          $13.98         $12.71           N/A
  Accumulation units outstanding
  at the end of period                   1,348,549       1,188,593        632,503         275,899          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                    $12.03          $10.65          $10.39          $9.59           N/A
    End of period                          $12.39          $12.03          $10.65         $10.39           N/A
  Accumulation units outstanding
  at the end of period                   2,164,874       2,087,742       1,216,227        570,006          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1307)

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    142,643           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(468)

  Accumulation unit value:
    Beginning of period                    $20.78          $19.32          $18.06         $16.34          $16.42
    End of period                          $18.27          $20.78          $19.32         $18.06          $16.34
  Accumulation units outstanding
  at the end of period                   1,759,537       1,731,247        939,340         411,170         6,470

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(480)

  Accumulation unit value:
    Beginning of period                    $15.38          $13.33          $13.02         $11.29          $11.13
    End of period                          $14.79          $15.38          $13.33         $13.02          $11.29
  Accumulation units outstanding
  at the end of period                   1,323,911       1,174,374        593,205         271,639         25,892

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                    $6.06           $5.65           $5.61           $5.25           N/A
    End of period                          $6.82           $6.06           $5.65           $5.61           N/A
  Accumulation units outstanding
  at the end of period                    757,618         505,119         398,216         60,636           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(682)

  Accumulation unit value:
    Beginning of period                    $15.08          $15.57          $11.42          $9.62           N/A
    End of period                          $17.69          $15.08          $15.57         $11.42           N/A
  Accumulation units outstanding
  at the end of period                   4,632,708       4,554,541       1,443,727        148,436          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $13.15          $11.93          $11.07         $10.11           N/A
    End of period                          $14.30          $13.15          $11.93         $11.07           N/A
  Accumulation units outstanding
  at the end of period                   1,732,989       1,678,228        767,048         132,420          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $14.33          $12.48          $11.17          $9.76           N/A
    End of period                          $14.96          $14.33          $12.48         $11.17           N/A
  Accumulation units outstanding
  at the end of period                    742,715         581,226         190,574         101,257          N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(568)

  Accumulation unit value:
    Beginning of period                    $8.93           $8.67           $8.08           $7.99           N/A
    End of period                          $9.63           $8.93           $8.67           $8.08           N/A
  Accumulation units outstanding
  at the end of period                       -            135,993          97,314         14,906           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    334,811           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(573)

  Accumulation unit value:
    Beginning of period                    $13.87          $13.65          $13.58         $13.10           N/A
    End of period                          $14.74          $13.87          $13.65         $13.58           N/A
  Accumulation units outstanding
  at the end of period                   1,550,567       1,260,877        584,172         183,256          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(592)

  Accumulation unit value:
    Beginning of period                    $23.16          $20.73          $19.41         $17.60           N/A
    End of period                          $21.09          $23.16          $20.73         $19.41           N/A
  Accumulation units outstanding
  at the end of period                     31,681          27,269          7,065           2,808           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(391)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.96          $13.59
    End of period                           N/A             N/A             N/A           $15.43          $14.96
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(391)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.79          $12.70          $12.72         $12.38           N/A
    End of period                          $13.39          $13.79          $12.70         $12.72           N/A
  Accumulation units outstanding
  at the end of period                   1,171,250       1,117,198        302,217         437,024          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(573)

  Accumulation unit value:
    Beginning of period                    $21.80          $19.64          $19.06         $17.69           N/A
    End of period                          $20.20          $21.80          $19.64         $19.06           N/A
  Accumulation units outstanding
  at the end of period                     51,879          23,376          12,705          4,004           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(590)

  Accumulation unit value:
    Beginning of period                    $8.50           $8.19           $7.43           $6.66           N/A
    End of period                          $8.28           $8.50           $8.19           $7.43           N/A
  Accumulation units outstanding
  at the end of period                       -             78,657          71,340         34,355           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1457)

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    209,536           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1457)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     95,748           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(579)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.01           N/A
    End of period                           N/A             N/A             N/A           $10.36           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(579)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17           N/A
    End of period                           N/A             N/A             N/A           $10.08           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.25           N/A
    End of period                           N/A             N/A             N/A           $10.26           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,348           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,306           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    133,342           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1459)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,012            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1459)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.03           N/A
    End of period                           N/A             N/A             N/A           $10.47           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.73           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    106,733           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(586)

  Accumulation unit value:
    Beginning of period                    $14.91          $13.14          $12.33         $11.17           N/A
    End of period                          $15.99          $14.91          $13.14         $12.33           N/A
  Accumulation units outstanding
  at the end of period                    962,126         608,912         386,736         244,263          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.50          $10.31          $9.94           N/A
    End of period                          $11.61          $11.12          $10.50         $10.31           N/A
  Accumulation units outstanding
  at the end of period                    987,670         881,720         530,025         129,487          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(580)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.25          $12.56         $11.15           N/A
    End of period                          $15.86          $14.86          $13.25         $12.56           N/A
  Accumulation units outstanding
  at the end of period                   2,156,181       1,781,184        911,546         554,010          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(695)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.82          $10.49         $10.03           N/A
    End of period                          $12.41          $11.73          $10.82         $10.49           N/A
  Accumulation units outstanding
  at the end of period                   2,536,443       2,050,434        660,856         74,893           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(579)

  Accumulation unit value:
    Beginning of period                    $14.12          $12.82          $12.26         $11.14           N/A
    End of period                          $15.06          $14.12          $12.82         $12.26           N/A
  Accumulation units outstanding
  at the end of period                   3,844,784       3,234,407       1,572,196        610,776          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(579)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1014)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.08           N/A             N/A            N/A
    End of period                          $11.59          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,861          40,989           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1014)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.51           N/A             N/A            N/A
    End of period                          $11.76          $10.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,269          12,101           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1062)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.42           N/A             N/A            N/A
    End of period                          $11.90          $11.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,869           337             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                    $10.56          $9.96            N/A             N/A            N/A
    End of period                          $11.08          $10.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    123,073          38,606           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     97,158           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.60           N/A
    End of period                           N/A             N/A             N/A           $10.98           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                    $25.55          $22.89          $22.14         $20.10           N/A
    End of period                          $26.97          $25.55          $22.89         $22.14           N/A
  Accumulation units outstanding
  at the end of period                    497,603         370,779         227,117         88,071           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.86          $11.76         $11.82           N/A
    End of period                          $12.53          $12.18          $11.86         $11.76           N/A
  Accumulation units outstanding
  at the end of period                   1,846,976        846,464         469,721         152,752          N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                    $20.55          $17.31          $16.29         $14.35           N/A
    End of period                          $21.77          $20.55          $17.31         $16.29           N/A
  Accumulation units outstanding
  at the end of period                    490,510         471,954         122,775         49,254           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $28.84          $25.83          $24.79         $22.84           N/A
    End of period                          $31.19          $28.84          $25.83         $24.79           N/A
  Accumulation units outstanding
  at the end of period                    434,205         288,652         177,361         70,116           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(480)

  Accumulation unit value:
    Beginning of period                    $37.82          $36.06          $32.18         $27.76          $27.38
    End of period                          $43.53          $37.82          $36.06         $32.18          $27.76
  Accumulation units outstanding
  at the end of period                    372,311         241,190         154,147         55,816          10,526

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(573)

  Accumulation unit value:
    Beginning of period                    $15.94          $13.52          $12.97         $11.54           N/A
    End of period                          $15.78          $15.94          $13.52         $12.97           N/A
  Accumulation units outstanding
  at the end of period                    745,446         578,267         357,583         143,739          N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.82%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.94          $14.07          $12.95         $11.33          $8.98
    End of period                          $18.26          $16.94          $14.07         $12.95          $11.33
  Accumulation units outstanding
  at the end of period                     2,773           2,812           2,637           1,795          12,828

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $11.71
    End of period                          $8.98
  Accumulation units outstanding
  at the end of period                     12,303

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.62          $11.04         $10.22          $8.00
    End of period                          $13.99          $12.31          $11.62         $11.04          $10.22
  Accumulation units outstanding
  at the end of period                     7,182           5,723           1,266           1,469          1,264

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.19
    End of period                          $8.00
  Accumulation units outstanding
  at the end of period                     1,059


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.37          $7.78
    End of period                           N/A             N/A             N/A            $9.15          $9.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             242

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(118)

  Accumulation unit value:
    Beginning of period                    $10.34
    End of period                          $7.78
  Accumulation units outstanding
  at the end of period                      244

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1076)

  Accumulation unit value:
    Beginning of period                    $15.48          $12.22           N/A             N/A            N/A
    End of period                          $12.92          $15.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,477           1,006            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $14.09          $12.53          $11.77         $11.22          $8.25
    End of period                          $15.41          $14.09          $12.53         $11.77          $11.22
  Accumulation units outstanding
  at the end of period                     6,742           8,399           9,107           9,382          7,834

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.00
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                     4,909

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $19.09          $18.52          $16.79         $16.28          $12.25
    End of period                          $20.71          $19.09          $18.52         $16.79          $16.28
  Accumulation units outstanding
  at the end of period                       -             5,890           6,939           7,385          7,873

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $17.04
    End of period                          $12.25
  Accumulation units outstanding
  at the end of period                     7,812


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.83          $10.02          $9.33          $8.35
    End of period                          $12.49          $11.79          $10.83         $10.02          $9.33
  Accumulation units outstanding
  at the end of period                     1,527           1,518           1,739           1,750          1,454

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $9.10
    End of period                          $8.35
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $30.21           N/A             N/A             N/A            N/A
    End of period                          $29.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      620             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $26.48          $25.78          $25.08         $22.87          $17.19
    End of period                          $28.53          $26.48          $25.78         $25.08          $22.87
  Accumulation units outstanding
  at the end of period                     1,419            706             707             707            707

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $21.78
    End of period                          $17.19
  Accumulation units outstanding
  at the end of period                      509

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.84           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,586            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $18.63          $16.89          $16.63         $15.93          $13.03
    End of period                          $18.40          $18.63          $16.89         $16.63          $15.93
  Accumulation units outstanding
  at the end of period                     1,832           1,805           1,909           1,933          1,881

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $16.41
    End of period                          $13.03
  Accumulation units outstanding
  at the end of period                       36


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $22.59          $19.16          $19.03         $16.31          $11.86
    End of period                          $24.86          $22.59          $19.16         $19.03          $16.31
  Accumulation units outstanding
  at the end of period                      416             429             490             497            987

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $16.19
    End of period                          $11.86
  Accumulation units outstanding
  at the end of period                       23

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,941            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,597            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $11.26           N/A             N/A             N/A            N/A
    End of period                          $10.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,975            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,432            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(965)

  Accumulation unit value:
    Beginning of period                    $12.60          $10.90          $11.14           N/A            N/A
    End of period                          $11.61          $12.60          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                      713             618             738             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(965)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(163)

  Accumulation unit value:
    Beginning of period                    $18.53          $18.03          $17.89         $17.04          $15.29
    End of period                          $19.47          $18.53          $18.03         $17.89          $17.04
  Accumulation units outstanding
  at the end of period                     1,980           2,172           2,657           1,603          2,339

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(163)

  Accumulation unit value:
    Beginning of period                    $14.37
    End of period                          $15.29
  Accumulation units outstanding
  at the end of period                     1,302

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(965)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.25          $11.29           N/A            N/A
    End of period                          $12.91          $12.79          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                      903             854             728             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(965)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(308)

  Accumulation unit value:
    Beginning of period                    $15.35          $11.84          $10.17          $8.45          $5.88
    End of period                          $16.87          $15.35          $11.84         $10.17          $8.45
  Accumulation units outstanding
  at the end of period                     1,202           2,595           2,602           2,469          2,477

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $24.87           N/A             N/A             N/A            N/A
    End of period                          $24.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       95             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(163)

  Accumulation unit value:
    Beginning of period                    $15.25          $15.04          $14.97         $14.68          $14.77
    End of period                          $15.93          $15.25          $15.04         $14.97          $14.68
  Accumulation units outstanding
  at the end of period                     2,675           2,862           6,819           6,680          6,754

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(163)

  Accumulation unit value:
    Beginning of period                    $14.33
    End of period                          $14.77
  Accumulation units outstanding
  at the end of period                     6,721


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.31           N/A             N/A             N/A            N/A
    End of period                          $14.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,313            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $20.14          $17.90          $16.76         $13.68          $10.81
    End of period                          $19.26          $20.14          $17.90         $16.76          $13.68
  Accumulation units outstanding
  at the end of period                     8,573           10,191          14,300         13,722          13,879

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $13.24
    End of period                          $10.81
  Accumulation units outstanding
  at the end of period                     7,851


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $16.76          $14.61          $14.22         $12.55          $9.21
    End of period                          $15.34          $16.76          $14.61         $14.22          $12.55
  Accumulation units outstanding
  at the end of period                     9,680           11,257          11,833         16,659          16,746

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $12.04
    End of period                          $9.21
  Accumulation units outstanding
  at the end of period                     8,993

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(175)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.19          $11.74          $9.80          $7.52
    End of period                          $11.76          $12.33          $11.19         $11.74          $9.80
  Accumulation units outstanding
  at the end of period                     8,138           8,742           9,149           9,471          4,439

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(175)

  Accumulation unit value:
    Beginning of period                    $8.28
    End of period                          $7.52
  Accumulation units outstanding
  at the end of period                     1,707

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(163)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.98          $10.98         $10.79          $10.67
    End of period                          $11.68          $11.17          $10.98         $10.98          $10.79
  Accumulation units outstanding
  at the end of period                     6,306           6,295           7,396           8,137          4,675

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(163)

  Accumulation unit value:
    Beginning of period                    $10.37
    End of period                          $10.67
  Accumulation units outstanding
  at the end of period                     2,556


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $6.56            N/A             N/A             N/A            N/A
    End of period                          $6.05            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,290            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $11.09          $8.72           $9.41           $9.32          $7.54
    End of period                          $11.00          $11.09          $8.72           $9.41          $9.32
  Accumulation units outstanding
  at the end of period                     11,828          14,192          15,360         14,895          6,841

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $9.29
    End of period                          $7.54
  Accumulation units outstanding
  at the end of period                     2,041

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1149)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.87           N/A             N/A            N/A
    End of period                          $10.41          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      326             342             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1149)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.55           $8.32           $8.13           $7.44          $5.87
    End of period                          $9.73           $9.55           $8.32           $8.13          $7.44
  Accumulation units outstanding
  at the end of period                     4,962           4,990           6,299           5,965          5,973

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $7.50
    End of period                          $5.87
  Accumulation units outstanding
  at the end of period                     4,201

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(175)

  Accumulation unit value:
    Beginning of period                    $17.19          $12.49          $11.55          $9.18          $7.02
    End of period                          $18.76          $17.19          $12.49         $11.55          $9.18
  Accumulation units outstanding
  at the end of period                     4,062           4,965           5,740           6,759          1,549

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(175)

  Accumulation unit value:
    Beginning of period                    $7.79
    End of period                          $7.02
  Accumulation units outstanding
  at the end of period                      264

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(965)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.16          $10.98           N/A            N/A
    End of period                          $12.30          $11.64          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              624             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(965)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(179)

  Accumulation unit value:
    Beginning of period                    $18.43          $14.95          $13.43         $11.45          $8.49
    End of period                          $19.98          $18.43          $14.95         $13.43          $11.45
  Accumulation units outstanding
  at the end of period                     12,320          11,932          11,608         11,484          4,668

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(179)

  Accumulation unit value:
    Beginning of period                    $8.70
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                     1,308


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(708)

  Accumulation unit value:
    Beginning of period                    $13.82          $11.84          $10.90         $10.47           N/A
    End of period                          $13.76          $13.82          $11.84         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     53,987          55,394          23,111          5,288           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1076)

  Accumulation unit value:
    Beginning of period                    $27.16          $24.45           N/A             N/A            N/A
    End of period                          $36.07          $27.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      500             251             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(175)

  Accumulation unit value:
    Beginning of period                    $13.53          $13.16          $9.76           $8.45          $7.24
    End of period                          $13.95          $13.53          $13.16          $9.76          $8.45
  Accumulation units outstanding
  at the end of period                     8,057           8,783           10,483         12,044          5,167

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(175)

  Accumulation unit value:
    Beginning of period                    $8.55
    End of period                          $7.24
  Accumulation units outstanding
  at the end of period                      241


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(163)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.97          $12.70         $11.17          $8.46
    End of period                          $15.88          $15.05          $13.97         $12.70          $11.17
  Accumulation units outstanding
  at the end of period                     5,973           6,069           7,331           8,822          4,367

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(163)

  Accumulation unit value:
    Beginning of period                    $8.06
    End of period                          $8.46
  Accumulation units outstanding
  at the end of period                     1,111


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $12.03          $10.64          $10.38          $9.61          $7.66
    End of period                          $12.39          $12.03          $10.64         $10.38          $9.61
  Accumulation units outstanding
  at the end of period                     14,734          14,938          14,936         15,775          5,728

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.67
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                     1,640

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(175)

  Accumulation unit value:
    Beginning of period                    $20.76          $19.31          $18.05         $16.33          $11.23
    End of period                          $18.25          $20.76          $19.31         $18.05          $16.33
  Accumulation units outstanding
  at the end of period                     3,264           3,650           3,849           4,244          1,386

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(175)

  Accumulation unit value:
    Beginning of period                    $11.75
    End of period                          $11.23
  Accumulation units outstanding
  at the end of period                      175

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(163)

  Accumulation unit value:
    Beginning of period                    $15.37          $13.33          $13.02         $11.29          $7.88
    End of period                          $14.78          $15.37          $13.33         $13.02          $11.29
  Accumulation units outstanding
  at the end of period                     4,321           4,334           5,773           7,733          3,513

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(163)

  Accumulation unit value:
    Beginning of period                    $7.60
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                     1,193


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1222)

  Accumulation unit value:
    Beginning of period                    $6.06           $6.08            N/A             N/A            N/A
    End of period                          $6.82           $6.06            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      986            1,034            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1222)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(852)

  Accumulation unit value:
    Beginning of period                    $15.07          $15.57          $12.79           N/A            N/A
    End of period                          $17.69          $15.07          $15.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,420           1,433           1,173            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(852)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.32          $12.47          $11.16          $9.64          $6.98
    End of period                          $14.95          $14.32          $12.47         $11.16          $9.64
  Accumulation units outstanding
  at the end of period                     13,093          16,343          19,105         20,752          5,237

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.15
    End of period                          $6.98
  Accumulation units outstanding
  at the end of period                      490


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(225)

  Accumulation unit value:
    Beginning of period                    $8.94           $8.68           $8.10           $7.91          $6.83
    End of period                          $9.65           $8.94           $8.68           $8.10          $7.91
  Accumulation units outstanding
  at the end of period                       -             1,156           1,204           1,138           354

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(225)

  Accumulation unit value:
    Beginning of period                    $7.13
    End of period                          $6.83
  Accumulation units outstanding
  at the end of period                       37

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.80           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      322             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.86          $13.64          $13.57         $13.23          $12.86
    End of period                          $14.73          $13.86          $13.64         $13.57          $13.23
  Accumulation units outstanding
  at the end of period                     9,988           10,573          12,346         10,928          12,296

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.19
    End of period                          $12.86
  Accumulation units outstanding
  at the end of period                     10,924

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(309)

  Accumulation unit value:
    Beginning of period                    $23.13          $20.71          $19.39         $17.47          $14.01
    End of period                          $21.07          $23.13          $20.71         $19.39          $17.47
  Accumulation units outstanding
  at the end of period                       -              248             249              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.95          $12.83
    End of period                           N/A             N/A             N/A           $15.41          $14.95
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,023

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.88
    End of period                          $12.83
  Accumulation units outstanding
  at the end of period                     2,098

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.69          $12.71         $12.37           N/A
    End of period                          $13.38          $13.78          $12.69         $12.71           N/A
  Accumulation units outstanding
  at the end of period                     5,210           4,857           4,894           5,208           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $21.77          $19.61          $19.04         $17.67          $14.44
    End of period                          $20.17          $21.77          $19.61         $19.04          $17.67
  Accumulation units outstanding
  at the end of period                      250             251             251             296            298

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.95
    End of period                          $14.44
  Accumulation units outstanding
  at the end of period                      253

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(225)

  Accumulation unit value:
    Beginning of period                    $8.48           $8.17           $7.42           $6.37          $4.87
    End of period                          $8.26           $8.48           $8.17           $7.42          $6.37
  Accumulation units outstanding
  at the end of period                       -              287             288             288            288

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(225)

  Accumulation unit value:
    Beginning of period                    $4.94
    End of period                          $4.87
  Accumulation units outstanding
  at the end of period                       32


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.21          $8.51
    End of period                           N/A             N/A             N/A           $10.37          $10.21
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            53,885

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(118)

  Accumulation unit value:
    Beginning of period                    $9.86
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                     5,779

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(446)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.07          $9.64
    End of period                           N/A             N/A             N/A           $10.25          $10.07
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             195

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.27          $8.05
    End of period                           N/A             N/A             N/A           $10.46          $10.27
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,669

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(118)

  Accumulation unit value:
    Beginning of period                    $10.32
    End of period                          $8.05
  Accumulation units outstanding
  at the end of period                     3,258


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.04          $7.89
    End of period                           N/A             N/A             N/A           $10.20          $10.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            19,477

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                    $10.15
    End of period                          $7.89
  Accumulation units outstanding
  at the end of period                     8,149

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(142)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.13          $12.33         $11.15          $8.95
    End of period                          $15.97          $14.90          $13.13         $12.33          $11.15
  Accumulation units outstanding
  at the end of period                     58,112          63,450          66,545         61,414          39,824

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(142)

  Accumulation unit value:
    Beginning of period                    $9.91
    End of period                          $8.95
  Accumulation units outstanding
  at the end of period                     28,499

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(114)

  Accumulation unit value:
    Beginning of period                    $14.84          $13.24          $12.55         $11.47          $9.60
    End of period                          $15.84          $14.84          $13.24         $12.55          $11.47
  Accumulation units outstanding
  at the end of period                     43,265          23,185          60,713         65,225          15,408

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(114)

  Accumulation unit value:
    Beginning of period                    $10.94
    End of period                          $9.60
  Accumulation units outstanding
  at the end of period                     17,347

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(174)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.81          $12.25         $11.39          $9.85
    End of period                          $15.05          $14.11          $12.81         $12.25          $11.39
  Accumulation units outstanding
  at the end of period                     23,061          18,687          19,852         27,121          23,977

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(174)

  Accumulation unit value:
    Beginning of period                    $10.01
    End of period                          $9.85
  Accumulation units outstanding
  at the end of period                     27,345

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(175)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.75          $8.39
    End of period                           N/A             N/A             N/A           $10.97          $10.75
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             448

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(175)

  Accumulation unit value:
    Beginning of period                    $9.02
    End of period                          $8.39
  Accumulation units outstanding
  at the end of period                      228

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $25.52          $22.87          $22.11         $20.31          $17.01
    End of period                          $26.94          $25.52          $22.87         $22.11          $20.31
  Accumulation units outstanding
  at the end of period                     3,811           4,926           5,051           6,358          3,838

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $18.53
    End of period                          $17.01
  Accumulation units outstanding
  at the end of period                      580


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(287)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.85          $11.75         $11.87          $12.01
    End of period                          $12.51          $12.16          $11.85         $11.75          $11.87
  Accumulation units outstanding
  at the end of period                     2,283           3,260            978             982             -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(287)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(965)

  Accumulation unit value:
    Beginning of period                    $20.54          $17.30          $17.47           N/A            N/A
    End of period                          $21.75          $20.54          $17.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,999           2,018           1,568            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(965)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(225)

  Accumulation unit value:
    Beginning of period                    $28.80          $25.80          $24.76         $22.95          $17.90
    End of period                          $31.14          $28.80          $25.80         $24.76          $22.95
  Accumulation units outstanding
  at the end of period                     8,770           6,130           6,302           6,028          4,154

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(225)

  Accumulation unit value:
    Beginning of period                    $18.21
    End of period                          $17.90
  Accumulation units outstanding
  at the end of period                       43

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $37.78          $36.02          $32.15         $27.74          $20.38
    End of period                          $43.48          $37.78          $36.02         $32.15          $27.74
  Accumulation units outstanding
  at the end of period                     5,243           6,035           6,390           6,159          5,164

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $26.43
    End of period                          $20.38
  Accumulation units outstanding
  at the end of period                     2,803


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(169)

  Accumulation unit value:
    Beginning of period                    $15.93          $13.51          $12.96         $11.46          $8.98
    End of period                          $15.77          $15.93          $13.51         $12.96          $11.46
  Accumulation units outstanding
  at the end of period                     32,834          34,525          38,108         36,169          27,323

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(169)

  Accumulation unit value:
    Beginning of period                    $9.04
    End of period                          $8.98
  Accumulation units outstanding
  at the end of period                     22,118

Accumulation Unit Values
Contract with Endorsements - 1.845%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $16.89          $14.04          $12.92         $11.31          $8.96
    End of period                          $18.20          $16.89          $14.04         $12.92          $11.31
  Accumulation units outstanding
  at the end of period                     9,376           10,937          8,358           5,218          1,109

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $11.69
    End of period                          $8.96
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.61          $11.03         $10.21          $8.00
    End of period                          $13.97          $12.29          $11.61         $11.03          $10.21
  Accumulation units outstanding
  at the end of period                     22,490          27,567          21,464         25,134          12,197

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $10.19
    End of period                          $8.00
  Accumulation units outstanding
  at the end of period                     5,096


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.35          $7.76
    End of period                           N/A             N/A             N/A            $9.13          $9.35
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            11,017

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(122)

  Accumulation unit value:
    Beginning of period                    $10.04
    End of period                          $7.76
  Accumulation units outstanding
  at the end of period                     9,816

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $15.48          $11.56          $11.24           N/A            N/A
    End of period                          $12.91          $15.48          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,852           17,505          3,064            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $14.07          $12.52          $11.76         $11.21          $8.25
    End of period                          $15.38          $14.07          $12.52         $11.76          $11.21
  Accumulation units outstanding
  at the end of period                     5,060           19,441          21,670         28,636          30,965

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $11.00
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                     8,037

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $19.03          $18.47          $16.75         $16.25          $12.23
    End of period                          $20.65          $19.03          $18.47         $16.75          $16.25
  Accumulation units outstanding
  at the end of period                       -             13,192          15,384         16,157          14,638

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $17.01
    End of period                          $12.23
  Accumulation units outstanding
  at the end of period                     6,832


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(251)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.63           $9.23          $7.98
    End of period                           N/A             N/A            $8.75           $9.63          $9.23
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              960           3,954

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(251)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(121)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.79          $9.98           $9.30          $8.32
    End of period                          $12.44          $11.74          $10.79          $9.98          $9.30
  Accumulation units outstanding
  at the end of period                     13,013          32,020          35,081         37,336          29,660

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(121)

  Accumulation unit value:
    Beginning of period                    $9.09
    End of period                          $8.32
  Accumulation units outstanding
  at the end of period                     8,262


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(773)

  Accumulation unit value:
    Beginning of period                    $24.72          $22.23          $21.27           N/A            N/A
    End of period                          $29.28          $24.72          $22.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,213            171              24             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(121)

  Accumulation unit value:
    Beginning of period                    $26.40          $25.71          $25.02         $22.82          $17.16
    End of period                          $28.44          $26.40          $25.71         $25.02          $22.82
  Accumulation units outstanding
  at the end of period                     4,915           6,204           11,125          9,998          7,822

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(121)

  Accumulation unit value:
    Beginning of period                    $21.74
    End of period                          $17.16
  Accumulation units outstanding
  at the end of period                     2,277

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,660            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(121)

  Accumulation unit value:
    Beginning of period                    $18.54          $16.81          $16.57         $15.87          $12.98
    End of period                          $18.31          $18.54          $16.81         $16.57          $15.87
  Accumulation units outstanding
  at the end of period                     3,916           12,278          9,778          11,568          9,193

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(121)

  Accumulation unit value:
    Beginning of period                    $16.39
    End of period                          $12.98
  Accumulation units outstanding
  at the end of period                     6,638


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(121)

  Accumulation unit value:
    Beginning of period                    $22.38          $18.99          $18.86         $16.17          $11.77
    End of period                          $24.63          $22.38          $18.99         $18.86          $16.17
  Accumulation units outstanding
  at the end of period                     4,199           5,663           4,451           6,889          3,905

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(121)

  Accumulation unit value:
    Beginning of period                    $16.17
    End of period                          $11.77
  Accumulation units outstanding
  at the end of period                      426

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,987           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,659            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.20           N/A             N/A            N/A
    End of period                          $10.84          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,289          4,742            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,658            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                    $12.59          $10.90          $10.96           N/A            N/A
    End of period                          $11.60          $12.59          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                      500             361              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(121)

  Accumulation unit value:
    Beginning of period                    $18.48          $17.98          $17.85         $17.00          $15.26
    End of period                          $19.41          $18.48          $17.98         $17.85          $17.00
  Accumulation units outstanding
  at the end of period                     7,020           21,068          23,352         16,295          13,259

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(121)

  Accumulation unit value:
    Beginning of period                    $14.66
    End of period                          $15.26
  Accumulation units outstanding
  at the end of period                     2,901

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                    $12.78          $11.25          $10.99           N/A            N/A
    End of period                          $12.90          $12.78          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,846            647              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.97            N/A             N/A            N/A
    End of period                          $10.48          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,670           3,022            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                    $15.31          $11.82          $10.15          $8.44          $5.62
    End of period                          $16.83          $15.31          $11.82         $10.15          $8.44
  Accumulation units outstanding
  at the end of period                     19,953          50,630          32,626         35,140          48,936

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(232)

  Accumulation unit value:
    Beginning of period                    $23.08          $20.98          $20.13         $17.37          $13.05
    End of period                          $24.46          $23.08          $20.98         $20.13          $17.37
  Accumulation units outstanding
  at the end of period                     1,722           1,856           2,589           1,910           551

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(232)

  Accumulation unit value:
    Beginning of period                    $13.66
    End of period                          $13.05
  Accumulation units outstanding
  at the end of period                      185

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(121)

  Accumulation unit value:
    Beginning of period                    $15.21          $15.00          $14.93         $14.64          $14.74
    End of period                          $15.88          $15.21          $15.00         $14.93          $14.64
  Accumulation units outstanding
  at the end of period                     9,112           21,669          32,558         36,329          48,268

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(121)

  Accumulation unit value:
    Beginning of period                    $13.61
    End of period                          $14.74
  Accumulation units outstanding
  at the end of period                     30,006


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.13           N/A             N/A            N/A
    End of period                          $14.05          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,064          6,068            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(251)

  Accumulation unit value:
    Beginning of period                    $20.10          $17.87          $16.73         $13.66          $10.80
    End of period                          $19.21          $20.10          $17.87         $16.73          $13.66
  Accumulation units outstanding
  at the end of period                     14,683          37,294          34,408         34,918          27,734

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(251)

  Accumulation unit value:
    Beginning of period                    $13.19
    End of period                          $10.80
  Accumulation units outstanding
  at the end of period                     9,446


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(251)

  Accumulation unit value:
    Beginning of period                    $16.72          $14.59          $14.20         $12.53          $9.20
    End of period                          $15.30          $16.72          $14.59         $14.20          $12.53
  Accumulation units outstanding
  at the end of period                     9,662           32,709          27,914         41,085          25,253

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(251)

  Accumulation unit value:
    Beginning of period                    $12.18
    End of period                          $9.20
  Accumulation units outstanding
  at the end of period                     19,507

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1395)

  Accumulation unit value:
    Beginning of period                    $9.78            N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      242             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1395)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.17          $11.72          $9.79          $7.51
    End of period                          $11.74          $12.31          $11.17         $11.72          $9.79
  Accumulation units outstanding
  at the end of period                     62,451         136,489         142,096         157,763         91,887

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                    $9.25
    End of period                          $7.51
  Accumulation units outstanding
  at the end of period                     31,310

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(133)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.97          $10.97         $10.78          $10.66
    End of period                          $11.66          $11.16          $10.97         $10.97          $10.78
  Accumulation units outstanding
  at the end of period                     25,409          39,023          30,888         36,738          32,688

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(133)

  Accumulation unit value:
    Beginning of period                    $10.09
    End of period                          $10.66
  Accumulation units outstanding
  at the end of period                     11,168


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(747)

  Accumulation unit value:
    Beginning of period                    $5.90           $4.42           $4.31            N/A            N/A
    End of period                          $6.04           $5.90           $4.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,437          32,815          9,160            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(596)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.21          $10.65          $9.90           N/A
    End of period                          $10.28          $11.37          $10.21         $10.65           N/A
  Accumulation units outstanding
  at the end of period                     1,935           1,409           4,669           3,843           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(121)

  Accumulation unit value:
    Beginning of period                    $11.07          $8.70           $9.40           $9.31          $7.54
    End of period                          $10.98          $11.07          $8.70           $9.40          $9.31
  Accumulation units outstanding
  at the end of period                     79,420         170,889         151,971         177,876        135,151

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(121)

  Accumulation unit value:
    Beginning of period                    $9.29
    End of period                          $7.54
  Accumulation units outstanding
  at the end of period                     47,649

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.06           N/A             N/A            N/A
    End of period                          $10.41          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,656           19,060           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(245)

  Accumulation unit value:
    Beginning of period                    $9.53           $8.31           $8.12           $7.43          $5.86
    End of period                          $9.71           $9.53           $8.31           $8.12          $7.43
  Accumulation units outstanding
  at the end of period                     36,086          15,334          19,102         18,787          14,573

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(245)

  Accumulation unit value:
    Beginning of period                    $5.99
    End of period                          $5.86
  Accumulation units outstanding
  at the end of period                     3,534

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(577)

  Accumulation unit value:
    Beginning of period                    $14.40          $12.36          $11.86         $10.35           N/A
    End of period                          $11.68          $14.40          $12.36         $11.86           N/A
  Accumulation units outstanding
  at the end of period                     1,858           6,417           2,234            240            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(127)

  Accumulation unit value:
    Beginning of period                    $17.16          $12.47          $11.53          $9.17          $7.01
    End of period                          $18.72          $17.16          $12.47         $11.53          $9.17
  Accumulation units outstanding
  at the end of period                     70,222         133,824         123,303         131,974         90,528

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(127)

  Accumulation unit value:
    Beginning of period                    $8.54
    End of period                          $7.01
  Accumulation units outstanding
  at the end of period                     28,402

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(493)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.14          $10.55         $10.45           N/A
    End of period                          $12.27          $11.62          $11.14         $10.55           N/A
  Accumulation units outstanding
  at the end of period                     5,500           5,842           10,058          2,161           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1431)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,344            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(155)

  Accumulation unit value:
    Beginning of period                    $18.41          $14.93          $13.42         $11.44          $8.49
    End of period                          $19.95          $18.41          $14.93         $13.42          $11.44
  Accumulation units outstanding
  at the end of period                     16,112          24,764          26,725         29,331          21,818

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(155)

  Accumulation unit value:
    Beginning of period                    $8.92
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                     2,375


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(727)

  Accumulation unit value:
    Beginning of period                    $13.81          $11.84          $10.90         $10.74           N/A
    End of period                          $13.75          $13.81          $11.84         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     34,912          98,895          53,193          7,647           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(727)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.70          $9.04            N/A             N/A            N/A
    End of period                          $11.93          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,019          1,229            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.52          $10.82         $10.03           N/A
    End of period                          $12.64          $10.81          $10.52         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     7,080           7,418           10,279          5,076           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      424             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(493)

  Accumulation unit value:
    Beginning of period                    $27.11          $22.86          $17.02         $13.17           N/A
    End of period                          $36.01          $27.11          $22.86         $17.02           N/A
  Accumulation units outstanding
  at the end of period                     12,428          18,269          17,325          7,933           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $13.50          $13.14          $9.75           $8.44          $7.23
    End of period                          $13.92          $13.50          $13.14          $9.75          $8.44
  Accumulation units outstanding
  at the end of period                     49,980          96,014         109,307         123,189         87,585

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $9.63
    End of period                          $7.23
  Accumulation units outstanding
  at the end of period                     29,281


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1077)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.60            N/A             N/A            N/A
    End of period                          $10.74          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,863           1,858            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(121)

  Accumulation unit value:
    Beginning of period                    $15.03          $13.96          $12.70         $11.17          $8.46
    End of period                          $15.85          $15.03          $13.96         $12.70          $11.17
  Accumulation units outstanding
  at the end of period                     24,674          35,585          54,862         67,771          35,469

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(121)

  Accumulation unit value:
    Beginning of period                    $10.81
    End of period                          $8.46
  Accumulation units outstanding
  at the end of period                     3,345


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(121)

  Accumulation unit value:
    Beginning of period                    $12.01          $10.63          $10.37          $9.60          $7.65
    End of period                          $12.37          $12.01          $10.63         $10.37          $9.60
  Accumulation units outstanding
  at the end of period                     68,128         113,025         135,473         142,077         85,800

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(121)

  Accumulation unit value:
    Beginning of period                    $9.67
    End of period                          $7.65
  Accumulation units outstanding
  at the end of period                     16,925

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      390             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(127)

  Accumulation unit value:
    Beginning of period                    $20.72          $19.28          $18.03         $16.31          $11.22
    End of period                          $18.22          $20.72          $19.28         $18.03          $16.31
  Accumulation units outstanding
  at the end of period                     29,946          54,499          56,139         65,447          51,033

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(127)

  Accumulation unit value:
    Beginning of period                    $13.80
    End of period                          $11.22
  Accumulation units outstanding
  at the end of period                     20,999

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(107)

  Accumulation unit value:
    Beginning of period                    $15.36          $13.31          $13.01         $11.29          $7.88
    End of period                          $14.76          $15.36          $13.31         $13.01          $11.29
  Accumulation units outstanding
  at the end of period                     21,849          34,592          46,667         53,176          41,777

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(107)

  Accumulation unit value:
    Beginning of period                    $10.37
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                     3,527


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(497)

  Accumulation unit value:
    Beginning of period                    $6.05           $5.63           $5.60           $6.15           N/A
    End of period                          $6.80           $6.05           $5.63           $5.60           N/A
  Accumulation units outstanding
  at the end of period                     10,403          20,020          12,454          1,928           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(497)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                    $15.07          $15.56          $11.42          $9.91           N/A
    End of period                          $17.67          $15.07          $15.56         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     28,465          43,747          46,944         14,728           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                    $13.14          $11.93          $11.07         $10.04           N/A
    End of period                          $14.28          $13.14          $11.93         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     4,835           10,021          11,915          5,293           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $14.30          $12.45          $11.15          $9.63          $6.98
    End of period                          $14.93          $14.30          $12.45         $11.15          $9.63
  Accumulation units outstanding
  at the end of period                     14,603          24,345          21,246         18,450          14,977

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $9.15
    End of period                          $6.98
  Accumulation units outstanding
  at the end of period                     3,319


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $8.91           $8.65           $8.07           $7.89          $6.82
    End of period                          $9.61           $8.91           $8.65           $8.07          $7.89
  Accumulation units outstanding
  at the end of period                       -             13,854          14,160         14,414          10,529

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $8.68
    End of period                          $6.82
  Accumulation units outstanding
  at the end of period                     3,180

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,236            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(251)

  Accumulation unit value:
    Beginning of period                    $13.83          $13.61          $13.55         $13.21          $12.85
    End of period                          $14.69          $13.83          $13.61         $13.55          $13.21
  Accumulation units outstanding
  at the end of period                     61,673         116,024         148,259         147,393        130,556

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(251)

  Accumulation unit value:
    Beginning of period                    $12.25
    End of period                          $12.85
  Accumulation units outstanding
  at the end of period                    111,887

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(148)

  Accumulation unit value:
    Beginning of period                    $23.07          $20.65          $19.35         $17.43          $13.96
    End of period                          $21.00          $23.07          $20.65         $19.35          $17.43
  Accumulation units outstanding
  at the end of period                     1,989           2,777           3,363           5,161          5,685

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(148)

  Accumulation unit value:
    Beginning of period                    $15.38
    End of period                          $13.96
  Accumulation units outstanding
  at the end of period                      705


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.92          $12.80
    End of period                           N/A             N/A             N/A           $15.37          $14.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            83,936

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(121)

  Accumulation unit value:
    Beginning of period                    $12.86
    End of period                          $12.80
  Accumulation units outstanding
  at the end of period                     5,646

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.67          $12.69         $12.35           N/A
    End of period                          $13.35          $13.75          $12.67         $12.69           N/A
  Accumulation units outstanding
  at the end of period                     90,668         113,630          81,222         133,298          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(121)

  Accumulation unit value:
    Beginning of period                    $21.71          $19.56          $18.99         $17.63          $14.42
    End of period                          $20.11          $21.71          $19.56         $18.99          $17.63
  Accumulation units outstanding
  at the end of period                     2,845           4,255           5,032           3,773          5,614

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(121)

  Accumulation unit value:
    Beginning of period                    $17.92
    End of period                          $14.42
  Accumulation units outstanding
  at the end of period                     3,958

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(148)

  Accumulation unit value:
    Beginning of period                    $8.48           $8.17           $7.42           $6.37          $4.86
    End of period                          $8.26           $8.48           $8.17           $7.42          $6.37
  Accumulation units outstanding
  at the end of period                       -             14,470          16,494         16,780          20,251

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(148)

  Accumulation unit value:
    Beginning of period                    $5.40
    End of period                          $4.86
  Accumulation units outstanding
  at the end of period                     6,201


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.20          $8.51
    End of period                           N/A             N/A             N/A           $10.36          $10.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            17,758

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(121)

  Accumulation unit value:
    Beginning of period                    $9.86
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                     16,835

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.90          $7.70
    End of period                           N/A             N/A             N/A           $10.07          $9.90
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            22,200

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(121)

  Accumulation unit value:
    Beginning of period                    $9.88
    End of period                          $7.70
  Accumulation units outstanding
  at the end of period                     22,779


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(173)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.06          $8.11
    End of period                           N/A             N/A             N/A           $10.25          $10.06
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(173)

  Accumulation unit value:
    Beginning of period                    $8.51
    End of period                          $8.11
  Accumulation units outstanding
  at the end of period                     22,074

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,922           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(423)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.25          $9.40
    End of period                           N/A             N/A             N/A           $10.45          $10.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,643

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.03          $7.88
    End of period                           N/A             N/A             N/A           $10.19          $10.03
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            44,010

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(121)

  Accumulation unit value:
    Beginning of period                    $10.14
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                     1,552

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.10          $12.30         $11.13          $8.94
    End of period                          $15.93          $14.87          $13.10         $12.30          $11.13
  Accumulation units outstanding
  at the end of period                     69,112          88,322         112,507         133,837         34,011

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $10.99
    End of period                          $8.94
  Accumulation units outstanding
  at the end of period                     22,896

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(759)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.49          $10.27           N/A            N/A
    End of period                          $11.59          $11.11          $10.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,457          8,063           6,902            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $14.81          $13.22          $12.53         $11.46          $9.59
    End of period                          $15.80          $14.81          $13.22         $12.53          $11.46
  Accumulation units outstanding
  at the end of period                     97,075         173,859         203,613         217,716        174,553

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $11.11
    End of period                          $9.59
  Accumulation units outstanding
  at the end of period                     97,686

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1108)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.95           N/A             N/A            N/A
    End of period                          $12.40          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,360          5,381            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1108)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.78          $12.23         $11.37          $9.84
    End of period                          $15.01          $14.08          $12.78         $12.23          $11.37
  Accumulation units outstanding
  at the end of period                    156,187         251,433         229,434         204,097        147,635

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $10.87
    End of period                          $9.84
  Accumulation units outstanding
  at the end of period                     55,711

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.74          $8.38
    End of period                           N/A             N/A             N/A           $10.95          $10.74
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,281

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(121)

  Accumulation unit value:
    Beginning of period                    $10.75
    End of period                          $8.38
  Accumulation units outstanding
  at the end of period                     3,507

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(121)

  Accumulation unit value:
    Beginning of period                    $25.45          $22.81          $22.06         $20.27          $16.98
    End of period                          $26.85          $25.45          $22.81         $22.06          $20.27
  Accumulation units outstanding
  at the end of period                     27,448          36,619          36,882         42,174          30,859

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(121)

  Accumulation unit value:
    Beginning of period                    $18.49
    End of period                          $16.98
  Accumulation units outstanding
  at the end of period                     5,038


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(121)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.82          $11.72         $11.85          $12.01
    End of period                          $12.47          $12.13          $11.82         $11.72          $11.85
  Accumulation units outstanding
  at the end of period                    111,187          39,509          31,836         63,542          91,634

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(121)

  Accumulation unit value:
    Beginning of period                    $12.08
    End of period                          $12.01
  Accumulation units outstanding
  at the end of period                     9,287

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(306)

  Accumulation unit value:
    Beginning of period                    $20.52          $17.29          $16.28         $14.45          $10.57
    End of period                          $21.73          $20.52          $17.29         $16.28          $14.45
  Accumulation units outstanding
  at the end of period                     12,599          12,487          14,653         12,348          5,507

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $28.72          $25.73          $24.71         $22.90          $17.87
    End of period                          $31.05          $28.72          $25.73         $24.71          $22.90
  Accumulation units outstanding
  at the end of period                     27,751          26,978          23,972         23,915          16,265

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $22.37
    End of period                          $17.87
  Accumulation units outstanding
  at the end of period                     4,031

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $37.67          $35.92          $32.07         $27.68          $20.34
    End of period                          $43.34          $37.67          $35.92         $32.07          $27.68
  Accumulation units outstanding
  at the end of period                     8,730           17,839          16,421         15,749          12,684

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $26.38
    End of period                          $20.34
  Accumulation units outstanding
  at the end of period                     1,814


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(121)

  Accumulation unit value:
    Beginning of period                    $15.90          $13.49          $12.95         $11.45          $8.98
    End of period                          $15.74          $15.90          $13.49         $12.95          $11.45
  Accumulation units outstanding
  at the end of period                     24,293          81,367          84,275         77,830          64,686

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(121)

  Accumulation unit value:
    Beginning of period                    $11.37
    End of period                          $8.98
  Accumulation units outstanding
  at the end of period                     32,509

Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $16.88          $14.03          $12.91         $11.30          $8.96
    End of period                          $18.19          $16.88          $14.03         $12.91          $11.30
  Accumulation units outstanding
  at the end of period                     29,339          30,766          26,044          7,203            -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $11.43
    End of period                          $8.96
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(99)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.61          $11.03         $10.21          $8.00
    End of period                          $13.97          $12.29          $11.61         $11.03          $10.21
  Accumulation units outstanding
  at the end of period                     49,322          46,372          49,902         28,396            -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(99)

  Accumulation unit value:
    Beginning of period                    $10.30
    End of period                          $8.00
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(825)

  Accumulation unit value:
    Beginning of period                    $15.47          $11.56          $10.23           N/A            N/A
    End of period                          $12.91          $15.47          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,432          54,263          17,146           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(825)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(86)

  Accumulation unit value:
    Beginning of period                    $14.07          $12.52          $11.76         $11.21          $8.25
    End of period                          $15.38          $14.07          $12.52         $11.76          $11.21
  Accumulation units outstanding
  at the end of period                     27,045          17,497          12,042          8,388           982

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(86)

  Accumulation unit value:
    Beginning of period                    $11.02
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $19.02          $18.46          $16.74         $16.24          $12.23
    End of period                          $20.63          $19.02          $18.46         $16.74          $16.24
  Accumulation units outstanding
  at the end of period                       -             4,765           9,103           4,544           645

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $17.90
    End of period                          $12.23
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(556)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.63           $9.44           N/A
    End of period                           N/A             N/A            $8.74           $9.63           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             2,182           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(76)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.79          $9.98           $9.29          $8.32
    End of period                          $12.43          $11.73          $10.79          $9.98          $9.29
  Accumulation units outstanding
  at the end of period                     45,814          61,937          46,533         16,637            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(76)

  Accumulation unit value:
    Beginning of period                    $9.22
    End of period                          $8.32
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                    $24.73          $22.24          $22.22         $20.23           N/A
    End of period                          $29.29          $24.73          $22.24         $22.22           N/A
  Accumulation units outstanding
  at the end of period                     9,170           6,734           4,799           1,119           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(86)

  Accumulation unit value:
    Beginning of period                    $26.39          $25.70          $25.01         $22.81          $17.15
    End of period                          $28.42          $26.39          $25.70         $25.01          $22.81
  Accumulation units outstanding
  at the end of period                     6,489           6,283           6,985           3,955            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(86)

  Accumulation unit value:
    Beginning of period                    $23.08
    End of period                          $17.15
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.64           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,671           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.75            N/A             N/A             N/A            N/A
    End of period                          $10.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,313            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $18.53          $16.80          $16.56         $15.86          $12.98
    End of period                          $18.30          $18.53          $16.80         $16.56          $15.86
  Accumulation units outstanding
  at the end of period                     39,722          46,636          31,027         13,668            -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $16.26
    End of period                          $12.98
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(99)

  Accumulation unit value:
    Beginning of period                    $22.37          $18.98          $18.86         $16.17          $11.77
    End of period                          $24.62          $22.37          $18.98         $18.86          $16.17
  Accumulation units outstanding
  at the end of period                     26,417          21,455          12,827         10,926           638

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(99)

  Accumulation unit value:
    Beginning of period                    $16.61
    End of period                          $11.77
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    134,871           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,556            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.95            N/A             N/A            N/A
    End of period                          $10.84          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,749          21,501           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,780           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $12.59          $10.90          $9.99            N/A            N/A
    End of period                          $11.60          $12.59          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,169          20,539          2,483            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(76)

  Accumulation unit value:
    Beginning of period                    $18.47          $17.97          $17.84         $17.00          $15.25
    End of period                          $19.40          $18.47          $17.97         $17.84          $17.00
  Accumulation units outstanding
  at the end of period                     89,953          76,437          85,888         22,099          4,967

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(76)

  Accumulation unit value:
    Beginning of period                    $14.57
    End of period                          $15.25
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $12.78          $11.25          $10.12           N/A            N/A
    End of period                          $12.90          $12.78          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,666          12,489          11,859           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.00           N/A             N/A            N/A
    End of period                          $10.48          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,588          16,452           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(494)

  Accumulation unit value:
    Beginning of period                    $15.30          $11.81          $10.15          $8.71           N/A
    End of period                          $16.82          $15.30          $11.81         $10.15           N/A
  Accumulation units outstanding
  at the end of period                     99,435          92,959          54,632         34,357           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(518)

  Accumulation unit value:
    Beginning of period                    $23.07          $20.97          $20.12         $17.98           N/A
    End of period                          $24.44          $23.07          $20.97         $20.12           N/A
  Accumulation units outstanding
  at the end of period                     10,807          10,013          9,682           1,005           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                    $15.20          $14.99          $14.92         $14.64          $14.74
    End of period                          $15.87          $15.20          $14.99         $14.92          $14.64
  Accumulation units outstanding
  at the end of period                     47,948          31,130          40,767         14,904          4,882

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                    $13.69
    End of period                          $14.74
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.00           N/A             N/A            N/A
    End of period                          $14.05          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,793          10,089           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(89)

  Accumulation unit value:
    Beginning of period                    $20.09          $17.86          $16.72         $13.66          $10.79
    End of period                          $19.20          $20.09          $17.86         $16.72          $13.66
  Accumulation units outstanding
  at the end of period                     51,188          48,673          50,671         22,243           693

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(89)

  Accumulation unit value:
    Beginning of period                    $13.14
    End of period                          $10.79
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(78)

  Accumulation unit value:
    Beginning of period                    $16.72          $14.58          $14.19         $12.53          $9.19
    End of period                          $15.29          $16.72          $14.58         $14.19          $12.53
  Accumulation units outstanding
  at the end of period                     27,651          33,722          31,391         16,932          1,596

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(78)

  Accumulation unit value:
    Beginning of period                    $11.98
    End of period                          $9.19
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,946           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(426)

  Accumulation unit value:
    Beginning of period                    $12.30          $11.17          $11.72          $9.79          $8.53
    End of period                          $11.73          $12.30          $11.17         $11.72          $9.79
  Accumulation units outstanding
  at the end of period                    446,563         451,973         449,162         289,840         22,628

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(435)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.97          $10.97         $10.78          $10.63
    End of period                          $11.66          $11.16          $10.97         $10.97          $10.78
  Accumulation units outstanding
  at the end of period                    178,430         181,294         213,995         97,856          7,280

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(608)

  Accumulation unit value:
    Beginning of period                    $5.90           $4.41           $4.45           $3.95           N/A
    End of period                          $6.04           $5.90           $4.41           $4.45           N/A
  Accumulation units outstanding
  at the end of period                     50,891          65,869          7,790           3,814           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(594)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.21          $10.66          $9.94           N/A
    End of period                          $10.29          $11.38          $10.21         $10.66           N/A
  Accumulation units outstanding
  at the end of period                     11,515          22,303          18,639           192            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(51)

  Accumulation unit value:
    Beginning of period                    $11.07          $8.70           $9.40           $9.30          $7.54
    End of period                          $10.97          $11.07          $8.70           $9.40          $9.30
  Accumulation units outstanding
  at the end of period                    521,761         549,716         508,177         365,597         23,876

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(51)

  Accumulation unit value:
    Beginning of period                    $8.31
    End of period                          $7.54
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.00           N/A             N/A            N/A
    End of period                          $10.41          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,950          73,946           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(444)

  Accumulation unit value:
    Beginning of period                    $9.53           $8.31           $8.12           $7.43          $6.95
    End of period                          $9.70           $9.53           $8.31           $8.12          $7.43
  Accumulation units outstanding
  at the end of period                     38,079          39,025          24,526         88,210          1,440

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(567)

  Accumulation unit value:
    Beginning of period                    $14.40          $12.36          $11.86         $10.57           N/A
    End of period                          $11.68          $14.40          $12.36         $11.86           N/A
  Accumulation units outstanding
  at the end of period                     13,590          21,543          13,737         20,813           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(567)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(426)

  Accumulation unit value:
    Beginning of period                    $17.15          $12.47          $11.53          $9.17          $8.88
    End of period                          $18.71          $17.15          $12.47         $11.53          $9.17
  Accumulation units outstanding
  at the end of period                    439,533         469,418         463,021         302,547         23,502

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(527)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.14          $10.54         $10.75           N/A
    End of period                          $12.27          $11.62          $11.14         $10.54           N/A
  Accumulation units outstanding
  at the end of period                     34,305          40,099          35,369         30,921           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(527)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1323)

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,592            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1323)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(435)

  Accumulation unit value:
    Beginning of period                    $18.40          $14.93          $13.42         $11.44          $10.52
    End of period                          $19.94          $18.40          $14.93         $13.42          $11.44
  Accumulation units outstanding
  at the end of period                    232,227         229,831         210,375         105,980          628

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.81          $11.84          $10.90          $9.62           N/A
    End of period                          $13.75          $13.81          $11.84         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   1,790,230       1,619,977       1,201,729        118,079          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.13           N/A             N/A            N/A
    End of period                          $11.93          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     63,833          18,940           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(714)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.52          $10.82         $10.55           N/A
    End of period                          $12.64          $10.81          $10.52         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     23,589          29,471          22,463           781            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1308)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,202           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(608)

  Accumulation unit value:
    Beginning of period                    $27.10          $22.86          $17.02         $14.58           N/A
    End of period                          $35.99          $27.10          $22.86         $17.02           N/A
  Accumulation units outstanding
  at the end of period                     48,776          50,967          45,560         16,972           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(426)

  Accumulation unit value:
    Beginning of period                    $13.50          $13.14          $9.75           $8.44          $7.64
    End of period                          $13.91          $13.50          $13.14          $9.75          $8.44
  Accumulation units outstanding
  at the end of period                    456,274         462,392         482,951         336,468         25,797

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.78            N/A             N/A            N/A
    End of period                          $10.74          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,217           2,423            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(86)

  Accumulation unit value:
    Beginning of period                    $15.03          $13.95          $12.69         $11.17          $8.45
    End of period                          $15.85          $15.03          $13.95         $12.69          $11.17
  Accumulation units outstanding
  at the end of period                    180,876         190,636         181,128         118,513         1,574

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(86)

  Accumulation unit value:
    Beginning of period                    $10.65
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(99)

  Accumulation unit value:
    Beginning of period                    $12.01          $10.63          $10.37          $9.60          $7.65
    End of period                          $12.36          $12.01          $10.63         $10.37          $9.60
  Accumulation units outstanding
  at the end of period                    333,108         350,511         352,791         224,538         2,403

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(99)

  Accumulation unit value:
    Beginning of period                    $9.68
    End of period                          $7.65
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,271           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(426)

  Accumulation unit value:
    Beginning of period                    $20.71          $19.27          $18.02         $16.31          $15.04
    End of period                          $18.21          $20.71          $19.27         $18.02          $16.31
  Accumulation units outstanding
  at the end of period                    263,472         272,504         262,305         175,707         13,309

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(435)

  Accumulation unit value:
    Beginning of period                    $15.35          $13.31          $13.01         $11.29          $10.57
    End of period                          $14.75          $15.35          $13.31         $13.01          $11.29
  Accumulation units outstanding
  at the end of period                    184,087         186,825         200,277         118,503          628

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(512)

  Accumulation unit value:
    Beginning of period                    $6.05           $5.64           $5.60           $5.80           N/A
    End of period                          $6.80           $6.05           $5.64           $5.60           N/A
  Accumulation units outstanding
  at the end of period                     29,487          24,809          7,334          32,910           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                    $15.06          $15.56          $11.42          $9.53           N/A
    End of period                          $17.67          $15.06          $15.56         $11.42           N/A
  Accumulation units outstanding
  at the end of period                    177,598         263,595         237,437         40,490           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                    $13.13          $11.93          $11.07         $10.38           N/A
    End of period                          $14.28          $13.13          $11.93         $11.07           N/A
  Accumulation units outstanding
  at the end of period                    162,009         181,480         175,695         25,401           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $14.30          $12.45          $11.15          $9.63          $6.98
    End of period                          $14.92          $14.30          $12.45         $11.15          $9.63
  Accumulation units outstanding
  at the end of period                     57,181          49,310          41,372         24,485           840

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $9.14
    End of period                          $6.98
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $8.91           $8.65           $8.07           $7.89          $6.82
    End of period                          $9.61           $8.91           $8.65           $8.07          $7.89
  Accumulation units outstanding
  at the end of period                       -             22,115          18,947         19,700          1,275

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $8.79
    End of period                          $6.82
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,041           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(51)

  Accumulation unit value:
    Beginning of period                    $13.82          $13.60          $13.54         $13.21          $12.84
    End of period                          $14.68          $13.82          $13.60         $13.54          $13.21
  Accumulation units outstanding
  at the end of period                    237,688         211,214         255,117         106,846         6,592

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(51)

  Accumulation unit value:
    Beginning of period                    $12.23
    End of period                          $12.84
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(461)

  Accumulation unit value:
    Beginning of period                    $23.05          $20.64          $19.34         $17.43          $16.54
    End of period                          $20.99          $23.05          $20.64         $19.34          $17.43
  Accumulation units outstanding
  at the end of period                     2,199           2,680           2,698           1,380           657

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(61)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.91          $12.80
    End of period                           N/A             N/A             N/A           $15.37          $14.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             726

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(61)

  Accumulation unit value:
    Beginning of period                    $12.62
    End of period                          $12.80
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.67          $12.69         $12.34           N/A
    End of period                          $13.34          $13.74          $12.67         $12.69           N/A
  Accumulation units outstanding
  at the end of period                     61,177          48,090          59,069         32,225           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(87)

  Accumulation unit value:
    Beginning of period                    $21.70          $19.55          $18.99         $17.62          $14.41
    End of period                          $20.10          $21.70          $19.55         $18.99          $17.62
  Accumulation units outstanding
  at the end of period                     3,808           3,547           3,645           3,686           820

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(87)

  Accumulation unit value:
    Beginning of period                    $18.17
    End of period                          $14.41
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(589)

  Accumulation unit value:
    Beginning of period                    $8.48           $8.17           $7.42           $6.64           N/A
    End of period                          $8.26           $8.48           $8.17           $7.42           N/A
  Accumulation units outstanding
  at the end of period                       -             11,584          8,368           5,495           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(111)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.20          $8.51
    End of period                           N/A             N/A             N/A           $10.35          $10.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(111)

  Accumulation unit value:
    Beginning of period                    $9.75
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(51)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.90          $7.70
    End of period                           N/A             N/A             N/A           $10.07          $9.90
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(51)

  Accumulation unit value:
    Beginning of period                    $9.60
    End of period                          $7.70
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.65           N/A
    End of period                           N/A             N/A             N/A           $10.24           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $10.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       95             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,689           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,652            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.12           N/A
    End of period                           N/A             N/A             N/A           $10.44           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(103)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.02          $7.88
    End of period                           N/A             N/A             N/A           $10.18          $10.02
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(103)

  Accumulation unit value:
    Beginning of period                    $9.93
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.10          $12.30         $11.13          $8.94
    End of period                          $15.93          $14.86          $13.10         $12.30          $11.13
  Accumulation units outstanding
  at the end of period                    167,457         180,711         178,318         135,933         11,437

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $10.56
    End of period                          $8.94
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.49          $10.30          $9.98           N/A
    End of period                          $11.59          $11.11          $10.49         $10.30           N/A
  Accumulation units outstanding
  at the end of period                    168,844         109,632         115,201         24,604           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.21          $12.52         $11.45          $9.58
    End of period                          $15.79          $14.80          $13.21         $12.52          $11.45
  Accumulation units outstanding
  at the end of period                    552,336         514,024         489,778         399,894         4,498

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $10.72
    End of period                          $9.58
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.82          $10.49          $9.91           N/A
    End of period                          $12.39          $11.72          $10.82         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    235,521         158,390         173,285         22,558           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $14.07          $12.78          $12.23         $11.37          $9.84
    End of period                          $15.01          $14.07          $12.78         $12.23          $11.37
  Accumulation units outstanding
  at the end of period                    606,388         538,876         513,095         167,583          676

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $10.67
    End of period                          $9.84
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1044)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.23           N/A             N/A            N/A
    End of period                          $11.59          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1044)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1113)

  Accumulation unit value:
    Beginning of period                    $10.94          $9.67            N/A             N/A            N/A
    End of period                          $11.75          $10.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1113)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1144)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.16           N/A             N/A            N/A
    End of period                          $11.89          $11.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      118              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1144)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.55          $10.00           N/A             N/A            N/A
    End of period                          $11.07          $10.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,943           3,107            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(57)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.73          $8.37
    End of period                           N/A             N/A             N/A           $10.95          $10.73
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(57)

  Accumulation unit value:
    Beginning of period                    $10.36
    End of period                          $8.37
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(76)

  Accumulation unit value:
    Beginning of period                    $25.44          $22.80          $22.05         $20.26          $16.98
    End of period                          $26.84          $25.44          $22.80         $22.05          $20.26
  Accumulation units outstanding
  at the end of period                     94,538         101,856          84,050         64,484          3,839

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(76)

  Accumulation unit value:
    Beginning of period                    $18.33
    End of period                          $16.98
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(61)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.80          $11.70         $11.83          $12.00
    End of period                          $12.45          $12.11          $11.80         $11.70          $11.83
  Accumulation units outstanding
  at the end of period                    197,542          70,892          66,821         16,421           122

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(61)

  Accumulation unit value:
    Beginning of period                    $12.08
    End of period                          $12.00
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(494)

  Accumulation unit value:
    Beginning of period                    $20.52          $17.28          $16.28         $14.53           N/A
    End of period                          $21.72          $20.52          $17.28         $16.28           N/A
  Accumulation units outstanding
  at the end of period                     34,628          39,432          26,955         17,334           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $28.71          $25.72          $24.69         $22.89          $17.86
    End of period                          $31.03          $28.71          $25.72         $24.69          $22.89
  Accumulation units outstanding
  at the end of period                     42,408          30,233          27,919         13,720           483

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $22.36
    End of period                          $17.86
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(89)

  Accumulation unit value:
    Beginning of period                    $37.64          $35.91          $32.06         $27.67          $20.33
    End of period                          $43.31          $37.64          $35.91         $32.06          $27.67
  Accumulation units outstanding
  at the end of period                     30,725          25,992          24,523         10,766           809

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(89)

  Accumulation unit value:
    Beginning of period                    $26.14
    End of period                          $20.33
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(61)

  Accumulation unit value:
    Beginning of period                    $15.89          $13.49          $12.94         $11.44          $8.98
    End of period                          $15.73          $15.89          $13.49         $12.94          $11.44
  Accumulation units outstanding
  at the end of period                    161,468         147,216         145,878         35,025          1,470

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(61)

  Accumulation unit value:
    Beginning of period                    $10.90
    End of period                          $8.98
  Accumulation units outstanding
  at the end of period                       -



Accumulation Unit Values
Contract with Endorsements - 1.855%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(795)

  Accumulation unit value:
    Beginning of period                    $12.30          $11.16          $11.56           N/A            N/A
    End of period                          $11.73          $12.30          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                      118             110             105             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(795)

  Accumulation unit value:
    Beginning of period                    $11.06          $8.69           $8.80            N/A            N/A
    End of period                          $10.96          $11.06          $8.69            N/A            N/A
  Accumulation units outstanding
  at the end of period                      125             123             139             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(795)

  Accumulation unit value:
    Beginning of period                    $17.14          $12.46          $11.05           N/A            N/A
    End of period                          $18.70          $17.14          $12.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       73              83              99             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(795)

  Accumulation unit value:
    Beginning of period                    $13.49          $13.13          $10.51           N/A            N/A
    End of period                          $13.90          $13.49          $13.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                      100             103              92             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(795)

  Accumulation unit value:
    Beginning of period                    $20.70          $19.26          $17.41           N/A            N/A
    End of period                          $18.20          $20.70          $19.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                       72              67              64             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(795)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.21          $12.10           N/A            N/A
    End of period                          $15.79          $14.80          $13.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      460             466             463             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.86%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.86          $14.01          $12.90         $11.29          $8.95
    End of period                          $18.17          $16.86          $14.01         $12.90          $11.29
  Accumulation units outstanding
  at the end of period                    106,422          89,053         100,109         106,210        132,887

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $11.68
    End of period                          $8.95
  Accumulation units outstanding
  at the end of period                    102,860

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.60          $11.02         $10.21          $8.00
    End of period                          $13.96          $12.28          $11.60         $11.02          $10.21
  Accumulation units outstanding
  at the end of period                    174,340         131,025         179,781         205,838        161,477

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $9.64
    End of period                          $8.00
  Accumulation units outstanding
  at the end of period                     52,367


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(110)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.34          $7.76
    End of period                           N/A             N/A             N/A            $9.13          $9.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            29,114

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(110)

  Accumulation unit value:
    Beginning of period                    $9.89
    End of period                          $7.76
  Accumulation units outstanding
  at the end of period                     6,642

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(826)

  Accumulation unit value:
    Beginning of period                    $15.47          $11.56          $10.20           N/A            N/A
    End of period                          $12.91          $15.47          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,675          78,784          39,940           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(826)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(113)

  Accumulation unit value:
    Beginning of period                    $14.06          $12.51          $11.76         $11.21          $8.25
    End of period                          $15.37          $14.06          $12.51         $11.76          $11.21
  Accumulation units outstanding
  at the end of period                     84,630          87,159         116,410         121,925        144,060

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(113)

  Accumulation unit value:
    Beginning of period                    $10.63
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                     78,737

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $19.00          $18.44          $16.73         $16.23          $12.22
    End of period                          $20.61          $19.00          $18.44         $16.73          $16.23
  Accumulation units outstanding
  at the end of period                       -             62,535          83,492         80,854          97,840

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $16.06
    End of period                          $12.22
  Accumulation units outstanding
  at the end of period                     26,974


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(113)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.62           $9.22          $7.56
    End of period                           N/A             N/A            $8.74           $9.62          $9.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            124,827        196,906

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(113)

  Accumulation unit value:
    Beginning of period                    $9.34
    End of period                          $7.56
  Accumulation units outstanding
  at the end of period                    151,176

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.78          $9.98           $9.29          $8.32
    End of period                          $12.42          $11.73          $10.78          $9.98          $9.29
  Accumulation units outstanding
  at the end of period                    121,650         138,691         209,021         208,797        160,864

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $9.04
    End of period                          $8.32
  Accumulation units outstanding
  at the end of period                     90,759


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(666)

  Accumulation unit value:
    Beginning of period                    $24.70          $22.21          $22.20         $19.99           N/A
    End of period                          $29.25          $24.70          $22.21         $22.20           N/A
  Accumulation units outstanding
  at the end of period                     22,430          9,704           4,228           5,040           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(666)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,525            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $26.36          $25.67          $24.98         $22.79          $17.14
    End of period                          $28.39          $26.36          $25.67         $24.98          $22.79
  Accumulation units outstanding
  at the end of period                     53,554          45,109          67,164         83,244          62,874

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $20.76
    End of period                          $17.14
  Accumulation units outstanding
  at the end of period                     38,399

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    104,306           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.57           N/A             N/A             N/A            N/A
    End of period                          $10.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,771           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $18.52          $16.79          $16.54         $15.85          $12.97
    End of period                          $18.28          $18.52          $16.79         $16.54          $15.85
  Accumulation units outstanding
  at the end of period                    104,604         109,703          89,776         94,796         124,563

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $16.12
    End of period                          $12.97
  Accumulation units outstanding
  at the end of period                     25,691


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(109)

  Accumulation unit value:
    Beginning of period                    $22.35          $18.96          $18.84         $16.16          $11.76
    End of period                          $24.59          $22.35          $18.96         $18.84          $16.16
  Accumulation units outstanding
  at the end of period                     63,368          56,700          46,237         60,486          54,973

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(109)

  Accumulation unit value:
    Beginning of period                    $15.98
    End of period                          $11.76
  Accumulation units outstanding
  at the end of period                     37,933

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    224,132           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,497            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.90            N/A             N/A            N/A
    End of period                          $10.84          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     83,773          40,409           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,967           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                    $12.59          $10.89          $10.26           N/A            N/A
    End of period                          $11.60          $12.59          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,255          21,701          11,505           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(107)

  Accumulation unit value:
    Beginning of period                    $18.45          $17.95          $17.82         $16.98          $15.24
    End of period                          $19.37          $18.45          $17.95         $17.82          $16.98
  Accumulation units outstanding
  at the end of period                    188,189         161,785         168,455         128,050        111,725

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(107)

  Accumulation unit value:
    Beginning of period                    $14.70
    End of period                          $15.24
  Accumulation units outstanding
  at the end of period                     27,625

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(825)

  Accumulation unit value:
    Beginning of period                    $12.78          $11.25          $10.21           N/A            N/A
    End of period                          $12.89          $12.78          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,367          32,758          27,712           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(825)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.00           N/A             N/A            N/A
    End of period                          $10.48          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     67,420          60,674           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(247)

  Accumulation unit value:
    Beginning of period                    $15.29          $11.80          $10.14          $8.43          $6.16
    End of period                          $16.81          $15.29          $11.80         $10.14          $8.43
  Accumulation units outstanding
  at the end of period                    184,866         232,630         153,243         145,976         84,342

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(247)

  Accumulation unit value:
    Beginning of period                    $6.12
    End of period                          $6.16
  Accumulation units outstanding
  at the end of period                      675


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $23.04          $20.94          $20.10         $17.35          $13.03
    End of period                          $24.41          $23.04          $20.94         $20.10          $17.35
  Accumulation units outstanding
  at the end of period                     31,155          14,919          20,283         24,705          33,366

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $16.63
    End of period                          $13.03
  Accumulation units outstanding
  at the end of period                     7,157

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(107)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.98          $14.91         $14.62          $14.73
    End of period                          $15.85          $15.18          $14.98         $14.91          $14.62
  Accumulation units outstanding
  at the end of period                    158,193         174,605         186,898         228,413        246,063

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(107)

  Accumulation unit value:
    Beginning of period                    $13.65
    End of period                          $14.73
  Accumulation units outstanding
  at the end of period                    215,666


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.13           N/A             N/A            N/A
    End of period                          $14.04          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     85,888          22,634           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(109)

  Accumulation unit value:
    Beginning of period                    $20.07          $17.85          $16.71         $13.65          $10.79
    End of period                          $19.18          $20.07          $17.85         $16.71          $13.65
  Accumulation units outstanding
  at the end of period                    186,426         202,177         297,587         325,666        212,988

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(109)

  Accumulation unit value:
    Beginning of period                    $12.93
    End of period                          $10.79
  Accumulation units outstanding
  at the end of period                    118,377


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(109)

  Accumulation unit value:
    Beginning of period                    $16.70          $14.57          $14.18         $12.52          $9.19
    End of period                          $15.28          $16.70          $14.57         $14.18          $12.52
  Accumulation units outstanding
  at the end of period                    114,524         141,403         187,398         233,561        267,501

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(109)

  Accumulation unit value:
    Beginning of period                    $11.95
    End of period                          $9.19
  Accumulation units outstanding
  at the end of period                    116,883

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                    $10.48           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,761            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(113)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.16          $11.71          $9.79          $7.51
    End of period                          $11.72          $12.29          $11.16         $11.71          $9.79
  Accumulation units outstanding
  at the end of period                    639,081         774,100         844,186         805,224        717,214

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(113)

  Accumulation unit value:
    Beginning of period                    $9.44
    End of period                          $7.51
  Accumulation units outstanding
  at the end of period                    317,029

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(112)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.96          $10.96         $10.78          $10.66
    End of period                          $11.65          $11.15          $10.96         $10.96          $10.78
  Accumulation units outstanding
  at the end of period                    362,408         360,611         428,602         552,371        463,567

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(112)

  Accumulation unit value:
    Beginning of period                    $9.97
    End of period                          $10.66
  Accumulation units outstanding
  at the end of period                    116,168


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(503)

  Accumulation unit value:
    Beginning of period                    $5.89           $4.41           $4.45           $4.13           N/A
    End of period                          $6.03           $5.89           $4.41           $4.45           N/A
  Accumulation units outstanding
  at the end of period                     40,507          51,432          1,222          15,024           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(503)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(478)

  Accumulation unit value:
    Beginning of period                    $11.36          $10.20          $10.65          $9.85          $9.67
    End of period                          $10.27          $11.36          $10.20         $10.65          $9.85
  Accumulation units outstanding
  at the end of period                      701            12,360          21,663          2,506           268

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(478)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $11.06          $8.69           $9.39           $9.30          $7.53
    End of period                          $10.96          $11.06          $8.69           $9.39          $9.30
  Accumulation units outstanding
  at the end of period                    875,959        1,079,437       1,197,910       1,091,274       935,790

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $8.90
    End of period                          $7.53
  Accumulation units outstanding
  at the end of period                    410,448

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.06           N/A             N/A            N/A
    End of period                          $10.40          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    176,338         173,215           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(114)

  Accumulation unit value:
    Beginning of period                    $9.52           $8.30           $8.11           $7.43          $5.86
    End of period                          $9.69           $9.52           $8.30           $8.11          $7.43
  Accumulation units outstanding
  at the end of period                    142,732         160,754         243,879         264,467        209,906

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(114)

  Accumulation unit value:
    Beginning of period                    $7.28
    End of period                          $5.86
  Accumulation units outstanding
  at the end of period                     62,361

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $14.39          $12.35          $11.85         $10.64          $10.43
    End of period                          $11.67          $14.39          $12.35         $11.85          $10.64
  Accumulation units outstanding
  at the end of period                     14,252          24,737          23,957         33,670           387

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(113)

  Accumulation unit value:
    Beginning of period                    $17.14          $12.46          $11.52          $9.16          $7.01
    End of period                          $18.69          $17.14          $12.46         $11.52          $9.16
  Accumulation units outstanding
  at the end of period                    659,466         803,679         853,956         797,216        668,113

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(113)

  Accumulation unit value:
    Beginning of period                    $8.76
    End of period                          $7.01
  Accumulation units outstanding
  at the end of period                    282,233

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.13          $10.54         $10.38          $10.15
    End of period                          $12.26          $11.61          $11.13         $10.54          $10.38
  Accumulation units outstanding
  at the end of period                     63,770          84,276          66,861         65,317          5,231

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1380)

  Accumulation unit value:
    Beginning of period                    $9.51            N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,680            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1380)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(112)

  Accumulation unit value:
    Beginning of period                    $18.39          $14.92          $13.42         $11.44          $8.49
    End of period                          $19.93          $18.39          $14.92         $13.42          $11.44
  Accumulation units outstanding
  at the end of period                    268,110         314,502         361,285         501,065        484,553

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(112)

  Accumulation unit value:
    Beginning of period                    $10.43
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                    164,277


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.81          $11.84          $10.90          $9.68           N/A
    End of period                          $13.74          $13.81          $11.84         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   1,129,647       1,304,053        785,835         74,806           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1154)

  Accumulation unit value:
    Beginning of period                    $10.70          $9.83            N/A             N/A            N/A
    End of period                          $11.93          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,998          16,630           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(710)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.52          $10.82         $10.59           N/A
    End of period                          $12.63          $10.81          $10.52         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     35,332          27,892          34,591          7,115           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,982            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $27.08          $22.84          $17.01         $13.00          $12.78
    End of period                          $35.96          $27.08          $22.84         $17.01          $13.00
  Accumulation units outstanding
  at the end of period                     59,961          72,151          62,493         44,526           399

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(113)

  Accumulation unit value:
    Beginning of period                    $13.49          $13.13          $9.74           $8.44          $7.23
    End of period                          $13.90          $13.49          $13.13          $9.74          $8.44
  Accumulation units outstanding
  at the end of period                    622,404         738,110         857,143         800,188        719,372

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(113)

  Accumulation unit value:
    Beginning of period                    $9.50
    End of period                          $7.23
  Accumulation units outstanding
  at the end of period                    276,246


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.96            N/A             N/A            N/A
    End of period                          $10.74          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,887          28,972           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(112)

  Accumulation unit value:
    Beginning of period                    $15.02          $13.95          $12.69         $11.17          $8.45
    End of period                          $15.84          $15.02          $13.95         $12.69          $11.17
  Accumulation units outstanding
  at the end of period                    323,744         377,127         407,934         546,525        571,390

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(112)

  Accumulation unit value:
    Beginning of period                    $10.56
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                    219,769


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(110)

  Accumulation unit value:
    Beginning of period                    $12.05          $10.66          $10.41          $9.63          $7.68
    End of period                          $12.40          $12.05          $10.66         $10.41          $9.63
  Accumulation units outstanding
  at the end of period                    562,579         692,266         825,814        1,117,373      1,038,480

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(110)

  Accumulation unit value:
    Beginning of period                    $9.17
    End of period                          $7.68
  Accumulation units outstanding
  at the end of period                    301,613

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(113)

  Accumulation unit value:
    Beginning of period                    $20.70          $19.26          $18.01         $16.30          $11.22
    End of period                          $18.19          $20.70          $19.26         $18.01          $16.30
  Accumulation units outstanding
  at the end of period                    384,654         456,880         478,396         444,449        440,702

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(113)

  Accumulation unit value:
    Beginning of period                    $14.55
    End of period                          $11.22
  Accumulation units outstanding
  at the end of period                    189,004

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(112)

  Accumulation unit value:
    Beginning of period                    $15.34          $13.30          $13.00         $11.28          $7.88
    End of period                          $14.74          $15.34          $13.30         $13.00          $11.28
  Accumulation units outstanding
  at the end of period                    282,256         324,271         355,586         508,548        530,792

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(112)

  Accumulation unit value:
    Beginning of period                    $10.37
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                    212,147


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(491)

  Accumulation unit value:
    Beginning of period                    $6.04           $5.63           $5.60           $6.01           N/A
    End of period                          $6.79           $6.04           $5.63           $5.60           N/A
  Accumulation units outstanding
  at the end of period                     46,775          49,646          85,281         59,348           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(491)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(677)

  Accumulation unit value:
    Beginning of period                    $15.06          $15.56          $11.42         $10.02           N/A
    End of period                          $17.66          $15.06          $15.56         $11.42           N/A
  Accumulation units outstanding
  at the end of period                    268,301         324,510         210,973         57,110           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                    $13.13          $11.93          $11.07         $10.05           N/A
    End of period                          $14.27          $13.13          $11.93         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     55,468         117,802         101,147         21,465           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.45          $11.15          $9.63          $6.98
    End of period                          $14.91          $14.29          $12.45         $11.15          $9.63
  Accumulation units outstanding
  at the end of period                    199,645         224,245         230,051         249,403        221,909

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $8.90
    End of period                          $6.98
  Accumulation units outstanding
  at the end of period                    135,922


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $8.90           $8.65           $8.07           $7.89          $6.82
    End of period                          $9.60           $8.90           $8.65           $8.07          $7.89
  Accumulation units outstanding
  at the end of period                       -             78,639          86,484         87,323          78,609

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $8.46
    End of period                          $6.82
  Accumulation units outstanding
  at the end of period                     22,326

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,189           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(107)

  Accumulation unit value:
    Beginning of period                    $13.81          $13.59          $13.54         $13.20          $12.84
    End of period                          $14.67          $13.81          $13.59         $13.54          $13.20
  Accumulation units outstanding
  at the end of period                    583,175         556,400         631,732         668,281        605,514

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(107)

  Accumulation unit value:
    Beginning of period                    $12.24
    End of period                          $12.84
  Accumulation units outstanding
  at the end of period                    285,005

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(115)

  Accumulation unit value:
    Beginning of period                    $23.03          $20.62          $19.32         $17.41          $13.94
    End of period                          $20.96          $23.03          $20.62         $19.32          $17.41
  Accumulation units outstanding
  at the end of period                     9,458           17,365          24,874         23,041          31,520

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(115)

  Accumulation unit value:
    Beginning of period                    $17.22
    End of period                          $13.94
  Accumulation units outstanding
  at the end of period                     2,949


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(107)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.90          $12.79
    End of period                           N/A             N/A             N/A           $15.35          $14.90
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           335,490

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(107)

  Accumulation unit value:
    Beginning of period                    $12.93
    End of period                          $12.79
  Accumulation units outstanding
  at the end of period                     57,468

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.60          $12.63         $12.33           N/A
    End of period                          $13.27          $13.67          $12.60         $12.63           N/A
  Accumulation units outstanding
  at the end of period                    182,665         229,134         298,219         373,769          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $21.67          $19.53          $18.97         $17.61          $14.40
    End of period                          $20.07          $21.67          $19.53         $18.97          $17.61
  Accumulation units outstanding
  at the end of period                     55,564          68,159          87,633         99,195         100,690

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $17.26
    End of period                          $14.40
  Accumulation units outstanding
  at the end of period                     58,132

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.47           $8.16           $7.42           $6.37          $4.86
    End of period                          $8.25           $8.47           $8.16           $7.42          $6.37
  Accumulation units outstanding
  at the end of period                       -             66,456          86,956         78,978          79,115

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $6.57
    End of period                          $4.86
  Accumulation units outstanding
  at the end of period                     21,834


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,760            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(114)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.20          $8.51
    End of period                           N/A             N/A             N/A           $10.35          $10.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           164,170

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(114)

  Accumulation unit value:
    Beginning of period                    $9.67
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                    128,473

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.90          $7.70
    End of period                           N/A             N/A             N/A           $10.06          $9.90
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            32,327

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                    $9.88
    End of period                          $7.70
  Accumulation units outstanding
  at the end of period                     36,938


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(109)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.06          $8.10
    End of period                           N/A             N/A             N/A           $10.24          $10.06
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            85,229

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(109)

  Accumulation unit value:
    Beginning of period                    $9.50
    End of period                          $8.10
  Accumulation units outstanding
  at the end of period                     49,126

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.53           N/A             N/A             N/A            N/A
    End of period                          $10.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,452           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(109)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.24          $8.03
    End of period                           N/A             N/A             N/A           $10.44          $10.24
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           196,503

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(109)

  Accumulation unit value:
    Beginning of period                    $9.90
    End of period                          $8.03
  Accumulation units outstanding
  at the end of period                    141,261


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(109)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.02          $7.88
    End of period                           N/A             N/A             N/A           $10.18          $10.02
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           267,055

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(109)

  Accumulation unit value:
    Beginning of period                    $9.74
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                    195,936

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,486            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(108)

  Accumulation unit value:
    Beginning of period                    $14.85          $13.09          $12.29         $11.12          $8.93
    End of period                          $15.91          $14.85          $13.09         $12.29          $11.12
  Accumulation units outstanding
  at the end of period                    656,454         960,982        1,174,982       1,363,476       432,846

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(108)

  Accumulation unit value:
    Beginning of period                    $10.82
    End of period                          $8.93
  Accumulation units outstanding
  at the end of period                    247,080

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.49          $10.30          $9.95           N/A
    End of period                          $11.59          $11.11          $10.49         $10.30           N/A
  Accumulation units outstanding
  at the end of period                    218,448         109,396          59,622          2,989           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $14.79          $13.20          $12.52         $11.45          $9.58
    End of period                          $15.78          $14.79          $13.20         $12.52          $11.45
  Accumulation units outstanding
  at the end of period                   1,398,219       1,521,179       1,884,046       2,092,735      1,798,215

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $11.01
    End of period                          $9.58
  Accumulation units outstanding
  at the end of period                   1,562,842

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(678)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.81          $10.49          $9.97           N/A
    End of period                          $12.39          $11.72          $10.81         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    202,042          86,141          30,792          2,703           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $14.06          $12.77          $12.22         $11.36          $9.83
    End of period                          $14.99          $14.06          $12.77         $12.22          $11.36
  Accumulation units outstanding
  at the end of period                    982,986        1,082,106       1,503,085       1,426,480      1,325,854

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $10.78
    End of period                          $9.83
  Accumulation units outstanding
  at the end of period                    533,868

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1162)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.32           N/A             N/A            N/A
    End of period                          $11.89          $11.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      577            1,881            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,388            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(115)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.73          $8.37
    End of period                           N/A             N/A             N/A           $10.94          $10.73
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            79,032

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(115)

  Accumulation unit value:
    Beginning of period                    $10.68
    End of period                          $8.37
  Accumulation units outstanding
  at the end of period                     13,184

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $25.40          $22.77          $22.03         $20.24          $16.96
    End of period                          $26.80          $25.40          $22.77         $22.03          $20.24
  Accumulation units outstanding
  at the end of period                    230,189         208,242         258,602         244,818        148,408

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $18.30
    End of period                          $16.96
  Accumulation units outstanding
  at the end of period                     92,571


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(107)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.80          $11.70         $11.83          $12.00
    End of period                          $12.45          $12.11          $11.80         $11.70          $11.83
  Accumulation units outstanding
  at the end of period                    771,425         461,559         109,775         219,326        160,964

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(107)

  Accumulation unit value:
    Beginning of period                    $12.07
    End of period                          $12.00
  Accumulation units outstanding
  at the end of period                    350,802

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(212)

  Accumulation unit value:
    Beginning of period                    $20.51          $17.28          $16.28         $14.45          $10.92
    End of period                          $21.71          $20.51          $17.28         $16.28          $14.45
  Accumulation units outstanding
  at the end of period                    114,822         131,490         123,570         128,590         99,372

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(212)

  Accumulation unit value:
    Beginning of period                    $10.72
    End of period                          $10.92
  Accumulation units outstanding
  at the end of period                     1,487


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $28.67          $25.69          $24.67         $22.87          $17.85
    End of period                          $30.99          $28.67          $25.69         $24.67          $22.87
  Accumulation units outstanding
  at the end of period                    229,473         177,709         182,030         143,503        138,451

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $22.00
    End of period                          $17.85
  Accumulation units outstanding
  at the end of period                     30,173

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $37.60          $35.87          $32.03         $27.64          $20.32
    End of period                          $43.26          $37.60          $35.87         $32.03          $27.64
  Accumulation units outstanding
  at the end of period                    115,110         124,443         165,828         186,102        163,479

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $25.16
    End of period                          $20.32
  Accumulation units outstanding
  at the end of period                     62,216


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(107)

  Accumulation unit value:
    Beginning of period                    $15.88          $13.48          $12.94         $11.44          $8.97
    End of period                          $15.72          $15.88          $13.48         $12.94          $11.44
  Accumulation units outstanding
  at the end of period                    423,524         465,057         512,756         543,230        498,153

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(107)

  Accumulation unit value:
    Beginning of period                    $11.18
    End of period                          $8.97
  Accumulation units outstanding
  at the end of period                    199,648

Accumulation Unit Values
Contract with Endorsements - 1.87%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(91)

  Accumulation unit value:
    Beginning of period                    $16.84          $14.00          $12.88         $11.28          $8.95
    End of period                          $18.15          $16.84          $14.00         $12.88          $11.28
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(91)

  Accumulation unit value:
    Beginning of period                    $11.44
    End of period                          $8.95
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(62)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.60          $11.02         $10.21          $8.00
    End of period                          $13.95          $12.28          $11.60         $11.02          $10.21
  Accumulation units outstanding
  at the end of period                     2,086           2,176           2,273           2,377          2,486

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(62)

  Accumulation unit value:
    Beginning of period                    $10.29
    End of period                          $8.00
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(46)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.34          $7.76
    End of period                           N/A             N/A             N/A            $9.12          $9.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(46)

  Accumulation unit value:
    Beginning of period                    $10.53
    End of period                          $7.76
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(66)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.51          $11.75         $11.21          $8.25
    End of period                          $15.36          $14.05          $12.51         $11.75          $11.21
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(66)

  Accumulation unit value:
    Beginning of period                    $10.93
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(62)

  Accumulation unit value:
    Beginning of period                    $18.98          $18.42          $16.71         $16.21          $12.21
    End of period                          $20.59          $18.98          $18.42         $16.71          $16.21
  Accumulation units outstanding
  at the end of period                       -               73              75             75              -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(62)

  Accumulation unit value:
    Beginning of period                    $17.15
    End of period                          $12.21
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(49)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.62           $9.22          $7.55
    End of period                           N/A             N/A            $8.73           $9.62          $9.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $10.00
    End of period                          $7.55
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(44)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.78          $9.97           $9.29          $8.32
    End of period                          $12.41          $11.72          $10.78          $9.97          $9.29
  Accumulation units outstanding
  at the end of period                     9,424           16,820          13,888           143            118

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(44)

  Accumulation unit value:
    Beginning of period                    $8.93
    End of period                          $8.32
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(44)

  Accumulation unit value:
    Beginning of period                    $26.33          $25.64          $24.96         $22.77          $17.13
    End of period                          $28.35          $26.33          $25.64         $24.96          $22.77
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(44)

  Accumulation unit value:
    Beginning of period                    $23.80
    End of period                          $17.13
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(44)

  Accumulation unit value:
    Beginning of period                    $18.50          $16.77          $16.53         $15.84          $12.96
    End of period                          $18.26          $18.50          $16.77         $16.53          $15.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(44)

  Accumulation unit value:
    Beginning of period                    $16.20
    End of period                          $12.96
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(49)

  Accumulation unit value:
    Beginning of period                    $22.33          $18.94          $18.82         $16.14          $11.75
    End of period                          $24.56          $22.33          $18.94         $18.82          $16.14
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(49)

  Accumulation unit value:
    Beginning of period                    $14.92
    End of period                          $11.75
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      650             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(44)

  Accumulation unit value:
    Beginning of period                    $18.43          $17.93          $17.80         $16.97          $15.23
    End of period                          $19.35          $18.43          $17.93         $17.80          $16.97
  Accumulation units outstanding
  at the end of period                     7,234           10,330          8,209           8,188            -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(44)

  Accumulation unit value:
    Beginning of period                    $14.43
    End of period                          $15.23
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(421)

  Accumulation unit value:
    Beginning of period                    $15.28          $11.79          $10.13          $8.43          $7.18
    End of period                          $16.79          $15.28          $11.79         $10.13          $8.43
  Accumulation units outstanding
  at the end of period                     4,582           4,714           4,975           5,263          2,137

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(82)

  Accumulation unit value:
    Beginning of period                    $23.01          $20.92          $20.08         $17.34          $13.02
    End of period                          $24.38          $23.01          $20.92         $20.08          $17.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(82)

  Accumulation unit value:
    Beginning of period                    $16.83
    End of period                          $13.02
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(44)

  Accumulation unit value:
    Beginning of period                    $15.16          $14.96          $14.89         $14.61          $14.71
    End of period                          $15.83          $15.16          $14.96         $14.89          $14.61
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(44)

  Accumulation unit value:
    Beginning of period                    $13.60
    End of period                          $14.71
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(46)

  Accumulation unit value:
    Beginning of period                    $20.05          $17.83          $16.70         $13.64          $10.78
    End of period                          $19.17          $20.05          $17.83         $16.70          $13.64
  Accumulation units outstanding
  at the end of period                      630             638            2,522           2,648            -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(46)

  Accumulation unit value:
    Beginning of period                    $12.89
    End of period                          $10.78
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(46)

  Accumulation unit value:
    Beginning of period                    $16.69          $14.56          $14.17         $12.51          $9.18
    End of period                          $15.26          $16.69          $14.56         $14.17          $12.51
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(46)

  Accumulation unit value:
    Beginning of period                    $11.31
    End of period                          $9.18
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(517)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.15          $11.70          $9.93           N/A
    End of period                          $11.71          $12.28          $11.15         $11.70           N/A
  Accumulation units outstanding
  at the end of period                     8,416           29,501          33,310         33,377           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(72)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.96          $10.96         $10.78          $10.66
    End of period                          $11.64          $11.15          $10.96         $10.96          $10.78
  Accumulation units outstanding
  at the end of period                       -               -               -              869             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(72)

  Accumulation unit value:
    Beginning of period                    $9.85
    End of period                          $10.66
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                    $5.89           $4.41           $4.45           $3.92           N/A
    End of period                          $6.03           $5.89           $4.41           $4.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(598)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.19          $10.64          $9.79           N/A
    End of period                          $10.26          $11.35          $10.19         $10.64           N/A
  Accumulation units outstanding
  at the end of period                      265             411             402             395            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(62)

  Accumulation unit value:
    Beginning of period                    $11.05          $8.69           $9.39           $9.30          $7.53
    End of period                          $10.96          $11.05          $8.69           $9.39          $9.30
  Accumulation units outstanding
  at the end of period                     1,855           1,994           3,211          23,516            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(62)

  Accumulation unit value:
    Beginning of period                    $8.92
    End of period                          $7.53
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(67)

  Accumulation unit value:
    Beginning of period                    $9.51           $8.29           $8.11           $7.42          $5.86
    End of period                          $9.69           $9.51           $8.29           $8.11          $7.42
  Accumulation units outstanding
  at the end of period                     8,254           8,061           5,561             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(67)

  Accumulation unit value:
    Beginning of period                    $7.86
    End of period                          $5.86
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(598)

  Accumulation unit value:
    Beginning of period                    $14.38          $12.34          $11.85         $10.67           N/A
    End of period                          $11.66          $14.38          $12.34         $11.85           N/A
  Accumulation units outstanding
  at the end of period                      239             359             363             358            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(520)

  Accumulation unit value:
    Beginning of period                    $17.13          $12.45          $11.51         $10.10           N/A
    End of period                          $18.68          $17.13          $12.45         $11.51           N/A
  Accumulation units outstanding
  at the end of period                     16,060          23,475          24,804         24,058           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(520)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(528)

  Accumulation unit value:
    Beginning of period                    $11.60          $11.12          $10.53         $10.80           N/A
    End of period                          $12.25          $11.60          $11.12         $10.53           N/A
  Accumulation units outstanding
  at the end of period                     2,316           2,072           2,836           2,760           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(72)

  Accumulation unit value:
    Beginning of period                    $18.39          $14.92          $13.41         $11.44          $8.49
    End of period                          $19.92          $18.39          $14.92         $13.41          $11.44
  Accumulation units outstanding
  at the end of period                     19,393          25,921          23,900         18,423          13,679

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(72)

  Accumulation unit value:
    Beginning of period                    $10.36
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                     7,768


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $14.39           N/A             N/A             N/A            N/A
    End of period                          $13.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,190            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.40           N/A             N/A             N/A            N/A
    End of period                          $11.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      286             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(528)

  Accumulation unit value:
    Beginning of period                    $27.06          $22.82          $17.00         $14.00           N/A
    End of period                          $35.93          $27.06          $22.82         $17.00           N/A
  Accumulation units outstanding
  at the end of period                     2,525           2,525           3,071           4,316           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(525)

  Accumulation unit value:
    Beginning of period                    $13.48          $13.12          $9.74           $8.60           N/A
    End of period                          $13.89          $13.48          $13.12          $9.74           N/A
  Accumulation units outstanding
  at the end of period                     3,427           3,552           3,882           7,030           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(44)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.94          $12.69         $11.16          $8.45
    End of period                          $15.83          $15.01          $13.94         $12.69          $11.16
  Accumulation units outstanding
  at the end of period                     27,720          39,635          43,162         44,648          17,187

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(44)

  Accumulation unit value:
    Beginning of period                    $10.04
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                     9,865


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(44)

  Accumulation unit value:
    Beginning of period                    $12.00          $10.62          $10.37          $9.60          $7.65
    End of period                          $12.35          $12.00          $10.62         $10.37          $9.60
  Accumulation units outstanding
  at the end of period                     26,551          28,156          28,372         33,725          22,656

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(44)

  Accumulation unit value:
    Beginning of period                    $9.76
    End of period                          $7.65
  Accumulation units outstanding
  at the end of period                     13,070

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(520)

  Accumulation unit value:
    Beginning of period                    $20.68          $19.25          $18.00         $15.70           N/A
    End of period                          $18.18          $20.68          $19.25         $18.00           N/A
  Accumulation units outstanding
  at the end of period                     1,800           3,181           5,637           9,723           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(520)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(44)

  Accumulation unit value:
    Beginning of period                    $15.34          $13.30          $13.00         $11.28          $7.88
    End of period                          $14.73          $15.34          $13.30         $13.00          $11.28
  Accumulation units outstanding
  at the end of period                     18,225          18,225          18,225         21,436          18,225

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(44)

  Accumulation unit value:
    Beginning of period                    $9.93
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                     10,484


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(528)

  Accumulation unit value:
    Beginning of period                    $6.04           $5.62           $5.59           $5.64           N/A
    End of period                          $6.79           $6.04           $5.62           $5.59           N/A
  Accumulation units outstanding
  at the end of period                      489             773            2,135           2,103           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(826)

  Accumulation unit value:
    Beginning of period                    $15.06          $15.56          $11.93           N/A            N/A
    End of period                          $17.66          $15.06          $15.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,886           8,604           10,687           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(826)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1172)

  Accumulation unit value:
    Beginning of period                    $13.13          $12.42           N/A             N/A            N/A
    End of period                          $14.27          $13.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,274           1,818            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1172)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $14.28          $12.44          $11.14          $9.63          $6.98
    End of period                          $14.90          $14.28          $12.44         $11.14          $9.63
  Accumulation units outstanding
  at the end of period                      131             133             121             105             87

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $8.64
    End of period                          $6.98
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $8.90           $8.64           $8.06           $7.88          $6.82
    End of period                          $9.60           $8.90           $8.64           $8.06          $7.88
  Accumulation units outstanding
  at the end of period                       -              168             149             128            105

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $8.67
    End of period                          $6.82
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(43)

  Accumulation unit value:
    Beginning of period                    $13.79          $13.58          $13.53         $13.19          $12.83
    End of period                          $14.65          $13.79          $13.58         $13.53          $13.19
  Accumulation units outstanding
  at the end of period                     9,352           4,492           9,257          16,522            -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(43)

  Accumulation unit value:
    Beginning of period                    $12.17
    End of period                          $12.83
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $23.00          $20.60          $19.30         $17.39          $13.93
    End of period                          $20.93          $23.00          $20.60         $19.30          $17.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $17.92
    End of period                          $13.93
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(44)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.89          $12.78
    End of period                           N/A             N/A             N/A           $15.34          $14.89
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(44)

  Accumulation unit value:
    Beginning of period                    $12.74
    End of period                          $12.78
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.72          $12.65          $12.67         $12.33           N/A
    End of period                          $13.31          $13.72          $12.65         $12.67           N/A
  Accumulation units outstanding
  at the end of period                     1,790           5,913           5,935           5,884           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(44)

  Accumulation unit value:
    Beginning of period                    $21.65          $19.51          $18.95         $17.59          $14.39
    End of period                          $20.05          $21.65          $19.51         $18.95          $17.59
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(44)

  Accumulation unit value:
    Beginning of period                    $17.68
    End of period                          $14.39
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(49)

  Accumulation unit value:
    Beginning of period                    $8.47           $8.16           $7.41           $6.37          $4.86
    End of period                          $8.24           $8.47           $8.16           $7.41          $6.37
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(49)

  Accumulation unit value:
    Beginning of period                    $6.47
    End of period                          $4.86
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(42)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19          $8.51
    End of period                           N/A             N/A             N/A           $10.35          $10.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(42)

  Accumulation unit value:
    Beginning of period                    $9.92
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(41)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.90          $7.70
    End of period                           N/A             N/A             N/A           $10.06          $9.90
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(41)

  Accumulation unit value:
    Beginning of period                    $9.93
    End of period                          $7.70
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(89)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.06          $8.10
    End of period                           N/A             N/A             N/A           $10.24          $10.06
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(89)

  Accumulation unit value:
    Beginning of period                    $9.94
    End of period                          $8.10
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(76)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.24          $8.03
    End of period                           N/A             N/A             N/A           $10.43          $10.24
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(76)

  Accumulation unit value:
    Beginning of period                    $10.75
    End of period                          $8.03
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(52)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.01          $7.87
    End of period                           N/A             N/A             N/A           $10.17          $10.01
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             196

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(52)

  Accumulation unit value:
    Beginning of period                    $10.01
    End of period                          $7.87
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(71)

  Accumulation unit value:
    Beginning of period                    $14.84          $13.08          $12.28         $11.11          $8.93
    End of period                          $15.89          $14.84          $13.08         $12.28          $11.11
  Accumulation units outstanding
  at the end of period                     2,499           2,488           2,462           2,429            50

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(71)

  Accumulation unit value:
    Beginning of period                    $11.32
    End of period                          $8.93
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(42)

  Accumulation unit value:
    Beginning of period                    $14.78          $13.19          $12.51         $11.44          $9.57
    End of period                          $15.76          $14.78          $13.19         $12.51          $11.44
  Accumulation units outstanding
  at the end of period                      732             735             738             741             -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(42)

  Accumulation unit value:
    Beginning of period                    $11.03
    End of period                          $9.57
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(42)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.88          $12.33         $11.46          $9.92
    End of period                          $15.12          $14.18          $12.88         $12.33          $11.46
  Accumulation units outstanding
  at the end of period                       -              431             431             431            431

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(42)

  Accumulation unit value:
    Beginning of period                    $10.85
    End of period                          $9.92
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(85)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.72          $8.37
    End of period                           N/A             N/A             N/A           $10.93          $10.72
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(85)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $8.37
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(44)

  Accumulation unit value:
    Beginning of period                    $25.37          $22.75          $22.01         $20.22          $16.95
    End of period                          $26.77          $25.37          $22.75         $22.01          $20.22
  Accumulation units outstanding
  at the end of period                     3,979           5,328           5,485          11,711            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(44)

  Accumulation unit value:
    Beginning of period                    $17.71
    End of period                          $16.95
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(59)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.78          $11.68         $11.81          $11.98
    End of period                          $12.42          $12.08          $11.78         $11.68          $11.81
  Accumulation units outstanding
  at the end of period                     62,040          7,819           2,534           2,534            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(59)

  Accumulation unit value:
    Beginning of period                    $12.06
    End of period                          $11.98
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(531)

  Accumulation unit value:
    Beginning of period                    $20.50          $17.27          $16.27         $15.08           N/A
    End of period                          $21.70          $20.50          $17.27         $16.27           N/A
  Accumulation units outstanding
  at the end of period                      148             161             165             165            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(44)

  Accumulation unit value:
    Beginning of period                    $28.64          $25.66          $24.65         $22.85          $17.84
    End of period                          $30.95          $28.64          $25.66         $24.65          $22.85
  Accumulation units outstanding
  at the end of period                     5,326           2,531            572             591             -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(44)

  Accumulation unit value:
    Beginning of period                    $22.54
    End of period                          $17.84
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $37.56          $35.83          $31.99         $27.62          $20.30
    End of period                          $43.20          $37.56          $35.83         $31.99          $27.62
  Accumulation units outstanding
  at the end of period                      599             619             649             680            497

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $24.50
    End of period                          $20.30
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(44)

  Accumulation unit value:
    Beginning of period                    $15.87          $13.47          $12.93         $11.44          $8.97
    End of period                          $15.71          $15.87          $13.47         $12.93          $11.44
  Accumulation units outstanding
  at the end of period                     5,334           9,597           9,743           6,986            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(44)

  Accumulation unit value:
    Beginning of period                    $10.77
    End of period                          $8.97
  Accumulation units outstanding
  at the end of period                       -

Accumulation Unit Values
Contract with Endorsements - 1.88%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $12.78           N/A             N/A             N/A            N/A
    End of period                          $13.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      281             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                    $16.20           N/A             N/A             N/A            N/A
    End of period                          $12.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      133             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $18.64           N/A             N/A             N/A            N/A
    End of period                          $19.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      578             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $14.30           N/A             N/A             N/A            N/A
    End of period                          $12.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,855            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,745            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $17.49           N/A             N/A             N/A            N/A
    End of period                          $16.77           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,544            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $15.34           N/A             N/A             N/A            N/A
    End of period                          $15.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      234             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $22.68           N/A             N/A             N/A            N/A
    End of period                          $19.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,175            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(799)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.14          $11.50           N/A            N/A
    End of period                          $11.70          $12.27          $11.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                      960             907             468             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(799)

  Accumulation unit value:
    Beginning of period                    $11.04          $8.68           $8.81            N/A            N/A
    End of period                          $10.94          $11.04          $8.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,392           1,021            614             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $11.44           N/A             N/A             N/A            N/A
    End of period                          $10.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,392            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(799)

  Accumulation unit value:
    Beginning of period                    $17.11          $12.44          $11.02           N/A            N/A
    End of period                          $18.66          $17.11          $12.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,804            694             464             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(799)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.11          $10.82           N/A            N/A
    End of period                          $13.87          $13.46          $13.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                      849             815             453             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.58            N/A             N/A             N/A            N/A
    End of period                          $10.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,573            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(799)

  Accumulation unit value:
    Beginning of period                    $20.66          $19.23          $17.31           N/A            N/A
    End of period                          $18.16          $20.66          $19.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,403            566             296             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                    $13.78           N/A             N/A             N/A            N/A
    End of period                          $17.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      947             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.95           N/A             N/A             N/A            N/A
    End of period                          $14.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,287            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                    $14.15           N/A             N/A             N/A            N/A
    End of period                          $13.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      254             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $16.52           N/A             N/A             N/A            N/A
    End of period                          $15.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,730            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(799)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.18          $12.09           N/A            N/A
    End of period                          $15.75          $14.76          $13.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                      992            1,001            845             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1018)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.07           N/A             N/A            N/A
    End of period                          $12.38          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,357           2,255            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1018)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(799)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.75          $11.88           N/A            N/A
    End of period                          $14.96          $14.03          $12.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,047           1,042           1,029            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $21.66           N/A             N/A             N/A            N/A
    End of period                          $21.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,334            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $30.02           N/A             N/A             N/A            N/A
    End of period                          $30.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      144             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $16.77           N/A             N/A             N/A            N/A
    End of period                          $15.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      257             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.885%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1288)

  Accumulation unit value:
    Beginning of period                    $17.37           N/A             N/A             N/A            N/A
    End of period                          $18.11           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,920           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1252)

  Accumulation unit value:
    Beginning of period                    $12.53           N/A             N/A             N/A            N/A
    End of period                          $13.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,313           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1262)

  Accumulation unit value:
    Beginning of period                    $16.33           N/A             N/A             N/A            N/A
    End of period                          $12.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,347           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(1305)

  Accumulation unit value:
    Beginning of period                    $15.06           N/A             N/A             N/A            N/A
    End of period                          $15.35           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,843           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(1305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1265)

  Accumulation unit value:
    Beginning of period                    $11.67           N/A             N/A             N/A            N/A
    End of period                          $12.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      946             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1265)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1433)

  Accumulation unit value:
    Beginning of period                    $30.95           N/A             N/A             N/A            N/A
    End of period                          $29.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,893            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1302)

  Accumulation unit value:
    Beginning of period                    $27.37           N/A             N/A             N/A            N/A
    End of period                          $28.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,493            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division(1271)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $13.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,979           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division(1271)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division(1371)

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $10.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,057           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division(1371)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity
Division(1380)

  Accumulation unit value:
    Beginning of period                    $18.27           N/A             N/A             N/A            N/A
    End of period                          $18.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       53             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity
Division(1380)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1252)

  Accumulation unit value:
    Beginning of period                    $23.23           N/A             N/A             N/A            N/A
    End of period                          $24.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,588           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division(1256)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    270,025           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division(1256)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division(1310)

  Accumulation unit value:
    Beginning of period                    $10.41           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,577           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division(1310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1265)

  Accumulation unit value:
    Beginning of period                    $10.86           N/A             N/A             N/A            N/A
    End of period                          $10.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,310           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1265)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division(1262)

  Accumulation unit value:
    Beginning of period                    $9.92            N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,725           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1262)

  Accumulation unit value:
    Beginning of period                    $12.84           N/A             N/A             N/A            N/A
    End of period                          $11.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,084            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1252)

  Accumulation unit value:
    Beginning of period                    $18.40           N/A             N/A             N/A            N/A
    End of period                          $19.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,916           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1288)

  Accumulation unit value:
    Beginning of period                    $13.52           N/A             N/A             N/A            N/A
    End of period                          $12.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,832           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1262)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,190           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1252)

  Accumulation unit value:
    Beginning of period                    $15.66           N/A             N/A             N/A            N/A
    End of period                          $16.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,828           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1301)

  Accumulation unit value:
    Beginning of period                    $24.88           N/A             N/A             N/A            N/A
    End of period                          $24.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,538            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1301)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(1331)

  Accumulation unit value:
    Beginning of period                    $14.96           N/A             N/A             N/A            N/A
    End of period                          $15.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,356            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(1331)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1275)

  Accumulation unit value:
    Beginning of period                    $10.78           N/A             N/A             N/A            N/A
    End of period                          $14.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,856           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1275)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(1252)

  Accumulation unit value:
    Beginning of period                    $21.00           N/A             N/A             N/A            N/A
    End of period                          $19.14           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,926           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1275)

  Accumulation unit value:
    Beginning of period                    $16.56           N/A             N/A             N/A            N/A
    End of period                          $15.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,409            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1275)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1392)

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,218           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1392)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1247)

  Accumulation unit value:
    Beginning of period                    $12.36           N/A             N/A             N/A            N/A
    End of period                          $11.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    236,111           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1247)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(1269)

  Accumulation unit value:
    Beginning of period                    $11.25           N/A             N/A             N/A            N/A
    End of period                          $11.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,188           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(1269)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1306)

  Accumulation unit value:
    Beginning of period                    $6.37            N/A             N/A             N/A            N/A
    End of period                          $6.02            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,045            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(1371)

  Accumulation unit value:
    Beginning of period                    $10.93           N/A             N/A             N/A            N/A
    End of period                          $10.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      576             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(1371)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(1247)

  Accumulation unit value:
    Beginning of period                    $11.35           N/A             N/A             N/A            N/A
    End of period                          $10.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    317,384           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(1247)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1257)

  Accumulation unit value:
    Beginning of period                    $12.10           N/A             N/A             N/A            N/A
    End of period                          $10.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,437           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1257)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(1296)

  Accumulation unit value:
    Beginning of period                    $9.86            N/A             N/A             N/A            N/A
    End of period                          $9.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,456            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(1296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1288)

  Accumulation unit value:
    Beginning of period                    $14.03           N/A             N/A             N/A            N/A
    End of period                          $11.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,220           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1247)

  Accumulation unit value:
    Beginning of period                    $17.70           N/A             N/A             N/A            N/A
    End of period                          $18.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    218,434           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1247)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(1262)

  Accumulation unit value:
    Beginning of period                    $11.63           N/A             N/A             N/A            N/A
    End of period                          $12.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,231            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1350)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,763            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(1262)

  Accumulation unit value:
    Beginning of period                    $18.58           N/A             N/A             N/A            N/A
    End of period                          $19.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,266           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1249)

  Accumulation unit value:
    Beginning of period                    $13.93           N/A             N/A             N/A            N/A
    End of period                          $13.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    701,722           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1249)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1262)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $11.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    110,340           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1262)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $12.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,982            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $11.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,668            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1262)

  Accumulation unit value:
    Beginning of period                    $26.26           N/A             N/A             N/A            N/A
    End of period                          $35.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,834           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(1247)

  Accumulation unit value:
    Beginning of period                    $13.51           N/A             N/A             N/A            N/A
    End of period                          $13.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    207,605           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(1247)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1368)

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $10.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,377           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1269)

  Accumulation unit value:
    Beginning of period                    $15.49           N/A             N/A             N/A            N/A
    End of period                          $15.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,194           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1269)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index
Division(1269)

  Accumulation unit value:
    Beginning of period                    $11.84           N/A             N/A             N/A            N/A
    End of period                          $12.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,907           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index
Division(1269)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1332)

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,073            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1332)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1247)

  Accumulation unit value:
    Beginning of period                    $19.88           N/A             N/A             N/A            N/A
    End of period                          $18.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    144,958           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1247)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(1262)

  Accumulation unit value:
    Beginning of period                    $15.39           N/A             N/A             N/A            N/A
    End of period                          $14.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,178            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1296)

  Accumulation unit value:
    Beginning of period                    $6.14            N/A             N/A             N/A            N/A
    End of period                          $6.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,178           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1237)

  Accumulation unit value:
    Beginning of period                    $14.08           N/A             N/A             N/A            N/A
    End of period                          $17.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    490,824           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1237)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1290)

  Accumulation unit value:
    Beginning of period                    $13.14           N/A             N/A             N/A            N/A
    End of period                          $14.26           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,325           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1262)

  Accumulation unit value:
    Beginning of period                    $14.16           N/A             N/A             N/A            N/A
    End of period                          $14.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,980            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return
Division(1335)

  Accumulation unit value:
    Beginning of period                    $9.91            N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,873           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return
Division(1335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1252)

  Accumulation unit value:
    Beginning of period                    $13.73           N/A             N/A             N/A            N/A
    End of period                          $14.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,945           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1252)

  Accumulation unit value:
    Beginning of period                    $13.94           N/A             N/A             N/A            N/A
    End of period                          $13.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,227           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(1363)

  Accumulation unit value:
    Beginning of period                    $22.84           N/A             N/A             N/A            N/A
    End of period                          $20.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      951             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(1363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,937            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Growth Division(1328)

  Accumulation unit value:
    Beginning of period                    $10.80           N/A             N/A             N/A            N/A
    End of period                          $10.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,495            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Growth Division(1328)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division(1290)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $10.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,791            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division(1290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division(1291)

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,072            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division(1291)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,712           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(1283)

  Accumulation unit value:
    Beginning of period                    $15.11           N/A             N/A             N/A            N/A
    End of period                          $15.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,084            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(1283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1283)

  Accumulation unit value:
    Beginning of period                    $11.24           N/A             N/A             N/A            N/A
    End of period                          $11.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,916            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(1279)

  Accumulation unit value:
    Beginning of period                    $15.15           N/A             N/A             N/A            N/A
    End of period                          $15.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,974           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(1279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1237)

  Accumulation unit value:
    Beginning of period                    $11.78           N/A             N/A             N/A            N/A
    End of period                          $12.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,920           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1237)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1250)

  Accumulation unit value:
    Beginning of period                    $14.26           N/A             N/A             N/A            N/A
    End of period                          $14.95           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     93,311           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1250)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1297)

  Accumulation unit value:
    Beginning of period                    $11.27           N/A             N/A             N/A            N/A
    End of period                          $11.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,920            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1297)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1277)

  Accumulation unit value:
    Beginning of period                    $11.32           N/A             N/A             N/A            N/A
    End of period                          $11.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,604            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1277)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1290)

  Accumulation unit value:
    Beginning of period                    $10.76           N/A             N/A             N/A            N/A
    End of period                          $11.07           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,738            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,645            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(1291)

  Accumulation unit value:
    Beginning of period                    $25.79           N/A             N/A             N/A            N/A
    End of period                          $26.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,760           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(1291)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1241)

  Accumulation unit value:
    Beginning of period                    $12.09           N/A             N/A             N/A            N/A
    End of period                          $12.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,736           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1241)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1252)

  Accumulation unit value:
    Beginning of period                    $21.04           N/A             N/A             N/A            N/A
    End of period                          $21.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,730           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1252)

  Accumulation unit value:
    Beginning of period                    $29.03           N/A             N/A             N/A            N/A
    End of period                          $30.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,029           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(1252)

  Accumulation unit value:
    Beginning of period                    $38.83           N/A             N/A             N/A            N/A
    End of period                          $43.12           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,640           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(1252)

  Accumulation unit value:
    Beginning of period                    $16.19           N/A             N/A             N/A            N/A
    End of period                          $15.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,598            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 1.895%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(274)

  Accumulation unit value:
    Beginning of period                    $16.79          $13.96          $12.85         $11.26          $8.36
    End of period                          $18.09          $16.79          $13.96         $12.85          $11.26
  Accumulation units outstanding
  at the end of period                     20,531          22,766          20,866         19,545          16,113

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.59          $11.01         $10.20          $8.38
    End of period                          $13.93          $12.26          $11.59         $11.01          $10.20
  Accumulation units outstanding
  at the end of period                     62,985          51,672          52,939         50,046          46,241

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(323)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.34          $8.05
    End of period                           N/A             N/A             N/A            $9.12          $9.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,100

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(323)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(886)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.55          $11.07           N/A            N/A
    End of period                          $12.89          $15.46          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,234          13,559          4,626            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(886)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $14.04          $12.49          $11.74         $11.20          $8.03
    End of period                          $15.34          $14.04          $12.49         $11.74          $11.20
  Accumulation units outstanding
  at the end of period                     16,496          17,338          15,702         24,130          10,902

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $18.93          $18.37          $16.67         $16.18          $12.69
    End of period                          $20.53          $18.93          $18.37         $16.67          $16.18
  Accumulation units outstanding
  at the end of period                       -             17,968          17,708         19,296          35,174

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(382)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.60           $9.20          $8.49
    End of period                           N/A             N/A            $8.72           $9.60          $9.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             6,135          3,619

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(293)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.76          $9.96           $9.28          $8.35
    End of period                          $12.39          $11.70          $10.76          $9.96          $9.28
  Accumulation units outstanding
  at the end of period                     56,648          62,177          62,728         69,675          56,438

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1172)

  Accumulation unit value:
    Beginning of period                    $24.60          $23.66           N/A             N/A            N/A
    End of period                          $29.12          $24.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      831              54             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1172)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1461)

  Accumulation unit value:
    Beginning of period                    $9.48            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,502            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(312)

  Accumulation unit value:
    Beginning of period                    $26.25          $25.57          $24.90         $22.72          $17.94
    End of period                          $28.26          $26.25          $25.57         $24.90          $22.72
  Accumulation units outstanding
  at the end of period                     7,410           5,033           4,075          11,084          8,653

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $13.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,758           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $10.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      255             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(293)

  Accumulation unit value:
    Beginning of period                    $18.45          $16.73          $16.50         $15.81          $13.09
    End of period                          $18.21          $18.45          $16.73         $16.50          $15.81
  Accumulation units outstanding
  at the end of period                     15,479          15,595          17,807         17,073          20,050

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(329)

  Accumulation unit value:
    Beginning of period                    $22.27          $18.90          $18.79         $16.12          $12.68
    End of period                          $24.49          $22.27          $18.90         $18.79          $16.12
  Accumulation units outstanding
  at the end of period                     16,300          11,039          14,586         25,500          8,843

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(329)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    167,169           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.61            N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,503           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.84            N/A             N/A            N/A
    End of period                          $10.83          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,843          1,807            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,809           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                    $12.58          $10.89          $10.89           N/A            N/A
    End of period                          $11.59          $12.58          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,850          9,801           2,537            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(303)

  Accumulation unit value:
    Beginning of period                    $18.37          $17.89          $17.76         $16.93          $15.83
    End of period                          $19.29          $18.37          $17.89         $17.76          $16.93
  Accumulation units outstanding
  at the end of period                     36,613          38,022          36,669         30,412          32,910

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.25          $10.53           N/A            N/A
    End of period                          $12.88          $12.77          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,620          11,606          5,382            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.97            N/A             N/A            N/A
    End of period                          $10.47          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,030           5,262            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(293)

  Accumulation unit value:
    Beginning of period                    $15.25          $11.77          $10.12          $8.41          $5.83
    End of period                          $16.75          $15.25          $11.77         $10.12          $8.41
  Accumulation units outstanding
  at the end of period                     48,141          44,211          25,289         37,855          22,379

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(317)

  Accumulation unit value:
    Beginning of period                    $22.94          $20.87          $20.03         $17.30          $13.74
    End of period                          $24.30          $22.94          $20.87         $20.03          $17.30
  Accumulation units outstanding
  at the end of period                     9,881           2,726           3,017           1,969          1,773

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(293)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.92          $14.86         $14.58          $14.56
    End of period                          $15.78          $15.12          $14.92         $14.86          $14.58
  Accumulation units outstanding
  at the end of period                     37,773          28,714          35,795         32,246          34,333

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1098)

  Accumulation unit value:
    Beginning of period                    $10.85          $8.30            N/A             N/A            N/A
    End of period                          $14.04          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,923          7,241            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(293)

  Accumulation unit value:
    Beginning of period                    $20.01          $17.80          $16.67         $13.62          $10.70
    End of period                          $19.12          $20.01          $17.80         $16.67          $13.62
  Accumulation units outstanding
  at the end of period                     33,572          31,535          31,896         34,350          38,840

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(274)

  Accumulation unit value:
    Beginning of period                    $16.65          $14.53          $14.15         $12.50          $8.64
    End of period                          $15.22          $16.65          $14.53         $14.15          $12.50
  Accumulation units outstanding
  at the end of period                     42,947          45,261          50,360         59,461          61,689

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(301)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.13          $11.69          $9.77          $6.97
    End of period                          $11.69          $12.26          $11.13         $11.69          $9.77
  Accumulation units outstanding
  at the end of period                    122,060         132,692         120,984         160,540        137,174

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(301)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.95          $10.95         $10.77          $10.61
    End of period                          $11.62          $11.13          $10.95         $10.95          $10.77
  Accumulation units outstanding
  at the end of period                     31,914          25,711          25,676         26,614          34,718

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(500)

  Accumulation unit value:
    Beginning of period                    $5.88           $4.40           $4.44           $4.13           N/A
    End of period                          $6.02           $5.88           $4.40           $4.44           N/A
  Accumulation units outstanding
  at the end of period                     14,910          4,800           30,499         39,457           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(500)

  Accumulation unit value:
    Beginning of period                    $11.33          $10.17          $10.62         $10.01           N/A
    End of period                          $10.24          $11.33          $10.17         $10.62           N/A
  Accumulation units outstanding
  at the end of period                       -              211            6,291           7,560           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(290)

  Accumulation unit value:
    Beginning of period                    $11.03          $8.68           $9.37           $9.29          $6.79
    End of period                          $10.93          $11.03          $8.68           $9.37          $9.29
  Accumulation units outstanding
  at the end of period                    164,686         196,692         184,144         214,390        191,502

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1024)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.02           N/A             N/A            N/A
    End of period                          $10.40          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,225          16,347           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1024)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                    $9.49           $8.28           $8.10           $7.41          $5.96
    End of period                          $9.67           $9.49           $8.28           $8.10          $7.41
  Accumulation units outstanding
  at the end of period                     28,347          22,864          20,045         18,447          15,895

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $14.35          $12.32          $11.83         $10.63          $10.41
    End of period                          $11.63          $14.35          $12.32         $11.83          $10.63
  Accumulation units outstanding
  at the end of period                     3,589           7,754           11,129         13,597          1,198

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(301)

  Accumulation unit value:
    Beginning of period                    $17.09          $12.43          $11.50          $9.15          $6.19
    End of period                          $18.64          $17.09          $12.43         $11.50          $9.15
  Accumulation units outstanding
  at the end of period                    130,745         136,013         123,388         123,017         87,023

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(301)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.11          $10.52         $10.36          $10.16
    End of period                          $12.22          $11.58          $11.11         $10.52          $10.36
  Accumulation units outstanding
  at the end of period                     14,791          13,815          48,276         30,346          7,131

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(293)

  Accumulation unit value:
    Beginning of period                    $18.36          $14.90          $13.40         $11.43          $8.11
    End of period                          $19.89          $18.36          $14.90         $13.40          $11.43
  Accumulation units outstanding
  at the end of period                     57,540          61,487          53,258         49,888          23,212

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                    $13.80          $11.83          $10.90         $10.42           N/A
    End of period                          $13.73          $13.80          $11.83         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    397,704         343,351         222,122          1,594           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.49           N/A             N/A             N/A            N/A
    End of period                          $11.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,680           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.51          $10.82          $9.85           N/A
    End of period                          $12.62          $10.80          $10.51         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     4,954           5,455           12,024          1,263           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $11.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,258            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(500)

  Accumulation unit value:
    Beginning of period                    $27.01          $22.79          $16.98         $13.33           N/A
    End of period                          $35.85          $27.01          $22.79         $16.98           N/A
  Accumulation units outstanding
  at the end of period                     19,884          22,191          26,773         41,316           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(301)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.10          $9.72           $8.42          $7.14
    End of period                          $13.86          $13.45          $13.10          $9.72          $8.42
  Accumulation units outstanding
  at the end of period                    140,552         158,959         170,305         183,942        205,629

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(301)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.52            N/A             N/A            N/A
    End of period                          $10.74          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,580           1,937            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(290)

  Accumulation unit value:
    Beginning of period                    $14.99          $13.93          $12.68         $11.16          $8.08
    End of period                          $15.81          $14.99          $13.93         $12.68          $11.16
  Accumulation units outstanding
  at the end of period                     64,712          58,323          68,210         82,256          79,631

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(290)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.61          $10.36          $9.59          $7.52
    End of period                          $12.33          $11.98          $10.61         $10.36          $9.59
  Accumulation units outstanding
  at the end of period                    133,027         145,455         152,616         201,455        170,480

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1365)

  Accumulation unit value:
    Beginning of period                    $9.50            N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,698            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1365)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(310)

  Accumulation unit value:
    Beginning of period                    $20.64          $19.22          $17.98         $16.27          $11.38
    End of period                          $18.14          $20.64          $19.22         $17.98          $16.27
  Accumulation units outstanding
  at the end of period                     77,121          78,879          75,434         85,990          70,437

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(290)

  Accumulation unit value:
    Beginning of period                    $15.32          $13.29          $12.99         $11.28          $7.55
    End of period                          $14.71          $15.32          $13.29         $12.99          $11.28
  Accumulation units outstanding
  at the end of period                     47,695          49,206          60,417         72,232          86,804

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(500)

  Accumulation unit value:
    Beginning of period                    $6.03           $5.62           $5.59           $6.00           N/A
    End of period                          $6.77           $6.03           $5.62           $5.59           N/A
  Accumulation units outstanding
  at the end of period                     22,645          19,354         106,484         45,271           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                    $15.05          $15.55          $11.42          $9.53           N/A
    End of period                          $17.64          $15.05          $15.55         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     60,236          50,876          39,533          7,044           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                    $13.12          $11.92          $11.07         $10.59           N/A
    End of period                          $14.26          $13.12          $11.92         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     21,554          60,357          50,292         12,584           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(297)

  Accumulation unit value:
    Beginning of period                    $14.26          $12.43          $11.13          $9.62          $6.54
    End of period                          $14.88          $14.26          $12.43         $11.13          $9.62
  Accumulation units outstanding
  at the end of period                     52,579          43,495          37,890         48,168          41,298

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(297)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(302)

  Accumulation unit value:
    Beginning of period                    $8.88           $8.63           $8.06           $7.88          $6.90
    End of period                          $9.58           $8.88           $8.63           $8.06          $7.88
  Accumulation units outstanding
  at the end of period                       -             21,122          21,104         21,465          14,877

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.78           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      297             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(274)

  Accumulation unit value:
    Beginning of period                    $13.76          $13.56          $13.50         $13.18          $12.97
    End of period                          $14.62          $13.76          $13.56         $13.50          $13.18
  Accumulation units outstanding
  at the end of period                    142,786         122,935         122,702         108,371         88,707

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(310)

  Accumulation unit value:
    Beginning of period                    $22.93          $20.55          $19.25         $17.36          $13.74
    End of period                          $20.87          $22.93          $20.55         $19.25          $17.36
  Accumulation units outstanding
  at the end of period                     5,046           3,738           2,941           3,249          4,110

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(302)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.85          $13.44
    End of period                           N/A             N/A             N/A           $15.30          $14.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            38,054

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.62          $12.65         $12.31           N/A
    End of period                          $13.28          $13.69          $12.62         $12.65           N/A
  Accumulation units outstanding
  at the end of period                     57,450          66,310          56,948         61,038           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(303)

  Accumulation unit value:
    Beginning of period                    $21.58          $19.46          $18.90         $17.55          $13.95
    End of period                          $19.98          $21.58          $19.46         $18.90          $17.55
  Accumulation units outstanding
  at the end of period                     16,926          16,709          17,109         25,631          20,002

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(329)

  Accumulation unit value:
    Beginning of period                    $8.45           $8.15           $7.40           $6.36          $5.32
    End of period                          $8.23           $8.45           $8.15           $7.40          $6.36
  Accumulation units outstanding
  at the end of period                       -             24,145          22,380         22,961          23,386

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(329)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(297)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19          $8.35
    End of period                           N/A             N/A             N/A           $10.34          $10.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            13,654

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(297)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(382)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.89          $8.67
    End of period                           N/A             N/A             N/A           $10.05          $9.89
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,887

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(312)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.05          $8.15
    End of period                           N/A             N/A             N/A           $10.23          $10.05
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,126

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.87           N/A             N/A             N/A            N/A
    End of period                          $10.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      565             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $10.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,946           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(319)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.22          $8.26
    End of period                           N/A             N/A             N/A           $10.41          $10.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            13,773

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(371)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00          $8.88
    End of period                           N/A             N/A             N/A           $10.15          $10.00
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            73,139

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(371)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(322)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.05          $12.26         $11.10          $9.32
    End of period                          $15.86          $14.80          $13.05         $12.26          $11.10
  Accumulation units outstanding
  at the end of period                    178,307         155,397         138,560         168,810         35,084

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(739)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.49          $10.23           N/A            N/A
    End of period                          $11.57          $11.10          $10.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,123             -              878             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(739)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(288)

  Accumulation unit value:
    Beginning of period                    $14.75          $13.17          $12.49         $11.42          $9.18
    End of period                          $15.73          $14.75          $13.17         $12.49          $11.42
  Accumulation units outstanding
  at the end of period                    261,262         268,364         284,401         311,736        190,904

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.81          $10.49         $10.39           N/A
    End of period                          $12.38          $11.71          $10.81         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     33,610          12,826          13,062          1,805           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(291)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.73          $12.19         $11.34          $9.73
    End of period                          $14.94          $14.01          $12.73         $12.19          $11.34
  Accumulation units outstanding
  at the end of period                    215,767         218,283         204,096         205,747        112,728

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(291)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.52           N/A             N/A             N/A            N/A
    End of period                          $11.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,331            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.61           N/A             N/A             N/A            N/A
    End of period                          $11.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,236            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(327)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.71          $8.89
    End of period                           N/A             N/A             N/A           $10.92          $10.71
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,628

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(327)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(303)

  Accumulation unit value:
    Beginning of period                    $25.30          $22.69          $21.96         $20.18          $16.73
    End of period                          $26.68          $25.30          $22.69         $21.96          $20.18
  Accumulation units outstanding
  at the end of period                     45,097          28,523          29,958         57,820          31,425

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(302)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.76          $11.66         $11.80          $11.93
    End of period                          $12.39          $12.06          $11.76         $11.66          $11.80
  Accumulation units outstanding
  at the end of period                     85,133          75,476          47,189          8,665          26,666

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(274)

  Accumulation unit value:
    Beginning of period                    $20.48          $17.26          $16.26         $14.44          $10.20
    End of period                          $21.67          $20.48          $17.26         $16.26          $14.44
  Accumulation units outstanding
  at the end of period                     22,743          54,444          23,042         30,217          9,882

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(297)

  Accumulation unit value:
    Beginning of period                    $28.56          $25.60          $24.59         $22.80          $17.72
    End of period                          $30.85          $28.56          $25.60         $24.59          $22.80
  Accumulation units outstanding
  at the end of period                     51,034          27,388          23,194         20,934          30,740

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(297)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(303)

  Accumulation unit value:
    Beginning of period                    $37.45          $35.73          $31.92         $27.56          $20.30
    End of period                          $43.07          $37.45          $35.73         $31.92          $27.56
  Accumulation units outstanding
  at the end of period                     15,416          14,145          12,884         17,713          13,270

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(293)

  Accumulation unit value:
    Beginning of period                    $15.85          $13.45          $12.92         $11.43          $8.77
    End of period                          $15.68          $15.85          $13.45         $12.92          $11.43
  Accumulation units outstanding
  at the end of period                     70,313          59,777          60,826         114,198         61,807

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $16.78          $13.95          $12.85         $11.25          $8.92
    End of period                          $18.08          $16.78          $13.95         $12.85          $11.25
  Accumulation units outstanding
  at the end of period                     34,973          24,125          50,517         39,052          1,143

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $9.67
    End of period                          $8.92
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.58          $11.01         $10.20          $8.00
    End of period                          $13.92          $12.26          $11.58         $11.01          $10.20
  Accumulation units outstanding
  at the end of period                    150,034         113,306          65,909         43,401          7,288

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $7.81
    End of period                          $8.00
  Accumulation units outstanding
  at the end of period                     1,105


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.33          $7.76
    End of period                           N/A             N/A             N/A            $9.12          $9.33
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,120

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(119)

  Accumulation unit value:
    Beginning of period                    $10.21
    End of period                          $7.76
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.55          $10.32           N/A            N/A
    End of period                          $12.89          $15.46          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,699          75,409          25,117           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(243)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.49          $11.74         $11.20          $8.25
    End of period                          $15.33          $14.03          $12.49         $11.74          $11.20
  Accumulation units outstanding
  at the end of period                     22,836          21,340          22,954         17,338          6,971

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(243)

  Accumulation unit value:
    Beginning of period                    $8.30
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                      481

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(140)

  Accumulation unit value:
    Beginning of period                    $18.91          $18.37          $16.67         $16.17          $12.18
    End of period                          $20.52          $18.91          $18.37         $16.67          $16.17
  Accumulation units outstanding
  at the end of period                       -             10,237          22,799         19,330          1,802

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(140)

  Accumulation unit value:
    Beginning of period                    $14.80
    End of period                          $12.18
  Accumulation units outstanding
  at the end of period                      417


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(243)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.60           $9.20          $7.54
    End of period                           N/A             N/A            $8.71           $9.60          $9.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             7,486          1,724

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(243)

  Accumulation unit value:
    Beginning of period                    $7.74
    End of period                          $7.54
  Accumulation units outstanding
  at the end of period                     1,034

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.76          $9.96           $9.28          $8.31
    End of period                          $12.39          $11.69          $10.76          $9.96          $9.28
  Accumulation units outstanding
  at the end of period                     81,871          76,573          84,985         61,332          15,374

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $9.08
    End of period                          $8.31
  Accumulation units outstanding
  at the end of period                     1,365


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(603)

  Accumulation unit value:
    Beginning of period                    $24.59          $22.12          $22.12         $20.03           N/A
    End of period                          $29.11          $24.59          $22.12         $22.12           N/A
  Accumulation units outstanding
  at the end of period                     7,388           2,725           1,322            321            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(148)

  Accumulation unit value:
    Beginning of period                    $26.23          $25.56          $24.89         $22.71          $17.09
    End of period                          $28.24          $26.23          $25.56         $24.89          $22.71
  Accumulation units outstanding
  at the end of period                     4,049           3,226           6,245          10,904          1,103

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(148)

  Accumulation unit value:
    Beginning of period                    $18.38
    End of period                          $17.09
  Accumulation units outstanding
  at the end of period                      212

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $13.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    118,552           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $10.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,071            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(152)

  Accumulation unit value:
    Beginning of period                    $18.44          $16.73          $16.49         $15.81          $12.94
    End of period                          $18.20          $18.44          $16.73         $16.49          $15.81
  Accumulation units outstanding
  at the end of period                     21,365          21,101          47,068         42,149          10,411

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(152)

  Accumulation unit value:
    Beginning of period                    $13.72
    End of period                          $12.94
  Accumulation units outstanding
  at the end of period                     1,192


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(152)

  Accumulation unit value:
    Beginning of period                    $22.26          $18.89          $18.78         $16.11          $11.73
    End of period                          $24.48          $22.26          $18.89         $18.78          $16.11
  Accumulation units outstanding
  at the end of period                     28,204          16,882          28,644         19,030          3,793

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(152)

  Accumulation unit value:
    Beginning of period                    $12.43
    End of period                          $11.73
  Accumulation units outstanding
  at the end of period                     1,222

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    178,262           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,143           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.95            N/A             N/A            N/A
    End of period                          $10.83          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,248          6,914            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,807           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.58          $10.89          $10.28           N/A            N/A
    End of period                          $11.58          $12.58          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,406          27,876          18,424           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(201)

  Accumulation unit value:
    Beginning of period                    $18.36          $17.88          $17.75         $16.92          $15.19
    End of period                          $19.28          $18.36          $17.88         $17.75          $16.92
  Accumulation units outstanding
  at the end of period                    105,758          96,556          82,738         26,220          8,414

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(201)

  Accumulation unit value:
    Beginning of period                    $14.60
    End of period                          $15.19
  Accumulation units outstanding
  at the end of period                       37

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.25          $10.32           N/A            N/A
    End of period                          $12.88          $12.77          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,945          34,349          27,585           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.99            N/A             N/A            N/A
    End of period                          $10.47          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,957          10,019           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(313)

  Accumulation unit value:
    Beginning of period                    $15.24          $11.77          $10.11          $8.41          $6.08
    End of period                          $16.74          $15.24          $11.77         $10.11          $8.41
  Accumulation units outstanding
  at the end of period                    152,705         152,692         112,652         37,700          3,692

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(172)

  Accumulation unit value:
    Beginning of period                    $22.93          $20.86          $20.02         $17.29          $12.99
    End of period                          $24.29          $22.93          $20.86         $20.02          $17.29
  Accumulation units outstanding
  at the end of period                     12,368          6,325           6,504           3,918           876

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(172)

  Accumulation unit value:
    Beginning of period                    $13.86
    End of period                          $12.99
  Accumulation units outstanding
  at the end of period                      849

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(201)

  Accumulation unit value:
    Beginning of period                    $15.11          $14.91          $14.85         $14.57          $14.68
    End of period                          $15.77          $15.11          $14.91         $14.85          $14.57
  Accumulation units outstanding
  at the end of period                     66,763          57,047          31,638         13,297          6,609

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(201)

  Accumulation unit value:
    Beginning of period                    $14.62
    End of period                          $14.68
  Accumulation units outstanding
  at the end of period                       37


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.99            N/A             N/A            N/A
    End of period                          $14.03          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     90,306          15,349           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(201)

  Accumulation unit value:
    Beginning of period                    $20.00          $17.79          $16.66         $13.62          $10.77
    End of period                          $19.11          $20.00          $17.79         $16.66          $13.62
  Accumulation units outstanding
  at the end of period                     59,343          52,763          65,779         49,827          10,750

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(201)

  Accumulation unit value:
    Beginning of period                    $9.70
    End of period                          $10.77
  Accumulation units outstanding
  at the end of period                      410


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $16.64          $14.52          $14.14         $12.49          $9.17
    End of period                          $15.22          $16.64          $14.52         $14.14          $12.49
  Accumulation units outstanding
  at the end of period                     49,628          57,630          59,934         45,558          16,329

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $12.00
    End of period                          $9.17
  Accumulation units outstanding
  at the end of period                     2,067

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1313)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,907           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(220)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.13          $11.69          $9.77          $7.50
    End of period                          $11.68          $12.26          $11.13         $11.69          $9.77
  Accumulation units outstanding
  at the end of period                    527,539         550,926         615,737         283,850         34,781

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(220)

  Accumulation unit value:
    Beginning of period                    $7.46
    End of period                          $7.50
  Accumulation units outstanding
  at the end of period                      397

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.94          $10.95         $10.77          $10.66
    End of period                          $11.62          $11.13          $10.94         $10.95          $10.77
  Accumulation units outstanding
  at the end of period                    257,242         273,194         259,239         191,990         34,216

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                    $10.14
    End of period                          $10.66
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                    $5.88           $4.40           $4.44           $3.91           N/A
    End of period                          $6.01           $5.88           $4.40           $4.44           N/A
  Accumulation units outstanding
  at the end of period                     83,804          58,898          27,403         12,199           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.17          $10.62          $9.74           N/A
    End of period                          $10.23          $11.32          $10.17         $10.62           N/A
  Accumulation units outstanding
  at the end of period                     14,886          17,608          13,756           652            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(220)

  Accumulation unit value:
    Beginning of period                    $11.03          $8.67           $9.37           $9.28          $7.52
    End of period                          $10.93          $11.03          $8.67           $9.37          $9.28
  Accumulation units outstanding
  at the end of period                    615,370         695,032         775,214         386,061         57,030

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(220)

  Accumulation unit value:
    Beginning of period                    $7.44
    End of period                          $7.52
  Accumulation units outstanding
  at the end of period                      922

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.00           N/A             N/A            N/A
    End of period                          $10.40          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     94,070         119,352           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(175)

  Accumulation unit value:
    Beginning of period                    $9.49           $8.28           $8.09           $7.41          $5.85
    End of period                          $9.66           $9.49           $8.28           $8.09          $7.41
  Accumulation units outstanding
  at the end of period                     38,477          43,623          47,927         54,269          3,276

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(175)

  Accumulation unit value:
    Beginning of period                    $6.36
    End of period                          $5.85
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(525)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.32          $11.83         $11.21           N/A
    End of period                          $11.63          $14.34          $12.32         $11.83           N/A
  Accumulation units outstanding
  at the end of period                     41,200          27,026          25,567         10,142           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(220)

  Accumulation unit value:
    Beginning of period                    $17.09          $12.43          $11.50          $9.15          $7.00
    End of period                          $18.63          $17.09          $12.43         $11.50          $9.15
  Accumulation units outstanding
  at the end of period                    579,020         610,326         653,498         291,655         42,616

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(220)

  Accumulation unit value:
    Beginning of period                    $7.36
    End of period                          $7.00
  Accumulation units outstanding
  at the end of period                      960

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(525)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.10          $10.51         $10.72           N/A
    End of period                          $12.22          $11.58          $11.10         $10.51           N/A
  Accumulation units outstanding
  at the end of period                     60,811          90,317          74,453         13,094           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1325)

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,475            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(206)

  Accumulation unit value:
    Beginning of period                    $18.36          $14.90          $13.40         $11.43          $8.48
    End of period                          $19.88          $18.36          $14.90         $13.40          $11.43
  Accumulation units outstanding
  at the end of period                    241,670         285,167         268,940         196,197         27,322

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(206)

  Accumulation unit value:
    Beginning of period                    $8.06
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                      585


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.79          $11.83          $10.90          $9.70           N/A
    End of period                          $13.73          $13.79          $11.83         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   2,490,211       2,849,896       2,377,097        154,543          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.04           N/A             N/A            N/A
    End of period                          $11.92          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    146,372          26,760           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.51          $10.82         $10.03           N/A
    End of period                          $12.62          $10.80          $10.51         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     97,289          87,159          97,605          2,706           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1354)

  Accumulation unit value:
    Beginning of period                    $10.77           N/A             N/A             N/A            N/A
    End of period                          $11.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,385            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                    $27.00          $22.78          $16.97         $14.05           N/A
    End of period                          $35.84          $27.00          $22.78         $16.97           N/A
  Accumulation units outstanding
  at the end of period                     81,146          98,741          77,722          8,809           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(220)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.09          $9.72           $8.42          $7.22
    End of period                          $13.85          $13.45          $13.09          $9.72          $8.42
  Accumulation units outstanding
  at the end of period                    505,901         556,983         619,009         323,001         41,370

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(220)

  Accumulation unit value:
    Beginning of period                    $7.54
    End of period                          $7.22
  Accumulation units outstanding
  at the end of period                      944


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.94            N/A             N/A            N/A
    End of period                          $10.73          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,235           2,235            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(206)

  Accumulation unit value:
    Beginning of period                    $14.99          $13.93          $12.67         $11.16          $8.45
    End of period                          $15.80          $14.99          $13.93         $12.67          $11.16
  Accumulation units outstanding
  at the end of period                    202,192         269,823         290,587         238,262         38,604

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(206)

  Accumulation unit value:
    Beginning of period                    $7.92
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                     1,160


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(206)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.61          $10.36          $9.59          $7.65
    End of period                          $12.33          $11.98          $10.61         $10.36          $9.59
  Accumulation units outstanding
  at the end of period                    386,589         485,289         494,079         374,561         88,171

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(206)

  Accumulation unit value:
    Beginning of period                    $7.28
    End of period                          $7.65
  Accumulation units outstanding
  at the end of period                     3,159

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,989            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(220)

  Accumulation unit value:
    Beginning of period                    $20.64          $19.21          $17.97         $16.27          $11.20
    End of period                          $18.13          $20.64          $19.21         $17.97          $16.27
  Accumulation units outstanding
  at the end of period                    304,829         330,019         363,124         175,787         22,273

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(220)

  Accumulation unit value:
    Beginning of period                    $11.05
    End of period                          $11.20
  Accumulation units outstanding
  at the end of period                      268

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(206)

  Accumulation unit value:
    Beginning of period                    $15.31          $13.28          $12.99         $11.27          $7.88
    End of period                          $14.71          $15.31          $13.28         $12.99          $11.27
  Accumulation units outstanding
  at the end of period                    178,724         236,322         252,476         202,024         29,789

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(206)

  Accumulation unit value:
    Beginning of period                    $7.14
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                     1,240


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(482)

  Accumulation unit value:
    Beginning of period                    $6.02           $5.61           $5.59           $5.63          $5.54
    End of period                          $6.77           $6.02           $5.61           $5.59          $5.63
  Accumulation units outstanding
  at the end of period                    118,859          58,693          57,924         26,864           722

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(482)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                    $15.05          $15.55          $11.42          $9.91           N/A
    End of period                          $17.64          $15.05          $15.55         $11.42           N/A
  Accumulation units outstanding
  at the end of period                    446,937         476,391         451,950         41,285           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $13.12          $11.92          $11.07          $9.74           N/A
    End of period                          $14.26          $13.12          $11.92         $11.07           N/A
  Accumulation units outstanding
  at the end of period                    358,770         439,839         534,141         55,303           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(148)

  Accumulation unit value:
    Beginning of period                    $14.26          $12.42          $11.13          $9.62          $6.98
    End of period                          $14.87          $14.26          $12.42         $11.13          $9.62
  Accumulation units outstanding
  at the end of period                     81,357          85,835          90,904         43,067          14,383

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(148)

  Accumulation unit value:
    Beginning of period                    $8.17
    End of period                          $6.98
  Accumulation units outstanding
  at the end of period                      671


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.88           $8.63           $8.06           $7.88          $6.82
    End of period                          $9.58           $8.88           $8.63           $8.06          $7.88
  Accumulation units outstanding
  at the end of period                       -             30,108          29,111         19,274          6,153

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.67
    End of period                          $6.82
  Accumulation units outstanding
  at the end of period                      760

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,050           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.76          $13.55          $13.50         $13.17          $12.81
    End of period                          $14.61          $13.76          $13.55         $13.50          $13.17
  Accumulation units outstanding
  at the end of period                    379,392         371,238         312,450         139,849         44,030

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.15
    End of period                          $12.81
  Accumulation units outstanding
  at the end of period                     1,553

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(240)

  Accumulation unit value:
    Beginning of period                    $22.92          $20.53          $19.24         $17.35          $13.90
    End of period                          $20.86          $22.92          $20.53         $19.24          $17.35
  Accumulation units outstanding
  at the end of period                     2,680           1,994           3,591           1,095           636

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(240)

  Accumulation unit value:
    Beginning of period                    $14.04
    End of period                          $13.90
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(172)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.85          $12.75
    End of period                           N/A             N/A             N/A           $15.30          $14.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            12,929

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(172)

  Accumulation unit value:
    Beginning of period                    $11.96
    End of period                          $12.75
  Accumulation units outstanding
  at the end of period                      763

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.68          $12.62          $12.64         $12.30           N/A
    End of period                          $13.27          $13.68          $12.62         $12.64           N/A
  Accumulation units outstanding
  at the end of period                    140,520         121,595         103,684         54,657           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(140)

  Accumulation unit value:
    Beginning of period                    $21.57          $19.45          $18.89         $17.54          $14.36
    End of period                          $19.97          $21.57          $19.45         $18.89          $17.54
  Accumulation units outstanding
  at the end of period                     9,372           12,038          17,746         13,690          1,591

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(140)

  Accumulation unit value:
    Beginning of period                    $15.83
    End of period                          $14.36
  Accumulation units outstanding
  at the end of period                      316

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(180)

  Accumulation unit value:
    Beginning of period                    $8.45           $8.14           $7.40           $6.36          $4.86
    End of period                          $8.23           $8.45           $8.14           $7.40          $6.36
  Accumulation units outstanding
  at the end of period                       -             17,539          21,225         11,820           141

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(180)

  Accumulation unit value:
    Beginning of period                    $4.92
    End of period                          $4.86
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,627           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(226)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19          $8.50
    End of period                           N/A             N/A             N/A           $10.34          $10.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,176

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(226)

  Accumulation unit value:
    Beginning of period                    $8.62
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                     3,061

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(111)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.89          $7.70
    End of period                           N/A             N/A             N/A           $10.05          $9.89
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,157

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(111)

  Accumulation unit value:
    Beginning of period                    $9.74
    End of period                          $7.70
  Accumulation units outstanding
  at the end of period                     5,187


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(243)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.05          $8.10
    End of period                           N/A             N/A             N/A           $10.23          $10.05
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,512

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(243)

  Accumulation unit value:
    Beginning of period                    $8.16
    End of period                          $8.10
  Accumulation units outstanding
  at the end of period                      981

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.50           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,089            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(246)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.22          $8.02
    End of period                           N/A             N/A             N/A           $10.41          $10.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            51,968

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(246)

  Accumulation unit value:
    Beginning of period                    $7.95
    End of period                          $8.02
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(108)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.99          $7.86
    End of period                           N/A             N/A             N/A           $10.15          $9.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,131

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(108)

  Accumulation unit value:
    Beginning of period                    $9.90
    End of period                          $7.86
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(92)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.05          $12.26         $11.09          $8.92
    End of period                          $15.85          $14.80          $13.05         $12.26          $11.09
  Accumulation units outstanding
  at the end of period                    183,727         265,226         240,554         189,544         31,425

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(92)

  Accumulation unit value:
    Beginning of period                    $10.94
    End of period                          $8.92
  Accumulation units outstanding
  at the end of period                     2,315

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.49          $10.30          $9.94           N/A
    End of period                          $11.57          $11.10          $10.49         $10.30           N/A
  Accumulation units outstanding
  at the end of period                    146,376          70,918          73,353         14,145           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(119)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.16          $12.48         $11.42          $9.56
    End of period                          $15.72          $14.74          $13.16         $12.48          $11.42
  Accumulation units outstanding
  at the end of period                    544,999         622,228         735,860         510,161        101,655

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(119)

  Accumulation unit value:
    Beginning of period                    $11.00
    End of period                          $9.56
  Accumulation units outstanding
  at the end of period                     9,561

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(693)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.81          $10.49         $10.01           N/A
    End of period                          $12.37          $11.71          $10.81         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    311,372         313,099         270,663         31,854           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(242)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.73          $12.19         $11.34          $9.81
    End of period                          $14.93          $14.01          $12.73         $12.19          $11.34
  Accumulation units outstanding
  at the end of period                    780,262         876,831         849,360         403,701        110,820

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(242)

  Accumulation unit value:
    Beginning of period                    $9.89
    End of period                          $9.81
  Accumulation units outstanding
  at the end of period                     12,223

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1210)

  Accumulation unit value:
    Beginning of period                    $10.55          $10.58           N/A             N/A            N/A
    End of period                          $11.06          $10.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,363             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1210)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(334)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.70          $8.84
    End of period                           N/A             N/A             N/A           $10.91          $10.70
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,258

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $25.29          $22.68          $21.95         $20.17          $16.91
    End of period                          $26.67          $25.29          $22.68         $21.95          $20.17
  Accumulation units outstanding
  at the end of period                     90,178          88,395         103,065         67,171          19,464

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $18.42
    End of period                          $16.91
  Accumulation units outstanding
  at the end of period                     1,172


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(71)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.73          $11.64         $11.77          $11.94
    End of period                          $12.36          $12.03          $11.73         $11.64          $11.77
  Accumulation units outstanding
  at the end of period                    137,962          82,287          58,922         26,221          10,173

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(71)

  Accumulation unit value:
    Beginning of period                    $12.03
    End of period                          $11.94
  Accumulation units outstanding
  at the end of period                     5,391

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(314)

  Accumulation unit value:
    Beginning of period                    $20.48          $17.26          $16.26         $14.44          $11.20
    End of period                          $21.66          $20.48          $17.26         $16.26          $14.44
  Accumulation units outstanding
  at the end of period                     68,381          63,199          27,737         14,532          5,783

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $28.54          $25.58          $24.58         $22.79          $17.80
    End of period                          $30.83          $28.54          $25.58         $24.58          $22.79
  Accumulation units outstanding
  at the end of period                     48,221          35,993          44,846         33,177          8,729

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $22.28
    End of period                          $17.80
  Accumulation units outstanding
  at the end of period                      805

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(152)

  Accumulation unit value:
    Beginning of period                    $37.43          $35.72          $31.90         $27.55          $20.26
    End of period                          $43.04          $37.43          $35.72         $31.90          $27.55
  Accumulation units outstanding
  at the end of period                     40,847          43,498          61,808         31,625          6,046

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(152)

  Accumulation unit value:
    Beginning of period                    $20.99
    End of period                          $20.26
  Accumulation units outstanding
  at the end of period                      489


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.84          $13.45          $12.92         $11.42          $8.97
    End of period                          $15.67          $15.84          $13.45         $12.92          $11.42
  Accumulation units outstanding
  at the end of period                    135,896         107,389         142,436         79,002          17,300

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.36
    End of period                          $8.97
  Accumulation units outstanding
  at the end of period                     3,039

Accumulation Unit Values
Contract with Endorsements - 1.905%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1175)

  Accumulation unit value:
    Beginning of period                    $16.77          $15.82           N/A             N/A            N/A
    End of period                          $18.06          $16.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      380             380             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                    $14.96           N/A             N/A             N/A            N/A
    End of period                          $12.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      800             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $30.79           N/A             N/A             N/A            N/A
    End of period                          $28.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      130             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.89           N/A             N/A             N/A            N/A
    End of period                          $13.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,998            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $22.33           N/A             N/A             N/A            N/A
    End of period                          $24.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      171             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.93           N/A             N/A             N/A            N/A
    End of period                          $10.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      371             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(968)

  Accumulation unit value:
    Beginning of period                    $18.35          $17.87          $17.74           N/A            N/A
    End of period                          $19.26          $18.35          $17.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                      732             483             348             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $14.10           N/A             N/A             N/A            N/A
    End of period                          $12.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,153            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(935)

  Accumulation unit value:
    Beginning of period                    $15.23          $11.76          $10.61           N/A            N/A
    End of period                          $16.73          $15.23          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,936            492             563             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.55           N/A             N/A             N/A            N/A
    End of period                          $14.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       92             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $20.41           N/A             N/A             N/A            N/A
    End of period                          $19.10           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      101             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(903)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.12          $11.18           N/A            N/A
    End of period                          $11.68          $12.25          $11.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                      240             231             220             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(903)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(792)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.94          $10.78           N/A            N/A
    End of period                          $11.62          $11.13          $10.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,196           2,098           2,003            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(792)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1196)

  Accumulation unit value:
    Beginning of period                    $5.87           $5.58            N/A             N/A            N/A
    End of period                          $6.01           $5.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              280             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(903)

  Accumulation unit value:
    Beginning of period                    $11.02          $8.67           $8.60            N/A            N/A
    End of period                          $10.92          $11.02          $8.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                      261             550             286             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(903)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1196)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.58           N/A             N/A            N/A
    End of period                          $10.40          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              405             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(968)

  Accumulation unit value:
    Beginning of period                    $14.33          $12.31          $12.37           N/A            N/A
    End of period                          $11.62          $14.33          $12.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                      359             577             499             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(903)

  Accumulation unit value:
    Beginning of period                    $17.08          $12.42          $11.83           N/A            N/A
    End of period                          $18.62          $17.08          $12.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,251           1,426            208             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(903)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(968)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.10          $10.94           N/A            N/A
    End of period                          $12.21          $11.57          $11.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,411            813             565             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(792)

  Accumulation unit value:
    Beginning of period                    $18.35          $14.89          $13.50           N/A            N/A
    End of period                          $19.88          $18.35          $14.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,501           1,515           1,612            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(792)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(968)

  Accumulation unit value:
    Beginning of period                    $13.79          $11.83          $11.92           N/A            N/A
    End of period                          $13.72          $13.79          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,281           1,307            518             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $12.32           N/A             N/A             N/A            N/A
    End of period                          $11.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      331             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(968)

  Accumulation unit value:
    Beginning of period                    $26.98          $22.77          $23.50           N/A            N/A
    End of period                          $35.81          $26.98          $22.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                      221             377             263             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(903)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.08          $12.20           N/A            N/A
    End of period                          $13.84          $13.44          $13.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                      217             207             201             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(903)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(792)

  Accumulation unit value:
    Beginning of period                    $14.98          $13.92          $12.55           N/A            N/A
    End of period                          $15.80          $14.98          $13.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,676           1,703           1,672            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(792)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(792)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.61          $10.00           N/A            N/A
    End of period                          $12.32          $11.97          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,138           2,155           2,134            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(792)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(903)

  Accumulation unit value:
    Beginning of period                    $20.62          $19.20          $18.76           N/A            N/A
    End of period                          $18.12          $20.62          $19.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      389             382             131             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(903)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(792)

  Accumulation unit value:
    Beginning of period                    $15.31          $13.28          $12.30           N/A            N/A
    End of period                          $14.70          $15.31          $13.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,726           1,730           1,716            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(792)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(968)

  Accumulation unit value:
    Beginning of period                    $6.02           $5.61           $5.83            N/A            N/A
    End of period                          $6.77           $6.02           $5.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                      769             524            1,060            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1009)

  Accumulation unit value:
    Beginning of period                    $15.05          $15.07           N/A             N/A            N/A
    End of period                          $17.64          $15.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(968)

  Accumulation unit value:
    Beginning of period                    $13.12          $11.92          $12.08           N/A            N/A
    End of period                          $14.25          $13.12          $11.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                      218             238             512             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(968)

  Accumulation unit value:
    Beginning of period                    $14.25          $12.42          $12.29           N/A            N/A
    End of period                          $14.87          $14.25          $12.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                      595             329             754             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.80           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      375             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.66           N/A             N/A             N/A            N/A
    End of period                          $14.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      150             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(968)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.60          $12.53           N/A            N/A
    End of period                          $13.26          $13.67          $12.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                      547             104             247             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      396             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      591             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $16.08           N/A             N/A             N/A            N/A
    End of period                          $15.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      384             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $15.94           N/A             N/A             N/A            N/A
    End of period                          $15.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      255             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(996)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.95           N/A             N/A            N/A
    End of period                          $12.37          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      329            6,278            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(996)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(947)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.72          $12.37           N/A            N/A
    End of period                          $14.92          $14.00          $12.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,671            -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(935)

  Accumulation unit value:
    Beginning of period                    $25.27          $22.66          $21.94           N/A            N/A
    End of period                          $26.65          $25.27          $22.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,004           1,988           1,929            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(935)

  Accumulation unit value:
    Beginning of period                    $20.47          $17.25          $16.49           N/A            N/A
    End of period                          $21.66          $20.47          $17.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                      990             708             733             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $28.70           N/A             N/A             N/A            N/A
    End of period                          $30.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      136             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(1009)

  Accumulation unit value:
    Beginning of period                    $37.40          $36.51           N/A             N/A            N/A
    End of period                          $43.01          $37.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,045            257             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(968)

  Accumulation unit value:
    Beginning of period                    $15.83          $13.45          $13.51           N/A            N/A
    End of period                          $15.67          $15.83          $13.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                      771             195             457             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.91%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1152)

  Accumulation unit value:
    Beginning of period                    $16.76          $15.30           N/A             N/A            N/A
    End of period                          $18.05          $16.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,122           4,088            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1152)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(851)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.55          $10.74           N/A            N/A
    End of period                          $12.89          $15.46          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,578           25,138            -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(1009)

  Accumulation unit value:
    Beginning of period                    $18.89          $18.21           N/A             N/A            N/A
    End of period                          $20.49          $18.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             14,775           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.63           N/A             N/A             N/A            N/A
    End of period                          $13.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,282            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(911)

  Accumulation unit value:
    Beginning of period                    $22.23          $18.87          $18.85           N/A            N/A
    End of period                          $24.45          $22.23          $18.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,526            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.72           N/A             N/A             N/A            N/A
    End of period                          $11.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,991            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $19.25           N/A             N/A             N/A            N/A
    End of period                          $19.25           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,445            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.93           N/A             N/A             N/A            N/A
    End of period                          $12.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,510            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(911)

  Accumulation unit value:
    Beginning of period                    $15.22          $11.76          $10.87           N/A            N/A
    End of period                          $16.72          $15.22          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,603           4,534           2,523            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(851)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.90          $15.04           N/A            N/A
    End of period                          $15.75          $15.09          $14.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1213)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.52           N/A             N/A            N/A
    End of period                          $14.03          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,493           2,151            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1213)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(1009)

  Accumulation unit value:
    Beginning of period                    $19.98          $18.11           N/A             N/A            N/A
    End of period                          $19.09          $19.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,511           11,552           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1009)

  Accumulation unit value:
    Beginning of period                    $16.63          $15.43           N/A             N/A            N/A
    End of period                          $15.20          $16.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,093           10,759           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(573)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.12          $11.68         $10.02           N/A
    End of period                          $11.67          $12.25          $11.12         $11.68           N/A
  Accumulation units outstanding
  at the end of period                     23,901            -             24,367         46,664           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(1019)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.91           N/A             N/A            N/A
    End of period                          $11.61          $11.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,328          45,468           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(1019)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(573)

  Accumulation unit value:
    Beginning of period                    $11.02          $8.67           $9.36           $9.01           N/A
    End of period                          $10.92          $11.02          $8.67           $9.36           N/A
  Accumulation units outstanding
  at the end of period                     26,103            -               -            21,437           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1162)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.97           N/A             N/A            N/A
    End of period                          $10.39          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,611           10,127           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(573)

  Accumulation unit value:
    Beginning of period                    $17.08          $12.42          $11.49          $9.44           N/A
    End of period                          $18.61          $17.08          $12.42         $11.49           N/A
  Accumulation units outstanding
  at the end of period                     26,675          24,260            -            20,463           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(851)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.09          $10.99           N/A            N/A
    End of period                          $12.20          $11.56          $11.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(938)

  Accumulation unit value:
    Beginning of period                    $18.35          $14.89          $13.75           N/A            N/A
    End of period                          $19.87          $18.35          $14.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,197          55,630          7,941            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(938)

  Accumulation unit value:
    Beginning of period                    $13.79          $11.83          $11.20           N/A            N/A
    End of period                          $13.72          $13.79          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                    477,810         380,277          38,992           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(851)

  Accumulation unit value:
    Beginning of period                    $26.98          $22.76          $20.78           N/A            N/A
    End of period                          $35.80          $26.98          $22.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,878           17,336          15,337           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(573)

  Accumulation unit value:
    Beginning of period                    $13.43          $13.08          $9.72           $8.19           N/A
    End of period                          $13.84          $13.43          $13.08          $9.72           N/A
  Accumulation units outstanding
  at the end of period                     21,672            -             3,302          23,585           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(911)

  Accumulation unit value:
    Beginning of period                    $14.98          $13.92          $13.56           N/A            N/A
    End of period                          $15.79          $14.98          $13.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,247          33,915          3,141            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index
Division(1019)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.94           N/A             N/A            N/A
    End of period                          $12.32          $11.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,285          45,524           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index
Division(1019)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(573)

  Accumulation unit value:
    Beginning of period                    $20.62          $19.20          $17.96         $15.46           N/A
    End of period                          $18.11          $20.62          $19.20         $17.96           N/A
  Accumulation units outstanding
  at the end of period                     16,975          7,447             -            12,488           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(1019)

  Accumulation unit value:
    Beginning of period                    $15.31          $14.49           N/A             N/A            N/A
    End of period                          $14.70          $15.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,706          34,399           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(1019)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(938)

  Accumulation unit value:
    Beginning of period                    $15.04          $15.55          $14.19           N/A            N/A
    End of period                          $17.63          $15.04          $15.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,119          45,871          38,464           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1075)

  Accumulation unit value:
    Beginning of period                    $13.12          $11.70           N/A             N/A            N/A
    End of period                          $14.25          $13.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    124,347         150,981           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1009)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.51           N/A             N/A            N/A
    End of period                          $14.60          $13.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,299          22,275           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.60          $12.63         $12.52           N/A
    End of period                          $13.25          $13.66          $12.60         $12.63           N/A
  Accumulation units outstanding
  at the end of period                     11,449          22,326            -            76,121           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.15           N/A             N/A             N/A            N/A
    End of period                          $14.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,150           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(621)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.74          $11.65         $11.69           N/A
    End of period                          $12.37          $12.04          $11.74         $11.65           N/A
  Accumulation units outstanding
  at the end of period                       -             95,021         277,867         68,238           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(911)

  Accumulation unit value:
    Beginning of period                    $20.47          $17.25          $17.00           N/A            N/A
    End of period                          $21.65          $20.47          $17.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,221             -             2,525            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $30.37           N/A             N/A             N/A            N/A
    End of period                          $30.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,641            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $37.38          $35.68          $34.15           N/A            N/A
    End of period                          $42.98          $37.38          $35.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,613           5,838           1,231            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(687)

  Accumulation unit value:
    Beginning of period                    $15.83          $13.44          $12.91         $11.51           N/A
    End of period                          $15.66          $15.83          $13.44         $12.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -             20,375         22,952           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.92%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(433)

  Accumulation unit value:
    Beginning of period                    $16.75          $13.92          $12.82         $11.24          $10.47
    End of period                          $18.03          $16.75          $13.92         $12.82          $11.24
  Accumulation units outstanding
  at the end of period                     7,934           2,641           2,302           3,031          1,339

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(428)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.57          $11.00         $10.20          $9.67
    End of period                          $13.91          $12.25          $11.57         $11.00          $10.20
  Accumulation units outstanding
  at the end of period                     4,391           2,774           3,884           1,997          2,004

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(428)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(859)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.55          $10.70           N/A            N/A
    End of period                          $12.88          $15.46          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,703           7,680           4,163            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(468)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.48          $11.73         $11.19          $11.02
    End of period                          $15.31          $14.02          $12.48         $11.73          $11.19
  Accumulation units outstanding
  at the end of period                     2,515             -              565              -             113

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(428)

  Accumulation unit value:
    Beginning of period                    $18.87          $18.33          $16.64         $16.15          $15.12
    End of period                          $20.47          $18.87          $18.33         $16.64          $16.15
  Accumulation units outstanding
  at the end of period                       -             3,832           2,788           2,618           372

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(428)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.58           $9.19          $8.72
    End of period                           N/A             N/A            $8.70           $9.58          $9.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             4,557          1,411

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(366)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.75          $9.95           $9.27          $8.77
    End of period                          $12.37          $11.68          $10.75          $9.95          $9.27
  Accumulation units outstanding
  at the end of period                     9,761           6,341           6,537           3,867          2,226

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(366)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                    $24.53          $22.07          $19.86           N/A            N/A
    End of period                          $29.03          $24.53          $22.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,294           1,443            419             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(582)

  Accumulation unit value:
    Beginning of period                    $26.17          $25.50          $24.84         $23.04           N/A
    End of period                          $28.17          $26.17          $25.50         $24.84           N/A
  Accumulation units outstanding
  at the end of period                     2,124            436             397            1,111           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(582)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.16           N/A             N/A             N/A            N/A
    End of period                          $13.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,950           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $10.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      371             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(464)

  Accumulation unit value:
    Beginning of period                    $18.40          $16.70          $16.46         $15.79          $15.09
    End of period                          $18.16          $18.40          $16.70         $16.46          $15.79
  Accumulation units outstanding
  at the end of period                      823            1,350            531             437             42

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(322)

  Accumulation unit value:
    Beginning of period                    $22.21          $18.86          $18.75         $16.09          $12.36
    End of period                          $24.42          $22.21          $18.86         $18.75          $16.09
  Accumulation units outstanding
  at the end of period                     5,296           3,842           2,490           2,306           783

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,209           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.48           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,917            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.23           N/A             N/A            N/A
    End of period                          $10.83          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,536          5,261            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                    $12.58          $10.89          $10.47           N/A            N/A
    End of period                          $11.58          $12.58          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,970           4,164           2,803            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(390)

  Accumulation unit value:
    Beginning of period                    $18.32          $17.84          $17.72         $16.89          $15.93
    End of period                          $19.23          $18.32          $17.84         $17.72          $16.89
  Accumulation units outstanding
  at the end of period                     7,527           6,460           5,056           3,624           635

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(390)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(868)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.25          $11.02           N/A            N/A
    End of period                          $12.87          $12.77          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,881          9,418           10,450           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(868)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.00           N/A             N/A            N/A
    End of period                          $10.47          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,009           1,157            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(480)

  Accumulation unit value:
    Beginning of period                    $15.21          $11.75          $10.10          $8.40          $8.13
    End of period                          $16.71          $15.21          $11.75         $10.10          $8.40
  Accumulation units outstanding
  at the end of period                     24,296          14,417          9,055           7,592           525

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $22.88          $20.81          $19.61           N/A            N/A
    End of period                          $24.23          $22.88          $20.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,695             18             243             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(390)

  Accumulation unit value:
    Beginning of period                    $15.08          $14.88          $14.82         $14.55          $14.14
    End of period                          $15.73          $15.08          $14.88         $14.82          $14.55
  Accumulation units outstanding
  at the end of period                     5,477           6,833           5,911           3,283          1,364

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(390)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.85          $8.71            N/A             N/A            N/A
    End of period                          $14.03          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,873           3,933            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(428)

  Accumulation unit value:
    Beginning of period                    $19.96          $17.76          $16.64         $13.60          $12.71
    End of period                          $19.07          $19.96          $17.76         $16.64          $13.60
  Accumulation units outstanding
  at the end of period                     8,728           9,543           11,165         11,782           472

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(428)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(468)

  Accumulation unit value:
    Beginning of period                    $16.61          $14.50          $14.12         $12.48          $12.20
    End of period                          $15.19          $16.61          $14.50         $14.12          $12.48
  Accumulation units outstanding
  at the end of period                     3,570           5,641           6,157           7,295           449

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(282)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.12          $11.67          $9.76          $6.69
    End of period                          $11.66          $12.24          $11.12         $11.67          $9.76
  Accumulation units outstanding
  at the end of period                     36,026          46,144          59,193         62,704          29,470

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(390)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.93          $10.94         $10.76          $10.48
    End of period                          $11.61          $11.12          $10.93         $10.94          $10.76
  Accumulation units outstanding
  at the end of period                     20,700          21,536          24,432         19,992          2,306

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(390)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(529)

  Accumulation unit value:
    Beginning of period                    $5.87           $4.39           $4.44           $4.27           N/A
    End of period                          $6.00           $5.87           $4.39           $4.44           N/A
  Accumulation units outstanding
  at the end of period                     18,885          9,601           1,682           6,413           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(529)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(582)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.16          $10.61          $9.38           N/A
    End of period                          $10.22          $11.30          $10.16         $10.61           N/A
  Accumulation units outstanding
  at the end of period                     1,037            916             916             691            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(582)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(282)

  Accumulation unit value:
    Beginning of period                    $11.01          $8.66           $9.36           $9.27          $6.45
    End of period                          $10.91          $11.01          $8.66           $9.36          $9.27
  Accumulation units outstanding
  at the end of period                     58,709          69,139          76,812         64,733          30,765

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.04           N/A             N/A            N/A
    End of period                          $10.39          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,685          16,030           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(322)

  Accumulation unit value:
    Beginning of period                    $9.48           $8.27           $8.08           $7.41          $6.17
    End of period                          $9.64           $9.48           $8.27           $8.08          $7.41
  Accumulation units outstanding
  at the end of period                     8,593           7,874           6,460           5,716          1,137

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(533)

  Accumulation unit value:
    Beginning of period                    $14.32          $12.30          $11.82         $11.14           N/A
    End of period                          $11.61          $14.32          $12.30         $11.82           N/A
  Accumulation units outstanding
  at the end of period                     10,219          2,985           2,360           2,035           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(533)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(282)

  Accumulation unit value:
    Beginning of period                    $17.06          $12.41          $11.48          $9.14          $6.03
    End of period                          $18.60          $17.06          $12.41         $11.48          $9.14
  Accumulation units outstanding
  at the end of period                     55,300          54,895          58,388         58,327          22,445

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.09          $10.50         $10.92           N/A
    End of period                          $12.20          $11.56          $11.09         $10.50           N/A
  Accumulation units outstanding
  at the end of period                     19,552          12,950          10,644          9,742           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1367)

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      495             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1367)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(390)

  Accumulation unit value:
    Beginning of period                    $18.34          $14.89          $13.39         $11.42          $9.55
    End of period                          $19.86          $18.34          $14.89         $13.39          $11.42
  Accumulation units outstanding
  at the end of period                     24,936          18,815          16,729         15,932          3,229

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(390)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                    $13.79          $11.83          $10.90         $10.20           N/A
    End of period                          $13.72          $13.79          $11.83         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    356,625         250,362          48,355          3,238           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1154)

  Accumulation unit value:
    Beginning of period                    $10.70          $9.83            N/A             N/A            N/A
    End of period                          $11.92          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,958          6,246            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(707)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.51          $10.82         $10.63           N/A
    End of period                          $12.61          $10.80          $10.51         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     6,242           4,230           1,621           1,357           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1332)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $11.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,390            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1332)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(533)

  Accumulation unit value:
    Beginning of period                    $26.96          $22.75          $16.96         $13.75           N/A
    End of period                          $35.78          $26.96          $22.75         $16.96           N/A
  Accumulation units outstanding
  at the end of period                     16,916          10,660          10,790          7,424           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(533)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(282)

  Accumulation unit value:
    Beginning of period                    $13.43          $13.08          $9.71           $8.41          $6.69
    End of period                          $13.83          $13.43          $13.08          $9.71          $8.41
  Accumulation units outstanding
  at the end of period                     35,618          47,159          63,406         58,889          25,228

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1170)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.10           N/A             N/A            N/A
    End of period                          $10.73          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      977            2,726            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1170)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(390)

  Accumulation unit value:
    Beginning of period                    $14.97          $13.92          $12.67         $11.15          $9.64
    End of period                          $15.78          $14.97          $13.92         $12.67          $11.15
  Accumulation units outstanding
  at the end of period                     22,764          15,671          19,288         20,399          7,469

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(390)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(390)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.60          $10.35          $9.59          $8.57
    End of period                          $12.31          $11.97          $10.60         $10.35          $9.59
  Accumulation units outstanding
  at the end of period                     65,559          49,476          52,546         40,901          9,374

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(390)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,433            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(282)

  Accumulation unit value:
    Beginning of period                    $20.61          $19.19          $17.95         $16.26          $10.49
    End of period                          $18.10          $20.61          $19.19         $17.95          $16.26
  Accumulation units outstanding
  at the end of period                     16,164          21,680          28,953         27,389          16,498

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(390)

  Accumulation unit value:
    Beginning of period                    $15.30          $13.27          $12.98         $11.27          $9.59
    End of period                          $14.69          $15.30          $13.27         $12.98          $11.27
  Accumulation units outstanding
  at the end of period                     17,522          14,358          17,441         18,643          5,019

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(390)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $6.02           $5.61           $5.58           $5.34           N/A
    End of period                          $6.76           $6.02           $5.61           $5.58           N/A
  Accumulation units outstanding
  at the end of period                     8,743           7,966           4,889           3,729           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(707)

  Accumulation unit value:
    Beginning of period                    $15.04          $15.55          $11.42         $10.81           N/A
    End of period                          $17.63          $15.04          $15.55         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     65,650          69,358          37,758          1,340           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                    $13.11          $11.92          $11.07         $10.74           N/A
    End of period                          $14.25          $13.11          $11.92         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     15,495          21,392          8,090            78             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(322)

  Accumulation unit value:
    Beginning of period                    $14.24          $12.41          $11.12          $9.61          $7.07
    End of period                          $14.85          $14.24          $12.41         $11.12          $9.61
  Accumulation units outstanding
  at the end of period                     8,886           7,148           3,503           7,538           830

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(428)

  Accumulation unit value:
    Beginning of period                    $8.87           $8.62           $8.05           $7.87          $7.80
    End of period                          $9.57           $8.87           $8.62           $8.05          $7.87
  Accumulation units outstanding
  at the end of period                       -              609            1,425            748            939

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(428)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.78           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,330            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(289)

  Accumulation unit value:
    Beginning of period                    $13.73          $13.53          $13.48         $13.16          $12.96
    End of period                          $14.58          $13.73          $13.53         $13.48          $13.16
  Accumulation units outstanding
  at the end of period                     59,995          41,927          32,552         14,703          9,175

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(624)

  Accumulation unit value:
    Beginning of period                    $22.86          $20.49          $19.21         $17.06           N/A
    End of period                          $20.80          $22.86          $20.49         $19.21           N/A
  Accumulation units outstanding
  at the end of period                      359             415              -             1,597           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(390)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.82          $13.45
    End of period                           N/A             N/A             N/A           $15.27          $14.82
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,545

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(390)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.60          $12.63         $12.29           N/A
    End of period                          $13.25          $13.66          $12.60         $12.63           N/A
  Accumulation units outstanding
  at the end of period                     38,182          56,437          37,904         28,830           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(289)

  Accumulation unit value:
    Beginning of period                    $21.52          $19.41          $18.86         $17.51          $13.64
    End of period                          $19.92          $21.52          $19.41         $18.86          $17.51
  Accumulation units outstanding
  at the end of period                     3,326           3,993           4,042           4,042          3,934

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(511)

  Accumulation unit value:
    Beginning of period                    $8.44           $8.14           $7.40           $6.65           N/A
    End of period                          $8.21           $8.44           $8.14           $7.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -              505             662            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(511)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(282)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.18          $8.10
    End of period                           N/A             N/A             N/A           $10.33          $10.18
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             890

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(637)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.73           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.21          $9.87
    End of period                           N/A             N/A             N/A           $10.39          $10.21
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             126

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(491)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.20           N/A
    End of period                           N/A             N/A             N/A           $10.13           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(491)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(415)

  Accumulation unit value:
    Beginning of period                    $14.77          $13.03          $12.24         $11.08          $10.28
    End of period                          $15.82          $14.77          $13.03         $12.24          $11.08
  Accumulation units outstanding
  at the end of period                     29,045          30,298          26,088         20,624          5,693

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1098)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.44           N/A             N/A            N/A
    End of period                          $11.56          $11.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,932          1,594            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(270)

  Accumulation unit value:
    Beginning of period                    $14.71          $13.14          $12.47         $11.41          $9.30
    End of period                          $15.69          $14.71          $13.14         $12.47          $11.41
  Accumulation units outstanding
  at the end of period                     68,085          73,782          72,498         69,720          18,097

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(270)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(760)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.81          $10.37           N/A            N/A
    End of period                          $12.37          $11.70          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,206            888            1,013            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(760)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.71          $12.17         $11.32          $9.67
    End of period                          $14.90          $13.98          $12.71         $12.17          $11.32
  Accumulation units outstanding
  at the end of period                     73,827          42,762          33,749         15,979          1,071

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.35           N/A             N/A             N/A            N/A
    End of period                          $11.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,036            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $11.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      437             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(579)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.50           N/A
    End of period                           N/A             N/A             N/A           $10.90           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(579)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(322)

  Accumulation unit value:
    Beginning of period                    $25.23          $22.62          $21.90         $20.14          $17.41
    End of period                          $26.60          $25.23          $22.62         $21.90          $20.14
  Accumulation units outstanding
  at the end of period                     7,965           11,227          9,420          11,453          5,031

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(333)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.73          $11.64         $11.77          $11.88
    End of period                          $12.35          $12.02          $11.73         $11.64          $11.77
  Accumulation units outstanding
  at the end of period                     47,336          33,152          10,566          6,375          10,255

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(333)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(461)

  Accumulation unit value:
    Beginning of period                    $20.46          $17.25          $16.25         $14.44          $13.53
    End of period                          $21.64          $20.46          $17.25         $16.25          $14.44
  Accumulation units outstanding
  at the end of period                     2,347           4,229           4,339           2,349           789

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $28.47          $25.53          $24.53         $22.75          $17.55
    End of period                          $30.75          $28.47          $25.53         $24.53          $22.75
  Accumulation units outstanding
  at the end of period                     11,265          9,998           7,510           7,486          2,992

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $37.34          $35.64          $31.84         $27.50          $19.81
    End of period                          $42.93          $37.34          $35.64         $31.84          $27.50
  Accumulation units outstanding
  at the end of period                     7,424           3,775           2,857           3,366           676

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(322)

  Accumulation unit value:
    Beginning of period                    $15.82          $13.44          $12.90         $11.42          $9.09
    End of period                          $15.65          $15.82          $13.44         $12.90          $11.42
  Accumulation units outstanding
  at the end of period                     27,968          26,605          24,381         19,339          5,839

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 1.945%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(652)

  Accumulation unit value:
    Beginning of period                    $16.70          $13.89          $12.79         $10.94           N/A
    End of period                          $17.97          $16.70          $13.89         $12.79           N/A
  Accumulation units outstanding
  at the end of period                    197,563          11,150          4,374           2,714           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(652)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(556)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.56          $10.99         $10.58           N/A
    End of period                          $13.88          $12.23          $11.56         $10.99           N/A
  Accumulation units outstanding
  at the end of period                    123,664          11,453          7,925           5,082           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.48           N/A
    End of period                           N/A             N/A             N/A            $9.11           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $15.45          $11.55          $11.24           N/A            N/A
    End of period                          $12.88          $15.45          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                    290,316          28,732          1,136            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(588)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.47          $11.72         $11.10           N/A
    End of period                          $15.29          $14.00          $12.47         $11.72           N/A
  Accumulation units outstanding
  at the end of period                     46,511          1,308            576             455            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(650)

  Accumulation unit value:
    Beginning of period                    $18.85          $18.31          $16.63         $14.82           N/A
    End of period                          $20.45          $18.85          $18.31         $16.63           N/A
  Accumulation units outstanding
  at the end of period                       -             12,996          12,405          5,109           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(524)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.73          $9.94           $9.38           N/A
    End of period                          $12.34          $11.66          $10.73          $9.94           N/A
  Accumulation units outstanding
  at the end of period                    162,610          45,546          40,342         10,496           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1187)

  Accumulation unit value:
    Beginning of period                    $24.46          $23.44           N/A             N/A            N/A
    End of period                          $28.94          $24.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     66,891           406             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1187)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,196            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(652)

  Accumulation unit value:
    Beginning of period                    $26.10          $25.44          $24.78         $21.84           N/A
    End of period                          $28.08          $26.10          $25.44         $24.78           N/A
  Accumulation units outstanding
  at the end of period                     36,654          7,049           6,413            254            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(652)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    852,272           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $10.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,215           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(740)

  Accumulation unit value:
    Beginning of period                    $18.35          $16.66          $16.06           N/A            N/A
    End of period                          $18.10          $18.35          $16.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,754            297            8,416            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(683)

  Accumulation unit value:
    Beginning of period                    $22.15          $18.81          $18.71         $16.01           N/A
    End of period                          $24.35          $22.15          $18.81         $18.71           N/A
  Accumulation units outstanding
  at the end of period                    112,705          2,682            132             272            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   4,143,710          N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    229,358           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1125)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.18           N/A             N/A            N/A
    End of period                          $10.82          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    565,381          4,282            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1125)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    391,759           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                    $12.57          $10.89          $10.26           N/A            N/A
    End of period                          $11.57          $12.57          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                    249,295          9,574           1,505            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(646)

  Accumulation unit value:
    Beginning of period                    $18.27          $17.79          $17.68         $17.03           N/A
    End of period                          $19.17          $18.27          $17.79         $17.68           N/A
  Accumulation units outstanding
  at the end of period                    145,561          11,638          7,687           2,206           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(646)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                    $12.76          $11.24          $10.51           N/A            N/A
    End of period                          $12.87          $12.76          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                    108,454          3,940           1,479            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1151)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.09           N/A             N/A            N/A
    End of period                          $10.46          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     80,704          2,242            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1151)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(556)

  Accumulation unit value:
    Beginning of period                    $15.18          $11.72          $10.08          $9.09           N/A
    End of period                          $16.66          $15.18          $11.72         $10.08           N/A
  Accumulation units outstanding
  at the end of period                    516,210          38,636          34,088          8,643           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(685)

  Accumulation unit value:
    Beginning of period                    $22.81          $20.75          $19.93         $17.38           N/A
    End of period                          $24.15          $22.81          $20.75         $19.93           N/A
  Accumulation units outstanding
  at the end of period                     36,472          10,617          10,120          1,847           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(524)

  Accumulation unit value:
    Beginning of period                    $15.03          $14.84          $14.79         $14.70           N/A
    End of period                          $15.68          $15.03          $14.84         $14.79           N/A
  Accumulation units outstanding
  at the end of period                    134,687          6,039           5,249           3,993           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1140)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.07            N/A             N/A            N/A
    End of period                          $14.02          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    680,771          3,637            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1140)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(628)

  Accumulation unit value:
    Beginning of period                    $19.92          $17.73          $16.61         $14.22           N/A
    End of period                          $19.02          $19.92          $17.73         $16.61           N/A
  Accumulation units outstanding
  at the end of period                    126,839          12,081          8,244           7,386           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(650)

  Accumulation unit value:
    Beginning of period                    $16.58          $14.47          $14.10         $12.47           N/A
    End of period                          $15.15          $16.58          $14.47         $14.10           N/A
  Accumulation units outstanding
  at the end of period                     41,219          4,164           8,928           2,799           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1318)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    370,248           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(418)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.10          $11.66          $9.75          $8.21
    End of period                          $11.64          $12.22          $11.10         $11.66          $9.75
  Accumulation units outstanding
  at the end of period                    638,249          53,333          64,932         41,848           259

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(418)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.93          $10.94         $10.76          $10.73
    End of period                          $11.59          $11.11          $10.93         $10.94          $10.76
  Accumulation units outstanding
  at the end of period                    225,505          46,465          43,234          7,595           198

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(962)

  Accumulation unit value:
    Beginning of period                    $5.86           $4.39           $4.50            N/A            N/A
    End of period                          $5.99           $5.86           $4.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                    407,310          23,741          1,230            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(962)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(899)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.14          $10.21           N/A            N/A
    End of period                          $10.19          $11.28          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,353           519            6,762            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(899)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(418)

  Accumulation unit value:
    Beginning of period                    $10.99          $8.65           $9.35           $9.26          $8.00
    End of period                          $10.89          $10.99          $8.65           $9.35          $9.26
  Accumulation units outstanding
  at the end of period                    972,053          81,052          61,933         50,805           265

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.02           N/A             N/A            N/A
    End of period                          $10.39          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    945,278          20,122           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                    $9.47           $8.26           $8.08           $7.35           N/A
    End of period                          $9.64           $9.47           $8.26           $8.08           N/A
  Accumulation units outstanding
  at the end of period                     74,794          33,275          24,335         27,931           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(686)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.28          $11.80         $10.65           N/A
    End of period                          $11.58          $14.29          $12.28         $11.80           N/A
  Accumulation units outstanding
  at the end of period                     62,866          5,788            641            1,753           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(418)

  Accumulation unit value:
    Beginning of period                    $17.03          $12.39          $11.47          $9.13          $8.53
    End of period                          $18.56          $17.03          $12.39         $11.47          $9.13
  Accumulation units outstanding
  at the end of period                   1,011,455        101,504          55,629         18,645           249

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(641)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.07          $10.49          $9.84           N/A
    End of period                          $12.17          $11.54          $11.07         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    118,502          6,409           7,712           5,169           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1324)

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    135,043           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(418)

  Accumulation unit value:
    Beginning of period                    $18.32          $14.87          $13.38         $11.42          $9.91
    End of period                          $19.83          $18.32          $14.87         $13.38          $11.42
  Accumulation units outstanding
  at the end of period                    342,570          36,805          26,093          9,611           214

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.82          $10.90          $9.87           N/A
    End of period                          $13.71          $13.78          $11.82         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   10,568,352       587,694         264,396          8,222           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.70          $9.38            N/A             N/A            N/A
    End of period                          $11.91          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    907,278          2,140            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.50          $9.27            N/A            N/A
    End of period                          $12.60          $10.79          $10.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                    273,598          10,332          11,698           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $11.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    236,956           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $26.91          $22.71          $16.93         $14.97           N/A
    End of period                          $35.70          $26.91          $22.71         $16.93           N/A
  Accumulation units outstanding
  at the end of period                    354,986          27,671          18,042          5,497           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(418)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.05          $9.70           $8.40          $7.36
    End of period                          $13.80          $13.40          $13.05          $9.70          $8.40
  Accumulation units outstanding
  at the end of period                    659,009          78,861          77,137         25,260           289

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.58            N/A             N/A            N/A
    End of period                          $10.73          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,206          1,480            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(418)

  Accumulation unit value:
    Beginning of period                    $14.96          $13.90          $12.66         $11.15          $10.00
    End of period                          $15.76          $14.96          $13.90         $12.66          $11.15
  Accumulation units outstanding
  at the end of period                    300,223          59,952          39,126         12,508           212

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(418)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.59          $10.34          $9.58          $8.66
    End of period                          $12.29          $11.95          $10.59         $10.34          $9.58
  Accumulation units outstanding
  at the end of period                    533,398          69,371          54,239         22,972           245

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1319)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    147,664           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(418)

  Accumulation unit value:
    Beginning of period                    $20.57          $19.15          $17.93         $16.24          $14.26
    End of period                          $18.06          $20.57          $19.15         $17.93          $16.24
  Accumulation units outstanding
  at the end of period                    348,429          35,126          25,593         11,141           149

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(418)

  Accumulation unit value:
    Beginning of period                    $15.28          $13.26          $12.97         $11.26          $10.04
    End of period                          $14.67          $15.28          $13.26         $12.97          $11.26
  Accumulation units outstanding
  at the end of period                    228,006          34,286          27,647          9,424           212

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(672)

  Accumulation unit value:
    Beginning of period                    $6.00           $5.60           $5.57           $4.88           N/A
    End of period                          $6.74           $6.00           $5.60           $5.57           N/A
  Accumulation units outstanding
  at the end of period                    271,198          10,114          6,799           2,479           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(672)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(721)

  Accumulation unit value:
    Beginning of period                    $15.03          $15.54          $11.42         $10.86           N/A
    End of period                          $17.62          $15.03          $15.54         $11.42           N/A
  Accumulation units outstanding
  at the end of period                   1,157,067         79,873          50,008           52             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                    $13.11          $11.91          $11.07          $9.87           N/A
    End of period                          $14.23          $13.11          $11.91         $11.07           N/A
  Accumulation units outstanding
  at the end of period                    368,993          46,059          37,060          3,261           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.40          $11.11          $9.61          $8.94
    End of period                          $14.83          $14.22          $12.40         $11.11          $9.61
  Accumulation units outstanding
  at the end of period                    217,057          32,268          17,460          2,187            -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(650)

  Accumulation unit value:
    Beginning of period                    $8.89           $8.64           $8.07           $7.38           N/A
    End of period                          $9.59           $8.89           $8.64           $8.07           N/A
  Accumulation units outstanding
  at the end of period                       -             10,064          7,070           5,367           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    171,273           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(448)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.50          $13.46         $13.14          $13.00
    End of period                          $14.55          $13.70          $13.50         $13.46          $13.14
  Accumulation units outstanding
  at the end of period                    446,073          64,403          40,786          7,007            -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(757)

  Accumulation unit value:
    Beginning of period                    $22.80          $20.45          $18.74           N/A            N/A
    End of period                          $20.74          $22.80          $20.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,262             15              19             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.79           N/A
    End of period                           N/A             N/A             N/A           $15.23           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.57          $12.61         $12.27           N/A
    End of period                          $13.21          $13.63          $12.57         $12.61           N/A
  Accumulation units outstanding
  at the end of period                    214,294          10,109          5,800           3,761           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(794)

  Accumulation unit value:
    Beginning of period                    $21.46          $19.36          $18.37           N/A            N/A
    End of period                          $19.86          $21.46          $19.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,362          2,961           1,247            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(1058)

  Accumulation unit value:
    Beginning of period                    $8.42           $8.88            N/A             N/A            N/A
    End of period                          $8.20           $8.42            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1456)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,960           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,502           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(651)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.64           N/A
    End of period                           N/A             N/A             N/A           $10.04           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(651)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,386           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    122,565           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    223,436           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.72            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      654             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(556)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.27           N/A
    End of period                           N/A             N/A             N/A           $10.12           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,037           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(614)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.00          $12.22         $11.07           N/A
    End of period                          $15.78          $14.74          $13.00         $12.22           N/A
  Accumulation units outstanding
  at the end of period                    195,299          44,387          48,277         44,599           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(706)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.48          $10.30         $10.16           N/A
    End of period                          $11.56          $11.09          $10.48         $10.30           N/A
  Accumulation units outstanding
  at the end of period                    364,646          53,220          17,283         17,089           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(445)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.11          $12.45         $11.39          $10.89
    End of period                          $15.65          $14.68          $13.11         $12.45          $11.39
  Accumulation units outstanding
  at the end of period                    516,007          42,904          33,705         18,215          3,602

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(445)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(719)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.80          $10.49         $10.36           N/A
    End of period                          $12.36          $11.70          $10.80         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    842,813          47,490          40,496         14,775           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(424)

  Accumulation unit value:
    Beginning of period                    $13.95          $12.68          $12.15         $11.31          $10.74
    End of period                          $14.87          $13.95          $12.68         $12.15          $11.31
  Accumulation units outstanding
  at the end of period                    974,926          82,943         115,074         25,167          14,776

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(424)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.15           N/A             N/A             N/A            N/A
    End of period                          $11.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,476           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.83           N/A             N/A             N/A            N/A
    End of period                          $11.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,711            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.60           N/A             N/A             N/A            N/A
    End of period                          $11.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,517           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.57           N/A             N/A             N/A            N/A
    End of period                          $11.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    171,617           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,763           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(448)

  Accumulation unit value:
    Beginning of period                    $25.15          $22.56          $21.85         $20.09          $19.23
    End of period                          $26.51          $25.15          $22.56         $21.85          $20.09
  Accumulation units outstanding
  at the end of period                    236,671          11,920          9,857           4,896            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(626)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.69          $11.61         $11.65           N/A
    End of period                          $12.31          $11.99          $11.69         $11.61           N/A
  Accumulation units outstanding
  at the end of period                   1,310,634         71,633          8,239           2,130           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(678)

  Accumulation unit value:
    Beginning of period                    $20.44          $17.23          $16.24         $15.16           N/A
    End of period                          $21.61          $20.44          $17.23         $16.24           N/A
  Accumulation units outstanding
  at the end of period                    196,381          18,203          15,003          1,771           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $28.39          $25.46          $24.47         $22.71          $21.40
    End of period                          $30.66          $28.39          $25.46         $24.47          $22.71
  Accumulation units outstanding
  at the end of period                    110,602          14,241          10,307          2,917            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(588)

  Accumulation unit value:
    Beginning of period                    $37.23          $35.55          $31.77         $28.35           N/A
    End of period                          $42.80          $37.23          $35.55         $31.77           N/A
  Accumulation units outstanding
  at the end of period                    118,499          7,381           6,401           3,574           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(623)

  Accumulation unit value:
    Beginning of period                    $15.79          $13.42          $12.89         $11.54           N/A
    End of period                          $15.62          $15.79          $13.42         $12.89           N/A
  Accumulation units outstanding
  at the end of period                    190,547          38,600          38,791          8,282           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(346)

  Accumulation unit value:
    Beginning of period                    $16.69          $13.88          $12.79         $11.21          $9.66
    End of period                          $17.96          $16.69          $13.88         $12.79          $11.21
  Accumulation units outstanding
  at the end of period                     41,691          36,135          22,817          6,827          13,238

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(346)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(153)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.56          $10.99         $10.19          $7.99
    End of period                          $13.88          $12.22          $11.56         $10.99          $10.19
  Accumulation units outstanding
  at the end of period                     80,501          36,806          41,381         27,566          10,724

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(153)

  Accumulation unit value:
    Beginning of period                    $8.39
    End of period                          $7.99
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(297)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.32          $7.53
    End of period                           N/A             N/A             N/A            $9.10          $9.32
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,460

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(297)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(874)

  Accumulation unit value:
    Beginning of period                    $15.45          $11.55          $11.28           N/A            N/A
    End of period                          $12.87          $15.45          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,141          69,931          22,762           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(874)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(346)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.47          $11.72         $11.19          $9.49
    End of period                          $15.29          $14.00          $12.47         $11.72          $11.19
  Accumulation units outstanding
  at the end of period                     56,276          56,668          53,594         38,850          19,461

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(346)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(297)

  Accumulation unit value:
    Beginning of period                    $18.81          $18.27          $16.59         $16.11          $12.25
    End of period                          $20.40          $18.81          $18.27         $16.59          $16.11
  Accumulation units outstanding
  at the end of period                       -             17,880          16,416          7,887          17,332

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(297)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(297)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.56           $9.17          $7.52
    End of period                           N/A             N/A            $8.68           $9.56          $9.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            13,519          38,407

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(297)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(273)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.73          $9.94           $9.26          $8.14
    End of period                          $12.34          $11.66          $10.73          $9.94          $9.26
  Accumulation units outstanding
  at the end of period                     28,850          31,272          46,330         35,671          21,242

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(724)

  Accumulation unit value:
    Beginning of period                    $24.45          $22.00          $22.01         $21.71           N/A
    End of period                          $28.92          $24.45          $22.00         $22.01           N/A
  Accumulation units outstanding
  at the end of period                     7,858           4,940           5,444            537            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(153)

  Accumulation unit value:
    Beginning of period                    $26.12          $25.46          $24.80         $22.65          $17.04
    End of period                          $28.11          $26.12          $25.46         $24.80          $22.65
  Accumulation units outstanding
  at the end of period                     11,031          7,829           11,228         17,320          2,264

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(153)

  Accumulation unit value:
    Beginning of period                    $17.26
    End of period                          $17.04
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    114,297           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $10.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,836            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(273)

  Accumulation unit value:
    Beginning of period                    $18.34          $16.65          $16.42         $15.75          $12.47
    End of period                          $18.09          $18.34          $16.65         $16.42          $15.75
  Accumulation units outstanding
  at the end of period                     16,747          21,039          21,291         16,328          7,408

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(218)

  Accumulation unit value:
    Beginning of period                    $22.14          $18.80          $18.70         $16.05          $11.69
    End of period                          $24.34          $22.14          $18.80         $18.70          $16.05
  Accumulation units outstanding
  at the end of period                     15,938          15,823          9,572          14,259          3,864

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(218)

  Accumulation unit value:
    Beginning of period                    $11.20
    End of period                          $11.69
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    160,703           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,545            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.88            N/A             N/A            N/A
    End of period                          $10.82          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,019          8,885            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,497           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $12.57          $10.89          $10.73           N/A            N/A
    End of period                          $11.57          $12.57          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,319          22,356          5,679            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(218)

  Accumulation unit value:
    Beginning of period                    $18.26          $17.78          $17.67         $16.85          $15.13
    End of period                          $19.16          $18.26          $17.78         $17.67          $16.85
  Accumulation units outstanding
  at the end of period                     69,868          69,403          70,968         31,648          10,209

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(218)

  Accumulation unit value:
    Beginning of period                    $14.57
    End of period                          $15.13
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.76          $11.24          $10.65           N/A            N/A
    End of period                          $12.86          $12.76          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                    336,692          31,078          12,635           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.00           N/A             N/A            N/A
    End of period                          $10.46          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,723          11,233           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(411)

  Accumulation unit value:
    Beginning of period                    $15.17          $11.72          $10.08          $8.39          $7.33
    End of period                          $16.66          $15.17          $11.72         $10.08          $8.39
  Accumulation units outstanding
  at the end of period                     98,579         116,898          86,818         61,881          18,045

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(411)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(453)

  Accumulation unit value:
    Beginning of period                    $22.80          $20.74          $19.92         $17.22          $16.82
    End of period                          $24.13          $22.80          $20.74         $19.92          $17.22
  Accumulation units outstanding
  at the end of period                     16,976          10,503          10,224          2,006           345

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(453)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(273)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.84          $14.78         $14.51          $14.66
    End of period                          $15.67          $15.02          $14.84         $14.78          $14.51
  Accumulation units outstanding
  at the end of period                     65,096          69,631          65,938         27,677          7,905

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.48            N/A             N/A            N/A
    End of period                          $14.02          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,136          6,541            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $19.90          $17.71          $16.60         $13.57          $10.74
    End of period                          $19.01          $19.90          $17.71         $16.60          $13.57
  Accumulation units outstanding
  at the end of period                     65,890          62,626          74,441         31,445          7,158

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $10.96
    End of period                          $10.74
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(153)

  Accumulation unit value:
    Beginning of period                    $16.56          $14.46          $14.09         $12.45          $9.15
    End of period                          $15.13          $16.56          $14.46         $14.09          $12.45
  Accumulation units outstanding
  at the end of period                     40,480          48,005          64,204         41,982          21,995

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(153)

  Accumulation unit value:
    Beginning of period                    $9.55
    End of period                          $9.15
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,649            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(300)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.09          $11.65          $9.75          $6.95
    End of period                          $11.64          $12.21          $11.09         $11.65          $9.75
  Accumulation units outstanding
  at the end of period                    551,757         561,423         559,154         255,800         84,346

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(300)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.92          $10.93         $10.76          $10.69
    End of period                          $11.59          $11.10          $10.92         $10.93          $10.76
  Accumulation units outstanding
  at the end of period                    239,799         267,317         299,033         172,436         67,745

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(609)

  Accumulation unit value:
    Beginning of period                    $5.86           $4.39           $4.43           $3.96           N/A
    End of period                          $5.99           $5.86           $4.39           $4.43           N/A
  Accumulation units outstanding
  at the end of period                     48,557          62,217          13,207         13,270           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(609)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.14          $10.59          $9.69           N/A
    End of period                          $10.19          $11.28          $10.14         $10.59           N/A
  Accumulation units outstanding
  at the end of period                     5,926           16,191          12,404           55             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(300)

  Accumulation unit value:
    Beginning of period                    $10.98          $8.64           $9.34           $9.26          $6.82
    End of period                          $10.88          $10.98          $8.64           $9.34          $9.26
  Accumulation units outstanding
  at the end of period                    701,373         767,350         796,751         400,721        131,275

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(300)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.00           N/A             N/A            N/A
    End of period                          $10.39          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    110,694         166,986           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(368)

  Accumulation unit value:
    Beginning of period                    $9.45           $8.25           $8.07           $7.40          $6.66
    End of period                          $9.62           $9.45           $8.25           $8.07          $7.40
  Accumulation units outstanding
  at the end of period                     97,658         123,727         156,409         154,568         40,569

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(495)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.28          $11.80         $10.69           N/A
    End of period                          $11.58          $14.29          $12.28         $11.80           N/A
  Accumulation units outstanding
  at the end of period                     18,780          51,201          48,835         19,412           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(300)

  Accumulation unit value:
    Beginning of period                    $17.02          $12.39          $11.46          $9.13          $6.14
    End of period                          $18.55          $17.02          $12.39         $11.46          $9.13
  Accumulation units outstanding
  at the end of period                    520,244         599,037         568,256         227,316         61,879

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(300)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(495)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.07          $10.49         $10.44           N/A
    End of period                          $12.17          $11.53          $11.07         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     49,947          58,295          86,044         23,886           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1456)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,374            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(320)

  Accumulation unit value:
    Beginning of period                    $18.31          $14.87          $13.38         $11.42          $8.54
    End of period                          $19.82          $18.31          $14.87         $13.38          $11.42
  Accumulation units outstanding
  at the end of period                    161,763         183,123         168,891         90,544          21,286

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.82          $10.90          $9.98           N/A
    End of period                          $13.70          $13.78          $11.82         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   1,485,387       1,709,217       1,343,287        164,606          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1106)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.43            N/A             N/A            N/A
    End of period                          $11.91          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,671          27,216           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1106)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.50          $10.82         $10.47           N/A
    End of period                          $12.60          $10.79          $10.50         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     51,511          54,065          48,340          5,822           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $11.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,895            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(495)

  Accumulation unit value:
    Beginning of period                    $26.90          $22.71          $16.93         $13.07           N/A
    End of period                          $35.69          $26.90          $22.71         $16.93           N/A
  Accumulation units outstanding
  at the end of period                     50,680          79,923          80,371         19,816           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(300)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.05          $9.69           $8.40          $7.15
    End of period                          $13.80          $13.40          $13.05          $9.69          $8.40
  Accumulation units outstanding
  at the end of period                    567,636         601,317         609,846         291,617         94,115

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(300)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(312)

  Accumulation unit value:
    Beginning of period                    $14.95          $13.90          $12.66         $11.15          $8.29
    End of period                          $15.75          $14.95          $13.90         $12.66          $11.15
  Accumulation units outstanding
  at the end of period                    237,618         277,859         273,444         169,832         50,154

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(218)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.59          $10.34          $9.58          $7.65
    End of period                          $12.29          $11.95          $10.59         $10.34          $9.58
  Accumulation units outstanding
  at the end of period                    381,995         459,463         472,948         289,413         94,353

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(218)

  Accumulation unit value:
    Beginning of period                    $7.86
    End of period                          $7.65
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,599           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(300)

  Accumulation unit value:
    Beginning of period                    $20.56          $19.15          $17.92         $16.23          $11.29
    End of period                          $18.05          $20.56          $19.15         $17.92          $16.23
  Accumulation units outstanding
  at the end of period                    331,420         342,413         329,377         143,055         52,097

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(300)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(312)

  Accumulation unit value:
    Beginning of period                    $15.28          $13.26          $12.97         $11.26          $7.89
    End of period                          $14.66          $15.28          $13.26         $12.97          $11.26
  Accumulation units outstanding
  at the end of period                    135,773         190,995         162,892         87,894          26,949

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(544)

  Accumulation unit value:
    Beginning of period                    $6.00           $5.60           $5.57           $5.44           N/A
    End of period                          $6.74           $6.00           $5.60           $5.57           N/A
  Accumulation units outstanding
  at the end of period                    103,039          89,877          96,691         19,854           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                    $15.03          $15.54          $11.42          $9.56           N/A
    End of period                          $17.61          $15.03          $15.54         $11.42           N/A
  Accumulation units outstanding
  at the end of period                    288,332         404,567         291,505         15,685           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $13.10          $11.91          $11.07         $10.53           N/A
    End of period                          $14.23          $13.10          $11.91         $11.07           N/A
  Accumulation units outstanding
  at the end of period                    192,537         303,135         306,229         13,576           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(346)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.39          $11.11          $9.61          $7.80
    End of period                          $14.82          $14.22          $12.39         $11.11          $9.61
  Accumulation units outstanding
  at the end of period                     87,985          95,710          89,963         74,783          20,933

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(346)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(411)

  Accumulation unit value:
    Beginning of period                    $8.86           $8.61           $8.04           $7.87          $7.81
    End of period                          $9.55           $8.86           $8.61           $8.04          $7.87
  Accumulation units outstanding
  at the end of period                       -             35,297          26,945         14,308          5,376

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(411)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,039           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(153)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.50          $13.45         $13.14          $12.78
    End of period                          $14.54          $13.70          $13.50         $13.45          $13.14
  Accumulation units outstanding
  at the end of period                    194,212         180,731         182,507         112,184         28,962

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(153)

  Accumulation unit value:
    Beginning of period                    $12.26
    End of period                          $12.78
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(548)

  Accumulation unit value:
    Beginning of period                    $22.79          $20.43          $19.15         $17.54           N/A
    End of period                          $20.72          $22.79          $20.43         $19.15           N/A
  Accumulation units outstanding
  at the end of period                     2,808           3,152           3,898            842            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(548)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(218)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.78          $12.70
    End of period                           N/A             N/A             N/A           $15.22          $14.78
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            16,345

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(218)

  Accumulation unit value:
    Beginning of period                    $12.22
    End of period                          $12.70
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.57          $12.60         $12.26           N/A
    End of period                          $13.21          $13.62          $12.57         $12.60           N/A
  Accumulation units outstanding
  at the end of period                     72,826          89,453          81,767         57,641           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(273)

  Accumulation unit value:
    Beginning of period                    $21.45          $19.35          $18.80         $17.47          $13.63
    End of period                          $19.85          $21.45          $19.35         $18.80          $17.47
  Accumulation units outstanding
  at the end of period                     4,752           6,125           8,469           5,300          2,074

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(389)

  Accumulation unit value:
    Beginning of period                    $8.42           $8.12           $7.39           $6.35          $5.63
    End of period                          $8.19           $8.42           $8.12           $7.39          $6.35
  Accumulation units outstanding
  at the end of period                       -             16,510          15,833          8,025          2,459

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(389)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1465)

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,193            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(297)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.18          $8.34
    End of period                           N/A             N/A             N/A           $10.33          $10.18
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            13,916

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(297)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(484)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.88          $9.86
    End of period                           N/A             N/A             N/A           $10.04          $9.88
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,701

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(484)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.27           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,756            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,579            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(410)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19          $9.33
    End of period                           N/A             N/A             N/A           $10.37          $10.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,394

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(410)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(377)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.97          $8.93
    End of period                           N/A             N/A             N/A           $10.12          $9.97
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            11,475

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(344)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.00          $12.22         $11.06          $9.77
    End of period                          $15.77          $14.73          $13.00         $12.22          $11.06
  Accumulation units outstanding
  at the end of period                    152,914         158,692         122,106         86,407          13,646

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(344)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.48          $10.30          $9.96           N/A
    End of period                          $11.55          $11.08          $10.48         $10.30           N/A
  Accumulation units outstanding
  at the end of period                    283,882         155,306         128,462         20,214           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(387)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.11          $12.44         $11.39          $10.30
    End of period                          $15.64          $14.68          $13.11         $12.44          $11.39
  Accumulation units outstanding
  at the end of period                    637,785         729,216         801,751         718,229        175,682

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(387)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(724)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.80          $10.49         $10.38           N/A
    End of period                          $12.35          $11.69          $10.80         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    323,942         336,775         387,580           192            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(276)

  Accumulation unit value:
    Beginning of period                    $13.95          $12.68          $12.15         $11.30          $9.49
    End of period                          $14.86          $13.95          $12.68         $12.15          $11.30
  Accumulation units outstanding
  at the end of period                    625,411         735,858         714,724         294,370        157,271

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(276)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1029)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.04           N/A             N/A            N/A
    End of period                          $11.56          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      592              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1171)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.27           N/A             N/A            N/A
    End of period                          $11.05          $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,143           1,008            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(102)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.67          $8.33
    End of period                           N/A             N/A             N/A           $10.88          $10.67
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(102)

  Accumulation unit value:
    Beginning of period                    $10.62
    End of period                          $8.33
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(273)

  Accumulation unit value:
    Beginning of period                    $25.14          $22.55          $21.84         $20.09          $16.38
    End of period                          $26.50          $25.14          $22.55         $21.84          $20.09
  Accumulation units outstanding
  at the end of period                     57,765          54,015          55,009         26,463          13,316

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(332)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.69          $11.60         $11.74          $11.85
    End of period                          $12.31          $11.98          $11.69         $11.60          $11.74
  Accumulation units outstanding
  at the end of period                    218,425         414,239          20,719         14,636          23,324

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(332)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(413)

  Accumulation unit value:
    Beginning of period                    $20.43          $17.23          $16.24         $14.43          $13.10
    End of period                          $21.61          $20.43          $17.23         $16.24          $14.43
  Accumulation units outstanding
  at the end of period                     37,413          47,932          33,256         28,459          9,439

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(413)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(273)

  Accumulation unit value:
    Beginning of period                    $28.37          $25.45          $24.46         $22.70          $17.21
    End of period                          $30.64          $28.37          $25.45         $24.46          $22.70
  Accumulation units outstanding
  at the end of period                     79,275          59,368          63,656         39,044          16,039

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(153)

  Accumulation unit value:
    Beginning of period                    $37.19          $35.51          $31.73         $27.42          $20.17
    End of period                          $42.75          $37.19          $35.51         $31.73          $27.42
  Accumulation units outstanding
  at the end of period                     49,076          46,387          49,406         28,688          9,173

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(153)

  Accumulation unit value:
    Beginning of period                    $20.85
    End of period                          $20.17
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $15.78          $13.41          $12.88         $11.40          $8.95
    End of period                          $15.61          $15.78          $13.41         $12.88          $11.40
  Accumulation units outstanding
  at the end of period                    161,314         149,365         153,432         133,471         50,846

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $9.19
    End of period                          $8.95
  Accumulation units outstanding
  at the end of period                       -

Accumulation Unit Values
Contract with Endorsements - 1.955%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(626)

  Accumulation unit value:
    Beginning of period                    $16.68          $13.87          $12.78         $10.72           N/A
    End of period                          $17.95          $16.68          $13.87         $12.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,451           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(929)

  Accumulation unit value:
    Beginning of period                    $15.45          $11.55          $10.57           N/A            N/A
    End of period                          $12.87          $15.45          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,294            451             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(929)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.43           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,311            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $18.24          $17.77          $17.66         $17.31           N/A
    End of period                          $19.14          $18.24          $17.77         $17.66           N/A
  Accumulation units outstanding
  at the end of period                      883             924             898            1,294           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1013)

  Accumulation unit value:
    Beginning of period                    $12.76          $11.50           N/A             N/A            N/A
    End of period                          $12.86          $12.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1013)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1212)

  Accumulation unit value:
    Beginning of period                    $15.16          $14.87           N/A             N/A            N/A
    End of period                          $16.65          $15.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $15.01          $14.83          $14.77         $14.72           N/A
    End of period                          $15.66          $15.01          $14.83         $14.77           N/A
  Accumulation units outstanding
  at the end of period                     1,077           1,118           1,072           1,015           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(682)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.09          $11.65         $10.56           N/A
    End of period                          $11.63          $12.21          $11.09         $11.65           N/A
  Accumulation units outstanding
  at the end of period                     5,441           5,296           4,561           5,263           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.92          $10.93         $10.95           N/A
    End of period                          $11.58          $11.10          $10.92         $10.93           N/A
  Accumulation units outstanding
  at the end of period                      730             758             728             682            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1156)

  Accumulation unit value:
    Beginning of period                    $5.85           $5.34            N/A             N/A            N/A
    End of period                          $5.99           $5.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              243             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(626)

  Accumulation unit value:
    Beginning of period                    $10.98          $8.64           $9.34           $8.57           N/A
    End of period                          $10.88          $10.98          $8.64           $9.34           N/A
  Accumulation units outstanding
  at the end of period                     6,088           6,757           5,732           7,803           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1212)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.62           N/A             N/A            N/A
    End of period                          $10.39          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(637)

  Accumulation unit value:
    Beginning of period                    $9.45           $8.25           $8.07           $7.16           N/A
    End of period                          $9.61           $9.45           $8.25           $8.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              345            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(929)

  Accumulation unit value:
    Beginning of period                    $14.28          $12.27          $11.14           N/A            N/A
    End of period                          $11.57          $14.28          $12.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              363             428             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(929)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(682)

  Accumulation unit value:
    Beginning of period                    $17.02          $12.38          $11.46         $10.23           N/A
    End of period                          $18.54          $17.02          $12.38         $11.46           N/A
  Accumulation units outstanding
  at the end of period                     3,997           4,685           4,716           5,440           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(929)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.06          $10.60           N/A            N/A
    End of period                          $12.16          $11.53          $11.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                      267             297             300             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(929)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(631)

  Accumulation unit value:
    Beginning of period                    $18.32          $14.87          $13.38         $11.42           N/A
    End of period                          $19.83          $18.32          $14.87         $13.38           N/A
  Accumulation units outstanding
  at the end of period                      983            1,246            519             948            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(929)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.82          $11.15           N/A            N/A
    End of period                          $13.70          $13.78          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,804           2,482           2,848            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(929)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(784)

  Accumulation unit value:
    Beginning of period                    $26.88          $22.69          $19.71           N/A            N/A
    End of period                          $35.66          $26.88          $22.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,044            185             372             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(682)

  Accumulation unit value:
    Beginning of period                    $13.39          $13.05          $9.69           $8.68           N/A
    End of period                          $13.79          $13.39          $13.05          $9.69           N/A
  Accumulation units outstanding
  at the end of period                     5,076           5,303           9,098           6,686           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(631)

  Accumulation unit value:
    Beginning of period                    $14.95          $13.90          $12.66         $11.12           N/A
    End of period                          $15.75          $14.95          $13.90         $12.66           N/A
  Accumulation units outstanding
  at the end of period                     2,158           2,112           1,568           2,059           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(626)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.58          $10.34          $9.28           N/A
    End of period                          $12.29          $11.95          $10.58         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -             1,618           1,780           6,575           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(626)

  Accumulation unit value:
    Beginning of period                    $20.55          $19.14          $17.92         $14.48           N/A
    End of period                          $18.05          $20.55          $19.14         $17.92           N/A
  Accumulation units outstanding
  at the end of period                     3,299           3,034           3,688           4,311           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(631)

  Accumulation unit value:
    Beginning of period                    $15.28          $13.26          $12.97         $11.06           N/A
    End of period                          $14.67          $15.28          $13.26         $12.97           N/A
  Accumulation units outstanding
  at the end of period                      542             583             583             996            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(913)

  Accumulation unit value:
    Beginning of period                    $15.03          $15.54          $13.55           N/A            N/A
    End of period                          $17.61          $15.03          $15.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                      286             503            5,219            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $13.67           N/A             N/A             N/A            N/A
    End of period                          $14.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       71             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1212)

  Accumulation unit value:
    Beginning of period                    $14.21          $14.10           N/A             N/A            N/A
    End of period                          $14.82          $14.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $13.69          $13.49          $13.45         $13.42           N/A
    End of period                          $14.53          $13.69          $13.49         $13.45           N/A
  Accumulation units outstanding
  at the end of period                     1,164           1,226           1,176           1,113           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $13.61          $12.55          $12.59         $12.34           N/A
    End of period                          $13.19          $13.61          $12.55         $12.59           N/A
  Accumulation units outstanding
  at the end of period                      634             626             640            1,210           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(637)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.72           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.73          $12.99          $12.21         $11.24           N/A
    End of period                          $15.76          $14.73          $12.99         $12.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              211            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1143)

  Accumulation unit value:
    Beginning of period                    $13.94          $13.05           N/A             N/A            N/A
    End of period                          $14.85          $13.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                    $25.12          $22.54          $21.83         $20.63           N/A
    End of period                          $26.48          $25.12          $22.54         $21.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              362            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $12.16           N/A             N/A             N/A            N/A
    End of period                          $12.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,365            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1212)

  Accumulation unit value:
    Beginning of period                    $28.36          $28.19           N/A             N/A            N/A
    End of period                          $30.62          $28.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(626)

  Accumulation unit value:
    Beginning of period                    $37.19          $35.51          $31.73         $26.75           N/A
    End of period                          $42.74          $37.19          $35.51         $31.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -              456             582            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(626)

  Accumulation unit value:
    Beginning of period                    $15.78          $13.41          $12.88         $11.40           N/A
    End of period                          $15.61          $15.78          $13.41         $12.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,365           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.96%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(113)

  Accumulation unit value:
    Beginning of period                    $16.67          $13.86          $12.77         $11.20          $8.88
    End of period                          $17.94          $16.67          $13.86         $12.77          $11.20
  Accumulation units outstanding
  at the end of period                    133,417          93,454          81,759         61,743         130,042

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(113)

  Accumulation unit value:
    Beginning of period                    $11.27
    End of period                          $8.88
  Accumulation units outstanding
  at the end of period                     58,569

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(113)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.55          $10.99         $10.19          $7.99
    End of period                          $13.87          $12.22          $11.55         $10.99          $10.19
  Accumulation units outstanding
  at the end of period                    181,964          95,460         102,447         112,087         91,339

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(113)

  Accumulation unit value:
    Beginning of period                    $9.65
    End of period                          $7.99
  Accumulation units outstanding
  at the end of period                     27,611


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(117)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.32          $7.75
    End of period                           N/A             N/A             N/A            $9.10          $9.32
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            26,608

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(117)

  Accumulation unit value:
    Beginning of period                    $10.25
    End of period                          $7.75
  Accumulation units outstanding
  at the end of period                     5,186

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                    $15.45          $11.55          $10.21           N/A            N/A
    End of period                          $12.87          $15.45          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,050          65,587          19,958           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.46          $11.72         $11.18          $8.24
    End of period                          $15.28          $13.99          $12.46         $11.72          $11.18
  Accumulation units outstanding
  at the end of period                     52,049          63,844          75,222         78,193         141,076

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $10.94
    End of period                          $8.24
  Accumulation units outstanding
  at the end of period                     41,184

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $18.79          $18.25          $16.57         $16.03          $12.13
    End of period                          $20.37          $18.79          $18.25         $16.57          $16.03
  Accumulation units outstanding
  at the end of period                       -             77,454          87,814         91,202         103,888

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $16.57
    End of period                          $12.13
  Accumulation units outstanding
  at the end of period                     46,048


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.56           $9.17          $7.52
    End of period                           N/A             N/A            $8.68           $9.56          $9.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            33,075         114,670

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.90
    End of period                          $7.52
  Accumulation units outstanding
  at the end of period                     18,349

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $11.65          $10.72          $9.93           $9.26          $8.30
    End of period                          $12.33          $11.65          $10.72          $9.93          $9.26
  Accumulation units outstanding
  at the end of period                    164,174         112,516         185,158         168,721        148,712

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $8.91
    End of period                          $8.30
  Accumulation units outstanding
  at the end of period                     39,159


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(719)

  Accumulation unit value:
    Beginning of period                    $24.42          $21.98          $21.99         $21.93           N/A
    End of period                          $28.89          $24.42          $21.98         $21.99           N/A
  Accumulation units outstanding
  at the end of period                     9,583           2,050           1,730           4,632           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $26.05          $25.40          $24.74         $22.60          $17.01
    End of period                          $28.03          $26.05          $25.40         $24.74          $22.60
  Accumulation units outstanding
  at the end of period                     23,631          26,311          29,928         69,043          34,029

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $21.57
    End of period                          $17.01
  Accumulation units outstanding
  at the end of period                     7,823

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.45           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,480           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,232           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $18.33          $16.63          $16.41         $15.74          $12.89
    End of period                          $18.07          $18.33          $16.63         $16.41          $15.74
  Accumulation units outstanding
  at the end of period                     61,395          66,903          77,535         80,560          65,672

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $16.04
    End of period                          $12.89
  Accumulation units outstanding
  at the end of period                     29,226


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(111)

  Accumulation unit value:
    Beginning of period                    $22.12          $18.78          $18.68         $16.04          $11.69
    End of period                          $24.31          $22.12          $18.78         $18.68          $16.04
  Accumulation units outstanding
  at the end of period                     42,823          35,810          30,275         35,160          63,447

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(111)

  Accumulation unit value:
    Beginning of period                    $16.15
    End of period                          $11.69
  Accumulation units outstanding
  at the end of period                     15,846

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    172,068           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,805           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.00           N/A             N/A            N/A
    End of period                          $10.82          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,875          28,263           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,181           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.57          $10.89          $10.53           N/A            N/A
    End of period                          $11.57          $12.57          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,318          10,090          1,340            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $18.23          $17.76          $17.65         $16.84          $15.12
    End of period                          $19.13          $18.23          $17.76         $17.65          $16.84
  Accumulation units outstanding
  at the end of period                    128,944         115,865         141,865         73,406          62,880

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $14.55
    End of period                          $15.12
  Accumulation units outstanding
  at the end of period                     9,686

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.76          $11.24          $10.65           N/A            N/A
    End of period                          $12.86          $12.76          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,975          25,151          18,672           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.00           N/A             N/A            N/A
    End of period                          $10.46          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,942          66,474           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(245)

  Accumulation unit value:
    Beginning of period                    $15.16          $11.71          $10.07          $8.38          $6.13
    End of period                          $16.64          $15.16          $11.71         $10.07          $8.38
  Accumulation units outstanding
  at the end of period                    166,968         209,554         136,852         198,111         32,836

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(245)

  Accumulation unit value:
    Beginning of period                    $6.08
    End of period                          $6.13
  Accumulation units outstanding
  at the end of period                     2,737


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $22.77          $20.72          $19.91         $17.20          $12.93
    End of period                          $24.10          $22.77          $20.72         $19.91          $17.20
  Accumulation units outstanding
  at the end of period                     24,381          18,025          22,848         26,174          21,273

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $16.50
    End of period                          $12.93
  Accumulation units outstanding
  at the end of period                     7,569

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $15.01          $14.82          $14.76         $14.50          $14.61
    End of period                          $15.65          $15.01          $14.82         $14.76          $14.50
  Accumulation units outstanding
  at the end of period                     77,755          80,657         109,897         120,766        136,335

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $13.52
    End of period                          $14.61
  Accumulation units outstanding
  at the end of period                     54,697


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.00           N/A             N/A            N/A
    End of period                          $14.02          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,273          7,568            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(111)

  Accumulation unit value:
    Beginning of period                    $19.89          $17.71          $16.60         $13.57          $10.74
    End of period                          $19.00          $19.89          $17.71         $16.60          $13.57
  Accumulation units outstanding
  at the end of period                    116,398         123,085         136,774         168,123        102,925

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(111)

  Accumulation unit value:
    Beginning of period                    $13.08
    End of period                          $10.74
  Accumulation units outstanding
  at the end of period                     39,620


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(113)

  Accumulation unit value:
    Beginning of period                    $16.56          $14.45          $14.08         $12.45          $9.14
    End of period                          $15.13          $16.56          $14.45         $14.08          $12.45
  Accumulation units outstanding
  at the end of period                    101,771         113,722         146,353         179,997        112,324

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(113)

  Accumulation unit value:
    Beginning of period                    $11.73
    End of period                          $9.14
  Accumulation units outstanding
  at the end of period                     42,406

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1336)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,973            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(118)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.09          $11.65          $9.74          $7.48
    End of period                          $11.63          $12.20          $11.09         $11.65          $9.74
  Accumulation units outstanding
  at the end of period                    497,141         543,201         629,683         729,545        428,600

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(118)

  Accumulation unit value:
    Beginning of period                    $9.64
    End of period                          $7.48
  Accumulation units outstanding
  at the end of period                    119,222

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.92          $10.93         $10.76          $10.65
    End of period                          $11.58          $11.10          $10.92         $10.93          $10.76
  Accumulation units outstanding
  at the end of period                    114,284         128,324         119,273         136,472         98,766

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.95
    End of period                          $10.65
  Accumulation units outstanding
  at the end of period                     35,329


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(522)

  Accumulation unit value:
    Beginning of period                    $5.85           $4.38           $4.43           $4.13           N/A
    End of period                          $5.98           $5.85           $4.38           $4.43           N/A
  Accumulation units outstanding
  at the end of period                     35,880          58,964          6,745           8,822           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(522)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(512)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.13          $10.59          $9.89           N/A
    End of period                          $10.18          $11.27          $10.13         $10.59           N/A
  Accumulation units outstanding
  at the end of period                     18,072          17,527          14,819         14,004           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(110)

  Accumulation unit value:
    Beginning of period                    $10.98          $8.64           $9.34           $9.26          $7.51
    End of period                          $10.87          $10.98          $8.64           $9.34          $9.26
  Accumulation units outstanding
  at the end of period                    617,566         750,284         805,108         878,584        609,023

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(110)

  Accumulation unit value:
    Beginning of period                    $8.89
    End of period                          $7.51
  Accumulation units outstanding
  at the end of period                    160,380

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.08           N/A             N/A            N/A
    End of period                          $10.38          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,472         108,129           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.45           $8.25           $8.07           $7.39          $5.84
    End of period                          $9.61           $9.45           $8.25           $8.07          $7.39
  Accumulation units outstanding
  at the end of period                    167,593          96,787          69,651         80,240          84,242

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $7.46
    End of period                          $5.84
  Accumulation units outstanding
  at the end of period                     9,986

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(497)

  Accumulation unit value:
    Beginning of period                    $14.28          $12.27          $11.79         $10.82           N/A
    End of period                          $11.57          $14.28          $12.27         $11.79           N/A
  Accumulation units outstanding
  at the end of period                     12,026          20,712          12,215         12,804           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(497)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                    $17.01          $12.38          $11.46          $9.12          $6.99
    End of period                          $18.53          $17.01          $12.38         $11.46          $9.12
  Accumulation units outstanding
  at the end of period                    564,694         650,794         742,652         700,411        437,710

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                    $8.91
    End of period                          $6.99
  Accumulation units outstanding
  at the end of period                    123,531

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.06          $10.48         $10.50           N/A
    End of period                          $12.15          $11.52          $11.06         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     62,989          49,801          48,733         35,663           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,169           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $18.30          $14.86          $13.38         $11.42          $8.48
    End of period                          $19.81          $18.30          $14.86         $13.38          $11.42
  Accumulation units outstanding
  at the end of period                    191,628         166,640         153,192         186,916        117,408

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.68
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                     42,201


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.82          $10.90          $9.70           N/A
    End of period                          $13.70          $13.78          $11.82         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    744,827         807,271         322,621         92,547           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.59            N/A             N/A            N/A
    End of period                          $11.91          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,209          62,686           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(702)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.50          $10.82         $10.18           N/A
    End of period                          $12.59          $10.79          $10.50         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     25,189          29,093          53,286          1,092           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1328)

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $11.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,080           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1328)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(499)

  Accumulation unit value:
    Beginning of period                    $26.88          $22.69          $16.92         $13.37           N/A
    End of period                          $35.66          $26.88          $22.69         $16.92           N/A
  Accumulation units outstanding
  at the end of period                     77,266          81,201         106,545         24,200           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $13.39          $13.04          $9.69           $8.40          $7.20
    End of period                          $13.78          $13.39          $13.04          $9.69          $8.40
  Accumulation units outstanding
  at the end of period                    488,606         566,154         640,597         718,455        456,102

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $9.82
    End of period                          $7.20
  Accumulation units outstanding
  at the end of period                    124,970


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.78            N/A             N/A            N/A
    End of period                          $10.72          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,052           11,729           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(117)

  Accumulation unit value:
    Beginning of period                    $14.94          $13.89          $12.65         $11.14          $8.45
    End of period                          $15.74          $14.94          $13.89         $12.65          $11.14
  Accumulation units outstanding
  at the end of period                    202,568         162,576         196,686         244,873        170,200

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(117)

  Accumulation unit value:
    Beginning of period                    $10.75
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                     60,563


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(117)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.58          $10.34          $9.58          $7.64
    End of period                          $12.28          $11.94          $10.58         $10.34          $9.58
  Accumulation units outstanding
  at the end of period                    285,014         294,712         360,804         422,918        303,614

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(117)

  Accumulation unit value:
    Beginning of period                    $9.59
    End of period                          $7.64
  Accumulation units outstanding
  at the end of period                    102,302

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,862            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(118)

  Accumulation unit value:
    Beginning of period                    $20.54          $19.14          $17.91         $16.23          $11.18
    End of period                          $18.04          $20.54          $19.14         $17.91          $16.23
  Accumulation units outstanding
  at the end of period                    301,190         346,221         408,169         428,370        281,329

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.23
    End of period                          $11.18
  Accumulation units outstanding
  at the end of period                     82,650

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(117)

  Accumulation unit value:
    Beginning of period                    $15.27          $13.25          $12.97         $11.26          $7.87
    End of period                          $14.66          $15.27          $13.25         $12.97          $11.26
  Accumulation units outstanding
  at the end of period                    172,924         168,141         182,880         225,285        146,573

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(117)

  Accumulation unit value:
    Beginning of period                    $10.49
    End of period                          $7.87
  Accumulation units outstanding
  at the end of period                     55,753


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(493)

  Accumulation unit value:
    Beginning of period                    $6.00           $5.59           $5.57           $6.01           N/A
    End of period                          $6.74           $6.00           $5.59           $5.57           N/A
  Accumulation units outstanding
  at the end of period                     23,541          49,428          26,318         20,606           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(694)

  Accumulation unit value:
    Beginning of period                    $15.03          $15.54          $11.42         $10.11           N/A
    End of period                          $17.61          $15.03          $15.54         $11.42           N/A
  Accumulation units outstanding
  at the end of period                    237,389         280,348         266,634         37,176           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                    $13.10          $11.91          $11.06         $10.10           N/A
    End of period                          $14.23          $13.10          $11.91         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     50,223         174,932          52,874          1,407           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.21          $12.39          $11.11          $9.60          $6.97
    End of period                          $14.81          $14.21          $12.39         $11.11          $9.60
  Accumulation units outstanding
  at the end of period                    193,974         229,288         228,827         235,600        187,082

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.14
    End of period                          $6.97
  Accumulation units outstanding
  at the end of period                     32,807


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.85           $8.60           $8.04           $7.87          $6.81
    End of period                          $9.55           $8.85           $8.60           $8.04          $7.87
  Accumulation units outstanding
  at the end of period                       -             50,737          51,389         68,727          48,695

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.67
    End of period                          $6.81
  Accumulation units outstanding
  at the end of period                     11,427

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,287           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(110)

  Accumulation unit value:
    Beginning of period                    $13.69          $13.49          $13.44         $13.13          $12.77
    End of period                          $14.53          $13.69          $13.49         $13.44          $13.13
  Accumulation units outstanding
  at the end of period                    360,207         335,727         329,926         353,176        310,331

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(110)

  Accumulation unit value:
    Beginning of period                    $12.21
    End of period                          $12.77
  Accumulation units outstanding
  at the end of period                    196,657

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(114)

  Accumulation unit value:
    Beginning of period                    $22.76          $20.40          $19.13         $17.26          $13.84
    End of period                          $20.70          $22.76          $20.40         $19.13          $17.26
  Accumulation units outstanding
  at the end of period                     10,155          8,534           8,826          10,888          12,169

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(114)

  Accumulation unit value:
    Beginning of period                    $16.75
    End of period                          $13.84
  Accumulation units outstanding
  at the end of period                     4,337


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(107)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.77          $12.69
    End of period                           N/A             N/A             N/A           $15.21          $14.77
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           231,268

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(107)

  Accumulation unit value:
    Beginning of period                    $12.84
    End of period                          $12.69
  Accumulation units outstanding
  at the end of period                     67,853

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.61          $12.56          $12.59         $12.25           N/A
    End of period                          $13.20          $13.61          $12.56         $12.59           N/A
  Accumulation units outstanding
  at the end of period                    250,429         352,978         183,891         754,595          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $21.42          $19.33          $18.79         $17.45          $14.29
    End of period                          $19.82          $21.42          $19.33         $18.79          $17.45
  Accumulation units outstanding
  at the end of period                     27,228          34,406          35,045         46,507          38,737

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $17.54
    End of period                          $14.29
  Accumulation units outstanding
  at the end of period                     24,452

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.42           $8.12           $7.38           $6.35          $4.85
    End of period                          $8.19           $8.42           $8.12           $7.38          $6.35
  Accumulation units outstanding
  at the end of period                       -             28,095          46,119         69,091          56,519

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $6.56
    End of period                          $4.85
  Accumulation units outstanding
  at the end of period                     35,705


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(115)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.18          $8.50
    End of period                           N/A             N/A             N/A           $10.33          $10.18
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            94,228

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(115)

  Accumulation unit value:
    Beginning of period                    $9.80
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                     75,715

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.88          $7.69
    End of period                           N/A             N/A             N/A           $10.04          $9.88
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            22,742

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                    $9.88
    End of period                          $7.69
  Accumulation units outstanding
  at the end of period                     10,348


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.04          $8.10
    End of period                           N/A             N/A             N/A           $10.21          $10.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            69,825

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(118)

  Accumulation unit value:
    Beginning of period                    $9.84
    End of period                          $8.10
  Accumulation units outstanding
  at the end of period                    109,576

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,471           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,650            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19          $7.99
    End of period                           N/A             N/A             N/A           $10.37          $10.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            43,332

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(118)

  Accumulation unit value:
    Beginning of period                    $10.26
    End of period                          $7.99
  Accumulation units outstanding
  at the end of period                     14,127


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.96          $7.84
    End of period                           N/A             N/A             N/A           $10.11          $9.96
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           222,571

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                    $10.09
    End of period                          $7.84
  Accumulation units outstanding
  at the end of period                     66,163

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $14.72          $12.99          $12.21         $11.06          $8.89
    End of period                          $15.76          $14.72          $12.99         $12.21          $11.06
  Accumulation units outstanding
  at the end of period                    506,268         568,310         589,700         760,158        244,257

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $10.90
    End of period                          $8.89
  Accumulation units outstanding
  at the end of period                    172,156

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(682)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.48          $10.30          $9.98           N/A
    End of period                          $11.55          $11.08          $10.48         $10.30           N/A
  Accumulation units outstanding
  at the end of period                    128,640          22,404          7,446           5,961           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $14.66          $13.10          $12.43         $11.38          $9.53
    End of period                          $15.63          $14.66          $13.10         $12.43          $11.38
  Accumulation units outstanding
  at the end of period                    930,115        1,057,977       1,258,044       1,547,986      1,231,981

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $10.96
    End of period                          $9.53
  Accumulation units outstanding
  at the end of period                    495,678

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(678)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.80          $10.49          $9.97           N/A
    End of period                          $12.35          $11.69          $10.80         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    124,820          60,933          25,539           156            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.67          $12.14         $11.30          $9.79
    End of period                          $14.85          $13.93          $12.67         $12.14          $11.30
  Accumulation units outstanding
  at the end of period                    482,527         657,754         501,150         557,655        503,663

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $10.79
    End of period                          $9.79
  Accumulation units outstanding
  at the end of period                    362,628

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.03           N/A             N/A             N/A            N/A
    End of period                          $11.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,279            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.03           N/A             N/A            N/A
    End of period                          $11.05          $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,621          7,761            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.67          $8.33
    End of period                           N/A             N/A             N/A           $10.87          $10.67
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            34,610

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(118)

  Accumulation unit value:
    Beginning of period                    $10.70
    End of period                          $8.33
  Accumulation units outstanding
  at the end of period                     26,949

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $25.11          $22.53          $21.82         $20.07          $16.83
    End of period                          $26.47          $25.11          $22.53         $21.82          $20.07
  Accumulation units outstanding
  at the end of period                     90,141          91,227         121,878         134,124        102,882

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $18.02
    End of period                          $16.83
  Accumulation units outstanding
  at the end of period                     34,008


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(116)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.68          $11.59         $11.73          $11.91
    End of period                          $12.29          $11.97          $11.68         $11.59          $11.73
  Accumulation units outstanding
  at the end of period                    366,939         141,219         338,262         124,878         79,246

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(116)

  Accumulation unit value:
    Beginning of period                    $11.98
    End of period                          $11.91
  Accumulation units outstanding
  at the end of period                    104,785

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(237)

  Accumulation unit value:
    Beginning of period                    $20.42          $17.22          $16.24         $14.43          $10.92
    End of period                          $21.60          $20.42          $17.22         $16.24          $14.43
  Accumulation units outstanding
  at the end of period                     49,958          60,285          46,618         38,183          30,719

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(237)

  Accumulation unit value:
    Beginning of period                    $11.23
    End of period                          $10.92
  Accumulation units outstanding
  at the end of period                     1,381


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $28.34          $25.42          $24.43         $22.68          $17.71
    End of period                          $30.60          $28.34          $25.42         $24.43          $22.68
  Accumulation units outstanding
  at the end of period                    153,412         106,754         103,579         104,596         70,605

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $21.13
    End of period                          $17.71
  Accumulation units outstanding
  at the end of period                     27,437

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $37.17          $35.49          $31.72         $27.40          $20.16
    End of period                          $42.72          $37.17          $35.49         $31.72          $27.40
  Accumulation units outstanding
  at the end of period                     80,687          96,908          96,026         130,167        108,881

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $25.65
    End of period                          $20.16
  Accumulation units outstanding
  at the end of period                     37,470


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(107)

  Accumulation unit value:
    Beginning of period                    $15.78          $13.41          $12.88         $11.40          $8.95
    End of period                          $15.60          $15.78          $13.41         $12.88          $11.40
  Accumulation units outstanding
  at the end of period                    281,967         238,682         279,732         421,158        276,707

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(107)

  Accumulation unit value:
    Beginning of period                    $11.16
    End of period                          $8.95
  Accumulation units outstanding
  at the end of period                    131,107

Accumulation Unit Values
Contract with Endorsements - 1.97%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(79)

  Accumulation unit value:
    Beginning of period                    $16.65          $13.85          $12.76         $11.19          $8.88
    End of period                          $17.92          $16.65          $13.85         $12.76          $11.19
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(79)

  Accumulation unit value:
    Beginning of period                    $11.45
    End of period                          $8.88
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.55          $10.98         $10.19          $7.99
    End of period                          $13.86          $12.22          $11.55         $10.98          $10.19
  Accumulation units outstanding
  at the end of period                     1,129             -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $10.19
    End of period                          $7.99
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(106)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.32          $7.75
    End of period                           N/A             N/A             N/A            $9.10          $9.32
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(106)

  Accumulation unit value:
    Beginning of period                    $10.28
    End of period                          $7.75
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                    $15.71           N/A             N/A             N/A            N/A
    End of period                          $12.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      388             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.46          $11.72         $11.18          $8.24
    End of period                          $15.27          $13.98          $12.46         $11.72          $11.18
  Accumulation units outstanding
  at the end of period                      651             652             652             653             -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $10.45
    End of period                          $8.24
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $18.77          $18.23          $16.56         $16.08          $12.12
    End of period                          $20.35          $18.77          $18.23         $16.56          $16.08
  Accumulation units outstanding
  at the end of period                       -              454             454             455             -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $17.01
    End of period                          $12.12
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(41)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.55           $9.16          $7.52
    End of period                           N/A             N/A            $8.67           $9.55          $9.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(41)

  Accumulation unit value:
    Beginning of period                    $10.66
    End of period                          $7.52
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(67)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.72          $9.93           $9.25          $8.30
    End of period                          $12.32          $11.64          $10.72          $9.93          $9.25
  Accumulation units outstanding
  at the end of period                     2,117           2,145           2,124           1,025            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(67)

  Accumulation unit value:
    Beginning of period                    $9.15
    End of period                          $8.30
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(48)

  Accumulation unit value:
    Beginning of period                    $26.02          $25.37          $24.72         $22.58          $17.00
    End of period                          $27.99          $26.02          $25.37         $24.72          $22.58
  Accumulation units outstanding
  at the end of period                      781              -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(48)

  Accumulation unit value:
    Beginning of period                    $22.65
    End of period                          $17.00
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.25           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,422            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(67)

  Accumulation unit value:
    Beginning of period                    $18.31          $16.62          $16.39         $15.73          $12.88
    End of period                          $18.05          $18.31          $16.62         $16.39          $15.73
  Accumulation units outstanding
  at the end of period                      270             271             274             274            258

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(67)

  Accumulation unit value:
    Beginning of period                    $16.76
    End of period                          $12.88
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(68)

  Accumulation unit value:
    Beginning of period                    $22.10          $18.77          $18.67         $16.03          $11.68
    End of period                          $24.28          $22.10          $18.77         $18.67          $16.03
  Accumulation units outstanding
  at the end of period                     8,110           5,151           5,151             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(68)

  Accumulation unit value:
    Beginning of period                    $15.90
    End of period                          $11.68
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,324           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.90           N/A             N/A             N/A            N/A
    End of period                          $10.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,329            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1101)

  Accumulation unit value:
    Beginning of period                    $12.57          $11.39           N/A             N/A            N/A
    End of period                          $11.56          $12.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,212            452             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(41)

  Accumulation unit value:
    Beginning of period                    $18.21          $17.74          $17.63         $16.82          $15.11
    End of period                          $19.11          $18.21          $17.74         $17.63          $16.82
  Accumulation units outstanding
  at the end of period                     2,200            960             894             238            233

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(41)

  Accumulation unit value:
    Beginning of period                    $14.36
    End of period                          $15.11
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $13.09           N/A             N/A             N/A            N/A
    End of period                          $12.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,088            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1175)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.11           N/A             N/A            N/A
    End of period                          $10.46          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,442           1,647            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(787)

  Accumulation unit value:
    Beginning of period                    $15.14          $11.70          $10.33           N/A            N/A
    End of period                          $16.62          $15.14          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,803          20,645          11,320           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(738)

  Accumulation unit value:
    Beginning of period                    $22.74          $20.70          $19.62           N/A            N/A
    End of period                          $24.07          $22.74          $20.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,053            227             245             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(67)

  Accumulation unit value:
    Beginning of period                    $14.99          $14.80          $14.75         $14.49          $14.60
    End of period                          $15.63          $14.99          $14.80         $14.75          $14.49
  Accumulation units outstanding
  at the end of period                     1,008            311             297             278            265

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(67)

  Accumulation unit value:
    Beginning of period                    $13.49
    End of period                          $14.60
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.15           N/A             N/A             N/A            N/A
    End of period                          $14.02           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,518            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(41)

  Accumulation unit value:
    Beginning of period                    $19.88          $17.69          $16.58         $13.56          $10.73
    End of period                          $18.98          $19.88          $17.69         $16.58          $13.56
  Accumulation units outstanding
  at the end of period                     1,387           1,394           1,420            789            300

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(41)

  Accumulation unit value:
    Beginning of period                    $12.80
    End of period                          $10.73
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(71)

  Accumulation unit value:
    Beginning of period                    $16.54          $14.44          $14.08         $12.44          $9.14
    End of period                          $15.11          $16.54          $14.44         $14.08          $12.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(71)

  Accumulation unit value:
    Beginning of period                    $11.96
    End of period                          $9.14
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.08          $11.64          $9.74          $7.48
    End of period                          $11.62          $12.19          $11.08         $11.64          $9.74
  Accumulation units outstanding
  at the end of period                     18,521          38,026          67,936         43,322            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $9.50
    End of period                          $7.48
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(61)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.91          $10.93         $10.75          $10.65
    End of period                          $11.57          $11.09          $10.91         $10.93          $10.75
  Accumulation units outstanding
  at the end of period                     4,010           3,746           1,797           1,798            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(61)

  Accumulation unit value:
    Beginning of period                    $10.00
    End of period                          $10.65
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $6.17            N/A             N/A             N/A            N/A
    End of period                          $5.98            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,817            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(76)

  Accumulation unit value:
    Beginning of period                    $10.97          $8.63           $9.33           $9.25          $7.51
    End of period                          $10.86          $10.97          $8.63           $9.33          $9.25
  Accumulation units outstanding
  at the end of period                     20,252          21,567          5,863           2,260            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(76)

  Accumulation unit value:
    Beginning of period                    $9.26
    End of period                          $7.51
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(57)

  Accumulation unit value:
    Beginning of period                    $9.44           $8.24           $8.06           $7.39          $5.84
    End of period                          $9.60           $9.44           $8.24           $8.06          $7.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(57)

  Accumulation unit value:
    Beginning of period                    $7.37
    End of period                          $5.84
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1175)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.75           N/A             N/A            N/A
    End of period                          $11.56          $14.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              607             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $17.00          $12.37          $11.45          $9.12          $6.98
    End of period                          $18.52          $17.00          $12.37         $11.45          $9.12
  Accumulation units outstanding
  at the end of period                     20,221          20,599          10,925          7,319            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $8.77
    End of period                          $6.98
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(713)

  Accumulation unit value:
    Beginning of period                    $11.51          $11.05          $10.47          $9.89           N/A
    End of period                          $12.14          $11.51          $11.05         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     5,905           5,861           5,421             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(61)

  Accumulation unit value:
    Beginning of period                    $18.29          $14.86          $13.37         $11.41          $8.48
    End of period                          $19.80          $18.29          $14.86         $13.37          $11.41
  Accumulation units outstanding
  at the end of period                     4,806           4,919           2,887            711             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(61)

  Accumulation unit value:
    Beginning of period                    $9.69
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1051)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.61           N/A             N/A            N/A
    End of period                          $13.70          $13.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,071          10,715           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1051)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.83           N/A             N/A             N/A            N/A
    End of period                          $11.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,834            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(787)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.50          $10.06           N/A            N/A
    End of period                          $12.59          $10.78          $10.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,253           8,258           9,436            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(700)

  Accumulation unit value:
    Beginning of period                    $26.86          $22.68          $16.91         $16.19           N/A
    End of period                          $35.62          $26.86          $22.68         $16.91           N/A
  Accumulation units outstanding
  at the end of period                     3,772            953             953             953            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $13.37          $13.03          $9.68           $8.39          $7.20
    End of period                          $13.77          $13.37          $13.03          $9.68          $8.39
  Accumulation units outstanding
  at the end of period                     12,343          23,471          47,602         40,292            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $9.58
    End of period                          $7.20
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(61)

  Accumulation unit value:
    Beginning of period                    $14.94          $13.89          $12.65         $11.14          $8.45
    End of period                          $15.74          $14.94          $13.89         $12.65          $11.14
  Accumulation units outstanding
  at the end of period                     12,972          18,732          28,963         19,989            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(61)

  Accumulation unit value:
    Beginning of period                    $10.02
    End of period                          $8.44
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(52)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.58          $10.34          $9.58          $7.64
    End of period                          $12.28          $11.94          $10.58         $10.34          $9.58
  Accumulation units outstanding
  at the end of period                     10,848          12,200          3,777            863             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(52)

  Accumulation unit value:
    Beginning of period                    $9.75
    End of period                          $7.64
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $20.53          $19.12          $17.90         $16.22          $11.17
    End of period                          $18.02          $20.53          $19.12         $17.90          $16.22
  Accumulation units outstanding
  at the end of period                     8,974           7,485           1,197            500             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $14.88
    End of period                          $11.17
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(61)

  Accumulation unit value:
    Beginning of period                    $15.26          $13.25          $12.96         $11.26          $7.87
    End of period                          $14.65          $15.26          $13.25         $12.96          $11.26
  Accumulation units outstanding
  at the end of period                     8,767           16,222          17,195          9,846            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(61)

  Accumulation unit value:
    Beginning of period                    $9.69
    End of period                          $7.87
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(713)

  Accumulation unit value:
    Beginning of period                    $5.99           $5.59           $5.56           $5.45           N/A
    End of period                          $6.73           $5.99           $5.59           $5.56           N/A
  Accumulation units outstanding
  at the end of period                     5,313           2,510             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(761)

  Accumulation unit value:
    Beginning of period                    $15.02          $15.54          $12.03           N/A            N/A
    End of period                          $17.60          $15.02          $15.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,968          21,992          10,929           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(761)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(957)

  Accumulation unit value:
    Beginning of period                    $13.10          $11.91          $11.77           N/A            N/A
    End of period                          $14.22          $13.10          $11.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,161          18,920          18,909           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(957)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $14.20          $12.38          $11.10          $9.60          $6.97
    End of period                          $14.80          $14.20          $12.38         $11.10          $9.60
  Accumulation units outstanding
  at the end of period                     1,156            747             748             748             -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $9.36
    End of period                          $6.97
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(68)

  Accumulation unit value:
    Beginning of period                    $8.85           $8.60           $8.04           $7.86          $6.81
    End of period                          $9.54           $8.85           $8.60           $8.04          $7.86
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division(68)

  Accumulation unit value:
    Beginning of period                    $8.90
    End of period                          $6.81
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.85           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,762            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(43)

  Accumulation unit value:
    Beginning of period                    $13.67          $13.48          $13.43         $13.12          $12.77
    End of period                          $14.51          $13.67          $13.48         $13.43          $13.12
  Accumulation units outstanding
  at the end of period                     9,527           2,866           2,490           1,263           293

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(43)

  Accumulation unit value:
    Beginning of period                    $12.12
    End of period                          $12.77
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(99)

  Accumulation unit value:
    Beginning of period                    $22.73          $20.38          $19.11         $17.25          $13.82
    End of period                          $20.67          $22.73          $20.38         $19.11          $17.25
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(99)

  Accumulation unit value:
    Beginning of period                    $17.37
    End of period                          $13.82
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(41)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.76          $12.68
    End of period                           N/A             N/A             N/A           $15.19          $14.76
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             271

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(41)

  Accumulation unit value:
    Beginning of period                    $12.72
    End of period                          $12.68
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.60          $12.55          $12.58         $12.25           N/A
    End of period                          $13.18          $13.60          $12.55         $12.58           N/A
  Accumulation units outstanding
  at the end of period                     5,451           5,828           4,712            807            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(68)

  Accumulation unit value:
    Beginning of period                    $21.39          $19.30          $18.77         $17.44          $14.28
    End of period                          $19.80          $21.39          $19.30         $18.77          $17.44
  Accumulation units outstanding
  at the end of period                       -              811              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(68)

  Accumulation unit value:
    Beginning of period                    $18.53
    End of period                          $14.28
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(76)

  Accumulation unit value:
    Beginning of period                    $8.41           $8.11           $7.38           $6.34          $4.85
    End of period                          $8.18           $8.41           $8.11           $7.38          $6.34
  Accumulation units outstanding
  at the end of period                       -              656              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(76)

  Accumulation unit value:
    Beginning of period                    $6.88
    End of period                          $4.85
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(91)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17          $8.50
    End of period                           N/A             N/A             N/A           $10.32          $10.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(91)

  Accumulation unit value:
    Beginning of period                    $9.98
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(72)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.88          $7.69
    End of period                           N/A             N/A             N/A           $10.03          $9.88
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(72)

  Accumulation unit value:
    Beginning of period                    $10.21
    End of period                          $7.69
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(67)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.04          $8.10
    End of period                           N/A             N/A             N/A           $10.21          $10.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(67)

  Accumulation unit value:
    Beginning of period                    $10.02
    End of period                          $8.10
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(74)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.18          $7.99
    End of period                           N/A             N/A             N/A           $10.36          $10.18
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(74)

  Accumulation unit value:
    Beginning of period                    $10.58
    End of period                          $7.99
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(68)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.95          $7.84
    End of period                           N/A             N/A             N/A           $10.10          $9.95
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(68)

  Accumulation unit value:
    Beginning of period                    $10.43
    End of period                          $7.84
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $14.71          $12.98          $12.20         $11.05          $8.89
    End of period                          $15.74          $14.71          $12.98         $12.20          $11.05
  Accumulation units outstanding
  at the end of period                      621             647             670             565             -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $10.85
    End of period                          $8.89
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(868)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.48          $10.40           N/A            N/A
    End of period                          $11.55          $11.08          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,488           2,488           2,488            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(868)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $14.65          $13.09          $12.42         $11.37          $9.53
    End of period                          $15.61          $14.65          $13.09         $12.42          $11.37
  Accumulation units outstanding
  at the end of period                     12,424          12,389          12,389         12,389            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $10.82
    End of period                          $9.53
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(68)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.66          $12.13         $11.29          $9.78
    End of period                          $14.83          $13.92          $12.66         $12.13          $11.29
  Accumulation units outstanding
  at the end of period                     9,204           9,590           9,592           6,578            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(68)

  Accumulation unit value:
    Beginning of period                    $11.04
    End of period                          $9.78
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.90           N/A             N/A             N/A            N/A
    End of period                          $11.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,187            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(87)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.66          $8.33
    End of period                           N/A             N/A             N/A           $10.86          $10.66
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(87)

  Accumulation unit value:
    Beginning of period                    $10.80
    End of period                          $8.33
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(48)

  Accumulation unit value:
    Beginning of period                    $25.08          $22.51          $21.80         $20.05          $16.82
    End of period                          $26.43          $25.08          $22.51         $21.80          $20.05
  Accumulation units outstanding
  at the end of period                     2,671           2,709           2,797           1,224           203

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(48)

  Accumulation unit value:
    Beginning of period                    $17.46
    End of period                          $16.82
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(54)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.67          $11.59         $11.73          $11.91
    End of period                          $12.28          $11.96          $11.67         $11.59          $11.73
  Accumulation units outstanding
  at the end of period                     23,946         144,576          8,786           4,414            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(54)

  Accumulation unit value:
    Beginning of period                    $11.98
    End of period                          $11.91
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(643)

  Accumulation unit value:
    Beginning of period                    $20.41          $17.22          $16.23         $14.62           N/A
    End of period                          $21.58          $20.41          $17.22         $16.23           N/A
  Accumulation units outstanding
  at the end of period                     3,858           3,249            618             618            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(643)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $28.31          $25.39          $24.41         $22.66          $17.70
    End of period                          $30.56          $28.31          $25.39         $24.41          $22.66
  Accumulation units outstanding
  at the end of period                     5,236           3,097           1,224            184            181

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $21.82
    End of period                          $17.70
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $37.12          $35.45          $31.69         $27.38          $20.15
    End of period                          $42.66          $37.12          $35.45         $31.69          $27.38
  Accumulation units outstanding
  at the end of period                      811             446             444             431            148

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $24.58
    End of period                          $20.15
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(67)

  Accumulation unit value:
    Beginning of period                    $15.77          $13.40          $12.87         $11.39          $8.95
    End of period                          $15.59          $15.77          $13.40         $12.87          $11.39
  Accumulation units outstanding
  at the end of period                     6,477           5,287           6,701           2,197           367

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(67)

  Accumulation unit value:
    Beginning of period                    $11.38
    End of period                          $8.95
  Accumulation units outstanding
  at the end of period                       -


Accumulation Unit Values
Contract with Endorsements - 1.985%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1422)

  Accumulation unit value:
    Beginning of period                    $12.42           N/A             N/A             N/A            N/A
    End of period                          $11.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,245           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(1422)

  Accumulation unit value:
    Beginning of period                    $11.88           N/A             N/A             N/A            N/A
    End of period                          $10.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,515           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1422)

  Accumulation unit value:
    Beginning of period                    $20.39           N/A             N/A             N/A            N/A
    End of period                          $18.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,201           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(1422)

  Accumulation unit value:
    Beginning of period                    $14.99           N/A             N/A             N/A            N/A
    End of period                          $13.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,402           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1422)

  Accumulation unit value:
    Beginning of period                    $20.98           N/A             N/A             N/A            N/A
    End of period                          $17.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,714           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.995%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(184)

  Accumulation unit value:
    Beginning of period                    $16.60          $13.81          $12.73         $11.16          $8.86
    End of period                          $17.86          $16.60          $13.81         $12.73          $11.16
  Accumulation units outstanding
  at the end of period                     7,040           3,959           3,993           1,743          3,608

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(184)

  Accumulation unit value:
    Beginning of period                    $9.33
    End of period                          $8.86
  Accumulation units outstanding
  at the end of period                     1,234

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(152)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.54          $10.98         $10.18          $7.99
    End of period                          $13.84          $12.20          $11.54         $10.98          $10.18
  Accumulation units outstanding
  at the end of period                     19,294          13,477          14,806         15,361          4,556

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(152)

  Accumulation unit value:
    Beginning of period                    $8.47
    End of period                          $7.99
  Accumulation units outstanding
  at the end of period                     1,155


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.31          $7.75
    End of period                           N/A             N/A             N/A            $9.09          $9.31
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,929

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(118)

  Accumulation unit value:
    Beginning of period                    $10.33
    End of period                          $7.75
  Accumulation units outstanding
  at the end of period                      659

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.44          $11.55          $10.74           N/A            N/A
    End of period                          $12.86          $15.44          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,952           1,487            273             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(155)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.44          $11.71         $11.18          $8.24
    End of period                          $15.24          $13.96          $12.44         $11.71          $11.18
  Accumulation units outstanding
  at the end of period                     3,451           3,598           3,582           3,421          5,411

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(155)

  Accumulation unit value:
    Beginning of period                    $7.90
    End of period                          $8.24
  Accumulation units outstanding
  at the end of period                     1,172

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $18.71          $18.19          $16.52         $16.05          $12.10
    End of period                          $20.29          $18.71          $18.19         $16.52          $16.05
  Accumulation units outstanding
  at the end of period                       -             2,081           4,509           3,962          3,541

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $16.53
    End of period                          $12.10
  Accumulation units outstanding
  at the end of period                     1,845


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(184)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.53           $9.15          $7.51
    End of period                           N/A             N/A            $8.65           $9.53          $9.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              723           3,470

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(184)

  Accumulation unit value:
    Beginning of period                    $8.18
    End of period                          $7.51
  Accumulation units outstanding
  at the end of period                     2,240

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.70          $9.92           $9.24          $8.29
    End of period                          $12.30          $11.62          $10.70          $9.92          $9.24
  Accumulation units outstanding
  at the end of period                     10,822          18,531          21,821         20,930          19,317

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $9.07
    End of period                          $8.29
  Accumulation units outstanding
  at the end of period                     11,925


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(798)

  Accumulation unit value:
    Beginning of period                    $24.32          $21.89          $19.81           N/A            N/A
    End of period                          $28.76          $24.32          $21.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,709             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(798)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      491             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $25.95          $25.30          $24.66         $22.53          $16.97
    End of period                          $27.91          $25.95          $25.30         $24.66          $22.53
  Accumulation units outstanding
  at the end of period                     1,586           1,902           2,807           6,676          2,474

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $21.32
    End of period                          $16.97
  Accumulation units outstanding
  at the end of period                     1,831

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,842            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $10.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      459             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $18.26          $16.58          $16.36         $15.70          $12.86
    End of period                          $18.00          $18.26          $16.58         $16.36          $15.70
  Accumulation units outstanding
  at the end of period                     2,065           7,013           9,628          11,084          12,412

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $16.01
    End of period                          $12.86
  Accumulation units outstanding
  at the end of period                     5,969


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(111)

  Accumulation unit value:
    Beginning of period                    $22.02          $18.70          $18.61         $15.98          $11.65
    End of period                          $24.19          $22.02          $18.70         $18.61          $15.98
  Accumulation units outstanding
  at the end of period                     3,496           5,049           4,760           4,662          1,261

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(111)

  Accumulation unit value:
    Beginning of period                    $16.12
    End of period                          $11.65
  Accumulation units outstanding
  at the end of period                      882

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,179            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.85            N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,056           6,665            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.68            N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,917            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                    $12.56          $10.88          $11.03           N/A            N/A
    End of period                          $11.56          $12.56          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      742            2,610            274             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $18.16          $17.70          $17.59         $16.79          $15.08
    End of period                          $19.05          $18.16          $17.70         $17.59          $16.79
  Accumulation units outstanding
  at the end of period                     13,496          13,032          14,804         15,417          10,677

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.51
    End of period                          $15.08
  Accumulation units outstanding
  at the end of period                     6,213

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(845)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $10.48           N/A            N/A
    End of period                          $12.85          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,686           6,399           6,157            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(845)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.45          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,143          6,919            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(302)

  Accumulation unit value:
    Beginning of period                    $15.11          $11.68          $10.05          $8.37          $5.77
    End of period                          $16.58          $15.11          $11.68         $10.05          $8.37
  Accumulation units outstanding
  at the end of period                     23,829          25,156          22,275         22,422          2,792

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $22.68          $20.65          $19.84         $17.15          $12.90
    End of period                          $24.00          $22.68          $20.65         $19.84          $17.15
  Accumulation units outstanding
  at the end of period                     2,801           1,008           1,069           1,317          1,448

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.54
    End of period                          $12.90
  Accumulation units outstanding
  at the end of period                      344

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $14.94          $14.76          $14.72         $14.45          $14.57
    End of period                          $15.58          $14.94          $14.76         $14.72          $14.45
  Accumulation units outstanding
  at the end of period                     7,983           12,693          24,861         28,126          31,759

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $13.50
    End of period                          $14.57
  Accumulation units outstanding
  at the end of period                     26,549


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.48            N/A             N/A            N/A
    End of period                          $14.01          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,950          8,123            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(111)

  Accumulation unit value:
    Beginning of period                    $19.83          $17.66          $16.56         $13.54          $10.72
    End of period                          $18.93          $19.83          $17.66         $16.56          $13.54
  Accumulation units outstanding
  at the end of period                     13,145          15,296          20,306         19,355          11,886

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(111)

  Accumulation unit value:
    Beginning of period                    $13.06
    End of period                          $10.72
  Accumulation units outstanding
  at the end of period                     3,443


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(111)

  Accumulation unit value:
    Beginning of period                    $16.50          $14.42          $14.05         $12.42          $9.13
    End of period                          $15.08          $16.50          $14.42         $14.05          $12.42
  Accumulation units outstanding
  at the end of period                     4,708           11,905          15,074         18,140          9,499

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(111)

  Accumulation unit value:
    Beginning of period                    $12.00
    End of period                          $9.13
  Accumulation units outstanding
  at the end of period                     3,027

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.06          $11.62          $9.73          $7.47
    End of period                          $11.59          $12.17          $11.06         $11.62          $9.73
  Accumulation units outstanding
  at the end of period                     41,010          50,439          53,654         73,170          38,000

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                    $9.21
    End of period                          $7.47
  Accumulation units outstanding
  at the end of period                     12,500

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.90          $10.92         $10.75          $10.65
    End of period                          $11.56          $11.08          $10.90         $10.92          $10.75
  Accumulation units outstanding
  at the end of period                     9,956           41,819          44,594         44,165          35,436

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.95
    End of period                          $10.65
  Accumulation units outstanding
  at the end of period                     17,728


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(531)

  Accumulation unit value:
    Beginning of period                    $5.84           $4.37           $4.42           $4.22           N/A
    End of period                          $5.97           $5.84           $4.37           $4.42           N/A
  Accumulation units outstanding
  at the end of period                     8,980           10,436          10,608         11,544           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(510)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.11          $10.57          $9.73           N/A
    End of period                          $10.15          $11.24          $10.11         $10.57           N/A
  Accumulation units outstanding
  at the end of period                      836             853             875             945            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(111)

  Accumulation unit value:
    Beginning of period                    $10.95          $8.62           $9.32           $9.24          $7.50
    End of period                          $10.84          $10.95          $8.62           $9.32          $9.24
  Accumulation units outstanding
  at the end of period                     59,396          79,196          77,670         103,405         74,237

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(111)

  Accumulation unit value:
    Beginning of period                    $9.10
    End of period                          $7.50
  Accumulation units outstanding
  at the end of period                     37,396

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1027)

  Accumulation unit value:
    Beginning of period                    $11.77          $9.95            N/A             N/A            N/A
    End of period                          $10.38          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,431           12,338           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.42           $8.22           $8.05           $7.38          $5.83
    End of period                          $9.58           $9.42           $8.22           $8.05          $7.38
  Accumulation units outstanding
  at the end of period                     5,721           11,601          13,435         13,578          6,638

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $7.46
    End of period                          $5.83
  Accumulation units outstanding
  at the end of period                      118

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $14.24          $12.24          $11.77         $11.33           N/A
    End of period                          $11.54          $14.24          $12.24         $11.77           N/A
  Accumulation units outstanding
  at the end of period                     1,284            711            1,668           1,841           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period                    $16.97          $12.35          $11.44          $9.11          $6.98
    End of period                          $18.48          $16.97          $12.35         $11.44          $9.11
  Accumulation units outstanding
  at the end of period                     37,765          53,688          54,706         52,000          18,453

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period                    $8.08
    End of period                          $6.98
  Accumulation units outstanding
  at the end of period                     2,235

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.03          $10.46         $10.31          $10.14
    End of period                          $12.12          $11.49          $11.03         $10.46          $10.31
  Accumulation units outstanding
  at the end of period                     5,386           4,596           1,522           2,975           197

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(155)

  Accumulation unit value:
    Beginning of period                    $18.28          $14.85          $13.37         $11.42          $8.48
    End of period                          $19.78          $18.28          $14.85         $13.37          $11.42
  Accumulation units outstanding
  at the end of period                     18,842          26,777          33,344         34,063          18,023

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(155)

  Accumulation unit value:
    Beginning of period                    $8.92
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                       49


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(707)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.82          $10.89         $10.46           N/A
    End of period                          $13.68          $13.76          $11.82         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     32,734          59,688          32,075           293            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.34            N/A             N/A            N/A
    End of period                          $11.90          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,473             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(707)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.50          $10.82         $10.62           N/A
    End of period                          $12.58          $10.78          $10.50         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     1,570           1,186             -              289            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1320)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,190            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $26.81          $22.64          $16.89         $12.92          $12.65
    End of period                          $35.55          $26.81          $22.64         $16.89          $12.92
  Accumulation units outstanding
  at the end of period                     4,762           6,351           4,711           4,181           158

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.01          $9.67           $8.38          $7.19
    End of period                          $13.74          $13.35          $13.01          $9.67          $8.38
  Accumulation units outstanding
  at the end of period                     41,179          51,109          53,616         56,760          28,847

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $9.59
    End of period                          $7.19
  Accumulation units outstanding
  at the end of period                     9,344


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1093)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.54            N/A             N/A            N/A
    End of period                          $10.72          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1093)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(127)

  Accumulation unit value:
    Beginning of period                    $14.92          $13.87          $12.64         $11.14          $8.44
    End of period                          $15.71          $14.92          $13.87         $12.64          $11.14
  Accumulation units outstanding
  at the end of period                     13,756          32,885          36,073         44,058          29,498

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(127)

  Accumulation unit value:
    Beginning of period                    $10.21
    End of period                          $8.44
  Accumulation units outstanding
  at the end of period                     9,094


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.57          $10.33          $9.57          $7.64
    End of period                          $12.26          $11.92          $10.57         $10.33          $9.57
  Accumulation units outstanding
  at the end of period                     31,721          62,641          66,480         80,623          44,889

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.67
    End of period                          $7.64
  Accumulation units outstanding
  at the end of period                     29,098

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(127)

  Accumulation unit value:
    Beginning of period                    $20.49          $19.09          $17.88         $16.20          $11.16
    End of period                          $17.98          $20.49          $19.09         $17.88          $16.20
  Accumulation units outstanding
  at the end of period                     20,926          25,683          24,365         26,489          13,900

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(127)

  Accumulation unit value:
    Beginning of period                    $13.74
    End of period                          $11.16
  Accumulation units outstanding
  at the end of period                     4,926

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(127)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.23          $12.95         $11.25          $7.87
    End of period                          $14.62          $15.24          $13.23         $12.95          $11.25
  Accumulation units outstanding
  at the end of period                     14,100          30,258          34,286         41,980          33,240

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(127)

  Accumulation unit value:
    Beginning of period                    $9.81
    End of period                          $7.87
  Accumulation units outstanding
  at the end of period                     11,139


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $5.98           $5.58           $5.56           $5.47           N/A
    End of period                          $6.72           $5.98           $5.58           $5.56           N/A
  Accumulation units outstanding
  at the end of period                     14,587          13,797          8,142           8,794           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(707)

  Accumulation unit value:
    Beginning of period                    $15.02          $15.53          $11.42         $10.81           N/A
    End of period                          $17.59          $15.02          $15.53         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     3,284           8,031           9,196            284            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.91          $11.06         $10.10           N/A
    End of period                          $14.21          $13.09          $11.91         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     33,098          50,529          34,463          2,822           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.37          $11.09          $9.60          $6.96
    End of period                          $14.78          $14.18          $12.37         $11.09          $9.60
  Accumulation units outstanding
  at the end of period                     13,591          8,315           7,680          14,863          6,707

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $9.05
    End of period                          $6.96
  Accumulation units outstanding
  at the end of period                     2,873


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(111)

  Accumulation unit value:
    Beginning of period                    $8.83           $8.59           $8.03           $7.86          $6.80
    End of period                          $9.52           $8.83           $8.59           $8.03          $7.86
  Accumulation units outstanding
  at the end of period                       -             4,601           4,824           4,389          4,214

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(111)

  Accumulation unit value:
    Beginning of period                    $8.60
    End of period                          $6.80
  Accumulation units outstanding
  at the end of period                      262

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,401            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.45          $13.41         $13.10          $12.75
    End of period                          $14.48          $13.64          $13.45         $13.41          $13.10
  Accumulation units outstanding
  at the end of period                     43,220          55,527          47,745         42,440          46,156

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.10
    End of period                          $12.75
  Accumulation units outstanding
  at the end of period                     14,902

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(369)

  Accumulation unit value:
    Beginning of period                    $22.67          $20.33          $19.07         $17.21          $15.57
    End of period                          $20.61          $22.67          $20.33         $19.07          $17.21
  Accumulation units outstanding
  at the end of period                     3,456           3,805           4,154           4,539            -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(369)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(116)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.73          $12.66
    End of period                           N/A             N/A             N/A           $15.16          $14.73
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,345

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(116)

  Accumulation unit value:
    Beginning of period                    $12.74
    End of period                          $12.66
  Accumulation units outstanding
  at the end of period                     6,399

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.52          $12.56         $12.23           N/A
    End of period                          $13.15          $13.57          $12.52         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     24,881          32,488          42,006         47,648           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $21.33          $19.25          $18.72         $17.40          $14.25
    End of period                          $19.73          $21.33          $19.25         $18.72          $17.40
  Accumulation units outstanding
  at the end of period                     6,164           7,741           7,013           7,878          8,357

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $17.50
    End of period                          $14.25
  Accumulation units outstanding
  at the end of period                     2,316

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(302)

  Accumulation unit value:
    Beginning of period                    $8.40           $8.10           $7.37           $6.64          $4.87
    End of period                          $8.17           $8.40           $8.10           $7.37          $6.64
  Accumulation units outstanding
  at the end of period                       -             15,259          16,771         11,784          5,536

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,211            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(117)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17          $8.50
    End of period                           N/A             N/A             N/A           $10.32          $10.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,788

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(117)

  Accumulation unit value:
    Beginning of period                    $9.80
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                     1,976

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.87          $7.69
    End of period                           N/A             N/A             N/A           $10.03          $9.87
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,237

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                    $9.87
    End of period                          $7.69
  Accumulation units outstanding
  at the end of period                     7,240


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08           N/A
    End of period                           N/A             N/A             N/A           $10.20           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(484)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.16          $10.14
    End of period                           N/A             N/A             N/A           $10.34          $10.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,946

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(484)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(237)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.94          $7.83
    End of period                           N/A             N/A             N/A           $10.09          $9.94
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            19,317

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(237)

  Accumulation unit value:
    Beginning of period                    $8.18
    End of period                          $7.83
  Accumulation units outstanding
  at the end of period                     10,603

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,445            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(131)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.95          $12.18         $11.03          $8.88
    End of period                          $15.70          $14.67          $12.95         $12.18          $11.03
  Accumulation units outstanding
  at the end of period                     72,183          99,756         103,790         91,906          28,011

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(131)

  Accumulation unit value:
    Beginning of period                    $10.30
    End of period                          $8.88
  Accumulation units outstanding
  at the end of period                      612

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(717)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.47          $10.30         $10.19           N/A
    End of period                          $11.54          $11.07          $10.47         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     6,492           3,875           4,908           4,908           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.06          $12.40         $11.36          $9.52
    End of period                          $15.57          $14.62          $13.06         $12.40          $11.36
  Accumulation units outstanding
  at the end of period                     69,366         138,957         170,143         166,718        134,270

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $10.77
    End of period                          $9.52
  Accumulation units outstanding
  at the end of period                     58,437

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(768)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.80          $10.47           N/A            N/A
    End of period                          $12.34          $11.69          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,922           1,924           1,895            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.63          $12.11         $11.28          $9.77
    End of period                          $14.79          $13.89          $12.63         $12.11          $11.28
  Accumulation units outstanding
  at the end of period                    153,288         192,825         213,601         231,495        202,611

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $10.81
    End of period                          $9.77
  Accumulation units outstanding
  at the end of period                     59,538

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1103)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.94            N/A             N/A            N/A
    End of period                          $11.55          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             13,522           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.54          $9.90            N/A             N/A            N/A
    End of period                          $11.04          $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,413            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(341)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.64          $9.28
    End of period                           N/A             N/A             N/A           $10.85          $10.64
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,506

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(341)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $25.01          $22.45          $21.74         $20.01          $16.79
    End of period                          $26.35          $25.01          $22.45         $21.74          $20.01
  Accumulation units outstanding
  at the end of period                     27,998          36,282          44,695         43,420          17,990

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $18.30
    End of period                          $16.79
  Accumulation units outstanding
  at the end of period                     4,960


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.63          $11.55         $11.69          $11.88
    End of period                          $12.24          $11.92          $11.63         $11.55          $11.69
  Accumulation units outstanding
  at the end of period                     14,705          25,330          16,111         34,261          9,443

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.94
    End of period                          $11.88
  Accumulation units outstanding
  at the end of period                     20,594

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(327)

  Accumulation unit value:
    Beginning of period                    $20.39          $17.20          $16.23         $14.42          $11.55
    End of period                          $21.56          $20.39          $17.20         $16.23          $14.42
  Accumulation units outstanding
  at the end of period                     17,686          19,990          20,127         18,493          2,940

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(327)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $28.23          $25.33          $24.35         $22.61          $17.67
    End of period                          $30.46          $28.23          $25.33         $24.35          $22.61
  Accumulation units outstanding
  at the end of period                     12,677          13,926          13,860         15,039          9,499

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $21.83
    End of period                          $17.67
  Accumulation units outstanding
  at the end of period                     3,934

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $37.01          $35.35          $31.61         $27.32          $20.11
    End of period                          $42.52          $37.01          $35.35         $31.61          $27.32
  Accumulation units outstanding
  at the end of period                     8,178           12,656          11,649         13,775          21,539

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $25.73
    End of period                          $20.11
  Accumulation units outstanding
  at the end of period                      451


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(111)

  Accumulation unit value:
    Beginning of period                    $15.74          $13.38          $12.86         $11.38          $8.94
    End of period                          $15.56          $15.74          $13.38         $12.86          $11.38
  Accumulation units outstanding
  at the end of period                     36,160          37,653          42,721         54,012          25,208

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(111)

  Accumulation unit value:
    Beginning of period                    $11.23
    End of period                          $8.94
  Accumulation units outstanding
  at the end of period                     10,813

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(280)

  Accumulation unit value:
    Beginning of period                    $16.59          $13.81          $12.72         $11.16          $8.14
    End of period                          $17.85          $16.59          $13.81         $12.72          $11.16
  Accumulation units outstanding
  at the end of period                     15,249          16,293          5,548           2,892          2,221

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(280)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.53          $10.97         $10.18          $8.15
    End of period                          $13.84          $12.20          $11.53         $10.97          $10.18
  Accumulation units outstanding
  at the end of period                     12,503          10,476          22,755         25,253          19,091

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(75)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.31          $7.75
    End of period                           N/A             N/A             N/A            $9.09          $9.31
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(75)

  Accumulation unit value:
    Beginning of period                    $10.91
    End of period                          $7.75
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $15.44          $11.55          $10.22           N/A            N/A
    End of period                          $12.86          $15.44          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,354          29,562          6,145            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(67)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.44          $11.70         $11.17          $8.24
    End of period                          $15.24          $13.96          $12.44         $11.70          $11.17
  Accumulation units outstanding
  at the end of period                     7,023           5,688           12,103         14,486          12,648

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(67)

  Accumulation unit value:
    Beginning of period                    $10.91
    End of period                          $8.24
  Accumulation units outstanding
  at the end of period                     1,959

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $18.70          $18.18          $16.51         $16.04          $12.10
    End of period                          $20.28          $18.70          $18.18         $16.51          $16.04
  Accumulation units outstanding
  at the end of period                       -             3,341           12,592          9,142          8,037

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $17.03
    End of period                          $12.10
  Accumulation units outstanding
  at the end of period                     1,960


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.53           $9.15          $8.03
    End of period                           N/A             N/A            $8.65           $9.53          $9.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             3,737          3,515

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(67)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.70          $9.91           $9.24          $8.29
    End of period                          $12.29          $11.62          $10.70          $9.91          $9.24
  Accumulation units outstanding
  at the end of period                     47,230          50,223          54,816         15,135          9,825

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(67)

  Accumulation unit value:
    Beginning of period                    $9.14
    End of period                          $8.29
  Accumulation units outstanding
  at the end of period                     1,420


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                    $24.31          $21.88          $21.90         $19.85           N/A
    End of period                          $28.74          $24.31          $21.88         $21.90           N/A
  Accumulation units outstanding
  at the end of period                     6,835           8,388           4,526             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(62)

  Accumulation unit value:
    Beginning of period                    $25.93          $25.29          $24.65         $22.52          $16.96
    End of period                          $27.89          $25.93          $25.29         $24.65          $22.52
  Accumulation units outstanding
  at the end of period                     11,187          10,669          8,546           4,539          3,933

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(62)

  Accumulation unit value:
    Beginning of period                    $22.13
    End of period                          $16.96
  Accumulation units outstanding
  at the end of period                      527

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.33           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,540           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $10.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,964            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $18.25          $16.57          $16.35         $15.69          $12.85
    End of period                          $17.99          $18.25          $16.57         $16.35          $15.69
  Accumulation units outstanding
  at the end of period                     4,384           4,510           4,906           5,780          3,150

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $15.68
    End of period                          $12.85
  Accumulation units outstanding
  at the end of period                     2,066


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(84)

  Accumulation unit value:
    Beginning of period                    $22.03          $18.71          $18.62         $15.99          $11.66
    End of period                          $24.20          $22.03          $18.71         $18.62          $15.99
  Accumulation units outstanding
  at the end of period                     8,165           6,807           6,171           5,380          4,026

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(84)

  Accumulation unit value:
    Beginning of period                    $16.58
    End of period                          $11.66
  Accumulation units outstanding
  at the end of period                      754

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    113,643           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,151            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.18           N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,876          1,243            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,536            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.56          $10.88          $10.53           N/A            N/A
    End of period                          $11.55          $12.56          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,777           10,699          4,278            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $18.15          $17.69          $17.58         $16.78          $15.08
    End of period                          $19.03          $18.15          $17.69         $17.58          $16.78
  Accumulation units outstanding
  at the end of period                     31,104          18,603          16,706          8,445          6,540

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $14.37
    End of period                          $15.08
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $10.15           N/A            N/A
    End of period                          $12.85          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,432           12,155          2,131            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.45          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,974           3,310            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                    $15.10          $11.68          $10.05          $8.36          $5.58
    End of period                          $16.58          $15.10          $11.68         $10.05          $8.36
  Accumulation units outstanding
  at the end of period                     58,391          34,759          23,277          8,625           434

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(90)

  Accumulation unit value:
    Beginning of period                    $22.67          $20.63          $19.83         $17.14          $12.89
    End of period                          $23.98          $22.67          $20.63         $19.83          $17.14
  Accumulation units outstanding
  at the end of period                     5,881           2,345           2,678           1,780           272

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(90)

  Accumulation unit value:
    Beginning of period                    $16.56
    End of period                          $12.89
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $14.94          $14.76          $14.71         $14.45          $14.57
    End of period                          $15.57          $14.94          $14.76         $14.71          $14.45
  Accumulation units outstanding
  at the end of period                     26,001          15,734          10,732          7,754          3,421

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $13.54
    End of period                          $14.57
  Accumulation units outstanding
  at the end of period                     14,970


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.85          $8.84            N/A             N/A            N/A
    End of period                          $14.01          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,137          2,422            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(78)

  Accumulation unit value:
    Beginning of period                    $19.82          $17.65          $16.55         $13.54          $10.72
    End of period                          $18.92          $19.82          $17.65         $16.55          $13.54
  Accumulation units outstanding
  at the end of period                     26,204          24,387          37,263         25,856          25,599

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(78)

  Accumulation unit value:
    Beginning of period                    $13.28
    End of period                          $10.72
  Accumulation units outstanding
  at the end of period                     1,761


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(78)

  Accumulation unit value:
    Beginning of period                    $16.50          $14.41          $14.05         $12.42          $9.13
    End of period                          $15.07          $16.50          $14.41         $14.05          $12.42
  Accumulation units outstanding
  at the end of period                     18,802          19,791          17,902         21,328          18,628

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(78)

  Accumulation unit value:
    Beginning of period                    $11.91
    End of period                          $9.13
  Accumulation units outstanding
  at the end of period                     4,346

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,982            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.06          $11.62          $9.73          $7.02
    End of period                          $11.59          $12.17          $11.06         $11.62          $9.73
  Accumulation units outstanding
  at the end of period                    134,703         148,024         162,096         127,909         24,946

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(74)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.90          $10.92         $10.75          $10.65
    End of period                          $11.55          $11.07          $10.90         $10.92          $10.75
  Accumulation units outstanding
  at the end of period                     91,490          74,675         104,947         39,024          1,008

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(74)

  Accumulation unit value:
    Beginning of period                    $9.82
    End of period                          $10.65
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(673)

  Accumulation unit value:
    Beginning of period                    $5.83           $4.37           $4.42           $4.09           N/A
    End of period                          $5.96           $5.83           $4.37           $4.42           N/A
  Accumulation units outstanding
  at the end of period                     15,533          21,430          1,350           1,385           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(673)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.11          $10.56         $10.14           N/A
    End of period                          $10.15          $11.24          $10.11         $10.56           N/A
  Accumulation units outstanding
  at the end of period                     7,682           8,578           7,384           6,584           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(288)

  Accumulation unit value:
    Beginning of period                    $10.94          $8.62           $9.32           $9.24          $6.49
    End of period                          $10.83          $10.94          $8.62           $9.32          $9.24
  Accumulation units outstanding
  at the end of period                    153,316         211,857         207,428         136,843         27,347

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.00           N/A             N/A            N/A
    End of period                          $10.38          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,813          35,174           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(74)

  Accumulation unit value:
    Beginning of period                    $9.42           $8.22           $8.05           $7.38          $5.83
    End of period                          $9.58           $9.42           $8.22           $8.05          $7.38
  Accumulation units outstanding
  at the end of period                     18,201          19,635          15,628         24,839          4,436

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(74)

  Accumulation unit value:
    Beginning of period                    $7.87
    End of period                          $5.83
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $14.24          $12.24          $11.76         $10.58          $10.26
    End of period                          $11.53          $14.24          $12.24         $11.76          $10.58
  Accumulation units outstanding
  at the end of period                     13,003          17,783          5,316           2,174            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(316)

  Accumulation unit value:
    Beginning of period                    $16.96          $12.35          $11.43          $9.10          $6.39
    End of period                          $18.47          $16.96          $12.35         $11.43          $9.10
  Accumulation units outstanding
  at the end of period                    154,524         171,685         168,028         110,973         20,595

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.03          $10.46         $10.31          $10.02
    End of period                          $12.11          $11.49          $11.03         $10.46          $10.31
  Accumulation units outstanding
  at the end of period                     19,575          16,553          13,340          6,015            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(288)

  Accumulation unit value:
    Beginning of period                    $18.27          $14.84          $13.36         $11.41          $7.70
    End of period                          $19.76          $18.27          $14.84         $13.36          $11.41
  Accumulation units outstanding
  at the end of period                     80,631          88,952         122,943         55,634          3,089

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.82          $10.89          $9.84           N/A
    End of period                          $13.68          $13.76          $11.82         $10.89           N/A
  Accumulation units outstanding
  at the end of period                   1,009,103       1,034,457        625,298         38,061           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.82            N/A             N/A            N/A
    End of period                          $11.90          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,629          9,795            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.49          $10.82         $10.03           N/A
    End of period                          $12.57          $10.77          $10.49         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     11,332          8,977           9,900             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1310)

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,179            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $26.80          $22.63          $16.88         $12.92          $12.92
    End of period                          $35.54          $26.80          $22.63         $16.88          $12.92
  Accumulation units outstanding
  at the end of period                     36,194          41,559          36,878          6,995            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(316)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.01          $9.67           $8.38          $7.08
    End of period                          $13.74          $13.35          $13.01          $9.67          $8.38
  Accumulation units outstanding
  at the end of period                    148,329         175,809         205,358         140,019         24,260

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.67            N/A             N/A            N/A
    End of period                          $10.72          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(84)

  Accumulation unit value:
    Beginning of period                    $14.92          $13.87          $12.64         $11.13          $8.44
    End of period                          $15.71          $14.92          $13.87         $12.64          $11.13
  Accumulation units outstanding
  at the end of period                     83,308          91,354         116,427         85,669          7,479

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(84)

  Accumulation unit value:
    Beginning of period                    $10.76
    End of period                          $8.44
  Accumulation units outstanding
  at the end of period                      602


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(61)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.57          $10.33          $9.57          $7.64
    End of period                          $12.25          $11.92          $10.57         $10.33          $9.57
  Accumulation units outstanding
  at the end of period                    140,742         161,948         191,368         126,342         17,558

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(61)

  Accumulation unit value:
    Beginning of period                    $9.72
    End of period                          $7.64
  Accumulation units outstanding
  at the end of period                      645

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,302            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(316)

  Accumulation unit value:
    Beginning of period                    $20.48          $19.09          $17.88         $16.20          $11.55
    End of period                          $17.98          $20.48          $19.09         $17.88          $16.20
  Accumulation units outstanding
  at the end of period                     67,876          84,952          91,583         65,318          18,043

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(289)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.23          $12.95         $11.25          $7.49
    End of period                          $14.62          $15.24          $13.23         $12.95          $11.25
  Accumulation units outstanding
  at the end of period                     63,960          82,830         104,542         64,763          6,863

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(602)

  Accumulation unit value:
    Beginning of period                    $5.98           $5.58           $5.56           $5.33           N/A
    End of period                          $6.71           $5.98           $5.58           $5.56           N/A
  Accumulation units outstanding
  at the end of period                     17,678          17,929          7,862           2,834           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.53          $11.41         $10.30           N/A
    End of period                          $17.58          $15.01          $15.53         $11.41           N/A
  Accumulation units outstanding
  at the end of period                    162,453         149,486         108,013         13,867           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.91          $11.06          $9.88           N/A
    End of period                          $14.21          $13.09          $11.91         $11.06           N/A
  Accumulation units outstanding
  at the end of period                    107,618         114,046         120,702         14,076           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.37          $11.09          $9.59          $6.96
    End of period                          $14.77          $14.18          $12.37         $11.09          $9.59
  Accumulation units outstanding
  at the end of period                     42,189          36,577          28,329         18,509          5,958

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $9.19
    End of period                          $6.96
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(102)

  Accumulation unit value:
    Beginning of period                    $8.83           $8.59           $8.03           $7.86          $6.81
    End of period                          $9.52           $8.83           $8.59           $8.03          $7.86
  Accumulation units outstanding
  at the end of period                       -             12,606          4,339           3,740          1,127

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(102)

  Accumulation unit value:
    Beginning of period                    $8.63
    End of period                          $6.81
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,644            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.45          $13.41         $13.09          $12.75
    End of period                          $14.47          $13.64          $13.45         $13.41          $13.09
  Accumulation units outstanding
  at the end of period                    116,843          97,373          86,468         32,596          14,492

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $12.15
    End of period                          $12.75
  Accumulation units outstanding
  at the end of period                     11,669

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $22.65          $20.32          $19.06         $17.20          $13.79
    End of period                          $20.59          $22.65          $20.32         $19.06          $17.20
  Accumulation units outstanding
  at the end of period                     1,131            642            1,480            579            363

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $17.76
    End of period                          $13.79
  Accumulation units outstanding
  at the end of period                      365


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(57)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.72          $12.65
    End of period                           N/A             N/A             N/A           $15.15          $14.72
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            8,960

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $12.52
    End of period                          $12.65
  Accumulation units outstanding
  at the end of period                     3,873

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.52          $12.56         $12.22           N/A
    End of period                          $13.14          $13.56          $12.52         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     37,487          34,137          30,142         19,899           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(90)

  Accumulation unit value:
    Beginning of period                    $21.32          $19.24          $18.71         $17.39          $14.25
    End of period                          $19.72          $21.32          $19.24         $18.71          $17.39
  Accumulation units outstanding
  at the end of period                     2,124           1,830           1,823           1,603           687

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(90)

  Accumulation unit value:
    Beginning of period                    $17.76
    End of period                          $14.25
  Accumulation units outstanding
  at the end of period                      300

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(84)

  Accumulation unit value:
    Beginning of period                    $8.39           $8.10           $7.37           $6.34          $4.84
    End of period                          $8.16           $8.39           $8.10           $7.37          $6.34
  Accumulation units outstanding
  at the end of period                       -             6,762           7,339           7,010          3,061

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(84)

  Accumulation unit value:
    Beginning of period                    $6.80
    End of period                          $4.84
  Accumulation units outstanding
  at the end of period                      953


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(76)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17          $8.50
    End of period                           N/A             N/A             N/A           $10.31          $10.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,108

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(76)

  Accumulation unit value:
    Beginning of period                    $10.13
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(95)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.87          $7.69
    End of period                           N/A             N/A             N/A           $10.02          $9.87
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             830

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(95)

  Accumulation unit value:
    Beginning of period                    $10.06
    End of period                          $7.69
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.03          $9.65
    End of period                           N/A             N/A             N/A           $10.20          $10.03
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,553

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.71           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,751            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.16          $8.17
    End of period                           N/A             N/A             N/A           $10.34          $10.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            21,215

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.94          $7.73
    End of period                           N/A             N/A             N/A           $10.08          $9.94
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,646

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.95          $12.18         $11.03          $8.82
    End of period                          $15.69          $14.67          $12.95         $12.18          $11.03
  Accumulation units outstanding
  at the end of period                     47,524          70,310          66,039         77,982          5,609

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.47          $10.30         $10.11           N/A
    End of period                          $11.53          $11.07          $10.47         $10.30           N/A
  Accumulation units outstanding
  at the end of period                    124,156          94,696          72,421         26,560           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.06          $12.40         $11.35          $9.52
    End of period                          $15.57          $14.61          $13.06         $12.40          $11.35
  Accumulation units outstanding
  at the end of period                    171,045         161,373         183,753         180,140         83,666

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $11.28
    End of period                          $9.52
  Accumulation units outstanding
  at the end of period                     9,632

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.80          $10.49         $10.18           N/A
    End of period                          $12.33          $11.68          $10.80         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    144,391         131,474         118,168         32,981           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.63          $12.11         $11.27          $9.77
    End of period                          $14.79          $13.89          $12.63         $12.11          $11.27
  Accumulation units outstanding
  at the end of period                    307,367         327,219         384,237         210,059         97,614

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $10.56
    End of period                          $9.77
  Accumulation units outstanding
  at the end of period                     13,461

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1110)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.84            N/A             N/A            N/A
    End of period                          $11.55          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1110)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                    $10.54          $9.97            N/A             N/A            N/A
    End of period                          $11.04          $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,342             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(320)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.64          $8.56
    End of period                           N/A             N/A             N/A           $10.84          $10.64
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $24.99          $22.43          $21.73         $20.00          $16.78
    End of period                          $26.33          $24.99          $22.43         $21.73          $20.00
  Accumulation units outstanding
  at the end of period                     35,690          28,757          31,561         26,865          4,312

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $17.67
    End of period                          $16.78
  Accumulation units outstanding
  at the end of period                     2,622


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.62          $11.54         $11.68          $11.86
    End of period                          $12.22          $11.90          $11.62         $11.54          $11.68
  Accumulation units outstanding
  at the end of period                     50,802          25,036          18,594         12,977            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $11.96
    End of period                          $11.86
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                    $20.39          $17.20          $16.22         $14.42          $11.23
    End of period                          $21.55          $20.39          $17.20         $16.22          $14.42
  Accumulation units outstanding
  at the end of period                     28,417          21,963          9,455           7,899          3,388

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $28.21          $25.31          $24.34         $22.60          $17.66
    End of period                          $30.45          $28.21          $25.31         $24.34          $22.60
  Accumulation units outstanding
  at the end of period                     17,279          12,306          14,552          3,916          3,552

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $21.70
    End of period                          $17.66
  Accumulation units outstanding
  at the end of period                     1,507

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $36.99          $35.34          $31.60         $27.31          $20.10
    End of period                          $42.50          $36.99          $35.34         $31.60          $27.31
  Accumulation units outstanding
  at the end of period                     22,944          24,824          23,306         16,263          10,301

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $25.66
    End of period                          $20.10
  Accumulation units outstanding
  at the end of period                     2,421


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                    $15.74          $13.37          $12.85         $11.38          $8.94
    End of period                          $15.55          $15.74          $13.37         $12.85          $11.38
  Accumulation units outstanding
  at the end of period                     45,363          46,421          36,525         27,675          15,625

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                    $10.49
    End of period                          $8.94
  Accumulation units outstanding
  at the end of period                     2,036

Accumulation Unit Values
Contract with Endorsements - 2.005%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(772)

  Accumulation unit value:
    Beginning of period                    $16.58          $13.80          $12.76           N/A            N/A
    End of period                          $17.84          $16.58          $13.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1060)

  Accumulation unit value:
    Beginning of period                    $15.43          $12.64           N/A             N/A            N/A
    End of period                          $12.86          $15.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(772)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.44          $11.32           N/A            N/A
    End of period                          $15.23          $13.96          $12.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.23           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,371            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                    $12.56          $10.88          $10.62           N/A            N/A
    End of period                          $11.55          $12.56          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(772)

  Accumulation unit value:
    Beginning of period                    $18.14          $17.68          $17.61           N/A            N/A
    End of period                          $19.02          $18.14          $17.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                      186             185             177             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $10.88           N/A            N/A
    End of period                          $12.84          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(772)

  Accumulation unit value:
    Beginning of period                    $14.93          $14.75          $14.75           N/A            N/A
    End of period                          $15.56          $14.93          $14.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                      227             224             212             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(772)

  Accumulation unit value:
    Beginning of period                    $19.81          $17.64          $16.19           N/A            N/A
    End of period                          $18.91          $19.81          $17.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(772)

  Accumulation unit value:
    Beginning of period                    $16.49          $14.40          $13.58           N/A            N/A
    End of period                          $15.06          $16.49          $14.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(844)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.05          $11.00           N/A            N/A
    End of period                          $11.58          $12.16          $11.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                      146             138             137             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(844)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.90          $11.04           N/A            N/A
    End of period                          $11.54          $11.07          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                      153             152             143             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(1060)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.35           N/A             N/A            N/A
    End of period                          $10.14          $11.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(844)

  Accumulation unit value:
    Beginning of period                    $10.94          $8.61           $8.91            N/A            N/A
    End of period                          $10.83          $10.94          $8.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                      156             161             180             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1215)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.78           N/A             N/A            N/A
    End of period                          $10.38          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1215)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(844)

  Accumulation unit value:
    Beginning of period                    $16.95          $12.34          $11.22           N/A            N/A
    End of period                          $18.46          $16.95          $12.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       91             103             127             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(721)

  Accumulation unit value:
    Beginning of period                    $18.26          $14.84          $13.36         $12.83           N/A
    End of period                          $19.76          $18.26          $14.84         $13.36           N/A
  Accumulation units outstanding
  at the end of period                       86              95             107            3,126           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(979)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.82          $11.99           N/A            N/A
    End of period                          $13.68          $13.76          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,220          18,750          2,099            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(979)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(826)

  Accumulation unit value:
    Beginning of period                    $26.78          $22.62          $18.78           N/A            N/A
    End of period                          $35.50          $26.78          $22.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       21              25              27             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(826)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(844)

  Accumulation unit value:
    Beginning of period                    $13.34          $13.00          $10.72           N/A            N/A
    End of period                          $13.73          $13.34          $13.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                      125             124             118             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(721)

  Accumulation unit value:
    Beginning of period                    $14.91          $13.87          $12.63         $12.16           N/A
    End of period                          $15.70          $14.91          $13.87         $12.63           N/A
  Accumulation units outstanding
  at the end of period                      109            1,627           1,669           1,647           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(721)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.57          $10.33         $10.09           N/A
    End of period                          $12.25          $11.92          $10.57         $10.33           N/A
  Accumulation units outstanding
  at the end of period                      140             142             145            1,986           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(844)

  Accumulation unit value:
    Beginning of period                    $20.47          $19.07          $17.26           N/A            N/A
    End of period                          $17.96          $20.47          $19.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                       90              80              80             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(721)

  Accumulation unit value:
    Beginning of period                    $15.23          $13.23          $12.95         $12.55           N/A
    End of period                          $14.61          $15.23          $13.23         $12.95           N/A
  Accumulation units outstanding
  at the end of period                      118            1,651           1,732           3,193           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(844)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.53          $12.45           N/A            N/A
    End of period                          $17.58          $15.01          $15.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       60              63            1,503            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(772)

  Accumulation unit value:
    Beginning of period                    $13.63          $13.44          $13.40           N/A            N/A
    End of period                          $14.46          $13.63          $13.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                      245             245             232             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(844)

  Accumulation unit value:
    Beginning of period                    $13.55          $12.50          $12.35           N/A            N/A
    End of period                          $13.13          $13.55          $12.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                      269             251             249             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(951)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.79          $10.61           N/A            N/A
    End of period                          $12.33          $11.68          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(951)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1124)

  Accumulation unit value:
    Beginning of period                    $13.88          $12.78           N/A             N/A            N/A
    End of period                          $14.78          $13.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1124)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1129)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.77           N/A             N/A            N/A
    End of period                          $12.22          $11.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.01%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.57          $13.79          $12.71         $11.15          $8.85
    End of period                          $17.83          $16.57          $13.79         $12.71          $11.15
  Accumulation units outstanding
  at the end of period                     12,711          8,238           8,024           6,786          2,075

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $11.55
    End of period                          $8.85
  Accumulation units outstanding
  at the end of period                     1,378

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.53          $10.97         $10.18          $7.99
    End of period                          $13.83          $12.19          $11.53         $10.97          $10.18
  Accumulation units outstanding
  at the end of period                     37,689          37,483          56,946         59,103          29,135

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.18
    End of period                          $7.99
  Accumulation units outstanding
  at the end of period                     2,647


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(367)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.31          $8.51
    End of period                           N/A             N/A             N/A            $9.09          $9.31
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,194

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(367)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(856)

  Accumulation unit value:
    Beginning of period                    $15.43          $11.55          $10.71           N/A            N/A
    End of period                          $12.85          $15.43          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,194          49,866          3,283            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(856)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(123)

  Accumulation unit value:
    Beginning of period                    $13.95          $12.43          $11.70         $11.17          $8.23
    End of period                          $15.23          $13.95          $12.43         $11.70          $11.17
  Accumulation units outstanding
  at the end of period                     15,924          15,533          22,386         23,753          15,365

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(123)

  Accumulation unit value:
    Beginning of period                    $10.53
    End of period                          $8.23
  Accumulation units outstanding
  at the end of period                      717

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $18.68          $18.16          $16.50         $16.03          $12.09
    End of period                          $20.26          $18.68          $18.16         $16.50          $16.03
  Accumulation units outstanding
  at the end of period                       -             6,115           4,586           7,628          25,350

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.83
    End of period                          $12.09
  Accumulation units outstanding
  at the end of period                      310


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.52           $9.14          $7.50
    End of period                           N/A             N/A            $8.64           $9.52          $9.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            16,652          16,653

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $9.39
    End of period                          $7.50
  Accumulation units outstanding
  at the end of period                      298

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $11.61          $10.69          $9.91           $9.24          $8.29
    End of period                          $12.28          $11.61          $10.69          $9.91          $9.24
  Accumulation units outstanding
  at the end of period                     29,827          31,306          20,270         16,477          9,554

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $9.06
    End of period                          $8.29
  Accumulation units outstanding
  at the end of period                     2,056


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $29.22           N/A             N/A             N/A            N/A
    End of period                          $28.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      578             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $25.90          $25.26          $24.62         $22.50          $16.95
    End of period                          $27.85          $25.90          $25.26         $24.62          $22.50
  Accumulation units outstanding
  at the end of period                     4,998           6,496           18,471         15,049          27,031

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $21.49
    End of period                          $16.95
  Accumulation units outstanding
  at the end of period                     1,430

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.40           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,145           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.83           N/A             N/A             N/A            N/A
    End of period                          $10.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,163            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(434)

  Accumulation unit value:
    Beginning of period                    $18.23          $16.56          $16.34         $15.68          $14.83
    End of period                          $17.97          $18.23          $16.56         $16.34          $15.68
  Accumulation units outstanding
  at the end of period                     9,378           9,179           9,123           9,158          3,912

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(114)

  Accumulation unit value:
    Beginning of period                    $22.01          $18.70          $18.61         $15.98          $11.65
    End of period                          $24.18          $22.01          $18.70         $18.61          $15.98
  Accumulation units outstanding
  at the end of period                     16,624          21,099          24,771         25,662          37,790

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(114)

  Accumulation unit value:
    Beginning of period                    $15.72
    End of period                          $11.65
  Accumulation units outstanding
  at the end of period                     7,857

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.50           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,687           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      293             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1112)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.96            N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,576            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,396           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.88          $10.98           N/A            N/A
    End of period                          $11.54          $12.55          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      964             433              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $18.13          $17.67          $17.57         $16.76          $15.07
    End of period                          $19.01          $18.13          $17.67         $17.57          $16.76
  Accumulation units outstanding
  at the end of period                     29,175          32,024          31,642         29,319          9,501

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.49
    End of period                          $15.07
  Accumulation units outstanding
  at the end of period                     1,079

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $11.13           N/A            N/A
    End of period                          $12.84          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,782           1,551             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1162)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.12           N/A             N/A            N/A
    End of period                          $10.45          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,634           2,603            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(459)

  Accumulation unit value:
    Beginning of period                    $15.09          $11.67          $10.04          $8.36          $7.52
    End of period                          $16.56          $15.09          $11.67         $10.04          $8.36
  Accumulation units outstanding
  at the end of period                     83,986          69,861          31,173         28,526          15,930

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(459)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $22.64          $20.61          $19.81         $17.13          $12.88
    End of period                          $23.95          $22.64          $20.61         $19.81          $17.13
  Accumulation units outstanding
  at the end of period                     25,623          5,704           5,415           5,417          18,699

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $16.05
    End of period                          $12.88
  Accumulation units outstanding
  at the end of period                     1,553

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.92          $14.74          $14.69         $14.44          $14.56
    End of period                          $15.55          $14.92          $14.74         $14.69          $14.44
  Accumulation units outstanding
  at the end of period                     14,057          13,789          13,403         13,745          6,013

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.45
    End of period                          $14.56
  Accumulation units outstanding
  at the end of period                     24,296


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.98            N/A             N/A            N/A
    End of period                          $14.01          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,228          7,213            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(114)

  Accumulation unit value:
    Beginning of period                    $19.81          $17.64          $16.54         $13.53          $10.71
    End of period                          $18.90          $19.81          $17.64         $16.54          $13.53
  Accumulation units outstanding
  at the end of period                     28,760          35,030          43,032         44,215          24,553

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(114)

  Accumulation unit value:
    Beginning of period                    $12.96
    End of period                          $10.71
  Accumulation units outstanding
  at the end of period                     9,627


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(114)

  Accumulation unit value:
    Beginning of period                    $16.48          $14.40          $14.04         $12.41          $9.12
    End of period                          $15.05          $16.48          $14.40         $14.04          $12.41
  Accumulation units outstanding
  at the end of period                     26,724          38,692          49,407         50,491          39,910

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(114)

  Accumulation unit value:
    Beginning of period                    $11.84
    End of period                          $9.12
  Accumulation units outstanding
  at the end of period                     10,575

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(136)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.05          $11.62          $9.72          $7.47
    End of period                          $11.58          $12.16          $11.05         $11.62          $9.72
  Accumulation units outstanding
  at the end of period                    226,941         223,586         230,985         222,286         55,354

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(136)

  Accumulation unit value:
    Beginning of period                    $9.13
    End of period                          $7.47
  Accumulation units outstanding
  at the end of period                     15,004

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.90          $10.92         $10.75          $10.65
    End of period                          $11.54          $11.07          $10.90         $10.92          $10.75
  Accumulation units outstanding
  at the end of period                     62,620          70,204          54,789         70,818          6,699

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.95
    End of period                          $10.65
  Accumulation units outstanding
  at the end of period                     4,124


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(528)

  Accumulation unit value:
    Beginning of period                    $5.83           $4.37           $4.42           $4.22           N/A
    End of period                          $5.96           $5.83           $4.37           $4.42           N/A
  Accumulation units outstanding
  at the end of period                     26,582          6,443             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.10          $10.56         $10.13           N/A
    End of period                          $10.14          $11.23          $10.10         $10.56           N/A
  Accumulation units outstanding
  at the end of period                     2,357           2,721           2,426           1,540           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(114)

  Accumulation unit value:
    Beginning of period                    $10.93          $8.61           $9.31           $9.24          $7.50
    End of period                          $10.83          $10.93          $8.61           $9.31          $9.24
  Accumulation units outstanding
  at the end of period                    207,417         241,290         284,640         252,962         67,342

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(114)

  Accumulation unit value:
    Beginning of period                    $9.06
    End of period                          $7.50
  Accumulation units outstanding
  at the end of period                     16,709

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1013)

  Accumulation unit value:
    Beginning of period                    $11.76          $9.97            N/A             N/A            N/A
    End of period                          $10.37          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    143,993         116,521           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1013)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(147)

  Accumulation unit value:
    Beginning of period                    $9.41           $8.22           $8.04           $7.38          $10.65
    End of period                          $9.57           $9.41           $8.22           $8.04          $7.38
  Accumulation units outstanding
  at the end of period                     27,119          34,117          31,085         33,541          51,121

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(147)

  Accumulation unit value:
    Beginning of period                    $6.61
    End of period                          $5.83
  Accumulation units outstanding
  at the end of period                      621

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(538)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.22          $11.75         $11.11           N/A
    End of period                          $11.51          $14.22          $12.22         $11.75           N/A
  Accumulation units outstanding
  at the end of period                     2,488           3,778           1,090            250            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(538)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(152)

  Accumulation unit value:
    Beginning of period                    $16.95          $12.34          $11.43          $9.10          $6.97
    End of period                          $18.46          $16.95          $12.34         $11.43          $9.10
  Accumulation units outstanding
  at the end of period                    286,299         315,404         240,293         187,035         63,276

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(152)

  Accumulation unit value:
    Beginning of period                    $7.81
    End of period                          $6.97
  Accumulation units outstanding
  at the end of period                     11,910

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(503)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.02          $10.45         $10.60           N/A
    End of period                          $12.10          $11.48          $11.02         $10.45           N/A
  Accumulation units outstanding
  at the end of period                     13,294          12,502          13,754         12,639           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(503)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(114)

  Accumulation unit value:
    Beginning of period                    $18.26          $14.83          $13.36         $11.40          $8.47
    End of period                          $19.75          $18.26          $14.83         $13.36          $11.40
  Accumulation units outstanding
  at the end of period                     78,184          87,580          46,247         41,845          5,447

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(114)

  Accumulation unit value:
    Beginning of period                    $10.41
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                     4,803


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.81          $10.89          $9.98           N/A
    End of period                          $13.68          $13.76          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    370,171         409,330         121,426          9,194           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1112)

  Accumulation unit value:
    Beginning of period                    $10.69          $8.97            N/A             N/A            N/A
    End of period                          $11.90          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,737          1,585            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(789)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.50          $9.87            N/A            N/A
    End of period                          $12.57          $10.77          $10.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,238          5,399           3,063            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1351)

  Accumulation unit value:
    Beginning of period                    $10.79           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,686            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(503)

  Accumulation unit value:
    Beginning of period                    $26.78          $22.62          $16.87         $13.43           N/A
    End of period                          $35.51          $26.78          $22.62         $16.87           N/A
  Accumulation units outstanding
  at the end of period                     65,108          58,803          43,239         13,788           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(503)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(152)

  Accumulation unit value:
    Beginning of period                    $13.33          $13.00          $9.66           $8.38          $7.19
    End of period                          $13.73          $13.33          $13.00          $9.66          $8.38
  Accumulation units outstanding
  at the end of period                    248,345         270,651         246,495         215,005         63,523

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(152)

  Accumulation unit value:
    Beginning of period                    $8.45
    End of period                          $7.19
  Accumulation units outstanding
  at the end of period                     11,231


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.60            N/A             N/A            N/A
    End of period                          $10.71          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,631          43,482           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(114)

  Accumulation unit value:
    Beginning of period                    $14.91          $13.87          $12.63         $11.13          $8.44
    End of period                          $15.70          $14.91          $13.87         $12.63          $11.13
  Accumulation units outstanding
  at the end of period                    107,882         123,467          84,182         116,867         36,843

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(114)

  Accumulation unit value:
    Beginning of period                    $10.59
    End of period                          $8.44
  Accumulation units outstanding
  at the end of period                     2,594


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(114)

  Accumulation unit value:
    Beginning of period                    $11.91          $10.56          $10.32          $9.57          $7.64
    End of period                          $12.25          $11.91          $10.56         $10.32          $9.57
  Accumulation units outstanding
  at the end of period                    158,648         177,731         170,642         183,229         39,981

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(114)

  Accumulation unit value:
    Beginning of period                    $9.38
    End of period                          $7.64
  Accumulation units outstanding
  at the end of period                     3,132

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1351)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,296            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(152)

  Accumulation unit value:
    Beginning of period                    $20.47          $19.07          $17.87         $16.19          $11.16
    End of period                          $17.96          $20.47          $19.07         $17.87          $16.19
  Accumulation units outstanding
  at the end of period                    179,030         168,891         128,923         113,272         53,061

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(152)

  Accumulation unit value:
    Beginning of period                    $11.55
    End of period                          $11.16
  Accumulation units outstanding
  at the end of period                     7,514

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(114)

  Accumulation unit value:
    Beginning of period                    $15.23          $13.23          $12.95         $11.25          $7.87
    End of period                          $14.61          $15.23          $13.23         $12.95          $11.25
  Accumulation units outstanding
  at the end of period                     55,060          70,281          55,372         84,411          37,226

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(114)

  Accumulation unit value:
    Beginning of period                    $10.34
    End of period                          $7.87
  Accumulation units outstanding
  at the end of period                     6,468


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(503)

  Accumulation unit value:
    Beginning of period                    $5.98           $5.57           $5.55           $5.95           N/A
    End of period                          $6.71           $5.98           $5.57           $5.55           N/A
  Accumulation units outstanding
  at the end of period                     19,432          25,460          23,571         21,561           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(503)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.53          $11.41         $10.46           N/A
    End of period                          $17.58          $15.01          $15.53         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     92,393         105,465          79,154         25,200           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.90          $11.06         $10.78           N/A
    End of period                          $14.20          $13.09          $11.90         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     21,455          41,914          22,500          2,013           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.17          $12.36          $11.09          $9.59          $6.96
    End of period                          $14.76          $14.17          $12.36         $11.09          $9.59
  Accumulation units outstanding
  at the end of period                     61,125          80,799          35,863         36,048          28,989

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.14
    End of period                          $6.96
  Accumulation units outstanding
  at the end of period                     2,789


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(123)

  Accumulation unit value:
    Beginning of period                    $8.83           $8.58           $8.02           $7.85          $6.80
    End of period                          $9.52           $8.83           $8.58           $8.02          $7.85
  Accumulation units outstanding
  at the end of period                       -              888             983            1,604           331

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(123)

  Accumulation unit value:
    Beginning of period                    $8.39
    End of period                          $6.80
  Accumulation units outstanding
  at the end of period                      333

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,790            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.63          $13.43          $13.40         $13.09          $12.74
    End of period                          $14.45          $13.63          $13.43         $13.40          $13.09
  Accumulation units outstanding
  at the end of period                     70,541         114,133          72,326         83,467          32,036

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.09
    End of period                          $12.74
  Accumulation units outstanding
  at the end of period                     7,516

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(398)

  Accumulation unit value:
    Beginning of period                    $22.63          $20.29          $19.04         $17.19          $15.36
    End of period                          $20.57          $22.63          $20.29         $19.04          $17.19
  Accumulation units outstanding
  at the end of period                      311             373             366             366            141

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.71          $12.64
    End of period                           N/A             N/A             N/A           $15.14          $14.71
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            19,715

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.71
    End of period                          $12.64
  Accumulation units outstanding
  at the end of period                      973

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.55          $12.51          $12.55         $12.21           N/A
    End of period                          $13.13          $13.55          $12.51         $12.55           N/A
  Accumulation units outstanding
  at the end of period                     76,956          99,260          74,482         193,071          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $21.30          $19.22          $18.69         $17.38          $14.24
    End of period                          $19.70          $21.30          $19.22         $18.69          $17.38
  Accumulation units outstanding
  at the end of period                     6,414           7,655           11,935         11,852          3,425

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.72
    End of period                          $14.24
  Accumulation units outstanding
  at the end of period                     1,705

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(123)

  Accumulation unit value:
    Beginning of period                    $8.39           $8.09           $7.37           $6.34          $4.84
    End of period                          $8.16           $8.39           $8.09           $7.37          $6.34
  Accumulation units outstanding
  at the end of period                       -             73,920          31,889         31,748          31,460

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(123)

  Accumulation unit value:
    Beginning of period                    $6.35
    End of period                          $4.84
  Accumulation units outstanding
  at the end of period                     4,186


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.90            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,392            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(114)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17          $8.50
    End of period                           N/A             N/A             N/A           $10.31          $10.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            15,450

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(114)

  Accumulation unit value:
    Beginning of period                    $9.67
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                     16,277

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.87          $7.69
    End of period                           N/A             N/A             N/A           $10.02          $9.87
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,865

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.75
    End of period                          $7.69
  Accumulation units outstanding
  at the end of period                     7,868


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.36           N/A
    End of period                           N/A             N/A             N/A           $10.20           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.82           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,202            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(530)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.62           N/A
    End of period                           N/A             N/A             N/A           $10.34           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(530)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(414)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.93          $9.28
    End of period                           N/A             N/A             N/A           $10.08          $9.93
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,193

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(414)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(144)

  Accumulation unit value:
    Beginning of period                    $14.66          $12.94          $12.17         $11.03          $8.87
    End of period                          $15.68          $14.66          $12.94         $12.17          $11.03
  Accumulation units outstanding
  at the end of period                     30,222          39,830          56,469         59,908          11,246

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(144)

  Accumulation unit value:
    Beginning of period                    $9.69
    End of period                          $8.87
  Accumulation units outstanding
  at the end of period                     3,484

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(677)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.47          $10.30         $10.01           N/A
    End of period                          $11.53          $11.07          $10.47         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     7,486           5,269           4,051           2,889           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(114)

  Accumulation unit value:
    Beginning of period                    $14.60          $13.05          $12.39         $11.35          $9.51
    End of period                          $15.55          $14.60          $13.05         $12.39          $11.35
  Accumulation units outstanding
  at the end of period                    210,730         245,943         264,017         286,993        139,610

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(114)

  Accumulation unit value:
    Beginning of period                    $10.85
    End of period                          $9.51
  Accumulation units outstanding
  at the end of period                     20,701

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.79          $10.49         $10.00           N/A
    End of period                          $12.33          $11.68          $10.79         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     29,368          19,683          28,389           586            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(137)

  Accumulation unit value:
    Beginning of period                    $13.87          $12.62          $12.10         $11.27          $9.76
    End of period                          $14.77          $13.87          $12.62         $12.10          $11.27
  Accumulation units outstanding
  at the end of period                     85,659          95,442         168,334         101,736         17,902

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(137)

  Accumulation unit value:
    Beginning of period                    $10.30
    End of period                          $9.76
  Accumulation units outstanding
  at the end of period                     3,913

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.12           N/A             N/A             N/A            N/A
    End of period                          $11.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,318            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(161)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.64          $8.31
    End of period                           N/A             N/A             N/A           $10.84          $10.64
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,460

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(161)

  Accumulation unit value:
    Beginning of period                    $8.59
    End of period                          $8.31
  Accumulation units outstanding
  at the end of period                     1,366

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                    $24.96          $22.41          $21.71         $19.98          $16.77
    End of period                          $26.30          $24.96          $22.41         $21.71          $19.98
  Accumulation units outstanding
  at the end of period                     13,807          19,310          25,229         21,952          6,616

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                    $16.53
    End of period                          $16.77
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.61          $11.54         $11.68          $11.86
    End of period                          $12.21          $11.90          $11.61         $11.54          $11.68
  Accumulation units outstanding
  at the end of period                    148,746         145,490         147,351         55,039         140,414

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.94
    End of period                          $11.86
  Accumulation units outstanding
  at the end of period                     3,669

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                    $20.38          $17.20          $16.22         $14.42          $13.33
    End of period                          $21.54          $20.38          $17.20         $16.22          $14.42
  Accumulation units outstanding
  at the end of period                     23,891          14,997          12,684         11,089          7,097

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $28.18          $25.28          $24.32         $22.58          $17.65
    End of period                          $30.41          $28.18          $25.28         $24.32          $22.58
  Accumulation units outstanding
  at the end of period                     37,497          35,742          36,780         31,427          18,841

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $16.74
    End of period                          $17.65
  Accumulation units outstanding
  at the end of period                     1,025

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $36.95          $35.30          $31.57         $27.29          $20.09
    End of period                          $42.45          $36.95          $35.30         $31.57          $27.29
  Accumulation units outstanding
  at the end of period                     28,483          29,312          19,124         21,141          20,807

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $26.08
    End of period                          $20.09
  Accumulation units outstanding
  at the end of period                     1,288


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.73          $13.37          $12.85         $11.38          $8.94
    End of period                          $15.54          $15.73          $13.37         $12.85          $11.38
  Accumulation units outstanding
  at the end of period                     58,581          58,242          53,549         81,132          32,667

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.34
    End of period                          $8.94
  Accumulation units outstanding
  at the end of period                     3,032



Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(280)

  Accumulation unit value:
    Beginning of period                    $16.59          $13.81          $12.72         $11.16          $8.14
    End of period                          $17.85          $16.59          $13.81         $12.72          $11.16
  Accumulation units outstanding
  at the end of period                     15,249          16,293          5,548           2,892          2,221

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(280)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.53          $10.97         $10.18          $8.15
    End of period                          $13.84          $12.20          $11.53         $10.97          $10.18
  Accumulation units outstanding
  at the end of period                     12,503          10,476          22,755         25,253          19,091

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(75)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.31          $7.75
    End of period                           N/A             N/A             N/A            $9.09          $9.31
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(75)

  Accumulation unit value:
    Beginning of period                    $10.91
    End of period                          $7.75
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $15.44          $11.55          $10.22           N/A            N/A
    End of period                          $12.86          $15.44          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,354          29,562          6,145            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(67)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.44          $11.70         $11.17          $8.24
    End of period                          $15.24          $13.96          $12.44         $11.70          $11.17
  Accumulation units outstanding
  at the end of period                     7,023           5,688           12,103         14,486          12,648

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(67)

  Accumulation unit value:
    Beginning of period                    $10.91
    End of period                          $8.24
  Accumulation units outstanding
  at the end of period                     1,959

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $18.70          $18.18          $16.51         $16.04          $12.10
    End of period                          $20.28          $18.70          $18.18         $16.51          $16.04
  Accumulation units outstanding
  at the end of period                       -             3,341           12,592          9,142          8,037

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $17.03
    End of period                          $12.10
  Accumulation units outstanding
  at the end of period                     1,960


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.53           $9.15          $8.03
    End of period                           N/A             N/A            $8.65           $9.53          $9.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             3,737          3,515

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(67)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.70          $9.91           $9.24          $8.29
    End of period                          $12.29          $11.62          $10.70          $9.91          $9.24
  Accumulation units outstanding
  at the end of period                     47,230          50,223          54,816         15,135          9,825

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(67)

  Accumulation unit value:
    Beginning of period                    $9.14
    End of period                          $8.29
  Accumulation units outstanding
  at the end of period                     1,420


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                    $24.31          $21.88          $21.90         $19.85           N/A
    End of period                          $28.74          $24.31          $21.88         $21.90           N/A
  Accumulation units outstanding
  at the end of period                     6,835           8,388           4,526             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(62)

  Accumulation unit value:
    Beginning of period                    $25.93          $25.29          $24.65         $22.52          $16.96
    End of period                          $27.89          $25.93          $25.29         $24.65          $22.52
  Accumulation units outstanding
  at the end of period                     11,187          10,669          8,546           4,539          3,933

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(62)

  Accumulation unit value:
    Beginning of period                    $22.13
    End of period                          $16.96
  Accumulation units outstanding
  at the end of period                      527

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.33           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,540           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $10.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,964            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $18.25          $16.57          $16.35         $15.69          $12.85
    End of period                          $17.99          $18.25          $16.57         $16.35          $15.69
  Accumulation units outstanding
  at the end of period                     4,384           4,510           4,906           5,780          3,150

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $15.68
    End of period                          $12.85
  Accumulation units outstanding
  at the end of period                     2,066


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(84)

  Accumulation unit value:
    Beginning of period                    $22.03          $18.71          $18.62         $15.99          $11.66
    End of period                          $24.20          $22.03          $18.71         $18.62          $15.99
  Accumulation units outstanding
  at the end of period                     8,165           6,807           6,171           5,380          4,026

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(84)

  Accumulation unit value:
    Beginning of period                    $16.58
    End of period                          $11.66
  Accumulation units outstanding
  at the end of period                      754

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    113,643           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,151            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.18           N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,876          1,243            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,536            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.56          $10.88          $10.53           N/A            N/A
    End of period                          $11.55          $12.56          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,777           10,699          4,278            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $18.15          $17.69          $17.58         $16.78          $15.08
    End of period                          $19.03          $18.15          $17.69         $17.58          $16.78
  Accumulation units outstanding
  at the end of period                     31,104          18,603          16,706          8,445          6,540

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $14.37
    End of period                          $15.08
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $10.15           N/A            N/A
    End of period                          $12.85          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,432           12,155          2,131            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.45          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,974           3,310            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                    $15.10          $11.68          $10.05          $8.36          $5.58
    End of period                          $16.58          $15.10          $11.68         $10.05          $8.36
  Accumulation units outstanding
  at the end of period                     58,391          34,759          23,277          8,625           434

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(90)

  Accumulation unit value:
    Beginning of period                    $22.67          $20.63          $19.83         $17.14          $12.89
    End of period                          $23.98          $22.67          $20.63         $19.83          $17.14
  Accumulation units outstanding
  at the end of period                     5,881           2,345           2,678           1,780           272

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(90)

  Accumulation unit value:
    Beginning of period                    $16.56
    End of period                          $12.89
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $14.94          $14.76          $14.71         $14.45          $14.57
    End of period                          $15.57          $14.94          $14.76         $14.71          $14.45
  Accumulation units outstanding
  at the end of period                     26,001          15,734          10,732          7,754          3,421

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $13.54
    End of period                          $14.57
  Accumulation units outstanding
  at the end of period                     14,970


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.85          $8.84            N/A             N/A            N/A
    End of period                          $14.01          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,137          2,422            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(78)

  Accumulation unit value:
    Beginning of period                    $19.82          $17.65          $16.55         $13.54          $10.72
    End of period                          $18.92          $19.82          $17.65         $16.55          $13.54
  Accumulation units outstanding
  at the end of period                     26,204          24,387          37,263         25,856          25,599

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(78)

  Accumulation unit value:
    Beginning of period                    $13.28
    End of period                          $10.72
  Accumulation units outstanding
  at the end of period                     1,761


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(78)

  Accumulation unit value:
    Beginning of period                    $16.50          $14.41          $14.05         $12.42          $9.13
    End of period                          $15.07          $16.50          $14.41         $14.05          $12.42
  Accumulation units outstanding
  at the end of period                     18,802          19,791          17,902         21,328          18,628

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(78)

  Accumulation unit value:
    Beginning of period                    $11.91
    End of period                          $9.13
  Accumulation units outstanding
  at the end of period                     4,346

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,982            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.06          $11.62          $9.73          $7.02
    End of period                          $11.59          $12.17          $11.06         $11.62          $9.73
  Accumulation units outstanding
  at the end of period                    134,703         148,024         162,096         127,909         24,946

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(74)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.90          $10.92         $10.75          $10.65
    End of period                          $11.55          $11.07          $10.90         $10.92          $10.75
  Accumulation units outstanding
  at the end of period                     91,490          74,675         104,947         39,024          1,008

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(74)

  Accumulation unit value:
    Beginning of period                    $9.82
    End of period                          $10.65
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(673)

  Accumulation unit value:
    Beginning of period                    $5.83           $4.37           $4.42           $4.09           N/A
    End of period                          $5.96           $5.83           $4.37           $4.42           N/A
  Accumulation units outstanding
  at the end of period                     15,533          21,430          1,350           1,385           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(673)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.11          $10.56         $10.14           N/A
    End of period                          $10.15          $11.24          $10.11         $10.56           N/A
  Accumulation units outstanding
  at the end of period                     7,682           8,578           7,384           6,584           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(288)

  Accumulation unit value:
    Beginning of period                    $10.94          $8.62           $9.32           $9.24          $6.49
    End of period                          $10.83          $10.94          $8.62           $9.32          $9.24
  Accumulation units outstanding
  at the end of period                    153,316         211,857         207,428         136,843         27,347

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.00           N/A             N/A            N/A
    End of period                          $10.38          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,813          35,174           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(74)

  Accumulation unit value:
    Beginning of period                    $9.42           $8.22           $8.05           $7.38          $5.83
    End of period                          $9.58           $9.42           $8.22           $8.05          $7.38
  Accumulation units outstanding
  at the end of period                     18,201          19,635          15,628         24,839          4,436

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(74)

  Accumulation unit value:
    Beginning of period                    $7.87
    End of period                          $5.83
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $14.24          $12.24          $11.76         $10.58          $10.26
    End of period                          $11.53          $14.24          $12.24         $11.76          $10.58
  Accumulation units outstanding
  at the end of period                     13,003          17,783          5,316           2,174            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(316)

  Accumulation unit value:
    Beginning of period                    $16.96          $12.35          $11.43          $9.10          $6.39
    End of period                          $18.47          $16.96          $12.35         $11.43          $9.10
  Accumulation units outstanding
  at the end of period                    154,524         171,685         168,028         110,973         20,595

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.03          $10.46         $10.31          $10.02
    End of period                          $12.11          $11.49          $11.03         $10.46          $10.31
  Accumulation units outstanding
  at the end of period                     19,575          16,553          13,340          6,015            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(288)

  Accumulation unit value:
    Beginning of period                    $18.27          $14.84          $13.36         $11.41          $7.70
    End of period                          $19.76          $18.27          $14.84         $13.36          $11.41
  Accumulation units outstanding
  at the end of period                     80,631          88,952         122,943         55,634          3,089

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.82          $10.89          $9.84           N/A
    End of period                          $13.68          $13.76          $11.82         $10.89           N/A
  Accumulation units outstanding
  at the end of period                   1,009,103       1,034,457        625,298         38,061           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.82            N/A             N/A            N/A
    End of period                          $11.90          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,629          9,795            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.49          $10.82         $10.03           N/A
    End of period                          $12.57          $10.77          $10.49         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     11,332          8,977           9,900             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1310)

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,179            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $26.80          $22.63          $16.88         $12.92          $12.92
    End of period                          $35.54          $26.80          $22.63         $16.88          $12.92
  Accumulation units outstanding
  at the end of period                     36,194          41,559          36,878          6,995            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(316)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.01          $9.67           $8.38          $7.08
    End of period                          $13.74          $13.35          $13.01          $9.67          $8.38
  Accumulation units outstanding
  at the end of period                    148,329         175,809         205,358         140,019         24,260

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.67            N/A             N/A            N/A
    End of period                          $10.72          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(84)

  Accumulation unit value:
    Beginning of period                    $14.92          $13.87          $12.64         $11.13          $8.44
    End of period                          $15.71          $14.92          $13.87         $12.64          $11.13
  Accumulation units outstanding
  at the end of period                     83,308          91,354         116,427         85,669          7,479

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(84)

  Accumulation unit value:
    Beginning of period                    $10.76
    End of period                          $8.44
  Accumulation units outstanding
  at the end of period                      602


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(61)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.57          $10.33          $9.57          $7.64
    End of period                          $12.25          $11.92          $10.57         $10.33          $9.57
  Accumulation units outstanding
  at the end of period                    140,742         161,948         191,368         126,342         17,558

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(61)

  Accumulation unit value:
    Beginning of period                    $9.72
    End of period                          $7.64
  Accumulation units outstanding
  at the end of period                      645

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,302            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(316)

  Accumulation unit value:
    Beginning of period                    $20.48          $19.09          $17.88         $16.20          $11.55
    End of period                          $17.98          $20.48          $19.09         $17.88          $16.20
  Accumulation units outstanding
  at the end of period                     67,876          84,952          91,583         65,318          18,043

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(289)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.23          $12.95         $11.25          $7.49
    End of period                          $14.62          $15.24          $13.23         $12.95          $11.25
  Accumulation units outstanding
  at the end of period                     63,960          82,830         104,542         64,763          6,863

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(602)

  Accumulation unit value:
    Beginning of period                    $5.98           $5.58           $5.56           $5.33           N/A
    End of period                          $6.71           $5.98           $5.58           $5.56           N/A
  Accumulation units outstanding
  at the end of period                     17,678          17,929          7,862           2,834           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.53          $11.41         $10.30           N/A
    End of period                          $17.58          $15.01          $15.53         $11.41           N/A
  Accumulation units outstanding
  at the end of period                    162,453         149,486         108,013         13,867           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.91          $11.06          $9.88           N/A
    End of period                          $14.21          $13.09          $11.91         $11.06           N/A
  Accumulation units outstanding
  at the end of period                    107,618         114,046         120,702         14,076           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.37          $11.09          $9.59          $6.96
    End of period                          $14.77          $14.18          $12.37         $11.09          $9.59
  Accumulation units outstanding
  at the end of period                     42,189          36,577          28,329         18,509          5,958

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $9.19
    End of period                          $6.96
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(102)

  Accumulation unit value:
    Beginning of period                    $8.83           $8.59           $8.03           $7.86          $6.81
    End of period                          $9.52           $8.83           $8.59           $8.03          $7.86
  Accumulation units outstanding
  at the end of period                       -             12,606          4,339           3,740          1,127

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(102)

  Accumulation unit value:
    Beginning of period                    $8.63
    End of period                          $6.81
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,644            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.45          $13.41         $13.09          $12.75
    End of period                          $14.47          $13.64          $13.45         $13.41          $13.09
  Accumulation units outstanding
  at the end of period                    116,843          97,373          86,468         32,596          14,492

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $12.15
    End of period                          $12.75
  Accumulation units outstanding
  at the end of period                     11,669

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $22.65          $20.32          $19.06         $17.20          $13.79
    End of period                          $20.59          $22.65          $20.32         $19.06          $17.20
  Accumulation units outstanding
  at the end of period                     1,131            642            1,480            579            363

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $17.76
    End of period                          $13.79
  Accumulation units outstanding
  at the end of period                      365


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(57)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.72          $12.65
    End of period                           N/A             N/A             N/A           $15.15          $14.72
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            8,960

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $12.52
    End of period                          $12.65
  Accumulation units outstanding
  at the end of period                     3,873

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.52          $12.56         $12.22           N/A
    End of period                          $13.14          $13.56          $12.52         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     37,487          34,137          30,142         19,899           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(90)

  Accumulation unit value:
    Beginning of period                    $21.32          $19.24          $18.71         $17.39          $14.25
    End of period                          $19.72          $21.32          $19.24         $18.71          $17.39
  Accumulation units outstanding
  at the end of period                     2,124           1,830           1,823           1,603           687

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(90)

  Accumulation unit value:
    Beginning of period                    $17.76
    End of period                          $14.25
  Accumulation units outstanding
  at the end of period                      300

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(84)

  Accumulation unit value:
    Beginning of period                    $8.39           $8.10           $7.37           $6.34          $4.84
    End of period                          $8.16           $8.39           $8.10           $7.37          $6.34
  Accumulation units outstanding
  at the end of period                       -             6,762           7,339           7,010          3,061

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(84)

  Accumulation unit value:
    Beginning of period                    $6.80
    End of period                          $4.84
  Accumulation units outstanding
  at the end of period                      953


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(76)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17          $8.50
    End of period                           N/A             N/A             N/A           $10.31          $10.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,108

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(76)

  Accumulation unit value:
    Beginning of period                    $10.13
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(95)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.87          $7.69
    End of period                           N/A             N/A             N/A           $10.02          $9.87
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             830

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(95)

  Accumulation unit value:
    Beginning of period                    $10.06
    End of period                          $7.69
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.03          $9.65
    End of period                           N/A             N/A             N/A           $10.20          $10.03
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,553

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.71           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,751            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.16          $8.17
    End of period                           N/A             N/A             N/A           $10.34          $10.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            21,215

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.94          $7.73
    End of period                           N/A             N/A             N/A           $10.08          $9.94
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,646

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.95          $12.18         $11.03          $8.82
    End of period                          $15.69          $14.67          $12.95         $12.18          $11.03
  Accumulation units outstanding
  at the end of period                     47,524          70,310          66,039         77,982          5,609

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.47          $10.30         $10.11           N/A
    End of period                          $11.53          $11.07          $10.47         $10.30           N/A
  Accumulation units outstanding
  at the end of period                    124,156          94,696          72,421         26,560           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.06          $12.40         $11.35          $9.52
    End of period                          $15.57          $14.61          $13.06         $12.40          $11.35
  Accumulation units outstanding
  at the end of period                    171,045         161,373         183,753         180,140         83,666

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $11.28
    End of period                          $9.52
  Accumulation units outstanding
  at the end of period                     9,632

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.80          $10.49         $10.18           N/A
    End of period                          $12.33          $11.68          $10.80         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    144,391         131,474         118,168         32,981           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.63          $12.11         $11.27          $9.77
    End of period                          $14.79          $13.89          $12.63         $12.11          $11.27
  Accumulation units outstanding
  at the end of period                    307,367         327,219         384,237         210,059         97,614

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $10.56
    End of period                          $9.77
  Accumulation units outstanding
  at the end of period                     13,461

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1110)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.84            N/A             N/A            N/A
    End of period                          $11.55          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1110)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                    $10.54          $9.97            N/A             N/A            N/A
    End of period                          $11.04          $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,342             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(320)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.64          $8.56
    End of period                           N/A             N/A             N/A           $10.84          $10.64
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $24.99          $22.43          $21.73         $20.00          $16.78
    End of period                          $26.33          $24.99          $22.43         $21.73          $20.00
  Accumulation units outstanding
  at the end of period                     35,690          28,757          31,561         26,865          4,312

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $17.67
    End of period                          $16.78
  Accumulation units outstanding
  at the end of period                     2,622


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.62          $11.54         $11.68          $11.86
    End of period                          $12.22          $11.90          $11.62         $11.54          $11.68
  Accumulation units outstanding
  at the end of period                     50,802          25,036          18,594         12,977            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $11.96
    End of period                          $11.86
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                    $20.39          $17.20          $16.22         $14.42          $11.23
    End of period                          $21.55          $20.39          $17.20         $16.22          $14.42
  Accumulation units outstanding
  at the end of period                     28,417          21,963          9,455           7,899          3,388

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $28.21          $25.31          $24.34         $22.60          $17.66
    End of period                          $30.45          $28.21          $25.31         $24.34          $22.60
  Accumulation units outstanding
  at the end of period                     17,279          12,306          14,552          3,916          3,552

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $21.70
    End of period                          $17.66
  Accumulation units outstanding
  at the end of period                     1,507

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $36.99          $35.34          $31.60         $27.31          $20.10
    End of period                          $42.50          $36.99          $35.34         $31.60          $27.31
  Accumulation units outstanding
  at the end of period                     22,944          24,824          23,306         16,263          10,301

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $25.66
    End of period                          $20.10
  Accumulation units outstanding
  at the end of period                     2,421


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                    $15.74          $13.37          $12.85         $11.38          $8.94
    End of period                          $15.55          $15.74          $13.37         $12.85          $11.38
  Accumulation units outstanding
  at the end of period                     45,363          46,421          36,525         27,675          15,625

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                    $10.49
    End of period                          $8.94
  Accumulation units outstanding
  at the end of period                     2,036

Accumulation Unit Values
Contract with Endorsements - 2.02%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(81)

  Accumulation unit value:
    Beginning of period                    $16.55          $13.78          $12.70         $11.14          $8.84
    End of period                          $17.80          $16.55          $13.78         $12.70          $11.14
  Accumulation units outstanding
  at the end of period                     4,707            700             393             431            880

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(81)

  Accumulation unit value:
    Beginning of period                    $11.27
    End of period                          $8.84
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(81)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.53          $10.97         $10.17          $7.98
    End of period                          $13.82          $12.18          $11.53         $10.97          $10.17
  Accumulation units outstanding
  at the end of period                     12,418           463             467             474            931

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(81)

  Accumulation unit value:
    Beginning of period                    $10.53
    End of period                          $7.98
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                    $15.42          $12.47           N/A             N/A            N/A
    End of period                          $12.85          $15.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,549            324             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(594)

  Accumulation unit value:
    Beginning of period                    $13.95          $12.43          $11.70         $11.29           N/A
    End of period                          $15.22          $13.95          $12.43         $11.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(92)

  Accumulation unit value:
    Beginning of period                    $18.66          $18.14          $16.48         $16.01          $12.08
    End of period                          $20.23          $18.66          $18.14         $16.48          $16.01
  Accumulation units outstanding
  at the end of period                       -              385             385             385             -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(92)

  Accumulation unit value:
    Beginning of period                    $17.02
    End of period                          $12.08
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.52           $9.35           N/A
    End of period                           N/A             N/A            $8.64           $9.52           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              70             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(89)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.69          $9.90           $9.24          $8.29
    End of period                          $12.27          $11.60          $10.69          $9.90          $9.24
  Accumulation units outstanding
  at the end of period                     9,790           8,683           8,923           7,680            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(89)

  Accumulation unit value:
    Beginning of period                    $9.09
    End of period                          $8.29
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(637)

  Accumulation unit value:
    Beginning of period                    $24.25          $21.84          $21.86         $18.27           N/A
    End of period                          $28.67          $24.25          $21.84         $21.86           N/A
  Accumulation units outstanding
  at the end of period                     2,570           3,288           2,384           2,478           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(92)

  Accumulation unit value:
    Beginning of period                    $25.87          $25.24          $24.60         $22.48          $16.93
    End of period                          $27.82          $25.87          $25.24         $24.60          $22.48
  Accumulation units outstanding
  at the end of period                     2,210           2,597           1,697           6,313            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(92)

  Accumulation unit value:
    Beginning of period                    $21.85
    End of period                          $16.93
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(489)

  Accumulation unit value:
    Beginning of period                    $18.21          $16.54          $16.33         $15.84           N/A
    End of period                          $17.95          $18.21          $16.54         $16.33           N/A
  Accumulation units outstanding
  at the end of period                      222             257             297             340            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(489)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(53)

  Accumulation unit value:
    Beginning of period                    $21.98          $18.68          $18.59         $15.97          $11.64
    End of period                          $24.15          $21.98          $18.68         $18.59          $15.97
  Accumulation units outstanding
  at the end of period                     5,051           3,531           3,531           3,531            -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(53)

  Accumulation unit value:
    Beginning of period                    $15.11
    End of period                          $11.64
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,352            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.93            N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      635              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1054)

  Accumulation unit value:
    Beginning of period                    $12.56          $12.32           N/A             N/A            N/A
    End of period                          $11.55          $12.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1054)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(81)

  Accumulation unit value:
    Beginning of period                    $18.11          $17.65          $17.55         $16.75          $15.05
    End of period                          $18.99          $18.11          $17.65         $17.55          $16.75
  Accumulation units outstanding
  at the end of period                     3,603           3,815           3,249           2,089            -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(81)

  Accumulation unit value:
    Beginning of period                    $14.34
    End of period                          $15.05
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(857)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $10.60           N/A            N/A
    End of period                          $12.84          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,087           2,087           1,861            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(857)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.45          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      701            1,166            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(491)

  Accumulation unit value:
    Beginning of period                    $15.08          $11.66          $10.03          $8.60           N/A
    End of period                          $16.54          $15.08          $11.66         $10.03           N/A
  Accumulation units outstanding
  at the end of period                     4,112           8,176           6,972          11,127           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(491)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                    $22.61          $20.59          $19.79         $17.58           N/A
    End of period                          $23.92          $22.61          $20.59         $19.79           N/A
  Accumulation units outstanding
  at the end of period                     3,317           3,317           3,317           3,318           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(81)

  Accumulation unit value:
    Beginning of period                    $14.90          $14.73          $14.68         $14.42          $14.55
    End of period                          $15.53          $14.90          $14.73         $14.68          $14.42
  Accumulation units outstanding
  at the end of period                     1,234            931             931            1,308           415

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(81)

  Accumulation unit value:
    Beginning of period                    $13.18
    End of period                          $14.55
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                    $10.84          $8.71            N/A             N/A            N/A
    End of period                          $14.01          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,988           1,420            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(81)

  Accumulation unit value:
    Beginning of period                    $19.79          $17.62          $16.53         $13.52          $10.71
    End of period                          $18.88          $19.79          $17.62         $16.53          $13.52
  Accumulation units outstanding
  at the end of period                     6,934           5,235           5,283           5,912           706

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(81)

  Accumulation unit value:
    Beginning of period                    $13.06
    End of period                          $10.71
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(87)

  Accumulation unit value:
    Beginning of period                    $16.47          $14.39          $14.03         $12.41          $9.12
    End of period                          $15.04          $16.47          $14.39         $14.03          $12.41
  Accumulation units outstanding
  at the end of period                      789            1,479           3,550           5,359          1,107

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(87)

  Accumulation unit value:
    Beginning of period                    $11.73
    End of period                          $9.12
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(407)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.04          $11.61          $9.72          $8.30
    End of period                          $11.57          $12.15          $11.04         $11.61          $9.72
  Accumulation units outstanding
  at the end of period                     23,843          29,882          32,080         30,682          1,053

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(407)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(81)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.89          $10.91         $10.74          $10.65
    End of period                          $11.54          $11.06          $10.89         $10.91          $10.74
  Accumulation units outstanding
  at the end of period                     16,000          16,876          18,205         17,302            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(81)

  Accumulation unit value:
    Beginning of period                    $9.80
    End of period                          $10.65
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(674)

  Accumulation unit value:
    Beginning of period                    $5.82           $4.37           $4.41           $4.15           N/A
    End of period                          $5.95           $5.82           $4.37           $4.41           N/A
  Accumulation units outstanding
  at the end of period                      587             588             589             299            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(583)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.09          $10.55          $9.32           N/A
    End of period                          $10.13          $11.22          $10.09         $10.55           N/A
  Accumulation units outstanding
  at the end of period                       -              783            1,215           1,271           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(321)

  Accumulation unit value:
    Beginning of period                    $10.93          $8.61           $9.31           $9.23          $7.23
    End of period                          $10.82          $10.93          $8.61           $9.31          $9.23
  Accumulation units outstanding
  at the end of period                     26,763          32,335          36,178         34,622           711

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1011)

  Accumulation unit value:
    Beginning of period                    $11.76          $9.87            N/A             N/A            N/A
    End of period                          $10.37          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              381             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1011)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(321)

  Accumulation unit value:
    Beginning of period                    $9.40           $8.21           $8.04           $7.37          $6.16
    End of period                          $9.56           $9.40           $8.21           $8.04          $7.37
  Accumulation units outstanding
  at the end of period                     3,181           4,305           4,618           5,609          3,178

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(583)

  Accumulation unit value:
    Beginning of period                    $14.21          $12.22          $11.75         $10.31           N/A
    End of period                          $11.51          $14.21          $12.22         $11.75           N/A
  Accumulation units outstanding
  at the end of period                      670             340             391             677            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(546)

  Accumulation unit value:
    Beginning of period                    $16.94          $12.33          $11.42          $9.67           N/A
    End of period                          $18.44          $16.94          $12.33         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     22,821          28,638          33,398         30,481           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(583)

  Accumulation unit value:
    Beginning of period                    $11.47          $11.02          $10.44         $10.30           N/A
    End of period                          $12.09          $11.47          $11.02         $10.44           N/A
  Accumulation units outstanding
  at the end of period                     1,591            850            1,395            954            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(81)

  Accumulation unit value:
    Beginning of period                    $18.25          $14.83          $13.35         $11.40          $8.47
    End of period                          $19.74          $18.25          $14.83         $13.35          $11.40
  Accumulation units outstanding
  at the end of period                     10,568          10,560          9,952          10,476           877

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(81)

  Accumulation unit value:
    Beginning of period                    $10.28
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(802)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.81          $10.98           N/A            N/A
    End of period                          $13.67          $13.76          $11.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,035          23,442          23,141           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(802)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.69          $8.90            N/A             N/A            N/A
    End of period                          $11.90          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      561              69             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(987)

  Accumulation unit value:
    Beginning of period                    $10.77          $11.09           N/A             N/A            N/A
    End of period                          $12.57          $10.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(987)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(576)

  Accumulation unit value:
    Beginning of period                    $26.76          $22.60          $16.86         $13.59           N/A
    End of period                          $35.47          $26.76          $22.60         $16.86           N/A
  Accumulation units outstanding
  at the end of period                     5,652           6,123           7,072           5,904           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(576)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(435)

  Accumulation unit value:
    Beginning of period                    $13.32          $12.99          $9.66           $8.37          $7.76
    End of period                          $13.71          $13.32          $12.99          $9.66          $8.37
  Accumulation units outstanding
  at the end of period                     24,239          28,888          32,135         32,804            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(81)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.86          $12.63         $11.13          $8.44
    End of period                          $15.69          $14.90          $13.86         $12.63          $11.13
  Accumulation units outstanding
  at the end of period                     13,389          14,045          14,007         13,861          2,018

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(81)

  Accumulation unit value:
    Beginning of period                    $10.49
    End of period                          $8.44
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(593)

  Accumulation unit value:
    Beginning of period                    $11.91          $10.56          $10.32          $9.61           N/A
    End of period                          $12.24          $11.91          $10.56         $10.32           N/A
  Accumulation units outstanding
  at the end of period                     16,916          18,922          18,826         18,687           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(467)

  Accumulation unit value:
    Beginning of period                    $20.45          $19.06          $17.86         $16.18          $16.41
    End of period                          $17.95          $20.45          $19.06         $17.86          $16.18
  Accumulation units outstanding
  at the end of period                     11,324          12,569          14,082         14,314           238

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(467)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(81)

  Accumulation unit value:
    Beginning of period                    $15.22          $13.22          $12.94         $11.25          $7.87
    End of period                          $14.60          $15.22          $13.22         $12.94          $11.25
  Accumulation units outstanding
  at the end of period                     12,646          14,958          14,881         14,725          1,134

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(81)

  Accumulation unit value:
    Beginning of period                    $10.27
    End of period                          $7.87
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(598)

  Accumulation unit value:
    Beginning of period                    $5.97           $5.57           $5.55           $5.34           N/A
    End of period                          $6.70           $5.97           $5.57           $5.55           N/A
  Accumulation units outstanding
  at the end of period                     3,844           5,038           5,038           1,070           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(812)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.53          $11.58           N/A            N/A
    End of period                          $17.57          $15.01          $15.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,281           2,708           3,448            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(818)

  Accumulation unit value:
    Beginning of period                    $13.08          $11.90          $10.37           N/A            N/A
    End of period                          $14.20          $13.08          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,171           16,388          16,387           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(818)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(82)

  Accumulation unit value:
    Beginning of period                    $14.16          $12.35          $11.08          $9.59          $6.96
    End of period                          $14.75          $14.16          $12.35         $11.08          $9.59
  Accumulation units outstanding
  at the end of period                     2,914           3,003           3,158           5,045          1,379

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(82)

  Accumulation unit value:
    Beginning of period                    $9.13
    End of period                          $6.96
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1085)

  Accumulation unit value:
    Beginning of period                    $8.82           $8.23            N/A             N/A            N/A
    End of period                          $9.52           $8.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      434             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(81)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.42          $13.39         $13.08          $12.74
    End of period                          $14.44          $13.61          $13.42         $13.39          $13.08
  Accumulation units outstanding
  at the end of period                     7,186           4,958           3,763           3,107            -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(81)

  Accumulation unit value:
    Beginning of period                    $11.96
    End of period                          $12.74
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(1054)

  Accumulation unit value:
    Beginning of period                    $22.60          $21.33           N/A             N/A            N/A
    End of period                          $20.54          $22.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(1054)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(53)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.69          $12.63
    End of period                           N/A             N/A             N/A           $15.12          $14.69
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             631

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(53)

  Accumulation unit value:
    Beginning of period                    $12.53
    End of period                          $12.63
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.54          $12.50          $12.54         $12.21           N/A
    End of period                          $13.12          $13.54          $12.50         $12.54           N/A
  Accumulation units outstanding
  at the end of period                     1,348           2,828           3,917           3,876           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(81)

  Accumulation unit value:
    Beginning of period                    $21.27          $19.20          $18.68         $17.36          $14.23
    End of period                          $19.67          $21.27          $19.20         $18.68          $17.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(81)

  Accumulation unit value:
    Beginning of period                    $18.01
    End of period                          $14.23
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(80)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.16          $8.49
    End of period                           N/A             N/A             N/A           $10.31          $10.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,265

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(80)

  Accumulation unit value:
    Beginning of period                    $10.03
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(617)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19           N/A
    End of period                           N/A             N/A             N/A           $10.33           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(617)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(664)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.98           N/A
    End of period                           N/A             N/A             N/A           $10.07           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(664)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(628)

  Accumulation unit value:
    Beginning of period                    $14.64          $12.93          $12.16         $10.75           N/A
    End of period                          $15.66          $14.64          $12.93         $12.16           N/A
  Accumulation units outstanding
  at the end of period                     4,380           4,571           4,381           4,394           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1085)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.53           N/A             N/A            N/A
    End of period                          $11.53          $11.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $14.59          $13.04          $12.38         $11.34          $9.51
    End of period                          $15.54          $14.59          $13.04         $12.38          $11.34
  Accumulation units outstanding
  at the end of period                     74,874          79,906          75,781         66,207          2,658

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $10.80
    End of period                          $9.51
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(995)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.92           N/A             N/A            N/A
    End of period                          $12.33          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(995)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.61          $12.09         $11.26          $10.80
    End of period                          $14.76          $13.86          $12.61         $12.09          $11.26
  Accumulation units outstanding
  at the end of period                    162,141         150,567         132,849         119,581         2,041

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.54          $9.97            N/A             N/A            N/A
    End of period                          $11.04          $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(407)

  Accumulation unit value:
    Beginning of period                    $24.94          $22.39          $21.69         $19.96          $18.46
    End of period                          $26.27          $24.94          $22.39         $21.69          $19.96
  Accumulation units outstanding
  at the end of period                     1,784           1,476           1,559           1,611          1,121

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(407)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(76)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.58          $11.51         $11.65          $11.83
    End of period                          $12.18          $11.86          $11.58         $11.51          $11.65
  Accumulation units outstanding
  at the end of period                     5,694           5,892           5,035           6,040           508

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(76)

  Accumulation unit value:
    Beginning of period                    $11.93
    End of period                          $11.83
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(446)

  Accumulation unit value:
    Beginning of period                    $20.37          $17.19          $16.22         $14.42          $13.60
    End of period                          $21.53          $20.37          $17.19         $16.22          $14.42
  Accumulation units outstanding
  at the end of period                     1,701           1,643           1,477           1,545          1,050

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $28.14          $25.26          $24.29         $22.56          $20.48
    End of period                          $30.37          $28.14          $25.26         $24.29          $22.56
  Accumulation units outstanding
  at the end of period                     3,240           2,452           2,639           2,843           667

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $36.91          $35.26          $31.53         $27.26          $20.07
    End of period                          $42.39          $36.91          $35.26         $31.53          $27.26
  Accumulation units outstanding
  at the end of period                     4,953           5,669           4,197           5,607           613

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $24.79
    End of period                          $20.07
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(81)

  Accumulation unit value:
    Beginning of period                    $15.71          $13.36          $12.84         $11.37          $8.94
    End of period                          $15.53          $15.71          $13.36         $12.84          $11.37
  Accumulation units outstanding
  at the end of period                     13,112          8,383           7,513          16,170          2,022

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(81)

  Accumulation unit value:
    Beginning of period                    $11.27
    End of period                          $8.94
  Accumulation units outstanding
  at the end of period                       -

Accumulation Unit Values
Contract with Endorsements - 2.03%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1113)

  Accumulation unit value:
    Beginning of period                    $15.43          $13.06           N/A             N/A            N/A
    End of period                          $12.85          $15.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       91            2,942            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1113)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.64           N/A             N/A             N/A            N/A
    End of period                          $13.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,538            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(820)

  Accumulation unit value:
    Beginning of period                    $18.09          $17.63          $17.41           N/A            N/A
    End of period                          $18.96          $18.09          $17.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                      248             243             241             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(820)

  Accumulation unit value:
    Beginning of period                    $14.88          $14.71          $14.75           N/A            N/A
    End of period                          $15.51          $14.88          $14.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                      303             293             289             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(820)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.03          $10.81           N/A            N/A
    End of period                          $11.55          $12.13          $11.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              193             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.89          $10.91           N/A            N/A
    End of period                          $11.53          $11.06          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                      184             178             195             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1218)

  Accumulation unit value:
    Beginning of period                    $5.82           $5.74            N/A             N/A            N/A
    End of period                          $5.95           $5.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,770            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1218)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(820)

  Accumulation unit value:
    Beginning of period                    $10.92          $8.60           $8.82            N/A            N/A
    End of period                          $10.81          $10.92          $8.60            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              249             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1119)

  Accumulation unit value:
    Beginning of period                    $14.20          $12.66           N/A             N/A            N/A
    End of period                          $11.50          $14.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      102              98             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(820)

  Accumulation unit value:
    Beginning of period                    $16.92          $12.32          $11.00           N/A            N/A
    End of period                          $18.42          $16.92          $12.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                      733             734             178             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(1119)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.93           N/A             N/A            N/A
    End of period                          $12.08          $11.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       75              77             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(781)

  Accumulation unit value:
    Beginning of period                    $18.24          $14.82          $13.71           N/A            N/A
    End of period                          $19.73          $18.24          $14.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       90             104            1,099            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(991)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.13           N/A             N/A            N/A
    End of period                          $13.67          $13.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,983           4,056            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(991)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(781)

  Accumulation unit value:
    Beginning of period                    $26.73          $22.58          $20.61           N/A            N/A
    End of period                          $35.44          $26.73          $22.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                      802             817            1,690            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(820)

  Accumulation unit value:
    Beginning of period                    $13.31          $12.98          $10.04           N/A            N/A
    End of period                          $13.70          $13.31          $12.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,101            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(781)

  Accumulation unit value:
    Beginning of period                    $14.89          $13.85          $12.96           N/A            N/A
    End of period                          $15.68          $14.89          $13.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                      112             125            2,422            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.55          $10.42           N/A            N/A
    End of period                          $12.23          $11.90          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                      142             155             204             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(820)

  Accumulation unit value:
    Beginning of period                    $20.43          $19.04          $16.02           N/A            N/A
    End of period                          $17.93          $20.43          $19.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              116             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(781)

  Accumulation unit value:
    Beginning of period                    $15.21          $13.22          $12.76           N/A            N/A
    End of period                          $14.59          $15.21          $13.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,338           1,347           2,186            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(820)

  Accumulation unit value:
    Beginning of period                    $15.00          $15.52          $11.80           N/A            N/A
    End of period                          $17.56          $15.00          $15.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       75              94             940             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(820)

  Accumulation unit value:
    Beginning of period                    $13.60          $13.41          $13.45           N/A            N/A
    End of period                          $14.43          $13.60          $13.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                      312             304             317             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(820)

  Accumulation unit value:
    Beginning of period                    $13.52          $12.48          $12.06           N/A            N/A
    End of period                          $13.10          $13.52          $12.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                      170             167             341             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(991)

  Accumulation unit value:
    Beginning of period                    $14.57          $13.48           N/A             N/A            N/A
    End of period                          $15.52          $14.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      201             216             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(991)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(342)

  Accumulation unit value:
    Beginning of period                    $16.50          $13.74          $12.67         $11.11          $9.45
    End of period                          $17.75          $16.50          $13.74         $12.67          $11.11
  Accumulation units outstanding
  at the end of period                     11,784          5,985           5,033           1,527          1,527

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(298)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.51          $10.96         $10.17          $8.01
    End of period                          $13.80          $12.17          $11.51         $10.96          $10.17
  Accumulation units outstanding
  at the end of period                     22,900          9,941           11,747         11,041          7,819

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.30          $7.66
    End of period                           N/A             N/A             N/A            $9.08          $9.30
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,388

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(904)

  Accumulation unit value:
    Beginning of period                    $15.42          $11.54          $11.13           N/A            N/A
    End of period                          $12.84          $15.42          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,034          6,774           1,683            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(299)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.42          $11.69         $11.16          $7.92
    End of period                          $15.20          $13.93          $12.42         $11.69          $11.16
  Accumulation units outstanding
  at the end of period                     2,498           3,223           3,505           5,328          5,114

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(299)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(348)

  Accumulation unit value:
    Beginning of period                    $18.61          $18.10          $16.44         $15.98          $14.08
    End of period                          $20.18          $18.61          $18.10         $16.44          $15.98
  Accumulation units outstanding
  at the end of period                       -             2,610           4,301           2,404          2,359

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(294)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.50           $9.12          $7.49
    End of period                           N/A             N/A            $8.62           $9.50          $9.12
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             2,519          5,771

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(298)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.67          $9.89           $9.23          $8.17
    End of period                          $12.25          $11.58          $10.67          $9.89          $9.23
  Accumulation units outstanding
  at the end of period                     15,504          7,294           14,243         12,036          7,977

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(820)

  Accumulation unit value:
    Beginning of period                    $24.18          $21.78          $19.40           N/A            N/A
    End of period                          $28.58          $24.18          $21.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,299           1,217           1,305            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(309)

  Accumulation unit value:
    Beginning of period                    $25.80          $25.17          $24.54         $22.43          $17.46
    End of period                          $27.73          $25.80          $25.17         $24.54          $22.43
  Accumulation units outstanding
  at the end of period                     1,982           2,735           4,603           2,245          1,045

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,725           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $10.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      263             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $18.17          $16.50          $16.29         $15.64          $12.33
    End of period                          $17.90          $18.17          $16.50         $16.29          $15.64
  Accumulation units outstanding
  at the end of period                     4,036           4,086           3,542            962            801

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(406)

  Accumulation unit value:
    Beginning of period                    $21.93          $18.63          $18.55         $15.94          $15.56
    End of period                          $24.08          $21.93          $18.63         $18.55          $15.94
  Accumulation units outstanding
  at the end of period                     6,028           2,718           2,820           1,089            -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(406)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,922            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.91            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      746             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.85            N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,241           362             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,409            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.88          $10.69           N/A            N/A
    End of period                          $11.54          $12.55          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,690           3,579           2,475            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(298)

  Accumulation unit value:
    Beginning of period                    $18.06          $17.60          $17.51         $16.71          $15.54
    End of period                          $18.93          $18.06          $17.60         $17.51          $16.71
  Accumulation units outstanding
  at the end of period                     27,733          24,518          18,829          6,207          1,276

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.24          $10.76           N/A            N/A
    End of period                          $12.83          $12.74          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,140           5,331           5,703            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1083)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.01           N/A             N/A            N/A
    End of period                          $10.44          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,525           4,843            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1083)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(566)

  Accumulation unit value:
    Beginning of period                    $15.04          $11.63          $10.01          $8.89           N/A
    End of period                          $16.50          $15.04          $11.63         $10.01           N/A
  Accumulation units outstanding
  at the end of period                     26,587          21,609          16,940          3,389           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(566)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $22.55          $20.54          $19.74         $17.08          $13.04
    End of period                          $23.85          $22.55          $20.54         $19.74          $17.08
  Accumulation units outstanding
  at the end of period                     2,905           2,610           2,794           2,575          2,392

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $14.86          $14.69          $14.64         $14.39          $14.52
    End of period                          $15.48          $14.86          $14.69         $14.64          $14.39
  Accumulation units outstanding
  at the end of period                     11,998          11,968          10,078          4,909          3,974

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.98            N/A             N/A            N/A
    End of period                          $14.00          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,952          5,200            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(298)

  Accumulation unit value:
    Beginning of period                    $19.74          $17.59          $16.50         $13.50          $10.27
    End of period                          $18.84          $19.74          $17.59         $16.50          $13.50
  Accumulation units outstanding
  at the end of period                     12,676          10,726          12,818         10,405          9,152

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(316)

  Accumulation unit value:
    Beginning of period                    $16.43          $14.36          $14.00         $12.39          $9.11
    End of period                          $15.00          $16.43          $14.36         $14.00          $12.39
  Accumulation units outstanding
  at the end of period                     4,989           5,529           10,237          7,187          5,155

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(303)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.03          $11.59          $9.71          $6.98
    End of period                          $11.54          $12.12          $11.03         $11.59          $9.71
  Accumulation units outstanding
  at the end of period                    101,075         113,058         122,802         81,191          57,024

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(309)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.88          $10.90         $10.74          $10.67
    End of period                          $11.52          $11.05          $10.88         $10.90          $10.74
  Accumulation units outstanding
  at the end of period                     34,127          36,784          33,544         16,926          17,605

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(795)

  Accumulation unit value:
    Beginning of period                    $5.81           $4.36           $4.12            N/A            N/A
    End of period                          $5.94           $5.81           $4.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,284           1,284           1,695            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(752)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.07          $10.06           N/A            N/A
    End of period                          $10.11          $11.20          $10.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              461             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(752)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(294)

  Accumulation unit value:
    Beginning of period                    $10.91          $8.59           $9.30           $9.22          $6.75
    End of period                          $10.79          $10.91          $8.59           $9.30          $9.22
  Accumulation units outstanding
  at the end of period                    109,967         119,094         123,421         98,111          80,710

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.04           N/A             N/A            N/A
    End of period                          $10.37          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     81,706          9,896            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(296)

  Accumulation unit value:
    Beginning of period                    $9.39           $8.20           $8.03           $7.36          $5.76
    End of period                          $9.54           $9.39           $8.20           $8.03          $7.36
  Accumulation units outstanding
  at the end of period                     15,228          29,591          23,734         13,075          11,688

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(900)

  Accumulation unit value:
    Beginning of period                    $14.19          $12.20          $11.31           N/A            N/A
    End of period                          $11.48          $14.19          $12.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,443           1,019           1,183            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                    $16.90          $12.31          $11.40          $9.09          $6.32
    End of period                          $18.40          $16.90          $12.31         $11.40          $9.09
  Accumulation units outstanding
  at the end of period                     98,351         108,053         116,774         65,763          49,662

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $11.45          $11.00          $10.43         $10.16           N/A
    End of period                          $12.07          $11.45          $11.00         $10.43           N/A
  Accumulation units outstanding
  at the end of period                     2,372           2,409           3,293            74             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(294)

  Accumulation unit value:
    Beginning of period                    $18.23          $14.81          $13.34         $11.40          $7.92
    End of period                          $19.71          $18.23          $14.81         $13.34          $11.40
  Accumulation units outstanding
  at the end of period                     32,049          51,199          53,056         33,798          32,049

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                    $13.75          $11.81          $10.89          $9.87           N/A
    End of period                          $13.66          $13.75          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    468,197         376,461         266,515         20,012           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.42            N/A             N/A            N/A
    End of period                          $11.89          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,464           425             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.49          $10.82         $10.47           N/A
    End of period                          $12.56          $10.77          $10.49         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     10,245          6,037           10,207          1,886           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      387             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(567)

  Accumulation unit value:
    Beginning of period                    $26.71          $22.56          $16.84         $14.17           N/A
    End of period                          $35.39          $26.71          $22.56         $16.84           N/A
  Accumulation units outstanding
  at the end of period                     20,780          6,806           8,253           4,980           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(567)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(303)

  Accumulation unit value:
    Beginning of period                    $13.30          $12.97          $9.64           $8.37          $7.12
    End of period                          $13.69          $13.30          $12.97          $9.64          $8.37
  Accumulation units outstanding
  at the end of period                     91,311         102,222         115,130         72,877          55,789

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.60            N/A             N/A            N/A
    End of period                          $10.71          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,855           7,060            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(294)

  Accumulation unit value:
    Beginning of period                    $14.88          $13.85          $12.62         $11.12          $8.03
    End of period                          $15.67          $14.88          $13.85         $12.62          $11.12
  Accumulation units outstanding
  at the end of period                     37,467          58,720          54,890         36,650          30,979

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(309)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.55          $10.31          $9.56          $7.71
    End of period                          $12.22          $11.89          $10.55         $10.31          $9.56
  Accumulation units outstanding
  at the end of period                     57,021          64,617          62,665         57,881          48,300

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,633           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(303)

  Accumulation unit value:
    Beginning of period                    $20.41          $19.03          $17.83         $16.17          $11.32
    End of period                          $17.91          $20.41          $19.03         $17.83          $16.17
  Accumulation units outstanding
  at the end of period                     56,483          64,127          59,977         38,388          30,280

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(294)

  Accumulation unit value:
    Beginning of period                    $15.20          $13.21          $12.93         $11.24          $7.52
    End of period                          $14.58          $15.20          $13.21         $12.93          $11.24
  Accumulation units outstanding
  at the end of period                     33,370          45,315          42,539         31,465          28,642

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(765)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.56           $5.22            N/A            N/A
    End of period                          $6.69           $5.96           $5.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,222           2,241           4,369            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(709)

  Accumulation unit value:
    Beginning of period                    $15.00          $15.52          $11.41         $10.59           N/A
    End of period                          $17.56          $15.00          $15.52         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     52,700          64,722          47,707          9,543           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                    $13.08          $11.90          $11.06         $10.49           N/A
    End of period                          $14.19          $13.08          $11.90         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     24,221          27,818          25,776          8,259           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.34          $11.07          $9.58          $6.51
    End of period                          $14.73          $14.14          $12.34         $11.07          $9.58
  Accumulation units outstanding
  at the end of period                     16,141          11,333          17,773         10,185          2,684

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(294)

  Accumulation unit value:
    Beginning of period                    $8.81           $8.57           $8.01           $7.85          $6.80
    End of period                          $9.50           $8.81           $8.57           $8.01          $7.85
  Accumulation units outstanding
  at the end of period                       -             4,424           5,842          10,732          9,432

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,009            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $13.58          $13.40          $13.37         $13.06          $12.87
    End of period                          $14.40          $13.58          $13.40         $13.37          $13.06
  Accumulation units outstanding
  at the end of period                     38,742          39,034          29,395         18,650          18,371

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(299)

  Accumulation unit value:
    Beginning of period                    $22.54          $20.22          $18.98         $17.13          $13.24
    End of period                          $20.51          $22.54          $20.22         $18.98          $17.13
  Accumulation units outstanding
  at the end of period                       -               11              -             5,319          6,165

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(299)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(294)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.66          $13.07
    End of period                           N/A             N/A             N/A           $15.09          $14.66
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            12,087

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.51          $12.47          $12.52         $12.19           N/A
    End of period                          $13.09          $13.51          $12.47         $12.52           N/A
  Accumulation units outstanding
  at the end of period                     20,580          23,110          22,237         15,268           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $21.21          $19.15          $18.63         $17.33          $13.33
    End of period                          $19.61          $21.21          $19.15         $18.63          $17.33
  Accumulation units outstanding
  at the end of period                      903             512             737             908            823

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(445)

  Accumulation unit value:
    Beginning of period                    $8.37           $8.08           $7.35           $6.33          $6.26
    End of period                          $8.14           $8.37           $8.08           $7.35          $6.33
  Accumulation units outstanding
  at the end of period                       -             5,942           5,972           6,256          3,020

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(445)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.16          $8.51
    End of period                           N/A             N/A             N/A           $10.30          $10.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,716

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $10.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,649            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $10.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      789             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(326)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91          $8.30
    End of period                           N/A             N/A             N/A           $10.05          $9.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            20,426

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $14.61          $12.90          $12.14         $11.00          $9.48
    End of period                          $15.63          $14.61          $12.90         $12.14          $11.00
  Accumulation units outstanding
  at the end of period                     12,877          12,816          12,824         26,916          11,998

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(733)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.47          $10.30         $10.27           N/A
    End of period                          $11.52          $11.06          $10.47         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     18,586          16,520          15,087           153            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(326)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.01          $12.36         $11.33          $10.00
    End of period                          $15.50          $14.55          $13.01         $12.36          $11.33
  Accumulation units outstanding
  at the end of period                     60,379          62,713          45,587         38,108          21,395

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(679)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.79          $10.49          $9.96           N/A
    End of period                          $12.32          $11.67          $10.79         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     42,000          55,612          52,280         28,175           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $13.83          $12.58          $12.07         $11.24          $9.66
    End of period                          $14.72          $13.83          $12.58         $12.07          $11.24
  Accumulation units outstanding
  at the end of period                     88,117          91,072          80,072         33,374          24,982

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1143)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.06           N/A             N/A            N/A
    End of period                          $11.54          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,079             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1117)

  Accumulation unit value:
    Beginning of period                    $10.53          $9.84            N/A             N/A            N/A
    End of period                          $11.03          $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1117)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(399)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.61          $9.56
    End of period                           N/A             N/A             N/A           $10.81          $10.61
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             895

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(399)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(298)

  Accumulation unit value:
    Beginning of period                    $24.86          $22.33          $21.64         $19.92          $16.20
    End of period                          $26.18          $24.86          $22.33         $21.64          $19.92
  Accumulation units outstanding
  at the end of period                     12,061          8,703           7,369           5,850          1,894

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(294)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.57          $11.50         $11.64          $11.79
    End of period                          $12.16          $11.85          $11.57         $11.50          $11.64
  Accumulation units outstanding
  at the end of period                     21,458          31,326          29,125          8,337          6,678

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(403)

  Accumulation unit value:
    Beginning of period                    $20.35          $17.18          $16.21         $14.41          $13.07
    End of period                          $21.50          $20.35          $17.18         $16.21          $14.41
  Accumulation units outstanding
  at the end of period                     11,296          15,401          11,210          4,908          1,921

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(403)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(298)

  Accumulation unit value:
    Beginning of period                    $28.06          $25.19          $24.23         $22.51          $17.20
    End of period                          $30.27          $28.06          $25.19         $24.23          $22.51
  Accumulation units outstanding
  at the end of period                     12,294          7,353           8,830           4,352          1,340

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(313)

  Accumulation unit value:
    Beginning of period                    $36.80          $35.17          $31.46         $27.20          $20.80
    End of period                          $42.26          $36.80          $35.17         $31.46          $27.20
  Accumulation units outstanding
  at the end of period                     9,688           5,704           6,162           3,936          3,882

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(294)

  Accumulation unit value:
    Beginning of period                    $15.69          $13.34          $12.83         $11.36          $8.40
    End of period                          $15.50          $15.69          $13.34         $12.83          $11.36
  Accumulation units outstanding
  at the end of period                     27,418          22,119          25,217         15,448          9,604

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(336)

  Accumulation unit value:
    Beginning of period                    $16.49          $13.73          $12.66         $11.11          $9.15
    End of period                          $17.74          $16.49          $13.73         $12.66          $11.11
  Accumulation units outstanding
  at the end of period                     28,034          17,213          17,006         12,809          6,152

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.51          $10.96         $10.17          $8.36
    End of period                          $13.79          $12.16          $11.51         $10.96          $10.17
  Accumulation units outstanding
  at the end of period                     59,698          49,877          51,027         48,918          11,809

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(436)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.30          $8.88
    End of period                           N/A             N/A             N/A            $9.08          $9.30
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,863

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                    $15.42          $11.54          $10.26           N/A            N/A
    End of period                          $12.84          $15.42          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,632          23,056          6,783            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(386)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.41          $11.69         $11.16          $9.53
    End of period                          $15.19          $13.92          $12.41         $11.69          $11.16
  Accumulation units outstanding
  at the end of period                     13,625          20,791          21,426         20,383          14,712

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(405)

  Accumulation unit value:
    Beginning of period                    $18.60          $18.09          $16.44         $15.97          $15.01
    End of period                          $20.16          $18.60          $18.09         $16.44          $15.97
  Accumulation units outstanding
  at the end of period                       -             8,855           13,100          7,941          2,826

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(394)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.50           $9.12          $8.52
    End of period                           N/A             N/A            $8.62           $9.50          $9.12
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            14,405          4,429

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(394)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(307)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.67          $9.89           $9.23          $8.25
    End of period                          $12.24          $11.58          $10.67          $9.89          $9.23
  Accumulation units outstanding
  at the end of period                     42,815          36,466          36,602         35,210          6,603

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(644)

  Accumulation unit value:
    Beginning of period                    $24.16          $21.77          $21.80         $18.49           N/A
    End of period                          $28.56          $24.16          $21.77         $21.80           N/A
  Accumulation units outstanding
  at the end of period                     3,321           1,779           2,517            996            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(644)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(336)

  Accumulation unit value:
    Beginning of period                    $25.78          $25.15          $24.53         $22.42          $19.04
    End of period                          $27.71          $25.78          $25.15         $24.53          $22.42
  Accumulation units outstanding
  at the end of period                     5,865           6,278           7,530          43,449          7,903

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $13.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,633           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $10.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      739             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(302)

  Accumulation unit value:
    Beginning of period                    $18.16          $16.50          $16.29         $15.63          $12.71
    End of period                          $17.89          $18.16          $16.50         $16.29          $15.63
  Accumulation units outstanding
  at the end of period                     17,371          21,199          25,657         26,221          9,050

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(359)

  Accumulation unit value:
    Beginning of period                    $21.92          $18.63          $18.55         $15.93          $13.19
    End of period                          $24.07          $21.92          $18.63         $18.55          $15.93
  Accumulation units outstanding
  at the end of period                     21,272          17,423          17,819         17,793          7,192

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,091           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,433            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.00           N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,480          5,239            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,791            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.88          $10.43           N/A            N/A
    End of period                          $11.54          $12.55          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,010           4,915           5,109            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(385)

  Accumulation unit value:
    Beginning of period                    $18.04          $17.59          $17.50         $16.71          $15.90
    End of period                          $18.92          $18.04          $17.59         $17.50          $16.71
  Accumulation units outstanding
  at the end of period                     51,499          48,860          49,671         40,551          8,828

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.24          $10.15           N/A            N/A
    End of period                          $12.83          $12.74          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,893           12,695          4,188            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.44          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,481           7,845            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(420)

  Accumulation unit value:
    Beginning of period                    $15.04          $11.63          $10.01          $8.34          $7.14
    End of period                          $16.49          $15.04          $11.63         $10.01          $8.34
  Accumulation units outstanding
  at the end of period                     63,947         114,383         110,049         125,519         6,869

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $22.53          $20.53          $19.73         $17.07          $14.84
    End of period                          $23.83          $22.53          $20.53         $19.73          $17.07
  Accumulation units outstanding
  at the end of period                     9,398           6,264           5,178           3,823          1,005

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(394)

  Accumulation unit value:
    Beginning of period                    $14.85          $14.68          $14.64         $14.39          $14.12
    End of period                          $15.47          $14.85          $14.68         $14.64          $14.39
  Accumulation units outstanding
  at the end of period                     46,874          47,972          44,751         37,681          13,262

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(394)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.00           N/A             N/A            N/A
    End of period                          $14.00          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,435          3,364            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(302)

  Accumulation unit value:
    Beginning of period                    $19.73          $17.58          $16.49         $13.49          $10.46
    End of period                          $18.82          $19.73          $17.58         $16.49          $13.49
  Accumulation units outstanding
  at the end of period                     49,866          56,521          59,026         54,788          9,405

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(293)

  Accumulation unit value:
    Beginning of period                    $16.42          $14.35          $14.00         $12.38          $8.82
    End of period                          $14.99          $16.42          $14.35         $14.00          $12.38
  Accumulation units outstanding
  at the end of period                     31,914          39,202          55,410         54,544          5,228

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,535            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(293)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.02          $11.59          $9.70          $7.12
    End of period                          $11.54          $12.12          $11.02         $11.59          $9.70
  Accumulation units outstanding
  at the end of period                    382,574         455,994         485,702         371,020         86,154

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(356)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.88          $10.90         $10.74          $10.93
    End of period                          $11.52          $11.05          $10.88         $10.90          $10.74
  Accumulation units outstanding
  at the end of period                    111,880         106,847         111,471         82,028          16,272

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(513)

  Accumulation unit value:
    Beginning of period                    $5.81           $4.36           $4.41           $4.14           N/A
    End of period                          $5.94           $5.81           $4.36           $4.41           N/A
  Accumulation units outstanding
  at the end of period                     11,548          9,670           3,247           6,922           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(513)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.07          $10.53          $9.92           N/A
    End of period                          $10.10          $11.19          $10.07         $10.53           N/A
  Accumulation units outstanding
  at the end of period                     2,991           3,354           2,985           2,288           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(293)

  Accumulation unit value:
    Beginning of period                    $10.90          $8.59           $9.29           $9.22          $7.02
    End of period                          $10.79          $10.90          $8.59           $9.29          $9.22
  Accumulation units outstanding
  at the end of period                    403,130         519,722         561,474         416,193         86,351

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.08           N/A             N/A            N/A
    End of period                          $10.37          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,461          18,188           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(302)

  Accumulation unit value:
    Beginning of period                    $9.37           $8.19           $8.02           $7.35          $5.81
    End of period                          $9.53           $9.37           $8.19           $8.02          $7.35
  Accumulation units outstanding
  at the end of period                     36,631          35,671          36,994         36,280          6,737

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.20          $11.73         $11.01           N/A
    End of period                          $11.48          $14.18          $12.20         $11.73           N/A
  Accumulation units outstanding
  at the end of period                     6,580           9,660           8,281          11,500           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(369)

  Accumulation unit value:
    Beginning of period                    $16.91          $12.32          $11.41          $9.09          $7.87
    End of period                          $18.41          $16.91          $12.32         $11.41          $9.09
  Accumulation units outstanding
  at the end of period                    369,164         485,985         531,134         363,072         83,825

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(369)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(507)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.99          $10.43         $10.69           N/A
    End of period                          $12.06          $11.45          $10.99         $10.43           N/A
  Accumulation units outstanding
  at the end of period                     13,984          14,855          19,417         29,914           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(369)

  Accumulation unit value:
    Beginning of period                    $18.26          $14.84          $13.37         $11.42          $9.36
    End of period                          $19.74          $18.26          $14.84         $13.37          $11.42
  Accumulation units outstanding
  at the end of period                    110,360         115,926         125,351         88,817          22,997

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(369)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.75          $11.81          $10.89          $9.76           N/A
    End of period                          $13.66          $13.75          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    309,503         346,936         244,283         17,438           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.04           N/A             N/A            N/A
    End of period                          $11.89          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,266           197             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.49          $10.82         $10.12           N/A
    End of period                          $12.56          $10.77          $10.49         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     53,859          50,931          44,303           530            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $26.70          $22.56          $16.83         $13.32           N/A
    End of period                          $35.38          $26.70          $22.56         $16.83           N/A
  Accumulation units outstanding
  at the end of period                     25,907          30,218          31,817         15,094           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(293)

  Accumulation unit value:
    Beginning of period                    $13.30          $12.97          $9.64           $8.36          $7.02
    End of period                          $13.68          $13.30          $12.97          $9.64          $8.36
  Accumulation units outstanding
  at the end of period                    347,775         437,611         496,136         414,523        104,748

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.30            N/A             N/A            N/A
    End of period                          $10.71          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(356)

  Accumulation unit value:
    Beginning of period                    $14.88          $13.84          $12.62         $11.12          $9.33
    End of period                          $15.66          $14.88          $13.84         $12.62          $11.12
  Accumulation units outstanding
  at the end of period                    121,295         130,531         130,728         97,550          14,695

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(356)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.55          $10.31          $9.56          $8.43
    End of period                          $12.22          $11.89          $10.55         $10.31          $9.56
  Accumulation units outstanding
  at the end of period                    224,838         252,010         256,804         207,347         32,670

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      886             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(369)

  Accumulation unit value:
    Beginning of period                    $20.43          $19.05          $17.85         $16.18          $13.57
    End of period                          $17.92          $20.43          $19.05         $17.85          $16.18
  Accumulation units outstanding
  at the end of period                    221,351         267,171         286,042         211,391         49,151

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(369)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(293)

  Accumulation unit value:
    Beginning of period                    $15.20          $13.21          $12.93         $11.24          $7.70
    End of period                          $14.58          $15.20          $13.21         $12.93          $11.24
  Accumulation units outstanding
  at the end of period                    119,206         125,863         128,223         95,771          19,723

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.56           $5.54           $5.79           N/A
    End of period                          $6.68           $5.96           $5.56           $5.54           N/A
  Accumulation units outstanding
  at the end of period                     20,993          13,373          18,780         40,708           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(685)

  Accumulation unit value:
    Beginning of period                    $15.00          $15.52          $11.41          $9.62           N/A
    End of period                          $17.55          $15.00          $15.52         $11.41           N/A
  Accumulation units outstanding
  at the end of period                    163,462         172,681         160,443          9,824           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $13.08          $11.90          $11.06          $9.77           N/A
    End of period                          $14.19          $13.08          $11.90         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     43,123         155,323         137,923          5,695           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(349)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.34          $11.07          $9.58          $7.86
    End of period                          $14.72          $14.14          $12.34         $11.07          $9.58
  Accumulation units outstanding
  at the end of period                     46,261          65,515          61,553         67,111          22,050

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(336)

  Accumulation unit value:
    Beginning of period                    $8.81           $8.57           $8.01           $7.85          $7.28
    End of period                          $9.49           $8.81           $8.57           $8.01          $7.85
  Accumulation units outstanding
  at the end of period                       -             19,590          17,662         17,496          8,419

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,762            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(302)

  Accumulation unit value:
    Beginning of period                    $13.58          $13.39          $13.36         $13.06          $12.89
    End of period                          $14.40          $13.58          $13.39         $13.36          $13.06
  Accumulation units outstanding
  at the end of period                    111,162         130,534         115,995         99,545          22,170

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(293)

  Accumulation unit value:
    Beginning of period                    $22.52          $20.21          $18.97         $17.13          $13.77
    End of period                          $20.46          $22.52          $20.21         $18.97          $17.13
  Accumulation units outstanding
  at the end of period                     1,672           1,550           1,563           2,589          1,840

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(408)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.66          $13.91
    End of period                           N/A             N/A             N/A           $15.08          $14.66
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            14,253

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(408)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.50          $12.47          $12.51         $12.18           N/A
    End of period                          $13.08          $13.50          $12.47         $12.51           N/A
  Accumulation units outstanding
  at the end of period                     62,354          73,643          67,788         75,211           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(386)

  Accumulation unit value:
    Beginning of period                    $21.20          $19.14          $18.62         $17.32          $15.45
    End of period                          $19.60          $21.20          $19.14         $18.62          $17.32
  Accumulation units outstanding
  at the end of period                     9,920           10,020          10,400         11,612          5,205

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(385)

  Accumulation unit value:
    Beginning of period                    $8.37           $8.08           $7.35           $6.33          $5.50
    End of period                          $8.13           $8.37           $8.08           $7.35          $6.33
  Accumulation units outstanding
  at the end of period                       -             18,281          20,016         15,777          6,900

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.16          $8.51
    End of period                           N/A             N/A             N/A           $10.30          $10.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            17,552

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.07           N/A
    End of period                           N/A             N/A             N/A           $10.01           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(471)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.02          $9.63
    End of period                           N/A             N/A             N/A           $10.19          $10.02
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            45,444

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(471)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(302)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13          $7.82
    End of period                           N/A             N/A             N/A           $10.31          $10.13
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            27,925

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(293)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91          $7.81
    End of period                           N/A             N/A             N/A           $10.05          $9.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            45,537

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(405)

  Accumulation unit value:
    Beginning of period                    $14.60          $12.90          $12.14         $11.00          $10.30
    End of period                          $15.62          $14.60          $12.90         $12.14          $11.00
  Accumulation units outstanding
  at the end of period                    219,942         286,781         347,603         391,537         54,331

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.47          $10.30          $9.96           N/A
    End of period                          $11.52          $11.07          $10.47         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     18,960          17,330          3,161           2,808           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(307)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.01          $12.36         $11.32          $9.36
    End of period                          $15.49          $14.55          $13.01         $12.36          $11.32
  Accumulation units outstanding
  at the end of period                    599,802         642,851         719,624         712,536        152,494

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(676)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.79          $10.49         $10.00           N/A
    End of period                          $12.31          $11.67          $10.79         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     56,961          52,380          41,446         16,012           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(365)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.60          $12.08         $11.25          $10.58
    End of period                          $14.73          $13.84          $12.60         $12.08          $11.25
  Accumulation units outstanding
  at the end of period                    397,564         382,060         414,294         345,178        102,216

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(365)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.73           N/A             N/A             N/A            N/A
    End of period                          $11.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,580            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.61          $8.53
    End of period                           N/A             N/A             N/A           $10.81          $10.61
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,078

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                    $24.85          $22.32          $21.63         $19.91          $18.18
    End of period                          $26.17          $24.85          $22.32         $21.63          $19.91
  Accumulation units outstanding
  at the end of period                     36,008          45,000          48,049         45,812          11,375

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(420)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.56          $11.49         $11.64          $11.69
    End of period                          $12.15          $11.84          $11.56         $11.49          $11.64
  Accumulation units outstanding
  at the end of period                     83,128          55,261          62,979         44,722          7,714

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(386)

  Accumulation unit value:
    Beginning of period                    $20.35          $17.17          $16.21         $14.41          $12.41
    End of period                          $21.49          $20.35          $17.17         $16.21          $14.41
  Accumulation units outstanding
  at the end of period                     28,515          36,283          37,106         29,589          3,925

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $28.05          $25.18          $24.22         $22.50          $18.10
    End of period                          $30.25          $28.05          $25.18         $24.22          $22.50
  Accumulation units outstanding
  at the end of period                     36,450          28,131          31,215         21,832          8,622

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $36.78          $35.15          $31.44         $27.19          $20.19
    End of period                          $42.23          $36.78          $35.15         $31.44          $27.19
  Accumulation units outstanding
  at the end of period                     28,406          41,066          34,099         41,129          12,471

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(414)

  Accumulation unit value:
    Beginning of period                    $15.68          $13.34          $12.82         $11.36          $10.37
    End of period                          $15.49          $15.68          $13.34         $12.82          $11.36
  Accumulation units outstanding
  at the end of period                     98,210          95,462         104,348         151,803         20,592

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(414)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.055%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1177)

  Accumulation unit value:
    Beginning of period                    $16.48          $15.56           N/A             N/A            N/A
    End of period                          $17.72          $16.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1177)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.85           N/A             N/A            N/A
    End of period                          $13.79          $12.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(816)

  Accumulation unit value:
    Beginning of period                    $18.03          $17.58          $17.39           N/A            N/A
    End of period                          $18.90          $18.03          $17.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                      346             346             346             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(816)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1177)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.21           N/A             N/A            N/A
    End of period                          $12.83          $12.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(816)

  Accumulation unit value:
    Beginning of period                    $14.84          $14.67          $14.68           N/A            N/A
    End of period                          $15.46          $14.84          $14.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                      410             410             410             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(816)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1177)

  Accumulation unit value:
    Beginning of period                    $16.42          $15.61           N/A             N/A            N/A
    End of period                          $14.99          $16.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(816)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.02          $10.74           N/A            N/A
    End of period                          $11.53          $12.11          $11.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                      673             673             673             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(816)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(816)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.88          $10.88           N/A            N/A
    End of period                          $11.51          $11.04          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      553             553             553             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(816)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(816)

  Accumulation unit value:
    Beginning of period                    $10.89          $8.58           $8.68            N/A            N/A
    End of period                          $10.78          $10.89          $8.58            N/A            N/A
  Accumulation units outstanding
  at the end of period                      833             833             833             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(816)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(816)

  Accumulation unit value:
    Beginning of period                    $16.89          $12.30          $10.97           N/A            N/A
    End of period                          $18.38          $16.89          $12.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                      659             659             659             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(816)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(816)

  Accumulation unit value:
    Beginning of period                    $13.29          $12.96          $10.08           N/A            N/A
    End of period                          $13.67          $13.29          $12.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                      717             717             717             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(816)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(816)

  Accumulation unit value:
    Beginning of period                    $20.39          $19.01          $16.10           N/A            N/A
    End of period                          $17.89          $20.39          $19.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                      449             449             449             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(816)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(816)

  Accumulation unit value:
    Beginning of period                    $13.49          $12.46          $12.13           N/A            N/A
    End of period                          $13.06          $13.49          $12.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                      496             496             496             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(816)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1177)

  Accumulation unit value:
    Beginning of period                    $28.03          $26.65           N/A             N/A            N/A
    End of period                          $30.23          $28.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.06%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $16.47          $13.72          $12.65         $11.10          $8.14
    End of period                          $17.71          $16.47          $13.72         $12.65          $11.10
  Accumulation units outstanding
  at the end of period                    126,436         111,795          54,355         50,017          19,015

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(284)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.51          $10.95         $10.17          $7.59
    End of period                          $13.79          $12.16          $11.51         $10.95          $10.17
  Accumulation units outstanding
  at the end of period                    213,882         200,926         168,484         130,999         54,757

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(302)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.37          $7.59
    End of period                           N/A             N/A             N/A            $9.14          $9.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,683

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(826)

  Accumulation unit value:
    Beginning of period                    $15.42          $11.54          $10.20           N/A            N/A
    End of period                          $12.84          $15.42          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                    180,673         266,532          51,364           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(826)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(281)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.41          $11.68         $11.16          $7.61
    End of period                          $15.18          $13.92          $12.41         $11.68          $11.16
  Accumulation units outstanding
  at the end of period                    135,732         106,653          91,390         76,706          42,639

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(281)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(283)

  Accumulation unit value:
    Beginning of period                    $18.58          $18.07          $16.42         $15.96          $11.57
    End of period                          $20.14          $18.58          $18.07         $16.42          $15.96
  Accumulation units outstanding
  at the end of period                       -             56,310          32,152         35,957          33,877

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(293)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.49           $9.12          $7.77
    End of period                           N/A             N/A            $8.61           $9.49          $9.12
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             9,146          3,794

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(279)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.66          $9.89           $9.22          $8.10
    End of period                          $12.24          $11.57          $10.66          $9.89          $9.22
  Accumulation units outstanding
  at the end of period                    257,498         200,155         133,924         109,669        155,620

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(657)

  Accumulation unit value:
    Beginning of period                    $24.14          $21.74          $21.78         $19.05           N/A
    End of period                          $28.52          $24.14          $21.74         $21.78           N/A
  Accumulation units outstanding
  at the end of period                     49,359          9,383           1,154           2,445           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(657)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,810            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(306)

  Accumulation unit value:
    Beginning of period                    $25.75          $25.13          $24.50         $22.40          $17.10
    End of period                          $27.67          $25.75          $25.13         $24.50          $22.40
  Accumulation units outstanding
  at the end of period                     64,497          32,757          12,865         14,886          16,812

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    331,169           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $10.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,142           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(289)

  Accumulation unit value:
    Beginning of period                    $18.14          $16.48          $16.27         $15.62          $12.51
    End of period                          $17.87          $18.14          $16.48         $16.27          $15.62
  Accumulation units outstanding
  at the end of period                     59,756          64,016          68,142         63,923          43,919

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(281)

  Accumulation unit value:
    Beginning of period                    $21.89          $18.61          $18.53         $15.92          $10.29
    End of period                          $24.04          $21.89          $18.61         $18.53          $15.92
  Accumulation units outstanding
  at the end of period                     88,548          71,629          56,014         66,339          30,757

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(281)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    811,892           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,533           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.02           N/A             N/A            N/A
    End of period                          $10.80          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    219,502          92,165           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,495           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.88          $10.61           N/A            N/A
    End of period                          $11.54          $12.55          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     89,923          99,906          32,749           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(289)

  Accumulation unit value:
    Beginning of period                    $18.02          $17.57          $17.48         $16.69          $15.41
    End of period                          $18.89          $18.02          $17.57         $17.48          $16.69
  Accumulation units outstanding
  at the end of period                    206,141         162,765         115,421         84,017          26,557

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.24          $10.15           N/A            N/A
    End of period                          $12.83          $12.74          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,956         118,636          41,446           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.44          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    116,838          78,377           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(293)

  Accumulation unit value:
    Beginning of period                    $15.02          $11.62          $10.00          $8.33          $5.78
    End of period                          $16.48          $15.02          $11.62         $10.00          $8.33
  Accumulation units outstanding
  at the end of period                    458,383         400,154         209,981         155,420         30,027

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(387)

  Accumulation unit value:
    Beginning of period                    $22.51          $20.50          $19.71         $17.06          $14.95
    End of period                          $23.80          $22.51          $20.50         $19.71          $17.06
  Accumulation units outstanding
  at the end of period                     59,202          14,615          5,461           2,288          2,117

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(387)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(279)

  Accumulation unit value:
    Beginning of period                    $14.83          $14.66          $14.62         $14.37          $14.68
    End of period                          $15.46          $14.83          $14.66         $14.62          $14.37
  Accumulation units outstanding
  at the end of period                    138,585         114,221         102,547         68,559          48,232

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.13           N/A             N/A            N/A
    End of period                          $14.00          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    305,970          60,539           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(279)

  Accumulation unit value:
    Beginning of period                    $19.72          $17.57          $16.48         $13.49          $10.19
    End of period                          $18.81          $19.72          $17.57         $16.48          $13.49
  Accumulation units outstanding
  at the end of period                    181,393         175,395         142,334         113,701         56,467

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(283)

  Accumulation unit value:
    Beginning of period                    $16.41          $14.34          $13.99         $12.38          $8.51
    End of period                          $14.98          $16.41          $14.34         $13.99          $12.38
  Accumulation units outstanding
  at the end of period                    140,797         173,198         150,375         132,313         43,596

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,841           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(268)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.01          $11.58          $9.70          $6.75
    End of period                          $11.53          $12.11          $11.01         $11.58          $9.70
  Accumulation units outstanding
  at the end of period                   1,426,398       1,287,778       1,078,363        981,180        397,436

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(268)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(269)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.87          $10.90         $10.74          $10.66
    End of period                          $11.51          $11.04          $10.87         $10.90          $10.74
  Accumulation units outstanding
  at the end of period                    417,312         459,909         405,337         317,614        131,891

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(269)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(485)

  Accumulation unit value:
    Beginning of period                    $5.81           $4.36           $4.40           $3.82          $3.80
    End of period                          $5.93           $5.81           $4.36           $4.40          $3.82
  Accumulation units outstanding
  at the end of period                    171,590         167,303          78,120         140,210          137

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(485)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.07          $10.53          $9.76          $9.75
    End of period                          $10.10          $11.19          $10.07         $10.53          $9.76
  Accumulation units outstanding
  at the end of period                     36,076          24,573          17,435         24,810            27

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(268)

  Accumulation unit value:
    Beginning of period                    $10.89          $8.58           $9.29           $9.22          $6.65
    End of period                          $10.78          $10.89          $8.58           $9.29          $9.22
  Accumulation units outstanding
  at the end of period                   1,865,486       1,793,751       1,434,323       1,217,080       534,837

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(268)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.06           N/A             N/A            N/A
    End of period                          $10.36          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    759,856         547,376           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(279)

  Accumulation unit value:
    Beginning of period                    $9.38           $8.19           $8.02           $7.36          $5.52
    End of period                          $9.53           $9.38           $8.19           $8.02          $7.36
  Accumulation units outstanding
  at the end of period                    108,422          63,149          43,606         66,907          39,384

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $14.17          $12.19          $11.73         $10.55          $10.34
    End of period                          $11.47          $14.17          $12.19         $11.73          $10.55
  Accumulation units outstanding
  at the end of period                     73,184          59,617          41,412         58,020           757

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(268)

  Accumulation unit value:
    Beginning of period                    $16.88          $12.30          $11.40          $9.08          $6.33
    End of period                          $18.38          $16.88          $12.30         $11.40          $9.08
  Accumulation units outstanding
  at the end of period                   1,635,721       1,576,771       1,172,609        936,408        368,577

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(268)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.99          $10.42         $10.28          $10.09
    End of period                          $12.05          $11.44          $10.99         $10.42          $10.28
  Accumulation units outstanding
  at the end of period                    143,500         130,834         132,685         119,368          929

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,105            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(269)

  Accumulation unit value:
    Beginning of period                    $18.21          $14.80          $13.34         $11.39          $8.04
    End of period                          $19.69          $18.21          $14.80         $13.34          $11.39
  Accumulation units outstanding
  at the end of period                    539,177         580,285         442,236         330,036        122,165

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(269)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                    $13.74          $11.81          $10.89          $9.92           N/A
    End of period                          $13.66          $13.74          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                   5,867,195       5,445,920       1,925,381        137,804          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.04           N/A             N/A            N/A
    End of period                          $11.89          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    383,685         163,645           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(695)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.49          $10.82         $10.21           N/A
    End of period                          $12.55          $10.76          $10.49         $10.82           N/A
  Accumulation units outstanding
  at the end of period                    246,378         181,574          80,121         13,570           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1307)

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    114,948           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(485)

  Accumulation unit value:
    Beginning of period                    $26.68          $22.55          $16.82         $12.88          $12.95
    End of period                          $35.35          $26.68          $22.55         $16.82          $12.88
  Accumulation units outstanding
  at the end of period                    261,419         247,634         196,459         87,442            40

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(268)

  Accumulation unit value:
    Beginning of period                    $13.29          $12.96          $9.64           $8.36          $6.65
    End of period                          $13.67          $13.29          $12.96          $9.64          $8.36
  Accumulation units outstanding
  at the end of period                   1,615,594       1,460,498       1,245,593       1,063,204       534,919

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(268)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.58            N/A             N/A            N/A
    End of period                          $10.71          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,726          45,104           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(269)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.84          $12.61         $11.12          $7.81
    End of period                          $15.65          $14.87          $13.84         $12.61          $11.12
  Accumulation units outstanding
  at the end of period                    511,659         555,150         502,534         427,257        194,555

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(269)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(269)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.54          $10.31          $9.56          $7.25
    End of period                          $12.21          $11.88          $10.54         $10.31          $9.56
  Accumulation units outstanding
  at the end of period                   1,056,359       1,151,624        947,921         761,797        372,550

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(269)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    107,413           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(268)

  Accumulation unit value:
    Beginning of period                    $20.39          $19.01          $17.82         $16.15          $10.20
    End of period                          $17.89          $20.39          $19.01         $17.82          $16.15
  Accumulation units outstanding
  at the end of period                    889,630         776,426         649,310         533,237        229,487

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(268)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(269)

  Accumulation unit value:
    Beginning of period                    $15.19          $13.20          $12.93         $11.24          $7.35
    End of period                          $14.57          $15.19          $13.20         $12.93          $11.24
  Accumulation units outstanding
  at the end of period                    412,431         522,968         472,981         404,112        194,768

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(269)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(485)

  Accumulation unit value:
    Beginning of period                    $5.95           $5.56           $5.54           $5.59          $5.60
    End of period                          $6.68           $5.95           $5.56           $5.54          $5.59
  Accumulation units outstanding
  at the end of period                    186,817         128,202         161,138         164,408          139

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(677)

  Accumulation unit value:
    Beginning of period                    $14.99          $15.52          $11.41         $10.02           N/A
    End of period                          $17.55          $14.99          $15.52         $11.41           N/A
  Accumulation units outstanding
  at the end of period                   1,447,154       1,502,397        620,859         82,118           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                    $13.07          $11.90          $11.06          $9.95           N/A
    End of period                          $14.18          $13.07          $11.90         $11.06           N/A
  Accumulation units outstanding
  at the end of period                    451,618         470,122         306,292         135,001          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(283)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.33          $11.07          $9.58          $6.32
    End of period                          $14.71          $14.13          $12.33         $11.07          $9.58
  Accumulation units outstanding
  at the end of period                    245,337         226,588         143,244         129,803         60,866

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(289)

  Accumulation unit value:
    Beginning of period                    $8.80           $8.56           $8.01           $7.84          $6.90
    End of period                          $9.49           $8.80           $8.56           $8.01          $7.84
  Accumulation units outstanding
  at the end of period                       -             44,746          40,312         34,780          13,223

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     80,055           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(281)

  Accumulation unit value:
    Beginning of period                    $13.57          $13.38          $13.35         $13.05          $12.96
    End of period                          $14.38          $13.57          $13.38         $13.35          $13.05
  Accumulation units outstanding
  at the end of period                    751,843         664,358         476,340         297,656        150,453

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(281)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(350)

  Accumulation unit value:
    Beginning of period                    $22.50          $20.19          $18.95         $17.11          $15.56
    End of period                          $20.44          $22.50          $20.19         $18.95          $17.11
  Accumulation units outstanding
  at the end of period                     10,648          7,894           2,662           4,478          3,951

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(289)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.64          $12.99
    End of period                           N/A             N/A             N/A           $15.07          $14.64
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            75,494

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.49          $12.46          $12.51         $12.17           N/A
    End of period                          $13.07          $13.49          $12.46         $12.51           N/A
  Accumulation units outstanding
  at the end of period                    470,480         475,958         357,326         680,730          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $21.17          $19.12          $18.61         $17.30          $13.18
    End of period                          $19.57          $21.17          $19.12         $18.61          $17.30
  Accumulation units outstanding
  at the end of period                     64,046          62,478          54,898         52,838          32,436

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(279)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.07           $7.35           $6.32          $4.65
    End of period                          $8.13           $8.36           $8.07           $7.35          $6.32
  Accumulation units outstanding
  at the end of period                       -             64,735          41,390         45,666          27,830

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1453)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,471           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1453)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,145           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(320)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.15          $8.71
    End of period                           N/A             N/A             N/A           $10.29          $10.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            42,579

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(392)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.86          $8.83
    End of period                           N/A             N/A             N/A           $10.01          $9.86
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            14,006

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(392)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(359)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.02          $8.86
    End of period                           N/A             N/A             N/A           $10.19          $10.02
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            19,738

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $10.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,842            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,129            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.86            N/A             N/A             N/A            N/A
    End of period                          $10.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,847           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(268)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13          $7.33
    End of period                           N/A             N/A             N/A           $10.30          $10.13
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            70,918

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(268)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(289)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.90          $7.53
    End of period                           N/A             N/A             N/A           $10.04          $9.90
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           111,824

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,991            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(278)

  Accumulation unit value:
    Beginning of period                    $14.59          $12.89          $12.13         $10.99          $8.50
    End of period                          $15.60          $14.59          $12.89         $12.13          $10.99
  Accumulation units outstanding
  at the end of period                    986,086        1,017,390        962,023        1,004,055       142,161

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(682)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.48          $10.32          $9.97           N/A
    End of period                          $11.53          $11.07          $10.48         $10.32           N/A
  Accumulation units outstanding
  at the end of period                    354,531         190,653         100,101         37,823           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(277)

  Accumulation unit value:
    Beginning of period                    $14.54          $13.00          $12.35         $11.32          $9.16
    End of period                          $15.48          $14.54          $13.00         $12.35          $11.32
  Accumulation units outstanding
  at the end of period                   1,474,427       1,434,937       1,325,309       1,315,143       550,709

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(277)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.79          $10.49          $9.87           N/A
    End of period                          $12.31          $11.67          $10.79         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    531,194         351,018         163,757         82,507           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(275)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.57          $12.06         $11.23          $9.48
    End of period                          $14.70          $13.81          $12.57         $12.06          $11.23
  Accumulation units outstanding
  at the end of period                   1,420,842       1,255,000        998,332         681,397        257,024

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(275)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1098)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.72            N/A             N/A            N/A
    End of period                          $11.54          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,749          1,719            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.31           N/A             N/A             N/A            N/A
    End of period                          $11.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,626           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1155)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.25           N/A             N/A            N/A
    End of period                          $11.84          $10.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,007            244             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1155)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1056)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.05           N/A             N/A            N/A
    End of period                          $11.03          $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,008          6,161            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1056)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,203            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(393)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.60          $9.58
    End of period                           N/A             N/A             N/A           $10.80          $10.60
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            85,150

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(393)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(284)

  Accumulation unit value:
    Beginning of period                    $24.82          $22.29          $21.61         $19.89          $15.77
    End of period                          $26.13          $24.82          $22.29         $21.61          $19.89
  Accumulation units outstanding
  at the end of period                    251,228         223,509         198,248         203,410         75,488

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(274)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.55          $11.48         $11.63          $11.79
    End of period                          $12.14          $11.83          $11.55         $11.48          $11.63
  Accumulation units outstanding
  at the end of period                    834,192         613,718         594,960         140,976        101,889

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(293)

  Accumulation unit value:
    Beginning of period                    $20.34          $17.17          $16.20         $14.41          $10.80
    End of period                          $21.48          $20.34          $17.17         $16.20          $14.41
  Accumulation units outstanding
  at the end of period                    147,903         226,965          80,741         83,044          20,479

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $28.01          $25.15          $24.20         $22.48          $17.35
    End of period                          $30.22          $28.01          $25.15         $24.20          $22.48
  Accumulation units outstanding
  at the end of period                    236,259         150,387         120,219         100,210         26,084

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(283)

  Accumulation unit value:
    Beginning of period                    $36.74          $35.11          $31.41         $27.17          $18.82
    End of period                          $42.18          $36.74          $35.11         $31.41          $27.17
  Accumulation units outstanding
  at the end of period                    138,873         120,197          94,663         64,393          32,109

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(282)

  Accumulation unit value:
    Beginning of period                    $15.67          $13.33          $12.82         $11.36          $8.06
    End of period                          $15.48          $15.67          $13.33         $12.82          $11.36
  Accumulation units outstanding
  at the end of period                    298,864         302,938         215,294         252,047         93,957

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.07%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(854)

  Accumulation unit value:
    Beginning of period                    $16.45          $13.70          $12.33           N/A            N/A
    End of period                          $17.69          $16.45          $13.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,785          2,456           2,304            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.50          $10.95         $10.17           N/A
    End of period                          $13.78          $12.15          $11.50         $10.95           N/A
  Accumulation units outstanding
  at the end of period                     3,479           3,747           2,832            552            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(285)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.30          $6.98
    End of period                           N/A             N/A             N/A            $9.08          $9.30
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             620

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(285)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(952)

  Accumulation unit value:
    Beginning of period                    $15.42          $11.54          $11.13           N/A            N/A
    End of period                          $12.83          $15.42          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,544           1,646            473             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(952)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(285)

  Accumulation unit value:
    Beginning of period                    $13.91          $12.40          $11.68         $11.16          $7.40
    End of period                          $15.18          $13.91          $12.40         $11.68          $11.16
  Accumulation units outstanding
  at the end of period                       48             242             272             292            292

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(285)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(351)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.66          $9.88           $9.22          $8.88
    End of period                          $12.23          $11.56          $10.66          $9.88          $9.22
  Accumulation units outstanding
  at the end of period                     22,347          23,366          24,090          1,136          1,207

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(854)

  Accumulation unit value:
    Beginning of period                    $25.72          $25.10          $24.13           N/A            N/A
    End of period                          $27.64          $25.72          $25.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                      827             875             853             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $13.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,743           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.78           N/A             N/A             N/A            N/A
    End of period                          $10.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      928             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(854)

  Accumulation unit value:
    Beginning of period                    $21.87          $18.59          $17.93           N/A            N/A
    End of period                          $24.01          $21.87          $18.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                      617             622             685             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,352            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $11.26           N/A             N/A             N/A            N/A
    End of period                          $10.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,824            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(952)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.88          $10.77           N/A            N/A
    End of period                          $11.53          $12.54          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      790             476             476             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(952)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(724)

  Accumulation unit value:
    Beginning of period                    $18.00          $17.55          $17.46         $17.41           N/A
    End of period                          $18.87          $18.00          $17.55         $17.46           N/A
  Accumulation units outstanding
  at the end of period                     4,116           4,302           4,409            837            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(974)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.23          $11.35           N/A            N/A
    End of period                          $12.82          $12.74          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(974)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,846           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(974)

  Accumulation unit value:
    Beginning of period                    $15.01          $11.61          $11.61           N/A            N/A
    End of period                          $16.46          $15.01          $11.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,140           872              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(974)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(713)

  Accumulation unit value:
    Beginning of period                    $22.48          $20.48          $19.69         $19.02           N/A
    End of period                          $23.77          $22.48          $20.48         $19.69           N/A
  Accumulation units outstanding
  at the end of period                      547             545             545             545            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(854)

  Accumulation unit value:
    Beginning of period                    $14.81          $14.65          $14.82           N/A            N/A
    End of period                          $15.43          $14.81          $14.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,737           1,074            910             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.49           N/A             N/A             N/A            N/A
    End of period                          $13.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,826           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(910)

  Accumulation unit value:
    Beginning of period                    $19.70          $17.55          $17.42           N/A            N/A
    End of period                          $18.79          $19.70          $17.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,245            954             866             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(910)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(713)

  Accumulation unit value:
    Beginning of period                    $16.39          $14.33          $13.98         $13.66           N/A
    End of period                          $14.96          $16.39          $14.33         $13.98           N/A
  Accumulation units outstanding
  at the end of period                     1,633           1,043            780             756            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(398)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.01          $11.58          $9.70          $8.25
    End of period                          $11.52          $12.10          $11.01         $11.58          $9.70
  Accumulation units outstanding
  at the end of period                     41,772          30,051          24,146          8,223          1,178

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.87          $10.90         $10.81           N/A
    End of period                          $11.50          $11.04          $10.87         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     26,225          11,570          11,476         10,850           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(854)

  Accumulation unit value:
    Beginning of period                    $5.80           $4.35           $4.29            N/A            N/A
    End of period                          $5.93           $5.80           $4.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,892           1,897           1,932            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(398)

  Accumulation unit value:
    Beginning of period                    $10.89          $8.58           $9.28           $9.21          $8.10
    End of period                          $10.77          $10.89          $8.58           $9.28          $9.21
  Accumulation units outstanding
  at the end of period                     63,882          62,031          21,589         10,286          1,197

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1139)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.03           N/A             N/A            N/A
    End of period                          $10.36          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,409          1,152            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(351)

  Accumulation unit value:
    Beginning of period                    $9.37           $8.19           $8.02           $7.35          $6.67
    End of period                          $9.52           $9.37           $8.19           $8.02          $7.35
  Accumulation units outstanding
  at the end of period                       -               -               -              504            536

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(854)

  Accumulation unit value:
    Beginning of period                    $14.16          $12.18          $11.41           N/A            N/A
    End of period                          $11.46          $14.16          $12.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,970           1,633           1,760            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(398)

  Accumulation unit value:
    Beginning of period                    $16.87          $12.29          $11.39          $9.08          $8.42
    End of period                          $18.36          $16.87          $12.29         $11.39          $9.08
  Accumulation units outstanding
  at the end of period                     33,693          28,744          20,521          8,350          1,162

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(827)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.98          $10.80           N/A            N/A
    End of period                          $12.04          $11.43          $10.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,820          6,059           5,970            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(643)

  Accumulation unit value:
    Beginning of period                    $18.20          $14.80          $13.33         $11.28           N/A
    End of period                          $19.68          $18.20          $14.80         $13.33           N/A
  Accumulation units outstanding
  at the end of period                     26,185          21,922          21,511          9,699           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(643)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(715)

  Accumulation unit value:
    Beginning of period                    $13.74          $11.81          $10.89         $10.54           N/A
    End of period                          $13.65          $13.74          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    126,016         126,162         129,622         20,729           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(715)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(882)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.49          $10.42           N/A            N/A
    End of period                          $12.55          $10.76          $10.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,157           5,282           1,098            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(882)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(713)

  Accumulation unit value:
    Beginning of period                    $26.65          $22.53          $16.81         $17.35           N/A
    End of period                          $35.32          $26.65          $22.53         $16.81           N/A
  Accumulation units outstanding
  at the end of period                     2,837           3,931           3,841            599            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(398)

  Accumulation unit value:
    Beginning of period                    $13.28          $12.95          $9.63           $8.36          $7.51
    End of period                          $13.66          $13.28          $12.95          $9.63          $8.36
  Accumulation units outstanding
  at the end of period                     36,756          29,092          17,556          9,994          1,290

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(717)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.83          $12.61         $12.24           N/A
    End of period                          $15.64          $14.86          $13.83         $12.61           N/A
  Accumulation units outstanding
  at the end of period                     16,762          20,670          20,222          9,540           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.54          $10.31         $10.13           N/A
    End of period                          $12.20          $11.88          $10.54         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     18,048          15,668          14,553         11,555           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(398)

  Accumulation unit value:
    Beginning of period                    $20.38          $19.00          $17.81         $16.15          $14.13
    End of period                          $17.87          $20.38          $19.00         $17.81          $16.15
  Accumulation units outstanding
  at the end of period                     21,971          15,294          10,852          5,506           682

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(717)

  Accumulation unit value:
    Beginning of period                    $15.18          $13.19          $12.92         $12.76           N/A
    End of period                          $14.56          $15.18          $13.19         $12.92           N/A
  Accumulation units outstanding
  at the end of period                     15,394          17,711          16,749          9,278           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(854)

  Accumulation unit value:
    Beginning of period                    $5.95           $5.55           $5.31            N/A            N/A
    End of period                          $6.67           $5.95           $5.55            N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,617           6,126           6,073            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(724)

  Accumulation unit value:
    Beginning of period                    $14.99          $15.52          $11.41         $11.22           N/A
    End of period                          $17.54          $14.99          $15.52         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     47,885          14,260          8,860            649            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(752)

  Accumulation unit value:
    Beginning of period                    $13.07          $11.90          $10.51           N/A            N/A
    End of period                          $14.18          $13.07          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,660          57,060          56,765           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(752)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(868)

  Accumulation unit value:
    Beginning of period                    $14.12          $12.32          $11.23           N/A            N/A
    End of period                          $14.70          $14.12          $12.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,595           3,511           3,265            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(868)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(285)

  Accumulation unit value:
    Beginning of period                    $8.80           $8.56           $8.01           $7.84          $6.40
    End of period                          $9.48           $8.80           $8.56           $8.01          $7.84
  Accumulation units outstanding
  at the end of period                       -             2,811           2,786            337            338

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(285)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(285)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.37          $13.34         $13.04          $12.96
    End of period                          $14.37          $13.55          $13.37         $13.34          $13.04
  Accumulation units outstanding
  at the end of period                     21,909          10,751          8,751           3,390           603

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(285)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(285)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.63          $12.96
    End of period                           N/A             N/A             N/A           $15.05          $14.63
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             167

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(285)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.48          $12.45          $12.50         $12.17           N/A
    End of period                          $13.05          $13.48          $12.45         $12.50           N/A
  Accumulation units outstanding
  at the end of period                     2,848           3,298           3,754           1,375           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(643)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.57           N/A
    End of period                           N/A             N/A             N/A           $10.01           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(643)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $14.58          $12.88          $12.12         $10.99          $8.68
    End of period                          $15.59          $14.58          $12.88         $12.12          $10.99
  Accumulation units outstanding
  at the end of period                     17,615          19,563          14,852          8,216          4,901

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(909)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.46          $10.46           N/A            N/A
    End of period                          $11.51          $11.05          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,372           1,358           1,459            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(909)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(296)

  Accumulation unit value:
    Beginning of period                    $14.52          $12.99          $12.34         $11.31          $9.34
    End of period                          $15.46          $14.52          $12.99         $12.34          $11.31
  Accumulation units outstanding
  at the end of period                     56,112          56,333          59,019         31,306          10,382

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.79          $10.43           N/A            N/A
    End of period                          $12.31          $11.66          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,833          38,868          39,145           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.56          $12.05         $11.23          $9.65
    End of period                          $14.69          $13.80          $12.56         $12.05          $11.23
  Accumulation units outstanding
  at the end of period                     51,419          52,400          50,784         28,148          14,311

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(285)

  Accumulation unit value:
    Beginning of period                    $24.79          $22.27          $21.59         $19.88          $15.63
    End of period                          $26.10          $24.79          $22.27         $21.59          $19.88
  Accumulation units outstanding
  at the end of period                      650             576             625             276            277

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(285)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(303)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.54          $11.47         $11.62          $11.76
    End of period                          $12.12          $11.81          $11.54         $11.47          $11.62
  Accumulation units outstanding
  at the end of period                     29,743          6,213           3,846             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(974)

  Accumulation unit value:
    Beginning of period                    $20.33          $17.16          $17.39           N/A            N/A
    End of period                          $21.47          $20.33          $17.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(974)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(713)

  Accumulation unit value:
    Beginning of period                    $27.98          $25.12          $24.17         $23.52           N/A
    End of period                          $30.18          $27.98          $25.12         $24.17           N/A
  Accumulation units outstanding
  at the end of period                     12,159          5,231           5,086           1,327           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(285)

  Accumulation unit value:
    Beginning of period                    $36.69          $35.08          $31.38         $27.14          $18.16
    End of period                          $42.13          $36.69          $35.08         $31.38          $27.14
  Accumulation units outstanding
  at the end of period                     2,822           2,916           2,468            798            119

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(285)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(854)

  Accumulation unit value:
    Beginning of period                    $15.66          $13.32          $12.91           N/A            N/A
    End of period                          $15.47          $15.66          $13.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,868           7,111           6,341            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.08%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(830)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.87          $10.92           N/A            N/A
    End of period                          $11.50          $11.03          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                      571             428             366             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(830)

  Accumulation unit value:
    Beginning of period                    $18.19          $14.79          $12.73           N/A            N/A
    End of period                          $19.67          $18.19          $14.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                      373             346             313             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(830)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.83          $12.18           N/A            N/A
    End of period                          $15.63          $14.86          $13.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      465             369             326             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(830)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.53          $9.89            N/A            N/A
    End of period                          $12.20          $11.87          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                      581             455             400             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(830)

  Accumulation unit value:
    Beginning of period                    $15.18          $13.19          $11.67           N/A            N/A
    End of period                          $14.55          $15.18          $13.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                      469             370             328             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.095%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(227)

  Accumulation unit value:
    Beginning of period                    $16.41          $13.67          $12.61         $11.07          $8.79
    End of period                          $17.64          $16.41          $13.67         $12.61          $11.07
  Accumulation units outstanding
  at the end of period                     18,473          17,631          16,597         17,407          9,096

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(227)

  Accumulation unit value:
    Beginning of period                    $9.01
    End of period                          $8.79
  Accumulation units outstanding
  at the end of period                     8,505

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.49          $10.94         $10.16          $7.98
    End of period                          $13.76          $12.14          $11.49         $10.94          $10.16
  Accumulation units outstanding
  at the end of period                     13,590          13,437          5,606           9,888          4,846

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.17
    End of period                          $7.98
  Accumulation units outstanding
  at the end of period                     5,578


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(227)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.29          $7.74
    End of period                           N/A             N/A             N/A            $9.07          $9.29
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,546

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(227)

  Accumulation unit value:
    Beginning of period                    $8.02
    End of period                          $7.74
  Accumulation units outstanding
  at the end of period                     5,956

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.41          $11.54          $10.74           N/A            N/A
    End of period                          $12.82          $15.41          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,714          15,253          2,070            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(227)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.39          $11.67         $11.15          $8.23
    End of period                          $15.15          $13.89          $12.39         $11.67          $11.15
  Accumulation units outstanding
  at the end of period                     6,702           8,918           15,664         15,862          15,016

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(227)

  Accumulation unit value:
    Beginning of period                    $8.44
    End of period                          $8.23
  Accumulation units outstanding
  at the end of period                     5,812

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $18.51          $18.00          $16.37         $15.92          $12.01
    End of period                          $20.06          $18.51          $18.00         $16.37          $15.92
  Accumulation units outstanding
  at the end of period                       -             2,990           3,334           5,284          8,478

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.73
    End of period                          $12.01
  Accumulation units outstanding
  at the end of period                     2,468


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(136)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.47           $9.10          $7.47
    End of period                           N/A             N/A            $8.59           $9.47          $9.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             2,789          9,322

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(136)

  Accumulation unit value:
    Beginning of period                    $9.12
    End of period                          $7.47
  Accumulation units outstanding
  at the end of period                     5,997

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.64          $9.87           $9.21          $8.27
    End of period                          $12.20          $11.54          $10.64          $9.87          $9.21
  Accumulation units outstanding
  at the end of period                     39,693          30,906          29,504         11,167          12,166

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $9.05
    End of period                          $8.27
  Accumulation units outstanding
  at the end of period                     5,827


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1156)

  Accumulation unit value:
    Beginning of period                    $24.04          $22.36           N/A             N/A            N/A
    End of period                          $28.39          $24.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      593              80             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $25.65          $25.03          $24.42         $22.33          $16.84
    End of period                          $27.55          $25.65          $25.03         $24.42          $22.33
  Accumulation units outstanding
  at the end of period                     1,949           2,473           10,718          6,921           696

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $21.37
    End of period                          $16.84
  Accumulation units outstanding
  at the end of period                      287

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.34           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,022            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $18.07          $16.43          $16.23         $15.58          $12.78
    End of period                          $17.80          $18.07          $16.43         $16.23          $15.58
  Accumulation units outstanding
  at the end of period                     4,030           8,502           8,760           7,987          7,976

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $16.16
    End of period                          $12.78
  Accumulation units outstanding
  at the end of period                     7,701


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $21.82          $18.55          $18.48         $15.88          $11.59
    End of period                          $23.94          $21.82          $18.55         $18.48          $15.88
  Accumulation units outstanding
  at the end of period                     3,573           6,449           4,903           6,535          4,993

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.94
    End of period                          $11.59
  Accumulation units outstanding
  at the end of period                     3,042

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    122,393           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,509            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1156)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.31           N/A             N/A            N/A
    End of period                          $10.80          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,843          5,845            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.59           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      108             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.88          $10.72           N/A            N/A
    End of period                          $11.52          $12.54          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,797           6,763           3,020            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $17.95          $17.51          $17.42         $16.64          $14.97
    End of period                          $18.81          $17.95          $17.51         $17.42          $16.64
  Accumulation units outstanding
  at the end of period                     13,520          13,359          7,335           6,628          6,108

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.41
    End of period                          $14.97
  Accumulation units outstanding
  at the end of period                     2,486

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1034)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.74           N/A             N/A            N/A
    End of period                          $12.81          $12.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,587           4,849            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1034)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.44          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,420           5,181            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(227)

  Accumulation unit value:
    Beginning of period                    $14.98          $11.59          $9.98           $8.32          $6.09
    End of period                          $16.42          $14.98          $11.59          $9.98          $8.32
  Accumulation units outstanding
  at the end of period                     22,698          36,438          33,384         26,535          17,303

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(227)

  Accumulation unit value:
    Beginning of period                    $6.14
    End of period                          $6.09
  Accumulation units outstanding
  at the end of period                     6,476


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $22.42          $20.43          $19.65         $17.00          $12.80
    End of period                          $23.70          $22.42          $20.43         $19.65          $17.00
  Accumulation units outstanding
  at the end of period                     2,008           1,456           1,134            782           1,309

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.43
    End of period                          $12.80
  Accumulation units outstanding
  at the end of period                      583

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $14.77          $14.61          $14.57         $14.33          $14.46
    End of period                          $15.39          $14.77          $14.61         $14.57          $14.33
  Accumulation units outstanding
  at the end of period                     11,678          8,184           9,136           6,973          6,822

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $13.41
    End of period                          $14.46
  Accumulation units outstanding
  at the end of period                     6,593


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.20            N/A             N/A            N/A
    End of period                          $13.99          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,525             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $19.66          $17.52          $16.44         $13.46          $10.67
    End of period                          $18.75          $19.66          $17.52         $16.44          $13.46
  Accumulation units outstanding
  at the end of period                     20,878          25,316          26,698         19,585          10,125

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $13.08
    End of period                          $10.67
  Accumulation units outstanding
  at the end of period                     7,564


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(128)

  Accumulation unit value:
    Beginning of period                    $16.36          $14.31          $13.96         $12.36          $9.09
    End of period                          $14.93          $16.36          $14.31         $13.96          $12.36
  Accumulation units outstanding
  at the end of period                     18,675          24,085          27,317         29,887          10,194

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(128)

  Accumulation unit value:
    Beginning of period                    $11.09
    End of period                          $9.09
  Accumulation units outstanding
  at the end of period                     7,521

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1444)

  Accumulation unit value:
    Beginning of period                    $9.71            N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,179            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(240)

  Accumulation unit value:
    Beginning of period                    $12.08          $10.99          $11.56          $9.68          $7.45
    End of period                          $11.49          $12.08          $10.99         $11.56          $9.68
  Accumulation units outstanding
  at the end of period                     54,915          57,759          61,202         36,601          17,968

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(240)

  Accumulation unit value:
    Beginning of period                    $7.48
    End of period                          $7.45
  Accumulation units outstanding
  at the end of period                      818

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(177)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.86          $10.89         $10.73          $10.64
    End of period                          $11.49          $11.02          $10.86         $10.89          $10.73
  Accumulation units outstanding
  at the end of period                     24,051          33,939          29,718         13,757          8,620

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(177)

  Accumulation unit value:
    Beginning of period                    $10.40
    End of period                          $10.64
  Accumulation units outstanding
  at the end of period                     2,296


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(530)

  Accumulation unit value:
    Beginning of period                    $5.79           $4.35           $4.39           $4.22           N/A
    End of period                          $5.92           $5.79           $4.35           $4.39           N/A
  Accumulation units outstanding
  at the end of period                     1,384           5,803           5,568           5,372           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(530)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(923)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.04          $9.85            N/A            N/A
    End of period                          $10.06          $11.15          $10.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                      549             549             549             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(923)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $10.87          $8.56           $9.27           $9.20          $7.47
    End of period                          $10.75          $10.87          $8.56           $9.27          $9.20
  Accumulation units outstanding
  at the end of period                     58,583          67,327          76,537         52,829          35,044

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $9.22
    End of period                          $7.47
  Accumulation units outstanding
  at the end of period                     2,848

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1049)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.04           N/A             N/A            N/A
    End of period                          $10.36          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,525           8,670            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1049)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.35           $8.17           $8.00           $7.35          $5.81
    End of period                          $9.50           $9.35           $8.17           $8.00          $7.35
  Accumulation units outstanding
  at the end of period                     17,347          22,291          17,093          7,762          5,483

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $7.44
    End of period                          $5.81
  Accumulation units outstanding
  at the end of period                     2,255

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(530)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.16          $11.70         $11.34           N/A
    End of period                          $11.44          $14.14          $12.16         $11.70           N/A
  Accumulation units outstanding
  at the end of period                      136            1,387           1,605           1,998           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(530)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(240)

  Accumulation unit value:
    Beginning of period                    $16.84          $12.27          $11.37          $9.07          $6.95
    End of period                          $18.32          $16.84          $12.27         $11.37          $9.07
  Accumulation units outstanding
  at the end of period                     52,093          54,748          62,208         31,454          18,285

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(240)

  Accumulation unit value:
    Beginning of period                    $7.17
    End of period                          $6.95
  Accumulation units outstanding
  at the end of period                      854

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(530)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.96          $10.40         $10.78           N/A
    End of period                          $12.02          $11.41          $10.96         $10.40           N/A
  Accumulation units outstanding
  at the end of period                     2,085           1,850           3,020           2,101           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(530)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(269)

  Accumulation unit value:
    Beginning of period                    $18.18          $14.78          $13.32         $11.39          $8.04
    End of period                          $19.65          $18.18          $14.78         $13.32          $11.39
  Accumulation units outstanding
  at the end of period                     22,938          31,230          31,222         16,514          11,540

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(269)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(761)

  Accumulation unit value:
    Beginning of period                    $13.73          $11.80          $10.89           N/A            N/A
    End of period                          $13.64          $13.73          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                    175,608         151,262         114,440           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(761)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.99            N/A             N/A            N/A
    End of period                          $11.88          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(923)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.48          $10.54           N/A            N/A
    End of period                          $12.54          $10.75          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,204           7,246           7,285            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(923)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(530)

  Accumulation unit value:
    Beginning of period                    $26.61          $22.50          $16.79         $13.97           N/A
    End of period                          $35.25          $26.61          $22.50         $16.79           N/A
  Accumulation units outstanding
  at the end of period                     4,587           4,928           3,539           2,178           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(530)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(240)

  Accumulation unit value:
    Beginning of period                    $13.25          $12.93          $9.62           $8.35          $7.17
    End of period                          $13.63          $13.25          $12.93          $9.62          $8.35
  Accumulation units outstanding
  at the end of period                     51,501          60,277          65,253         36,489          18,342

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(240)

  Accumulation unit value:
    Beginning of period                    $7.30
    End of period                          $7.17
  Accumulation units outstanding
  at the end of period                      839


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.95            N/A             N/A            N/A
    End of period                          $10.70          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,232           3,414            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $14.85          $13.82          $12.60         $11.11          $8.43
    End of period                          $15.62          $14.85          $13.82         $12.60          $11.11
  Accumulation units outstanding
  at the end of period                     29,668          33,306          34,675         12,357          11,011

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.81
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                     1,496


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.53          $10.30          $9.55          $7.64
    End of period                          $12.19          $11.86          $10.53         $10.30          $9.55
  Accumulation units outstanding
  at the end of period                     37,289          43,599          45,226         18,667          17,495

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.66
    End of period                          $7.64
  Accumulation units outstanding
  at the end of period                     3,387

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(240)

  Accumulation unit value:
    Beginning of period                    $20.34          $18.97          $17.78         $16.13          $11.13
    End of period                          $17.83          $20.34          $18.97         $17.78          $16.13
  Accumulation units outstanding
  at the end of period                     28,820          31,246          34,651         18,251          10,382

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(240)

  Accumulation unit value:
    Beginning of period                    $11.10
    End of period                          $11.13
  Accumulation units outstanding
  at the end of period                      551

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.17          $13.18          $12.91         $11.23          $7.86
    End of period                          $14.54          $15.17          $13.18         $12.91          $11.23
  Accumulation units outstanding
  at the end of period                     33,054          38,189          39,863         17,316          10,906

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.53
    End of period                          $7.86
  Accumulation units outstanding
  at the end of period                     1,538


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(923)

  Accumulation unit value:
    Beginning of period                    $5.94           $5.54           $5.46            N/A            N/A
    End of period                          $6.66           $5.94           $5.54            N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,229            989            1,310            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(923)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(782)

  Accumulation unit value:
    Beginning of period                    $14.98          $15.51          $12.42           N/A            N/A
    End of period                          $17.53          $14.98          $15.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,419          17,085          13,993           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(782)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(730)

  Accumulation unit value:
    Beginning of period                    $13.06          $11.89          $11.06         $10.97           N/A
    End of period                          $14.17          $13.06          $11.89         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     9,029           11,550          4,303           3,006           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(730)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.31          $11.05          $9.57          $6.95
    End of period                          $14.68          $14.10          $12.31         $11.05          $9.57
  Accumulation units outstanding
  at the end of period                     19,223          28,679          24,246         22,287          19,629

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.13
    End of period                          $6.95
  Accumulation units outstanding
  at the end of period                     4,327


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(192)

  Accumulation unit value:
    Beginning of period                    $8.78           $8.55           $8.00           $9.57          $6.79
    End of period                          $9.47           $8.78           $8.55           $8.00          $9.57
  Accumulation units outstanding
  at the end of period                       -             5,048           5,333            943            947

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(192)

  Accumulation unit value:
    Beginning of period                    $7.12
    End of period                          $6.79
  Accumulation units outstanding
  at the end of period                      920

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,967            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.35          $13.32         $13.02          $12.69
    End of period                          $14.33          $13.52          $13.35         $13.32          $13.02
  Accumulation units outstanding
  at the end of period                     82,976          94,518          86,639         72,830          47,633

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $12.08
    End of period                          $12.69
  Accumulation units outstanding
  at the end of period                     22,994

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(381)

  Accumulation unit value:
    Beginning of period                    $22.41          $20.11          $18.89         $17.06          $14.99
    End of period                          $20.35          $22.41          $20.11         $18.89          $17.06
  Accumulation units outstanding
  at the end of period                      633             636              -              230             -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(381)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.60          $12.56
    End of period                           N/A             N/A             N/A           $15.02          $14.60
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            64,383

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.64
    End of period                          $12.56
  Accumulation units outstanding
  at the end of period                     16,391

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.45          $12.42          $12.48         $12.15           N/A
    End of period                          $13.02          $13.45          $12.42         $12.48           N/A
  Accumulation units outstanding
  at the end of period                     32,814          39,081          37,645         76,541           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $21.08          $19.05          $18.54         $17.25          $14.14
    End of period                          $19.48          $21.08          $19.05         $18.54          $17.25
  Accumulation units outstanding
  at the end of period                     2,307           2,358           1,946           3,162          1,988

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.61
    End of period                          $14.14
  Accumulation units outstanding
  at the end of period                      305

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.34           $8.05           $7.34           $6.32          $4.83
    End of period                          $8.10           $8.34           $8.05           $7.34          $6.32
  Accumulation units outstanding
  at the end of period                       -             6,438           7,274           7,597          1,993

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $6.51
    End of period                          $4.83
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.15          $8.49
    End of period                           N/A             N/A             N/A           $10.29          $10.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             278

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(118)

  Accumulation unit value:
    Beginning of period                    $9.85
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                      978

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.06           N/A
    End of period                           N/A             N/A             N/A           $10.00           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(117)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.11          $7.94
    End of period                           N/A             N/A             N/A           $10.28          $10.11
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,951

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(117)

  Accumulation unit value:
    Beginning of period                    $10.14
    End of period                          $7.94
  Accumulation units outstanding
  at the end of period                      642


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.88          $7.79
    End of period                           N/A             N/A             N/A           $10.02          $9.88
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             697

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                    $10.03
    End of period                          $7.79
  Accumulation units outstanding
  at the end of period                     5,161

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.55          $12.85          $12.10         $10.97          $8.84
    End of period                          $15.55          $14.55          $12.85         $12.10          $10.97
  Accumulation units outstanding
  at the end of period                     33,680          47,930          50,452         53,387          16,363

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $10.88
    End of period                          $8.84
  Accumulation units outstanding
  at the end of period                     12,660

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(685)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.46          $10.30          $9.97           N/A
    End of period                          $11.50          $11.05          $10.46         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     2,370           2,374             -              194            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $14.49          $12.96          $12.32         $11.29          $9.47
    End of period                          $15.42          $14.49          $12.96         $12.32          $11.29
  Accumulation units outstanding
  at the end of period                     79,554          96,599         100,998         107,639         70,104

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $10.96
    End of period                          $9.47
  Accumulation units outstanding
  at the end of period                     10,063

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(738)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.78          $10.44           N/A            N/A
    End of period                          $12.30          $11.66          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,695          12,379          6,399            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.54          $12.03         $11.21          $9.72
    End of period                          $14.65          $13.77          $12.54         $12.03          $11.21
  Accumulation units outstanding
  at the end of period                    113,442         154,685         150,078         126,132         60,378

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $10.77
    End of period                          $9.72
  Accumulation units outstanding
  at the end of period                     10,828

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.24           N/A             N/A             N/A            N/A
    End of period                          $11.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,433            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(320)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.58          $8.52
    End of period                           N/A             N/A             N/A           $10.78          $10.58
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,052

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $24.72          $22.21          $21.54         $19.84          $16.66
    End of period                          $26.02          $24.72          $22.21         $21.54          $19.84
  Accumulation units outstanding
  at the end of period                     23,284          24,465          25,812         17,803          8,722

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $18.17
    End of period                          $16.66
  Accumulation units outstanding
  at the end of period                     4,116


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(219)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.51          $11.44         $11.59          $11.78
    End of period                          $12.08          $11.78          $11.51         $11.44          $11.59
  Accumulation units outstanding
  at the end of period                     5,870           13,541          13,023         12,915          3,218

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(219)

  Accumulation unit value:
    Beginning of period                    $11.81
    End of period                          $11.78
  Accumulation units outstanding
  at the end of period                     2,523

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                    $20.31          $17.15          $16.19         $14.40          $10.91
    End of period                          $21.44          $20.31          $17.15         $16.19          $14.40
  Accumulation units outstanding
  at the end of period                     5,151           3,842           2,627           1,985          1,956

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                    $11.23
    End of period                          $10.91
  Accumulation units outstanding
  at the end of period                     1,135


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $27.90          $25.06          $24.12         $22.41          $17.53
    End of period                          $30.08          $27.90          $25.06         $24.12          $22.41
  Accumulation units outstanding
  at the end of period                     13,960          24,738          15,595         14,950          13,641

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $21.78
    End of period                          $17.53
  Accumulation units outstanding
  at the end of period                     4,819

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $36.59          $34.98          $31.31         $27.09          $19.96
    End of period                          $41.99          $36.59          $34.98         $31.31          $27.09
  Accumulation units outstanding
  at the end of period                     8,723           12,495          14,138         11,404          8,663

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $25.92
    End of period                          $19.96
  Accumulation units outstanding
  at the end of period                     5,074


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(117)

  Accumulation unit value:
    Beginning of period                    $15.64          $13.30          $12.80         $11.34          $8.92
    End of period                          $15.44          $15.64          $13.30         $12.80          $11.34
  Accumulation units outstanding
  at the end of period                     45,077          60,893          59,706         48,253          20,886

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(117)

  Accumulation unit value:
    Beginning of period                    $11.26
    End of period                          $8.92
  Accumulation units outstanding
  at the end of period                     13,561

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $16.40          $13.66          $12.60         $11.06          $9.62
    End of period                          $17.63          $16.40          $13.66         $12.60          $11.06
  Accumulation units outstanding
  at the end of period                     94,586          43,471          20,533            -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(52)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.49          $10.94         $10.16          $7.98
    End of period                          $13.75          $12.13          $11.49         $10.94          $10.16
  Accumulation units outstanding
  at the end of period                    182,421          35,905          30,114          3,664            80

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(52)

  Accumulation unit value:
    Beginning of period                    $10.57
    End of period                          $7.98
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $15.41          $11.54          $10.51           N/A            N/A
    End of period                          $12.82          $15.41          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     73,279          78,411          20,861           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(470)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.39          $11.67         $11.15          $10.87
    End of period                          $15.14          $13.89          $12.39         $11.67          $11.15
  Accumulation units outstanding
  at the end of period                     18,824          11,687          12,457          1,526           119

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(114)

  Accumulation unit value:
    Beginning of period                    $18.49          $17.99          $16.36         $15.91          $12.01
    End of period                          $20.04          $18.49          $17.99         $16.36          $15.91
  Accumulation units outstanding
  at the end of period                       -             8,390           11,989          1,318            -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(114)

  Accumulation unit value:
    Beginning of period                    $16.23
    End of period                          $12.01
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.47           $9.09          $8.38
    End of period                           N/A             N/A            $8.59           $9.47          $9.09
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              406             -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(114)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.64          $9.87           $9.21          $8.27
    End of period                          $12.20          $11.54          $10.64          $9.87          $9.21
  Accumulation units outstanding
  at the end of period                     36,990          23,552          24,673          5,567           984

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(114)

  Accumulation unit value:
    Beginning of period                    $8.95
    End of period                          $8.27
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(710)

  Accumulation unit value:
    Beginning of period                    $24.03          $21.65          $21.70         $21.08           N/A
    End of period                          $28.38          $24.03          $21.65         $21.70           N/A
  Accumulation units outstanding
  at the end of period                     13,103          5,934           6,745            59             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1461)

  Accumulation unit value:
    Beginning of period                    $9.48            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,829            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $25.63          $25.02          $24.41         $22.32          $16.83
    End of period                          $27.54          $25.63          $25.02         $24.41          $22.32
  Accumulation units outstanding
  at the end of period                     19,889          10,952          10,786         15,626            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $22.04
    End of period                          $16.83
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    230,932           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,999            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $18.06          $16.42          $16.22         $15.58          $12.77
    End of period                          $17.79          $18.06          $16.42         $16.22          $15.58
  Accumulation units outstanding
  at the end of period                     15,533          11,229          10,270          3,192           991

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $16.88
    End of period                          $12.77
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(78)

  Accumulation unit value:
    Beginning of period                    $21.81          $18.54          $18.47         $15.88          $11.58
    End of period                          $23.93          $21.81          $18.54         $18.47          $15.88
  Accumulation units outstanding
  at the end of period                     43,667          21,884          11,624          2,271            -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(78)

  Accumulation unit value:
    Beginning of period                    $16.13
    End of period                          $11.58
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    301,026           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,205           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.95            N/A             N/A            N/A
    End of period                          $10.80          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     97,080          31,078           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,032           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.88          $10.55           N/A            N/A
    End of period                          $11.52          $12.54          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,705          13,603          7,626            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $17.94          $17.50          $17.42         $16.64          $14.96
    End of period                          $18.80          $17.94          $17.50         $17.42          $16.64
  Accumulation units outstanding
  at the end of period                    123,492          81,398          47,123          7,704          1,219

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $14.41
    End of period                          $14.96
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.23          $10.53           N/A            N/A
    End of period                          $12.81          $12.73          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,462          24,146          9,257            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.43          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,826          21,604           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(470)

  Accumulation unit value:
    Beginning of period                    $14.97          $11.58          $9.98           $8.31          $7.86
    End of period                          $16.41          $14.97          $11.58          $9.98          $8.31
  Accumulation units outstanding
  at the end of period                    195,973         241,399         145,273         53,013           194

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $22.40          $20.42          $19.64         $17.00          $12.80
    End of period                          $23.68          $22.40          $20.42         $19.64          $17.00
  Accumulation units outstanding
  at the end of period                     20,331          10,599          8,476            320             -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $16.42
    End of period                          $12.80
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $14.76          $14.60          $14.57         $14.32          $14.46
    End of period                          $15.38          $14.76          $14.60         $14.57          $14.32
  Accumulation units outstanding
  at the end of period                     50,544          33,495          40,114          8,581          3,568

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $13.18
    End of period                          $14.46
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.48            N/A             N/A            N/A
    End of period                          $13.99          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    149,610          19,161           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(96)

  Accumulation unit value:
    Beginning of period                    $19.65          $17.51          $16.44         $13.46          $10.66
    End of period                          $18.74          $19.65          $17.51         $16.44          $13.46
  Accumulation units outstanding
  at the end of period                    104,260          73,216          43,073          8,701            76

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(96)

  Accumulation unit value:
    Beginning of period                    $13.19
    End of period                          $10.66
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $16.35          $14.29          $13.94         $12.34          $9.08
    End of period                          $14.91          $16.35          $14.29         $13.94          $12.34
  Accumulation units outstanding
  at the end of period                     37,518          41,465          67,779         15,117            63

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $11.90
    End of period                          $9.08
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1430)

  Accumulation unit value:
    Beginning of period                    $10.44           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,587            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(187)

  Accumulation unit value:
    Beginning of period                    $12.07          $10.99          $11.56          $9.68          $7.44
    End of period                          $11.49          $12.07          $10.99         $11.56          $9.68
  Accumulation units outstanding
  at the end of period                    518,494         525,177         498,549         92,927           166

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(187)

  Accumulation unit value:
    Beginning of period                    $7.92
    End of period                          $7.44
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.86          $10.89         $10.73          $10.58
    End of period                          $11.48          $11.02          $10.86         $10.89          $10.73
  Accumulation units outstanding
  at the end of period                    285,354         251,959         206,668         41,775          6,487

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(603)

  Accumulation unit value:
    Beginning of period                    $5.79           $4.34           $4.39           $3.92           N/A
    End of period                          $5.91           $5.79           $4.34           $4.39           N/A
  Accumulation units outstanding
  at the end of period                    136,646          99,592          15,624         12,514           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(697)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.04          $10.51          $9.78           N/A
    End of period                          $10.06          $11.15          $10.04         $10.51           N/A
  Accumulation units outstanding
  at the end of period                     17,282          15,487          3,764           3,343           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $10.86          $8.56           $9.27           $9.20          $7.47
    End of period                          $10.74          $10.86          $8.56           $9.27          $9.20
  Accumulation units outstanding
  at the end of period                    616,909         634,917         649,652         114,712         1,364

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $7.17
    End of period                          $7.47
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.00           N/A             N/A            N/A
    End of period                          $10.36          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    133,583         110,351           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(187)

  Accumulation unit value:
    Beginning of period                    $9.35           $8.17           $8.00           $7.34          $5.81
    End of period                          $9.50           $9.35           $8.17           $8.00          $7.34
  Accumulation units outstanding
  at the end of period                     24,278          30,103          28,646         14,730           216

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(187)

  Accumulation unit value:
    Beginning of period                    $5.93
    End of period                          $5.81
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.16          $11.70         $10.38           N/A
    End of period                          $11.43          $14.13          $12.16         $11.70           N/A
  Accumulation units outstanding
  at the end of period                     22,398          23,731          20,808          2,817           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(419)

  Accumulation unit value:
    Beginning of period                    $16.83          $12.27          $11.37          $9.06          $8.45
    End of period                          $18.31          $16.83          $12.27         $11.37          $9.06
  Accumulation units outstanding
  at the end of period                    546,645         559,451         516,008         107,439          172

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(589)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.96          $10.40         $10.48           N/A
    End of period                          $12.01          $11.40          $10.96         $10.40           N/A
  Accumulation units outstanding
  at the end of period                     61,688          42,345          55,788          9,114           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1330)

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,842            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1330)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(293)

  Accumulation unit value:
    Beginning of period                    $18.19          $14.79          $13.33         $11.39          $8.09
    End of period                          $19.66          $18.19          $14.79         $13.33          $11.39
  Accumulation units outstanding
  at the end of period                    248,800         250,376         244,656         37,799          2,042

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                    $13.73          $11.80          $10.89          $9.77           N/A
    End of period                          $13.64          $13.73          $11.80         $10.89           N/A
  Accumulation units outstanding
  at the end of period                   2,266,827       2,004,984       1,383,802        102,259          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.38            N/A             N/A            N/A
    End of period                          $11.88          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     83,419          4,846            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.48          $10.82         $10.46           N/A
    End of period                          $12.54          $10.75          $10.48         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     46,844          41,341          21,746          2,014           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,909           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(656)

  Accumulation unit value:
    Beginning of period                    $26.60          $22.49          $16.79         $15.14           N/A
    End of period                          $35.23          $26.60          $22.49         $16.79           N/A
  Accumulation units outstanding
  at the end of period                     93,685         144,285         105,510          5,959           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(656)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $13.25          $12.92          $9.62           $8.35          $7.17
    End of period                          $13.62          $13.25          $12.92          $9.62          $8.35
  Accumulation units outstanding
  at the end of period                    539,515         584,493         551,927         113,139          189

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $8.49
    End of period                          $7.17
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.45            N/A             N/A            N/A
    End of period                          $10.70          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,296           3,895            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(57)

  Accumulation unit value:
    Beginning of period                    $14.82          $13.79          $12.58         $11.10          $8.43
    End of period                          $15.59          $14.82          $13.79         $12.58          $11.10
  Accumulation units outstanding
  at the end of period                    235,011         234,072         207,734         37,930          2,307

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(57)

  Accumulation unit value:
    Beginning of period                    $9.78
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(57)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.52          $10.30          $9.55          $7.63
    End of period                          $12.18          $11.86          $10.52         $10.30          $9.55
  Accumulation units outstanding
  at the end of period                    387,135         377,775         362,182         67,249          12,394

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(57)

  Accumulation unit value:
    Beginning of period                    $9.49
    End of period                          $7.63
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,970           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(187)

  Accumulation unit value:
    Beginning of period                    $20.33          $18.96          $17.78         $16.12          $11.12
    End of period                          $17.82          $20.33          $18.96         $17.78          $16.12
  Accumulation units outstanding
  at the end of period                    339,836         348,847         296,981         52,158            95

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(187)

  Accumulation unit value:
    Beginning of period                    $10.95
    End of period                          $11.12
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(57)

  Accumulation unit value:
    Beginning of period                    $15.15          $13.17          $12.90         $11.22          $7.86
    End of period                          $14.52          $15.15          $13.17         $12.90          $11.22
  Accumulation units outstanding
  at the end of period                    225,070         221,537         195,113         29,121           683

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(57)

  Accumulation unit value:
    Beginning of period                    $9.52
    End of period                          $7.86
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(589)

  Accumulation unit value:
    Beginning of period                    $5.93           $5.54           $5.52           $5.35           N/A
    End of period                          $6.66           $5.93           $5.54           $5.52           N/A
  Accumulation units outstanding
  at the end of period                    123,177          38,685          34,156         16,480           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(704)

  Accumulation unit value:
    Beginning of period                    $14.98          $15.51          $11.41         $10.70           N/A
    End of period                          $17.53          $14.98          $15.51         $11.41           N/A
  Accumulation units outstanding
  at the end of period                    302,167         371,424         356,491         10,467           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                    $13.06          $11.89          $11.06          $9.80           N/A
    End of period                          $14.16          $13.06          $11.89         $11.06           N/A
  Accumulation units outstanding
  at the end of period                    322,996         471,419         347,383         11,222           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(114)

  Accumulation unit value:
    Beginning of period                    $14.09          $12.30          $11.05          $9.57          $6.95
    End of period                          $14.67          $14.09          $12.30         $11.05          $9.57
  Accumulation units outstanding
  at the end of period                     60,304          56,112          44,726          7,586           109

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(114)

  Accumulation unit value:
    Beginning of period                    $8.97
    End of period                          $6.95
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(552)

  Accumulation unit value:
    Beginning of period                    $8.78           $8.55           $7.99           $8.04           N/A
    End of period                          $9.46           $8.78           $8.55           $7.99           N/A
  Accumulation units outstanding
  at the end of period                       -             14,400          16,075          2,761           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,604           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.34          $13.32         $13.02          $12.69
    End of period                          $14.33          $13.52          $13.34         $13.32          $13.02
  Accumulation units outstanding
  at the end of period                    204,928         182,439         128,872         25,395          2,459

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $12.06
    End of period                          $12.69
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(731)

  Accumulation unit value:
    Beginning of period                    $22.39          $20.10          $18.88         $18.80           N/A
    End of period                          $20.33          $22.39          $20.10         $18.88           N/A
  Accumulation units outstanding
  at the end of period                     1,999           1,287           9,540            204            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(731)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(96)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.68          $12.58
    End of period                           N/A             N/A             N/A           $15.10          $14.68
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             856

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(96)

  Accumulation unit value:
    Beginning of period                    $12.67
    End of period                          $12.58
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.44          $12.42          $12.47         $12.14           N/A
    End of period                          $13.01          $13.44          $12.42         $12.47           N/A
  Accumulation units outstanding
  at the end of period                     76,777          53,122          60,463         16,438           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $21.08          $19.04          $18.54         $17.25          $14.14
    End of period                          $19.48          $21.08          $19.04         $18.54          $17.25
  Accumulation units outstanding
  at the end of period                     5,875           5,619           4,618            409             -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $17.43
    End of period                          $14.14
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(96)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.07           $7.35           $6.33          $4.83
    End of period                          $8.12           $8.36           $8.07           $7.35          $6.33
  Accumulation units outstanding
  at the end of period                       -             22,793          18,888          2,011           837

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(96)

  Accumulation unit value:
    Beginning of period                    $6.70
    End of period                          $4.83
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1470)

  Accumulation unit value:
    Beginning of period                    $9.91            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,437            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(52)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.15          $8.49
    End of period                           N/A             N/A             N/A           $10.28          $10.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(52)

  Accumulation unit value:
    Beginning of period                    $9.79
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.85          $9.39
    End of period                           N/A             N/A             N/A           $10.00          $9.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.82           N/A             N/A             N/A            N/A
    End of period                          $10.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,986            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(474)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.10          $9.79
    End of period                           N/A             N/A             N/A           $10.27          $10.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              51

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(151)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.88          $7.79
    End of period                           N/A             N/A             N/A           $10.02          $9.88
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(151)

  Accumulation unit value:
    Beginning of period                    $8.28
    End of period                          $7.79
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $14.54          $12.85          $12.10         $10.97          $8.83
    End of period                          $15.54          $14.54          $12.85         $12.10          $10.97
  Accumulation units outstanding
  at the end of period                     89,011          81,247          94,369         29,947           936

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $8.83
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.46          $10.30          $9.94           N/A
    End of period                          $11.50          $11.05          $10.46         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     84,101          64,593          77,870          6,019           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(151)

  Accumulation unit value:
    Beginning of period                    $14.48          $12.96          $12.32         $11.29          $9.47
    End of period                          $15.42          $14.48          $12.96         $12.32          $11.29
  Accumulation units outstanding
  at the end of period                    428,476         386,030         289,222         111,873         10,049

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(151)

  Accumulation unit value:
    Beginning of period                    $9.73
    End of period                          $9.47
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.78          $10.49          $9.87           N/A
    End of period                          $12.29          $11.66          $10.78         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    328,843         345,883         333,184         93,266           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(215)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.53          $12.03         $11.21          $9.72
    End of period                          $14.64          $13.77          $12.53         $12.03          $11.21
  Accumulation units outstanding
  at the end of period                    512,149         496,710         418,430         182,488         14,345

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(215)

  Accumulation unit value:
    Beginning of period                    $9.63
    End of period                          $9.72
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1175)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.41           N/A             N/A            N/A
    End of period                          $11.53          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,357           1,357            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1197)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.74           N/A             N/A            N/A
    End of period                          $11.69          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,958            272             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1197)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.63           N/A             N/A             N/A            N/A
    End of period                          $11.02           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,732           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.58          $8.29
    End of period                           N/A             N/A             N/A           $10.77          $10.58
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(78)

  Accumulation unit value:
    Beginning of period                    $24.70          $22.20          $21.53         $19.83          $16.65
    End of period                          $26.00          $24.70          $22.20         $21.53          $19.83
  Accumulation units outstanding
  at the end of period                     59,075          35,287          31,677          2,647           673

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(78)

  Accumulation unit value:
    Beginning of period                    $17.97
    End of period                          $16.65
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(293)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.52          $11.46         $11.60          $11.74
    End of period                          $12.10          $11.79          $11.52         $11.46          $11.60
  Accumulation units outstanding
  at the end of period                    265,006         138,068          74,568          4,081            36

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                    $20.30          $17.14          $16.19         $14.78           N/A
    End of period                          $21.44          $20.30          $17.14         $16.19           N/A
  Accumulation units outstanding
  at the end of period                     53,156          31,196          12,740          2,527           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $27.88          $25.04          $24.11         $22.40          $17.53
    End of period                          $30.06          $27.88          $25.04         $24.11          $22.40
  Accumulation units outstanding
  at the end of period                     59,313          33,993          24,861          2,385           445

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $23.01
    End of period                          $17.53
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $36.57          $34.96          $31.29         $27.08          $19.95
    End of period                          $41.97          $36.57          $34.96         $31.29          $27.08
  Accumulation units outstanding
  at the end of period                     57,943          60,910          42,460         12,415          2,880

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $24.67
    End of period                          $19.95
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(114)

  Accumulation unit value:
    Beginning of period                    $15.63          $13.30          $12.79         $11.34          $8.92
    End of period                          $15.43          $15.63          $13.30         $12.79          $11.34
  Accumulation units outstanding
  at the end of period                    168,590          77,034          71,542         40,464          1,026

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(114)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $8.92
  Accumulation units outstanding
  at the end of period                       -

Accumulation Unit Values
Contract with Endorsements - 2.11%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(417)

  Accumulation unit value:
    Beginning of period                    $16.38          $13.65          $12.59         $11.05          $9.82
    End of period                          $17.60          $16.38          $13.65         $12.59          $11.05
  Accumulation units outstanding
  at the end of period                     39,784          29,569          7,269           1,617           185

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(417)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(402)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.48          $10.94         $10.15          $9.54
    End of period                          $13.74          $12.13          $11.48         $10.94          $10.15
  Accumulation units outstanding
  at the end of period                     45,234          31,669          36,927         27,259          3,254

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.41          $11.54          $10.74           N/A            N/A
    End of period                          $12.82          $15.41          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                    112,513         164,382          10,327           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(417)

  Accumulation unit value:
    Beginning of period                    $13.88          $12.38          $11.66         $11.15          $10.50
    End of period                          $15.13          $13.88          $12.38         $11.66          $11.15
  Accumulation units outstanding
  at the end of period                     24,167          13,703          12,652          8,917           663

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(417)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $18.47          $17.98          $16.35         $15.90          $14.29
    End of period                          $20.02          $18.47          $17.98         $16.35          $15.90
  Accumulation units outstanding
  at the end of period                       -             14,784          14,981          7,364          1,907

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(397)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.46           $9.09          $8.45
    End of period                           N/A             N/A            $8.58           $9.46          $9.09
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             4,009          2,460

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(402)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.63          $9.86           $9.21          $8.70
    End of period                          $12.19          $11.53          $10.63          $9.86          $9.21
  Accumulation units outstanding
  at the end of period                     95,458         264,746          44,228         19,293          2,844

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(631)

  Accumulation unit value:
    Beginning of period                    $24.00          $21.63          $21.68         $18.69           N/A
    End of period                          $28.34          $24.00          $21.63         $21.68           N/A
  Accumulation units outstanding
  at the end of period                     9,702           4,508           3,559            116            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      285             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(417)

  Accumulation unit value:
    Beginning of period                    $25.60          $25.00          $24.39         $22.31          $20.30
    End of period                          $27.50          $25.60          $25.00         $24.39          $22.31
  Accumulation units outstanding
  at the end of period                     15,280          9,724           8,143           3,889           423

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(417)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    352,346           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $10.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,200           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(402)

  Accumulation unit value:
    Beginning of period                    $18.05          $16.40          $16.21         $15.57          $14.50
    End of period                          $17.77          $18.05          $16.40         $16.21          $15.57
  Accumulation units outstanding
  at the end of period                     13,914          14,471          16,137          9,717           636

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $21.78          $18.52          $18.45         $15.86          $15.05
    End of period                          $23.90          $21.78          $18.52         $18.45          $15.86
  Accumulation units outstanding
  at the end of period                     42,722          26,580          15,570          8,314          1,644

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    616,110           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,004           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1093)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.88            N/A             N/A            N/A
    End of period                          $10.79          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    304,017          55,085           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1093)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,740           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.88          $10.58           N/A            N/A
    End of period                          $11.52          $12.54          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,962          20,015          10,489           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(402)

  Accumulation unit value:
    Beginning of period                    $17.92          $17.48          $17.40         $16.62          $15.88
    End of period                          $18.77          $17.92          $17.48         $17.40          $16.62
  Accumulation units outstanding
  at the end of period                    173,531         163,082          96,434          9,712          2,287

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.23          $10.74           N/A            N/A
    End of period                          $12.81          $12.73          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,928          20,162          5,742            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.43          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,761          43,463           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(397)

  Accumulation unit value:
    Beginning of period                    $14.96          $11.57          $9.97           $8.31          $6.95
    End of period                          $16.40          $14.96          $11.57          $9.97          $8.31
  Accumulation units outstanding
  at the end of period                    177,290         136,110          47,468         18,691          3,318

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(446)

  Accumulation unit value:
    Beginning of period                    $22.38          $20.39          $19.62         $16.98          $16.59
    End of period                          $23.65          $22.38          $20.39         $19.62          $16.98
  Accumulation units outstanding
  at the end of period                     8,251           32,545          4,579           2,243           436

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(402)

  Accumulation unit value:
    Beginning of period                    $14.75          $14.59          $14.55         $14.31          $13.96
    End of period                          $15.36          $14.75          $14.59         $14.55          $14.31
  Accumulation units outstanding
  at the end of period                     86,437          34,149          25,752          5,823           196

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.98            N/A             N/A            N/A
    End of period                          $13.99          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,109          22,985           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(402)

  Accumulation unit value:
    Beginning of period                    $19.63          $17.50          $16.43         $13.45          $12.59
    End of period                          $18.72          $19.63          $17.50         $16.43          $13.45
  Accumulation units outstanding
  at the end of period                     60,322          49,644          49,889         26,677          4,316

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(417)

  Accumulation unit value:
    Beginning of period                    $16.34          $14.29          $13.94         $12.34          $11.15
    End of period                          $14.91          $16.34          $14.29         $13.94          $12.34
  Accumulation units outstanding
  at the end of period                     38,008          45,885          36,284         24,299          2,665

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(417)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1347)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,209            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1347)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(447)

  Accumulation unit value:
    Beginning of period                    $12.07          $10.98          $11.55          $9.68          $8.71
    End of period                          $11.48          $12.07          $10.98         $11.55          $9.68
  Accumulation units outstanding
  at the end of period                    697,649         474,416         213,436         79,152          6,253

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.85          $10.88         $10.72          $10.68
    End of period                          $11.48          $11.01          $10.85         $10.88          $10.72
  Accumulation units outstanding
  at the end of period                    299,140         320,559         329,667         138,741         12,285

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(494)

  Accumulation unit value:
    Beginning of period                    $5.79           $4.34           $4.39           $3.98           N/A
    End of period                          $5.91           $5.79           $4.34           $4.39           N/A
  Accumulation units outstanding
  at the end of period                    189,905         121,552          18,534          3,705           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(494)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.03          $10.50          $9.72           N/A
    End of period                          $10.05          $11.15          $10.03         $10.50           N/A
  Accumulation units outstanding
  at the end of period                     25,663          22,873          16,361          3,522           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(446)

  Accumulation unit value:
    Beginning of period                    $10.85          $8.55           $9.26           $9.20          $8.32
    End of period                          $10.73          $10.85          $8.55           $9.26          $9.20
  Accumulation units outstanding
  at the end of period                    593,396         602,508         288,403         109,344         6,128

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.06           N/A             N/A            N/A
    End of period                          $10.35          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    284,792         241,442           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(451)

  Accumulation unit value:
    Beginning of period                    $9.34           $8.16           $8.00           $7.34          $6.88
    End of period                          $9.49           $9.34           $8.16           $8.00          $7.34
  Accumulation units outstanding
  at the end of period                    172,367         122,219          73,675         46,467           937

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $14.12          $12.15          $11.69         $10.53           N/A
    End of period                          $11.42          $14.12          $12.15         $11.69           N/A
  Accumulation units outstanding
  at the end of period                     33,938          29,426          12,437          3,160           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(447)

  Accumulation unit value:
    Beginning of period                    $16.82          $12.26          $11.36          $9.06          $8.85
    End of period                          $18.30          $16.82          $12.26         $11.36          $9.06
  Accumulation units outstanding
  at the end of period                    621,111         644,014         254,462         74,484          7,982

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.95          $10.39         $10.29           N/A
    End of period                          $12.00          $11.40          $10.95         $10.39           N/A
  Accumulation units outstanding
  at the end of period                     71,454          55,252          37,052         16,962           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,826           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $18.17          $14.77          $13.32         $11.38          $10.47
    End of period                          $19.63          $18.17          $14.77         $13.32          $11.38
  Accumulation units outstanding
  at the end of period                    353,661         329,290         236,446         114,210         16,223

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                    $13.73          $11.80          $10.89          $9.68           N/A
    End of period                          $13.63          $13.73          $11.80         $10.89           N/A
  Accumulation units outstanding
  at the end of period                   3,647,283       3,387,617       1,187,037        133,912          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.99            N/A             N/A            N/A
    End of period                          $11.88          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    633,590          83,380           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(762)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.48          $9.98            N/A            N/A
    End of period                          $12.53          $10.75          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,732          90,418          20,559           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1316)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,288           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $26.58          $22.47          $16.78         $13.01           N/A
    End of period                          $35.21          $26.58          $22.47         $16.78           N/A
  Accumulation units outstanding
  at the end of period                     93,211         174,528          45,322          9,603           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(402)

  Accumulation unit value:
    Beginning of period                    $13.24          $12.92          $9.61           $8.34          $7.73
    End of period                          $13.61          $13.24          $12.92          $9.61          $8.34
  Accumulation units outstanding
  at the end of period                    581,178         414,372         243,157         86,842          6,070

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.57            N/A             N/A            N/A
    End of period                          $10.70          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,006          32,049           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.81          $12.59         $11.11          $10.71
    End of period                          $15.60          $14.83          $13.81         $12.59          $11.11
  Accumulation units outstanding
  at the end of period                    381,195         381,747         229,387         119,605         14,782

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(397)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.52          $10.29          $9.55          $8.56
    End of period                          $12.17          $11.85          $10.52         $10.29          $9.55
  Accumulation units outstanding
  at the end of period                    521,345         564,348         478,937         346,302         18,825

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,467           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(433)

  Accumulation unit value:
    Beginning of period                    $20.31          $18.95          $17.77         $16.12          $15.24
    End of period                          $17.81          $20.31          $18.95         $17.77          $16.12
  Accumulation units outstanding
  at the end of period                    338,969         288,826         111,662         44,975          4,083

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(447)

  Accumulation unit value:
    Beginning of period                    $15.16          $13.18          $12.91         $11.23          $10.89
    End of period                          $14.53          $15.16          $13.18         $12.91          $11.23
  Accumulation units outstanding
  at the end of period                    346,314         338,057         229,352         111,943         14,700

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $5.93           $5.54           $5.52           $5.90           N/A
    End of period                          $6.65           $5.93           $5.54           $5.52           N/A
  Accumulation units outstanding
  at the end of period                     90,145          63,548          41,857         16,460           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(692)

  Accumulation unit value:
    Beginning of period                    $14.98          $15.51          $11.41         $10.01           N/A
    End of period                          $17.52          $14.98          $15.51         $11.41           N/A
  Accumulation units outstanding
  at the end of period                    618,718         701,695         162,864          1,693           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                    $13.06          $11.89          $11.06         $10.04           N/A
    End of period                          $14.16          $13.06          $11.89         $11.06           N/A
  Accumulation units outstanding
  at the end of period                    206,513         230,596          89,980         10,479           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $14.09          $12.30          $11.05          $9.57          $8.05
    End of period                          $14.67          $14.09          $12.30         $11.05          $9.57
  Accumulation units outstanding
  at the end of period                     63,219          79,017          38,891         24,818          2,369

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(559)

  Accumulation unit value:
    Beginning of period                    $8.78           $8.54           $7.99           $7.96           N/A
    End of period                          $9.46           $8.78           $8.54           $7.99           N/A
  Accumulation units outstanding
  at the end of period                       -             8,924           5,156            106            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(559)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,692           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(402)

  Accumulation unit value:
    Beginning of period                    $13.51          $13.33          $13.31         $13.01          $12.64
    End of period                          $14.31          $13.51          $13.33         $13.31          $13.01
  Accumulation units outstanding
  at the end of period                    343,247         481,297         297,655         36,814          3,516

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(419)

  Accumulation unit value:
    Beginning of period                    $22.37          $20.08          $18.86         $17.04          $15.33
    End of period                          $20.31          $22.37          $20.08         $18.86          $17.04
  Accumulation units outstanding
  at the end of period                     5,304           5,539           10,668          7,349           301

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(402)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.58          $13.75
    End of period                           N/A             N/A             N/A           $15.00          $14.58
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,129

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.43          $12.41          $12.46         $12.13           N/A
    End of period                          $13.00          $13.43          $12.41         $12.46           N/A
  Accumulation units outstanding
  at the end of period                    170,600         133,876         175,816         102,019          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(402)

  Accumulation unit value:
    Beginning of period                    $21.05          $19.02          $18.52         $17.23          $15.90
    End of period                          $19.45          $21.05          $19.02         $18.52          $17.23
  Accumulation units outstanding
  at the end of period                     4,677           3,062           1,701           1,710           163

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(597)

  Accumulation unit value:
    Beginning of period                    $8.33           $8.05           $7.33           $6.61           N/A
    End of period                          $8.10           $8.33           $8.05           $7.33           N/A
  Accumulation units outstanding
  at the end of period                       -             3,301           1,119            612            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1461)

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,594           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      712             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(489)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.24           N/A
    End of period                           N/A             N/A             N/A           $10.28           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(489)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.05           N/A
    End of period                           N/A             N/A             N/A            $9.99           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.16           N/A
    End of period                           N/A             N/A             N/A           $10.17           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,656           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $10.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,964            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.74            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      202             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(540)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.16           N/A
    End of period                           N/A             N/A             N/A           $10.27           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(540)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(397)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.88          $8.87
    End of period                           N/A             N/A             N/A           $10.01          $9.88
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,659

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      855             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(438)

  Accumulation unit value:
    Beginning of period                    $14.53          $12.84          $12.09         $10.96          $10.25
    End of period                          $15.53          $14.53          $12.84         $12.09          $10.96
  Accumulation units outstanding
  at the end of period                    136,736         105,157         101,182         58,226          3,703

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(438)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(711)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.46          $10.30         $10.17           N/A
    End of period                          $11.49          $11.04          $10.46         $10.30           N/A
  Accumulation units outstanding
  at the end of period                    568,464         191,289          57,149           249            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(711)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(438)

  Accumulation unit value:
    Beginning of period                    $14.47          $12.95          $12.31         $11.28          $10.64
    End of period                          $15.40          $14.47          $12.95         $12.31          $11.28
  Accumulation units outstanding
  at the end of period                    494,864         613,043         247,448         144,542         46,634

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(438)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                    $11.65          $10.78          $10.49         $10.18           N/A
    End of period                          $12.29          $11.65          $10.78         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    904,970         358,440         151,955          1,640           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(473)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.52          $12.02         $11.20          $10.94
    End of period                          $14.63          $13.75          $12.52         $12.02          $11.20
  Accumulation units outstanding
  at the end of period                    664,724         484,406         193,127         79,534          14,170

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.78          $9.88            N/A             N/A            N/A
    End of period                          $11.53          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,213           2,172            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.53          $9.90            N/A             N/A            N/A
    End of period                          $11.02          $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,858            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      855             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(473)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.57          $10.20
    End of period                           N/A             N/A             N/A           $10.77          $10.57
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             888

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(402)

  Accumulation unit value:
    Beginning of period                    $24.68          $22.17          $21.51         $19.81          $18.39
    End of period                          $25.97          $24.68          $22.17         $21.51          $19.81
  Accumulation units outstanding
  at the end of period                     93,893         163,228          49,568         21,235          2,653

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(526)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.49          $11.43         $11.55           N/A
    End of period                          $12.06          $11.76          $11.49         $11.43           N/A
  Accumulation units outstanding
  at the end of period                    589,369         341,826         141,133         12,092           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(402)

  Accumulation unit value:
    Beginning of period                    $20.29          $17.14          $16.18         $14.40          $12.98
    End of period                          $21.43          $20.29          $17.14         $16.18          $14.40
  Accumulation units outstanding
  at the end of period                    103,799          54,913          15,879         13,125           200

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $27.85          $25.02          $24.08         $22.38          $20.12
    End of period                          $30.03          $27.85          $25.02         $24.08          $22.38
  Accumulation units outstanding
  at the end of period                     59,353          39,618          30,943         11,831          1,649

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(417)

  Accumulation unit value:
    Beginning of period                    $36.52          $34.93          $31.26         $27.05          $24.73
    End of period                          $41.91          $36.52          $34.93         $31.26          $27.05
  Accumulation units outstanding
  at the end of period                     86,529          36,023          23,007         11,816           945

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(417)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(402)

  Accumulation unit value:
    Beginning of period                    $15.62          $13.29          $12.79         $11.34          $10.29
    End of period                          $15.42          $15.62          $13.29         $12.79          $11.34
  Accumulation units outstanding
  at the end of period                     82,618         121,509          68,579         41,279          2,721

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.12%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                    $16.36          $14.30           N/A             N/A            N/A
    End of period                          $17.58          $16.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,328           3,962            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(424)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.48          $10.93         $10.15          $9.60
    End of period                          $13.73          $12.12          $11.48         $10.93          $10.15
  Accumulation units outstanding
  at the end of period                     2,650           2,315           2,615           1,346           939

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(424)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(916)

  Accumulation unit value:
    Beginning of period                    $15.40          $11.53          $10.81           N/A            N/A
    End of period                          $12.81          $15.40          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,280           2,216             42             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(916)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(493)

  Accumulation unit value:
    Beginning of period                    $13.87          $12.38          $11.66         $11.62           N/A
    End of period                          $15.13          $13.87          $12.38         $11.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -              468              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $18.45          $17.96          $16.33         $15.88          $11.99
    End of period                          $20.00          $18.45          $17.96         $16.33          $15.88
  Accumulation units outstanding
  at the end of period                       -             2,883            691            2,622           415

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $16.04
    End of period                          $11.99
  Accumulation units outstanding
  at the end of period                      415


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(424)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.45           $9.08          $8.75
    End of period                           N/A             N/A            $8.58           $9.45          $9.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(424)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(434)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.62          $9.86           $9.20          $8.88
    End of period                          $12.18          $11.52          $10.62          $9.86          $9.20
  Accumulation units outstanding
  at the end of period                     11,711          10,147          7,704           6,407          3,315

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1057)

  Accumulation unit value:
    Beginning of period                    $23.97          $23.63           N/A             N/A            N/A
    End of period                          $28.31          $23.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      748             506             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $25.57          $24.97          $24.36         $22.29          $16.80
    End of period                          $27.47          $25.57          $24.97         $24.36          $22.29
  Accumulation units outstanding
  at the end of period                      847             419             304             316            321

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $20.73
    End of period                          $16.80
  Accumulation units outstanding
  at the end of period                      321

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.96           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      209             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $10.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      502             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $18.03          $16.39          $16.19         $15.56          $12.76
    End of period                          $17.75          $18.03          $16.39         $16.19          $15.56
  Accumulation units outstanding
  at the end of period                     1,422           3,288           1,858           1,877          1,050

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $15.72
    End of period                          $12.76
  Accumulation units outstanding
  at the end of period                     1,053


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(137)

  Accumulation unit value:
    Beginning of period                    $21.76          $18.51          $18.44         $15.85          $11.57
    End of period                          $23.88          $21.76          $18.51         $18.44          $15.85
  Accumulation units outstanding
  at the end of period                      838             843             825            1,846          1,059

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(137)

  Accumulation unit value:
    Beginning of period                    $13.91
    End of period                          $11.57
  Accumulation units outstanding
  at the end of period                      361

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.57           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,628            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.63            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,958            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.30           N/A             N/A            N/A
    End of period                          $10.79          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,513           4,672            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,357            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.88          $10.52           N/A            N/A
    End of period                          $11.52          $12.54          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      325             781              70             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(491)

  Accumulation unit value:
    Beginning of period                    $17.90          $17.46          $17.38         $16.74           N/A
    End of period                          $18.75          $17.90          $17.46         $17.38           N/A
  Accumulation units outstanding
  at the end of period                     5,435           5,123           3,835            727            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(491)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.23          $10.91           N/A            N/A
    End of period                          $12.81          $12.73          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,214           4,611             67             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      550             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(434)

  Accumulation unit value:
    Beginning of period                    $14.95          $11.57          $9.96           $8.30          $7.62
    End of period                          $16.38          $14.95          $11.57          $9.96          $8.30
  Accumulation units outstanding
  at the end of period                     3,680           4,579           5,251           1,925          1,933

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $22.35          $20.37          $19.24           N/A            N/A
    End of period                          $23.62          $22.35          $20.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                      366              52             204             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(491)

  Accumulation unit value:
    Beginning of period                    $14.72          $14.57          $14.53         $14.33           N/A
    End of period                          $15.33          $14.72          $14.57         $14.53           N/A
  Accumulation units outstanding
  at the end of period                     3,914           3,282           2,087           4,998           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(491)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.84          $8.32            N/A             N/A            N/A
    End of period                          $13.98          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      965              67             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(137)

  Accumulation unit value:
    Beginning of period                    $19.61          $17.49          $16.42         $13.44          $10.65
    End of period                          $18.70          $19.61          $17.49         $16.42          $13.44
  Accumulation units outstanding
  at the end of period                     2,276           1,932           3,572           3,900          2,530

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(137)

  Accumulation unit value:
    Beginning of period                    $12.24
    End of period                          $10.65
  Accumulation units outstanding
  at the end of period                      770


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(123)

  Accumulation unit value:
    Beginning of period                    $16.32          $14.27          $13.93         $12.33          $9.07
    End of period                          $14.89          $16.32          $14.27         $13.93          $12.33
  Accumulation units outstanding
  at the end of period                     1,300           1,365           1,615           3,946          1,653

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(123)

  Accumulation unit value:
    Beginning of period                    $11.57
    End of period                          $9.07
  Accumulation units outstanding
  at the end of period                     1,017

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(536)

  Accumulation unit value:
    Beginning of period                    $12.06          $10.97          $11.54          $9.63           N/A
    End of period                          $11.47          $12.06          $10.97         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     3,752           8,894           14,962         11,762           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.85          $10.88         $10.72          $10.68
    End of period                          $11.47          $11.01          $10.85         $10.88          $10.72
  Accumulation units outstanding
  at the end of period                     6,603           5,008           3,993           1,096           735

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $5.78           $4.34           $4.39           $3.99           N/A
    End of period                          $5.90           $5.78           $4.34           $4.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $11.46           N/A             N/A             N/A            N/A
    End of period                          $10.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       51             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(123)

  Accumulation unit value:
    Beginning of period                    $10.85          $8.55           $9.26           $9.19          $7.47
    End of period                          $10.73          $10.85          $8.55           $9.26          $9.19
  Accumulation units outstanding
  at the end of period                     6,087           7,899           8,636           3,271          2,599

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(123)

  Accumulation unit value:
    Beginning of period                    $9.11
    End of period                          $7.47
  Accumulation units outstanding
  at the end of period                     1,300

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1039)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.16           N/A             N/A            N/A
    End of period                          $10.35          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,166           1,772            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1039)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(424)

  Accumulation unit value:
    Beginning of period                    $9.33           $8.16           $7.99           $7.34          $6.73
    End of period                          $9.48           $9.33           $8.16           $7.99          $7.34
  Accumulation units outstanding
  at the end of period                      761             761             761             761             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(424)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1059)

  Accumulation unit value:
    Beginning of period                    $14.11          $13.00           N/A             N/A            N/A
    End of period                          $11.41          $14.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(482)

  Accumulation unit value:
    Beginning of period                    $16.81          $12.25          $11.36          $9.06          $8.91
    End of period                          $18.28          $16.81          $12.25         $11.36          $9.06
  Accumulation units outstanding
  at the end of period                     9,347           9,426           9,180           6,615           803

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(482)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(768)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.94          $10.28           N/A            N/A
    End of period                          $11.99          $11.38          $10.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,775           5,574            377             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(470)

  Accumulation unit value:
    Beginning of period                    $18.16          $14.77          $13.31         $11.38          $10.81
    End of period                          $19.62          $18.16          $14.77         $13.31          $11.38
  Accumulation units outstanding
  at the end of period                     9,320           10,831          8,175           2,295          1,770

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(809)

  Accumulation unit value:
    Beginning of period                    $13.73          $11.80          $10.41           N/A            N/A
    End of period                          $13.63          $13.73          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,188          36,155          11,228           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(809)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1027)

  Accumulation unit value:
    Beginning of period                    $10.75          $9.83            N/A             N/A            N/A
    End of period                          $12.53          $10.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,005           1,096            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(621)

  Accumulation unit value:
    Beginning of period                    $26.56          $22.46          $16.77         $15.11           N/A
    End of period                          $35.17          $26.56          $22.46         $16.77           N/A
  Accumulation units outstanding
  at the end of period                     1,570           1,505           3,154           3,280           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(594)

  Accumulation unit value:
    Beginning of period                    $13.23          $12.91          $9.60           $8.40           N/A
    End of period                          $13.60          $13.23          $12.91          $9.60           N/A
  Accumulation units outstanding
  at the end of period                     4,963           5,968           6,683             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(123)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.81          $12.59         $11.11          $8.43
    End of period                          $15.60          $14.83          $13.81         $12.59          $11.11
  Accumulation units outstanding
  at the end of period                     5,649           7,403           8,146           2,438          2,080

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(123)

  Accumulation unit value:
    Beginning of period                    $10.53
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                      633


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(470)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.52          $10.29          $9.55          $9.19
    End of period                          $12.17          $11.85          $10.52         $10.29          $9.55
  Accumulation units outstanding
  at the end of period                     10,582          15,131          13,772          6,543          1,711

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(768)

  Accumulation unit value:
    Beginning of period                    $20.29          $18.93          $17.55           N/A            N/A
    End of period                          $17.79          $20.29          $18.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,276           4,285           2,053            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(123)

  Accumulation unit value:
    Beginning of period                    $15.15          $13.17          $12.90         $11.23          $7.86
    End of period                          $14.52          $15.15          $13.17         $12.90          $11.23
  Accumulation units outstanding
  at the end of period                     5,780           7,493           7,985           3,145          2,421

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(123)

  Accumulation unit value:
    Beginning of period                    $10.18
    End of period                          $7.86
  Accumulation units outstanding
  at the end of period                      654


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $5.93           $5.53           $5.52           $5.29           N/A
    End of period                          $6.65           $5.93           $5.53           $5.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(815)

  Accumulation unit value:
    Beginning of period                    $14.97          $15.51          $11.76           N/A            N/A
    End of period                          $17.51          $14.97          $15.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                      625             692             399             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1039)

  Accumulation unit value:
    Beginning of period                    $13.06          $11.99           N/A             N/A            N/A
    End of period                          $14.15          $13.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,440           1,501            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1039)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(137)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.30          $11.04          $9.56          $6.95
    End of period                          $14.66          $14.08          $12.30         $11.04          $9.56
  Accumulation units outstanding
  at the end of period                     4,786           7,274           5,506           4,091          1,126

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(137)

  Accumulation unit value:
    Beginning of period                    $8.30
    End of period                          $6.95
  Accumulation units outstanding
  at the end of period                     1,131


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(493)

  Accumulation unit value:
    Beginning of period                    $8.77           $8.54           $7.99           $8.02           N/A
    End of period                          $9.45           $8.77           $8.54           $7.99           N/A
  Accumulation units outstanding
  at the end of period                       -             1,502           2,483             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,693            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(137)

  Accumulation unit value:
    Beginning of period                    $13.49          $13.32          $13.30         $13.00          $12.68
    End of period                          $14.30          $13.49          $13.32         $13.30          $13.00
  Accumulation units outstanding
  at the end of period                     11,178          11,758          13,805          8,476          7,354

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(137)

  Accumulation unit value:
    Beginning of period                    $12.19
    End of period                          $12.68
  Accumulation units outstanding
  at the end of period                     1,349

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(624)

  Accumulation unit value:
    Beginning of period                    $22.34          $20.06          $18.84         $16.75           N/A
    End of period                          $20.28          $22.34          $20.06         $18.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(137)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.57          $12.54
    End of period                           N/A             N/A             N/A           $14.98          $14.57
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,264

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(137)

  Accumulation unit value:
    Beginning of period                    $12.49
    End of period                          $12.54
  Accumulation units outstanding
  at the end of period                     1,036

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.42          $12.40          $12.46         $12.13           N/A
    End of period                          $12.99          $13.42          $12.40         $12.46           N/A
  Accumulation units outstanding
  at the end of period                     4,953           3,278           2,933           5,084           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $21.03          $19.00          $18.50         $17.21          $14.12
    End of period                          $19.42          $21.03          $19.00         $18.50          $17.21
  Accumulation units outstanding
  at the end of period                     1,930           2,441           2,458           1,767          1,774

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $16.13
    End of period                          $14.12
  Accumulation units outstanding
  at the end of period                      871

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(482)

  Accumulation unit value:
    Beginning of period                    $8.33           $8.04           $7.33           $6.31          $6.25
    End of period                          $8.09           $8.33           $8.04           $7.33          $6.31
  Accumulation units outstanding
  at the end of period                       -              860             420             552            573

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(482)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.58           N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,895            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(424)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.09          $9.36
    End of period                           N/A             N/A             N/A           $10.26          $10.09
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(424)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(484)

  Accumulation unit value:
    Beginning of period                    $14.52          $12.83          $12.08         $10.96          $10.94
    End of period                          $15.51          $14.52          $12.83         $12.08          $10.96
  Accumulation units outstanding
  at the end of period                      268              -               -             2,836          2,839

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(484)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(781)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.46          $10.33           N/A            N/A
    End of period                          $11.49          $11.04          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,661          10,290          9,328            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(284)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.94          $12.30         $11.28          $8.96
    End of period                          $15.39          $14.46          $12.94         $12.30          $11.28
  Accumulation units outstanding
  at the end of period                     2,191           20,501          20,627         14,742          14,742

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(800)

  Accumulation unit value:
    Beginning of period                    $11.65          $10.78          $10.26           N/A            N/A
    End of period                          $12.29          $11.65          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,382           6,807           6,807            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(434)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.51          $12.01         $11.19          $10.75
    End of period                          $14.62          $13.74          $12.51         $12.01          $11.19
  Accumulation units outstanding
  at the end of period                     6,692           9,531           9,541           4,169          1,370

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.96           N/A             N/A             N/A            N/A
    End of period                          $11.02           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      592             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(123)

  Accumulation unit value:
    Beginning of period                    $24.65          $22.15          $21.48         $19.79          $16.63
    End of period                          $25.94          $24.65          $22.15         $21.48          $19.79
  Accumulation units outstanding
  at the end of period                     3,903           1,325           1,129           1,515          1,154

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(123)

  Accumulation unit value:
    Beginning of period                    $18.04
    End of period                          $16.63
  Accumulation units outstanding
  at the end of period                      369


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(441)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.48          $11.41         $11.57          $11.60
    End of period                          $12.04          $11.75          $11.48         $11.41          $11.57
  Accumulation units outstanding
  at the end of period                     13,980          14,166          7,957           8,166            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(482)

  Accumulation unit value:
    Beginning of period                    $20.28          $17.13          $16.18         $14.40          $14.17
    End of period                          $21.42          $20.28          $17.13         $16.18          $14.40
  Accumulation units outstanding
  at the end of period                     3,538           3,761            409             371            505

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(482)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $27.82          $24.99          $24.06         $22.36          $17.50
    End of period                          $29.99          $27.82          $24.99         $24.06          $22.36
  Accumulation units outstanding
  at the end of period                     7,601           2,332           3,723           2,217           476

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $21.21
    End of period                          $17.50
  Accumulation units outstanding
  at the end of period                      314

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $36.48          $34.89          $31.23         $27.03          $19.92
    End of period                          $41.86          $36.48          $34.89         $31.23          $27.03
  Accumulation units outstanding
  at the end of period                      784             839            1,719            859            603

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $25.22
    End of period                          $19.92
  Accumulation units outstanding
  at the end of period                      470


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(424)

  Accumulation unit value:
    Beginning of period                    $15.61          $13.28          $12.78         $11.33          $10.26
    End of period                          $15.41          $15.61          $13.28         $12.78          $11.33
  Accumulation units outstanding
  at the end of period                     6,511           9,828           7,549           7,006          3,822

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(424)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.135%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1278)

  Accumulation unit value:
    Beginning of period                    $16.69           N/A             N/A             N/A            N/A
    End of period                          $17.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,220            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1386)

  Accumulation unit value:
    Beginning of period                    $12.55           N/A             N/A             N/A            N/A
    End of period                          $13.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,570            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1265)

  Accumulation unit value:
    Beginning of period                    $15.27           N/A             N/A             N/A            N/A
    End of period                          $12.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,654            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1265)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(1391)

  Accumulation unit value:
    Beginning of period                    $15.25           N/A             N/A             N/A            N/A
    End of period                          $15.11           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      282             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(1391)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1281)

  Accumulation unit value:
    Beginning of period                    $11.84           N/A             N/A             N/A            N/A
    End of period                          $12.17           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,671            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1281)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1422)

  Accumulation unit value:
    Beginning of period                    $29.73           N/A             N/A             N/A            N/A
    End of period                          $27.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      443             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division(1386)

  Accumulation unit value:
    Beginning of period                    $11.98           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,643            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division(1386)

  Accumulation unit value:
    Beginning of period                    $10.31           N/A             N/A             N/A            N/A
    End of period                          $10.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,536            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1386)

  Accumulation unit value:
    Beginning of period                    $23.05           N/A             N/A             N/A            N/A
    End of period                          $23.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,088            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division(1301)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,465           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division(1301)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division(1422)

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,762            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1273)

  Accumulation unit value:
    Beginning of period                    $10.90           N/A             N/A             N/A            N/A
    End of period                          $10.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      194             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division(1391)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,742            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division(1391)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1386)

  Accumulation unit value:
    Beginning of period                    $12.71           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,433            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1386)

  Accumulation unit value:
    Beginning of period                    $18.03           N/A             N/A             N/A            N/A
    End of period                          $18.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,056            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1386)

  Accumulation unit value:
    Beginning of period                    $12.83           N/A             N/A             N/A            N/A
    End of period                          $12.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,064            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1278)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $10.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       63             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1273)

  Accumulation unit value:
    Beginning of period                    $14.77           N/A             N/A             N/A            N/A
    End of period                          $16.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,801            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1386)

  Accumulation unit value:
    Beginning of period                    $12.18           N/A             N/A             N/A            N/A
    End of period                          $13.98           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,601            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(1408)

  Accumulation unit value:
    Beginning of period                    $20.51           N/A             N/A             N/A            N/A
    End of period                          $18.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,050            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(1408)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1422)

  Accumulation unit value:
    Beginning of period                    $16.34           N/A             N/A             N/A            N/A
    End of period                          $14.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      403             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1251)

  Accumulation unit value:
    Beginning of period                    $11.99           N/A             N/A             N/A            N/A
    End of period                          $11.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,761            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1251)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(1278)

  Accumulation unit value:
    Beginning of period                    $11.12           N/A             N/A             N/A            N/A
    End of period                          $11.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,677            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(1278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1325)

  Accumulation unit value:
    Beginning of period                    $6.70            N/A             N/A             N/A            N/A
    End of period                          $5.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       90             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(1251)

  Accumulation unit value:
    Beginning of period                    $11.09           N/A             N/A             N/A            N/A
    End of period                          $10.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,260            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(1251)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1260)

  Accumulation unit value:
    Beginning of period                    $12.03           N/A             N/A             N/A            N/A
    End of period                          $10.35           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,115            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1273)

  Accumulation unit value:
    Beginning of period                    $13.54           N/A             N/A             N/A            N/A
    End of period                          $11.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      541             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1251)

  Accumulation unit value:
    Beginning of period                    $17.36           N/A             N/A             N/A            N/A
    End of period                          $18.26           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,135            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1251)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(1273)

  Accumulation unit value:
    Beginning of period                    $11.23           N/A             N/A             N/A            N/A
    End of period                          $11.97           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,051            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1378)

  Accumulation unit value:
    Beginning of period                    $9.60            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,646            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(1301)

  Accumulation unit value:
    Beginning of period                    $19.60           N/A             N/A             N/A            N/A
    End of period                          $19.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,626            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(1301)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1250)

  Accumulation unit value:
    Beginning of period                    $13.81           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    127,754           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1250)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1286)

  Accumulation unit value:
    Beginning of period                    $10.65           N/A             N/A             N/A            N/A
    End of period                          $11.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,381           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1286)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1325)

  Accumulation unit value:
    Beginning of period                    $11.16           N/A             N/A             N/A            N/A
    End of period                          $12.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,105            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1409)

  Accumulation unit value:
    Beginning of period                    $11.67           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      328             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1409)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1273)

  Accumulation unit value:
    Beginning of period                    $25.83           N/A             N/A             N/A            N/A
    End of period                          $35.12           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,810            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(1251)

  Accumulation unit value:
    Beginning of period                    $13.25           N/A             N/A             N/A            N/A
    End of period                          $13.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,170            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(1251)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1325)

  Accumulation unit value:
    Beginning of period                    $10.83           N/A             N/A             N/A            N/A
    End of period                          $10.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      237             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1286)

  Accumulation unit value:
    Beginning of period                    $15.76           N/A             N/A             N/A            N/A
    End of period                          $15.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,491           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1286)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index
Division(1252)

  Accumulation unit value:
    Beginning of period                    $12.04           N/A             N/A             N/A            N/A
    End of period                          $12.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,072           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index
Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1409)

  Accumulation unit value:
    Beginning of period                    $9.46            N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      205             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1409)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1251)

  Accumulation unit value:
    Beginning of period                    $19.38           N/A             N/A             N/A            N/A
    End of period                          $17.77           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,842            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1251)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(1319)

  Accumulation unit value:
    Beginning of period                    $15.92           N/A             N/A             N/A            N/A
    End of period                          $14.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,523            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(1319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1447)

  Accumulation unit value:
    Beginning of period                    $6.33            N/A             N/A             N/A            N/A
    End of period                          $6.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,616            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1252)

  Accumulation unit value:
    Beginning of period                    $14.48           N/A             N/A             N/A            N/A
    End of period                          $17.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,928           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1325)

  Accumulation unit value:
    Beginning of period                    $13.76           N/A             N/A             N/A            N/A
    End of period                          $14.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      175             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1391)

  Accumulation unit value:
    Beginning of period                    $14.76           N/A             N/A             N/A            N/A
    End of period                          $14.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      627             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1391)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return
Division(1386)

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,353           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return
Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1273)

  Accumulation unit value:
    Beginning of period                    $13.66           N/A             N/A             N/A            N/A
    End of period                          $14.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,079           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1273)

  Accumulation unit value:
    Beginning of period                    $13.66           N/A             N/A             N/A            N/A
    End of period                          $12.96           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,488            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(1386)

  Accumulation unit value:
    Beginning of period                    $21.29           N/A             N/A             N/A            N/A
    End of period                          $19.39           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,260            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1285)

  Accumulation unit value:
    Beginning of period                    $13.99           N/A             N/A             N/A            N/A
    End of period                          $14.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,757            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1285)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1457)

  Accumulation unit value:
    Beginning of period                    $11.55           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,614            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1457)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(1335)

  Accumulation unit value:
    Beginning of period                    $25.81           N/A             N/A             N/A            N/A
    End of period                          $25.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       44             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(1335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1377)

  Accumulation unit value:
    Beginning of period                    $11.91           N/A             N/A             N/A            N/A
    End of period                          $12.02           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,387           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1386)

  Accumulation unit value:
    Beginning of period                    $21.14           N/A             N/A             N/A            N/A
    End of period                          $21.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,683            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1278)

  Accumulation unit value:
    Beginning of period                    $28.17           N/A             N/A             N/A            N/A
    End of period                          $29.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,603            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(1293)

  Accumulation unit value:
    Beginning of period                    $38.66           N/A             N/A             N/A            N/A
    End of period                          $41.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,442            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(1293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(1252)

  Accumulation unit value:
    Beginning of period                    $15.92           N/A             N/A             N/A            N/A
    End of period                          $15.39           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,574           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.145%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(148)

  Accumulation unit value:
    Beginning of period                    $16.31          $13.60          $12.55         $11.02          $8.76
    End of period                          $17.53          $16.31          $13.60         $12.55          $11.02
  Accumulation units outstanding
  at the end of period                     4,865           6,451           3,735           4,899          4,115

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(148)

  Accumulation unit value:
    Beginning of period                    $10.64
    End of period                          $8.76
  Accumulation units outstanding
  at the end of period                      888

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(278)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.47          $10.92         $10.15          $7.85
    End of period                          $13.71          $12.11          $11.47         $10.92          $10.15
  Accumulation units outstanding
  at the end of period                     11,957          12,282          13,225         19,483          15,067

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(320)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.28          $7.87
    End of period                           N/A             N/A             N/A            $9.06          $9.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,442

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.40          $11.53          $10.74           N/A            N/A
    End of period                          $12.81          $15.40          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,797           12,483           472             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $13.87          $12.38          $11.66         $11.15          $8.23
    End of period                          $15.12          $13.87          $12.38         $11.66          $11.15
  Accumulation units outstanding
  at the end of period                      246            2,948           3,757           6,893          5,162

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $7.24
    End of period                          $8.23
  Accumulation units outstanding
  at the end of period                     2,120

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(278)

  Accumulation unit value:
    Beginning of period                    $18.41          $17.91          $16.30         $15.85          $11.66
    End of period                          $19.95          $18.41          $17.91         $16.30          $15.85
  Accumulation units outstanding
  at the end of period                       -             2,865           2,891           3,186          6,850

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(292)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.44           $9.07          $7.64
    End of period                           N/A             N/A            $8.56           $9.44          $9.07
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             7,782          9,357

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(292)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(195)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.61          $9.85           $9.19          $8.26
    End of period                          $12.16          $11.51          $10.61          $9.85          $9.19
  Accumulation units outstanding
  at the end of period                     18,349          19,175          34,040         34,204          28,366

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(195)

  Accumulation unit value:
    Beginning of period                    $8.25
    End of period                          $8.26
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(900)

  Accumulation unit value:
    Beginning of period                    $23.89          $21.54          $20.44           N/A            N/A
    End of period                          $28.20          $23.89          $21.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                      114             662              20             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(221)

  Accumulation unit value:
    Beginning of period                    $25.50          $24.90          $24.31         $22.24          $16.77
    End of period                          $27.38          $25.50          $24.90         $24.31          $22.24
  Accumulation units outstanding
  at the end of period                      490            1,882           2,514           2,359          2,098

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(221)

  Accumulation unit value:
    Beginning of period                    $18.07
    End of period                          $16.77
  Accumulation units outstanding
  at the end of period                      993

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.19           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,285            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $17.98          $16.35          $16.16         $15.53          $12.21
    End of period                          $17.70          $17.98          $16.35         $16.16          $15.53
  Accumulation units outstanding
  at the end of period                     3,411           4,176           4,204           4,722          8,323

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(229)

  Accumulation unit value:
    Beginning of period                    $21.70          $18.46          $18.40         $15.82          $11.55
    End of period                          $23.81          $21.70          $18.46         $18.40          $15.82
  Accumulation units outstanding
  at the end of period                     9,729           10,082          9,519          10,215          3,411

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(229)

  Accumulation unit value:
    Beginning of period                    $11.00
    End of period                          $11.55
  Accumulation units outstanding
  at the end of period                      171

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1217)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.85           N/A             N/A            N/A
    End of period                          $10.79          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,385            683             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1217)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,806            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                    $12.53          $10.88          $10.69           N/A            N/A
    End of period                          $11.51          $12.53          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      525              22              59             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(148)

  Accumulation unit value:
    Beginning of period                    $17.85          $17.42          $17.34         $16.57          $14.91
    End of period                          $18.69          $17.85          $17.42         $17.34          $16.57
  Accumulation units outstanding
  at the end of period                     4,153           5,897           6,052           5,483          5,442

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(148)

  Accumulation unit value:
    Beginning of period                    $14.10
    End of period                          $14.91
  Accumulation units outstanding
  at the end of period                      398

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(987)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.59           N/A             N/A            N/A
    End of period                          $12.80          $12.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,142           3,746            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(987)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1131)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.05           N/A             N/A            N/A
    End of period                          $10.43          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,891           1,874            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1131)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(320)

  Accumulation unit value:
    Beginning of period                    $14.91          $11.54          $9.95           $8.29          $6.08
    End of period                          $16.34          $14.91          $11.54          $9.95          $8.29
  Accumulation units outstanding
  at the end of period                     10,248          25,469          4,169           4,168          3,908

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(320)

  Accumulation unit value:
    Beginning of period                    $22.29          $20.32          $19.55         $16.93          $13.55
    End of period                          $23.55          $22.29          $20.32         $19.55          $16.93
  Accumulation units outstanding
  at the end of period                     3,614           2,025           5,671           6,118          4,301

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(143)

  Accumulation unit value:
    Beginning of period                    $14.69          $14.53          $14.50         $14.27          $14.41
    End of period                          $15.29          $14.69          $14.53         $14.50          $14.27
  Accumulation units outstanding
  at the end of period                     1,161           36,546          36,600         36,693          37,074

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(143)

  Accumulation unit value:
    Beginning of period                    $13.59
    End of period                          $14.41
  Accumulation units outstanding
  at the end of period                     35,559


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1124)

  Accumulation unit value:
    Beginning of period                    $10.83          $8.87            N/A             N/A            N/A
    End of period                          $13.98          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,455            657             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1124)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $19.57          $17.45          $16.39         $13.42          $10.64
    End of period                          $18.65          $19.57          $17.45         $16.39          $13.42
  Accumulation units outstanding
  at the end of period                     7,564           12,085          23,668         24,565          19,501

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $13.06
    End of period                          $10.64
  Accumulation units outstanding
  at the end of period                     3,964


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $16.29          $14.25          $13.91         $12.32          $9.06
    End of period                          $14.85          $16.29          $14.25         $13.91          $12.32
  Accumulation units outstanding
  at the end of period                     3,996           11,672          20,892         22,096          22,062

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $11.87
    End of period                          $9.06
  Accumulation units outstanding
  at the end of period                     4,720

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(219)

  Accumulation unit value:
    Beginning of period                    $12.03          $10.95          $11.53          $9.66          $7.43
    End of period                          $11.44          $12.03          $10.95         $11.53          $9.66
  Accumulation units outstanding
  at the end of period                     35,331          45,421          48,597         57,477          48,828

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(219)

  Accumulation unit value:
    Beginning of period                    $7.38
    End of period                          $7.43
  Accumulation units outstanding
  at the end of period                     3,477

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(173)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.84          $10.87         $10.72          $10.63
    End of period                          $11.45          $11.00          $10.84         $10.87          $10.72
  Accumulation units outstanding
  at the end of period                     43,519          50,144          24,973          9,577          9,123

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(173)

  Accumulation unit value:
    Beginning of period                    $10.38
    End of period                          $10.63
  Accumulation units outstanding
  at the end of period                     16,587


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(900)

  Accumulation unit value:
    Beginning of period                    $5.77           $4.33           $4.25            N/A            N/A
    End of period                          $5.89           $5.77           $4.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,427           1,076             98             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(607)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.01          $10.48          $9.66           N/A
    End of period                          $10.02          $11.11          $10.01         $10.48           N/A
  Accumulation units outstanding
  at the end of period                      296             296             296             296            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(174)

  Accumulation unit value:
    Beginning of period                    $10.82          $8.54           $9.24           $9.18          $7.46
    End of period                          $10.70          $10.82          $8.54           $9.24          $9.18
  Accumulation units outstanding
  at the end of period                     46,557          85,863          96,988         87,000          68,210

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(174)

  Accumulation unit value:
    Beginning of period                    $7.67
    End of period                          $7.46
  Accumulation units outstanding
  at the end of period                     5,032

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1048)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.12           N/A             N/A            N/A
    End of period                          $10.35          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,187          5,078            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(321)

  Accumulation unit value:
    Beginning of period                    $9.31           $8.14           $7.98           $7.33          $6.13
    End of period                          $9.46           $9.31           $8.14           $7.98          $7.33
  Accumulation units outstanding
  at the end of period                     11,705          5,920           5,295           7,849          8,625

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.12          $11.67         $10.36           N/A
    End of period                          $11.39          $14.08          $12.12         $11.67           N/A
  Accumulation units outstanding
  at the end of period                     1,114            927             870             834            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(231)

  Accumulation unit value:
    Beginning of period                    $16.78          $12.23          $11.34          $9.05          $6.94
    End of period                          $18.25          $16.78          $12.23         $11.34          $9.05
  Accumulation units outstanding
  at the end of period                     40,826          59,776          52,795         55,682          43,943

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(231)

  Accumulation unit value:
    Beginning of period                    $7.25
    End of period                          $6.94
  Accumulation units outstanding
  at the end of period                      196

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(570)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.93          $10.37         $10.62           N/A
    End of period                          $11.97          $11.37          $10.93         $10.37           N/A
  Accumulation units outstanding
  at the end of period                     1,755           1,822           1,254            876            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(570)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(231)

  Accumulation unit value:
    Beginning of period                    $18.14          $14.75          $13.30         $11.37          $8.46
    End of period                          $19.59          $18.14          $14.75         $13.30          $11.37
  Accumulation units outstanding
  at the end of period                     21,071          17,537          21,644         14,676          13,864

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(231)

  Accumulation unit value:
    Beginning of period                    $8.76
    End of period                          $8.46
  Accumulation units outstanding
  at the end of period                      138


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                    $13.72          $11.80          $10.89         $10.41           N/A
    End of period                          $13.62          $13.72          $11.80         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     33,248          57,501          29,760         20,343           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1144)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.70            N/A             N/A            N/A
    End of period                          $11.87          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,231            482             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1144)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(975)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.48          $10.57           N/A            N/A
    End of period                          $12.52          $10.74          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,069           5,993            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(975)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $26.51          $22.42          $16.75         $14.54           N/A
    End of period                          $35.10          $26.51          $22.42         $16.75           N/A
  Accumulation units outstanding
  at the end of period                     3,693           3,973           2,643            547            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(231)

  Accumulation unit value:
    Beginning of period                    $13.20          $12.89          $9.59           $8.33          $7.15
    End of period                          $13.57          $13.20          $12.89          $9.59          $8.33
  Accumulation units outstanding
  at the end of period                     34,770          52,997          61,925         74,167          55,418

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(231)

  Accumulation unit value:
    Beginning of period                    $7.38
    End of period                          $7.15
  Accumulation units outstanding
  at the end of period                     1,689


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(231)

  Accumulation unit value:
    Beginning of period                    $14.81          $13.79          $12.58         $11.10          $8.43
    End of period                          $15.57          $14.81          $13.79         $12.58          $11.10
  Accumulation units outstanding
  at the end of period                     27,345          24,469          28,707         24,362          15,577

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(231)

  Accumulation unit value:
    Beginning of period                    $8.74
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                      138


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(231)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.51          $10.28          $9.55          $7.63
    End of period                          $12.15          $11.83          $10.51         $10.28          $9.55
  Accumulation units outstanding
  at the end of period                     48,038          54,221          58,858         52,621          32,427

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(231)

  Accumulation unit value:
    Beginning of period                    $8.08
    End of period                          $7.63
  Accumulation units outstanding
  at the end of period                      149

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(148)

  Accumulation unit value:
    Beginning of period                    $20.26          $18.91          $17.73         $16.09          $11.11
    End of period                          $17.76          $20.26          $18.91         $17.73          $16.09
  Accumulation units outstanding
  at the end of period                     21,445          29,828          32,380         36,131          29,027

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(148)

  Accumulation unit value:
    Beginning of period                    $12.42
    End of period                          $11.11
  Accumulation units outstanding
  at the end of period                      772

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(219)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.16          $12.90         $11.20          $7.86
    End of period                          $14.49          $15.13          $13.16         $12.90          $11.20
  Accumulation units outstanding
  at the end of period                     25,583          21,734          28,210         22,189          15,565

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(219)

  Accumulation unit value:
    Beginning of period                    $7.97
    End of period                          $7.86
  Accumulation units outstanding
  at the end of period                     1,078


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(607)

  Accumulation unit value:
    Beginning of period                    $5.91           $5.53           $5.51           $5.40           N/A
    End of period                          $6.63           $5.91           $5.53           $5.51           N/A
  Accumulation units outstanding
  at the end of period                     1,998           1,377           2,559            529            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(701)

  Accumulation unit value:
    Beginning of period                    $14.96          $15.50          $11.41         $10.53           N/A
    End of period                          $17.50          $14.96          $15.50         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     16,458          26,182          22,188          4,499           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                    $13.05          $11.88          $11.06         $10.58           N/A
    End of period                          $14.14          $13.05          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     2,217           5,450           11,877         10,083           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(202)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.30          $11.04          $9.57          $6.96
    End of period                          $14.65          $14.08          $12.30         $11.04          $9.57
  Accumulation units outstanding
  at the end of period                     6,758           14,999          6,726          10,612          10,682

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(202)

  Accumulation unit value:
    Beginning of period                    $6.53
    End of period                          $6.96
  Accumulation units outstanding
  at the end of period                      124


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(229)

  Accumulation unit value:
    Beginning of period                    $8.76           $8.53           $7.98           $7.83          $6.79
    End of period                          $9.44           $8.76           $8.53           $7.98          $7.83
  Accumulation units outstanding
  at the end of period                       -             4,314           4,366           7,652          7,856

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(229)

  Accumulation unit value:
    Beginning of period                    $7.28
    End of period                          $6.79
  Accumulation units outstanding
  at the end of period                      266

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(148)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.29          $13.27         $12.98          $12.66
    End of period                          $14.26          $13.46          $13.29         $13.27          $12.98
  Accumulation units outstanding
  at the end of period                     67,708          50,250          38,923         36,437          58,215

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(148)

  Accumulation unit value:
    Beginning of period                    $12.09
    End of period                          $12.66
  Accumulation units outstanding
  at the end of period                     2,736

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $22.27          $20.01          $18.79         $16.99          $13.64
    End of period                          $20.22          $22.27          $20.01         $18.79          $16.99
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,099

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $16.95
    End of period                          $13.64
  Accumulation units outstanding
  at the end of period                     2,109


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(148)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.54          $12.51
    End of period                           N/A             N/A             N/A           $14.95          $14.54
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,397

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(148)

  Accumulation unit value:
    Beginning of period                    $12.03
    End of period                          $12.51
  Accumulation units outstanding
  at the end of period                     1,879

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.39          $12.38          $12.43         $12.11           N/A
    End of period                          $12.96          $13.39          $12.38         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     13,667          20,156          19,080         20,415           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $20.96          $18.95          $18.45         $17.18          $14.09
    End of period                          $19.36          $20.96          $18.95         $18.45          $17.18
  Accumulation units outstanding
  at the end of period                     3,400           5,638           6,472           8,231          7,214

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.55
    End of period                          $14.09
  Accumulation units outstanding
  at the end of period                     6,034

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(244)

  Accumulation unit value:
    Beginning of period                    $8.31           $8.03           $7.32           $6.30          $4.83
    End of period                          $8.07           $8.31           $8.03           $7.32          $6.30
  Accumulation units outstanding
  at the end of period                       -             3,819           3,805           5,247          6,307

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(244)

  Accumulation unit value:
    Beginning of period                    $4.84
    End of period                          $4.83
  Accumulation units outstanding
  at the end of period                      125


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,003            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14          $8.50
    End of period                           N/A             N/A             N/A           $10.27          $10.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            26,348

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(340)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.84          $8.47
    End of period                           N/A             N/A             N/A            $9.98          $9.84
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             524

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(340)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(340)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.01          $8.82
    End of period                           N/A             N/A             N/A           $10.16          $10.01
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             452

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(340)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,910            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.66           N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,456            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(338)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08          $8.65
    End of period                           N/A             N/A             N/A           $10.24          $10.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            8,941

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.86          $7.77
    End of period                           N/A             N/A             N/A            $9.99          $9.86
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,326

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(224)

  Accumulation unit value:
    Beginning of period                    $7.78
    End of period                          $7.77
  Accumulation units outstanding
  at the end of period                     2,511

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(344)

  Accumulation unit value:
    Beginning of period                    $14.48          $12.80          $12.06         $10.94          $9.67
    End of period                          $15.47          $14.48          $12.80         $12.06          $10.94
  Accumulation units outstanding
  at the end of period                     78,287          96,420          56,105         63,578          21,238

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(344)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(881)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.45          $10.41           N/A            N/A
    End of period                          $11.48          $11.04          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,373           5,316           5,556            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(881)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(128)

  Accumulation unit value:
    Beginning of period                    $14.43          $12.91          $12.28         $11.26          $9.45
    End of period                          $15.35          $14.43          $12.91         $12.28          $11.26
  Accumulation units outstanding
  at the end of period                    112,411         165,309         143,577         152,594         95,103

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(128)

  Accumulation unit value:
    Beginning of period                    $10.56
    End of period                          $9.45
  Accumulation units outstanding
  at the end of period                     21,956

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(684)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.78          $10.49          $9.89           N/A
    End of period                          $12.28          $11.64          $10.78         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     15,732          29,697          19,088         14,525           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.49          $11.99         $11.18          $9.70
    End of period                          $14.58          $13.71          $12.49         $11.99          $11.18
  Accumulation units outstanding
  at the end of period                     60,448          84,921          99,934         104,905        105,424

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $10.74
    End of period                          $9.70
  Accumulation units outstanding
  at the end of period                     20,607

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.78           N/A             N/A             N/A            N/A
    End of period                          $11.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,503            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(446)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.55          $10.08
    End of period                           N/A             N/A             N/A           $10.74          $10.55
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,187

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $24.58          $22.09          $21.43         $19.75          $16.60
    End of period                          $25.85          $24.58          $22.09         $21.43          $19.75
  Accumulation units outstanding
  at the end of period                     22,278          24,561          27,574          7,894          6,753

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $18.11
    End of period                          $16.60
  Accumulation units outstanding
  at the end of period                     4,362


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(148)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.45          $11.39         $11.54          $11.74
    End of period                          $12.01          $11.71          $11.45         $11.39          $11.54
  Accumulation units outstanding
  at the end of period                     41,496          2,872           4,514           1,825          2,016

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(148)

  Accumulation unit value:
    Beginning of period                    $11.81
    End of period                          $11.74
  Accumulation units outstanding
  at the end of period                     5,110

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                    $20.26          $17.12          $16.17         $14.40          $11.22
    End of period                          $21.39          $20.26          $17.12         $16.17          $14.40
  Accumulation units outstanding
  at the end of period                     8,543           10,193          5,111           5,992          2,654

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $27.74          $24.92          $24.00         $22.32          $17.47
    End of period                          $29.89          $27.74          $24.92         $24.00          $22.32
  Accumulation units outstanding
  at the end of period                     8,100           6,635           5,509           5,410          10,081

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $21.90
    End of period                          $17.47
  Accumulation units outstanding
  at the end of period                     6,064

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $36.37          $34.80          $31.16         $26.97          $19.88
    End of period                          $41.73          $36.37          $34.80         $31.16          $26.97
  Accumulation units outstanding
  at the end of period                     3,138           3,718           8,000           9,017          8,108

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $25.83
    End of period                          $19.88
  Accumulation units outstanding
  at the end of period                     2,757


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.27          $12.77         $11.32          $8.91
    End of period                          $15.38          $15.58          $13.27         $12.77          $11.32
  Accumulation units outstanding
  at the end of period                     15,688          18,238          31,187         33,306          27,271

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.30
    End of period                          $8.91
  Accumulation units outstanding
  at the end of period                     7,590

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(283)

  Accumulation unit value:
    Beginning of period                    $16.30          $13.59          $12.54         $11.01          $7.84
    End of period                          $17.51          $16.30          $13.59         $12.54          $11.01
  Accumulation units outstanding
  at the end of period                     29,367          31,984          26,978         13,970          2,390

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(532)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.46          $10.92         $10.26           N/A
    End of period                          $13.71          $12.10          $11.46         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     21,760          22,775          18,592         10,083           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(532)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(532)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.41           N/A
    End of period                           N/A             N/A             N/A            $9.06           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(532)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                    $15.40          $11.53          $10.13           N/A            N/A
    End of period                          $12.81          $15.40          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,833          35,077          18,528           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(283)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.36          $11.65         $11.14          $7.59
    End of period                          $15.10          $13.85          $12.36         $11.65          $11.14
  Accumulation units outstanding
  at the end of period                     7,795           11,507          19,208          4,238          1,974

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $18.39          $17.90          $16.29         $15.84          $15.36
    End of period                          $19.93          $18.39          $17.90         $16.29          $15.84
  Accumulation units outstanding
  at the end of period                       -             17,537          17,011          9,971          1,692

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.43           $9.42           N/A
    End of period                           N/A             N/A            $8.56           $9.43           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             4,416           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(363)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.61          $9.84           $9.19          $8.76
    End of period                          $12.15          $11.50          $10.61          $9.84          $9.19
  Accumulation units outstanding
  at the end of period                     50,142          46,105          42,722         12,721            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(599)

  Accumulation unit value:
    Beginning of period                    $23.88          $21.54          $21.59         $19.45           N/A
    End of period                          $28.20          $23.88          $21.54         $21.59           N/A
  Accumulation units outstanding
  at the end of period                     8,227           4,600           3,616            50             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(429)

  Accumulation unit value:
    Beginning of period                    $25.48          $24.89          $24.29         $22.23          $20.96
    End of period                          $27.36          $25.48          $24.89         $24.29          $22.23
  Accumulation units outstanding
  at the end of period                     14,003          4,661           10,092          7,451            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,975           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $10.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,225            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $17.97          $16.34          $16.15         $15.52          $12.04
    End of period                          $17.69          $17.97          $16.34         $16.15          $15.52
  Accumulation units outstanding
  at the end of period                     21,438          22,600          24,669         14,149           954

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(402)

  Accumulation unit value:
    Beginning of period                    $21.69          $18.46          $18.39         $15.82          $15.26
    End of period                          $23.80          $21.69          $18.46         $18.39          $15.82
  Accumulation units outstanding
  at the end of period                     12,771          13,991          17,733         17,148            -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     87,237           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.05           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,290            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1089)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.92            N/A             N/A            N/A
    End of period                          $10.79          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,243          9,969            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,371            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.53          $10.87          $10.52           N/A            N/A
    End of period                          $11.51          $12.53          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,124          21,174          9,879            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(364)

  Accumulation unit value:
    Beginning of period                    $17.84          $17.41          $17.33         $16.56          $16.14
    End of period                          $18.68          $17.84          $17.41         $17.33          $16.56
  Accumulation units outstanding
  at the end of period                     57,791          72,701          70,967         26,270          1,079

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(364)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.23          $10.32           N/A            N/A
    End of period                          $12.80          $12.72          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,229           12,875          8,966            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.43          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,816           2,645            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(491)

  Accumulation unit value:
    Beginning of period                    $14.91          $11.54          $9.94           $8.54           N/A
    End of period                          $16.33          $14.91          $11.54          $9.94           N/A
  Accumulation units outstanding
  at the end of period                     61,354          88,369          60,896         41,515           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(491)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(381)

  Accumulation unit value:
    Beginning of period                    $22.27          $20.31          $19.54         $16.92          $14.97
    End of period                          $23.53          $22.27          $20.31         $19.54          $16.92
  Accumulation units outstanding
  at the end of period                     7,731           5,195           3,654            703             -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(381)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(283)

  Accumulation unit value:
    Beginning of period                    $14.68          $14.52          $14.50         $14.26          $14.62
    End of period                          $15.28          $14.68          $14.52         $14.50          $14.26
  Accumulation units outstanding
  at the end of period                     50,985          40,077          34,310          8,111          1,241

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.98            N/A             N/A            N/A
    End of period                          $13.98          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,858          4,386            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(49)

  Accumulation unit value:
    Beginning of period                    $19.56          $17.45          $16.38         $13.42          $10.64
    End of period                          $18.64          $19.56          $17.45         $16.38          $13.42
  Accumulation units outstanding
  at the end of period                     34,239          42,830          56,984         31,442          2,814

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(49)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(49)

  Accumulation unit value:
    Beginning of period                    $16.28          $14.24          $13.90         $12.31          $9.06
    End of period                          $14.85          $16.28          $14.24         $13.90          $12.31
  Accumulation units outstanding
  at the end of period                     30,482          35,456          40,220         25,674          2,924

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(49)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1334)

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,907            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(355)

  Accumulation unit value:
    Beginning of period                    $12.03          $10.95          $11.53          $9.66          $7.70
    End of period                          $11.44          $12.03          $10.95         $11.53          $9.66
  Accumulation units outstanding
  at the end of period                    318,438         373,304         393,007         138,822         3,362

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(359)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.84          $10.87         $10.72          $10.86
    End of period                          $11.45          $10.99          $10.84         $10.87          $10.72
  Accumulation units outstanding
  at the end of period                     96,966         119,645         130,227         56,097           282

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $5.77           $4.33           $4.38           $3.90           N/A
    End of period                          $5.89           $5.77           $4.33           $4.38           N/A
  Accumulation units outstanding
  at the end of period                     14,921          25,444          25,277          9,850           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.01          $10.48          $9.72           N/A
    End of period                          $10.02          $11.11          $10.01         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     3,581           10,665          14,778          3,875           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(355)

  Accumulation unit value:
    Beginning of period                    $10.82          $8.53           $9.24           $9.18          $7.90
    End of period                          $10.70          $10.82          $8.53           $9.24          $9.18
  Accumulation units outstanding
  at the end of period                    322,746         427,681         432,322         147,879         2,569

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.00           N/A             N/A            N/A
    End of period                          $10.35          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,635          47,867           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                    $9.31           $8.14           $7.98           $7.38           N/A
    End of period                          $9.45           $9.31           $8.14           $7.98           N/A
  Accumulation units outstanding
  at the end of period                     43,918          35,753          49,733         68,491           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(588)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.12          $11.67         $10.59           N/A
    End of period                          $11.38          $14.08          $12.12         $11.67           N/A
  Accumulation units outstanding
  at the end of period                     12,101          9,938           12,343          7,604           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(355)

  Accumulation unit value:
    Beginning of period                    $16.77          $12.23          $11.34          $9.04          $7.57
    End of period                          $18.24          $16.77          $12.23         $11.34          $9.04
  Accumulation units outstanding
  at the end of period                    292,575         378,348         401,332         140,697         1,237

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(568)

  Accumulation unit value:
    Beginning of period                    $11.36          $10.92          $10.37         $10.53           N/A
    End of period                          $11.96          $11.36          $10.92         $10.37           N/A
  Accumulation units outstanding
  at the end of period                     30,267          34,327          46,330         18,281           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1359)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,612            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(308)

  Accumulation unit value:
    Beginning of period                    $18.13          $14.75          $13.30         $11.37          $8.06
    End of period                          $19.59          $18.13          $14.75         $13.30          $11.37
  Accumulation units outstanding
  at the end of period                    106,541         139,976         154,498         72,846           906

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.72          $11.79          $10.89          $9.62           N/A
    End of period                          $13.62          $13.72          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                   1,305,404       1,570,982       1,438,081        28,643           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.75            N/A             N/A            N/A
    End of period                          $11.87          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,754          3,080            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.48          $10.81          $9.94           N/A
    End of period                          $12.52          $10.74          $10.48         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     18,714          20,232          19,788           806            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1320)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,030            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(571)

  Accumulation unit value:
    Beginning of period                    $26.50          $22.42          $16.74         $14.08           N/A
    End of period                          $35.09          $26.50          $22.42         $16.74           N/A
  Accumulation units outstanding
  at the end of period                     32,236          41,198          41,526         10,219           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(571)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(355)

  Accumulation unit value:
    Beginning of period                    $13.20          $12.88          $9.59           $8.33          $7.62
    End of period                          $13.56          $13.20          $12.88          $9.59          $8.33
  Accumulation units outstanding
  at the end of period                    274,195         327,390         366,480         146,647         2,760

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.45            N/A             N/A            N/A
    End of period                          $10.69          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(359)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.79          $12.58         $11.10          $9.35
    End of period                          $15.57          $14.80          $13.79         $12.58          $11.10
  Accumulation units outstanding
  at the end of period                    112,063         142,743         158,819         89,853          2,942

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(308)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.50          $10.28          $9.54          $7.65
    End of period                          $12.15          $11.83          $10.50         $10.28          $9.54
  Accumulation units outstanding
  at the end of period                    240,695         281,873         282,545         120,635         4,992

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      832             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(355)

  Accumulation unit value:
    Beginning of period                    $20.25          $18.90          $17.73         $16.09          $12.84
    End of period                          $17.75          $20.25          $18.90         $17.73          $16.09
  Accumulation units outstanding
  at the end of period                    144,020         179,701         191,392         69,536           519

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(359)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.15          $12.89         $11.22          $9.12
    End of period                          $14.49          $15.13          $13.15         $12.89          $11.22
  Accumulation units outstanding
  at the end of period                     88,183         120,521         130,874         66,142          1,711

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(582)

  Accumulation unit value:
    Beginning of period                    $5.91           $5.52           $5.51           $5.11           N/A
    End of period                          $6.63           $5.91           $5.52           $5.51           N/A
  Accumulation units outstanding
  at the end of period                     21,338          21,913          39,470         13,887           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(582)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                    $14.96          $15.50          $11.41          $9.56           N/A
    End of period                          $17.50          $14.96          $15.50         $11.41           N/A
  Accumulation units outstanding
  at the end of period                    129,629         173,129         224,400          4,347           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $13.05          $11.88          $11.06         $10.10           N/A
    End of period                          $14.14          $13.05          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                    177,178         222,244         232,854         19,334           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(413)

  Accumulation unit value:
    Beginning of period                    $14.06          $12.28          $11.03          $9.56          $8.58
    End of period                          $14.63          $14.06          $12.28         $11.03          $9.56
  Accumulation units outstanding
  at the end of period                     44,411          48,163          55,090         25,698            -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(413)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(555)

  Accumulation unit value:
    Beginning of period                    $8.76           $8.53           $7.98           $8.03           N/A
    End of period                          $9.44           $8.76           $8.53           $7.98           N/A
  Accumulation units outstanding
  at the end of period                       -             10,363          12,838         15,224           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $10.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,111            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(283)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.29          $13.27         $12.98          $12.91
    End of period                          $14.26          $13.46          $13.29         $13.27          $12.98
  Accumulation units outstanding
  at the end of period                    176,372         158,041         151,126         50,413          1,365

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(64)

  Accumulation unit value:
    Beginning of period                    $22.26          $20.00          $18.79         $16.98          $13.64
    End of period                          $20.21          $22.26          $20.00         $18.79          $16.98
  Accumulation units outstanding
  at the end of period                      942             936            3,590             -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(64)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.53          $13.19
    End of period                           N/A             N/A             N/A           $14.94          $14.53
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,240

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.38          $12.37          $12.43         $12.10           N/A
    End of period                          $12.95          $13.38          $12.37         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     70,409          77,895          78,593         48,897           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $20.95          $18.94          $18.44         $17.17          $14.08
    End of period                          $19.35          $20.95          $18.94         $18.44          $17.17
  Accumulation units outstanding
  at the end of period                     2,902           2,695           3,515            404             -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(84)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(304)

  Accumulation unit value:
    Beginning of period                    $8.31           $8.03           $7.32           $6.30          $4.82
    End of period                          $8.07           $8.31           $8.03           $7.32          $6.30
  Accumulation units outstanding
  at the end of period                       -             7,408           14,594          3,725            -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1455)

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,984            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14          $8.42
    End of period                           N/A             N/A             N/A           $10.27          $10.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(379)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.84          $8.70
    End of period                           N/A             N/A             N/A            $9.98          $9.84
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(379)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13           N/A
    End of period                           N/A             N/A             N/A           $10.16           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,340           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,465            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08          $8.16
    End of period                           N/A             N/A             N/A           $10.24          $10.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.85          $8.01
    End of period                           N/A             N/A             N/A            $9.99          $9.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(308)

  Accumulation unit value:
    Beginning of period                    $14.48          $12.80          $12.05         $10.94          $8.77
    End of period                          $15.47          $14.48          $12.80         $12.05          $10.94
  Accumulation units outstanding
  at the end of period                    132,984         180,589         190,370         244,861         21,753

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(696)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.45          $10.30         $10.04           N/A
    End of period                          $11.48          $11.04          $10.45         $10.30           N/A
  Accumulation units outstanding
  at the end of period                    146,757         113,218          83,507          2,091           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(315)

  Accumulation unit value:
    Beginning of period                    $14.42          $12.91          $12.28         $11.26          $9.64
    End of period                          $15.34          $14.42          $12.91         $12.28          $11.26
  Accumulation units outstanding
  at the end of period                    472,162         529,272         544,879         455,119         14,522

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(690)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.78          $10.49          $9.87           N/A
    End of period                          $12.27          $11.64          $10.78         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    212,950         242,652         272,848         24,808           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(71)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.48          $11.99         $11.18          $9.70
    End of period                          $14.57          $13.71          $12.48         $11.99          $11.18
  Accumulation units outstanding
  at the end of period                    523,450         579,314         632,643         211,086           -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(71)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.78          $9.88            N/A             N/A            N/A
    End of period                          $11.52          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.05           N/A             N/A            N/A
    End of period                          $11.68          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,727           1,518            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1205)

  Accumulation unit value:
    Beginning of period                    $10.52          $10.48           N/A             N/A            N/A
    End of period                          $11.01          $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.55          $8.10
    End of period                           N/A             N/A             N/A           $10.74          $10.55
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                    $24.56          $22.08          $21.42         $19.74          $16.59
    End of period                          $25.84          $24.56          $22.08         $21.42          $19.74
  Accumulation units outstanding
  at the end of period                     63,216          71,578          78,712         19,736            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(363)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.44          $11.38         $11.54          $11.64
    End of period                          $12.00          $11.71          $11.44         $11.38          $11.54
  Accumulation units outstanding
  at the end of period                     62,930          80,981          42,967         25,174            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(504)

  Accumulation unit value:
    Beginning of period                    $20.26          $17.12          $16.17         $14.63           N/A
    End of period                          $21.38          $20.26          $17.12         $16.17           N/A
  Accumulation units outstanding
  at the end of period                     37,329          39,601          40,071         12,219           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(504)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(64)

  Accumulation unit value:
    Beginning of period                    $27.72          $24.91          $23.99         $22.31          $17.46
    End of period                          $29.87          $27.72          $24.91         $23.99          $22.31
  Accumulation units outstanding
  at the end of period                     32,865          25,352          26,024          4,927           664

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(64)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(64)

  Accumulation unit value:
    Beginning of period                    $36.35          $34.78          $31.14         $26.96          $19.87
    End of period                          $41.70          $36.35          $34.78         $31.14          $26.96
  Accumulation units outstanding
  at the end of period                     21,573          18,011          20,040          7,624           410

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(64)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(84)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.26          $12.76         $11.32          $8.91
    End of period                          $15.38          $15.58          $13.26         $12.76          $11.32
  Accumulation units outstanding
  at the end of period                    104,045         122,051         116,718         50,393          5,486

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(84)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.155%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1088)

  Accumulation unit value:
    Beginning of period                    $15.40          $12.85           N/A             N/A            N/A
    End of period                          $12.80          $15.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,059           1,828            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1088)

  Accumulation unit value:
    Beginning of period                    $21.68          $19.58           N/A             N/A            N/A
    End of period                          $23.78          $21.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,233           1,288            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1153)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.22           N/A             N/A            N/A
    End of period                          $16.32          $14.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,876            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(1153)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.29           N/A             N/A            N/A
    End of period                          $10.69          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,316           1,267            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(942)

  Accumulation unit value:
    Beginning of period                    $26.48          $22.40          $21.69           N/A            N/A
    End of period                          $35.06          $26.48          $22.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                      434              -              786             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(942)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(942)

  Accumulation unit value:
    Beginning of period                    $14.96          $15.50          $13.95           N/A            N/A
    End of period                          $17.49          $14.96          $15.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,222            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(942)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      247             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $13.80           N/A             N/A             N/A            N/A
    End of period                          $14.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,191            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.16%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $16.28          $13.57          $12.53         $11.00          $8.35
    End of period                          $17.49          $16.28          $13.57         $12.53          $11.00
  Accumulation units outstanding
  at the end of period                     33,474          13,177          10,818         16,884          2,406

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(264)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(114)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.46          $10.92         $10.14          $7.97
    End of period                          $13.70          $12.10          $11.46         $10.92          $10.14
  Accumulation units outstanding
  at the end of period                     83,894          41,503          57,682         54,913          9,308

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(114)

  Accumulation unit value:
    Beginning of period                    $9.81
    End of period                          $7.97
  Accumulation units outstanding
  at the end of period                     2,644


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(264)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.28          $7.73
    End of period                           N/A             N/A             N/A            $9.06          $9.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,056

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(264)

  Accumulation unit value:
    Beginning of period                    $10.32
    End of period                          $7.73
  Accumulation units outstanding
  at the end of period                     1,326

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                    $15.39          $11.53          $10.26           N/A            N/A
    End of period                          $12.80          $15.39          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,123          65,409          15,243           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(264)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.36          $11.65         $11.14          $8.22
    End of period                          $15.09          $13.85          $12.36         $11.65          $11.14
  Accumulation units outstanding
  at the end of period                     15,874          17,043          23,165         22,101          9,086

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(264)

  Accumulation unit value:
    Beginning of period                    $10.98
    End of period                          $8.22
  Accumulation units outstanding
  at the end of period                      741

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $18.37          $17.88          $16.27         $15.83          $11.96
    End of period                          $19.91          $18.37          $17.88         $16.27          $15.83
  Accumulation units outstanding
  at the end of period                       -             20,070          24,650         22,254          8,137

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $15.75
    End of period                          $11.96
  Accumulation units outstanding
  at the end of period                     3,581


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(264)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.43           $9.06          $7.45
    End of period                           N/A             N/A            $8.55           $9.43          $9.06
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            16,930          11,811

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $9.82
    End of period                          $7.45
  Accumulation units outstanding
  at the end of period                     1,383

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(264)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.60          $9.84           $9.19          $8.26
    End of period                          $12.14          $11.49          $10.60          $9.84          $9.19
  Accumulation units outstanding
  at the end of period                     92,261          82,412          84,545         70,555          11,797

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(264)

  Accumulation unit value:
    Beginning of period                    $9.04
    End of period                          $8.26
  Accumulation units outstanding
  at the end of period                     4,099


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(585)

  Accumulation unit value:
    Beginning of period                    $23.86          $21.51          $21.57         $19.07           N/A
    End of period                          $28.16          $23.86          $21.51         $21.57           N/A
  Accumulation units outstanding
  at the end of period                     8,498           2,675           1,381            457            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,136            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(190)

  Accumulation unit value:
    Beginning of period                    $25.45          $24.86          $24.27         $22.21          $16.75
    End of period                          $27.33          $25.45          $24.86         $24.27          $22.21
  Accumulation units outstanding
  at the end of period                     11,590          5,993           8,574          26,979          1,158

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(190)

  Accumulation unit value:
    Beginning of period                    $19.58
    End of period                          $16.75
  Accumulation units outstanding
  at the end of period                      196

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    162,966           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.84            N/A             N/A             N/A            N/A
    End of period                          $10.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,452            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(264)

  Accumulation unit value:
    Beginning of period                    $17.95          $16.33          $16.14         $15.51          $12.73
    End of period                          $17.67          $17.95          $16.33         $16.14          $15.51
  Accumulation units outstanding
  at the end of period                     28,618          32,909          32,849         29,270          7,545

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(264)

  Accumulation unit value:
    Beginning of period                    $16.10
    End of period                          $12.73
  Accumulation units outstanding
  at the end of period                     2,876


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(264)

  Accumulation unit value:
    Beginning of period                    $21.67          $18.44          $18.38         $15.81          $11.54
    End of period                          $23.77          $21.67          $18.44         $18.38          $15.81
  Accumulation units outstanding
  at the end of period                     36,431          30,255          24,552         31,418          10,608

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(264)

  Accumulation unit value:
    Beginning of period                    $15.88
    End of period                          $11.54
  Accumulation units outstanding
  at the end of period                     1,400

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    153,455           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,062           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.89            N/A             N/A            N/A
    End of period                          $10.79          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,352          1,279            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,642           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.53          $10.87          $10.55           N/A            N/A
    End of period                          $11.50          $12.53          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,964          28,868          4,047            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $17.82          $17.39          $17.31         $16.55          $14.89
    End of period                          $18.65          $17.82          $17.39         $17.31          $16.55
  Accumulation units outstanding
  at the end of period                    101,005          82,827          84,704         49,857          16,119

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $14.35
    End of period                          $14.89
  Accumulation units outstanding
  at the end of period                     3,426

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.23          $10.65           N/A            N/A
    End of period                          $12.79          $12.72          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,930          39,424          15,391           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1077)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,193          10,413           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(426)

  Accumulation unit value:
    Beginning of period                    $14.89          $11.53          $9.94           $8.29          $7.38
    End of period                          $16.32          $14.89          $11.53          $9.94          $8.29
  Accumulation units outstanding
  at the end of period                    178,127         195,495         149,713         124,915         4,516

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $22.25          $20.29          $19.53         $16.91          $12.74
    End of period                          $23.50          $22.25          $20.29         $19.53          $16.91
  Accumulation units outstanding
  at the end of period                     10,575          11,141          13,462         12,708          7,135

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $16.19
    End of period                          $12.74
  Accumulation units outstanding
  at the end of period                     4,814

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(109)

  Accumulation unit value:
    Beginning of period                    $14.66          $14.51          $14.48         $14.25          $14.39
    End of period                          $15.26          $14.66          $14.51         $14.48          $14.25
  Accumulation units outstanding
  at the end of period                     48,460          62,872          60,554         39,000          15,887

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(109)

  Accumulation unit value:
    Beginning of period                    $13.41
    End of period                          $14.39
  Accumulation units outstanding
  at the end of period                     57,901


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.13           N/A             N/A            N/A
    End of period                          $13.97          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     87,227          9,885            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(107)

  Accumulation unit value:
    Beginning of period                    $19.55          $17.43          $16.37         $13.41          $10.63
    End of period                          $18.63          $19.55          $17.43         $16.37          $13.41
  Accumulation units outstanding
  at the end of period                     72,143          82,235          92,603         92,824          42,063

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(107)

  Accumulation unit value:
    Beginning of period                    $13.02
    End of period                          $10.63
  Accumulation units outstanding
  at the end of period                     10,164


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(107)

  Accumulation unit value:
    Beginning of period                    $16.27          $14.23          $13.89         $12.30          $9.06
    End of period                          $14.83          $16.27          $14.23         $13.89          $12.30
  Accumulation units outstanding
  at the end of period                     48,318          57,299          68,163         77,643          36,339

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(107)

  Accumulation unit value:
    Beginning of period                    $12.02
    End of period                          $9.06
  Accumulation units outstanding
  at the end of period                     8,404

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1345)

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,971           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1345)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(117)

  Accumulation unit value:
    Beginning of period                    $12.02          $10.94          $11.52          $9.66          $7.43
    End of period                          $11.43          $12.02          $10.94         $11.52          $9.66
  Accumulation units outstanding
  at the end of period                    486,815         575,631         685,247         496,569         63,245

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(117)

  Accumulation unit value:
    Beginning of period                    $9.56
    End of period                          $7.43
  Accumulation units outstanding
  at the end of period                     19,069

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(264)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.83          $10.87         $10.71          $10.63
    End of period                          $11.44          $10.99          $10.83         $10.87          $10.71
  Accumulation units outstanding
  at the end of period                    271,334         278,429         323,071         364,386         85,640

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(264)

  Accumulation unit value:
    Beginning of period                    $9.95
    End of period                          $10.63
  Accumulation units outstanding
  at the end of period                     5,567


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(522)

  Accumulation unit value:
    Beginning of period                    $5.76           $4.33           $4.38           $4.09           N/A
    End of period                          $5.88           $5.76           $4.33           $4.38           N/A
  Accumulation units outstanding
  at the end of period                     84,005         116,761          89,261         66,431           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(522)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.00          $10.47          $9.60           N/A
    End of period                          $10.01          $11.10          $10.00         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     24,115          38,953          39,095         28,299           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(114)

  Accumulation unit value:
    Beginning of period                    $10.81          $8.53           $9.24           $9.18          $7.46
    End of period                          $10.69          $10.81          $8.53           $9.24          $9.18
  Accumulation units outstanding
  at the end of period                    646,914         771,734         880,437         641,544         82,823

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(114)

  Accumulation unit value:
    Beginning of period                    $9.02
    End of period                          $7.46
  Accumulation units outstanding
  at the end of period                     22,624

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.02           N/A             N/A            N/A
    End of period                          $10.34          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    101,346         136,621           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(137)

  Accumulation unit value:
    Beginning of period                    $9.30           $8.14           $7.98           $7.32          $5.80
    End of period                          $9.45           $9.30           $8.14           $7.98          $7.32
  Accumulation units outstanding
  at the end of period                    119,515         111,680         113,450         122,047         7,759

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(137)

  Accumulation unit value:
    Beginning of period                    $6.71
    End of period                          $5.80
  Accumulation units outstanding
  at the end of period                     2,996

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $14.07          $12.11          $11.66         $11.12           N/A
    End of period                          $11.37          $14.07          $12.11         $11.66           N/A
  Accumulation units outstanding
  at the end of period                     33,073          41,459          50,802         35,004           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(117)

  Accumulation unit value:
    Beginning of period                    $16.76          $12.22          $11.33          $9.04          $6.94
    End of period                          $18.22          $16.76          $12.22         $11.33          $9.04
  Accumulation units outstanding
  at the end of period                    586,522         684,099         730,767         513,486         61,803

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(117)

  Accumulation unit value:
    Beginning of period                    $8.80
    End of period                          $6.94
  Accumulation units outstanding
  at the end of period                     6,679

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.92          $10.36         $10.80           N/A
    End of period                          $11.95          $11.35          $10.92         $10.36           N/A
  Accumulation units outstanding
  at the end of period                     49,439          51,561          64,193         56,309           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,143            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(114)

  Accumulation unit value:
    Beginning of period                    $18.12          $14.75          $13.30         $11.37          $8.46
    End of period                          $19.58          $18.12          $14.75         $13.30          $11.37
  Accumulation units outstanding
  at the end of period                    232,983         250,190         296,589         337,850         84,106

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(114)

  Accumulation unit value:
    Beginning of period                    $10.41
    End of period                          $8.46
  Accumulation units outstanding
  at the end of period                     2,710


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                    $13.71          $11.79          $10.89          $9.87           N/A
    End of period                          $13.61          $13.71          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    606,043         754,320         524,998         93,863           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.13           N/A             N/A            N/A
    End of period                          $11.87          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     64,589          26,992           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.48          $10.81          $9.85           N/A
    End of period                          $12.51          $10.74          $10.48         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     28,265          8,159           5,303           2,067           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,544           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(532)

  Accumulation unit value:
    Beginning of period                    $26.48          $22.40          $16.73         $13.86           N/A
    End of period                          $35.06          $26.48          $22.40         $16.73           N/A
  Accumulation units outstanding
  at the end of period                     92,902          89,122          84,287         51,059           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(532)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(117)

  Accumulation unit value:
    Beginning of period                    $13.19          $12.87          $9.58           $8.32          $7.15
    End of period                          $13.55          $13.19          $12.87          $9.58          $8.32
  Accumulation units outstanding
  at the end of period                    541,434         632,741         765,266         557,046         66,989

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(117)

  Accumulation unit value:
    Beginning of period                    $9.68
    End of period                          $7.15
  Accumulation units outstanding
  at the end of period                     5,320


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1079)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.69            N/A             N/A            N/A
    End of period                          $10.69          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,995          69,059           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(190)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.78          $12.58         $11.10          $8.43
    End of period                          $15.56          $14.80          $13.78         $12.58          $11.10
  Accumulation units outstanding
  at the end of period                    259,600         297,181         355,029         412,870         80,238

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(190)

  Accumulation unit value:
    Beginning of period                    $9.95
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                     3,033


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(264)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.50          $10.28          $9.54          $7.63
    End of period                          $12.14          $11.83          $10.50         $10.28          $9.54
  Accumulation units outstanding
  at the end of period                    501,892         591,911         653,916         659,629        102,321

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(264)

  Accumulation unit value:
    Beginning of period                    $9.66
    End of period                          $7.63
  Accumulation units outstanding
  at the end of period                     2,617

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,201            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(117)

  Accumulation unit value:
    Beginning of period                    $20.24          $18.89          $17.72         $16.08          $11.10
    End of period                          $17.74          $20.24          $18.89         $17.72          $16.08
  Accumulation units outstanding
  at the end of period                    324,529         385,779         415,019         281,463         29,587

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(117)

  Accumulation unit value:
    Beginning of period                    $15.08
    End of period                          $11.10
  Accumulation units outstanding
  at the end of period                     4,280

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(264)

  Accumulation unit value:
    Beginning of period                    $15.12          $13.15          $12.89         $11.22          $7.86
    End of period                          $14.48          $15.12          $13.15         $12.89          $11.22
  Accumulation units outstanding
  at the end of period                    232,064         272,355         324,796         388,313         84,406

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(264)

  Accumulation unit value:
    Beginning of period                    $10.52
    End of period                          $7.86
  Accumulation units outstanding
  at the end of period                     15,776


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(497)

  Accumulation unit value:
    Beginning of period                    $5.91           $5.52           $5.51           $6.07           N/A
    End of period                          $6.62           $5.91           $5.52           $5.51           N/A
  Accumulation units outstanding
  at the end of period                     75,444          69,867          81,066         74,177           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(497)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(691)

  Accumulation unit value:
    Beginning of period                    $14.96          $15.50          $11.41          $9.74           N/A
    End of period                          $17.49          $14.96          $15.50         $11.41           N/A
  Accumulation units outstanding
  at the end of period                    148,556         226,407         156,248         14,922           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                    $13.04          $11.88          $11.06         $10.13           N/A
    End of period                          $14.14          $13.04          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     98,342         139,238         177,899         73,046           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.27          $11.03          $9.55          $6.95
    End of period                          $14.62          $14.05          $12.27         $11.03          $9.55
  Accumulation units outstanding
  at the end of period                     71,901          96,557          84,905         70,308          8,092

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $9.12
    End of period                          $6.95
  Accumulation units outstanding
  at the end of period                     1,129


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $8.75           $8.52           $7.98           $7.82          $6.79
    End of period                          $9.43           $8.75           $8.52           $7.98          $7.82
  Accumulation units outstanding
  at the end of period                       -             7,772           7,976           8,401           353

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $6.92
    End of period                          $6.79
  Accumulation units outstanding
  at the end of period                       90

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,471           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.28          $13.26         $12.97          $12.65
    End of period                          $14.24          $13.45          $13.28         $13.26          $12.97
  Accumulation units outstanding
  at the end of period                    183,909         195,400         226,601         207,813         52,158

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $12.03
    End of period                          $12.65
  Accumulation units outstanding
  at the end of period                     11,063

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(404)

  Accumulation unit value:
    Beginning of period                    $22.24          $19.97          $18.77         $16.96          $15.60
    End of period                          $20.18          $22.24          $19.97         $18.77          $16.96
  Accumulation units outstanding
  at the end of period                     7,714           5,584           6,038           6,436          4,116

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(404)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(114)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.52          $12.50
    End of period                           N/A             N/A             N/A           $14.93          $14.52
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            23,482

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $12.63
    End of period                          $12.50
  Accumulation units outstanding
  at the end of period                     3,269

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.37          $12.36          $12.42         $12.09           N/A
    End of period                          $12.94          $13.37          $12.36         $12.42           N/A
  Accumulation units outstanding
  at the end of period                    123,290         121,396         129,417         117,478          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $20.93          $18.92          $18.43         $17.16          $14.07
    End of period                          $19.33          $20.93          $18.92         $18.43          $17.16
  Accumulation units outstanding
  at the end of period                     13,639          15,804          15,435         14,702          12,068

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $17.30
    End of period                          $14.07
  Accumulation units outstanding
  at the end of period                     6,387

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $8.30           $8.03           $7.31           $6.34           N/A
    End of period                          $8.06           $8.30           $8.03           $7.31           N/A
  Accumulation units outstanding
  at the end of period                       -             10,968          16,691         10,369           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,665            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(114)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14          $8.49
    End of period                           N/A             N/A             N/A           $10.27          $10.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            15,807

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(114)

  Accumulation unit value:
    Beginning of period                    $9.66
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                     11,266

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.84          $7.73
    End of period                           N/A             N/A             N/A            $9.98          $9.84
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            22,735

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(264)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00          $8.08
    End of period                           N/A             N/A             N/A           $10.16          $10.00
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,721

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(264)

  Accumulation unit value:
    Beginning of period                    $9.83
    End of period                          $8.08
  Accumulation units outstanding
  at the end of period                     2,759

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.96            N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,735            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.72            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      402             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(264)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.07          $7.92
    End of period                           N/A             N/A             N/A           $10.23          $10.07
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,917

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(264)

  Accumulation unit value:
    Beginning of period                    $10.18
    End of period                          $7.92
  Accumulation units outstanding
  at the end of period                     3,740


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(264)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.85          $7.77
    End of period                           N/A             N/A             N/A            $9.98          $9.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            54,799

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(264)

  Accumulation unit value:
    Beginning of period                    $10.01
    End of period                          $7.77
  Accumulation units outstanding
  at the end of period                     4,040

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,680            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $14.47          $12.79          $12.05         $10.93          $8.81
    End of period                          $15.45          $14.47          $12.79         $12.05          $10.93
  Accumulation units outstanding
  at the end of period                    420,758         399,065         444,600         460,242         12,418

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $10.85
    End of period                          $8.81
  Accumulation units outstanding
  at the end of period                     3,963

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(698)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.45          $10.30         $10.13           N/A
    End of period                          $11.48          $11.03          $10.45         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     78,917          58,426          37,882          2,185           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $14.41          $12.90          $12.27         $11.25          $9.44
    End of period                          $15.33          $14.41          $12.90         $12.27          $11.25
  Accumulation units outstanding
  at the end of period                    711,814         874,624         945,233         884,609        259,323

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $10.70
    End of period                          $9.44
  Accumulation units outstanding
  at the end of period                     28,570

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(698)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.77          $10.49         $10.17           N/A
    End of period                          $12.27          $11.64          $10.77         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     93,044          79,822          60,069          1,666           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.47          $11.98         $11.17          $9.69
    End of period                          $14.56          $13.69          $12.47         $11.98          $11.17
  Accumulation units outstanding
  at the end of period                    568,903         612,235         711,894         629,686        279,684

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $10.66
    End of period                          $9.69
  Accumulation units outstanding
  at the end of period                     81,492

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1027)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.01           N/A             N/A            N/A
    End of period                          $11.52          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,016             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1114)

  Accumulation unit value:
    Beginning of period                    $10.97          $9.66            N/A             N/A            N/A
    End of period                          $11.82          $10.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1114)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1027)

  Accumulation unit value:
    Beginning of period                    $10.52          $9.95            N/A             N/A            N/A
    End of period                          $11.01          $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,506            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,538            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(264)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.54          $8.25
    End of period                           N/A             N/A             N/A           $10.73          $10.54
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,728

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(264)

  Accumulation unit value:
    Beginning of period                    $10.61
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                     1,492

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(120)

  Accumulation unit value:
    Beginning of period                    $24.53          $22.06          $21.40         $19.72          $16.58
    End of period                          $25.81          $24.53          $22.06         $21.40          $19.72
  Accumulation units outstanding
  at the end of period                     89,263          88,623          96,298         94,128          19,751

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(120)

  Accumulation unit value:
    Beginning of period                    $17.96
    End of period                          $16.58
  Accumulation units outstanding
  at the end of period                      536


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(162)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.43          $11.37         $11.53          $11.73
    End of period                          $11.98          $11.69          $11.43         $11.37          $11.53
  Accumulation units outstanding
  at the end of period                    169,789          87,381          25,500         86,185          4,130

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(162)

  Accumulation unit value:
    Beginning of period                    $11.78
    End of period                          $11.73
  Accumulation units outstanding
  at the end of period                     10,587

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(426)

  Accumulation unit value:
    Beginning of period                    $20.25          $17.11          $16.17         $14.39          $13.07
    End of period                          $21.37          $20.25          $17.11         $16.17          $14.39
  Accumulation units outstanding
  at the end of period                     46,764          52,646          50,514         43,654          5,811

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $27.69          $24.88          $23.97         $22.29          $17.45
    End of period                          $29.84          $27.69          $24.88         $23.97          $22.29
  Accumulation units outstanding
  at the end of period                     81,911          79,812          79,184         65,595          15,556

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $21.88
    End of period                          $17.45
  Accumulation units outstanding
  at the end of period                      774

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $36.31          $34.74          $31.11         $26.93          $19.86
    End of period                          $41.65          $36.31          $34.74         $31.11          $26.93
  Accumulation units outstanding
  at the end of period                     48,865          58,413          56,697         57,487          13,900

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $25.80
    End of period                          $19.86
  Accumulation units outstanding
  at the end of period                     2,625


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(264)

  Accumulation unit value:
    Beginning of period                    $15.57          $13.25          $12.76         $11.32          $8.90
    End of period                          $15.36          $15.57          $13.25         $12.76          $11.32
  Accumulation units outstanding
  at the end of period                    160,374         132,121         135,109         163,282         37,306

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(264)

  Accumulation unit value:
    Beginning of period                    $11.30
    End of period                          $8.90
  Accumulation units outstanding
  at the end of period                     2,351

Accumulation Unit Values
Contract with Endorsements - 2.17%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(384)

  Accumulation unit value:
    Beginning of period                    $16.27          $13.56          $12.52         $11.00          $9.22
    End of period                          $17.47          $16.27          $13.56         $12.52          $11.00
  Accumulation units outstanding
  at the end of period                     4,273           4,273           4,273           4,273          2,096

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(384)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(810)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.45          $10.05           N/A            N/A
    End of period                          $13.69          $12.09          $11.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,521           1,753           1,880            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(77)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.28          $7.73
    End of period                           N/A             N/A             N/A            $9.05          $9.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(77)

  Accumulation unit value:
    Beginning of period                    $10.96
    End of period                          $7.73
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                    $16.12           N/A             N/A             N/A            N/A
    End of period                          $12.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      666             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(89)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.35          $11.64         $11.13          $8.22
    End of period                          $15.08          $13.84          $12.35         $11.64          $11.13
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(89)

  Accumulation unit value:
    Beginning of period                    $10.98
    End of period                          $8.22
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(89)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.42           $9.06          $7.45
    End of period                           N/A             N/A            $8.55           $9.42          $9.06
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(89)

  Accumulation unit value:
    Beginning of period                    $10.17
    End of period                          $7.45
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(89)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.59          $9.83           $9.19          $8.25
    End of period                          $12.13          $11.49          $10.59          $9.83          $9.19
  Accumulation units outstanding
  at the end of period                     6,267           6,529           6,530           2,446          2,446

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(89)

  Accumulation unit value:
    Beginning of period                    $9.06
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(384)

  Accumulation unit value:
    Beginning of period                    $25.42          $24.84          $24.25         $22.19          $19.18
    End of period                          $27.30          $25.42          $24.84         $24.25          $22.19
  Accumulation units outstanding
  at the end of period                     1,902           1,902           1,902           1,902           847

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(384)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(92)

  Accumulation unit value:
    Beginning of period                    $17.93          $16.31          $16.13         $15.50          $12.72
    End of period                          $17.65          $17.93          $16.31         $16.13          $15.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(92)

  Accumulation unit value:
    Beginning of period                    $16.11
    End of period                          $12.72
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(93)

  Accumulation unit value:
    Beginning of period                    $21.65          $18.42          $18.36         $15.79          $11.53
    End of period                          $23.74          $21.65          $18.42         $18.36          $15.79
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(93)

  Accumulation unit value:
    Beginning of period                    $16.23
    End of period                          $11.53
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       23             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.51           N/A             N/A             N/A            N/A
    End of period                          $11.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       12             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(446)

  Accumulation unit value:
    Beginning of period                    $17.79          $17.37          $17.30         $16.53          $16.21
    End of period                          $18.62          $17.79          $17.37         $17.30          $16.53
  Accumulation units outstanding
  at the end of period                      103             124             103             104            104

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(65)

  Accumulation unit value:
    Beginning of period                    $14.64          $14.49          $14.47         $14.24          $14.38
    End of period                          $15.24          $14.64          $14.49         $14.47          $14.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(65)

  Accumulation unit value:
    Beginning of period                    $13.33
    End of period                          $14.38
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(89)

  Accumulation unit value:
    Beginning of period                    $19.53          $17.42          $16.36         $13.40          $10.63
    End of period                          $18.60          $19.53          $17.42         $16.36          $13.40
  Accumulation units outstanding
  at the end of period                      512              -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(89)

  Accumulation unit value:
    Beginning of period                    $12.97
    End of period                          $10.63
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(77)

  Accumulation unit value:
    Beginning of period                    $16.25          $14.22          $13.88         $12.30          $9.05
    End of period                          $14.82          $16.25          $14.22         $13.88          $12.30
  Accumulation units outstanding
  at the end of period                     2,023           2,023           2,023           2,023          1,060

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(77)

  Accumulation unit value:
    Beginning of period                    $11.96
    End of period                          $9.05
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(412)

  Accumulation unit value:
    Beginning of period                    $12.01          $10.94          $11.51          $9.65          $8.32
    End of period                          $11.42          $12.01          $10.94         $11.51          $9.65
  Accumulation units outstanding
  at the end of period                     6,630           6,579           7,426           7,192          4,203

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(68)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.83          $10.86         $10.71          $10.63
    End of period                          $11.44          $10.98          $10.83         $10.86          $10.71
  Accumulation units outstanding
  at the end of period                     1,131           1,040            944             845            786

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(68)

  Accumulation unit value:
    Beginning of period                    $9.95
    End of period                          $10.63
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1030)

  Accumulation unit value:
    Beginning of period                    $5.76           $4.84            N/A             N/A            N/A
    End of period                          $5.88           $5.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,731             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(93)

  Accumulation unit value:
    Beginning of period                    $10.80          $8.52           $9.23           $9.17          $7.45
    End of period                          $10.68          $10.80          $8.52           $9.23          $9.17
  Accumulation units outstanding
  at the end of period                     13,559          14,476          16,366         14,365          7,111

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(93)

  Accumulation unit value:
    Beginning of period                    $8.92
    End of period                          $7.45
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1143)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.93           N/A             N/A            N/A
    End of period                          $10.34          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              473             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(446)

  Accumulation unit value:
    Beginning of period                    $9.30           $8.13           $7.97           $7.32          $6.93
    End of period                          $9.44           $9.30           $8.13           $7.97          $7.32
  Accumulation units outstanding
  at the end of period                      757             777             733             733            734

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(412)

  Accumulation unit value:
    Beginning of period                    $16.75          $12.21          $11.33          $9.04          $8.60
    End of period                          $18.21          $16.75          $12.21         $11.33          $9.04
  Accumulation units outstanding
  at the end of period                     8,603           7,944           8,462           8,736          3,985

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(1030)

  Accumulation unit value:
    Beginning of period                    $11.34          $11.09           N/A             N/A            N/A
    End of period                          $11.94          $11.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(400)

  Accumulation unit value:
    Beginning of period                    $18.11          $14.74          $13.29         $11.37          $9.53
    End of period                          $19.56          $18.11          $14.74         $13.29          $11.37
  Accumulation units outstanding
  at the end of period                     1,905           2,141           3,306           1,558          1,596

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(400)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(934)

  Accumulation unit value:
    Beginning of period                    $13.71          $11.79          $11.02           N/A            N/A
    End of period                          $13.61          $13.71          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,484           6,852           2,696            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(934)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(564)

  Accumulation unit value:
    Beginning of period                    $26.46          $22.39          $16.72         $13.97           N/A
    End of period                          $35.03          $26.46          $22.39         $16.72           N/A
  Accumulation units outstanding
  at the end of period                     1,337           1,023           1,008            776            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(564)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(412)

  Accumulation unit value:
    Beginning of period                    $13.18          $12.87          $9.58           $8.32          $7.59
    End of period                          $13.54          $13.18          $12.87          $9.58          $8.32
  Accumulation units outstanding
  at the end of period                     7,560           7,593           8,565           8,625          4,921

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(400)

  Accumulation unit value:
    Beginning of period                    $14.79          $13.78          $12.57         $11.10          $9.98
    End of period                          $15.55          $14.79          $13.78         $12.57          $11.10
  Accumulation units outstanding
  at the end of period                     1,933           1,946           1,920           1,998          2,001

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(400)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(68)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.50          $10.28          $9.54          $7.63
    End of period                          $12.13          $11.82          $10.50         $10.28          $9.54
  Accumulation units outstanding
  at the end of period                     8,290           8,660           7,355           6,378          6,137

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(68)

  Accumulation unit value:
    Beginning of period                    $10.18
    End of period                          $7.63
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(412)

  Accumulation unit value:
    Beginning of period                    $20.22          $18.88          $17.71         $16.07          $14.72
    End of period                          $17.72          $20.22          $18.88         $17.71          $16.07
  Accumulation units outstanding
  at the end of period                     3,617           3,574           3,501           3,392          2,322

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(68)

  Accumulation unit value:
    Beginning of period                    $15.11          $13.14          $12.89         $11.21          $7.86
    End of period                          $14.47          $15.11          $13.14         $12.89          $11.21
  Accumulation units outstanding
  at the end of period                     1,976           1,935           2,349           1,986          1,979

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(68)

  Accumulation unit value:
    Beginning of period                    $10.24
    End of period                          $7.86
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(691)

  Accumulation unit value:
    Beginning of period                    $14.96          $15.50          $11.41          $9.74           N/A
    End of period                          $17.49          $14.96          $15.50         $11.41           N/A
  Accumulation units outstanding
  at the end of period                      895            4,627           4,872           3,040           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                    $13.04          $11.88          $11.06          $9.88           N/A
    End of period                          $14.13          $13.04          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -             2,694           4,857           5,302           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(92)

  Accumulation unit value:
    Beginning of period                    $14.04          $12.27          $11.02          $9.55          $6.94
    End of period                          $14.61          $14.04          $12.27         $11.02          $9.55
  Accumulation units outstanding
  at the end of period                      337             323             299             299            299

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(92)

  Accumulation unit value:
    Beginning of period                    $8.99
    End of period                          $6.94
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(65)

  Accumulation unit value:
    Beginning of period                    $13.43          $13.27          $13.25         $12.97          $12.65
    End of period                          $14.23          $13.43          $13.27         $13.25          $12.97
  Accumulation units outstanding
  at the end of period                     2,411           2,452           3,111           3,117          1,859

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(65)

  Accumulation unit value:
    Beginning of period                    $12.09
    End of period                          $12.65
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(419)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.50          $13.84
    End of period                           N/A             N/A             N/A           $14.91          $14.50
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             215

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.36          $12.35          $12.41         $12.09           N/A
    End of period                          $12.93          $13.36          $12.35         $12.41           N/A
  Accumulation units outstanding
  at the end of period                      411             294             265             265            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(89)

  Accumulation unit value:
    Beginning of period                    $20.90          $18.90          $18.41         $17.14          $14.06
    End of period                          $19.30          $20.90          $18.90         $18.41          $17.14
  Accumulation units outstanding
  at the end of period                     2,659           2,659           2,659           2,659          1,257

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(89)

  Accumulation unit value:
    Beginning of period                    $17.65
    End of period                          $14.06
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(446)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.84          $9.40
    End of period                           N/A             N/A             N/A            $9.98          $9.84
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             180

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00          $8.08
    End of period                           N/A             N/A             N/A           $10.16          $10.00
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(104)

  Accumulation unit value:
    Beginning of period                    $9.56
    End of period                          $8.08
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(99)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.06          $7.92
    End of period                           N/A             N/A             N/A           $10.23          $10.06
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(99)

  Accumulation unit value:
    Beginning of period                    $10.26
    End of period                          $7.92
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(99)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.84          $7.76
    End of period                           N/A             N/A             N/A            $9.97          $9.84
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,907

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(99)

  Accumulation unit value:
    Beginning of period                    $10.08
    End of period                          $7.76
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $14.45          $12.78          $12.04         $10.92          $8.80
    End of period                          $15.44          $14.45          $12.78         $12.04          $10.92
  Accumulation units outstanding
  at the end of period                     5,975           5,975           5,976           5,976          1,750

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $10.91
    End of period                          $8.80
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(73)

  Accumulation unit value:
    Beginning of period                    $14.39          $12.89          $12.26         $11.24          $9.44
    End of period                          $15.31          $14.39          $12.89         $12.26          $11.24
  Accumulation units outstanding
  at the end of period                       -               -              909             67              41

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(73)

  Accumulation unit value:
    Beginning of period                    $11.12
    End of period                          $9.44
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(62)

  Accumulation unit value:
    Beginning of period                    $13.68          $12.46          $11.97         $11.16          $9.69
    End of period                          $14.55          $13.68          $12.46         $11.97          $11.16
  Accumulation units outstanding
  at the end of period                     1,463           1,463           1,463           1,463            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(62)

  Accumulation unit value:
    Beginning of period                    $10.64
    End of period                          $9.69
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(99)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.54          $8.25
    End of period                           N/A             N/A             N/A           $10.72          $10.54
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             169

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(99)

  Accumulation unit value:
    Beginning of period                    $10.68
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(419)

  Accumulation unit value:
    Beginning of period                    $24.50          $22.03          $21.38         $19.71          $18.13
    End of period                          $25.77          $24.50          $22.03         $21.38          $19.71
  Accumulation units outstanding
  at the end of period                     8,229           8,768           7,562           9,107          4,034

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(463)

  Accumulation unit value:
    Beginning of period                    $20.24          $17.11          $16.16         $14.39          $13.62
    End of period                          $21.36          $20.24          $17.11         $16.16          $14.39
  Accumulation units outstanding
  at the end of period                     1,057           1,153            338             327            176

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(463)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $27.66          $24.86          $23.95         $22.27          $17.43
    End of period                          $29.80          $27.66          $24.86         $23.95          $22.27
  Accumulation units outstanding
  at the end of period                      132             156             170             158            144

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $23.16
    End of period                          $17.43
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $36.27          $34.70          $31.08         $26.91          $19.84
    End of period                          $41.60          $36.27          $34.70         $31.08          $26.91
  Accumulation units outstanding
  at the end of period                      850             857            1,013            850            411

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $26.30
    End of period                          $19.84
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(89)

  Accumulation unit value:
    Beginning of period                    $15.56          $13.25          $12.75         $11.31          $8.90
    End of period                          $15.35          $15.56          $13.25         $12.75          $11.31
  Accumulation units outstanding
  at the end of period                      965             293            1,802            249            249

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(89)

  Accumulation unit value:
    Beginning of period                    $11.22
    End of period                          $8.90
  Accumulation units outstanding
  at the end of period                       -

Accumulation Unit Values
Contract with Endorsements - 2.185%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division(1378)

  Accumulation unit value:
    Beginning of period                    $11.71           N/A             N/A             N/A            N/A
    End of period                          $13.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      675             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division(1378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division(1289)

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,451           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division(1289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division(1350)

  Accumulation unit value:
    Beginning of period                    $10.61           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,720            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1378)

  Accumulation unit value:
    Beginning of period                    $10.86           N/A             N/A             N/A            N/A
    End of period                          $10.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,281            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1349)

  Accumulation unit value:
    Beginning of period                    $14.01           N/A             N/A             N/A            N/A
    End of period                          $12.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      301             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1465)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,116            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1349)

  Accumulation unit value:
    Beginning of period                    $16.74           N/A             N/A             N/A            N/A
    End of period                          $16.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,715            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1350)

  Accumulation unit value:
    Beginning of period                    $17.20           N/A             N/A             N/A            N/A
    End of period                          $14.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,070            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1368)

  Accumulation unit value:
    Beginning of period                    $12.16           N/A             N/A             N/A            N/A
    End of period                          $11.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      177             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(1349)

  Accumulation unit value:
    Beginning of period                    $10.92           N/A             N/A             N/A            N/A
    End of period                          $11.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      361             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(1368)

  Accumulation unit value:
    Beginning of period                    $10.95           N/A             N/A             N/A            N/A
    End of period                          $10.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      196             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(1368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1288)

  Accumulation unit value:
    Beginning of period                    $11.80           N/A             N/A             N/A            N/A
    End of period                          $10.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,335            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1288)

  Accumulation unit value:
    Beginning of period                    $17.55           N/A             N/A             N/A            N/A
    End of period                          $18.18           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,060            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(1350)

  Accumulation unit value:
    Beginning of period                    $11.97           N/A             N/A             N/A            N/A
    End of period                          $11.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,468            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(1350)

  Accumulation unit value:
    Beginning of period                    $20.01           N/A             N/A             N/A            N/A
    End of period                          $19.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,639            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1288)

  Accumulation unit value:
    Beginning of period                    $13.97           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,790           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1398)

  Accumulation unit value:
    Beginning of period                    $11.75           N/A             N/A             N/A            N/A
    End of period                          $11.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,979            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1350)

  Accumulation unit value:
    Beginning of period                    $10.70           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,090            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(1368)

  Accumulation unit value:
    Beginning of period                    $13.26           N/A             N/A             N/A            N/A
    End of period                          $13.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      156             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(1368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1398)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $10.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,331           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1465)

  Accumulation unit value:
    Beginning of period                    $15.75           N/A             N/A             N/A            N/A
    End of period                          $15.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,373            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1368)

  Accumulation unit value:
    Beginning of period                    $19.49           N/A             N/A             N/A            N/A
    End of period                          $17.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      109             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(1465)

  Accumulation unit value:
    Beginning of period                    $14.83           N/A             N/A             N/A            N/A
    End of period                          $14.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,465            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1350)

  Accumulation unit value:
    Beginning of period                    $6.49            N/A             N/A             N/A            N/A
    End of period                          $6.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,640            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1465)

  Accumulation unit value:
    Beginning of period                    $14.34           N/A             N/A             N/A            N/A
    End of period                          $14.12           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,511            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1349)

  Accumulation unit value:
    Beginning of period                    $15.24           N/A             N/A             N/A            N/A
    End of period                          $14.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      796             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return
Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.77           N/A             N/A             N/A            N/A
    End of period                          $10.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,870            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1349)

  Accumulation unit value:
    Beginning of period                    $13.30           N/A             N/A             N/A            N/A
    End of period                          $14.21           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,726            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,363            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,355            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(1289)

  Accumulation unit value:
    Beginning of period                    $14.94           N/A             N/A             N/A            N/A
    End of period                          $15.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      725             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(1289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1289)

  Accumulation unit value:
    Beginning of period                    $11.17           N/A             N/A             N/A            N/A
    End of period                          $11.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      998             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(1289)

  Accumulation unit value:
    Beginning of period                    $14.84           N/A             N/A             N/A            N/A
    End of period                          $15.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      733             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(1289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1289)

  Accumulation unit value:
    Beginning of period                    $11.87           N/A             N/A             N/A            N/A
    End of period                          $12.26           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      927             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1289)

  Accumulation unit value:
    Beginning of period                    $14.03           N/A             N/A             N/A            N/A
    End of period                          $14.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      778             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1415)

  Accumulation unit value:
    Beginning of period                    $11.83           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      432             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1406)

  Accumulation unit value:
    Beginning of period                    $11.87           N/A             N/A             N/A            N/A
    End of period                          $11.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,933            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1406)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1465)

  Accumulation unit value:
    Beginning of period                    $21.53           N/A             N/A             N/A            N/A
    End of period                          $21.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      918             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1465)

  Accumulation unit value:
    Beginning of period                    $29.88           N/A             N/A             N/A            N/A
    End of period                          $29.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      361             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(1349)

  Accumulation unit value:
    Beginning of period                    $17.10           N/A             N/A             N/A            N/A
    End of period                          $15.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,144            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.195%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $16.22          $13.52          $12.49         $10.97          $10.11
    End of period                          $17.42          $16.22          $13.52         $12.49          $10.97
  Accumulation units outstanding
  at the end of period                     59,845          9,033           3,038           2,910           202

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(462)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.44          $10.91         $10.14          $9.96
    End of period                          $13.67          $12.07          $11.44         $10.91          $10.14
  Accumulation units outstanding
  at the end of period                     26,784          4,073           6,743           5,348          1,674

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(290)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.27          $7.50
    End of period                           N/A             N/A             N/A            $9.05          $9.27
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             406

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(919)

  Accumulation unit value:
    Beginning of period                    $15.39          $11.53          $10.91           N/A            N/A
    End of period                          $12.79          $15.39          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     76,128          12,175           730             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(919)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(593)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.34          $11.63         $11.02           N/A
    End of period                          $15.06          $13.82          $12.34         $11.63           N/A
  Accumulation units outstanding
  at the end of period                     24,697           419            2,268           1,973           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $18.30          $17.82          $16.22         $15.79          $15.17
    End of period                          $19.83          $18.30          $17.82         $16.22          $15.79
  Accumulation units outstanding
  at the end of period                       -             1,010           1,041           1,099           734

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.41           $9.04          $8.83
    End of period                           N/A             N/A            $8.53           $9.41          $9.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             6,429           231

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(268)

  Accumulation unit value:
    Beginning of period                    $11.47          $10.58          $9.82           $9.18          $7.94
    End of period                          $12.11          $11.47          $10.58          $9.82          $9.18
  Accumulation units outstanding
  at the end of period                     51,879          2,045           2,907           2,159          2,425

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(268)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $26.04           N/A             N/A             N/A            N/A
    End of period                          $28.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,747           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(493)

  Accumulation unit value:
    Beginning of period                    $25.35          $24.77          $24.19         $22.73           N/A
    End of period                          $27.21          $25.35          $24.77         $24.19           N/A
  Accumulation units outstanding
  at the end of period                     18,208           803            3,758           2,020           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    170,412           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.01           N/A             N/A             N/A            N/A
    End of period                          $10.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,983           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(462)

  Accumulation unit value:
    Beginning of period                    $17.89          $16.27          $16.09         $15.47          $14.73
    End of period                          $17.60          $17.89          $16.27         $16.09          $15.47
  Accumulation units outstanding
  at the end of period                     5,487           1,490           1,593           1,532           754

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(415)

  Accumulation unit value:
    Beginning of period                    $21.59          $18.38          $18.32         $15.77          $15.22
    End of period                          $23.68          $21.59          $18.38         $18.32          $15.77
  Accumulation units outstanding
  at the end of period                     48,447          2,386            922            1,519           670

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    833,570           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,853           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1116)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.02           N/A             N/A            N/A
    End of period                          $10.78          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    168,109          22,210           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     89,326           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                    $12.52          $10.87          $10.46           N/A            N/A
    End of period                          $11.49          $12.52          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,436          1,741           1,547            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(462)

  Accumulation unit value:
    Beginning of period                    $17.74          $17.32          $17.26         $16.50          $16.30
    End of period                          $18.57          $17.74          $17.32         $17.26          $16.50
  Accumulation units outstanding
  at the end of period                     41,245          15,279          9,992           6,786          1,175

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(894)

  Accumulation unit value:
    Beginning of period                    $12.71          $11.23          $10.92           N/A            N/A
    End of period                          $12.78          $12.71          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,553          1,844           2,020            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(894)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1202)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.15           N/A             N/A            N/A
    End of period                          $10.42          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,654           367             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1202)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(290)

  Accumulation unit value:
    Beginning of period                    $14.85          $11.50          $9.91           $8.27          $5.50
    End of period                          $16.26          $14.85          $11.50          $9.91          $8.27
  Accumulation units outstanding
  at the end of period                    157,960          9,881           2,299            251            755

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1122)

  Accumulation unit value:
    Beginning of period                    $22.16          $19.62           N/A             N/A            N/A
    End of period                          $23.39          $22.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,364            19             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(305)

  Accumulation unit value:
    Beginning of period                    $14.60          $14.45          $14.43         $14.21          $14.39
    End of period                          $15.19          $14.60          $14.45         $14.43          $14.21
  Accumulation units outstanding
  at the end of period                     12,731          5,217           1,687           1,822          1,388

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.83          $8.77            N/A             N/A            N/A
    End of period                          $13.97          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    188,933          7,168            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(290)

  Accumulation unit value:
    Beginning of period                    $19.48          $17.38          $16.33         $13.38          $10.29
    End of period                          $18.56          $19.48          $17.38         $16.33          $13.38
  Accumulation units outstanding
  at the end of period                     72,669          11,714          9,013           6,645          1,136

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(290)

  Accumulation unit value:
    Beginning of period                    $16.22          $14.19          $13.86         $12.28          $8.65
    End of period                          $14.78          $16.22          $14.19         $13.86          $12.28
  Accumulation units outstanding
  at the end of period                     14,428          4,121           5,633           5,741          1,237

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1318)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,087           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(290)

  Accumulation unit value:
    Beginning of period                    $11.99          $10.92          $11.50          $9.64          $6.84
    End of period                          $11.40          $11.99          $10.92         $11.50          $9.64
  Accumulation units outstanding
  at the end of period                    114,602          20,483          21,773         28,233          22,999

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(386)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.82          $10.86         $10.71          $10.57
    End of period                          $11.42          $10.97          $10.82         $10.86          $10.71
  Accumulation units outstanding
  at the end of period                     95,768          31,216          8,166           6,662          5,624

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1041)

  Accumulation unit value:
    Beginning of period                    $5.75           $4.97            N/A             N/A            N/A
    End of period                          $5.86           $5.75            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     79,405          4,962            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(1214)

  Accumulation unit value:
    Beginning of period                    $11.07          $11.09           N/A             N/A            N/A
    End of period                          $9.98           $11.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,493            556             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(1214)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(289)

  Accumulation unit value:
    Beginning of period                    $10.78          $8.51           $9.22           $9.16          $6.70
    End of period                          $10.66          $10.78          $8.51           $9.22          $9.16
  Accumulation units outstanding
  at the end of period                    144,610          39,947          39,369         29,707          32,009

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.11           N/A             N/A            N/A
    End of period                          $10.34          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    459,392          4,363            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(268)

  Accumulation unit value:
    Beginning of period                    $9.28           $8.12           $7.96           $7.31          $5.38
    End of period                          $9.42           $9.28           $8.12           $7.96          $7.31
  Accumulation units outstanding
  at the end of period                     13,213          4,923           4,125           3,850          4,070

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(268)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(933)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.08          $11.09           N/A            N/A
    End of period                          $11.34          $14.03          $12.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,521          6,323            364             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(384)

  Accumulation unit value:
    Beginning of period                    $16.72          $12.19          $11.31          $9.03          $7.70
    End of period                          $18.17          $16.72          $12.19         $11.31          $9.03
  Accumulation units outstanding
  at the end of period                    271,383          41,338          25,778         22,226          18,197

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(384)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(699)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.89          $10.34          $9.82           N/A
    End of period                          $11.91          $11.32          $10.89         $10.34           N/A
  Accumulation units outstanding
  at the end of period                     19,703          10,821          1,139            306            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1311)

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,948           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(290)

  Accumulation unit value:
    Beginning of period                    $18.09          $14.73          $13.28         $11.36          $7.81
    End of period                          $19.54          $18.09          $14.73         $13.28          $11.36
  Accumulation units outstanding
  at the end of period                    113,114          15,475          7,068           5,193          1,992

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(706)

  Accumulation unit value:
    Beginning of period                    $13.70          $11.79          $10.89         $10.35           N/A
    End of period                          $13.60          $13.70          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                   3,751,633        303,080          54,981          1,419           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.46            N/A             N/A            N/A
    End of period                          $11.86          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    512,435          6,420            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(810)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.47          $9.14            N/A            N/A
    End of period                          $12.50          $10.73          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,150          8,138           6,483            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1311)

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    116,226           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(683)

  Accumulation unit value:
    Beginning of period                    $26.41          $22.35          $16.70         $15.99           N/A
    End of period                          $34.95          $26.41          $22.35         $16.70           N/A
  Accumulation units outstanding
  at the end of period                     72,668          19,631          4,748           3,042           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(289)

  Accumulation unit value:
    Beginning of period                    $13.15          $12.84          $9.56           $8.31          $6.81
    End of period                          $13.51          $13.15          $12.84          $9.56          $8.31
  Accumulation units outstanding
  at the end of period                    122,009          39,072          30,037         32,052          24,543

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.57            N/A             N/A             N/A            N/A
    End of period                          $10.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      890             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(290)

  Accumulation unit value:
    Beginning of period                    $14.77          $13.76          $12.56         $11.09          $8.05
    End of period                          $15.53          $14.77          $13.76         $12.56          $11.09
  Accumulation units outstanding
  at the end of period                     59,528          17,438          10,025         14,269          4,881

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(289)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.49          $10.27          $9.54          $7.47
    End of period                          $12.11          $11.80          $10.49         $10.27          $9.54
  Accumulation units outstanding
  at the end of period                    107,487          36,029          29,589         29,523          20,093

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1334)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,796           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(289)

  Accumulation unit value:
    Beginning of period                    $20.19          $18.85          $17.68         $16.06          $10.82
    End of period                          $17.68          $20.19          $18.85         $17.68          $16.06
  Accumulation units outstanding
  at the end of period                     54,638          14,818          13,341         13,596          11,696

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(268)

  Accumulation unit value:
    Beginning of period                    $15.09          $13.13          $12.88         $11.21          $7.26
    End of period                          $14.45          $15.09          $13.13         $12.88          $11.21
  Accumulation units outstanding
  at the end of period                     58,156          13,648          10,418         14,755          5,988

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(268)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(699)

  Accumulation unit value:
    Beginning of period                    $5.89           $5.51           $5.50           $5.25           N/A
    End of period                          $6.60           $5.89           $5.51           $5.50           N/A
  Accumulation units outstanding
  at the end of period                     95,908          1,984           1,105            567            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(706)

  Accumulation unit value:
    Beginning of period                    $14.95          $15.49          $11.41         $10.68           N/A
    End of period                          $17.47          $14.95          $15.49         $11.41           N/A
  Accumulation units outstanding
  at the end of period                    487,847          57,418          18,276           344            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(810)

  Accumulation unit value:
    Beginning of period                    $13.03          $11.88          $10.42           N/A            N/A
    End of period                          $14.12          $13.03          $11.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     65,336          5,602           2,683            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.25          $11.01          $9.54          $8.89
    End of period                          $14.58          $14.02          $12.25         $11.01          $9.54
  Accumulation units outstanding
  at the end of period                     62,499          15,702          8,569           4,160          1,011

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(450)

  Accumulation unit value:
    Beginning of period                    $8.73           $8.51           $7.97           $7.82          $7.73
    End of period                          $9.41           $8.73           $8.51           $7.97          $7.82
  Accumulation units outstanding
  at the end of period                       -              273             291             310            330

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $10.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     92,794           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(283)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.24          $13.23         $12.95          $12.88
    End of period                          $14.19          $13.40          $13.24         $13.23          $12.95
  Accumulation units outstanding
  at the end of period                    155,599          45,253          38,700         36,555          10,258

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(653)

  Accumulation unit value:
    Beginning of period                    $22.14          $19.90          $18.70         $16.66           N/A
    End of period                          $20.09          $22.14          $19.90         $18.70           N/A
  Accumulation units outstanding
  at the end of period                      491              90             915            3,248           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(653)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(291)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.47          $12.87
    End of period                           N/A             N/A             N/A           $14.88          $14.47
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,646

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(291)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.33          $12.33          $12.39         $12.07           N/A
    End of period                          $12.89          $13.33          $12.33         $12.39           N/A
  Accumulation units outstanding
  at the end of period                     53,172          19,094          12,403         10,075           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(526)

  Accumulation unit value:
    Beginning of period                    $20.86          $18.87          $18.38         $17.78           N/A
    End of period                          $19.26          $20.86          $18.87         $18.38           N/A
  Accumulation units outstanding
  at the end of period                     1,723            871             831             832            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(290)

  Accumulation unit value:
    Beginning of period                    $8.29           $8.01           $7.30           $6.29          $4.85
    End of period                          $8.04           $8.29           $8.01           $7.30          $6.29
  Accumulation units outstanding
  at the end of period                       -             7,879           3,594           2,500           585

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1453)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,728            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1453)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(294)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13          $8.31
    End of period                           N/A             N/A             N/A           $10.26          $10.13
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,199

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(294)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.83          $7.46
    End of period                           N/A             N/A             N/A            $9.97          $9.83
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,983

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(294)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00          $7.89
    End of period                           N/A             N/A             N/A           $10.15          $10.00
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,565

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $10.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,259            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,110           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.31           N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,166            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(467)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.83          $9.47
    End of period                           N/A             N/A             N/A            $9.96          $9.83
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,648

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(467)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.42          $12.75          $12.02         $11.06           N/A
    End of period                          $15.40          $14.42          $12.75         $12.02           N/A
  Accumulation units outstanding
  at the end of period                     94,965          58,090          54,299         55,319           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(711)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.45          $10.30         $10.17           N/A
    End of period                          $11.46          $11.02          $10.45         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     29,124          17,037          14,379          5,030           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(711)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(283)

  Accumulation unit value:
    Beginning of period                    $14.36          $12.86          $12.24         $11.23          $9.06
    End of period                          $15.27          $14.36          $12.86         $12.24          $11.23
  Accumulation units outstanding
  at the end of period                    357,996         167,693         156,828         153,479         35,824

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(711)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.77          $10.48         $10.27           N/A
    End of period                          $12.26          $11.63          $10.77         $10.48           N/A
  Accumulation units outstanding
  at the end of period                    225,678          55,209          31,546          4,982           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(711)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(318)

  Accumulation unit value:
    Beginning of period                    $13.65          $12.44          $11.95         $11.15          $9.92
    End of period                          $14.51          $13.65          $12.44         $11.95          $11.15
  Accumulation units outstanding
  at the end of period                    445,095          65,413          60,583         55,588          25,521

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.57           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,053            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.65           N/A             N/A             N/A            N/A
    End of period                          $11.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      814             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.86           N/A             N/A             N/A            N/A
    End of period                          $11.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,481            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(420)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.52          $9.50
    End of period                           N/A             N/A             N/A           $10.71          $10.52
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            33,582

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                    $24.43          $21.97          $21.33         $19.66          $17.62
    End of period                          $25.69          $24.43          $21.97         $21.33          $19.66
  Accumulation units outstanding
  at the end of period                     40,266          6,755           7,477           5,560           424

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(467)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.39          $11.33         $11.49          $11.51
    End of period                          $11.93          $11.64          $11.39         $11.33          $11.49
  Accumulation units outstanding
  at the end of period                    153,218          7,491           30,172          2,097           655

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(467)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(462)

  Accumulation unit value:
    Beginning of period                    $20.22          $17.09          $16.15         $14.39          $13.53
    End of period                          $21.33          $20.22          $17.09         $16.15          $14.39
  Accumulation units outstanding
  at the end of period                     76,748          8,469           4,749           4,151           820

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $27.58          $24.79          $23.89         $22.22          $20.98
    End of period                          $29.70          $27.58          $24.79         $23.89          $22.22
  Accumulation units outstanding
  at the end of period                     58,985          6,825           4,042           3,376           850

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(268)

  Accumulation unit value:
    Beginning of period                    $36.16          $34.61          $31.01         $26.85          $18.26
    End of period                          $41.47          $36.16          $34.61         $31.01          $26.85
  Accumulation units outstanding
  at the end of period                     26,364          3,711           5,290           5,583          2,004

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(268)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(290)

  Accumulation unit value:
    Beginning of period                    $15.53          $13.23          $12.74         $11.30          $8.37
    End of period                          $15.32          $15.53          $13.23         $12.74          $11.30
  Accumulation units outstanding
  at the end of period                     40,373          12,336          11,539         10,644          3,396

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A



Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(537)

  Accumulation unit value:
    Beginning of period                    $16.21          $13.52          $12.48         $11.03           N/A
    End of period                          $17.40          $16.21          $13.52         $12.48           N/A
  Accumulation units outstanding
  at the end of period                     21,293          17,148          9,183           1,506           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(537)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.44          $10.90         $10.13          $9.20
    End of period                          $13.67          $12.07          $11.44         $10.90          $10.13
  Accumulation units outstanding
  at the end of period                     25,060          22,892          26,838         10,335          2,366

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(469)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.27          $8.90
    End of period                           N/A             N/A             N/A            $9.05          $9.27
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             331

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                    $15.38          $11.53          $10.63           N/A            N/A
    End of period                          $12.79          $15.38          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,740          55,450          41,700           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.33          $11.63         $11.13          $9.47
    End of period                          $15.05          $13.82          $12.33         $11.63          $11.13
  Accumulation units outstanding
  at the end of period                     16,393          10,365          11,163          1,292           166

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $18.29          $17.81          $16.21         $15.78          $14.74
    End of period                          $19.82          $18.29          $17.81         $16.21          $15.78
  Accumulation units outstanding
  at the end of period                       -             15,184          6,700            708            118

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.40           $9.19           N/A
    End of period                           N/A             N/A            $8.53           $9.40           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             5,321           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(427)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.58          $9.82           $9.17          $8.80
    End of period                          $12.11          $11.46          $10.58          $9.82          $9.17
  Accumulation units outstanding
  at the end of period                     32,635          38,820          47,326         15,423          7,078

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(707)

  Accumulation unit value:
    Beginning of period                    $23.75          $21.42          $21.49         $21.02           N/A
    End of period                          $28.02          $23.75          $21.42         $21.49           N/A
  Accumulation units outstanding
  at the end of period                     7,961           2,910           1,887           1,033           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(441)

  Accumulation unit value:
    Beginning of period                    $25.34          $24.76          $24.18         $22.13          $20.61
    End of period                          $27.19          $25.34          $24.76         $24.18          $22.13
  Accumulation units outstanding
  at the end of period                     8,174           9,374           9,370           1,777            67

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,924           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $10.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,142            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(398)

  Accumulation unit value:
    Beginning of period                    $17.88          $16.27          $16.09         $15.47          $14.09
    End of period                          $17.59          $17.88          $16.27         $16.09          $15.47
  Accumulation units outstanding
  at the end of period                     8,395           11,438          15,517          6,380          1,408

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(398)

  Accumulation unit value:
    Beginning of period                    $21.58          $18.37          $18.32         $15.76          $14.50
    End of period                          $23.66          $21.58          $18.37         $18.32          $15.76
  Accumulation units outstanding
  at the end of period                     11,800          10,598          8,299           3,898          1,130

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     65,301           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.01           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,293            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.93            N/A             N/A            N/A
    End of period                          $10.78          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,235           11,854           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      808             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.52          $10.87          $10.28           N/A            N/A
    End of period                          $11.49          $12.52          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,614          29,922          33,419           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(430)

  Accumulation unit value:
    Beginning of period                    $17.73          $17.31          $17.25         $16.49          $16.19
    End of period                          $18.56          $17.73          $17.31         $17.25          $16.49
  Accumulation units outstanding
  at the end of period                     31,827          30,593          27,254          3,704          1,547

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.71          $11.23          $10.34           N/A            N/A
    End of period                          $12.78          $12.71          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,263          34,907          37,241           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,701           3,336            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(445)

  Accumulation unit value:
    Beginning of period                    $14.84          $11.49          $9.91           $8.27          $7.54
    End of period                          $16.25          $14.84          $11.49          $9.91          $8.27
  Accumulation units outstanding
  at the end of period                     37,400          47,947          38,298         13,354          1,986

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(445)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $22.14          $20.20          $19.45         $16.85          $16.39
    End of period                          $23.38          $22.14          $20.20         $19.45          $16.85
  Accumulation units outstanding
  at the end of period                     2,753           1,988           1,631           2,465           180

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(420)

  Accumulation unit value:
    Beginning of period                    $14.59          $14.45          $14.43         $14.20          $14.21
    End of period                          $15.18          $14.59          $14.45         $14.43          $14.20
  Accumulation units outstanding
  at the end of period                     23,868          27,543          30,217          2,777          1,536

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1138)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.20            N/A             N/A            N/A
    End of period                          $13.96          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,925           536             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(441)

  Accumulation unit value:
    Beginning of period                    $19.48          $17.38          $16.33         $13.38          $12.55
    End of period                          $18.55          $19.48          $17.38         $16.33          $13.38
  Accumulation units outstanding
  at the end of period                     43,186          39,623          41,354         12,175          2,341

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(441)

  Accumulation unit value:
    Beginning of period                    $16.21          $14.19          $13.86         $12.28          $11.28
    End of period                          $14.77          $16.21          $14.19         $13.86          $12.28
  Accumulation units outstanding
  at the end of period                     32,818          33,423          36,843          8,226          1,454

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1379)

  Accumulation unit value:
    Beginning of period                    $9.51            N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,887            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1379)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(201)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.92          $11.49          $9.64          $7.42
    End of period                          $11.39          $11.98          $10.92         $11.49          $9.64
  Accumulation units outstanding
  at the end of period                    233,052         262,128         258,526         94,251          5,195

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(201)

  Accumulation unit value:
    Beginning of period                    $6.96
    End of period                          $7.42
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(201)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.81          $10.85         $10.71          $10.63
    End of period                          $11.41          $10.97          $10.81         $10.85          $10.71
  Accumulation units outstanding
  at the end of period                     46,500          54,651          56,047         23,911          1,361

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(201)

  Accumulation unit value:
    Beginning of period                    $10.52
    End of period                          $10.63
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(707)

  Accumulation unit value:
    Beginning of period                    $5.74           $4.31           $4.37           $4.26           N/A
    End of period                          $5.85           $5.74           $4.31           $4.37           N/A
  Accumulation units outstanding
  at the end of period                     41,163          26,694          13,510          5,148           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(791)

  Accumulation unit value:
    Beginning of period                    $11.07          $9.97           $10.01           N/A            N/A
    End of period                          $9.97           $11.07          $9.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,023           1,622           5,348            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $10.78          $8.51           $9.22           $9.16          $7.45
    End of period                          $10.65          $10.78          $8.51           $9.22          $9.16
  Accumulation units outstanding
  at the end of period                    269,965         312,503         312,995         113,776         9,833

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $6.33
    End of period                          $7.45
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.00           N/A             N/A            N/A
    End of period                          $10.34          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,301          31,082           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(420)

  Accumulation unit value:
    Beginning of period                    $9.28           $8.12           $7.96           $7.31          $6.55
    End of period                          $9.41           $9.28           $8.12           $7.96          $7.31
  Accumulation units outstanding
  at the end of period                     8,003           10,544          10,360          2,127          1,174

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.08          $11.64         $10.50           N/A
    End of period                          $11.34          $14.02          $12.08         $11.64           N/A
  Accumulation units outstanding
  at the end of period                     26,143          23,407          32,034           653            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(201)

  Accumulation unit value:
    Beginning of period                    $16.71          $12.19          $11.31          $9.02          $6.93
    End of period                          $18.16          $16.71          $12.19         $11.31          $9.02
  Accumulation units outstanding
  at the end of period                    245,748         292,577         291,368         93,438          6,629

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(201)

  Accumulation unit value:
    Beginning of period                    $6.70
    End of period                          $6.93
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.89          $10.34         $10.39           N/A
    End of period                          $11.91          $11.32          $10.89         $10.34           N/A
  Accumulation units outstanding
  at the end of period                     41,974          41,344          56,002           695            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $18.09          $14.72          $13.28         $11.36          $8.46
    End of period                          $19.53          $18.09          $14.72         $13.28          $11.36
  Accumulation units outstanding
  at the end of period                     91,534         105,616         110,731         30,885          2,553

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $7.94
    End of period                          $8.46
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.70          $11.79          $10.89          $9.70           N/A
    End of period                          $13.59          $13.70          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    979,252        1,122,193       1,148,802        65,365           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.00           N/A             N/A            N/A
    End of period                          $11.86          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,085          17,397           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.47          $10.81         $10.40           N/A
    End of period                          $12.50          $10.73          $10.47         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     47,426          42,663          42,377          7,952           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1338)

  Accumulation unit value:
    Beginning of period                    $10.64           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,993            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $26.40          $22.34          $16.70         $12.83           N/A
    End of period                          $34.94          $26.40          $22.34         $16.70           N/A
  Accumulation units outstanding
  at the end of period                     44,593          53,514          56,854          5,333           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $13.15          $12.84          $9.56           $8.31          $7.14
    End of period                          $13.51          $13.15          $12.84          $9.56          $8.31
  Accumulation units outstanding
  at the end of period                    199,823         219,539         239,543         91,266          6,177

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $7.51
    End of period                          $7.14
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.66            N/A             N/A            N/A
    End of period                          $10.68          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,429             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $14.77          $13.76          $12.56         $11.09          $8.43
    End of period                          $15.52          $14.77          $13.76         $12.56          $11.09
  Accumulation units outstanding
  at the end of period                     98,097         107,410         110,421         60,222          2,741

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $7.67
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(186)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.48          $10.27          $9.54          $7.63
    End of period                          $12.11          $11.80          $10.48         $10.27          $9.54
  Accumulation units outstanding
  at the end of period                    212,237         235,074         246,004         98,001          12,208

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(186)

  Accumulation unit value:
    Beginning of period                    $7.75
    End of period                          $7.63
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1345)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,697            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1345)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(201)

  Accumulation unit value:
    Beginning of period                    $20.18          $18.84          $17.68         $16.05          $11.09
    End of period                          $17.67          $20.18          $18.84         $17.68          $16.05
  Accumulation units outstanding
  at the end of period                    122,473         150,905         152,752         55,662          3,188

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(201)

  Accumulation unit value:
    Beginning of period                    $10.08
    End of period                          $11.09
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $15.09          $13.13          $12.87         $11.21          $7.85
    End of period                          $14.45          $15.09          $13.13         $12.87          $11.21
  Accumulation units outstanding
  at the end of period                     91,015         100,681         104,908         34,785          2,028

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $7.20
    End of period                          $7.85
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(501)

  Accumulation unit value:
    Beginning of period                    $5.89           $5.51           $5.49           $5.91           N/A
    End of period                          $6.60           $5.89           $5.51           $5.49           N/A
  Accumulation units outstanding
  at the end of period                     16,596          18,791          35,450          1,079           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(501)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $14.95          $15.49          $11.41          $9.51           N/A
    End of period                          $17.47          $14.95          $15.49         $11.41           N/A
  Accumulation units outstanding
  at the end of period                    181,379         224,533         205,269         18,965           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                    $13.03          $11.88          $11.06         $10.76           N/A
    End of period                          $14.12          $13.03          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     51,931          62,580          79,316          6,389           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.25          $11.01          $9.54          $9.10
    End of period                          $14.58          $14.02          $12.25         $11.01          $9.54
  Accumulation units outstanding
  at the end of period                     20,807          30,491          28,731         15,624           648

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(441)

  Accumulation unit value:
    Beginning of period                    $8.73           $8.51           $7.97           $7.81          $7.69
    End of period                          $9.41           $8.73           $8.51           $7.97          $7.81
  Accumulation units outstanding
  at the end of period                       -             6,194           8,193           5,716           226

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $10.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,739           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(186)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.24          $13.22         $12.94          $12.63
    End of period                          $14.19          $13.40          $13.24         $13.22          $12.94
  Accumulation units outstanding
  at the end of period                    125,576         107,983         115,759         23,442          5,063

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(186)

  Accumulation unit value:
    Beginning of period                    $12.40
    End of period                          $12.63
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(927)

  Accumulation unit value:
    Beginning of period                    $22.13          $19.89          $18.56           N/A            N/A
    End of period                          $20.08          $22.13          $19.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                      171              -             2,346            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(927)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(429)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.47          $13.94
    End of period                           N/A             N/A             N/A           $14.87          $14.47
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,423

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.32          $12.32          $12.39         $12.06           N/A
    End of period                          $12.89          $13.32          $12.32         $12.39           N/A
  Accumulation units outstanding
  at the end of period                     80,930          76,073          69,162         12,011           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(398)

  Accumulation unit value:
    Beginning of period                    $20.83          $18.84          $18.36         $17.10          $15.40
    End of period                          $19.23          $20.83          $18.84         $18.36          $17.10
  Accumulation units outstanding
  at the end of period                     4,869           5,859           5,908           2,424           358

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $8.28           $8.01           $7.30           $6.29          $5.66
    End of period                          $8.04           $8.28           $8.01           $7.30          $6.29
  Accumulation units outstanding
  at the end of period                       -             13,588          13,410          1,985           630

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(186)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13          $8.48
    End of period                           N/A             N/A             N/A           $10.26          $10.13
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(186)

  Accumulation unit value:
    Beginning of period                    $8.53
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,330            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(398)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.05          $9.04
    End of period                           N/A             N/A             N/A           $10.21          $10.05
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             203

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(157)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.82          $7.75
    End of period                           N/A             N/A             N/A            $9.95          $9.82
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,621

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(157)

  Accumulation unit value:
    Beginning of period                    $7.49
    End of period                          $7.75
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(480)

  Accumulation unit value:
    Beginning of period                    $14.41          $12.75          $12.01         $10.91          $10.75
    End of period                          $15.39          $14.41          $12.75         $12.01          $10.91
  Accumulation units outstanding
  at the end of period                     57,769          97,736         113,301         85,611          6,837

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.45          $10.30          $9.98           N/A
    End of period                          $11.46          $11.02          $10.45         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     65,560          57,714          45,016          1,761           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(212)

  Accumulation unit value:
    Beginning of period                    $14.36          $12.86          $12.23         $11.23          $9.43
    End of period                          $15.27          $14.36          $12.86         $12.23          $11.23
  Accumulation units outstanding
  at the end of period                    113,896          99,618          72,746         32,748          13,926

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(212)

  Accumulation unit value:
    Beginning of period                    $9.33
    End of period                          $9.43
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(696)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.77          $10.48         $10.03           N/A
    End of period                          $12.25          $11.63          $10.77         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     97,450         100,725         110,581         22,570           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(186)

  Accumulation unit value:
    Beginning of period                    $13.65          $12.44          $11.94         $11.14          $9.67
    End of period                          $14.50          $13.65          $12.44         $11.94          $11.14
  Accumulation units outstanding
  at the end of period                    412,018         384,135         394,244         127,551         2,037

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(186)

  Accumulation unit value:
    Beginning of period                    $9.66
    End of period                          $9.67
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1079)

  Accumulation unit value:
    Beginning of period                    $10.52          $9.93            N/A             N/A            N/A
    End of period                          $11.00          $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(538)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.69           N/A
    End of period                           N/A             N/A             N/A           $10.70           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(538)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(420)

  Accumulation unit value:
    Beginning of period                    $24.42          $21.96          $21.32         $19.66          $18.15
    End of period                          $25.67          $24.42          $21.96         $21.32          $19.66
  Accumulation units outstanding
  at the end of period                     49,672          52,695          43,383         11,704          1,567

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(334)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.38          $11.33         $11.49          $11.62
    End of period                          $11.92          $11.64          $11.38         $11.33          $11.49
  Accumulation units outstanding
  at the end of period                     37,251          32,016          68,987         20,462            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(440)

  Accumulation unit value:
    Beginning of period                    $20.22          $17.09          $16.15         $14.39          $13.06
    End of period                          $21.33          $20.22          $17.09         $16.15          $14.39
  Accumulation units outstanding
  at the end of period                     14,970          16,020          18,835          1,896           613

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(440)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $27.56          $24.78          $23.87         $22.21          $20.17
    End of period                          $29.69          $27.56          $24.78         $23.87          $22.21
  Accumulation units outstanding
  at the end of period                     28,400          22,334          16,369          1,392           191

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $36.14          $34.59          $30.99         $26.84          $24.09
    End of period                          $41.44          $36.14          $34.59         $30.99          $26.84
  Accumulation units outstanding
  at the end of period                     23,241          24,599          20,617          7,459           336

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(420)

  Accumulation unit value:
    Beginning of period                    $15.53          $13.22          $12.73         $11.30          $10.00
    End of period                          $15.32          $15.53          $13.22         $12.73          $11.30
  Accumulation units outstanding
  at the end of period                     81,826          88,264          88,054         25,763          2,427

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.205%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(872)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.81          $10.87           N/A            N/A
    End of period                          $11.41          $10.96          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(872)

  Accumulation unit value:
    Beginning of period                    $18.08          $14.72          $13.09           N/A            N/A
    End of period                          $19.52          $18.08          $14.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(872)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.76          $13.24           N/A            N/A
    End of period                          $15.52          $14.76          $13.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(872)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.48          $10.29           N/A            N/A
    End of period                          $12.10          $11.80          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(872)

  Accumulation unit value:
    Beginning of period                    $15.08          $13.12          $12.92           N/A            N/A
    End of period                          $14.44          $15.08          $13.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(967)

  Accumulation unit value:
    Beginning of period                    $14.41          $12.74          $12.79           N/A            N/A
    End of period                          $15.38          $14.41          $12.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,785           2,187           2,225            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(967)

  Accumulation unit value:
    Beginning of period                    $14.35          $12.85          $12.89           N/A            N/A
    End of period                          $15.26          $14.35          $12.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,799           2,192           2,208            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(967)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.77          $10.76           N/A            N/A
    End of period                          $12.25          $11.63          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,408           2,697           2,646            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(967)

  Accumulation unit value:
    Beginning of period                    $13.64          $12.43          $12.44           N/A            N/A
    End of period                          $14.49          $13.64          $12.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,408           2,303           2,288            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.21%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(316)

  Accumulation unit value:
    Beginning of period                    $16.19          $13.50          $12.47         $10.96          $8.40
    End of period                          $17.38          $16.19          $13.50         $12.47          $10.96
  Accumulation units outstanding
  at the end of period                     82,434          46,355          21,646          3,347          3,855

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(303)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.43          $10.90         $10.13          $8.17
    End of period                          $13.66          $12.06          $11.43         $10.90          $10.13
  Accumulation units outstanding
  at the end of period                    110,581          43,419          62,310         15,884          12,678

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(457)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.30          $8.70
    End of period                           N/A             N/A             N/A            $9.08          $9.30
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,310

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(457)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $15.38          $11.53          $10.22           N/A            N/A
    End of period                          $12.79          $15.38          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                    104,553         229,677          54,243           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(288)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.33          $11.63         $11.13          $7.64
    End of period                          $15.05          $13.81          $12.33         $11.63          $11.13
  Accumulation units outstanding
  at the end of period                     15,614          7,307           21,542          1,940          2,836

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(309)

  Accumulation unit value:
    Beginning of period                    $18.27          $17.79          $16.20         $15.77          $12.23
    End of period                          $19.80          $18.27          $17.79         $16.20          $15.77
  Accumulation units outstanding
  at the end of period                       -             13,977          14,250          9,897          6,349

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.40           $9.04          $7.53
    End of period                           N/A             N/A            $8.52           $9.40          $9.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             5,221          5,912

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(269)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.57          $9.82           $9.17          $7.99
    End of period                          $12.10          $11.46          $10.57          $9.82          $9.17
  Accumulation units outstanding
  at the end of period                    146,575         101,454         107,825         31,011          20,451

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(269)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(636)

  Accumulation unit value:
    Beginning of period                    $23.70          $21.39          $21.45         $17.64           N/A
    End of period                          $27.97          $23.70          $21.39         $21.45           N/A
  Accumulation units outstanding
  at the end of period                     26,110          10,817          2,618            956            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(636)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,673            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(306)

  Accumulation unit value:
    Beginning of period                    $25.31          $24.73          $24.15         $22.11          $16.89
    End of period                          $27.16          $25.31          $24.73         $24.15          $22.11
  Accumulation units outstanding
  at the end of period                     22,511          23,219          19,087         19,939          7,238

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    298,494           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $10.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,738            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $17.86          $16.25          $16.07         $15.45          $12.15
    End of period                          $17.57          $17.86          $16.25         $16.07          $15.45
  Accumulation units outstanding
  at the end of period                     20,715          27,512          31,645         19,145          9,880

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(284)

  Accumulation unit value:
    Beginning of period                    $21.56          $18.35          $18.30         $15.75          $9.98
    End of period                          $23.64          $21.56          $18.35         $18.30          $15.75
  Accumulation units outstanding
  at the end of period                     71,804          24,447          13,977         10,853          12,417

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    557,255           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,732            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.84            N/A             N/A            N/A
    End of period                          $10.78          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,935          13,330           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,227           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                    $12.52          $10.87          $9.83            N/A            N/A
    End of period                          $11.49          $12.52          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     56,919          55,592          34,142           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(267)

  Accumulation unit value:
    Beginning of period                    $17.71          $17.30          $17.23         $16.48          $14.98
    End of period                          $18.54          $17.71          $17.30         $17.23          $16.48
  Accumulation units outstanding
  at the end of period                    190,456         170,025         163,606         29,378          4,068

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.71          $11.22          $10.15           N/A            N/A
    End of period                          $12.77          $12.71          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,756          73,254          50,331           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    118,651          18,904           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(376)

  Accumulation unit value:
    Beginning of period                    $14.83          $11.48          $9.90           $8.26          $6.78
    End of period                          $16.24          $14.83          $11.48          $9.90          $8.26
  Accumulation units outstanding
  at the end of period                    312,790         293,719         150,980         68,114          3,079

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(376)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(371)

  Accumulation unit value:
    Beginning of period                    $22.12          $20.18          $19.43         $16.84          $14.87
    End of period                          $23.36          $22.12          $20.18         $19.43          $16.84
  Accumulation units outstanding
  at the end of period                     25,445          8,103           11,909           714             -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(371)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(267)

  Accumulation unit value:
    Beginning of period                    $14.58          $14.43          $14.41         $14.19          $14.34
    End of period                          $15.17          $14.58          $14.43         $14.41          $14.19
  Accumulation units outstanding
  at the end of period                    114,959         119,607          94,736         33,583          23,307

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.13           N/A             N/A            N/A
    End of period                          $13.96          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    194,998          26,267           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(284)

  Accumulation unit value:
    Beginning of period                    $19.46          $17.36          $16.31         $13.37          $9.79
    End of period                          $18.53          $19.46          $17.36         $16.31          $13.37
  Accumulation units outstanding
  at the end of period                     82,290          82,491          82,755         34,142          19,274

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(368)

  Accumulation unit value:
    Beginning of period                    $16.19          $14.17          $13.85         $12.27          $10.59
    End of period                          $14.76          $16.19          $14.17         $13.85          $12.27
  Accumulation units outstanding
  at the end of period                     54,540          61,403          74,621         35,357          11,504

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1354)

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    118,510           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(288)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.91          $11.49          $9.63          $6.59
    End of period                          $11.38          $11.98          $10.91         $11.49          $9.63
  Accumulation units outstanding
  at the end of period                   1,101,072       1,262,549       1,253,129        322,132        110,530

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(274)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.81          $10.85         $10.70          $10.67
    End of period                          $11.41          $10.96          $10.81         $10.85          $10.70
  Accumulation units outstanding
  at the end of period                    404,298         489,902         455,670         71,649          15,170

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(548)

  Accumulation unit value:
    Beginning of period                    $5.74           $4.31           $4.37           $3.96           N/A
    End of period                          $5.86           $5.74           $4.31           $4.37           N/A
  Accumulation units outstanding
  at the end of period                    146,700         130,824          36,199          9,595           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(548)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(712)

  Accumulation unit value:
    Beginning of period                    $11.06          $9.97           $10.44         $10.13           N/A
    End of period                          $9.97           $11.06          $9.97          $10.44           N/A
  Accumulation units outstanding
  at the end of period                     17,933          32,680          25,320          3,949           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(284)

  Accumulation unit value:
    Beginning of period                    $10.77          $8.50           $9.21           $9.15          $6.22
    End of period                          $10.64          $10.77          $8.50           $9.21          $9.15
  Accumulation units outstanding
  at the end of period                   1,167,825       1,462,591       1,366,974        364,716        122,260

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.02           N/A             N/A            N/A
    End of period                          $10.33          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    150,841         302,572           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(358)

  Accumulation unit value:
    Beginning of period                    $9.27           $8.11           $7.95           $7.31          $6.42
    End of period                          $9.41           $9.27           $8.11           $7.95          $7.31
  Accumulation units outstanding
  at the end of period                     64,546          95,344          83,234         26,404          7,087

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.07          $11.63         $10.50           N/A
    End of period                          $11.33          $14.01          $12.07         $11.63           N/A
  Accumulation units outstanding
  at the end of period                     32,110          39,837          27,773          4,538           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(284)

  Accumulation unit value:
    Beginning of period                    $16.70          $12.18          $11.30          $9.02          $5.81
    End of period                          $18.14          $16.70          $12.18         $11.30          $9.02
  Accumulation units outstanding
  at the end of period                   1,122,969       1,287,683       1,285,161        314,305         85,962

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.88          $10.34         $10.45           N/A
    End of period                          $11.90          $11.31          $10.88         $10.34           N/A
  Accumulation units outstanding
  at the end of period                     76,954         101,724          93,327          9,343           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1355)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     73,110           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(274)

  Accumulation unit value:
    Beginning of period                    $18.08          $14.72          $13.28         $11.36          $8.00
    End of period                          $19.52          $18.08          $14.72         $13.28          $11.36
  Accumulation units outstanding
  at the end of period                    432,233         527,690         459,652         76,673          27,309

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.70          $11.79          $10.89          $9.62           N/A
    End of period                          $13.59          $13.70          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                   3,550,126       4,223,080       3,107,143        234,785          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.13           N/A             N/A            N/A
    End of period                          $11.86          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    220,273         206,694           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.47          $10.81         $10.12           N/A
    End of period                          $12.49          $10.73          $10.47         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     87,417          87,235          67,115          7,340           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,127           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $26.38          $22.33          $16.69         $12.80          $12.26
    End of period                          $34.91          $26.38          $22.33         $16.69          $12.80
  Accumulation units outstanding
  at the end of period                    188,421         174,952         137,897         12,629           354

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(284)

  Accumulation unit value:
    Beginning of period                    $13.14          $12.83          $9.56           $8.30          $6.53
    End of period                          $13.49          $13.14          $12.83          $9.56          $8.30
  Accumulation units outstanding
  at the end of period                   1,049,377       1,143,201       1,225,536        307,206         91,003

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1111)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.28            N/A             N/A            N/A
    End of period                          $10.68          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,932          40,256           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1111)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(274)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.76          $12.56         $11.09          $7.86
    End of period                          $15.51          $14.76          $13.76         $12.56          $11.09
  Accumulation units outstanding
  at the end of period                    446,665         503,054         457,164         104,262         49,445

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(274)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.48          $10.26          $9.53          $7.21
    End of period                          $12.10          $11.80          $10.48         $10.26          $9.53
  Accumulation units outstanding
  at the end of period                    786,209         951,245         876,669         246,901         55,383

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,589           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(288)

  Accumulation unit value:
    Beginning of period                    $20.16          $18.83          $17.67         $16.05          $10.54
    End of period                          $17.66          $20.16          $18.83         $17.67          $16.05
  Accumulation units outstanding
  at the end of period                    685,111         767,405         757,261         183,025         59,527

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(274)

  Accumulation unit value:
    Beginning of period                    $15.08          $13.12          $12.87         $11.21          $7.32
    End of period                          $14.44          $15.08          $13.12         $12.87          $11.21
  Accumulation units outstanding
  at the end of period                    347,981         450,910         433,104         96,014          48,150

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(274)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $5.89           $5.50           $5.49           $5.55          $5.33
    End of period                          $6.59           $5.89           $5.50           $5.49          $5.55
  Accumulation units outstanding
  at the end of period                    160,171          50,437          76,138          8,977           678

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(687)

  Accumulation unit value:
    Beginning of period                    $14.94          $15.49          $11.41          $9.47           N/A
    End of period                          $17.46          $14.94          $15.49         $11.41           N/A
  Accumulation units outstanding
  at the end of period                    824,540        1,312,654       1,028,410        136,985          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                    $13.03          $11.87          $11.06          $9.76           N/A
    End of period                          $14.11          $13.03          $11.87         $11.06           N/A
  Accumulation units outstanding
  at the end of period                    488,228         663,768         618,057         90,543           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(281)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.24          $11.01          $9.54          $6.38
    End of period                          $14.57          $14.01          $12.24         $11.01          $9.54
  Accumulation units outstanding
  at the end of period                    102,361         129,012          88,653         31,953          18,011

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(281)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $8.73           $8.51           $7.97           $7.81          $6.86
    End of period                          $9.41           $8.73           $8.51           $7.97          $7.81
  Accumulation units outstanding
  at the end of period                       -             9,263           8,496            60              24

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,192           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(267)

  Accumulation unit value:
    Beginning of period                    $13.39          $13.23          $13.22         $12.94          $12.70
    End of period                          $14.17          $13.39          $13.23         $13.22          $12.94
  Accumulation units outstanding
  at the end of period                    366,766         394,752         355,422         83,166          41,224

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(630)

  Accumulation unit value:
    Beginning of period                    $22.11          $19.87          $18.68         $16.58           N/A
    End of period                          $20.05          $22.11          $19.87         $18.68           N/A
  Accumulation units outstanding
  at the end of period                     3,510           4,876           8,530           2,617           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(267)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.45          $12.58
    End of period                           N/A             N/A             N/A           $14.86          $14.45
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            29,523

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.31          $12.31          $12.38         $12.05           N/A
    End of period                          $12.87          $13.31          $12.31         $12.38           N/A
  Accumulation units outstanding
  at the end of period                    214,793         253,984         232,522         86,632           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $20.81          $18.82          $18.34         $17.08          $13.24
    End of period                          $19.20          $20.81          $18.82         $18.34          $17.08
  Accumulation units outstanding
  at the end of period                     18,863          5,822           5,585          30,545          12,184

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(374)

  Accumulation unit value:
    Beginning of period                    $8.28           $8.00           $7.30           $6.29          $5.65
    End of period                          $8.03           $8.28           $8.00           $7.30          $6.29
  Accumulation units outstanding
  at the end of period                       -             28,295          30,584         12,362          9,174

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(374)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1459)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    338,865           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1459)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,554            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(289)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.12          $8.30
    End of period                           N/A             N/A             N/A           $10.25          $10.12
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            27,640

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(278)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.83          $7.30
    End of period                           N/A             N/A             N/A            $9.97          $9.83
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,517

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(359)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.99          $8.84
    End of period                           N/A             N/A             N/A           $10.15          $9.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,362

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $10.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,935            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,774           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.84           N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,546            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(347)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.04          $8.91
    End of period                           N/A             N/A             N/A           $10.20          $10.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,487

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(347)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(267)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.82          $7.18
    End of period                           N/A             N/A             N/A            $9.95          $9.82
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            37,482

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,859           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(279)

  Accumulation unit value:
    Beginning of period                    $14.40          $12.74          $12.01         $10.90          $8.41
    End of period                          $15.38          $14.40          $12.74         $12.01          $10.90
  Accumulation units outstanding
  at the end of period                    253,482         211,971         202,795         118,044         30,256

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.45          $10.30          $9.98           N/A
    End of period                          $11.46          $11.02          $10.45         $10.30           N/A
  Accumulation units outstanding
  at the end of period                    386,969         391,817         360,571         100,948          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(279)

  Accumulation unit value:
    Beginning of period                    $14.35          $12.85          $12.23         $11.22          $9.11
    End of period                          $15.25          $14.35          $12.85         $12.23          $11.22
  Accumulation units outstanding
  at the end of period                    685,038         600,669         530,630         245,184        111,408

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(696)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.77          $10.48         $10.03           N/A
    End of period                          $12.25          $11.63          $10.77         $10.48           N/A
  Accumulation units outstanding
  at the end of period                    820,016         822,548         735,487         101,969          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(270)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.43          $11.94         $11.14          $9.48
    End of period                          $14.49          $13.63          $12.43         $11.94          $11.14
  Accumulation units outstanding
  at the end of period                   1,055,285       1,056,794       1,147,410        288,516        133,107

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(270)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1113)

  Accumulation unit value:
    Beginning of period                    $10.77          $9.65            N/A             N/A            N/A
    End of period                          $11.50          $10.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,860          26,258           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1113)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1169)

  Accumulation unit value:
    Beginning of period                    $10.52          $10.29           N/A             N/A            N/A
    End of period                          $11.00          $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,974          8,867            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1169)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,815            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(368)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.51          $9.45
    End of period                           N/A             N/A             N/A           $10.70          $10.51
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,352

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(269)

  Accumulation unit value:
    Beginning of period                    $24.39          $21.94          $21.30         $19.64          $15.91
    End of period                          $25.64          $24.39          $21.94         $21.30          $19.64
  Accumulation units outstanding
  at the end of period                    121,530          91,090          96,144         57,653          10,727

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(269)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(281)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.37          $11.32         $11.48          $11.65
    End of period                          $11.91          $11.62          $11.37         $11.32          $11.48
  Accumulation units outstanding
  at the end of period                    464,009         215,660         160,597         36,433          37,469

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(281)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(361)

  Accumulation unit value:
    Beginning of period                    $20.21          $17.08          $16.15         $14.38          $12.43
    End of period                          $21.31          $20.21          $17.08         $16.15          $14.38
  Accumulation units outstanding
  at the end of period                    137,562         144,286          66,251         12,415          5,044

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(361)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(298)

  Accumulation unit value:
    Beginning of period                    $27.53          $24.75          $23.85         $22.19          $16.98
    End of period                          $29.65          $27.53          $24.75         $23.85          $22.19
  Accumulation units outstanding
  at the end of period                     83,952          74,501          71,604         21,735          8,756

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(306)

  Accumulation unit value:
    Beginning of period                    $36.10          $34.56          $30.96         $26.82          $19.54
    End of period                          $41.39          $36.10          $34.56         $30.96          $26.82
  Accumulation units outstanding
  at the end of period                     91,665          76,570          70,410         26,694          14,924

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(289)

  Accumulation unit value:
    Beginning of period                    $15.52          $13.22          $12.73         $11.29          $8.33
    End of period                          $15.30          $15.52          $13.22         $12.73          $11.29
  Accumulation units outstanding
  at the end of period                    237,908         227,967         164,189         113,781         33,122

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.22%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $17.74           N/A             N/A             N/A            N/A
    End of period                          $17.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      465             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.43          $10.90          $9.47           N/A
    End of period                          $13.65          $12.06          $11.43         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     4,363           3,636           3,576           3,576           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1038)

  Accumulation unit value:
    Beginning of period                    $15.39          $12.85           N/A             N/A            N/A
    End of period                          $12.79          $15.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,413           2,393            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1038)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(600)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.33          $11.62         $11.06           N/A
    End of period                          $15.03          $13.80          $12.33         $11.62           N/A
  Accumulation units outstanding
  at the end of period                      775             813             889             932            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(600)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(729)

  Accumulation unit value:
    Beginning of period                    $18.25          $17.77          $16.18         $15.97           N/A
    End of period                          $19.77          $18.25          $17.77         $16.18           N/A
  Accumulation units outstanding
  at the end of period                       -              887             210             210            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1114)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.40           N/A             N/A            N/A
    End of period                          $12.18          $11.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,524             84             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1114)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1219)

  Accumulation unit value:
    Beginning of period                    $23.69          $23.50           N/A             N/A            N/A
    End of period                          $27.95          $23.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      689             691             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1219)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.70           N/A             N/A             N/A            N/A
    End of period                          $13.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,299            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(729)

  Accumulation unit value:
    Beginning of period                    $17.84          $16.24          $16.06         $15.74           N/A
    End of period                          $17.55          $17.84          $16.24         $16.06           N/A
  Accumulation units outstanding
  at the end of period                       -              427             427             427            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(517)

  Accumulation unit value:
    Beginning of period                    $21.54          $18.34          $18.29         $17.11           N/A
    End of period                          $23.61          $21.54          $18.34         $18.29           N/A
  Accumulation units outstanding
  at the end of period                     4,005            835             835            1,621           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,905           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      357             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.93            N/A             N/A            N/A
    End of period                          $10.77          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,648          3,360            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,150           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1038)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.08           N/A             N/A            N/A
    End of period                          $11.48          $12.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,129            321             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1038)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(729)

  Accumulation unit value:
    Beginning of period                    $17.69          $17.28          $17.21         $17.18           N/A
    End of period                          $18.51          $17.69          $17.28         $17.21           N/A
  Accumulation units outstanding
  at the end of period                     2,547           2,706            274             274            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1038)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.83           N/A             N/A            N/A
    End of period                          $12.76          $12.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,570             52             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1038)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(671)

  Accumulation unit value:
    Beginning of period                    $14.81          $11.48          $9.89           $8.60           N/A
    End of period                          $16.22          $14.81          $11.48          $9.89           N/A
  Accumulation units outstanding
  at the end of period                     8,652           2,788           2,178           1,505           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(671)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(729)

  Accumulation unit value:
    Beginning of period                    $22.09          $20.16          $19.41         $19.03           N/A
    End of period                          $23.32          $22.09          $20.16         $19.41           N/A
  Accumulation units outstanding
  at the end of period                      581             106             106             106            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(729)

  Accumulation unit value:
    Beginning of period                    $14.65          $14.44          $14.40         $14.41           N/A
    End of period                          $15.66          $14.65          $14.44         $14.40           N/A
  Accumulation units outstanding
  at the end of period                       -               27              -              140            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.31           N/A             N/A             N/A            N/A
    End of period                          $13.96           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,392            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(671)

  Accumulation unit value:
    Beginning of period                    $19.44          $17.35          $16.30         $14.34           N/A
    End of period                          $18.52          $19.44          $17.35         $16.30           N/A
  Accumulation units outstanding
  at the end of period                     5,394           2,969            990             995            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(671)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(600)

  Accumulation unit value:
    Beginning of period                    $16.18          $14.16          $13.84         $12.47           N/A
    End of period                          $14.75          $16.18          $14.16         $13.84           N/A
  Accumulation units outstanding
  at the end of period                     2,672           1,919           1,992           2,036           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(600)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1344)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,746            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1344)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(443)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.90          $11.48          $9.63          $8.55
    End of period                          $11.37          $11.97          $10.90         $11.48          $9.63
  Accumulation units outstanding
  at the end of period                     14,452          5,459           2,506           4,252          4,688

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(443)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(517)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.81          $10.85         $10.82           N/A
    End of period                          $11.40          $10.95          $10.81         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     9,338           5,698           5,512           4,034           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1182)

  Accumulation unit value:
    Beginning of period                    $5.74           $5.54            N/A             N/A            N/A
    End of period                          $5.85           $5.74            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,037          5,891            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(1198)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.93           N/A             N/A            N/A
    End of period                          $9.96           $11.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      457             457             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(1198)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $10.76          $8.49           $9.21           $9.15          $8.05
    End of period                          $10.63          $10.76          $8.49           $9.21          $9.15
  Accumulation units outstanding
  at the end of period                     11,163          12,157          13,168         10,090          5,368

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1085)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.30           N/A             N/A            N/A
    End of period                          $10.33          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,744            119             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(770)

  Accumulation unit value:
    Beginning of period                    $9.26           $8.10           $7.94            N/A            N/A
    End of period                          $9.40           $9.26           $8.10            N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,828           2,705            862             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(770)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.06          $11.62         $11.21           N/A
    End of period                          $11.32          $14.00          $12.06         $11.62           N/A
  Accumulation units outstanding
  at the end of period                      657             657              -              995            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                    $16.68          $12.17          $11.30          $9.02          $8.67
    End of period                          $18.13          $16.68          $12.17         $11.30          $9.02
  Accumulation units outstanding
  at the end of period                     22,371          12,328          6,073           6,603          5,060

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(1198)

  Accumulation unit value:
    Beginning of period                    $11.30          $11.23           N/A             N/A            N/A
    End of period                          $11.89          $11.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,525            623             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(1198)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1467)

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,428            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1467)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(600)

  Accumulation unit value:
    Beginning of period                    $18.07          $14.71          $13.27         $11.59           N/A
    End of period                          $19.51          $18.07          $14.71         $13.27           N/A
  Accumulation units outstanding
  at the end of period                     9,559           4,893           3,207           2,089           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(600)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(823)

  Accumulation unit value:
    Beginning of period                    $13.70          $11.78          $10.66           N/A            N/A
    End of period                          $13.58          $13.70          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     80,314          66,049          32,419           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(823)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1078)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.44            N/A             N/A            N/A
    End of period                          $11.86          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,642           2,845            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(975)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.47          $10.56           N/A            N/A
    End of period                          $12.49          $10.72          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,686           1,605            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(975)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $26.36          $22.31          $16.68         $13.90           N/A
    End of period                          $34.88          $26.36          $22.31         $16.68           N/A
  Accumulation units outstanding
  at the end of period                     1,411           2,911             -              802            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $13.13          $12.82          $9.55           $8.30          $7.75
    End of period                          $13.48          $13.13          $12.82          $9.55          $8.30
  Accumulation units outstanding
  at the end of period                     12,244          7,592           5,193           7,285          5,723

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(517)

  Accumulation unit value:
    Beginning of period                    $14.75          $13.75          $12.56         $11.68           N/A
    End of period                          $15.50          $14.75          $13.75         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     9,153           6,590           6,761           5,606           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(517)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.47          $10.26          $9.90           N/A
    End of period                          $12.09          $11.79          $10.47         $10.26           N/A
  Accumulation units outstanding
  at the end of period                     16,283          12,857          13,232         14,172           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(441)

  Accumulation unit value:
    Beginning of period                    $20.15          $18.82          $17.66         $16.04          $15.10
    End of period                          $17.64          $20.15          $18.82         $17.66          $16.04
  Accumulation units outstanding
  at the end of period                     4,493           3,760           2,970           3,617          2,801

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(600)

  Accumulation unit value:
    Beginning of period                    $15.07          $13.12          $12.87         $11.38           N/A
    End of period                          $14.43          $15.07          $13.12         $12.87           N/A
  Accumulation units outstanding
  at the end of period                     7,945           2,842           3,001           1,810           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(600)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1198)

  Accumulation unit value:
    Beginning of period                    $5.88           $6.00            N/A             N/A            N/A
    End of period                          $6.59           $5.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,471           1,498            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1198)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(765)

  Accumulation unit value:
    Beginning of period                    $14.94          $15.49          $11.86           N/A            N/A
    End of period                          $17.46          $14.94          $15.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,543          9,319           3,251            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(992)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.36           N/A             N/A            N/A
    End of period                          $14.11          $13.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,761           6,162            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(729)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.24          $11.00         $10.81           N/A
    End of period                          $14.56          $14.00          $12.24         $11.00           N/A
  Accumulation units outstanding
  at the end of period                     1,519           1,821            249             249            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1085)

  Accumulation unit value:
    Beginning of period                    $8.72           $8.14            N/A             N/A            N/A
    End of period                          $9.39           $8.72            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               76             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(456)

  Accumulation unit value:
    Beginning of period                    $13.38          $13.22          $13.21         $12.93          $12.90
    End of period                          $14.16          $13.38          $13.22         $13.21          $12.93
  Accumulation units outstanding
  at the end of period                     11,420          6,038           5,203           5,163           483

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.44          $14.10
    End of period                           N/A             N/A             N/A           $14.84          $14.44
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             442

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.30          $12.30          $12.37         $12.05           N/A
    End of period                          $12.86          $13.30          $12.30         $12.37           N/A
  Accumulation units outstanding
  at the end of period                     6,864           3,077            831             708            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $20.95           N/A             N/A             N/A            N/A
    End of period                          $19.18           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      621             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.86           N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,744            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(442)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.04          $9.47
    End of period                           N/A             N/A             N/A           $10.20          $10.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            33,949

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.97           N/A
    End of period                           N/A             N/A             N/A            $9.94           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.39          $12.73          $12.00         $11.05           N/A
    End of period                          $15.36          $14.39          $12.73         $12.00           N/A
  Accumulation units outstanding
  at the end of period                     67,099          48,110          31,421         46,854           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(500)

  Accumulation unit value:
    Beginning of period                    $14.33          $12.84          $12.22         $11.52           N/A
    End of period                          $15.24          $14.33          $12.84         $12.22           N/A
  Accumulation units outstanding
  at the end of period                     40,664          13,256          13,655         13,327           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(570)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.42          $11.93         $11.09           N/A
    End of period                          $14.47          $13.62          $12.42         $11.93           N/A
  Accumulation units outstanding
  at the end of period                     55,930          16,917          7,730           6,435           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(570)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.78           N/A             N/A             N/A            N/A
    End of period                          $11.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,210            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(626)

  Accumulation unit value:
    Beginning of period                    $24.36          $21.91          $21.28         $19.56           N/A
    End of period                          $25.61          $24.36          $21.91         $21.28           N/A
  Accumulation units outstanding
  at the end of period                     3,387           3,405           3,423           3,441           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(729)

  Accumulation unit value:
    Beginning of period                    $11.63          $11.37          $11.30         $11.31           N/A
    End of period                          $11.91          $11.63          $11.37         $11.30           N/A
  Accumulation units outstanding
  at the end of period                     17,058            25             155             297            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(729)

  Accumulation unit value:
    Beginning of period                    $20.20          $17.08          $16.14         $15.87           N/A
    End of period                          $21.30          $20.20          $17.08         $16.14           N/A
  Accumulation units outstanding
  at the end of period                     1,431           1,200            212             212            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(729)

  Accumulation unit value:
    Beginning of period                    $27.50          $24.72          $23.83         $23.42           N/A
    End of period                          $29.61          $27.50          $24.72         $23.83           N/A
  Accumulation units outstanding
  at the end of period                     1,777            287             287             287            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(600)

  Accumulation unit value:
    Beginning of period                    $36.06          $34.52          $30.93         $27.88           N/A
    End of period                          $41.33          $36.06          $34.52         $30.93           N/A
  Accumulation units outstanding
  at the end of period                     2,391           2,521           2,364           2,249           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(600)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(671)

  Accumulation unit value:
    Beginning of period                    $15.51          $13.21          $12.72         $11.52           N/A
    End of period                          $15.29          $15.51          $13.21         $12.72           N/A
  Accumulation units outstanding
  at the end of period                     1,099           1,644           1,650           1,656           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(671)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.245%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(989)

  Accumulation unit value:
    Beginning of period                    $16.12          $14.12           N/A             N/A            N/A
    End of period                          $17.30          $16.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,827            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(989)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.42          $10.89         $10.12          $10.06
    End of period                          $13.63          $12.04          $11.42         $10.89          $10.12
  Accumulation units outstanding
  at the end of period                     33,926          4,521           2,343           5,604          2,265

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(510)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.31           N/A
    End of period                           N/A             N/A             N/A            $9.04           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.53          $10.74           N/A            N/A
    End of period                          $12.77          $15.37          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,856          7,100           1,161            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.31          $11.61         $11.12          $11.14
    End of period                          $15.01          $13.78          $12.31         $11.61          $11.12
  Accumulation units outstanding
  at the end of period                     11,552          4,526           4,257           2,749          1,143

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(929)

  Accumulation unit value:
    Beginning of period                    $18.28          $17.76          $16.55           N/A            N/A
    End of period                          $19.81          $18.28          $17.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              561              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(929)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(510)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.37           $9.05           N/A
    End of period                           N/A             N/A            $8.50           $9.37           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             1,803           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(687)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.55          $9.80           $9.08           N/A
    End of period                          $12.06          $11.43          $10.55          $9.80           N/A
  Accumulation units outstanding
  at the end of period                     34,700          3,411           4,029           1,844           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(687)

  Accumulation unit value:
    Beginning of period                    $23.62          $21.32          $21.39         $19.44           N/A
    End of period                          $27.86          $23.62          $21.32         $21.39           N/A
  Accumulation units outstanding
  at the end of period                     15,837          1,070           1,492           1,070           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1465)

  Accumulation unit value:
    Beginning of period                    $9.62            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,798            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(857)

  Accumulation unit value:
    Beginning of period                    $25.20          $24.64          $23.35           N/A            N/A
    End of period                          $27.04          $25.20          $24.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,764           190             705             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(857)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    316,895           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $10.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,623           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                    $17.80          $16.20          $16.02         $14.79           N/A
    End of period                          $17.50          $17.80          $16.20         $16.02           N/A
  Accumulation units outstanding
  at the end of period                     1,690            284             299             315            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1037)

  Accumulation unit value:
    Beginning of period                    $21.48          $20.64           N/A             N/A            N/A
    End of period                          $23.54          $21.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,348          2,546            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1037)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    698,906           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.96            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,361           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1122)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.14           N/A             N/A            N/A
    End of period                          $10.77          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    155,794          6,786            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,590           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                    $12.51          $10.87          $10.94           N/A            N/A
    End of period                          $11.48          $12.51          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,869           1,346           1,591            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(475)

  Accumulation unit value:
    Beginning of period                    $17.64          $17.23          $17.17         $16.43          $16.35
    End of period                          $18.45          $17.64          $17.23         $17.17          $16.43
  Accumulation units outstanding
  at the end of period                    122,210         195,249          35,037          1,528           373

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(939)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.22          $10.70           N/A            N/A
    End of period                          $12.76          $12.70          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,549          1,306            762             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(939)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1165)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.11           N/A             N/A            N/A
    End of period                          $10.41          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,819            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(510)

  Accumulation unit value:
    Beginning of period                    $14.78          $11.45          $9.88           $8.39           N/A
    End of period                          $16.18          $14.78          $11.45          $9.88           N/A
  Accumulation units outstanding
  at the end of period                     80,692          10,705           482            2,433           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1122)

  Accumulation unit value:
    Beginning of period                    $22.03          $19.51           N/A             N/A            N/A
    End of period                          $23.25          $22.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,700             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                    $14.51          $14.38          $14.36         $14.07           N/A
    End of period                          $15.10          $14.51          $14.38         $14.36           N/A
  Accumulation units outstanding
  at the end of period                     50,120          4,470           1,099            957            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1197)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.23           N/A             N/A            N/A
    End of period                          $13.95          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    114,046           785             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1197)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(464)

  Accumulation unit value:
    Beginning of period                    $19.40          $17.32          $16.28         $13.35          $12.97
    End of period                          $18.47          $19.40          $17.32         $16.28          $13.35
  Accumulation units outstanding
  at the end of period                     27,197          10,786          14,271          2,931           667

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(464)

  Accumulation unit value:
    Beginning of period                    $16.14          $14.14          $13.81         $12.24          $11.93
    End of period                          $14.71          $16.14          $14.14         $13.81          $12.24
  Accumulation units outstanding
  at the end of period                     14,114          10,175          14,964          2,262           728

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1337)

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,461           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(503)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.88          $11.47          $9.73           N/A
    End of period                          $11.35          $11.94          $10.88         $11.47           N/A
  Accumulation units outstanding
  at the end of period                    135,449          25,487          30,928          8,873           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(503)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.80          $10.84         $10.50           N/A
    End of period                          $11.38          $10.94          $10.80         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     99,741          10,094          11,024          4,178           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.73           $4.92            N/A             N/A            N/A
    End of period                          $5.84           $5.73            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,109          6,555            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(929)

  Accumulation unit value:
    Beginning of period                    $11.03          $9.95           $9.54            N/A            N/A
    End of period                          $9.94           $11.03          $9.95            N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,931            495             303             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(929)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(503)

  Accumulation unit value:
    Beginning of period                    $10.74          $8.48           $9.19           $9.22           N/A
    End of period                          $10.61          $10.74          $8.48           $9.19           N/A
  Accumulation units outstanding
  at the end of period                    186,676          50,147          61,438         13,998           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(503)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.10           N/A             N/A            N/A
    End of period                          $10.33          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,205          2,650            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(529)

  Accumulation unit value:
    Beginning of period                    $9.24           $8.09           $7.94           $7.53           N/A
    End of period                          $9.38           $9.24           $8.09           $7.94           N/A
  Accumulation units outstanding
  at the end of period                    115,185           763            5,376           4,392           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(529)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(933)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.04          $11.06           N/A            N/A
    End of period                          $11.29          $13.97          $12.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,345          3,282            262             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(475)

  Accumulation unit value:
    Beginning of period                    $16.65          $12.15          $11.28          $9.00          $8.66
    End of period                          $18.09          $16.65          $12.15         $11.28          $9.00
  Accumulation units outstanding
  at the end of period                    193,470          31,345          36,520         14,068          1,409

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(933)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.85          $10.53           N/A            N/A
    End of period                          $11.86          $11.28          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,135          7,886           1,003            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,030           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(546)

  Accumulation unit value:
    Beginning of period                    $18.05          $14.70          $13.26         $11.63           N/A
    End of period                          $19.48          $18.05          $14.70         $13.26           N/A
  Accumulation units outstanding
  at the end of period                     95,746          27,327          27,861         10,036           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                    $13.69          $11.78          $10.89         $10.24           N/A
    End of period                          $13.57          $13.69          $11.78         $10.89           N/A
  Accumulation units outstanding
  at the end of period                   2,010,793        650,606         373,848         19,203           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.03            N/A             N/A            N/A
    End of period                          $11.85          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    532,274            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(857)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.46          $9.70            N/A            N/A
    End of period                          $12.48          $10.72          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,759          10,224          10,707           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(857)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1312)

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,702           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $26.31          $22.28          $16.65         $14.47           N/A
    End of period                          $34.80          $26.31          $22.28         $16.65           N/A
  Accumulation units outstanding
  at the end of period                     74,932          6,047           4,273            556            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(503)

  Accumulation unit value:
    Beginning of period                    $13.10          $12.80          $9.54           $8.61           N/A
    End of period                          $13.45          $13.10          $12.80          $9.54           N/A
  Accumulation units outstanding
  at the end of period                    127,828          30,169          48,255         14,822           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(503)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1132)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.44            N/A             N/A            N/A
    End of period                          $10.67          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,724            646             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1132)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(602)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.74          $12.55         $11.36           N/A
    End of period                          $15.48          $14.73          $13.74         $12.55           N/A
  Accumulation units outstanding
  at the end of period                     88,026          19,939          20,502         12,081           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(507)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.46          $10.25          $9.71           N/A
    End of period                          $12.08          $11.78          $10.46         $10.25           N/A
  Accumulation units outstanding
  at the end of period                    228,850          38,395          60,220         130,484          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,862           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(503)

  Accumulation unit value:
    Beginning of period                    $20.11          $18.78          $17.64         $16.01           N/A
    End of period                          $17.61          $20.11          $18.78         $17.64           N/A
  Accumulation units outstanding
  at the end of period                     77,719          21,724          23,399          5,822           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(503)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(510)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.10          $12.86         $11.42           N/A
    End of period                          $14.41          $15.05          $13.10         $12.86           N/A
  Accumulation units outstanding
  at the end of period                     88,202          19,904          20,224         13,470           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(687)

  Accumulation unit value:
    Beginning of period                    $5.87           $5.49           $5.48           $4.98           N/A
    End of period                          $6.58           $5.87           $5.49           $5.48           N/A
  Accumulation units outstanding
  at the end of period                    162,857          5,694           2,691           1,344           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.48          $12.63           N/A            N/A
    End of period                          $17.44          $14.93          $15.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                    165,444          25,991          20,917           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                    $13.02          $11.87          $10.87           N/A            N/A
    End of period                          $14.10          $13.02          $11.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,695          5,071           3,998            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.22          $10.99          $9.53          $8.99
    End of period                          $14.53          $13.98          $12.22         $10.99          $9.53
  Accumulation units outstanding
  at the end of period                     37,384          16,051          5,093           3,819          2,579

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1213)

  Accumulation unit value:
    Beginning of period                    $8.71           $8.77            N/A             N/A            N/A
    End of period                          $9.38           $8.71            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1213)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $9.96            N/A             N/A             N/A            N/A
    End of period                          $10.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,416           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(464)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.19          $13.18         $12.91          $12.80
    End of period                          $14.12          $13.35          $13.19         $13.18          $12.91
  Accumulation units outstanding
  at the end of period                    222,750         294,411          18,963          4,448          1,344

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.41          $14.32
    End of period                           N/A             N/A             N/A           $14.81          $14.41
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             426

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.27          $12.28          $12.35         $12.03           N/A
    End of period                          $12.83          $13.27          $12.28         $12.35           N/A
  Accumulation units outstanding
  at the end of period                    263,172         268,692         127,478          2,414           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(950)

  Accumulation unit value:
    Beginning of period                    $20.72          $18.75          $18.28           N/A            N/A
    End of period                          $19.12          $20.72          $18.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,174           1,706           2,400            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,527           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,992           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $10.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,185           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1470)

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,350            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1470)

  Accumulation unit value:
    Beginning of period                    $9.91            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,848           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(687)

  Accumulation unit value:
    Beginning of period                    $14.36          $12.70          $11.98         $10.79           N/A
    End of period                          $15.32          $14.36          $12.70         $11.98           N/A
  Accumulation units outstanding
  at the end of period                     10,248          1,927           1,927           1,927           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(897)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.44          $10.36           N/A            N/A
    End of period                          $11.44          $11.01          $10.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                    279,074          16,063          16,325           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(546)

  Accumulation unit value:
    Beginning of period                    $14.30          $12.81          $12.20         $11.35           N/A
    End of period                          $15.20          $14.30          $12.81         $12.20           N/A
  Accumulation units outstanding
  at the end of period                     49,705          60,214          79,222         19,100           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.76          $10.19           N/A            N/A
    End of period                          $12.24          $11.62          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                    190,194          5,669           1,662            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(546)

  Accumulation unit value:
    Beginning of period                    $13.59          $12.39          $11.91         $11.22           N/A
    End of period                          $14.44          $13.59          $12.39         $11.91           N/A
  Accumulation units outstanding
  at the end of period                     71,242          37,944          43,638          3,137           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.39           N/A             N/A             N/A            N/A
    End of period                          $11.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,523            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1132)

  Accumulation unit value:
    Beginning of period                    $10.51          $9.94            N/A             N/A            N/A
    End of period                          $10.99          $10.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1132)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1470)

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,441            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(464)

  Accumulation unit value:
    Beginning of period                    $24.29          $21.86          $21.23         $19.58          $18.87
    End of period                          $25.53          $24.29          $21.86         $21.23          $19.58
  Accumulation units outstanding
  at the end of period                     22,298          8,445           9,825           2,594           539

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.33          $11.28         $11.29           N/A
    End of period                          $11.86          $11.58          $11.33         $11.28           N/A
  Accumulation units outstanding
  at the end of period                    491,792          40,417          12,510          6,925           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(475)

  Accumulation unit value:
    Beginning of period                    $20.18          $17.06          $16.14         $14.38          $13.77
    End of period                          $21.28          $20.18          $17.06         $16.14          $14.38
  Accumulation units outstanding
  at the end of period                     22,772          7,057           1,960           2,523           443

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(475)

  Accumulation unit value:
    Beginning of period                    $27.42          $24.66          $23.77         $22.12          $21.26
    End of period                          $29.52          $27.42          $24.66         $23.77          $22.12
  Accumulation units outstanding
  at the end of period                     19,886          4,264           1,477           1,485           287

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $35.95          $34.43          $30.86         $26.74          $26.25
    End of period                          $41.20          $35.95          $34.43         $30.86          $26.74
  Accumulation units outstanding
  at the end of period                     52,691          5,296           2,347           2,102           427

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(464)

  Accumulation unit value:
    Beginning of period                    $15.48          $13.19          $12.71         $11.28          $10.60
    End of period                          $15.26          $15.48          $13.19         $12.71          $11.28
  Accumulation units outstanding
  at the end of period                     41,024          15,033          6,968           8,186          2,092

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(380)

  Accumulation unit value:
    Beginning of period                    $16.11          $13.44          $12.42         $10.92          $9.24
    End of period                          $17.29          $16.11          $13.44         $12.42          $10.92
  Accumulation units outstanding
  at the end of period                     20,886          12,938          9,853           3,888           271

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(380)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.41          $10.88         $10.12          $8.39
    End of period                          $13.62          $12.03          $11.41         $10.88          $10.12
  Accumulation units outstanding
  at the end of period                     30,250          12,124          10,816          6,573          1,264

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.53          $10.74           N/A            N/A
    End of period                          $12.77          $15.37          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,276           6,491           2,413            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.30          $11.60         $11.10          $8.22
    End of period                          $14.99          $13.77          $12.30         $11.60          $11.10
  Accumulation units outstanding
  at the end of period                     6,490           6,655           7,304            861             -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(336)

  Accumulation unit value:
    Beginning of period                    $18.19          $17.72          $16.14         $15.71          $13.38
    End of period                          $19.70          $18.19          $17.72         $16.14          $15.71
  Accumulation units outstanding
  at the end of period                       -             13,782          12,241           580             -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(567)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.37           $9.01           N/A
    End of period                           N/A             N/A            $8.50           $9.37           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(567)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(313)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.54          $9.79           $9.15          $8.41
    End of period                          $12.05          $11.42          $10.54          $9.79          $9.15
  Accumulation units outstanding
  at the end of period                     14,392          14,558          11,484          1,250           312

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(963)

  Accumulation unit value:
    Beginning of period                    $23.61          $21.31          $20.91           N/A            N/A
    End of period                          $27.85          $23.61          $21.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,004            909             956             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(963)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(523)

  Accumulation unit value:
    Beginning of period                    $25.19          $24.63          $24.06         $22.61           N/A
    End of period                          $27.02          $25.19          $24.63         $24.06           N/A
  Accumulation units outstanding
  at the end of period                       -             1,135           1,856           3,456           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(523)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.16           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,791           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.61           N/A             N/A             N/A            N/A
    End of period                          $10.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      236             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                    $17.79          $16.19          $16.02         $15.41          $11.88
    End of period                          $17.49          $17.79          $16.19         $16.02          $15.41
  Accumulation units outstanding
  at the end of period                      403             425            3,260           1,636            -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(282)

  Accumulation unit value:
    Beginning of period                    $21.46          $18.27          $18.23         $15.69          $10.13
    End of period                          $23.51          $21.46          $18.27         $18.23          $15.69
  Accumulation units outstanding
  at the end of period                      291             412              -              693             -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,275           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.99            N/A             N/A            N/A
    End of period                          $10.77          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,665            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,389            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $12.51          $10.87          $10.80           N/A            N/A
    End of period                          $11.48          $12.51          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,624           1,051             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(326)

  Accumulation unit value:
    Beginning of period                    $17.63          $17.22          $17.16         $16.42          $15.98
    End of period                          $18.44          $17.63          $17.22         $17.16          $16.42
  Accumulation units outstanding
  at the end of period                     19,331          3,331           4,708           3,429          1,168

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.22          $11.12           N/A            N/A
    End of period                          $12.76          $12.70          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,237           2,621           2,410            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.41          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      825            1,590            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(281)

  Accumulation unit value:
    Beginning of period                    $14.77          $11.45          $9.87           $8.24          $5.53
    End of period                          $16.17          $14.77          $11.45          $9.87          $8.24
  Accumulation units outstanding
  at the end of period                     14,459          13,747          12,637          3,966            -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(281)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $22.02          $20.09          $19.36         $16.78          $15.00
    End of period                          $23.24          $22.02          $20.09         $19.36          $16.78
  Accumulation units outstanding
  at the end of period                     1,240             33              33              -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(282)

  Accumulation unit value:
    Beginning of period                    $14.57          $14.44          $14.42         $14.21          $14.49
    End of period                          $15.16          $14.57          $14.44         $14.42          $14.21
  Accumulation units outstanding
  at the end of period                     3,419           3,387           2,965           1,943          1,839

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.18            N/A             N/A            N/A
    End of period                          $13.95          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,077             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(313)

  Accumulation unit value:
    Beginning of period                    $19.39          $17.31          $16.27         $13.34          $10.63
    End of period                          $18.46          $19.39          $17.31         $16.27          $13.34
  Accumulation units outstanding
  at the end of period                     10,030          10,627          9,506           2,685            -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(313)

  Accumulation unit value:
    Beginning of period                    $16.15          $14.14          $13.82         $12.25          $9.10
    End of period                          $14.72          $16.15          $14.14         $13.82          $12.25
  Accumulation units outstanding
  at the end of period                     7,282           7,714           9,448           4,124            -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(326)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.88          $11.46          $9.62          $7.38
    End of period                          $11.34          $11.94          $10.88         $11.46          $9.62
  Accumulation units outstanding
  at the end of period                    119,438         136,073         131,406         123,953         78,200

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(266)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.79          $10.84         $10.70          $10.64
    End of period                          $11.38          $10.94          $10.79         $10.84          $10.70
  Accumulation units outstanding
  at the end of period                     16,827          23,937          22,851         13,389          1,999

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                    $5.72           $4.30           $4.06            N/A            N/A
    End of period                          $5.84           $5.72           $4.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,876           10,271          1,233            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(801)

  Accumulation unit value:
    Beginning of period                    $11.03          $9.94           $10.00           N/A            N/A
    End of period                          $9.94           $11.03          $9.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                       66              66              67             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(801)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                    $10.74          $8.48           $9.19           $9.14          $7.32
    End of period                          $10.61          $10.74          $8.48           $9.19          $9.14
  Accumulation units outstanding
  at the end of period                    152,987         169,839         159,515         139,976         79,789

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                    $11.74          $9.98            N/A             N/A            N/A
    End of period                          $10.33          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      966            2,281            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(326)

  Accumulation unit value:
    Beginning of period                    $9.24           $8.09           $7.94           $7.29          $6.22
    End of period                          $9.37           $9.24           $8.09           $7.94          $7.29
  Accumulation units outstanding
  at the end of period                     3,359           3,296           5,453           5,147           886

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(831)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.04          $10.92           N/A            N/A
    End of period                          $11.28          $13.97          $12.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              143              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(352)

  Accumulation unit value:
    Beginning of period                    $16.65          $12.15          $11.28          $9.00          $7.68
    End of period                          $18.08          $16.65          $12.15         $11.28          $9.00
  Accumulation units outstanding
  at the end of period                    129,544         160,038         138,059         122,270         72,791

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(352)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(545)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.85          $10.31          $9.99           N/A
    End of period                          $11.86          $11.28          $10.85         $10.31           N/A
  Accumulation units outstanding
  at the end of period                      573             601             597             80             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(266)

  Accumulation unit value:
    Beginning of period                    $18.04          $14.69          $13.26         $11.35          $7.98
    End of period                          $19.47          $18.04          $14.69         $13.26          $11.35
  Accumulation units outstanding
  at the end of period                     17,780          23,642          26,369         10,681          2,237

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                    $13.69          $11.78          $10.89         $10.22           N/A
    End of period                          $13.57          $13.69          $11.78         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    121,994         161,748         164,555          2,368           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1141)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.63            N/A             N/A            N/A
    End of period                          $11.85          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      421              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1141)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(710)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.46          $10.81         $10.59           N/A
    End of period                          $12.48          $10.72          $10.46         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     36,418          37,434          18,673          2,431           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(716)

  Accumulation unit value:
    Beginning of period                    $26.30          $22.26          $16.65         $16.70           N/A
    End of period                          $34.78          $26.30          $22.26         $16.65           N/A
  Accumulation units outstanding
  at the end of period                     7,108           7,635           7,845            103            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(313)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.81          $9.54           $8.30          $7.17
    End of period                          $13.46          $13.11          $12.81          $9.54          $8.30
  Accumulation units outstanding
  at the end of period                    102,189         127,550         129,744         142,056         84,563

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.20           N/A             N/A            N/A
    End of period                          $10.67          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(266)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.74          $12.54         $11.08          $7.89
    End of period                          $15.48          $14.73          $13.74         $12.54          $11.08
  Accumulation units outstanding
  at the end of period                     19,249          24,988          23,142          9,193          3,824

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(266)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.46          $10.25          $9.53          $7.19
    End of period                          $12.07          $11.77          $10.46         $10.25          $9.53
  Accumulation units outstanding
  at the end of period                     29,420          37,651          32,201         22,687          12,199

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,860            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(352)

  Accumulation unit value:
    Beginning of period                    $20.10          $18.78          $17.63         $16.02          $13.06
    End of period                          $17.60          $20.10          $18.78         $17.63          $16.02
  Accumulation units outstanding
  at the end of period                     72,106          84,250          74,089         70,697          41,287

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(352)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(266)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.10          $12.86         $11.20          $7.34
    End of period                          $14.40          $15.05          $13.10         $12.86          $11.20
  Accumulation units outstanding
  at the end of period                     18,379          22,003          20,431         10,181          1,766

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(810)

  Accumulation unit value:
    Beginning of period                    $5.87           $5.49           $4.71            N/A            N/A
    End of period                          $6.57           $5.87           $5.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,395          14,790          13,645           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.48          $11.41         $11.45           N/A
    End of period                          $17.44          $14.93          $15.48         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     67,952          67,265          42,048           697            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                    $13.02          $11.87          $11.06         $10.77           N/A
    End of period                          $14.09          $13.02          $11.87         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     5,773           10,484          9,336            368            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(282)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.26          $11.02          $9.56          $6.30
    End of period                          $14.57          $14.02          $12.26         $11.02          $9.56
  Accumulation units outstanding
  at the end of period                     14,581          16,744          12,971          4,164            -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(915)

  Accumulation unit value:
    Beginning of period                    $8.71           $8.49           $8.18            N/A            N/A
    End of period                          $9.38           $8.71           $8.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,078           4,730            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(915)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.42           N/A             N/A             N/A            N/A
    End of period                          $10.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      231             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(282)

  Accumulation unit value:
    Beginning of period                    $13.38          $13.22          $13.22         $12.94          $12.83
    End of period                          $14.16          $13.38          $13.22         $13.22          $12.94
  Accumulation units outstanding
  at the end of period                     42,407          40,988          45,897         17,621          3,491

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(759)

  Accumulation unit value:
    Beginning of period                    $22.00          $19.78          $18.39           N/A            N/A
    End of period                          $19.95          $22.00          $19.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                      173             168             169             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.40          $13.20
    End of period                           N/A             N/A             N/A           $14.80          $14.40
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,994

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.26          $12.27          $12.34         $12.02           N/A
    End of period                          $12.82          $13.26          $12.27         $12.34           N/A
  Accumulation units outstanding
  at the end of period                     6,907           6,442           5,618           6,218           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(282)

  Accumulation unit value:
    Beginning of period                    $20.74          $18.77          $18.30         $17.05          $12.90
    End of period                          $19.14          $20.74          $18.77         $18.30          $17.05
  Accumulation units outstanding
  at the end of period                      627             634             644             613             -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(518)

  Accumulation unit value:
    Beginning of period                    $8.25           $7.98           $7.28           $6.63           N/A
    End of period                          $8.01           $8.25           $7.98           $7.28           N/A
  Accumulation units outstanding
  at the end of period                       -             9,916           10,724          3,018           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $10.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,446            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(542)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.93           N/A
    End of period                           N/A             N/A             N/A           $10.18           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(542)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.80          $9.27
    End of period                           N/A             N/A             N/A            $9.92          $9.80
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,554

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(483)

  Accumulation unit value:
    Beginning of period                    $14.35          $12.70          $11.97         $10.87          $10.75
    End of period                          $15.32          $14.35          $12.70         $11.97          $10.87
  Accumulation units outstanding
  at the end of period                     31,603         101,605          99,742         95,786          23,247

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(717)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.44          $10.29         $10.18           N/A
    End of period                          $11.44          $11.01          $10.44         $10.29           N/A
  Accumulation units outstanding
  at the end of period                    152,085          43,059          43,704          4,722           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $14.30          $12.81          $12.19         $11.19          $10.15
    End of period                          $15.19          $14.30          $12.81         $12.19          $11.19
  Accumulation units outstanding
  at the end of period                    109,965         230,317         231,889         203,866         96,541

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.76          $10.48          $9.87           N/A
    End of period                          $12.24          $11.62          $10.76         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     16,694          16,944          16,350          8,561           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $13.59          $12.39          $11.90         $11.11          $9.65
    End of period                          $14.43          $13.59          $12.39         $11.90          $11.11
  Accumulation units outstanding
  at the end of period                     47,192          71,507          67,608         50,258          19,972

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(483)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.49          $10.36
    End of period                           N/A             N/A             N/A           $10.67          $10.49
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            48,284

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(313)

  Accumulation unit value:
    Beginning of period                    $24.28          $21.84          $21.22         $19.57          $16.69
    End of period                          $25.51          $24.28          $21.84         $21.22          $19.57
  Accumulation units outstanding
  at the end of period                     8,819           5,644           2,631           1,677          1,013

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(380)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.32          $11.27         $11.44          $11.53
    End of period                          $11.85          $11.57          $11.32         $11.27          $11.44
  Accumulation units outstanding
  at the end of period                     36,571          12,147          14,751          4,673           960

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(380)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                    $20.17          $17.06          $16.13         $14.38          $13.01
    End of period                          $21.27          $20.17          $17.06         $16.13          $14.38
  Accumulation units outstanding
  at the end of period                     2,432           4,774           5,216           6,429            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(313)

  Accumulation unit value:
    Beginning of period                    $27.41          $24.65          $23.76         $22.12          $18.21
    End of period                          $29.50          $27.41          $24.65         $23.76          $22.12
  Accumulation units outstanding
  at the end of period                     11,790          3,536           5,542           2,322            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(282)

  Accumulation unit value:
    Beginning of period                    $35.96          $34.43          $30.87         $26.74          $18.45
    End of period                          $41.21          $35.96          $34.43         $30.87          $26.74
  Accumulation units outstanding
  at the end of period                     8,834           8,005           7,595           3,341            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(282)

  Accumulation unit value:
    Beginning of period                    $15.47          $13.18          $12.70         $11.27          $8.02
    End of period                          $15.25          $15.47          $13.18         $12.70          $11.27
  Accumulation units outstanding
  at the end of period                     39,750          31,776          31,410         14,820            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.255%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1470)

  Accumulation unit value:
    Beginning of period                    $13.62           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      682             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1470)

  Accumulation unit value:
    Beginning of period                    $23.51           N/A             N/A             N/A            N/A
    End of period                          $23.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      395             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1470)

  Accumulation unit value:
    Beginning of period                    $18.43           N/A             N/A             N/A            N/A
    End of period                          $18.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,017            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1470)

  Accumulation unit value:
    Beginning of period                    $16.16           N/A             N/A             N/A            N/A
    End of period                          $16.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,150            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(1470)

  Accumulation unit value:
    Beginning of period                    $18.45           N/A             N/A             N/A            N/A
    End of period                          $18.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      504             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.39           N/A             N/A             N/A            N/A
    End of period                          $14.11           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,317            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.26           N/A             N/A             N/A            N/A
    End of period                          $12.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      725             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                    $24.21           N/A             N/A             N/A            N/A
    End of period                          $25.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      365             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1314)

  Accumulation unit value:
    Beginning of period                    $11.66           N/A             N/A             N/A            N/A
    End of period                          $11.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      785             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1470)

  Accumulation unit value:
    Beginning of period                    $21.26           N/A             N/A             N/A            N/A
    End of period                          $21.26           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,311            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $27.36           N/A             N/A             N/A            N/A
    End of period                          $29.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      631             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $35.84           N/A             N/A             N/A            N/A
    End of period                          $41.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      226             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.26%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.10          $13.43          $12.41         $10.91          $8.68
    End of period                          $17.27          $16.10          $13.43         $12.41          $10.91
  Accumulation units outstanding
  at the end of period                     75,886          66,748          33,856         33,661          9,655

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $11.35
    End of period                          $8.68
  Accumulation units outstanding
  at the end of period                     1,703

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.41          $10.88         $10.12          $7.96
    End of period                          $13.62          $12.03          $11.41         $10.88          $10.12
  Accumulation units outstanding
  at the end of period                     65,712          77,468         111,929         99,055          22,578

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.17
    End of period                          $7.96
  Accumulation units outstanding
  at the end of period                     2,955


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(106)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.26          $7.72
    End of period                           N/A             N/A             N/A            $9.03          $9.26
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            16,336

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(106)

  Accumulation unit value:
    Beginning of period                    $10.26
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                     1,241

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.53          $10.51           N/A            N/A
    End of period                          $12.77          $15.37          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,538          57,797          16,565           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.31          $11.61         $11.11          $8.21
    End of period                          $15.00          $13.77          $12.31         $11.61          $11.11
  Accumulation units outstanding
  at the end of period                     31,439          23,608          32,247         26,295          27,118

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.97
    End of period                          $8.21
  Accumulation units outstanding
  at the end of period                     1,762

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $18.17          $17.70          $16.12         $15.70          $11.87
    End of period                          $19.68          $18.17          $17.70         $16.12          $15.70
  Accumulation units outstanding
  at the end of period                       -             9,623           16,389         11,174          17,663

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.55
    End of period                          $11.87
  Accumulation units outstanding
  at the end of period                     1,254


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(106)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.36           $9.01          $7.41
    End of period                           N/A             N/A            $8.49           $9.36          $9.01
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            22,195          11,925

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $9.53
    End of period                          $7.41
  Accumulation units outstanding
  at the end of period                     2,860

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.54          $9.79           $9.15          $8.23
    End of period                          $12.05          $11.42          $10.54          $9.79          $9.15
  Accumulation units outstanding
  at the end of period                    106,920         137,416         110,499         66,687          31,160

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $9.02
    End of period                          $8.23
  Accumulation units outstanding
  at the end of period                     4,112


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                    $23.58          $21.29          $21.36         $18.88           N/A
    End of period                          $27.81          $23.58          $21.29         $21.36           N/A
  Accumulation units outstanding
  at the end of period                     36,808          13,334          6,868            680            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      496             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $25.16          $24.60          $24.04         $22.02          $16.63
    End of period                          $26.99          $25.16          $24.60         $24.04          $22.02
  Accumulation units outstanding
  at the end of period                     55,428          36,561          32,642         12,759          16,635

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $21.12
    End of period                          $16.63
  Accumulation units outstanding
  at the end of period                      572

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    211,690           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $10.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,197            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $17.77          $16.18          $16.01         $15.40          $12.65
    End of period                          $17.47          $17.77          $16.18         $16.01          $15.40
  Accumulation units outstanding
  at the end of period                     44,026          45,425          43,949         35,097          27,520

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $15.81
    End of period                          $12.65
  Accumulation units outstanding
  at the end of period                     12,499


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $21.45          $18.27          $18.23         $15.69          $11.47
    End of period                          $23.50          $21.45          $18.27         $18.23          $15.69
  Accumulation units outstanding
  at the end of period                     58,035          58,063          77,855         51,332          22,745

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.79
    End of period                          $11.47
  Accumulation units outstanding
  at the end of period                     8,555

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    152,830           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,475            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.93            N/A             N/A            N/A
    End of period                          $10.77          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,689          28,545           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,529           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                    $12.51          $10.87          $10.47           N/A            N/A
    End of period                          $11.47          $12.51          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,676          37,575          6,165            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(147)

  Accumulation unit value:
    Beginning of period                    $17.61          $17.20          $17.15         $16.41          $14.78
    End of period                          $18.42          $17.61          $17.20         $17.15          $16.41
  Accumulation units outstanding
  at the end of period                     74,051          60,063          75,921         34,730          14,314

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(147)

  Accumulation unit value:
    Beginning of period                    $13.95
    End of period                          $14.78
  Accumulation units outstanding
  at the end of period                     6,804

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.22          $10.68           N/A            N/A
    End of period                          $12.76          $12.70          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,718          29,125          3,736            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.41          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     56,417          23,441           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(248)

  Accumulation unit value:
    Beginning of period                    $14.76          $11.44          $9.87           $8.24          $6.04
    End of period                          $16.16          $14.76          $11.44          $9.87          $8.24
  Accumulation units outstanding
  at the end of period                    307,346         320,993         135,945         101,798         23,206

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(248)

  Accumulation unit value:
    Beginning of period                    $6.04
    End of period                          $6.04
  Accumulation units outstanding
  at the end of period                      310


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $21.99          $20.07          $19.34         $16.76          $12.64
    End of period                          $23.21          $21.99          $20.07         $19.34          $16.76
  Accumulation units outstanding
  at the end of period                     36,074          34,844          27,015         12,163          7,867

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.24
    End of period                          $12.64
  Accumulation units outstanding
  at the end of period                     1,517

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.49          $14.35          $14.34         $14.13          $14.28
    End of period                          $15.07          $14.49          $14.35         $14.34          $14.13
  Accumulation units outstanding
  at the end of period                     65,563          55,340          54,434         35,109          39,367

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.22
    End of period                          $14.28
  Accumulation units outstanding
  at the end of period                     34,516


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.83          $7.94            N/A             N/A            N/A
    End of period                          $13.95          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     93,155          4,316            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $19.37          $17.30          $16.26         $13.33          $10.58
    End of period                          $18.44          $19.37          $17.30         $16.26          $13.33
  Accumulation units outstanding
  at the end of period                    136,375         148,128         191,628         152,571         53,281

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $12.99
    End of period                          $10.58
  Accumulation units outstanding
  at the end of period                     9,524


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $16.12          $14.12          $13.80         $12.23          $9.01
    End of period                          $14.69          $16.12          $14.12         $13.80          $12.23
  Accumulation units outstanding
  at the end of period                     80,963         103,635         112,398         94,383          33,798

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $11.82
    End of period                          $9.01
  Accumulation units outstanding
  at the end of period                     8,943

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,567           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                    $11.93          $10.87          $11.46          $9.61          $7.40
    End of period                          $11.33          $11.93          $10.87         $11.46          $9.61
  Accumulation units outstanding
  at the end of period                    378,974         462,407         466,812         384,239        108,714

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                    $9.05
    End of period                          $7.40
  Accumulation units outstanding
  at the end of period                     34,391

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.79          $10.83         $10.69          $10.62
    End of period                          $11.37          $10.93          $10.79         $10.83          $10.69
  Accumulation units outstanding
  at the end of period                    166,660         191,441         193,616         123,909         37,051

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                    $10.13
    End of period                          $10.62
  Accumulation units outstanding
  at the end of period                     11,145


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(539)

  Accumulation unit value:
    Beginning of period                    $5.72           $4.30           $4.35           $4.01           N/A
    End of period                          $5.83           $5.72           $4.30           $4.35           N/A
  Accumulation units outstanding
  at the end of period                    655,871         269,498          10,168          7,222           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(539)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(537)

  Accumulation unit value:
    Beginning of period                    $11.02          $9.94           $10.41          $9.58           N/A
    End of period                          $9.93           $11.02          $9.94          $10.41           N/A
  Accumulation units outstanding
  at the end of period                     10,939          23,427          6,508           5,945           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(537)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(106)

  Accumulation unit value:
    Beginning of period                    $10.73          $8.47           $9.19           $9.13          $7.43
    End of period                          $10.60          $10.73          $8.47           $9.19          $9.13
  Accumulation units outstanding
  at the end of period                    462,976         692,386         562,319         421,786        160,200

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(106)

  Accumulation unit value:
    Beginning of period                    $8.88
    End of period                          $7.43
  Accumulation units outstanding
  at the end of period                     29,155

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.02           N/A             N/A            N/A
    End of period                          $10.32          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    178,194         151,098           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.23           $8.08           $7.93           $7.29          $5.78
    End of period                          $9.37           $9.23           $8.08           $7.93          $7.29
  Accumulation units outstanding
  at the end of period                     75,431         108,435          59,866         70,353          41,775

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $7.40
    End of period                          $5.78
  Accumulation units outstanding
  at the end of period                     5,672

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(497)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.03          $11.60         $10.68           N/A
    End of period                          $11.28          $13.96          $12.03         $11.60           N/A
  Accumulation units outstanding
  at the end of period                     45,858          72,152          25,160         17,838           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(497)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                    $16.63          $12.14          $11.27          $9.00          $6.91
    End of period                          $18.07          $16.63          $12.14         $11.27          $9.00
  Accumulation units outstanding
  at the end of period                    513,243         564,649         459,467         354,283         99,057

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                    $8.11
    End of period                          $6.91
  Accumulation units outstanding
  at the end of period                     19,941

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.85          $10.31         $10.68           N/A
    End of period                          $11.85          $11.27          $10.85         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     71,212          93,530          44,278         36,257           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1323)

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,372           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1323)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $18.03          $14.69          $13.26         $11.35          $8.45
    End of period                          $19.46          $18.03          $14.69         $13.26          $11.35
  Accumulation units outstanding
  at the end of period                    231,686         261,607         193,469         141,517         34,526

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.67
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                     15,103


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.68          $11.78          $10.89          $9.68           N/A
    End of period                          $13.57          $13.68          $11.78         $10.89           N/A
  Accumulation units outstanding
  at the end of period                   1,682,914       1,433,519        879,835         63,914           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1105)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.41            N/A             N/A            N/A
    End of period                          $11.85          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     98,885          45,965           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(717)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.46          $10.81         $10.77           N/A
    End of period                          $12.47          $10.71          $10.46         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     48,044          20,371          15,835          2,589           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1380)

  Accumulation unit value:
    Beginning of period                    $9.62            N/A             N/A             N/A            N/A
    End of period                          $11.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,651           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1380)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(522)

  Accumulation unit value:
    Beginning of period                    $26.28          $22.26          $16.64         $13.37           N/A
    End of period                          $34.76          $26.28          $22.26         $16.64           N/A
  Accumulation units outstanding
  at the end of period                    102,306         165,340         112,953         43,813           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(522)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(137)

  Accumulation unit value:
    Beginning of period                    $13.09          $12.79          $9.53           $8.29          $7.13
    End of period                          $13.44          $13.09          $12.79          $9.53          $8.29
  Accumulation units outstanding
  at the end of period                    354,294         455,477         435,551         348,651        105,954

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(137)

  Accumulation unit value:
    Beginning of period                    $9.26
    End of period                          $7.13
  Accumulation units outstanding
  at the end of period                     26,507


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1105)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.61            N/A             N/A            N/A
    End of period                          $10.67          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,439           8,053            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.73          $12.54         $11.08          $8.42
    End of period                          $15.47          $14.72          $13.73         $12.54          $11.08
  Accumulation units outstanding
  at the end of period                    241,866         260,186         241,903         175,863         39,462

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.80
    End of period                          $8.42
  Accumulation units outstanding
  at the end of period                     19,998


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.46          $10.25          $9.52          $7.62
    End of period                          $12.07          $11.77          $10.46         $10.25          $9.52
  Accumulation units outstanding
  at the end of period                    534,456         562,193         534,129         358,631         98,632

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.66
    End of period                          $7.62
  Accumulation units outstanding
  at the end of period                     31,716

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1407)

  Accumulation unit value:
    Beginning of period                    $9.24            N/A             N/A             N/A            N/A
    End of period                          $8.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,019            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1407)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(138)

  Accumulation unit value:
    Beginning of period                    $20.09          $18.77          $17.62         $16.01          $11.06
    End of period                          $17.58          $20.09          $18.77         $17.62          $16.01
  Accumulation units outstanding
  at the end of period                    214,012         262,321         339,977         226,073         56,641

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(138)

  Accumulation unit value:
    Beginning of period                    $13.29
    End of period                          $11.06
  Accumulation units outstanding
  at the end of period                     14,164

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.04          $13.10          $12.85         $11.20          $7.85
    End of period                          $14.40          $15.04          $13.10         $12.85          $11.20
  Accumulation units outstanding
  at the end of period                    171,627         211,796         295,636         173,718         33,076

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.52
    End of period                          $7.85
  Accumulation units outstanding
  at the end of period                     16,696


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(522)

  Accumulation unit value:
    Beginning of period                    $5.86           $5.48           $5.48           $5.50           N/A
    End of period                          $6.57           $5.86           $5.48           $5.48           N/A
  Accumulation units outstanding
  at the end of period                     71,426          29,588          33,787         10,964           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(522)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(688)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.48          $11.41          $9.57           N/A
    End of period                          $17.43          $14.93          $15.48         $11.41           N/A
  Accumulation units outstanding
  at the end of period                    315,163         370,448         189,656         22,896           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                    $13.01          $11.87          $11.06         $10.41           N/A
    End of period                          $14.09          $13.01          $11.87         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     86,000          84,959          75,075         15,234           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.22          $10.99          $9.53          $6.93
    End of period                          $14.52          $13.97          $12.22         $10.99          $9.53
  Accumulation units outstanding
  at the end of period                    132,201         138,577          95,808         60,827          23,659

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.11
    End of period                          $6.93
  Accumulation units outstanding
  at the end of period                     5,575


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.70           $8.49           $7.95           $7.80          $6.78
    End of period                          $9.38           $8.70           $8.49           $7.95          $7.80
  Accumulation units outstanding
  at the end of period                       -             41,359          41,600         27,038          18,762

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.53
    End of period                          $6.78
  Accumulation units outstanding
  at the end of period                     3,085

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,661           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.33          $13.17          $13.17         $12.90          $12.59
    End of period                          $14.10          $13.33          $13.17         $13.17          $12.90
  Accumulation units outstanding
  at the end of period                    276,211         291,440         294,910         162,800         77,284

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.04
    End of period                          $12.59
  Accumulation units outstanding
  at the end of period                     38,876

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(468)

  Accumulation unit value:
    Beginning of period                    $21.98          $19.76          $18.59         $16.82          $16.24
    End of period                          $19.93          $21.98          $19.76         $18.59          $16.82
  Accumulation units outstanding
  at the end of period                     3,270           10,652          10,605          8,805           512

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.39          $12.41
    End of period                           N/A             N/A             N/A           $14.79          $14.39
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            49,165

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.49
    End of period                          $12.41
  Accumulation units outstanding
  at the end of period                     12,902

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.25          $12.26          $12.34         $12.01           N/A
    End of period                          $12.81          $13.25          $12.26         $12.34           N/A
  Accumulation units outstanding
  at the end of period                    166,469         159,506         230,151         161,053          N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $20.69          $18.72          $18.25         $17.01          $13.97
    End of period                          $19.08          $20.69          $18.72         $18.25          $17.01
  Accumulation units outstanding
  at the end of period                     24,024          23,402          17,820         13,553          12,821

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.41
    End of period                          $13.97
  Accumulation units outstanding
  at the end of period                     9,264

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.25           $7.98           $7.28           $6.28          $4.81
    End of period                          $8.00           $8.25           $7.98           $7.28          $6.28
  Accumulation units outstanding
  at the end of period                       -             47,056          33,445         24,808          14,351

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $6.52
    End of period                          $4.81
  Accumulation units outstanding
  at the end of period                     7,001


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,533            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A           $8.47
    End of period                           N/A             N/A             N/A             N/A           $10.11
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A          100,106

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(122)

  Accumulation unit value:
    Beginning of period                    $9.71
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                     79,351

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(106)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.82          $7.67
    End of period                           N/A             N/A             N/A            $9.95          $9.82
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            13,556

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(106)

  Accumulation unit value:
    Beginning of period                    $9.74
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                     13,621


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.98          $8.07
    End of period                           N/A             N/A             N/A           $10.13          $9.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,655

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(122)

  Accumulation unit value:
    Beginning of period                    $9.66
    End of period                          $8.07
  Accumulation units outstanding
  at the end of period                     1,644

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.49           N/A             N/A             N/A            N/A
    End of period                          $10.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,479            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.74            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      303             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(115)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.01          $7.88
    End of period                           N/A             N/A             N/A           $10.17          $10.01
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,994

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(115)

  Accumulation unit value:
    Beginning of period                    $10.08
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                     2,761


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(115)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.79          $7.73
    End of period                           N/A             N/A             N/A            $9.92          $9.79
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            29,882

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(115)

  Accumulation unit value:
    Beginning of period                    $9.90
    End of period                          $7.73
  Accumulation units outstanding
  at the end of period                     18,678

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,776            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.69          $11.97         $10.87          $8.77
    End of period                          $15.30          $14.34          $12.69         $11.97          $10.87
  Accumulation units outstanding
  at the end of period                    250,147         237,147         320,872         329,361         60,086

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $10.76
    End of period                          $8.77
  Accumulation units outstanding
  at the end of period                     9,117

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.44          $10.29          $9.96           N/A
    End of period                          $11.44          $11.01          $10.44         $10.29           N/A
  Accumulation units outstanding
  at the end of period                    161,092          82,727          53,390          1,437           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $14.28          $12.80          $12.18         $11.19          $9.40
    End of period                          $15.18          $14.28          $12.80         $12.18          $11.19
  Accumulation units outstanding
  at the end of period                    644,965         626,739         686,434         663,166        179,580

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $10.66
    End of period                          $9.40
  Accumulation units outstanding
  at the end of period                    114,892

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                    $11.61          $10.76          $10.48         $10.18           N/A
    End of period                          $12.23          $11.61          $10.76         $10.48           N/A
  Accumulation units outstanding
  at the end of period                    429,112         359,855         229,928          7,640           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.38          $11.90         $11.12          $9.65
    End of period                          $14.42          $13.57          $12.38         $11.90          $11.12
  Accumulation units outstanding
  at the end of period                    652,450         750,402         664,050         526,278        243,201

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $10.64
    End of period                          $9.65
  Accumulation units outstanding
  at the end of period                     50,843

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.33           N/A             N/A             N/A            N/A
    End of period                          $11.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,630            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.42           N/A             N/A            N/A
    End of period                          $11.80          $10.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,539           2,559            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $10.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,295            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,761            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(115)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.48          $8.21
    End of period                           N/A             N/A             N/A           $10.66          $10.48
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,947

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(115)

  Accumulation unit value:
    Beginning of period                    $10.51
    End of period                          $8.21
  Accumulation units outstanding
  at the end of period                     1,646

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(140)

  Accumulation unit value:
    Beginning of period                    $24.25          $21.82          $21.20         $19.55          $16.45
    End of period                          $25.48          $24.25          $21.82         $21.20          $19.55
  Accumulation units outstanding
  at the end of period                    122,815         118,300          93,465         47,751          22,991

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(140)

  Accumulation unit value:
    Beginning of period                    $17.31
    End of period                          $16.45
  Accumulation units outstanding
  at the end of period                     17,989


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.31          $11.26         $11.43          $11.64
    End of period                          $11.83          $11.56          $11.31         $11.26          $11.43
  Accumulation units outstanding
  at the end of period                    514,136         282,682         269,025         83,929          18,308

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.73
    End of period                          $11.64
  Accumulation units outstanding
  at the end of period                     12,014

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(257)

  Accumulation unit value:
    Beginning of period                    $20.19          $17.07          $16.15         $14.39          $10.63
    End of period                          $21.28          $20.19          $17.07         $16.15          $14.39
  Accumulation units outstanding
  at the end of period                     59,243          84,620          72,323         50,703          8,299

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(257)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $27.37          $24.62          $23.74         $22.10          $17.31
    End of period                          $29.46          $27.37          $24.62         $23.74          $22.10
  Accumulation units outstanding
  at the end of period                    131,395         112,291         102,112         52,795          26,525

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $19.09
    End of period                          $17.31
  Accumulation units outstanding
  at the end of period                     8,443

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $35.89          $34.37          $30.81         $26.70          $19.71
    End of period                          $41.13          $35.89          $34.37         $30.81          $26.70
  Accumulation units outstanding
  at the end of period                     82,863          89,841         103,655         70,243          23,086

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $25.21
    End of period                          $19.71
  Accumulation units outstanding
  at the end of period                     5,739


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(106)

  Accumulation unit value:
    Beginning of period                    $15.47          $13.18          $12.70         $11.27          $8.88
    End of period                          $15.25          $15.47          $13.18         $12.70          $11.27
  Accumulation units outstanding
  at the end of period                    226,272         269,456         272,339         191,801         39,629

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(106)

  Accumulation unit value:
    Beginning of period                    $11.06
    End of period                          $8.88
  Accumulation units outstanding
  at the end of period                     26,115

Accumulation Unit Values
Contract with Endorsements - 2.27%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $16.08          $13.41          $12.40         $10.90          $8.68
    End of period                          $17.25          $16.08          $13.41         $12.40          $10.90
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $11.13
    End of period                          $8.68
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.41          $10.88         $10.12          $7.96
    End of period                          $13.61          $12.03          $11.41         $10.88          $10.12
  Accumulation units outstanding
  at the end of period                     1,154           1,188           1,241           1,291           686

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $9.82
    End of period                          $7.96
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(80)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.26          $7.72
    End of period                           N/A             N/A             N/A            $9.03          $9.26
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(80)

  Accumulation unit value:
    Beginning of period                    $10.78
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1025)

  Accumulation unit value:
    Beginning of period                    $15.37          $12.61           N/A             N/A            N/A
    End of period                          $12.76          $15.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1025)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.30          $11.60         $11.11          $8.21
    End of period                          $14.99          $13.77          $12.30         $11.60          $11.11
  Accumulation units outstanding
  at the end of period                      773             804             853             876            311

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $10.79
    End of period                          $11.11
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(104)

  Accumulation unit value:
    Beginning of period                    $18.15          $17.68          $16.11         $15.69          $11.86
    End of period                          $19.66          $18.15          $17.68         $16.11          $15.69
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(104)

  Accumulation unit value:
    Beginning of period                    $16.09
    End of period                          $11.86
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(80)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.36           $9.00          $7.41
    End of period                           N/A             N/A            $8.48           $9.36          $9.00
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(80)

  Accumulation unit value:
    Beginning of period                    $10.37
    End of period                          $7.41
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(73)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.54          $9.79           $9.15          $8.23
    End of period                          $12.04          $11.41          $10.54          $9.79          $9.15
  Accumulation units outstanding
  at the end of period                      593             593             584             591             -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(73)

  Accumulation unit value:
    Beginning of period                    $9.10
    End of period                          $8.23
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $25.13          $24.57          $24.01         $22.00          $16.61
    End of period                          $26.95          $25.13          $24.57         $24.01          $22.00
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $23.14
    End of period                          $16.61
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(104)

  Accumulation unit value:
    Beginning of period                    $21.43          $18.25          $18.21         $15.68          $11.46
    End of period                          $23.48          $21.43          $18.25         $18.21          $15.68
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(104)

  Accumulation unit value:
    Beginning of period                    $15.72
    End of period                          $11.46
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,456            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1121)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.11           N/A             N/A            N/A
    End of period                          $10.77          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1121)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1048)

  Accumulation unit value:
    Beginning of period                    $12.50          $12.15           N/A             N/A            N/A
    End of period                          $11.47          $12.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1109)

  Accumulation unit value:
    Beginning of period                    $17.59          $16.92           N/A             N/A            N/A
    End of period                          $18.40          $17.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1109)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(972)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.22          $11.32           N/A            N/A
    End of period                          $12.75          $12.69          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(972)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1206)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.16           N/A             N/A            N/A
    End of period                          $10.41          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1206)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1025)

  Accumulation unit value:
    Beginning of period                    $14.75          $12.31           N/A             N/A            N/A
    End of period                          $16.14          $14.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1025)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $21.97          $20.05          $19.32         $16.75          $12.63
    End of period                          $23.18          $21.97          $20.05         $19.32          $16.75
  Accumulation units outstanding
  at the end of period                      350             371             395             422            207

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $16.57
    End of period                          $12.63
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(73)

  Accumulation unit value:
    Beginning of period                    $14.47          $14.34          $14.33         $14.12          $14.27
    End of period                          $15.05          $14.47          $14.34         $14.33          $14.12
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(73)

  Accumulation unit value:
    Beginning of period                    $13.06
    End of period                          $14.27
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1126)

  Accumulation unit value:
    Beginning of period                    $10.83          $8.98            N/A             N/A            N/A
    End of period                          $13.95          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(72)

  Accumulation unit value:
    Beginning of period                    $19.36          $17.28          $16.25         $13.33          $10.58
    End of period                          $18.43          $19.36          $17.28         $16.25          $13.33
  Accumulation units outstanding
  at the end of period                      216             227             238             251            261

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(72)

  Accumulation unit value:
    Beginning of period                    $13.21
    End of period                          $10.58
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(72)

  Accumulation unit value:
    Beginning of period                    $16.11          $14.11          $13.79         $12.23          $9.01
    End of period                          $14.67          $16.11          $14.11         $13.79          $12.23
  Accumulation units outstanding
  at the end of period                      695             720             756             795            282

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(72)

  Accumulation unit value:
    Beginning of period                    $11.75
    End of period                          $9.01
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(616)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.87          $11.45         $10.21           N/A
    End of period                          $11.32          $11.92          $10.87         $11.45           N/A
  Accumulation units outstanding
  at the end of period                     5,751           7,217           7,235           5,047           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(646)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.78          $10.83         $10.75           N/A
    End of period                          $11.37          $10.93          $10.78         $10.83           N/A
  Accumulation units outstanding
  at the end of period                      828             883             961            1,041           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(646)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1025)

  Accumulation unit value:
    Beginning of period                    $5.71           $4.79            N/A             N/A            N/A
    End of period                          $5.83           $5.71            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1025)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(1190)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.67           N/A             N/A            N/A
    End of period                          $9.91           $11.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(1190)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(72)

  Accumulation unit value:
    Beginning of period                    $10.72          $8.47           $9.18           $9.13          $7.43
    End of period                          $10.59          $10.72          $8.47           $9.18          $9.13
  Accumulation units outstanding
  at the end of period                     11,067          12,857          14,703          6,038            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(72)

  Accumulation unit value:
    Beginning of period                    $9.28
    End of period                          $7.43
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1037)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.22           N/A             N/A            N/A
    End of period                          $10.32          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,939           3,939            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1037)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(90)

  Accumulation unit value:
    Beginning of period                    $9.23           $8.08           $7.93           $7.29          $5.77
    End of period                          $9.36           $9.23           $8.08           $7.93          $7.29
  Accumulation units outstanding
  at the end of period                       -               -             3,475           4,705            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(90)

  Accumulation unit value:
    Beginning of period                    $7.56
    End of period                          $5.77
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1190)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.42           N/A             N/A            N/A
    End of period                          $11.27          $13.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1190)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(616)

  Accumulation unit value:
    Beginning of period                    $16.62          $12.13          $11.26          $9.34           N/A
    End of period                          $18.05          $16.62          $12.13         $11.26           N/A
  Accumulation units outstanding
  at the end of period                     6,895           8,571           9,617           5,450           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(828)

  Accumulation unit value:
    Beginning of period                    $11.26          $10.84          $10.64           N/A            N/A
    End of period                          $11.84          $11.26          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      959            1,513           1,377            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(72)

  Accumulation unit value:
    Beginning of period                    $18.02          $14.68          $13.25         $11.35          $8.45
    End of period                          $19.45          $18.02          $14.68         $13.25          $11.35
  Accumulation units outstanding
  at the end of period                      481             510             543             579             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(72)

  Accumulation unit value:
    Beginning of period                    $10.35
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(897)

  Accumulation unit value:
    Beginning of period                    $13.68          $11.78          $11.28           N/A            N/A
    End of period                          $13.56          $13.68          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1206)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.79           N/A             N/A            N/A
    End of period                          $11.85          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1206)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(846)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.46          $10.07           N/A            N/A
    End of period                          $12.47          $10.71          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,969           3,087           3,462            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(828)

  Accumulation unit value:
    Beginning of period                    $26.26          $22.23          $17.80           N/A            N/A
    End of period                          $34.72          $26.26          $22.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                      353             646             686             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(616)

  Accumulation unit value:
    Beginning of period                    $13.08          $12.78          $9.53           $8.17           N/A
    End of period                          $13.43          $13.08          $12.78          $9.53           N/A
  Accumulation units outstanding
  at the end of period                     8,153           9,768           10,022          6,296           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1205)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.24           N/A             N/A            N/A
    End of period                          $10.67          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(99)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.72          $12.54         $11.08          $8.42
    End of period                          $15.46          $14.72          $13.72         $12.54          $11.08
  Accumulation units outstanding
  at the end of period                      507             538             573             611             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(99)

  Accumulation unit value:
    Beginning of period                    $10.75
    End of period                          $8.42
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(94)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.45          $10.25          $9.52          $7.62
    End of period                          $12.06          $11.76          $10.45         $10.25          $9.52
  Accumulation units outstanding
  at the end of period                     1,055           1,113           3,846           4,862           549

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(94)

  Accumulation unit value:
    Beginning of period                    $9.64
    End of period                          $7.62
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(616)

  Accumulation unit value:
    Beginning of period                    $20.07          $18.75          $17.61         $15.18           N/A
    End of period                          $17.57          $20.07          $18.75         $17.61           N/A
  Accumulation units outstanding
  at the end of period                     3,984           4,824           4,890           3,110           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(99)

  Accumulation unit value:
    Beginning of period                    $15.04          $13.09          $12.85         $11.19          $7.85
    End of period                          $14.39          $15.04          $13.09         $12.85          $11.19
  Accumulation units outstanding
  at the end of period                      500             530             564             602             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(99)

  Accumulation unit value:
    Beginning of period                    $10.57
    End of period                          $7.85
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(828)

  Accumulation unit value:
    Beginning of period                    $14.92          $15.48          $11.70           N/A            N/A
    End of period                          $17.43          $14.92          $15.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,249           4,113           4,239            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(104)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.21          $10.98          $9.53          $6.93
    End of period                          $14.51          $13.96          $12.21         $10.98          $9.53
  Accumulation units outstanding
  at the end of period                     1,175           1,238            267             271             -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(104)

  Accumulation unit value:
    Beginning of period                    $8.90
    End of period                          $6.93
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(73)

  Accumulation unit value:
    Beginning of period                    $8.70           $8.48           $7.95           $7.80          $6.77
    End of period                          $9.37           $8.70           $8.48           $7.95          $7.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division(73)

  Accumulation unit value:
    Beginning of period                    $8.90
    End of period                          $6.77
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(73)

  Accumulation unit value:
    Beginning of period                    $13.32          $13.16          $13.16         $12.89          $12.58
    End of period                          $14.09          $13.32          $13.16         $13.16          $12.89
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(73)

  Accumulation unit value:
    Beginning of period                    $11.92
    End of period                          $12.58
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(72)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.38          $12.40
    End of period                           N/A             N/A             N/A           $14.77          $14.38
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $12.48
    End of period                          $12.40
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.24          $12.25          $12.33         $12.01           N/A
    End of period                          $12.80          $13.24          $12.25         $12.33           N/A
  Accumulation units outstanding
  at the end of period                      272             292             315             340            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $20.66          $18.70          $18.23         $16.99          $13.96
    End of period                          $19.06          $20.66          $18.70         $18.23          $16.99
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $18.21
    End of period                          $13.96
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $8.24           $7.98           $7.28           $6.28          $4.81
    End of period                          $8.00           $8.24           $7.98           $7.28          $6.28
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $6.58
    End of period                          $4.81
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(78)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.82          $7.67
    End of period                           N/A             N/A             N/A            $9.95          $9.82
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(78)

  Accumulation unit value:
    Beginning of period                    $10.15
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(79)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.01          $7.88
    End of period                           N/A             N/A             N/A           $10.16          $10.01
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(79)

  Accumulation unit value:
    Beginning of period                    $10.51
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(79)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.79          $7.73
    End of period                           N/A             N/A             N/A            $9.91          $9.79
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(79)

  Accumulation unit value:
    Beginning of period                    $10.32
    End of period                          $7.73
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $14.33          $12.68          $11.96         $10.86          $8.76
    End of period                          $15.29          $14.33          $12.68         $11.96          $10.86
  Accumulation units outstanding
  at the end of period                     30,001          33,709          35,496         37,302            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $8.76
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.18           N/A             N/A             N/A            N/A
    End of period                          $11.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,804            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(86)

  Accumulation unit value:
    Beginning of period                    $14.27          $12.79          $12.18         $11.18          $9.40
    End of period                          $15.16          $14.27          $12.79         $12.18          $11.18
  Accumulation units outstanding
  at the end of period                     4,780           4,780           6,829           9,105            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(86)

  Accumulation unit value:
    Beginning of period                    $11.01
    End of period                          $9.40
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1207)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.58           N/A             N/A            N/A
    End of period                          $12.23          $11.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1207)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.37          $11.89         $11.10          $9.64
    End of period                          $14.40          $13.56          $12.37         $11.89          $11.10
  Accumulation units outstanding
  at the end of period                     15,746          16,769          17,513          3,685            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $10.71
    End of period                          $9.64
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1202)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.69           N/A             N/A            N/A
    End of period                          $11.49          $10.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1202)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(96)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.48          $8.21
    End of period                           N/A             N/A             N/A           $10.65          $10.48
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(96)

  Accumulation unit value:
    Beginning of period                    $10.78
    End of period                          $8.21
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(484)

  Accumulation unit value:
    Beginning of period                    $24.22          $21.80          $21.18         $19.54          $19.53
    End of period                          $25.45          $24.22          $21.80         $21.18          $19.54
  Accumulation units outstanding
  at the end of period                      142             145             746             791            267

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(484)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(71)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.28          $11.23         $11.40          $11.61
    End of period                          $11.78          $11.52          $11.28         $11.23          $11.40
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(71)

  Accumulation unit value:
    Beginning of period                    $11.73
    End of period                          $11.61
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1048)

  Accumulation unit value:
    Beginning of period                    $20.15          $18.09           N/A             N/A            N/A
    End of period                          $21.25          $20.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(484)

  Accumulation unit value:
    Beginning of period                    $27.34          $24.60          $23.71         $22.08          $22.05
    End of period                          $29.42          $27.34          $24.60         $23.71          $22.08
  Accumulation units outstanding
  at the end of period                      396             415             432             447            158

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(484)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $35.85          $34.34          $30.78         $26.68          $19.69
    End of period                          $41.07          $35.85          $34.34         $30.78          $26.68
  Accumulation units outstanding
  at the end of period                      207             212             227             240             -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $25.64
    End of period                          $19.69
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(73)

  Accumulation unit value:
    Beginning of period                    $15.45          $13.17          $12.69         $11.27          $8.88
    End of period                          $15.23          $15.45          $13.17         $12.69          $11.27
  Accumulation units outstanding
  at the end of period                     3,013           4,615           3,794           2,067            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(73)

  Accumulation unit value:
    Beginning of period                    $11.45
    End of period                          $8.88
  Accumulation units outstanding
  at the end of period                       -

Accumulation Unit Values
Contract with Endorsements - 2.28%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $11.91          $10.86          $11.44         $10.60           N/A
    End of period                          $11.31          $11.91          $10.86         $11.44           N/A
  Accumulation units outstanding
  at the end of period                      144             132             134             124            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(692)

  Accumulation unit value:
    Beginning of period                    $16.61          $12.12          $11.26         $10.09           N/A
    End of period                          $18.03          $16.61          $12.12         $11.26           N/A
  Accumulation units outstanding
  at the end of period                       56              65              84             87             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(692)

  Accumulation unit value:
    Beginning of period                    $26.24          $22.23          $16.62         $16.00           N/A
    End of period                          $34.70          $26.24          $22.23         $16.62           N/A
  Accumulation units outstanding
  at the end of period                       34              41              44             55             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(692)

  Accumulation unit value:
    Beginning of period                    $13.31          $13.16          $13.15         $13.15           N/A
    End of period                          $14.08          $13.31          $13.16         $13.15           N/A
  Accumulation units outstanding
  at the end of period                      125             116             106             100            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(692)

  Accumulation unit value:
    Beginning of period                    $13.22          $12.24          $12.31         $12.12           N/A
    End of period                          $12.78          $13.22          $12.24         $12.31           N/A
  Accumulation units outstanding
  at the end of period                      131             120             114             108            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(692)

  Accumulation unit value:
    Beginning of period                    $35.81          $34.30          $30.75         $28.35           N/A
    End of period                          $41.02          $35.81          $34.30         $30.75           N/A
  Accumulation units outstanding
  at the end of period                       54              59              59             62             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(244)

  Accumulation unit value:
    Beginning of period                    $16.02          $13.37          $12.36         $10.87          $8.66
    End of period                          $17.19          $16.02          $13.37         $12.36          $10.87
  Accumulation units outstanding
  at the end of period                       -               -               -              20            3,143

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(244)

  Accumulation unit value:
    Beginning of period                    $8.59
    End of period                          $8.66
  Accumulation units outstanding
  at the end of period                       10

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.39          $10.87         $10.11          $10.05
    End of period                          $13.59          $12.01          $11.39         $10.87          $10.11
  Accumulation units outstanding
  at the end of period                       -             2,177           2,252           6,925           984

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                    $15.36          $11.52          $10.21           N/A            N/A
    End of period                          $12.76          $15.36          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       59            1,065            781             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(244)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.27          $11.58         $11.09          $8.20
    End of period                          $14.95          $13.73          $12.27         $11.58          $11.09
  Accumulation units outstanding
  at the end of period                       -              136             136            2,366          3,604

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(244)

  Accumulation unit value:
    Beginning of period                    $8.16
    End of period                          $8.20
  Accumulation units outstanding
  at the end of period                       10

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(773)

  Accumulation unit value:
    Beginning of period                    $18.09          $17.64          $15.58           N/A            N/A
    End of period                          $19.60          $18.09          $17.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(385)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.34           $8.99          $8.20
    End of period                           N/A             N/A            $8.47           $9.34          $8.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             9,256          7,044

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(166)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.52          $9.78           $9.14          $8.23
    End of period                          $12.02          $11.39          $10.52          $9.78          $9.14
  Accumulation units outstanding
  at the end of period                     3,719           4,004           4,459           4,640            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(166)

  Accumulation unit value:
    Beginning of period                    $8.35
    End of period                          $8.23
  Accumulation units outstanding
  at the end of period                      739


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                    $23.49          $21.21          $19.14           N/A            N/A
    End of period                          $27.69          $23.49          $21.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       93              93              94             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(505)

  Accumulation unit value:
    Beginning of period                    $25.05          $24.51          $23.95         $22.41           N/A
    End of period                          $26.86          $25.05          $24.51         $23.95           N/A
  Accumulation units outstanding
  at the end of period                       -              104             507            4,206           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,606           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.71          $16.12          $15.96         $15.36          $12.62
    End of period                          $17.40          $17.71          $16.12         $15.96          $15.36
  Accumulation units outstanding
  at the end of period                     1,645           1,852           1,989           6,782           545

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $15.97
    End of period                          $12.62
  Accumulation units outstanding
  at the end of period                     1,314


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(385)

  Accumulation unit value:
    Beginning of period                    $21.37          $18.21          $18.17         $15.65          $13.28
    End of period                          $23.41          $21.37          $18.21         $18.17          $15.65
  Accumulation units outstanding
  at the end of period                      553             571              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,261            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,215            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.93           N/A             N/A             N/A            N/A
    End of period                          $10.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,438            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.88            N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      798             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                    $12.50          $10.86          $10.78           N/A            N/A
    End of period                          $11.46          $12.50          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                      253            1,060           1,187            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(166)

  Accumulation unit value:
    Beginning of period                    $17.54          $17.14          $17.09         $16.36          $14.74
    End of period                          $18.34          $17.54          $17.14         $17.09          $16.36
  Accumulation units outstanding
  at the end of period                     2,415           4,106           4,140           4,056           421

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(166)

  Accumulation unit value:
    Beginning of period                    $13.87
    End of period                          $14.74
  Accumulation units outstanding
  at the end of period                     1,006

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.22          $11.13           N/A            N/A
    End of period                          $12.75          $12.69          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                      134             756            1,150            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(444)

  Accumulation unit value:
    Beginning of period                    $14.72          $11.41          $9.84           $8.22          $7.53
    End of period                          $16.10          $14.72          $11.41          $9.84          $8.22
  Accumulation units outstanding
  at the end of period                     4,027           13,747          12,915         16,384          3,765

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1146)

  Accumulation unit value:
    Beginning of period                    $21.90          $19.63           N/A             N/A            N/A
    End of period                          $23.10          $21.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.43          $14.30          $14.30         $14.09          $14.24
    End of period                          $15.00          $14.43          $14.30         $14.30          $14.09
  Accumulation units outstanding
  at the end of period                     4,361           4,039           4,948           9,058          5,521

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.18
    End of period                          $14.24
  Accumulation units outstanding
  at the end of period                     4,102


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1211)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.60           N/A             N/A            N/A
    End of period                          $13.94          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,109           8,372            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1211)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(188)

  Accumulation unit value:
    Beginning of period                    $19.31          $17.25          $16.22         $13.31          $10.56
    End of period                          $18.38          $19.31          $17.25         $16.22          $13.31
  Accumulation units outstanding
  at the end of period                     2,663           5,342           6,790          12,067          1,094

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(188)

  Accumulation unit value:
    Beginning of period                    $10.47
    End of period                          $10.56
  Accumulation units outstanding
  at the end of period                      280


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(188)

  Accumulation unit value:
    Beginning of period                    $16.07          $14.08          $13.77         $12.21          $9.00
    End of period                          $14.64          $16.07          $14.08         $13.77          $12.21
  Accumulation units outstanding
  at the end of period                     1,007           2,263           3,278           8,166          5,374

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(188)

  Accumulation unit value:
    Beginning of period                    $9.17
    End of period                          $9.00
  Accumulation units outstanding
  at the end of period                      310

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(279)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.87          $11.46          $9.62          $6.80
    End of period                          $11.32          $11.92          $10.87         $11.46          $9.62
  Accumulation units outstanding
  at the end of period                     21,135          26,070          27,240         25,017          8,429

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(166)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.77          $10.82         $10.69          $10.62
    End of period                          $11.35          $10.91          $10.77         $10.82          $10.69
  Accumulation units outstanding
  at the end of period                     17,704          23,106          15,047          8,911          4,506

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(166)

  Accumulation unit value:
    Beginning of period                    $10.30
    End of period                          $10.62
  Accumulation units outstanding
  at the end of period                      966


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(718)

  Accumulation unit value:
    Beginning of period                    $5.70           $4.29           $4.35           $4.33           N/A
    End of period                          $5.81           $5.70           $4.29           $4.35           N/A
  Accumulation units outstanding
  at the end of period                      274              -               -             4,536           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(718)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(766)

  Accumulation unit value:
    Beginning of period                    $10.99          $9.91           $10.11           N/A            N/A
    End of period                          $9.89           $10.99          $9.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(188)

  Accumulation unit value:
    Beginning of period                    $10.70          $8.45           $9.17           $9.12          $7.42
    End of period                          $10.57          $10.70          $8.45           $9.17          $9.12
  Accumulation units outstanding
  at the end of period                     43,951          51,564          35,092         29,531          10,845

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(188)

  Accumulation unit value:
    Beginning of period                    $6.97
    End of period                          $7.42
  Accumulation units outstanding
  at the end of period                      817

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.00           N/A             N/A            N/A
    End of period                          $10.32          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,408          24,155           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(619)

  Accumulation unit value:
    Beginning of period                    $9.21           $8.06           $7.91           $7.24           N/A
    End of period                          $9.34           $9.21           $8.06           $7.91           N/A
  Accumulation units outstanding
  at the end of period                     4,552           5,232           5,004           4,203           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.62           N/A             N/A            N/A
    End of period                          $11.24          $13.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(279)

  Accumulation unit value:
    Beginning of period                    $16.62          $12.14          $11.27          $9.00          $6.04
    End of period                          $18.05          $16.62          $12.14         $11.27          $9.00
  Accumulation units outstanding
  at the end of period                     26,301          32,390          31,947         23,832          8,321

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(501)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.82          $10.29         $10.43           N/A
    End of period                          $11.81          $11.24          $10.82         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     6,700           6,958           2,884            959            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(501)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(256)

  Accumulation unit value:
    Beginning of period                    $18.00          $14.67          $13.24         $11.34          $8.28
    End of period                          $19.42          $18.00          $14.67         $13.24          $11.34
  Accumulation units outstanding
  at the end of period                     10,733          13,929          12,888          9,710          4,638

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(256)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                    $13.67          $11.77          $10.89         $10.65           N/A
    End of period                          $13.55          $13.67          $11.77         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    137,352         137,481         114,490          9,787           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1125)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.57            N/A             N/A            N/A
    End of period                          $11.84          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,920            184             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1125)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.46          $10.81         $10.44           N/A
    End of period                          $12.46          $10.71          $10.46         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     5,578           4,537           4,666            929            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(642)

  Accumulation unit value:
    Beginning of period                    $26.21          $22.20          $16.61         $13.99           N/A
    End of period                          $34.65          $26.21          $22.20         $16.61           N/A
  Accumulation units outstanding
  at the end of period                      864            5,571           5,867            122            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(642)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(279)

  Accumulation unit value:
    Beginning of period                    $13.09          $12.79          $9.54           $8.29          $6.64
    End of period                          $13.43          $13.09          $12.79          $9.54          $8.29
  Accumulation units outstanding
  at the end of period                     19,887          26,007          26,272         25,512          9,463

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1081)

  Accumulation unit value:
    Beginning of period                    $10.14          $9.67            N/A             N/A            N/A
    End of period                          $10.66          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(256)

  Accumulation unit value:
    Beginning of period                    $14.70          $13.71          $12.53         $11.07          $8.27
    End of period                          $15.43          $14.70          $13.71         $12.53          $11.07
  Accumulation units outstanding
  at the end of period                     18,318          23,737          30,175         21,663          4,699

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(256)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.44          $10.24          $9.52          $7.62
    End of period                          $12.04          $11.75          $10.44         $10.24          $9.52
  Accumulation units outstanding
  at the end of period                     25,800          26,356          35,645         34,523          8,104

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.66
    End of period                          $7.62
  Accumulation units outstanding
  at the end of period                     2,599

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(279)

  Accumulation unit value:
    Beginning of period                    $20.07          $18.76          $17.62         $16.01          $10.42
    End of period                          $17.57          $20.07          $18.76         $17.62          $16.01
  Accumulation units outstanding
  at the end of period                     14,770          18,211          17,418         14,458          5,401

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(256)

  Accumulation unit value:
    Beginning of period                    $15.02          $13.08          $12.84         $11.19          $7.78
    End of period                          $14.37          $15.02          $13.08         $12.84          $11.19
  Accumulation units outstanding
  at the end of period                     12,255          17,395          27,806         17,205          4,638

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(256)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                    $5.85           $5.37            N/A             N/A            N/A
    End of period                          $6.55           $5.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(738)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.47          $11.30           N/A            N/A
    End of period                          $17.42          $14.91          $15.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,869          18,579          12,549           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.86          $11.06         $10.86           N/A
    End of period                          $14.07          $13.00          $11.86         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     24,297          26,993          21,962         11,430           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(244)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.18          $10.96          $9.51          $6.93
    End of period                          $14.47          $13.93          $12.18         $10.96          $9.51
  Accumulation units outstanding
  at the end of period                      714            3,298           3,754           2,085          1,133

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(244)

  Accumulation unit value:
    Beginning of period                    $6.92
    End of period                          $6.93
  Accumulation units outstanding
  at the end of period                       12


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(799)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.47           $7.39            N/A            N/A
    End of period                          $9.36           $8.68           $8.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,680           1,680            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.29          $13.14          $13.14         $12.87          $12.57
    End of period                          $14.05          $13.29          $13.14         $13.14          $12.87
  Accumulation units outstanding
  at the end of period                     18,669          20,376          23,889         26,162          6,664

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $11.94
    End of period                          $12.57
  Accumulation units outstanding
  at the end of period                     1,983

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(821)

  Accumulation unit value:
    Beginning of period                    $21.89          $19.69          $17.48           N/A            N/A
    End of period                          $19.84          $21.89          $19.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              832             935             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(821)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(166)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.35          $12.37
    End of period                           N/A             N/A             N/A           $14.74          $14.35
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,220

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(166)

  Accumulation unit value:
    Beginning of period                    $11.67
    End of period                          $12.37
  Accumulation units outstanding
  at the end of period                     1,066

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.23          $12.31         $11.99           N/A
    End of period                          $12.77          $13.21          $12.23         $12.31           N/A
  Accumulation units outstanding
  at the end of period                     6,993           8,667           7,008           3,762           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(820)

  Accumulation unit value:
    Beginning of period                    $20.60          $18.65          $17.51           N/A            N/A
    End of period                          $19.00          $20.60          $18.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(428)

  Accumulation unit value:
    Beginning of period                    $8.23           $7.96           $7.27           $6.27          $6.04
    End of period                          $7.98           $8.23           $7.96           $7.27          $6.27
  Accumulation units outstanding
  at the end of period                       -             2,803           3,174           4,838          1,530

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(428)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(483)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.11          $10.01
    End of period                           N/A             N/A             N/A           $10.23          $10.11
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            12,624

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(510)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.94           N/A
    End of period                           N/A             N/A             N/A            $9.95           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.26           N/A
    End of period                           N/A             N/A             N/A           $10.12           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(505)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.20           N/A
    End of period                           N/A             N/A             N/A           $10.15           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(239)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.77          $7.72
    End of period                           N/A             N/A             N/A            $9.89          $9.77
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,436

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(239)

  Accumulation unit value:
    Beginning of period                    $7.99
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                     12,766

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.30          $12.66          $11.94         $10.85          $8.75
    End of period                          $15.25          $14.30          $12.66         $11.94          $10.85
  Accumulation units outstanding
  at the end of period                     43,528          45,623          46,939         53,672          1,649

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $10.79
    End of period                          $8.75
  Accumulation units outstanding
  at the end of period                     2,495

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(765)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.44          $10.28           N/A            N/A
    End of period                          $11.43          $11.00          $10.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,823          58,303          70,529           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $14.24          $12.76          $12.16         $11.16          $9.38
    End of period                          $15.13          $14.24          $12.76         $12.16          $11.16
  Accumulation units outstanding
  at the end of period                     92,300         110,148         116,278         122,720         48,518

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.91
    End of period                          $9.38
  Accumulation units outstanding
  at the end of period                     16,942

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(765)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.76          $10.40           N/A            N/A
    End of period                          $12.22          $11.60          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,876           2,881           2,887            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.34          $11.87         $11.08          $9.63
    End of period                          $14.37          $13.53          $12.34         $11.87          $11.08
  Accumulation units outstanding
  at the end of period                    130,786         137,204         146,263         62,735          8,599

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $10.68
    End of period                          $9.63
  Accumulation units outstanding
  at the end of period                     7,271

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1175)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.26           N/A             N/A            N/A
    End of period                          $10.98          $10.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.76           N/A
    End of period                           N/A             N/A             N/A           $10.64           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $24.15          $21.74          $21.13         $19.50          $16.41
    End of period                          $25.37          $24.15          $21.74         $21.13          $19.50
  Accumulation units outstanding
  at the end of period                     8,688           8,864           9,305          12,197          6,278

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $17.92
    End of period                          $16.41
  Accumulation units outstanding
  at the end of period                     2,250


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.51          $11.27          $11.22         $11.40          $11.61
    End of period                          $11.78          $11.51          $11.27         $11.22          $11.40
  Accumulation units outstanding
  at the end of period                       -               -             1,451            965            965

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.71
    End of period                          $11.61
  Accumulation units outstanding
  at the end of period                     1,209

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(510)

  Accumulation unit value:
    Beginning of period                    $20.16          $17.06          $16.14         $14.55           N/A
    End of period                          $21.25          $20.16          $17.06         $16.14           N/A
  Accumulation units outstanding
  at the end of period                      946            1,704           2,492           2,148           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(166)

  Accumulation unit value:
    Beginning of period                    $27.26          $24.53          $23.66         $22.03          $17.27
    End of period                          $29.33          $27.26          $24.53         $23.66          $22.03
  Accumulation units outstanding
  at the end of period                     2,915           3,022           6,854           4,431          1,430

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(166)

  Accumulation unit value:
    Beginning of period                    $17.49
    End of period                          $17.27
  Accumulation units outstanding
  at the end of period                      697

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $35.74          $34.24          $30.71         $26.62          $19.65
    End of period                          $40.94          $35.74          $34.24         $30.71          $26.62
  Accumulation units outstanding
  at the end of period                      789            2,176           1,626           4,639           521

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $19.26
    End of period                          $19.65
  Accumulation units outstanding
  at the end of period                      148


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(166)

  Accumulation unit value:
    Beginning of period                    $15.43          $13.15          $12.68         $11.26          $8.87
    End of period                          $15.20          $15.43          $13.15         $12.68          $11.26
  Accumulation units outstanding
  at the end of period                     6,812           8,523           9,255          14,339          8,303

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(166)

  Accumulation unit value:
    Beginning of period                    $8.86
    End of period                          $8.87
  Accumulation units outstanding
  at the end of period                     1,443

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $16.02          $13.37          $12.36         $10.87          $8.66
    End of period                          $17.19          $16.02          $13.37         $12.36          $10.87
  Accumulation units outstanding
  at the end of period                     8,801           7,371           4,798           2,295            53

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $11.06
    End of period                          $8.66
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.39          $10.87         $10.11          $7.96
    End of period                          $13.58          $12.01          $11.39         $10.87          $10.11
  Accumulation units outstanding
  at the end of period                     10,534          8,615           18,839          2,948           157

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $9.07
    End of period                          $7.96
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(102)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.25          $7.72
    End of period                           N/A             N/A             N/A            $9.03          $9.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(102)

  Accumulation unit value:
    Beginning of period                    $10.25
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $15.36          $11.52          $10.06           N/A            N/A
    End of period                          $12.75          $15.36          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,618          14,044          2,359            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.28          $11.59         $11.10          $8.21
    End of period                          $14.96          $13.75          $12.28         $11.59          $11.10
  Accumulation units outstanding
  at the end of period                      303             486            6,596           3,430            -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $10.73
    End of period                          $8.21
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $18.09          $17.63          $16.06         $15.65          $11.84
    End of period                          $19.59          $18.09          $17.63         $16.06          $15.65
  Accumulation units outstanding
  at the end of period                       -             3,332           2,706           1,646           102

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $14.64
    End of period                          $11.84
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(162)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.34           $8.99          $7.40
    End of period                           N/A             N/A            $8.47           $9.34          $8.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             3,696            -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(162)

  Accumulation unit value:
    Beginning of period                    $7.68
    End of period                          $7.40
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(97)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.52          $9.77           $9.14          $8.22
    End of period                          $12.01          $11.39          $10.52          $9.77          $9.14
  Accumulation units outstanding
  at the end of period                     6,444           8,804           9,357           1,987            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(97)

  Accumulation unit value:
    Beginning of period                    $9.06
    End of period                          $8.22
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(686)

  Accumulation unit value:
    Beginning of period                    $23.47          $21.20          $21.28         $19.36           N/A
    End of period                          $27.67          $23.47          $21.20         $21.28           N/A
  Accumulation units outstanding
  at the end of period                     3,871           2,835           2,835           1,929           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $25.04          $24.49          $23.94         $21.94          $16.57
    End of period                          $26.85          $25.04          $24.49         $23.94          $21.94
  Accumulation units outstanding
  at the end of period                     4,355           3,343           3,814           1,181            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $16.83
    End of period                          $16.57
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,738           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $10.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,038            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                    $17.70          $16.12          $15.95         $15.35          $12.61
    End of period                          $17.39          $17.70          $16.12         $15.95          $15.35
  Accumulation units outstanding
  at the end of period                     5,617           7,060           6,730           7,098          1,030

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                    $15.84
    End of period                          $12.61
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(102)

  Accumulation unit value:
    Beginning of period                    $21.36          $18.20          $18.16         $15.65          $11.44
    End of period                          $23.40          $21.36          $18.20         $18.16          $15.65
  Accumulation units outstanding
  at the end of period                     10,848          18,698          16,109          2,805          1,662

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(102)

  Accumulation unit value:
    Beginning of period                    $15.96
    End of period                          $11.44
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,329           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,301            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1109)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.02           N/A             N/A            N/A
    End of period                          $10.76          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,136          2,935            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1109)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,484            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.50          $10.86          $10.38           N/A            N/A
    End of period                          $11.46          $12.50          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,958           1,992            315             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $17.53          $17.13          $17.08         $16.35          $14.74
    End of period                          $18.33          $17.53          $17.13         $17.08          $16.35
  Accumulation units outstanding
  at the end of period                     13,105          16,418          22,218          4,537           503

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $14.28
    End of period                          $14.74
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.22          $10.48           N/A            N/A
    End of period                          $12.74          $12.69          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,631          2,778            466             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.00           N/A             N/A            N/A
    End of period                          $10.40          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,193             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(303)

  Accumulation unit value:
    Beginning of period                    $14.71          $11.40          $9.84           $8.22          $5.79
    End of period                          $16.09          $14.71          $11.40          $9.84          $8.22
  Accumulation units outstanding
  at the end of period                     40,436          40,824          46,110          9,324          1,094

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(180)

  Accumulation unit value:
    Beginning of period                    $21.89          $19.99          $19.26         $16.71          $12.60
    End of period                          $23.09          $21.89          $19.99         $19.26          $16.71
  Accumulation units outstanding
  at the end of period                     3,768           3,604           5,329            10              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(180)

  Accumulation unit value:
    Beginning of period                    $12.75
    End of period                          $12.60
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $14.42          $14.29          $14.29         $14.08          $14.24
    End of period                          $14.99          $14.42          $14.29         $14.29          $14.08
  Accumulation units outstanding
  at the end of period                     13,370          12,003          16,846          4,775            -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $13.13
    End of period                          $14.24
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.82          $8.67            N/A             N/A            N/A
    End of period                          $13.94          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,307          6,080            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(129)

  Accumulation unit value:
    Beginning of period                    $19.31          $17.24          $16.21         $13.30          $10.56
    End of period                          $18.37          $19.31          $17.24         $16.21          $13.30
  Accumulation units outstanding
  at the end of period                     27,682          24,442          29,762         24,676          3,548

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(129)

  Accumulation unit value:
    Beginning of period                    $12.47
    End of period                          $10.56
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(129)

  Accumulation unit value:
    Beginning of period                    $16.07          $14.07          $13.76         $12.20          $9.00
    End of period                          $14.63          $16.07          $14.07         $13.76          $12.20
  Accumulation units outstanding
  at the end of period                     13,414          12,557          15,897         13,789          3,697

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(129)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $9.00
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(131)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.84          $11.43          $9.60          $7.39
    End of period                          $11.29          $11.90          $10.84         $11.43          $9.60
  Accumulation units outstanding
  at the end of period                     80,683         129,363         134,924         102,138           -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(131)

  Accumulation unit value:
    Beginning of period                    $9.04
    End of period                          $7.39
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(132)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.77          $10.82         $10.68          $10.62
    End of period                          $11.35          $10.91          $10.77         $10.82          $10.68
  Accumulation units outstanding
  at the end of period                     24,557          37,974          28,800         25,892            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(132)

  Accumulation unit value:
    Beginning of period                    $10.05
    End of period                          $10.62
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(526)

  Accumulation unit value:
    Beginning of period                    $5.70           $4.29           $4.35           $4.15           N/A
    End of period                          $5.81           $5.70           $4.29           $4.35           N/A
  Accumulation units outstanding
  at the end of period                     13,041          8,334             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(526)

  Accumulation unit value:
    Beginning of period                    $10.97          $9.91           $10.39          $9.97           N/A
    End of period                          $9.88           $10.97          $9.91          $10.39           N/A
  Accumulation units outstanding
  at the end of period                       -               25              59              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $10.70          $8.45           $9.17           $9.12          $7.42
    End of period                          $10.56          $10.70          $8.45           $9.17          $9.12
  Accumulation units outstanding
  at the end of period                     96,535         150,753         162,771         136,524           42

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $8.79
    End of period                          $7.42
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                    $11.73          $9.98            N/A             N/A            N/A
    End of period                          $10.32          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,892           8,054            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(135)

  Accumulation unit value:
    Beginning of period                    $9.21           $8.06           $7.91           $7.28          $5.77
    End of period                          $9.33           $9.21           $8.06           $7.91          $7.28
  Accumulation units outstanding
  at the end of period                       -               -               -             7,287          1,299

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(135)

  Accumulation unit value:
    Beginning of period                    $7.00
    End of period                          $5.77
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(561)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.00          $11.57         $10.37           N/A
    End of period                          $11.24          $13.92          $12.00         $11.57           N/A
  Accumulation units outstanding
  at the end of period                     2,863           2,232           2,002            118            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(561)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(131)

  Accumulation unit value:
    Beginning of period                    $16.58          $12.11          $11.25          $8.98          $6.90
    End of period                          $18.01          $16.58          $12.11         $11.25          $8.98
  Accumulation units outstanding
  at the end of period                    116,852         134,185         141,628         107,799           44

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(131)

  Accumulation unit value:
    Beginning of period                    $8.41
    End of period                          $6.90
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(521)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.82          $10.29         $10.49           N/A
    End of period                          $11.81          $11.23          $10.82         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     3,951           4,829           7,063            177            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $18.00          $14.66          $13.24         $11.34          $8.45
    End of period                          $19.41          $18.00          $14.66         $13.24          $11.34
  Accumulation units outstanding
  at the end of period                     28,239          35,360          26,749         37,235            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $10.17
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.67          $11.77          $10.89          $9.68           N/A
    End of period                          $13.55          $13.67          $11.77         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    380,219         350,891         247,402          3,860           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.19            N/A             N/A            N/A
    End of period                          $11.84          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,304           1,119            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.46          $10.73           N/A            N/A
    End of period                          $12.46          $10.71          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,549          18,789          14,304           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(505)

  Accumulation unit value:
    Beginning of period                    $26.21          $22.20          $16.61         $13.08           N/A
    End of period                          $34.64          $26.21          $22.20         $16.61           N/A
  Accumulation units outstanding
  at the end of period                     13,003          15,582          19,534          3,489           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(131)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.76          $9.51           $8.27          $7.12
    End of period                          $13.39          $13.05          $12.76          $9.51          $8.27
  Accumulation units outstanding
  at the end of period                     71,320         109,932         132,732         126,757           -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(131)

  Accumulation unit value:
    Beginning of period                    $9.45
    End of period                          $7.12
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $14.70          $13.71          $12.53         $11.07          $8.42
    End of period                          $15.43          $14.70          $13.71         $12.53          $11.07
  Accumulation units outstanding
  at the end of period                     45,903          36,973          29,132         28,661            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $10.09
    End of period                          $8.42
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(87)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.44          $10.24          $9.52          $7.62
    End of period                          $12.04          $11.74          $10.44         $10.24          $9.52
  Accumulation units outstanding
  at the end of period                     62,015          74,737          59,064         60,156           458

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(87)

  Accumulation unit value:
    Beginning of period                    $9.84
    End of period                          $7.62
  Accumulation units outstanding
  at the end of period                      486

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1313)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $8.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,065            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(131)

  Accumulation unit value:
    Beginning of period                    $20.03          $18.72          $17.58         $15.98          $11.05
    End of period                          $17.52          $20.03          $18.72         $17.58          $15.98
  Accumulation units outstanding
  at the end of period                     45,683          68,596          76,114         63,448           608

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(131)

  Accumulation unit value:
    Beginning of period                    $13.41
    End of period                          $11.05
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(132)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.08          $12.84         $11.19          $7.85
    End of period                          $14.36          $15.01          $13.08         $12.84          $11.19
  Accumulation units outstanding
  at the end of period                     32,542          36,397          35,511         30,423            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(132)

  Accumulation unit value:
    Beginning of period                    $9.69
    End of period                          $7.85
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(526)

  Accumulation unit value:
    Beginning of period                    $5.85           $5.47           $5.46           $5.62           N/A
    End of period                          $6.54           $5.85           $5.47           $5.46           N/A
  Accumulation units outstanding
  at the end of period                     7,089             73             635            3,152           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.47          $11.41         $10.54           N/A
    End of period                          $17.41          $14.91          $15.47         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     76,124          72,617          64,941            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.86          $11.06         $10.22           N/A
    End of period                          $14.07          $13.00          $11.86         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     26,074          37,523          37,666          8,221           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $13.94          $12.19          $10.97          $9.52          $6.93
    End of period                          $14.48          $13.94          $12.19         $10.97          $9.52
  Accumulation units outstanding
  at the end of period                     13,170          13,322          13,926         13,788          1,173

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $8.18
    End of period                          $6.93
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.47           $7.94           $7.80          $6.77
    End of period                          $9.36           $8.68           $8.47           $7.94          $7.80
  Accumulation units outstanding
  at the end of period                       -             3,184            431             462             -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $7.94
    End of period                          $6.77
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,031           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $13.28          $13.13          $13.13         $12.87          $12.57
    End of period                          $14.05          $13.28          $13.13         $13.13          $12.87
  Accumulation units outstanding
  at the end of period                     72,647          58,197          59,562         16,252           556

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $12.07
    End of period                          $12.57
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $21.88          $19.68          $18.52         $16.76          $13.48
    End of period                          $19.83          $21.88          $19.68         $18.52          $16.76
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $16.11
    End of period                          $13.48
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(97)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.34          $12.37
    End of period                           N/A             N/A             N/A           $14.73          $14.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             393

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $12.51
    End of period                          $12.37
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.23          $12.30         $11.98           N/A
    End of period                          $12.76          $13.21          $12.23         $12.30           N/A
  Accumulation units outstanding
  at the end of period                     13,835          13,859          8,286          12,343           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $20.59          $18.64          $18.18         $16.95          $13.92
    End of period                          $18.99          $20.59          $18.64         $18.18          $16.95
  Accumulation units outstanding
  at the end of period                      990            1,031           1,034            42              43

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $16.74
    End of period                          $13.92
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $8.23           $7.96           $7.27           $6.27          $4.81
    End of period                          $7.98           $8.23           $7.96           $7.27          $6.27
  Accumulation units outstanding
  at the end of period                       -             20,890          22,728         15,195            -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $6.20
    End of period                          $4.81
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(174)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.10          $8.47
    End of period                           N/A             N/A             N/A           $10.23          $10.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(174)

  Accumulation unit value:
    Beginning of period                    $8.82
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.81          $7.67
    End of period                           N/A             N/A             N/A            $9.94          $9.81
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                    $7.86
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(273)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.98          $7.79
    End of period                           N/A             N/A             N/A           $10.12          $9.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(335)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.99          $8.44
    End of period                           N/A             N/A             N/A           $10.14          $9.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             322

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(134)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.77          $7.72
    End of period                           N/A             N/A             N/A            $9.89          $9.77
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             424

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(134)

  Accumulation unit value:
    Beginning of period                    $9.15
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.65          $11.93         $10.84          $8.75
    End of period                          $15.24          $14.29          $12.65         $11.93          $10.84
  Accumulation units outstanding
  at the end of period                     16,845          22,050          15,810          9,460            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $8.40
    End of period                          $8.75
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.43          $10.29          $9.94           N/A
    End of period                          $11.42          $11.00          $10.43         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     38,842          40,628          43,219         10,814           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $14.23          $12.76          $12.15         $11.16          $9.38
    End of period                          $15.12          $14.23          $12.76         $12.15          $11.16
  Accumulation units outstanding
  at the end of period                     61,638          56,379          50,038         17,539          2,965

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $11.09
    End of period                          $9.38
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.76          $10.48         $10.00           N/A
    End of period                          $12.22          $11.60          $10.76         $10.48           N/A
  Accumulation units outstanding
  at the end of period                    128,943         143,244         169,640         38,086           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.34          $11.86         $11.08          $9.63
    End of period                          $14.36          $13.53          $12.34         $11.86          $11.08
  Accumulation units outstanding
  at the end of period                    189,255         203,409         236,771         100,647         2,545

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $10.83
    End of period                          $9.63
  Accumulation units outstanding
  at the end of period                     1,782

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1204)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.59           N/A             N/A            N/A
    End of period                          $11.48          $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      818             826             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1204)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $12.03           N/A             N/A             N/A            N/A
    End of period                          $11.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,659           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.46          $7.98
    End of period                           N/A             N/A             N/A           $10.63          $10.46
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $24.14          $21.73          $21.12         $19.49          $16.40
    End of period                          $25.35          $24.14          $21.73         $21.12          $19.49
  Accumulation units outstanding
  at the end of period                     28,169          33,414          19,345         13,521           136

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $17.66
    End of period                          $16.40
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(147)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.26          $11.22         $11.39          $11.60
    End of period                          $11.77          $11.50          $11.26         $11.22          $11.39
  Accumulation units outstanding
  at the end of period                     18,586          9,226           5,084           5,319            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(147)

  Accumulation unit value:
    Beginning of period                    $11.68
    End of period                          $11.60
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                    $20.13          $17.03          $16.12         $14.37          $12.09
    End of period                          $21.21          $20.13          $17.03         $16.12          $14.37
  Accumulation units outstanding
  at the end of period                     12,688          12,073          7,638           2,906            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(97)

  Accumulation unit value:
    Beginning of period                    $27.24          $24.52          $23.65         $22.02          $17.26
    End of period                          $29.31          $27.24          $24.52         $23.65          $22.02
  Accumulation units outstanding
  at the end of period                     15,932          21,487          13,311          1,884           435

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(97)

  Accumulation unit value:
    Beginning of period                    $22.25
    End of period                          $17.26
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(102)

  Accumulation unit value:
    Beginning of period                    $35.72          $34.23          $30.70         $26.61          $19.65
    End of period                          $40.92          $35.72          $34.23         $30.70          $26.61
  Accumulation units outstanding
  at the end of period                     21,841          21,814          12,524          8,288          1,498

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(102)

  Accumulation unit value:
    Beginning of period                    $25.19
    End of period                          $19.65
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(97)

  Accumulation unit value:
    Beginning of period                    $15.42          $13.15          $12.68         $11.26          $8.87
    End of period                          $15.20          $15.42          $13.15         $12.68          $11.26
  Accumulation units outstanding
  at the end of period                     40,885          18,891          23,506         16,033           411

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(97)

  Accumulation unit value:
    Beginning of period                    $11.38
    End of period                          $8.87
  Accumulation units outstanding
  at the end of period                       -

Accumulation Unit Values
Contract with Endorsements - 2.305%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(682)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.84          $11.43         $10.37           N/A
    End of period                          $11.29          $11.89          $10.84         $11.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,415           1,415           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.77          $10.82         $10.84           N/A
    End of period                          $11.35          $10.91          $10.77         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       62             384            2,654           2,165           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(682)

  Accumulation unit value:
    Beginning of period                    $16.58          $12.11          $11.24         $10.04           N/A
    End of period                          $18.00          $16.58          $12.11         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,731           1,731           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(814)

  Accumulation unit value:
    Beginning of period                    $17.99          $14.66          $12.98           N/A            N/A
    End of period                          $19.41          $17.99          $14.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       51             315             400             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(814)

  Accumulation unit value:
    Beginning of period                    $14.69          $13.70          $11.91           N/A            N/A
    End of period                          $15.42          $14.69          $13.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       52             326             414             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(814)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.44          $9.70            N/A            N/A
    End of period                          $12.03          $11.74          $10.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       66             412             524             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(682)

  Accumulation unit value:
    Beginning of period                    $20.02          $18.71          $17.58         $15.06           N/A
    End of period                          $17.52          $20.02          $18.71         $17.58           N/A
  Accumulation units outstanding
  at the end of period                       -               -              469             469            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(814)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.07          $11.56           N/A            N/A
    End of period                          $14.35          $15.01          $13.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                       54             335             426             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $13.27          $13.13          $13.13         $13.12           N/A
    End of period                          $14.04          $13.27          $13.13         $13.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,786           1,786           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $13.19          $12.22          $12.29         $12.05           N/A
    End of period                          $12.75          $13.19          $12.22         $12.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -              639             639            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(682)

  Accumulation unit value:
    Beginning of period                    $14.28          $12.64          $11.93         $10.81           N/A
    End of period                          $15.23          $14.28          $12.64         $11.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,355           1,355           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                    $24.12          $21.72          $21.10         $19.97           N/A
    End of period                          $25.34          $24.12          $21.72         $21.10           N/A
  Accumulation units outstanding
  at the end of period                       -               -              755             755            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(682)

  Accumulation unit value:
    Beginning of period                    $27.23          $24.50          $23.63         $21.40           N/A
    End of period                          $29.29          $27.23          $24.50         $23.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -              890             890            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(682)

  Accumulation unit value:
    Beginning of period                    $35.70          $34.21          $30.68         $27.36           N/A
    End of period                          $40.89          $35.70          $34.21         $30.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -              265             265            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.31%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(400)

  Accumulation unit value:
    Beginning of period                    $16.00          $13.36          $12.35         $10.86          $9.38
    End of period                          $17.16          $16.00          $13.36         $12.35          $10.86
  Accumulation units outstanding
  at the end of period                     3,455           4,085           1,735          10,264           265

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(400)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(308)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.39          $10.87         $10.11          $8.16
    End of period                          $13.57          $12.00          $11.39         $10.87          $10.11
  Accumulation units outstanding
  at the end of period                     30,789          28,334          26,689         24,115          14,318

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(389)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.25          $8.30
    End of period                           N/A             N/A             N/A            $9.02          $9.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,485

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(389)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(875)

  Accumulation unit value:
    Beginning of period                    $15.36          $11.52          $11.14           N/A            N/A
    End of period                          $12.75          $15.36          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,318           38,450          21,682           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(875)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(366)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.28          $11.59         $11.10          $9.87
    End of period                          $14.95          $13.74          $12.28         $11.59          $11.10
  Accumulation units outstanding
  at the end of period                     10,861          8,956           9,607          10,343          13,394

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(366)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(356)

  Accumulation unit value:
    Beginning of period                    $18.07          $17.61          $16.05         $15.64          $13.63
    End of period                          $19.57          $18.07          $17.61         $16.05          $15.64
  Accumulation units outstanding
  at the end of period                       -             7,139           5,617           6,197          3,286

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(382)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.33           $8.98          $8.30
    End of period                           N/A             N/A            $8.46           $9.33          $8.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             9,968            -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(308)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.51          $9.77           $9.14          $8.26
    End of period                          $12.00          $11.38          $10.51          $9.77          $9.14
  Accumulation units outstanding
  at the end of period                     46,895          33,000          33,594         24,415          14,478

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(719)

  Accumulation unit value:
    Beginning of period                    $23.44          $21.17          $21.26         $21.21           N/A
    End of period                          $27.64          $23.44          $21.17         $21.26           N/A
  Accumulation units outstanding
  at the end of period                     6,500            810              52            4,931           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      749             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $25.01          $24.47          $23.92         $21.92          $16.43
    End of period                          $26.82          $25.01          $24.47         $23.92          $21.92
  Accumulation units outstanding
  at the end of period                     1,507           3,926           7,021           5,411          7,973

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,741           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.84            N/A             N/A             N/A            N/A
    End of period                          $10.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,420            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $17.68          $16.10          $15.94         $15.34          $12.12
    End of period                          $17.37          $17.68          $16.10         $15.94          $15.34
  Accumulation units outstanding
  at the end of period                     4,736           8,977           7,809           8,813          8,324

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(283)

  Accumulation unit value:
    Beginning of period                    $21.34          $18.18          $18.15         $15.63          $10.09
    End of period                          $23.37          $21.34          $18.18         $18.15          $15.63
  Accumulation units outstanding
  at the end of period                     13,907          13,289          9,489           4,796          12,195

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     86,770           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.83            N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      552             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.81          $9.93            N/A             N/A            N/A
    End of period                          $10.76          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,607          1,901            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.91            N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,074           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $12.49          $10.86          $10.60           N/A            N/A
    End of period                          $11.46          $12.49          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,405           8,184           1,373            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(368)

  Accumulation unit value:
    Beginning of period                    $17.51          $17.11          $17.07         $16.34          $15.98
    End of period                          $18.30          $17.51          $17.11         $17.07          $16.34
  Accumulation units outstanding
  at the end of period                     25,072          31,955          21,896         13,472          2,090

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(875)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.22          $11.03           N/A            N/A
    End of period                          $12.74          $12.69          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,468          14,019          15,137           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(875)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.97            N/A             N/A            N/A
    End of period                          $10.40          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,790           1,788            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(392)

  Accumulation unit value:
    Beginning of period                    $14.70          $11.39          $9.83           $8.21          $6.88
    End of period                          $16.08          $14.70          $11.39          $9.83          $8.21
  Accumulation units outstanding
  at the end of period                     59,356          64,658          42,515         29,301          4,454

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(392)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(440)

  Accumulation unit value:
    Beginning of period                    $21.86          $19.97          $19.25         $16.69          $15.74
    End of period                          $23.06          $21.86          $19.97         $19.25          $16.69
  Accumulation units outstanding
  at the end of period                     7,603           6,504           6,644           6,079          6,673

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(440)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(272)

  Accumulation unit value:
    Beginning of period                    $14.41          $14.28          $14.28         $14.07          $14.29
    End of period                          $14.97          $14.41          $14.28         $14.28          $14.07
  Accumulation units outstanding
  at the end of period                     4,497           4,320           10,284          7,861          6,703

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(272)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.13           N/A             N/A            N/A
    End of period                          $13.94          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,847          6,450            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(339)

  Accumulation unit value:
    Beginning of period                    $19.29          $17.23          $16.20         $13.30          $11.37
    End of period                          $18.35          $19.29          $17.23         $16.20          $13.30
  Accumulation units outstanding
  at the end of period                     28,951          35,970          34,632         33,246          7,297

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(308)

  Accumulation unit value:
    Beginning of period                    $16.05          $14.06          $13.75         $12.20          $8.74
    End of period                          $14.62          $16.05          $14.06         $13.75          $12.20
  Accumulation units outstanding
  at the end of period                     9,207           12,512          20,374         18,574          5,730

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,957            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(267)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.84          $11.43          $9.59          $6.64
    End of period                          $11.29          $11.89          $10.84         $11.43          $9.59
  Accumulation units outstanding
  at the end of period                    222,889         265,465         243,211         249,721         79,340

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(267)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.77          $10.82         $10.68          $10.64
    End of period                          $11.34          $10.91          $10.77         $10.82          $10.68
  Accumulation units outstanding
  at the end of period                    175,338         208,149         132,183         68,410          11,966

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $5.70           $4.28           $4.34           $3.96           N/A
    End of period                          $5.81           $5.70           $4.28           $4.34           N/A
  Accumulation units outstanding
  at the end of period                     24,221          8,490           4,271           1,937           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(483)

  Accumulation unit value:
    Beginning of period                    $10.98          $9.90           $10.39          $9.65          $9.54
    End of period                          $9.88           $10.98          $9.90          $10.39          $9.65
  Accumulation units outstanding
  at the end of period                     2,346           4,502           6,036             -            1,090

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(267)

  Accumulation unit value:
    Beginning of period                    $10.69          $8.45           $9.16           $9.12          $6.43
    End of period                          $10.56          $10.69          $8.45           $9.16          $9.12
  Accumulation units outstanding
  at the end of period                    279,366         390,059         364,685         292,193         98,068

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                    $11.73          $9.90            N/A             N/A            N/A
    End of period                          $10.31          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,551          49,824           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                    $9.20           $8.06           $7.91           $7.27          $5.87
    End of period                          $9.33           $9.20           $8.06           $7.91          $7.27
  Accumulation units outstanding
  at the end of period                     68,402          51,288          46,479         43,187          18,761

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(521)

  Accumulation unit value:
    Beginning of period                    $13.91          $11.99          $11.56         $10.94           N/A
    End of period                          $11.23          $13.91          $11.99         $11.56           N/A
  Accumulation units outstanding
  at the end of period                     7,523           6,953           5,297           1,663           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(267)

  Accumulation unit value:
    Beginning of period                    $16.57          $12.10          $11.24          $8.98          $6.18
    End of period                          $17.99          $16.57          $12.10         $11.24          $8.98
  Accumulation units outstanding
  at the end of period                    229,730         291,344         270,852         254,514         88,599

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(520)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.81          $10.28         $10.54           N/A
    End of period                          $11.80          $11.23          $10.81         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     15,200          11,786          15,140          5,974           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(520)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,108            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(267)

  Accumulation unit value:
    Beginning of period                    $17.99          $14.66          $13.24         $11.34          $7.94
    End of period                          $19.40          $17.99          $14.66         $13.24          $11.34
  Accumulation units outstanding
  at the end of period                    180,812         196,501         148,148         90,904          30,436

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                    $13.67          $11.77          $10.89          $9.68           N/A
    End of period                          $13.55          $13.67          $11.77         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    600,680         544,954         407,200         20,278           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.82            N/A             N/A            N/A
    End of period                          $11.84          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,801          1,366            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.46          $10.81          $9.90           N/A
    End of period                          $12.45          $10.70          $10.46         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     31,667          25,412          23,264           506            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $11.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,050            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(551)

  Accumulation unit value:
    Beginning of period                    $26.19          $22.18          $16.60         $13.46           N/A
    End of period                          $34.61          $26.19          $22.18         $16.60           N/A
  Accumulation units outstanding
  at the end of period                     53,391          40,232          30,570          9,490           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(267)

  Accumulation unit value:
    Beginning of period                    $13.04          $12.75          $9.51           $8.27          $6.41
    End of period                          $13.38          $13.04          $12.75          $9.51          $8.27
  Accumulation units outstanding
  at the end of period                    213,899         267,192         277,772         273,459         83,966

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                    $10.14          $10.04           N/A             N/A            N/A
    End of period                          $10.66          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,260           4,246            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(267)

  Accumulation unit value:
    Beginning of period                    $14.69          $13.70          $12.52         $11.07          $7.77
    End of period                          $15.42          $14.69          $13.70         $12.52          $11.07
  Accumulation units outstanding
  at the end of period                    191,074         209,687         156,923         126,926         54,618

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(267)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.44          $10.23          $9.52          $7.08
    End of period                          $12.03          $11.74          $10.44         $10.23          $9.52
  Accumulation units outstanding
  at the end of period                    350,797         400,368         321,135         241,634         93,656

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1307)

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $8.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,132            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(267)

  Accumulation unit value:
    Beginning of period                    $20.02          $18.71          $17.58         $15.98          $10.14
    End of period                          $17.51          $20.02          $18.71         $17.58          $15.98
  Accumulation units outstanding
  at the end of period                    133,896         173,121         163,537         163,376         51,756

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(267)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.07          $12.83         $11.19          $7.26
    End of period                          $14.35          $15.01          $13.07         $12.83          $11.19
  Accumulation units outstanding
  at the end of period                    185,998         199,996         147,934         121,070         46,041

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(267)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $5.84           $5.47           $5.46           $5.24           N/A
    End of period                          $6.54           $5.84           $5.47           $5.46           N/A
  Accumulation units outstanding
  at the end of period                     18,437          20,999          9,972           3,355           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.47          $11.41          $9.76           N/A
    End of period                          $17.41          $14.91          $15.47         $11.41           N/A
  Accumulation units outstanding
  at the end of period                    242,181         187,659         143,261          7,787           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.86          $11.06          $9.89           N/A
    End of period                          $14.07          $13.00          $11.86         $11.06           N/A
  Accumulation units outstanding
  at the end of period                    220,587         170,288         100,635         11,443           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(308)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.19          $10.97          $9.52          $6.55
    End of period                          $14.47          $13.93          $12.19         $10.97          $9.52
  Accumulation units outstanding
  at the end of period                     22,497          22,909          27,183         17,973          10,557

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(339)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.47           $7.94           $7.79          $7.27
    End of period                          $9.35           $8.68           $8.47           $7.94          $7.79
  Accumulation units outstanding
  at the end of period                       -             15,506          13,613         27,245          3,952

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,689            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(289)

  Accumulation unit value:
    Beginning of period                    $13.27          $13.12          $13.13         $12.86          $12.70
    End of period                          $14.03          $13.27          $13.12         $13.13          $12.86
  Accumulation units outstanding
  at the end of period                     69,248          67,661          68,928         40,953          19,770

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(440)

  Accumulation unit value:
    Beginning of period                    $21.85          $19.66          $18.50         $16.75          $15.65
    End of period                          $19.80          $21.85          $19.66         $18.50          $16.75
  Accumulation units outstanding
  at the end of period                     3,237           3,796           5,447           5,084          5,681

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(440)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(296)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.33          $12.84
    End of period                           N/A             N/A             N/A           $14.72          $14.33
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            8,814

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.19          $12.22          $12.29         $11.97           N/A
    End of period                          $12.75          $13.19          $12.22         $12.29           N/A
  Accumulation units outstanding
  at the end of period                     39,880          39,198          25,778         23,289           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(382)

  Accumulation unit value:
    Beginning of period                    $20.57          $18.62          $18.16         $16.93          $15.15
    End of period                          $18.96          $20.57          $18.62         $18.16          $16.93
  Accumulation units outstanding
  at the end of period                     10,357          11,185          10,544         10,981          9,848

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(339)

  Accumulation unit value:
    Beginning of period                    $8.22           $7.96           $7.26           $6.27          $5.41
    End of period                          $7.97           $8.22           $7.96           $7.26          $6.27
  Accumulation units outstanding
  at the end of period                       -             7,763           6,751          20,736          5,586

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,742           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,848            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(280)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.10          $8.07
    End of period                           N/A             N/A             N/A           $10.23          $10.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            46,607

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(280)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(543)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.66           N/A
    End of period                           N/A             N/A             N/A            $9.94           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(543)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.97          $9.53
    End of period                           N/A             N/A             N/A           $10.12          $9.97
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,504

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,827            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(367)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.98          $8.93
    End of period                           N/A             N/A             N/A           $10.14          $9.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            11,843

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(367)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(441)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.76          $9.06
    End of period                           N/A             N/A             N/A            $9.88          $9.76
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            73,679

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,204            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $14.28          $12.64          $11.93         $10.84          $8.76
    End of period                          $15.23          $14.28          $12.64         $11.93          $10.84
  Accumulation units outstanding
  at the end of period                    128,010         144,117         229,199         238,472         19,858

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(762)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.43          $10.29           N/A            N/A
    End of period                          $11.42          $11.00          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,035          86,671          94,662           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(293)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.75          $12.14         $11.15          $9.38
    End of period                          $15.10          $14.22          $12.75         $12.14          $11.15
  Accumulation units outstanding
  at the end of period                    309,397         382,515         390,222         374,577         87,768

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(730)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.75          $10.48         $10.43           N/A
    End of period                          $12.21          $11.60          $10.75         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     71,402         138,674         109,903           748            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(730)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $13.52          $12.33          $11.86         $11.07          $9.66
    End of period                          $14.35          $13.52          $12.33         $11.86          $11.07
  Accumulation units outstanding
  at the end of period                    202,451         199,177         201,137         150,363         51,358

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1143)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.11           N/A             N/A            N/A
    End of period                          $11.79          $10.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,617             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,156            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(367)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.45          $9.33
    End of period                           N/A             N/A             N/A           $10.63          $10.45
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,384

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(367)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(298)

  Accumulation unit value:
    Beginning of period                    $24.11          $21.71          $21.09         $19.47          $15.86
    End of period                          $25.32          $24.11          $21.71         $21.09          $19.47
  Accumulation units outstanding
  at the end of period                     62,482          24,951          26,424         18,767          7,441

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(375)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.25          $11.21         $11.38          $11.48
    End of period                          $11.76          $11.49          $11.25         $11.21          $11.38
  Accumulation units outstanding
  at the end of period                    136,995          71,946          15,370         32,054          19,840

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(375)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(382)

  Accumulation unit value:
    Beginning of period                    $20.12          $17.03          $16.11         $14.37          $12.40
    End of period                          $21.20          $20.12          $17.03         $16.11          $14.37
  Accumulation units outstanding
  at the end of period                     32,496          38,923          26,918         17,850          2,442

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(356)

  Accumulation unit value:
    Beginning of period                    $27.21          $24.49          $23.62         $22.00          $19.42
    End of period                          $29.28          $27.21          $24.49         $23.62          $22.00
  Accumulation units outstanding
  at the end of period                     35,741          29,927          26,088         20,570          8,756

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(372)

  Accumulation unit value:
    Beginning of period                    $35.68          $34.19          $30.67         $26.59          $23.16
    End of period                          $40.87          $35.68          $34.19         $30.67          $26.59
  Accumulation units outstanding
  at the end of period                     21,077          21,344          24,127         23,289          14,169

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(373)

  Accumulation unit value:
    Beginning of period                    $15.41          $13.14          $12.67         $11.25          $9.71
    End of period                          $15.19          $15.41          $13.14         $12.67          $11.25
  Accumulation units outstanding
  at the end of period                     41,889          43,870          38,843         20,890          12,397

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(373)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.32%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(605)

  Accumulation unit value:
    Beginning of period                    $15.98          $13.34          $12.33         $10.87           N/A
    End of period                          $17.14          $15.98          $13.34         $12.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              69             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(844)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.38          $10.63           N/A            N/A
    End of period                          $13.56          $12.00          $11.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                      416             741             721             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(882)

  Accumulation unit value:
    Beginning of period                    $15.35          $11.52          $11.50           N/A            N/A
    End of period                          $12.75          $15.35          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              105             158             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(882)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(963)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.27          $12.32           N/A            N/A
    End of period                          $14.94          $13.73          $12.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                       36              92              92             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(963)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(967)

  Accumulation unit value:
    Beginning of period                    $18.04          $17.59          $17.76           N/A            N/A
    End of period                          $19.54          $18.04          $17.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              538             635             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(707)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.50          $9.77           $9.54           N/A
    End of period                          $11.99          $11.37          $10.50          $9.77           N/A
  Accumulation units outstanding
  at the end of period                      733            1,646           1,811           3,487           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $29.04           N/A             N/A             N/A            N/A
    End of period                          $27.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      131             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(707)

  Accumulation unit value:
    Beginning of period                    $24.98          $24.44          $23.90         $23.21           N/A
    End of period                          $26.78          $24.98          $24.44         $23.90           N/A
  Accumulation units outstanding
  at the end of period                       -              388             458            1,132           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.85           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,686           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,704           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $11.23           N/A             N/A             N/A            N/A
    End of period                          $10.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      972             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      448             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(882)

  Accumulation unit value:
    Beginning of period                    $12.49          $10.86          $11.04           N/A            N/A
    End of period                          $11.46          $12.49          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              160             196             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(882)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(707)

  Accumulation unit value:
    Beginning of period                    $17.48          $17.09          $17.05         $16.87           N/A
    End of period                          $18.28          $17.48          $17.09         $17.05           N/A
  Accumulation units outstanding
  at the end of period                      310             397             333             311            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(882)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.22          $11.17           N/A            N/A
    End of period                          $12.74          $12.68          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              158             193             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(882)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $10.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      244             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(844)

  Accumulation unit value:
    Beginning of period                    $14.68          $11.39          $9.59            N/A            N/A
    End of period                          $16.06          $14.68          $11.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,028           1,207            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(844)

  Accumulation unit value:
    Beginning of period                    $14.39          $14.26          $14.49           N/A            N/A
    End of period                          $14.96          $14.39          $14.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              279             306             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.06           N/A             N/A             N/A            N/A
    End of period                          $13.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      196             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(707)

  Accumulation unit value:
    Beginning of period                    $19.27          $17.21          $16.19         $15.56           N/A
    End of period                          $18.33          $19.27          $17.21         $16.19           N/A
  Accumulation units outstanding
  at the end of period                      297             850             950             972            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(707)

  Accumulation unit value:
    Beginning of period                    $16.04          $14.05          $13.74         $13.26           N/A
    End of period                          $14.60          $16.04          $14.05         $13.74           N/A
  Accumulation units outstanding
  at the end of period                      386            1,093           1,213           1,144           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(436)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.83          $11.42          $9.59          $8.48
    End of period                          $11.28          $11.88          $10.83         $11.42          $9.59
  Accumulation units outstanding
  at the end of period                     8,862           10,956          10,525          6,055           438

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(605)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.76          $10.82         $10.49           N/A
    End of period                          $11.33          $10.90          $10.76         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     2,232           3,431           3,215            357            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(718)

  Accumulation unit value:
    Beginning of period                    $5.69           $4.28           $4.34           $4.32           N/A
    End of period                          $5.80           $5.69           $4.28           $4.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             9,635           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(718)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(436)

  Accumulation unit value:
    Beginning of period                    $10.68          $8.44           $9.16           $9.11          $8.19
    End of period                          $10.54          $10.68          $8.44           $9.16          $9.11
  Accumulation units outstanding
  at the end of period                     15,975          17,511          18,970          9,375           454

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1209)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.66           N/A             N/A            N/A
    End of period                          $10.31          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,479           9,199            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1209)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(605)

  Accumulation unit value:
    Beginning of period                    $16.56          $12.10          $11.23          $9.33           N/A
    End of period                          $17.98          $16.56          $12.10         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     17,813          19,947          12,787         10,284           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(695)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.80          $10.27          $9.46           N/A
    End of period                          $11.79          $11.22          $10.80         $10.27           N/A
  Accumulation units outstanding
  at the end of period                      292             277             261             260            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(436)

  Accumulation unit value:
    Beginning of period                    $17.98          $14.65          $13.24         $11.34          $10.47
    End of period                          $19.39          $17.98          $14.65         $13.24          $11.34
  Accumulation units outstanding
  at the end of period                     9,297           11,206          4,365           4,788           133

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(701)

  Accumulation unit value:
    Beginning of period                    $13.66          $11.77          $10.89         $10.23           N/A
    End of period                          $13.54          $13.66          $11.77         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     34,514          36,251          37,284         31,589           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $12.55           N/A             N/A             N/A            N/A
    End of period                          $11.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      413             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(660)

  Accumulation unit value:
    Beginning of period                    $26.17          $22.17          $16.59         $15.21           N/A
    End of period                          $34.58          $26.17          $22.17         $16.59           N/A
  Accumulation units outstanding
  at the end of period                      105            9,853           9,892            156            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(660)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(436)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.74          $9.50           $8.26          $7.72
    End of period                          $13.37          $13.03          $12.74          $9.50          $8.26
  Accumulation units outstanding
  at the end of period                     8,152           9,229           8,722           3,061           481

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(436)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.70          $12.52         $11.07          $10.38
    End of period                          $15.41          $14.68          $13.70         $12.52          $11.07
  Accumulation units outstanding
  at the end of period                     10,407          11,473          3,966           1,146           134

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(436)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.43          $10.23          $9.51          $8.96
    End of period                          $12.02          $11.73          $10.43         $10.23          $9.51
  Accumulation units outstanding
  at the end of period                     8,740           10,124          9,912           6,382          1,297

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(688)

  Accumulation unit value:
    Beginning of period                    $20.00          $18.69          $17.56         $15.17           N/A
    End of period                          $17.49          $20.00          $18.69         $17.56           N/A
  Accumulation units outstanding
  at the end of period                     4,643           5,033           4,560            713            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(636)

  Accumulation unit value:
    Beginning of period                    $15.00          $13.06          $12.83         $10.29           N/A
    End of period                          $14.34          $15.00          $13.06         $12.83           N/A
  Accumulation units outstanding
  at the end of period                     14,413          15,732          8,645           5,014           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(636)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(695)

  Accumulation unit value:
    Beginning of period                    $5.84           $5.46           $5.46           $5.08           N/A
    End of period                          $6.53           $5.84           $5.46           $5.46           N/A
  Accumulation units outstanding
  at the end of period                      498             541             514             483            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(862)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.47          $12.46           N/A            N/A
    End of period                          $17.40          $14.91          $15.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,030           10,506          1,615            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.86          $11.06         $10.10           N/A
    End of period                          $14.06          $13.00          $11.86         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     1,082           1,139           1,120           1,135           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(521)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.18          $10.96          $9.83           N/A
    End of period                          $14.46          $13.92          $12.18         $10.96           N/A
  Accumulation units outstanding
  at the end of period                      750            1,760           1,908           3,319           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(707)

  Accumulation unit value:
    Beginning of period                    $13.26          $13.11          $13.12         $13.12           N/A
    End of period                          $14.02          $13.26          $13.11         $13.12           N/A
  Accumulation units outstanding
  at the end of period                     4,300           4,840           4,931           1,736           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(963)

  Accumulation unit value:
    Beginning of period                    $21.82          $19.64          $19.71           N/A            N/A
    End of period                          $19.78          $21.82          $19.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              214             214             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(963)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(844)

  Accumulation unit value:
    Beginning of period                    $13.18          $12.20          $12.07           N/A            N/A
    End of period                          $12.73          $13.18          $12.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      472             155             179             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.03           N/A
    End of period                           N/A             N/A             N/A            $9.94           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.26          $12.63          $11.92         $10.98           N/A
    End of period                          $15.22          $14.26          $12.63         $11.92           N/A
  Accumulation units outstanding
  at the end of period                       -             6,151           6,352           5,301           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(887)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.43          $10.31           N/A            N/A
    End of period                          $11.42          $10.99          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,891           3,843           3,843            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(887)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $14.21          $12.74          $12.14         $11.15          $10.65
    End of period                          $15.09          $14.21          $12.74         $12.14          $11.15
  Accumulation units outstanding
  at the end of period                     4,155           4,380           4,782           5,404           828

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.35           N/A             N/A             N/A            N/A
    End of period                          $12.21           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      308             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(470)

  Accumulation unit value:
    Beginning of period                    $13.50          $12.32          $11.85         $11.07          $10.79
    End of period                          $14.33          $13.50          $12.32         $11.85          $11.07
  Accumulation units outstanding
  at the end of period                     6,174           13,017          10,718          1,809          1,332

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(1126)

  Accumulation unit value:
    Beginning of period                    $24.08          $22.41           N/A             N/A            N/A
    End of period                          $25.29          $24.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      147              68             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(901)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.24          $11.19           N/A            N/A
    End of period                          $11.74          $11.48          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,926          17,969          17,969           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(901)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(844)

  Accumulation unit value:
    Beginning of period                    $20.11          $17.02          $16.20           N/A            N/A
    End of period                          $21.19          $20.11          $17.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                      173             122             105             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(723)

  Accumulation unit value:
    Beginning of period                    $27.18          $24.46          $23.60         $23.07           N/A
    End of period                          $29.24          $27.18          $24.46         $23.60           N/A
  Accumulation units outstanding
  at the end of period                      406             406             406             406            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(844)

  Accumulation unit value:
    Beginning of period                    $35.64          $34.15          $30.34           N/A            N/A
    End of period                          $40.81          $35.64          $34.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       90             280             330             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(723)

  Accumulation unit value:
    Beginning of period                    $15.40          $13.13          $12.66         $12.24           N/A
    End of period                          $15.18          $15.40          $13.13         $12.66           N/A
  Accumulation units outstanding
  at the end of period                      573             573             573             573            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.33%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(749)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.82          $10.93           N/A            N/A
    End of period                          $11.26          $11.86          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,127           2,127           2,127            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(749)

  Accumulation unit value:
    Beginning of period                    $10.67          $8.43           $8.80            N/A            N/A
    End of period                          $10.53          $10.67          $8.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,695           2,695           2,695            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(749)

  Accumulation unit value:
    Beginning of period                    $16.54          $12.08          $10.69           N/A            N/A
    End of period                          $17.96          $16.54          $12.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,064           2,064           2,064            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(749)

  Accumulation unit value:
    Beginning of period                    $13.02          $12.73          $9.51            N/A            N/A
    End of period                          $13.35          $13.02          $12.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,125           2,125           2,125            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(749)

  Accumulation unit value:
    Beginning of period                    $19.98          $18.68          $16.44           N/A            N/A
    End of period                          $17.47          $19.98          $18.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,336           1,336           1,336            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.335%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1356)

  Accumulation unit value:
    Beginning of period                    $17.92           N/A             N/A             N/A            N/A
    End of period                          $17.11           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      330             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1370)

  Accumulation unit value:
    Beginning of period                    $12.47           N/A             N/A             N/A            N/A
    End of period                          $13.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,897            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1370)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1253)

  Accumulation unit value:
    Beginning of period                    $16.84           N/A             N/A             N/A            N/A
    End of period                          $12.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      303             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1253)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(1430)

  Accumulation unit value:
    Beginning of period                    $15.80           N/A             N/A             N/A            N/A
    End of period                          $14.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,106            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1468)

  Accumulation unit value:
    Beginning of period                    $11.95           N/A             N/A             N/A            N/A
    End of period                          $11.98           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,710            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1468)

  Accumulation unit value:
    Beginning of period                    $23.35           N/A             N/A             N/A            N/A
    End of period                          $23.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,923            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division(1334)

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,047            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division(1334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1341)

  Accumulation unit value:
    Beginning of period                    $16.19           N/A             N/A             N/A            N/A
    End of period                          $16.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,822            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1341)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1370)

  Accumulation unit value:
    Beginning of period                    $12.61           N/A             N/A             N/A            N/A
    End of period                          $13.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,203            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1370)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(1291)

  Accumulation unit value:
    Beginning of period                    $10.83           N/A             N/A             N/A            N/A
    End of period                          $10.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,935            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(1291)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1246)

  Accumulation unit value:
    Beginning of period                    $11.72           N/A             N/A             N/A            N/A
    End of period                          $10.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      812             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1246)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1246)

  Accumulation unit value:
    Beginning of period                    $13.72           N/A             N/A             N/A            N/A
    End of period                          $13.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,285            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1246)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1444)

  Accumulation unit value:
    Beginning of period                    $11.75           N/A             N/A             N/A            N/A
    End of period                          $11.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,496            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1291)

  Accumulation unit value:
    Beginning of period                    $15.61           N/A             N/A             N/A            N/A
    End of period                          $15.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,903            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1291)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index
Division(1291)

  Accumulation unit value:
    Beginning of period                    $11.86           N/A             N/A             N/A            N/A
    End of period                          $12.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,303            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index
Division(1291)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1341)

  Accumulation unit value:
    Beginning of period                    $6.34            N/A             N/A             N/A            N/A
    End of period                          $6.52            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,523            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1341)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1253)

  Accumulation unit value:
    Beginning of period                    $14.53           N/A             N/A             N/A            N/A
    End of period                          $17.39           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,564            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1253)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1468)

  Accumulation unit value:
    Beginning of period                    $14.21           N/A             N/A             N/A            N/A
    End of period                          $14.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,802            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1341)

  Accumulation unit value:
    Beginning of period                    $13.04           N/A             N/A             N/A            N/A
    End of period                          $14.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,479           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1341)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1334)

  Accumulation unit value:
    Beginning of period                    $13.46           N/A             N/A             N/A            N/A
    End of period                          $12.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      243             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(1468)

  Accumulation unit value:
    Beginning of period                    $15.21           N/A             N/A             N/A            N/A
    End of period                          $15.19           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,486            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1290)

  Accumulation unit value:
    Beginning of period                    $11.15           N/A             N/A             N/A            N/A
    End of period                          $11.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,415            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1290)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1419)

  Accumulation unit value:
    Beginning of period                    $14.59           N/A             N/A             N/A            N/A
    End of period                          $14.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,956           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1334)

  Accumulation unit value:
    Beginning of period                    $21.38           N/A             N/A             N/A            N/A
    End of period                          $21.17           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      306             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1468)

  Accumulation unit value:
    Beginning of period                    $29.25           N/A             N/A             N/A            N/A
    End of period                          $29.18           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,333            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(1370)

  Accumulation unit value:
    Beginning of period                    $40.02           N/A             N/A             N/A            N/A
    End of period                          $40.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      889             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(1370)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(1291)

  Accumulation unit value:
    Beginning of period                    $15.72           N/A             N/A             N/A            N/A
    End of period                          $15.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,865            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(1291)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.345%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(421)

  Accumulation unit value:
    Beginning of period                    $15.94          $13.31          $12.31         $10.83          $9.52
    End of period                          $17.09          $15.94          $13.31         $12.31          $10.83
  Accumulation units outstanding
  at the end of period                     2,286           1,814           1,887             -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(300)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.37          $10.85         $10.10          $8.22
    End of period                          $13.54          $11.98          $11.37         $10.85          $10.10
  Accumulation units outstanding
  at the end of period                     3,095           3,088           3,199           3,316          2,401

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(300)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                    $15.35          $11.52          $10.26           N/A            N/A
    End of period                          $12.74          $15.35          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,167           4,440           1,298            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(525)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.26          $11.58         $11.35           N/A
    End of period                          $14.92          $13.71          $12.26         $11.58           N/A
  Accumulation units outstanding
  at the end of period                      411             421             458             443            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(751)

  Accumulation unit value:
    Beginning of period                    $17.99          $17.55          $15.27           N/A            N/A
    End of period                          $19.49          $17.99          $17.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,316           1,387            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(421)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.31           $8.96          $8.29
    End of period                           N/A             N/A            $8.44           $9.31          $8.96
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              869             -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(378)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.49          $9.75           $9.13          $8.53
    End of period                          $11.97          $11.35          $10.49          $9.75          $9.13
  Accumulation units outstanding
  at the end of period                     6,862           8,399           6,919           3,374          3,217

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $28.01           N/A             N/A             N/A            N/A
    End of period                          $27.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,768            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(587)

  Accumulation unit value:
    Beginning of period                    $24.91          $24.38          $23.84         $22.93           N/A
    End of period                          $26.70          $24.91          $24.38         $23.84           N/A
  Accumulation units outstanding
  at the end of period                     2,147            226             226            2,296           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.94           N/A             N/A             N/A            N/A
    End of period                          $13.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     67,660           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(378)

  Accumulation unit value:
    Beginning of period                    $17.61          $16.05          $15.89         $15.30          $13.88
    End of period                          $17.30          $17.61          $16.05         $15.89          $15.30
  Accumulation units outstanding
  at the end of period                     1,766           2,137           2,247            761            843

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(525)

  Accumulation unit value:
    Beginning of period                    $21.26          $18.13          $18.10         $16.57           N/A
    End of period                          $23.28          $21.26          $18.13         $18.10           N/A
  Accumulation units outstanding
  at the end of period                     1,360           1,112           1,003            119            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    151,511           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1194)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.63           N/A             N/A            N/A
    End of period                          $10.75          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,080          4,277            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1194)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(857)

  Accumulation unit value:
    Beginning of period                    $12.49          $10.86          $10.34           N/A            N/A
    End of period                          $11.45          $12.49          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                      187             169              19             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(857)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(378)

  Accumulation unit value:
    Beginning of period                    $17.44          $17.05          $17.01         $16.29          $15.59
    End of period                          $18.22          $17.44          $17.05         $17.01          $16.29
  Accumulation units outstanding
  at the end of period                     2,996           2,603           3,396            598            375

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(971)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.21          $11.27           N/A            N/A
    End of period                          $12.73          $12.68          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      508             500             413             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(971)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.00           N/A             N/A            N/A
    End of period                          $10.39          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,850           6,950            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(565)

  Accumulation unit value:
    Beginning of period                    $14.65          $11.36          $9.81           $8.75           N/A
    End of period                          $16.02          $14.65          $11.36          $9.81           N/A
  Accumulation units outstanding
  at the end of period                     39,375          8,002           4,315           1,304           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(565)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(980)

  Accumulation unit value:
    Beginning of period                    $21.77          $19.89          $19.88           N/A            N/A
    End of period                          $22.96          $21.77          $19.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                      787              97              10             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1180)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.69            N/A             N/A            N/A
    End of period                          $13.93          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,299            451             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1180)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(300)

  Accumulation unit value:
    Beginning of period                    $19.23          $17.18          $16.16         $13.27          $10.37
    End of period                          $18.29          $19.23          $17.18         $16.16          $13.27
  Accumulation units outstanding
  at the end of period                     8,824           4,363           5,950           3,256          1,853

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(300)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(300)

  Accumulation unit value:
    Beginning of period                    $16.00          $14.02          $13.72         $12.17          $8.71
    End of period                          $14.57          $16.00          $14.02         $13.72          $12.17
  Accumulation units outstanding
  at the end of period                     1,955           2,050           3,553           2,709          1,973

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(300)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(283)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.81          $11.40          $9.58          $6.63
    End of period                          $11.25          $11.86          $10.81         $11.40          $9.58
  Accumulation units outstanding
  at the end of period                     25,633          27,016          33,434         18,645          9,420

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(422)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.75          $10.81         $10.67          $10.73
    End of period                          $11.32          $10.89          $10.75         $10.81          $10.67
  Accumulation units outstanding
  at the end of period                     15,423          15,796          17,126         10,900           290

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(838)

  Accumulation unit value:
    Beginning of period                    $5.68           $4.27           $4.15            N/A            N/A
    End of period                          $5.79           $5.68           $4.27            N/A            N/A
  Accumulation units outstanding
  at the end of period                    143,998          6,770            303             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(749)

  Accumulation unit value:
    Beginning of period                    $10.95          $9.88           $10.14           N/A            N/A
    End of period                          $9.85           $10.95          $9.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              250             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(283)

  Accumulation unit value:
    Beginning of period                    $10.66          $8.43           $9.14           $9.10          $6.37
    End of period                          $10.52          $10.66          $8.43           $9.14          $9.10
  Accumulation units outstanding
  at the end of period                     29,782          35,058          38,918         24,902          11,919

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.04           N/A             N/A            N/A
    End of period                          $10.31          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,995          8,954            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(421)

  Accumulation unit value:
    Beginning of period                    $9.17           $8.04           $7.89           $7.26          $6.45
    End of period                          $9.30           $9.17           $8.04           $7.89          $7.26
  Accumulation units outstanding
  at the end of period                      696             696            1,274           1,275           302

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(597)

  Accumulation unit value:
    Beginning of period                    $13.87          $11.97          $11.54         $10.56           N/A
    End of period                          $11.20          $13.87          $11.97         $11.54           N/A
  Accumulation units outstanding
  at the end of period                       -             3,194            808             113            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(284)

  Accumulation unit value:
    Beginning of period                    $16.53          $12.08          $11.22          $8.96          $5.78
    End of period                          $17.94          $16.53          $12.08         $11.22          $8.96
  Accumulation units outstanding
  at the end of period                     64,209          41,599          44,637         20,107          10,033

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(597)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.79          $10.26         $10.39           N/A
    End of period                          $11.76          $11.20          $10.79         $10.26           N/A
  Accumulation units outstanding
  at the end of period                      675             888             891             220            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(406)

  Accumulation unit value:
    Beginning of period                    $17.96          $14.64          $13.22         $11.33          $9.87
    End of period                          $19.36          $17.96          $14.64         $13.22          $11.33
  Accumulation units outstanding
  at the end of period                     16,026          6,838           6,112           4,036           569

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(406)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                    $13.66          $11.77          $10.89          $9.86           N/A
    End of period                          $13.53          $13.66          $11.77         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    358,614         199,123         186,061          7,762           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.99           N/A             N/A             N/A            N/A
    End of period                          $11.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,415           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(855)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.45          $9.97            N/A            N/A
    End of period                          $12.44          $10.69          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,500          6,862           3,474            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1307)

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $11.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,442            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(528)

  Accumulation unit value:
    Beginning of period                    $26.12          $22.13          $16.56         $13.70           N/A
    End of period                          $34.51          $26.12          $22.13         $16.56           N/A
  Accumulation units outstanding
  at the end of period                     11,381          24,501          25,365           790            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(283)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.72          $9.49           $8.25          $6.65
    End of period                          $13.34          $13.00          $12.72          $9.49          $8.25
  Accumulation units outstanding
  at the end of period                     16,186          18,626          26,521         18,912          12,266

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(300)

  Accumulation unit value:
    Beginning of period                    $14.66          $13.68          $12.51         $11.06          $8.22
    End of period                          $15.39          $14.66          $13.68         $12.51          $11.06
  Accumulation units outstanding
  at the end of period                     11,153          12,324          10,621          8,651          3,680

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(300)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(421)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.42          $10.22          $9.51          $8.78
    End of period                          $12.00          $11.72          $10.42         $10.22          $9.51
  Accumulation units outstanding
  at the end of period                     19,767          19,949          17,999         14,725          1,277

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1353)

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $8.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      203             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(283)

  Accumulation unit value:
    Beginning of period                    $19.96          $18.66          $17.54         $15.95          $10.42
    End of period                          $17.46          $19.96          $18.66         $17.54          $15.95
  Accumulation units outstanding
  at the end of period                     14,724          15,098          18,147         12,187          5,153

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(406)

  Accumulation unit value:
    Beginning of period                    $14.98          $13.05          $12.82         $11.18          $10.36
    End of period                          $14.32          $14.98          $13.05         $12.82          $11.18
  Accumulation units outstanding
  at the end of period                     8,037           9,168           6,659           3,824           541

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(406)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(783)

  Accumulation unit value:
    Beginning of period                    $5.83           $5.45           $5.15            N/A            N/A
    End of period                          $6.52           $5.83           $5.45            N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,312            259             255             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(783)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(724)

  Accumulation unit value:
    Beginning of period                    $14.90          $15.46          $11.41         $11.21           N/A
    End of period                          $17.39          $14.90          $15.46         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     21,999          21,454          21,644           85             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                    $12.99          $11.85          $10.86           N/A            N/A
    End of period                          $14.05          $12.99          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,912           2,468           5,268            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(525)

  Accumulation unit value:
    Beginning of period                    $13.90          $12.17          $10.95          $9.88           N/A
    End of period                          $14.44          $13.90          $12.17         $10.95           N/A
  Accumulation units outstanding
  at the end of period                     23,957          25,268          19,340          7,929           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(533)

  Accumulation unit value:
    Beginning of period                    $8.66           $8.45           $7.93           $7.77           N/A
    End of period                          $9.33           $8.66           $8.45           $7.93           N/A
  Accumulation units outstanding
  at the end of period                       -             23,624          16,558          8,931           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(533)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.41           N/A             N/A             N/A            N/A
    End of period                          $10.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      236             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(300)

  Accumulation unit value:
    Beginning of period                    $13.23          $13.09          $13.09         $12.83          $12.70
    End of period                          $13.99          $13.23          $13.09         $13.09          $12.83
  Accumulation units outstanding
  at the end of period                     22,476          23,880          25,212          3,392          11,608

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(300)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(794)

  Accumulation unit value:
    Beginning of period                    $21.76          $19.58          $17.82           N/A            N/A
    End of period                          $19.71          $21.76          $19.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                      810             797             801             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(421)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.29          $13.67
    End of period                           N/A             N/A             N/A           $14.67          $14.29
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              74

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.15          $12.18          $12.26         $11.95           N/A
    End of period                          $12.70          $13.15          $12.18         $12.26           N/A
  Accumulation units outstanding
  at the end of period                     2,786           3,151           2,498           2,521           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(422)

  Accumulation unit value:
    Beginning of period                    $20.48          $18.55          $18.10         $16.88          $15.48
    End of period                          $18.88          $20.48          $18.55         $18.10          $16.88
  Accumulation units outstanding
  at the end of period                      221            1,260           1,502           1,280          1,161

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(300)

  Accumulation unit value:
    Beginning of period                    $8.20           $7.94           $7.25           $6.26          $4.87
    End of period                          $7.95           $8.20           $7.94           $7.25          $6.26
  Accumulation units outstanding
  at the end of period                       -             2,168           2,320           2,483          2,637

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(300)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(484)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.74          $9.72
    End of period                           N/A             N/A             N/A            $9.86          $9.74
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,727

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(484)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(382)

  Accumulation unit value:
    Beginning of period                    $14.23          $12.61          $11.90         $10.82          $9.64
    End of period                          $15.18          $14.23          $12.61         $11.90          $10.82
  Accumulation units outstanding
  at the end of period                     2,420           6,109           7,665           5,459          3,114

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.43          $10.29         $10.03           N/A
    End of period                          $11.41          $10.99          $10.43         $10.29           N/A
  Accumulation units outstanding
  at the end of period                    110,923          57,654          51,827          6,604           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(443)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.71          $12.11         $11.13          $10.63
    End of period                          $15.05          $14.18          $12.71         $12.11          $11.13
  Accumulation units outstanding
  at the end of period                     7,759           54,055          57,214         54,825          2,482

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(443)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(736)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.75          $10.48         $10.48           N/A
    End of period                          $12.20          $11.59          $10.75         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     6,923           9,416           7,432            361            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(736)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(300)

  Accumulation unit value:
    Beginning of period                    $13.47          $12.30          $11.83         $11.05          $9.59
    End of period                          $14.30          $13.47          $12.30         $11.83          $11.05
  Accumulation units outstanding
  at the end of period                     32,303          29,586          27,545         21,819          13,709

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(300)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $12.14           N/A             N/A             N/A            N/A
    End of period                          $11.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      540             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(378)

  Accumulation unit value:
    Beginning of period                    $24.01          $21.63          $21.02         $19.41          $17.69
    End of period                          $25.21          $24.01          $21.63         $21.02          $19.41
  Accumulation units outstanding
  at the end of period                     8,019           6,498           7,522           9,019          1,930

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(935)

  Accumulation unit value:
    Beginning of period                    $11.44          $11.21          $11.18           N/A            N/A
    End of period                          $11.71          $11.44          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,818           4,318             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1036)

  Accumulation unit value:
    Beginning of period                    $20.09          $18.12           N/A             N/A            N/A
    End of period                          $21.16          $20.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,091            881             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1036)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(378)

  Accumulation unit value:
    Beginning of period                    $27.10          $24.40          $23.54         $21.93          $19.80
    End of period                          $29.15          $27.10          $24.40         $23.54          $21.93
  Accumulation units outstanding
  at the end of period                     10,205          2,415           3,124           1,588          1,668

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(378)

  Accumulation unit value:
    Beginning of period                    $35.54          $34.06          $30.56         $26.51          $23.69
    End of period                          $40.69          $35.54          $34.06         $30.56          $26.51
  Accumulation units outstanding
  at the end of period                     2,620           2,455           2,698           1,089           541

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(378)

  Accumulation unit value:
    Beginning of period                    $15.38          $13.12          $12.65         $11.24          $9.73
    End of period                          $15.15          $15.38          $13.12         $12.65          $11.24
  Accumulation units outstanding
  at the end of period                     12,931          10,767          8,568           5,844          3,243

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.35%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(501)

  Accumulation unit value:
    Beginning of period                    $15.93          $13.30          $12.30         $11.32           N/A
    End of period                          $17.08          $15.93          $13.30         $12.30           N/A
  Accumulation units outstanding
  at the end of period                     2,618           6,513           2,119           1,584           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(501)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.37          $10.85         $10.22           N/A
    End of period                          $13.54          $11.98          $11.37         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     8,593           6,042           5,488            403            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(426)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.24          $8.73
    End of period                           N/A             N/A             N/A            $9.01          $9.24
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             149

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                    $15.34          $11.52          $10.39           N/A            N/A
    End of period                          $12.74          $15.34          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,297           2,602            175             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(439)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.26          $11.58         $11.09          $10.43
    End of period                          $14.91          $13.71          $12.26         $11.58          $11.09
  Accumulation units outstanding
  at the end of period                     3,869           4,289           3,954           3,250          2,403

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(481)

  Accumulation unit value:
    Beginning of period                    $17.98          $17.54          $15.99         $15.59          $15.35
    End of period                          $19.48          $17.98          $17.54         $15.99          $15.59
  Accumulation units outstanding
  at the end of period                       -             1,759           1,809            895            456

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(312)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.31           $8.96          $7.70
    End of period                           N/A             N/A            $8.44           $9.31          $8.96
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             8,505          9,476

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(312)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.49          $9.75           $9.12          $8.30
    End of period                          $11.97          $11.35          $10.49          $9.75          $9.12
  Accumulation units outstanding
  at the end of period                     14,056          14,513          11,432         11,433            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(665)

  Accumulation unit value:
    Beginning of period                    $23.34          $21.09          $21.18         $18.93           N/A
    End of period                          $27.50          $23.34          $21.09         $21.18           N/A
  Accumulation units outstanding
  at the end of period                     1,412           1,349            427             61             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(646)

  Accumulation unit value:
    Beginning of period                    $24.90          $24.36          $23.83         $20.94           N/A
    End of period                          $26.68          $24.90          $24.36         $23.83           N/A
  Accumulation units outstanding
  at the end of period                     2,028           1,863           1,411            405            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(646)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.32           N/A             N/A             N/A            N/A
    End of period                          $13.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,438            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $10.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       50             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(312)

  Accumulation unit value:
    Beginning of period                    $17.61          $16.04          $15.89         $15.30          $12.63
    End of period                          $17.29          $17.61          $16.04         $15.89          $15.30
  Accumulation units outstanding
  at the end of period                     4,474           4,581           4,616           4,308          2,974

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(594)

  Accumulation unit value:
    Beginning of period                    $21.25          $18.12          $18.09         $16.34           N/A
    End of period                          $23.26          $21.25          $18.12         $18.09           N/A
  Accumulation units outstanding
  at the end of period                     1,529           1,126           1,184            354            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.96            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,406           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       15             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1198)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.68           N/A             N/A            N/A
    End of period                          $10.75          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,373           4,466            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1198)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      116             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(877)

  Accumulation unit value:
    Beginning of period                    $12.49          $10.86          $10.92           N/A            N/A
    End of period                          $11.45          $12.49          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,192           1,273            991             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(877)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(275)

  Accumulation unit value:
    Beginning of period                    $17.43          $17.04          $17.00         $16.28          $14.93
    End of period                          $18.21          $17.43          $17.04         $17.00          $16.28
  Accumulation units outstanding
  at the end of period                     3,187           3,968           4,100           1,615          3,964

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(275)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1011)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.32           N/A             N/A            N/A
    End of period                          $12.73          $12.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,591           3,221            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1011)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1198)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.13           N/A             N/A            N/A
    End of period                          $10.39          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              805             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1198)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(471)

  Accumulation unit value:
    Beginning of period                    $14.64          $11.36          $9.81           $8.19          $7.77
    End of period                          $16.01          $14.64          $11.36          $9.81          $8.19
  Accumulation units outstanding
  at the end of period                     24,338          24,551          21,901          6,230          1,931

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(471)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(568)

  Accumulation unit value:
    Beginning of period                    $21.76          $19.88          $19.17         $16.79           N/A
    End of period                          $22.94          $21.76          $19.88         $19.17           N/A
  Accumulation units outstanding
  at the end of period                      505             229             237             199            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(275)

  Accumulation unit value:
    Beginning of period                    $14.34          $14.22          $14.22         $14.02          $14.26
    End of period                          $14.90          $14.34          $14.22         $14.22          $14.02
  Accumulation units outstanding
  at the end of period                     22,780          4,316           5,438           2,202            -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(275)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.50           N/A             N/A             N/A            N/A
    End of period                          $13.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,976            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(443)

  Accumulation unit value:
    Beginning of period                    $19.22          $17.18          $16.16         $13.27          $12.60
    End of period                          $18.29          $19.22          $17.18         $16.16          $13.27
  Accumulation units outstanding
  at the end of period                     4,786           4,858           4,793           1,957           849

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(443)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(439)

  Accumulation unit value:
    Beginning of period                    $15.99          $14.02          $13.71         $12.17          $11.08
    End of period                          $14.56          $15.99          $14.02         $13.71          $12.17
  Accumulation units outstanding
  at the end of period                     5,694           5,729           4,799           2,221           986

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(382)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.81          $11.40          $9.57          $7.88
    End of period                          $11.25          $11.85          $10.81         $11.40          $9.57
  Accumulation units outstanding
  at the end of period                     80,029          83,228          86,463         46,474          9,782

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(426)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.75          $10.81         $10.68          $10.63
    End of period                          $11.31          $10.89          $10.75         $10.81          $10.68
  Accumulation units outstanding
  at the end of period                     5,499           6,953           5,209           2,362          1,623

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(509)

  Accumulation unit value:
    Beginning of period                    $5.68           $4.27           $4.33           $3.94           N/A
    End of period                          $5.79           $5.68           $4.27           $4.33           N/A
  Accumulation units outstanding
  at the end of period                     19,756           983            7,166             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(788)

  Accumulation unit value:
    Beginning of period                    $10.94          $9.87           $9.97            N/A            N/A
    End of period                          $9.85           $10.94          $9.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                       47              45              44             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(788)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(358)

  Accumulation unit value:
    Beginning of period                    $10.66          $8.42           $9.14           $9.10          $7.69
    End of period                          $10.52          $10.66          $8.42           $9.14          $9.10
  Accumulation units outstanding
  at the end of period                     98,405          99,948         130,571         69,002          12,797

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1126)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.98           N/A             N/A            N/A
    End of period                          $10.31          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,278           16,705           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(471)

  Accumulation unit value:
    Beginning of period                    $9.17           $8.03           $7.89           $7.26          $6.92
    End of period                          $9.29           $9.17           $8.03           $7.89          $7.26
  Accumulation units outstanding
  at the end of period                     2,766           5,202           2,756          15,760          2,167

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(471)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(522)

  Accumulation unit value:
    Beginning of period                    $13.87          $11.96          $11.54         $10.88           N/A
    End of period                          $11.19          $13.87          $11.96         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     1,425           1,505           1,965           1,122           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(522)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(412)

  Accumulation unit value:
    Beginning of period                    $16.52          $12.07          $11.22          $8.96          $8.53
    End of period                          $17.93          $16.52          $12.07         $11.22          $8.96
  Accumulation units outstanding
  at the end of period                     92,011         116,129         121,308         46,909          7,623

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(509)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.78          $10.26         $10.61           N/A
    End of period                          $11.76          $11.19          $10.78         $10.26           N/A
  Accumulation units outstanding
  at the end of period                     4,595           4,211           9,582           1,976           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $17.95          $14.64          $13.22         $11.33          $11.10
    End of period                          $19.36          $17.95          $14.64         $13.22          $11.33
  Accumulation units outstanding
  at the end of period                     9,954           9,864           7,202           1,515           450

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                    $13.66          $11.77          $10.89          $9.78           N/A
    End of period                          $13.53          $13.66          $11.77         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    161,979         208,710         214,183          1,689           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $12.23           N/A             N/A             N/A            N/A
    End of period                          $11.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,143           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(712)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.45          $10.81         $10.64           N/A
    End of period                          $12.44          $10.69          $10.45         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     41,137          43,755          22,093           695            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(509)

  Accumulation unit value:
    Beginning of period                    $26.11          $22.13          $16.56         $12.82           N/A
    End of period                          $34.50          $26.11          $22.13         $16.56           N/A
  Accumulation units outstanding
  at the end of period                     10,380          17,447          9,151           5,476           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(382)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.72          $9.48           $8.25          $7.51
    End of period                          $13.34          $13.00          $12.72          $9.48          $8.25
  Accumulation units outstanding
  at the end of period                     57,199          63,269          73,611         51,681          9,523

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $14.66          $13.68          $12.51         $11.06          $10.99
    End of period                          $15.38          $14.66          $13.68         $12.51          $11.06
  Accumulation units outstanding
  at the end of period                     3,467           3,415           3,015           1,570           544

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(481)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.42          $10.22          $9.51          $9.37
    End of period                          $12.00          $11.71          $10.42         $10.22          $9.51
  Accumulation units outstanding
  at the end of period                     65,080          65,403          66,254         63,516          3,410

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                    $9.42            N/A             N/A             N/A            N/A
    End of period                          $8.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,366           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(412)

  Accumulation unit value:
    Beginning of period                    $19.95          $18.66          $17.54         $15.95          $14.61
    End of period                          $17.45          $19.95          $18.66         $17.54          $15.95
  Accumulation units outstanding
  at the end of period                     55,830          55,619          53,528         28,279          5,705

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(483)

  Accumulation unit value:
    Beginning of period                    $14.98          $13.05          $12.82         $11.18          $11.13
    End of period                          $14.32          $14.98          $13.05         $12.82          $11.18
  Accumulation units outstanding
  at the end of period                     6,223           4,306           3,729           1,070           359

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(522)

  Accumulation unit value:
    Beginning of period                    $5.82           $5.45           $5.45           $5.48           N/A
    End of period                          $6.52           $5.82           $5.45           $5.45           N/A
  Accumulation units outstanding
  at the end of period                     2,147           2,253           6,859            646            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(522)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(719)

  Accumulation unit value:
    Beginning of period                    $14.90          $15.46          $11.41         $11.02           N/A
    End of period                          $17.38          $14.90          $15.46         $11.41           N/A
  Accumulation units outstanding
  at the end of period                    167,824         200,041         198,163         15,941           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(685)

  Accumulation unit value:
    Beginning of period                    $12.99          $11.85          $11.05          $9.83           N/A
    End of period                          $14.05          $12.99          $11.85         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     3,550           1,014           1,309            194            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(439)

  Accumulation unit value:
    Beginning of period                    $13.90          $12.16          $10.95          $9.50          $8.68
    End of period                          $14.43          $13.90          $12.16         $10.95          $9.50
  Accumulation units outstanding
  at the end of period                     12,569          16,492          14,470          6,393          2,852

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(312)

  Accumulation unit value:
    Beginning of period                    $8.66           $8.45           $7.92           $7.78          $6.91
    End of period                          $9.33           $8.66           $8.45           $7.92          $7.78
  Accumulation units outstanding
  at the end of period                       -              295             656            5,501          5,442

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       30             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(412)

  Accumulation unit value:
    Beginning of period                    $13.22          $13.08          $13.09         $12.83          $12.73
    End of period                          $13.98          $13.22          $13.08         $13.09          $12.83
  Accumulation units outstanding
  at the end of period                     21,394          18,551          24,578         16,756          9,172

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(397)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.28          $13.30
    End of period                           N/A             N/A             N/A           $14.66          $14.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            8,641

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.15          $12.18          $12.26         $11.94           N/A
    End of period                          $12.70          $13.15          $12.18         $12.26           N/A
  Accumulation units outstanding
  at the end of period                     3,197           4,694           5,309          46,273           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(312)

  Accumulation unit value:
    Beginning of period                    $20.47          $18.54          $18.09         $16.88          $13.63
    End of period                          $18.87          $20.47          $18.54         $18.09          $16.88
  Accumulation units outstanding
  at the end of period                      173             181             189            2,667          2,751

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(439)

  Accumulation unit value:
    Beginning of period                    $8.20           $7.94           $7.25           $6.26          $6.04
    End of period                          $7.95           $8.20           $7.94           $7.25          $6.26
  Accumulation units outstanding
  at the end of period                       -              916            1,012           3,302          4,183

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.10          $9.63
    End of period                           N/A             N/A             N/A           $10.21          $10.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,402

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.04           N/A
    End of period                           N/A             N/A             N/A            $9.93           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(426)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.96          $9.27
    End of period                           N/A             N/A             N/A           $10.11          $9.96
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             140

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(382)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.74          $8.62
    End of period                           N/A             N/A             N/A            $9.86          $9.74
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,429

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $14.23          $12.60          $11.89         $10.81          $10.25
    End of period                          $15.17          $14.23          $12.60         $11.89          $10.81
  Accumulation units outstanding
  at the end of period                     56,193          81,843          99,055         70,697           659

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(685)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.43          $10.29          $9.97           N/A
    End of period                          $11.40          $10.99          $10.43         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     22,197          3,029           4,952           1,909           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(358)

  Accumulation unit value:
    Beginning of period                    $14.17          $12.71          $12.11         $11.13          $10.11
    End of period                          $15.05          $14.17          $12.71         $12.11          $11.13
  Accumulation units outstanding
  at the end of period                     75,395         107,371         111,002         154,044         42,312

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(689)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.75          $10.48          $9.87           N/A
    End of period                          $12.20          $11.59          $10.75         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     34,165          21,490          14,944          7,600           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(358)

  Accumulation unit value:
    Beginning of period                    $13.47          $12.29          $11.82         $11.05          $10.27
    End of period                          $14.29          $13.47          $12.29         $11.82          $11.05
  Accumulation units outstanding
  at the end of period                    118,892         124,590         133,875         67,582          17,082

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.81           N/A
    End of period                           N/A             N/A             N/A           $10.60           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(275)

  Accumulation unit value:
    Beginning of period                    $24.00          $21.61          $21.01         $19.40          $15.77
    End of period                          $25.19          $24.00          $21.61         $21.01          $19.40
  Accumulation units outstanding
  at the end of period                     7,380           9,074           10,849          6,018            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(275)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(575)

  Accumulation unit value:
    Beginning of period                    $11.44          $11.20          $11.16         $11.26           N/A
    End of period                          $11.70          $11.44          $11.20         $11.16           N/A
  Accumulation units outstanding
  at the end of period                     4,388           1,988           1,409             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(471)

  Accumulation unit value:
    Beginning of period                    $20.09          $17.01          $16.10         $14.36          $13.70
    End of period                          $21.16          $20.09          $17.01         $16.10          $14.36
  Accumulation units outstanding
  at the end of period                     7,617           5,903           5,850           3,417          1,095

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(471)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(460)

  Accumulation unit value:
    Beginning of period                    $27.08          $24.39          $23.53         $21.92          $20.35
    End of period                          $29.13          $27.08          $24.39         $23.53          $21.92
  Accumulation units outstanding
  at the end of period                     6,013           4,286           9,299           3,405          2,767

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(358)

  Accumulation unit value:
    Beginning of period                    $35.52          $34.05          $30.55         $26.50          $22.91
    End of period                          $40.66          $35.52          $34.05         $30.55          $26.50
  Accumulation units outstanding
  at the end of period                     1,885           2,664           3,543            968            628

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(439)

  Accumulation unit value:
    Beginning of period                    $15.37          $13.11          $12.65         $11.24          $10.22
    End of period                          $15.14          $15.37          $13.11         $12.65          $11.24
  Accumulation units outstanding
  at the end of period                     16,834          18,353          21,530         11,726          5,609

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(534)

  Accumulation unit value:
    Beginning of period                    $15.91          $13.29          $12.29         $10.80           N/A
    End of period                          $17.06          $15.91          $13.29         $12.29           N/A
  Accumulation units outstanding
  at the end of period                     86,682          71,651          35,611         16,189           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(534)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.36          $10.85         $10.10          $9.85
    End of period                          $13.53          $11.97          $11.36         $10.85          $10.10
  Accumulation units outstanding
  at the end of period                     62,326         106,681         101,706         49,600          1,244

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.47           N/A
    End of period                           N/A             N/A             N/A            $9.01           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $15.34          $11.52          $10.51           N/A            N/A
    End of period                          $12.73          $15.34          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                    157,829         166,814          16,474           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(459)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.25          $11.57         $11.09          $10.71
    End of period                          $14.90          $13.70          $12.25         $11.57          $11.09
  Accumulation units outstanding
  at the end of period                     81,345          64,453          65,530         29,283          3,089

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(459)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(442)

  Accumulation unit value:
    Beginning of period                    $17.96          $17.52          $15.97         $15.57          $14.91
    End of period                          $19.46          $17.96          $17.52         $15.97          $15.57
  Accumulation units outstanding
  at the end of period                       -             19,293          6,877           2,660           690

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(442)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.30           $8.96          $8.75
    End of period                           N/A             N/A            $8.43           $9.30          $8.96
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             3,586           226

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(434)

  Accumulation unit value:
    Beginning of period                    $11.34          $10.48          $9.75           $9.12          $8.81
    End of period                          $11.96          $11.34          $10.48          $9.75          $9.12
  Accumulation units outstanding
  at the end of period                     68,288          55,607          35,258         35,834          4,152

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                    $23.31          $21.06          $21.16         $18.71           N/A
    End of period                          $27.46          $23.31          $21.06         $21.16           N/A
  Accumulation units outstanding
  at the end of period                     34,785          4,317           2,591           2,746           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(534)

  Accumulation unit value:
    Beginning of period                    $24.87          $24.34          $23.81         $22.12           N/A
    End of period                          $26.65          $24.87          $24.34         $23.81           N/A
  Accumulation units outstanding
  at the end of period                     31,754          16,805          11,336          4,643           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(534)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    174,130           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $10.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,182            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(442)

  Accumulation unit value:
    Beginning of period                    $17.59          $16.03          $15.87         $15.29          $14.35
    End of period                          $17.28          $17.59          $16.03         $15.87          $15.29
  Accumulation units outstanding
  at the end of period                     27,263          25,517          22,456         19,921          2,342

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(469)

  Accumulation unit value:
    Beginning of period                    $21.23          $18.10          $18.07         $15.58          $15.25
    End of period                          $23.24          $21.23          $18.10         $18.07          $15.58
  Accumulation units outstanding
  at the end of period                     20,159          18,343          8,954           5,472           525

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    324,140           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,836           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.81          $9.84            N/A             N/A            N/A
    End of period                          $10.75          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    139,580          50,081           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,340           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(840)

  Accumulation unit value:
    Beginning of period                    $12.48          $10.86          $10.31           N/A            N/A
    End of period                          $11.44          $12.48          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,205          59,359          35,666           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(840)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(434)

  Accumulation unit value:
    Beginning of period                    $17.41          $17.02          $16.98         $16.26          $15.91
    End of period                          $18.19          $17.41          $17.02         $16.98          $16.26
  Accumulation units outstanding
  at the end of period                     97,202          91,253          38,756         17,520          1,222

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $12.67          $11.21          $10.71           N/A            N/A
    End of period                          $12.72          $12.67          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,936          48,429          35,252           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.00           N/A             N/A            N/A
    End of period                          $10.39          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,238          59,406           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(442)

  Accumulation unit value:
    Beginning of period                    $14.63          $11.35          $9.80           $8.19          $7.45
    End of period                          $16.00          $14.63          $11.35          $9.80          $8.19
  Accumulation units outstanding
  at the end of period                    313,199         268,663          74,650         29,686           133

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(538)

  Accumulation unit value:
    Beginning of period                    $21.74          $19.86          $19.15         $16.98           N/A
    End of period                          $22.92          $21.74          $19.86         $19.15           N/A
  Accumulation units outstanding
  at the end of period                     40,608          15,125          15,378          6,746           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(538)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(434)

  Accumulation unit value:
    Beginning of period                    $14.32          $14.20          $14.21         $14.01          $13.81
    End of period                          $14.88          $14.32          $14.20         $14.21          $14.01
  Accumulation units outstanding
  at the end of period                     63,037          50,106          32,945         11,710           737

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.09           N/A             N/A            N/A
    End of period                          $13.93          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    207,133          31,301           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(442)

  Accumulation unit value:
    Beginning of period                    $19.20          $17.16          $16.15         $13.26          $12.53
    End of period                          $18.26          $19.20          $17.16         $16.15          $13.26
  Accumulation units outstanding
  at the end of period                     74,802         135,729         132,813         60,848          2,245

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(442)

  Accumulation unit value:
    Beginning of period                    $15.98          $14.01          $13.70         $12.16          $11.37
    End of period                          $14.54          $15.98          $14.01         $13.70          $12.16
  Accumulation units outstanding
  at the end of period                     48,664          87,097         103,459         48,536          2,527

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1330)

  Accumulation unit value:
    Beginning of period                    $10.31           N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,091           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1330)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(436)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.80          $11.39          $9.57          $8.47
    End of period                          $11.24          $11.84          $10.80         $11.39          $9.57
  Accumulation units outstanding
  at the end of period                    525,943         539,554         439,236         321,581         35,469

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(475)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.75          $10.80         $10.67          $10.64
    End of period                          $11.31          $10.88          $10.75         $10.80          $10.67
  Accumulation units outstanding
  at the end of period                    224,081         176,687         117,600         53,253           542

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(601)

  Accumulation unit value:
    Beginning of period                    $5.68           $4.27           $4.33           $3.87           N/A
    End of period                          $5.78           $5.68           $4.27           $4.33           N/A
  Accumulation units outstanding
  at the end of period                    111,945         106,628          3,371           5,801           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(601)

  Accumulation unit value:
    Beginning of period                    $10.94          $9.87           $10.36          $9.61           N/A
    End of period                          $9.84           $10.94          $9.87          $10.36           N/A
  Accumulation units outstanding
  at the end of period                     17,333          12,678          5,528           2,039           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(436)

  Accumulation unit value:
    Beginning of period                    $10.65          $8.42           $9.14           $9.09          $8.18
    End of period                          $10.51          $10.65          $8.42           $9.14          $9.09
  Accumulation units outstanding
  at the end of period                    623,770         838,754         741,566         405,213         39,038

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1004)

  Accumulation unit value:
    Beginning of period                    $11.72          $9.95            N/A             N/A            N/A
    End of period                          $10.30          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    401,565         221,166           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(584)

  Accumulation unit value:
    Beginning of period                    $9.16           $8.03           $7.89           $7.12           N/A
    End of period                          $9.29           $9.16           $8.03           $7.89           N/A
  Accumulation units outstanding
  at the end of period                    169,706          47,352          15,486          5,677           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(563)

  Accumulation unit value:
    Beginning of period                    $13.86          $11.95          $11.53         $10.50           N/A
    End of period                          $11.18          $13.86          $11.95         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     45,462          23,236          8,277           4,166           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(436)

  Accumulation unit value:
    Beginning of period                    $16.51          $12.06          $11.21          $8.96          $8.85
    End of period                          $17.92          $16.51          $12.06         $11.21          $8.96
  Accumulation units outstanding
  at the end of period                    593,750         683,335         497,866         320,066         38,027

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(518)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.78          $10.25         $10.61           N/A
    End of period                          $11.75          $11.18          $10.78         $10.25           N/A
  Accumulation units outstanding
  at the end of period                     50,523          41,230          28,846         12,992           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1373)

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,600           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1373)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(442)

  Accumulation unit value:
    Beginning of period                    $17.94          $14.63          $13.22         $11.33          $10.39
    End of period                          $19.34          $17.94          $14.63         $13.22          $11.33
  Accumulation units outstanding
  at the end of period                    336,931         249,691         145,920         52,689           979

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.65          $11.76          $10.88          $9.62           N/A
    End of period                          $13.52          $13.65          $11.76         $10.88           N/A
  Accumulation units outstanding
  at the end of period                   4,520,943       3,792,554        998,635         107,583          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.00           N/A             N/A            N/A
    End of period                          $11.83          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    224,920         153,181           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.45          $10.81         $10.40           N/A
    End of period                          $12.43          $10.69          $10.45         $10.81           N/A
  Accumulation units outstanding
  at the end of period                    127,040         112,617          68,866           635            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1383)

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $11.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    100,656           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(518)

  Accumulation unit value:
    Beginning of period                    $26.09          $22.11          $16.55         $13.23           N/A
    End of period                          $34.47          $26.09          $22.11         $16.55           N/A
  Accumulation units outstanding
  at the end of period                    154,363         156,813          53,824         17,509           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(436)

  Accumulation unit value:
    Beginning of period                    $12.99          $12.71          $9.48           $8.25          $7.71
    End of period                          $13.32          $12.99          $12.71          $9.48          $8.25
  Accumulation units outstanding
  at the end of period                    478,491         535,275         465,314         368,503         41,523

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.14          $10.05           N/A             N/A            N/A
    End of period                          $10.65          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,362           11,238           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(442)

  Accumulation unit value:
    Beginning of period                    $14.65          $13.68          $12.50         $11.06          $10.50
    End of period                          $15.37          $14.65          $13.68         $12.50          $11.06
  Accumulation units outstanding
  at the end of period                    281,318         170,600         126,090         56,050           979

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(436)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.42          $10.22          $9.51          $8.95
    End of period                          $11.99          $11.71          $10.42         $10.22          $9.51
  Accumulation units outstanding
  at the end of period                    357,763         321,562         276,798         105,998         2,533

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $8.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,521           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(436)

  Accumulation unit value:
    Beginning of period                    $19.94          $18.65          $17.53         $15.94          $14.98
    End of period                          $17.44          $19.94          $18.65         $17.53          $15.94
  Accumulation units outstanding
  at the end of period                    276,065         330,818         286,157         197,498         20,738

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(442)

  Accumulation unit value:
    Beginning of period                    $14.97          $13.04          $12.81         $11.17          $10.59
    End of period                          $14.31          $14.97          $13.04         $12.81          $11.17
  Accumulation units outstanding
  at the end of period                    278,075         171,607         108,911         49,098           972

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(503)

  Accumulation unit value:
    Beginning of period                    $5.82           $5.45           $5.45           $5.85           N/A
    End of period                          $6.51           $5.82           $5.45           $5.45           N/A
  Accumulation units outstanding
  at the end of period                    169,101          71,573          54,765         15,107           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(503)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                    $14.89          $15.46          $11.40          $9.53           N/A
    End of period                          $17.38          $14.89          $15.46         $11.40           N/A
  Accumulation units outstanding
  at the end of period                    817,266         848,356         415,269         31,022           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                    $12.99          $11.85          $11.05          $9.76           N/A
    End of period                          $14.04          $12.99          $11.85         $11.05           N/A
  Accumulation units outstanding
  at the end of period                    330,952         284,554         159,423          6,144           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.16          $10.94          $9.50          $8.88
    End of period                          $14.42          $13.89          $12.16         $10.94          $9.50
  Accumulation units outstanding
  at the end of period                    104,978          96,462          56,006         39,015          5,076

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $8.65           $8.45           $7.92           $7.78          $7.79
    End of period                          $9.32           $8.65           $8.45           $7.92          $7.78
  Accumulation units outstanding
  at the end of period                       -             21,652          18,670          4,731           127

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,679           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(408)

  Accumulation unit value:
    Beginning of period                    $13.21          $13.07          $13.08         $12.82          $12.65
    End of period                          $13.96          $13.21          $13.07         $13.08          $12.82
  Accumulation units outstanding
  at the end of period                    210,690         189,352         100,607         28,227          2,681

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(408)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(608)

  Accumulation unit value:
    Beginning of period                    $21.72          $19.55          $18.41         $17.04           N/A
    End of period                          $19.68          $21.72          $19.55         $18.41           N/A
  Accumulation units outstanding
  at the end of period                     11,754          9,182           7,262           2,629           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(436)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.27          $13.86
    End of period                           N/A             N/A             N/A           $14.65          $14.27
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,021

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.14          $12.17          $12.25         $11.93           N/A
    End of period                          $12.69          $13.14          $12.17         $12.25           N/A
  Accumulation units outstanding
  at the end of period                     83,299         116,335         105,126         59,965           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(442)

  Accumulation unit value:
    Beginning of period                    $20.45          $18.52          $18.07         $16.86          $15.82
    End of period                          $18.84          $20.45          $18.52         $18.07          $16.86
  Accumulation units outstanding
  at the end of period                     7,044           3,655           3,141           1,107           650

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(427)

  Accumulation unit value:
    Beginning of period                    $8.19           $7.93           $7.25           $6.25          $6.07
    End of period                          $7.94           $8.19           $7.93           $7.25          $6.25
  Accumulation units outstanding
  at the end of period                       -             20,898          16,255          3,778           318

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,451            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(459)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.09          $9.57
    End of period                           N/A             N/A             N/A           $10.21          $10.09
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,465

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(459)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.20           N/A
    End of period                           N/A             N/A             N/A            $9.93           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.52           N/A
    End of period                           N/A             N/A             N/A           $10.10           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(636)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $10.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,912           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.56           N/A             N/A             N/A            N/A
    End of period                          $10.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,217           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $10.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,083           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17           N/A
    End of period                           N/A             N/A             N/A           $10.10           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(426)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.74          $9.06
    End of period                           N/A             N/A             N/A            $9.85          $9.74
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            16,814

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $14.21          $12.59          $11.89         $10.81          $10.15
    End of period                          $15.15          $14.21          $12.59         $11.89          $10.81
  Accumulation units outstanding
  at the end of period                    355,536         278,965         217,292         128,278           -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(693)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.43          $10.29         $10.01           N/A
    End of period                          $11.40          $10.98          $10.43         $10.29           N/A
  Accumulation units outstanding
  at the end of period                    258,108         217,168          85,453          1,866           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(427)

  Accumulation unit value:
    Beginning of period                    $14.16          $12.70          $12.10         $11.12          $10.54
    End of period                          $15.03          $14.16          $12.70         $12.10          $11.12
  Accumulation units outstanding
  at the end of period                    700,612         582,313         440,109         230,819         15,423

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(693)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.75          $10.48         $10.00           N/A
    End of period                          $12.19          $11.59          $10.75         $10.48           N/A
  Accumulation units outstanding
  at the end of period                    266,852         237,217         151,688          9,825           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(468)

  Accumulation unit value:
    Beginning of period                    $13.46          $12.28          $11.82         $11.04          $10.76
    End of period                          $14.28          $13.46          $12.28         $11.82          $11.04
  Accumulation units outstanding
  at the end of period                    699,136         739,118         460,039         241,118         2,595

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1017)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.11           N/A             N/A            N/A
    End of period                          $11.47          $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,229           1,791            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1017)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1100)

  Accumulation unit value:
    Beginning of period                    $10.88          $9.70            N/A             N/A            N/A
    End of period                          $11.63          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,353            946             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1100)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.01           N/A             N/A             N/A            N/A
    End of period                          $11.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,743            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1169)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.28           N/A             N/A            N/A
    End of period                          $10.97          $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,833           357             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1169)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.67           N/A
    End of period                           N/A             N/A             N/A           $10.59           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(408)

  Accumulation unit value:
    Beginning of period                    $23.97          $21.60          $21.00         $19.39          $17.96
    End of period                          $25.17          $23.97          $21.60         $21.00          $19.39
  Accumulation units outstanding
  at the end of period                     84,250          59,401          40,651         16,603           557

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(408)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(436)

  Accumulation unit value:
    Beginning of period                    $11.42          $11.19          $11.15         $11.33          $11.38
    End of period                          $11.68          $11.42          $11.19         $11.15          $11.33
  Accumulation units outstanding
  at the end of period                    509,148         178,614          81,339         73,169           680

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(442)

  Accumulation unit value:
    Beginning of period                    $20.08          $17.00          $16.09         $14.36          $13.27
    End of period                          $21.15          $20.08          $17.00         $16.09          $14.36
  Accumulation units outstanding
  at the end of period                     58,284          80,240          25,083         11,099           775

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(442)

  Accumulation unit value:
    Beginning of period                    $27.05          $24.36          $23.51         $21.91          $20.67
    End of period                          $29.09          $27.05          $24.36         $23.51          $21.91
  Accumulation units outstanding
  at the end of period                     89,891          85,317          67,950         34,797          1,433

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $35.48          $34.01          $30.52         $26.47          $24.78
    End of period                          $40.61          $35.48          $34.01         $30.52          $26.47
  Accumulation units outstanding
  at the end of period                     79,619          93,880          66,601         24,325           399

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(434)

  Accumulation unit value:
    Beginning of period                    $15.36          $13.10          $12.64         $11.23          $10.44
    End of period                          $15.13          $15.36          $13.10         $12.64          $11.23
  Accumulation units outstanding
  at the end of period                    107,615         179,918         160,248         74,164          2,855

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.37%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                    $15.89          $13.93           N/A             N/A            N/A
    End of period                          $17.03          $15.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(465)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.36          $10.85         $10.10          $10.16
    End of period                          $13.52          $11.97          $11.36         $10.85          $10.10
  Accumulation units outstanding
  at the end of period                      770             813            1,617            904            809

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(914)

  Accumulation unit value:
    Beginning of period                    $15.34          $11.52          $11.19           N/A            N/A
    End of period                          $12.73          $15.34          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                      439             440             522             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(914)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(460)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.25          $11.57         $11.09          $10.70
    End of period                          $14.89          $13.70          $12.25         $11.57          $11.09
  Accumulation units outstanding
  at the end of period                       -               -              290              -             200

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(625)

  Accumulation unit value:
    Beginning of period                    $17.94          $17.50          $15.96         $14.23           N/A
    End of period                          $19.43          $17.94          $17.50         $15.96           N/A
  Accumulation units outstanding
  at the end of period                       -               81              86             92             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(625)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1057)

  Accumulation unit value:
    Beginning of period                    $23.28          $22.99           N/A             N/A            N/A
    End of period                          $27.43          $23.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      289             318             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.85           N/A             N/A             N/A            N/A
    End of period                          $13.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,880           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(625)

  Accumulation unit value:
    Beginning of period                    $17.57          $16.01          $15.86         $14.15           N/A
    End of period                          $17.26          $17.57          $16.01         $15.86           N/A
  Accumulation units outstanding
  at the end of period                      209             223             239             255            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(625)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(492)

  Accumulation unit value:
    Beginning of period                    $21.21          $18.08          $18.06         $16.16           N/A
    End of period                          $23.21          $21.21          $18.08         $18.06           N/A
  Accumulation units outstanding
  at the end of period                      518             521             532             552            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,779            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.99           N/A             N/A             N/A            N/A
    End of period                          $10.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      539             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                    $12.48          $12.16           N/A             N/A            N/A
    End of period                          $11.44          $12.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      219             231             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(536)

  Accumulation unit value:
    Beginning of period                    $17.39          $17.01          $16.97         $16.46           N/A
    End of period                          $18.17          $17.39          $17.01         $16.97           N/A
  Accumulation units outstanding
  at the end of period                      333             327             319             195            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(536)

  Accumulation unit value:
    Beginning of period                    $14.62          $11.34          $9.79           $8.24           N/A
    End of period                          $15.98          $14.62          $11.34          $9.79           N/A
  Accumulation units outstanding
  at the end of period                      153             217             210              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $21.71          $19.84          $18.77           N/A            N/A
    End of period                          $22.89          $21.71          $19.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              128             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(660)

  Accumulation unit value:
    Beginning of period                    $14.31          $14.19          $14.19         $14.10           N/A
    End of period                          $14.86          $14.31          $14.19         $14.19           N/A
  Accumulation units outstanding
  at the end of period                     2,328           1,846           1,231            228            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(660)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(460)

  Accumulation unit value:
    Beginning of period                    $19.19          $17.15          $16.14         $13.25          $12.53
    End of period                          $18.25          $19.19          $17.15         $16.14          $13.25
  Accumulation units outstanding
  at the end of period                      662             679             689             567            344

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(460)

  Accumulation unit value:
    Beginning of period                    $15.97          $14.00          $13.70         $12.15          $11.49
    End of period                          $14.53          $15.97          $14.00         $13.70          $12.15
  Accumulation units outstanding
  at the end of period                      952             968             799             654            187

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(536)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.80          $11.39          $9.52           N/A
    End of period                          $11.23          $11.83          $10.80         $11.39           N/A
  Accumulation units outstanding
  at the end of period                     3,230           3,069           2,977            311            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(789)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.74          $10.70           N/A            N/A
    End of period                          $11.30          $10.87          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,403           1,580            393             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $5.67           $4.27           $4.33           $3.95           N/A
    End of period                          $5.78           $5.67           $4.27           $4.33           N/A
  Accumulation units outstanding
  at the end of period                       -             1,246             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(786)

  Accumulation unit value:
    Beginning of period                    $10.93          $9.86           $10.00           N/A            N/A
    End of period                          $9.83           $10.93          $9.86            N/A            N/A
  Accumulation units outstanding
  at the end of period                      212             221             208             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(492)

  Accumulation unit value:
    Beginning of period                    $10.64          $8.41           $9.13           $9.11           N/A
    End of period                          $10.50          $10.64          $8.41           $9.13           N/A
  Accumulation units outstanding
  at the end of period                     3,944           4,078           3,337            273            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.10           N/A             N/A            N/A
    End of period                          $10.30          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(536)

  Accumulation unit value:
    Beginning of period                    $9.16           $8.02           $7.88           $7.18           N/A
    End of period                          $9.28           $9.16           $8.02           $7.88           N/A
  Accumulation units outstanding
  at the end of period                      191             203             217             232            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(492)

  Accumulation unit value:
    Beginning of period                    $16.50          $12.06          $11.20          $9.45           N/A
    End of period                          $17.90          $16.50          $12.06         $11.20           N/A
  Accumulation units outstanding
  at the end of period                     1,043           2,894           3,014            436            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(768)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.76          $10.13           N/A            N/A
    End of period                          $11.73          $11.17          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              234             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(492)

  Accumulation unit value:
    Beginning of period                    $17.94          $14.62          $13.21         $11.68           N/A
    End of period                          $19.33          $17.94          $14.62         $13.21           N/A
  Accumulation units outstanding
  at the end of period                     3,052           3,287           2,657            278            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                    $13.65          $11.76          $10.67           N/A            N/A
    End of period                          $13.52          $13.65          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,110          28,829          22,822           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(822)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.45          $9.41            N/A            N/A
    End of period                          $12.43          $10.69          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,074           1,074            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(786)

  Accumulation unit value:
    Beginning of period                    $26.06          $22.09          $19.52           N/A            N/A
    End of period                          $34.43          $26.06          $22.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                      933            11,746          11,860           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(760)

  Accumulation unit value:
    Beginning of period                    $12.98          $12.70          $9.80            N/A            N/A
    End of period                          $13.31          $12.98          $12.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,971           2,944           3,078            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(760)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(789)

  Accumulation unit value:
    Beginning of period                    $14.64          $13.67          $12.50           N/A            N/A
    End of period                          $15.36          $14.64          $13.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,571           2,763           1,964            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(460)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.41          $10.21          $9.50          $8.86
    End of period                          $11.99          $11.70          $10.41         $10.21          $9.50
  Accumulation units outstanding
  at the end of period                     6,871           7,823           6,012            178            487

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                    $9.42            N/A             N/A             N/A            N/A
    End of period                          $8.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,712            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(492)

  Accumulation unit value:
    Beginning of period                    $19.92          $18.63          $17.52         $15.40           N/A
    End of period                          $17.42          $19.92          $18.63         $17.52           N/A
  Accumulation units outstanding
  at the end of period                     1,611            833            1,043             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(536)

  Accumulation unit value:
    Beginning of period                    $14.96          $13.04          $12.81         $11.33           N/A
    End of period                          $14.30          $14.96          $13.04         $12.81           N/A
  Accumulation units outstanding
  at the end of period                     2,131           2,325           2,001            193            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $5.82           $5.45           $5.44           $5.22           N/A
    End of period                          $6.51           $5.82           $5.45           $5.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(794)

  Accumulation unit value:
    Beginning of period                    $14.89          $15.46          $12.26           N/A            N/A
    End of period                          $17.37          $14.89          $15.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              215             723             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(881)

  Accumulation unit value:
    Beginning of period                    $12.98          $11.85          $11.44           N/A            N/A
    End of period                          $14.04          $12.98          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,197           2,315           2,448            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(881)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(536)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.16          $10.94          $9.50           N/A
    End of period                          $14.42          $13.89          $12.16         $10.94           N/A
  Accumulation units outstanding
  at the end of period                     1,368           1,418            946             754            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(987)

  Accumulation unit value:
    Beginning of period                    $8.65           $8.81            N/A             N/A            N/A
    End of period                          $9.31           $8.65            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(987)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(460)

  Accumulation unit value:
    Beginning of period                    $13.20          $13.06          $13.07         $12.81          $12.80
    End of period                          $13.95          $13.20          $13.06         $13.07          $12.81
  Accumulation units outstanding
  at the end of period                      248             248            1,017            797           1,029

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(624)

  Accumulation unit value:
    Beginning of period                    $21.70          $19.53          $18.39         $16.37           N/A
    End of period                          $19.65          $21.70          $19.53         $18.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(460)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.26          $13.95
    End of period                           N/A             N/A             N/A           $14.64          $14.26
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             627

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.12          $12.16          $12.24         $11.93           N/A
    End of period                          $12.67          $13.12          $12.16         $12.24           N/A
  Accumulation units outstanding
  at the end of period                      641             671             697            1,542           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(460)

  Accumulation unit value:
    Beginning of period                    $20.42          $18.50          $18.06         $16.85          $15.65
    End of period                          $18.82          $20.42          $18.50         $18.06          $16.85
  Accumulation units outstanding
  at the end of period                       -               -               -               -             276

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(460)

  Accumulation unit value:
    Beginning of period                    $8.19           $7.93           $7.24           $6.25          $6.07
    End of period                          $7.94           $8.19           $7.93           $7.24          $6.25
  Accumulation units outstanding
  at the end of period                       -               -              261             343            705

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(467)

  Accumulation unit value:
    Beginning of period                    $14.15          $12.69          $12.09         $11.12          $10.78
    End of period                          $15.02          $14.15          $12.69         $12.09          $11.12
  Accumulation units outstanding
  at the end of period                     5,397           5,614           5,834           6,071          6,305

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(467)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(748)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.75          $10.38           N/A            N/A
    End of period                          $12.19          $11.59          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,972           3,115           3,258            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(748)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(523)

  Accumulation unit value:
    Beginning of period                    $13.45          $12.27          $11.81         $11.21           N/A
    End of period                          $14.26          $13.45          $12.27         $11.81           N/A
  Accumulation units outstanding
  at the end of period                      769             964             967            2,300           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(523)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(465)

  Accumulation unit value:
    Beginning of period                    $23.94          $21.57          $20.97         $19.37          $18.78
    End of period                          $25.13          $23.94          $21.57         $20.97          $19.37
  Accumulation units outstanding
  at the end of period                      713             752             792            1,065           873

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(550)

  Accumulation unit value:
    Beginning of period                    $11.41          $11.18          $11.14         $11.27           N/A
    End of period                          $11.67          $11.41          $11.18         $11.14           N/A
  Accumulation units outstanding
  at the end of period                      120             128             137             146            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(550)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(492)

  Accumulation unit value:
    Beginning of period                    $20.07          $16.99          $16.09         $14.45           N/A
    End of period                          $21.14          $20.07          $16.99         $16.09           N/A
  Accumulation units outstanding
  at the end of period                      707             723             450             458            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(492)

  Accumulation unit value:
    Beginning of period                    $27.02          $24.33          $23.49         $22.19           N/A
    End of period                          $29.05          $27.02          $24.33         $23.49           N/A
  Accumulation units outstanding
  at the end of period                      901             869            1,096            729            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(465)

  Accumulation unit value:
    Beginning of period                    $35.44          $33.97          $30.49         $26.45          $26.27
    End of period                          $40.56          $35.44          $33.97         $30.49          $26.45
  Accumulation units outstanding
  at the end of period                      607             623             724             678            312

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(465)

  Accumulation unit value:
    Beginning of period                    $15.35          $13.10          $12.63         $11.23          $10.66
    End of period                          $15.12          $15.35          $13.10         $12.63          $11.23
  Accumulation units outstanding
  at the end of period                     1,709           1,792           1,857           1,612           769

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.395%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(212)

  Accumulation unit value:
    Beginning of period                    $15.85          $13.24          $12.25         $10.78          $8.59
    End of period                          $16.98          $15.85          $13.24         $12.25          $10.78
  Accumulation units outstanding
  at the end of period                     15,866          5,396           5,377           5,583          4,627

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(212)

  Accumulation unit value:
    Beginning of period                    $8.43
    End of period                          $8.59
  Accumulation units outstanding
  at the end of period                     5,444

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(343)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.35          $10.84         $10.09          $8.98
    End of period                          $13.50          $11.95          $11.35         $10.84          $10.09
  Accumulation units outstanding
  at the end of period                     7,162           9,076           13,368         17,138           865

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(212)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.23          $7.71
    End of period                           N/A             N/A             N/A            $9.00          $9.23
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            8,802

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(212)

  Accumulation unit value:
    Beginning of period                    $8.01
    End of period                          $7.71
  Accumulation units outstanding
  at the end of period                     3,581

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(856)

  Accumulation unit value:
    Beginning of period                    $15.33          $11.51          $10.70           N/A            N/A
    End of period                          $12.72          $15.33          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,422           4,660            899             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(856)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(212)

  Accumulation unit value:
    Beginning of period                    $13.68          $12.24          $11.56         $11.08          $8.20
    End of period                          $14.87          $13.68          $12.24         $11.56          $11.08
  Accumulation units outstanding
  at the end of period                     8,646           5,860           8,543           8,038          10,870

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(212)

  Accumulation unit value:
    Beginning of period                    $8.07
    End of period                          $8.20
  Accumulation units outstanding
  at the end of period                     4,314

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $17.89          $17.46          $15.92         $15.53          $11.76
    End of period                          $19.38          $17.89          $17.46         $15.92          $15.53
  Accumulation units outstanding
  at the end of period                       -             1,844           5,391           4,749          3,539

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.41
    End of period                          $11.76
  Accumulation units outstanding
  at the end of period                     4,707


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(212)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.28           $8.94          $7.36
    End of period                           N/A             N/A            $8.41           $9.28          $8.94
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -            3,733

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(212)

  Accumulation unit value:
    Beginning of period                    $7.99
    End of period                          $7.36
  Accumulation units outstanding
  at the end of period                     1,794

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(182)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.46          $9.73           $9.11          $8.20
    End of period                          $11.93          $11.32          $10.46          $9.73          $9.11
  Accumulation units outstanding
  at the end of period                     9,597           7,016           7,244           6,560          5,133

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(182)

  Accumulation unit value:
    Beginning of period                    $8.31
    End of period                          $8.20
  Accumulation units outstanding
  at the end of period                      461


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1012)

  Accumulation unit value:
    Beginning of period                    $23.21          $21.81           N/A             N/A            N/A
    End of period                          $27.34          $23.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,384             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1012)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(731)

  Accumulation unit value:
    Beginning of period                    $24.78          $24.26          $23.73         $23.62           N/A
    End of period                          $26.54          $24.78          $24.26         $23.73           N/A
  Accumulation units outstanding
  at the end of period                     2,003            955            1,024             7             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(731)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.44           N/A             N/A             N/A            N/A
    End of period                          $13.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,740           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.74            N/A             N/A             N/A            N/A
    End of period                          $10.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,252            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.52          $15.97          $15.83         $15.25          $12.54
    End of period                          $17.21          $17.52          $15.97         $15.83          $15.25
  Accumulation units outstanding
  at the end of period                     1,321           1,843           2,632           4,699          4,861

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $15.88
    End of period                          $12.54
  Accumulation units outstanding
  at the end of period                     4,607


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $21.15          $18.04          $18.02         $15.54          $11.37
    End of period                          $23.15          $21.15          $18.04         $18.02          $15.54
  Accumulation units outstanding
  at the end of period                     2,962           3,427            414            3,228           525

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.67
    End of period                          $11.37
  Accumulation units outstanding
  at the end of period                      526

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,881           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.44           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      414             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1116)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.02           N/A             N/A            N/A
    End of period                          $10.74          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,827          1,029            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.83            N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,327           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                    $12.48          $10.86          $10.94           N/A            N/A
    End of period                          $11.43          $12.48          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,220           3,962            820             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(182)

  Accumulation unit value:
    Beginning of period                    $17.34          $16.96          $16.93         $16.22          $14.63
    End of period                          $18.11          $17.34          $16.96         $16.93          $16.22
  Accumulation units outstanding
  at the end of period                     7,865           5,598           4,641           2,920          2,433

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(182)

  Accumulation unit value:
    Beginning of period                    $14.08
    End of period                          $14.63
  Accumulation units outstanding
  at the end of period                     1,096

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                    $12.67          $11.21          $10.97           N/A            N/A
    End of period                          $12.71          $12.67          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,971           3,261           1,192            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.00           N/A             N/A            N/A
    End of period                          $10.38          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,846             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(212)

  Accumulation unit value:
    Beginning of period                    $14.59          $11.32          $9.78           $8.17          $6.00
    End of period                          $15.94          $14.59          $11.32          $9.78          $8.17
  Accumulation units outstanding
  at the end of period                     24,436          9,320           8,435           8,103          2,551

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(212)

  Accumulation unit value:
    Beginning of period                    $5.98
    End of period                          $6.00
  Accumulation units outstanding
  at the end of period                     3,358


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(789)

  Accumulation unit value:
    Beginning of period                    $21.65          $19.78          $18.40           N/A            N/A
    End of period                          $22.81          $21.65          $19.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,264            820             628             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(182)

  Accumulation unit value:
    Beginning of period                    $14.27          $14.15          $14.16         $13.96          $14.14
    End of period                          $14.81          $14.27          $14.15         $14.16          $13.96
  Accumulation units outstanding
  at the end of period                     9,924           3,570           3,266           3,689          3,604

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(182)

  Accumulation unit value:
    Beginning of period                    $13.91
    End of period                          $14.14
  Accumulation units outstanding
  at the end of period                      717


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1203)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.22           N/A             N/A            N/A
    End of period                          $13.92          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,281          5,915            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1203)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $19.14          $17.11          $16.11         $13.23          $10.51
    End of period                          $18.20          $19.14          $17.11         $16.11          $13.23
  Accumulation units outstanding
  at the end of period                     5,577           8,515           11,915         14,873          9,613

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $12.92
    End of period                          $10.51
  Accumulation units outstanding
  at the end of period                     4,872


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $15.93          $13.97          $13.67         $12.14          $8.95
    End of period                          $14.49          $15.93          $13.97         $13.67          $12.14
  Accumulation units outstanding
  at the end of period                     4,713           4,241           4,773           8,401          7,916

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $11.75
    End of period                          $8.95
  Accumulation units outstanding
  at the end of period                     4,585

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.89            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,720            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(155)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.78          $11.37          $9.56          $7.37
    End of period                          $11.20          $11.81          $10.78         $11.37          $9.56
  Accumulation units outstanding
  at the end of period                     40,912          30,596          34,618         44,225          8,003

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(155)

  Accumulation unit value:
    Beginning of period                    $7.28
    End of period                          $7.37
  Accumulation units outstanding
  at the end of period                     3,434

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(187)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.73          $10.79         $10.67          $10.61
    End of period                          $11.28          $10.86          $10.73         $10.79          $10.67
  Accumulation units outstanding
  at the end of period                     46,536          33,527          14,052          3,618          1,660

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(187)

  Accumulation unit value:
    Beginning of period                    $10.48
    End of period                          $10.61
  Accumulation units outstanding
  at the end of period                      232


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(820)

  Accumulation unit value:
    Beginning of period                    $5.66           $4.26           $4.05            N/A            N/A
    End of period                          $5.76           $5.66           $4.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,815          1,624             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(820)

  Accumulation unit value:
    Beginning of period                    $10.90          $9.85           $9.42            N/A            N/A
    End of period                          $9.81           $10.90          $9.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,085             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(155)

  Accumulation unit value:
    Beginning of period                    $10.62          $8.40           $9.12           $9.08          $7.40
    End of period                          $10.48          $10.62          $8.40           $9.12          $9.08
  Accumulation units outstanding
  at the end of period                     29,000          28,499          33,223         30,269          8,983

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(155)

  Accumulation unit value:
    Beginning of period                    $6.70
    End of period                          $7.40
  Accumulation units outstanding
  at the end of period                     3,724

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1094)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.13           N/A             N/A            N/A
    End of period                          $10.30          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,797          5,667            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                    $9.14           $8.01           $7.87           $7.24          $5.85
    End of period                          $9.26           $9.14           $8.01           $7.87          $7.24
  Accumulation units outstanding
  at the end of period                     1,044           3,789           4,290           4,223          3,671

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(672)

  Accumulation unit value:
    Beginning of period                    $13.82          $11.93          $11.51         $10.61           N/A
    End of period                          $11.15          $13.82          $11.93         $11.51           N/A
  Accumulation units outstanding
  at the end of period                     11,959           477             477             320            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(672)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(155)

  Accumulation unit value:
    Beginning of period                    $16.47          $12.04          $11.19          $8.94          $6.88
    End of period                          $17.86          $16.47          $12.04         $11.19          $8.94
  Accumulation units outstanding
  at the end of period                     35,070          24,544          22,750         32,227          7,014

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(155)

  Accumulation unit value:
    Beginning of period                    $7.22
    End of period                          $6.88
  Accumulation units outstanding
  at the end of period                     3,440

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(672)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.75          $10.23          $9.91           N/A
    End of period                          $11.71          $11.16          $10.75         $10.23           N/A
  Accumulation units outstanding
  at the end of period                     12,965          1,133           2,768           2,602           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(672)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1345)

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      611             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1345)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(187)

  Accumulation unit value:
    Beginning of period                    $17.91          $14.61          $13.21         $11.32          $8.44
    End of period                          $19.31          $17.91          $14.61         $13.21          $11.32
  Accumulation units outstanding
  at the end of period                     19,530          12,831          12,657          6,142          1,692

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(187)

  Accumulation unit value:
    Beginning of period                    $8.46
    End of period                          $8.44
  Accumulation units outstanding
  at the end of period                      287


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                    $13.64          $11.76          $10.88         $10.41           N/A
    End of period                          $13.51          $13.64          $11.76         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    402,646          70,988          40,367          2,296           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.72           N/A             N/A             N/A            N/A
    End of period                          $11.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    122,529           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(774)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.45          $9.76            N/A            N/A
    End of period                          $12.42          $10.68          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,312            -             1,347            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(774)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1340)

  Accumulation unit value:
    Beginning of period                    $10.58           N/A             N/A             N/A            N/A
    End of period                          $11.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,646           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1340)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $26.02          $22.06          $16.52         $14.36           N/A
    End of period                          $34.36          $26.02          $22.06         $16.52           N/A
  Accumulation units outstanding
  at the end of period                     8,577           6,487           4,220           1,827           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(155)

  Accumulation unit value:
    Beginning of period                    $12.96          $12.68          $9.46           $8.24          $7.09
    End of period                          $13.28          $12.96          $12.68          $9.46          $8.24
  Accumulation units outstanding
  at the end of period                     38,124          19,674          21,583         21,432          7,755

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(155)

  Accumulation unit value:
    Beginning of period                    $7.41
    End of period                          $7.09
  Accumulation units outstanding
  at the end of period                     3,373


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(187)

  Accumulation unit value:
    Beginning of period                    $14.63          $13.66          $12.49         $11.05          $8.41
    End of period                          $15.34          $14.63          $13.66         $12.49          $11.05
  Accumulation units outstanding
  at the end of period                     20,266          7,696           21,166         10,280          1,656

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(187)

  Accumulation unit value:
    Beginning of period                    $8.57
    End of period                          $8.41
  Accumulation units outstanding
  at the end of period                      284


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(187)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.40          $10.21          $9.50          $7.61
    End of period                          $11.97          $11.69          $10.40         $10.21          $9.50
  Accumulation units outstanding
  at the end of period                     26,081          18,111          26,141         13,120          1,940

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(187)

  Accumulation unit value:
    Beginning of period                    $7.75
    End of period                          $7.61
  Accumulation units outstanding
  at the end of period                      314

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1340)

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $8.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,669            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1340)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(155)

  Accumulation unit value:
    Beginning of period                    $19.89          $18.60          $17.49         $15.91          $11.01
    End of period                          $17.38          $19.89          $18.60         $17.49          $15.91
  Accumulation units outstanding
  at the end of period                     11,420          13,175          14,769         14,867          6,051

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(155)

  Accumulation unit value:
    Beginning of period                    $10.39
    End of period                          $11.01
  Accumulation units outstanding
  at the end of period                     2,747

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(136)

  Accumulation unit value:
    Beginning of period                    $14.94          $13.03          $12.80         $11.17          $7.84
    End of period                          $14.28          $14.94          $13.03         $12.80          $11.17
  Accumulation units outstanding
  at the end of period                     15,592          8,753           23,027         11,177          2,281

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(136)

  Accumulation unit value:
    Beginning of period                    $9.71
    End of period                          $7.84
  Accumulation units outstanding
  at the end of period                      955


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(820)

  Accumulation unit value:
    Beginning of period                    $5.80           $5.43           $4.78            N/A            N/A
    End of period                          $6.49           $5.80           $5.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,241            -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(770)

  Accumulation unit value:
    Beginning of period                    $14.88          $15.45          $12.23           N/A            N/A
    End of period                          $17.36          $14.88          $15.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,791          16,006          14,774           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(770)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(809)

  Accumulation unit value:
    Beginning of period                    $12.97          $11.85          $10.40           N/A            N/A
    End of period                          $14.03          $12.97          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,842           3,899             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(809)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.14          $10.93          $9.49          $6.92
    End of period                          $14.39          $13.86          $12.14         $10.93          $9.49
  Accumulation units outstanding
  at the end of period                     7,377           8,074           6,622           4,936          2,994

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.10
    End of period                          $6.92
  Accumulation units outstanding
  at the end of period                     3,945


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(446)

  Accumulation unit value:
    Beginning of period                    $8.64           $8.43           $7.91           $7.77          $7.79
    End of period                          $9.30           $8.64           $8.43           $7.91          $7.77
  Accumulation units outstanding
  at the end of period                       -             2,732           3,021           2,737           481

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $10.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,105            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.17          $13.04          $13.05         $12.80          $12.51
    End of period                          $13.92          $13.17          $13.04         $13.05          $12.80
  Accumulation units outstanding
  at the end of period                     43,539          30,671          31,852         30,787          9,986

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $11.89
    End of period                          $12.51
  Accumulation units outstanding
  at the end of period                     3,013

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(1012)

  Accumulation unit value:
    Beginning of period                    $21.63          $19.80           N/A             N/A            N/A
    End of period                          $19.59          $21.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               65             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(1012)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(182)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.23          $12.28
    End of period                           N/A             N/A             N/A           $14.60          $14.23
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            13,816

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(182)

  Accumulation unit value:
    Beginning of period                    $11.89
    End of period                          $12.28
  Accumulation units outstanding
  at the end of period                     6,392

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.10          $12.14          $12.22         $11.91           N/A
    End of period                          $12.64          $13.10          $12.14         $12.22           N/A
  Accumulation units outstanding
  at the end of period                     14,183          16,417          15,964         15,296           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $20.36          $18.45          $18.01         $16.81          $15.83
    End of period                          $18.76          $20.36          $18.45         $18.01          $16.81
  Accumulation units outstanding
  at the end of period                     1,412           1,014           1,139           1,174           952

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.18           $7.92           $7.23           $6.24          $4.79
    End of period                          $7.92           $8.18           $7.92           $7.23          $6.24
  Accumulation units outstanding
  at the end of period                       -             6,825           11,134         15,540          13,323

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $6.50
    End of period                          $4.79
  Accumulation units outstanding
  at the end of period                     11,129


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.04           N/A
    End of period                           N/A             N/A             N/A           $10.20           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(433)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.96          $9.45
    End of period                           N/A             N/A             N/A           $10.09          $9.96
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,126

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $10.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,060            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.48           N/A             N/A             N/A            N/A
    End of period                          $10.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,731            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.94          $7.83
    End of period                           N/A             N/A             N/A           $10.08          $9.94
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,315

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(118)

  Accumulation unit value:
    Beginning of period                    $10.08
    End of period                          $7.83
  Accumulation units outstanding
  at the end of period                     2,601


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(433)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.72          $9.18
    End of period                           N/A             N/A             N/A            $9.83          $9.72
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,189

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.17          $12.56          $11.86         $10.78          $8.71
    End of period                          $15.10          $14.17          $12.56         $11.86          $10.78
  Accumulation units outstanding
  at the end of period                     18,468          8,250           9,095           9,380           246

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $10.74
    End of period                          $8.71
  Accumulation units outstanding
  at the end of period                      494

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(682)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.42          $10.29          $9.97           N/A
    End of period                          $11.39          $10.98          $10.42         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     65,473          6,653           5,047           2,742           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $14.12          $12.67          $12.07         $11.10          $9.34
    End of period                          $14.98          $14.12          $12.67         $12.07          $11.10
  Accumulation units outstanding
  at the end of period                     81,107          45,320          49,602         48,149          7,953

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.86
    End of period                          $9.34
  Accumulation units outstanding
  at the end of period                     7,332

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(682)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.74          $10.48          $9.92           N/A
    End of period                          $12.18          $11.58          $10.74         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     11,929          18,644          15,959           729            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $13.42          $12.25          $11.79         $11.02          $9.59
    End of period                          $14.23          $13.42          $12.25         $11.79          $11.02
  Accumulation units outstanding
  at the end of period                     57,839          22,977          23,496         33,223          4,787

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $10.63
    End of period                          $9.59
  Accumulation units outstanding
  at the end of period                     5,769

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.02           N/A             N/A             N/A            N/A
    End of period                          $11.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,349            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.62           N/A             N/A             N/A            N/A
    End of period                          $11.77           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,295            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.50           N/A             N/A             N/A            N/A
    End of period                          $10.96           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,913            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.40          $8.16
    End of period                           N/A             N/A             N/A           $10.57          $10.40
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,520

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(118)

  Accumulation unit value:
    Beginning of period                    $10.51
    End of period                          $8.16
  Accumulation units outstanding
  at the end of period                     6,814

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $23.87          $21.51          $20.92         $19.33          $16.28
    End of period                          $25.05          $23.87          $21.51         $20.92          $19.33
  Accumulation units outstanding
  at the end of period                     4,219           2,298           1,265           1,737           880

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $17.79
    End of period                          $16.28
  Accumulation units outstanding
  at the end of period                     1,000


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.38          $11.15          $11.12         $11.30          $11.52
    End of period                          $11.63          $11.38          $11.15         $11.12          $11.30
  Accumulation units outstanding
  at the end of period                     11,201          3,317           3,171           7,474          2,981

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.62
    End of period                          $11.52
  Accumulation units outstanding
  at the end of period                     3,289

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(352)

  Accumulation unit value:
    Beginning of period                    $20.05          $16.98          $16.08         $14.35          $12.46
    End of period                          $21.11          $20.05          $16.98         $16.08          $14.35
  Accumulation units outstanding
  at the end of period                     5,119           1,647           4,147           8,453          2,013

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(352)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $26.94          $24.27          $23.43         $21.84          $17.14
    End of period                          $28.96          $26.94          $24.27         $23.43          $21.84
  Accumulation units outstanding
  at the end of period                     5,193           3,906           3,042           2,559          1,426

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $21.52
    End of period                          $17.14
  Accumulation units outstanding
  at the end of period                     1,621

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $35.33          $33.88          $30.42         $26.39          $19.50
    End of period                          $40.43          $35.33          $33.88         $30.42          $26.39
  Accumulation units outstanding
  at the end of period                     6,070           1,890           2,486           3,635          1,623

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $25.38
    End of period                          $19.50
  Accumulation units outstanding
  at the end of period                     1,779


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(182)

  Accumulation unit value:
    Beginning of period                    $15.33          $13.08          $12.62         $11.22          $8.85
    End of period                          $15.09          $15.33          $13.08         $12.62          $11.22
  Accumulation units outstanding
  at the end of period                     9,997           10,521          7,337           4,585          2,928

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(182)

  Accumulation unit value:
    Beginning of period                    $8.94
    End of period                          $8.85
  Accumulation units outstanding
  at the end of period                     2,901

Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(432)

  Accumulation unit value:
    Beginning of period                    $15.84          $13.23          $12.24         $10.78          $10.05
    End of period                          $16.97          $15.84          $13.23         $12.24          $10.78
  Accumulation units outstanding
  at the end of period                     2,257           2,214           3,649            176            176

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(759)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.34          $10.62           N/A            N/A
    End of period                          $13.50          $11.95          $11.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,716           2,730           4,871            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                    $15.33          $11.52          $10.14           N/A            N/A
    End of period                          $12.72          $15.33          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,884          19,884          7,315            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(637)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.23          $11.56          $9.71           N/A
    End of period                          $14.87          $13.67          $12.23         $11.56           N/A
  Accumulation units outstanding
  at the end of period                     1,625            480             495              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $17.88          $17.45          $15.92         $15.52          $11.75
    End of period                          $19.37          $17.88          $17.45         $15.92          $15.52
  Accumulation units outstanding
  at the end of period                       -             2,381           2,183             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $16.66
    End of period                          $11.75
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(759)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.46          $9.71            N/A            N/A
    End of period                          $11.92          $11.31          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,636          22,506          18,831           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(722)

  Accumulation unit value:
    Beginning of period                    $23.20          $20.97          $21.08         $20.70           N/A
    End of period                          $27.32          $23.20          $20.97         $21.08           N/A
  Accumulation units outstanding
  at the end of period                     2,766            870             713             74             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(879)

  Accumulation unit value:
    Beginning of period                    $24.75          $24.23          $23.52           N/A            N/A
    End of period                          $26.51          $24.75          $24.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,716           2,873           4,961            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.86           N/A             N/A             N/A            N/A
    End of period                          $13.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,444           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $10.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      810             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $17.51          $15.97          $15.82         $15.24          $12.54
    End of period                          $17.20          $17.51          $15.97         $15.82          $15.24
  Accumulation units outstanding
  at the end of period                     2,033           3,313           3,756            245            246

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $15.91
    End of period                          $12.53
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(40)

  Accumulation unit value:
    Beginning of period                    $21.14          $18.03          $18.02         $15.53          $11.37
    End of period                          $23.13          $21.14          $18.03         $18.02          $15.53
  Accumulation units outstanding
  at the end of period                     3,009           1,278           1,465            93              93

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(40)

  Accumulation unit value:
    Beginning of period                    $15.16
    End of period                          $11.37
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,719           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.91            N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      246             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1159)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.29           N/A             N/A            N/A
    End of period                          $10.74          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,833            282             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1159)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,418            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                    $12.48          $10.86          $10.40           N/A            N/A
    End of period                          $11.43          $12.48          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,500           2,037           1,534            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(637)

  Accumulation unit value:
    Beginning of period                    $17.32          $16.95          $16.92         $16.25           N/A
    End of period                          $18.10          $17.32          $16.95         $16.92           N/A
  Accumulation units outstanding
  at the end of period                     25,349          35,148          26,347            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(866)

  Accumulation unit value:
    Beginning of period                    $12.67          $11.21          $10.95           N/A            N/A
    End of period                          $12.71          $12.67          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,503          7,583           4,439            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(866)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $10.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      365             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(615)

  Accumulation unit value:
    Beginning of period                    $14.58          $11.31          $9.77           $8.47           N/A
    End of period                          $15.93          $14.58          $11.31          $9.77           N/A
  Accumulation units outstanding
  at the end of period                     14,945          14,259          7,794            696            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(819)

  Accumulation unit value:
    Beginning of period                    $21.63          $19.77          $16.92           N/A            N/A
    End of period                          $22.80          $21.63          $19.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,097           4,456           1,646            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(637)

  Accumulation unit value:
    Beginning of period                    $14.26          $14.14          $14.15         $13.96           N/A
    End of period                          $14.80          $14.26          $14.14         $14.15           N/A
  Accumulation units outstanding
  at the end of period                     8,866           8,287           5,794             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1092)

  Accumulation unit value:
    Beginning of period                    $10.82          $8.28            N/A             N/A            N/A
    End of period                          $13.92          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,581          3,380            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $19.14          $17.11          $16.10         $13.23          $10.51
    End of period                          $18.19          $19.14          $17.11         $16.10          $13.23
  Accumulation units outstanding
  at the end of period                     13,304          12,747          13,024           870            210

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $12.88
    End of period                          $10.51
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(40)

  Accumulation unit value:
    Beginning of period                    $15.93          $13.97          $13.67         $12.13          $8.95
    End of period                          $14.49          $15.93          $13.97         $13.67          $12.13
  Accumulation units outstanding
  at the end of period                     3,663           2,632           5,448            326            109

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(40)

  Accumulation unit value:
    Beginning of period                    $10.95
    End of period                          $8.95
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(457)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.77          $11.37          $9.55          $8.48
    End of period                          $11.20          $11.81          $10.77         $11.37          $9.55
  Accumulation units outstanding
  at the end of period                     56,348          64,322          59,617         13,767          1,179

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(457)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(699)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.73          $10.79         $10.77           N/A
    End of period                          $11.28          $10.86          $10.73         $10.79           N/A
  Accumulation units outstanding
  at the end of period                     18,505          25,823          37,129           876            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(965)

  Accumulation unit value:
    Beginning of period                    $5.66           $4.26           $4.39            N/A            N/A
    End of period                          $5.76           $5.66           $4.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,933          17,773          3,393            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(965)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(965)

  Accumulation unit value:
    Beginning of period                    $10.90          $9.84           $10.03           N/A            N/A
    End of period                          $9.81           $10.90          $9.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,563           1,533           1,485            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(965)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(457)

  Accumulation unit value:
    Beginning of period                    $10.62          $8.40           $9.12           $9.08          $8.06
    End of period                          $10.47          $10.62          $8.40           $9.12          $9.08
  Accumulation units outstanding
  at the end of period                     89,497         110,399          81,646         17,258          1,241

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(457)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.19           N/A             N/A            N/A
    End of period                          $10.30          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,787          19,211           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(812)

  Accumulation unit value:
    Beginning of period                    $9.13           $8.01           $7.38            N/A            N/A
    End of period                          $9.25           $9.13           $8.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,928             -             2,868            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $13.81          $11.92          $11.51         $11.22           N/A
    End of period                          $11.14          $13.81          $11.92         $11.51           N/A
  Accumulation units outstanding
  at the end of period                      195             790             580             24             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(457)

  Accumulation unit value:
    Beginning of period                    $16.46          $12.03          $11.18          $8.94          $8.36
    End of period                          $17.85          $16.46          $12.03         $11.18          $8.94
  Accumulation units outstanding
  at the end of period                     61,038          86,000          77,657         15,255          1,197

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(457)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(793)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.74          $10.07           N/A            N/A
    End of period                          $11.71          $11.15          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,641           9,191           13,406           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(692)

  Accumulation unit value:
    Beginning of period                    $17.91          $14.61          $13.20         $11.91           N/A
    End of period                          $19.30          $17.91          $14.61         $13.20           N/A
  Accumulation units outstanding
  at the end of period                     25,417          35,949          48,428          7,455           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                    $13.64          $11.76          $10.88          $9.87           N/A
    End of period                          $13.51          $13.64          $11.76         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    930,026         898,589         817,207         33,297           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1081)

  Accumulation unit value:
    Beginning of period                    $10.66          $9.40            N/A             N/A            N/A
    End of period                          $11.82          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,691          17,039           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(705)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.45          $10.81         $10.50           N/A
    End of period                          $12.42          $10.68          $10.45         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     20,944          20,667          20,867           473            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1366)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $11.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,305            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $26.00          $22.04          $16.51         $16.14           N/A
    End of period                          $34.33          $26.00          $22.04         $16.51           N/A
  Accumulation units outstanding
  at the end of period                     12,019          20,071          15,557           34             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(457)

  Accumulation unit value:
    Beginning of period                    $12.95          $12.67          $9.46           $8.23          $7.55
    End of period                          $13.28          $12.95          $12.67          $9.46          $8.23
  Accumulation units outstanding
  at the end of period                     58,799          70,983          89,520         17,162          1,324

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(457)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $10.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      277             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(615)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.65          $12.49         $11.17           N/A
    End of period                          $15.34          $14.62          $13.65         $12.49           N/A
  Accumulation units outstanding
  at the end of period                     17,260          27,540          44,810          6,584           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(615)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.40          $10.20          $9.44           N/A
    End of period                          $11.96          $11.68          $10.40         $10.20           N/A
  Accumulation units outstanding
  at the end of period                     52,009          49,684          72,345          5,972           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1350)

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $8.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,166           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(457)

  Accumulation unit value:
    Beginning of period                    $19.88          $18.60          $17.49         $15.91          $15.34
    End of period                          $17.38          $19.88          $18.60         $17.49          $15.91
  Accumulation units outstanding
  at the end of period                     34,877          38,674          37,716          9,216           652

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(457)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(615)

  Accumulation unit value:
    Beginning of period                    $14.94          $13.02          $12.80         $11.18           N/A
    End of period                          $14.28          $14.94          $13.02         $12.80           N/A
  Accumulation units outstanding
  at the end of period                     16,124          23,051          37,874          6,283           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(615)

  Accumulation unit value:
    Beginning of period                    $5.80           $5.44           $5.44           $5.06           N/A
    End of period                          $6.49           $5.80           $5.44           $5.44           N/A
  Accumulation units outstanding
  at the end of period                     2,654           5,308           6,767            242            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                    $14.88          $15.45          $11.40         $10.16           N/A
    End of period                          $17.36          $14.88          $15.45         $11.40           N/A
  Accumulation units outstanding
  at the end of period                     88,551         120,337         135,198         11,549           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $12.97          $11.85          $11.05         $10.10           N/A
    End of period                          $14.03          $12.97          $11.85         $11.05           N/A
  Accumulation units outstanding
  at the end of period                    142,207         182,125         199,895         75,442           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(40)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.14          $10.93          $9.49          $6.92
    End of period                          $14.38          $13.86          $12.14         $10.93          $9.49
  Accumulation units outstanding
  at the end of period                     14,906          12,895          9,965           1,317           200

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(40)

  Accumulation unit value:
    Beginning of period                    $8.90
    End of period                          $6.92
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(615)

  Accumulation unit value:
    Beginning of period                    $8.63           $8.43           $7.91           $7.52           N/A
    End of period                          $9.30           $8.63           $8.43           $7.91           N/A
  Accumulation units outstanding
  at the end of period                       -              995             109             946            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,526            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $13.16          $13.03          $13.04         $12.79          $12.51
    End of period                          $13.91          $13.16          $13.03         $13.04          $12.79
  Accumulation units outstanding
  at the end of period                     60,743          47,560          60,097            -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $11.96
    End of period                          $12.51
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(793)

  Accumulation unit value:
    Beginning of period                    $21.62          $19.47          $17.77           N/A            N/A
    End of period                          $19.58          $21.62          $19.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                      459             469             497             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(705)

  Accumulation unit value:
    Beginning of period                    $13.08          $12.12          $12.21         $12.12           N/A
    End of period                          $12.63          $13.08          $12.12         $12.21           N/A
  Accumulation units outstanding
  at the end of period                     20,381          16,406          17,003          4,528           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(759)

  Accumulation unit value:
    Beginning of period                    $20.35          $18.44          $17.77           N/A            N/A
    End of period                          $18.75          $20.35          $18.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,186           1,179           1,054            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(40)

  Accumulation unit value:
    Beginning of period                    $8.17           $7.92           $7.23           $6.25          $4.79
    End of period                          $7.92           $8.17           $7.92           $7.23          $6.25
  Accumulation units outstanding
  at the end of period                       -             1,363            708              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(40)

  Accumulation unit value:
    Beginning of period                    $6.72
    End of period                          $4.79
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(84)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.93          $7.83
    End of period                           N/A             N/A             N/A           $10.08          $9.93
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(84)

  Accumulation unit value:
    Beginning of period                    $10.41
    End of period                          $7.83
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(69)

  Accumulation unit value:
    Beginning of period                    $14.17          $12.55          $11.85         $10.78          $8.71
    End of period                          $15.10          $14.17          $12.55         $11.85          $10.78
  Accumulation units outstanding
  at the end of period                     39,360          34,225          19,732          6,892          6,899

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(69)

  Accumulation unit value:
    Beginning of period                    $11.01
    End of period                          $8.71
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(700)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.42          $10.29         $10.11           N/A
    End of period                          $11.39          $10.97          $10.42         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     57,501          47,390          36,071          2,115           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(69)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.66          $12.07         $11.10          $9.34
    End of period                          $14.97          $14.11          $12.66         $12.07          $11.10
  Accumulation units outstanding
  at the end of period                     71,249          78,707          79,633         19,683          20,294

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(69)

  Accumulation unit value:
    Beginning of period                    $11.05
    End of period                          $9.34
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(700)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.74          $10.48         $10.16           N/A
    End of period                          $12.18          $11.58          $10.74         $10.48           N/A
  Accumulation units outstanding
  at the end of period                    132,944         147,856         154,211         13,168           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(69)

  Accumulation unit value:
    Beginning of period                    $13.41          $12.24          $11.78         $11.02          $9.58
    End of period                          $14.22          $13.41          $12.24         $11.78          $11.02
  Accumulation units outstanding
  at the end of period                    142,492         187,991         163,272          1,934            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(69)

  Accumulation unit value:
    Beginning of period                    $10.82
    End of period                          $11.02
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(84)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.40          $8.16
    End of period                           N/A             N/A             N/A           $10.56          $10.40
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(84)

  Accumulation unit value:
    Beginning of period                    $10.85
    End of period                          $8.16
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(40)

  Accumulation unit value:
    Beginning of period                    $23.86          $21.50          $20.91         $19.32          $16.28
    End of period                          $25.03          $23.86          $21.50         $20.91          $19.32
  Accumulation units outstanding
  at the end of period                     6,200           6,379           6,648            847             -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(40)

  Accumulation unit value:
    Beginning of period                    $17.06
    End of period                          $16.28
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(710)

  Accumulation unit value:
    Beginning of period                    $11.37          $11.14          $11.11         $11.12           N/A
    End of period                          $11.62          $11.37          $11.14         $11.11           N/A
  Accumulation units outstanding
  at the end of period                     32,811          28,199          16,705           450            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(722)

  Accumulation unit value:
    Beginning of period                    $20.04          $16.98          $16.08         $15.65           N/A
    End of period                          $21.10          $20.04          $16.98         $16.08           N/A
  Accumulation units outstanding
  at the end of period                     5,774           10,430          5,387            87             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(40)

  Accumulation unit value:
    Beginning of period                    $26.93          $24.26          $23.42         $21.83          $17.13
    End of period                          $28.94          $26.93          $24.26         $23.42          $21.83
  Accumulation units outstanding
  at the end of period                     4,599           7,380           7,917           2,553            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(40)

  Accumulation unit value:
    Beginning of period                    $22.35
    End of period                          $17.13
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(40)

  Accumulation unit value:
    Beginning of period                    $35.31          $33.87          $30.40         $26.38          $19.50
    End of period                          $40.40          $35.31          $33.87         $30.40          $26.38
  Accumulation units outstanding
  at the end of period                     6,317           4,902           5,955            152            106

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(40)

  Accumulation unit value:
    Beginning of period                    $24.49
    End of period                          $19.50
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(432)

  Accumulation unit value:
    Beginning of period                    $15.32          $13.08          $12.62         $11.22          $10.40
    End of period                          $15.08          $15.32          $13.08         $12.62          $11.22
  Accumulation units outstanding
  at the end of period                     11,900          18,762          22,088          7,895           256

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.405%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(1010)

  Accumulation unit value:
    Beginning of period                    $17.87          $17.28           N/A             N/A            N/A
    End of period                          $19.35          $17.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(1010)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(901)

  Accumulation unit value:
    Beginning of period                    $24.74          $24.22          $23.03           N/A            N/A
    End of period                          $26.50          $24.74          $24.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(901)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1143)

  Accumulation unit value:
    Beginning of period                    $21.13          $19.07           N/A             N/A            N/A
    End of period                          $23.12          $21.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(879)

  Accumulation unit value:
    Beginning of period                    $17.31          $16.94          $16.95           N/A            N/A
    End of period                          $18.08          $17.31          $16.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1010)

  Accumulation unit value:
    Beginning of period                    $14.57          $11.89           N/A             N/A            N/A
    End of period                          $15.93          $14.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1010)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(901)

  Accumulation unit value:
    Beginning of period                    $19.13          $17.10          $16.76           N/A            N/A
    End of period                          $18.18          $19.13          $17.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(901)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(879)

  Accumulation unit value:
    Beginning of period                    $15.92          $13.96          $14.13           N/A            N/A
    End of period                          $14.48          $15.92          $13.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(879)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.77          $10.99           N/A            N/A
    End of period                          $11.19          $11.80          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(827)

  Accumulation unit value:
    Beginning of period                    $13.64          $11.76          $10.58           N/A            N/A
    End of period                          $13.50          $13.64          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $34.44           N/A             N/A             N/A            N/A
    End of period                          $34.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      216             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(784)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.67          $10.21           N/A            N/A
    End of period                          $13.27          $12.94          $12.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              373             634             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(695)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.65          $12.49         $11.37           N/A
    End of period                          $15.33          $14.62          $13.65         $12.49           N/A
  Accumulation units outstanding
  at the end of period                       -              352             582             474            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(695)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.40          $10.20          $9.54           N/A
    End of period                          $11.96          $11.68          $10.40         $10.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -              503             565            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1010)

  Accumulation unit value:
    Beginning of period                    $19.86          $18.65           N/A             N/A            N/A
    End of period                          $17.36          $19.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1010)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1010)

  Accumulation unit value:
    Beginning of period                    $14.88          $14.96           N/A             N/A            N/A
    End of period                          $17.35          $14.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1010)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(879)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.13          $11.23           N/A            N/A
    End of period                          $14.38          $13.85          $12.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(879)

  Accumulation unit value:
    Beginning of period                    $13.16          $13.02          $13.11           N/A            N/A
    End of period                          $13.90          $13.16          $13.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(879)

  Accumulation unit value:
    Beginning of period                    $13.08          $12.12          $12.23           N/A            N/A
    End of period                          $12.62          $13.08          $12.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(1143)

  Accumulation unit value:
    Beginning of period                    $14.10          $13.02           N/A             N/A            N/A
    End of period                          $14.96          $14.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(879)

  Accumulation unit value:
    Beginning of period                    $13.40          $12.24          $11.95           N/A            N/A
    End of period                          $14.22          $13.40          $12.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(879)

  Accumulation unit value:
    Beginning of period                    $23.84          $21.49          $21.16           N/A            N/A
    End of period                          $25.02          $23.84          $21.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(827)

  Accumulation unit value:
    Beginning of period                    $11.36          $11.14          $11.09           N/A            N/A
    End of period                          $11.62          $11.36          $11.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1010)

  Accumulation unit value:
    Beginning of period                    $20.04          $17.44           N/A             N/A            N/A
    End of period                          $21.10          $20.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1010)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(879)

  Accumulation unit value:
    Beginning of period                    $26.91          $24.24          $23.78           N/A            N/A
    End of period                          $28.92          $26.91          $24.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(879)

  Accumulation unit value:
    Beginning of period                    $15.32          $13.07          $12.83           N/A            N/A
    End of period                          $15.08          $15.32          $13.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.41%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(611)

  Accumulation unit value:
    Beginning of period                    $15.82          $13.22          $12.23         $10.76           N/A
    End of period                          $16.95          $15.82          $13.22         $12.23           N/A
  Accumulation units outstanding
  at the end of period                     6,959           7,951           7,524             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(509)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.34          $10.83         $10.10           N/A
    End of period                          $13.49          $11.94          $11.34         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     12,809          15,793          10,652          5,949           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.51           N/A
    End of period                           N/A             N/A             N/A            $9.00           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(868)

  Accumulation unit value:
    Beginning of period                    $15.33          $11.51          $11.25           N/A            N/A
    End of period                          $12.72          $15.33          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,380          8,397           2,147            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(868)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(509)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.23          $11.55         $11.11           N/A
    End of period                          $14.86          $13.67          $12.23         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     2,443           3,662           3,691           3,228           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(502)

  Accumulation unit value:
    Beginning of period                    $17.86          $17.43          $15.90         $16.47           N/A
    End of period                          $19.34          $17.86          $17.43         $15.90           N/A
  Accumulation units outstanding
  at the end of period                       -             2,839           2,050            798            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.27           $9.37           N/A
    End of period                           N/A             N/A            $8.40           $9.27           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              636            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(555)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.45          $9.72           $9.25           N/A
    End of period                          $11.91          $11.30          $10.45          $9.72           N/A
  Accumulation units outstanding
  at the end of period                     24,182          23,462          21,574         13,668           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                    $23.17          $20.95          $21.06         $18.13           N/A
    End of period                          $27.29          $23.17          $20.95         $21.06           N/A
  Accumulation units outstanding
  at the end of period                      366             188             204              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(609)

  Accumulation unit value:
    Beginning of period                    $24.72          $24.21          $23.69         $23.11           N/A
    End of period                          $26.48          $24.72          $24.21         $23.69           N/A
  Accumulation units outstanding
  at the end of period                     4,242           1,173            791             837            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $13.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,730           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.78           N/A             N/A             N/A            N/A
    End of period                          $10.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      102             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(502)

  Accumulation unit value:
    Beginning of period                    $17.50          $15.95          $15.81         $15.73           N/A
    End of period                          $17.18          $17.50          $15.95         $15.81           N/A
  Accumulation units outstanding
  at the end of period                     10,279          11,637          11,804         10,402           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(502)

  Accumulation unit value:
    Beginning of period                    $21.12          $18.01          $18.00         $17.04           N/A
    End of period                          $23.11          $21.12          $18.01         $18.00           N/A
  Accumulation units outstanding
  at the end of period                     6,542           8,507           2,080           1,140           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,325           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      362             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.00           N/A             N/A            N/A
    End of period                          $10.74          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,063           3,595            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,167            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                    $12.47          $10.86          $11.02           N/A            N/A
    End of period                          $11.43          $12.47          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,701           6,847           4,119            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(524)

  Accumulation unit value:
    Beginning of period                    $17.30          $16.92          $16.89         $16.29           N/A
    End of period                          $18.07          $17.30          $16.92         $16.89           N/A
  Accumulation units outstanding
  at the end of period                     16,908          8,957           9,895           2,346           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.21          $10.71           N/A            N/A
    End of period                          $12.71          $12.66          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,228           5,268           2,192            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.97            N/A             N/A            N/A
    End of period                          $10.38          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,373           7,505            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(605)

  Accumulation unit value:
    Beginning of period                    $14.57          $11.31          $9.77           $8.45           N/A
    End of period                          $15.92          $14.57          $11.31          $9.77           N/A
  Accumulation units outstanding
  at the end of period                     52,642          31,697          26,100          9,705           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $21.61          $19.75          $19.06         $17.72           N/A
    End of period                          $22.77          $21.61          $19.75         $19.06           N/A
  Accumulation units outstanding
  at the end of period                     3,136           3,254           4,257            587            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(524)

  Accumulation unit value:
    Beginning of period                    $14.24          $14.13          $14.14         $14.11           N/A
    End of period                          $14.79          $14.24          $14.13         $14.14           N/A
  Accumulation units outstanding
  at the end of period                     4,575           1,240           3,048            520            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.00           N/A             N/A            N/A
    End of period                          $13.92          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,702          8,413            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(509)

  Accumulation unit value:
    Beginning of period                    $19.12          $17.09          $16.09         $13.66           N/A
    End of period                          $18.17          $19.12          $17.09         $16.09           N/A
  Accumulation units outstanding
  at the end of period                     21,515          24,940          14,824          9,891           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(560)

  Accumulation unit value:
    Beginning of period                    $15.91          $13.95          $13.66         $12.52           N/A
    End of period                          $14.47          $15.91          $13.95         $13.66           N/A
  Accumulation units outstanding
  at the end of period                     9,928           10,976          30,885          9,237           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1337)

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,290            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(447)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.77          $11.36          $9.55          $8.59
    End of period                          $11.19          $11.80          $10.77         $11.36          $9.55
  Accumulation units outstanding
  at the end of period                    193,090         213,864         221,818         108,364         3,053

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(461)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.73          $10.79         $10.66          $10.62
    End of period                          $11.27          $10.85          $10.73         $10.79          $10.66
  Accumulation units outstanding
  at the end of period                    102,020         113,832         113,843         49,884          1,410

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(978)

  Accumulation unit value:
    Beginning of period                    $5.66           $4.26           $4.31            N/A            N/A
    End of period                          $5.76           $5.66           $4.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,556          11,271          6,030            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(978)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(719)

  Accumulation unit value:
    Beginning of period                    $10.89          $9.84           $10.33          $9.97           N/A
    End of period                          $9.80           $10.89          $9.84          $10.33           N/A
  Accumulation units outstanding
  at the end of period                     4,486           8,128           4,471            286            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(447)

  Accumulation unit value:
    Beginning of period                    $10.61          $8.39           $9.11           $9.07          $8.21
    End of period                          $10.46          $10.61          $8.39           $9.11          $9.07
  Accumulation units outstanding
  at the end of period                    266,644         313,546         325,901         142,422         3,244

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.02           N/A             N/A            N/A
    End of period                          $10.29          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,034          36,802           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(649)

  Accumulation unit value:
    Beginning of period                    $9.13           $8.00           $7.86           $7.16           N/A
    End of period                          $9.24           $9.13           $8.00           $7.86           N/A
  Accumulation units outstanding
  at the end of period                     10,833          9,287           8,590           1,490           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(649)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(601)

  Accumulation unit value:
    Beginning of period                    $13.81          $11.92          $11.50         $10.45           N/A
    End of period                          $11.14          $13.81          $11.92         $11.50           N/A
  Accumulation units outstanding
  at the end of period                     4,440           11,169          7,011            961            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(447)

  Accumulation unit value:
    Beginning of period                    $16.45          $12.02          $11.18          $8.94          $8.74
    End of period                          $17.84          $16.45          $12.02         $11.18          $8.94
  Accumulation units outstanding
  at the end of period                    206,728         233,291         228,496         118,475         3,061

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $11.14          $10.74          $10.22          $9.62           N/A
    End of period                          $11.70          $11.14          $10.74         $10.22           N/A
  Accumulation units outstanding
  at the end of period                     9,552           7,624           9,540            348            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $17.90          $14.60          $13.20         $11.32          $10.41
    End of period                          $19.29          $17.90          $14.60         $13.20          $11.32
  Accumulation units outstanding
  at the end of period                     93,342         105,546         102,057         47,746          1,483

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                    $13.64          $11.76          $10.88          $9.87           N/A
    End of period                          $13.50          $13.64          $11.76         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    377,805         563,462         486,619         29,238           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.15           N/A             N/A            N/A
    End of period                          $11.82          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,950            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(696)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.44          $10.81         $10.29           N/A
    End of period                          $12.41          $10.68          $10.44         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     58,645          59,761          15,511          7,903           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1328)

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $11.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,686            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1328)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(601)

  Accumulation unit value:
    Beginning of period                    $25.99          $22.04          $16.50         $14.22           N/A
    End of period                          $34.32          $25.99          $22.04         $16.50           N/A
  Accumulation units outstanding
  at the end of period                     15,792          15,583          14,175          1,437           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(447)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.67          $9.45           $8.23          $7.65
    End of period                          $13.27          $12.94          $12.67          $9.45          $8.23
  Accumulation units outstanding
  at the end of period                    228,210         240,576         272,404         132,769         3,529

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                    $10.14          $9.94            N/A             N/A            N/A
    End of period                          $10.64          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,108          8,573            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.65          $12.48         $11.05          $10.65
    End of period                          $15.33          $14.61          $13.65         $12.48          $11.05
  Accumulation units outstanding
  at the end of period                     99,355         116,288         116,151         58,528          1,487

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(447)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.40          $10.20          $9.50          $9.01
    End of period                          $11.96          $11.68          $10.40         $10.20          $9.50
  Accumulation units outstanding
  at the end of period                    149,986         170,747         168,532         81,106          1,851

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(447)

  Accumulation unit value:
    Beginning of period                    $19.86          $18.58          $17.48         $15.90          $15.70
    End of period                          $17.36          $19.86          $18.58         $17.48          $15.90
  Accumulation units outstanding
  at the end of period                    112,069         115,440         119,665         61,052          1,661

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(447)

  Accumulation unit value:
    Beginning of period                    $14.93          $13.02          $12.79         $11.16          $10.83
    End of period                          $14.27          $14.93          $13.02         $12.79          $11.16
  Accumulation units outstanding
  at the end of period                     94,677         105,030         111,288         65,716          1,429

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(655)

  Accumulation unit value:
    Beginning of period                    $5.83           $5.46           $5.46           $4.60           N/A
    End of period                          $6.52           $5.83           $5.46           $5.46           N/A
  Accumulation units outstanding
  at the end of period                     8,362           18,890          7,600            11             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(655)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                    $14.88          $15.45          $11.40         $10.16           N/A
    End of period                          $17.35          $14.88          $15.45         $11.40           N/A
  Accumulation units outstanding
  at the end of period                     90,601         113,827          79,039          9,886           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                    $12.97          $11.85          $11.05         $10.36           N/A
    End of period                          $14.02          $12.97          $11.85         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     43,635          55,287          77,132          9,060           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.13          $10.92         $10.09           N/A
    End of period                          $14.37          $13.85          $12.13         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     23,526          28,712          22,551         13,476           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(502)

  Accumulation unit value:
    Beginning of period                    $8.63           $8.43           $7.91           $8.17           N/A
    End of period                          $9.29           $8.63           $8.43           $7.91           N/A
  Accumulation units outstanding
  at the end of period                       -             3,420           3,423           2,018           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $10.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,663           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(524)

  Accumulation unit value:
    Beginning of period                    $13.15          $13.02          $13.04         $12.92           N/A
    End of period                          $13.90          $13.15          $13.02         $13.04           N/A
  Accumulation units outstanding
  at the end of period                     91,163          72,116          53,169         21,350           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(979)

  Accumulation unit value:
    Beginning of period                    $21.60          $19.45          $19.79           N/A            N/A
    End of period                          $19.55          $21.60          $19.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(979)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(582)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.83           N/A
    End of period                           N/A             N/A             N/A           $14.58           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(582)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.08          $12.12          $12.21         $11.90           N/A
    End of period                          $12.62          $13.08          $12.12         $12.21           N/A
  Accumulation units outstanding
  at the end of period                     21,885          20,064          16,674          8,066           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(601)

  Accumulation unit value:
    Beginning of period                    $20.33          $18.42          $17.99         $16.95           N/A
    End of period                          $18.72          $20.33          $18.42         $17.99           N/A
  Accumulation units outstanding
  at the end of period                      883             983            1,653            523            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(655)

  Accumulation unit value:
    Beginning of period                    $8.23           $7.97           $7.29           $6.16           N/A
    End of period                          $7.97           $8.23           $7.97           $7.29           N/A
  Accumulation units outstanding
  at the end of period                       -              588             583              8             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(655)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1455)

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,725            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(646)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.93           N/A
    End of period                           N/A             N/A             N/A           $10.20           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(646)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(535)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.90           N/A
    End of period                           N/A             N/A             N/A            $9.91           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(535)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(646)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.74           N/A
    End of period                           N/A             N/A             N/A           $10.09           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(646)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $10.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,149            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.99           N/A
    End of period                           N/A             N/A             N/A           $10.07           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.99           N/A
    End of period                           N/A             N/A             N/A            $9.82           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(547)

  Accumulation unit value:
    Beginning of period                    $14.15          $12.54          $11.85         $10.98           N/A
    End of period                          $15.08          $14.15          $12.54         $11.85           N/A
  Accumulation units outstanding
  at the end of period                    102,658         140,099         182,918         180,836          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(547)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.42          $10.29         $10.11           N/A
    End of period                          $11.38          $10.97          $10.42         $10.29           N/A
  Accumulation units outstanding
  at the end of period                    136,614          92,501          80,604         43,146           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(535)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.65          $12.06         $11.21           N/A
    End of period                          $14.96          $14.10          $12.65         $12.06           N/A
  Accumulation units outstanding
  at the end of period                    169,992         201,354         162,225         83,705           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(535)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(754)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.74          $10.29           N/A            N/A
    End of period                          $12.17          $11.57          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,467          44,009          34,679           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(754)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(404)

  Accumulation unit value:
    Beginning of period                    $13.40          $12.23          $11.78         $11.01          $10.41
    End of period                          $14.21          $13.40          $12.23         $11.78          $11.01
  Accumulation units outstanding
  at the end of period                    164,320         129,873         132,856         34,251           999

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(404)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1143)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.04           N/A             N/A            N/A
    End of period                          $11.46          $10.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.95          $9.79            N/A             N/A            N/A
    End of period                          $11.76          $10.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.01           N/A             N/A            N/A
    End of period                          $10.95          $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,297             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(645)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.12           N/A
    End of period                           N/A             N/A             N/A           $10.56           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(645)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(555)

  Accumulation unit value:
    Beginning of period                    $23.83          $21.48          $20.89         $19.78           N/A
    End of period                          $25.00          $23.83          $21.48         $20.89           N/A
  Accumulation units outstanding
  at the end of period                     13,012          8,916           7,069           3,889           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(626)

  Accumulation unit value:
    Beginning of period                    $11.36          $11.13          $11.10         $11.16           N/A
    End of period                          $11.61          $11.36          $11.13         $11.10           N/A
  Accumulation units outstanding
  at the end of period                     47,789          11,520          5,853           4,754           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(601)

  Accumulation unit value:
    Beginning of period                    $20.04          $16.97          $16.07         $14.78           N/A
    End of period                          $21.09          $20.04          $16.97         $16.07           N/A
  Accumulation units outstanding
  at the end of period                     19,471          17,725          13,058          6,743           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $26.90          $24.23          $23.40         $22.57           N/A
    End of period                          $28.91          $26.90          $24.23         $23.40           N/A
  Accumulation units outstanding
  at the end of period                     24,457          13,059          10,192          5,121           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $35.27          $33.83          $30.37         $27.81           N/A
    End of period                          $40.35          $35.27          $33.83         $30.37           N/A
  Accumulation units outstanding
  at the end of period                     10,962          9,651           14,633          4,243           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(555)

  Accumulation unit value:
    Beginning of period                    $15.31          $13.07          $12.61         $11.53           N/A
    End of period                          $15.07          $15.31          $13.07         $12.61           N/A
  Accumulation units outstanding
  at the end of period                     27,600          25,419          24,909         10,857           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.42%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(933)

  Accumulation unit value:
    Beginning of period                    $15.33          $11.51          $10.61           N/A            N/A
    End of period                          $12.71          $15.33          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(823)

  Accumulation unit value:
    Beginning of period                    $24.69          $24.18          $21.78           N/A            N/A
    End of period                          $26.44          $24.69          $24.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(823)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(800)

  Accumulation unit value:
    Beginning of period                    $17.48          $15.94          $15.12           N/A            N/A
    End of period                          $17.16          $17.48          $15.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(800)

  Accumulation unit value:
    Beginning of period                    $17.28          $16.91          $16.66           N/A            N/A
    End of period                          $18.05          $17.28          $16.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.99            N/A             N/A            N/A
    End of period                          $10.38          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(823)

  Accumulation unit value:
    Beginning of period                    $14.55          $11.30          $9.59            N/A            N/A
    End of period                          $15.90          $14.55          $11.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(823)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(800)

  Accumulation unit value:
    Beginning of period                    $19.10          $17.08          $15.75           N/A            N/A
    End of period                          $18.16          $19.10          $17.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(823)

  Accumulation unit value:
    Beginning of period                    $15.90          $13.94          $12.79           N/A            N/A
    End of period                          $14.46          $15.90          $13.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(823)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(800)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.76          $11.17           N/A            N/A
    End of period                          $11.18          $11.78          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(700)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.72          $10.78         $10.76           N/A
    End of period                          $11.27          $10.85          $10.72         $10.78           N/A
  Accumulation units outstanding
  at the end of period                      966             908            1,529            651            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(800)

  Accumulation unit value:
    Beginning of period                    $10.60          $8.38           $8.52            N/A            N/A
    End of period                          $10.45          $10.60          $8.38            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.78           N/A             N/A            N/A
    End of period                          $10.29          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               62             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(800)

  Accumulation unit value:
    Beginning of period                    $16.43          $12.01          $10.65           N/A            N/A
    End of period                          $17.82          $16.43          $12.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(692)

  Accumulation unit value:
    Beginning of period                    $17.89          $14.59          $13.19         $11.90           N/A
    End of period                          $19.27          $17.89          $14.59         $13.19           N/A
  Accumulation units outstanding
  at the end of period                     1,205           1,272           1,099            893            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(855)

  Accumulation unit value:
    Beginning of period                    $13.63          $11.75          $11.14           N/A            N/A
    End of period                          $13.50          $13.63          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,089             53              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1183)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.44           N/A             N/A            N/A
    End of period                          $11.82          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,073             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1183)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(800)

  Accumulation unit value:
    Beginning of period                    $25.96          $22.02          $19.61           N/A            N/A
    End of period                          $34.28          $25.96          $22.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(820)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.65          $9.81            N/A            N/A
    End of period                          $13.25          $12.93          $12.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(846)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.64          $12.68           N/A            N/A
    End of period                          $15.32          $14.61          $13.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                      670             711             467             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(692)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.39          $10.20          $9.50           N/A
    End of period                          $11.95          $11.67          $10.39         $10.20           N/A
  Accumulation units outstanding
  at the end of period                     2,140           2,190           1,878           2,417           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(820)

  Accumulation unit value:
    Beginning of period                    $19.84          $18.57          $15.66           N/A            N/A
    End of period                          $17.34          $19.84          $18.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(692)

  Accumulation unit value:
    Beginning of period                    $14.92          $13.01          $12.79         $11.57           N/A
    End of period                          $14.26          $14.92          $13.01         $12.79           N/A
  Accumulation units outstanding
  at the end of period                     1,051           1,069            828             463            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1066)

  Accumulation unit value:
    Beginning of period                    $5.79           $5.64            N/A             N/A            N/A
    End of period                          $6.48           $5.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(800)

  Accumulation unit value:
    Beginning of period                    $14.87          $15.45          $12.38           N/A            N/A
    End of period                          $17.34          $14.87          $15.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(800)

  Accumulation unit value:
    Beginning of period                    $12.97          $11.84          $10.91           N/A            N/A
    End of period                          $14.02          $12.97          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(800)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.12          $10.42           N/A            N/A
    End of period                          $14.36          $13.84          $12.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(732)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.53          $11.84         $11.78           N/A
    End of period                          $15.06          $14.14          $12.53         $11.84           N/A
  Accumulation units outstanding
  at the end of period                      238             244             253             262            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(792)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.64          $11.67           N/A            N/A
    End of period                          $14.94          $14.08          $12.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,344           6,344           6,344            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(792)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(713)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.74          $10.48         $10.30           N/A
    End of period                          $12.17          $11.57          $10.74         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     1,446           1,450           1,453            680            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(692)

  Accumulation unit value:
    Beginning of period                    $13.39          $12.22          $11.77         $11.06           N/A
    End of period                          $14.19          $13.39          $12.22         $11.77           N/A
  Accumulation units outstanding
  at the end of period                     1,899           1,977           2,051           1,031           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(917)

  Accumulation unit value:
    Beginning of period                    $11.34          $11.12          $11.08           N/A            N/A
    End of period                          $11.60          $11.34          $11.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(917)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(800)

  Accumulation unit value:
    Beginning of period                    $20.02          $16.96          $15.92           N/A            N/A
    End of period                          $21.08          $20.02          $16.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(800)

  Accumulation unit value:
    Beginning of period                    $26.86          $24.20          $21.98           N/A            N/A
    End of period                          $28.87          $26.86          $24.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(823)

  Accumulation unit value:
    Beginning of period                    $35.23          $33.79          $28.78           N/A            N/A
    End of period                          $40.30          $35.23          $33.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(823)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(823)

  Accumulation unit value:
    Beginning of period                    $15.30          $13.06          $12.31           N/A            N/A
    End of period                          $15.06          $15.30          $13.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(823)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.435%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1416)

  Accumulation unit value:
    Beginning of period                    $13.58           N/A             N/A             N/A            N/A
    End of period                          $13.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,425            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1416)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(1321)

  Accumulation unit value:
    Beginning of period                    $15.21           N/A             N/A             N/A            N/A
    End of period                          $14.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      180             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1416)

  Accumulation unit value:
    Beginning of period                    $12.54           N/A             N/A             N/A            N/A
    End of period                          $11.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      972             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1416)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division(1366)

  Accumulation unit value:
    Beginning of period                    $12.27           N/A             N/A             N/A            N/A
    End of period                          $13.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      428             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division(1324)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,141            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division(1324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division(1416)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      394             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division(1416)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1286)

  Accumulation unit value:
    Beginning of period                    $17.38           N/A             N/A             N/A            N/A
    End of period                          $18.02           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      409             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1286)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1321)

  Accumulation unit value:
    Beginning of period                    $15.94           N/A             N/A             N/A            N/A
    End of period                          $15.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      245             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(1276)

  Accumulation unit value:
    Beginning of period                    $10.96           N/A             N/A             N/A            N/A
    End of period                          $11.25           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       75             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1286)

  Accumulation unit value:
    Beginning of period                    $11.79           N/A             N/A             N/A            N/A
    End of period                          $10.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,197           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1286)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1366)

  Accumulation unit value:
    Beginning of period                    $17.80           N/A             N/A             N/A            N/A
    End of period                          $17.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      590             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(1276)

  Accumulation unit value:
    Beginning of period                    $18.18           N/A             N/A             N/A            N/A
    End of period                          $19.25           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       43             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1276)

  Accumulation unit value:
    Beginning of period                    $13.41           N/A             N/A             N/A            N/A
    End of period                          $13.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,769           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1275)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $11.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,170           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1275)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1366)

  Accumulation unit value:
    Beginning of period                    $11.35           N/A             N/A             N/A            N/A
    End of period                          $12.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,007            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1276)

  Accumulation unit value:
    Beginning of period                    $25.64           N/A             N/A             N/A            N/A
    End of period                          $34.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,022            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(1366)

  Accumulation unit value:
    Beginning of period                    $12.98           N/A             N/A             N/A            N/A
    End of period                          $13.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      607             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1276)

  Accumulation unit value:
    Beginning of period                    $15.18           N/A             N/A             N/A            N/A
    End of period                          $15.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       52             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index
Division(1276)

  Accumulation unit value:
    Beginning of period                    $11.57           N/A             N/A             N/A            N/A
    End of period                          $11.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       67             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index
Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1321)

  Accumulation unit value:
    Beginning of period                    $19.77           N/A             N/A             N/A            N/A
    End of period                          $17.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      417             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(1276)

  Accumulation unit value:
    Beginning of period                    $14.96           N/A             N/A             N/A            N/A
    End of period                          $14.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       55             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1321)

  Accumulation unit value:
    Beginning of period                    $14.85           N/A             N/A             N/A            N/A
    End of period                          $17.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,965           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1324)

  Accumulation unit value:
    Beginning of period                    $13.54           N/A             N/A             N/A            N/A
    End of period                          $14.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,626           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1416)

  Accumulation unit value:
    Beginning of period                    $15.48           N/A             N/A             N/A            N/A
    End of period                          $14.35           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      400             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1416)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(1445)

  Accumulation unit value:
    Beginning of period                    $14.59           N/A             N/A             N/A            N/A
    End of period                          $15.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,793            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(1445)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(1424)

  Accumulation unit value:
    Beginning of period                    $15.16           N/A             N/A             N/A            N/A
    End of period                          $14.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,637           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(1424)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1279)

  Accumulation unit value:
    Beginning of period                    $11.79           N/A             N/A             N/A            N/A
    End of period                          $12.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      495             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1445)

  Accumulation unit value:
    Beginning of period                    $13.88           N/A             N/A             N/A            N/A
    End of period                          $14.17           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,147            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1445)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.445%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(820)

  Accumulation unit value:
    Beginning of period                    $15.75          $13.17          $11.67           N/A            N/A
    End of period                          $16.87          $15.75          $13.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              121             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(303)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.32          $10.82         $10.08          $8.15
    End of period                          $13.46          $11.92          $11.32         $10.82          $10.08
  Accumulation units outstanding
  at the end of period                       -             5,127           7,039           6,874          1,971

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(959)

  Accumulation unit value:
    Beginning of period                    $15.32          $11.51          $11.42           N/A            N/A
    End of period                          $12.71          $15.32          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,179           1,470             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(959)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(322)

  Accumulation unit value:
    Beginning of period                    $13.64          $12.21          $11.54         $11.07          $8.65
    End of period                          $14.83          $13.64          $12.21         $11.54          $11.07
  Accumulation units outstanding
  at the end of period                       -               -             1,303            720            663

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(322)

  Accumulation unit value:
    Beginning of period                    $17.79          $17.37          $15.85         $15.46          $12.80
    End of period                          $19.27          $17.79          $17.37         $15.85          $15.46
  Accumulation units outstanding
  at the end of period                       -              193            1,204            715            488

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(322)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.25           $8.91          $7.89
    End of period                           N/A             N/A            $8.38           $9.25          $8.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              891            836

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(303)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.43          $9.71           $9.09          $8.19
    End of period                          $11.88          $11.28          $10.43          $9.71          $9.09
  Accumulation units outstanding
  at the end of period                      332             572            1,363           1,653          1,622

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(959)

  Accumulation unit value:
    Beginning of period                    $23.08          $20.87          $20.53           N/A            N/A
    End of period                          $27.17          $23.08          $20.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(959)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(490)

  Accumulation unit value:
    Beginning of period                    $24.62          $24.12          $23.61         $22.00           N/A
    End of period                          $26.36          $24.62          $24.12         $23.61           N/A
  Accumulation units outstanding
  at the end of period                     1,545           1,545           1,643           1,969           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.18           N/A             N/A             N/A            N/A
    End of period                          $13.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      804             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(303)

  Accumulation unit value:
    Beginning of period                    $17.43          $15.90          $15.76         $15.19          $12.41
    End of period                          $17.11          $17.43          $15.90         $15.76          $15.19
  Accumulation units outstanding
  at the end of period                     1,586           1,816           2,911           3,355          2,037

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(710)

  Accumulation unit value:
    Beginning of period                    $21.04          $17.96          $17.95         $16.90           N/A
    End of period                          $23.01          $21.04          $17.96         $17.95           N/A
  Accumulation units outstanding
  at the end of period                     3,579           3,376           3,611           2,437           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      997             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.80           N/A             N/A             N/A            N/A
    End of period                          $10.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,754            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,015            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(912)

  Accumulation unit value:
    Beginning of period                    $12.47          $10.85          $10.78           N/A            N/A
    End of period                          $11.42          $12.47          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                      486             927             928             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(912)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(303)

  Accumulation unit value:
    Beginning of period                    $17.23          $16.87          $16.84         $16.15          $15.16
    End of period                          $17.99          $17.23          $16.87         $16.84          $16.15
  Accumulation units outstanding
  at the end of period                     4,331           4,483           5,846           3,397          2,001

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.21          $11.05           N/A            N/A
    End of period                          $12.69          $12.66          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      391              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(710)

  Accumulation unit value:
    Beginning of period                    $14.52          $11.27          $9.74           $9.15           N/A
    End of period                          $15.86          $14.52          $11.27          $9.74           N/A
  Accumulation units outstanding
  at the end of period                     2,324            407             281              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(702)

  Accumulation unit value:
    Beginning of period                    $21.52          $19.68          $19.00         $17.72           N/A
    End of period                          $22.67          $21.52          $19.68         $19.00           N/A
  Accumulation units outstanding
  at the end of period                     2,583           2,583           2,583           2,583           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(303)

  Accumulation unit value:
    Beginning of period                    $14.18          $14.08          $14.09         $13.90          $14.03
    End of period                          $14.72          $14.18          $14.08         $14.09          $13.90
  Accumulation units outstanding
  at the end of period                     5,015           4,493           5,083           1,724           721

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.92           N/A             N/A             N/A            N/A
    End of period                          $13.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      842             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(303)

  Accumulation unit value:
    Beginning of period                    $19.06          $17.05          $16.05         $13.19          $10.29
    End of period                          $18.11          $19.06          $17.05         $16.05          $13.19
  Accumulation units outstanding
  at the end of period                     2,950           2,900           3,884           4,296          3,843

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(322)

  Accumulation unit value:
    Beginning of period                    $15.86          $13.92          $13.63         $12.10          $9.27
    End of period                          $14.42          $15.86          $13.92         $13.63          $12.10
  Accumulation units outstanding
  at the end of period                     2,941           3,034           4,176           2,020           945

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(283)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.74          $11.34          $9.53          $6.61
    End of period                          $11.16          $11.77          $10.74         $11.34          $9.53
  Accumulation units outstanding
  at the end of period                     16,156          17,113          16,359         20,488          11,741

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(311)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.71          $10.78         $10.65          $10.63
    End of period                          $11.25          $10.83          $10.71         $10.78          $10.65
  Accumulation units outstanding
  at the end of period                     16,099          15,354          13,942          8,591           415

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(959)

  Accumulation unit value:
    Beginning of period                    $5.64           $4.25           $4.34            N/A            N/A
    End of period                          $5.74           $5.64           $4.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                      805              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(959)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(283)

  Accumulation unit value:
    Beginning of period                    $10.58          $8.37           $9.09           $9.06          $6.34
    End of period                          $10.43          $10.58          $8.37           $9.09          $9.06
  Accumulation units outstanding
  at the end of period                     23,192          26,870          25,978         33,831          23,335

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1162)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.93           N/A             N/A            N/A
    End of period                          $10.29          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(956)

  Accumulation unit value:
    Beginning of period                    $13.77          $11.88          $11.81           N/A            N/A
    End of period                          $11.10          $13.77          $11.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(956)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(283)

  Accumulation unit value:
    Beginning of period                    $16.41          $12.00          $11.16          $8.92          $5.85
    End of period                          $17.79          $16.41          $12.00         $11.16          $8.92
  Accumulation units outstanding
  at the end of period                     17,347          21,006          21,592         26,303          15,310

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(825)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.71          $10.57           N/A            N/A
    End of period                          $11.66          $11.11          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                      734            1,008           1,060            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(825)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(311)

  Accumulation unit value:
    Beginning of period                    $17.87          $14.58          $13.19         $11.31          $8.26
    End of period                          $19.25          $17.87          $14.58         $13.19          $11.31
  Accumulation units outstanding
  at the end of period                     9,100           8,798           8,291           7,200          9,236

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(744)

  Accumulation unit value:
    Beginning of period                    $13.63          $11.75          $10.50           N/A            N/A
    End of period                          $13.49          $13.63          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,820          86,040          49,958           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(744)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.60           N/A             N/A             N/A            N/A
    End of period                          $11.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      285             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(740)

  Accumulation unit value:
    Beginning of period                    $25.91          $21.98          $15.72           N/A            N/A
    End of period                          $34.21          $25.91          $21.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                      863             833             932             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(283)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.64          $9.43           $8.22          $6.63
    End of period                          $13.23          $12.91          $12.64          $9.43          $8.22
  Accumulation units outstanding
  at the end of period                     21,802          27,004          27,344         31,712          22,272

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(311)

  Accumulation unit value:
    Beginning of period                    $14.59          $13.63          $12.47         $11.04          $8.22
    End of period                          $15.30          $14.59          $13.63         $12.47          $11.04
  Accumulation units outstanding
  at the end of period                     9,725           9,172           8,214           7,401          14,839

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(311)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.38          $10.19          $9.49          $7.69
    End of period                          $11.93          $11.66          $10.38         $10.19          $9.49
  Accumulation units outstanding
  at the end of period                     20,459          18,897          19,083         15,677          20,085

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(308)

  Accumulation unit value:
    Beginning of period                    $19.81          $18.54          $17.44         $15.88          $11.19
    End of period                          $17.31          $19.81          $18.54         $17.44          $15.88
  Accumulation units outstanding
  at the end of period                     7,368           9,077           8,789          10,773          5,100

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(311)

  Accumulation unit value:
    Beginning of period                    $14.91          $13.00          $12.78         $11.15          $7.80
    End of period                          $14.24          $14.91          $13.00         $12.78          $11.15
  Accumulation units outstanding
  at the end of period                     9,674           9,260           8,213           7,273          6,541

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(836)

  Accumulation unit value:
    Beginning of period                    $5.78           $5.42           $5.18            N/A            N/A
    End of period                          $6.46           $5.78           $5.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(836)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(791)

  Accumulation unit value:
    Beginning of period                    $14.86          $15.45          $12.38           N/A            N/A
    End of period                          $17.33          $14.86          $15.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,070           9,584           9,067            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.84          $11.35           N/A            N/A
    End of period                          $14.01          $12.96          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,012           4,184           7,478            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.11          $10.91          $9.48          $6.60
    End of period                          $14.34          $13.82          $12.11         $10.91          $9.48
  Accumulation units outstanding
  at the end of period                     10,983          12,022          11,088         12,878          5,000

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(283)

  Accumulation unit value:
    Beginning of period                    $8.61           $8.41           $7.90           $7.76          $6.50
    End of period                          $9.27           $8.61           $8.41           $7.90          $7.76
  Accumulation units outstanding
  at the end of period                       -               -               -             8,929          1,178

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(294)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.98          $13.00         $12.76          $12.58
    End of period                          $13.85          $13.11          $12.98         $13.00          $12.76
  Accumulation units outstanding
  at the end of period                     10,674          10,787          12,700         13,111          7,427

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $21.51          $19.38          $18.26         $16.55          $12.45
    End of period                          $19.47          $21.51          $19.38         $18.26          $16.55
  Accumulation units outstanding
  at the end of period                       -               -               -              471            410

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(303)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.16          $12.90
    End of period                           N/A             N/A             N/A           $14.53          $14.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,054

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.04          $12.09          $12.18         $11.87           N/A
    End of period                          $12.58          $13.04          $12.09         $12.18           N/A
  Accumulation units outstanding
  at the end of period                     5,312           5,743           7,131           3,550           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(303)

  Accumulation unit value:
    Beginning of period                    $20.24          $18.35          $17.93         $16.74          $13.36
    End of period                          $18.64          $20.24          $18.35         $17.93          $16.74
  Accumulation units outstanding
  at the end of period                       -              178             521             631            568

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(415)

  Accumulation unit value:
    Beginning of period                    $8.15           $7.90           $7.22           $6.23          $5.95
    End of period                          $7.89           $8.15           $7.90           $7.22          $6.23
  Accumulation units outstanding
  at the end of period                       -               -               -              973            585

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(310)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.95          $7.99
    End of period                           N/A             N/A             N/A           $10.08          $9.95
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             399

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(282)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91          $7.24
    End of period                           N/A             N/A             N/A           $10.05          $9.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             986

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(350)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.51          $11.82         $10.75          $9.80
    End of period                          $15.03          $14.11          $12.51         $11.82          $10.75
  Accumulation units outstanding
  at the end of period                     4,152           4,149           4,191           4,961          1,157

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(770)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.42          $10.27           N/A            N/A
    End of period                          $11.37          $10.96          $10.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,769             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(770)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(294)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.62          $12.03         $11.07          $9.13
    End of period                          $14.91          $14.05          $12.62         $12.03          $11.07
  Accumulation units outstanding
  at the end of period                     64,100          71,217         148,839         119,455         41,316

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1055)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.11           N/A             N/A            N/A
    End of period                          $12.16          $11.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1055)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(337)

  Accumulation unit value:
    Beginning of period                    $13.36          $12.20          $11.75         $10.99          $10.08
    End of period                          $14.16          $13.36          $12.20         $11.75          $10.99
  Accumulation units outstanding
  at the end of period                     8,505           2,252           2,509          24,770          23,970

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(303)

  Accumulation unit value:
    Beginning of period                    $23.73          $21.40          $20.82         $19.24          $16.02
    End of period                          $24.89          $23.73          $21.40         $20.82          $19.24
  Accumulation units outstanding
  at the end of period                     3,358           3,068           3,935           1,806          1,262

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(795)

  Accumulation unit value:
    Beginning of period                    $11.32          $11.09          $11.05           N/A            N/A
    End of period                          $11.57          $11.32          $11.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,986             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(322)

  Accumulation unit value:
    Beginning of period                    $20.01          $16.95          $16.06         $14.34          $11.31
    End of period                          $21.05          $20.01          $16.95         $16.06          $14.34
  Accumulation units outstanding
  at the end of period                     1,294            449            1,120           1,581           540

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(303)

  Accumulation unit value:
    Beginning of period                    $26.79          $24.14          $23.32         $21.75          $17.26
    End of period                          $28.78          $26.79          $24.14         $23.32          $21.75
  Accumulation units outstanding
  at the end of period                     1,765            782            2,509           2,385          1,380

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $35.13          $33.70          $30.27         $26.28          $19.39
    End of period                          $40.18          $35.13          $33.70         $30.27          $26.28
  Accumulation units outstanding
  at the end of period                     5,743           8,617           8,377           6,597          3,558

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(303)

  Accumulation unit value:
    Beginning of period                    $15.28          $13.04          $12.59         $11.20          $8.47
    End of period                          $15.03          $15.28          $13.04         $12.59          $11.20
  Accumulation units outstanding
  at the end of period                     5,241           4,792           7,275           7,418          3,082

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $15.73          $13.15          $12.18         $10.72          $8.55
    End of period                          $16.85          $15.73          $13.15         $12.18          $10.72
  Accumulation units outstanding
  at the end of period                     2,204           16,696           223             229             -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $8.08
    End of period                          $8.55
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(161)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.32          $10.82         $10.08          $7.94
    End of period                          $13.46          $11.92          $11.32         $10.82          $10.08
  Accumulation units outstanding
  at the end of period                     5,034           3,009           4,435           2,594            -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(161)

  Accumulation unit value:
    Beginning of period                    $8.45
    End of period                          $7.94
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(166)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.22          $7.71
    End of period                           N/A             N/A             N/A            $8.99          $9.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(166)

  Accumulation unit value:
    Beginning of period                    $7.90
    End of period                          $7.71
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(843)

  Accumulation unit value:
    Beginning of period                    $15.32          $11.51          $10.43           N/A            N/A
    End of period                          $12.70          $15.32          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                      461            11,640            -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(213)

  Accumulation unit value:
    Beginning of period                    $13.64          $12.21          $11.54         $11.07          $8.19
    End of period                          $14.82          $13.64          $12.21         $11.54          $11.07
  Accumulation units outstanding
  at the end of period                      397            1,564            998             887             -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(213)

  Accumulation unit value:
    Beginning of period                    $8.10
    End of period                          $8.19
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(161)

  Accumulation unit value:
    Beginning of period                    $17.78          $17.36          $15.84         $15.46          $11.71
    End of period                          $19.25          $17.78          $17.36         $15.84          $15.46
  Accumulation units outstanding
  at the end of period                       -             1,854           1,611           1,412            -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(161)

  Accumulation unit value:
    Beginning of period                    $12.72
    End of period                          $11.71
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.25           $8.92          $7.35
    End of period                           N/A             N/A            $8.39           $9.25          $8.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $7.38
    End of period                          $7.35
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(161)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.43          $9.71           $9.09          $8.19
    End of period                          $11.88          $11.27          $10.43          $9.71          $9.09
  Accumulation units outstanding
  at the end of period                     2,617           1,614           1,550             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(161)

  Accumulation unit value:
    Beginning of period                    $8.33
    End of period                          $8.19
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(706)

  Accumulation unit value:
    Beginning of period                    $23.07          $20.86          $20.98         $20.33           N/A
    End of period                          $27.15          $23.07          $20.86         $20.98           N/A
  Accumulation units outstanding
  at the end of period                      109              -              261             259            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.49            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      262             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $24.61          $24.11          $23.60         $21.66          $16.39
    End of period                          $26.35          $24.61          $24.11         $23.60          $21.66
  Accumulation units outstanding
  at the end of period                     1,191            215            1,068            403             -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $16.67
    End of period                          $16.39
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.38           N/A             N/A             N/A            N/A
    End of period                          $13.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,909            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(134)

  Accumulation unit value:
    Beginning of period                    $17.43          $15.90          $15.76         $15.19          $12.50
    End of period                          $17.11          $17.43          $15.90         $15.76          $15.19
  Accumulation units outstanding
  at the end of period                      928            1,134           1,521           1,424            -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(134)

  Accumulation unit value:
    Beginning of period                    $14.59
    End of period                          $12.50
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(127)

  Accumulation unit value:
    Beginning of period                    $21.03          $17.95          $17.94         $15.48          $11.33
    End of period                          $23.00          $21.03          $17.95         $17.94          $15.48
  Accumulation units outstanding
  at the end of period                     2,751           1,311           1,253            892             -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(127)

  Accumulation unit value:
    Beginning of period                    $14.31
    End of period                          $11.33
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,432           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      406             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                    $10.80          $9.98            N/A             N/A            N/A
    End of period                          $10.73          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,271             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      843             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(854)

  Accumulation unit value:
    Beginning of period                    $12.47          $10.85          $10.54           N/A            N/A
    End of period                          $11.42          $12.47          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,990             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(161)

  Accumulation unit value:
    Beginning of period                    $17.22          $16.86          $16.84         $16.14          $14.57
    End of period                          $17.98          $17.22          $16.86         $16.84          $16.14
  Accumulation units outstanding
  at the end of period                     9,887           4,667           3,965            122             -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(161)

  Accumulation unit value:
    Beginning of period                    $13.63
    End of period                          $14.57
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.21          $10.45           N/A            N/A
    End of period                          $12.69          $12.66          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,736            259             543             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $10.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      421             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(502)

  Accumulation unit value:
    Beginning of period                    $14.52          $11.27          $9.74           $8.54           N/A
    End of period                          $15.86          $14.52          $11.27          $9.74           N/A
  Accumulation units outstanding
  at the end of period                     6,550           20,157          8,780           5,859           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(259)

  Accumulation unit value:
    Beginning of period                    $21.51          $19.67          $18.99         $16.49          $12.23
    End of period                          $22.66          $21.51          $19.67         $18.99          $16.49
  Accumulation units outstanding
  at the end of period                      396             163             715             761             -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(259)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $14.17          $14.07          $14.08         $13.90          $14.08
    End of period                          $14.71          $14.17          $14.07         $14.08          $13.90
  Accumulation units outstanding
  at the end of period                     5,384           4,562           3,892           1,393            -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $13.03
    End of period                          $14.08
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1221)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.74           N/A             N/A            N/A
    End of period                          $13.91          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,039             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1221)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $19.05          $17.04          $16.05         $13.19          $10.48
    End of period                          $18.10          $19.05          $17.04         $16.05          $13.19
  Accumulation units outstanding
  at the end of period                     8,244           5,868           8,033           3,568           632

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $12.85
    End of period                          $10.48
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(127)

  Accumulation unit value:
    Beginning of period                    $15.85          $13.91          $13.62         $12.10          $8.93
    End of period                          $14.42          $15.85          $13.91         $13.62          $12.10
  Accumulation units outstanding
  at the end of period                     5,522           5,271           7,937           4,401            -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(127)

  Accumulation unit value:
    Beginning of period                    $10.99
    End of period                          $8.93
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.74          $11.34          $9.53          $7.35
    End of period                          $11.15          $11.76          $10.74         $11.34          $9.53
  Accumulation units outstanding
  at the end of period                     21,012          37,936          50,963         33,520           775

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.44
    End of period                          $7.35
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(148)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.71          $10.77         $10.65          $10.60
    End of period                          $11.25          $10.83          $10.71         $10.77          $10.65
  Accumulation units outstanding
  at the end of period                     31,273          38,406          32,362          9,307            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(148)

  Accumulation unit value:
    Beginning of period                    $10.13
    End of period                          $10.60
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(527)

  Accumulation unit value:
    Beginning of period                    $5.64           $4.25           $4.31           $4.16           N/A
    End of period                          $5.74           $5.64           $4.25           $4.31           N/A
  Accumulation units outstanding
  at the end of period                      661            1,811            403              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(527)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(762)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.81           $10.07           N/A            N/A
    End of period                          $9.76           $10.86          $9.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,597           1,630           1,496            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $10.58          $8.37           $9.09           $9.06          $7.38
    End of period                          $10.43          $10.58          $8.37           $9.09          $9.06
  Accumulation units outstanding
  at the end of period                     43,542          71,093          63,705         41,563           812

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.05
    End of period                          $7.38
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.04           N/A             N/A            N/A
    End of period                          $10.29          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,334           8,766            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(139)

  Accumulation unit value:
    Beginning of period                    $9.10           $7.98           $7.85           $7.23          $5.74
    End of period                          $9.21           $9.10           $7.98           $7.85          $7.23
  Accumulation units outstanding
  at the end of period                     3,483           3,413           3,160           3,770            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(139)

  Accumulation unit value:
    Beginning of period                    $6.55
    End of period                          $5.74
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(527)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.88          $11.48         $10.98           N/A
    End of period                          $11.10          $13.76          $11.88         $11.48           N/A
  Accumulation units outstanding
  at the end of period                     1,404            624             769             126            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(527)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $16.40          $11.99          $11.15          $8.92          $6.87
    End of period                          $17.78          $16.40          $11.99         $11.15          $8.92
  Accumulation units outstanding
  at the end of period                     40,494          60,808          59,968         35,409           760

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $8.74
    End of period                          $6.87
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(498)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.71          $10.20         $10.24           N/A
    End of period                          $11.66          $11.11          $10.71         $10.20           N/A
  Accumulation units outstanding
  at the end of period                     4,712           1,057           1,702            31             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $17.86          $14.58          $13.18         $11.31          $8.44
    End of period                          $19.24          $17.86          $14.58         $13.18          $11.31
  Accumulation units outstanding
  at the end of period                     14,541          16,711          17,442          8,315            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $9.62
    End of period                          $8.44
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.75          $10.88         $10.31           N/A
    End of period                          $13.48          $13.62          $11.75         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    144,220         149,237         146,432         15,880           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1212)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.74           N/A             N/A            N/A
    End of period                          $11.81          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(694)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.44          $10.81         $10.24           N/A
    End of period                          $12.40          $10.67          $10.44         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     13,424          14,925          11,357           589            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(498)

  Accumulation unit value:
    Beginning of period                    $25.91          $21.98          $16.47         $12.99           N/A
    End of period                          $34.20          $25.91          $21.98         $16.47           N/A
  Accumulation units outstanding
  at the end of period                     2,730           16,488          17,912           72             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $12.90          $12.63          $9.43           $8.21          $7.08
    End of period                          $13.22          $12.90          $12.63          $9.43          $8.21
  Accumulation units outstanding
  at the end of period                     33,574          47,817          61,373         42,191           868

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.60
    End of period                          $7.08
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $14.59          $13.63          $12.47         $11.04          $8.41
    End of period                          $15.29          $14.59          $13.63         $12.47          $11.04
  Accumulation units outstanding
  at the end of period                     13,244          19,247          20,301          8,990            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $9.64
    End of period                          $8.41
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.38          $10.19          $9.49          $7.61
    End of period                          $11.93          $11.66          $10.38         $10.19          $9.49
  Accumulation units outstanding
  at the end of period                     22,929          29,187          31,447         11,189            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $8.64
    End of period                          $7.61
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $19.80          $18.54          $17.44         $15.87          $10.99
    End of period                          $17.30          $19.80          $18.54         $17.44          $15.87
  Accumulation units outstanding
  at the end of period                     12,382          21,627          30,173         21,708           425

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $14.81
    End of period                          $10.99
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.00          $12.78         $11.15          $7.84
    End of period                          $14.23          $14.90          $13.00         $12.78          $11.15
  Accumulation units outstanding
  at the end of period                     15,507          21,405          24,218         10,819            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $9.46
    End of period                          $7.84
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(706)

  Accumulation unit value:
    Beginning of period                    $5.78           $5.42           $5.42           $5.28           N/A
    End of period                          $6.46           $5.78           $5.42           $5.42           N/A
  Accumulation units outstanding
  at the end of period                     3,781           1,462           1,578            198            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(735)

  Accumulation unit value:
    Beginning of period                    $14.86          $15.44          $11.40         $11.43           N/A
    End of period                          $17.33          $14.86          $15.44         $11.40           N/A
  Accumulation units outstanding
  at the end of period                     22,233          30,956          24,665          1,010           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.84          $11.05         $10.77           N/A
    End of period                          $14.00          $12.96          $11.84         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     16,371          26,012          17,524            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(143)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.11          $10.91          $9.48          $6.91
    End of period                          $14.33          $13.82          $12.11         $10.91          $9.48
  Accumulation units outstanding
  at the end of period                     4,071           6,511           6,785           4,849            -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(143)

  Accumulation unit value:
    Beginning of period                    $8.31
    End of period                          $6.91
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(303)

  Accumulation unit value:
    Beginning of period                    $8.61           $8.41           $7.90           $7.76          $6.80
    End of period                          $9.27           $8.61           $8.41           $7.90          $7.76
  Accumulation units outstanding
  at the end of period                       -               -               -              787             -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $10.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,050            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.98          $13.00         $12.76          $12.48
    End of period                          $13.84          $13.11          $12.98         $13.00          $12.76
  Accumulation units outstanding
  at the end of period                     15,103          9,107           6,741           2,557           686

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $11.94
    End of period                          $12.48
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(385)

  Accumulation unit value:
    Beginning of period                    $21.50          $19.37          $18.25         $16.55          $14.44
    End of period                          $19.45          $21.50          $19.37         $18.25          $16.55
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.16          $12.23
    End of period                           N/A             N/A             N/A           $14.53          $14.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(139)

  Accumulation unit value:
    Beginning of period                    $12.12
    End of period                          $12.23
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.08          $12.18         $11.86           N/A
    End of period                          $12.57          $13.03          $12.08         $12.18           N/A
  Accumulation units outstanding
  at the end of period                     3,194           2,098           1,018            169            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $20.23          $18.34          $17.92         $16.73          $13.77
    End of period                          $18.63          $20.23          $18.34         $17.92          $16.73
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $13.77
    End of period                          $13.77
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(185)

  Accumulation unit value:
    Beginning of period                    $8.15           $7.89           $7.22           $6.23          $4.79
    End of period                          $7.89           $8.15           $7.89           $7.22          $6.23
  Accumulation units outstanding
  at the end of period                       -              468              -              69              -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(185)

  Accumulation unit value:
    Beginning of period                    $4.86
    End of period                          $4.79
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(384)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08          $9.00
    End of period                           N/A             N/A             N/A           $10.19          $10.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(384)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.78          $7.66
    End of period                           N/A             N/A             N/A            $9.90          $9.78
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(122)

  Accumulation unit value:
    Beginning of period                    $9.65
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.55           N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,825            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(124)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.90          $7.81
    End of period                           N/A             N/A             N/A           $10.04          $9.90
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(124)

  Accumulation unit value:
    Beginning of period                    $9.70
    End of period                          $7.81
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.69          $7.66
    End of period                           N/A             N/A             N/A            $9.79          $9.69
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(123)

  Accumulation unit value:
    Beginning of period                    $9.58
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(116)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.51          $11.81         $10.75          $8.69
    End of period                          $15.02          $14.10          $12.51         $11.81          $10.75
  Accumulation units outstanding
  at the end of period                     2,072             -               7              109             -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(116)

  Accumulation unit value:
    Beginning of period                    $10.67
    End of period                          $8.69
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(707)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.42          $10.29         $10.18           N/A
    End of period                          $11.37          $10.96          $10.42         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     4,258           6,715           3,323             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(112)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.61          $12.03         $11.07          $9.32
    End of period                          $14.90          $14.05          $12.61         $12.03          $11.07
  Accumulation units outstanding
  at the end of period                     44,056          59,273          67,739         50,260          1,566

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(112)

  Accumulation unit value:
    Beginning of period                    $10.67
    End of period                          $9.32
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(716)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.74          $10.48         $10.33           N/A
    End of period                          $12.16          $11.56          $10.74         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     22,849          36,723          40,392          1,138           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $13.35          $12.20          $11.75         $10.99          $9.56
    End of period                          $14.15          $13.35          $12.20         $11.75          $10.99
  Accumulation units outstanding
  at the end of period                     81,317          87,145          86,927         32,886            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $10.37
    End of period                          $9.56
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(131)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.37          $8.14
    End of period                           N/A             N/A             N/A           $10.53          $10.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(131)

  Accumulation unit value:
    Beginning of period                    $9.77
    End of period                          $8.14
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                    $23.72          $21.39          $20.81         $19.24          $16.22
    End of period                          $24.88          $23.72          $21.39         $20.81          $19.24
  Accumulation units outstanding
  at the end of period                     5,546           3,782           3,875            23              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                    $17.48
    End of period                          $16.22
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(109)

  Accumulation unit value:
    Beginning of period                    $11.30          $11.08          $11.06         $11.24          $11.47
    End of period                          $11.55          $11.30          $11.08         $11.06          $11.24
  Accumulation units outstanding
  at the end of period                     4,359           5,771             68             335             -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(109)

  Accumulation unit value:
    Beginning of period                    $11.58
    End of period                          $11.47
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(354)

  Accumulation unit value:
    Beginning of period                    $20.00          $16.95          $16.06         $14.34          $12.32
    End of period                          $21.05          $20.00          $16.95         $16.06          $14.34
  Accumulation units outstanding
  at the end of period                     1,833           1,094            207              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $26.77          $24.13          $23.31         $21.74          $17.06
    End of period                          $28.76          $26.77          $24.13         $23.31          $21.74
  Accumulation units outstanding
  at the end of period                     2,537           1,408           1,670            709             -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $20.15
    End of period                          $17.06
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $35.11          $33.68          $30.25         $26.27          $19.42
    End of period                          $40.15          $35.11          $33.68         $30.25          $26.27
  Accumulation units outstanding
  at the end of period                     2,644           2,745           2,237           1,210            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $24.07
    End of period                          $19.42
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(131)

  Accumulation unit value:
    Beginning of period                    $15.27          $13.04          $12.59         $11.19          $8.83
    End of period                          $15.02          $15.27          $13.04         $12.59          $11.19
  Accumulation units outstanding
  at the end of period                     3,265           4,625           4,845            541             -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(131)

  Accumulation unit value:
    Beginning of period                    $10.51
    End of period                          $8.83
  Accumulation units outstanding
  at the end of period                       -

Accumulation Unit Values
Contract with Endorsements - 2.455%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1236)

  Accumulation unit value:
    Beginning of period                    $20.71           N/A             N/A             N/A            N/A
    End of period                          $22.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      976             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1236)

  Accumulation unit value:
    Beginning of period                    $17.20           N/A             N/A             N/A            N/A
    End of period                          $17.97           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,950            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1236)

  Accumulation unit value:
    Beginning of period                    $14.57           N/A             N/A             N/A            N/A
    End of period                          $15.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,435            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(1236)

  Accumulation unit value:
    Beginning of period                    $19.38           N/A             N/A             N/A            N/A
    End of period                          $18.09           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      571             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1236)

  Accumulation unit value:
    Beginning of period                    $16.87           N/A             N/A             N/A            N/A
    End of period                          $17.77           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      595             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1236)

  Accumulation unit value:
    Beginning of period                    $13.07           N/A             N/A             N/A            N/A
    End of period                          $13.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      846             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1236)

  Accumulation unit value:
    Beginning of period                    $13.14           N/A             N/A             N/A            N/A
    End of period                          $12.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      875             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(1404)

  Accumulation unit value:
    Beginning of period                    $15.27           N/A             N/A             N/A            N/A
    End of period                          $15.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      743             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(1404)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1236)

  Accumulation unit value:
    Beginning of period                    $19.99           N/A             N/A             N/A            N/A
    End of period                          $21.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,573            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1236)

  Accumulation unit value:
    Beginning of period                    $26.96           N/A             N/A             N/A            N/A
    End of period                          $28.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      778             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(1236)

  Accumulation unit value:
    Beginning of period                    $35.28           N/A             N/A             N/A            N/A
    End of period                          $40.12           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      559             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(1236)

  Accumulation unit value:
    Beginning of period                    $15.33           N/A             N/A             N/A            N/A
    End of period                          $15.02           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      705             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.46%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                    $15.72          $13.15          $12.17         $10.30           N/A
    End of period                          $16.84          $15.72          $13.15         $12.17           N/A
  Accumulation units outstanding
  at the end of period                     8,707           5,296           3,607            491            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.32          $10.82         $10.08          $9.70
    End of period                          $13.45          $11.91          $11.32         $10.82          $10.08
  Accumulation units outstanding
  at the end of period                     19,837          21,451          24,493         11,842           701

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                    $15.32          $11.51          $10.21           N/A            N/A
    End of period                          $12.70          $15.32          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,657          36,268          8,830            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(455)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.20          $11.53         $11.06          $10.87
    End of period                          $14.81          $13.63          $12.20         $11.53          $11.06
  Accumulation units outstanding
  at the end of period                     15,152          35,096          32,709         30,158            52

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(455)

  Accumulation unit value:
    Beginning of period                    $17.76          $17.34          $15.82         $15.44          $14.74
    End of period                          $19.23          $17.76          $17.34         $15.82          $15.44
  Accumulation units outstanding
  at the end of period                       -             6,922           8,942           4,062            38

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.24           $8.62           N/A
    End of period                           N/A             N/A            $8.37           $9.24           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              284            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(449)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.42          $9.70           $9.09          $8.82
    End of period                          $11.87          $11.27          $10.42          $9.70          $9.09
  Accumulation units outstanding
  at the end of period                     33,084          32,278          32,699         25,631          3,592

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(665)

  Accumulation unit value:
    Beginning of period                    $23.04          $20.84          $20.95         $18.74           N/A
    End of period                          $27.12          $23.04          $20.84         $20.95           N/A
  Accumulation units outstanding
  at the end of period                     1,792           1,686           2,047           1,051           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(738)

  Accumulation unit value:
    Beginning of period                    $24.58          $24.08          $23.37           N/A            N/A
    End of period                          $26.31          $24.58          $24.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,155           1,182           2,186            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    637,862           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(524)

  Accumulation unit value:
    Beginning of period                    $17.41          $15.88          $15.74         $15.48           N/A
    End of period                          $17.08          $17.41          $15.88         $15.74           N/A
  Accumulation units outstanding
  at the end of period                     5,109           5,901           7,897          11,998           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(455)

  Accumulation unit value:
    Beginning of period                    $21.01          $17.93          $17.93         $15.46          $15.43
    End of period                          $22.98          $21.01          $17.93         $17.93          $15.46
  Accumulation units outstanding
  at the end of period                     22,244          19,366          17,618           893             36

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    138,454           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.31           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,904           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.91           N/A             N/A             N/A            N/A
    End of period                          $10.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     64,316           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,558           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $12.46          $10.85          $10.61           N/A            N/A
    End of period                          $11.41          $12.46          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,899          15,138          4,006            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(410)

  Accumulation unit value:
    Beginning of period                    $17.20          $16.84          $16.82         $16.12          $15.66
    End of period                          $17.96          $17.20          $16.84         $16.82          $16.12
  Accumulation units outstanding
  at the end of period                     32,837          34,433          36,277          4,141           110

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(410)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                    $12.65          $11.21          $10.45           N/A            N/A
    End of period                          $12.69          $12.65          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,376          9,974           3,563            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1174)

  Accumulation unit value:
    Beginning of period                    $10.14          $10.09           N/A             N/A            N/A
    End of period                          $10.37          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,516           1,823            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1174)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(537)

  Accumulation unit value:
    Beginning of period                    $14.50          $11.26          $9.73           $8.32           N/A
    End of period                          $15.84          $14.50          $11.26          $9.73           N/A
  Accumulation units outstanding
  at the end of period                     63,477          56,849          45,876         29,549           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(537)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(525)

  Accumulation unit value:
    Beginning of period                    $21.48          $19.65          $18.97         $16.98           N/A
    End of period                          $22.63          $21.48          $19.65         $18.97           N/A
  Accumulation units outstanding
  at the end of period                     5,493           4,188           5,380           6,227           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(464)

  Accumulation unit value:
    Beginning of period                    $14.16          $14.05          $14.07         $13.89          $13.81
    End of period                          $14.69          $14.16          $14.05         $14.07          $13.89
  Accumulation units outstanding
  at the end of period                     8,515           21,838          24,783          6,684           392

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.14           N/A             N/A            N/A
    End of period                          $13.90          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,314          3,875            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(521)

  Accumulation unit value:
    Beginning of period                    $19.03          $17.03          $16.04         $13.77           N/A
    End of period                          $18.08          $19.03          $17.03         $16.04           N/A
  Accumulation units outstanding
  at the end of period                     46,726          64,685          60,212         36,237           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(429)

  Accumulation unit value:
    Beginning of period                    $15.84          $13.90          $13.61         $12.09          $11.13
    End of period                          $14.40          $15.84          $13.90         $13.61          $12.09
  Accumulation units outstanding
  at the end of period                     29,072          44,332          54,406         30,915          3,104

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(410)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.73          $11.33          $9.53          $8.20
    End of period                          $11.14          $11.75          $10.73         $11.33          $9.53
  Accumulation units outstanding
  at the end of period                    270,040         292,844         266,841         189,376         12,500

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(410)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(479)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.70          $10.77         $10.65          $10.69
    End of period                          $11.24          $10.83          $10.70         $10.77          $10.65
  Accumulation units outstanding
  at the end of period                     81,907          96,737         107,099         72,574          1,060

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                    $5.64           $4.24           $4.31           $3.83           N/A
    End of period                          $5.73           $5.64           $4.24           $4.31           N/A
  Accumulation units outstanding
  at the end of period                     38,895          38,990          31,712         260,553          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(559)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.81           $10.30          $9.72           N/A
    End of period                          $9.76           $10.86          $9.81          $10.30           N/A
  Accumulation units outstanding
  at the end of period                     15,840          17,702          18,370         12,013           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(559)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(410)

  Accumulation unit value:
    Beginning of period                    $10.57          $8.36           $9.09           $9.05          $8.09
    End of period                          $10.42          $10.57          $8.36           $9.09          $9.05
  Accumulation units outstanding
  at the end of period                    279,505         347,709         319,314         133,984         12,044

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(410)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                    $11.71          $9.88            N/A             N/A            N/A
    End of period                          $10.28          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,138          48,348           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(455)

  Accumulation unit value:
    Beginning of period                    $9.09           $7.98           $7.84           $7.22          $6.81
    End of period                          $9.20           $9.09           $7.98           $7.84          $7.22
  Accumulation units outstanding
  at the end of period                     61,225          45,988          36,732         25,971            74

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(632)

  Accumulation unit value:
    Beginning of period                    $13.75          $11.88          $11.47         $10.28           N/A
    End of period                          $11.09          $13.75          $11.88         $11.47           N/A
  Accumulation units outstanding
  at the end of period                     20,779          21,367          16,870          6,269           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(632)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(410)

  Accumulation unit value:
    Beginning of period                    $16.39          $11.99          $11.15          $8.92          $8.40
    End of period                          $17.76          $16.39          $11.99         $11.15          $8.92
  Accumulation units outstanding
  at the end of period                    254,591         301,021         271,566         189,431         11,700

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(410)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(537)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.71          $10.20         $10.11           N/A
    End of period                          $11.65          $11.10          $10.71         $10.20           N/A
  Accumulation units outstanding
  at the end of period                     30,663          52,351          44,068         14,650           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(537)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(435)

  Accumulation unit value:
    Beginning of period                    $17.86          $14.57          $13.18         $11.30          $10.41
    End of period                          $19.23          $17.86          $14.57         $13.18          $11.30
  Accumulation units outstanding
  at the end of period                     93,403          93,608          96,646         142,110         2,565

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.75          $10.88          $9.72           N/A
    End of period                          $13.48          $13.62          $11.75         $10.88           N/A
  Accumulation units outstanding
  at the end of period                   1,000,068       1,031,157       1,026,085        216,547          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.66          $9.16            N/A             N/A            N/A
    End of period                          $11.81          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,340             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.44          $10.81          $9.84           N/A
    End of period                          $12.39          $10.67          $10.44         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     18,989          31,253          20,518          2,586           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $11.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,696            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(603)

  Accumulation unit value:
    Beginning of period                    $25.89          $21.97          $16.46         $14.17           N/A
    End of period                          $34.17          $25.89          $21.97         $16.46           N/A
  Accumulation units outstanding
  at the end of period                     46,366         312,874         307,780         13,592           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(410)

  Accumulation unit value:
    Beginning of period                    $12.89          $12.63          $9.43           $8.21          $7.49
    End of period                          $13.21          $12.89          $12.63          $9.43          $8.21
  Accumulation units outstanding
  at the end of period                    193,269         236,079         213,016         106,722         10,251

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(410)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.78            N/A             N/A            N/A
    End of period                          $10.63          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,291           1,291            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(435)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.62          $12.47         $11.03          $10.31
    End of period                          $15.28          $14.58          $13.62         $12.47          $11.03
  Accumulation units outstanding
  at the end of period                    106,209         108,516         117,573         73,820          3,231

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(435)

  Accumulation unit value:
    Beginning of period                    $11.65          $10.38          $10.19          $9.49          $8.89
    End of period                          $11.92          $11.65          $10.38         $10.19          $9.49
  Accumulation units outstanding
  at the end of period                    152,219         184,203         214,683         113,504         6,053

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $8.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,337            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(410)

  Accumulation unit value:
    Beginning of period                    $19.79          $18.52          $17.43         $15.87          $14.27
    End of period                          $17.29          $19.79          $18.52         $17.43          $15.87
  Accumulation units outstanding
  at the end of period                    143,678         169,023         146,982         57,345          6,890

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(410)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(435)

  Accumulation unit value:
    Beginning of period                    $14.90          $12.99          $12.78         $11.15          $10.46
    End of period                          $14.22          $14.90          $12.99         $12.78          $11.15
  Accumulation units outstanding
  at the end of period                    101,503         102,497         108,867         62,366          2,564

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $5.78           $5.41           $5.42           $5.06           N/A
    End of period                          $6.46           $5.78           $5.41           $5.42           N/A
  Accumulation units outstanding
  at the end of period                     27,336          9,056           13,384          2,075           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                    $14.86          $15.44          $11.40          $9.77           N/A
    End of period                          $17.32          $14.86          $15.44         $11.40           N/A
  Accumulation units outstanding
  at the end of period                    132,991         221,217         190,857         25,408           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.84          $11.05          $9.88           N/A
    End of period                          $14.00          $12.96          $11.84         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     81,239          91,073          90,599           832            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(524)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.10          $10.90          $9.80           N/A
    End of period                          $14.33          $13.81          $12.10         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     47,323          60,660          57,269         35,849           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(524)

  Accumulation unit value:
    Beginning of period                    $8.60           $8.41           $7.89           $7.92           N/A
    End of period                          $9.26           $8.60           $8.41           $7.89           N/A
  Accumulation units outstanding
  at the end of period                       -             4,752           6,841           5,004           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,511            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(456)

  Accumulation unit value:
    Beginning of period                    $13.09          $12.97          $12.99         $12.75          $12.73
    End of period                          $13.83          $13.09          $12.97         $12.99          $12.75
  Accumulation units outstanding
  at the end of period                     45,715          65,945          51,157         10,757          1,335

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(726)

  Accumulation unit value:
    Beginning of period                    $21.47          $19.35          $18.23         $18.07           N/A
    End of period                          $19.43          $21.47          $19.35         $18.23           N/A
  Accumulation units outstanding
  at the end of period                      252             412             412             412            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(726)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(429)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.15          $13.63
    End of period                           N/A             N/A             N/A           $14.51          $14.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,532

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.02          $12.07          $12.17         $11.86           N/A
    End of period                          $12.56          $13.02          $12.07         $12.17           N/A
  Accumulation units outstanding
  at the end of period                     60,778          52,387          65,170         15,842           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(524)

  Accumulation unit value:
    Beginning of period                    $20.21          $18.32          $17.90         $17.19           N/A
    End of period                          $18.61          $20.21          $18.32         $17.90           N/A
  Accumulation units outstanding
  at the end of period                      647             621            1,975           1,792           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(537)

  Accumulation unit value:
    Beginning of period                    $8.14           $7.89           $7.21           $6.30           N/A
    End of period                          $7.88           $8.14           $7.89           $7.21           N/A
  Accumulation units outstanding
  at the end of period                       -             4,295           3,391           3,302           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(537)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1453)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      433             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1453)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A            $9.90           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.22           N/A
    End of period                           N/A             N/A             N/A           $10.08           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.90          $9.55
    End of period                           N/A             N/A             N/A           $10.04          $9.90
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             252

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.72           N/A
    End of period                           N/A             N/A             N/A            $9.79           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(528)

  Accumulation unit value:
    Beginning of period                    $14.09          $12.50          $11.81         $11.09           N/A
    End of period                          $15.01          $14.09          $12.50         $11.81           N/A
  Accumulation units outstanding
  at the end of period                    154,221         187,780         263,042         123,534          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(693)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.41          $10.29         $10.01           N/A
    End of period                          $11.36          $10.96          $10.41         $10.29           N/A
  Accumulation units outstanding
  at the end of period                    106,811          96,292         123,794         13,816           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(429)

  Accumulation unit value:
    Beginning of period                    $14.04          $12.60          $12.02         $11.06          $10.50
    End of period                          $14.88          $14.04          $12.60         $12.02          $11.06
  Accumulation units outstanding
  at the end of period                    208,096         281,787         275,799         155,301         78,261

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.73          $10.48          $9.88           N/A
    End of period                          $12.15          $11.56          $10.73         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     86,639          93,973         114,604         48,274           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(445)

  Accumulation unit value:
    Beginning of period                    $13.34          $12.19          $11.74         $10.98          $10.56
    End of period                          $14.14          $13.34          $12.19         $11.74          $10.98
  Accumulation units outstanding
  at the end of period                    425,729         472,279         429,201         92,410          31,803

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(445)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.36          $10.00
    End of period                           N/A             N/A             N/A           $10.52          $10.36
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             240

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(435)

  Accumulation unit value:
    Beginning of period                    $23.69          $21.36          $20.79         $19.22          $18.13
    End of period                          $24.85          $23.69          $21.36         $20.79          $19.22
  Accumulation units outstanding
  at the end of period                     31,447          29,912          25,633          8,233           873

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(435)

  Accumulation unit value:
    Beginning of period                    $11.29          $11.07          $11.05         $11.23          $11.28
    End of period                          $11.54          $11.29          $11.07         $11.05          $11.23
  Accumulation units outstanding
  at the end of period                    100,584          72,425          79,865         10,015           707

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(455)

  Accumulation unit value:
    Beginning of period                    $19.99          $16.95          $16.06         $14.34          $13.47
    End of period                          $21.04          $19.99          $16.95         $16.06          $14.34
  Accumulation units outstanding
  at the end of period                     15,414          10,577          8,809           4,030            62

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(429)

  Accumulation unit value:
    Beginning of period                    $26.74          $24.10          $23.28         $21.72          $20.38
    End of period                          $28.73          $26.74          $24.10         $23.28          $21.72
  Accumulation units outstanding
  at the end of period                     30,014          27,488          26,408         15,343          1,844

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(429)

  Accumulation unit value:
    Beginning of period                    $35.07          $33.65          $30.23         $26.25          $24.64
    End of period                          $40.10          $35.07          $33.65         $30.23          $26.25
  Accumulation units outstanding
  at the end of period                     21,639          30,680          36,142          8,272          1,530

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(455)

  Accumulation unit value:
    Beginning of period                    $15.26          $13.03          $12.58         $11.19          $10.46
    End of period                          $15.01          $15.26          $13.03         $12.58          $11.19
  Accumulation units outstanding
  at the end of period                     27,575          44,440          56,347         33,840           967

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.47%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                    $15.71          $13.78           N/A             N/A            N/A
    End of period                          $16.82          $15.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(560)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.31          $10.81         $10.42           N/A
    End of period                          $13.44          $11.90          $11.31         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     1,867           1,566           3,711           2,554           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(483)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.20          $11.53         $11.06          $10.97
    End of period                          $14.80          $13.63          $12.20         $11.53          $11.06
  Accumulation units outstanding
  at the end of period                       -               -              968             613            235

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(689)

  Accumulation unit value:
    Beginning of period                    $17.74          $17.33          $15.81         $14.27           N/A
    End of period                          $19.21          $17.74          $17.33         $15.81           N/A
  Accumulation units outstanding
  at the end of period                       -              748            1,192           1,048           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $11.85           N/A             N/A             N/A            N/A
    End of period                          $11.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,460            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1057)

  Accumulation unit value:
    Beginning of period                    $23.01          $22.74           N/A             N/A            N/A
    End of period                          $27.08          $23.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      289             308             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(689)

  Accumulation unit value:
    Beginning of period                    $17.39          $15.86          $15.73         $14.12           N/A
    End of period                          $17.06          $17.39          $15.86         $15.73           N/A
  Accumulation units outstanding
  at the end of period                     2,662           2,088           3,309           2,900           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(483)

  Accumulation unit value:
    Beginning of period                    $20.99          $17.92          $17.91         $15.45          $15.35
    End of period                          $22.95          $20.99          $17.92         $17.91          $15.45
  Accumulation units outstanding
  at the end of period                       -               -               -              154            168

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                    $12.46          $12.15           N/A             N/A            N/A
    End of period                          $11.41          $12.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      207             222             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(689)

  Accumulation unit value:
    Beginning of period                    $17.18          $16.82          $16.80         $16.51           N/A
    End of period                          $17.94          $17.18          $16.82         $16.80           N/A
  Accumulation units outstanding
  at the end of period                     1,971           1,487           2,390           2,083           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.93           N/A             N/A             N/A            N/A
    End of period                          $12.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       24             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(625)

  Accumulation unit value:
    Beginning of period                    $14.49          $11.25          $9.73           $8.13           N/A
    End of period                          $15.83          $14.49          $11.25          $9.73           N/A
  Accumulation units outstanding
  at the end of period                     2,826             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(625)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $21.46          $19.63          $18.59           N/A            N/A
    End of period                          $22.60          $21.46          $19.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              133             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(560)

  Accumulation unit value:
    Beginning of period                    $14.14          $14.04          $14.06         $13.78           N/A
    End of period                          $14.67          $14.14          $14.04         $14.06           N/A
  Accumulation units outstanding
  at the end of period                     1,961           14,413          1,461           1,253           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $19.57           N/A             N/A             N/A            N/A
    End of period                          $18.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       16             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1057)

  Accumulation unit value:
    Beginning of period                    $15.82          $15.44           N/A             N/A            N/A
    End of period                          $14.39          $15.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      169             180             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(483)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.73          $11.33          $9.52          $9.53
    End of period                          $11.13          $11.74          $10.73         $11.33          $9.52
  Accumulation units outstanding
  at the end of period                     1,053           2,797           3,919           4,406          1,821

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(689)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.70          $10.77         $10.82           N/A
    End of period                          $11.23          $10.82          $10.70         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     1,959           1,778           2,242           2,082           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(625)

  Accumulation unit value:
    Beginning of period                    $5.63           $4.24           $4.30           $3.80           N/A
    End of period                          $5.73           $5.63           $4.24           $4.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(625)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(483)

  Accumulation unit value:
    Beginning of period                    $10.56          $8.36           $9.08           $9.05          $8.92
    End of period                          $10.41          $10.56          $8.36           $9.08          $9.05
  Accumulation units outstanding
  at the end of period                     1,071           3,182           4,667           5,156          2,214

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(502)

  Accumulation unit value:
    Beginning of period                    $9.09           $7.97           $7.84           $7.48           N/A
    End of period                          $9.20           $9.09           $7.97           $7.84           N/A
  Accumulation units outstanding
  at the end of period                     12,312          12,411          14,039         14,262           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1060)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.51           N/A             N/A            N/A
    End of period                          $11.08          $13.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(483)

  Accumulation unit value:
    Beginning of period                    $16.37          $11.98          $11.14          $8.91          $8.78
    End of period                          $17.75          $16.37          $11.98         $11.14          $8.91
  Accumulation units outstanding
  at the end of period                     1,002           2,711           3,909           4,950          2,400

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(768)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.70          $10.08           N/A            N/A
    End of period                          $11.64          $11.09          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              245             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $17.85          $14.57          $13.18         $11.30          $11.07
    End of period                          $19.22          $17.85          $14.57         $13.18          $11.30
  Accumulation units outstanding
  at the end of period                     3,966           3,954           4,035           1,829           233

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(841)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.75          $10.88           N/A            N/A
    End of period                          $13.48          $13.62          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,903           6,196             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(882)

  Accumulation unit value:
    Beginning of period                    $25.87          $21.95          $21.23           N/A            N/A
    End of period                          $34.13          $25.87          $21.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,062           1,100            951             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(882)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(483)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.62          $9.42           $8.21          $8.17
    End of period                          $13.20          $12.88          $12.62          $9.42          $8.21
  Accumulation units outstanding
  at the end of period                      645            2,497           3,813           4,914          2,064

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(703)

  Accumulation unit value:
    Beginning of period                    $14.57          $13.62          $12.46         $11.82           N/A
    End of period                          $15.27          $14.57          $13.62         $12.46           N/A
  Accumulation units outstanding
  at the end of period                     2,001           2,101           1,897            693            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(703)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(689)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.37          $10.18          $9.23           N/A
    End of period                          $11.92          $11.64          $10.37         $10.18           N/A
  Accumulation units outstanding
  at the end of period                     14,306          10,764          9,717           3,952           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(483)

  Accumulation unit value:
    Beginning of period                    $19.77          $18.51          $17.42         $15.86          $16.10
    End of period                          $17.27          $19.77          $18.51         $17.42          $15.86
  Accumulation units outstanding
  at the end of period                      379            1,531           2,525           2,683           995

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(703)

  Accumulation unit value:
    Beginning of period                    $14.89          $12.99          $12.77         $12.11           N/A
    End of period                          $14.22          $14.89          $12.99         $12.77           N/A
  Accumulation units outstanding
  at the end of period                     2,002           2,101           1,894            888            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(703)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(625)

  Accumulation unit value:
    Beginning of period                    $5.77           $5.41           $5.41           $4.78           N/A
    End of period                          $6.45           $5.77           $5.41           $5.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(625)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(942)

  Accumulation unit value:
    Beginning of period                    $14.86          $15.44          $13.90           N/A            N/A
    End of period                          $17.32          $14.86          $15.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               46              46             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(942)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(882)

  Accumulation unit value:
    Beginning of period                    $12.95          $11.84          $11.45           N/A            N/A
    End of period                          $13.99          $12.95          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,795           2,894           2,468            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(882)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(689)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.10          $10.90          $9.55           N/A
    End of period                          $14.32          $13.80          $12.10         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     1,144           1,044            889             782            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(987)

  Accumulation unit value:
    Beginning of period                    $8.60           $8.77            N/A             N/A            N/A
    End of period                          $9.26           $8.60            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(987)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(483)

  Accumulation unit value:
    Beginning of period                    $13.08          $12.96          $12.98         $12.74          $12.77
    End of period                          $13.81          $13.08          $12.96         $12.98          $12.74
  Accumulation units outstanding
  at the end of period                     3,563           2,854           4,739           4,181           605

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(625)

  Accumulation unit value:
    Beginning of period                    $21.45          $19.33          $18.21         $16.03           N/A
    End of period                          $19.41          $21.45          $19.33         $18.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(625)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(483)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.13          $14.11
    End of period                           N/A             N/A             N/A           $14.50          $14.13
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             913

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.01          $12.06          $12.16         $11.85           N/A
    End of period                          $12.55          $13.01          $12.06         $12.16           N/A
  Accumulation units outstanding
  at the end of period                     2,709           2,359           2,264           3,019           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(483)

  Accumulation unit value:
    Beginning of period                    $8.13           $7.89           $7.21           $6.23          $6.17
    End of period                          $7.88           $8.13           $7.89           $7.21          $6.23
  Accumulation units outstanding
  at the end of period                       -               -              276             377            418

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.64           N/A
    End of period                           N/A             N/A             N/A            $9.78           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.49          $11.80         $10.87           N/A
    End of period                          $14.99          $14.08          $12.49         $11.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -              651             601            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(512)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.59          $12.01         $11.27           N/A
    End of period                          $14.87          $14.02          $12.59         $12.01           N/A
  Accumulation units outstanding
  at the end of period                     20,868          20,871          18,625         17,535           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(540)

  Accumulation unit value:
    Beginning of period                    $13.33          $12.18          $11.73         $10.99           N/A
    End of period                          $14.13          $13.33          $12.18         $11.73           N/A
  Accumulation units outstanding
  at the end of period                     81,202          83,974          65,301         45,906           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(540)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(540)

  Accumulation unit value:
    Beginning of period                    $23.67          $21.34          $20.78         $19.49           N/A
    End of period                          $24.83          $23.67          $21.34         $20.78           N/A
  Accumulation units outstanding
  at the end of period                       56              56              57             313            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(540)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(813)

  Accumulation unit value:
    Beginning of period                    $11.28          $11.06          $11.02           N/A            N/A
    End of period                          $11.52          $11.28          $11.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,028            -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(813)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(483)

  Accumulation unit value:
    Beginning of period                    $19.99          $16.94          $16.05         $14.34          $14.14
    End of period                          $21.03          $19.99          $16.94         $16.05          $14.34
  Accumulation units outstanding
  at the end of period                     1,395           1,189           1,461           1,285           364

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(483)

  Accumulation unit value:
    Beginning of period                    $26.71          $24.08          $23.26         $21.70          $21.42
    End of period                          $28.69          $26.71          $24.08         $23.26          $21.70
  Accumulation units outstanding
  at the end of period                     2,432           1,421           3,008           2,390           120

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(483)

  Accumulation unit value:
    Beginning of period                    $35.02          $33.61          $30.20         $26.22          $26.06
    End of period                          $40.05          $35.02          $33.61         $30.20          $26.22
  Accumulation units outstanding
  at the end of period                      640             513             888             779             99

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(483)

  Accumulation unit value:
    Beginning of period                    $15.25          $13.02          $12.58         $11.19          $11.02
    End of period                          $15.00          $15.25          $13.02         $12.58          $11.19
  Accumulation units outstanding
  at the end of period                     2,969           2,381           3,783           4,243           234

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.48%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(913)

  Accumulation unit value:
    Beginning of period                    $15.32          $11.51          $11.19           N/A            N/A
    End of period                          $12.70          $15.32          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       32              39              40             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(913)

  Accumulation unit value:
    Beginning of period                    $17.17          $16.81          $16.88           N/A            N/A
    End of period                          $17.92          $17.17          $16.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       95              91              89             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(913)

  Accumulation unit value:
    Beginning of period                    $14.13          $14.02          $14.13           N/A            N/A
    End of period                          $14.66          $14.13          $14.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                      116             109             107             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(913)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.70          $10.78           N/A            N/A
    End of period                          $11.22          $10.82          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       76              72              70             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(913)

  Accumulation unit value:
    Beginning of period                    $13.74          $11.86          $11.17           N/A            N/A
    End of period                          $11.08          $13.74          $11.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       36              38              41             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(913)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.69          $10.75           N/A            N/A
    End of period                          $11.66          $11.09          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       30              28              28             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(913)

  Accumulation unit value:
    Beginning of period                    $17.84          $14.56          $13.86           N/A            N/A
    End of period                          $19.20          $17.84          $14.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       37              41              44             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(913)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.75          $11.53           N/A            N/A
    End of period                          $13.47          $13.62          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                      243             259             262             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(913)

  Accumulation unit value:
    Beginning of period                    $25.87          $21.93          $22.72           N/A            N/A
    End of period                          $34.15          $25.87          $21.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                       20              20              20             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(913)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.61          $13.21           N/A            N/A
    End of period                          $15.27          $14.58          $13.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       45              44              46             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(913)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.37          $10.23           N/A            N/A
    End of period                          $11.91          $11.64          $10.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       57              58              59             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(913)

  Accumulation unit value:
    Beginning of period                    $14.88          $12.98          $12.89           N/A            N/A
    End of period                          $14.21          $14.88          $12.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                       44              47              47             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(913)

  Accumulation unit value:
    Beginning of period                    $14.85          $15.44          $13.48           N/A            N/A
    End of period                          $17.32          $14.85          $15.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       34              29              34             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(913)

  Accumulation unit value:
    Beginning of period                    $13.07          $12.95          $13.10           N/A            N/A
    End of period                          $13.80          $13.07          $12.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                      125             118             115             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(913)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.05          $12.16           N/A            N/A
    End of period                          $12.53          $13.00          $12.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                       63              64              62             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.495%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(311)

  Accumulation unit value:
    Beginning of period                    $15.66          $13.10          $12.13         $10.69          $8.32
    End of period                          $16.77          $15.66          $13.10         $12.13          $10.69
  Accumulation units outstanding
  at the end of period                     27,558          1,704            232              -            1,766

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(311)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.30          $10.80         $10.07          $8.26
    End of period                          $13.42          $11.89          $11.30         $10.80          $10.07
  Accumulation units outstanding
  at the end of period                     24,794          6,286             62             143           1,816

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.31          $11.51          $10.73           N/A            N/A
    End of period                          $12.69          $15.31          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,651          4,218            855             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(1127)

  Accumulation unit value:
    Beginning of period                    $13.61          $12.25           N/A             N/A            N/A
    End of period                          $14.78          $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,868           794             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(1127)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(710)

  Accumulation unit value:
    Beginning of period                    $17.69          $17.28          $15.78         $15.11           N/A
    End of period                          $19.15          $17.69          $17.28         $15.78           N/A
  Accumulation units outstanding
  at the end of period                       -             2,229            933             675            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(815)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.40          $9.44            N/A            N/A
    End of period                          $11.83          $11.24          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,836          1,232           1,038            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(597)

  Accumulation unit value:
    Beginning of period                    $22.94          $20.76          $20.88         $19.07           N/A
    End of period                          $26.99          $22.94          $20.76         $20.88           N/A
  Accumulation units outstanding
  at the end of period                     17,089          1,114           1,136            78             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(734)

  Accumulation unit value:
    Beginning of period                    $24.48          $23.99          $23.50         $23.55           N/A
    End of period                          $26.20          $24.48          $23.99         $23.50           N/A
  Accumulation units outstanding
  at the end of period                     4,775            155             536             652            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(734)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $13.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    186,985           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $10.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,337           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(597)

  Accumulation unit value:
    Beginning of period                    $17.34          $15.82          $15.69         $14.89           N/A
    End of period                          $17.01          $17.34          $15.82         $15.69           N/A
  Accumulation units outstanding
  at the end of period                     1,630             36              44             100            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(311)

  Accumulation unit value:
    Beginning of period                    $20.94          $17.87          $17.87         $15.43          $11.00
    End of period                          $22.89          $20.94          $17.87         $17.87          $15.43
  Accumulation units outstanding
  at the end of period                     43,342          3,843           3,109           2,526          1,170

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    581,855           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,169           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.91           N/A             N/A             N/A            N/A
    End of period                          $10.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,010           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     83,884           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $12.46          $10.85          $9.99            N/A            N/A
    End of period                          $11.40          $12.46          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,423          5,831            365             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(552)

  Accumulation unit value:
    Beginning of period                    $17.14          $16.78          $16.76         $16.14           N/A
    End of period                          $17.88          $17.14          $16.78         $16.76           N/A
  Accumulation units outstanding
  at the end of period                     16,490           256             234              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $12.65          $11.20          $10.12           N/A            N/A
    End of period                          $12.68          $12.65          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,176           522             535             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     77,854           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(311)

  Accumulation unit value:
    Beginning of period                    $14.46          $11.23          $9.71           $8.13          $5.85
    End of period                          $15.79          $14.46          $11.23          $9.71          $8.13
  Accumulation units outstanding
  at the end of period                    156,247          13,150          5,531           8,486          2,363

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(831)

  Accumulation unit value:
    Beginning of period                    $21.40          $19.58          $16.74           N/A            N/A
    End of period                          $22.53          $21.40          $19.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,845            479             478             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(903)

  Accumulation unit value:
    Beginning of period                    $14.10          $14.00          $14.22           N/A            N/A
    End of period                          $14.63          $14.10          $14.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,154            229             230             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(903)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.70           N/A             N/A             N/A            N/A
    End of period                          $13.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    176,332           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(311)

  Accumulation unit value:
    Beginning of period                    $18.98          $16.98          $16.00         $13.15          $10.29
    End of period                          $18.02          $18.98          $16.98         $16.00          $13.15
  Accumulation units outstanding
  at the end of period                     22,745          3,215           3,486            667           1,413

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(620)

  Accumulation unit value:
    Beginning of period                    $15.79          $13.86          $13.58         $12.06           N/A
    End of period                          $14.35          $15.79          $13.86         $13.58           N/A
  Accumulation units outstanding
  at the end of period                     11,469          1,533           1,227           5,137           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1350)

  Accumulation unit value:
    Beginning of period                    $10.42           N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     89,628           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(311)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.71          $11.31          $9.51          $6.90
    End of period                          $11.11          $11.72          $10.71         $11.31          $9.51
  Accumulation units outstanding
  at the end of period                    159,818          26,491          20,383          3,594          2,089

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(627)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.69          $10.76         $10.51           N/A
    End of period                          $11.22          $10.81          $10.69         $10.76           N/A
  Accumulation units outstanding
  at the end of period                     49,128          8,247           3,012           3,801           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(627)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1004)

  Accumulation unit value:
    Beginning of period                    $5.62           $4.44            N/A             N/A            N/A
    End of period                          $5.72           $5.62            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    144,480          6,085            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(1004)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.91            N/A             N/A            N/A
    End of period                          $9.72           $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,721            103             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(610)

  Accumulation unit value:
    Beginning of period                    $10.54          $8.34           $9.07           $8.55           N/A
    End of period                          $10.39          $10.54          $8.34           $9.07           N/A
  Accumulation units outstanding
  at the end of period                    130,227          36,782          26,342          4,911           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.13           N/A             N/A            N/A
    End of period                          $10.28          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    130,528          4,391            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $9.19            N/A             N/A             N/A            N/A
    End of period                          $9.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,726            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(552)

  Accumulation unit value:
    Beginning of period                    $13.72          $11.85          $11.45         $10.80           N/A
    End of period                          $11.06          $13.72          $11.85         $11.45           N/A
  Accumulation units outstanding
  at the end of period                     25,156          1,880           2,172           2,370           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(610)

  Accumulation unit value:
    Beginning of period                    $16.34          $11.96          $11.13          $9.31           N/A
    End of period                          $17.71          $16.34          $11.96         $11.13           N/A
  Accumulation units outstanding
  at the end of period                    195,657          40,283          20,556          8,175           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(552)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.68          $10.18         $10.35           N/A
    End of period                          $11.61          $11.07          $10.68         $10.18           N/A
  Accumulation units outstanding
  at the end of period                     22,450          3,354           4,188           2,511           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1345)

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,609           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1345)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(627)

  Accumulation unit value:
    Beginning of period                    $17.82          $14.55          $13.17         $11.12           N/A
    End of period                          $19.19          $17.82          $14.55         $13.17           N/A
  Accumulation units outstanding
  at the end of period                     88,775          6,669           3,140           3,490           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(627)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(752)

  Accumulation unit value:
    Beginning of period                    $13.61          $11.74          $10.43           N/A            N/A
    End of period                          $13.46          $13.61          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,137,566        130,326          39,511           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(752)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1116)

  Accumulation unit value:
    Beginning of period                    $10.66          $9.07            N/A             N/A            N/A
    End of period                          $11.80          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    220,628          5,339            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(791)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.43          $9.80            N/A            N/A
    End of period                          $12.38          $10.66          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,259          6,318            267             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $11.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    105,789           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(552)

  Accumulation unit value:
    Beginning of period                    $25.83          $21.92          $16.43         $13.30           N/A
    End of period                          $34.07          $25.83          $21.92         $16.43           N/A
  Accumulation units outstanding
  at the end of period                    115,723          17,962          21,894          4,792           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(610)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.60          $9.41           $8.18           N/A
    End of period                          $13.17          $12.86          $12.60          $9.41           N/A
  Accumulation units outstanding
  at the end of period                    105,733          26,392          19,513          4,897           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1187)

  Accumulation unit value:
    Beginning of period                    $10.13          $10.09           N/A             N/A            N/A
    End of period                          $10.63          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,902          2,981            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1187)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(311)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.60          $12.45         $11.03          $8.21
    End of period                          $15.25          $14.55          $13.60         $12.45          $11.03
  Accumulation units outstanding
  at the end of period                     54,646          4,578           4,103           4,099          1,704

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(311)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.36          $10.18          $9.48          $7.69
    End of period                          $11.90          $11.63          $10.36         $10.18          $9.48
  Accumulation units outstanding
  at the end of period                     66,911          5,835           5,552           5,149          1,976

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $8.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,854           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(610)

  Accumulation unit value:
    Beginning of period                    $19.74          $18.48          $17.40         $15.48           N/A
    End of period                          $17.24          $19.74          $18.48         $17.40           N/A
  Accumulation units outstanding
  at the end of period                     69,668          15,338          12,880          2,714           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(610)

  Accumulation unit value:
    Beginning of period                    $14.87          $12.97          $12.76         $11.52           N/A
    End of period                          $14.19          $14.87          $12.97         $12.76           N/A
  Accumulation units outstanding
  at the end of period                     52,443          8,341           2,449           3,538           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.76           $5.40           $5.40            N/A            N/A
    End of period                          $6.43           $5.76           $5.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                    125,079          14,991           468             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(790)

  Accumulation unit value:
    Beginning of period                    $14.85          $15.44          $12.37           N/A            N/A
    End of period                          $17.30          $14.85          $15.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                    307,402          29,510          9,394            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(830)

  Accumulation unit value:
    Beginning of period                    $12.95          $11.83          $10.51           N/A            N/A
    End of period                          $13.98          $12.95          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,339          5,873           2,034            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.08          $10.89         $10.04           N/A
    End of period                          $14.29          $13.78          $12.08         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     30,810          6,303           6,801           4,304           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(311)

  Accumulation unit value:
    Beginning of period                    $8.59           $8.39           $7.88           $7.75          $6.92
    End of period                          $9.25           $8.59           $8.39           $7.88          $7.75
  Accumulation units outstanding
  at the end of period                       -              121             121             121           2,277

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,449           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(831)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.93          $13.04           N/A            N/A
    End of period                          $13.78          $13.05          $12.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,274          7,167           1,512            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(903)

  Accumulation unit value:
    Beginning of period                    $21.38          $19.27          $18.51           N/A            N/A
    End of period                          $19.34          $21.38          $19.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                      762             293             295             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(903)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(947)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.03          $11.89           N/A            N/A
    End of period                          $12.51          $12.97          $12.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                     91,127            77             162             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(1015)

  Accumulation unit value:
    Beginning of period                    $20.13          $18.73           N/A             N/A            N/A
    End of period                          $18.52          $20.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,637           3,504            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1455)

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,179            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14           N/A
    End of period                           N/A             N/A             N/A           $10.17           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.70           N/A             N/A             N/A            N/A
    End of period                          $10.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      886             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      202             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,720            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.82           N/A
    End of period                           N/A             N/A             N/A            $9.77           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.46          $11.78         $10.85           N/A
    End of period                          $14.96          $14.05          $12.46         $11.78           N/A
  Accumulation units outstanding
  at the end of period                     87,202            99             120            1,446           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(805)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.41          $10.14           N/A            N/A
    End of period                          $11.35          $10.95          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                     95,049          27,911          27,370           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(805)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(668)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.57          $11.99         $10.97           N/A
    End of period                          $14.83          $13.99          $12.57         $11.99           N/A
  Accumulation units outstanding
  at the end of period                    235,378          1,933           4,016           1,537           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(668)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(805)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.73          $10.28           N/A            N/A
    End of period                          $12.14          $11.55          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                    137,945          33,656          31,622           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(805)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(487)

  Accumulation unit value:
    Beginning of period                    $13.30          $12.15          $11.71         $10.94           N/A
    End of period                          $14.09          $13.30          $12.15         $11.71           N/A
  Accumulation units outstanding
  at the end of period                    168,577          27,498          28,695          4,577           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.34           N/A             N/A             N/A            N/A
    End of period                          $11.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,954            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.72           N/A             N/A             N/A            N/A
    End of period                          $11.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,714            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.90           N/A             N/A             N/A            N/A
    End of period                          $11.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,356            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $10.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,494           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.57           N/A
    End of period                           N/A             N/A             N/A           $10.50           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(903)

  Accumulation unit value:
    Beginning of period                    $23.59          $21.28          $21.00           N/A            N/A
    End of period                          $24.73          $23.59          $21.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,935            259             260             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(903)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(605)

  Accumulation unit value:
    Beginning of period                    $11.24          $11.03          $11.01         $11.09           N/A
    End of period                          $11.49          $11.24          $11.03         $11.01           N/A
  Accumulation units outstanding
  at the end of period                    538,628          15,046          9,251             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(620)

  Accumulation unit value:
    Beginning of period                    $19.96          $16.93          $16.04         $14.50           N/A
    End of period                          $21.00          $19.96          $16.93         $16.04           N/A
  Accumulation units outstanding
  at the end of period                     48,419          2,856           3,588             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $26.63          $24.01          $23.21         $22.33           N/A
    End of period                          $28.60          $26.63          $24.01         $23.21           N/A
  Accumulation units outstanding
  at the end of period                     12,189          3,147           3,361           1,854           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $34.92          $33.52          $30.12         $27.48           N/A
    End of period                          $39.92          $34.92          $33.52         $30.12           N/A
  Accumulation units outstanding
  at the end of period                     28,406          1,552           1,249           1,289           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(311)

  Accumulation unit value:
    Beginning of period                    $15.23          $13.01          $12.56         $11.18          $8.58
    End of period                          $14.97          $15.23          $13.01         $12.56          $11.18
  Accumulation units outstanding
  at the end of period                     24,189          1,667           1,539           3,578          1,704

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $15.65          $13.09          $12.13         $10.69          $9.87
    End of period                          $16.76          $15.65          $13.09         $12.13          $10.69
  Accumulation units outstanding
  at the end of period                     1,548           4,594           4,263           3,440          3,403

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(461)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.30          $10.80         $10.07          $9.89
    End of period                          $13.42          $11.89          $11.30         $10.80          $10.07
  Accumulation units outstanding
  at the end of period                      120             281            1,311           1,161          1,011

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                    $15.31          $11.51          $10.44           N/A            N/A
    End of period                          $12.69          $15.31          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,938           10,953          3,150            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(461)

  Accumulation unit value:
    Beginning of period                    $13.60          $12.18          $11.52         $11.05          $10.92
    End of period                          $14.78          $13.60          $12.18         $11.52          $11.05
  Accumulation units outstanding
  at the end of period                     1,294           2,434           3,434           2,501          1,983

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(541)

  Accumulation unit value:
    Beginning of period                    $17.68          $17.27          $15.77         $15.00           N/A
    End of period                          $19.14          $17.68          $17.27         $15.77           N/A
  Accumulation units outstanding
  at the end of period                       -              932             812             86             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(461)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.21           $8.88          $8.61
    End of period                           N/A             N/A            $8.35           $9.21          $8.88
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             2,580          2,323

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(541)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.40          $9.69           $9.05           N/A
    End of period                          $11.83          $11.24          $10.40          $9.69           N/A
  Accumulation units outstanding
  at the end of period                      124             302             310             147            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1046)

  Accumulation unit value:
    Beginning of period                    $22.94          $22.62           N/A             N/A            N/A
    End of period                          $26.98          $22.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      676              51             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(644)

  Accumulation unit value:
    Beginning of period                    $24.46          $23.98          $23.49         $20.43           N/A
    End of period                          $26.18          $24.46          $23.98         $23.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              138            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(644)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $13.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,301           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $10.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      685             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(461)

  Accumulation unit value:
    Beginning of period                    $17.34          $15.82          $15.69         $15.13          $14.38
    End of period                          $17.00          $17.34          $15.82         $15.69          $15.13
  Accumulation units outstanding
  at the end of period                      854            2,234           3,208           3,120          2,695

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(541)

  Accumulation unit value:
    Beginning of period                    $20.92          $17.86          $17.87         $15.52           N/A
    End of period                          $22.87          $20.92          $17.86         $17.87           N/A
  Accumulation units outstanding
  at the end of period                      308             498             298             164            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,986           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,344            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.00           N/A             N/A            N/A
    End of period                          $10.72          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,369             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,719            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                    $12.46          $10.85          $10.49           N/A            N/A
    End of period                          $11.40          $12.46          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,636             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(462)

  Accumulation unit value:
    Beginning of period                    $17.12          $16.77          $16.76         $16.07          $15.88
    End of period                          $17.87          $17.12          $16.77         $16.76          $16.07
  Accumulation units outstanding
  at the end of period                     1,223           2,916           2,980           2,726          1,455

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.65          $11.20          $10.46           N/A            N/A
    End of period                          $12.68          $12.65          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      293            1,803            918             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.14          $9.99            N/A             N/A            N/A
    End of period                          $10.37          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(489)

  Accumulation unit value:
    Beginning of period                    $14.45          $11.23          $9.71           $8.36           N/A
    End of period                          $15.78          $14.45          $11.23          $9.71           N/A
  Accumulation units outstanding
  at the end of period                     7,854           10,862          5,839           2,654           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(489)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $21.38          $19.56          $18.30           N/A            N/A
    End of period                          $22.51          $21.38          $19.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                      744             713             646             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(466)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.99          $14.02         $13.84          $13.74
    End of period                          $14.62          $14.09          $13.99         $14.02          $13.84
  Accumulation units outstanding
  at the end of period                     2,870           4,116           3,444           1,982          1,462

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(466)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.13           N/A             N/A            N/A
    End of period                          $13.89          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,934             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $18.97          $16.97          $15.99         $13.15          $12.72
    End of period                          $18.01          $18.97          $16.97         $15.99          $13.15
  Accumulation units outstanding
  at the end of period                     5,883           5,680           6,230           3,814          1,144

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(417)

  Accumulation unit value:
    Beginning of period                    $15.78          $13.86          $13.57         $12.06          $10.91
    End of period                          $14.34          $15.78          $13.86         $13.57          $12.06
  Accumulation units outstanding
  at the end of period                     4,433           5,242           4,846           3,479          1,998

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(417)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(455)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.70          $11.31          $9.51          $8.57
    End of period                          $11.10          $11.72          $10.70         $11.31          $9.51
  Accumulation units outstanding
  at the end of period                     7,006           11,168          22,098         19,149          7,760

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(581)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.69          $10.76         $10.42           N/A
    End of period                          $11.21          $10.80          $10.69         $10.76           N/A
  Accumulation units outstanding
  at the end of period                     2,483           2,682           2,487            189            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1041)

  Accumulation unit value:
    Beginning of period                    $5.62           $4.87            N/A             N/A            N/A
    End of period                          $5.71           $5.62            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,024          17,576           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(862)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.78           $9.83            N/A            N/A
    End of period                          $9.72           $10.82          $9.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(417)

  Accumulation unit value:
    Beginning of period                    $10.54          $8.34           $9.07           $9.04          $7.99
    End of period                          $10.38          $10.54          $8.34           $9.07          $9.04
  Accumulation units outstanding
  at the end of period                     13,359          22,701          28,407         31,075          8,565

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(417)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                    $11.71          $9.88            N/A             N/A            N/A
    End of period                          $10.28          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,993           4,656            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(461)

  Accumulation unit value:
    Beginning of period                    $9.07           $7.96           $7.82           $7.21          $6.81
    End of period                          $9.17           $9.07           $7.96           $7.82          $7.21
  Accumulation units outstanding
  at the end of period                       -               -             2,181           2,131          2,203

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(541)

  Accumulation unit value:
    Beginning of period                    $13.72          $11.85          $11.45         $10.62           N/A
    End of period                          $11.05          $13.72          $11.85         $11.45           N/A
  Accumulation units outstanding
  at the end of period                      108             787             767             124            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(417)

  Accumulation unit value:
    Beginning of period                    $16.34          $11.95          $11.12          $8.90          $8.49
    End of period                          $17.70          $16.34          $11.95         $11.12          $8.90
  Accumulation units outstanding
  at the end of period                     23,306          28,742          28,234         21,014          8,263

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(417)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(541)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.68          $10.17          $9.83           N/A
    End of period                          $11.61          $11.07          $10.68         $10.17           N/A
  Accumulation units outstanding
  at the end of period                      312             305             298             247            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(541)

  Accumulation unit value:
    Beginning of period                    $17.82          $14.55          $13.16         $11.34           N/A
    End of period                          $19.18          $17.82          $14.55         $13.16           N/A
  Accumulation units outstanding
  at the end of period                     3,744           5,524           4,524            721            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                    $13.61          $11.74          $10.61           N/A            N/A
    End of period                          $13.46          $13.61          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                    131,949         150,333         119,929           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(820)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.43          $9.24            N/A            N/A
    End of period                          $12.38          $10.66          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                      504             504             504             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(600)

  Accumulation unit value:
    Beginning of period                    $25.82          $21.91          $16.42         $14.04           N/A
    End of period                          $34.06          $25.82          $21.91         $16.42           N/A
  Accumulation units outstanding
  at the end of period                     6,511           7,407           11,770           798            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(600)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(455)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.59          $9.41           $8.20          $7.61
    End of period                          $13.17          $12.85          $12.59          $9.41          $8.20
  Accumulation units outstanding
  at the end of period                     13,634          25,967          36,400         26,212          8,890

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(545)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.60          $12.45         $11.23           N/A
    End of period                          $15.25          $14.55          $13.60         $12.45           N/A
  Accumulation units outstanding
  at the end of period                     2,455           5,100           3,630            791            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(545)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.36          $10.17          $9.40           N/A
    End of period                          $11.89          $11.63          $10.36         $10.17           N/A
  Accumulation units outstanding
  at the end of period                     17,505          19,824          20,922          4,757           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(417)

  Accumulation unit value:
    Beginning of period                    $19.73          $18.48          $17.39         $15.84          $14.25
    End of period                          $17.23          $19.73          $18.48         $17.39          $15.84
  Accumulation units outstanding
  at the end of period                     6,667           8,763           14,308         10,521          4,506

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(417)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(545)

  Accumulation unit value:
    Beginning of period                    $14.87          $12.97          $12.76         $11.41           N/A
    End of period                          $14.19          $14.87          $12.97         $12.76           N/A
  Accumulation units outstanding
  at the end of period                     4,421           3,766           3,665           1,503           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(541)

  Accumulation unit value:
    Beginning of period                    $5.76           $5.40           $5.40           $5.08           N/A
    End of period                          $6.43           $5.76           $5.40           $5.40           N/A
  Accumulation units outstanding
  at the end of period                     6,156            252             942             593            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(772)

  Accumulation unit value:
    Beginning of period                    $14.85          $15.43          $11.95           N/A            N/A
    End of period                          $17.30          $14.85          $15.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,015           9,178           16,734           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(819)

  Accumulation unit value:
    Beginning of period                    $12.94          $11.83          $10.45           N/A            N/A
    End of period                          $13.98          $12.94          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,469          14,707          14,797           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(461)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.08          $10.89          $9.47          $8.79
    End of period                          $14.29          $13.78          $12.08         $10.89          $9.47
  Accumulation units outstanding
  at the end of period                     5,566           5,331           6,695           2,380          1,707

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                    $8.58           $8.82            N/A             N/A            N/A
    End of period                          $9.24           $8.58            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,001            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $10.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      958             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(462)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.93          $12.96         $12.72          $12.68
    End of period                          $13.77          $13.05          $12.93         $12.96          $12.72
  Accumulation units outstanding
  at the end of period                     12,176          11,988          9,801           4,929          1,821

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(789)

  Accumulation unit value:
    Beginning of period                    $21.37          $19.26          $17.85           N/A            N/A
    End of period                          $19.33          $21.37          $19.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,553           1,928           1,785            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(462)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.10          $13.82
    End of period                           N/A             N/A             N/A           $14.46          $14.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,674

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.04          $12.14         $11.83           N/A
    End of period                          $12.51          $12.97          $12.04         $12.14           N/A
  Accumulation units outstanding
  at the end of period                     5,840           7,952           6,423           2,201           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(792)

  Accumulation unit value:
    Beginning of period                    $20.11          $18.25          $17.43           N/A            N/A
    End of period                          $18.51          $20.11          $18.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               95              97             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(792)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(756)

  Accumulation unit value:
    Beginning of period                    $8.12           $7.87           $6.93            N/A            N/A
    End of period                          $7.86           $8.12           $7.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              573             544             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.83           N/A
    End of period                           N/A             N/A             N/A           $10.17           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.73           N/A
    End of period                           N/A             N/A             N/A           $10.01           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(417)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.66          $8.80
    End of period                           N/A             N/A             N/A            $9.76          $9.66
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             363

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(417)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(475)

  Accumulation unit value:
    Beginning of period                    $14.04          $12.46          $11.77         $10.72          $10.37
    End of period                          $14.95          $14.04          $12.46         $11.77          $10.72
  Accumulation units outstanding
  at the end of period                      725            3,044           19,919         19,920          2,553

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(776)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.41          $10.25           N/A            N/A
    End of period                          $11.35          $10.95          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,150          11,796          11,704           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(448)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.56          $11.99         $11.03          $10.58
    End of period                          $14.83          $13.99          $12.56         $11.99          $11.03
  Accumulation units outstanding
  at the end of period                     63,472          70,913          42,745         20,790          10,161

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.73          $10.41           N/A            N/A
    End of period                          $12.14          $11.55          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,895          26,222          68,443           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(417)

  Accumulation unit value:
    Beginning of period                    $13.29          $12.15          $11.71         $10.95          $10.32
    End of period                          $14.09          $13.29          $12.15         $11.71          $10.95
  Accumulation units outstanding
  at the end of period                     88,785          98,408          77,636         13,314          5,459

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(417)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(583)

  Accumulation unit value:
    Beginning of period                    $23.58          $21.27          $20.71         $18.86           N/A
    End of period                          $24.72          $23.58          $21.27         $20.71           N/A
  Accumulation units outstanding
  at the end of period                     2,080           1,761           1,761            242            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                    $11.24          $11.02          $11.00         $11.11           N/A
    End of period                          $11.48          $11.24          $11.02         $11.00           N/A
  Accumulation units outstanding
  at the end of period                     13,536          13,536          13,536          2,053           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(599)

  Accumulation unit value:
    Beginning of period                    $19.96          $16.92          $16.04         $14.70           N/A
    End of period                          $20.99          $19.96          $16.92         $16.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $26.62          $24.00          $23.19         $21.64          $20.49
    End of period                          $28.58          $26.62          $24.00         $23.19          $21.64
  Accumulation units outstanding
  at the end of period                     3,806           4,967           5,227           1,135           897

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $34.90          $33.51          $30.11         $26.16          $25.47
    End of period                          $39.90          $34.90          $33.51         $30.11          $26.16
  Accumulation units outstanding
  at the end of period                     2,335           2,798           2,223            729            567

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $15.22          $13.00          $12.56         $11.17          $10.45
    End of period                          $14.97          $15.22          $13.00         $12.56          $11.17
  Accumulation units outstanding
  at the end of period                     3,136           4,192           3,250           3,300          1,771

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.505%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(686)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.70          $11.30         $10.21           N/A
    End of period                          $11.10          $11.71          $10.70         $11.30           N/A
  Accumulation units outstanding
  at the end of period                     1,086           1,220           1,182           1,324           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(686)

  Accumulation unit value:
    Beginning of period                    $10.54          $8.34           $9.06           $8.26           N/A
    End of period                          $10.38          $10.54          $8.34           $9.06           N/A
  Accumulation units outstanding
  at the end of period                     1,342           1,508           1,462           1,637           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(686)

  Accumulation unit value:
    Beginning of period                    $16.33          $11.95          $11.12          $9.97           N/A
    End of period                          $17.70          $16.33          $11.95         $11.12           N/A
  Accumulation units outstanding
  at the end of period                      918            1,032           1,211           1,356           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(686)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.59          $9.40           $8.37           N/A
    End of period                          $13.16          $12.85          $12.59          $9.40           N/A
  Accumulation units outstanding
  at the end of period                      936            1,052           1,442           1,615           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(686)

  Accumulation unit value:
    Beginning of period                    $19.72          $18.47          $17.39         $14.77           N/A
    End of period                          $17.22          $19.72          $18.47         $17.39           N/A
  Accumulation units outstanding
  at the end of period                      649             730             818             916            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.51%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(284)

  Accumulation unit value:
    Beginning of period                    $15.63          $13.08          $12.11         $10.68          $7.50
    End of period                          $16.74          $15.63          $13.08         $12.11          $10.68
  Accumulation units outstanding
  at the end of period                     9,551           22,186          21,550         12,799          2,839

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(284)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.29          $10.80         $10.07          $7.54
    End of period                          $13.41          $11.88          $11.29         $10.80          $10.07
  Accumulation units outstanding
  at the end of period                     24,798          27,270          26,921         18,842          7,708

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(496)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.33           N/A
    End of period                           N/A             N/A             N/A            $8.98           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(496)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.31          $11.51          $10.73           N/A            N/A
    End of period                          $12.68          $15.31          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,454          23,432          10,994           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                    $13.60          $12.18          $11.52         $11.05          $10.61
    End of period                          $14.77          $13.60          $12.18         $11.52          $11.05
  Accumulation units outstanding
  at the end of period                     9,394           21,401          18,223         15,554           749

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(406)

  Accumulation unit value:
    Beginning of period                    $17.66          $17.26          $15.75         $15.38          $14.31
    End of period                          $19.12          $17.66          $17.26         $15.75          $15.38
  Accumulation units outstanding
  at the end of period                       -             8,679           10,002          6,325          10,011

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(406)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(436)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.20           $8.88          $8.64
    End of period                           N/A             N/A            $8.34           $9.20          $8.88
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             3,070          3,984

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(436)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.39          $9.68           $9.07          $8.74
    End of period                          $11.82          $11.23          $10.39          $9.68          $9.07
  Accumulation units outstanding
  at the end of period                     14,805          15,995          17,468          6,425          3,106

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(676)

  Accumulation unit value:
    Beginning of period                    $22.91          $20.73          $20.85         $19.03           N/A
    End of period                          $26.95          $22.91          $20.73         $20.85           N/A
  Accumulation units outstanding
  at the end of period                     3,360           7,403           6,590           6,145           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(412)

  Accumulation unit value:
    Beginning of period                    $24.44          $23.95          $23.47         $21.55          $19.98
    End of period                          $26.15          $24.44          $23.95         $23.47          $21.55
  Accumulation units outstanding
  at the end of period                     3,144           1,179           2,605            817            306

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.33           N/A             N/A             N/A            N/A
    End of period                          $13.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    147,183           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(412)

  Accumulation unit value:
    Beginning of period                    $17.32          $15.80          $15.68         $15.12          $14.13
    End of period                          $16.98          $17.32          $15.80         $15.68          $15.12
  Accumulation units outstanding
  at the end of period                     2,700           2,724           2,804           1,887           914

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(284)

  Accumulation unit value:
    Beginning of period                    $20.90          $17.85          $17.85         $15.41          $9.79
    End of period                          $22.85          $20.90          $17.85         $17.85          $15.41
  Accumulation units outstanding
  at the end of period                     10,110          11,839          7,754           7,016          2,632

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,782           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      593             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1121)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.10           N/A             N/A            N/A
    End of period                          $10.72          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,310          3,100            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1121)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,651            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(875)

  Accumulation unit value:
    Beginning of period                    $12.45          $10.85          $10.89           N/A            N/A
    End of period                          $11.40          $12.45          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,923           5,300           2,502            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(875)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(436)

  Accumulation unit value:
    Beginning of period                    $17.10          $16.75          $16.74         $16.06          $15.72
    End of period                          $17.85          $17.10          $16.75         $16.74          $16.06
  Accumulation units outstanding
  at the end of period                     36,804          71,686          61,040         14,490           491

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.64          $11.20          $10.65           N/A            N/A
    End of period                          $12.67          $12.64          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,844          17,520          13,479           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.14          $9.99            N/A             N/A            N/A
    End of period                          $10.36          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,716          6,762            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(284)

  Accumulation unit value:
    Beginning of period                    $14.44          $11.22          $9.70           $8.12          $5.19
    End of period                          $15.76          $14.44          $11.22          $9.70          $8.12
  Accumulation units outstanding
  at the end of period                     48,811          48,654          40,350         31,206          5,721

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $21.36          $19.55          $18.88         $16.40          $15.34
    End of period                          $22.49          $21.36          $19.55         $18.88          $16.40
  Accumulation units outstanding
  at the end of period                     4,780            975            6,257            709            399

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(378)

  Accumulation unit value:
    Beginning of period                    $14.08          $13.98          $14.00         $13.83          $13.61
    End of period                          $14.60          $14.08          $13.98         $14.00          $13.83
  Accumulation units outstanding
  at the end of period                     17,856          10,034          9,118           4,079          2,591

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.13           N/A             N/A            N/A
    End of period                          $13.89          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,430          5,298            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(284)

  Accumulation unit value:
    Beginning of period                    $18.95          $16.96          $15.98         $13.14          $9.64
    End of period                          $18.00          $18.95          $16.96         $15.98          $13.14
  Accumulation units outstanding
  at the end of period                     25,980          36,483          34,030         15,984          2,611

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(435)

  Accumulation unit value:
    Beginning of period                    $15.77          $13.84          $13.56         $12.06          $11.17
    End of period                          $14.33          $15.77          $13.84         $13.56          $12.06
  Accumulation units outstanding
  at the end of period                     27,090          31,164          52,180         18,024          6,992

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(284)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.70          $11.30          $9.51          $6.45
    End of period                          $11.09          $11.71          $10.70         $11.30          $9.51
  Accumulation units outstanding
  at the end of period                    124,198         131,670         134,088         102,230         7,028

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(436)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.68          $10.76         $10.64          $10.51
    End of period                          $11.21          $10.80          $10.68         $10.76          $10.64
  Accumulation units outstanding
  at the end of period                     60,616          78,994          80,030         11,895           878

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(476)

  Accumulation unit value:
    Beginning of period                    $5.61           $4.23           $4.30           $3.74          $3.50
    End of period                          $5.71           $5.61           $4.23           $4.30          $3.74
  Accumulation units outstanding
  at the end of period                     20,065          41,215          5,537            243           3,398

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(476)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.78           $10.27          $9.57          $9.21
    End of period                          $9.72           $10.82          $9.78          $10.27          $9.57
  Accumulation units outstanding
  at the end of period                     5,566           10,060          8,264           2,493          1,290

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(435)

  Accumulation unit value:
    Beginning of period                    $10.53          $8.34           $9.06           $9.03          $8.04
    End of period                          $10.38          $10.53          $8.34           $9.06          $9.03
  Accumulation units outstanding
  at the end of period                    202,402         292,359         319,535         143,720         8,613

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.06           N/A             N/A            N/A
    End of period                          $10.27          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     99,355          57,775           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(436)

  Accumulation unit value:
    Beginning of period                    $9.06           $7.95           $7.82           $7.21          $6.70
    End of period                          $9.17           $9.06           $7.95           $7.82          $7.21
  Accumulation units outstanding
  at the end of period                     69,939          25,055          19,568          7,750           777

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $13.70          $11.84          $11.44         $10.34          $10.03
    End of period                          $11.04          $13.70          $11.84         $11.44          $10.34
  Accumulation units outstanding
  at the end of period                     8,252           15,879          11,864         28,651          1,184

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(470)

  Accumulation unit value:
    Beginning of period                    $16.33          $11.95          $11.12          $8.90          $8.57
    End of period                          $17.69          $16.33          $11.95         $11.12          $8.90
  Accumulation units outstanding
  at the end of period                    142,116         189,509         163,726         73,824          1,943

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.67          $10.17         $10.08          $9.79
    End of period                          $11.60          $11.06          $10.67         $10.17          $10.08
  Accumulation units outstanding
  at the end of period                     27,711          24,467          55,086         15,108          1,213

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                    $9.75            N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,354           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(441)

  Accumulation unit value:
    Beginning of period                    $17.81          $14.54          $13.16         $11.29          $10.25
    End of period                          $19.17          $17.81          $14.54         $13.16          $11.29
  Accumulation units outstanding
  at the end of period                    129,552          88,931          89,534         37,358          4,680

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                    $13.61          $11.74          $10.88          $9.87           N/A
    End of period                          $13.46          $13.61          $11.74         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    636,742         656,067         572,907         67,306           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1098)

  Accumulation unit value:
    Beginning of period                    $10.66          $9.16            N/A             N/A            N/A
    End of period                          $11.80          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,907          4,786            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(819)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.43          $9.23            N/A            N/A
    End of period                          $12.37          $10.65          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,775          50,687          35,237           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $11.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,468            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(496)

  Accumulation unit value:
    Beginning of period                    $25.80          $21.90          $16.41         $12.56           N/A
    End of period                          $34.03          $25.80          $21.90         $16.41           N/A
  Accumulation units outstanding
  at the end of period                     43,346         103,020          66,018         28,006           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(496)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.58          $9.40           $8.19          $7.65
    End of period                          $13.16          $12.84          $12.58          $9.40          $8.19
  Accumulation units outstanding
  at the end of period                     90,930         146,240         183,274         93,247          1,723

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.66            N/A             N/A            N/A
    End of period                          $10.63          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,928            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(284)

  Accumulation unit value:
    Beginning of period                    $14.54          $13.59          $12.45         $11.02          $7.60
    End of period                          $15.24          $14.54          $13.59         $12.45          $11.02
  Accumulation units outstanding
  at the end of period                    130,519         106,386         101,962         50,745          11,295

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(284)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.36          $10.17          $9.48          $6.97
    End of period                          $11.89          $11.62          $10.36         $10.17          $9.48
  Accumulation units outstanding
  at the end of period                    156,408         199,571         183,801         74,026          9,401

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $8.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,376            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(416)

  Accumulation unit value:
    Beginning of period                    $19.71          $18.46          $17.38         $15.83          $14.47
    End of period                          $17.21          $19.71          $18.46         $17.38          $15.83
  Accumulation units outstanding
  at the end of period                     44,790          82,089          87,157         42,933          6,592

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(416)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(378)

  Accumulation unit value:
    Beginning of period                    $14.86          $12.97          $12.76         $11.14          $9.57
    End of period                          $14.18          $14.86          $12.97         $12.76          $11.14
  Accumulation units outstanding
  at the end of period                    123,635         104,835          97,473         45,981          7,589

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $5.74           $5.39           $5.40           $5.48          $5.29
    End of period                          $6.42           $5.74           $5.39           $5.40          $5.48
  Accumulation units outstanding
  at the end of period                     51,806          62,070          21,397           17            2,248

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                    $14.84          $15.43          $11.40          $9.53           N/A
    End of period                          $17.29          $14.84          $15.43         $11.40           N/A
  Accumulation units outstanding
  at the end of period                     84,590         157,044         151,026          7,145           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                    $12.94          $11.83          $11.05         $10.13           N/A
    End of period                          $13.98          $12.94          $11.83         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     67,288          86,508          62,232          6,015           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.07          $10.88          $9.46          $8.41
    End of period                          $14.28          $13.77          $12.07         $10.88          $9.46
  Accumulation units outstanding
  at the end of period                     23,875          36,079          20,567         12,520          1,589

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(284)

  Accumulation unit value:
    Beginning of period                    $8.58           $8.39           $7.88           $7.75          $6.38
    End of period                          $9.24           $8.58           $8.39           $7.88          $7.75
  Accumulation units outstanding
  at the end of period                       -             20,693          20,624         19,288          2,407

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,858           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(378)

  Accumulation unit value:
    Beginning of period                    $13.04          $12.92          $12.95         $12.71          $12.45
    End of period                          $13.76          $13.04          $12.92         $12.95          $12.71
  Accumulation units outstanding
  at the end of period                     94,893          99,411          56,029         20,065          9,375

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(436)

  Accumulation unit value:
    Beginning of period                    $21.35          $19.25          $18.15         $16.46          $15.63
    End of period                          $19.31          $21.35          $19.25         $18.15          $16.46
  Accumulation units outstanding
  at the end of period                     2,949           3,134           2,337            437            199

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(378)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.08          $13.21
    End of period                           N/A             N/A             N/A           $14.44          $14.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,087

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.96          $12.03          $12.13         $11.82           N/A
    End of period                          $12.50          $12.96          $12.03         $12.13           N/A
  Accumulation units outstanding
  at the end of period                    126,343         139,782         118,325         39,109           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(486)

  Accumulation unit value:
    Beginning of period                    $20.09          $18.23          $17.82         $16.64          $16.64
    End of period                          $18.49          $20.09          $18.23         $17.82          $16.64
  Accumulation units outstanding
  at the end of period                     1,649           6,823           1,710            220            219

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(435)

  Accumulation unit value:
    Beginning of period                    $8.11           $7.87           $7.20           $6.22          $6.06
    End of period                          $7.85           $8.11           $7.87           $7.20          $6.22
  Accumulation units outstanding
  at the end of period                       -             11,058          10,735         13,925          3,207

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(771)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08           N/A
    End of period                           N/A             N/A             N/A            $9.89           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,526           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.99           N/A
    End of period                           N/A             N/A             N/A           $10.01           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(510)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.79           N/A
    End of period                           N/A             N/A             N/A            $9.76           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(402)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.45          $11.77         $10.71          $9.95
    End of period                          $14.93          $14.03          $12.45         $11.77          $10.71
  Accumulation units outstanding
  at the end of period                     70,386          80,225          85,064         70,463          5,524

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(733)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.41          $10.29         $10.26           N/A
    End of period                          $11.35          $10.95          $10.41         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     95,527          55,201          69,614          1,509           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(412)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.55          $11.98         $11.03          $10.38
    End of period                          $14.81          $13.98          $12.55         $11.98          $11.03
  Accumulation units outstanding
  at the end of period                    168,169         195,828         198,376         172,698         22,995

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(695)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.73          $10.48         $10.02           N/A
    End of period                          $12.13          $11.55          $10.73         $10.48           N/A
  Accumulation units outstanding
  at the end of period                    167,367         182,578         136,240         14,636           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(378)

  Accumulation unit value:
    Beginning of period                    $13.28          $12.14          $11.70         $10.95          $10.15
    End of period                          $14.07          $13.28          $12.14         $11.70          $10.95
  Accumulation units outstanding
  at the end of period                    219,511         288,320         279,533         105,762         22,775

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(378)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.51           N/A
    End of period                           N/A             N/A             N/A           $10.49           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(409)

  Accumulation unit value:
    Beginning of period                    $23.55          $21.25          $20.69         $19.14          $17.78
    End of period                          $24.69          $23.55          $21.25         $20.69          $19.14
  Accumulation units outstanding
  at the end of period                     23,192          28,710          30,756         22,356          13,947

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(409)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(426)

  Accumulation unit value:
    Beginning of period                    $11.23          $11.01          $10.99         $11.19          $11.24
    End of period                          $11.47          $11.23          $11.01         $10.99          $11.19
  Accumulation units outstanding
  at the end of period                     91,548          68,911          60,407         42,990          9,607

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(412)

  Accumulation unit value:
    Beginning of period                    $19.95          $16.92          $16.04         $14.33          $12.86
    End of period                          $20.98          $19.95          $16.92         $16.04          $14.33
  Accumulation units outstanding
  at the end of period                     19,785          31,147          16,690         15,855          4,605

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $26.59          $23.98          $23.17         $21.62          $20.11
    End of period                          $28.55          $26.59          $23.98         $23.17          $21.62
  Accumulation units outstanding
  at the end of period                     27,458          17,069          14,540         10,234          3,440

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(409)

  Accumulation unit value:
    Beginning of period                    $34.86          $33.47          $30.08         $26.13          $24.16
    End of period                          $39.85          $34.86          $33.47         $30.08          $26.13
  Accumulation units outstanding
  at the end of period                     19,553          24,019          22,444         15,046          6,932

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(409)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(284)

  Accumulation unit value:
    Beginning of period                    $15.21          $12.99          $12.55         $11.17          $7.81
    End of period                          $14.96          $15.21          $12.99         $12.55          $11.17
  Accumulation units outstanding
  at the end of period                     48,032          67,307          60,689         40,702          15,130

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.52%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $16.66           N/A             N/A             N/A            N/A
    End of period                          $16.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      892             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $12.32           N/A             N/A             N/A            N/A
    End of period                          $13.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,648            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1153)

  Accumulation unit value:
    Beginning of period                    $15.30          $14.07           N/A             N/A            N/A
    End of period                          $12.68          $15.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      403              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $15.87           N/A             N/A             N/A            N/A
    End of period                          $14.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      204             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.84           N/A             N/A             N/A            N/A
    End of period                          $13.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,604           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(689)

  Accumulation unit value:
    Beginning of period                    $17.30          $15.79          $15.66         $14.06           N/A
    End of period                          $16.96          $17.30          $15.79         $15.66           N/A
  Accumulation units outstanding
  at the end of period                       -              370             371             371            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $23.08           N/A             N/A             N/A            N/A
    End of period                          $22.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      235             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1212)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.80           N/A             N/A            N/A
    End of period                          $10.72          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,395           2,369            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(900)

  Accumulation unit value:
    Beginning of period                    $17.08          $16.73          $16.81           N/A            N/A
    End of period                          $17.82          $17.08          $16.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,179            744             659             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $13.30           N/A             N/A             N/A            N/A
    End of period                          $12.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      236             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.14          $9.99            N/A             N/A            N/A
    End of period                          $10.36          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      650            1,253            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(900)

  Accumulation unit value:
    Beginning of period                    $14.43          $11.21          $10.04           N/A            N/A
    End of period                          $15.75          $14.43          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,894           6,614           1,488            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $22.77           N/A             N/A             N/A            N/A
    End of period                          $22.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      125             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.78           N/A             N/A             N/A            N/A
    End of period                          $13.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      529             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(805)

  Accumulation unit value:
    Beginning of period                    $18.93          $16.95          $15.64           N/A            N/A
    End of period                          $17.98          $18.93          $16.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,180           1,927           1,088            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(805)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(866)

  Accumulation unit value:
    Beginning of period                    $15.76          $13.83          $13.79           N/A            N/A
    End of period                          $14.32          $15.76          $13.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      109             109             672             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(866)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(786)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.69          $11.35           N/A            N/A
    End of period                          $11.08          $11.70          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,175           8,149           7,904            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(900)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.68          $10.76           N/A            N/A
    End of period                          $11.20          $10.79          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,404             -             1,029            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1029)

  Accumulation unit value:
    Beginning of period                    $5.61           $4.73            N/A             N/A            N/A
    End of period                          $5.70           $5.61            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $10.83           N/A             N/A             N/A            N/A
    End of period                          $9.71            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      293             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(786)

  Accumulation unit value:
    Beginning of period                    $10.52          $8.33           $8.86            N/A            N/A
    End of period                          $10.36          $10.52          $8.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,106           10,108          10,931           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(866)

  Accumulation unit value:
    Beginning of period                    $9.05           $7.95           $7.81            N/A            N/A
    End of period                          $9.16           $9.05           $7.95            N/A            N/A
  Accumulation units outstanding
  at the end of period                      380             380             380             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(866)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $12.53           N/A             N/A             N/A            N/A
    End of period                          $11.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      245             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(786)

  Accumulation unit value:
    Beginning of period                    $16.31          $11.94          $10.86           N/A            N/A
    End of period                          $17.67          $16.31          $11.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,710           7,543           8,707            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(776)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.66          $10.07           N/A            N/A
    End of period                          $11.59          $11.05          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,580           2,314           1,585            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(776)

  Accumulation unit value:
    Beginning of period                    $17.80          $14.54          $13.40           N/A            N/A
    End of period                          $19.16          $17.80          $14.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,772           2,048           1,884            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                    $13.60          $11.74          $10.79           N/A            N/A
    End of period                          $13.45          $13.60          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     66,652          45,615          28,001           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(776)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.43          $9.80            N/A            N/A
    End of period                          $12.37          $10.65          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,128           1,603           1,084            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(789)

  Accumulation unit value:
    Beginning of period                    $25.77          $21.88          $19.42           N/A            N/A
    End of period                          $33.99          $25.77          $21.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      516            12,923          13,769           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(786)

  Accumulation unit value:
    Beginning of period                    $12.83          $12.57          $10.11           N/A            N/A
    End of period                          $13.14          $12.83          $12.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,008           7,604           7,071            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(776)

  Accumulation unit value:
    Beginning of period                    $14.53          $13.59          $12.47           N/A            N/A
    End of period                          $15.23          $14.53          $13.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,869           3,894           2,993            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(776)

  Accumulation unit value:
    Beginning of period                    $11.61          $10.35          $10.08           N/A            N/A
    End of period                          $11.88          $11.61          $10.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,201           6,901           5,858            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(786)

  Accumulation unit value:
    Beginning of period                    $19.69          $18.45          $16.99           N/A            N/A
    End of period                          $17.19          $19.69          $18.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,187           4,793           4,651            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(776)

  Accumulation unit value:
    Beginning of period                    $14.85          $12.96          $12.38           N/A            N/A
    End of period                          $14.17          $14.85          $12.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,284           3,322           3,025            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $5.85            N/A             N/A             N/A            N/A
    End of period                          $6.42            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,114            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(759)

  Accumulation unit value:
    Beginning of period                    $14.84          $15.43          $11.86           N/A            N/A
    End of period                          $17.29          $14.84          $15.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,200             -             6,543            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(900)

  Accumulation unit value:
    Beginning of period                    $12.94          $11.83          $11.09           N/A            N/A
    End of period                          $13.97          $12.94          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,145           3,926           2,539            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.15           N/A             N/A             N/A            N/A
    End of period                          $13.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      687             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $21.26           N/A             N/A             N/A            N/A
    End of period                          $19.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      147             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(726)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.44          $11.76         $11.64           N/A
    End of period                          $14.92          $14.01          $12.44         $11.76           N/A
  Accumulation units outstanding
  at the end of period                      132             133             133             133            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(726)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.41          $10.29          $9.98           N/A
    End of period                          $11.34          $10.94          $10.41         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     6,634           7,382           13,621          4,056           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(643)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.54          $11.97         $10.76           N/A
    End of period                          $14.80          $13.96          $12.54         $11.97           N/A
  Accumulation units outstanding
  at the end of period                     18,422          17,755          12,382          3,947           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(643)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(704)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.73          $10.48         $10.27           N/A
    End of period                          $12.13          $11.55          $10.73         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     28,619          27,929          30,162          3,476           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(621)

  Accumulation unit value:
    Beginning of period                    $13.27          $12.13          $11.69         $10.77           N/A
    End of period                          $14.06          $13.27          $12.13         $11.69           N/A
  Accumulation units outstanding
  at the end of period                     12,793          13,224          13,226         12,526           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(866)

  Accumulation unit value:
    Beginning of period                    $23.53          $21.23          $20.68           N/A            N/A
    End of period                          $24.66          $23.53          $21.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                      630             217             217             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(866)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(935)

  Accumulation unit value:
    Beginning of period                    $11.21          $11.00          $10.97           N/A            N/A
    End of period                          $11.45          $11.21          $11.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(866)

  Accumulation unit value:
    Beginning of period                    $26.55          $23.95          $23.00           N/A            N/A
    End of period                          $28.51          $26.55          $23.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                      194             194             194             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(866)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(866)

  Accumulation unit value:
    Beginning of period                    $34.82          $33.43          $30.86           N/A            N/A
    End of period                          $39.79          $34.82          $33.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                      287             374             259             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(866)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $15.95           N/A             N/A             N/A            N/A
    End of period                          $14.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,438            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.545%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                    $15.57          $13.03          $12.07         $10.22           N/A
    End of period                          $16.66          $15.57          $13.03         $12.07           N/A
  Accumulation units outstanding
  at the end of period                     8,713           6,132           5,492           2,380           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(426)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.28          $10.79         $10.06          $9.57
    End of period                          $13.38          $11.86          $11.28         $10.79          $10.06
  Accumulation units outstanding
  at the end of period                      270             270             271             534            271

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(996)

  Accumulation unit value:
    Beginning of period                    $15.30          $11.99           N/A             N/A            N/A
    End of period                          $12.67          $15.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      418            3,551            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(996)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(426)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.16          $11.50         $11.04          $10.56
    End of period                          $14.73          $13.57          $12.16         $11.50          $11.04
  Accumulation units outstanding
  at the end of period                      122            1,347           2,612           2,988           123

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(426)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.37          $9.66           $9.06          $8.69
    End of period                          $11.79          $11.20          $10.37          $9.66          $9.06
  Accumulation units outstanding
  at the end of period                      743             744             745             745            746

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $24.62           N/A             N/A             N/A            N/A
    End of period                          $26.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,662            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(426)

  Accumulation unit value:
    Beginning of period                    $24.34          $23.87          $23.39         $21.48          $20.08
    End of period                          $26.03          $24.34          $23.87         $23.39          $21.48
  Accumulation units outstanding
  at the end of period                     1,392           1,479           3,455           1,877            65

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $13.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,585            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(515)

  Accumulation unit value:
    Beginning of period                    $20.83          $17.79          $17.80         $16.68           N/A
    End of period                          $22.76          $20.83          $17.79         $17.80           N/A
  Accumulation units outstanding
  at the end of period                     8,498            295              -              163            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,058           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(960)

  Accumulation unit value:
    Beginning of period                    $12.45          $10.85          $11.01           N/A            N/A
    End of period                          $11.39          $12.45          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,729           1,853            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(960)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(512)

  Accumulation unit value:
    Beginning of period                    $17.04          $16.69          $16.68         $16.12           N/A
    End of period                          $17.77          $17.04          $16.69         $16.68           N/A
  Accumulation units outstanding
  at the end of period                     1,884           1,568           1,642           1,829           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                    $12.64          $11.20          $11.05           N/A            N/A
    End of period                          $12.66          $12.64          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1221)

  Accumulation unit value:
    Beginning of period                    $10.14          $10.14           N/A             N/A            N/A
    End of period                          $10.36          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1221)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(680)

  Accumulation unit value:
    Beginning of period                    $14.39          $11.19          $9.68           $8.76           N/A
    End of period                          $15.71          $14.39          $11.19          $9.68           N/A
  Accumulation units outstanding
  at the end of period                     1,695           1,463           1,533           1,608           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(426)

  Accumulation unit value:
    Beginning of period                    $21.27          $19.47          $18.81         $16.36          $15.39
    End of period                          $22.39          $21.27          $19.47         $18.81          $16.36
  Accumulation units outstanding
  at the end of period                       -               -              168             168            169

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(512)

  Accumulation unit value:
    Beginning of period                    $14.02          $13.93          $13.96         $13.93           N/A
    End of period                          $14.54          $14.02          $13.93         $13.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              371            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.01           N/A             N/A             N/A            N/A
    End of period                          $13.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       27             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(426)

  Accumulation unit value:
    Beginning of period                    $18.89          $16.91          $15.95         $13.11          $12.27
    End of period                          $17.93          $18.89          $16.91         $15.95          $13.11
  Accumulation units outstanding
  at the end of period                     2,708           2,989           3,608           3,910           212

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(426)

  Accumulation unit value:
    Beginning of period                    $15.72          $13.81          $13.53         $12.03          $11.03
    End of period                          $14.28          $15.72          $13.81         $13.53          $12.03
  Accumulation units outstanding
  at the end of period                     2,661           4,284           5,033           2,566           118

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(456)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.67          $11.28          $9.49          $8.48
    End of period                          $11.06          $11.68          $10.67         $11.28          $9.49
  Accumulation units outstanding
  at the end of period                     6,986           7,438           9,693           3,177          1,380

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(475)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.67          $10.74         $10.63          $10.61
    End of period                          $11.18          $10.78          $10.67         $10.74          $10.63
  Accumulation units outstanding
  at the end of period                     10,779          11,510          15,021          9,240          1,214

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.78            N/A             N/A             N/A            N/A
    End of period                          $5.69            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      132             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(947)

  Accumulation unit value:
    Beginning of period                    $10.78          $9.75           $9.67            N/A            N/A
    End of period                          $9.69           $10.78          $9.75            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(456)

  Accumulation unit value:
    Beginning of period                    $10.51          $8.32           $9.04           $9.02          $8.07
    End of period                          $10.34          $10.51          $8.32           $9.04          $9.02
  Accumulation units outstanding
  at the end of period                     9,241           10,102          13,787          6,054          1,458

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.01           N/A             N/A            N/A
    End of period                          $10.27          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      477             467             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(899)

  Accumulation unit value:
    Beginning of period                    $9.03           $7.93           $7.77            N/A            N/A
    End of period                          $9.14           $9.03           $7.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(899)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(664)

  Accumulation unit value:
    Beginning of period                    $13.67          $11.81          $11.42         $10.73           N/A
    End of period                          $11.01          $13.67          $11.81         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     2,033           2,078           12,946          2,164           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(664)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(456)

  Accumulation unit value:
    Beginning of period                    $16.28          $11.92          $11.10          $8.88          $8.36
    End of period                          $17.64          $16.28          $11.92         $11.10          $8.88
  Accumulation units outstanding
  at the end of period                     6,054           8,347           13,205          6,373          1,480

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(680)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.65          $10.15          $9.47           N/A
    End of period                          $11.57          $11.03          $10.65         $10.15           N/A
  Accumulation units outstanding
  at the end of period                      591            2,312           14,619           558            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(475)

  Accumulation unit value:
    Beginning of period                    $17.78          $14.52          $13.15         $11.29          $10.79
    End of period                          $19.13          $17.78          $14.52         $13.15          $11.29
  Accumulation units outstanding
  at the end of period                     7,456           8,782           11,380          6,958          1,172

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(831)

  Accumulation unit value:
    Beginning of period                    $13.60          $11.74          $10.54           N/A            N/A
    End of period                          $13.44          $13.60          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                    101,807          87,982          61,270           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.61           N/A             N/A             N/A            N/A
    End of period                          $11.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,527            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1092)

  Accumulation unit value:
    Beginning of period                    $10.65          $9.38            N/A             N/A            N/A
    End of period                          $12.36          $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1336)

  Accumulation unit value:
    Beginning of period                    $10.49           N/A             N/A             N/A            N/A
    End of period                          $11.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       21             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(680)

  Accumulation unit value:
    Beginning of period                    $25.73          $21.85          $16.38         $16.07           N/A
    End of period                          $33.93          $25.73          $21.85         $16.38           N/A
  Accumulation units outstanding
  at the end of period                     5,039           6,294           9,008           2,861           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(456)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.56          $9.38           $8.18          $7.54
    End of period                          $13.12          $12.81          $12.56          $9.38          $8.18
  Accumulation units outstanding
  at the end of period                     7,810           8,653           13,735          5,596          1,608

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1108)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.44            N/A             N/A            N/A
    End of period                          $10.62          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1108)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(475)

  Accumulation unit value:
    Beginning of period                    $14.52          $13.58          $12.44         $11.02          $10.69
    End of period                          $15.21          $14.52          $13.58         $12.44          $11.02
  Accumulation units outstanding
  at the end of period                     8,460           9,770           13,485          8,324          1,183

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(475)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.34          $10.16          $9.47          $9.11
    End of period                          $11.86          $11.60          $10.34         $10.16          $9.47
  Accumulation units outstanding
  at the end of period                     14,518          15,815          20,288         13,596          1,389

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(456)

  Accumulation unit value:
    Beginning of period                    $19.66          $18.42          $17.35         $15.81          $15.34
    End of period                          $17.16          $19.66          $18.42         $17.35          $15.81
  Accumulation units outstanding
  at the end of period                     4,378           4,510           6,267           2,132           819

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(475)

  Accumulation unit value:
    Beginning of period                    $14.83          $12.95          $12.74         $11.13          $10.71
    End of period                          $14.15          $14.83          $12.95         $12.74          $11.13
  Accumulation units outstanding
  at the end of period                     9,730           10,540          14,402          9,105          1,168

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(515)

  Accumulation unit value:
    Beginning of period                    $5.74           $5.38           $5.39           $5.64           N/A
    End of period                          $6.41           $5.74           $5.38           $5.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -             23,834           481            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                    $14.83          $15.43          $11.40         $11.44           N/A
    End of period                          $17.27          $14.83          $15.43         $11.40           N/A
  Accumulation units outstanding
  at the end of period                     9,449           11,806          9,857           3,985           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(929)

  Accumulation unit value:
    Beginning of period                    $12.93          $11.83          $11.10           N/A            N/A
    End of period                          $13.96          $12.93          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      170             182             183             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(929)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(512)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.05          $10.87          $9.83           N/A
    End of period                          $14.25          $13.75          $12.05         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     7,876           2,359            743            1,100           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(512)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.88          $12.92         $12.79           N/A
    End of period                          $13.71          $13.00          $12.88         $12.92           N/A
  Accumulation units outstanding
  at the end of period                     6,636           8,310           6,092           8,064           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.07           N/A
    End of period                           N/A             N/A             N/A           $14.40           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.92          $11.99          $12.10         $11.79           N/A
    End of period                          $12.46          $12.92          $11.99         $12.10           N/A
  Accumulation units outstanding
  at the end of period                     15,820          2,428             -              383            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(515)

  Accumulation unit value:
    Beginning of period                    $20.01          $18.16          $17.76         $17.16           N/A
    End of period                          $18.41          $20.01          $18.16         $17.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              158            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(664)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.99           N/A
    End of period                           N/A             N/A             N/A           $10.05           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(664)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(665)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.41          $11.74         $10.70           N/A
    End of period                          $14.88          $13.99          $12.41         $11.74           N/A
  Accumulation units outstanding
  at the end of period                     12,597          13,004          13,462          3,708           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(803)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.40          $10.17           N/A            N/A
    End of period                          $11.33          $10.94          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,356            -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(515)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.52          $11.95         $11.32           N/A
    End of period                          $14.76          $13.93          $12.52         $11.95           N/A
  Accumulation units outstanding
  at the end of period                     12,000          52,007          34,894         37,152           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.72          $10.32           N/A            N/A
    End of period                          $12.12          $11.54          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,047           1,048           1,049            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(531)

  Accumulation unit value:
    Beginning of period                    $13.24          $12.11          $11.67         $11.16           N/A
    End of period                          $14.02          $13.24          $12.11         $11.67           N/A
  Accumulation units outstanding
  at the end of period                     1,724           1,726           1,727           2,889           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(426)

  Accumulation unit value:
    Beginning of period                    $23.46          $21.17          $20.62         $19.08          $17.98
    End of period                          $24.58          $23.46          $21.17         $20.62          $19.08
  Accumulation units outstanding
  at the end of period                     1,776           1,800           1,742           1,912           144

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.97          $10.96         $11.06           N/A
    End of period                          $11.41          $11.18          $10.97         $10.96           N/A
  Accumulation units outstanding
  at the end of period                     6,868             -             8,151           3,779           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(680)

  Accumulation unit value:
    Beginning of period                    $19.92          $16.90          $16.03         $14.89           N/A
    End of period                          $20.94          $19.92          $16.90         $16.03           N/A
  Accumulation units outstanding
  at the end of period                     3,569           5,666           5,988           1,537           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(426)

  Accumulation unit value:
    Beginning of period                    $26.48          $23.89          $23.09         $21.56          $20.16
    End of period                          $28.42          $26.48          $23.89         $23.09          $21.56
  Accumulation units outstanding
  at the end of period                     1,555           2,035            128             299            129

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(512)

  Accumulation unit value:
    Beginning of period                    $34.72          $33.35          $29.98         $26.86           N/A
    End of period                          $39.67          $34.72          $33.35         $29.98           N/A
  Accumulation units outstanding
  at the end of period                      938            1,505           2,048           1,117           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(426)

  Accumulation unit value:
    Beginning of period                    $15.17          $12.97          $12.53         $11.16          $10.16
    End of period                          $14.92          $15.17          $12.97         $12.53          $11.16
  Accumulation units outstanding
  at the end of period                     3,260           4,251           5,013           4,297           255

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $15.56          $13.02          $12.07         $10.64          $8.49
    End of period                          $16.65          $15.56          $13.02         $12.07          $10.64
  Accumulation units outstanding
  at the end of period                     2,380            500             546            1,731            -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $8.08
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(203)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.27          $10.78         $10.06          $7.94
    End of period                          $13.37          $11.85          $11.27         $10.78          $10.06
  Accumulation units outstanding
  at the end of period                      546             139             135             132             -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(203)

  Accumulation unit value:
    Beginning of period                    $7.78
    End of period                          $7.94
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(222)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.20          $7.70
    End of period                           N/A             N/A             N/A            $8.97          $9.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(222)

  Accumulation unit value:
    Beginning of period                    $7.95
    End of period                          $7.70
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.29          $11.50          $10.73           N/A            N/A
    End of period                          $12.67          $15.29          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                      496            1,579           1,804            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.16          $11.50         $11.04          $8.18
    End of period                          $14.73          $13.57          $12.16         $11.50          $11.04
  Accumulation units outstanding
  at the end of period                      357              -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $8.56
    End of period                          $8.18
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $17.59          $17.19          $15.70         $15.33          $11.63
    End of period                          $19.03          $17.59          $17.19         $15.70          $15.33
  Accumulation units outstanding
  at the end of period                       -               79              74             76              -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $11.69
    End of period                          $11.63
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(175)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.18           $8.86          $7.31
    End of period                           N/A             N/A            $8.32           $9.18          $8.86
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $8.22
    End of period                          $7.31
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $11.21          $10.38          $9.67           $9.06          $8.18
    End of period                          $11.79          $11.21          $10.38          $9.67          $9.06
  Accumulation units outstanding
  at the end of period                     5,674           6,167           6,323             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $8.95
    End of period                          $8.18
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                    $22.80          $20.64          $20.77         $18.74           N/A
    End of period                          $26.81          $22.80          $20.64         $20.77           N/A
  Accumulation units outstanding
  at the end of period                       56              61              61             58             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(310)

  Accumulation unit value:
    Beginning of period                    $24.32          $23.85          $23.38         $21.47          $16.71
    End of period                          $26.02          $24.32          $23.85         $23.38          $21.47
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.07           N/A             N/A             N/A            N/A
    End of period                          $13.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      907             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                    $17.26          $15.76          $15.64         $15.09          $12.43
    End of period                          $16.92          $17.26          $15.76         $15.64          $15.09
  Accumulation units outstanding
  at the end of period                      168             158             158             153             -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                    $15.62
    End of period                          $12.43
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(175)

  Accumulation unit value:
    Beginning of period                    $20.82          $17.78          $17.79         $15.36          $11.26
    End of period                          $22.74          $20.82          $17.78         $17.79          $15.36
  Accumulation units outstanding
  at the end of period                      912             931             952             42              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(175)

  Accumulation unit value:
    Beginning of period                    $11.62
    End of period                          $11.26
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1200)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.66           N/A             N/A            N/A
    End of period                          $10.72          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      241              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1200)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       46             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(865)

  Accumulation unit value:
    Beginning of period                    $12.45          $10.85          $10.58           N/A            N/A
    End of period                          $11.39          $12.45          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,434           1,541            500             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(865)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $17.02          $16.68          $16.67         $16.00          $14.45
    End of period                          $17.75          $17.02          $16.68         $16.67          $16.00
  Accumulation units outstanding
  at the end of period                     2,667           2,590           2,015             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $14.07
    End of period                          $14.45
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.20          $10.96           N/A            N/A
    End of period                          $12.66          $12.63          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       51              55             146             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                    $14.39          $11.18          $9.67           $8.10          $6.76
    End of period                          $15.70          $14.39          $11.18          $9.67          $8.10
  Accumulation units outstanding
  at the end of period                     2,883           3,188           2,537             -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(222)

  Accumulation unit value:
    Beginning of period                    $21.26          $19.46          $18.81         $16.35          $12.36
    End of period                          $22.37          $21.26          $19.46         $18.81          $16.35
  Accumulation units outstanding
  at the end of period                      229              -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(222)

  Accumulation unit value:
    Beginning of period                    $12.55
    End of period                          $12.36
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.91          $13.94         $13.77          $13.96
    End of period                          $14.52          $14.00          $13.91         $13.94          $13.77
  Accumulation units outstanding
  at the end of period                     1,225           1,254           1,280             -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $12.99
    End of period                          $13.96
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.74           N/A             N/A             N/A            N/A
    End of period                          $13.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      705             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(149)

  Accumulation unit value:
    Beginning of period                    $18.88          $16.91          $15.94         $13.11          $10.43
    End of period                          $17.93          $18.88          $16.91         $15.94          $13.11
  Accumulation units outstanding
  at the end of period                     7,175           7,136           7,365            445             -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(149)

  Accumulation unit value:
    Beginning of period                    $11.27
    End of period                          $10.43
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(149)

  Accumulation unit value:
    Beginning of period                    $15.72          $13.80          $13.53         $12.03          $8.89
    End of period                          $14.27          $15.72          $13.80         $13.53          $12.03
  Accumulation units outstanding
  at the end of period                     7,239           6,878           7,070            90              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(149)

  Accumulation unit value:
    Beginning of period                    $9.89
    End of period                          $8.89
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(148)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.67          $11.28          $9.49          $7.33
    End of period                          $11.06          $11.67          $10.67         $11.28          $9.49
  Accumulation units outstanding
  at the end of period                     17,122          17,682          16,544           541             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(148)

  Accumulation unit value:
    Beginning of period                    $8.57
    End of period                          $7.33
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(169)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.67          $10.74         $10.63          $10.59
    End of period                          $11.18          $10.78          $10.67         $10.74          $10.63
  Accumulation units outstanding
  at the end of period                     4,247           4,132           3,968             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(169)

  Accumulation unit value:
    Beginning of period                    $10.38
    End of period                          $10.59
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(679)

  Accumulation unit value:
    Beginning of period                    $5.57           $4.20           $4.28           $4.08           N/A
    End of period                          $5.67           $5.57           $4.20           $4.28           N/A
  Accumulation units outstanding
  at the end of period                       49              51              59             54             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $10.50          $8.31           $9.04           $9.02          $7.36
    End of period                          $10.34          $10.50          $8.31           $9.04          $9.02
  Accumulation units outstanding
  at the end of period                     18,322          20,116          21,055           640             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $8.07
    End of period                          $7.36
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1102)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.39           N/A             N/A            N/A
    End of period                          $10.27          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      792             834             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1102)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(179)

  Accumulation unit value:
    Beginning of period                    $9.03           $7.93           $7.80           $7.19          $5.72
    End of period                          $9.13           $9.03           $7.93           $7.80          $7.19
  Accumulation units outstanding
  at the end of period                       95              93              94            2,059            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(179)

  Accumulation unit value:
    Beginning of period                    $5.75
    End of period                          $5.72
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(881)

  Accumulation unit value:
    Beginning of period                    $13.66          $11.80          $11.32           N/A            N/A
    End of period                          $11.00          $13.66          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(881)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(148)

  Accumulation unit value:
    Beginning of period                    $16.28          $11.92          $11.09          $8.88          $6.84
    End of period                          $17.63          $16.28          $11.92         $11.09          $8.88
  Accumulation units outstanding
  at the end of period                     9,587           15,850          17,894           561             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(148)

  Accumulation unit value:
    Beginning of period                    $8.07
    End of period                          $6.84
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(679)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.63          $10.14          $9.43           N/A
    End of period                          $11.54          $11.01          $10.63         $10.14           N/A
  Accumulation units outstanding
  at the end of period                      216             197              13             13             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(169)

  Accumulation unit value:
    Beginning of period                    $17.78          $14.52          $13.15         $11.29          $8.43
    End of period                          $19.13          $17.78          $14.52         $13.15          $11.29
  Accumulation units outstanding
  at the end of period                     4,232           3,937           3,574            93              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(169)

  Accumulation unit value:
    Beginning of period                    $8.91
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                    $13.59          $11.74          $10.88         $10.41           N/A
    End of period                          $13.44          $13.59          $11.74         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     37,142          60,956          44,770          5,157           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.43          $10.80          $9.84           N/A
    End of period                          $12.36          $10.65          $10.43         $10.80           N/A
  Accumulation units outstanding
  at the end of period                      308            6,707           6,110            133            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1416)

  Accumulation unit value:
    Beginning of period                    $11.66           N/A             N/A             N/A            N/A
    End of period                          $11.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      464             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1416)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(527)

  Accumulation unit value:
    Beginning of period                    $25.72          $21.84          $16.38         $13.58           N/A
    End of period                          $33.91          $25.72          $21.84         $16.38           N/A
  Accumulation units outstanding
  at the end of period                     1,383           1,745           1,537            27             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(527)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.55          $9.38           $8.18          $7.05
    End of period                          $13.11          $12.81          $12.55          $9.38          $8.18
  Accumulation units outstanding
  at the end of period                     15,607          16,399          16,665           681             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $8.97
    End of period                          $7.05
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.57          $12.43         $11.02          $8.40
    End of period                          $15.20          $14.51          $13.57         $12.43          $11.02
  Accumulation units outstanding
  at the end of period                     3,844           3,689           3,630             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $9.63
    End of period                          $8.40
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.34          $10.16          $9.47          $7.60
    End of period                          $11.86          $11.60          $10.34         $10.16          $9.47
  Accumulation units outstanding
  at the end of period                     7,167           6,801           4,126             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $8.63
    End of period                          $7.60
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                    $9.42            N/A             N/A             N/A            N/A
    End of period                          $8.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,691            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(148)

  Accumulation unit value:
    Beginning of period                    $19.66          $18.42          $17.34         $15.80          $10.95
    End of period                          $17.16          $19.66          $18.42         $17.34          $15.80
  Accumulation units outstanding
  at the end of period                     10,932          7,964           8,014            375             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(148)

  Accumulation unit value:
    Beginning of period                    12.27.
    End of period                          $10.95
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $14.83          $12.95          $12.74         $11.13          $7.83
    End of period                          $14.15          $14.83          $12.95         $12.74          $11.13
  Accumulation units outstanding
  at the end of period                     3,498           3,250           3,367             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $9.45
    End of period                          $7.83
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(679)

  Accumulation unit value:
    Beginning of period                    $5.73           $5.37           $5.38           $4.84           N/A
    End of period                          $6.39           $5.73           $5.37           $5.38           N/A
  Accumulation units outstanding
  at the end of period                     1,792             48              47             45             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                    $14.83          $15.43          $11.40         $10.79           N/A
    End of period                          $17.27          $14.83          $15.43         $11.40           N/A
  Accumulation units outstanding
  at the end of period                     3,758           4,076           2,521             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(725)

  Accumulation unit value:
    Beginning of period                    $12.93          $11.82          $11.05         $10.89           N/A
    End of period                          $13.96          $12.93          $11.82         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     2,652           2,366           3,562             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(725)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(149)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.05          $10.87         $10.63          $6.90
    End of period                          $14.24          $13.74          $12.05         $10.87          $10.63
  Accumulation units outstanding
  at the end of period                      476             472             477             114             -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(149)

  Accumulation unit value:
    Beginning of period                    $7.98
    End of period                          $6.90
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $8.56           $8.37           $7.87           $7.74          $6.74
    End of period                          $9.21           $8.56           $8.37           $7.87          $7.74
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $6.84
    End of period                          $6.74
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $12.99          $12.88          $12.91         $12.68          $12.42
    End of period                          $13.71          $12.99          $12.88         $12.91          $12.68
  Accumulation units outstanding
  at the end of period                     12,093          11,752          7,897           1,164            -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $11.95
    End of period                          $12.42
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(358)

  Accumulation unit value:
    Beginning of period                    $21.25          $19.16          $18.08         $16.40          $14.46
    End of period                          $19.21          $21.25          $19.16         $18.08          $16.40
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(101)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.04          $12.14
    End of period                           N/A             N/A             N/A           $14.40          $14.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $12.32
    End of period                          $12.14
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.92          $11.99          $12.09         $11.79           N/A
    End of period                          $12.45          $12.92          $11.99         $12.09           N/A
  Accumulation units outstanding
  at the end of period                     1,894           1,977           2,062             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(149)

  Accumulation unit value:
    Beginning of period                    $20.00          $18.15          $17.75         $16.59          $13.66
    End of period                          $18.40          $20.00          $18.15         $17.75          $16.59
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(149)

  Accumulation unit value:
    Beginning of period                    $14.75
    End of period                          $13.66
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $8.09           $7.85           $7.18           $6.21          $4.77
    End of period                          $7.83           $8.09           $7.85           $7.18          $6.21
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $5.21
    End of period                          $4.77
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(188)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.06          $8.45
    End of period                           N/A             N/A             N/A           $10.16          $10.06
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(188)

  Accumulation unit value:
    Beginning of period                    $8.40
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(559)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14           N/A
    End of period                           N/A             N/A             N/A           $10.05           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(559)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(179)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.85          $7.77
    End of period                           N/A             N/A             N/A            $9.98          $9.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(179)

  Accumulation unit value:
    Beginning of period                    $7.81
    End of period                          $7.77
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(279)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.63          $7.19
    End of period                           N/A             N/A             N/A            $9.73          $9.63
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(331)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.41          $11.73         $10.69          $8.99
    End of period                          $14.88          $13.98          $12.41         $11.73          $10.69
  Accumulation units outstanding
  at the end of period                      362              -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(331)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.40          $10.18           N/A            N/A
    End of period                          $11.33          $10.94          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,162          8,685           8,479            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.72          $10.48         $10.02           N/A
    End of period                          $12.12          $11.54          $10.72         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     47,195          53,941          51,863          2,647           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $13.24          $12.10          $11.67         $10.92          $9.52
    End of period                          $14.02          $13.24          $12.10         $11.67          $10.92
  Accumulation units outstanding
  at the end of period                    160,030         122,702         122,902           803             -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $9.43
    End of period                          $9.52
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Moderate Growth
Division(117)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A           $9.27
    End of period                           N/A             N/A             N/A             N/A           $11.00
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A             -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Moderate Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $10.75
    End of period                          $9.27
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.31          $7.98
    End of period                           N/A             N/A             N/A           $10.46          $10.31
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $23.46          $21.17          $20.63         $19.08          $16.10
    End of period                          $24.58          $23.46          $21.17         $20.63          $19.08
  Accumulation units outstanding
  at the end of period                     3,017           3,017           3,017             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $17.36
    End of period                          $16.10
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(101)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.96          $10.95         $11.15          $11.38
    End of period                          $11.41          $11.17          $10.96         $10.95          $11.15
  Accumulation units outstanding
  at the end of period                       -               -               -             4,562            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(101)

  Accumulation unit value:
    Beginning of period                    $11.50
    End of period                          $11.38
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                    $19.92          $16.90          $16.02         $14.32          $12.22
    End of period                          $20.94          $19.92          $16.90         $16.02          $14.32
  Accumulation units outstanding
  at the end of period                     3,726           4,138           3,830             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(101)

  Accumulation unit value:
    Beginning of period                    $26.47          $23.88          $23.09         $21.56          $16.94
    End of period                          $28.41          $26.47          $23.88         $23.09          $21.56
  Accumulation units outstanding
  at the end of period                     2,333           2,165           2,199            156             -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(101)

  Accumulation unit value:
    Beginning of period                    $21.30
    End of period                          $16.94
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $34.70          $33.33          $29.96         $26.04          $19.28
    End of period                          $39.65          $34.70          $33.33         $29.96          $26.04
  Accumulation units outstanding
  at the end of period                     1,180           1,125           1,108            57              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $20.51
    End of period                          $19.28
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(101)

  Accumulation unit value:
    Beginning of period                    $15.18          $12.97          $12.53         $11.16          $8.82
    End of period                          $14.92          $15.18          $12.97         $12.53          $11.16
  Accumulation units outstanding
  at the end of period                     4,098           4,098           4,273            284             -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(101)

  Accumulation unit value:
    Beginning of period                    $11.06
    End of period                          $8.82
  Accumulation units outstanding
  at the end of period                       -


Accumulation Unit Values
Contract with Endorsements - 2.56%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $15.54          $13.01          $12.06         $11.06           N/A
    End of period                          $16.63          $15.54          $13.01         $12.06           N/A
  Accumulation units outstanding
  at the end of period                     7,109           8,798           4,950           2,732           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(474)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.27          $10.78         $10.06          $9.76
    End of period                          $13.37          $11.85          $11.27         $10.78          $10.06
  Accumulation units outstanding
  at the end of period                     7,786           6,820           5,540           6,101           385

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(474)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.20          $8.94
    End of period                           N/A             N/A             N/A            $8.97          $9.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             306

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(880)

  Accumulation unit value:
    Beginning of period                    $15.29          $11.50          $11.52           N/A            N/A
    End of period                          $12.67          $15.29          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,381           7,573            864             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(496)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.15          $11.50         $11.56           N/A
    End of period                          $14.72          $13.56          $12.15         $11.50           N/A
  Accumulation units outstanding
  at the end of period                     2,157           1,960           1,449           1,365           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(496)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(506)

  Accumulation unit value:
    Beginning of period                    $17.57          $17.17          $15.68         $15.73           N/A
    End of period                          $19.01          $17.57          $17.17         $15.68           N/A
  Accumulation units outstanding
  at the end of period                       -             5,177           5,823           3,201           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(506)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(473)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.17           $8.85          $8.59
    End of period                           N/A             N/A            $8.31           $9.17          $8.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             3,452          1,701

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(421)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.36          $9.66           $9.05          $8.54
    End of period                          $11.78          $11.19          $10.36          $9.66          $9.05
  Accumulation units outstanding
  at the end of period                     23,865          23,288          10,866          9,817          2,962

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(839)

  Accumulation unit value:
    Beginning of period                    $22.77          $20.62          $18.93           N/A            N/A
    End of period                          $26.78          $22.77          $20.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,809            479             423             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(608)

  Accumulation unit value:
    Beginning of period                    $24.30          $23.83          $23.35         $22.77           N/A
    End of period                          $25.98          $24.30          $23.83         $23.35           N/A
  Accumulation units outstanding
  at the end of period                     3,485           3,449           2,257            918            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,718           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(474)

  Accumulation unit value:
    Beginning of period                    $17.23          $15.73          $15.61         $15.06          $14.62
    End of period                          $16.89          $17.23          $15.73         $15.61          $15.06
  Accumulation units outstanding
  at the end of period                     7,048           7,644           7,938           7,999          3,351

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(469)

  Accumulation unit value:
    Beginning of period                    $20.80          $17.77          $17.78         $15.35          $15.03
    End of period                          $22.72          $20.80          $17.77         $17.78          $15.35
  Accumulation units outstanding
  at the end of period                     6,171           3,961           4,388           2,928           778

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,483           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,502            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.29           N/A             N/A            N/A
    End of period                          $10.71          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,895          11,402           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                    $12.44          $10.84          $10.93           N/A            N/A
    End of period                          $11.38          $12.44          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,893           2,696           2,404            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(423)

  Accumulation unit value:
    Beginning of period                    $17.01          $16.66          $16.66         $15.99          $15.69
    End of period                          $17.73          $17.01          $16.66         $16.66          $15.99
  Accumulation units outstanding
  at the end of period                     20,044          9,631           18,050         14,536          3,296

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.20          $10.77           N/A            N/A
    End of period                          $12.66          $12.63          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,729           4,222           3,375            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.14          $9.99            N/A             N/A            N/A
    End of period                          $10.35          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,331            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(532)

  Accumulation unit value:
    Beginning of period                    $14.38          $11.17          $9.67           $8.56           N/A
    End of period                          $15.69          $14.38          $11.17          $9.67           N/A
  Accumulation units outstanding
  at the end of period                     22,919          17,901          16,557         10,267           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(532)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $21.24          $19.44          $18.79         $17.49           N/A
    End of period                          $22.34          $21.24          $19.44         $18.79           N/A
  Accumulation units outstanding
  at the end of period                     1,791           3,724           1,630           1,637           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(505)

  Accumulation unit value:
    Beginning of period                    $13.99          $13.90          $13.94         $13.81           N/A
    End of period                          $14.51          $13.99          $13.90         $13.94           N/A
  Accumulation units outstanding
  at the end of period                     20,502          4,030           8,769           6,908           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.13           N/A             N/A            N/A
    End of period                          $13.88          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     93,621          46,401           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(473)

  Accumulation unit value:
    Beginning of period                    $18.87          $16.89          $15.93         $13.10          $12.80
    End of period                          $17.91          $18.87          $16.89         $15.93          $13.10
  Accumulation units outstanding
  at the end of period                     7,378           5,673           5,767           5,334          1,366

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(474)

  Accumulation unit value:
    Beginning of period                    $15.70          $13.79          $13.52         $12.02          $11.82
    End of period                          $14.26          $15.70          $13.79         $13.52          $12.02
  Accumulation units outstanding
  at the end of period                     27,733          27,530          26,201         26,528          9,214

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(415)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.66          $11.27          $9.48          $8.17
    End of period                          $11.05          $11.67          $10.66         $11.27          $9.48
  Accumulation units outstanding
  at the end of period                    163,337         198,814         167,912         156,201         15,452

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(451)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.66          $10.74         $10.63          $10.48
    End of period                          $11.17          $10.77          $10.66         $10.74          $10.63
  Accumulation units outstanding
  at the end of period                    335,999         235,107         112,650         44,509           998

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(554)

  Accumulation unit value:
    Beginning of period                    $5.59           $4.22           $4.28           $3.94           N/A
    End of period                          $5.69           $5.59           $4.22           $4.28           N/A
  Accumulation units outstanding
  at the end of period                     35,541          2,541            860              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(554)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(814)

  Accumulation unit value:
    Beginning of period                    $10.77          $9.74           $9.32            N/A            N/A
    End of period                          $9.67           $10.77          $9.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,012           1,137           12,906           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(415)

  Accumulation unit value:
    Beginning of period                    $10.49          $8.31           $9.04           $9.01          $8.13
    End of period                          $10.33          $10.49          $8.31           $9.04          $9.01
  Accumulation units outstanding
  at the end of period                    141,006         171,892         164,306         115,676         14,858

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.04           N/A             N/A            N/A
    End of period                          $10.26          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,614          21,985           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(469)

  Accumulation unit value:
    Beginning of period                    $9.02           $7.92           $7.80           $7.19          $6.94
    End of period                          $9.13           $9.02           $7.92           $7.80          $7.19
  Accumulation units outstanding
  at the end of period                     4,558           20,624          19,655          5,426          2,209

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(529)

  Accumulation unit value:
    Beginning of period                    $13.65          $11.80          $11.41         $11.02           N/A
    End of period                          $10.99          $13.65          $11.80         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     54,130          1,862           4,528           2,912           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(529)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(415)

  Accumulation unit value:
    Beginning of period                    $16.26          $11.91          $11.09          $8.88          $8.38
    End of period                          $17.61          $16.26          $11.91         $11.09          $8.88
  Accumulation units outstanding
  at the end of period                    180,981         167,378         163,668         98,868          13,855

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(511)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.64          $10.14         $10.54           N/A
    End of period                          $11.55          $11.02          $10.64         $10.14           N/A
  Accumulation units outstanding
  at the end of period                     16,953          12,309          13,194          1,911           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(511)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1430)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,081            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(423)

  Accumulation unit value:
    Beginning of period                    $17.77          $14.51          $13.14         $11.28          $10.01
    End of period                          $19.12          $17.77          $14.51         $13.14          $11.28
  Accumulation units outstanding
  at the end of period                    143,821         208,430         141,715         52,018          2,059

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                    $13.59          $11.73          $10.88         $10.53           N/A
    End of period                          $13.44          $13.59          $11.73         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    366,465         292,407         142,734          1,486           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1098)

  Accumulation unit value:
    Beginning of period                    $10.65          $9.16            N/A             N/A            N/A
    End of period                          $11.79          $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,969          15,639           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(755)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.42          $9.89            N/A            N/A
    End of period                          $12.35          $10.64          $10.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,284          11,883          15,867           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $11.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,303            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(562)

  Accumulation unit value:
    Beginning of period                    $25.70          $21.83          $16.37         $13.55           N/A
    End of period                          $33.88          $25.70          $21.83         $16.37           N/A
  Accumulation units outstanding
  at the end of period                     16,695          11,929          9,271            482            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(415)

  Accumulation unit value:
    Beginning of period                    $12.80          $12.54          $9.38           $8.17          $7.44
    End of period                          $13.10          $12.80          $12.54          $9.38          $8.17
  Accumulation units outstanding
  at the end of period                    100,570         128,694         106,005         102,043         14,649

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.68            N/A             N/A            N/A
    End of period                          $10.62          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,252           5,793            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(423)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.57          $12.43         $11.01          $10.07
    End of period                          $15.19          $14.51          $13.57         $12.43          $11.01
  Accumulation units outstanding
  at the end of period                    148,454         223,780         162,086         110,186         4,636

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(421)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.33          $10.16          $9.47          $8.51
    End of period                          $11.85          $11.59          $10.33         $10.16          $9.47
  Accumulation units outstanding
  at the end of period                    193,416         219,819         193,091         89,046          4,590

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $8.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,763            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(415)

  Accumulation unit value:
    Beginning of period                    $19.64          $18.40          $17.33         $15.80          $14.34
    End of period                          $17.14          $19.64          $18.40         $17.33          $15.80
  Accumulation units outstanding
  at the end of period                    108,713         101,388         107,380         64,739          7,220

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(423)

  Accumulation unit value:
    Beginning of period                    $14.82          $12.94          $12.74         $11.13          $10.11
    End of period                          $14.14          $14.82          $12.94         $12.74          $11.13
  Accumulation units outstanding
  at the end of period                     95,427         214,129         157,364         58,401          2,844

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(554)

  Accumulation unit value:
    Beginning of period                    $5.73           $5.38           $5.39           $5.45           N/A
    End of period                          $6.40           $5.73           $5.38           $5.39           N/A
  Accumulation units outstanding
  at the end of period                     66,576          2,210            140             140            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(554)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(731)

  Accumulation unit value:
    Beginning of period                    $14.83          $15.42          $11.40         $11.40           N/A
    End of period                          $17.27          $14.83          $15.42         $11.40           N/A
  Accumulation units outstanding
  at the end of period                    209,631         263,853         193,090         18,300           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(731)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                    $12.93          $11.82          $11.05         $10.86           N/A
    End of period                          $13.96          $12.93          $11.82         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     79,063          69,840          58,020           96             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.05          $10.86          $9.45          $9.13
    End of period                          $14.23          $13.73          $12.05         $10.86          $9.45
  Accumulation units outstanding
  at the end of period                     15,375          14,327          24,516         13,133          7,276

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(496)

  Accumulation unit value:
    Beginning of period                    $8.56           $8.37           $7.86           $7.94           N/A
    End of period                          $9.21           $8.56           $8.37           $7.86           N/A
  Accumulation units outstanding
  at the end of period                       -             3,203           3,742           2,669           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(496)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(451)

  Accumulation unit value:
    Beginning of period                    $12.98          $12.87          $12.90         $12.67          $12.50
    End of period                          $13.69          $12.98          $12.87         $12.90          $12.67
  Accumulation units outstanding
  at the end of period                    129,863         123,255         131,258         15,474          1,944

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(474)

  Accumulation unit value:
    Beginning of period                    $21.22          $19.14          $18.06         $16.39          $15.84
    End of period                          $19.19          $21.22          $19.14         $18.06          $16.39
  Accumulation units outstanding
  at the end of period                      390             380             369             593            237

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(461)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.02          $13.73
    End of period                           N/A             N/A             N/A           $14.38          $14.02
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,779

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.91          $11.98          $12.09         $11.78           N/A
    End of period                          $12.44          $12.91          $11.98         $12.09           N/A
  Accumulation units outstanding
  at the end of period                     42,083          31,628          51,479         29,217           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(421)

  Accumulation unit value:
    Beginning of period                    $19.98          $18.13          $17.73         $16.57          $14.92
    End of period                          $18.37          $19.98          $18.13         $17.73          $16.57
  Accumulation units outstanding
  at the end of period                     7,165           7,249           8,995          10,114           512

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(474)

  Accumulation unit value:
    Beginning of period                    $8.09           $7.85           $7.18           $6.21          $6.09
    End of period                          $7.82           $8.09           $7.85           $7.18          $6.21
  Accumulation units outstanding
  at the end of period                       -              872            2,523           4,197          1,065

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(421)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.05          $9.25
    End of period                           N/A             N/A             N/A           $10.16          $10.05
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,698

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(540)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.78           N/A
    End of period                           N/A             N/A             N/A            $9.87           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(540)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(474)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.92          $9.78
    End of period                           N/A             N/A             N/A           $10.05          $9.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,161

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(505)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.05           N/A
    End of period                           N/A             N/A             N/A            $9.97           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(461)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.62          $9.13
    End of period                           N/A             N/A             N/A            $9.72          $9.62
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,332

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(404)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.40          $11.73         $10.68          $9.93
    End of period                          $14.86          $13.97          $12.40         $11.73          $10.68
  Accumulation units outstanding
  at the end of period                     93,145         114,251         110,138         96,395          10,470

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(404)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.40          $10.29          $9.95           N/A
    End of period                          $11.33          $10.93          $10.40         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     49,863          27,132          27,395          8,744           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(410)

  Accumulation unit value:
    Beginning of period                    $13.91          $12.51          $11.94         $11.00          $10.26
    End of period                          $14.74          $13.91          $12.51         $11.94          $11.00
  Accumulation units outstanding
  at the end of period                     84,587          99,327         132,243         114,811         52,155

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(410)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.72          $10.48          $9.88           N/A
    End of period                          $12.11          $11.54          $10.72         $10.48           N/A
  Accumulation units outstanding
  at the end of period                    147,076         120,168          75,783         42,882           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(421)

  Accumulation unit value:
    Beginning of period                    $13.22          $12.09          $11.66         $10.92          $10.23
    End of period                          $14.00          $13.22          $12.09         $11.66          $10.92
  Accumulation units outstanding
  at the end of period                    145,746         178,271         143,989         57,041          18,181

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.57           N/A             N/A             N/A            N/A
    End of period                          $11.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,457           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(531)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.68           N/A
    End of period                           N/A             N/A             N/A           $10.45           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(421)

  Accumulation unit value:
    Beginning of period                    $23.42          $21.14          $20.59         $19.05          $17.59
    End of period                          $24.53          $23.42          $21.14         $20.59          $19.05
  Accumulation units outstanding
  at the end of period                     40,399          40,681          40,371         28,242          16,947

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(505)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.95          $10.94         $11.12           N/A
    End of period                          $11.39          $11.16          $10.95         $10.94           N/A
  Accumulation units outstanding
  at the end of period                     61,778          21,955          42,441          2,295           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(421)

  Accumulation unit value:
    Beginning of period                    $19.91          $16.89          $16.02         $14.32          $12.53
    End of period                          $20.93          $19.91          $16.89         $16.02          $14.32
  Accumulation units outstanding
  at the end of period                     12,984          15,349          12,838          9,628          2,185

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(421)

  Accumulation unit value:
    Beginning of period                    $26.43          $23.85          $23.06         $21.53          $19.40
    End of period                          $28.37          $26.43          $23.85         $23.06          $21.53
  Accumulation units outstanding
  at the end of period                     30,176          20,062          27,361         15,471          3,853

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $34.66          $33.29          $29.94         $26.02          $25.37
    End of period                          $39.60          $34.66          $33.29         $29.94          $26.02
  Accumulation units outstanding
  at the end of period                     28,067          27,773          31,188         20,377          4,437

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(421)

  Accumulation unit value:
    Beginning of period                    $15.16          $12.96          $12.52         $11.15          $9.80
    End of period                          $14.90          $15.16          $12.96         $12.52          $11.15
  Accumulation units outstanding
  at the end of period                     26,823          46,955          22,459         23,087          8,535

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(421)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.57%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $15.52          $15.10           N/A             N/A            N/A
    End of period                          $16.61          $15.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1068)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.69           N/A             N/A            N/A
    End of period                          $13.36          $11.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1068)

  Accumulation unit value:
    Beginning of period                    $15.29          $12.66           N/A             N/A            N/A
    End of period                          $12.66          $15.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1068)

  Accumulation unit value:
    Beginning of period                    $22.75          $22.78           N/A             N/A            N/A
    End of period                          $26.74          $22.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1068)

  Accumulation unit value:
    Beginning of period                    $20.77          $20.41           N/A             N/A            N/A
    End of period                          $22.69          $20.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                    $12.44          $12.01           N/A             N/A            N/A
    End of period                          $11.38          $12.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1079)

  Accumulation unit value:
    Beginning of period                    $16.98          $16.40           N/A             N/A            N/A
    End of period                          $17.71          $16.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.91           N/A             N/A            N/A
    End of period                          $12.65          $12.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1068)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.34           N/A             N/A            N/A
    End of period                          $15.67          $14.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $21.21          $20.67           N/A             N/A            N/A
    End of period                          $22.32          $21.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(1084)

  Accumulation unit value:
    Beginning of period                    $13.98          $13.56           N/A             N/A            N/A
    End of period                          $14.49          $13.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(918)

  Accumulation unit value:
    Beginning of period                    $11.65          $10.65          $10.61           N/A            N/A
    End of period                          $11.03          $11.65          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(677)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.66          $10.74         $10.68           N/A
    End of period                          $11.17          $10.77          $10.66         $10.74           N/A
  Accumulation units outstanding
  at the end of period                     3,374           3,659           4,160           4,526           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.48          $8.84            N/A             N/A            N/A
    End of period                          $10.32          $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1044)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.12           N/A             N/A            N/A
    End of period                          $10.26          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              284             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1044)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(918)

  Accumulation unit value:
    Beginning of period                    $16.25          $11.90          $11.41           N/A            N/A
    End of period                          $17.59          $16.25          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       50              61              82             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(677)

  Accumulation unit value:
    Beginning of period                    $17.76          $14.51          $13.14         $11.72           N/A
    End of period                          $19.10          $17.76          $14.51         $13.14           N/A
  Accumulation units outstanding
  at the end of period                     3,075           3,450           3,774           4,125           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(772)

  Accumulation unit value:
    Beginning of period                    $13.59          $11.73          $10.85           N/A            N/A
    End of period                          $13.43          $13.59          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,771          17,737          17,909           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1219)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.55           N/A             N/A            N/A
    End of period                          $11.79          $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      918              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1219)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(1084)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.74           N/A             N/A            N/A
    End of period                          $13.08          $12.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(677)

  Accumulation unit value:
    Beginning of period                    $14.50          $13.56          $12.43         $11.41           N/A
    End of period                          $15.18          $14.50          $13.56         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     3,158           3,544           3,877           4,237           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(677)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.33          $10.15          $9.60           N/A
    End of period                          $11.84          $11.59          $10.33         $10.15           N/A
  Accumulation units outstanding
  at the end of period                     3,752           4,221           4,619           5,033           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1166)

  Accumulation unit value:
    Beginning of period                    $19.62          $17.90           N/A             N/A            N/A
    End of period                          $17.12          $19.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1166)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(677)

  Accumulation unit value:
    Beginning of period                    $14.81          $12.94          $12.73         $11.64           N/A
    End of period                          $14.13          $14.81          $12.94         $12.73           N/A
  Accumulation units outstanding
  at the end of period                     3,161           3,543           3,879           4,151           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(772)

  Accumulation unit value:
    Beginning of period                    $14.82          $15.42          $11.95           N/A            N/A
    End of period                          $17.26          $14.82          $15.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,667           1,456           1,270            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $13.73          $13.13           N/A             N/A            N/A
    End of period                          $14.22          $13.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(942)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.86          $12.76           N/A            N/A
    End of period                          $13.68          $12.97          $12.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                      746             722             702             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(942)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(1068)

  Accumulation unit value:
    Beginning of period                    $21.20          $19.89           N/A             N/A            N/A
    End of period                          $19.16          $21.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1079)

  Accumulation unit value:
    Beginning of period                    $12.89          $12.20           N/A             N/A            N/A
    End of period                          $12.42          $12.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91           N/A
    End of period                           N/A             N/A             N/A            $9.72           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.39          $11.72         $10.80           N/A
    End of period                          $14.85          $13.96          $12.39         $11.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             3,906           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(560)

  Accumulation unit value:
    Beginning of period                    $13.90          $12.50          $11.93         $11.21           N/A
    End of period                          $14.73          $13.90          $12.50         $11.93           N/A
  Accumulation units outstanding
  at the end of period                     6,238           17,388          7,800           8,313           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(670)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.08          $11.65         $10.77           N/A
    End of period                          $13.99          $13.21          $12.08         $11.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(670)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(1126)

  Accumulation unit value:
    Beginning of period                    $23.39          $21.78           N/A             N/A            N/A
    End of period                          $24.50          $23.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(931)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.94          $10.92           N/A            N/A
    End of period                          $11.38          $11.15          $10.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,098            -             12,425           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(931)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1068)

  Accumulation unit value:
    Beginning of period                    $19.90          $18.37           N/A             N/A            N/A
    End of period                          $20.91          $19.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $26.40          $24.55           N/A             N/A            N/A
    End of period                          $28.33          $26.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $34.62          $35.05           N/A             N/A            N/A
    End of period                          $39.54          $34.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(1068)

  Accumulation unit value:
    Beginning of period                    $15.15          $13.94           N/A             N/A            N/A
    End of period                          $14.89          $15.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.595%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                    $15.48          $13.60           N/A             N/A            N/A
    End of period                          $16.56          $15.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      332             360             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(682)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.25          $10.77          $9.88           N/A
    End of period                          $13.34          $11.83          $11.25         $10.77           N/A
  Accumulation units outstanding
  at the end of period                       -             4,354           3,755            376            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                    $15.28          $11.50          $10.82           N/A            N/A
    End of period                          $12.65          $15.28          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,321           2,730            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.49           N/A             N/A             N/A            N/A
    End of period                          $13.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,558            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(682)

  Accumulation unit value:
    Beginning of period                    $17.17          $15.68          $15.57         $14.17           N/A
    End of period                          $16.82          $17.17          $15.68         $15.57           N/A
  Accumulation units outstanding
  at the end of period                      918            2,514           2,514           1,792           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(835)

  Accumulation unit value:
    Beginning of period                    $20.72          $17.71          $16.46           N/A            N/A
    End of period                          $22.63          $20.72          $17.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,859            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1185)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.54           N/A             N/A            N/A
    End of period                          $10.71          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,746          3,185            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.44          $10.84          $10.85           N/A            N/A
    End of period                          $11.37          $12.44          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,649           3,322            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(568)

  Accumulation unit value:
    Beginning of period                    $16.94          $16.60          $16.60         $15.75           N/A
    End of period                          $17.66          $16.94          $16.60         $16.60           N/A
  Accumulation units outstanding
  at the end of period                     1,171           2,920           1,013           1,281           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.20          $11.10           N/A            N/A
    End of period                          $12.64          $12.63          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,623           3,218            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1119)

  Accumulation unit value:
    Beginning of period                    $10.13          $10.00           N/A             N/A            N/A
    End of period                          $10.35          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      901            1,096            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(435)

  Accumulation unit value:
    Beginning of period                    $14.33          $11.14          $9.65           $8.08          $7.39
    End of period                          $15.63          $14.33          $11.14          $9.65          $8.08
  Accumulation units outstanding
  at the end of period                      400            3,757           3,904            628            139

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(697)

  Accumulation unit value:
    Beginning of period                    $13.94          $13.85          $13.89         $13.87           N/A
    End of period                          $14.44          $13.94          $13.85         $13.89           N/A
  Accumulation units outstanding
  at the end of period                     1,382           5,654           3,273           1,382           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.48           N/A             N/A             N/A            N/A
    End of period                          $13.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      704             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(498)

  Accumulation unit value:
    Beginning of period                    $18.81          $16.85          $15.89         $13.44           N/A
    End of period                          $17.85          $18.81          $16.85         $15.89           N/A
  Accumulation units outstanding
  at the end of period                       38              38              37              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1185)

  Accumulation unit value:
    Beginning of period                    $15.65          $14.89           N/A             N/A            N/A
    End of period                          $14.21          $15.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(498)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.64          $11.25          $9.46           N/A
    End of period                          $11.02          $11.64          $10.64         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     8,723           8,611           11,244          2,728           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(835)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.65          $10.76           N/A            N/A
    End of period                          $11.15          $10.75          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                      504              -             1,691            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.68            N/A             N/A             N/A            N/A
    End of period                          $5.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,516            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(835)

  Accumulation unit value:
    Beginning of period                    $10.74          $9.72           $9.78            N/A            N/A
    End of period                          $9.64           $10.74          $9.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(568)

  Accumulation unit value:
    Beginning of period                    $10.47          $8.29           $9.02           $8.69           N/A
    End of period                          $10.30          $10.47          $8.29           $9.02           N/A
  Accumulation units outstanding
  at the end of period                     11,091          14,432          14,126          3,330           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.12           N/A             N/A            N/A
    End of period                          $10.26          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,426           1,470            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(682)

  Accumulation unit value:
    Beginning of period                    $9.00           $7.91           $7.78           $7.15           N/A
    End of period                          $9.10           $9.00           $7.91           $7.78           N/A
  Accumulation units outstanding
  at the end of period                      355            3,544           3,165           1,738           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(987)

  Accumulation unit value:
    Beginning of period                    $13.61          $12.13           N/A             N/A            N/A
    End of period                          $10.96          $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      266             249             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(987)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(724)

  Accumulation unit value:
    Beginning of period                    $16.22          $11.88          $11.06         $10.95           N/A
    End of period                          $17.56          $16.22          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     6,772           9,251           9,236           1,611           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(736)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.61          $10.12         $10.16           N/A
    End of period                          $11.51          $10.99          $10.61         $10.12           N/A
  Accumulation units outstanding
  at the end of period                      297             378              88             15             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(736)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(498)

  Accumulation unit value:
    Beginning of period                    $17.74          $14.49          $13.13         $11.60           N/A
    End of period                          $19.08          $17.74          $14.49         $13.13           N/A
  Accumulation units outstanding
  at the end of period                      173             537            1,739            56             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.73          $10.88         $10.65           N/A
    End of period                          $13.42          $13.58          $11.73         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     46,569          50,264          58,571           231            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.47           N/A             N/A             N/A            N/A
    End of period                          $11.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,033            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.42          $10.80         $10.84           N/A
    End of period                          $12.34          $10.63          $10.42         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     1,866           1,911           1,382            160            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(568)

  Accumulation unit value:
    Beginning of period                    $25.63          $21.78          $16.34         $13.46           N/A
    End of period                          $33.78          $25.63          $21.78         $16.34           N/A
  Accumulation units outstanding
  at the end of period                     2,717           2,377           1,918           1,264           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(724)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.51          $9.35           $9.10           N/A
    End of period                          $13.06          $12.76          $12.51          $9.35           N/A
  Accumulation units outstanding
  at the end of period                     6,933           9,703           8,608           1,309           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(529)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.55          $12.42         $11.65           N/A
    End of period                          $15.16          $14.48          $13.55         $12.42           N/A
  Accumulation units outstanding
  at the end of period                     5,985           8,015           9,635           5,629           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(529)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(529)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.32          $10.15          $9.79           N/A
    End of period                          $11.83          $11.57          $10.32         $10.15           N/A
  Accumulation units outstanding
  at the end of period                     9,793           13,037          14,647          8,573           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(529)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(498)

  Accumulation unit value:
    Beginning of period                    $19.59          $18.36          $17.30         $15.96           N/A
    End of period                          $17.09          $19.59          $18.36         $17.30           N/A
  Accumulation units outstanding
  at the end of period                     3,656           3,564           3,854            652            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(529)

  Accumulation unit value:
    Beginning of period                    $14.80          $12.92          $12.73         $11.89           N/A
    End of period                          $14.11          $14.80          $12.92         $12.73           N/A
  Accumulation units outstanding
  at the end of period                     7,575           11,771          13,820          6,946           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(529)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $5.52            N/A             N/A             N/A            N/A
    End of period                          $6.38            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      542             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(724)

  Accumulation unit value:
    Beginning of period                    $14.82          $15.42          $11.40         $11.20           N/A
    End of period                          $17.25          $14.82          $15.42         $11.40           N/A
  Accumulation units outstanding
  at the end of period                     3,981           6,110           2,361           1,062           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                    $12.92          $11.82          $11.05         $10.86           N/A
    End of period                          $13.94          $12.92          $11.82         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     1,921           3,173           2,330            387            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.03          $11.53           N/A            N/A
    End of period                          $14.20          $13.71          $12.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,428           3,146            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(663)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.83          $12.87         $12.84           N/A
    End of period                          $13.64          $12.94          $12.83         $12.87           N/A
  Accumulation units outstanding
  at the end of period                     17,950          25,253          23,693         17,571           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(663)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(775)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(775)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $12.86          $11.94          $12.05         $11.83           N/A
    End of period                          $12.39          $12.86          $11.94         $12.05           N/A
  Accumulation units outstanding
  at the end of period                     5,628           10,036          10,342          5,908           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(1085)

  Accumulation unit value:
    Beginning of period                    $8.07           $7.67            N/A             N/A            N/A
    End of period                          $7.80           $8.07            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.90           N/A
    End of period                           N/A             N/A             N/A            $9.70           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.37          $11.70         $10.78           N/A
    End of period                          $14.81          $13.93          $12.37         $11.70           N/A
  Accumulation units outstanding
  at the end of period                      232              -             2,315           2,318           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.40          $10.17           N/A            N/A
    End of period                          $11.31          $10.93          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,380          12,063          11,261           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(522)

  Accumulation unit value:
    Beginning of period                    $13.87          $12.47          $11.91         $11.15           N/A
    End of period                          $14.69          $13.87          $12.47         $11.91           N/A
  Accumulation units outstanding
  at the end of period                     49,922          14,729          10,997          3,693           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(522)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.72          $10.47          $9.91           N/A
    End of period                          $12.10          $11.53          $10.72         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     3,735           15,987          22,132         15,834           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(740)

  Accumulation unit value:
    Beginning of period                    $13.18          $12.06          $11.39           N/A            N/A
    End of period                          $13.95          $13.18          $12.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,864          12,271          3,552            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                    $23.32          $21.06          $20.52         $19.43           N/A
    End of period                          $24.42          $23.32          $21.06         $20.52           N/A
  Accumulation units outstanding
  at the end of period                      486            1,587            486             943            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(877)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.91          $10.88           N/A            N/A
    End of period                          $11.34          $11.11          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(877)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(435)

  Accumulation unit value:
    Beginning of period                    $19.88          $16.87          $16.01         $14.32          $13.11
    End of period                          $20.89          $19.88          $16.87         $16.01          $14.32
  Accumulation units outstanding
  at the end of period                       -             1,950           1,863            601             75

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(682)

  Accumulation unit value:
    Beginning of period                    $26.32          $23.76          $22.98         $20.82           N/A
    End of period                          $28.24          $26.32          $23.76         $22.98           N/A
  Accumulation units outstanding
  at the end of period                       26            1,005           1,004            534            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(435)

  Accumulation unit value:
    Beginning of period                    $34.52          $33.17          $29.84         $25.95          $24.31
    End of period                          $39.43          $34.52          $33.17         $29.84          $25.95
  Accumulation units outstanding
  at the end of period                      347             629             459             328             40

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(568)

  Accumulation unit value:
    Beginning of period                    $15.12          $12.93          $12.50         $11.22           N/A
    End of period                          $14.86          $15.12          $12.93         $12.50           N/A
  Accumulation units outstanding
  at the end of period                     2,212           3,908           3,962           2,313           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $15.47          $12.95          $12.01         $10.49           N/A
    End of period                          $16.55          $15.47          $12.95         $12.01           N/A
  Accumulation units outstanding
  at the end of period                     1,489            629              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                    $11.82          $11.25          $10.77         $10.16           N/A
    End of period                          $13.33          $11.82          $11.25         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     2,898           3,643           4,543             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.07           N/A
    End of period                           N/A             N/A             N/A            $8.96           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(846)

  Accumulation unit value:
    Beginning of period                    $15.28          $11.50          $10.62           N/A            N/A
    End of period                          $12.65          $15.28          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                      570            2,698           1,893            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.13          $11.48         $10.84           N/A
    End of period                          $14.68          $13.53          $12.13         $11.48           N/A
  Accumulation units outstanding
  at the end of period                     1,383           1,383           1,383             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(568)

  Accumulation unit value:
    Beginning of period                    $17.49          $17.10          $15.62         $14.92           N/A
    End of period                          $18.92          $17.49          $17.10         $15.62           N/A
  Accumulation units outstanding
  at the end of period                       -             4,725           4,729             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(568)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.34          $9.64           $8.96           N/A
    End of period                          $11.74          $11.16          $10.34          $9.64           N/A
  Accumulation units outstanding
  at the end of period                     11,587          9,432           9,849           4,225           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(716)

  Accumulation unit value:
    Beginning of period                    $22.67          $20.53          $20.67         $20.54           N/A
    End of period                          $26.64          $22.67          $20.53         $20.67           N/A
  Accumulation units outstanding
  at the end of period                      478             733            1,154            487            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(708)

  Accumulation unit value:
    Beginning of period                    $24.18          $23.72          $23.26         $22.49           N/A
    End of period                          $25.85          $24.18          $23.72         $23.26           N/A
  Accumulation units outstanding
  at the end of period                      635             512             888             114            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,054            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(708)

  Accumulation unit value:
    Beginning of period                    $17.16          $15.67          $15.56         $15.15           N/A
    End of period                          $16.81          $17.16          $15.67         $15.56           N/A
  Accumulation units outstanding
  at the end of period                       -              253             485             254            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(556)

  Accumulation unit value:
    Beginning of period                    $20.71          $17.70          $17.72         $16.42           N/A
    End of period                          $22.62          $20.71          $17.70         $17.72           N/A
  Accumulation units outstanding
  at the end of period                     3,964           1,598           2,050             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,459            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      307             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.94            N/A             N/A            N/A
    End of period                          $10.71          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,092            372             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,450            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(886)

  Accumulation unit value:
    Beginning of period                    $12.44          $10.84          $10.79           N/A            N/A
    End of period                          $11.37          $12.44          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,703           1,473           1,289            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(886)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $16.93          $16.60          $16.60         $15.75           N/A
    End of period                          $17.65          $16.93          $16.60         $16.60           N/A
  Accumulation units outstanding
  at the end of period                     5,002           16,379          8,380           4,107           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                    $12.62          $11.20          $10.53           N/A            N/A
    End of period                          $12.64          $12.62          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,764           8,161           9,684            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(569)

  Accumulation unit value:
    Beginning of period                    $14.32          $11.14          $9.64           $8.27           N/A
    End of period                          $15.63          $14.32          $11.14          $9.64           N/A
  Accumulation units outstanding
  at the end of period                     7,918           4,414           4,705             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(802)

  Accumulation unit value:
    Beginning of period                    $21.14          $19.36          $17.71           N/A            N/A
    End of period                          $22.23          $21.14          $19.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,957           1,952           1,531            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(802)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(608)

  Accumulation unit value:
    Beginning of period                    $13.93          $13.84          $13.88         $13.44           N/A
    End of period                          $14.44          $13.93          $13.84         $13.88           N/A
  Accumulation units outstanding
  at the end of period                     3,154           4,101           3,203           2,530           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.20           N/A             N/A             N/A            N/A
    End of period                          $13.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,234            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(490)

  Accumulation unit value:
    Beginning of period                    $18.80          $16.84          $15.88         $13.18           N/A
    End of period                          $17.84          $18.80          $16.84         $15.88           N/A
  Accumulation units outstanding
  at the end of period                     4,953           4,936           4,982           3,051           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(490)

  Accumulation unit value:
    Beginning of period                    $15.65          $13.75          $13.48         $12.31           N/A
    End of period                          $14.20          $15.65          $13.75         $13.48           N/A
  Accumulation units outstanding
  at the end of period                     4,795           4,950           3,376            195            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.64          $11.24          $9.84           N/A
    End of period                          $11.01          $11.63          $10.64         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     48,379          48,966          50,542          7,975           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(705)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.64          $10.73         $10.71           N/A
    End of period                          $11.15          $10.75          $10.64         $10.73           N/A
  Accumulation units outstanding
  at the end of period                     8,281           9,259           9,070           3,649           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(918)

  Accumulation unit value:
    Beginning of period                    $5.58           $4.20           $4.12            N/A            N/A
    End of period                          $5.67           $5.58           $4.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,846           1,312            727             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(881)

  Accumulation unit value:
    Beginning of period                    $10.74          $9.72           $10.19           N/A            N/A
    End of period                          $9.64           $10.74          $9.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(881)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(556)

  Accumulation unit value:
    Beginning of period                    $10.46          $8.29           $9.02           $8.81           N/A
    End of period                          $10.30          $10.46          $8.29           $9.02           N/A
  Accumulation units outstanding
  at the end of period                     63,335          73,951          71,613         11,241           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.03           N/A             N/A            N/A
    End of period                          $10.26          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,212           6,842            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(490)

  Accumulation unit value:
    Beginning of period                    $9.00           $7.90           $7.78           $7.27           N/A
    End of period                          $9.09           $9.00           $7.90           $7.78           N/A
  Accumulation units outstanding
  at the end of period                       -             2,604           2,729             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(897)

  Accumulation unit value:
    Beginning of period                    $13.61          $11.77          $11.15           N/A            N/A
    End of period                          $10.96          $13.61          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               39              40             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                    $16.22          $11.88          $11.06          $9.77           N/A
    End of period                          $17.55          $16.22          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     46,107          56,966          60,026         13,996           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(720)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.61          $10.11          $9.64           N/A
    End of period                          $11.51          $10.98          $10.61         $10.11           N/A
  Accumulation units outstanding
  at the end of period                      468             536             328             275            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(490)

  Accumulation unit value:
    Beginning of period                    $17.73          $14.49          $13.12         $11.47           N/A
    End of period                          $19.07          $17.73          $14.49         $13.12           N/A
  Accumulation units outstanding
  at the end of period                     10,969          9,791           9,554           3,049           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.73          $10.88         $10.39           N/A
    End of period                          $13.42          $13.58          $11.73         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    168,916         202,297         152,332          2,888           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $11.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,148            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.42          $10.80         $10.84           N/A
    End of period                          $12.34          $10.63          $10.42         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     2,792           1,441            904             332            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(711)

  Accumulation unit value:
    Beginning of period                    $25.61          $21.76          $16.33         $16.60           N/A
    End of period                          $33.76          $25.61          $21.76         $16.33           N/A
  Accumulation units outstanding
  at the end of period                     1,850           2,059           3,358           3,939           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(711)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(556)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.51          $9.35           $8.30           N/A
    End of period                          $13.05          $12.76          $12.51          $9.35           N/A
  Accumulation units outstanding
  at the end of period                     47,444          46,135          46,037          7,680           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(490)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.55          $12.41         $11.15           N/A
    End of period                          $15.16          $14.48          $13.55         $12.41           N/A
  Accumulation units outstanding
  at the end of period                     12,083          9,426           9,582           2,468           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(490)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.32          $10.15          $9.57           N/A
    End of period                          $11.82          $11.57          $10.32         $10.15           N/A
  Accumulation units outstanding
  at the end of period                     15,775          18,903          18,229          9,954           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(557)

  Accumulation unit value:
    Beginning of period                    $19.58          $18.36          $17.30         $15.54           N/A
    End of period                          $17.08          $19.58          $18.36         $17.30           N/A
  Accumulation units outstanding
  at the end of period                     30,138          30,841          29,717          4,289           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(490)

  Accumulation unit value:
    Beginning of period                    $14.79          $12.92          $12.72         $11.46           N/A
    End of period                          $14.11          $14.79          $12.92         $12.72           N/A
  Accumulation units outstanding
  at the end of period                     8,246           9,745           9,656           3,938           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(720)

  Accumulation unit value:
    Beginning of period                    $5.71           $5.36           $5.37           $5.36           N/A
    End of period                          $6.38           $5.71           $5.36           $5.37           N/A
  Accumulation units outstanding
  at the end of period                     7,282            718            1,625            518            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(751)

  Accumulation unit value:
    Beginning of period                    $14.81          $15.42          $11.22           N/A            N/A
    End of period                          $17.24          $14.81          $15.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,053          55,145          42,204           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(720)

  Accumulation unit value:
    Beginning of period                    $12.92          $11.82          $11.05         $10.65           N/A
    End of period                          $13.94          $12.92          $11.82         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     26,403          42,639          40,692          1,175           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(490)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.02          $10.85          $9.61           N/A
    End of period                          $14.19          $13.70          $12.02         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     7,840           6,400           7,138             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,730            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.83          $12.87         $12.54           N/A
    End of period                          $13.64          $12.94          $12.83         $12.87           N/A
  Accumulation units outstanding
  at the end of period                     29,404          18,232          15,942          6,621           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(1039)

  Accumulation unit value:
    Beginning of period                    $21.12          $19.63           N/A             N/A            N/A
    End of period                          $19.09          $21.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      208             218             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(1039)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.13           N/A
    End of period                           N/A             N/A             N/A           $14.32           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.86          $11.94          $12.05         $11.75           N/A
    End of period                          $12.39          $12.86          $11.94         $12.05           N/A
  Accumulation units outstanding
  at the end of period                     10,412          6,387           6,885           7,175           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(886)

  Accumulation unit value:
    Beginning of period                    $8.06           $7.83           $7.38            N/A            N/A
    End of period                          $7.80           $8.06           $7.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              187             653             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(886)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.63           N/A             N/A             N/A            N/A
    End of period                          $10.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,068            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(729)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.36          $11.69         $11.50           N/A
    End of period                          $14.80          $13.92          $12.36         $11.69           N/A
  Accumulation units outstanding
  at the end of period                     5,916           2,149           2,256           1,530           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(729)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.40          $10.29         $10.23           N/A
    End of period                          $11.31          $10.92          $10.40         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     34,623          24,977          22,666          9,287           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(729)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.47          $11.91         $11.72           N/A
    End of period                          $14.68          $13.86          $12.47         $11.91           N/A
  Accumulation units outstanding
  at the end of period                     18,446          12,804          8,661           3,003           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.72          $10.47         $10.37           N/A
    End of period                          $12.10          $11.53          $10.72         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     51,063          58,451          69,034          1,696           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(139)

  Accumulation unit value:
    Beginning of period                    $13.18          $12.06          $11.63         $10.89           N/A
    End of period                          $13.95          $13.18          $12.06         $11.63           N/A
  Accumulation units outstanding
  at the end of period                     60,897          64,733          73,492            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                    $23.31          $21.05          $20.51         $19.19           N/A
    End of period                          $24.41          $23.31          $21.05         $20.51           N/A
  Accumulation units outstanding
  at the end of period                     9,350           14,184          14,899          6,453           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(798)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.91          $10.88           N/A            N/A
    End of period                          $11.33          $11.11          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,855          11,015          9,538            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(798)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(834)

  Accumulation unit value:
    Beginning of period                    $19.87          $16.87          $15.96           N/A            N/A
    End of period                          $20.88          $19.87          $16.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,026           2,066           1,744            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $26.31          $23.75          $22.97         $21.15           N/A
    End of period                          $28.22          $26.31          $23.75         $22.97           N/A
  Accumulation units outstanding
  at the end of period                     5,774           2,510           2,431             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $34.50          $33.15          $29.82         $26.21           N/A
    End of period                          $39.40          $34.50          $33.15         $29.82           N/A
  Accumulation units outstanding
  at the end of period                     6,996           3,700           3,679           1,117           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $15.12          $12.93          $12.50         $11.15           N/A
    End of period                          $14.85          $15.12          $12.93         $12.50           N/A
  Accumulation units outstanding
  at the end of period                     15,776          15,531          16,601           212            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.605%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(629)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.63          $11.24          $9.96           N/A
    End of period                          $11.01          $11.63          $10.63         $11.24           N/A
  Accumulation units outstanding
  at the end of period                      660             643             590             536            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(629)

  Accumulation unit value:
    Beginning of period                    $10.46          $8.28           $9.01           $8.42           N/A
    End of period                          $10.29          $10.46          $8.28           $9.01           N/A
  Accumulation units outstanding
  at the end of period                      730             732             756             634            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(629)

  Accumulation unit value:
    Beginning of period                    $16.21          $11.87          $11.06          $9.26           N/A
    End of period                          $17.55          $16.21          $11.87         $11.06           N/A
  Accumulation units outstanding
  at the end of period                      437             507             567             576            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(629)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.51          $9.35           $7.97           N/A
    End of period                          $13.05          $12.75          $12.51          $9.35           N/A
  Accumulation units outstanding
  at the end of period                      596             546             571             670            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(629)

  Accumulation unit value:
    Beginning of period                    $19.57          $18.35          $17.29         $14.33           N/A
    End of period                          $17.08          $19.57          $18.35         $17.29           N/A
  Accumulation units outstanding
  at the end of period                      411             392             349             373            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.61%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $15.45          $12.94          $12.00         $10.59          $8.92
    End of period                          $16.53          $15.45          $12.94         $12.00          $10.59
  Accumulation units outstanding
  at the end of period                     8,359           9,461           9,550          15,028          2,661

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(305)

  Accumulation unit value:
    Beginning of period                    $11.82          $11.25          $10.76         $10.04          $8.00
    End of period                          $13.33          $11.82          $11.25         $10.76          $10.04
  Accumulation units outstanding
  at the end of period                     23,040          20,001          65,118         66,397          32,248

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(362)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.19          $8.29
    End of period                           N/A             N/A             N/A            $8.96          $9.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            24,448

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(362)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                    $15.28          $11.50          $10.38           N/A            N/A
    End of period                          $12.65          $15.28          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,083          55,896          19,876           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(305)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.13          $11.48         $11.03          $7.82
    End of period                          $14.68          $13.53          $12.13         $11.48          $11.03
  Accumulation units outstanding
  at the end of period                     7,341           7,144           8,271           5,813          4,966

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(305)

  Accumulation unit value:
    Beginning of period                    $17.47          $17.08          $15.61         $15.26          $11.61
    End of period                          $18.90          $17.47          $17.08         $15.61          $15.26
  Accumulation units outstanding
  at the end of period                       -             9,632           9,868           8,361          4,622

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(383)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.14           $8.83          $8.01
    End of period                           N/A             N/A            $8.28           $9.14          $8.83
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             4,115           717

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(377)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.33          $9.63           $9.04          $8.50
    End of period                          $11.73          $11.15          $10.33          $9.63          $9.04
  Accumulation units outstanding
  at the end of period                     40,023          27,943          26,785         37,897          6,906

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                    $22.64          $20.51          $20.65         $18.88           N/A
    End of period                          $26.61          $22.64          $20.51         $20.65           N/A
  Accumulation units outstanding
  at the end of period                     6,168           3,223           2,625           6,210           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(383)

  Accumulation unit value:
    Beginning of period                    $24.15          $23.70          $23.24         $21.36          $18.62
    End of period                          $25.82          $24.15          $23.70         $23.24          $21.36
  Accumulation units outstanding
  at the end of period                     2,670           2,910           3,669           5,405          1,061

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.59           N/A             N/A             N/A            N/A
    End of period                          $13.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    239,395           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.89           N/A             N/A             N/A            N/A
    End of period                          $10.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,854            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(458)

  Accumulation unit value:
    Beginning of period                    $17.14          $15.66          $15.55         $15.01          $14.13
    End of period                          $16.80          $17.14          $15.66         $15.55          $15.01
  Accumulation units outstanding
  at the end of period                     9,008           9,241           9,766          11,226           564

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(414)

  Accumulation unit value:
    Beginning of period                    $20.69          $17.68          $17.70         $15.30          $15.01
    End of period                          $22.59          $20.69          $17.68         $17.70          $15.30
  Accumulation units outstanding
  at the end of period                     11,288          8,927           5,278           7,933          3,966

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(414)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,808           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.83            N/A             N/A            N/A
    End of period                          $10.70          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,905          4,436            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,192            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                    $12.43          $10.84          $10.87           N/A            N/A
    End of period                          $11.37          $12.43          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,584           5,417           7,481            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(383)

  Accumulation unit value:
    Beginning of period                    $16.91          $16.58          $16.58         $15.92          $15.08
    End of period                          $17.62          $16.91          $16.58         $16.58          $15.92
  Accumulation units outstanding
  at the end of period                     37,147          32,065          40,690         25,423          1,614

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                    $12.62          $11.19          $10.69           N/A            N/A
    End of period                          $12.64          $12.62          $11.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,688          13,171          6,680            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.98            N/A             N/A            N/A
    End of period                          $10.35          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,670           6,024            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(305)

  Accumulation unit value:
    Beginning of period                    $14.31          $11.13          $9.63           $8.07          $5.61
    End of period                          $15.61          $14.31          $11.13          $9.63          $8.07
  Accumulation units outstanding
  at the end of period                     74,202          78,887          62,260         40,184          3,121

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $21.11          $19.34          $18.70         $16.26          $14.17
    End of period                          $22.20          $21.11          $19.34         $18.70          $16.26
  Accumulation units outstanding
  at the end of period                     8,528           2,600           2,011           2,345           659

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(383)

  Accumulation unit value:
    Beginning of period                    $13.91          $13.83          $13.87         $13.71          $13.38
    End of period                          $14.42          $13.91          $13.83         $13.87          $13.71
  Accumulation units outstanding
  at the end of period                     11,135          11,433          16,793         15,224          3,222

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.80          $8.85            N/A             N/A            N/A
    End of period                          $13.87          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,868           864             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(305)

  Accumulation unit value:
    Beginning of period                    $18.78          $16.83          $15.87         $13.06          $10.01
    End of period                          $17.82          $18.78          $16.83         $15.87          $13.06
  Accumulation units outstanding
  at the end of period                     40,539          47,349          64,344         47,356          8,803

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(305)

  Accumulation unit value:
    Beginning of period                    $15.63          $13.74          $13.47         $11.99          $8.44
    End of period                          $14.19          $15.63          $13.74         $13.47          $11.99
  Accumulation units outstanding
  at the end of period                     21,868          24,835          34,788         34,221          5,528

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(271)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.63          $11.24          $9.46          $6.64
    End of period                          $11.00          $11.62          $10.63         $11.24          $9.46
  Accumulation units outstanding
  at the end of period                    221,180         247,355         284,391         287,783         52,839

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(271)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(271)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.64          $10.72         $10.62          $10.62
    End of period                          $11.14          $10.75          $10.64         $10.72          $10.62
  Accumulation units outstanding
  at the end of period                     89,372          97,338          90,805         79,764          11,896

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(271)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $5.57           $4.20           $4.27           $3.77           N/A
    End of period                          $5.66           $5.57           $4.20           $4.27           N/A
  Accumulation units outstanding
  at the end of period                     54,946          60,690          2,782          89,770           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $10.74          $9.71           $10.22          $9.40           N/A
    End of period                          $9.64           $10.74          $9.71          $10.22           N/A
  Accumulation units outstanding
  at the end of period                     3,233           9,797           9,617           6,162           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(271)

  Accumulation unit value:
    Beginning of period                    $10.45          $8.28           $9.01           $8.99          $6.56
    End of period                          $10.29          $10.45          $8.28           $9.01          $8.99
  Accumulation units outstanding
  at the end of period                    267,041         320,945         328,357         268,892         63,020

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(271)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.02           N/A             N/A            N/A
    End of period                          $10.25          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,782          53,262           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(381)

  Accumulation unit value:
    Beginning of period                    $8.99           $7.90           $7.78           $7.17          $6.29
    End of period                          $9.09           $8.99           $7.90           $7.78          $7.17
  Accumulation units outstanding
  at the end of period                     19,217          19,664          36,910         45,510          20,419

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(381)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(543)

  Accumulation unit value:
    Beginning of period                    $13.60          $11.76          $11.38         $10.47           N/A
    End of period                          $10.95          $13.60          $11.76         $11.38           N/A
  Accumulation units outstanding
  at the end of period                     9,803           22,034          24,175         21,166           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(543)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(271)

  Accumulation unit value:
    Beginning of period                    $16.20          $11.87          $11.06          $8.86          $6.17
    End of period                          $17.54          $16.20          $11.87         $11.06          $8.86
  Accumulation units outstanding
  at the end of period                    286,511         307,950         289,407         258,051         44,163

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(271)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(538)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.60          $10.11         $10.07           N/A
    End of period                          $11.50          $10.98          $10.60         $10.11           N/A
  Accumulation units outstanding
  at the end of period                     23,727          11,455          29,856         19,948           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(538)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1368)

  Accumulation unit value:
    Beginning of period                    $9.77            N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,637            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(271)

  Accumulation unit value:
    Beginning of period                    $17.72          $14.49          $13.12         $11.27          $8.02
    End of period                          $19.06          $17.72          $14.49         $13.12          $11.27
  Accumulation units outstanding
  at the end of period                     74,300         102,241         103,531         89,043          13,662

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(271)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.73          $10.88          $9.86           N/A
    End of period                          $13.42          $13.58          $11.73         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    314,469         340,377         140,131          2,006           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.65          $9.66            N/A             N/A            N/A
    End of period                          $11.79          $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,323            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.42          $10.72           N/A            N/A
    End of period                          $12.33          $10.63          $10.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,003          29,725          12,440           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1383)

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $11.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,268            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(541)

  Accumulation unit value:
    Beginning of period                    $25.60          $21.76          $16.32         $13.09           N/A
    End of period                          $33.74          $25.60          $21.76         $16.32           N/A
  Accumulation units outstanding
  at the end of period                     34,473         136,648         157,583         55,492           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(271)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.50          $9.35           $8.16          $6.51
    End of period                          $13.04          $12.75          $12.50          $9.35          $8.16
  Accumulation units outstanding
  at the end of period                    205,367         229,894         299,140         222,449         52,344

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(271)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(271)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.54          $12.41         $11.00          $7.86
    End of period                          $15.15          $14.47          $13.54         $12.41          $11.00
  Accumulation units outstanding
  at the end of period                     82,770          99,247         102,936         87,918          15,506

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(271)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(271)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.31          $10.14          $9.46          $7.29
    End of period                          $11.82          $11.56          $10.31         $10.14          $9.46
  Accumulation units outstanding
  at the end of period                    161,643         223,637         231,196         223,551         28,658

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(271)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1324)

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $8.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      398             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1324)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(271)

  Accumulation unit value:
    Beginning of period                    $19.57          $18.35          $17.29         $15.76          $10.23
    End of period                          $17.07          $19.57          $18.35         $17.29          $15.76
  Accumulation units outstanding
  at the end of period                    129,523         146,436         153,076         121,721         24,312

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(271)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(271)

  Accumulation unit value:
    Beginning of period                    $14.78          $12.92          $12.72         $11.12          $7.34
    End of period                          $14.10          $14.78          $12.92         $12.72          $11.12
  Accumulation units outstanding
  at the end of period                     86,912          97,579          96,854         88,659          14,484

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(271)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(543)

  Accumulation unit value:
    Beginning of period                    $5.71           $5.36           $5.37           $5.08           N/A
    End of period                          $6.37           $5.71           $5.36           $5.37           N/A
  Accumulation units outstanding
  at the end of period                     58,615          30,938          10,591           808            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(543)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                    $14.81          $15.41          $11.40         $11.12           N/A
    End of period                          $17.24          $14.81          $15.41         $11.40           N/A
  Accumulation units outstanding
  at the end of period                    145,365         137,727         115,015          1,763           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(738)

  Accumulation unit value:
    Beginning of period                    $12.91          $11.82          $10.94           N/A            N/A
    End of period                          $13.93          $12.91          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,336          54,980          27,725           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(414)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.02          $10.85          $9.44          $8.48
    End of period                          $14.18          $13.70          $12.02         $10.85          $9.44
  Accumulation units outstanding
  at the end of period                     33,660          28,487          29,219         15,145          4,967

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(414)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(430)

  Accumulation unit value:
    Beginning of period                    $8.53           $8.35           $7.85           $7.73          $7.77
    End of period                          $9.18           $8.53           $8.35           $7.85          $7.73
  Accumulation units outstanding
  at the end of period                       -             9,878           8,877          16,561          5,397

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      551             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(305)

  Accumulation unit value:
    Beginning of period                    $12.92          $12.82          $12.86         $12.64          $12.52
    End of period                          $13.63          $12.92          $12.82         $12.86          $12.64
  Accumulation units outstanding
  at the end of period                     78,579          77,584          73,697         48,716          14,714

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(387)

  Accumulation unit value:
    Beginning of period                    $21.10          $19.04          $17.97         $16.32          $14.37
    End of period                          $19.07          $21.10          $19.04         $17.97          $16.32
  Accumulation units outstanding
  at the end of period                     5,894           6,400           6,777           7,612          5,186

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(387)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(383)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.96          $12.87
    End of period                           N/A             N/A             N/A           $14.31          $13.96
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,348

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.85          $11.93          $12.04         $11.74           N/A
    End of period                          $12.38          $12.85          $11.93         $12.04           N/A
  Accumulation units outstanding
  at the end of period                     54,497          46,992          60,132         54,133           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(305)

  Accumulation unit value:
    Beginning of period                    $19.86          $18.03          $17.64         $16.50          $12.99
    End of period                          $18.26          $19.86          $18.03         $17.64          $16.50
  Accumulation units outstanding
  at the end of period                     8,893           8,984           9,384          11,234          11,976

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(305)

  Accumulation unit value:
    Beginning of period                    $8.06           $7.82           $7.16           $6.20          $4.69
    End of period                          $7.79           $8.06           $7.82           $7.16          $6.20
  Accumulation units outstanding
  at the end of period                       -             29,374          26,531         32,583          13,327

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      328             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(401)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.04          $9.28
    End of period                           N/A             N/A             N/A           $10.14          $10.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,825

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(401)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(488)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.86           N/A
    End of period                           N/A             N/A             N/A            $9.86           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(488)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.29           N/A
    End of period                           N/A             N/A             N/A           $10.04           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.72            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      331             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.21           N/A
    End of period                           N/A             N/A             N/A            $9.94           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(414)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.60          $8.99
    End of period                           N/A             N/A             N/A            $9.69          $9.60
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,680

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(414)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      327             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(362)

  Accumulation unit value:
    Beginning of period                    $13.91          $12.35          $11.69         $10.65          $9.54
    End of period                          $14.79          $13.91          $12.35         $11.69          $10.65
  Accumulation units outstanding
  at the end of period                    133,788         152,713         128,272         173,883         45,415

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(362)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(699)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.39          $10.29         $10.12           N/A
    End of period                          $11.31          $10.92          $10.39         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     46,141          41,914          17,708          9,252           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(362)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.46          $11.90         $10.96          $10.04
    End of period                          $14.67          $13.85          $12.46         $11.90          $10.96
  Accumulation units outstanding
  at the end of period                    387,896         438,205         429,660         408,267        109,932

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(362)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.71          $10.31           N/A            N/A
    End of period                          $12.09          $11.52          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,359          22,361          18,358           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(362)

  Accumulation unit value:
    Beginning of period                    $13.17          $12.05          $11.62         $10.88          $10.17
    End of period                          $13.94          $13.17          $12.05         $11.62          $10.88
  Accumulation units outstanding
  at the end of period                    292,864         314,845         391,350         368,038         35,508

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(362)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1207)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.74           N/A             N/A            N/A
    End of period                          $11.58          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1207)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.96            N/A             N/A             N/A            N/A
    End of period                          $10.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      323             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(414)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.27          $9.61
    End of period                           N/A             N/A             N/A           $10.42          $10.27
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,772

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(414)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(415)

  Accumulation unit value:
    Beginning of period                    $23.28          $21.02          $20.49         $18.97          $17.69
    End of period                          $24.38          $23.28          $21.02         $20.49          $18.97
  Accumulation units outstanding
  at the end of period                     23,697          22,340          26,103         23,860          4,492

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(412)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.90          $10.89         $11.09          $11.16
    End of period                          $11.32          $11.10          $10.90         $10.89          $11.09
  Accumulation units outstanding
  at the end of period                     36,556          97,680          20,099         50,276            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(478)

  Accumulation unit value:
    Beginning of period                    $19.87          $16.86          $16.00         $14.31          $13.73
    End of period                          $20.87          $19.87          $16.86         $16.00          $14.31
  Accumulation units outstanding
  at the end of period                     26,125          25,275          22,216         17,975          1,060

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(478)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $26.28          $23.72          $22.95         $21.44          $19.13
    End of period                          $28.19          $26.28          $23.72         $22.95          $21.44
  Accumulation units outstanding
  at the end of period                     39,299          21,502          24,655         24,264          6,044

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(305)

  Accumulation unit value:
    Beginning of period                    $34.46          $33.12          $29.79         $25.91          $18.82
    End of period                          $39.35          $34.46          $33.12         $29.79          $25.91
  Accumulation units outstanding
  at the end of period                     18,672          17,650          20,207         24,521          5,076

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(305)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(377)

  Accumulation unit value:
    Beginning of period                    $15.11          $12.92          $12.49         $11.13          $9.71
    End of period                          $14.84          $15.11          $12.92         $12.49          $11.13
  Accumulation units outstanding
  at the end of period                     39,200          49,087          47,007         36,571          7,568

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.62%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(871)

  Accumulation unit value:
    Beginning of period                    $15.28          $11.50          $11.07           N/A            N/A
    End of period                          $12.65          $15.28          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(871)

  Accumulation unit value:
    Beginning of period                    $14.30          $11.12          $9.59            N/A            N/A
    End of period                          $15.59          $14.30          $11.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(802)

  Accumulation unit value:
    Beginning of period                    $18.77          $16.81          $15.62           N/A            N/A
    End of period                          $17.80          $18.77          $16.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              698             699             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(802)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(546)

  Accumulation unit value:
    Beginning of period                    $11.61          $10.62          $11.23          $9.65           N/A
    End of period                          $10.99          $11.61          $10.62         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     3,438           3,269           1,464           1,482           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(546)

  Accumulation unit value:
    Beginning of period                    $10.45          $8.28           $9.01           $8.79           N/A
    End of period                          $10.28          $10.45          $8.28           $9.01           N/A
  Accumulation units outstanding
  at the end of period                     4,093           3,906           1,923           1,747           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(546)

  Accumulation unit value:
    Beginning of period                    $16.19          $11.86          $11.05          $9.40           N/A
    End of period                          $17.52          $16.19          $11.86         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     2,959           2,847           1,532           1,618           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(871)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.59          $10.58           N/A            N/A
    End of period                          $11.49          $10.97          $10.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(762)

  Accumulation unit value:
    Beginning of period                    $17.71          $14.48          $12.92           N/A            N/A
    End of period                          $19.05          $17.71          $14.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              285             285             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(815)

  Accumulation unit value:
    Beginning of period                    $13.57          $11.73          $10.60           N/A            N/A
    End of period                          $13.41          $13.57          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,793           8,793           8,793            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(643)

  Accumulation unit value:
    Beginning of period                    $25.59          $21.74          $16.32         $13.93           N/A
    End of period                          $33.71          $25.59          $21.74         $16.32           N/A
  Accumulation units outstanding
  at the end of period                      189             189             240             278            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(643)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(546)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.49          $9.34           $8.26           N/A
    End of period                          $13.03          $12.74          $12.49          $9.34           N/A
  Accumulation units outstanding
  at the end of period                     3,248           3,095           1,610           1,864           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(762)

  Accumulation unit value:
    Beginning of period                    $14.46          $13.53          $12.33           N/A            N/A
    End of period                          $15.14          $14.46          $13.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(762)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.31          $10.04           N/A            N/A
    End of period                          $11.81          $11.56          $10.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,849           1,851            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(546)

  Accumulation unit value:
    Beginning of period                    $19.55          $18.33          $17.28         $15.32           N/A
    End of period                          $17.05          $19.55          $18.33         $17.28           N/A
  Accumulation units outstanding
  at the end of period                     2,170           2,065            972            1,069           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(762)

  Accumulation unit value:
    Beginning of period                    $14.78          $12.91          $12.40           N/A            N/A
    End of period                          $14.09          $14.78          $12.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              302             302             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(795)

  Accumulation unit value:
    Beginning of period                    $5.71           $5.36           $4.90            N/A            N/A
    End of period                          $6.37           $5.71           $5.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                      723             723             919             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(543)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.45           N/A
    End of period                           N/A             N/A             N/A            $9.69           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(543)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(532)

  Accumulation unit value:
    Beginning of period                    $13.90          $12.34          $11.68         $10.91           N/A
    End of period                          $14.78          $13.90          $12.34         $11.68           N/A
  Accumulation units outstanding
  at the end of period                       -             10,973          11,325         11,717           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(532)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(839)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.39          $10.24           N/A            N/A
    End of period                          $11.31          $10.92          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,816           4,816           4,816            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(747)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.45          $11.60           N/A            N/A
    End of period                          $14.65          $13.84          $12.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,339           1,342           1,344            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(839)

  Accumulation unit value:
    Beginning of period                    $13.15          $12.04          $11.43           N/A            N/A
    End of period                          $13.92          $13.15          $12.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,136           2,136           2,136            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(871)

  Accumulation unit value:
    Beginning of period                    $23.25          $21.00          $20.55           N/A            N/A
    End of period                          $24.35          $23.25          $21.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(541)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.88          $10.88         $11.03           N/A
    End of period                          $11.31          $11.08          $10.88         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.635%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division(1460)

  Accumulation unit value:
    Beginning of period                    $9.84            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       1              N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division(1460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1277)

  Accumulation unit value:
    Beginning of period                    $13.57           N/A             N/A             N/A            N/A
    End of period                          $13.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       6              N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1277)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.645%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(913)

  Accumulation unit value:
    Beginning of period                    $15.39          $12.89          $12.34           N/A            N/A
    End of period                          $16.45          $15.39          $12.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                      502             513             474             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(917)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.23          $10.67           N/A            N/A
    End of period                          $13.29          $11.80          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              240             237             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(917)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $15.27          $11.50          $11.22           N/A            N/A
    End of period                          $12.64          $15.27          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       92            3,057           2,832            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(746)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.31          $9.39            N/A            N/A
    End of period                          $11.70          $11.13          $10.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              219            2,518            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                    $22.55          $20.43          $20.58         $18.68           N/A
    End of period                          $26.49          $22.55          $20.43         $20.58           N/A
  Accumulation units outstanding
  at the end of period                     1,818            660            1,003           1,395           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.33           N/A             N/A             N/A            N/A
    End of period                          $13.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,605            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $10.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      252             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $23.70           N/A             N/A             N/A            N/A
    End of period                          $22.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      345             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $11.19           N/A             N/A             N/A            N/A
    End of period                          $10.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,530            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(917)

  Accumulation unit value:
    Beginning of period                    $12.43          $10.84          $10.51           N/A            N/A
    End of period                          $11.36          $12.43          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      593             917             186             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(917)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(804)

  Accumulation unit value:
    Beginning of period                    $16.84          $16.51          $16.32           N/A            N/A
    End of period                          $17.54          $16.84          $16.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,053           1,936           2,472            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(804)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(917)

  Accumulation unit value:
    Beginning of period                    $12.61          $11.19          $10.93           N/A            N/A
    End of period                          $12.63          $12.61          $11.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                      575             898             180             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(917)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.13          $10.00           N/A             N/A            N/A
    End of period                          $10.34          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(853)

  Accumulation unit value:
    Beginning of period                    $14.27          $11.10          $9.49            N/A            N/A
    End of period                          $15.56          $14.27          $11.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                      603            3,131           3,456            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(814)

  Accumulation unit value:
    Beginning of period                    $13.86          $13.78          $13.84           N/A            N/A
    End of period                          $14.35          $13.86          $13.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              303            1,128            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.43           N/A             N/A             N/A            N/A
    End of period                          $13.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,164            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(853)

  Accumulation unit value:
    Beginning of period                    $18.72          $16.78          $15.93           N/A            N/A
    End of period                          $17.76          $18.72          $16.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              305             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(853)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.70          $13.37           N/A            N/A
    End of period                          $14.14          $15.58          $13.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                      366             455             822             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(423)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.60          $11.22          $9.45          $8.12
    End of period                          $10.97          $11.59          $10.60         $11.22          $9.45
  Accumulation units outstanding
  at the end of period                     24,541          26,578          24,633         16,173          6,054

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(338)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.63          $10.71         $10.61          $10.84
    End of period                          $11.12          $10.73          $10.63         $10.71          $10.61
  Accumulation units outstanding
  at the end of period                     11,762          9,885           9,452           6,458          1,694

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.56           $4.79            N/A             N/A            N/A
    End of period                          $5.64           $5.56            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      634            5,754            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(423)

  Accumulation unit value:
    Beginning of period                    $10.43          $8.26           $8.99           $8.98          $7.84
    End of period                          $10.26          $10.43          $8.26           $8.99          $8.98
  Accumulation units outstanding
  at the end of period                     32,970          29,583          43,289         19,358          6,312

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1144)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.85           N/A             N/A            N/A
    End of period                          $10.25          $11.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      119            2,934            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1144)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1176)

  Accumulation unit value:
    Beginning of period                    $13.56          $13.07           N/A             N/A            N/A
    End of period                          $10.91          $13.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1176)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(423)

  Accumulation unit value:
    Beginning of period                    $16.16          $11.84          $11.04          $8.84          $8.39
    End of period                          $17.49          $16.16          $11.84         $11.04          $8.84
  Accumulation units outstanding
  at the end of period                     18,103          23,818          26,276         16,205          5,934

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(714)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.57          $10.09          $9.53           N/A
    End of period                          $11.46          $10.94          $10.57         $10.09           N/A
  Accumulation units outstanding
  at the end of period                       -             1,167           1,070           1,070           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(525)

  Accumulation unit value:
    Beginning of period                    $17.69          $14.47          $13.11         $11.63           N/A
    End of period                          $19.02          $17.69          $14.47         $13.11           N/A
  Accumulation units outstanding
  at the end of period                     3,834           2,714           2,658           1,531           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(714)

  Accumulation unit value:
    Beginning of period                    $13.57          $11.72          $10.88         $10.55           N/A
    End of period                          $13.40          $13.57          $11.72         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    176,842         139,857         139,454         17,433           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(867)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.41          $10.07           N/A            N/A
    End of period                          $12.32          $10.62          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,108           3,754           3,525            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(853)

  Accumulation unit value:
    Beginning of period                    $25.53          $21.70          $20.21           N/A            N/A
    End of period                          $33.63          $25.53          $21.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,748           2,229           5,423            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(423)

  Accumulation unit value:
    Beginning of period                    $12.72          $12.47          $9.33           $8.14          $7.39
    End of period                          $13.01          $12.72          $12.47          $9.33          $8.14
  Accumulation units outstanding
  at the end of period                     24,544          26,383          23,219         19,109          6,742

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(338)

  Accumulation unit value:
    Beginning of period                    $14.45          $13.52          $12.40         $10.99          $9.18
    End of period                          $15.12          $14.45          $13.52         $12.40          $10.99
  Accumulation units outstanding
  at the end of period                     6,075           4,806           4,532           2,896          1,333

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(338)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.30          $10.13          $9.45          $8.27
    End of period                          $11.79          $11.54          $10.30         $10.13          $9.45
  Accumulation units outstanding
  at the end of period                     16,292          17,412          13,522         10,154          3,702

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(423)

  Accumulation unit value:
    Beginning of period                    $19.52          $18.30          $17.25         $15.74          $14.18
    End of period                          $17.02          $19.52          $18.30         $17.25          $15.74
  Accumulation units outstanding
  at the end of period                     16,129          19,075          17,670         10,048          3,412

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(525)

  Accumulation unit value:
    Beginning of period                    $14.76          $12.90          $12.71         $11.63           N/A
    End of period                          $14.07          $14.76          $12.90         $12.71           N/A
  Accumulation units outstanding
  at the end of period                     4,755           3,583           3,357           1,528           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(525)

  Accumulation unit value:
    Beginning of period                    $5.70           $5.35           $5.36           $5.46           N/A
    End of period                          $6.36           $5.70           $5.35           $5.36           N/A
  Accumulation units outstanding
  at the end of period                     10,064          4,207           7,092           3,208           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(786)

  Accumulation unit value:
    Beginning of period                    $14.80          $15.41          $12.24           N/A            N/A
    End of period                          $17.22          $14.80          $15.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,339          25,941          25,019           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(804)

  Accumulation unit value:
    Beginning of period                    $12.90          $11.81          $10.92           N/A            N/A
    End of period                          $13.92          $12.90          $11.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,022           7,062             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(804)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(917)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.00          $11.36           N/A            N/A
    End of period                          $14.15          $13.67          $12.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                       96             181             197             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(917)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.71           N/A             N/A             N/A            N/A
    End of period                          $10.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      477             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(917)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.78          $12.94           N/A            N/A
    End of period                          $13.58          $12.88          $12.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                      379             326             318             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(917)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(804)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.89          $11.78           N/A            N/A
    End of period                          $12.33          $12.80          $11.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              165             171             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(804)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(423)

  Accumulation unit value:
    Beginning of period                    $13.87          $12.32          $11.66         $10.63          $9.85
    End of period                          $14.74          $13.87          $12.32         $11.66          $10.63
  Accumulation units outstanding
  at the end of period                     1,435           1,475           8,899          14,384          15,561

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.43           N/A             N/A            N/A
    End of period                          $11.30          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,192          5,670            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(423)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.42          $11.87         $10.94          $10.42
    End of period                          $14.62          $13.81          $12.42         $11.87          $10.94
  Accumulation units outstanding
  at the end of period                     24,371          27,326          27,941         16,125          3,207

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(737)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.71          $10.47         $10.47           N/A
    End of period                          $12.08          $11.51          $10.71         $10.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,015           7,015           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(540)

  Accumulation unit value:
    Beginning of period                    $13.13          $12.01          $11.59         $10.88           N/A
    End of period                          $13.89          $13.13          $12.01         $11.59           N/A
  Accumulation units outstanding
  at the end of period                     10,520          13,112          10,502         11,948           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(540)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.82           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      312             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(872)

  Accumulation unit value:
    Beginning of period                    $23.19          $20.95          $20.42           N/A            N/A
    End of period                          $24.27          $23.19          $20.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                      139              -             1,419            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(793)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.85          $10.83           N/A            N/A
    End of period                          $11.27          $11.05          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,874          1,564           2,025            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(917)

  Accumulation unit value:
    Beginning of period                    $19.84          $16.84          $16.52           N/A            N/A
    End of period                          $20.83          $19.84          $16.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               89              99             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(917)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $28.52           N/A             N/A             N/A            N/A
    End of period                          $28.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      191             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(853)

  Accumulation unit value:
    Beginning of period                    $34.32          $32.99          $29.82           N/A            N/A
    End of period                          $39.17          $34.32          $32.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                      207             268             160             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(867)

  Accumulation unit value:
    Beginning of period                    $15.07          $12.89          $12.59           N/A            N/A
    End of period                          $14.80          $15.07          $12.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                      246              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(769)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(769)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.27          $11.50          $10.73           N/A            N/A
    End of period                          $12.64          $15.27          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,733           5,038           5,891            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(364)

  Accumulation unit value:
    Beginning of period                    $13.50          $12.11          $11.47         $11.02          $9.95
    End of period                          $14.64          $13.50          $12.11         $11.47          $11.02
  Accumulation units outstanding
  at the end of period                     1,487           1,300           3,070             -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(364)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $17.39          $17.01          $15.55         $15.21          $13.48
    End of period                          $18.82          $17.39          $17.01         $15.55          $15.21
  Accumulation units outstanding
  at the end of period                       -              297             297             462            297

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(852)

  Accumulation unit value:
    Beginning of period                    $22.54          $20.42          $19.12           N/A            N/A
    End of period                          $26.47          $22.54          $20.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,508             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(852)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $24.04          $23.60          $23.15         $21.29          $18.98
    End of period                          $25.69          $24.04          $23.60         $23.15          $21.29
  Accumulation units outstanding
  at the end of period                      400             422             422             422            422

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.31           N/A             N/A             N/A            N/A
    End of period                          $13.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,243            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $10.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      836             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $17.07          $15.60          $15.50         $14.97          $13.88
    End of period                          $16.72          $17.07          $15.60         $15.50          $14.97
  Accumulation units outstanding
  at the end of period                      280             294             294             404            294

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(304)

  Accumulation unit value:
    Beginning of period                    $20.61          $17.62          $17.65         $15.25          $10.59
    End of period                          $22.49          $20.61          $17.62         $17.65          $15.25
  Accumulation units outstanding
  at the end of period                      299             315             315             416            315

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      837             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      253             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1150)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.24           N/A             N/A            N/A
    End of period                          $10.70          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,194           5,330            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1150)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      418             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1130)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.07           N/A             N/A            N/A
    End of period                          $11.36          $12.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,806             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1130)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(304)

  Accumulation unit value:
    Beginning of period                    $16.83          $16.50          $16.51         $15.86          $15.19
    End of period                          $17.53          $16.83          $16.50         $16.51          $15.86
  Accumulation units outstanding
  at the end of period                     2,047           2,143            256             464            256

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                    $12.61          $11.84           N/A             N/A            N/A
    End of period                          $12.63          $12.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              901             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.99            N/A             N/A            N/A
    End of period                          $10.34          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(357)

  Accumulation unit value:
    Beginning of period                    $14.26          $11.10          $9.61           $8.05          $6.41
    End of period                          $15.55          $14.26          $11.10          $9.61          $8.05
  Accumulation units outstanding
  at the end of period                      762            5,941           7,614           1,308           624

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(357)

  Accumulation unit value:
    Beginning of period                    $21.02          $19.26          $18.62         $16.21          $14.19
    End of period                          $22.09          $21.02          $19.26         $18.62          $16.21
  Accumulation units outstanding
  at the end of period                      268             282             282             282            282

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $13.90           N/A             N/A             N/A            N/A
    End of period                          $14.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      614             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.55           N/A             N/A             N/A            N/A
    End of period                          $13.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,135            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(326)

  Accumulation unit value:
    Beginning of period                    $18.72          $16.78          $15.83         $13.03          $10.47
    End of period                          $17.75          $18.72          $16.78         $15.83          $13.03
  Accumulation units outstanding
  at the end of period                     10,897          7,487           4,308            589             -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(326)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.69          $13.44         $11.96          $8.96
    End of period                          $14.13          $15.58          $13.69         $13.44          $11.96
  Accumulation units outstanding
  at the end of period                     1,872           1,480           3,064            339             -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(358)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.60          $11.21          $9.45          $7.73
    End of period                          $10.96          $11.59          $10.60         $11.21          $9.45
  Accumulation units outstanding
  at the end of period                     2,869           3,549           3,230            506             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(317)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.62          $10.71         $10.61          $10.65
    End of period                          $11.11          $10.72          $10.62         $10.71          $10.61
  Accumulation units outstanding
  at the end of period                     8,950           7,662           6,374            371           3,925

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(631)

  Accumulation unit value:
    Beginning of period                    $5.56           $4.19           $4.26           $3.92           N/A
    End of period                          $5.64           $5.56           $4.19           $4.26           N/A
  Accumulation units outstanding
  at the end of period                      870            14,306          1,198             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(627)

  Accumulation unit value:
    Beginning of period                    $10.70          $9.69           $10.19          $8.98           N/A
    End of period                          $9.60           $10.70          $9.69          $10.19           N/A
  Accumulation units outstanding
  at the end of period                      903             906             949             395            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(627)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                    $10.42          $8.26           $8.99           $8.98          $6.98
    End of period                          $10.25          $10.42          $8.26           $8.99          $8.98
  Accumulation units outstanding
  at the end of period                     3,163           4,615           4,098            585             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1090)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.14           N/A             N/A            N/A
    End of period                          $10.25          $11.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      832            6,408            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(391)

  Accumulation unit value:
    Beginning of period                    $8.96           $7.88           $7.76           $7.14          $6.34
    End of period                          $9.05           $8.96           $7.88           $7.76          $7.14
  Accumulation units outstanding
  at the end of period                      634             789             824             449             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(391)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(553)

  Accumulation unit value:
    Beginning of period                    $13.56          $11.73          $11.35         $10.70           N/A
    End of period                          $10.91          $13.56          $11.73         $11.35           N/A
  Accumulation units outstanding
  at the end of period                      721            1,692           1,322            351            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(358)

  Accumulation unit value:
    Beginning of period                    $16.16          $11.84          $11.03          $8.84          $7.67
    End of period                          $17.48          $16.16          $11.84         $11.03          $8.84
  Accumulation units outstanding
  at the end of period                     12,467          14,757          6,279            544             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(510)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.57          $10.09         $10.41           N/A
    End of period                          $11.46          $10.94          $10.57         $10.09           N/A
  Accumulation units outstanding
  at the end of period                      591             383             401             372            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(390)

  Accumulation unit value:
    Beginning of period                    $17.69          $14.46          $13.11         $11.26          $9.22
    End of period                          $19.01          $17.69          $14.46         $13.11          $11.26
  Accumulation units outstanding
  at the end of period                     12,716          8,768           15,927           219             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(390)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(767)

  Accumulation unit value:
    Beginning of period                    $13.56          $11.72          $10.90           N/A            N/A
    End of period                          $13.40          $13.56          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                    135,916         143,868         136,267           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(767)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(852)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.41          $9.93            N/A            N/A
    End of period                          $12.32          $10.62          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(852)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1408)

  Accumulation unit value:
    Beginning of period                    $11.41           N/A             N/A             N/A            N/A
    End of period                          $11.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,189            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1408)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(510)

  Accumulation unit value:
    Beginning of period                    $25.53          $21.70          $16.29         $12.52           N/A
    End of period                          $33.63          $25.53          $21.70         $16.29           N/A
  Accumulation units outstanding
  at the end of period                     4,692           4,468           9,417            248            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(358)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.47          $9.33           $8.14          $7.73
    End of period                          $13.00          $12.71          $12.47          $9.33          $8.14
  Accumulation units outstanding
  at the end of period                     13,171          10,002          5,919            614             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.49           N/A             N/A             N/A            N/A
    End of period                          $10.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      841             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(381)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.52          $12.40         $10.99          $9.47
    End of period                          $15.11          $14.44          $13.52         $12.40          $10.99
  Accumulation units outstanding
  at the end of period                     5,933           5,074           4,257             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(381)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(386)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.30          $10.13          $9.45          $7.55
    End of period                          $11.79          $11.54          $10.30         $10.13          $9.45
  Accumulation units outstanding
  at the end of period                     3,585           7,384           6,423            716           2,088

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                    $9.41            N/A             N/A             N/A            N/A
    End of period                          $8.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,026            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(349)

  Accumulation unit value:
    Beginning of period                    $19.51          $18.30          $17.25         $15.73          $13.01
    End of period                          $17.01          $19.51          $18.30         $17.25          $15.73
  Accumulation units outstanding
  at the end of period                     10,094          6,941           3,294            313            313

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(381)

  Accumulation unit value:
    Beginning of period                    $14.76          $12.90          $12.70         $11.11          $9.42
    End of period                          $14.06          $14.76          $12.90         $12.70          $11.11
  Accumulation units outstanding
  at the end of period                     6,307           5,067           4,399             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(381)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.69           $5.35           $5.35            N/A            N/A
    End of period                          $6.35           $5.69           $5.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,613             -             6,330            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(740)

  Accumulation unit value:
    Beginning of period                    $14.80          $15.41          $11.07           N/A            N/A
    End of period                          $17.22          $14.80          $15.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,355          13,439          6,970            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                    $12.90          $11.81          $11.05         $10.73           N/A
    End of period                          $13.91          $12.90          $11.81         $11.05           N/A
  Accumulation units outstanding
  at the end of period                      353             413             426              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.00          $10.83          $9.43          $6.72
    End of period                          $14.15          $13.66          $12.00         $10.83          $9.43
  Accumulation units outstanding
  at the end of period                     3,738           2,903           1,272            528             -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                    $8.51           $8.75            N/A             N/A            N/A
    End of period                          $9.16           $8.51            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,269            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      502             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(304)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.78          $12.82         $12.61          $12.49
    End of period                          $13.57          $12.88          $12.78         $12.82          $12.61
  Accumulation units outstanding
  at the end of period                     3,135           1,949            313             313           5,541

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(357)

  Accumulation unit value:
    Beginning of period                    $21.00          $18.96          $17.90         $16.26          $14.48
    End of period                          $18.97          $21.00          $18.96         $17.90          $16.26
  Accumulation units outstanding
  at the end of period                      262             276             276             276            276

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.90          $12.01         $11.71           N/A
    End of period                          $12.33          $12.80          $11.90         $12.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $19.77          $17.96          $17.58         $16.44          $15.29
    End of period                          $18.17          $19.77          $17.96         $17.58          $16.44
  Accumulation units outstanding
  at the end of period                      254             267             267             267            267

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.31          $11.66         $10.63          $8.38
    End of period                          $14.73          $13.86          $12.31         $11.66          $10.63
  Accumulation units outstanding
  at the end of period                      801             843             843            1,444           843

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(739)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.39          $10.21           N/A            N/A
    End of period                          $11.29          $10.91          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,718           7,032           7,343            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(739)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(294)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.42          $11.87         $10.94          $9.03
    End of period                          $14.61          $13.81          $12.42         $11.87          $10.94
  Accumulation units outstanding
  at the end of period                     6,407           6,549           2,943           3,357           400

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(887)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.71          $10.48           N/A            N/A
    End of period                          $12.08          $11.51          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                      691              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(887)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $13.12          $12.01          $11.59         $10.86          $9.33
    End of period                          $13.88          $13.12          $12.01         $11.59          $10.86
  Accumulation units outstanding
  at the end of period                     2,108           2,318           2,895            855            394

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(943)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(360)

  Accumulation unit value:
    Beginning of period                    $23.18          $20.94          $20.42         $18.91          $17.67
    End of period                          $24.26          $23.18          $20.94         $20.42          $18.91
  Accumulation units outstanding
  at the end of period                       -               -               -              263             -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(360)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(317)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.85          $10.85         $11.05          $11.22
    End of period                          $11.26          $11.04          $10.85         $10.85          $11.05
  Accumulation units outstanding
  at the end of period                     1,118           4,313            739              -            5,888

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(357)

  Accumulation unit value:
    Beginning of period                    $19.83          $16.84          $15.99         $14.30          $12.31
    End of period                          $20.83          $19.83          $16.84         $15.99          $14.30
  Accumulation units outstanding
  at the end of period                      309             325             325             548            325

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(347)

  Accumulation unit value:
    Beginning of period                    $26.16          $23.62          $22.86         $21.36          $19.28
    End of period                          $28.04          $26.16          $23.62         $22.86          $21.36
  Accumulation units outstanding
  at the end of period                     1,263           1,330           1,984            209            209

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(347)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(304)

  Accumulation unit value:
    Beginning of period                    $34.30          $32.98          $29.68         $25.82          $19.00
    End of period                          $39.15          $34.30          $32.98         $29.68          $25.82
  Accumulation units outstanding
  at the end of period                     2,075           1,748           1,439            239            178

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(338)

  Accumulation unit value:
    Beginning of period                    $15.07          $12.89          $12.47         $11.11          $9.38
    End of period                          $14.80          $15.07          $12.89         $12.47          $11.11
  Accumulation units outstanding
  at the end of period                     8,725           7,544           4,623             -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.66%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(676)

  Accumulation unit value:
    Beginning of period                    $15.36          $12.87          $11.94         $10.69           N/A
    End of period                          $16.42          $15.36          $12.87         $11.94           N/A
  Accumulation units outstanding
  at the end of period                     31,829          34,565          5,839           5,090           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(601)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.22          $10.75         $10.31           N/A
    End of period                          $13.28          $11.79          $11.22         $10.75           N/A
  Accumulation units outstanding
  at the end of period                     85,600          70,472          18,933          4,290           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                    $15.27          $11.50          $10.21           N/A            N/A
    End of period                          $12.63          $15.27          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,553          71,433          13,565           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                    $13.49          $12.10          $11.46         $10.72           N/A
    End of period                          $14.63          $13.49          $12.10         $11.46           N/A
  Accumulation units outstanding
  at the end of period                     33,113          41,026          22,227          9,364           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(535)

  Accumulation unit value:
    Beginning of period                    $17.37          $16.99          $15.54         $15.29           N/A
    End of period                          $18.79          $17.37          $16.99         $15.54           N/A
  Accumulation units outstanding
  at the end of period                       -             14,272          7,485           3,829           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(535)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.11           $8.56           N/A
    End of period                           N/A             N/A            $8.25           $9.11           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             2,825           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(616)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.30          $9.61           $8.92           N/A
    End of period                          $11.68          $11.12          $10.30          $9.61           N/A
  Accumulation units outstanding
  at the end of period                     18,380          19,882          21,276          7,870           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(676)

  Accumulation unit value:
    Beginning of period                    $22.51          $20.40          $20.55         $18.77           N/A
    End of period                          $26.44          $22.51          $20.40         $20.55           N/A
  Accumulation units outstanding
  at the end of period                      966            2,755           2,755           3,175           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(616)

  Accumulation unit value:
    Beginning of period                    $24.01          $23.57          $23.13         $21.57           N/A
    End of period                          $25.66          $24.01          $23.57         $23.13           N/A
  Accumulation units outstanding
  at the end of period                     3,810           3,877           1,624            635            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.44           N/A             N/A             N/A            N/A
    End of period                          $13.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    577,477           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(629)

  Accumulation unit value:
    Beginning of period                    $17.05          $15.59          $15.48         $13.97           N/A
    End of period                          $16.70          $17.05          $15.59         $15.48           N/A
  Accumulation units outstanding
  at the end of period                     3,036           6,190           4,601           3,476           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(616)

  Accumulation unit value:
    Beginning of period                    $20.58          $17.60          $17.63         $15.42           N/A
    End of period                          $22.46          $20.58          $17.60         $17.63           N/A
  Accumulation units outstanding
  at the end of period                     32,976          39,509          17,870          6,396           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    143,709           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,021            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.84            N/A             N/A            N/A
    End of period                          $10.70          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,275          17,907           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,747           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                    $12.42          $10.84          $10.33           N/A            N/A
    End of period                          $11.35          $12.42          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,348          9,858           5,328            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(601)

  Accumulation unit value:
    Beginning of period                    $16.81          $16.49          $16.50         $15.56           N/A
    End of period                          $17.51          $16.81          $16.49         $16.50           N/A
  Accumulation units outstanding
  at the end of period                     64,973          70,278          89,689          9,994           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.61          $11.19          $10.65           N/A            N/A
    End of period                          $12.62          $12.61          $11.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,035          11,982          4,643            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.99            N/A             N/A            N/A
    End of period                          $10.34          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,526          1,817            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(535)

  Accumulation unit value:
    Beginning of period                    $14.25          $11.09          $9.60           $8.15           N/A
    End of period                          $15.53          $14.25          $11.09          $9.60           N/A
  Accumulation units outstanding
  at the end of period                    173,380         184,069         122,756         52,480           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(535)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(615)

  Accumulation unit value:
    Beginning of period                    $20.99          $19.24          $18.61         $16.44           N/A
    End of period                          $22.06          $20.99          $19.24         $18.61           N/A
  Accumulation units outstanding
  at the end of period                     36,194          14,836          11,851           921            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(616)

  Accumulation unit value:
    Beginning of period                    $13.83          $13.76          $13.80         $13.53           N/A
    End of period                          $14.33          $13.83          $13.76         $13.80           N/A
  Accumulation units outstanding
  at the end of period                     10,721          6,631           5,168           5,256           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.12           N/A             N/A            N/A
    End of period                          $13.86          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     73,832          11,485           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(601)

  Accumulation unit value:
    Beginning of period                    $18.70          $16.76          $15.82         $14.01           N/A
    End of period                          $17.73          $18.70          $16.76         $15.82           N/A
  Accumulation units outstanding
  at the end of period                     59,810          70,610          62,968         12,058           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(601)

  Accumulation unit value:
    Beginning of period                    $15.56          $13.68          $13.43         $12.11           N/A
    End of period                          $14.12          $15.56          $13.68         $13.43           N/A
  Accumulation units outstanding
  at the end of period                     44,222          58,049         105,170         11,015           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1465)

  Accumulation unit value:
    Beginning of period                    $9.88            N/A             N/A             N/A            N/A
    End of period                          $9.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,421            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(517)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.59          $11.21          $9.58           N/A
    End of period                          $10.95          $11.58          $10.59         $11.21           N/A
  Accumulation units outstanding
  at the end of period                    226,134         236,322         172,295         205,281          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.62          $10.71         $10.41           N/A
    End of period                          $11.11          $10.72          $10.62         $10.71           N/A
  Accumulation units outstanding
  at the end of period                     80,869          72,788          46,117         14,200           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(606)

  Accumulation unit value:
    Beginning of period                    $5.55           $4.19           $4.26           $3.78           N/A
    End of period                          $5.64           $5.55           $4.19           $4.26           N/A
  Accumulation units outstanding
  at the end of period                    122,392          52,300          4,603          18,282           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(606)

  Accumulation unit value:
    Beginning of period                    $10.70          $9.68           $10.19          $9.44           N/A
    End of period                          $9.59           $10.70          $9.68          $10.19           N/A
  Accumulation units outstanding
  at the end of period                     5,029           3,461           1,993           3,412           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(517)

  Accumulation unit value:
    Beginning of period                    $10.42          $8.25           $8.99           $9.04           N/A
    End of period                          $10.24          $10.42          $8.25           $8.99           N/A
  Accumulation units outstanding
  at the end of period                    265,897         306,079         237,610         109,565          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                    $11.69          $9.96            N/A             N/A            N/A
    End of period                          $10.24          $11.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    113,315          70,850           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(615)

  Accumulation unit value:
    Beginning of period                    $8.96           $7.87           $7.75           $7.15           N/A
    End of period                          $9.05           $8.96           $7.87           $7.75           N/A
  Accumulation units outstanding
  at the end of period                     21,852          13,988          2,557           4,098           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.72          $11.35         $10.37           N/A
    End of period                          $10.90          $13.55          $11.72         $11.35           N/A
  Accumulation units outstanding
  at the end of period                     24,650          43,776          7,642           2,126           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(517)

  Accumulation unit value:
    Beginning of period                    $16.14          $11.83          $11.03          $9.82           N/A
    End of period                          $17.46          $16.14          $11.83         $11.03           N/A
  Accumulation units outstanding
  at the end of period                    232,420         267,460         164,665         75,220           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(609)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.57          $10.08         $10.11           N/A
    End of period                          $11.45          $10.94          $10.57         $10.08           N/A
  Accumulation units outstanding
  at the end of period                     72,474          56,515          43,252         15,281           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1375)

  Accumulation unit value:
    Beginning of period                    $9.74            N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      995             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1375)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(594)

  Accumulation unit value:
    Beginning of period                    $17.68          $14.46          $13.10         $11.67           N/A
    End of period                          $19.00          $17.68          $14.46         $13.10           N/A
  Accumulation units outstanding
  at the end of period                    106,497         188,229          96,790         68,050           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                    $13.56          $11.72          $10.88          $9.72           N/A
    End of period                          $13.39          $13.56          $11.72         $10.88           N/A
  Accumulation units outstanding
  at the end of period                   1,714,498       1,621,800        943,673         33,007           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.15           N/A             N/A            N/A
    End of period                          $11.77          $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     88,479          36,783           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.41          $10.80         $10.45           N/A
    End of period                          $12.31          $10.62          $10.41         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     67,223          72,141         106,203           299            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $11.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,967            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $25.51          $21.69          $16.28         $13.37           N/A
    End of period                          $33.60          $25.51          $21.69         $16.28           N/A
  Accumulation units outstanding
  at the end of period                     88,258         276,803         291,654         11,529           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(517)

  Accumulation unit value:
    Beginning of period                    $12.70          $12.46          $9.32           $8.38           N/A
    End of period                          $12.99          $12.70          $12.46          $9.32           N/A
  Accumulation units outstanding
  at the end of period                    179,478         198,283         196,453         59,302           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1176)

  Accumulation unit value:
    Beginning of period                    $10.12          $10.17           N/A             N/A            N/A
    End of period                          $10.60          $10.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1176)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(594)

  Accumulation unit value:
    Beginning of period                    $14.43          $13.51          $12.39         $11.40           N/A
    End of period                          $15.10          $14.43          $13.51         $12.39           N/A
  Accumulation units outstanding
  at the end of period                    156,375         157,803         114,556         144,962          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(594)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.29          $10.13          $9.62           N/A
    End of period                          $11.78          $11.54          $10.29         $10.13           N/A
  Accumulation units outstanding
  at the end of period                    211,533         223,974         247,370         79,246           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $8.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,511            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(517)

  Accumulation unit value:
    Beginning of period                    $19.49          $18.29          $17.24         $15.53           N/A
    End of period                          $17.00          $19.49          $18.29         $17.24           N/A
  Accumulation units outstanding
  at the end of period                    120,014         112,058         111,072         37,121           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(592)

  Accumulation unit value:
    Beginning of period                    $14.75          $12.89          $12.70         $11.12           N/A
    End of period                          $14.06          $14.75          $12.89         $12.70           N/A
  Accumulation units outstanding
  at the end of period                    126,138         143,825          96,486         77,345           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(715)

  Accumulation unit value:
    Beginning of period                    $5.69           $5.34           $5.36           $5.21           N/A
    End of period                          $6.35           $5.69           $5.34           $5.36           N/A
  Accumulation units outstanding
  at the end of period                     45,582          26,418          5,444           1,506           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(715)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                    $14.79          $15.40          $11.40         $10.78           N/A
    End of period                          $17.21          $14.79          $15.40         $11.40           N/A
  Accumulation units outstanding
  at the end of period                    515,140         524,318         246,365         13,395           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                    $12.90          $11.81          $11.05          $9.87           N/A
    End of period                          $13.91          $12.90          $11.81         $11.05           N/A
  Accumulation units outstanding
  at the end of period                    116,102         112,438          64,624          2,282           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(601)

  Accumulation unit value:
    Beginning of period                    $13.66          $11.99          $10.82          $9.43           N/A
    End of period                          $14.14          $13.66          $11.99         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     38,182          48,039          39,119          9,717           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(603)

  Accumulation unit value:
    Beginning of period                    $8.51           $8.33           $7.83           $7.70           N/A
    End of period                          $9.15           $8.51           $8.33           $7.83           N/A
  Accumulation units outstanding
  at the end of period                       -             18,880          21,969         12,385           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $10.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,306           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(601)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.77          $12.81         $12.38           N/A
    End of period                          $13.56          $12.86          $12.77         $12.81           N/A
  Accumulation units outstanding
  at the end of period                     85,749          69,932          38,764         17,077           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(609)

  Accumulation unit value:
    Beginning of period                    $20.98          $18.94          $17.88         $16.60           N/A
    End of period                          $18.94          $20.98          $18.94         $17.88           N/A
  Accumulation units outstanding
  at the end of period                     20,989          15,934          2,975            794            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.51           N/A
    End of period                           N/A             N/A             N/A           $14.24           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.89          $12.00         $11.70           N/A
    End of period                          $12.32          $12.79          $11.89         $12.00           N/A
  Accumulation units outstanding
  at the end of period                    110,437         109,271          20,734         67,759           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(615)

  Accumulation unit value:
    Beginning of period                    $19.74          $17.94          $17.56         $16.31           N/A
    End of period                          $18.14          $19.74          $17.94         $17.56           N/A
  Accumulation units outstanding
  at the end of period                     12,809          9,919            295             731            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(601)

  Accumulation unit value:
    Beginning of period                    $8.03           $7.80           $7.14           $6.41           N/A
    End of period                          $7.76           $8.03           $7.80           $7.14           N/A
  Accumulation units outstanding
  at the end of period                       -             55,874          17,574          6,957           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1465)

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,321           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(619)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.96           N/A
    End of period                           N/A             N/A             N/A           $10.13           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.78           N/A
    End of period                           N/A             N/A             N/A            $9.85           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(643)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.66           N/A
    End of period                           N/A             N/A             N/A           $10.02           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(643)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $10.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,304            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $10.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,352           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.83           N/A
    End of period                           N/A             N/A             N/A            $9.91           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.68           N/A
    End of period                           N/A             N/A             N/A            $9.66           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(541)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.30          $11.65         $10.54           N/A
    End of period                          $14.72          $13.85          $12.30         $11.65           N/A
  Accumulation units outstanding
  at the end of period                    325,748         308,033         243,566         206,374          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(695)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.39          $10.28         $10.03           N/A
    End of period                          $11.29          $10.91          $10.39         $10.28           N/A
  Accumulation units outstanding
  at the end of period                    221,718         265,389         264,481         40,887           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(438)

  Accumulation unit value:
    Beginning of period                    $13.79          $12.41          $11.86         $10.93          $10.33
    End of period                          $14.60          $13.79          $12.41         $11.86          $10.93
  Accumulation units outstanding
  at the end of period                    391,742         328,451         230,006         75,124          8,470

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(438)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(695)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.71          $10.47         $10.02           N/A
    End of period                          $12.07          $11.51          $10.71         $10.47           N/A
  Accumulation units outstanding
  at the end of period                    465,342         429,065         331,257          7,307           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(616)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.00          $11.58         $10.77           N/A
    End of period                          $13.87          $13.11          $12.00         $11.58           N/A
  Accumulation units outstanding
  at the end of period                    488,966         499,883         366,748         91,703           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.47          $10.49           N/A             N/A            N/A
    End of period                          $10.90          $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,083             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.26           N/A
    End of period                           N/A             N/A             N/A           $10.39           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(535)

  Accumulation unit value:
    Beginning of period                    $23.15          $20.91          $20.39         $19.23           N/A
    End of period                          $24.22          $23.15          $20.91         $20.39           N/A
  Accumulation units outstanding
  at the end of period                     33,656          34,034          37,733         10,569           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(535)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(624)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.84          $10.84         $10.91           N/A
    End of period                          $11.25          $11.03          $10.84         $10.84           N/A
  Accumulation units outstanding
  at the end of period                    186,570         202,734         145,684         51,373           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(535)

  Accumulation unit value:
    Beginning of period                    $19.82          $16.84          $15.98         $14.50           N/A
    End of period                          $20.82          $19.82          $16.84         $15.98           N/A
  Accumulation units outstanding
  at the end of period                     30,051          31,171          17,958          5,154           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(535)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(609)

  Accumulation unit value:
    Beginning of period                    $26.12          $23.60          $22.84         $21.44           N/A
    End of period                          $28.01          $26.12          $23.60         $22.84           N/A
  Accumulation units outstanding
  at the end of period                     77,711          64,480          58,161         26,482           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $34.26          $32.94          $29.65         $26.42           N/A
    End of period                          $39.10          $34.26          $32.94         $29.65           N/A
  Accumulation units outstanding
  at the end of period                     36,652          45,507          43,507         12,005           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(601)

  Accumulation unit value:
    Beginning of period                    $15.06          $12.88          $12.46         $11.35           N/A
    End of period                          $14.79          $15.06          $12.88         $12.46           N/A
  Accumulation units outstanding
  at the end of period                     86,762         127,745          71,436         20,548           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.67%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(669)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.22          $10.74          $9.86           N/A
    End of period                          $13.28          $11.78          $11.22         $10.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -              255             93             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(669)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1142)

  Accumulation unit value:
    Beginning of period                    $15.26          $13.44           N/A             N/A            N/A
    End of period                          $12.63          $15.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,451           1,551            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1142)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(922)

  Accumulation unit value:
    Beginning of period                    $13.48          $12.10          $11.97           N/A            N/A
    End of period                          $14.62          $13.48          $12.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(922)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(781)

  Accumulation unit value:
    Beginning of period                    $20.56          $17.58          $17.61           N/A            N/A
    End of period                          $22.44          $20.56          $17.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                      722             547             564             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(922)

  Accumulation unit value:
    Beginning of period                    $12.42          $10.84          $10.73           N/A            N/A
    End of period                          $11.35          $12.42          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(922)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                    $16.79          $16.47          $16.55           N/A            N/A
    End of period                          $17.49          $16.79          $16.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,929           3,541            966             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(922)

  Accumulation unit value:
    Beginning of period                    $12.61          $11.19          $11.20           N/A            N/A
    End of period                          $12.62          $12.61          $11.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(922)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(922)

  Accumulation unit value:
    Beginning of period                    $14.24          $11.08          $10.54           N/A            N/A
    End of period                          $15.52          $14.24          $11.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(922)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                    $13.82          $13.74          $13.82           N/A            N/A
    End of period                          $14.31          $13.82          $13.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,744           1,082           1,021            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(781)

  Accumulation unit value:
    Beginning of period                    $18.68          $16.75          $15.94           N/A            N/A
    End of period                          $17.71          $18.68          $16.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                      814             607             604             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(781)

  Accumulation unit value:
    Beginning of period                    $15.55          $13.67          $13.61           N/A            N/A
    End of period                          $14.11          $15.55          $13.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,024            731             718             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(661)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.59          $11.20         $10.21           N/A
    End of period                          $10.94          $11.57          $10.59         $11.20           N/A
  Accumulation units outstanding
  at the end of period                      290             291            6,832           7,166           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(661)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.61          $10.68           N/A            N/A
    End of period                          $11.10          $10.71          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,381           1,513           1,153            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(661)

  Accumulation unit value:
    Beginning of period                    $10.40          $8.25           $8.98           $8.64           N/A
    End of period                          $10.23          $10.40          $8.25           $8.98           N/A
  Accumulation units outstanding
  at the end of period                     4,397           4,693           8,102           8,498           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(661)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1072)

  Accumulation unit value:
    Beginning of period                    $13.54          $12.06           N/A             N/A            N/A
    End of period                          $10.89          $13.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,598           1,707            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(661)

  Accumulation unit value:
    Beginning of period                    $16.13          $11.82          $11.02          $9.63           N/A
    End of period                          $17.45          $16.13          $11.82         $11.02           N/A
  Accumulation units outstanding
  at the end of period                     3,887           3,963           8,108           7,593           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(661)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(800)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.56          $9.90            N/A            N/A
    End of period                          $11.44          $10.92          $10.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(800)

  Accumulation unit value:
    Beginning of period                    $17.67          $14.45          $12.82           N/A            N/A
    End of period                          $18.99          $17.67          $14.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,630           2,812             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(781)

  Accumulation unit value:
    Beginning of period                    $25.48          $21.66          $19.87           N/A            N/A
    End of period                          $33.56          $25.48          $21.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,924           1,929            278             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(661)

  Accumulation unit value:
    Beginning of period                    $12.69          $12.45          $9.32           $8.21           N/A
    End of period                          $12.98          $12.69          $12.45          $9.32           N/A
  Accumulation units outstanding
  at the end of period                     3,331           3,533           8,492           8,906           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(661)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(800)

  Accumulation unit value:
    Beginning of period                    $14.43          $13.51          $12.21           N/A            N/A
    End of period                          $15.09          $14.43          $13.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                      223             234              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(669)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.29          $10.12          $9.31           N/A
    End of period                          $11.77          $11.53          $10.29         $10.12           N/A
  Accumulation units outstanding
  at the end of period                      290             298             277             99             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(669)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(661)

  Accumulation unit value:
    Beginning of period                    $19.48          $18.27          $17.23         $14.59           N/A
    End of period                          $16.98          $19.48          $18.27         $17.23           N/A
  Accumulation units outstanding
  at the end of period                      185             176            4,773           5,006           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(661)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(669)

  Accumulation unit value:
    Beginning of period                    $14.74          $12.88          $12.70         $11.10           N/A
    End of period                          $14.05          $14.74          $12.88         $12.70           N/A
  Accumulation units outstanding
  at the end of period                      231             234             222             79             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(669)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(669)

  Accumulation unit value:
    Beginning of period                    $5.69           $5.34           $5.35           $4.67           N/A
    End of period                          $6.34           $5.69           $5.34           $5.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -              531             187            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(669)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(922)

  Accumulation unit value:
    Beginning of period                    $8.50           $8.32           $8.09            N/A            N/A
    End of period                          $9.15           $8.50           $8.32            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(922)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.87          $12.09           N/A            N/A
    End of period                          $12.30          $12.77          $11.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,068            687             668             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(922)

  Accumulation unit value:
    Beginning of period                    $8.03           $7.80           $7.58            N/A            N/A
    End of period                          $7.76           $8.03           $7.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(922)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(558)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.40          $11.85         $11.07           N/A
    End of period                          $14.58          $13.78          $12.40         $11.85           N/A
  Accumulation units outstanding
  at the end of period                     3,076           3,288           14,189         14,189           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1098)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.67           N/A             N/A            N/A
    End of period                          $12.07          $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,975           2,930            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1072)

  Accumulation unit value:
    Beginning of period                    $13.10          $12.23           N/A             N/A            N/A
    End of period                          $13.85          $13.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                    $23.12          $20.89          $20.70           N/A            N/A
    End of period                          $24.19          $23.12          $20.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,195           2,804            894             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1072)

  Accumulation unit value:
    Beginning of period                    $19.82          $17.72           N/A             N/A            N/A
    End of period                          $20.80          $19.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,122           2,268            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $26.09          $23.57          $22.48           N/A            N/A
    End of period                          $27.97          $26.09          $23.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,077            786             784             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $34.22          $32.91          $29.45           N/A            N/A
    End of period                          $39.05          $34.22          $32.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                      416             318             320             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(781)

  Accumulation unit value:
    Beginning of period                    $15.05          $12.88          $12.64           N/A            N/A
    End of period                          $14.77          $15.05          $12.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,903           1,382           1,409            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.68%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(638)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.58          $11.19          $9.73           N/A
    End of period                          $10.94          $11.56          $10.58         $11.19           N/A
  Accumulation units outstanding
  at the end of period                     3,059           3,059           3,061           3,062           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(638)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(638)

  Accumulation unit value:
    Beginning of period                    $10.40          $8.24           $8.98           $8.25           N/A
    End of period                          $10.23          $10.40          $8.24           $8.98           N/A
  Accumulation units outstanding
  at the end of period                     3,604           3,605           3,607           3,608           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(638)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(638)

  Accumulation unit value:
    Beginning of period                    $16.12          $11.82          $11.01          $8.90           N/A
    End of period                          $17.43          $16.12          $11.82         $11.01           N/A
  Accumulation units outstanding
  at the end of period                     3,320           3,321           3,322           3,323           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(638)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(638)

  Accumulation unit value:
    Beginning of period                    $12.68          $12.45          $9.31           $7.58           N/A
    End of period                          $12.97          $12.68          $12.45          $9.31           N/A
  Accumulation units outstanding
  at the end of period                     3,909           3,910           3,911           3,913           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(638)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(638)

  Accumulation unit value:
    Beginning of period                    $19.46          $18.26          $17.22         $13.34           N/A
    End of period                          $16.97          $19.46          $18.26         $17.22           N/A
  Accumulation units outstanding
  at the end of period                     2,215           2,216           2,217           2,218           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(638)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.695%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(706)

  Accumulation unit value:
    Beginning of period                    $15.30          $12.82          $11.90         $11.27           N/A
    End of period                          $16.35          $15.30          $12.82         $11.90           N/A
  Accumulation units outstanding
  at the end of period                     2,557            599              53             65             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.21          $10.73         $10.55           N/A
    End of period                          $13.26          $11.77          $11.21         $10.73           N/A
  Accumulation units outstanding
  at the end of period                     2,102            524             524             524            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                    $13.08           N/A             N/A             N/A            N/A
    End of period                          $12.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,805            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $17.30          $16.93          $15.49         $15.76           N/A
    End of period                          $18.72          $17.30          $16.93         $15.49           N/A
  Accumulation units outstanding
  at the end of period                       -              720             720             351            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $24.26           N/A             N/A             N/A            N/A
    End of period                          $26.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,134            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(937)

  Accumulation unit value:
    Beginning of period                    $23.92          $23.49          $22.13           N/A            N/A
    End of period                          $25.54          $23.92          $23.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      304             264             264             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.50           N/A             N/A             N/A            N/A
    End of period                          $13.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,716           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.05           N/A             N/A             N/A            N/A
    End of period                          $10.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      933             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(552)

  Accumulation unit value:
    Beginning of period                    $16.99          $15.54          $15.44         $15.25           N/A
    End of period                          $16.63          $16.99          $15.54         $15.44           N/A
  Accumulation units outstanding
  at the end of period                      725             725             725             725            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(396)

  Accumulation unit value:
    Beginning of period                    $20.51          $17.54          $17.58         $15.20          $14.09
    End of period                          $22.38          $20.51          $17.54         $17.58          $15.20
  Accumulation units outstanding
  at the end of period                     2,000            707             358             360            361

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(396)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,928           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.54           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      531             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.89           N/A             N/A             N/A            N/A
    End of period                          $10.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,274            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,180            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                    $12.41          $10.83          $10.22           N/A            N/A
    End of period                          $11.34          $12.41          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,325            572             572             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(552)

  Accumulation unit value:
    Beginning of period                    $16.74          $16.43          $16.44         $15.85           N/A
    End of period                          $17.43          $16.74          $16.43         $16.44           N/A
  Accumulation units outstanding
  at the end of period                     2,525           15,651          1,743            558            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.66           N/A             N/A             N/A            N/A
    End of period                          $12.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      743             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1156)

  Accumulation unit value:
    Beginning of period                    $10.13          $10.06           N/A             N/A            N/A
    End of period                          $10.33          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,177          13,076           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1156)

  Accumulation unit value:
    Beginning of period                    $14.20          $12.68           N/A             N/A            N/A
    End of period                          $15.48          $14.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,390            287             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(552)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.70          $13.75         $13.62           N/A
    End of period                          $14.26          $13.77          $13.70         $13.75           N/A
  Accumulation units outstanding
  at the end of period                     1,391           1,382           1,227            244            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.77           N/A             N/A             N/A            N/A
    End of period                          $13.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,713           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(552)

  Accumulation unit value:
    Beginning of period                    $18.64          $16.72          $15.78         $14.12           N/A
    End of period                          $17.67          $18.64          $16.72         $15.78           N/A
  Accumulation units outstanding
  at the end of period                     1,463           1,472            644             284            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(706)

  Accumulation unit value:
    Beginning of period                    $15.50          $13.64          $13.39         $12.82           N/A
    End of period                          $14.06          $15.50          $13.64         $13.39           N/A
  Accumulation units outstanding
  at the end of period                      539             549              46             57             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(542)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.57          $11.19          $9.38           N/A
    End of period                          $10.92          $11.55          $10.57         $11.19           N/A
  Accumulation units outstanding
  at the end of period                     5,343           7,623           7,784           7,163           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(542)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(822)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.60          $10.69           N/A            N/A
    End of period                          $11.08          $10.70          $10.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                    245,252           759             458             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(593)

  Accumulation unit value:
    Beginning of period                    $5.54           $4.18           $4.25           $3.76           N/A
    End of period                          $5.62           $5.54           $4.18           $4.25           N/A
  Accumulation units outstanding
  at the end of period                     1,770           1,290           1,290           1,290           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(593)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.66           $10.17          $9.40           N/A
    End of period                          $9.57           $10.67          $9.66          $10.17           N/A
  Accumulation units outstanding
  at the end of period                      993             993             545             545            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(542)

  Accumulation unit value:
    Beginning of period                    $10.39          $8.24           $8.97           $8.54           N/A
    End of period                          $10.21          $10.39          $8.24           $8.97           N/A
  Accumulation units outstanding
  at the end of period                     10,648          14,698          10,839          8,564           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(542)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.18           N/A             N/A            N/A
    End of period                          $10.24          $11.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,407          1,160            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(593)

  Accumulation unit value:
    Beginning of period                    $13.52          $11.70          $11.32         $10.32           N/A
    End of period                          $10.87          $13.52          $11.70         $11.32           N/A
  Accumulation units outstanding
  at the end of period                     29,873           480             480             480            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(542)

  Accumulation unit value:
    Beginning of period                    $16.10          $11.80          $11.00          $9.26           N/A
    End of period                          $17.41          $16.10          $11.80         $11.00           N/A
  Accumulation units outstanding
  at the end of period                     40,473          8,093           7,965           8,083           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(542)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(593)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.54          $10.06         $10.27           N/A
    End of period                          $11.42          $10.91          $10.54         $10.06           N/A
  Accumulation units outstanding
  at the end of period                     8,485            560             575             590            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1376)

  Accumulation unit value:
    Beginning of period                    $9.73            N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,584            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1376)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(593)

  Accumulation unit value:
    Beginning of period                    $17.65          $14.44          $13.09         $11.37           N/A
    End of period                          $18.96          $17.65          $14.44         $13.09           N/A
  Accumulation units outstanding
  at the end of period                     81,106          1,442            810             438            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(822)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.72          $10.63           N/A            N/A
    End of period                          $13.38          $13.55          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                    184,249          31,092          2,818            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(731)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.41          $10.80         $10.87           N/A
    End of period                          $12.30          $10.61          $10.41         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     4,901           1,614           1,251            927            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(731)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(593)

  Accumulation unit value:
    Beginning of period                    $25.44          $21.63          $16.25         $13.29           N/A
    End of period                          $33.50          $25.44          $21.63         $16.25           N/A
  Accumulation units outstanding
  at the end of period                     5,707           3,707            343             343            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(542)

  Accumulation unit value:
    Beginning of period                    $12.67          $12.43          $9.31           $7.96           N/A
    End of period                          $12.95          $12.67          $12.43          $9.31           N/A
  Accumulation units outstanding
  at the end of period                     10,576          10,232          7,225           7,964           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(542)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(593)

  Accumulation unit value:
    Beginning of period                    $14.41          $13.50          $12.38         $11.20           N/A
    End of period                          $15.07          $14.41          $13.50         $12.38           N/A
  Accumulation units outstanding
  at the end of period                     85,894          1,496            834             450            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(687)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.28          $10.12          $9.24           N/A
    End of period                          $11.76          $11.52          $10.28         $10.12           N/A
  Accumulation units outstanding
  at the end of period                    133,208          5,538           4,783            294            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(542)

  Accumulation unit value:
    Beginning of period                    $19.44          $18.24          $17.21         $14.73           N/A
    End of period                          $16.95          $19.44          $18.24         $17.21           N/A
  Accumulation units outstanding
  at the end of period                     2,382           5,092           4,734           4,644           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(542)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(822)

  Accumulation unit value:
    Beginning of period                    $14.72          $12.87          $11.51           N/A            N/A
    End of period                          $14.03          $14.72          $12.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     56,409          1,046            394             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(593)

  Accumulation unit value:
    Beginning of period                    $5.68           $5.33           $5.35           $5.13           N/A
    End of period                          $6.33           $5.68           $5.33           $5.35           N/A
  Accumulation units outstanding
  at the end of period                     54,629          1,028           1,028           1,028           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(731)

  Accumulation unit value:
    Beginning of period                    $14.78          $15.40          $11.40         $11.39           N/A
    End of period                          $17.19          $14.78          $15.40         $11.40           N/A
  Accumulation units outstanding
  at the end of period                    103,596          7,607            420             884            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(731)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(788)

  Accumulation unit value:
    Beginning of period                    $12.89          $11.80          $10.98           N/A            N/A
    End of period                          $13.89          $12.89          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,273            785              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(788)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(396)

  Accumulation unit value:
    Beginning of period                    $13.63          $11.97          $10.81          $9.42          $7.96
    End of period                          $14.10          $13.63          $11.97         $10.81          $9.42
  Accumulation units outstanding
  at the end of period                     6,319           2,314           1,500            969            640

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(396)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $10.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,164           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(552)

  Accumulation unit value:
    Beginning of period                    $12.83          $12.73          $12.78         $12.63           N/A
    End of period                          $13.51          $12.83          $12.73         $12.78           N/A
  Accumulation units outstanding
  at the end of period                     9,938           20,353          2,303           1,050           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.91           N/A
    End of period                           N/A             N/A             N/A           $14.20           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.85          $11.97         $11.67           N/A
    End of period                          $12.27          $12.75          $11.85         $11.97           N/A
  Accumulation units outstanding
  at the end of period                     2,986           2,215           2,134            773            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(570)

  Accumulation unit value:
    Beginning of period                    $19.66          $17.87          $17.50         $16.40           N/A
    End of period                          $18.06          $19.66          $17.87         $17.50           N/A
  Accumulation units outstanding
  at the end of period                      450              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(570)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.86           N/A
    End of period                           N/A             N/A             N/A            $9.89           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(396)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.55          $8.61
    End of period                           N/A             N/A             N/A            $9.64          $9.55
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             591

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(396)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.27          $11.62         $10.71           N/A
    End of period                          $14.67          $13.80          $12.27         $11.62           N/A
  Accumulation units outstanding
  at the end of period                     9,777           35,874          9,863          10,928           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(773)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.38          $10.22           N/A            N/A
    End of period                          $11.28          $10.90          $10.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                     65,672          19,288          4,017            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(487)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.38          $11.83         $10.90           N/A
    End of period                          $14.55          $13.75          $12.38         $11.83           N/A
  Accumulation units outstanding
  at the end of period                     34,062          8,425           8,088           2,469           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(773)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.70          $10.35           N/A            N/A
    End of period                          $12.06          $11.50          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,829          4,248           3,966            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(773)

  Accumulation unit value:
    Beginning of period                    $13.07          $11.97          $11.38           N/A            N/A
    End of period                          $13.82          $13.07          $11.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,156           5,195           4,706            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.54           N/A             N/A             N/A            N/A
    End of period                          $11.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,611            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(552)

  Accumulation unit value:
    Beginning of period                    $23.05          $20.84          $20.33         $19.35           N/A
    End of period                          $24.12          $23.05          $20.84         $20.33           N/A
  Accumulation units outstanding
  at the end of period                     5,889            920             920             773            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(980)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.80          $10.79           N/A            N/A
    End of period                          $11.20          $10.99          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,924            98              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(552)

  Accumulation unit value:
    Beginning of period                    $19.79          $16.82          $15.97         $14.88           N/A
    End of period                          $20.78          $19.79          $16.82         $15.97           N/A
  Accumulation units outstanding
  at the end of period                     2,053           1,526            743             743            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $26.02          $23.51          $22.76         $21.94           N/A
    End of period                          $27.89          $26.02          $23.51         $22.76           N/A
  Accumulation units outstanding
  at the end of period                     1,623            353             353             353            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(396)

  Accumulation unit value:
    Beginning of period                    $34.12          $32.82          $29.55         $25.72          $23.41
    End of period                          $38.93          $34.12          $32.82         $29.55          $25.72
  Accumulation units outstanding
  at the end of period                      470             196             216             217            217

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(396)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(552)

  Accumulation unit value:
    Beginning of period                    $15.02          $12.86          $12.44         $11.42           N/A
    End of period                          $14.75          $15.02          $12.86         $12.44           N/A
  Accumulation units outstanding
  at the end of period                     2,980           1,906            776             290            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(885)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.20          $10.72           N/A            N/A
    End of period                          $13.25          $11.76          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      146             163             159             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(885)

  Accumulation unit value:
    Beginning of period                    $15.26          $11.49          $11.39           N/A            N/A
    End of period                          $12.62          $15.26          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,518           6,623           2,195            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(709)

  Accumulation unit value:
    Beginning of period                    $13.46          $12.08          $11.45         $10.94           N/A
    End of period                          $14.59          $13.46          $12.08         $11.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(800)

  Accumulation unit value:
    Beginning of period                    $17.29          $16.92          $14.98           N/A            N/A
    End of period                          $18.71          $17.29          $16.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,643           1,586            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(842)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.28          $9.62            N/A            N/A
    End of period                          $11.65          $11.09          $10.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,127           4,641           4,769            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,470            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(885)

  Accumulation unit value:
    Beginning of period                    $16.98          $15.53          $15.32           N/A            N/A
    End of period                          $16.62          $16.98          $15.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                      285             301             303             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(800)

  Accumulation unit value:
    Beginning of period                    $20.50          $17.54          $16.61           N/A            N/A
    End of period                          $22.36          $20.50          $17.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                      253              84             275             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,468            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.86           N/A             N/A             N/A            N/A
    End of period                          $10.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,258            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                    $12.41          $10.83          $10.86           N/A            N/A
    End of period                          $11.34          $12.41          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,603           1,262            916             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(724)

  Accumulation unit value:
    Beginning of period                    $16.73          $16.42          $16.43         $16.39           N/A
    End of period                          $17.42          $16.73          $16.42         $16.43           N/A
  Accumulation units outstanding
  at the end of period                     3,637           10,301          3,078            156            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(881)

  Accumulation unit value:
    Beginning of period                    $12.60          $11.19          $11.16           N/A            N/A
    End of period                          $12.61          $12.60          $11.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,428           1,251            902             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(881)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.31           N/A             N/A             N/A            N/A
    End of period                          $10.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,470            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(800)

  Accumulation unit value:
    Beginning of period                    $14.20          $11.05          $9.41            N/A            N/A
    End of period                          $15.47          $14.20          $11.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,733          11,461          10,936           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(800)

  Accumulation unit value:
    Beginning of period                    $20.89          $19.15          $17.43           N/A            N/A
    End of period                          $21.95          $20.89          $19.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                      157             513             675             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(553)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.70          $13.75         $13.62           N/A
    End of period                          $14.25          $13.77          $13.70         $13.75           N/A
  Accumulation units outstanding
  at the end of period                     1,392           1,273           2,381             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.67           N/A             N/A             N/A            N/A
    End of period                          $13.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,589            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(553)

  Accumulation unit value:
    Beginning of period                    $18.63          $16.71          $15.78         $14.10           N/A
    End of period                          $17.66          $18.63          $16.71         $15.78           N/A
  Accumulation units outstanding
  at the end of period                     1,398           3,036           2,389             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(553)

  Accumulation unit value:
    Beginning of period                    $15.51          $13.64          $13.39         $12.55           N/A
    End of period                          $14.07          $15.51          $13.64         $13.39           N/A
  Accumulation units outstanding
  at the end of period                      195            2,385           3,975             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(705)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.56          $11.18         $10.72           N/A
    End of period                          $10.91          $11.54          $10.56         $11.18           N/A
  Accumulation units outstanding
  at the end of period                     23,965          31,586          28,529          1,865           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(710)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.60          $10.69         $10.69           N/A
    End of period                          $11.08          $10.70          $10.60         $10.69           N/A
  Accumulation units outstanding
  at the end of period                     14,738          13,790          13,956            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1028)

  Accumulation unit value:
    Beginning of period                    $5.53           $4.61            N/A             N/A            N/A
    End of period                          $5.62           $5.53            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,718            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1028)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(553)

  Accumulation unit value:
    Beginning of period                    $10.38          $8.23           $8.97           $8.85           N/A
    End of period                          $10.21          $10.38          $8.23           $8.97           N/A
  Accumulation units outstanding
  at the end of period                     22,848          29,112          27,765          2,328           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.09           N/A             N/A            N/A
    End of period                          $10.24          $11.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,302           14,793           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(701)

  Accumulation unit value:
    Beginning of period                    $8.93           $7.85           $7.74           $7.44           N/A
    End of period                          $9.02           $8.93           $7.85           $7.74           N/A
  Accumulation units outstanding
  at the end of period                     4,279           4,603           4,468           3,348           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(859)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $10.98           N/A            N/A
    End of period                          $10.86          $13.50          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,026           1,562           1,637            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(705)

  Accumulation unit value:
    Beginning of period                    $16.09          $11.80          $11.00         $10.54           N/A
    End of period                          $17.40          $16.09          $11.80         $11.00           N/A
  Accumulation units outstanding
  at the end of period                     27,964          38,514          27,731          1,897           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(859)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.54          $10.44           N/A            N/A
    End of period                          $11.41          $10.90          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,093           2,081           1,814            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $17.64          $14.43          $13.09         $12.39           N/A
    End of period                          $18.95          $17.64          $14.43         $13.09           N/A
  Accumulation units outstanding
  at the end of period                     12,534          16,846          13,556            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.71          $10.88          $9.88           N/A
    End of period                          $13.38          $13.55          $11.71         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    116,528         138,020         161,485          3,801           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.64          $9.18            N/A             N/A            N/A
    End of period                          $11.76          $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,902           1,745            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(807)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.41          $9.49            N/A            N/A
    End of period                          $12.30          $10.61          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,364           3,722           10,428           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(807)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(804)

  Accumulation unit value:
    Beginning of period                    $25.42          $21.62          $18.94           N/A            N/A
    End of period                          $33.47          $25.42          $21.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,976           2,552           3,662            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(804)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(705)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.43          $9.30           $8.99           N/A
    End of period                          $12.94          $12.66          $12.43          $9.30           N/A
  Accumulation units outstanding
  at the end of period                     17,063          18,830          23,131          2,226           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $14.41          $13.49          $12.38         $11.82           N/A
    End of period                          $15.06          $14.41          $13.49         $12.38           N/A
  Accumulation units outstanding
  at the end of period                     9,087           10,114          10,915            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(553)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.28          $10.12          $9.64           N/A
    End of period                          $11.75          $11.51          $10.28         $10.12           N/A
  Accumulation units outstanding
  at the end of period                     22,772          25,179          15,404            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(705)

  Accumulation unit value:
    Beginning of period                    $19.43          $18.23          $17.20         $16.18           N/A
    End of period                          $16.93          $19.43          $18.23         $17.20           N/A
  Accumulation units outstanding
  at the end of period                     13,059          15,257          11,662          1,236           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                    $14.72          $12.87          $12.68         $12.13           N/A
    End of period                          $14.02          $14.72          $12.87         $12.68           N/A
  Accumulation units outstanding
  at the end of period                     7,162           9,105           9,964             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(742)

  Accumulation unit value:
    Beginning of period                    $14.78          $15.40          $11.13           N/A            N/A
    End of period                          $17.19          $14.78          $15.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,447          21,123          23,221           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $12.89          $11.80          $11.05         $10.52           N/A
    End of period                          $13.89          $12.89          $11.80         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     27,012          30,773          48,620         14,746           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(553)

  Accumulation unit value:
    Beginning of period                    $13.63          $11.97          $10.81         $10.00           N/A
    End of period                          $14.10          $13.63          $11.97         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     2,908           2,964           1,422             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(553)

  Accumulation unit value:
    Beginning of period                    $12.82          $12.73          $12.78         $12.64           N/A
    End of period                          $13.51          $12.82          $12.73         $12.78           N/A
  Accumulation units outstanding
  at the end of period                     11,580          8,193           7,251           2,936           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.93           N/A
    End of period                           N/A             N/A             N/A           $14.19           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(800)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.84          $11.64           N/A            N/A
    End of period                          $12.26          $12.74          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,374           4,109           3,612            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(695)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.26          $11.61         $10.74           N/A
    End of period                          $14.66          $13.80          $12.26         $11.61           N/A
  Accumulation units outstanding
  at the end of period                     26,930          25,764          27,018          2,834           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(690)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.38          $10.28          $9.93           N/A
    End of period                          $11.28          $10.90          $10.38         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     9,983           40,431          39,148         11,091           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(752)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.37          $11.34           N/A            N/A
    End of period                          $14.54          $13.74          $12.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,024          26,437          26,539           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(752)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(710)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.70          $10.47         $10.25           N/A
    End of period                          $12.06          $11.50          $10.70         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     17,584          30,044          35,203          4,739           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                    $13.06          $11.96          $11.55         $11.09           N/A
    End of period                          $13.81          $13.06          $11.96         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     28,840          95,171         111,308         19,786           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(923)

  Accumulation unit value:
    Beginning of period                    $23.04          $20.82          $20.64           N/A            N/A
    End of period                          $24.10          $23.04          $20.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                      920             942             943             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(923)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(788)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.79          $10.77           N/A            N/A
    End of period                          $11.19          $10.98          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,440            556             535             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(788)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(885)

  Accumulation unit value:
    Beginning of period                    $19.79          $16.81          $16.61           N/A            N/A
    End of period                          $20.77          $19.79          $16.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,783           3,624            173             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(553)

  Accumulation unit value:
    Beginning of period                    $26.01          $23.50          $22.75         $21.82           N/A
    End of period                          $27.87          $26.01          $23.50         $22.75           N/A
  Accumulation units outstanding
  at the end of period                     1,802           1,113            859              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(553)

  Accumulation unit value:
    Beginning of period                    $34.10          $32.80          $29.53         $26.99           N/A
    End of period                          $38.90          $34.10          $32.80         $29.53           N/A
  Accumulation units outstanding
  at the end of period                      227             105             206              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(553)

  Accumulation unit value:
    Beginning of period                    $15.02          $12.85          $12.44         $11.36           N/A
    End of period                          $14.74          $15.02          $12.85         $12.44           N/A
  Accumulation units outstanding
  at the end of period                     1,740           1,158           1,151             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.71%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(589)

  Accumulation unit value:
    Beginning of period                    $15.27          $12.80          $11.88         $10.39           N/A
    End of period                          $16.32          $15.27          $12.80         $11.88           N/A
  Accumulation units outstanding
  at the end of period                     7,771           5,221           6,159           1,500           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.20          $10.73          $9.91           N/A
    End of period                          $13.24          $11.76          $11.20         $10.73           N/A
  Accumulation units outstanding
  at the end of period                     12,861          10,711          11,729         12,502           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                    $15.25          $11.49          $10.17           N/A            N/A
    End of period                          $12.62          $15.25          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,733          59,219          57,729           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                    $13.46          $12.08          $11.44         $10.27           N/A
    End of period                          $14.58          $13.46          $12.08         $11.44           N/A
  Accumulation units outstanding
  at the end of period                     1,527           1,642           1,541            960            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(618)

  Accumulation unit value:
    Beginning of period                    $17.27          $16.91          $15.47         $14.47           N/A
    End of period                          $18.68          $17.27          $16.91         $15.47           N/A
  Accumulation units outstanding
  at the end of period                       -              852            1,173           1,200           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.08           $8.74           N/A
    End of period                           N/A             N/A            $8.22           $9.08           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             4,080           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(583)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.28          $9.59           $8.68           N/A
    End of period                          $11.64          $11.08          $10.28          $9.59           N/A
  Accumulation units outstanding
  at the end of period                     25,991          16,658          18,362          5,475           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(617)

  Accumulation unit value:
    Beginning of period                    $22.38          $20.29          $20.46         $18.54           N/A
    End of period                          $26.27          $22.38          $20.29         $20.46           N/A
  Accumulation units outstanding
  at the end of period                     1,559           1,620           3,790           2,199           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(617)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      147             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(631)

  Accumulation unit value:
    Beginning of period                    $23.88          $23.46          $23.02         $20.77           N/A
    End of period                          $25.50          $23.88          $23.46         $23.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -              324             325            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,390           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.86           N/A             N/A             N/A            N/A
    End of period                          $10.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      141             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(618)

  Accumulation unit value:
    Beginning of period                    $16.96          $15.51          $15.42         $14.13           N/A
    End of period                          $16.60          $16.96          $15.51         $15.42           N/A
  Accumulation units outstanding
  at the end of period                     4,630           3,475           1,426           3,918           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(606)

  Accumulation unit value:
    Beginning of period                    $20.48          $17.52          $17.56         $15.80           N/A
    End of period                          $22.34          $20.48          $17.52         $17.56           N/A
  Accumulation units outstanding
  at the end of period                     5,823           4,612           4,178           6,323           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,327           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,864            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.78          $9.92            N/A             N/A            N/A
    End of period                          $10.69          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,960          3,656            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,128            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.41          $10.83          $10.27           N/A            N/A
    End of period                          $11.34          $12.41          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,605           4,394           5,505            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(432)

  Accumulation unit value:
    Beginning of period                    $16.71          $16.40          $16.42         $15.78          $15.48
    End of period                          $17.40          $16.71          $16.40         $16.42          $15.78
  Accumulation units outstanding
  at the end of period                     6,934           5,942           6,795           1,569            87

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.60          $11.19          $10.33           N/A            N/A
    End of period                          $12.61          $12.60          $11.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,108           2,065           2,329            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.98            N/A             N/A            N/A
    End of period                          $10.33          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(583)

  Accumulation unit value:
    Beginning of period                    $14.19          $11.04          $9.57           $7.89           N/A
    End of period                          $15.46          $14.19          $11.04          $9.57           N/A
  Accumulation units outstanding
  at the end of period                     32,396          30,821          33,890         24,859           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $20.87          $19.13          $18.52         $16.33           N/A
    End of period                          $21.92          $20.87          $19.13         $18.52           N/A
  Accumulation units outstanding
  at the end of period                     4,347           3,336           6,181            954            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(589)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.68          $13.73         $13.32           N/A
    End of period                          $14.24          $13.75          $13.68         $13.73           N/A
  Accumulation units outstanding
  at the end of period                     5,808           5,619           80,009          8,274           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.12           N/A             N/A            N/A
    End of period                          $13.85          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,071          2,144            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(589)

  Accumulation unit value:
    Beginning of period                    $18.62          $16.70          $15.77         $13.87           N/A
    End of period                          $17.65          $18.62          $16.70         $15.77           N/A
  Accumulation units outstanding
  at the end of period                     12,660          12,597          8,796           6,744           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(589)

  Accumulation unit value:
    Beginning of period                    $15.49          $13.63          $13.38         $12.05           N/A
    End of period                          $14.05          $15.49          $13.63         $13.38           N/A
  Accumulation units outstanding
  at the end of period                     8,562           9,860           13,462          5,901           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $9.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,909            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(432)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.56          $11.18          $9.42          $8.41
    End of period                          $10.91          $11.54          $10.56         $11.18          $9.42
  Accumulation units outstanding
  at the end of period                    124,462         157,339         158,843         65,387          3,617

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(584)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.60          $10.69         $10.36           N/A
    End of period                          $11.07          $10.69          $10.60         $10.69           N/A
  Accumulation units outstanding
  at the end of period                    113,990          93,048         100,752         29,652           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(614)

  Accumulation unit value:
    Beginning of period                    $5.53           $4.18           $4.25           $3.75           N/A
    End of period                          $5.61           $5.53           $4.18           $4.25           N/A
  Accumulation units outstanding
  at the end of period                     22,377          3,257           12,840          2,643           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(620)

  Accumulation unit value:
    Beginning of period                    $10.66          $9.65           $10.16          $8.96           N/A
    End of period                          $9.55           $10.66          $9.65          $10.16           N/A
  Accumulation units outstanding
  at the end of period                     1,531           1,019           1,000           1,044           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(432)

  Accumulation unit value:
    Beginning of period                    $10.38          $8.23           $8.96           $8.95          $8.05
    End of period                          $10.20          $10.38          $8.23           $8.96          $8.95
  Accumulation units outstanding
  at the end of period                    145,874         189,927         222,527         96,579          3,822

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.02           N/A             N/A            N/A
    End of period                          $10.23          $11.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,142          20,118           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                    $8.92           $7.85           $7.73           $7.00           N/A
    End of period                          $9.01           $8.92           $7.85           $7.73           N/A
  Accumulation units outstanding
  at the end of period                     4,816           6,075           8,639          24,331           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $11.31         $10.02           N/A
    End of period                          $10.86          $13.50          $11.69         $11.31           N/A
  Accumulation units outstanding
  at the end of period                     5,862           5,519           8,514           9,381           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(432)

  Accumulation unit value:
    Beginning of period                    $16.08          $11.79          $11.00          $8.82          $8.73
    End of period                          $17.39          $16.08          $11.79         $11.00          $8.82
  Accumulation units outstanding
  at the end of period                    121,620         164,760         171,207         68,655          3,769

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.53          $10.06          $9.98           N/A
    End of period                          $11.40          $10.90          $10.53         $10.06           N/A
  Accumulation units outstanding
  at the end of period                     14,607          14,974          17,993          7,845           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(432)

  Accumulation unit value:
    Beginning of period                    $17.64          $14.43          $13.08         $11.25          $10.36
    End of period                          $18.95          $17.64          $14.43         $13.08          $11.25
  Accumulation units outstanding
  at the end of period                     77,479          92,863         113,587         34,891           130

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.71          $10.88          $9.77           N/A
    End of period                          $13.37          $13.55          $11.71         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    407,467         537,108         488,733         25,848           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.64          $9.35            N/A             N/A            N/A
    End of period                          $11.76          $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,892          1,461            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(721)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.40          $10.80         $10.75           N/A
    End of period                          $12.29          $10.61          $10.40         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     4,362           13,119          14,067          1,303           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $11.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,809            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(614)

  Accumulation unit value:
    Beginning of period                    $25.41          $21.61          $16.23         $14.30           N/A
    End of period                          $33.46          $25.41          $21.61         $16.23           N/A
  Accumulation units outstanding
  at the end of period                     31,499          19,456          24,634          6,278           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(432)

  Accumulation unit value:
    Beginning of period                    $12.65          $12.42          $9.30           $8.12          $7.46
    End of period                          $12.93          $12.65          $12.42          $9.30          $8.12
  Accumulation units outstanding
  at the end of period                    117,385         151,248         166,565         76,438          4,127

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1129)

  Accumulation unit value:
    Beginning of period                    $10.12          $9.46            N/A             N/A            N/A
    End of period                          $10.59          $10.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,746           1,746            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(432)

  Accumulation unit value:
    Beginning of period                    $14.40          $13.49          $12.37         $10.98          $10.44
    End of period                          $15.06          $14.40          $13.49         $12.37          $10.98
  Accumulation units outstanding
  at the end of period                     71,100         103,739         124,360         50,195           129

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(432)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.27          $10.11          $9.44          $8.94
    End of period                          $11.75          $11.51          $10.27         $10.11          $9.44
  Accumulation units outstanding
  at the end of period                    106,576         142,250         168,135         73,533           151

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $8.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,228            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(432)

  Accumulation unit value:
    Beginning of period                    $19.42          $18.23          $17.19         $15.69          $15.01
    End of period                          $16.93          $19.42          $18.23         $17.19          $15.69
  Accumulation units outstanding
  at the end of period                     71,906          87,214          88,731         38,642          2,034

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(432)

  Accumulation unit value:
    Beginning of period                    $14.71          $12.86          $12.68         $11.10          $10.65
    End of period                          $14.01          $14.71          $12.86         $12.68          $11.10
  Accumulation units outstanding
  at the end of period                     66,716         104,239         120,300         38,348           127

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(598)

  Accumulation unit value:
    Beginning of period                    $5.67           $5.33           $5.34           $5.16           N/A
    End of period                          $6.32           $5.67           $5.33           $5.34           N/A
  Accumulation units outstanding
  at the end of period                     15,778          14,898          23,611         26,015           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(721)

  Accumulation unit value:
    Beginning of period                    $14.78          $15.39          $11.40         $10.85           N/A
    End of period                          $17.18          $14.78          $15.39         $11.40           N/A
  Accumulation units outstanding
  at the end of period                     69,669         110,513          88,393          1,291           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                    $12.88          $11.80          $11.04          $9.80           N/A
    End of period                          $13.89          $12.88          $11.80         $11.04           N/A
  Accumulation units outstanding
  at the end of period                     65,650          99,198          86,794          9,997           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(605)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.96          $10.80          $9.50           N/A
    End of period                          $14.09          $13.62          $11.96         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     22,561          22,420          21,507          4,167           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(639)

  Accumulation unit value:
    Beginning of period                    $8.48           $8.31           $7.82           $6.84           N/A
    End of period                          $9.13           $8.48           $8.31           $7.82           N/A
  Accumulation units outstanding
  at the end of period                       -             7,358           3,371           5,345           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(639)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      782             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(583)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.72          $12.77         $12.34           N/A
    End of period                          $13.49          $12.81          $12.72         $12.77           N/A
  Accumulation units outstanding
  at the end of period                     60,700          63,274          52,585         10,478           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(665)

  Accumulation unit value:
    Beginning of period                    $20.86          $18.84          $17.80         $16.12           N/A
    End of period                          $18.83          $20.86          $18.84         $17.80           N/A
  Accumulation units outstanding
  at the end of period                     1,507           2,321           2,569           2,321           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.69           N/A
    End of period                           N/A             N/A             N/A           $14.18           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.84          $11.96         $11.66           N/A
    End of period                          $12.26          $12.74          $11.84         $11.96           N/A
  Accumulation units outstanding
  at the end of period                     12,389          14,919          21,429          8,625           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(659)

  Accumulation unit value:
    Beginning of period                    $19.63          $17.84          $17.47         $16.36           N/A
    End of period                          $18.03          $19.63          $17.84         $17.47           N/A
  Accumulation units outstanding
  at the end of period                     3,175           2,151           2,267            505            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(659)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                    $8.01           $7.78           $7.13           $6.36           N/A
    End of period                          $7.73           $8.01           $7.78           $7.13           N/A
  Accumulation units outstanding
  at the end of period                       -             3,471           6,750           5,002           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,693            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,010            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13           N/A
    End of period                           N/A             N/A             N/A           $10.11           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(645)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.45           N/A
    End of period                           N/A             N/A             N/A            $9.83           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(645)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.65           N/A
    End of period                           N/A             N/A             N/A           $10.01           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $10.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      529             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.72            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,715            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.89           N/A
    End of period                           N/A             N/A             N/A            $9.88           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(627)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.25           N/A
    End of period                           N/A             N/A             N/A            $9.63           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(627)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,063            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $13.79          $12.26          $11.61         $10.98           N/A
    End of period                          $14.65          $13.79          $12.26         $11.61           N/A
  Accumulation units outstanding
  at the end of period                     17,927          51,557          42,607         46,728           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.38          $10.28         $10.03           N/A
    End of period                          $11.27          $10.90          $10.38         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     63,309          46,527          57,546          9,130           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(480)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.36          $11.82         $10.90          $10.77
    End of period                          $14.53          $13.73          $12.36         $11.82          $10.90
  Accumulation units outstanding
  at the end of period                     52,651          99,879         103,581         37,521            97

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(709)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.70          $10.47         $10.23           N/A
    End of period                          $12.05          $11.50          $10.70         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     44,543          46,344          44,399          6,874           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(568)

  Accumulation unit value:
    Beginning of period                    $13.05          $11.95          $11.54         $10.76           N/A
    End of period                          $13.80          $13.05          $11.95         $11.54           N/A
  Accumulation units outstanding
  at the end of period                    157,203         227,693         244,954         132,009          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1167)

  Accumulation unit value:
    Beginning of period                    $10.47          $10.18           N/A             N/A            N/A
    End of period                          $10.89          $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1167)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,002            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.97           N/A
    End of period                           N/A             N/A             N/A           $10.35           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                    $23.01          $20.80          $20.30         $19.00           N/A
    End of period                          $24.07          $23.01          $20.80         $20.30           N/A
  Accumulation units outstanding
  at the end of period                     16,175          19,226          19,912         14,073           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(674)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.78          $10.78         $10.82           N/A
    End of period                          $11.18          $10.97          $10.78         $10.78           N/A
  Accumulation units outstanding
  at the end of period                    103,444         309,711          4,994             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(614)

  Accumulation unit value:
    Beginning of period                    $19.78          $16.81          $15.97         $14.39           N/A
    End of period                          $20.76          $19.78          $16.81         $15.97           N/A
  Accumulation units outstanding
  at the end of period                     7,027           5,807           9,393           2,208           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(584)

  Accumulation unit value:
    Beginning of period                    $25.97          $23.47          $22.73         $20.67           N/A
    End of period                          $27.83          $25.97          $23.47         $22.73           N/A
  Accumulation units outstanding
  at the end of period                     22,735          18,380          17,842         14,290           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(584)

  Accumulation unit value:
    Beginning of period                    $34.06          $32.77          $29.51         $25.62           N/A
    End of period                          $38.85          $34.06          $32.77         $29.51           N/A
  Accumulation units outstanding
  at the end of period                     8,698           7,703           7,333           4,557           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(584)

  Accumulation unit value:
    Beginning of period                    $15.01          $12.85          $12.43         $10.93           N/A
    End of period                          $14.73          $15.01          $12.85         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     24,173          22,832          31,958         17,480           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.72%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(609)

  Accumulation unit value:
    Beginning of period                    $13.72          $12.35          $11.81         $11.02           N/A
    End of period                          $14.51          $13.72          $12.35         $11.81           N/A
  Accumulation units outstanding
  at the end of period                     5,722           5,722           5,722           5,722           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.735%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1349)

  Accumulation unit value:
    Beginning of period                    $14.65           N/A             N/A             N/A            N/A
    End of period                          $13.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,342           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1363)

  Accumulation unit value:
    Beginning of period                    $30.93           N/A             N/A             N/A            N/A
    End of period                          $33.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      482             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1355)

  Accumulation unit value:
    Beginning of period                    $14.08           N/A             N/A             N/A            N/A
    End of period                          $13.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,176           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.745%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(315)

  Accumulation unit value:
    Beginning of period                    $15.21          $12.75          $11.84         $10.46          $8.16
    End of period                          $16.25          $15.21          $12.75         $11.84          $10.46
  Accumulation units outstanding
  at the end of period                      512             787             868             446            487

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $11.74          $11.18          $10.72         $10.02          $8.07
    End of period                          $13.21          $11.74          $11.18         $10.72          $10.02
  Accumulation units outstanding
  at the end of period                     1,104           1,711           1,990           2,422          2,528

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.39           N/A
    End of period                           N/A             N/A             N/A            $8.92           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.25          $11.49          $10.73           N/A            N/A
    End of period                          $12.60          $15.25          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       14            3,316           2,812            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $13.43          $12.06          $11.43         $11.00          $7.93
    End of period                          $14.55          $13.43          $12.06         $11.43          $11.00
  Accumulation units outstanding
  at the end of period                      681             725             538             552            529

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(526)

  Accumulation unit value:
    Beginning of period                    $17.20          $16.85          $15.42         $15.64           N/A
    End of period                          $18.61          $17.20          $16.85         $15.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              84             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(310)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.06           $8.76          $7.44
    End of period                           N/A             N/A            $8.20           $9.06          $8.76
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             2,559          1,767

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $27.05           N/A             N/A             N/A            N/A
    End of period                          $26.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,688            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(315)

  Accumulation unit value:
    Beginning of period                    $23.78          $23.36          $22.94         $21.11          $16.93
    End of period                          $25.38          $23.78          $23.36         $22.94          $21.11
  Accumulation units outstanding
  at the end of period                      308             332             221             226            236

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.33           N/A             N/A             N/A            N/A
    End of period                          $13.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,544            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(423)

  Accumulation unit value:
    Beginning of period                    $16.90          $15.46          $15.37         $14.86          $13.74
    End of period                          $16.54          $16.90          $15.46         $15.37          $14.86
  Accumulation units outstanding
  at the end of period                     3,311           3,161           1,896           2,696           729

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(423)

  Accumulation unit value:
    Beginning of period                    $20.40          $17.46          $17.51         $15.15          $14.24
    End of period                          $22.25          $20.40          $17.46         $17.51          $15.15
  Accumulation units outstanding
  at the end of period                     2,563           2,794           1,815           1,664           689

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,493            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(963)

  Accumulation unit value:
    Beginning of period                    $12.41          $10.83          $10.91           N/A            N/A
    End of period                          $11.33          $12.41          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              154             275             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(963)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(526)

  Accumulation unit value:
    Beginning of period                    $16.64          $16.34          $16.36         $15.85           N/A
    End of period                          $17.32          $16.64          $16.34         $16.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              741            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(894)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.18          $10.90           N/A            N/A
    End of period                          $12.59          $12.59          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,239           2,228            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(894)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1114)

  Accumulation unit value:
    Beginning of period                    $10.12          $9.98            N/A             N/A            N/A
    End of period                          $10.32          $10.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,027            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1114)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(310)

  Accumulation unit value:
    Beginning of period                    $14.14          $11.01          $9.55           $8.01          $5.67
    End of period                          $15.41          $14.14          $11.01          $9.55          $8.01
  Accumulation units outstanding
  at the end of period                      185            3,462           3,630           6,316           108

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $22.14           N/A             N/A             N/A            N/A
    End of period                          $21.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,808            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.27           N/A             N/A             N/A            N/A
    End of period                          $13.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,761            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(310)

  Accumulation unit value:
    Beginning of period                    $18.56          $16.65          $15.73         $12.96          $10.06
    End of period                          $17.59          $18.56          $16.65         $15.73          $12.96
  Accumulation units outstanding
  at the end of period                      804             899             878            2,551          2,568

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(310)

  Accumulation unit value:
    Beginning of period                    $15.45          $13.59          $13.35         $11.89          $8.59
    End of period                          $14.00          $15.45          $13.59         $13.35          $11.89
  Accumulation units outstanding
  at the end of period                      814             803             790            6,503          1,538

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(287)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.54          $11.16          $9.41          6.48.
    End of period                          $10.88          $11.51          $10.54         $11.16          $9.41
  Accumulation units outstanding
  at the end of period                     18,596          20,049          20,786         10,433          2,471

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(287)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(557)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.58          $10.68         $10.55           N/A
    End of period                          $11.05          $10.67          $10.58         $10.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              225            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.51           $4.76            N/A             N/A            N/A
    End of period                          $5.60           $5.51            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,387            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(287)

  Accumulation unit value:
    Beginning of period                    $10.35          $8.21           $8.94           $8.94          $6.31
    End of period                          $10.17          $10.35          $8.21           $8.94          $8.94
  Accumulation units outstanding
  at the end of period                     21,635          24,170          27,522         14,307          1,366

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(287)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1114)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.49           N/A             N/A            N/A
    End of period                          $10.23          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,880           7,215            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1114)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(423)

  Accumulation unit value:
    Beginning of period                    $8.90           $7.83           $7.72           $7.13          $6.49
    End of period                          $8.98           $8.90           $7.83           $7.72          $7.13
  Accumulation units outstanding
  at the end of period                     8,471           10,601          6,030           6,453          2,163

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(597)

  Accumulation unit value:
    Beginning of period                    $13.46          $11.66          $11.29         $10.36           N/A
    End of period                          $10.82          $13.46          $11.66         $11.29           N/A
  Accumulation units outstanding
  at the end of period                     1,582           2,430           1,582           1,582           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(287)

  Accumulation unit value:
    Beginning of period                    $16.04          $11.77          $10.97          $8.80          $5.87
    End of period                          $17.34          $16.04          $11.77         $10.97          $8.80
  Accumulation units outstanding
  at the end of period                     26,407          33,998          35,071         10,528          1,475

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(287)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(597)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.51          $10.04         $10.19           N/A
    End of period                          $11.37          $10.87          $10.51         $10.04           N/A
  Accumulation units outstanding
  at the end of period                     1,674           4,768           4,394           1,674           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(487)

  Accumulation unit value:
    Beginning of period                    $17.61          $14.41          $13.07         $11.33           N/A
    End of period                          $18.91          $17.61          $14.41         $13.07           N/A
  Accumulation units outstanding
  at the end of period                      726             932             932            2,205           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                    $13.54          $11.71          $10.87         $10.53           N/A
    End of period                          $13.36          $13.54          $11.71         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     3,541           15,805          18,295         10,020           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(950)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.40          $10.56           N/A            N/A
    End of period                          $12.28          $10.60          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,686          9,255           7,108            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $25.35          $21.57          $16.20         $14.11           N/A
    End of period                          $33.36          $25.35          $21.57         $16.20           N/A
  Accumulation units outstanding
  at the end of period                     3,971           3,094           6,236           7,011           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(287)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.39          $9.28           $8.11          $6.46
    End of period                          $12.90          $12.62          $12.39          $9.28          $8.11
  Accumulation units outstanding
  at the end of period                     13,424          17,193          19,293         13,882          1,363

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(287)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(362)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.47          $12.36         $10.97          $9.40
    End of period                          $15.03          $14.37          $13.47         $12.36          $10.97
  Accumulation units outstanding
  at the end of period                     1,953           2,798            794            2,338           937

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(362)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(362)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.26          $10.10          $9.43          $8.42
    End of period                          $11.72          $11.49          $10.26         $10.10          $9.43
  Accumulation units outstanding
  at the end of period                      345             736             890            2,795          1,026

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(362)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(287)

  Accumulation unit value:
    Beginning of period                    $19.37          $18.19          $17.16         $15.66          $10.32
    End of period                          $16.87          $19.37          $18.19         $17.16          $15.66
  Accumulation units outstanding
  at the end of period                     11,958          13,855          14,233          6,347          2,923

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(287)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(362)

  Accumulation unit value:
    Beginning of period                    $14.69          $12.85          $12.67         $11.09          $9.21
    End of period                          $13.99          $14.69          $12.85         $12.67          $11.09
  Accumulation units outstanding
  at the end of period                     1,507            668             813            2,336          3,961

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(362)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(718)

  Accumulation unit value:
    Beginning of period                    $5.65           $5.31           $5.33           $5.37           N/A
    End of period                          $6.30           $5.65           $5.31           $5.33           N/A
  Accumulation units outstanding
  at the end of period                       -             1,244           4,285           1,322           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(718)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(747)

  Accumulation unit value:
    Beginning of period                    $14.77          $15.39          $11.34           N/A            N/A
    End of period                          $17.16          $14.77          $15.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,935          23,809          23,449           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(845)

  Accumulation unit value:
    Beginning of period                    $12.87          $11.80          $10.97           N/A            N/A
    End of period                          $13.87          $12.87          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(845)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $13.59          $11.94          $10.79          $9.40          $6.56
    End of period                          $14.06          $13.59          $11.94         $10.79          $9.40
  Accumulation units outstanding
  at the end of period                     2,133           2,361           1,742           1,472           682

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(315)

  Accumulation unit value:
    Beginning of period                    $8.47           $8.30           $7.81           $7.70          $6.93
    End of period                          $9.11           $8.47           $8.30           $7.81          $7.70
  Accumulation units outstanding
  at the end of period                       -              944             619             659            614

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(310)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.68          $12.74         $12.54          $12.46
    End of period                          $13.45          $12.77          $12.68         $12.74          $12.54
  Accumulation units outstanding
  at the end of period                     2,779           4,013           3,404           3,332          1,910

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(894)

  Accumulation unit value:
    Beginning of period                    $20.77          $18.77          $18.08           N/A            N/A
    End of period                          $18.74          $20.77          $18.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,535            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(894)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.88           N/A
    End of period                           N/A             N/A             N/A           $14.13           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.81          $11.93         $11.64           N/A
    End of period                          $12.21          $12.70          $11.81         $11.93           N/A
  Accumulation units outstanding
  at the end of period                     1,434           1,434           1,434           2,121           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $7.99           $7.76           $7.12           $6.17          $4.71
    End of period                          $7.71           $7.99           $7.76           $7.12          $6.17
  Accumulation units outstanding
  at the end of period                       -             5,311           3,756           4,081          3,358

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(423)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.02          $9.39
    End of period                           N/A             N/A             N/A           $10.11          $10.02
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,985

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(278)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.73          $7.25
    End of period                           N/A             N/A             N/A            $9.82          $9.73
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,621

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(278)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(287)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.52          $7.12
    End of period                           N/A             N/A             N/A            $9.61          $9.52
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,749

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(287)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.22          $11.58         $10.68           N/A
    End of period                          $14.60          $13.74          $12.22         $11.58           N/A
  Accumulation units outstanding
  at the end of period                     3,336           7,553           8,187          10,203           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.33          $11.79         $10.88          $10.40
    End of period                          $14.48          $13.69          $12.33         $11.79          $10.88
  Accumulation units outstanding
  at the end of period                     9,402           9,395           8,624           8,629          1,294

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(932)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.70          $10.33           N/A            N/A
    End of period                          $12.04          $11.49          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,683           1,686           1,689            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(932)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $13.01          $11.92          $11.51         $10.80          $10.38
    End of period                          $13.75          $13.01          $11.92         $11.51          $10.80
  Accumulation units outstanding
  at the end of period                     17,043          21,485          23,354         21,428          1,297

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(526)

  Accumulation unit value:
    Beginning of period                    $22.92          $20.73          $20.23         $19.33           N/A
    End of period                          $23.97          $22.92          $20.73         $20.23           N/A
  Accumulation units outstanding
  at the end of period                     2,875           1,726           1,726           2,470           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(472)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.74          $10.75         $10.96          $10.98
    End of period                          $11.13          $10.92          $10.74         $10.75          $10.96
  Accumulation units outstanding
  at the end of period                       -             1,485           1,388           1,383          1,208

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(362)

  Accumulation unit value:
    Beginning of period                    $19.75          $16.79          $15.95         $14.29          $12.28
    End of period                          $20.72          $19.75          $16.79         $15.95          $14.29
  Accumulation units outstanding
  at the end of period                      235             333             437             507            701

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(362)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(458)

  Accumulation unit value:
    Beginning of period                    $25.87          $23.38          $22.65         $21.19          $19.73
    End of period                          $27.71          $25.87          $23.38         $22.65          $21.19
  Accumulation units outstanding
  at the end of period                     1,529           1,530           1,351            542           1,590

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(315)

  Accumulation unit value:
    Beginning of period                    $33.92          $32.65          $29.41         $25.61          $19.64
    End of period                          $38.68          $33.92          $32.65         $29.41          $25.61
  Accumulation units outstanding
  at the end of period                      344             421             406            1,415          2,622

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(526)

  Accumulation unit value:
    Beginning of period                    $14.97          $12.82          $12.41         $11.57           N/A
    End of period                          $14.69          $14.97          $12.82         $12.41           N/A
  Accumulation units outstanding
  at the end of period                     2,459           3,136           2,628           7,129           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.75%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(634)

  Accumulation unit value:
    Beginning of period                    $15.21          $12.75          $11.84          $9.97           N/A
    End of period                          $16.24          $15.21          $12.75         $11.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              474            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.18          $10.72          $9.99           N/A
    End of period                          $13.21          $11.73          $11.18         $10.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              250            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.24          $11.49          $10.73           N/A            N/A
    End of period                          $12.60          $15.24          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      690            2,151           2,234            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(839)

  Accumulation unit value:
    Beginning of period                    $13.43          $12.06          $11.37           N/A            N/A
    End of period                          $14.55          $13.43          $12.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $17.19          $16.83          $15.41         $15.08          $13.47
    End of period                          $18.59          $17.19          $16.83         $15.41          $15.08
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(354)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.25          $9.57           $8.99          $8.56
    End of period                          $11.60          $11.04          $10.25          $9.57          $8.99
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                    $22.27          $20.21          $20.38         $17.57           N/A
    End of period                          $26.14          $22.27          $20.21         $20.38           N/A
  Accumulation units outstanding
  at the end of period                     1,675             -               -              80             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(353)

  Accumulation unit value:
    Beginning of period                    $23.76          $23.35          $22.93         $21.11          $18.92
    End of period                          $25.37          $23.76          $23.35         $22.93          $21.11
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.31           N/A             N/A             N/A            N/A
    End of period                          $13.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,615            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $10.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,589            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(839)

  Accumulation unit value:
    Beginning of period                    $16.89          $15.46          $15.10           N/A            N/A
    End of period                          $16.53          $16.89          $15.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(472)

  Accumulation unit value:
    Beginning of period                    $20.39          $17.46          $17.50         $15.14          $14.38
    End of period                          $22.24          $20.39          $17.46         $17.50          $15.14
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,021            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,088            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.78          $9.95            N/A             N/A            N/A
    End of period                          $10.68          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,322             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,795            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                    $12.40          $10.83          $10.63           N/A            N/A
    End of period                          $11.33          $12.40          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(354)

  Accumulation unit value:
    Beginning of period                    $16.63          $16.33          $16.35         $15.72          $15.57
    End of period                          $17.31          $16.63          $16.33         $16.35          $15.72
  Accumulation units outstanding
  at the end of period                      592            1,336            715              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.18          $10.81           N/A            N/A
    End of period                          $12.59          $12.59          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,872             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(628)

  Accumulation unit value:
    Beginning of period                    $14.14          $11.01          $9.54           $7.93           N/A
    End of period                          $15.40          $14.14          $11.01          $9.54           N/A
  Accumulation units outstanding
  at the end of period                      736            3,223           5,190            862            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $20.76          $19.04          $18.43         $16.07          $13.94
    End of period                          $21.80          $20.76          $19.04         $18.43          $16.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $13.69          $13.63          $13.69         $13.55          $13.76
    End of period                          $14.17          $13.69          $13.63         $13.69          $13.55
  Accumulation units outstanding
  at the end of period                     2,971            335             382             369             -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $12.87
    End of period                          $13.76
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.46           N/A             N/A             N/A            N/A
    End of period                          $13.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,159            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(354)

  Accumulation unit value:
    Beginning of period                    $18.55          $16.64          $15.72         $12.96          $11.15
    End of period                          $17.58          $18.55          $16.64         $15.72          $12.96
  Accumulation units outstanding
  at the end of period                       -               -             1,747           1,408            -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(354)

  Accumulation unit value:
    Beginning of period                    $15.44          $13.59          $13.34         $11.89          $9.66
    End of period                          $14.00          $15.44          $13.59         $13.34          $11.89
  Accumulation units outstanding
  at the end of period                       -               -               -              713             -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(405)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.53          $11.15          $9.40          $8.25
    End of period                          $10.87          $11.50          $10.53         $11.15          $9.40
  Accumulation units outstanding
  at the end of period                     3,009           3,659           4,215           3,516            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.59          $10.68         $10.60          $10.83
    End of period                          $11.05          $10.67          $10.59         $10.68          $10.60
  Accumulation units outstanding
  at the end of period                      614             595             584              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.51           $4.75            N/A             N/A            N/A
    End of period                          $5.59           $5.51            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      431            5,735            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(405)

  Accumulation unit value:
    Beginning of period                    $10.35          $8.21           $8.94           $8.94          $8.17
    End of period                          $10.17          $10.35          $8.21           $8.94          $8.94
  Accumulation units outstanding
  at the end of period                      480            4,604           5,220            304             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.42           N/A             N/A            N/A
    End of period                          $10.23          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,734            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $13.46          $11.66          $11.29         $10.04           N/A
    End of period                          $10.82          $13.46          $11.66         $11.29           N/A
  Accumulation units outstanding
  at the end of period                       -             2,807           2,440             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(574)

  Accumulation unit value:
    Beginning of period                    $16.03          $11.76          $10.97          $8.88           N/A
    End of period                          $17.33          $16.03          $11.76         $10.97           N/A
  Accumulation units outstanding
  at the end of period                     3,140           8,509           7,642           4,062           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.51          $10.03          $9.61           N/A
    End of period                          $11.37          $10.86          $10.51         $10.03           N/A
  Accumulation units outstanding
  at the end of period                     1,029             73             109             260            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(558)

  Accumulation unit value:
    Beginning of period                    $17.60          $14.40          $13.06         $11.48           N/A
    End of period                          $18.90          $17.60          $14.40         $13.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,096            113            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(784)

  Accumulation unit value:
    Beginning of period                    $13.53          $11.71          $11.05           N/A            N/A
    End of period                          $13.35          $13.53          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,734          42,890          24,639           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(885)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.40          $10.27           N/A            N/A
    End of period                          $12.28          $10.60          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $25.34          $21.56          $16.20         $14.37           N/A
    End of period                          $33.34          $25.34          $21.56         $16.20           N/A
  Accumulation units outstanding
  at the end of period                     1,911           1,451           3,808            398            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(405)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.39          $9.28           $8.10          $7.55
    End of period                          $12.89          $12.62          $12.39          $9.28          $8.10
  Accumulation units outstanding
  at the end of period                     3,569           5,333           9,043           5,068            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.11          $10.17           N/A             N/A            N/A
    End of period                          $10.58          $10.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(558)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.47          $12.36         $11.30           N/A
    End of period                          $15.02          $14.37          $13.47         $12.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              461            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.26          $10.10          $9.52           N/A
    End of period                          $11.72          $11.48          $10.26         $10.10           N/A
  Accumulation units outstanding
  at the end of period                     5,133           5,873           6,149           4,313           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(353)

  Accumulation unit value:
    Beginning of period                    $19.36          $18.18          $17.15         $15.66          $12.72
    End of period                          $16.87          $19.36          $18.18         $17.15          $15.66
  Accumulation units outstanding
  at the end of period                     2,111           2,570           2,969           2,525            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(354)

  Accumulation unit value:
    Beginning of period                    $14.68          $12.84          $12.66         $11.09          $8.85
    End of period                          $13.98          $14.68          $12.84         $12.66          $11.09
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $5.65           $5.31           $5.33           $4.74           N/A
    End of period                          $6.30           $5.65           $5.31           $5.33           N/A
  Accumulation units outstanding
  at the end of period                       -               23            2,412            127            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(789)

  Accumulation unit value:
    Beginning of period                    $14.76          $15.39          $12.32           N/A            N/A
    End of period                          $17.16          $14.76          $15.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                      989            1,002           1,696            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(813)

  Accumulation unit value:
    Beginning of period                    $12.87          $11.80          $10.59           N/A            N/A
    End of period                          $13.87          $12.87          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(813)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.93          $10.78          $9.40          $7.58
    End of period                          $14.05          $13.58          $11.93         $10.78          $9.40
  Accumulation units outstanding
  at the end of period                     2,020           4,070           4,121           1,868            -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                    $8.46           $8.71            N/A             N/A            N/A
    End of period                          $9.10           $8.46            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,648            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,158            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.67          $12.73         $12.54          $12.30
    End of period                          $13.43          $12.76          $12.67         $12.73          $12.54
  Accumulation units outstanding
  at the end of period                     7,140           1,459           1,548            793             -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $11.83
    End of period                          $12.30
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(354)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.80          $13.14
    End of period                           N/A             N/A             N/A           $14.12          $13.80
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.80          $11.93         $11.63           N/A
    End of period                          $12.21          $12.69          $11.80         $11.93           N/A
  Accumulation units outstanding
  at the end of period                      344             382             445             437            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(354)

  Accumulation unit value:
    Beginning of period                    $19.54          $17.77          $17.41         $16.30          $14.79
    End of period                          $17.93          $19.54          $17.77         $17.41          $16.30
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                    $7.98           $7.76           $7.11           $6.05           N/A
    End of period                          $7.71           $7.98           $7.76           $7.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.81           N/A
    End of period                           N/A             N/A             N/A           $10.10           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.73          $9.27
    End of period                           N/A             N/A             N/A            $9.82          $9.73
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.65           N/A
    End of period                           N/A             N/A             N/A           $10.00           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.54           N/A
    End of period                           N/A             N/A             N/A            $9.85           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.55           N/A
    End of period                           N/A             N/A             N/A            $9.61           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(472)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.21          $11.57         $10.57          $10.14
    End of period                          $14.58          $13.73          $12.21         $11.57          $10.57
  Accumulation units outstanding
  at the end of period                       -               -               -             3,050            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.38          $10.17           N/A            N/A
    End of period                          $11.26          $10.89          $10.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,714            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.32          $11.79         $10.67           N/A
    End of period                          $14.47          $13.69          $12.32         $11.79           N/A
  Accumulation units outstanding
  at the end of period                     9,304           12,661          13,637          7,281           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.70          $10.33           N/A            N/A
    End of period                          $12.04          $11.49          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              752             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $13.01          $11.92          $11.51         $10.80          $9.85
    End of period                          $13.75          $13.01          $11.92         $11.51          $10.80
  Accumulation units outstanding
  at the end of period                     27,372          27,372          27,846          3,581            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(472)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19          $9.72
    End of period                           N/A             N/A             N/A           $10.33          $10.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(108)

  Accumulation unit value:
    Beginning of period                    $22.91          $20.71          $20.22         $18.74          $15.85
    End of period                          $23.95          $22.91          $20.71         $20.22          $18.74
  Accumulation units outstanding
  at the end of period                       71             112             167            1,443            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(108)

  Accumulation unit value:
    Beginning of period                    $17.18
    End of period                          $15.85
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(784)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.73          $10.72           N/A            N/A
    End of period                          $11.12          $10.92          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,008           1,970           1,478            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(628)

  Accumulation unit value:
    Beginning of period                    $19.75          $16.79          $15.95         $14.37           N/A
    End of period                          $20.72          $19.75          $16.79         $15.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,163           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $25.83          $23.35          $22.62         $21.19          $18.83
    End of period                          $27.67          $25.83          $23.35         $22.62          $21.19
  Accumulation units outstanding
  at the end of period                      417            1,437            605              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $33.90          $32.63          $29.39         $25.60          $22.38
    End of period                          $38.66          $33.90          $32.63         $29.39          $25.60
  Accumulation units outstanding
  at the end of period                      240            1,059            396             741             -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(354)

  Accumulation unit value:
    Beginning of period                    $14.97          $12.82          $12.41         $11.07          $9.48
    End of period                          $14.69          $14.97          $12.82         $12.41          $11.07
  Accumulation units outstanding
  at the end of period                      716            2,499            906            1,514            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.755%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(847)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.58          $10.72           N/A            N/A
    End of period                          $11.04          $10.67          $10.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                      563             858             989             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(847)

  Accumulation unit value:
    Beginning of period                    $17.59          $14.40          $12.65           N/A            N/A
    End of period                          $18.89          $17.59          $14.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                      322             548             759             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $31.21           N/A             N/A             N/A            N/A
    End of period                          $33.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      333             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(847)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.46          $12.53           N/A            N/A
    End of period                          $15.02          $14.37          $13.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                      415             645             788             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(847)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.25          $9.92            N/A            N/A
    End of period                          $11.71          $11.48          $10.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                      531             817            1,021            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(847)

  Accumulation unit value:
    Beginning of period                    $14.68          $12.84          $12.06           N/A            N/A
    End of period                          $13.98          $14.68          $12.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      450             636             814             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.76%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(549)

  Accumulation unit value:
    Beginning of period                    $15.19          $12.73          $11.83         $10.83           N/A
    End of period                          $16.21          $15.19          $12.73         $11.83           N/A
  Accumulation units outstanding
  at the end of period                     2,670           7,485           6,695            270            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(549)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(705)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.17          $10.71         $10.47           N/A
    End of period                          $13.20          $11.73          $11.17         $10.71           N/A
  Accumulation units outstanding
  at the end of period                     16,362          18,827          13,793          1,324           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                    $15.24          $11.49          $10.44           N/A            N/A
    End of period                          $12.60          $15.24          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,272           39,325          13,349           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(705)

  Accumulation unit value:
    Beginning of period                    $13.42          $12.05          $11.42         $11.11           N/A
    End of period                          $14.54          $13.42          $12.05         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     6,578           7,616           7,430            161            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(705)

  Accumulation unit value:
    Beginning of period                    $17.18          $16.82          $15.40         $14.87           N/A
    End of period                          $18.58          $17.18          $16.82         $15.40           N/A
  Accumulation units outstanding
  at the end of period                       -             1,327           1,632            30             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.05           $8.97           N/A
    End of period                           N/A             N/A            $8.19           $9.05           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              345            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(710)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.25          $9.57           $9.33           N/A
    End of period                          $11.60          $11.04          $10.25          $9.57           N/A
  Accumulation units outstanding
  at the end of period                     24,320          21,020          17,959          1,370           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(705)

  Accumulation unit value:
    Beginning of period                    $22.30          $20.23          $20.37         $19.88           N/A
    End of period                          $26.17          $22.30          $20.23         $20.37           N/A
  Accumulation units outstanding
  at the end of period                     1,053            200             203             10             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      539             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(705)

  Accumulation unit value:
    Beginning of period                    $23.75          $23.34          $22.91         $22.22           N/A
    End of period                          $25.35          $23.75          $23.34         $22.91           N/A
  Accumulation units outstanding
  at the end of period                     4,425           5,920           1,078             7             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,802           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $10.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      651             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                    $16.88          $15.44          $15.35         $14.90           N/A
    End of period                          $16.51          $16.88          $15.44         $15.35           N/A
  Accumulation units outstanding
  at the end of period                      147             216             175             391            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(705)

  Accumulation unit value:
    Beginning of period                    $20.37          $17.44          $17.48         $16.57           N/A
    End of period                          $22.21          $20.37          $17.44         $17.48           N/A
  Accumulation units outstanding
  at the end of period                      883            6,234           3,911            708            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,097           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.62            N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,595            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1138)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.19           N/A             N/A            N/A
    End of period                          $10.68          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,117          7,136            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.72            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,435            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                    $12.40          $10.83          $10.46           N/A            N/A
    End of period                          $11.32          $12.40          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,020           16,828          8,735            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.61          $16.31          $16.34         $15.45           N/A
    End of period                          $17.29          $16.61          $16.31         $16.34           N/A
  Accumulation units outstanding
  at the end of period                     34,178          38,339          24,420           285            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.18          $10.58           N/A            N/A
    End of period                          $12.59          $12.59          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,865           9,956           7,231            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                    $10.12          $10.09           N/A             N/A            N/A
    End of period                          $10.32          $10.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,201            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(549)

  Accumulation unit value:
    Beginning of period                    $14.12          $11.00          $9.54           $8.59           N/A
    End of period                          $15.38          $14.12          $11.00          $9.54           N/A
  Accumulation units outstanding
  at the end of period                     44,429          35,094          22,490           646            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(549)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(702)

  Accumulation unit value:
    Beginning of period                    $20.75          $19.03          $18.43         $17.20           N/A
    End of period                          $21.79          $20.75          $19.03         $18.43           N/A
  Accumulation units outstanding
  at the end of period                     4,375           1,921           1,750            121            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.67          $13.61          $13.67         $13.27           N/A
    End of period                          $14.15          $13.67          $13.61         $13.67           N/A
  Accumulation units outstanding
  at the end of period                     3,151           4,178           3,372            600            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.12           N/A             N/A            N/A
    End of period                          $13.83          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,620           958             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(702)

  Accumulation unit value:
    Beginning of period                    $18.54          $16.63          $15.71         $14.77           N/A
    End of period                          $17.56          $18.54          $16.63         $15.71           N/A
  Accumulation units outstanding
  at the end of period                     7,530           15,730          14,234          3,492           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(702)

  Accumulation unit value:
    Beginning of period                    $15.43          $13.58          $13.33         $12.60           N/A
    End of period                          $13.98          $15.43          $13.58         $13.33           N/A
  Accumulation units outstanding
  at the end of period                     5,118           6,403           8,753            316            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.53          $11.15          $9.71           N/A
    End of period                          $10.86          $11.49          $10.53         $11.15           N/A
  Accumulation units outstanding
  at the end of period                    100,196         113,086         113,653         22,953           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(724)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.58          $10.67         $10.70           N/A
    End of period                          $11.04          $10.66          $10.58         $10.67           N/A
  Accumulation units outstanding
  at the end of period                     30,252          35,762          30,440          1,774           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(753)

  Accumulation unit value:
    Beginning of period                    $5.51           $4.16           $4.04            N/A            N/A
    End of period                          $5.59           $5.51           $4.16            N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,344          9,242           2,611            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(753)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(710)

  Accumulation unit value:
    Beginning of period                    $10.61          $9.62           $10.13          $9.74           N/A
    End of period                          $9.51           $10.61          $9.62          $10.13           N/A
  Accumulation units outstanding
  at the end of period                      233            1,702           1,713           1,151           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(546)

  Accumulation unit value:
    Beginning of period                    $10.34          $8.20           $8.94           $8.73           N/A
    End of period                          $10.16          $10.34          $8.20           $8.94           N/A
  Accumulation units outstanding
  at the end of period                     92,616         112,205          98,366         20,895           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                    $11.68          $9.90            N/A             N/A            N/A
    End of period                          $10.22          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,170          23,466           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(818)

  Accumulation unit value:
    Beginning of period                    $8.89           $7.82           $7.26            N/A            N/A
    End of period                          $8.97           $8.89           $7.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                      905            5,689           5,835            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(818)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(734)

  Accumulation unit value:
    Beginning of period                    $13.44          $11.64          $11.28         $11.27           N/A
    End of period                          $10.81          $13.44          $11.64         $11.28           N/A
  Accumulation units outstanding
  at the end of period                     4,852           3,712           8,538            913            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(734)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(479)

  Accumulation unit value:
    Beginning of period                    $16.02          $11.75          $10.97          $8.80          $8.57
    End of period                          $17.32          $16.02          $11.75         $10.97          $8.80
  Accumulation units outstanding
  at the end of period                     89,223         118,297         111,689         29,664          3,034

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.51          $10.04          $9.61           N/A
    End of period                          $11.37          $10.87          $10.51         $10.04           N/A
  Accumulation units outstanding
  at the end of period                     18,882          21,536          19,428           326            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(546)

  Accumulation unit value:
    Beginning of period                    $17.59          $14.40          $13.06         $11.49           N/A
    End of period                          $18.89          $17.59          $14.40         $13.06           N/A
  Accumulation units outstanding
  at the end of period                     29,105          39,950          40,093          9,464           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                    $13.53          $11.71          $10.87          $9.86           N/A
    End of period                          $13.35          $13.53          $11.71         $10.87           N/A
  Accumulation units outstanding
  at the end of period                    840,266         997,813         912,308         97,089           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                    $10.64          $9.45            N/A             N/A            N/A
    End of period                          $11.75          $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,656          1,491            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(765)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.40          $9.69            N/A            N/A
    End of period                          $12.27          $10.60          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,268          19,281          18,959           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $11.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,010            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $25.32          $21.55          $16.19         $13.69           N/A
    End of period                          $33.31          $25.32          $21.55         $16.19           N/A
  Accumulation units outstanding
  at the end of period                     38,617          43,047          37,236          4,640           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.61          $12.38          $9.27           $7.98           N/A
    End of period                          $12.88          $12.61          $12.38          $9.27           N/A
  Accumulation units outstanding
  at the end of period                     90,205         108,628          90,182         26,070           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(592)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.46          $12.36         $11.10           N/A
    End of period                          $15.01          $14.36          $13.46         $12.36           N/A
  Accumulation units outstanding
  at the end of period                     36,045          46,012          48,221          8,817           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.25          $10.10          $9.77           N/A
    End of period                          $11.71          $11.48          $10.25         $10.10           N/A
  Accumulation units outstanding
  at the end of period                     70,035          80,975          86,508         19,199           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $8.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,138            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.35          $18.17          $17.14         $15.05           N/A
    End of period                          $16.85          $19.35          $18.17         $17.14           N/A
  Accumulation units outstanding
  at the end of period                     62,533          68,592          70,798         15,754           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(574)

  Accumulation unit value:
    Beginning of period                    $14.68          $12.84          $12.66         $10.84           N/A
    End of period                          $13.97          $14.68          $12.84         $12.66           N/A
  Accumulation units outstanding
  at the end of period                     38,214          50,013          44,317         15,851           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(705)

  Accumulation unit value:
    Beginning of period                    $5.65           $5.31           $5.33           $5.23           N/A
    End of period                          $6.30           $5.65           $5.31           $5.33           N/A
  Accumulation units outstanding
  at the end of period                     5,538           19,962          21,365           584            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(710)

  Accumulation unit value:
    Beginning of period                    $14.76          $15.39          $11.39         $10.67           N/A
    End of period                          $17.15          $14.76          $15.39         $11.39           N/A
  Accumulation units outstanding
  at the end of period                    236,821         236,427         162,795         31,209           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $12.87          $11.79          $11.04         $10.52           N/A
    End of period                          $13.86          $12.87          $11.79         $11.04           N/A
  Accumulation units outstanding
  at the end of period                    100,188         115,831          93,513         11,677           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(549)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.93          $10.78          $9.83           N/A
    End of period                          $14.04          $13.58          $11.93         $10.78           N/A
  Accumulation units outstanding
  at the end of period                     16,048          20,507          17,279           501            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(549)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(864)

  Accumulation unit value:
    Beginning of period                    $8.46           $8.29           $7.71            N/A            N/A
    End of period                          $9.10           $8.46           $8.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,734           2,734            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(864)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $10.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,599            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(678)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.67          $12.73         $12.62           N/A
    End of period                          $13.43          $12.75          $12.67         $12.73           N/A
  Accumulation units outstanding
  at the end of period                     8,330           11,665          15,682          3,049           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(710)

  Accumulation unit value:
    Beginning of period                    $20.74          $18.74          $17.71         $16.91           N/A
    End of period                          $18.71          $20.74          $18.74         $17.71           N/A
  Accumulation units outstanding
  at the end of period                     1,221           1,413           1,073            343            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.78          $13.43
    End of period                           N/A             N/A             N/A           $14.11          $13.78
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,936

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.79          $11.92         $11.62           N/A
    End of period                          $12.20          $12.68          $11.79         $11.92           N/A
  Accumulation units outstanding
  at the end of period                     49,492          49,669          12,138          8,348           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(742)

  Accumulation unit value:
    Beginning of period                    $19.52          $17.75          $17.07           N/A            N/A
    End of period                          $17.91          $19.52          $17.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,910           2,700           2,330            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(751)

  Accumulation unit value:
    Beginning of period                    $7.98           $7.76           $6.80            N/A            N/A
    End of period                          $7.71           $7.98           $7.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             16,116          13,847           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,328            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(542)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.63           N/A
    End of period                           N/A             N/A             N/A            $9.85           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(542)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,585            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(512)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.21          $11.57         $10.81           N/A
    End of period                          $14.58          $13.73          $12.21         $11.57           N/A
  Accumulation units outstanding
  at the end of period                     35,282          26,479          20,089         10,669           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.38          $10.28         $10.03           N/A
    End of period                          $11.25          $10.89          $10.38         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     87,931         110,514          91,812          9,935           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(434)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.31          $11.78         $10.87          $10.41
    End of period                          $14.46          $13.67          $12.31         $11.78          $10.87
  Accumulation units outstanding
  at the end of period                     86,923          66,509         100,428         18,711          6,994

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(724)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.69          $10.47         $10.36           N/A
    End of period                          $12.03          $11.48          $10.69         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     52,958          54,456          53,702          4,428           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(734)

  Accumulation unit value:
    Beginning of period                    $12.99          $11.91          $11.50         $11.49           N/A
    End of period                          $13.73          $12.99          $11.91         $11.50           N/A
  Accumulation units outstanding
  at the end of period                    124,245         123,718         126,934          1,131           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(734)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1011)

  Accumulation unit value:
    Beginning of period                    $10.72          $9.92            N/A             N/A            N/A
    End of period                          $11.38          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      603             596             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1011)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.55           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      178             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $10.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,550            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(709)

  Accumulation unit value:
    Beginning of period                    $22.88          $20.69          $20.20         $19.65           N/A
    End of period                          $23.92          $22.88          $20.69         $20.20           N/A
  Accumulation units outstanding
  at the end of period                     8,381           8,159           7,706            260            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(702)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.72          $10.73         $10.75           N/A
    End of period                          $11.11          $10.90          $10.72         $10.73           N/A
  Accumulation units outstanding
  at the end of period                     70,168          42,470          41,482          9,091           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                    $19.74          $16.78          $15.95         $15.55           N/A
    End of period                          $20.71          $19.74          $16.78         $15.95           N/A
  Accumulation units outstanding
  at the end of period                     6,469           9,921           1,313            54             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(440)

  Accumulation unit value:
    Beginning of period                    $25.82          $23.35          $22.62         $21.16          $19.57
    End of period                          $27.66          $25.82          $23.35         $22.62          $21.16
  Accumulation units outstanding
  at the end of period                     8,800           7,394           7,204           1,590           850

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(440)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(678)

  Accumulation unit value:
    Beginning of period                    $33.86          $32.59          $29.36         $26.74           N/A
    End of period                          $38.61          $33.86          $32.59         $29.36           N/A
  Accumulation units outstanding
  at the end of period                     9,917           18,785          11,060          2,843           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(440)

  Accumulation unit value:
    Beginning of period                    $14.96          $12.81          $12.41         $11.07          $10.04
    End of period                          $14.67          $14.96          $12.81         $12.41          $11.07
  Accumulation units outstanding
  at the end of period                     16,562          23,130          18,153          5,778          4,153

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(440)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.77%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(534)

  Accumulation unit value:
    Beginning of period                    $15.17          $12.72          $11.81         $10.42           N/A
    End of period                          $16.19          $15.17          $12.72         $11.81           N/A
  Accumulation units outstanding
  at the end of period                       -              740             741             742            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(534)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,147            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(534)

  Accumulation unit value:
    Beginning of period                    $18.52          $16.62          $15.70         $13.47           N/A
    End of period                          $17.54          $18.52          $16.62         $15.70           N/A
  Accumulation units outstanding
  at the end of period                       -              572             573             573            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(534)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1126)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.95           N/A             N/A            N/A
    End of period                          $10.22          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              798             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(502)

  Accumulation unit value:
    Beginning of period                    $8.88           $7.81           $7.71           $7.38           N/A
    End of period                          $8.96           $8.88           $7.81           $7.71           N/A
  Accumulation units outstanding
  at the end of period                     3,245           3,419           3,575           3,752           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(534)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.49          $10.02          $9.98           N/A
    End of period                          $11.35          $10.85          $10.49         $10.02           N/A
  Accumulation units outstanding
  at the end of period                       -              773             773             774            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(534)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1126)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.48           N/A             N/A            N/A
    End of period                          $13.34          $13.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              350             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1126)

  Accumulation unit value:
    Beginning of period                    $25.29          $24.97           N/A             N/A            N/A
    End of period                          $33.27          $25.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              175             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(1126)

  Accumulation unit value:
    Beginning of period                    $12.59          $12.67           N/A             N/A            N/A
    End of period                          $12.86          $12.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              345             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(504)

  Accumulation unit value:
    Beginning of period                    $11.47          $10.25          $10.09          $9.55           N/A
    End of period                          $11.70          $11.47          $10.25         $10.09           N/A
  Accumulation units outstanding
  at the end of period                     5,503           5,771           6,026           6,314           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(504)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(862)

  Accumulation unit value:
    Beginning of period                    $14.76          $15.38          $12.42           N/A            N/A
    End of period                          $17.15          $14.76          $15.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,509           3,198            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.01          $9.56
    End of period                           N/A             N/A             N/A           $10.10          $10.01
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,350

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.20          $11.56         $10.55          $10.01
    End of period                          $14.56          $13.71          $12.20         $11.56          $10.55
  Accumulation units outstanding
  at the end of period                     2,554           2,554           2,554           2,554          2,554

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.30          $11.77         $10.86          $10.39
    End of period                          $14.44          $13.66          $12.30         $11.77          $10.86
  Accumulation units outstanding
  at the end of period                     7,397           7,397           7,397           7,397          2,462

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $12.98          $11.90          $11.50         $10.79          $10.36
    End of period                          $13.72          $12.98          $11.90         $11.50          $10.79
  Accumulation units outstanding
  at the end of period                     2,468           2,468           2,468           2,468          2,468

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(534)

  Accumulation unit value:
    Beginning of period                    $14.95          $12.80          $12.40         $11.05           N/A
    End of period                          $14.66          $14.95          $12.80         $12.40           N/A
  Accumulation units outstanding
  at the end of period                       -              698             698             699            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(534)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.795%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1181)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.46           N/A             N/A            N/A
    End of period                          $16.14          $15.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,608           476             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(937)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.16          $10.44           N/A            N/A
    End of period                          $13.16          $11.70          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,809            -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.23          $11.49          $10.73           N/A            N/A
    End of period                          $12.59          $15.23          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,106          9,164           2,962            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $13.78           N/A             N/A             N/A            N/A
    End of period                          $14.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,461           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(794)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.23          $9.37            N/A            N/A
    End of period                          $11.56          $11.02          $10.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,484           1,792           1,954            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $23.27           N/A             N/A             N/A            N/A
    End of period                          $25.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,917           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $24.54           N/A             N/A             N/A            N/A
    End of period                          $25.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,683            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.17           N/A             N/A             N/A            N/A
    End of period                          $13.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    178,260           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $10.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,461            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                    $17.54           N/A             N/A             N/A            N/A
    End of period                          $16.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,370            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(937)

  Accumulation unit value:
    Beginning of period                    $20.27          $17.38          $16.43           N/A            N/A
    End of period                          $22.09          $20.27          $17.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,385            -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,535           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,271           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.88           N/A             N/A             N/A            N/A
    End of period                          $10.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,904            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.75            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,244            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $13.64           N/A             N/A             N/A            N/A
    End of period                          $11.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,668            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(937)

  Accumulation unit value:
    Beginning of period                    $16.52          $16.24          $16.20           N/A            N/A
    End of period                          $17.19          $16.52          $16.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,936             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $13.00           N/A             N/A             N/A            N/A
    End of period                          $12.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,242            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,987            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(721)

  Accumulation unit value:
    Beginning of period                    $14.08          $10.97          $9.51           $9.11           N/A
    End of period                          $15.33          $14.08          $10.97          $9.51           N/A
  Accumulation units outstanding
  at the end of period                     49,863          7,611           1,921            778            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $20.80           N/A             N/A             N/A            N/A
    End of period                          $21.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,351            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(937)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.56          $13.57           N/A            N/A
    End of period                          $14.08          $13.61          $13.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,134             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $13.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    171,466           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(937)

  Accumulation unit value:
    Beginning of period                    $18.48          $16.58          $15.68           N/A            N/A
    End of period                          $17.50          $18.48          $16.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,182            -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(721)

  Accumulation unit value:
    Beginning of period                    $15.38          $13.54          $13.30         $12.88           N/A
    End of period                          $13.93          $15.38          $13.54         $13.30           N/A
  Accumulation units outstanding
  at the end of period                     10,653            -               -              550            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1448)

  Accumulation unit value:
    Beginning of period                    $9.59            N/A             N/A             N/A            N/A
    End of period                          $9.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,514            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(521)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.50          $11.13          $9.38           N/A
    End of period                          $10.83          $11.46          $10.50         $11.13           N/A
  Accumulation units outstanding
  at the end of period                     25,832          1,181             98             109            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.56          $10.66         $10.70           N/A
    End of period                          $11.02          $10.65          $10.56         $10.66           N/A
  Accumulation units outstanding
  at the end of period                     19,813          2,431           1,280            763            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.49           $4.74            N/A             N/A            N/A
    End of period                          $5.57           $5.49            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,279          2,484            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(682)

  Accumulation unit value:
    Beginning of period                    $10.59          $9.60           $10.11          $9.04           N/A
    End of period                          $9.49           $10.59          $9.60          $10.11           N/A
  Accumulation units outstanding
  at the end of period                     4,220             -              451             451            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(521)

  Accumulation unit value:
    Beginning of period                    $10.31          $8.18           $8.92           $8.92           N/A
    End of period                          $10.13          $10.31          $8.18           $8.92           N/A
  Accumulation units outstanding
  at the end of period                     23,356          4,792           5,493           1,548           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.42           N/A             N/A            N/A
    End of period                          $10.22          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,287          1,181            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $8.95            N/A             N/A             N/A            N/A
    End of period                          $8.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,254           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(755)

  Accumulation unit value:
    Beginning of period                    $13.41          $11.62          $10.77           N/A            N/A
    End of period                          $10.77          $13.41          $11.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,102          3,334           3,334            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(521)

  Accumulation unit value:
    Beginning of period                    $15.98          $11.73          $10.94          $9.65           N/A
    End of period                          $17.27          $15.98          $11.73         $10.94           N/A
  Accumulation units outstanding
  at the end of period                     67,991          6,085            428             509            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(755)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.47          $9.75            N/A            N/A
    End of period                          $11.32          $10.82          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,041          3,352           2,354            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(682)

  Accumulation unit value:
    Beginning of period                    $17.56          $14.38          $13.05         $11.49           N/A
    End of period                          $18.85          $17.56          $14.38         $13.05           N/A
  Accumulation units outstanding
  at the end of period                     28,155          1,555            931             710            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(774)

  Accumulation unit value:
    Beginning of period                    $13.52          $11.70          $11.01           N/A            N/A
    End of period                          $13.33          $13.52          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                    793,654          51,086          14,368           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(774)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.02           N/A             N/A            N/A
    End of period                          $11.74          $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    112,306          77,922           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(682)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.39          $10.80          $9.89           N/A
    End of period                          $12.26          $10.59          $10.39         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     4,380             -              825             825            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1356)

  Accumulation unit value:
    Beginning of period                    $11.06           N/A             N/A             N/A            N/A
    End of period                          $11.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,534            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(682)

  Accumulation unit value:
    Beginning of period                    $25.25          $21.50          $16.16         $15.33           N/A
    End of period                          $33.21          $25.25          $21.50         $16.16           N/A
  Accumulation units outstanding
  at the end of period                    104,761          4,148           5,388           1,171           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(521)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.35          $9.25           $8.08           N/A
    End of period                          $12.84          $12.57          $12.35          $9.25           N/A
  Accumulation units outstanding
  at the end of period                     14,471           716            1,477           1,571           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $10.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,496           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(682)

  Accumulation unit value:
    Beginning of period                    $14.34          $13.44          $12.34         $10.99           N/A
    End of period                          $14.98          $14.34          $13.44         $12.34           N/A
  Accumulation units outstanding
  at the end of period                     24,064          1,888           1,073            743            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(682)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.24          $10.09          $9.30           N/A
    End of period                          $11.69          $11.46          $10.24         $10.09           N/A
  Accumulation units outstanding
  at the end of period                     21,532          2,539           1,434            877            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1354)

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $8.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,887           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(521)

  Accumulation unit value:
    Beginning of period                    $19.30          $18.13          $17.11         $14.81           N/A
    End of period                          $16.80          $19.30          $18.13         $17.11           N/A
  Accumulation units outstanding
  at the end of period                     6,403            418             264             313            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(682)

  Accumulation unit value:
    Beginning of period                    $14.65          $12.82          $12.65         $11.11           N/A
    End of period                          $13.94          $14.65          $12.82         $12.65           N/A
  Accumulation units outstanding
  at the end of period                     15,833          1,771            963             734            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.63           $5.30           $5.30            N/A            N/A
    End of period                          $6.27           $5.63           $5.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,892            860            1,994            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(682)

  Accumulation unit value:
    Beginning of period                    $14.75          $15.38          $11.39          $9.61           N/A
    End of period                          $17.14          $14.75          $15.38         $11.39           N/A
  Accumulation units outstanding
  at the end of period                    126,524          11,587          2,399            849            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1087)

  Accumulation unit value:
    Beginning of period                    $12.86          $11.36           N/A             N/A            N/A
    End of period                          $13.85          $12.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,344           354             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(755)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.91          $10.25           N/A            N/A
    End of period                          $14.01          $13.55          $11.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,507          3,636           3,636            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $10.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,006            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(794)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.63          $12.52           N/A            N/A
    End of period                          $13.38          $12.71          $12.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,662          1,002            733             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $20.82           N/A             N/A             N/A            N/A
    End of period                          $18.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,438            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(794)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.75          $11.66           N/A            N/A
    End of period                          $12.15          $12.63          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,864           1,076            801             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $20.57           N/A             N/A             N/A            N/A
    End of period                          $17.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,676            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,504            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $10.39           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,214            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(810)

  Accumulation unit value:
    Beginning of period                    $13.68          $12.17          $10.79           N/A            N/A
    End of period                          $14.52          $13.68          $12.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,662            -             26,288           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(797)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.37          $10.10           N/A            N/A
    End of period                          $11.24          $10.88          $10.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,095          17,721          17,721           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(797)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $13.85           N/A             N/A             N/A            N/A
    End of period                          $14.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,835           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(734)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.69          $10.47         $10.45           N/A
    End of period                          $12.02          $11.48          $10.69         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     18,579          20,069          16,706         13,676           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(734)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(417)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.88          $11.48         $10.77          $10.16
    End of period                          $13.69          $12.96          $11.88         $11.48          $10.77
  Accumulation units outstanding
  at the end of period                     51,467          3,587           4,070           2,007          2,010

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(417)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(794)

  Accumulation unit value:
    Beginning of period                    $22.79          $20.61          $19.80           N/A            N/A
    End of period                          $23.81          $22.79          $20.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,360            858             936             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(935)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.68          $10.66           N/A            N/A
    End of period                          $11.06          $10.86          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                    108,327            -             68,736           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(937)

  Accumulation unit value:
    Beginning of period                    $19.77          $16.77          $15.81           N/A            N/A
    End of period                          $20.73          $19.77          $16.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,311             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(755)

  Accumulation unit value:
    Beginning of period                    $25.72          $23.26          $21.69           N/A            N/A
    End of period                          $27.53          $25.72          $23.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,771          2,203           2,203            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(755)

  Accumulation unit value:
    Beginning of period                    $33.72          $32.47          $28.02           N/A            N/A
    End of period                          $38.43          $33.72          $32.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,172          1,338           1,378            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(721)

  Accumulation unit value:
    Beginning of period                    $14.95          $12.79          $12.39         $11.91           N/A
    End of period                          $14.66          $14.95          $12.79         $12.39           N/A
  Accumulation units outstanding
  at the end of period                     39,142            -               -              595            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(320)

  Accumulation unit value:
    Beginning of period                    $15.12          $12.68          $11.78         $10.41          $8.32
    End of period                          $16.13          $15.12          $12.68         $11.78          $10.41
  Accumulation units outstanding
  at the end of period                       47              54              61              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(320)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.16          $10.70         $10.00          $8.36
    End of period                          $13.17          $11.70          $11.16         $10.70          $10.00
  Accumulation units outstanding
  at the end of period                      149             171             170              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.23          $11.48          $10.73           N/A            N/A
    End of period                          $12.59          $15.23          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                      138            1,577            448             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(296)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.22          $9.55           $8.98          $8.04
    End of period                          $11.56          $11.01          $10.22          $9.55          $8.98
  Accumulation units outstanding
  at the end of period                     11,219          11,999          12,225            -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $27.26           N/A             N/A             N/A            N/A
    End of period                          $25.98           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      816             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.30           N/A             N/A             N/A            N/A
    End of period                          $13.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,898            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $10.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      260             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(320)

  Accumulation unit value:
    Beginning of period                    $16.81          $15.38          $15.30         $14.80          $12.63
    End of period                          $16.44          $16.81          $15.38         $15.30          $14.80
  Accumulation units outstanding
  at the end of period                       47              48              49              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      260             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       79             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $11.04           N/A             N/A             N/A            N/A
    End of period                          $10.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      241             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      130             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $12.39          $10.83          $10.59           N/A            N/A
    End of period                          $11.31          $12.39          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       68              64              69             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $16.54          $16.24          $16.28         $15.66          $14.55
    End of period                          $17.20          $16.54          $16.24         $16.28          $15.66
  Accumulation units outstanding
  at the end of period                      114             119             117              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.18          $10.85           N/A            N/A
    End of period                          $12.58          $12.58          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              203              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                    $14.07          $10.97          $9.51           $7.98          $6.66
    End of period                          $15.32          $14.07          $10.97          $9.51          $7.98
  Accumulation units outstanding
  at the end of period                      895            2,058           1,336             -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(398)

  Accumulation unit value:
    Beginning of period                    $20.65          $18.95          $18.36         $16.00          $14.62
    End of period                          $21.68          $20.65          $18.95         $18.36          $16.00
  Accumulation units outstanding
  at the end of period                       35              39              40              -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $13.66           N/A             N/A             N/A            N/A
    End of period                          $14.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      194             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.46           N/A             N/A             N/A            N/A
    End of period                          $13.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,152            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(296)

  Accumulation unit value:
    Beginning of period                    $18.47          $16.58          $15.67         $12.92          $10.01
    End of period                          $17.49          $18.47          $16.58         $15.67          $12.92
  Accumulation units outstanding
  at the end of period                      951             951              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(320)

  Accumulation unit value:
    Beginning of period                    $15.37          $13.53          $13.30         $11.85          $8.89
    End of period                          $13.93          $15.37          $13.53         $13.30          $11.85
  Accumulation units outstanding
  at the end of period                      576             576             576              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(368)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.50          $11.12          $9.38          $7.59
    End of period                          $10.83          $11.46          $10.50         $11.12          $9.38
  Accumulation units outstanding
  at the end of period                     4,255           4,667           4,893             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.49           $4.74            N/A             N/A            N/A
    End of period                          $5.57           $5.49            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,144            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(368)

  Accumulation unit value:
    Beginning of period                    $10.31          $8.18           $8.92           $8.92          $7.67
    End of period                          $10.12          $10.31          $8.18           $8.92          $8.92
  Accumulation units outstanding
  at the end of period                     4,618           5,538             -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.42           N/A             N/A            N/A
    End of period                          $10.22          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,439            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(699)

  Accumulation unit value:
    Beginning of period                    $13.41          $11.62          $11.26         $10.76           N/A
    End of period                          $10.77          $13.41          $11.62         $11.26           N/A
  Accumulation units outstanding
  at the end of period                       -              193              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(368)

  Accumulation unit value:
    Beginning of period                    $15.98          $11.72          $10.94          $8.78          $7.67
    End of period                          $17.26          $15.98          $11.72         $10.94          $8.78
  Accumulation units outstanding
  at the end of period                     3,153           5,234           4,578             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(894)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.47          $10.47           N/A            N/A
    End of period                          $11.32          $10.82          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       71              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(894)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(296)

  Accumulation unit value:
    Beginning of period                    $17.56          $14.38          $13.05         $11.23          $7.86
    End of period                          $18.84          $17.56          $14.38         $13.05          $11.23
  Accumulation units outstanding
  at the end of period                      201             235             430              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(865)

  Accumulation unit value:
    Beginning of period                    $13.52          $11.70          $11.00           N/A            N/A
    End of period                          $13.33          $13.52          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,755          18,531          21,519           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(865)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(883)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.39          $10.40           N/A            N/A
    End of period                          $12.26          $10.59          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(883)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $25.24          $21.49          $16.15         $14.07           N/A
    End of period                          $33.20          $25.24          $21.49         $16.15           N/A
  Accumulation units outstanding
  at the end of period                     2,490           1,832           1,303             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(333)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.35          $9.25           $8.09          $7.29
    End of period                          $12.84          $12.57          $12.35          $9.25          $8.09
  Accumulation units outstanding
  at the end of period                     3,856           4,065           4,822             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(333)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.24          $10.09          $9.42          $7.85
    End of period                          $11.68          $11.46          $10.24         $10.09          $9.42
  Accumulation units outstanding
  at the end of period                       -               -              204              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(333)

  Accumulation unit value:
    Beginning of period                    $19.29          $18.12          $17.11         $15.63          $11.76
    End of period                          $16.80          $19.29          $18.12         $17.11          $15.63
  Accumulation units outstanding
  at the end of period                     2,764           2,848           2,811             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(333)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.63           $5.29           $5.29            N/A            N/A
    End of period                          $6.27           $5.63           $5.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              378             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                    $12.86          $11.79          $10.36           N/A            N/A
    End of period                          $13.85          $12.86          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.91          $10.77          $9.39          $6.46
    End of period                          $14.01          $13.55          $11.91         $10.77          $9.39
  Accumulation units outstanding
  at the end of period                       84             217             128              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(385)

  Accumulation unit value:
    Beginning of period                    $8.44           $8.27           $7.79           $7.69          $7.31
    End of period                          $9.08           $8.44           $8.27           $7.79          $7.69
  Accumulation units outstanding
  at the end of period                       -              286              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $10.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      156             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.63          $12.69         $12.50          $12.38
    End of period                          $13.37          $12.71          $12.63         $12.69          $12.50
  Accumulation units outstanding
  at the end of period                      853             461             448              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(894)

  Accumulation unit value:
    Beginning of period                    $20.64          $18.66          $17.98           N/A            N/A
    End of period                          $18.61          $20.64          $18.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(894)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.76          $11.89         $11.59           N/A
    End of period                          $12.15          $12.63          $11.76         $11.89           N/A
  Accumulation units outstanding
  at the end of period                      161             158              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(1052)

  Accumulation unit value:
    Beginning of period                    $7.96           $8.58            N/A             N/A            N/A
    End of period                          $7.68           $7.96            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(1052)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(827)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.37          $10.13           N/A            N/A
    End of period                          $11.24          $10.88          $10.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(322)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.28          $11.75         $10.85          $9.49
    End of period                          $14.40          $13.63          $12.28         $11.75          $10.85
  Accumulation units outstanding
  at the end of period                     1,309           1,309           1,309             -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                    $19.71          $16.76          $15.93         $14.28          $12.05
    End of period                          $20.66          $19.71          $16.76         $15.93          $14.28
  Accumulation units outstanding
  at the end of period                     1,023           1,031           1,038             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $25.70          $23.25          $22.53         $21.09          $19.63
    End of period                          $27.52          $25.70          $23.25         $22.53          $21.09
  Accumulation units outstanding
  at the end of period                       87             162              64              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $33.71          $32.46          $29.25         $25.49          $18.79
    End of period                          $38.41          $33.71          $32.46         $29.25          $25.49
  Accumulation units outstanding
  at the end of period                       20              94              24              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(296)

  Accumulation unit value:
    Beginning of period                    $14.92          $12.78          $12.38         $11.05          $8.24
    End of period                          $14.63          $14.92          $12.78         $12.38          $11.05
  Accumulation units outstanding
  at the end of period                      209             335             342              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.805%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(976)

  Accumulation unit value:
    Beginning of period                    $12.94          $11.87          $11.87           N/A            N/A
    End of period                          $13.67          $12.94          $11.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,798          9,947           12,906           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(976)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.81%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(815)

  Accumulation unit value:
    Beginning of period                    $15.10          $12.67          $11.51           N/A            N/A
    End of period                          $16.11          $15.10          $12.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(449)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.15          $10.70         $10.00          $9.97
    End of period                          $13.16          $11.70          $11.15         $10.70          $10.00
  Accumulation units outstanding
  at the end of period                       -               -               -             1,332          2,006

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                    $15.23          $11.48          $10.26           N/A            N/A
    End of period                          $12.58          $15.23          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,906           2,975            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(452)

  Accumulation unit value:
    Beginning of period                    $13.39          $12.03          $11.41         $10.98          $10.68
    End of period                          $14.50          $13.39          $12.03         $11.41          $10.98
  Accumulation units outstanding
  at the end of period                      602             602             602            1,394           602

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(452)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $17.08          $16.74          $15.33         $15.01          $14.61
    End of period                          $18.47          $17.08          $16.74         $15.33          $15.01
  Accumulation units outstanding
  at the end of period                       -              902             903            1,778          2,272

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(452)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.02           $8.72          $8.43
    End of period                           N/A             N/A            $8.16           $9.02          $8.72
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             1,182          1,183

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(452)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(449)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.22          $9.54           $8.97          $8.71
    End of period                          $11.55          $11.01          $10.22          $9.54          $8.97
  Accumulation units outstanding
  at the end of period                       -               -               -             2,371          2,296

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $24.53           N/A             N/A             N/A            N/A
    End of period                          $25.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,170            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(652)

  Accumulation unit value:
    Beginning of period                    $23.60          $23.20          $22.80         $20.15           N/A
    End of period                          $25.17          $23.60          $23.20         $22.80           N/A
  Accumulation units outstanding
  at the end of period                       -             4,329           4,354           4,379           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(652)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,262            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(449)

  Accumulation unit value:
    Beginning of period                    $16.79          $15.37          $15.29         $14.79          $14.16
    End of period                          $16.42          $16.79          $15.37         $15.29          $14.79
  Accumulation units outstanding
  at the end of period                       -               -               -               -            1,413

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(452)

  Accumulation unit value:
    Beginning of period                    $20.27          $17.36          $17.41         $15.08          $14.86
    End of period                          $22.09          $20.27          $17.36         $17.41          $15.08
  Accumulation units outstanding
  at the end of period                     1,334           2,480           2,556           1,787           867

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(452)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,604            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1117)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.00           N/A             N/A            N/A
    End of period                          $10.67          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,645          3,484            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1117)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                    $12.39          $10.83          $10.99           N/A            N/A
    End of period                          $11.31          $12.39          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      693            1,835           1,845            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(746)

  Accumulation unit value:
    Beginning of period                    $16.52          $16.23          $16.26           N/A            N/A
    End of period                          $17.18          $16.52          $16.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,250           5,709             91             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(964)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.18          $11.06           N/A            N/A
    End of period                          $12.57          $12.58          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,198           7,238            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(964)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $10.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,285            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(486)

  Accumulation unit value:
    Beginning of period                    $14.06          $10.96          $9.50           $7.98          $7.98
    End of period                          $15.31          $14.06          $10.96          $9.50          $7.98
  Accumulation units outstanding
  at the end of period                     21,687          8,052           5,402           2,264           455

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(810)

  Accumulation unit value:
    Beginning of period                    $13.59          $13.54          $13.61           N/A            N/A
    End of period                          $14.06          $13.59          $13.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,710             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.70           N/A             N/A             N/A            N/A
    End of period                          $13.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,800           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(449)

  Accumulation unit value:
    Beginning of period                    $18.45          $16.57          $15.66         $12.91          $12.43
    End of period                          $17.47          $18.45          $16.57         $15.66          $12.91
  Accumulation units outstanding
  at the end of period                     1,994           2,006           2,446            952           1,890

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(449)

  Accumulation unit value:
    Beginning of period                    $15.36          $13.52          $13.29         $11.85          $11.40
    End of period                          $13.91          $15.36          $13.52         $13.29          $11.85
  Accumulation units outstanding
  at the end of period                      817             812             808            7,161          2,033

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(456)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.49          $11.12          $9.38          $8.38
    End of period                          $10.82          $11.45          $10.49         $11.12          $9.38
  Accumulation units outstanding
  at the end of period                     15,383          16,005          14,418         11,370          3,508

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(621)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.56          $10.66         $10.54           N/A
    End of period                          $11.01          $10.64          $10.56         $10.66           N/A
  Accumulation units outstanding
  at the end of period                     6,404           5,966           5,256           2,205           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(982)

  Accumulation unit value:
    Beginning of period                    $5.49           $4.15           $4.16            N/A            N/A
    End of period                          $5.56           $5.49           $4.15            N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,143           12,901          3,537            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(982)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(449)

  Accumulation unit value:
    Beginning of period                    $10.30          $8.18           $8.91           $8.91          $8.03
    End of period                          $10.11          $10.30          $8.18           $8.91          $8.91
  Accumulation units outstanding
  at the end of period                     12,404          29,381          21,095         16,284          7,426

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1020)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.17           N/A             N/A            N/A
    End of period                          $10.21          $11.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,180          11,623           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1020)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(452)

  Accumulation unit value:
    Beginning of period                    $8.85           $7.79           $7.69           $7.11          $6.67
    End of period                          $8.93           $8.85           $7.79           $7.69          $7.11
  Accumulation units outstanding
  at the end of period                     5,430           1,440           1,476           1,476          1,477

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(452)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(947)

  Accumulation unit value:
    Beginning of period                    $13.39          $11.61          $11.23           N/A            N/A
    End of period                          $10.76          $13.39          $11.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(456)

  Accumulation unit value:
    Beginning of period                    $15.96          $11.72          $10.94          $8.78          $8.26
    End of period                          $17.24          $15.96          $11.72         $10.94          $8.78
  Accumulation units outstanding
  at the end of period                     24,629          30,640          27,388         11,265          3,617

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(839)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.46          $10.37           N/A            N/A
    End of period                          $11.30          $10.81          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(449)

  Accumulation unit value:
    Beginning of period                    $17.55          $14.37          $13.04         $11.23          $10.24
    End of period                          $18.83          $17.55          $14.37         $13.04          $11.23
  Accumulation units outstanding
  at the end of period                     25,304          46,105          48,143         48,597           976

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(803)

  Accumulation unit value:
    Beginning of period                    $13.52          $11.70          $10.99           N/A            N/A
    End of period                          $13.33          $13.52          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     86,304         123,361          81,691           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(803)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(891)

  Accumulation unit value:
    Beginning of period                    $10.58          $10.39          $10.28           N/A            N/A
    End of period                          $12.25          $10.58          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,453           7,282           6,112            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(891)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(615)

  Accumulation unit value:
    Beginning of period                    $25.22          $21.48          $16.15         $14.31           N/A
    End of period                          $33.17          $25.22          $21.48         $16.15           N/A
  Accumulation units outstanding
  at the end of period                     16,723          16,641          16,766         10,927           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(456)

  Accumulation unit value:
    Beginning of period                    $12.56          $12.34          $9.25           $8.08          $7.46
    End of period                          $12.82          $12.56          $12.34          $9.25          $8.08
  Accumulation units outstanding
  at the end of period                     4,770           9,887           13,307          8,692          3,981

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(452)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.43          $12.34         $10.96          $10.53
    End of period                          $14.97          $14.33          $13.43         $12.34          $10.96
  Accumulation units outstanding
  at the end of period                     29,461          46,844          55,579         42,068           610

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(452)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(530)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.23          $10.08          $9.77           N/A
    End of period                          $11.68          $11.45          $10.23         $10.08           N/A
  Accumulation units outstanding
  at the end of period                     10,730          38,929          37,587         40,004           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(530)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(449)

  Accumulation unit value:
    Beginning of period                    $19.28          $18.11          $17.10         $15.62          $15.36
    End of period                          $16.78          $19.28          $18.11         $17.10          $15.62
  Accumulation units outstanding
  at the end of period                     7,575           10,361          9,197           5,829          3,460

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(546)

  Accumulation unit value:
    Beginning of period                    $14.64          $12.81          $12.64         $11.53           N/A
    End of period                          $13.93          $14.64          $12.81         $12.64           N/A
  Accumulation units outstanding
  at the end of period                     22,854          65,301          69,563         40,614           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(839)

  Accumulation unit value:
    Beginning of period                    $5.63           $5.29           $5.10            N/A            N/A
    End of period                          $6.26           $5.63           $5.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              344             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(711)

  Accumulation unit value:
    Beginning of period                    $14.74          $15.38          $11.39         $10.70           N/A
    End of period                          $17.13          $14.74          $15.38         $11.39           N/A
  Accumulation units outstanding
  at the end of period                     21,435          23,590          14,914          4,860           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(711)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(713)

  Accumulation unit value:
    Beginning of period                    $12.86          $11.79          $11.04         $10.64           N/A
    End of period                          $13.84          $12.86          $11.79         $11.04           N/A
  Accumulation units outstanding
  at the end of period                     1,264           4,304           1,238          10,272           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $13.54          $11.91          $10.77          $9.39          $8.77
    End of period                          $14.00          $13.54          $11.91         $10.77          $9.39
  Accumulation units outstanding
  at the end of period                     19,617           273             287              -            2,281

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(746)

  Accumulation unit value:
    Beginning of period                    $8.43           $8.27           $7.48            N/A            N/A
    End of period                          $9.07           $8.43           $8.27            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              196             197             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(645)

  Accumulation unit value:
    Beginning of period                    $12.70          $12.62          $12.68         $12.58           N/A
    End of period                          $13.36          $12.70          $12.62         $12.68           N/A
  Accumulation units outstanding
  at the end of period                     2,099           2,157            913             568            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(645)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(815)

  Accumulation unit value:
    Beginning of period                    $20.62          $18.64          $16.71           N/A            N/A
    End of period                          $18.59          $20.62          $18.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(452)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.72          $13.83
    End of period                           N/A             N/A             N/A           $14.04          $13.72
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             481

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(452)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.62          $11.75          $11.88         $11.59           N/A
    End of period                          $12.14          $12.62          $11.75         $11.88           N/A
  Accumulation units outstanding
  at the end of period                     5,623           5,666           5,583           5,535           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(449)

  Accumulation unit value:
    Beginning of period                    $19.40          $17.66          $17.31         $16.23          $15.33
    End of period                          $17.80          $19.40          $17.66         $17.31          $16.23
  Accumulation units outstanding
  at the end of period                       -               -               -               -            1,305

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                    $7.95           $7.73           $7.10           $6.43           N/A
    End of period                          $7.68           $7.95           $7.73           $7.10           N/A
  Accumulation units outstanding
  at the end of period                       -             1,837           1,847          11,070           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(622)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.42           N/A
    End of period                           N/A             N/A             N/A            $9.57           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(622)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.16          $11.53         $10.63           N/A
    End of period                          $14.50          $13.67          $12.16         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     22,049         150,998         146,336         105,396          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(945)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.37          $10.21           N/A            N/A
    End of period                          $11.24          $10.87          $10.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,518          9,966           5,142            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(486)

  Accumulation unit value:
    Beginning of period                    $13.61          $12.27          $11.74         $10.84          $10.84
    End of period                          $14.39          $13.61          $12.27         $11.74          $10.84
  Accumulation units outstanding
  at the end of period                     50,899          89,162         100,545         96,667           349

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(815)

  Accumulation unit value:
    Beginning of period                    $11.47          $10.69          $10.18           N/A            N/A
    End of period                          $12.01          $11.47          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,442          24,915          11,951           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(452)

  Accumulation unit value:
    Beginning of period                    $12.94          $11.86          $11.46         $10.76          $10.32
    End of period                          $13.67          $12.94          $11.86         $11.46          $10.76
  Accumulation units outstanding
  at the end of period                     57,716          99,980          82,983         59,260          1,246

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(452)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.39           N/A
    End of period                           N/A             N/A             N/A           $10.29           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(449)

  Accumulation unit value:
    Beginning of period                    $22.74          $20.58          $20.10         $18.65          $17.94
    End of period                          $23.76          $22.74          $20.58         $20.10          $18.65
  Accumulation units outstanding
  at the end of period                     2,380           1,967           1,978             -            1,115

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(544)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.67          $10.68         $10.84           N/A
    End of period                          $11.04          $10.84          $10.67         $10.68           N/A
  Accumulation units outstanding
  at the end of period                       -             8,934           7,929             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(449)

  Accumulation unit value:
    Beginning of period                    $19.70          $16.75          $15.93         $14.28          $13.52
    End of period                          $20.65          $19.70          $16.75         $15.93          $14.28
  Accumulation units outstanding
  at the end of period                      305             305             389             389           1,480

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $25.67          $23.22          $22.51         $21.07          $19.98
    End of period                          $27.48          $25.67          $23.22         $22.51          $21.07
  Accumulation units outstanding
  at the end of period                     5,592           9,824           11,733         11,094          1,828

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $33.67          $32.42          $29.22         $25.46          $24.84
    End of period                          $38.37          $33.67          $32.42         $29.22          $25.46
  Accumulation units outstanding
  at the end of period                     1,881           3,672           3,724           4,206          1,211

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(449)

  Accumulation unit value:
    Beginning of period                    $14.91          $12.78          $12.38         $11.05          $10.40
    End of period                          $14.62          $14.91          $12.78         $12.38          $11.05
  Accumulation units outstanding
  at the end of period                     10,709          31,171          35,545         36,059          5,109

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.82%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(871)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.15          $10.67           N/A            N/A
    End of period                          $13.15          $11.69          $11.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,804           1,886           1,865            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(871)

  Accumulation unit value:
    Beginning of period                    $15.23          $11.48          $11.07           N/A            N/A
    End of period                          $12.58          $15.23          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,127           3,148           3,596            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(871)

  Accumulation unit value:
    Beginning of period                    $22.09          $20.06          $18.92           N/A            N/A
    End of period                          $25.91          $22.09          $20.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                      929             993            1,052            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(871)

  Accumulation unit value:
    Beginning of period                    $23.57          $23.18          $22.53           N/A            N/A
    End of period                          $25.14          $23.57          $23.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                      442             463             441             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(871)

  Accumulation unit value:
    Beginning of period                    $16.50          $16.21          $16.29           N/A            N/A
    End of period                          $17.16          $16.50          $16.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,366           1,307           1,221            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $14.08           N/A             N/A             N/A            N/A
    End of period                          $14.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,895            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(871)

  Accumulation unit value:
    Beginning of period                    $18.44          $16.55          $16.22           N/A            N/A
    End of period                          $17.45          $18.44          $16.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                      546             613             613             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(839)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.48          $10.47           N/A            N/A
    End of period                          $10.80          $11.44          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(839)

  Accumulation unit value:
    Beginning of period                    $10.29          $8.17           $8.58            N/A            N/A
    End of period                          $10.10          $10.29          $8.17            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(839)

  Accumulation unit value:
    Beginning of period                    $15.95          $11.70          $10.69           N/A            N/A
    End of period                          $17.22          $15.95          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(928)

  Accumulation unit value:
    Beginning of period                    $13.51          $11.70          $11.07           N/A            N/A
    End of period                          $13.32          $13.51          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,333          6,567           6,793            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(928)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(839)

  Accumulation unit value:
    Beginning of period                    $10.58          $10.39          $10.12           N/A            N/A
    End of period                          $12.25          $10.58          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(928)

  Accumulation unit value:
    Beginning of period                    $25.20          $21.45          $21.02           N/A            N/A
    End of period                          $33.13          $25.20          $21.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                      900            1,051            974             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(928)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(839)

  Accumulation unit value:
    Beginning of period                    $14.63          $12.81          $11.87           N/A            N/A
    End of period                          $13.92          $14.63          $12.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(839)

  Accumulation unit value:
    Beginning of period                    $14.74          $15.37          $12.35           N/A            N/A
    End of period                          $17.12          $14.74          $15.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                      806             869             783             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $13.68           N/A             N/A             N/A            N/A
    End of period                          $13.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,024           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(871)

  Accumulation unit value:
    Beginning of period                    $12.68          $12.61          $12.74           N/A            N/A
    End of period                          $13.35          $12.68          $12.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,621           4,206           3,903            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(871)

  Accumulation unit value:
    Beginning of period                    $12.61          $11.73          $11.84           N/A            N/A
    End of period                          $12.12          $12.61          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,951           2,619           2,521            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(451)

  Accumulation unit value:
    Beginning of period                    $13.60          $12.26          $11.73         $10.83          $10.28
    End of period                          $14.37          $13.60          $12.26         $11.73          $10.83
  Accumulation units outstanding
  at the end of period                     1,722           1,792           1,863           1,937          1,937

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $12.93          $11.85          $11.46         $10.75          $10.28
    End of period                          $13.65          $12.93          $11.85         $11.46          $10.75
  Accumulation units outstanding
  at the end of period                     5,162           5,373           5,587           5,807          5,807

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.845%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(897)

  Accumulation unit value:
    Beginning of period                    $15.22          $11.48          $10.92           N/A            N/A
    End of period                          $12.57          $15.22          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              398             422             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(863)

  Accumulation unit value:
    Beginning of period                    $13.37          $12.01          $11.67           N/A            N/A
    End of period                          $14.47          $13.37          $12.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(689)

  Accumulation unit value:
    Beginning of period                    $17.01          $16.67          $15.27         $13.79           N/A
    End of period                          $18.40          $17.01          $16.67         $15.27           N/A
  Accumulation units outstanding
  at the end of period                       -             1,243           1,243           1,243           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.46           N/A             N/A             N/A            N/A
    End of period                          $25.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      312             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.50           N/A             N/A             N/A            N/A
    End of period                          $13.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      611             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(628)

  Accumulation unit value:
    Beginning of period                    $20.19          $17.30          $17.36         $14.58           N/A
    End of period                          $22.00          $20.19          $17.30         $17.36           N/A
  Accumulation units outstanding
  at the end of period                     1,472           1,472           1,473           1,473           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(863)

  Accumulation unit value:
    Beginning of period                    $16.44          $16.16          $16.24           N/A            N/A
    End of period                          $17.09          $16.44          $16.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.18          $10.85           N/A            N/A
    End of period                          $12.57          $12.58          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $14.02          $10.93          $10.93           N/A            N/A
    End of period                          $15.25          $14.02          $10.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                      236             689             443             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(863)

  Accumulation unit value:
    Beginning of period                    $13.53          $13.49          $13.67           N/A            N/A
    End of period                          $13.98          $13.53          $13.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.16           N/A             N/A             N/A            N/A
    End of period                          $13.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      590             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(689)

  Accumulation unit value:
    Beginning of period                    $18.40          $16.52          $15.62         $13.69           N/A
    End of period                          $17.41          $18.40          $16.52         $15.62           N/A
  Accumulation units outstanding
  at the end of period                     1,251           1,251           1,251           1,251           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(863)

  Accumulation unit value:
    Beginning of period                    $15.32          $13.49          $13.35           N/A            N/A
    End of period                          $13.87          $15.32          $13.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.54          $10.63           N/A            N/A
    End of period                          $10.99          $10.62          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       47              -              248             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.47           $4.72            N/A             N/A            N/A
    End of period                          $5.55           $5.47            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,067            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(619)

  Accumulation unit value:
    Beginning of period                    $10.27          $8.16           $8.90           $8.22           N/A
    End of period                          $10.08          $10.27          $8.16           $8.90           N/A
  Accumulation units outstanding
  at the end of period                       -              344             441             413            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.18           N/A             N/A            N/A
    End of period                          $10.21          $11.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      393             899             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(724)

  Accumulation unit value:
    Beginning of period                    $15.92          $11.69          $10.91         $10.81           N/A
    End of period                          $17.19          $15.92          $11.69         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     1,121           1,596           1,414            206            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(820)

  Accumulation unit value:
    Beginning of period                    $17.52          $14.35          $12.56           N/A            N/A
    End of period                          $18.79          $17.52          $14.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                      189             162             203             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(820)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $10.48           N/A            N/A
    End of period                          $13.31          $13.50          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,375           4,512           2,425            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(897)

  Accumulation unit value:
    Beginning of period                    $25.15          $21.42          $20.78           N/A            N/A
    End of period                          $33.06          $25.15          $21.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                      263              -              568             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(619)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.42          $12.32         $11.04           N/A
    End of period                          $14.94          $14.30          $13.42         $12.32           N/A
  Accumulation units outstanding
  at the end of period                      199             396             499             307            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(619)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.22          $10.07          $9.27           N/A
    End of period                          $11.65          $11.43          $10.22         $10.07           N/A
  Accumulation units outstanding
  at the end of period                      254             510             639             366            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(619)

  Accumulation unit value:
    Beginning of period                    $14.61          $12.80          $12.63         $11.02           N/A
    End of period                          $13.90          $14.61          $12.80         $12.63           N/A
  Accumulation units outstanding
  at the end of period                      205             406             511             308            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.61           $5.28           $5.28            N/A            N/A
    End of period                          $6.25           $5.61           $5.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              459             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(922)

  Accumulation unit value:
    Beginning of period                    $14.73          $15.37          $14.16           N/A            N/A
    End of period                          $17.11          $14.73          $15.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,373           1,566           1,290            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(922)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1064)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.55           N/A             N/A            N/A
    End of period                          $13.83          $12.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,157           1,243            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(628)

  Accumulation unit value:
    Beginning of period                    $13.51          $11.89          $10.75          $8.94           N/A
    End of period                          $13.96          $13.51          $11.89         $10.75           N/A
  Accumulation units outstanding
  at the end of period                     1,932           1,932           1,933           1,934           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1163)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.68           N/A             N/A            N/A
    End of period                          $13.31          $12.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                    $12.58          $12.14           N/A             N/A            N/A
    End of period                          $12.09          $12.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(619)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91           N/A
    End of period                           N/A             N/A             N/A           $10.08           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(619)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.38           N/A
    End of period                           N/A             N/A             N/A            $9.55           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.13          $11.50         $10.61           N/A
    End of period                          $14.45          $13.62          $12.13         $11.50           N/A
  Accumulation units outstanding
  at the end of period                      711            1,946           2,287           1,724           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(674)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.23          $11.71         $10.89           N/A
    End of period                          $14.34          $13.57          $12.23         $11.71           N/A
  Accumulation units outstanding
  at the end of period                       -              248             320             316            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(733)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.68          $10.47         $10.41           N/A
    End of period                          $12.00          $11.46          $10.68         $10.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -             28,664          5,287           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(724)

  Accumulation unit value:
    Beginning of period                    $12.90          $11.83          $11.44         $11.29           N/A
    End of period                          $13.62          $12.90          $11.83         $11.44           N/A
  Accumulation units outstanding
  at the end of period                     7,083           7,037           6,902            492            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(724)

  Accumulation unit value:
    Beginning of period                    $22.65          $20.50          $20.03         $19.79           N/A
    End of period                          $23.66          $22.65          $20.50         $20.03           N/A
  Accumulation units outstanding
  at the end of period                      442             416             384             56             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(607)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.63          $10.64         $10.74           N/A
    End of period                          $10.99          $10.80          $10.63         $10.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                    $19.67          $16.73          $15.92         $15.66           N/A
    End of period                          $20.61          $19.67          $16.73         $15.92           N/A
  Accumulation units outstanding
  at the end of period                      499             480             474             71             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(863)

  Accumulation unit value:
    Beginning of period                    $25.57          $23.14          $22.03           N/A            N/A
    End of period                          $27.36          $25.57          $23.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                      842              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(628)

  Accumulation unit value:
    Beginning of period                    $33.53          $32.30          $29.12         $24.92           N/A
    End of period                          $38.19          $33.53          $32.30         $29.12           N/A
  Accumulation units outstanding
  at the end of period                      204             204             204             205            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(628)

  Accumulation unit value:
    Beginning of period                    $14.87          $12.75          $12.36         $11.06           N/A
    End of period                          $14.58          $14.87          $12.75         $12.36           N/A
  Accumulation units outstanding
  at the end of period                     2,402           2,402           2,403           2,403           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.85%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(751)

  Accumulation unit value:
    Beginning of period                    $15.03          $12.61          $11.32           N/A            N/A
    End of period                          $16.03          $15.03          $12.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,451           3,567           3,947            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.13          $10.68          $9.99          $8.89
    End of period                          $13.13          $11.67          $11.13         $10.68          $9.99
  Accumulation units outstanding
  at the end of period                       94              51              49              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                    $15.22          $11.48          $10.82           N/A            N/A
    End of period                          $12.57          $15.22          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                      210             816             878             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $13.36          $12.01          $11.39         $10.97          $9.53
    End of period                          $14.46          $13.36          $12.01         $11.39          $10.97
  Accumulation units outstanding
  at the end of period                      840             909             922              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $17.00          $16.67          $15.27         $14.96          $12.70
    End of period                          $18.39          $17.00          $16.67         $15.27          $14.96
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(504)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $8.73           $8.99           N/A
    End of period                           N/A             N/A            $8.14           $8.73           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(504)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(335)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.19          $9.53           $8.96          $8.44
    End of period                          $11.52          $10.98          $10.19          $9.53          $8.96
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $26.69           N/A             N/A             N/A            N/A
    End of period                          $25.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      423             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(860)

  Accumulation unit value:
    Beginning of period                    $23.49          $23.10          $22.10           N/A            N/A
    End of period                          $25.05          $23.49          $23.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                      248             242             226             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(860)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.32           N/A             N/A             N/A            N/A
    End of period                          $13.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      827             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(563)

  Accumulation unit value:
    Beginning of period                    $16.72          $15.31          $15.24         $14.89           N/A
    End of period                          $16.34          $16.72          $15.31         $15.24           N/A
  Accumulation units outstanding
  at the end of period                     1,233           1,185           1,192             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(608)

  Accumulation unit value:
    Beginning of period                    $20.18          $17.29          $17.35         $15.76           N/A
    End of period                          $21.99          $20.18          $17.29         $17.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.42          $10.83          $10.84           N/A            N/A
    End of period                          $11.35          $12.42          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       27              12              13             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(335)

  Accumulation unit value:
    Beginning of period                    $16.44          $16.16          $16.20         $15.59          $15.32
    End of period                          $17.08          $16.44          $16.16         $16.20          $15.59
  Accumulation units outstanding
  at the end of period                       43              21             565              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(860)

  Accumulation unit value:
    Beginning of period                    $12.57          $11.18          $10.71           N/A            N/A
    End of period                          $12.56          $12.57          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                      459             467             467             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(860)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(372)

  Accumulation unit value:
    Beginning of period                    $14.01          $10.92          $9.48           $7.96          $6.34
    End of period                          $15.25          $14.01          $10.92          $9.48          $7.96
  Accumulation units outstanding
  at the end of period                      667            1,338            722              -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $20.58          $18.85          $18.89           N/A            N/A
    End of period                          $21.62          $20.58          $18.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       14              7               7              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(335)

  Accumulation unit value:
    Beginning of period                    $13.53          $13.48          $13.55         $13.43          $14.04
    End of period                          $13.99          $13.53          $13.48         $13.55          $13.43
  Accumulation units outstanding
  at the end of period                     2,927           2,760           2,516             -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.28           N/A             N/A             N/A            N/A
    End of period                          $13.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      799             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(335)

  Accumulation unit value:
    Beginning of period                    $18.39          $16.52          $15.62         $12.88          $10.85
    End of period                          $17.41          $18.39          $16.52         $15.62          $12.88
  Accumulation units outstanding
  at the end of period                     1,417           1,401           1,006             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(335)

  Accumulation unit value:
    Beginning of period                    $15.31          $13.48          $13.25         $11.82          $9.37
    End of period                          $13.86          $15.31          $13.48         $13.25          $11.82
  Accumulation units outstanding
  at the end of period                      849             806             811              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.46          $11.09          $9.36          $8.80
    End of period                          $10.78          $11.42          $10.46         $11.09          $9.36
  Accumulation units outstanding
  at the end of period                     1,110           1,273            603             167             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.54          $10.64         $10.57          $10.79
    End of period                          $10.98          $10.62          $10.54         $10.64          $10.57
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.47           $4.72            N/A             N/A            N/A
    End of period                          $5.55           $5.47            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,705            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(607)

  Accumulation unit value:
    Beginning of period                    $10.27          $8.15           $8.89           $8.39           N/A
    End of period                          $10.08          $10.27          $8.15           $8.89           N/A
  Accumulation units outstanding
  at the end of period                      940            2,783           2,649            211            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.41           N/A             N/A            N/A
    End of period                          $10.21          $11.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              808             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(397)

  Accumulation unit value:
    Beginning of period                    $8.84           $7.78           $7.68           $7.10          $6.31
    End of period                          $8.91           $8.84           $7.78           $7.68          $7.10
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(372)

  Accumulation unit value:
    Beginning of period                    $15.92          $11.69          $10.91          $8.76          $7.49
    End of period                          $17.19          $15.92          $11.69         $10.91          $8.76
  Accumulation units outstanding
  at the end of period                      510            1,048            566             166             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.44          $9.86           $9.98           N/A
    End of period                          $11.27          $10.78          $10.44          $9.86           N/A
  Accumulation units outstanding
  at the end of period                       -               -              173              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(335)

  Accumulation unit value:
    Beginning of period                    $17.52          $14.35          $13.03         $11.22          $8.75
    End of period                          $18.79          $17.52          $14.35         $13.03          $11.22
  Accumulation units outstanding
  at the end of period                      495             681             805              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(742)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $10.49           N/A            N/A
    End of period                          $13.31          $13.50          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             12,101           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(860)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.39          $9.90            N/A            N/A
    End of period                          $12.24          $10.57          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,100            845             758             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(860)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $25.14          $21.42          $14.19         $16.11           N/A
    End of period                          $33.05          $25.14          $21.42         $14.19           N/A
  Accumulation units outstanding
  at the end of period                      647             290            1,040             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(563)

  Accumulation unit value:
    Beginning of period                    $12.52          $12.31          $9.23           $8.35           N/A
    End of period                          $12.78          $12.52          $12.31          $9.23           N/A
  Accumulation units outstanding
  at the end of period                      874            1,047            546             202            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(397)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.41          $12.32         $10.95          $9.70
    End of period                          $14.93          $14.30          $13.41         $12.32          $10.95
  Accumulation units outstanding
  at the end of period                       -              195             305              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(415)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.22          $10.07          $9.41          $8.70
    End of period                          $11.65          $11.43          $10.22         $10.07          $9.41
  Accumulation units outstanding
  at the end of period                       -              256            2,816             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(607)

  Accumulation unit value:
    Beginning of period                    $19.22          $18.06          $17.06         $15.39           N/A
    End of period                          $16.72          $19.22          $18.06         $17.06           N/A
  Accumulation units outstanding
  at the end of period                       -              350             461             109            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(397)

  Accumulation unit value:
    Beginning of period                    $14.61          $12.79          $12.63         $11.07          $9.70
    End of period                          $13.90          $14.61          $12.79         $12.63          $11.07
  Accumulation units outstanding
  at the end of period                      228             198              98              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.61           $5.28           $5.28            N/A            N/A
    End of period                          $6.24           $5.61           $5.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              734             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(773)

  Accumulation unit value:
    Beginning of period                    $14.73          $15.37          $12.13           N/A            N/A
    End of period                          $17.11          $14.73          $15.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,456           2,373           4,546            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(742)

  Accumulation unit value:
    Beginning of period                    $12.84          $11.78          $10.72           N/A            N/A
    End of period                          $13.82          $12.84          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,612           5,636           6,182            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.89          $10.75          $9.38          $7.18
    End of period                          $13.95          $13.50          $11.89         $10.75          $9.38
  Accumulation units outstanding
  at the end of period                       29              15              15              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(264)

  Accumulation unit value:
    Beginning of period                    $12.65          $12.58          $12.65         $12.46          $12.28
    End of period                          $13.31          $12.65          $12.58         $12.65          $12.46
  Accumulation units outstanding
  at the end of period                     3,169           2,983           4,111             -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(264)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(911)

  Accumulation unit value:
    Beginning of period                    $20.59          $18.57          $18.02           N/A            N/A
    End of period                          $18.58          $20.59          $18.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       16              7               7              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(397)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.68          $12.76
    End of period                           N/A             N/A             N/A           $13.99          $13.68
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.71          $11.85         $11.56           N/A
    End of period                          $12.13          $12.59          $11.71         $11.85           N/A
  Accumulation units outstanding
  at the end of period                       26              12              12              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(372)

  Accumulation unit value:
    Beginning of period                    $19.31          $17.58          $17.24         $16.16          $14.54
    End of period                          $17.71          $19.31          $17.58         $17.24          $16.16
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.97           N/A
    End of period                           N/A             N/A             N/A            $9.96           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(198)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.68          $7.67
    End of period                           N/A             N/A             N/A            $9.79          $9.68
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(198)

  Accumulation unit value:
    Beginning of period                    $7.44
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(256)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.12          $11.50         $10.51          $8.48
    End of period                          $14.45          $13.62          $12.12         $11.50          $10.51
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(256)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.36          $10.17           N/A            N/A
    End of period                          $11.22          $10.86          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,032           2,337            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(595)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.23          $10.95         $11.71           N/A
    End of period                          $14.33          $13.57          $12.23         $10.95           N/A
  Accumulation units outstanding
  at the end of period                     17,366          16,720          12,099            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.68          $10.33           N/A            N/A
    End of period                          $12.00          $11.46          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              729             568             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $12.89          $11.83          $11.43         $10.74          $9.98
    End of period                          $13.61          $12.89          $11.83         $11.43          $10.74
  Accumulation units outstanding
  at the end of period                     1,899           1,995           2,100             -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.26           N/A
    End of period                           N/A             N/A             N/A           $10.40           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                    $22.64          $20.50          $20.03         $18.58          $16.72
    End of period                          $23.65          $22.64          $20.50         $20.03          $18.58
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(911)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.61          $10.60           N/A            N/A
    End of period                          $10.97          $10.78          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,110           1,823             22             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(335)

  Accumulation unit value:
    Beginning of period                    $19.67          $16.73          $15.92         $14.27          $11.84
    End of period                          $20.61          $19.67          $16.73         $15.92          $14.27
  Accumulation units outstanding
  at the end of period                      910             845              14              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $25.56          $23.13          $22.43         $21.00          $18.07
    End of period                          $27.35          $25.56          $23.13         $22.43          $21.00
  Accumulation units outstanding
  at the end of period                      761             783             791              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $33.51          $32.29          $29.11         $25.38          $20.98
    End of period                          $38.17          $33.51          $32.29         $29.11          $25.38
  Accumulation units outstanding
  at the end of period                      448             486             474              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(335)

  Accumulation unit value:
    Beginning of period                    $14.87          $12.75          $12.36         $11.03          $9.19
    End of period                          $14.58          $14.87          $12.75         $12.36          $11.03
  Accumulation units outstanding
  at the end of period                     1,527           2,357           2,302             -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.86%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $15.01          $12.60          $11.71         $10.14           N/A
    End of period                          $16.01          $15.01          $12.60         $11.71           N/A
  Accumulation units outstanding
  at the end of period                     1,670            225             107              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(634)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.13          $10.68          $9.47           N/A
    End of period                          $13.12          $11.67          $11.13         $10.68           N/A
  Accumulation units outstanding
  at the end of period                     2,250           2,553           2,381           1,387           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                    $15.22          $12.38           N/A             N/A            N/A
    End of period                          $12.57          $15.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,239           3,864            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(551)

  Accumulation unit value:
    Beginning of period                    $13.35          $12.00          $11.39         $11.59           N/A
    End of period                          $14.45          $13.35          $12.00         $11.39           N/A
  Accumulation units outstanding
  at the end of period                     1,053            951            1,094            521            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(757)

  Accumulation unit value:
    Beginning of period                    $16.98          $16.65          $14.73           N/A            N/A
    End of period                          $18.36          $16.98          $16.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              488            1,155            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(655)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $8.99           $8.14           N/A
    End of period                           N/A             N/A            $8.13           $8.99           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              630            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(655)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(655)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.19          $9.52           $8.76           N/A
    End of period                          $11.51          $10.97          $10.19          $9.52           N/A
  Accumulation units outstanding
  at the end of period                      894            7,065           1,009           1,048           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(655)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(918)

  Accumulation unit value:
    Beginning of period                    $21.99          $19.97          $19.05           N/A            N/A
    End of period                          $25.78          $21.99          $19.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              564             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(742)

  Accumulation unit value:
    Beginning of period                    $23.46          $23.08          $22.01           N/A            N/A
    End of period                          $25.01          $23.46          $23.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $13.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,732            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                    $16.71          $15.30          $14.84           N/A            N/A
    End of period                          $16.33          $16.71          $15.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                      109              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(634)

  Accumulation unit value:
    Beginning of period                    $20.16          $17.28          $17.34         $14.27           N/A
    End of period                          $21.96          $20.16          $17.28         $17.34           N/A
  Accumulation units outstanding
  at the end of period                      765             681            1,319            298            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,485           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,912            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(959)

  Accumulation unit value:
    Beginning of period                    $12.38          $10.82          $10.94           N/A            N/A
    End of period                          $11.29          $12.38          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,398           2,079             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(959)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(598)

  Accumulation unit value:
    Beginning of period                    $16.42          $16.14          $16.18         $15.16           N/A
    End of period                          $17.07          $16.42          $16.14         $16.18           N/A
  Accumulation units outstanding
  at the end of period                      552            1,294            305             288            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1196)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.45           N/A             N/A            N/A
    End of period                          $12.55          $12.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      142             149             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                    $14.00          $10.91          $9.47           $9.41           N/A
    End of period                          $15.23          $14.00          $10.91          $9.47           N/A
  Accumulation units outstanding
  at the end of period                     8,441           5,303            806             449            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $21.82           N/A             N/A             N/A            N/A
    End of period                          $21.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      457             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(742)

  Accumulation unit value:
    Beginning of period                    $13.51          $13.47          $13.51           N/A            N/A
    End of period                          $13.97          $13.51          $13.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,227            414             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.89           N/A             N/A             N/A            N/A
    End of period                          $13.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,807            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(551)

  Accumulation unit value:
    Beginning of period                    $18.37          $16.50          $15.61         $13.99           N/A
    End of period                          $17.39          $18.37          $16.50         $15.61           N/A
  Accumulation units outstanding
  at the end of period                     1,884           1,846           1,967           1,219           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(638)

  Accumulation unit value:
    Beginning of period                    $15.29          $13.47          $13.24         $11.23           N/A
    End of period                          $13.85          $15.29          $13.47         $13.24           N/A
  Accumulation units outstanding
  at the end of period                     3,124           3,322           5,456           1,786           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(638)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(551)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.46          $11.08          $9.87           N/A
    End of period                          $10.77          $11.41          $10.46         $11.08           N/A
  Accumulation units outstanding
  at the end of period                     19,596          28,116          35,856         29,715           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(563)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.54          $10.64         $10.52           N/A
    End of period                          $10.97          $10.61          $10.54         $10.64           N/A
  Accumulation units outstanding
  at the end of period                     6,269           5,522           2,693           1,268           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1209)

  Accumulation unit value:
    Beginning of period                    $5.47           $5.32            N/A             N/A            N/A
    End of period                          $5.54           $5.47            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      459              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1209)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(817)

  Accumulation unit value:
    Beginning of period                    $10.53          $9.55           $9.20            N/A            N/A
    End of period                          $9.43           $10.53          $9.55            N/A            N/A
  Accumulation units outstanding
  at the end of period                      384             399             385             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(817)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(551)

  Accumulation unit value:
    Beginning of period                    $10.26          $8.15           $8.89           $8.86           N/A
    End of period                          $10.07          $10.26          $8.15           $8.89           N/A
  Accumulation units outstanding
  at the end of period                     21,361          36,693          45,322         35,204           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1050)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.05           N/A             N/A            N/A
    End of period                          $10.20          $11.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,050           2,603            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1050)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(747)

  Accumulation unit value:
    Beginning of period                    $8.82           $7.77           $7.51            N/A            N/A
    End of period                          $8.89           $8.82           $7.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,338           6,923           9,198            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(733)

  Accumulation unit value:
    Beginning of period                    $13.34          $11.57          $11.22         $11.14           N/A
    End of period                          $10.71          $13.34          $11.57         $11.22           N/A
  Accumulation units outstanding
  at the end of period                     1,410           1,376           1,435            380            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(551)

  Accumulation unit value:
    Beginning of period                    $15.90          $11.68          $10.91          $9.57           N/A
    End of period                          $17.17          $15.90          $11.68         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     24,227          28,863          43,598         33,137           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(551)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.43          $9.97          $10.21           N/A
    End of period                          $11.26          $10.77          $10.43          $9.97           N/A
  Accumulation units outstanding
  at the end of period                     3,682           5,776           2,810           1,857           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(563)

  Accumulation unit value:
    Beginning of period                    $17.50          $14.34          $13.02         $11.48           N/A
    End of period                          $18.78          $17.50          $14.34         $13.02           N/A
  Accumulation units outstanding
  at the end of period                     4,194           4,129           5,172           1,463           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $10.87          $9.61           N/A
    End of period                          $13.31          $13.50          $11.69         $10.87           N/A
  Accumulation units outstanding
  at the end of period                    135,269         173,265         129,284          6,148           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                    $10.63          $9.45            N/A             N/A            N/A
    End of period                          $11.73          $10.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,508           5,045            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(747)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.39          $10.40           N/A            N/A
    End of period                          $12.23          $10.57          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,024          11,522          20,237           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $25.13          $21.41          $16.10         $14.19           N/A
    End of period                          $33.03          $25.13          $21.41         $16.10           N/A
  Accumulation units outstanding
  at the end of period                     2,808           3,158           4,192           1,164           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(551)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.30          $9.22           $8.45           N/A
    End of period                          $12.77          $12.51          $12.30          $9.22           N/A
  Accumulation units outstanding
  at the end of period                     17,738          29,798          38,960         36,393           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1196)

  Accumulation unit value:
    Beginning of period                    $10.11          $10.28           N/A             N/A            N/A
    End of period                          $10.56          $10.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      172             180             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(563)

  Accumulation unit value:
    Beginning of period                    $14.29          $13.41          $12.32         $11.50           N/A
    End of period                          $14.92          $14.29          $13.41         $12.32           N/A
  Accumulation units outstanding
  at the end of period                     5,974           4,963           5,492           1,191           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.21          $10.07          $9.59           N/A
    End of period                          $11.64          $11.42          $10.21         $10.07           N/A
  Accumulation units outstanding
  at the end of period                     7,742           6,215           5,367           3,112           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(551)

  Accumulation unit value:
    Beginning of period                    $19.21          $18.05          $17.05         $15.87           N/A
    End of period                          $16.71          $19.21          $18.05         $17.05           N/A
  Accumulation units outstanding
  at the end of period                     6,400           17,825          22,477         18,947           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(563)

  Accumulation unit value:
    Beginning of period                    $14.60          $12.79          $12.63         $11.69           N/A
    End of period                          $13.89          $14.60          $12.79         $12.63           N/A
  Accumulation units outstanding
  at the end of period                     9,743           5,955           5,883           1,765           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(772)

  Accumulation unit value:
    Beginning of period                    $5.60           $5.27           $4.93            N/A            N/A
    End of period                          $6.24           $5.60           $5.27            N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,112             -             1,050            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(718)

  Accumulation unit value:
    Beginning of period                    $14.73          $15.37          $11.39         $11.03           N/A
    End of period                          $17.10          $14.73          $15.37         $11.39           N/A
  Accumulation units outstanding
  at the end of period                     19,524          13,888          15,624          6,285           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(718)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(729)

  Accumulation unit value:
    Beginning of period                    $12.84          $11.78          $11.04         $10.87           N/A
    End of period                          $13.82          $12.84          $11.78         $11.04           N/A
  Accumulation units outstanding
  at the end of period                       -             18,943          23,937         17,504           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(772)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.88          $10.39           N/A            N/A
    End of period                          $13.95          $13.50          $11.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      221            2,080           2,533            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(658)

  Accumulation unit value:
    Beginning of period                    $12.64          $12.57          $12.64         $12.55           N/A
    End of period                          $13.29          $12.64          $12.57         $12.64           N/A
  Accumulation units outstanding
  at the end of period                     2,657           2,141           1,819            414            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(658)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(655)

  Accumulation unit value:
    Beginning of period                    $20.50          $18.54          $17.54         $15.76           N/A
    End of period                          $18.47          $20.50          $18.54         $17.54           N/A
  Accumulation units outstanding
  at the end of period                      525             537             547             572            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(655)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(658)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.89           N/A
    End of period                           N/A             N/A             N/A           $13.98           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(658)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.57          $11.70          $11.84         $11.55           N/A
    End of period                          $12.08          $12.57          $11.70         $11.84           N/A
  Accumulation units outstanding
  at the end of period                     3,184           3,681           1,583            453            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $20.65           N/A             N/A             N/A            N/A
    End of period                          $17.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       95             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(655)

  Accumulation unit value:
    Beginning of period                    $7.93           $7.71           $7.08           $6.04           N/A
    End of period                          $7.65           $7.93           $7.71           $7.08           N/A
  Accumulation units outstanding
  at the end of period                       -             1,345           1,333           1,416           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(655)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(724)

  Accumulation unit value:
    Beginning of period                    $13.61          $12.11          $11.49         $11.29           N/A
    End of period                          $14.43          $13.61          $12.11         $11.49           N/A
  Accumulation units outstanding
  at the end of period                     3,737           3,914           1,832            376            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(830)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.36          $10.11           N/A            N/A
    End of period                          $11.22          $10.86          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,886          46,521          41,314           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(621)

  Accumulation unit value:
    Beginning of period                    $13.55          $12.22          $11.70         $10.66           N/A
    End of period                          $14.32          $13.55          $12.22         $11.70           N/A
  Accumulation units outstanding
  at the end of period                     62,746          66,776          70,241         36,386           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(712)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.68          $10.47         $10.29           N/A
    End of period                          $12.00          $11.46          $10.68         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     24,904          28,095          45,064         22,956           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(655)

  Accumulation unit value:
    Beginning of period                    $12.88          $11.82          $11.43         $10.55           N/A
    End of period                          $13.60          $12.88          $11.82         $11.43           N/A
  Accumulation units outstanding
  at the end of period                    131,728         146,428         140,006          6,027           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(655)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(598)

  Accumulation unit value:
    Beginning of period                    $22.61          $20.47          $20.00         $18.55           N/A
    End of period                          $23.62          $22.61          $20.47         $20.00           N/A
  Accumulation units outstanding
  at the end of period                     5,181           8,509           1,350            215            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(742)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.61          $10.63           N/A            N/A
    End of period                          $10.97          $10.78          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              524             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                    $19.66          $16.73          $15.91         $15.66           N/A
    End of period                          $20.60          $19.66          $16.73         $15.91           N/A
  Accumulation units outstanding
  at the end of period                      101             267             265             271            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(551)

  Accumulation unit value:
    Beginning of period                    $25.52          $23.10          $22.40         $21.67           N/A
    End of period                          $27.31          $25.52          $23.10         $22.40           N/A
  Accumulation units outstanding
  at the end of period                     1,173            758             780             190            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(551)

  Accumulation unit value:
    Beginning of period                    $33.47          $32.25          $29.08         $26.72           N/A
    End of period                          $38.12          $33.47          $32.25         $29.08           N/A
  Accumulation units outstanding
  at the end of period                      564             538            1,430           1,185           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(638)

  Accumulation unit value:
    Beginning of period                    $14.86          $12.74          $12.35         $10.85           N/A
    End of period                          $14.56          $14.86          $12.74         $12.35           N/A
  Accumulation units outstanding
  at the end of period                      765             850            3,008           1,873           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(638)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.87%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1314)

  Accumulation unit value:
    Beginning of period                    $14.11           N/A             N/A             N/A            N/A
    End of period                          $13.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,512            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1314)

  Accumulation unit value:
    Beginning of period                    $13.25           N/A             N/A             N/A            N/A
    End of period                          $13.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,610            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(1314)

  Accumulation unit value:
    Beginning of period                    $23.72           N/A             N/A             N/A            N/A
    End of period                          $23.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      450             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.895%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1154)

  Accumulation unit value:
    Beginning of period                    $14.95          $13.73           N/A             N/A            N/A
    End of period                          $15.94          $14.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      291             409             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1154)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.95           N/A             N/A            N/A
    End of period                          $13.09          $11.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      311            1,367            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(952)

  Accumulation unit value:
    Beginning of period                    $15.21          $11.48          $11.08           N/A            N/A
    End of period                          $12.55          $15.21          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                      273            6,503           1,854            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(952)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(947)

  Accumulation unit value:
    Beginning of period                    $16.92          $16.59          $16.18           N/A            N/A
    End of period                          $18.29          $16.92          $16.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              302             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1154)

  Accumulation unit value:
    Beginning of period                    $21.90          $20.18           N/A             N/A            N/A
    End of period                          $25.67          $21.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,215             46             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.91           N/A             N/A             N/A            N/A
    End of period                          $13.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,874            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1154)

  Accumulation unit value:
    Beginning of period                    $20.09          $18.64           N/A             N/A            N/A
    End of period                          $21.87          $20.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              301             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      362             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      419             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.97           N/A             N/A             N/A            N/A
    End of period                          $10.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      450             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.75            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      728             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1154)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.45           N/A             N/A            N/A
    End of period                          $11.28          $12.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              245             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1154)

  Accumulation unit value:
    Beginning of period                    $12.56          $11.53           N/A             N/A            N/A
    End of period                          $12.54          $12.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              487             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(822)

  Accumulation unit value:
    Beginning of period                    $13.95          $10.88          $9.24            N/A            N/A
    End of period                          $15.18          $13.95          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,284           5,485           4,081            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(947)

  Accumulation unit value:
    Beginning of period                    $20.42          $18.76          $18.25           N/A            N/A
    End of period                          $21.42          $20.42          $18.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              153             268             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.99           N/A             N/A             N/A            N/A
    End of period                          $13.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,862            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(947)

  Accumulation unit value:
    Beginning of period                    $18.32          $16.46          $16.03           N/A            N/A
    End of period                          $17.33          $18.32          $16.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       67              -             1,262            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(933)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.43          $12.87           N/A            N/A
    End of period                          $13.80          $15.24          $13.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,328            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(441)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.43          $11.06          $9.34          $8.14
    End of period                          $10.74          $11.38          $10.43         $11.06          $9.34
  Accumulation units outstanding
  at the end of period                     3,040           1,911           1,784           1,654          1,654

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(831)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.52          $10.62           N/A            N/A
    End of period                          $10.95          $10.59          $10.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(869)

  Accumulation unit value:
    Beginning of period                    $10.51          $9.53           $9.83            N/A            N/A
    End of period                          $9.40           $10.51          $9.53            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,119            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(869)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $10.23          $8.13           $8.87           $8.88          $7.82
    End of period                          $10.04          $10.23          $8.13           $8.87          $8.88
  Accumulation units outstanding
  at the end of period                     4,193           3,167           3,558           7,798          1,722

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $11.86           N/A             N/A             N/A            N/A
    End of period                          $10.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      276             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(546)

  Accumulation unit value:
    Beginning of period                    $13.31          $11.55          $11.20         $10.56           N/A
    End of period                          $10.69          $13.31          $11.55         $11.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             3,349           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                    $15.86          $11.65          $10.88          $8.75          $8.42
    End of period                          $17.12          $15.86          $11.65         $10.88          $8.75
  Accumulation units outstanding
  at the end of period                     5,328           8,125           3,159           3,267          1,599

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(546)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.41          $9.95           $9.84           N/A
    End of period                          $11.23          $10.75          $10.41          $9.95           N/A
  Accumulation units outstanding
  at the end of period                       -              888              -             2,365           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $17.47          $14.32          $13.01         $12.32           N/A
    End of period                          $18.74          $17.47          $14.32         $13.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,446           1,697           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(830)

  Accumulation unit value:
    Beginning of period                    $13.49          $11.69          $10.43           N/A            N/A
    End of period                          $13.29          $13.49          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,505             -             1,309            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(695)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.38          $10.79         $10.21           N/A
    End of period                          $12.22          $10.56          $10.38         $10.79           N/A
  Accumulation units outstanding
  at the end of period                     1,359           3,354           1,473           1,621           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(546)

  Accumulation unit value:
    Beginning of period                    $25.06          $21.36          $16.07         $12.76           N/A
    End of period                          $32.94          $25.06          $21.36         $16.07           N/A
  Accumulation units outstanding
  at the end of period                     2,699            762             796            2,666           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $12.48          $12.27          $9.20           $8.05          $7.53
    End of period                          $12.73          $12.48          $12.27          $9.20          $8.05
  Accumulation units outstanding
  at the end of period                     4,894           3,520           3,300           3,816          1,788

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1223)

  Accumulation unit value:
    Beginning of period                    $10.10          $10.10           N/A             N/A            N/A
    End of period                          $10.56          $10.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              944             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1223)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $14.27          $13.39          $12.31         $11.76           N/A
    End of period                          $14.89          $14.27          $13.39         $12.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,505           1,779           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(710)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.20          $10.06          $9.79           N/A
    End of period                          $11.62          $11.40          $10.20         $10.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -              490            2,136           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(441)

  Accumulation unit value:
    Beginning of period                    $19.16          $18.01          $17.02         $15.56          $14.67
    End of period                          $16.66          $19.16          $18.01         $17.02          $15.56
  Accumulation units outstanding
  at the end of period                     2,462           1,815           1,806           2,016           918

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                    $14.58          $12.77          $12.61         $12.06           N/A
    End of period                          $13.86          $14.58          $12.77         $12.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,562           1,734           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(885)

  Accumulation unit value:
    Beginning of period                    $14.72          $15.36          $12.88           N/A            N/A
    End of period                          $17.08          $14.72          $15.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,980           2,143           3,874            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(830)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.77          $10.49           N/A            N/A
    End of period                          $13.80          $12.83          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,199            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(546)

  Accumulation unit value:
    Beginning of period                    $13.48          $11.86          $10.73          $9.61           N/A
    End of period                          $13.92          $13.48          $11.86         $10.73           N/A
  Accumulation units outstanding
  at the end of period                       -              453              -             3,647           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      333             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(616)

  Accumulation unit value:
    Beginning of period                    $12.60          $12.53          $12.61         $12.36           N/A
    End of period                          $13.25          $12.60          $12.53         $12.61           N/A
  Accumulation units outstanding
  at the end of period                      724              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(1154)

  Accumulation unit value:
    Beginning of period                    $20.41          $18.75           N/A             N/A            N/A
    End of period                          $18.39          $20.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              199             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1112)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.79           N/A             N/A            N/A
    End of period                          $12.03          $12.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(947)

  Accumulation unit value:
    Beginning of period                    $7.91           $7.70           $7.40            N/A            N/A
    End of period                          $7.63           $7.91           $7.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              661             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(887)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.08          $11.61           N/A            N/A
    End of period                          $14.38          $13.56          $12.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,111          13,111          8,789            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(887)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(464)

  Accumulation unit value:
    Beginning of period                    $13.51          $12.19          $11.67         $10.79          $10.42
    End of period                          $14.27          $13.51          $12.19         $11.67          $10.79
  Accumulation units outstanding
  at the end of period                       -             4,767           9,111            457            470

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(912)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.68          $10.57           N/A            N/A
    End of period                          $11.98          $11.45          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(912)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $12.84          $11.78          $11.40         $10.71          $10.37
    End of period                          $13.55          $12.84          $11.78         $11.40          $10.71
  Accumulation units outstanding
  at the end of period                       -             2,730           6,629           4,681          2,833

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $22.24           N/A             N/A             N/A            N/A
    End of period                          $23.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,465            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(870)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.57          $10.55           N/A            N/A
    End of period                          $10.92          $10.73          $10.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(870)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1154)

  Accumulation unit value:
    Beginning of period                    $19.63          $18.40           N/A             N/A            N/A
    End of period                          $20.56          $19.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              305             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(546)

  Accumulation unit value:
    Beginning of period                    $25.42          $23.01          $22.33         $20.99           N/A
    End of period                          $27.19          $25.42          $23.01         $22.33           N/A
  Accumulation units outstanding
  at the end of period                      278             474              -             2,223           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(546)

  Accumulation unit value:
    Beginning of period                    $33.34          $32.13          $28.98         $25.66           N/A
    End of period                          $37.95          $33.34          $32.13         $28.98           N/A
  Accumulation units outstanding
  at the end of period                      175             355             159             904            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(822)

  Accumulation unit value:
    Beginning of period                    $14.82          $12.71          $12.05           N/A            N/A
    End of period                          $14.52          $14.82          $12.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                      162             686            3,422            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $14.94          $12.55          $11.67         $10.32          $8.48
    End of period                          $15.93          $14.94          $12.55         $11.67          $10.32
  Accumulation units outstanding
  at the end of period                     1,770           1,966           2,591             -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(974)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.12          $11.23           N/A            N/A
    End of period                          $13.12          $11.67          $11.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(974)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(898)

  Accumulation unit value:
    Beginning of period                    $15.21          $11.48          $10.95           N/A            N/A
    End of period                          $12.55          $15.21          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                      302            1,169           1,235            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(898)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                    $13.32          $11.98          $10.76           N/A            N/A
    End of period                          $14.41          $13.32          $11.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                      822             833             836             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.32           N/A             N/A             N/A            N/A
    End of period                          $13.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,666            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                    $12.37          $10.82          $10.47           N/A            N/A
    End of period                          $11.28          $12.37          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                      186             196             205             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(746)

  Accumulation unit value:
    Beginning of period                    $13.95          $10.88          $9.22            N/A            N/A
    End of period                          $15.17          $13.95          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,646           4,017           5,174            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $20.36           N/A             N/A             N/A            N/A
    End of period                          $21.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      512             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(386)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.41          $13.49         $13.37          $13.24
    End of period                          $13.90          $13.45          $13.41         $13.49          $13.37
  Accumulation units outstanding
  at the end of period                       -              194             180              -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(386)

  Accumulation unit value:
    Beginning of period                    $18.31          $16.45          $15.56         $12.85          $11.45
    End of period                          $17.32          $18.31          $16.45         $15.56          $12.85
  Accumulation units outstanding
  at the end of period                      766            1,134           15,148            -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(326)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.43          $13.21         $11.78          $9.24
    End of period                          $13.79          $15.24          $13.43         $13.21          $11.78
  Accumulation units outstanding
  at the end of period                      769             746             732              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(302)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.43          $9.34           $9.34          $6.69
    End of period                          $10.73          $11.37          $10.43         $11.06          $9.34
  Accumulation units outstanding
  at the end of period                       -              976             976              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.45           $4.71            N/A             N/A            N/A
    End of period                          $5.52           $5.45            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,199           2,291            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.41           N/A             N/A            N/A
    End of period                          $10.20          $11.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,081            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(302)

  Accumulation unit value:
    Beginning of period                    $15.86          $11.65          $10.88          $8.74          $6.06
    End of period                          $17.11          $15.86          $11.65         $10.88          $8.74
  Accumulation units outstanding
  at the end of period                       -              817              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(974)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.40          $10.40           N/A            N/A
    End of period                          $11.23          $10.76          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(974)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(302)

  Accumulation unit value:
    Beginning of period                    $17.47          $14.32          $13.01         $11.21          $7.93
    End of period                          $18.73          $17.47          $14.32         $13.01          $11.21
  Accumulation units outstanding
  at the end of period                      499             523             549              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                    $13.49          $11.69          $10.88           N/A            N/A
    End of period                          $13.29          $13.49          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,535           29,943          7,859            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1145)

  Accumulation unit value:
    Beginning of period                    $10.63          $9.73            N/A             N/A            N/A
    End of period                          $11.72          $10.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,422            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1145)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(699)

  Accumulation unit value:
    Beginning of period                    $25.05          $21.35          $16.07         $15.67           N/A
    End of period                          $32.92          $25.05          $21.35         $16.07           N/A
  Accumulation units outstanding
  at the end of period                     1,144            293            1,507             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(302)

  Accumulation unit value:
    Beginning of period                    $12.47          $12.27          $9.20           $8.05          $6.87
    End of period                          $12.73          $12.47          $12.27          $9.20          $8.05
  Accumulation units outstanding
  at the end of period                       -             1,035           1,035             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.59           $5.26           $5.26            N/A            N/A
    End of period                          $6.22           $5.59           $5.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              984             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(936)

  Accumulation unit value:
    Beginning of period                    $14.71          $15.36          $13.60           N/A            N/A
    End of period                          $17.08          $14.71          $15.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(936)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.77          $11.00           N/A            N/A
    End of period                          $13.80          $12.83          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,132           4,419           5,307            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $13.47          $11.86          $10.73          $9.37          $7.65
    End of period                          $13.91          $13.47          $11.86         $10.73          $9.37
  Accumulation units outstanding
  at the end of period                      849            1,358           1,402             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(337)

  Accumulation unit value:
    Beginning of period                    $12.60          $12.53          $12.61         $12.42          $12.66
    End of period                          $13.24          $12.60          $12.53         $12.61          $12.42
  Accumulation units outstanding
  at the end of period                     2,816           2,985           2,959             -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.66          $11.81         $11.52           N/A
    End of period                          $12.03          $12.52          $11.66         $11.81           N/A
  Accumulation units outstanding
  at the end of period                      560             587             616              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                    $7.90           $7.70           $6.81            N/A            N/A
    End of period                          $7.62           $7.90           $7.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,359           1,378            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.36          $10.17           N/A            N/A
    End of period                          $11.20          $10.85          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              590             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(337)

  Accumulation unit value:
    Beginning of period                    $22.51          $20.39          $19.93         $18.50          $16.63
    End of period                          $23.50          $22.51          $20.39         $19.93          $18.50
  Accumulation units outstanding
  at the end of period                      517            1,021           1,000             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.72           N/A             N/A             N/A            N/A
    End of period                          $10.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,324           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $25.41          $23.00          $22.32         $20.91          $17.92
    End of period                          $27.17          $25.41          $23.00         $22.32          $20.91
  Accumulation units outstanding
  at the end of period                      539             554             541              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(326)

  Accumulation unit value:
    Beginning of period                    $14.82          $12.71          $12.33         $11.01          $9.01
    End of period                          $14.52          $14.82          $12.71         $12.33          $11.01
  Accumulation units outstanding
  at the end of period                      760             795             788              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.91%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $14.93          $12.53          $11.66         $10.32          $9.10
    End of period                          $15.91          $14.93          $12.53         $11.66          $10.32
  Accumulation units outstanding
  at the end of period                     5,378           3,295           2,659            536             83

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(434)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.11          $10.66          $9.98          $9.71
    End of period                          $13.08          $11.64          $11.11         $10.66          $9.98
  Accumulation units outstanding
  at the end of period                     8,864           8,144           8,040           7,111          2,620

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(969)

  Accumulation unit value:
    Beginning of period                    $15.20          $11.48          $11.33           N/A            N/A
    End of period                          $12.55          $15.20          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                      673            2,032           1,002            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(969)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(420)

  Accumulation unit value:
    Beginning of period                    $13.32          $11.98          $11.37         $10.96          $10.02
    End of period                          $14.41          $13.32          $11.98         $11.37          $10.96
  Accumulation units outstanding
  at the end of period                     3,178           3,225           3,053           2,040            75

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $16.89          $16.57          $15.18         $14.89          $13.56
    End of period                          $18.26          $16.89          $16.57         $15.18          $14.89
  Accumulation units outstanding
  at the end of period                       -             2,600           2,696           2,213          1,920

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(434)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $8.96           $8.67          $8.52
    End of period                           N/A             N/A            $8.11           $8.96          $8.67
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              968           1,079

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(420)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.16          $9.50           $8.94          $8.46
    End of period                          $11.46          $10.93          $10.16          $9.50          $8.94
  Accumulation units outstanding
  at the end of period                     2,367           2,469           2,679           2,025          1,154

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $23.63           N/A             N/A             N/A            N/A
    End of period                          $25.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,074            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(434)

  Accumulation unit value:
    Beginning of period                    $23.33          $22.96          $22.58         $20.82          $19.92
    End of period                          $24.86          $23.33          $22.96         $22.58          $20.82
  Accumulation units outstanding
  at the end of period                     1,390            335             373             414            462

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.37           N/A             N/A             N/A            N/A
    End of period                          $13.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,565            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(453)

  Accumulation unit value:
    Beginning of period                    $16.62          $15.23          $15.16         $14.68          $14.03
    End of period                          $16.23          $16.62          $15.23         $15.16          $14.68
  Accumulation units outstanding
  at the end of period                      538            1,245           2,156           1,540           425

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(453)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(426)

  Accumulation unit value:
    Beginning of period                    $20.06          $17.20          $17.27         $14.97          $14.40
    End of period                          $21.84          $20.06          $17.20         $17.27          $14.97
  Accumulation units outstanding
  at the end of period                      795             795             783             783            789

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,812           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,340            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.72           N/A             N/A             N/A            N/A
    End of period                          $10.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,120            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                    $12.37          $10.82          $10.99           N/A            N/A
    End of period                          $11.28          $12.37          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(447)

  Accumulation unit value:
    Beginning of period                    $16.33          $16.06          $16.11         $15.51          $15.26
    End of period                          $16.97          $16.33          $16.06         $16.11          $15.51
  Accumulation units outstanding
  at the end of period                     1,585           3,116           4,307           4,377           394

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(969)

  Accumulation unit value:
    Beginning of period                    $12.56          $11.17          $11.13           N/A            N/A
    End of period                          $12.54          $12.56          $11.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,084           1,529           1,529            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(969)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(434)

  Accumulation unit value:
    Beginning of period                    $13.94          $10.87          $9.44           $7.93          $7.29
    End of period                          $15.16          $13.94          $10.87          $9.44          $7.93
  Accumulation units outstanding
  at the end of period                     1,123           9,876           7,385           7,490          1,263

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(574)

  Accumulation unit value:
    Beginning of period                    $20.39          $18.73          $18.16         $15.73           N/A
    End of period                          $21.38          $20.39          $18.73         $18.16           N/A
  Accumulation units outstanding
  at the end of period                     4,471           1,149            955             504            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(426)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.40          $13.47         $13.36          $13.33
    End of period                          $13.88          $13.44          $13.40         $13.47          $13.36
  Accumulation units outstanding
  at the end of period                     2,319           2,430           4,328           4,455          2,652

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.17           N/A             N/A             N/A            N/A
    End of period                          $13.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,334            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(420)

  Accumulation unit value:
    Beginning of period                    $18.29          $16.44          $15.55         $12.84          $11.68
    End of period                          $17.30          $18.29          $16.44         $15.55          $12.84
  Accumulation units outstanding
  at the end of period                     7,658           7,140           9,015           5,034          1,150

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(426)

  Accumulation unit value:
    Beginning of period                    $15.22          $13.42          $13.20         $11.78          $10.80
    End of period                          $13.78          $15.22          $13.42         $13.20          $11.78
  Accumulation units outstanding
  at the end of period                     3,595           4,548           6,603           6,737          1,886

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(428)

  Accumulation unit value:
    Beginning of period                    $11.36          $10.42          $11.05          $9.34          $8.21
    End of period                          $10.72          $11.36          $10.42         $11.05          $9.34
  Accumulation units outstanding
  at the end of period                     21,037          30,332          29,448         18,743          5,743

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(428)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(537)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.52          $10.63         $10.80           N/A
    End of period                          $10.94          $10.59          $10.52         $10.63           N/A
  Accumulation units outstanding
  at the end of period                     13,104          14,726          11,550          6,180           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(537)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(574)

  Accumulation unit value:
    Beginning of period                    $5.45           $4.12           $4.20           $3.75           N/A
    End of period                          $5.52           $5.45           $4.12           $4.20           N/A
  Accumulation units outstanding
  at the end of period                     4,378           12,911          3,213           2,093           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(428)

  Accumulation unit value:
    Beginning of period                    $10.22          $8.12           $8.86           $8.87          $7.86
    End of period                          $10.03          $10.22          $8.12           $8.86          $8.87
  Accumulation units outstanding
  at the end of period                     26,057          35,783          36,344         26,782          8,558

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(428)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1121)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.91           N/A             N/A            N/A
    End of period                          $10.19          $11.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,172           3,644            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1121)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(434)

  Accumulation unit value:
    Beginning of period                    $8.79           $7.74           $7.65           $7.07          $6.61
    End of period                          $8.85           $8.79           $7.74           $7.65          $7.07
  Accumulation units outstanding
  at the end of period                     5,707           4,677           6,625           6,887          2,288

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $13.30          $11.53          $11.19          $9.96           N/A
    End of period                          $10.67          $13.30          $11.53         $11.19           N/A
  Accumulation units outstanding
  at the end of period                      765            1,052           3,558           4,188           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(428)

  Accumulation unit value:
    Beginning of period                    $15.84          $11.64          $10.88          $8.74          $8.42
    End of period                          $17.10          $15.84          $11.64         $10.88          $8.74
  Accumulation units outstanding
  at the end of period                     30,420          44,910          44,863         32,523          9,576

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(428)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(574)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.40          $9.95          $10.15           N/A
    End of period                          $11.21          $10.73          $10.40          $9.95           N/A
  Accumulation units outstanding
  at the end of period                     7,050           9,164           7,935           6,811           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(498)

  Accumulation unit value:
    Beginning of period                    $17.46          $14.31          $13.01         $11.53           N/A
    End of period                          $18.72          $17.46          $14.31         $13.01           N/A
  Accumulation units outstanding
  at the end of period                     19,355          21,001          21,621         18,244           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                    $13.49          $11.68          $10.87          $9.86           N/A
    End of period                          $13.28          $13.49          $11.68         $10.87           N/A
  Accumulation units outstanding
  at the end of period                    151,807         145,744         135,721         71,600           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.23           N/A             N/A             N/A            N/A
    End of period                          $11.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,887            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.38          $9.22            N/A            N/A
    End of period                          $12.21          $10.56          $10.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,250           4,385           3,263            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(506)

  Accumulation unit value:
    Beginning of period                    $25.04          $21.34          $16.06         $12.59           N/A
    End of period                          $32.89          $25.04          $21.34         $16.06           N/A
  Accumulation units outstanding
  at the end of period                     7,310           9,475           12,146          9,848           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(506)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(428)

  Accumulation unit value:
    Beginning of period                    $12.47          $12.26          $9.20           $8.05          $7.30
    End of period                          $12.72          $12.47          $12.26          $9.20          $8.05
  Accumulation units outstanding
  at the end of period                     16,168          27,254          24,811         21,115          6,586

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(428)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(479)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.38          $12.30         $10.94          $10.79
    End of period                          $14.88          $14.26          $13.38         $12.30          $10.94
  Accumulation units outstanding
  at the end of period                     14,210          14,269          14,124          9,673            41

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(441)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.19          $10.05          $9.40          $8.74
    End of period                          $11.61          $11.39          $10.19         $10.05          $9.40
  Accumulation units outstanding
  at the end of period                     19,180          21,167          22,838         18,210           790

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1383)

  Accumulation unit value:
    Beginning of period                    $9.13            N/A             N/A             N/A            N/A
    End of period                          $8.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,531            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(428)

  Accumulation unit value:
    Beginning of period                    $19.13          $17.99          $17.00         $15.55          $14.40
    End of period                          $16.64          $19.13          $17.99         $17.00          $15.55
  Accumulation units outstanding
  at the end of period                     12,867          16,932          15,900         10,979          3,804

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(428)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(516)

  Accumulation unit value:
    Beginning of period                    $14.57          $12.76          $12.61         $11.57           N/A
    End of period                          $13.85          $14.57          $12.76         $12.61           N/A
  Accumulation units outstanding
  at the end of period                     11,076          10,950          9,427           6,279           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(516)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(574)

  Accumulation unit value:
    Beginning of period                    $5.59           $5.26           $5.28           $4.96           N/A
    End of period                          $6.21           $5.59           $5.26           $5.28           N/A
  Accumulation units outstanding
  at the end of period                     7,073           9,068           6,511           5,615           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(738)

  Accumulation unit value:
    Beginning of period                    $14.71          $15.36          $11.28           N/A            N/A
    End of period                          $17.07          $14.71          $15.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,063          29,569          28,857           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(700)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.77          $11.04         $10.41           N/A
    End of period                          $13.80          $12.83          $11.77         $11.04           N/A
  Accumulation units outstanding
  at the end of period                     3,758           7,628           5,687            480            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $13.46          $11.85          $10.73          $9.36          $8.18
    End of period                          $13.90          $13.46          $11.85         $10.73          $9.36
  Accumulation units outstanding
  at the end of period                     3,462           5,576           7,901           8,282          1,139

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(434)

  Accumulation unit value:
    Beginning of period                    $8.39           $8.23           $7.76           $7.67          $7.76
    End of period                          $9.02           $8.39           $8.23           $7.76          $7.67
  Accumulation units outstanding
  at the end of period                       -             1,364           1,500           1,651          1,185

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.69           N/A             N/A             N/A            N/A
    End of period                          $10.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,705            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(420)

  Accumulation unit value:
    Beginning of period                    $12.58          $12.52          $12.60         $12.42          $12.39
    End of period                          $13.23          $12.58          $12.52         $12.60          $12.42
  Accumulation units outstanding
  at the end of period                     14,251          14,334          17,833         13,804          4,283

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(680)

  Accumulation unit value:
    Beginning of period                    $20.38          $18.44          $17.46         $15.88           N/A
    End of period                          $18.36          $20.38          $18.44         $17.46           N/A
  Accumulation units outstanding
  at the end of period                      262             262             262             262            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(434)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.61          $13.22
    End of period                           N/A             N/A             N/A           $13.91          $13.61
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            16,454

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.51          $11.66          $11.80         $11.51           N/A
    End of period                          $12.02          $12.51          $11.66         $11.80           N/A
  Accumulation units outstanding
  at the end of period                     7,676           21,514          22,738         27,673           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(586)

  Accumulation unit value:
    Beginning of period                    $19.18          $17.47          $17.14         $15.91           N/A
    End of period                          $17.58          $19.18          $17.47         $17.14           N/A
  Accumulation units outstanding
  at the end of period                      840             890            1,999           1,811           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(420)

  Accumulation unit value:
    Beginning of period                    $7.90           $7.69           $7.06           $6.13          $5.70
    End of period                          $7.62           $7.90           $7.69           $7.06          $6.13
  Accumulation units outstanding
  at the end of period                       -             9,677           12,442          9,835           304

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(441)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.70          $9.02
    End of period                           N/A             N/A             N/A            $9.78          $9.70
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             766

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(441)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.86          $9.24
    End of period                           N/A             N/A             N/A            $9.95          $9.86
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             747

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(516)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.98           N/A
    End of period                           N/A             N/A             N/A            $9.75           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(516)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.21           N/A
    End of period                           N/A             N/A             N/A            $9.51           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $13.55          $12.07          $11.45         $10.47          $9.80
    End of period                          $14.36          $13.55          $12.07         $11.45          $10.47
  Accumulation units outstanding
  at the end of period                     6,159           6,316           8,602           7,566           704

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(880)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.36          $10.37           N/A            N/A
    End of period                          $11.20          $10.85          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                      417             478             479             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(441)

  Accumulation unit value:
    Beginning of period                    $13.50          $12.17          $11.66         $10.78          $10.19
    End of period                          $14.25          $13.50          $12.17         $11.66          $10.78
  Accumulation units outstanding
  at the end of period                     24,022          26,293          33,313         52,930           805

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(447)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.77          $11.39         $10.70          $10.31
    End of period                          $13.53          $12.83          $11.77         $11.39          $10.70
  Accumulation units outstanding
  at the end of period                    101,374         103,813         143,904         30,096           612

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.96           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,679           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.34           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(432)

  Accumulation unit value:
    Beginning of period                    $22.48          $20.37          $19.91         $18.49          $17.55
    End of period                          $23.47          $22.48          $20.37         $19.91          $18.49
  Accumulation units outstanding
  at the end of period                     2,849           3,081           3,705           3,768          3,031

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(616)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.55          $10.58         $10.66           N/A
    End of period                          $10.90          $10.71          $10.55         $10.58           N/A
  Accumulation units outstanding
  at the end of period                     19,632           614            1,089           4,966           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                    $19.62          $16.70          $15.90         $14.26          $13.20
    End of period                          $20.55          $19.62          $16.70         $15.90          $14.26
  Accumulation units outstanding
  at the end of period                      861            1,014           1,928           2,010          1,112

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(434)

  Accumulation unit value:
    Beginning of period                    $25.38          $22.98          $22.30         $20.89          $19.86
    End of period                          $27.14          $25.38          $22.98         $22.30          $20.89
  Accumulation units outstanding
  at the end of period                     7,372           8,892           8,889           6,400          5,161

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(426)

  Accumulation unit value:
    Beginning of period                    $33.28          $32.08          $28.94         $25.24          $23.51
    End of period                          $37.88          $33.28          $32.08         $28.94          $25.24
  Accumulation units outstanding
  at the end of period                     5,470           5,665           5,903           5,340          2,197

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(426)

  Accumulation unit value:
    Beginning of period                    $14.81          $12.70          $12.32         $11.01          $10.03
    End of period                          $14.50          $14.81          $12.70         $12.32          $11.01
  Accumulation units outstanding
  at the end of period                     11,007          19,759          23,209         20,722          5,990

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.92%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(997)

  Accumulation unit value:
    Beginning of period                    $15.20          $12.02           N/A             N/A            N/A
    End of period                          $12.55          $15.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      491             659             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(997)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $13.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      377             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.65            N/A             N/A             N/A            N/A
    End of period                          $5.51            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      690             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(883)

  Accumulation unit value:
    Beginning of period                    $10.21          $8.11           $8.35            N/A            N/A
    End of period                          $10.02          $10.21          $8.11            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(883)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(884)

  Accumulation unit value:
    Beginning of period                    $13.48          $11.68          $11.48           N/A            N/A
    End of period                          $13.28          $13.48          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                      515             666            1,885            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(884)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(884)

  Accumulation unit value:
    Beginning of period                    $25.01          $21.31          $20.89           N/A            N/A
    End of period                          $32.85          $25.01          $21.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                      258             353             444             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(884)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(883)

  Accumulation unit value:
    Beginning of period                    $14.71          $15.35          $12.99           N/A            N/A
    End of period                          $17.07          $14.71          $15.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                      505             548              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(883)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(918)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.76          $11.45           N/A            N/A
    End of period                          $13.52          $12.81          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(923)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.54          $10.52           N/A            N/A
    End of period                          $10.89          $10.70          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(923)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.945%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(755)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.14          $9.30            N/A            N/A
    End of period                          $11.43          $10.91          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,519           3,715           3,051            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(957)

  Accumulation unit value:
    Beginning of period                    $12.55          $11.17          $11.03           N/A            N/A
    End of period                          $12.53          $12.55          $11.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(957)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(957)

  Accumulation unit value:
    Beginning of period                    $13.89          $10.84          $10.34           N/A            N/A
    End of period                          $15.10          $13.89          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(957)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.38           N/A             N/A             N/A            N/A
    End of period                          $13.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      485             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(756)

  Accumulation unit value:
    Beginning of period                    $18.23          $16.39          $14.90           N/A            N/A
    End of period                          $17.24          $18.23          $16.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                      457             449             370             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(756)

  Accumulation unit value:
    Beginning of period                    $10.19          $8.10           $8.32            N/A            N/A
    End of period                          $9.99           $10.19          $8.10            N/A            N/A
  Accumulation units outstanding
  at the end of period                      499             525             396             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(755)

  Accumulation unit value:
    Beginning of period                    $13.26          $11.50          $10.68           N/A            N/A
    End of period                          $10.64          $13.26          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                      570             600             632             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(756)

  Accumulation unit value:
    Beginning of period                    $15.80          $11.61          $10.24           N/A            N/A
    End of period                          $17.04          $15.80          $11.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                      444             494             429             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(755)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.37          $9.67            N/A            N/A
    End of period                          $11.17          $10.70          $10.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                      566             595             628             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(886)

  Accumulation unit value:
    Beginning of period                    $13.47          $11.68          $11.29           N/A            N/A
    End of period                          $13.27          $13.47          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(886)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(755)

  Accumulation unit value:
    Beginning of period                    $24.96          $21.28          $16.51           N/A            N/A
    End of period                          $32.78          $24.96          $21.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                      723             726             741             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(755)

  Accumulation unit value:
    Beginning of period                    $12.43          $12.23          $9.06            N/A            N/A
    End of period                          $12.67          $12.43          $12.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,948           4,179           4,458            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(756)

  Accumulation unit value:
    Beginning of period                    $14.54          $12.74          $11.83           N/A            N/A
    End of period                          $13.82          $14.54          $12.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       81             442             376             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(755)

  Accumulation unit value:
    Beginning of period                    $5.57           $5.24           $4.91            N/A            N/A
    End of period                          $6.19           $5.57           $5.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,122           1,179           1,244            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                    $14.70          $15.35          $12.89           N/A            N/A
    End of period                          $17.05          $14.70          $15.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(755)

  Accumulation unit value:
    Beginning of period                    $13.44          $11.83          $10.20           N/A            N/A
    End of period                          $13.87          $13.44          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,350           1,429           1,476            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(755)

  Accumulation unit value:
    Beginning of period                    $7.88           $7.68           $6.81            N/A            N/A
    End of period                          $7.60           $7.88           $7.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,122            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $13.50          $12.03          $11.43           N/A            N/A
    End of period                          $14.31          $13.50          $12.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(781)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.35          $10.29           N/A            N/A
    End of period                          $11.19          $10.84          $10.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(781)

  Accumulation unit value:
    Beginning of period                    $13.45          $12.14          $11.63           N/A            N/A
    End of period                          $14.20          $13.45          $12.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(781)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.67          $10.48           N/A            N/A
    End of period                          $11.96          $11.44          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(866)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.51          $10.50           N/A            N/A
    End of period                          $10.85          $10.67          $10.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(866)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(755)

  Accumulation unit value:
    Beginning of period                    $25.27          $22.89          $21.37           N/A            N/A
    End of period                          $27.02          $25.27          $22.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                      549             577             608             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(755)

  Accumulation unit value:
    Beginning of period                    $33.14          $31.96          $27.61           N/A            N/A
    End of period                          $37.71          $33.14          $31.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                      447             470             495             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.955%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(673)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.39          $11.03         $10.16           N/A
    End of period                          $10.68          $11.32          $10.39         $11.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              138            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(673)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(673)

  Accumulation unit value:
    Beginning of period                    $10.19          $8.10           $8.84           $8.15           N/A
    End of period                          $9.99           $10.19          $8.10           $8.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              172            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(673)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(673)

  Accumulation unit value:
    Beginning of period                    $15.79          $11.61          $10.85          $9.59           N/A
    End of period                          $17.03          $15.79          $11.61         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              147            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(673)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(673)

  Accumulation unit value:
    Beginning of period                    $12.42          $12.23          $9.17           $8.27           N/A
    End of period                          $12.67          $12.42          $12.23          $9.17           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              170            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(673)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(673)

  Accumulation unit value:
    Beginning of period                    $19.07          $17.94          $16.96         $14.74           N/A
    End of period                          $16.57          $19.07          $17.94         $16.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              95             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(673)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.96%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $14.84          $12.47          $11.60         $10.27          $9.63
    End of period                          $15.81          $14.84          $12.47         $11.60          $10.27
  Accumulation units outstanding
  at the end of period                     18,838          21,019          20,709         20,731          10,586

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.08          $9.86            N/A            N/A
    End of period                          $13.04          $11.61          $11.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,296            112             110             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(977)

  Accumulation unit value:
    Beginning of period                    $15.19          $11.47          $11.44           N/A            N/A
    End of period                          $12.53          $15.19          $11.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,795           6,485           1,450            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                    $13.28          $11.95          $10.61           N/A            N/A
    End of period                          $14.36          $13.28          $11.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                       93              99             100             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(812)

  Accumulation unit value:
    Beginning of period                    $16.79          $16.48          $14.03           N/A            N/A
    End of period                          $18.15          $16.79          $16.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               78            5,644            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.13          $9.26            N/A            N/A
    End of period                          $11.42          $10.90          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,558           1,576           1,568            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(831)

  Accumulation unit value:
    Beginning of period                    $21.74          $19.76          $17.78           N/A            N/A
    End of period                          $25.46          $21.74          $19.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                      801             210             211             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(741)

  Accumulation unit value:
    Beginning of period                    $23.19          $22.83          $21.75           N/A            N/A
    End of period                          $24.70          $23.19          $22.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      549              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(741)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.68           N/A             N/A             N/A            N/A
    End of period                          $13.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,622           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(751)

  Accumulation unit value:
    Beginning of period                    $16.53          $15.16          $14.54           N/A            N/A
    End of period                          $16.14          $16.53          $15.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(741)

  Accumulation unit value:
    Beginning of period                    $19.96          $17.12          $16.37           N/A            N/A
    End of period                          $21.71          $19.96          $17.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                      226              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(741)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,933           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1166)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.33           N/A             N/A            N/A
    End of period                          $10.64          $10.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,690          11,777           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1166)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.01           N/A             N/A             N/A            N/A
    End of period                          $9.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,271            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(701)

  Accumulation unit value:
    Beginning of period                    $16.23          $15.97          $16.03         $15.81           N/A
    End of period                          $16.86          $16.23          $15.97         $16.03           N/A
  Accumulation units outstanding
  at the end of period                     4,776           5,092           5,037           1,546           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                    $12.55          $11.17          $11.25           N/A            N/A
    End of period                          $12.52          $12.55          $11.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                      766              -              738             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1159)

  Accumulation unit value:
    Beginning of period                    $10.11          $10.07           N/A             N/A            N/A
    End of period                          $10.29          $10.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,789            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1159)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(568)

  Accumulation unit value:
    Beginning of period                    $13.88          $10.83          $9.41           $8.13           N/A
    End of period                          $15.08          $13.88          $10.83          $9.41           N/A
  Accumulation units outstanding
  at the end of period                      991            13,627          1,223            529            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(993)

  Accumulation unit value:
    Beginning of period                    $20.27          $19.19           N/A             N/A            N/A
    End of period                          $21.24          $20.27           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      759            2,002            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(993)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(741)

  Accumulation unit value:
    Beginning of period                    $13.36          $13.32          $13.38           N/A            N/A
    End of period                          $13.79          $13.36          $13.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,506           1,520           4,925            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(741)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1156)

  Accumulation unit value:
    Beginning of period                    $10.78          $9.40            N/A             N/A            N/A
    End of period                          $13.79          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,603           7,402            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(743)

  Accumulation unit value:
    Beginning of period                    $18.21          $16.37          $15.10           N/A            N/A
    End of period                          $17.22          $18.21          $16.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,191            846            1,601            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(741)

  Accumulation unit value:
    Beginning of period                    $15.15          $13.36          $12.57           N/A            N/A
    End of period                          $13.71          $15.15          $13.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                      442             449            11,914           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(741)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(423)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.39          $11.02          $9.32          $8.11
    End of period                          $10.68          $11.32          $10.39         $11.02          $9.32
  Accumulation units outstanding
  at the end of period                     21,423          29,084          31,540          6,349          1,996

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.49          $10.61         $10.49           N/A
    End of period                          $10.91          $10.56          $10.49         $10.61           N/A
  Accumulation units outstanding
  at the end of period                     21,614          20,723          15,542          1,059           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1033)

  Accumulation unit value:
    Beginning of period                    $5.43           $4.63            N/A             N/A            N/A
    End of period                          $5.49           $5.43            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,605          7,194            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1033)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(701)

  Accumulation unit value:
    Beginning of period                    $10.46          $9.49           $10.02          $9.56           N/A
    End of period                          $9.35           $10.46          $9.49          $10.02           N/A
  Accumulation units outstanding
  at the end of period                      758             927            1,009           1,023           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(423)

  Accumulation unit value:
    Beginning of period                    $10.18          $8.10           $8.84           $8.85          $7.80
    End of period                          $9.99           $10.18          $8.10           $8.84          $8.85
  Accumulation units outstanding
  at the end of period                     26,409          30,898          32,989          7,084          2,047

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1101)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.21           N/A             N/A            N/A
    End of period                          $10.18          $11.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,443          10,077           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(841)

  Accumulation unit value:
    Beginning of period                    $8.75           $7.72           $7.56            N/A            N/A
    End of period                          $8.82           $8.75           $7.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(877)

  Accumulation unit value:
    Beginning of period                    $13.24          $11.49          $11.05           N/A            N/A
    End of period                          $10.62          $13.24          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      335              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(877)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(423)

  Accumulation unit value:
    Beginning of period                    $15.78          $11.60          $10.85          $8.72          $8.41
    End of period                          $17.03          $15.78          $11.60         $10.85          $8.72
  Accumulation units outstanding
  at the end of period                     28,072          37,264          60,259          6,859          1,946

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(751)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.36          $9.63            N/A            N/A
    End of period                          $11.16          $10.69          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,823           4,006           1,995            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(446)

  Accumulation unit value:
    Beginning of period                    $17.42          $14.29          $12.99         $11.19          $10.22
    End of period                          $18.66          $17.42          $14.29         $12.99          $11.19
  Accumulation units outstanding
  at the end of period                     10,067          9,103           17,815          5,342           527

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                    $13.47          $11.68          $10.87         $10.86           N/A
    End of period                          $13.26          $13.47          $11.68         $10.87           N/A
  Accumulation units outstanding
  at the end of period                    323,233         368,502         198,802          1,825           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.57           N/A             N/A             N/A            N/A
    End of period                          $11.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,995            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                    $10.55          $10.37          $10.79         $10.83           N/A
    End of period                          $12.19          $10.55          $10.37         $10.79           N/A
  Accumulation units outstanding
  at the end of period                     8,295           6,820           49,578          8,924           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $11.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       90             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(622)

  Accumulation unit value:
    Beginning of period                    $24.94          $21.27          $16.01         $14.44           N/A
    End of period                          $32.75          $24.94          $21.27         $16.01           N/A
  Accumulation units outstanding
  at the end of period                     4,808           6,423           3,753           1,239           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(622)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(423)

  Accumulation unit value:
    Beginning of period                    $12.42          $12.22          $9.17           $8.03          $7.34
    End of period                          $12.66          $12.42          $12.22          $9.17          $8.03
  Accumulation units outstanding
  at the end of period                     17,649          25,205          28,107          6,180          2,191

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(446)

  Accumulation unit value:
    Beginning of period                    $14.22          $13.35          $12.28         $10.93          $10.57
    End of period                          $14.83          $14.22          $13.35         $12.28          $10.93
  Accumulation units outstanding
  at the end of period                     29,321          15,099          20,335          6,803           589

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(446)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.17          $10.04          $9.39          $8.97
    End of period                          $11.57          $11.37          $10.17         $10.04          $9.39
  Accumulation units outstanding
  at the end of period                     18,507          15,640          27,547          5,595           695

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(423)

  Accumulation unit value:
    Beginning of period                    $19.06          $17.93          $16.96         $15.51          $14.22
    End of period                          $16.57          $19.06          $17.93         $16.96          $15.51
  Accumulation units outstanding
  at the end of period                     11,637          13,137          18,632          4,966          1,155

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(446)

  Accumulation unit value:
    Beginning of period                    $14.53          $12.74          $12.59         $11.04          $10.71
    End of period                          $13.81          $14.53          $12.74         $12.59          $11.04
  Accumulation units outstanding
  at the end of period                     11,149          11,942          15,282          4,486           505

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(838)

  Accumulation unit value:
    Beginning of period                    $5.56           $5.24           $5.05            N/A            N/A
    End of period                          $6.19           $5.56           $5.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,335             -             21,234           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(681)

  Accumulation unit value:
    Beginning of period                    $14.69          $15.35          $11.39          $9.72           N/A
    End of period                          $17.04          $14.69          $15.35         $11.39           N/A
  Accumulation units outstanding
  at the end of period                     53,489          60,220          46,138          7,133           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.76          $11.04          $9.86           N/A
    End of period                          $13.77          $12.81          $11.76         $11.04           N/A
  Accumulation units outstanding
  at the end of period                     7,801           11,524          17,466           158            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(568)

  Accumulation unit value:
    Beginning of period                    $13.43          $11.82          $10.71          $9.41           N/A
    End of period                          $13.86          $13.43          $11.82         $10.71           N/A
  Accumulation units outstanding
  at the end of period                     3,204           6,132           6,198            459            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(743)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.21           $7.54            N/A            N/A
    End of period                          $8.99           $8.36           $8.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              333             333             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(473)

  Accumulation unit value:
    Beginning of period                    $12.53          $12.48          $12.56         $12.38          $12.38
    End of period                          $13.17          $12.53          $12.48         $12.56          $12.38
  Accumulation units outstanding
  at the end of period                     14,854          13,627          6,052           2,962            50

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                    $12.45          $11.60          $11.75         $11.67           N/A
    End of period                          $11.95          $12.45          $11.60         $11.75           N/A
  Accumulation units outstanding
  at the end of period                     2,566           2,957           15,411          2,095           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(743)

  Accumulation unit value:
    Beginning of period                    $19.07          $17.38          $16.81           N/A            N/A
    End of period                          $17.47          $19.07          $17.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                      221             216            1,635            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(751)

  Accumulation unit value:
    Beginning of period                    $7.87           $7.67           $6.74            N/A            N/A
    End of period                          $7.59           $7.87           $7.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(736)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.35          $10.28         $10.28           N/A
    End of period                          $11.18          $10.84          $10.35         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     8,637           7,862           12,634           138            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(736)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(568)

  Accumulation unit value:
    Beginning of period                    $13.44          $12.12          $11.62         $10.73           N/A
    End of period                          $14.18          $13.44          $12.12         $11.62           N/A
  Accumulation units outstanding
  at the end of period                     29,468          50,357          50,284         20,269           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(719)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.67          $10.47         $10.34           N/A
    End of period                          $11.96          $11.43          $10.67         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     21,475          22,793          25,755           648            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(709)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.72          $11.35         $10.99           N/A
    End of period                          $13.47          $12.77          $11.72         $11.35           N/A
  Accumulation units outstanding
  at the end of period                    105,420          99,466         130,307         35,613           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(733)

  Accumulation unit value:
    Beginning of period                    $22.35          $20.26          $19.81         $19.69           N/A
    End of period                          $23.32          $22.35          $20.26         $19.81           N/A
  Accumulation units outstanding
  at the end of period                     10,315          11,330          19,291          1,853           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(699)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.50          $10.53         $10.55           N/A
    End of period                          $10.83          $10.65          $10.50         $10.53           N/A
  Accumulation units outstanding
  at the end of period                     53,606          13,006          22,981            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(831)

  Accumulation unit value:
    Beginning of period                    $19.57          $16.67          $15.63           N/A            N/A
    End of period                          $20.49          $19.57          $16.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,217           3,786            239             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(817)

  Accumulation unit value:
    Beginning of period                    $25.23          $22.85          $20.53           N/A            N/A
    End of period                          $26.97          $25.23          $22.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,620             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(817)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(736)

  Accumulation unit value:
    Beginning of period                    $33.08          $31.91          $28.80         $28.81           N/A
    End of period                          $37.64          $33.08          $31.91         $28.80           N/A
  Accumulation units outstanding
  at the end of period                      649             147            8,422            583            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(736)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(733)

  Accumulation unit value:
    Beginning of period                    $14.76          $12.67          $12.29         $12.22           N/A
    End of period                          $14.45          $14.76          $12.67         $12.29           N/A
  Accumulation units outstanding
  at the end of period                     5,014           3,576           24,252          3,412           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.97%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(763)

  Accumulation unit value:
    Beginning of period                    $19.94          $17.10          $16.85           N/A            N/A
    End of period                          $21.69          $19.94          $17.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                      468             491             516             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(763)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(763)

  Accumulation unit value:
    Beginning of period                    $16.21          $15.95          $16.16           N/A            N/A
    End of period                          $16.84          $16.21          $15.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                      384             363             340             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(763)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(763)

  Accumulation unit value:
    Beginning of period                    $13.86          $10.82          $9.25            N/A            N/A
    End of period                          $15.07          $13.86          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                      244             285             342             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(763)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(793)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.32          $13.21           N/A            N/A
    End of period                          $13.79          $13.35          $13.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                      104              97              86             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(763)

  Accumulation unit value:
    Beginning of period                    $18.19          $16.36          $15.41           N/A            N/A
    End of period                          $17.20          $18.19          $16.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                      511             538             561             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(763)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(763)

  Accumulation unit value:
    Beginning of period                    $15.14          $13.35          $13.04           N/A            N/A
    End of period                          $13.70          $15.14          $13.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                      629             627             664             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(763)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(793)

  Accumulation unit value:
    Beginning of period                    $15.77          $11.59          $10.36           N/A            N/A
    End of period                          $17.00          $15.77          $11.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                      173             203             220             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(829)

  Accumulation unit value:
    Beginning of period                    $13.47          $11.68          $10.34           N/A            N/A
    End of period                          $13.26          $13.47          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,596           1,653            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(763)

  Accumulation unit value:
    Beginning of period                    $24.91          $21.25          $17.23           N/A            N/A
    End of period                          $32.71          $24.91          $21.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                      139             142             183             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(763)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.76          $10.40           N/A            N/A
    End of period                          $13.77          $12.81          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,649           1,643            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(763)

  Accumulation unit value:
    Beginning of period                    $13.42          $11.82          $10.27           N/A            N/A
    End of period                          $13.85          $13.42          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                      254             264             308             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(763)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(763)

  Accumulation unit value:
    Beginning of period                    $12.52          $12.46          $12.60           N/A            N/A
    End of period                          $13.15          $12.52          $12.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                      277             260             251             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(763)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(763)

  Accumulation unit value:
    Beginning of period                    $12.44          $11.59          $11.78           N/A            N/A
    End of period                          $11.94          $12.44          $11.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                      384             383             367             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(763)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(829)

  Accumulation unit value:
    Beginning of period                    $22.33          $20.23          $19.12           N/A            N/A
    End of period                          $23.29          $22.33          $20.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              475             447             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(763)

  Accumulation unit value:
    Beginning of period                    $25.20          $22.83          $21.71           N/A            N/A
    End of period                          $26.93          $25.20          $22.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      567             579             600             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(763)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(763)

  Accumulation unit value:
    Beginning of period                    $33.04          $31.87          $28.11           N/A            N/A
    End of period                          $37.59          $33.04          $31.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                      283             274             307             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(763)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(763)

  Accumulation unit value:
    Beginning of period                    $14.75          $12.66          $12.16           N/A            N/A
    End of period                          $14.44          $14.75          $12.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                      971            1,039           1,065            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(763)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.995%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1146)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.27           N/A             N/A            N/A
    End of period                          $10.64          $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.62           N/A             N/A             N/A            N/A
    End of period                          $12.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      874             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1164)

  Accumulation unit value:
    Beginning of period                    $13.83          $12.45           N/A             N/A            N/A
    End of period                          $15.03          $13.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(786)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.48          $10.47           N/A            N/A
    End of period                          $10.89          $10.54          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,896           3,338            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1164)

  Accumulation unit value:
    Beginning of period                    $11.65          $10.99           N/A             N/A            N/A
    End of period                          $10.18          $11.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,004             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1146)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.03           N/A             N/A            N/A
    End of period                          $10.59          $13.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      982              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(786)

  Accumulation unit value:
    Beginning of period                    $17.39          $14.27          $13.22           N/A            N/A
    End of period                          $18.62          $17.39          $14.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                      567            2,735           3,204            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                    $13.46          $11.67          $11.07           N/A            N/A
    End of period                          $13.25          $13.46          $11.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,876          17,608          18,419           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(574)

  Accumulation unit value:
    Beginning of period                    $14.20          $13.34          $12.27         $10.78           N/A
    End of period                          $14.80          $14.20          $13.34         $12.27           N/A
  Accumulation units outstanding
  at the end of period                       -             3,099           3,158             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(786)

  Accumulation unit value:
    Beginning of period                    $11.34          $10.16          $9.96            N/A            N/A
    End of period                          $11.55          $11.34          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,016           3,800            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(786)

  Accumulation unit value:
    Beginning of period                    $14.50          $12.72          $12.11           N/A            N/A
    End of period                          $13.78          $14.50          $12.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,170           3,190            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $5.79            N/A             N/A             N/A            N/A
    End of period                          $6.17            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,790            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(776)

  Accumulation unit value:
    Beginning of period                    $14.68          $15.34          $12.45           N/A            N/A
    End of period                          $17.02          $14.68          $15.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.66          $10.39           N/A            N/A
    End of period                          $11.94          $11.42          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,253            -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                    $19.54          $18.56           N/A             N/A            N/A
    End of period                          $20.45          $19.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.00%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(985)

  Accumulation unit value:
    Beginning of period                    $14.77          $12.91           N/A             N/A            N/A
    End of period                          $15.73          $14.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      731             767             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(985)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(566)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.06          $10.63         $10.31           N/A
    End of period                          $13.01          $11.58          $11.06         $10.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(566)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.18          $11.47          $10.73           N/A            N/A
    End of period                          $12.52          $15.18          $11.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                      757            2,126           1,410            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(566)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.11          $9.46           $8.97           N/A
    End of period                          $11.38          $10.87          $10.11          $9.46           N/A
  Accumulation units outstanding
  at the end of period                     8,989           9,345           3,317           2,332           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(566)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $26.19           N/A             N/A             N/A            N/A
    End of period                          $25.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,024            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.32           N/A             N/A             N/A            N/A
    End of period                          $13.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,967            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(566)

  Accumulation unit value:
    Beginning of period                    $16.47          $15.10          $15.05         $14.65           N/A
    End of period                          $16.07          $16.47          $15.10         $15.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(566)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(985)

  Accumulation unit value:
    Beginning of period                    $19.87          $17.48           N/A             N/A            N/A
    End of period                          $21.62          $19.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      530             556             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(985)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(985)

  Accumulation unit value:
    Beginning of period                    $12.35          $10.97           N/A             N/A            N/A
    End of period                          $11.25          $12.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      849             890             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(985)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(566)

  Accumulation unit value:
    Beginning of period                    $16.16          $15.90          $15.97         $15.28           N/A
    End of period                          $16.77          $16.16          $15.90         $15.97           N/A
  Accumulation units outstanding
  at the end of period                     1,211           1,270             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(566)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(791)

  Accumulation unit value:
    Beginning of period                    $13.83          $10.79          $9.46            N/A            N/A
    End of period                          $15.02          $13.83          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                      822            2,305           1,498            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(566)

  Accumulation unit value:
    Beginning of period                    $13.30          $13.27          $13.36         $13.10           N/A
    End of period                          $13.72          $13.30          $13.27         $13.36           N/A
  Accumulation units outstanding
  at the end of period                     2,916           3,059             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(566)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.09           N/A             N/A             N/A            N/A
    End of period                          $13.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,903            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(566)

  Accumulation unit value:
    Beginning of period                    $18.15          $16.32          $15.46         $13.72           N/A
    End of period                          $17.15          $18.15          $16.32         $15.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(566)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(892)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.36          $10.58           N/A            N/A
    End of period                          $10.64          $11.28          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,123           3,133           3,038            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(900)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.48          $10.58           N/A            N/A
    End of period                          $10.88          $10.54          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                      306             306             307             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.41           $4.67            N/A             N/A            N/A
    End of period                          $5.48           $5.41            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,602            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(892)

  Accumulation unit value:
    Beginning of period                    $10.15          $8.07           $8.17            N/A            N/A
    End of period                          $9.95           $10.15          $8.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,533          16,586          3,909            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.40           N/A             N/A            N/A
    End of period                          $10.18          $11.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,690            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(892)

  Accumulation unit value:
    Beginning of period                    $15.73          $11.57          $11.37           N/A            N/A
    End of period                          $16.96          $15.73          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,577           12,425          2,820            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(900)

  Accumulation unit value:
    Beginning of period                    $17.38          $14.26          $13.22           N/A            N/A
    End of period                          $18.62          $17.38          $14.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                      245             245             245             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(745)

  Accumulation unit value:
    Beginning of period                    $13.46          $11.67          $10.54           N/A            N/A
    End of period                          $13.25          $13.46          $11.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,364           8,351            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(745)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(791)

  Accumulation unit value:
    Beginning of period                    $24.86          $21.20          $18.98           N/A            N/A
    End of period                          $32.63          $24.86          $21.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      856              -             1,914            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(892)

  Accumulation unit value:
    Beginning of period                    $12.38          $12.19          $11.10           N/A            N/A
    End of period                          $12.61          $12.38          $12.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,858          13,235          2,897            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(900)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.33          $12.73           N/A            N/A
    End of period                          $14.80          $14.19          $13.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                      254             255             255             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(900)

  Accumulation unit value:
    Beginning of period                    $11.34          $10.16          $9.86            N/A            N/A
    End of period                          $11.54          $11.34          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                      328             329             329             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(892)

  Accumulation unit value:
    Beginning of period                    $19.00          $17.88          $17.56           N/A            N/A
    End of period                          $16.51          $19.00          $17.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      702            1,949           1,839            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(900)

  Accumulation unit value:
    Beginning of period                    $14.50          $12.72          $12.34           N/A            N/A
    End of period                          $13.77          $14.50          $12.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,981           9,157            263             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.55           $5.23           $5.23            N/A            N/A
    End of period                          $6.16           $5.55           $5.23            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,547            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1013)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.66           N/A             N/A            N/A
    End of period                          $13.76          $12.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,897           10,114           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1013)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(579)

  Accumulation unit value:
    Beginning of period                    $13.40          $11.80          $10.69          $9.03           N/A
    End of period                          $13.82          $13.40          $11.80         $10.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(579)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(985)

  Accumulation unit value:
    Beginning of period                    $8.34           $8.38            N/A             N/A            N/A
    End of period                          $8.97           $8.34            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,454            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(985)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(566)

  Accumulation unit value:
    Beginning of period                    $12.48          $12.43          $12.52         $12.26           N/A
    End of period                          $13.11          $12.48          $12.43         $12.52           N/A
  Accumulation units outstanding
  at the end of period                     1,553           1,629             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(566)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(566)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.54           N/A
    End of period                           N/A             N/A             N/A           $13.79           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(566)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(985)

  Accumulation unit value:
    Beginning of period                    $12.41          $11.65           N/A             N/A            N/A
    End of period                          $11.90          $12.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      820             860             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(985)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(745)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.34          $10.21           N/A            N/A
    End of period                          $11.17          $10.83          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,545            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(745)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(745)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.66          $10.31           N/A            N/A
    End of period                          $11.94          $11.42          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,529            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(745)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(745)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.69          $11.10           N/A            N/A
    End of period                          $13.42          $12.72          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,420            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(745)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(566)

  Accumulation unit value:
    Beginning of period                    $22.25          $20.17          $19.74         $18.65           N/A
    End of period                          $23.21          $22.25          $20.17         $19.74           N/A
  Accumulation units outstanding
  at the end of period                     4,415           4,591           1,599           1,116           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(566)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(985)

  Accumulation unit value:
    Beginning of period                    $19.54          $16.96           N/A             N/A            N/A
    End of period                          $20.45          $19.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,089           1,142            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(985)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(566)

  Accumulation unit value:
    Beginning of period                    $25.11          $22.76          $22.10         $21.09           N/A
    End of period                          $26.83          $25.11          $22.76         $22.10           N/A
  Accumulation units outstanding
  at the end of period                      787              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(566)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(566)

  Accumulation unit value:
    Beginning of period                    $14.72          $12.64          $12.27         $11.27           N/A
    End of period                          $14.40          $14.72          $12.64         $12.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(566)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.01%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(607)

  Accumulation unit value:
    Beginning of period                    $14.75          $12.40          $11.54         $10.26           N/A
    End of period                          $15.71          $14.75          $12.40         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     1,101           1,141           1,273           1,317           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.06          $10.63         $10.29           N/A
    End of period                          $13.00          $11.58          $11.06         $10.63           N/A
  Accumulation units outstanding
  at the end of period                     6,278           6,835           7,329           7,376           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $15.18          $11.47          $11.22           N/A            N/A
    End of period                          $12.52          $15.18          $11.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,802           10,954            -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                    $13.25          $11.93          $11.34         $10.32           N/A
    End of period                          $14.32          $13.25          $11.93         $11.34           N/A
  Accumulation units outstanding
  at the end of period                     3,078           3,277           5,192           5,152           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $16.70          $16.40          $15.04         $14.74           N/A
    End of period                          $18.05          $16.70          $16.40         $15.04           N/A
  Accumulation units outstanding
  at the end of period                       -             3,595           3,604           3,634           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(657)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $8.89           $8.11           N/A
    End of period                           N/A             N/A            $8.05           $8.89           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              275            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(657)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(598)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.10          $9.46           $8.72           N/A
    End of period                          $11.38          $10.86          $10.10          $9.46           N/A
  Accumulation units outstanding
  at the end of period                     7,812           8,064           7,916           7,017           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(583)

  Accumulation unit value:
    Beginning of period                    $21.61          $19.65          $19.87         $17.50           N/A
    End of period                          $25.30          $21.61          $19.65         $19.87           N/A
  Accumulation units outstanding
  at the end of period                      209             223             238             254            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(585)

  Accumulation unit value:
    Beginning of period                    $23.06          $22.71          $22.36         $21.14           N/A
    End of period                          $24.55          $23.06          $22.71         $22.36           N/A
  Accumulation units outstanding
  at the end of period                      257             257             257             257            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.50           N/A             N/A             N/A            N/A
    End of period                          $13.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,959            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                    $16.45          $15.09          $15.04         $13.96           N/A
    End of period                          $16.05          $16.45          $15.09         $15.04           N/A
  Accumulation units outstanding
  at the end of period                      423             547             958             789            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(585)

  Accumulation unit value:
    Beginning of period                    $19.86          $17.04          $17.13         $14.96           N/A
    End of period                          $21.59          $19.86          $17.04         $17.13           N/A
  Accumulation units outstanding
  at the end of period                      489            2,984            684             724            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,686           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.76          $9.85            N/A             N/A            N/A
    End of period                          $10.63          $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,631            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.31           N/A             N/A             N/A            N/A
    End of period                          $9.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,633            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                    $12.35          $10.81          $10.86           N/A            N/A
    End of period                          $11.25          $12.35          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $16.14          $15.89          $15.95         $14.98           N/A
    End of period                          $16.75          $16.14          $15.89         $15.95           N/A
  Accumulation units outstanding
  at the end of period                     3,374           1,402           1,593            955            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(885)

  Accumulation unit value:
    Beginning of period                    $12.54          $11.16          $11.14           N/A            N/A
    End of period                          $12.50          $12.54          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,360           1,023             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      970             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(585)

  Accumulation unit value:
    Beginning of period                    $13.82          $10.79          $9.37           $7.86           N/A
    End of period                          $15.01          $13.82          $10.79          $9.37           N/A
  Accumulation units outstanding
  at the end of period                     13,623          6,650           5,729           2,666           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(835)

  Accumulation unit value:
    Beginning of period                    $20.15          $18.53          $16.30           N/A            N/A
    End of period                          $21.11          $20.15          $18.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,118             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $13.28          $13.25          $13.34         $12.91           N/A
    End of period                          $13.71          $13.28          $13.25         $13.34           N/A
  Accumulation units outstanding
  at the end of period                      233             243             319             243            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                    $10.77          $8.70            N/A             N/A            N/A
    End of period                          $13.78          $10.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      899              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(585)

  Accumulation unit value:
    Beginning of period                    $18.13          $16.31          $15.45         $13.19           N/A
    End of period                          $17.13          $18.13          $16.31         $15.45           N/A
  Accumulation units outstanding
  at the end of period                     4,407           8,145           10,080          6,606           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(585)

  Accumulation unit value:
    Beginning of period                    $15.09          $13.31          $13.11         $11.48           N/A
    End of period                          $13.64          $15.09          $13.31         $13.11           N/A
  Accumulation units outstanding
  at the end of period                     3,465           6,437           5,733           4,094           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(586)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.36          $10.99          $9.40           N/A
    End of period                          $10.63          $11.28          $10.36         $10.99           N/A
  Accumulation units outstanding
  at the end of period                     23,537          24,658          31,877         19,404           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(669)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.47          $10.60         $10.63           N/A
    End of period                          $10.88          $10.53          $10.47         $10.60           N/A
  Accumulation units outstanding
  at the end of period                     7,795           15,862          15,709         12,854           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(669)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $6.04            N/A             N/A             N/A            N/A
    End of period                          $5.47            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,189            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(663)

  Accumulation unit value:
    Beginning of period                    $10.42          $9.46           $9.99           $8.99           N/A
    End of period                          $9.31           $10.42          $9.46           $9.99           N/A
  Accumulation units outstanding
  at the end of period                     3,701           7,897           7,199           7,862           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(663)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(586)

  Accumulation unit value:
    Beginning of period                    $10.15          $8.07           $8.82           $8.25           N/A
    End of period                          $9.94           $10.15          $8.07           $8.82           N/A
  Accumulation units outstanding
  at the end of period                     23,941          27,250          37,329         23,059           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                    $11.65          $9.85            N/A             N/A            N/A
    End of period                          $10.17          $11.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,481          21,231           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                    $8.72           $7.69           $7.60           $6.95           N/A
    End of period                          $8.78           $8.72           $7.69           $7.60           N/A
  Accumulation units outstanding
  at the end of period                      936             961             989            1,019           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(631)

  Accumulation unit value:
    Beginning of period                    $13.20          $11.46          $11.13         $10.04           N/A
    End of period                          $10.58          $13.20          $11.46         $11.13           N/A
  Accumulation units outstanding
  at the end of period                     4,629           7,759           7,316           8,517           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                    $15.73          $11.57          $10.82          $8.68           N/A
    End of period                          $16.95          $15.73          $11.57         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     23,107          25,038          32,786         18,359           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.33          $9.89           $9.99           N/A
    End of period                          $11.12          $10.65          $10.33          $9.89           N/A
  Accumulation units outstanding
  at the end of period                     8,109           8,063           7,294           6,941           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                    $9.74            N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,574            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(631)

  Accumulation unit value:
    Beginning of period                    $17.38          $14.26          $12.97         $11.12           N/A
    End of period                          $18.61          $17.38          $14.26         $12.97           N/A
  Accumulation units outstanding
  at the end of period                     9,917           12,276          14,615          9,963           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                    $13.46          $11.67          $10.87         $10.72           N/A
    End of period                          $13.24          $13.46          $11.67         $10.87           N/A
  Accumulation units outstanding
  at the end of period                    130,382         139,829         160,387          3,364           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1120)

  Accumulation unit value:
    Beginning of period                    $10.62          $9.38            N/A             N/A            N/A
    End of period                          $11.70          $10.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,762           20,883           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1120)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.37          $10.79         $10.43           N/A
    End of period                          $12.17          $10.54          $10.37         $10.79           N/A
  Accumulation units outstanding
  at the end of period                     1,516           1,678           1,677           1,568           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(626)

  Accumulation unit value:
    Beginning of period                    $24.85          $21.20          $15.97         $13.92           N/A
    End of period                          $32.61          $24.85          $21.20         $15.97           N/A
  Accumulation units outstanding
  at the end of period                     4,571           3,547           3,578           1,990           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(586)

  Accumulation unit value:
    Beginning of period                    $12.37          $12.18          $9.15           $7.79           N/A
    End of period                          $12.61          $12.37          $12.18          $9.15           N/A
  Accumulation units outstanding
  at the end of period                     18,816          23,118          42,513         20,531           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(616)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.33          $12.26         $10.97           N/A
    End of period                          $14.79          $14.19          $13.33         $12.26           N/A
  Accumulation units outstanding
  at the end of period                     9,015           16,331          17,430         16,873           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                    $11.34          $10.15          $10.02          $9.41           N/A
    End of period                          $11.54          $11.34          $10.15         $10.02           N/A
  Accumulation units outstanding
  at the end of period                     28,087          35,665          38,178         17,882           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(586)

  Accumulation unit value:
    Beginning of period                    $18.99          $17.87          $16.91         $14.59           N/A
    End of period                          $16.50          $18.99          $17.87         $16.91           N/A
  Accumulation units outstanding
  at the end of period                     15,381          16,627          21,101         14,487           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(616)

  Accumulation unit value:
    Beginning of period                    $14.49          $12.71          $12.57         $10.98           N/A
    End of period                          $13.77          $14.49          $12.71         $12.57           N/A
  Accumulation units outstanding
  at the end of period                     5,658           12,454          14,309         11,653           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(606)

  Accumulation unit value:
    Beginning of period                    $5.54           $5.22           $5.26           $5.17           N/A
    End of period                          $6.16           $5.54           $5.22           $5.26           N/A
  Accumulation units outstanding
  at the end of period                     7,345           7,688           7,579           7,878           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(818)

  Accumulation unit value:
    Beginning of period                    $14.68          $15.34          $11.50           N/A            N/A
    End of period                          $17.02          $14.68          $15.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,872           10,024          20,119           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(818)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.76          $11.04         $10.10           N/A
    End of period                          $13.75          $12.80          $11.76         $11.04           N/A
  Accumulation units outstanding
  at the end of period                     91,404         103,036         109,037         14,552           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $13.39          $11.80          $10.69          $9.43           N/A
    End of period                          $13.81          $13.39          $11.80         $10.69           N/A
  Accumulation units outstanding
  at the end of period                     2,733           15,169          4,892           3,463           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $10.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,670            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $12.47          $12.42          $12.51         $12.09           N/A
    End of period                          $13.10          $12.47          $12.42         $12.51           N/A
  Accumulation units outstanding
  at the end of period                     19,515          37,750          18,410         12,110           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(631)

  Accumulation unit value:
    Beginning of period                    $20.14          $18.25          $17.29         $15.43           N/A
    End of period                          $18.13          $20.14          $18.25         $17.29           N/A
  Accumulation units outstanding
  at the end of period                     1,351           1,372           1,279           1,292           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(663)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.75           N/A
    End of period                           N/A             N/A             N/A           $13.78           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(663)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.40          $11.56          $11.72         $11.43           N/A
    End of period                          $11.90          $12.40          $11.56         $11.72           N/A
  Accumulation units outstanding
  at the end of period                     2,139           4,105           3,017           3,663           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(610)

  Accumulation unit value:
    Beginning of period                    $18.96          $17.28          $16.98         $15.98           N/A
    End of period                          $17.36          $18.96          $17.28         $16.98           N/A
  Accumulation units outstanding
  at the end of period                      790             919             932             849            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                    $7.85           $7.65           $7.03           $6.04           N/A
    End of period                          $7.56           $7.85           $7.65           $7.03           N/A
  Accumulation units outstanding
  at the end of period                       -             9,495           9,554           9,952           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(654)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.55           N/A
    End of period                           N/A             N/A             N/A            $9.75           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(654)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.89           N/A
    End of period                           N/A             N/A             N/A            $9.93           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $10.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,689           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(657)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.44           N/A
    End of period                           N/A             N/A             N/A            $9.69           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(657)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(619)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.29           N/A
    End of period                           N/A             N/A             N/A            $9.44           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $13.43          $11.98          $11.38         $10.48           N/A
    End of period                          $14.22          $13.43          $11.98         $11.38           N/A
  Accumulation units outstanding
  at the end of period                      160            3,513           10,171          7,171           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(862)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.34          $10.25           N/A            N/A
    End of period                          $11.16          $10.82          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,301          9,703           2,047            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(583)

  Accumulation unit value:
    Beginning of period                    $13.38          $12.08          $11.58         $10.44           N/A
    End of period                          $14.11          $13.38          $12.08         $11.58           N/A
  Accumulation units outstanding
  at the end of period                     40,476          43,109          43,474         41,589           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(898)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.66          $10.46           N/A            N/A
    End of period                          $11.94          $11.42          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,578           7,390           7,074            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(898)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $12.71          $11.68          $11.31         $10.53           N/A
    End of period                          $13.40          $12.71          $11.68         $11.31           N/A
  Accumulation units outstanding
  at the end of period                     17,827          17,912          18,873          9,020           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                    $22.22          $20.15          $19.72         $18.52           N/A
    End of period                          $23.18          $22.22          $20.15         $19.72           N/A
  Accumulation units outstanding
  at the end of period                      168            5,321           5,618            168            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.61           N/A             N/A             N/A            N/A
    End of period                          $10.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,047           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                    $19.52          $16.63          $15.85         $14.72           N/A
    End of period                          $20.42          $19.52          $16.63         $15.85           N/A
  Accumulation units outstanding
  at the end of period                     3,683           1,880           2,275            14             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $25.08          $22.73          $22.08         $20.85           N/A
    End of period                          $26.80          $25.08          $22.73         $22.08           N/A
  Accumulation units outstanding
  at the end of period                     4,847           2,951           3,227           2,712           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $32.89          $31.74          $28.66         $26.23           N/A
    End of period                          $37.41          $32.89          $31.74         $28.66           N/A
  Accumulation units outstanding
  at the end of period                     1,544           1,698           1,497           1,338           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(616)

  Accumulation unit value:
    Beginning of period                    $14.71          $12.63          $12.26         $11.14           N/A
    End of period                          $14.39          $14.71          $12.63         $12.26           N/A
  Accumulation units outstanding
  at the end of period                     8,102           5,301           2,919           2,822           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.045%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                    $15.02           N/A             N/A             N/A            N/A
    End of period                          $12.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      137             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                    $13.23          $11.91          $11.32         $11.08           N/A
    End of period                          $14.29          $13.23          $11.91         $11.32           N/A
  Accumulation units outstanding
  at the end of period                      500             681             681             521            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(560)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.08          $9.44           $8.93           N/A
    End of period                          $11.35          $10.84          $10.08          $9.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             3,249           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1116)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.00           N/A             N/A            N/A
    End of period                          $10.63          $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,283          13,283           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(575)

  Accumulation unit value:
    Beginning of period                    $16.07          $15.83          $15.90         $14.84           N/A
    End of period                          $16.68          $16.07          $15.83         $15.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $21.32           N/A             N/A             N/A            N/A
    End of period                          $21.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      292             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(1000)

  Accumulation unit value:
    Beginning of period                    $18.07          $16.70           N/A             N/A            N/A
    End of period                          $17.07          $18.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      210             202             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(451)

  Accumulation unit value:
    Beginning of period                    $11.25          $10.33          $10.97          $9.28          $8.32
    End of period                          $10.60          $11.25          $10.33         $10.97          $9.28
  Accumulation units outstanding
  at the end of period                       -             1,158           1,096            978           1,071

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(451)

  Accumulation unit value:
    Beginning of period                    $10.12          $8.05           $8.80           $8.82          $7.91
    End of period                          $9.91           $10.12          $8.05           $8.80          $8.82
  Accumulation units outstanding
  at the end of period                       -             1,307           1,398           1,223          1,127

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $13.17          $11.43          $11.11         $10.18           N/A
    End of period                          $10.55          $13.17          $11.43         $11.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              671            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(451)

  Accumulation unit value:
    Beginning of period                    $15.68          $11.54          $10.80          $8.69          $8.41
    End of period                          $16.90          $15.68          $11.54         $10.80          $8.69
  Accumulation units outstanding
  at the end of period                      205            1,107           1,006           1,003          1,060

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.31          $9.87          $10.26           N/A
    End of period                          $11.08          $10.63          $10.31          $9.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              666            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1007)

  Accumulation unit value:
    Beginning of period                    $13.44          $11.95           N/A             N/A            N/A
    End of period                          $13.23          $13.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      537             537             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1007)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $24.78          $21.15          $15.94         $13.55           N/A
    End of period                          $32.52          $24.78          $21.15         $15.94           N/A
  Accumulation units outstanding
  at the end of period                       -              149              -              504            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(451)

  Accumulation unit value:
    Beginning of period                    $12.34          $12.16          $9.13           $8.00          $7.34
    End of period                          $12.57          $12.34          $12.16          $9.13          $8.00
  Accumulation units outstanding
  at the end of period                      287            1,372            958            5,955          1,214

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(522)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.31          $12.25         $11.14           N/A
    End of period                          $14.76          $14.16          $13.31         $12.25           N/A
  Accumulation units outstanding
  at the end of period                     2,073           2,073           2,073           2,073           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(522)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(522)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.14          $10.01          $9.57           N/A
    End of period                          $11.51          $11.32          $10.14         $10.01           N/A
  Accumulation units outstanding
  at the end of period                     2,486           2,486           2,486           2,486           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(522)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(451)

  Accumulation unit value:
    Beginning of period                    $18.94          $17.83          $16.88         $15.46          $15.13
    End of period                          $16.45          $18.94          $17.83         $16.88          $15.46
  Accumulation units outstanding
  at the end of period                      204             883             653             649            589

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(522)

  Accumulation unit value:
    Beginning of period                    $14.47          $12.70          $12.56         $11.27           N/A
    End of period                          $13.74          $14.47          $12.70         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     2,050           2,050           2,050           2,050           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(522)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $5.53           $5.21           $5.25           $5.18           N/A
    End of period                          $6.14           $5.53           $5.21           $5.25           N/A
  Accumulation units outstanding
  at the end of period                      302              -               -             1,320           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1007)

  Accumulation unit value:
    Beginning of period                    $14.67          $15.21           N/A             N/A            N/A
    End of period                          $17.00          $14.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1007)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(938)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.75          $11.21           N/A            N/A
    End of period                          $13.74          $12.79          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              670             673             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(561)

  Accumulation unit value:
    Beginning of period                    $13.36          $11.78          $10.67          $9.64           N/A
    End of period                          $13.78          $13.36          $11.78         $10.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,576           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(561)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(575)

  Accumulation unit value:
    Beginning of period                    $12.43          $12.39          $12.48         $12.04           N/A
    End of period                          $13.05          $12.43          $12.39         $12.48           N/A
  Accumulation units outstanding
  at the end of period                     2,515           2,515             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(575)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.10           N/A
    End of period                           N/A             N/A             N/A           $13.74           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                    $7.83           $7.63           $7.02           $6.37           N/A
    End of period                          $7.54           $7.83           $7.63           $7.02           N/A
  Accumulation units outstanding
  at the end of period                       -             1,123           1,123           2,068           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1007)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.38           N/A             N/A            N/A
    End of period                          $11.15          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1007)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(889)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.66          $10.50           N/A            N/A
    End of period                          $11.92          $11.41          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             12,047           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(889)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(558)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.65          $11.28         $10.68           N/A
    End of period                          $13.36          $12.68          $11.65         $11.28           N/A
  Accumulation units outstanding
  at the end of period                      987            1,345           1,345           1,026           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                    $22.13          $20.07          $19.65         $18.41           N/A
    End of period                          $23.07          $22.13          $20.07         $19.65           N/A
  Accumulation units outstanding
  at the end of period                      563             767             767             586            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(560)

  Accumulation unit value:
    Beginning of period                    $24.98          $22.65          $22.01         $21.07           N/A
    End of period                          $26.68          $24.98          $22.65         $22.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              649            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(558)

  Accumulation unit value:
    Beginning of period                    $32.76          $31.62          $28.57         $25.66           N/A
    End of period                          $37.24          $32.76          $31.62         $28.57           N/A
  Accumulation units outstanding
  at the end of period                      404             550             550             951            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(558)

  Accumulation unit value:
    Beginning of period                    $14.68          $12.61          $12.24         $11.09           N/A
    End of period                          $14.35          $14.68          $12.61         $12.24           N/A
  Accumulation units outstanding
  at the end of period                      928            1,264           1,264            972            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 3.05%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(859)

  Accumulation unit value:
    Beginning of period                    $14.68          $12.35          $11.06           N/A            N/A
    End of period                          $15.63          $14.68          $12.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(880)

  Accumulation unit value:
    Beginning of period                    $15.17          $11.47          $11.51           N/A            N/A
    End of period                          $12.50          $15.17          $11.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(616)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.08          $9.44           $8.78           N/A
    End of period                          $11.34          $10.83          $10.08          $9.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1027)

  Accumulation unit value:
    Beginning of period                    $22.95          $22.51           N/A             N/A            N/A
    End of period                          $24.42          $22.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(880)

  Accumulation unit value:
    Beginning of period                    $12.34          $10.81          $11.06           N/A            N/A
    End of period                          $11.24          $12.34          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(880)

  Accumulation unit value:
    Beginning of period                    $12.53          $11.16          $11.16           N/A            N/A
    End of period                          $12.49          $12.53          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(810)

  Accumulation unit value:
    Beginning of period                    $13.77          $10.75          $9.00            N/A            N/A
    End of period                          $14.95          $13.77          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(867)

  Accumulation unit value:
    Beginning of period                    $20.06          $18.45          $17.49           N/A            N/A
    End of period                          $21.00          $20.06          $18.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(880)

  Accumulation unit value:
    Beginning of period                    $13.22          $13.20          $13.35           N/A            N/A
    End of period                          $13.64          $13.22          $13.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(616)

  Accumulation unit value:
    Beginning of period                    $18.07          $16.26          $15.40         $13.55           N/A
    End of period                          $17.06          $18.07          $16.26         $15.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(616)

  Accumulation unit value:
    Beginning of period                    $15.04          $13.27          $13.07         $11.72           N/A
    End of period                          $13.59          $15.04          $13.27         $13.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.33          $11.14           N/A            N/A
    End of period                          $10.59          $11.24          $10.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              263             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(565)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.46          $10.58         $10.45           N/A
    End of period                          $10.85          $10.51          $10.46         $10.58           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(565)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                    $10.11          $8.05           $8.66            N/A            N/A
    End of period                          $9.91           $10.11          $8.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              336             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                    $15.67          $11.53          $10.59           N/A            N/A
    End of period                          $16.89          $15.67          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              266             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(565)

  Accumulation unit value:
    Beginning of period                    $17.34          $14.24          $12.95         $11.54           N/A
    End of period                          $18.56          $17.34          $14.24         $12.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,064             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(565)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(808)

  Accumulation unit value:
    Beginning of period                    $13.44          $11.66          $10.56           N/A            N/A
    End of period                          $13.22          $13.44          $11.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,658           9,658             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(808)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(859)

  Accumulation unit value:
    Beginning of period                    $24.76          $21.14          $19.25           N/A            N/A
    End of period                          $32.49          $24.76          $21.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                    $12.33          $12.15          $10.06           N/A            N/A
    End of period                          $12.56          $12.33          $12.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              277             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(565)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.31          $12.25         $11.37           N/A
    End of period                          $14.75          $14.16          $13.31         $12.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -              549              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(565)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(565)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.14          $10.01          $9.50           N/A
    End of period                          $11.51          $11.31          $10.14         $10.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(565)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(781)

  Accumulation unit value:
    Beginning of period                    $18.93          $17.82          $17.26           N/A            N/A
    End of period                          $16.44          $18.93          $17.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              168             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(565)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.69          $12.55         $11.57           N/A
    End of period                          $13.73          $14.46          $12.69         $12.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -              565              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(565)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(880)

  Accumulation unit value:
    Beginning of period                    $14.67          $15.33          $12.97           N/A            N/A
    End of period                          $16.99          $14.67          $15.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1027)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.54           N/A             N/A            N/A
    End of period                          $13.73          $12.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(616)

  Accumulation unit value:
    Beginning of period                    $13.36          $11.77          $10.67          $9.21           N/A
    End of period                          $13.77          $13.36          $11.77         $10.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(616)

  Accumulation unit value:
    Beginning of period                    $8.32           $8.18           $7.72           $7.35           N/A
    End of period                          $8.94           $8.32           $8.18           $7.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(880)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.34          $10.36           N/A            N/A
    End of period                          $11.15          $10.82          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(737)

  Accumulation unit value:
    Beginning of period                    $13.33          $12.04          $11.55         $11.55           N/A
    End of period                          $14.05          $13.33          $12.04         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     2,856           8,498           20,743         11,706           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(868)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.66          $10.49           N/A            N/A
    End of period                          $11.92          $11.41          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(868)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(835)

  Accumulation unit value:
    Beginning of period                    $12.67          $11.64          $11.04           N/A            N/A
    End of period                          $13.35          $12.67          $11.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,437           4,263           9,041            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(880)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.40          $10.39           N/A            N/A
    End of period                          $10.70          $10.54          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(810)

  Accumulation unit value:
    Beginning of period                    $24.97          $22.64          $20.14           N/A            N/A
    End of period                          $26.66          $24.97          $22.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(810)

  Accumulation unit value:
    Beginning of period                    $32.74          $31.60          $26.45           N/A            N/A
    End of period                          $37.22          $32.74          $31.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(810)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.60          $11.66           N/A            N/A
    End of period                          $14.35          $14.67          $12.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.06%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(687)

  Accumulation unit value:
    Beginning of period                    $14.66          $12.33          $11.49         $10.19           N/A
    End of period                          $15.61          $14.66          $12.33         $11.49           N/A
  Accumulation units outstanding
  at the end of period                     9,038           17,174          15,932          9,306           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(684)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.04          $10.61          $9.73           N/A
    End of period                          $12.96          $11.55          $11.04         $10.61           N/A
  Accumulation units outstanding
  at the end of period                     18,121          17,336          13,083          3,076           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.17          $11.46          $10.72           N/A            N/A
    End of period                          $12.50          $15.17          $11.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,606           21,171          13,415           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(699)

  Accumulation unit value:
    Beginning of period                    $13.22          $11.90          $11.32         $10.71           N/A
    End of period                          $14.27          $13.22          $11.90         $11.32           N/A
  Accumulation units outstanding
  at the end of period                     8,079           8,194           8,492            646            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(684)

  Accumulation unit value:
    Beginning of period                    $16.61          $16.31          $14.98         $13.55           N/A
    End of period                          $17.94          $16.61          $16.31         $14.98           N/A
  Accumulation units outstanding
  at the end of period                       -             3,280           3,666            511            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $8.86           $7.98           N/A
    End of period                           N/A             N/A            $8.02           $8.86           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             1,914           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(684)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.07          $9.43           $8.77           N/A
    End of period                          $11.33          $10.82          $10.07          $9.43           N/A
  Accumulation units outstanding
  at the end of period                     11,823          12,105          12,109          4,093           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $26.00           N/A             N/A             N/A            N/A
    End of period                          $25.14           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,317            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(805)

  Accumulation unit value:
    Beginning of period                    $22.92          $22.59          $20.40           N/A            N/A
    End of period                          $24.39          $22.92          $22.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                       30              31              30             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(805)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.32           N/A             N/A             N/A            N/A
    End of period                          $13.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,312           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(882)

  Accumulation unit value:
    Beginning of period                    $16.36          $15.02          $14.85           N/A            N/A
    End of period                          $15.96          $16.36          $15.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(882)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(583)

  Accumulation unit value:
    Beginning of period                    $19.75          $16.96          $17.05         $14.59           N/A
    End of period                          $21.47          $19.75          $16.96         $17.05           N/A
  Accumulation units outstanding
  at the end of period                     3,682           1,738           1,720             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      723             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $12.34          $10.81          $10.69           N/A            N/A
    End of period                          $11.23          $12.34          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                      457             408             396             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                    $16.04          $15.80          $15.85           N/A            N/A
    End of period                          $16.65          $16.04          $15.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,758           2,673           2,570            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                    $12.53          $11.16          $10.61           N/A            N/A
    End of period                          $12.49          $12.53          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,881           2,496           2,529            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(791)

  Accumulation unit value:
    Beginning of period                    $13.75          $10.74          $9.42            N/A            N/A
    End of period                          $14.93          $13.75          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,050          17,835          6,897            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(684)

  Accumulation unit value:
    Beginning of period                    $20.04          $18.43          $17.90         $15.58           N/A
    End of period                          $20.97          $20.04          $18.43         $17.90           N/A
  Accumulation units outstanding
  at the end of period                     9,722           2,493           2,246            288            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(717)

  Accumulation unit value:
    Beginning of period                    $13.20          $13.18          $13.28         $13.15           N/A
    End of period                          $13.62          $13.20          $13.18         $13.28           N/A
  Accumulation units outstanding
  at the end of period                     4,470           7,548           7,362            538            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.77          $9.98            N/A             N/A            N/A
    End of period                          $13.77          $10.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,675          9,429            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(583)

  Accumulation unit value:
    Beginning of period                    $18.05          $16.25          $15.39         $12.97           N/A
    End of period                          $17.05          $18.05          $16.25         $15.39           N/A
  Accumulation units outstanding
  at the end of period                     9,233           7,640           7,684           2,500           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(687)

  Accumulation unit value:
    Beginning of period                    $15.02          $13.26          $13.06         $11.53           N/A
    End of period                          $13.58          $15.02          $13.26         $13.06           N/A
  Accumulation units outstanding
  at the end of period                     6,278           6,050           3,959           2,401           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(461)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.32          $10.96          $9.27          $8.37
    End of period                          $10.59          $11.24          $10.32         $10.96          $9.27
  Accumulation units outstanding
  at the end of period                     63,354          73,017          68,439         17,519           565

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(560)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.45          $10.58         $10.48           N/A
    End of period                          $10.84          $10.51          $10.45         $10.58           N/A
  Accumulation units outstanding
  at the end of period                     7,278           7,722           5,390            490            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(791)

  Accumulation unit value:
    Beginning of period                    $5.39           $4.08           $3.91            N/A            N/A
    End of period                          $5.45           $5.39           $4.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,842           9,964           1,218            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(684)

  Accumulation unit value:
    Beginning of period                    $10.38          $9.43           $9.97           $8.88           N/A
    End of period                          $9.27           $10.38          $9.43           $9.97           N/A
  Accumulation units outstanding
  at the end of period                     3,665           2,082           1,590            996            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(461)

  Accumulation unit value:
    Beginning of period                    $10.11          $8.04           $8.79           $8.81          $7.95
    End of period                          $9.90           $10.11          $8.04           $8.79          $8.81
  Accumulation units outstanding
  at the end of period                     69,892          91,798          94,573         30,149           592

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                    $11.65          $9.85            N/A             N/A            N/A
    End of period                          $10.16          $11.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,406          4,357            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(583)

  Accumulation unit value:
    Beginning of period                    $8.69           $7.67           $7.58           $6.86           N/A
    End of period                          $8.74           $8.69           $7.67           $7.58           N/A
  Accumulation units outstanding
  at the end of period                     2,584           2,584           2,588             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(708)

  Accumulation unit value:
    Beginning of period                    $13.15          $11.42          $11.09         $10.71           N/A
    End of period                          $10.53          $13.15          $11.42         $11.09           N/A
  Accumulation units outstanding
  at the end of period                     1,226           1,317            999             408            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(461)

  Accumulation unit value:
    Beginning of period                    $15.67          $11.53          $10.79          $8.68          $8.13
    End of period                          $16.88          $15.67          $11.53         $10.79          $8.68
  Accumulation units outstanding
  at the end of period                     53,059          66,065          70,484         17,885           573

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(684)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.30          $9.86           $9.06           N/A
    End of period                          $11.07          $10.61          $10.30          $9.86           N/A
  Accumulation units outstanding
  at the end of period                     15,492          13,639          12,807          3,476           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(560)

  Accumulation unit value:
    Beginning of period                    $17.33          $14.23          $12.95         $11.51           N/A
    End of period                          $18.55          $17.33          $14.23         $12.95           N/A
  Accumulation units outstanding
  at the end of period                     11,544          16,685          17,258          1,395           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(735)

  Accumulation unit value:
    Beginning of period                    $13.44          $11.66          $10.87         $10.88           N/A
    End of period                          $13.22          $13.44          $11.66         $10.87           N/A
  Accumulation units outstanding
  at the end of period                    280,064         319,223         331,412           956            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(757)

  Accumulation unit value:
    Beginning of period                    $10.52          $10.36          $9.95            N/A            N/A
    End of period                          $12.15          $10.52          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,710          5,196           3,330            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(708)

  Accumulation unit value:
    Beginning of period                    $24.75          $21.12          $15.92         $15.67           N/A
    End of period                          $32.46          $24.75          $21.12         $15.92           N/A
  Accumulation units outstanding
  at the end of period                     16,874          16,872          20,785           442            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(461)

  Accumulation unit value:
    Beginning of period                    $12.33          $12.14          $9.12           $7.99          $7.48
    End of period                          $12.56          $12.33          $12.14          $9.12          $7.99
  Accumulation units outstanding
  at the end of period                     57,802          67,756          72,327         20,989           630

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(560)

  Accumulation unit value:
    Beginning of period                    $14.15          $13.30          $12.25         $11.32           N/A
    End of period                          $14.75          $14.15          $13.30         $12.25           N/A
  Accumulation units outstanding
  at the end of period                     10,276          13,861          12,373          1,778           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(560)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.13          $10.01          $9.51           N/A
    End of period                          $11.50          $11.31          $10.13         $10.01           N/A
  Accumulation units outstanding
  at the end of period                     25,245          36,196          26,357          2,294           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(461)

  Accumulation unit value:
    Beginning of period                    $18.92          $17.82          $16.86         $15.44          $15.53
    End of period                          $16.43          $18.92          $17.82         $16.86          $15.44
  Accumulation units outstanding
  at the end of period                     33,367          43,959          43,902         13,597           313

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(560)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.69          $12.55         $11.52           N/A
    End of period                          $13.72          $14.46          $12.69         $12.55           N/A
  Accumulation units outstanding
  at the end of period                     15,414          12,860          11,658          1,131           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(684)

  Accumulation unit value:
    Beginning of period                    $5.52           $5.21           $5.24           $4.68           N/A
    End of period                          $6.14           $5.52           $5.21           $5.24           N/A
  Accumulation units outstanding
  at the end of period                     11,429          12,229          18,127          5,749           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(761)

  Accumulation unit value:
    Beginning of period                    $14.66          $15.33          $11.99           N/A            N/A
    End of period                          $16.99          $14.66          $15.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,925          47,424          40,963           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(761)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(714)

  Accumulation unit value:
    Beginning of period                    $12.78          $11.75          $11.04         $10.61           N/A
    End of period                          $13.73          $12.78          $11.75         $11.04           N/A
  Accumulation units outstanding
  at the end of period                     7,997           9,708           8,339            672            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(521)

  Accumulation unit value:
    Beginning of period                    $13.35          $11.77          $10.67          $9.62           N/A
    End of period                          $13.77          $13.35          $11.77         $10.67           N/A
  Accumulation units outstanding
  at the end of period                      347            6,140           6,140           5,793           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(521)

  Accumulation unit value:
    Beginning of period                    $8.32           $8.17           $7.72           $7.73           N/A
    End of period                          $8.94           $8.32           $8.17           $7.72           N/A
  Accumulation units outstanding
  at the end of period                       -             18,828          20,838         18,828           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(521)

  Accumulation unit value:
    Beginning of period                    $12.42          $12.37          $12.47         $12.41           N/A
    End of period                          $13.04          $12.42          $12.37         $12.47           N/A
  Accumulation units outstanding
  at the end of period                     14,652          22,892          23,190         10,232           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(690)

  Accumulation unit value:
    Beginning of period                    $20.02          $18.15          $17.21         $15.23           N/A
    End of period                          $18.01          $20.02          $18.15         $17.21           N/A
  Accumulation units outstanding
  at the end of period                     1,438           1,257           1,583            986            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.45           N/A
    End of period                           N/A             N/A             N/A           $13.72           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.52          $11.68         $11.40           N/A
    End of period                          $11.84          $12.35          $11.52         $11.68           N/A
  Accumulation units outstanding
  at the end of period                     5,628           8,616           6,992           3,007           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(699)

  Accumulation unit value:
    Beginning of period                    $18.85          $17.19          $16.90         $16.37           N/A
    End of period                          $17.25          $18.85          $17.19         $16.90           N/A
  Accumulation units outstanding
  at the end of period                     3,497           3,063           3,099            429            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(687)

  Accumulation unit value:
    Beginning of period                    $7.82           $7.63           $7.01           $6.17           N/A
    End of period                          $7.53           $7.82           $7.63           $7.01           N/A
  Accumulation units outstanding
  at the end of period                       -             19,404          21,623          2,736           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.32           N/A
    End of period                           N/A             N/A             N/A            $9.41           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(897)

  Accumulation unit value:
    Beginning of period                    $13.37          $11.93          $11.49           N/A            N/A
    End of period                          $14.15          $13.37          $11.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,046           1,070           1,071            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $10.98           N/A             N/A             N/A            N/A
    End of period                          $11.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,401           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(487)

  Accumulation unit value:
    Beginning of period                    $13.32          $12.03          $11.55         $10.67           N/A
    End of period                          $14.04          $13.32          $12.03         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     17,043          45,867          41,897         39,349           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(805)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.66          $10.25           N/A            N/A
    End of period                          $11.92          $11.41          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,034           2,378            773             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(805)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(560)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.63          $11.27         $10.72           N/A
    End of period                          $13.34          $12.66          $11.63         $11.27           N/A
  Accumulation units outstanding
  at the end of period                     29,484          30,086          29,857          7,500           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(699)

  Accumulation unit value:
    Beginning of period                    $22.09          $20.04          $19.62         $19.07           N/A
    End of period                          $23.03          $22.09          $20.04         $19.62           N/A
  Accumulation units outstanding
  at the end of period                     3,986           3,964           3,923            369            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(707)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.39          $10.43         $10.44           N/A
    End of period                          $10.69          $10.53          $10.39         $10.43           N/A
  Accumulation units outstanding
  at the end of period                     49,489          14,460          37,614          4,541           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                    $19.49          $16.62          $15.84         $14.02           N/A
    End of period                          $20.38          $19.49          $16.62         $15.84           N/A
  Accumulation units outstanding
  at the end of period                     2,841           2,695           2,876            583            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(684)

  Accumulation unit value:
    Beginning of period                    $24.94          $22.61          $21.98         $19.78           N/A
    End of period                          $26.63          $24.94          $22.61         $21.98           N/A
  Accumulation units outstanding
  at the end of period                     10,903          12,533          12,493          7,721           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(521)

  Accumulation unit value:
    Beginning of period                    $32.70          $31.57          $28.53         $25.22           N/A
    End of period                          $37.17          $32.70          $31.57         $28.53           N/A
  Accumulation units outstanding
  at the end of period                     3,627           6,992           5,718           3,447           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(678)

  Accumulation unit value:
    Beginning of period                    $14.66          $12.59          $12.23         $11.32           N/A
    End of period                          $14.34          $14.66          $12.59         $12.23           N/A
  Accumulation units outstanding
  at the end of period                     23,525          42,010          40,488         22,953           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.07%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(891)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.31          $10.50           N/A            N/A
    End of period                          $10.58          $11.22          $10.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(891)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(891)

  Accumulation unit value:
    Beginning of period                    $10.10          $8.03           $8.12            N/A            N/A
    End of period                          $9.89           $10.10          $8.03            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(891)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(891)

  Accumulation unit value:
    Beginning of period                    $15.65          $11.52          $11.33           N/A            N/A
    End of period                          $16.86          $15.65          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(891)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(891)

  Accumulation unit value:
    Beginning of period                    $24.73          $21.11          $21.29           N/A            N/A
    End of period                          $32.44          $24.73          $21.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(891)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(891)

  Accumulation unit value:
    Beginning of period                    $12.31          $12.13          $11.10           N/A            N/A
    End of period                          $12.54          $12.31          $12.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(891)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(563)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.30          $12.24         $11.45           N/A
    End of period                          $14.74          $14.14          $13.30         $12.24           N/A
  Accumulation units outstanding
  at the end of period                     2,391           2,391           2,391           1,831           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.13          $10.01          $9.54           N/A
    End of period                          $11.50          $11.30          $10.13         $10.01           N/A
  Accumulation units outstanding
  at the end of period                     7,875           7,875           7,875           5,982           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(891)

  Accumulation unit value:
    Beginning of period                    $18.90          $17.80          $17.40           N/A            N/A
    End of period                          $16.41          $18.90          $17.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(891)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(563)

  Accumulation unit value:
    Beginning of period                    $14.45          $12.68          $12.55         $11.64           N/A
    End of period                          $13.72          $14.45          $12.68         $12.55           N/A
  Accumulation units outstanding
  at the end of period                     1,786           1,786           1,786           1,363           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(563)

  Accumulation unit value:
    Beginning of period                    $13.34          $11.76          $10.66          $9.73           N/A
    End of period                          $13.76          $13.34          $11.76         $10.66           N/A
  Accumulation units outstanding
  at the end of period                     1,407           1,407           1,407           1,080           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.095%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(787)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.02          $10.36           N/A            N/A
    End of period                          $12.93          $11.52          $11.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.88           N/A             N/A             N/A            N/A
    End of period                          $25.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      917             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.72           N/A             N/A             N/A            N/A
    End of period                          $13.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,889            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(787)

  Accumulation unit value:
    Beginning of period                    $19.68          $16.90          $16.49           N/A            N/A
    End of period                          $21.39          $19.68          $16.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,992            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1200)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.62           N/A             N/A            N/A
    End of period                          $10.62          $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,859          7,232            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1200)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $9.73            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,664            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(787)

  Accumulation unit value:
    Beginning of period                    $15.98          $15.74          $15.71           N/A            N/A
    End of period                          $16.57          $15.98          $15.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1164)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.35           N/A             N/A            N/A
    End of period                          $14.88          $13.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,888             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(787)

  Accumulation unit value:
    Beginning of period                    $13.15          $13.13          $13.10           N/A            N/A
    End of period                          $13.56          $13.15          $13.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.99           N/A             N/A             N/A            N/A
    End of period                          $13.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,812            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(787)

  Accumulation unit value:
    Beginning of period                    $17.99          $16.20          $15.23           N/A            N/A
    End of period                          $16.99          $17.99          $16.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      199              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $16.09           N/A             N/A             N/A            N/A
    End of period                          $13.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      478             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(787)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.29          $10.93           N/A            N/A
    End of period                          $10.55          $11.20          $10.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(787)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.44          $10.43           N/A            N/A
    End of period                          $10.82          $10.49          $10.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             14,367            -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(787)

  Accumulation unit value:
    Beginning of period                    $10.35          $9.41           $9.60            N/A            N/A
    End of period                          $9.24           $10.35          $9.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $10.97           N/A             N/A             N/A            N/A
    End of period                          $10.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,866            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $11.58           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,087            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(787)

  Accumulation unit value:
    Beginning of period                    $15.62          $11.50          $10.45           N/A            N/A
    End of period                          $16.82          $15.62          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,163             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(787)

  Accumulation unit value:
    Beginning of period                    $17.30          $14.21          $13.18           N/A            N/A
    End of period                          $18.51          $17.30          $14.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,526             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(720)

  Accumulation unit value:
    Beginning of period                    $13.43          $11.66          $10.87         $10.45           N/A
    End of period                          $13.21          $13.43          $11.66         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     86,661          95,521          98,868          9,758           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $12.35           N/A             N/A             N/A            N/A
    End of period                          $11.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,197           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $30.14           N/A             N/A             N/A            N/A
    End of period                          $32.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      764             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(787)

  Accumulation unit value:
    Beginning of period                    $14.13          $13.28          $12.30           N/A            N/A
    End of period                          $14.71          $14.13          $13.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,896             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1435)

  Accumulation unit value:
    Beginning of period                    $8.91            N/A             N/A             N/A            N/A
    End of period                          $8.75            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,818            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(787)

  Accumulation unit value:
    Beginning of period                    $14.43          $12.67          $12.00           N/A            N/A
    End of period                          $13.70          $14.43          $12.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,986             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $5.75            N/A             N/A             N/A            N/A
    End of period                          $6.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,405            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(809)

  Accumulation unit value:
    Beginning of period                    $14.65          $15.32          $11.54           N/A            N/A
    End of period                          $16.97          $14.65          $15.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,277           4,230           12,654           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(809)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.41           N/A             N/A             N/A            N/A
    End of period                          $13.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      584             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(787)

  Accumulation unit value:
    Beginning of period                    $12.38          $12.34          $12.31           N/A            N/A
    End of period                          $12.99          $12.38          $12.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(787)

  Accumulation unit value:
    Beginning of period                    $12.30          $11.48          $11.65           N/A            N/A
    End of period                          $11.80          $12.30          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $20.46           N/A             N/A             N/A            N/A
    End of period                          $17.17           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      181             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(770)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.33          $10.24           N/A            N/A
    End of period                          $11.13          $10.80          $10.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(770)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(770)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.65          $10.39           N/A            N/A
    End of period                          $11.90          $11.40          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,450           2,453           2,456            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(770)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(770)

  Accumulation unit value:
    Beginning of period                    $12.62          $11.60          $11.13           N/A            N/A
    End of period                          $13.29          $12.62          $11.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,238           5,906           5,974            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(770)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(787)

  Accumulation unit value:
    Beginning of period                    $22.01          $19.97          $19.55           N/A            N/A
    End of period                          $22.93          $22.01          $19.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.57           N/A             N/A             N/A            N/A
    End of period                          $10.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     63,488           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(787)

  Accumulation unit value:
    Beginning of period                    $19.46          $16.60          $16.01           N/A            N/A
    End of period                          $20.34          $19.46          $16.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $26.35           N/A             N/A             N/A            N/A
    End of period                          $26.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      481             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(787)

  Accumulation unit value:
    Beginning of period                    $32.57          $31.45          $27.85           N/A            N/A
    End of period                          $37.01          $32.57          $31.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                      755              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(787)

  Accumulation unit value:
    Beginning of period                    $14.63          $12.57          $12.23           N/A            N/A
    End of period                          $14.30          $14.63          $12.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.11%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(814)

  Accumulation unit value:
    Beginning of period                    $14.58          $12.27          $11.18           N/A            N/A
    End of period                          $15.51          $14.58          $12.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(859)

  Accumulation unit value:
    Beginning of period                    $15.15          $11.46          $10.68           N/A            N/A
    End of period                          $12.48          $15.15          $11.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              116             257             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(906)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.04          $9.84            N/A            N/A
    End of period                          $11.29          $10.79          $10.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(906)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(918)

  Accumulation unit value:
    Beginning of period                    $21.36          $19.45          $18.57           N/A            N/A
    End of period                          $24.98          $21.36          $19.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(678)

  Accumulation unit value:
    Beginning of period                    $22.79          $22.47          $22.15         $20.45           N/A
    End of period                          $24.24          $22.79          $22.47         $22.15           N/A
  Accumulation units outstanding
  at the end of period                      254             254             254             254            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.00           N/A             N/A             N/A            N/A
    End of period                          $13.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      318             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(705)

  Accumulation unit value:
    Beginning of period                    $19.65          $16.88          $16.98         $16.10           N/A
    End of period                          $21.35          $19.65          $16.88         $16.98           N/A
  Accumulation units outstanding
  at the end of period                      336             314             319             112            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1146)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.26           N/A             N/A            N/A
    End of period                          $10.62          $10.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      362              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                    $12.33          $10.80          $10.79           N/A            N/A
    End of period                          $11.22          $12.33          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(757)

  Accumulation unit value:
    Beginning of period                    $15.95          $15.72          $15.85           N/A            N/A
    End of period                          $16.54          $15.95          $15.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                      572             465             430             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.16          $11.01           N/A            N/A
    End of period                          $12.47          $12.52          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(705)

  Accumulation unit value:
    Beginning of period                    $13.69          $10.70          $9.31           $8.78           N/A
    End of period                          $14.86          $13.69          $10.70          $9.31           N/A
  Accumulation units outstanding
  at the end of period                     2,386           2,389            230             206            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(757)

  Accumulation unit value:
    Beginning of period                    $13.13          $13.11          $13.31           N/A            N/A
    End of period                          $13.53          $13.13          $13.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,326           1,061            968             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(678)

  Accumulation unit value:
    Beginning of period                    $17.97          $16.18          $15.34         $13.86           N/A
    End of period                          $16.96          $17.97          $16.18         $15.34           N/A
  Accumulation units outstanding
  at the end of period                      995             971             976             751            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(678)

  Accumulation unit value:
    Beginning of period                    $14.96          $13.21          $13.02         $11.86           N/A
    End of period                          $13.51          $14.96          $13.21         $13.02           N/A
  Accumulation units outstanding
  at the end of period                      743             696             706             438            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(635)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.29          $10.93          $9.41           N/A
    End of period                          $10.54          $11.19          $10.29         $10.93           N/A
  Accumulation units outstanding
  at the end of period                     2,140           2,007           1,955           3,061           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(877)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.43          $10.52           N/A            N/A
    End of period                          $10.81          $10.49          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       28              24              23             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(877)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(680)

  Accumulation unit value:
    Beginning of period                    $10.07          $8.02           $8.77           $8.17           N/A
    End of period                          $9.86           $10.07          $8.02           $8.77           N/A
  Accumulation units outstanding
  at the end of period                       -               36              -             1,902           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.73           N/A             N/A            N/A
    End of period                          $10.15          $11.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,621           1,621            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(918)

  Accumulation unit value:
    Beginning of period                    $8.65           $7.64           $7.47            N/A            N/A
    End of period                          $8.70           $8.65           $7.64            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(678)

  Accumulation unit value:
    Beginning of period                    $13.10          $11.39          $11.07         $10.38           N/A
    End of period                          $10.49          $13.10          $11.39         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     1,075           1,047           1,045            752            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                    $15.61          $11.49          $10.76          $8.78           N/A
    End of period                          $16.81          $15.61          $11.49         $10.76           N/A
  Accumulation units outstanding
  at the end of period                     2,483           2,674           5,637           2,192           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.26          $9.83           $9.43           N/A
    End of period                          $11.02          $10.57          $10.26          $9.83           N/A
  Accumulation units outstanding
  at the end of period                      282             284             286             288            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1348)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      392             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(680)

  Accumulation unit value:
    Beginning of period                    $17.29          $14.20          $12.93         $11.59           N/A
    End of period                          $18.50          $17.29          $14.20         $12.93           N/A
  Accumulation units outstanding
  at the end of period                      250             145             146             818            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(813)

  Accumulation unit value:
    Beginning of period                    $13.43          $11.65          $10.55           N/A            N/A
    End of period                          $13.20          $13.43          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,930           6,988           6,678            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(813)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1215)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.75           N/A             N/A            N/A
    End of period                          $11.68          $10.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              164             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1215)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.35          $9.21            N/A            N/A
    End of period                          $12.13          $10.51          $10.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(678)

  Accumulation unit value:
    Beginning of period                    $24.66          $21.06          $15.88         $15.75           N/A
    End of period                          $32.34          $24.66          $21.06         $15.88           N/A
  Accumulation units outstanding
  at the end of period                      757             659             707             508            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(680)

  Accumulation unit value:
    Beginning of period                    $12.28          $12.10          $9.10           $8.25           N/A
    End of period                          $12.50          $12.28          $12.10          $9.10           N/A
  Accumulation units outstanding
  at the end of period                       -               28              -             1,882           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(680)

  Accumulation unit value:
    Beginning of period                    $14.12          $13.27          $12.23         $11.02           N/A
    End of period                          $14.70          $14.12          $13.27         $12.23           N/A
  Accumulation units outstanding
  at the end of period                      151             152             153            1,000           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.11          $9.99           $9.32           N/A
    End of period                          $11.47          $11.28          $10.11          $9.99           N/A
  Accumulation units outstanding
  at the end of period                      334              -               -             4,166           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(635)

  Accumulation unit value:
    Beginning of period                    $18.85          $17.76          $16.82         $13.03           N/A
    End of period                          $16.36          $18.85          $17.76         $16.82           N/A
  Accumulation units outstanding
  at the end of period                     1,271           1,208           1,170           1,221           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(680)

  Accumulation unit value:
    Beginning of period                    $14.42          $12.66          $12.53         $11.18           N/A
    End of period                          $13.68          $14.42          $12.66         $12.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              556            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(918)

  Accumulation unit value:
    Beginning of period                    $5.50           $5.19           $5.03            N/A            N/A
    End of period                          $6.11           $5.50           $5.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(794)

  Accumulation unit value:
    Beginning of period                    $14.65          $15.32          $12.22           N/A            N/A
    End of period                          $16.96          $14.65          $15.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,586           5,863           12,701           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(906)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.74          $11.44           N/A            N/A
    End of period                          $13.71          $12.77          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(906)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(705)

  Accumulation unit value:
    Beginning of period                    $13.31          $11.74          $10.65         $10.01           N/A
    End of period                          $13.72          $13.31          $11.74         $10.65           N/A
  Accumulation units outstanding
  at the end of period                      197             200             202             181            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(635)

  Accumulation unit value:
    Beginning of period                    $12.36          $12.32          $12.43         $12.32           N/A
    End of period                          $12.97          $12.36          $12.32         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     2,124           1,918           1,779           1,162           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.40           N/A
    End of period                           N/A             N/A             N/A           $13.65           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.47          $11.64         $11.36           N/A
    End of period                          $11.78          $12.29          $11.47         $11.64           N/A
  Accumulation units outstanding
  at the end of period                     1,304           1,208           1,165           1,089           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(814)

  Accumulation unit value:
    Beginning of period                    $7.79           $7.60           $6.62            N/A            N/A
    End of period                          $7.50           $7.79           $7.60            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(814)

  Accumulation unit value:
    Beginning of period                    $13.31          $11.88          $10.65           N/A            N/A
    End of period                          $14.08          $13.31          $11.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(956)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.33          $10.28           N/A            N/A
    End of period                          $11.13          $10.80          $10.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(956)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(825)

  Accumulation unit value:
    Beginning of period                    $13.26          $11.98          $11.07           N/A            N/A
    End of period                          $13.97          $13.26          $11.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(825)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(826)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.65          $10.16           N/A            N/A
    End of period                          $11.90          $11.40          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(826)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(785)

  Accumulation unit value:
    Beginning of period                    $12.60          $11.59          $11.10           N/A            N/A
    End of period                          $13.27          $12.60          $11.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,786           9,194           9,639            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(785)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(976)

  Accumulation unit value:
    Beginning of period                    $21.97          $19.93          $19.99           N/A            N/A
    End of period                          $22.88          $21.97          $19.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(976)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                    $19.45          $18.47           N/A             N/A            N/A
    End of period                          $20.33          $19.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      963             963             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(757)

  Accumulation unit value:
    Beginning of period                    $24.79          $22.49          $21.18           N/A            N/A
    End of period                          $26.46          $24.79          $22.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      373             330             330             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(635)

  Accumulation unit value:
    Beginning of period                    $32.51          $31.40          $28.39         $23.33           N/A
    End of period                          $36.94          $32.51          $31.40         $28.39           N/A
  Accumulation units outstanding
  at the end of period                      957            1,031           1,003            939            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(705)

  Accumulation unit value:
    Beginning of period                    $14.61          $12.56          $12.20         $11.74           N/A
    End of period                          $14.28          $14.61          $12.56         $12.20           N/A
  Accumulation units outstanding
  at the end of period                      783             739             739             154            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.12%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(959)

  Accumulation unit value:
    Beginning of period                    $13.11          $13.10          $13.05           N/A            N/A
    End of period                          $13.52          $13.11          $13.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,064           3,808            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(959)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(959)

  Accumulation unit value:
    Beginning of period                    $13.42          $11.65          $11.65           N/A            N/A
    End of period                          $13.19          $13.42          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             12,156          12,803           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(959)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(959)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.74          $11.75           N/A            N/A
    End of period                          $13.70          $12.77          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             12,471          12,698           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(959)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(959)

  Accumulation unit value:
    Beginning of period                    $12.35          $12.31          $12.31           N/A            N/A
    End of period                          $12.96          $12.35          $12.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,313           4,039            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(959)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(959)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.46          $11.36           N/A            N/A
    End of period                          $11.77          $12.28          $11.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,213           2,188            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(959)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 3.145%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $15.14          $11.46          $11.21           N/A            N/A
    End of period                          $12.47          $15.14          $11.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              751             831             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(673)

  Accumulation unit value:
    Beginning of period                    $13.16          $11.86          $11.29         $10.04           N/A
    End of period                          $14.20          $13.16          $11.86         $11.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -              752             914            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(673)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(558)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.03          $9.40           $8.86           N/A
    End of period                          $11.26          $10.76          $10.03          $9.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(673)

  Accumulation unit value:
    Beginning of period                    $21.27          $19.37          $19.62         $17.69           N/A
    End of period                          $24.87          $21.27          $19.37         $19.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -              214             259            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(673)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(673)

  Accumulation unit value:
    Beginning of period                    $16.22          $14.90          $14.87         $13.45           N/A
    End of period                          $15.81          $16.22          $14.90         $14.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -              562             682            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(673)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $13.65          $10.67          $10.67           N/A            N/A
    End of period                          $14.81          $13.65          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              822             893             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(558)

  Accumulation unit value:
    Beginning of period                    $17.92          $16.14          $15.30         $13.49           N/A
    End of period                          $16.91          $17.92          $16.14         $15.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -              276             336            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.35           $4.63            N/A             N/A            N/A
    End of period                          $5.41           $5.35            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,051            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.39           N/A             N/A            N/A
    End of period                          $10.15          $11.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              952             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                    $15.56          $14.82           N/A             N/A            N/A
    End of period                          $16.75          $15.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              731             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(818)

  Accumulation unit value:
    Beginning of period                    $13.41          $11.65          $10.36           N/A            N/A
    End of period                          $13.18          $13.41          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,307          12,307          12,307           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(818)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(867)

  Accumulation unit value:
    Beginning of period                    $24.59          $21.01          $19.83           N/A            N/A
    End of period                          $32.23          $24.59          $21.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,138            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                    $11.26          $10.10          $9.98           $9.44           N/A
    End of period                          $11.45          $11.26          $10.10          $9.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.49           $5.18           $5.18            N/A            N/A
    End of period                          $6.09           $5.49           $5.18            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              920             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(925)

  Accumulation unit value:
    Beginning of period                    $14.63          $15.31          $13.79           N/A            N/A
    End of period                          $16.94          $14.63          $15.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(925)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(857)

  Accumulation unit value:
    Beginning of period                    $12.32          $12.29          $12.55           N/A            N/A
    End of period                          $12.93          $12.32          $12.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(857)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(925)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.44          $11.41           N/A            N/A
    End of period                          $11.74          $12.25          $11.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(925)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(673)

  Accumulation unit value:
    Beginning of period                    $18.66          $17.04          $16.76         $15.51           N/A
    End of period                          $17.06          $18.66          $17.04         $16.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -              487             592            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(673)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(558)

  Accumulation unit value:
    Beginning of period                    $12.57          $11.56          $11.21         $10.61           N/A
    End of period                          $13.23          $12.57          $11.56         $11.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -              723             878            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                    $21.88          $19.86          $19.46         $18.25           N/A
    End of period                          $22.78          $21.88          $19.86         $19.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.33           N/A             N/A            N/A
    End of period                          $10.58          $10.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(558)

  Accumulation unit value:
    Beginning of period                    $32.38          $31.29          $28.29         $25.43           N/A
    End of period                          $36.77          $32.38          $31.29         $28.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(558)

  Accumulation unit value:
    Beginning of period                    $14.58          $12.53          $12.19         $11.04           N/A
    End of period                          $14.25          $14.58          $12.53         $12.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.15%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $14.56          $12.22          $11.70           N/A            N/A
    End of period                          $15.48          $14.56          $12.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       20              10              11             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(911)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.99          $10.61           N/A            N/A
    End of period                          $12.88          $11.49          $10.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                       96              52              49             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(868)

  Accumulation unit value:
    Beginning of period                    $15.12          $11.45          $11.23           N/A            N/A
    End of period                          $12.45          $15.12          $11.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                      112             473             504             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(868)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.70           N/A             N/A             N/A            N/A
    End of period                          $24.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      322             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.32           N/A             N/A             N/A            N/A
    End of period                          $13.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      607             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                    $16.21          $14.89          $14.79           N/A            N/A
    End of period                          $15.80          $16.21          $14.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,500           1,496           1,543            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(781)

  Accumulation unit value:
    Beginning of period                    $19.57          $16.82          $16.91           N/A            N/A
    End of period                          $21.25          $19.57          $16.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                      630             705             735             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.37          $10.81          $10.82           N/A            N/A
    End of period                          $11.24          $12.37          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       27              12              13             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(911)

  Accumulation unit value:
    Beginning of period                    $15.85          $15.64          $15.80           N/A            N/A
    End of period                          $16.44          $15.85          $15.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       44              22              21             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(781)

  Accumulation unit value:
    Beginning of period                    $13.64          $10.67          $9.58            N/A            N/A
    End of period                          $14.80          $13.64          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,915           2,567           2,973            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $19.88          $18.27          $18.31           N/A            N/A
    End of period                          $20.78          $19.88          $18.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                       15              7               7              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                    $13.06          $13.06          $13.18           N/A            N/A
    End of period                          $13.47          $13.06          $13.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,180           2,930           2,851            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.05           N/A             N/A             N/A            N/A
    End of period                          $13.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      588             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(781)

  Accumulation unit value:
    Beginning of period                    $17.91          $16.13          $15.41           N/A            N/A
    End of period                          $16.90          $17.91          $16.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,033           1,060           1,093            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(781)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.17          $13.16           N/A            N/A
    End of period                          $13.46          $14.90          $13.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                      925             940             926             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.35           $4.63            N/A             N/A            N/A
    End of period                          $5.41           $5.35            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      232            1,253            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(728)

  Accumulation unit value:
    Beginning of period                    $10.04          $7.99           $8.74           $8.59           N/A
    End of period                          $9.82           $10.04          $7.99           $8.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             2,329           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.39           N/A             N/A            N/A
    End of period                          $10.15          $11.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              582             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $13.15           N/A             N/A             N/A            N/A
    End of period                          $10.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       47             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                    $15.56          $14.81           N/A             N/A            N/A
    End of period                          $16.75          $15.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       80             447             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(739)

  Accumulation unit value:
    Beginning of period                    $13.41          $11.65          $10.60           N/A            N/A
    End of period                          $13.18          $13.41          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(739)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(728)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.35          $10.79         $10.58           N/A
    End of period                          $12.12          $10.50          $10.35         $10.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              945            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(868)

  Accumulation unit value:
    Beginning of period                    $24.58          $21.00          $19.99           N/A            N/A
    End of period                          $32.22          $24.58          $21.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                      267              -              668             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(868)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.48           $5.17           $5.17            N/A            N/A
    End of period                          $6.09           $5.48           $5.17            N/A            N/A
  Accumulation units outstanding
  at the end of period                      162              -              540             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(728)

  Accumulation unit value:
    Beginning of period                    $14.63          $15.31          $11.38         $11.23           N/A
    End of period                          $16.94          $14.63          $15.31         $11.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              891            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(969)

  Accumulation unit value:
    Beginning of period                    $12.76          $11.74          $11.83           N/A            N/A
    End of period                          $13.69          $12.76          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              429             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(969)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $13.28          $11.72          $10.55           N/A            N/A
    End of period                          $13.68          $13.28          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,945           2,076           2,205            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(781)

  Accumulation unit value:
    Beginning of period                    $12.32          $12.29          $12.36           N/A            N/A
    End of period                          $12.92          $12.32          $12.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,414           3,133           3,056            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(911)

  Accumulation unit value:
    Beginning of period                    $19.88          $17.99          $17.47           N/A            N/A
    End of period                          $17.86          $19.88          $17.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                       17              7               8              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(911)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.44          $11.57           N/A            N/A
    End of period                          $11.75          $12.28          $11.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       26              12              12             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(728)

  Accumulation unit value:
    Beginning of period                    $13.21          $11.95          $11.47         $11.30           N/A
    End of period                          $13.92          $13.21          $11.95         $11.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,380          14,160           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(580)

  Accumulation unit value:
    Beginning of period                    $12.56          $11.55          $11.20         $10.21           N/A
    End of period                          $13.22          $12.56          $11.55         $11.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(911)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.28          $10.28           N/A            N/A
    End of period                          $10.57          $10.42          $10.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                       49              24              22             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(911)

  Accumulation unit value:
    Beginning of period                    $19.41          $16.56          $16.39           N/A            N/A
    End of period                          $20.28          $19.41          $16.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       25              13             317             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $24.68          $22.40          $21.45           N/A            N/A
    End of period                          $26.33          $24.68          $22.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                      853             897             936             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $32.36          $31.27          $28.10           N/A            N/A
    End of period                          $36.75          $32.36          $31.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                      600             670             659             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(781)

  Accumulation unit value:
    Beginning of period                    $14.57          $12.53          $12.35           N/A            N/A
    End of period                          $14.24          $14.57          $12.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,511           1,532           1,663            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.16%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(880)

  Accumulation unit value:
    Beginning of period                    $14.49          $12.20          $11.19           N/A            N/A
    End of period                          $15.41          $14.49          $12.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.99          $10.37           N/A            N/A
    End of period                          $12.88          $11.49          $10.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,467           1,537           1,613            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                    $13.15          $11.85          $11.29           N/A            N/A
    End of period                          $14.18          $13.15          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                      555             582             611             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(555)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.02          $9.39           $8.98           N/A
    End of period                          $11.25          $10.75          $10.02          $9.39           N/A
  Accumulation units outstanding
  at the end of period                     2,565           2,708           2,728           3,961           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(695)

  Accumulation unit value:
    Beginning of period                    $21.24          $19.34          $19.59         $18.37           N/A
    End of period                          $24.82          $21.24          $19.34         $19.59           N/A
  Accumulation units outstanding
  at the end of period                      287             347             358             475            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.07           N/A             N/A             N/A            N/A
    End of period                          $13.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,343            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1162)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.32           N/A             N/A            N/A
    End of period                          $10.61          $10.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,906           2,948            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(880)

  Accumulation unit value:
    Beginning of period                    $15.86          $15.63          $15.74           N/A            N/A
    End of period                          $16.44          $15.86          $15.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                      914             568             214             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(911)

  Accumulation unit value:
    Beginning of period                    $13.63          $10.66          $9.90            N/A            N/A
    End of period                          $14.78          $13.63          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,975            321             133             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(846)

  Accumulation unit value:
    Beginning of period                    $19.80          $18.24          $16.78           N/A            N/A
    End of period                          $20.71          $19.80          $18.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                      449             277             291             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(846)

  Accumulation unit value:
    Beginning of period                    $13.05          $13.04          $13.31           N/A            N/A
    End of period                          $13.45          $13.05          $13.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,003           1,052           1,103            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.12           N/A             N/A             N/A            N/A
    End of period                          $13.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      254             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(880)

  Accumulation unit value:
    Beginning of period                    $17.89          $16.12          $16.12           N/A            N/A
    End of period                          $16.88          $17.89          $16.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                      406              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(880)

  Accumulation unit value:
    Beginning of period                    $14.89          $13.16          $13.55           N/A            N/A
    End of period                          $13.44          $14.89          $13.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                      514              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(665)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.26          $10.90          $9.94           N/A
    End of period                          $10.50          $11.15          $10.26         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     7,740           19,400          18,279          2,655           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(695)

  Accumulation unit value:
    Beginning of period                    $10.46          $10.41          $10.55         $10.58           N/A
    End of period                          $10.78          $10.46          $10.41         $10.55           N/A
  Accumulation units outstanding
  at the end of period                     7,333           8,045           7,717           5,109           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.76            N/A             N/A             N/A            N/A
    End of period                          $5.40            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,082            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(911)

  Accumulation unit value:
    Beginning of period                    $10.30          $9.37           $9.43            N/A            N/A
    End of period                          $9.19           $10.30          $9.37            N/A            N/A
  Accumulation units outstanding
  at the end of period                      377             377             143             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(665)

  Accumulation unit value:
    Beginning of period                    $10.03          $7.99           $8.74           $8.35           N/A
    End of period                          $9.82           $10.03          $7.99           $8.74           N/A
  Accumulation units outstanding
  at the end of period                     9,251           23,275          24,057          4,365           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.73           N/A             N/A            N/A
    End of period                          $10.14          $11.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      538              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(665)

  Accumulation unit value:
    Beginning of period                    $15.55          $11.45          $10.73          $9.39           N/A
    End of period                          $16.74          $15.55          $11.45         $10.73           N/A
  Accumulation units outstanding
  at the end of period                     6,865           12,941          14,929          2,739           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(846)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.23          $10.09           N/A            N/A
    End of period                          $10.97          $10.53          $10.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                      793             814             618             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                    $17.25          $14.17          $12.91         $11.27           N/A
    End of period                          $18.44          $17.25          $14.17         $12.91           N/A
  Accumulation units outstanding
  at the end of period                     4,198           5,458           6,074           4,528           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(771)

  Accumulation unit value:
    Beginning of period                    $13.41          $11.65          $10.99           N/A            N/A
    End of period                          $13.18          $13.41          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                    113,938         199,472         202,367           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(771)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(809)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.35          $9.11            N/A            N/A
    End of period                          $12.11          $10.50          $10.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,461           2,372           2,284            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(809)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(911)

  Accumulation unit value:
    Beginning of period                    $24.56          $20.98          $21.54           N/A            N/A
    End of period                          $32.19          $24.56          $20.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,336            672             587             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(665)

  Accumulation unit value:
    Beginning of period                    $12.23          $12.06          $9.07           $8.08           N/A
    End of period                          $12.45          $12.23          $12.06          $9.07           N/A
  Accumulation units outstanding
  at the end of period                     8,864           14,070          13,419          2,203           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(713)

  Accumulation unit value:
    Beginning of period                    $14.08          $13.25          $12.21         $11.82           N/A
    End of period                          $14.66          $14.08          $13.25         $12.21           N/A
  Accumulation units outstanding
  at the end of period                     4,852           5,831           6,045           3,106           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(695)

  Accumulation unit value:
    Beginning of period                    $11.25          $10.09          $9.98           $9.34           N/A
    End of period                          $11.43          $11.25          $10.09          $9.98           N/A
  Accumulation units outstanding
  at the end of period                     8,134           19,469          22,886          6,645           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(665)

  Accumulation unit value:
    Beginning of period                    $18.78          $17.70          $16.77         $14.36           N/A
    End of period                          $16.29          $18.78          $17.70         $16.77           N/A
  Accumulation units outstanding
  at the end of period                     6,671           11,721          11,237          1,211           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(695)

  Accumulation unit value:
    Beginning of period                    $14.39          $12.64          $12.51         $11.33           N/A
    End of period                          $13.64          $14.39          $12.64         $12.51           N/A
  Accumulation units outstanding
  at the end of period                     5,914           6,641           7,031           4,523           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                    $14.63          $15.31          $12.87           N/A            N/A
    End of period                          $16.93          $14.63          $15.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,722           14,634          11,771           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(809)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.74          $10.36           N/A            N/A
    End of period                          $13.69          $12.75          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,379          11,978          12,305           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(809)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(846)

  Accumulation unit value:
    Beginning of period                    $12.31          $12.28          $12.52           N/A            N/A
    End of period                          $12.91          $12.31          $12.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,068           1,119           1,174            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(695)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.42          $11.59         $11.48           N/A
    End of period                          $11.72          $12.23          $11.42         $11.59           N/A
  Accumulation units outstanding
  at the end of period                     2,855            702            3,006            771            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $18.57           N/A             N/A             N/A            N/A
    End of period                          $17.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,077            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                    $7.77           $7.58           $6.91            N/A            N/A
    End of period                          $7.47           $7.77           $7.58            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              543             570             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(602)

  Accumulation unit value:
    Beginning of period                    $13.26          $11.84          $11.26         $10.42           N/A
    End of period                          $14.02          $13.26          $11.84         $11.26           N/A
  Accumulation units outstanding
  at the end of period                       -             4,330           4,330             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(911)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.32          $10.33           N/A            N/A
    End of period                          $11.11          $10.79          $10.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                      341             341             130             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(555)

  Accumulation unit value:
    Beginning of period                    $13.20          $11.94          $11.47         $10.94           N/A
    End of period                          $13.90          $13.20          $11.94         $11.47           N/A
  Accumulation units outstanding
  at the end of period                       -             13,815          13,818         13,821           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(967)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.64          $10.64           N/A            N/A
    End of period                          $11.88          $11.38          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,314            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(616)

  Accumulation unit value:
    Beginning of period                    $12.55          $11.55          $11.20         $10.44           N/A
    End of period                          $13.21          $12.55          $11.55         $11.20           N/A
  Accumulation units outstanding
  at the end of period                     6,318           21,746          23,093         18,599           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.41           N/A             N/A             N/A            N/A
    End of period                          $10.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,100           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $24.65          $22.37          $21.76         $20.23           N/A
    End of period                          $26.29          $24.65          $22.37         $21.76           N/A
  Accumulation units outstanding
  at the end of period                      840             880             923            2,120           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $32.32          $31.24          $28.25         $25.18           N/A
    End of period                          $36.70          $32.32          $31.24         $28.25           N/A
  Accumulation units outstanding
  at the end of period                      755             849             840            1,686           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $14.82           N/A             N/A             N/A            N/A
    End of period                          $14.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,350            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.195%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1081)

  Accumulation unit value:
    Beginning of period                    $19.48          $18.28           N/A             N/A            N/A
    End of period                          $21.15          $19.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1081)

  Accumulation unit value:
    Beginning of period                    $15.79          $15.26           N/A             N/A            N/A
    End of period                          $16.37          $15.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(765)

  Accumulation unit value:
    Beginning of period                    $10.44          $10.40          $10.61           N/A            N/A
    End of period                          $10.76          $10.44          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(1191)

  Accumulation unit value:
    Beginning of period                    $10.00          $9.92            N/A             N/A            N/A
    End of period                          $9.79           $10.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      931            1,007            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(1191)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(1191)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.58           N/A             N/A            N/A
    End of period                          $10.94          $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      885             944             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(1191)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(765)

  Accumulation unit value:
    Beginning of period                    $17.22          $14.15          $12.73           N/A            N/A
    End of period                          $18.40          $17.22          $14.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(752)

  Accumulation unit value:
    Beginning of period                    $13.40          $11.64          $10.40           N/A            N/A
    End of period                          $13.16          $13.40          $11.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,768          22,900          23,027           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(752)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1191)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.76           N/A             N/A            N/A
    End of period                          $12.10          $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      917             928             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1191)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(1191)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.87           N/A             N/A            N/A
    End of period                          $12.41          $12.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      761             842             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(1191)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(765)

  Accumulation unit value:
    Beginning of period                    $14.06          $13.23          $12.03           N/A            N/A
    End of period                          $14.63          $14.06          $13.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(765)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.08          $9.83            N/A            N/A
    End of period                          $11.41          $11.23          $10.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(765)

  Accumulation unit value:
    Beginning of period                    $14.36          $12.62          $11.99           N/A            N/A
    End of period                          $13.61          $14.36          $12.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(794)

  Accumulation unit value:
    Beginning of period                    $14.62          $15.30          $12.22           N/A            N/A
    End of period                          $16.91          $14.62          $15.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,010           4,028           3,340            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1191)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.26           N/A             N/A            N/A
    End of period                          $13.16          $12.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,774           4,074            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1191)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1081)

  Accumulation unit value:
    Beginning of period                    $19.38          $17.40           N/A             N/A            N/A
    End of period                          $20.24          $19.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1081)

  Accumulation unit value:
    Beginning of period                    $24.55          $22.19           N/A             N/A            N/A
    End of period                          $26.18          $24.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(1081)

  Accumulation unit value:
    Beginning of period                    $32.19          $31.41           N/A             N/A            N/A
    End of period                          $36.54          $32.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.21%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1089)

  Accumulation unit value:
    Beginning of period                    $15.13          $12.55           N/A             N/A            N/A
    End of period                          $12.45          $15.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(747)

  Accumulation unit value:
    Beginning of period                    $13.11          $11.83          $10.77           N/A            N/A
    End of period                          $14.14          $13.11          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      654             909             930             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $22.53          $22.23          $21.93         $20.64           N/A
    End of period                          $23.93          $22.53          $22.23         $21.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $19.45          $16.72          $16.84         $14.97           N/A
    End of period                          $21.11          $19.45          $16.72         $16.84           N/A
  Accumulation units outstanding
  at the end of period                       -             1,772           1,772             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92            N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      632             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1165)

  Accumulation unit value:
    Beginning of period                    $15.77          $15.66           N/A             N/A            N/A
    End of period                          $16.33          $15.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,353            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(569)

  Accumulation unit value:
    Beginning of period                    $13.57          $10.62          $9.25           $7.96           N/A
    End of period                          $14.72          $13.57          $10.62          $9.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $19.69          $18.14          $17.65         $15.41           N/A
    End of period                          $20.58          $19.69          $18.14         $17.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(833)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.97          $13.16           N/A            N/A
    End of period                          $13.36          $12.97          $12.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $17.81          $16.06          $15.24         $13.15           N/A
    End of period                          $16.80          $17.81          $16.06         $15.24           N/A
  Accumulation units outstanding
  at the end of period                       -             1,839           1,839             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(747)

  Accumulation unit value:
    Beginning of period                    $14.82          $13.10          $12.27           N/A            N/A
    End of period                          $13.38          $14.82          $13.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                      684             813             832             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.22          $10.87          $9.56           N/A
    End of period                          $10.45          $11.11          $10.22         $10.87           N/A
  Accumulation units outstanding
  at the end of period                      127             134              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(551)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.39          $10.53         $10.51           N/A
    End of period                          $10.75          $10.43          $10.39         $10.53           N/A
  Accumulation units outstanding
  at the end of period                      125             131              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(594)

  Accumulation unit value:
    Beginning of period                    $5.33           $4.04           $4.13           $3.72           N/A
    End of period                          $5.38           $5.33           $4.04           $4.13           N/A
  Accumulation units outstanding
  at the end of period                       -             7,207           7,207             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(594)

  Accumulation unit value:
    Beginning of period                    $10.26          $9.34           $9.88           $9.30           N/A
    End of period                          $9.16           $10.26          $9.34           $9.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(551)

  Accumulation unit value:
    Beginning of period                    $10.00          $7.97           $8.72           $8.71           N/A
    End of period                          $9.78           $10.00          $7.97           $8.72           N/A
  Accumulation units outstanding
  at the end of period                      162             171              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1046)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.14           N/A             N/A            N/A
    End of period                          $10.13          $11.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              438             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(594)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.31          $11.01         $10.20           N/A
    End of period                          $10.40          $13.00          $11.31         $11.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                    $15.49          $11.42          $10.70          $9.49           N/A
    End of period                          $16.67          $15.49          $11.42         $10.70           N/A
  Accumulation units outstanding
  at the end of period                      206             217             108             103            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(594)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.20          $9.78          $10.10           N/A
    End of period                          $10.93          $10.49          $10.20          $9.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(551)

  Accumulation unit value:
    Beginning of period                    $17.20          $14.15          $12.89         $11.62           N/A
    End of period                          $18.39          $17.20          $14.15         $12.89           N/A
  Accumulation units outstanding
  at the end of period                     1,131           1,610           1,726             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                    $13.40          $11.64          $10.87           N/A            N/A
    End of period                          $13.16          $13.40          $11.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,629           8,195           6,364            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(892)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.34          $10.29           N/A            N/A
    End of period                          $12.09          $10.49          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,855           2,855            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(565)

  Accumulation unit value:
    Beginning of period                    $24.47          $20.92          $15.79         $13.35           N/A
    End of period                          $32.06          $24.47          $20.92         $15.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(565)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(551)

  Accumulation unit value:
    Beginning of period                    $12.19          $12.03          $9.05           $8.31           N/A
    End of period                          $12.40          $12.19          $12.03          $9.05           N/A
  Accumulation units outstanding
  at the end of period                      119             125              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $14.05          $13.22          $12.19         $10.92           N/A
    End of period                          $14.61          $14.05          $13.22         $12.19           N/A
  Accumulation units outstanding
  at the end of period                     9,257           9,511           10,130          7,901           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(575)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.07          $9.96           $9.05           N/A
    End of period                          $11.40          $11.23          $10.07          $9.96           N/A
  Accumulation units outstanding
  at the end of period                     37,239          38,334          41,379         32,425           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(551)

  Accumulation unit value:
    Beginning of period                    $18.71          $17.64          $16.73         $15.61           N/A
    End of period                          $16.22          $18.71          $17.64         $16.73           N/A
  Accumulation units outstanding
  at the end of period                      159             153              72             68             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(633)

  Accumulation unit value:
    Beginning of period                    $14.35          $12.61          $12.50         $10.53           N/A
    End of period                          $13.60          $14.35          $12.61         $12.50           N/A
  Accumulation units outstanding
  at the end of period                     6,429           6,600           6,972           5,366           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(633)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(594)

  Accumulation unit value:
    Beginning of period                    $5.46           $5.16           $5.20           $5.14           N/A
    End of period                          $6.06           $5.46           $5.16           $5.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                    $14.61          $15.30          $11.38         $11.10           N/A
    End of period                          $16.91          $14.61          $15.30         $11.38           N/A
  Accumulation units outstanding
  at the end of period                      171             185             171             194            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.73          $11.03         $10.74           N/A
    End of period                          $13.66          $12.74          $11.73         $11.03           N/A
  Accumulation units outstanding
  at the end of period                      290             282            4,010            267            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $13.24          $11.69          $10.61          $9.27           N/A
    End of period                          $13.63          $13.24          $11.69         $10.61           N/A
  Accumulation units outstanding
  at the end of period                     12,255          12,677          13,886         11,345           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $8.25           $8.12           $7.68           $7.50           N/A
    End of period                          $8.86           $8.25           $8.12           $7.68           N/A
  Accumulation units outstanding
  at the end of period                       -             4,360           4,604           3,032           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(570)

  Accumulation unit value:
    Beginning of period                    $12.25          $12.23          $12.34         $12.07           N/A
    End of period                          $12.84          $12.25          $12.23         $12.34           N/A
  Accumulation units outstanding
  at the end of period                     1,942           3,421           1,698           1,152           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(570)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(833)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.38          $10.98           N/A            N/A
    End of period                          $11.66          $12.18          $11.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $7.74           $7.56           $6.96           $6.13           N/A
    End of period                          $7.45           $7.74           $7.56           $6.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(725)

  Accumulation unit value:
    Beginning of period                    $13.20          $11.79          $11.22         $11.08           N/A
    End of period                          $13.95          $13.20          $11.79         $11.22           N/A
  Accumulation units outstanding
  at the end of period                     2,283           2,748            856             469            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(725)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.43           N/A             N/A            N/A
    End of period                          $11.09          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      637             670             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(557)

  Accumulation unit value:
    Beginning of period                    $13.15          $11.89          $11.43         $10.74           N/A
    End of period                          $13.84          $13.15          $11.89         $11.43           N/A
  Accumulation units outstanding
  at the end of period                     1,225           1,687            671             460            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(814)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.50          $10.68           N/A            N/A
    End of period                          $13.14          $12.49          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,250           4,756           5,765            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(1089)

  Accumulation unit value:
    Beginning of period                    $21.71          $19.69           N/A             N/A            N/A
    End of period                          $22.60          $21.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(981)

  Accumulation unit value:
    Beginning of period                    $10.35          $10.22          $10.22           N/A            N/A
    End of period                          $10.49          $10.35          $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,296            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(981)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                    $19.37          $18.40           N/A             N/A            N/A
    End of period                          $20.22          $19.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(747)

  Accumulation unit value:
    Beginning of period                    $24.50          $22.25          $21.09           N/A            N/A
    End of period                          $26.13          $24.50          $22.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,451           1,342           1,345            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(747)

  Accumulation unit value:
    Beginning of period                    $14.52          $12.49          $11.82           N/A            N/A
    End of period                          $14.17          $14.52          $12.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,052           2,688           2,863            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 3.245%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(884)

  Accumulation unit value:
    Beginning of period                    $12.46          $11.47          $11.33           N/A            N/A
    End of period                          $13.10          $12.46          $11.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,444           6,752           7,092            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(884)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.255%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(630)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.19          $10.85          $9.66           N/A
    End of period                          $10.41          $11.07          $10.19         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     2,498           2,472           2,315           2,113           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(630)

  Accumulation unit value:
    Beginning of period                    $9.96           $7.94           $8.70           $8.17           N/A
    End of period                          $9.74           $9.96           $7.94           $8.70           N/A
  Accumulation units outstanding
  at the end of period                     2,762           2,812           2,966           2,496           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(630)

  Accumulation unit value:
    Beginning of period                    $15.44          $11.38          $10.67          $8.96           N/A
    End of period                          $16.60          $15.44          $11.38         $10.67           N/A
  Accumulation units outstanding
  at the end of period                     1,654           1,948           2,221           2,276           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(630)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.99          $9.02           $7.69           N/A
    End of period                          $12.35          $12.15          $11.99          $9.02           N/A
  Accumulation units outstanding
  at the end of period                     2,254           2,098           2,227           2,653           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(630)

  Accumulation unit value:
    Beginning of period                    $18.64          $17.59          $16.68         $13.93           N/A
    End of period                          $16.16          $18.64          $17.59         $16.68           N/A
  Accumulation units outstanding
  at the end of period                     1,555           1,506           1,356           1,464           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.26%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $14.33          $14.00           N/A             N/A            N/A
    End of period                          $15.22          $14.33           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1068)

  Accumulation unit value:
    Beginning of period                    $11.43          $11.33           N/A             N/A            N/A
    End of period                          $12.80          $11.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,682            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1015)

  Accumulation unit value:
    Beginning of period                    $15.12          $12.30           N/A             N/A            N/A
    End of period                          $12.43          $15.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,704            371             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(812)

  Accumulation unit value:
    Beginning of period                    $16.24          $15.98          $13.64           N/A            N/A
    End of period                          $17.54          $16.24          $15.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,765            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1068)

  Accumulation unit value:
    Beginning of period                    $20.99          $21.11           N/A             N/A            N/A
    End of period                          $24.51          $20.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(750)

  Accumulation unit value:
    Beginning of period                    $22.39          $22.12          $20.80           N/A            N/A
    End of period                          $23.78          $22.39          $22.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              423             423             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(750)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $13.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      720             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                    $16.03          $14.74          $14.34           N/A            N/A
    End of period                          $15.60          $16.03          $14.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(750)

  Accumulation unit value:
    Beginning of period                    $19.35          $16.65          $15.76           N/A            N/A
    End of period                          $20.99          $19.35          $16.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              234             150             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92            N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,290           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                    $12.30          $11.92           N/A             N/A            N/A
    End of period                          $11.17          $12.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,412            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.83           N/A             N/A            N/A
    End of period                          $12.42          $12.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $13.51          $10.58          $10.58           N/A            N/A
    End of period                          $14.64          $13.51          $10.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                      392             972             355             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $19.57          $19.16           N/A             N/A            N/A
    End of period                          $20.45          $19.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(750)

  Accumulation unit value:
    Beginning of period                    $12.90          $12.91          $13.11           N/A            N/A
    End of period                          $13.28          $12.90          $12.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,424            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(750)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.71           N/A             N/A             N/A            N/A
    End of period                          $13.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,458            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(571)

  Accumulation unit value:
    Beginning of period                    $17.74          $15.99          $15.18         $13.21           N/A
    End of period                          $16.72          $17.74          $15.99         $15.18           N/A
  Accumulation units outstanding
  at the end of period                      128             412             958              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(571)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(571)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.05          $12.89         $11.68           N/A
    End of period                          $13.31          $14.76          $13.05         $12.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(571)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(699)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.19          $10.84         $10.25           N/A
    End of period                          $10.41          $11.07          $10.19         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     6,951           9,989           8,626           2,145           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(837)

  Accumulation unit value:
    Beginning of period                    $10.40          $10.37          $10.53           N/A            N/A
    End of period                          $10.72          $10.40          $10.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,017           2,993           2,688            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1168)

  Accumulation unit value:
    Beginning of period                    $5.31           $4.97            N/A             N/A            N/A
    End of period                          $5.36           $5.31            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      972            1,053            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1168)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(699)

  Accumulation unit value:
    Beginning of period                    $9.96           $7.94           $8.69           $8.26           N/A
    End of period                          $9.73           $9.96           $7.94           $8.69           N/A
  Accumulation units outstanding
  at the end of period                     7,426           11,651          10,613          2,663           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.07           N/A             N/A            N/A
    End of period                          $10.12          $11.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,713           1,671            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $12.95          $11.27          $11.27           N/A            N/A
    End of period                          $10.36          $12.95          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                      389             766             222             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(699)

  Accumulation unit value:
    Beginning of period                    $15.43          $11.38          $10.67         $10.02           N/A
    End of period                          $16.60          $15.43          $11.38         $10.67           N/A
  Accumulation units outstanding
  at the end of period                     5,693           9,006           11,981          2,196           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.45          $9.50            N/A             N/A            N/A
    End of period                          $10.88          $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,808            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(786)

  Accumulation unit value:
    Beginning of period                    $17.16          $14.12          $13.11           N/A            N/A
    End of period                          $18.33          $17.16          $14.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                      117             475             453             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                    $13.38          $11.63          $10.58           N/A            N/A
    End of period                          $13.13          $13.38          $11.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,092          62,000          68,449           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                    $10.60          $9.44            N/A             N/A            N/A
    End of period                          $11.65          $10.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,693            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(766)

  Accumulation unit value:
    Beginning of period                    $10.48          $10.33          $9.83            N/A            N/A
    End of period                          $12.07          $10.48          $10.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                      596            1,473           3,845            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(813)

  Accumulation unit value:
    Beginning of period                    $24.38          $20.85          $17.91           N/A            N/A
    End of period                          $31.92          $24.38          $20.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                      145             549             139             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(813)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(699)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.99          $9.02           $8.41           N/A
    End of period                          $12.34          $12.14          $11.99          $9.02           N/A
  Accumulation units outstanding
  at the end of period                     6,337           9,575           8,637           2,615           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(779)

  Accumulation unit value:
    Beginning of period                    $14.01          $13.20          $12.27           N/A            N/A
    End of period                          $14.57          $14.01          $13.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      721            1,434           1,434            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(779)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(755)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.05          $9.63            N/A            N/A
    End of period                          $11.37          $11.20          $10.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                      681            1,577           1,577            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(699)

  Accumulation unit value:
    Beginning of period                    $18.64          $17.59          $16.68         $15.45           N/A
    End of period                          $16.15          $18.64          $17.59         $16.68           N/A
  Accumulation units outstanding
  at the end of period                     4,018           4,767           6,423           1,423           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(779)

  Accumulation unit value:
    Beginning of period                    $14.31          $12.59          $12.17           N/A            N/A
    End of period                          $13.56          $14.31          $12.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                      735            5,761            736             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(779)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(755)

  Accumulation unit value:
    Beginning of period                    $14.60          $15.29          $11.32           N/A            N/A
    End of period                          $16.88          $14.60          $15.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,959           6,580           8,416            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(749)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.72          $10.71           N/A            N/A
    End of period                          $13.64          $12.73          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,482           5,127           8,082            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(983)

  Accumulation unit value:
    Beginning of period                    $13.20          $11.66          $11.66           N/A            N/A
    End of period                          $13.58          $13.20          $11.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              664             430             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1004)

  Accumulation unit value:
    Beginning of period                    $12.20          $12.14           N/A             N/A            N/A
    End of period                          $12.78          $12.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,069            635             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(1068)

  Accumulation unit value:
    Beginning of period                    $19.56          $18.43           N/A             N/A            N/A
    End of period                          $17.56          $19.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1158)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.70           N/A             N/A            N/A
    End of period                          $11.60          $12.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      347            3,975            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1158)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1116)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.29           N/A             N/A            N/A
    End of period                          $11.07          $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(743)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.85          $11.13           N/A            N/A
    End of period                          $13.77          $13.09          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,403           17,041          5,712            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(815)

  Accumulation unit value:
    Beginning of period                    $11.36          $10.63          $10.15           N/A            N/A
    End of period                          $11.84          $11.36          $10.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,161           2,798           1,651            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(764)

  Accumulation unit value:
    Beginning of period                    $12.44          $11.46          $10.94           N/A            N/A
    End of period                          $13.08          $12.44          $11.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,020           10,275          10,461           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(764)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(750)

  Accumulation unit value:
    Beginning of period                    $10.29          $10.17          $10.22           N/A            N/A
    End of period                          $10.43          $10.29          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,944          4,456           22,748           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(571)

  Accumulation unit value:
    Beginning of period                    $19.33          $16.51          $15.77         $14.39           N/A
    End of period                          $20.17          $19.33          $16.51         $15.77           N/A
  Accumulation units outstanding
  at the end of period                       -              550             550              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(571)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $24.36          $22.75           N/A             N/A            N/A
    End of period                          $25.96          $24.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(764)

  Accumulation unit value:
    Beginning of period                    $31.95          $30.90          $27.00           N/A            N/A
    End of period                          $36.24          $31.95          $30.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              189             122             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(764)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(750)

  Accumulation unit value:
    Beginning of period                    $14.47          $12.45          $11.73           N/A            N/A
    End of period                          $14.12          $14.47          $12.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                      354            1,521           1,476            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.27%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(892)

  Accumulation unit value:
    Beginning of period                    $15.11          $11.45          $11.00           N/A            N/A
    End of period                          $12.43          $15.11          $11.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,629           1,723            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.32           N/A             N/A             N/A            N/A
    End of period                          $24.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,301            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.31           N/A             N/A             N/A            N/A
    End of period                          $13.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,422            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $13.50          $10.57          $10.57           N/A            N/A
    End of period                          $14.63          $13.50          $10.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,796           1,867            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.00           N/A             N/A             N/A            N/A
    End of period                          $13.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,348            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.30           $4.59            N/A             N/A            N/A
    End of period                          $5.35           $5.30            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,474            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.38           N/A             N/A            N/A
    End of period                          $10.12          $11.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,062            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(599)

  Accumulation unit value:
    Beginning of period                    $15.42          $11.37          $10.66          $8.78           N/A
    End of period                          $16.58          $15.42          $11.37         $10.66           N/A
  Accumulation units outstanding
  at the end of period                       -             1,597             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(599)

  Accumulation unit value:
    Beginning of period                    $24.37          $20.84          $15.74         $13.26           N/A
    End of period                          $31.90          $24.37          $20.84         $15.74           N/A
  Accumulation units outstanding
  at the end of period                     1,076             -             2,374             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.43           $5.13           $5.13            N/A            N/A
    End of period                          $6.02           $5.43           $5.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,921            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(892)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.45          $12.32           N/A            N/A
    End of period                          $14.11          $14.46          $12.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.295%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.08           N/A             N/A             N/A            N/A
    End of period                          $13.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,456            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(897)

  Accumulation unit value:
    Beginning of period                    $15.61          $15.41          $15.50           N/A            N/A
    End of period                          $16.16          $15.61          $15.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                      659             687             670             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(897)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.86          $12.99           N/A            N/A
    End of period                          $13.22          $12.85          $12.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                      786             819             799             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.57            N/A             N/A             N/A            N/A
    End of period                          $5.34            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,913           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $8.53            N/A             N/A             N/A            N/A
    End of period                          $8.56            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      561             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(897)

  Accumulation unit value:
    Beginning of period                    $13.37          $11.63          $11.18           N/A            N/A
    End of period                          $13.12          $13.37          $11.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,651           7,564           6,500            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(840)

  Accumulation unit value:
    Beginning of period                    $10.47          $10.33          $10.09           N/A            N/A
    End of period                          $12.06          $10.47          $10.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             39,288           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(840)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(794)

  Accumulation unit value:
    Beginning of period                    $24.31          $20.80          $18.04           N/A            N/A
    End of period                          $31.82          $24.31          $20.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                    $14.79           N/A             N/A             N/A            N/A
    End of period                          $14.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,317            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(836)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.04          $9.72            N/A            N/A
    End of period                          $11.34          $11.18          $10.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(836)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $5.58            N/A             N/A             N/A            N/A
    End of period                          $6.01            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      828             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(897)

  Accumulation unit value:
    Beginning of period                    $12.16          $12.15          $12.29           N/A            N/A
    End of period                          $12.74          $12.16          $12.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                      831             866             844             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(780)

  Accumulation unit value:
    Beginning of period                    $10.24          $10.13          $10.17           N/A            N/A
    End of period                          $10.38          $10.24          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(780)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 3.30%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.11          $11.45          $10.72           N/A            N/A
    End of period                          $12.42          $15.11          $11.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,576           4,119            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.31           N/A             N/A             N/A            N/A
    End of period                          $13.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,677            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $13.46          $10.54          $10.54           N/A            N/A
    End of period                          $14.58          $13.46          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,955           4,472            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.29           $4.58            N/A             N/A            N/A
    End of period                          $5.34           $5.29            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,079           9,843            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(768)

  Accumulation unit value:
    Beginning of period                    $9.92           $7.92           $8.46            N/A            N/A
    End of period                          $9.70           $9.92           $7.92            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             13,974           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.37           N/A             N/A            N/A
    End of period                          $10.12          $11.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,527            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(768)

  Accumulation unit value:
    Beginning of period                    $15.38          $11.35          $10.36           N/A            N/A
    End of period                          $16.53          $15.38          $11.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,514           10,023           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(780)

  Accumulation unit value:
    Beginning of period                    $24.30          $20.79          $19.30           N/A            N/A
    End of period                          $31.81          $24.30          $20.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,727             -             5,681            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(780)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(768)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.95          $9.33            N/A            N/A
    End of period                          $12.30          $12.10          $11.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             9,480            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(768)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.57          $12.10           N/A            N/A
    End of period                          $13.53          $14.29          $12.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             8,889            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.42           $5.12           $5.12            N/A            N/A
    End of period                          $6.01           $5.42           $5.12            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,600            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(768)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.72          $11.05           N/A            N/A
    End of period                          $13.62          $12.72          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             9,549            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(780)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.30          $11.54           N/A            N/A
    End of period                          $11.56          $12.08          $11.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(780)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(842)

  Accumulation unit value:
    Beginning of period                    $12.40          $11.42          $10.96           N/A            N/A
    End of period                          $13.03          $12.40          $11.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,096          27,354          57,975           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(854)

  Accumulation unit value:
    Beginning of period                    $14.43          $12.42          $12.12           N/A            N/A
    End of period                          $14.08          $14.43          $12.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.31%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1177)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.37           N/A             N/A            N/A
    End of period                          $12.42          $15.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,832            815             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1104)

  Accumulation unit value:
    Beginning of period                    $15.58          $15.02           N/A             N/A            N/A
    End of period                          $16.13          $15.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1104)

  Accumulation unit value:
    Beginning of period                    $13.45          $11.70           N/A             N/A            N/A
    End of period                          $14.57          $13.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      709             709             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(891)

  Accumulation unit value:
    Beginning of period                    $19.46          $17.95          $17.34           N/A            N/A
    End of period                          $20.32          $19.46          $17.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(891)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(730)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.15          $10.81         $10.77           N/A
    End of period                          $10.36          $11.02          $10.15         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     1,231           1,292           1,538            182            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(730)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                    $10.38          $10.35          $10.46           N/A            N/A
    End of period                          $10.68          $10.38          $10.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                      911             976             870             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(730)

  Accumulation unit value:
    Beginning of period                    $9.92           $7.91           $8.67           $8.67           N/A
    End of period                          $9.69           $9.92           $7.91           $8.67           N/A
  Accumulation units outstanding
  at the end of period                     1,398           1,500           1,959            226            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(730)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1164)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.96           N/A             N/A            N/A
    End of period                          $10.11          $11.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      261             261             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(820)

  Accumulation unit value:
    Beginning of period                    $8.52           $7.54           $7.14            N/A            N/A
    End of period                          $8.55           $8.52           $7.54            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(730)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.34          $10.63         $10.66           N/A
    End of period                          $16.52          $15.37          $11.34         $10.63           N/A
  Accumulation units outstanding
  at the end of period                      954            1,072           1,478            184            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(730)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(820)

  Accumulation unit value:
    Beginning of period                    $17.12          $14.09          $12.37           N/A            N/A
    End of period                          $18.28          $17.12          $14.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                      548             629             680             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(819)

  Accumulation unit value:
    Beginning of period                    $13.37          $11.63          $10.43           N/A            N/A
    End of period                          $13.11          $13.37          $11.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,947          11,477          10,969           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(819)

  Accumulation unit value:
    Beginning of period                    $24.29          $20.78          $17.22           N/A            N/A
    End of period                          $31.78          $24.29          $20.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(730)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.94          $8.99           $8.88           N/A
    End of period                          $12.29          $12.09          $11.94          $8.99           N/A
  Accumulation units outstanding
  at the end of period                     1,186           1,271           1,522            221            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(730)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(670)

  Accumulation unit value:
    Beginning of period                    $13.98          $13.17          $12.16         $10.76           N/A
    End of period                          $14.53          $13.98          $13.17         $12.16           N/A
  Accumulation units outstanding
  at the end of period                     1,460           2,136           2,077           1,124           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(670)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(670)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.03          $9.93           $9.10           N/A
    End of period                          $11.33          $11.17          $10.03          $9.93           N/A
  Accumulation units outstanding
  at the end of period                     4,377           7,117           6,949           4,945           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(670)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(730)

  Accumulation unit value:
    Beginning of period                    $18.56          $17.52          $16.63         $16.45           N/A
    End of period                          $16.08          $18.56          $17.52         $16.63           N/A
  Accumulation units outstanding
  at the end of period                      769             798             961             119            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(730)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(670)

  Accumulation unit value:
    Beginning of period                    $14.28          $12.56          $12.46         $10.76           N/A
    End of period                          $13.52          $14.28          $12.56         $12.46           N/A
  Accumulation units outstanding
  at the end of period                     1,209           1,657           1,634            737            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(670)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(819)

  Accumulation unit value:
    Beginning of period                    $14.58          $15.28          $11.66           N/A            N/A
    End of period                          $16.85          $14.58          $15.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,451           1,451           4,145            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(802)

  Accumulation unit value:
    Beginning of period                    $12.71          $11.71          $10.91           N/A            N/A
    End of period                          $13.62          $12.71          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,845             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(802)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(670)

  Accumulation unit value:
    Beginning of period                    $13.16          $11.63          $10.57          $9.05           N/A
    End of period                          $13.54          $13.16          $11.63         $10.57           N/A
  Accumulation units outstanding
  at the end of period                     1,233           2,159           2,115           1,745           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(670)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(819)

  Accumulation unit value:
    Beginning of period                    $12.15          $12.13          $12.27           N/A            N/A
    End of period                          $12.72          $12.15          $12.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1104)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.40           N/A             N/A            N/A
    End of period                          $11.55          $12.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.84           N/A
    End of period                           N/A             N/A             N/A            $9.95           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.62           N/A
    End of period                           N/A             N/A             N/A            $9.67           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.50           N/A
    End of period                           N/A             N/A             N/A            $9.26           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $13.08          $11.70          $11.15         $10.22           N/A
    End of period                          $13.81          $13.08          $11.70         $11.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(832)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.30          $10.14           N/A            N/A
    End of period                          $11.06          $10.75          $10.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,353           3,783           4,419            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(832)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(598)

  Accumulation unit value:
    Beginning of period                    $13.03          $11.80          $11.35         $10.47           N/A
    End of period                          $13.70          $13.03          $11.80         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(832)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.41          $10.78           N/A            N/A
    End of period                          $13.02          $12.39          $11.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,796           3,404           4,062            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(832)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(820)

  Accumulation unit value:
    Beginning of period                    $21.47          $19.52          $18.73           N/A            N/A
    End of period                          $22.32          $21.47          $19.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(851)

  Accumulation unit value:
    Beginning of period                    $10.23          $10.11          $10.12           N/A            N/A
    End of period                          $10.36          $10.23          $10.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                    $19.28          $18.33           N/A             N/A            N/A
    End of period                          $20.12          $19.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      156             156             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.345%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(851)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.77          $11.23           N/A            N/A
    End of period                          $13.66          $13.00          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,620           3,623           3,626            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.36%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1220)

  Accumulation unit value:
    Beginning of period                    $14.16          $14.00           N/A             N/A            N/A
    End of period                          $15.03          $14.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,328           5,227            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1220)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $12.90           N/A             N/A             N/A            N/A
    End of period                          $12.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,459            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(960)

  Accumulation unit value:
    Beginning of period                    $15.09          $11.44          $11.42           N/A            N/A
    End of period                          $12.40          $15.09          $11.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,474           1,671            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(960)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(960)

  Accumulation unit value:
    Beginning of period                    $16.06          $15.82          $16.03           N/A            N/A
    End of period                          $17.33          $16.06          $15.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,381            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(960)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(944)

  Accumulation unit value:
    Beginning of period                    $20.75          $18.94          $17.76           N/A            N/A
    End of period                          $24.20          $20.75          $18.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(944)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $13.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,765            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(841)

  Accumulation unit value:
    Beginning of period                    $13.39          $10.49          $8.88            N/A            N/A
    End of period                          $14.50          $13.39          $10.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      319            5,861            425             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1175)

  Accumulation unit value:
    Beginning of period                    $10.75          $9.62            N/A             N/A            N/A
    End of period                          $13.70          $10.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,346           8,654            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(835)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.12          $10.16           N/A            N/A
    End of period                          $10.32          $10.98          $10.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(761)

  Accumulation unit value:
    Beginning of period                    $10.35          $10.33          $10.55           N/A            N/A
    End of period                          $10.65          $10.35          $10.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                      787             758             733             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(761)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1158)

  Accumulation unit value:
    Beginning of period                    $5.27           $4.87            N/A             N/A            N/A
    End of period                          $5.31           $5.27            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,029            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1158)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(954)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.25           $9.23            N/A            N/A
    End of period                          $9.04           $10.15          $9.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(954)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(835)

  Accumulation unit value:
    Beginning of period                    $9.88           $7.88           $8.38            N/A            N/A
    End of period                          $9.65           $9.88           $7.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $10.91           N/A             N/A             N/A            N/A
    End of period                          $10.10           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,367            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(954)

  Accumulation unit value:
    Beginning of period                    $12.85          $11.20          $11.06           N/A            N/A
    End of period                          $10.27          $12.85          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(954)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(835)

  Accumulation unit value:
    Beginning of period                    $15.31          $11.30          $10.34           N/A            N/A
    End of period                          $16.45          $15.31          $11.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,641             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                    $11.16           N/A             N/A             N/A            N/A
    End of period                          $10.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,246            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(758)

  Accumulation unit value:
    Beginning of period                    $17.08          $14.06          $12.59           N/A            N/A
    End of period                          $18.22          $17.08          $14.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,908           4,027           4,252            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                    $13.35          $11.62          $11.06           N/A            N/A
    End of period                          $13.09          $13.35          $11.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,035          58,166          58,235           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(954)

  Accumulation unit value:
    Beginning of period                    $10.45          $10.32          $10.55           N/A            N/A
    End of period                          $12.04          $10.45          $10.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(954)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(841)

  Accumulation unit value:
    Beginning of period                    $24.20          $20.71          $17.91           N/A            N/A
    End of period                          $31.65          $24.20          $20.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                      628             793             809             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(835)

  Accumulation unit value:
    Beginning of period                    $12.05          $11.90          $9.53            N/A            N/A
    End of period                          $12.23          $12.05          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(758)

  Accumulation unit value:
    Beginning of period                    $13.94          $13.14          $11.87           N/A            N/A
    End of period                          $14.48          $13.94          $13.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,667           6,696           9,690            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(758)

  Accumulation unit value:
    Beginning of period                    $11.14          $10.01          $9.71            N/A            N/A
    End of period                          $11.30          $11.14          $10.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,500          22,500          23,017           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(835)

  Accumulation unit value:
    Beginning of period                    $18.49          $17.47          $15.45           N/A            N/A
    End of period                          $16.01          $18.49          $17.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(758)

  Accumulation unit value:
    Beginning of period                    $14.24          $12.54          $11.96           N/A            N/A
    End of period                          $13.48          $14.24          $12.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,122           5,032           5,208            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(954)

  Accumulation unit value:
    Beginning of period                    $5.40           $5.10           $5.10            N/A            N/A
    End of period                          $5.98           $5.40           $5.10            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,237            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(954)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(839)

  Accumulation unit value:
    Beginning of period                    $14.56          $15.27          $12.31           N/A            N/A
    End of period                          $16.82          $14.56          $15.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                      532             626            8,216            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(839)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.71          $10.95           N/A            N/A
    End of period                          $13.60          $12.70          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(830)

  Accumulation unit value:
    Beginning of period                    $13.12          $11.60          $9.96            N/A            N/A
    End of period                          $13.48          $13.12          $11.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,097           4,154           2,049            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(830)

  Accumulation unit value:
    Beginning of period                    $8.17           $8.06           $7.23            N/A            N/A
    End of period                          $8.78           $8.17           $8.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             23,246          12,400           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(830)

  Accumulation unit value:
    Beginning of period                    $12.09          $12.09          $12.25           N/A            N/A
    End of period                          $12.66          $12.09          $12.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,218          24,040          4,933            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(954)

  Accumulation unit value:
    Beginning of period                    $19.34          $17.58          $17.18           N/A            N/A
    End of period                          $17.34          $19.34          $17.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,071            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(954)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(841)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.25          $11.16           N/A            N/A
    End of period                          $11.49          $12.02          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                      800             736             746             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(960)

  Accumulation unit value:
    Beginning of period                    $7.67           $7.50           $7.52            N/A            N/A
    End of period                          $7.36           $7.67           $7.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,611            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(960)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(886)

  Accumulation unit value:
    Beginning of period                    $12.97          $11.75          $11.40           N/A            N/A
    End of period                          $13.64          $12.97          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(886)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(761)

  Accumulation unit value:
    Beginning of period                    $21.34          $19.41          $19.03           N/A            N/A
    End of period                          $22.17          $21.34          $19.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,888           1,984           2,031            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(761)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(929)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.06          $10.05           N/A            N/A
    End of period                          $10.30          $10.17          $10.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(929)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1158)

  Accumulation unit value:
    Beginning of period                    $19.24          $18.19           N/A             N/A            N/A
    End of period                          $20.06          $19.24           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1158)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(954)

  Accumulation unit value:
    Beginning of period                    $24.08          $21.90          $21.61           N/A            N/A
    End of period                          $25.64          $24.08          $21.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,881             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(954)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(848)

  Accumulation unit value:
    Beginning of period                    $31.58          $30.58          $27.41           N/A            N/A
    End of period                          $35.79          $31.58          $30.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                      202             217             831             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(841)

  Accumulation unit value:
    Beginning of period                    $14.37          $12.38          $11.89           N/A            N/A
    End of period                          $14.01          $14.37          $12.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                      313             316             355             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.395%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.08          $11.44          $10.72           N/A            N/A
    End of period                          $12.39          $15.08          $11.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              184             197             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $24.92           N/A             N/A             N/A            N/A
    End of period                          $24.09           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      150             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.31           N/A             N/A             N/A            N/A
    End of period                          $13.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      275             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(797)

  Accumulation unit value:
    Beginning of period                    $13.35          $10.47          $9.01            N/A            N/A
    End of period                          $14.45          $13.35          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              205             215             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(797)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.19           N/A             N/A             N/A            N/A
    End of period                          $13.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      267             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(841)

  Accumulation unit value:
    Beginning of period                    $17.52          $15.82          $14.89           N/A            N/A
    End of period                          $16.49          $17.52          $15.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              205             205             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(841)

  Accumulation unit value:
    Beginning of period                    $14.58          $12.92          $12.42           N/A            N/A
    End of period                          $13.13          $14.58          $12.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              492             493             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.25           $4.55            N/A             N/A            N/A
    End of period                          $5.29           $5.25            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              510             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.36           N/A             N/A            N/A
    End of period                          $10.10          $11.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              233             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.55           N/A             N/A            N/A
    End of period                          $16.40          $15.27           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              182             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(823)

  Accumulation unit value:
    Beginning of period                    $13.34          $11.61          $10.58           N/A            N/A
    End of period                          $13.08          $13.34          $11.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                      249             251            1,181            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(823)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(797)

  Accumulation unit value:
    Beginning of period                    $24.13          $20.67          $17.89           N/A            N/A
    End of period                          $31.55          $24.13          $20.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                      123              -              274             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(797)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.38           $5.09           $5.09            N/A            N/A
    End of period                          $5.96           $5.38           $5.09            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              221             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(841)

  Accumulation unit value:
    Beginning of period                    $13.10          $11.58          $10.27           N/A            N/A
    End of period                          $13.46          $13.10          $11.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              596             596             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(841)

  Accumulation unit value:
    Beginning of period                    $18.13          $16.59          $16.23           N/A            N/A
    End of period                          $16.53          $18.13          $16.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              188             189             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(783)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.34          $10.92           N/A            N/A
    End of period                          $12.91          $12.29          $11.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,549          14,675          14,676           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(783)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(797)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.36          $11.80           N/A            N/A
    End of period                          $13.97          $14.34          $12.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(797)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.41%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1177)

  Accumulation unit value:
    Beginning of period                    $15.08          $14.35           N/A             N/A            N/A
    End of period                          $12.38          $15.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,450            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1181)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.33           N/A             N/A            N/A
    End of period                          $11.03          $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,335           4,633            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $24.88           N/A             N/A             N/A            N/A
    End of period                          $24.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,654            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(900)

  Accumulation unit value:
    Beginning of period                    $22.01          $21.77          $20.64           N/A            N/A
    End of period                          $23.34          $22.01          $21.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.20           N/A             N/A             N/A            N/A
    End of period                          $13.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,861            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(900)

  Accumulation unit value:
    Beginning of period                    $19.05          $16.42          $15.84           N/A            N/A
    End of period                          $20.64          $19.05          $16.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,429           2,595             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                    $12.27          $10.78          $10.64           N/A            N/A
    End of period                          $11.13          $12.27          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                    $12.46          $11.14          $10.92           N/A            N/A
    End of period                          $12.38          $12.46          $11.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(900)

  Accumulation unit value:
    Beginning of period                    $13.33          $10.45          $9.39            N/A            N/A
    End of period                          $14.43          $13.33          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,844             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.30           N/A             N/A             N/A            N/A
    End of period                          $13.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,717            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(918)

  Accumulation unit value:
    Beginning of period                    $10.33          $10.31          $10.39           N/A            N/A
    End of period                          $10.63          $10.33          $10.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1177)

  Accumulation unit value:
    Beginning of period                    $5.25           $4.97            N/A             N/A            N/A
    End of period                          $5.29           $5.25            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             9,556            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.36           N/A             N/A            N/A
    End of period                          $10.09          $11.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,364            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(580)

  Accumulation unit value:
    Beginning of period                    $15.26          $11.27          $10.58          $8.09           N/A
    End of period                          $16.39          $15.26          $11.27         $10.58           N/A
  Accumulation units outstanding
  at the end of period                       -             3,410             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1181)

  Accumulation unit value:
    Beginning of period                    $13.34          $13.00           N/A             N/A            N/A
    End of period                          $13.07          $13.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,442           3,679            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $23.23           N/A             N/A             N/A            N/A
    End of period                          $31.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,179            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(915)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.70          $11.41           N/A            N/A
    End of period                          $13.57          $12.68          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,618           7,724           25,076           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(915)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(900)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.20          $11.38           N/A            N/A
    End of period                          $11.43          $11.96          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1181)

  Accumulation unit value:
    Beginning of period                    $19.20          $18.55           N/A             N/A            N/A
    End of period                          $20.01          $19.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,413           2,579            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(900)

  Accumulation unit value:
    Beginning of period                    $23.94          $21.79          $20.85           N/A            N/A
    End of period                          $25.47          $23.94          $21.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(900)

  Accumulation unit value:
    Beginning of period                    $31.40          $30.41          $28.44           N/A            N/A
    End of period                          $35.56          $31.40          $30.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(900)

  Accumulation unit value:
    Beginning of period                    $14.32          $12.35          $11.98           N/A            N/A
    End of period                          $13.96          $14.32          $12.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 3.46%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(993)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.07           N/A             N/A            N/A
    End of period                          $10.99          $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,069           2,479            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(993)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.05          $10.88           N/A            N/A
    End of period                          $10.23          $10.90          $10.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,188           1,161            986             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                    $9.81           $7.83           $8.46            N/A            N/A
    End of period                          $9.57           $9.81           $7.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,293           1,454           1,259            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                    $15.20          $11.23          $10.35           N/A            N/A
    End of period                          $16.31          $15.20          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                      832             998            1,039            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(839)

  Accumulation unit value:
    Beginning of period                    $13.32          $11.60          $10.76           N/A            N/A
    End of period                          $13.05          $13.32          $11.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,079          26,344          11,794           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.83          $9.82            N/A            N/A
    End of period                          $12.13          $11.96          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,089            914            1,128            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(656)

  Accumulation unit value:
    Beginning of period                    $11.09          $9.97           $9.89           $9.22           N/A
    End of period                          $11.23          $11.09          $9.97           $9.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -             11,185          9,386           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(656)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(640)

  Accumulation unit value:
    Beginning of period                    $18.36          $17.36          $16.50         $12.46           N/A
    End of period                          $15.88          $18.36          $17.36         $16.50           N/A
  Accumulation units outstanding
  at the end of period                      739             635             641              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(640)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(993)

  Accumulation unit value:
    Beginning of period                    $13.05          $11.81           N/A             N/A            N/A
    End of period                          $13.40          $13.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,113           2,113            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(993)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(993)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.76           N/A             N/A            N/A
    End of period                          $11.76          $11.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,923           2,321            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(993)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $19.09           N/A             N/A             N/A            N/A
    End of period                          $19.96           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,140            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(993)

  Accumulation unit value:
    Beginning of period                    $14.28          $12.52           N/A             N/A            N/A
    End of period                          $13.90          $14.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,523           1,994            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(993)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.51%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1058)

  Accumulation unit value:
    Beginning of period                    $15.05          $12.57           N/A             N/A            N/A
    End of period                          $12.35          $15.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(933)

  Accumulation unit value:
    Beginning of period                    $15.23          $15.06          $14.98           N/A            N/A
    End of period                          $15.73          $15.23          $15.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                      163             157             155             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(830)

  Accumulation unit value:
    Beginning of period                    $13.22          $10.37          $8.59            N/A            N/A
    End of period                          $14.29          $13.22          $10.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(1085)

  Accumulation unit value:
    Beginning of period                    $12.53          $12.23           N/A             N/A            N/A
    End of period                          $12.87          $12.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(997)

  Accumulation unit value:
    Beginning of period                    $17.35          $16.01           N/A             N/A            N/A
    End of period                          $16.31          $17.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(997)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(997)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.55           N/A             N/A            N/A
    End of period                          $12.99          $14.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(997)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(562)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.03          $10.70          $9.46           N/A
    End of period                          $10.19          $10.86          $10.03         $10.03           N/A
  Accumulation units outstanding
  at the end of period                      181             181             190              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(616)

  Accumulation unit value:
    Beginning of period                    $10.28          $10.27          $10.44         $10.32           N/A
    End of period                          $10.56          $10.28          $10.27         $10.44           N/A
  Accumulation units outstanding
  at the end of period                      584             555             544              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(562)

  Accumulation unit value:
    Beginning of period                    $15.15          $11.20          $10.52          $8.98           N/A
    End of period                          $16.25          $15.15          $11.20         $10.52           N/A
  Accumulation units outstanding
  at the end of period                      112             137             179             179            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(818)

  Accumulation unit value:
    Beginning of period                    $13.31          $11.60          $10.34           N/A            N/A
    End of period                          $13.03          $13.31          $11.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                      176             190             211             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(818)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(818)

  Accumulation unit value:
    Beginning of period                    $23.93          $20.51          $16.85           N/A            N/A
    End of period                          $31.25          $23.93          $20.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(818)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(818)

  Accumulation unit value:
    Beginning of period                    $14.52          $15.24          $11.47           N/A            N/A
    End of period                          $16.74          $14.52          $15.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                      143             176             171             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(818)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(858)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.68          $10.78           N/A            N/A
    End of period                          $13.53          $12.66          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                      179             201             211             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(858)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1058)

  Accumulation unit value:
    Beginning of period                    $13.01          $12.49           N/A             N/A            N/A
    End of period                          $13.36          $13.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(818)

  Accumulation unit value:
    Beginning of period                    $11.93          $11.94          $12.11           N/A            N/A
    End of period                          $12.47          $11.93          $11.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(818)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(830)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.11          $10.71           N/A            N/A
    End of period                          $11.32          $11.86          $11.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                      429             413             421             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(933)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.24          $10.76           N/A            N/A
    End of period                          $12.77          $12.17          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,934           2,040           2,158            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(997)

  Accumulation unit value:
    Beginning of period                    $20.97          $19.36           N/A             N/A            N/A
    End of period                          $21.76          $20.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(997)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(997)

  Accumulation unit value:
    Beginning of period                    $19.12          $16.70           N/A             N/A            N/A
    End of period                          $19.91          $19.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(997)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(830)

  Accumulation unit value:
    Beginning of period                    $14.23          $12.28          $11.54           N/A            N/A
    End of period                          $13.85          $14.23          $12.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.545%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(861)

  Accumulation unit value:
    Beginning of period                    $15.04          $11.43          $10.72           N/A            N/A
    End of period                          $12.34          $15.04          $11.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,609           1,703            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(861)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $24.46           N/A             N/A             N/A            N/A
    End of period                          $23.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,323            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.31           N/A             N/A             N/A            N/A
    End of period                          $13.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,385            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $13.18          $10.34          $10.34           N/A            N/A
    End of period                          $14.24          $13.18          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,810           1,881            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.95           N/A             N/A             N/A            N/A
    End of period                          $13.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,317            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.19           $4.51            N/A             N/A            N/A
    End of period                          $5.23           $5.19            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,491            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.35           N/A             N/A            N/A
    End of period                          $10.07          $11.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,033            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.39           N/A             N/A            N/A
    End of period                          $16.19          $15.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,603            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(861)

  Accumulation unit value:
    Beginning of period                    $23.86          $20.47          $18.51           N/A            N/A
    End of period                          $31.15          $23.86          $20.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,082             -             2,384            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(861)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.32           $5.04           $5.04            N/A            N/A
    End of period                          $5.89           $5.32           $5.04            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,929            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(861)

  Accumulation unit value:
    Beginning of period                    $14.19          $12.25          $11.75           N/A            N/A
    End of period                          $13.81          $14.19          $12.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(861)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.56%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(743)

  Accumulation unit value:
    Beginning of period                    $18.76          $16.19          $15.53           N/A            N/A
    End of period                          $20.29          $18.76          $16.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,028            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1162)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.30           N/A             N/A            N/A
    End of period                          $10.54          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,175           5,165            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(766)

  Accumulation unit value:
    Beginning of period                    $15.14          $14.98          $15.22           N/A            N/A
    End of period                          $15.63          $15.14          $14.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,971           2,990           2,908            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(743)

  Accumulation unit value:
    Beginning of period                    $13.16          $10.33          $8.84            N/A            N/A
    End of period                          $14.22          $13.16          $10.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,539            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.99           $10.18           N/A            N/A
    End of period                          $10.14          $10.82          $9.99            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,111            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                    $10.25          $10.25          $10.42         $10.36           N/A
    End of period                          $10.53          $10.25          $10.25         $10.42           N/A
  Accumulation units outstanding
  at the end of period                     5,183           5,322           5,242           5,075           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(766)

  Accumulation unit value:
    Beginning of period                    $9.99           $9.13           $9.41            N/A            N/A
    End of period                          $8.88           $9.99           $9.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,568           3,819           3,714            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                    $8.36           $7.42           $7.24            N/A            N/A
    End of period                          $8.37           $8.36           $7.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,277            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(766)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.05          $10.64           N/A            N/A
    End of period                          $10.10          $12.66          $11.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,550           3,981           4,190            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(766)

  Accumulation unit value:
    Beginning of period                    $10.22          $9.96           $9.47            N/A            N/A
    End of period                          $10.61          $10.22          $9.96            N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,326           4,455           4,659            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(717)

  Accumulation unit value:
    Beginning of period                    $16.91          $13.95          $12.76         $12.40           N/A
    End of period                          $18.01          $16.91          $13.95         $12.76           N/A
  Accumulation units outstanding
  at the end of period                     3,506           3,803           5,669           4,269           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(766)

  Accumulation unit value:
    Beginning of period                    $13.29          $11.59          $10.82           N/A            N/A
    End of period                          $13.01          $13.29          $11.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,393          19,687          20,472           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(766)

  Accumulation unit value:
    Beginning of period                    $23.84          $20.45          $17.18           N/A            N/A
    End of period                          $31.11          $23.84          $20.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,922           2,100           2,542            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(717)

  Accumulation unit value:
    Beginning of period                    $13.80          $13.04          $12.07         $11.73           N/A
    End of period                          $14.31          $13.80          $13.04         $12.07           N/A
  Accumulation units outstanding
  at the end of period                     4,736           4,653           4,704           4,515           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                    $11.03          $9.93           $9.86           $9.71           N/A
    End of period                          $11.17          $11.03          $9.93           $9.86           N/A
  Accumulation units outstanding
  at the end of period                     2,950           2,186           7,443           5,472           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(717)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.44          $12.37         $12.22           N/A
    End of period                          $13.32          $14.10          $12.44         $12.37           N/A
  Accumulation units outstanding
  at the end of period                     4,864           4,450           4,693           4,358           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(743)

  Accumulation unit value:
    Beginning of period                    $14.50          $15.23          $11.16           N/A            N/A
    End of period                          $16.72          $14.50          $15.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,172            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $12.98          $11.50          $10.10           N/A            N/A
    End of period                          $13.31          $12.98          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,502            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(766)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.90          $12.09           N/A            N/A
    End of period                          $12.41          $11.88          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,088           2,969           2,892            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(789)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.07          $11.20           N/A            N/A
    End of period                          $11.27          $11.81          $11.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                      707             851             819             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(838)

  Accumulation unit value:
    Beginning of period                    $7.56           $7.41           $6.73            N/A            N/A
    End of period                          $7.25           $7.56           $7.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(787)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.19          $10.74           N/A            N/A
    End of period                          $12.70          $12.12          $11.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,465           5,323           5,322            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                    $20.84          $19.00          $18.42           N/A            N/A
    End of period                          $21.62          $20.84          $19.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,030           3,249           4,176            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(789)

  Accumulation unit value:
    Beginning of period                    $19.08          $16.35          $15.72           N/A            N/A
    End of period                          $19.85          $19.08          $16.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                      444             548             584             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(838)

  Accumulation unit value:
    Beginning of period                    $30.85          $29.93          $26.62           N/A            N/A
    End of period                          $34.89          $30.85          $29.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(789)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.24          $11.88           N/A            N/A
    End of period                          $13.80          $14.18          $12.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                      605             743             774             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.695%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.14           N/A             N/A             N/A            N/A
    End of period                          $16.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,790            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1224)

  Accumulation unit value:
    Beginning of period                    $10.76           N/A             N/A             N/A            N/A
    End of period                          $10.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,582            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(1224)

  Accumulation unit value:
    Beginning of period                    $9.61            N/A             N/A             N/A            N/A
    End of period                          $9.38            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,130            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.92           N/A             N/A             N/A            N/A
    End of period                          $15.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,744            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1262)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $11.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,291            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.53           N/A             N/A             N/A            N/A
    End of period                          $11.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,427            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.76           N/A             N/A             N/A            N/A
    End of period                          $14.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,050            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.74           N/A             N/A             N/A            N/A
    End of period                          $15.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,113            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.26           N/A             N/A             N/A            N/A
    End of period                          $11.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,301            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1262)

  Accumulation unit value:
    Beginning of period                    $12.08           N/A             N/A             N/A            N/A
    End of period                          $12.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,327            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


    1 - September 16, 1996    66 - March 4, 2002      131 - June 7, 2002         196 - September 27, 2002  261 - January 31, 2003
    2 - April 1, 1998         67 - March 5, 2002      132 - June 10, 2002        197 - September 30, 2002  262 - February 3, 2003
    3 - April 8, 1998         68 - March 6, 2002      133 - June 11, 2002        198 - October 1, 2002     263 - February 4, 2003
    4 - April 9, 1998         69 - March 7, 2002      134 - June 12, 2002        199 - October 2, 2002     264 - February 5, 2003
    5 - April 13, 1998        70 - March 8, 2002      135 - June 14, 2002        200 - October 3, 2002     265 - February 6, 2003
    6 - April 15, 1998        71 - March 11, 2002     136 - June 17, 2002        201 - October 4, 2002     266 - February 7, 2003
    7 - January 21, 1999      72 - March 12, 2002     137 - June 20, 2002        202 - October 7, 2002     267 - February 12, 2003
    8 - January 29, 1999      73 - March 13, 2002     138 - June 21, 2002        203 - October 8, 2002     268 - February 13, 2003
    9 - February 9, 1999      74 - March 14, 2002     139 - June 24, 2002        204 - October 9, 2002     269 - February 14, 2003
   10 - March 22, 1999        75 - March 15, 2002     140 - June 25, 2002        205 - October 10, 2002    270 - February 18, 2003
   11 - April 1, 1999         76 - March 18, 2002     141 - June 26, 2002        206 - October 11, 2002    271 - February 19, 2003
   12 - April 8, 1999         77 - March 19, 2002     142 - June 27, 2002        207 - October 14, 2002    272 - February 20, 2003
   13 - April 9, 1999         78 - March 20, 2002     143 - June 28, 2002        208 - October 15, 2002    273 - February 21, 2003
   14 - April 13, 1999        79 - March 21, 2002     144 - July 1, 2002         209 - October 17, 2002    274 - February 24, 2003
   15 - April 15, 1999        80 - March 22, 2002     145 - July 2, 2002         210 - October 18, 2002    275 - February 25, 2003
   16 - April 22, 1999        81 - March 25, 2002     146 - July 3, 2002         211 - October 21, 2002    276 - February 26, 2003
   17 - July 2, 1999          82 - March 26, 2002     147 - July 5, 2002         212 - October 22, 2002    277 - February 27, 2003
   18 - August 16, 1999       83 - March 27, 2002     148 - July 8, 2002         213 - October 24, 2002    278 - February 28, 2003
   19 - May 1, 2000           84 - March 28, 2002     149 - July 9, 2002         214 - October 25, 2002    279 - March 3, 2003
   20 - November 3, 2000      85 - April 1, 2002      150 - July 11, 2002        215 - October 28, 2002    280 - March 4, 2003
   21 - November 17, 2000     86 - April 2, 2002      151 - July 12, 2002        216 - October 29, 2002    281 - March 5, 2003
   22 - November 27, 2000     87 - April 3, 2002      152 - July 15, 2002        217 - October 31, 2002    282 - March 6, 2003
   23 - December 14, 2000     88 - April 4, 2002      153 - July 16, 2002        218 - November 1, 2002    283 - March 7, 2003
   24 - December 19, 2000     89 - April 8, 2002      154 - July 18, 2002        219 - November 4, 2002    284 - March 10, 2003
   25 - February 12, 2001     90 - April 9, 2002      155 - July 22, 2002        220 - November 5, 2002    285 - March 11, 2003
   26 - March 28, 2001        91 - April 10, 2002     156 - July 24, 2002        221 - November 6, 2002    286 - March 12, 2003
   27 - May 1, 2001           92 - April 11, 2002     157 - July 25, 2002        222 - November 7, 2002    287 - March 13, 2003
   28 - June 7, 2001          93 - April 12, 2002     158 - July 26, 2002        223 - November 8, 2002    288 - March 14, 2003
   29 - August 15, 2001       94 - April 15, 2002     159 - July 29, 2002        224 - November 12, 2002   289 - March 17, 2003
   30 - October 29, 2001      95 - April 16, 2002     160 - July 30, 2002        225 - November 13, 2002   290 - March 18, 2003
   31 - December 14, 2001     96 - April 17, 2002     161 - July 31, 2002        226 - November 14, 2002   291 - March 19, 2003
   32 - January 3, 2002       97 - April 18, 2002     162 - August 1, 2002       227 - November 15, 2002   292 - March 20, 2003
   33 - January 7, 2002       98 - April 19, 2002     163 - August 5, 2002       228 - November 18, 2002   293 - March 21, 2003
   34 - January 10, 2002      99 - April 22, 2002     164 - August 6, 2002       229 - November 19, 2002   294 - March 24, 2003
   35 - January 11, 2002     100 - April 23, 2002     165 - August 7, 2002       230 - November 20, 2002   295 - March 26, 2003
   36 - January 14, 2002     101 - April 24, 2002     166 - August 8, 2002       231 - November 22, 2002   296 - March 27, 2003
   37 - January 15, 2002     102 - April 25, 2002     167 - August 12, 2002      232 - November 25, 2002   297 - March 28, 2003
   38 - January 18, 2002     103 - April 26, 2002     168 - August 13, 2002      233 - November 26, 2002   298 - March 31, 2003
   39 - January 22, 2002     104 - April 29, 2002     169 - August 14, 2002      234 - November 27, 2002   299 - April 1, 2003
   40 - January 23, 2002     105 - April 30, 2002     170 - August 15, 2002      235 - November 29, 2002   300 - April 2, 2003
   41 - January 25, 2002     106 - May 1, 2002        171 - August 16, 2002      236 - December 2, 2002    301 - April 3, 2003
   42 - January 28, 2002     107 - May 2, 2002        172 - August 19, 2002      237 - December 3, 2002    302 - April 4, 2003
   43 - January 29, 2002     108 - May 3, 2002        173 - August 20, 2002      238 - December 5, 2002    303 - April 7, 2003
   44 - January 30, 2002     109 - May 6, 2002        174 - August 23, 2002      239 - December 6, 2002    304 - April 8, 2003
   45 - January 31, 2002     110 - May 7, 2002        175 - August 26, 2002      240 - December 9, 2002    305 - April 9, 2003
   46 - February 1, 2002     111 - May 8, 2002        176 - August 28, 2002      241 - December 16, 2002   306 - April 10, 2003
   47 - February 4, 2002     112 - May 9, 2002        177 - August 29, 2002      242 - December 17, 2002   307 - April 11, 2003
   48 - February 5, 2002     113 - May 10, 2002       178 - August 30, 2002      243 - December 18, 2002   308 - April 14, 2003
   49 - February 6, 2002     114 - May 13, 2002       179 - September 3, 2002    244 - December 19, 2002   309 - April 15, 2003
   50 - February 7, 2002     115 - May 14, 2002       180 - September 4, 2002    245 - December 23, 2002   310 - April 16, 2003
   51 - February 8, 2002     116 - May 15, 2002       181 - September 5, 2002    246 - December 27, 2002   311 - April 17, 2003
   52 - February 11, 2002    117 - May 16, 2002       182 - September 6, 2002    247 - December 30, 2002   312 - April 21, 2003
   53 - February 12, 2002    118 - May 17, 2002       183 - September 10, 2002   248 - December 31, 2002   313 - April 22, 2003
   54 - February 13, 2002    119 - May 20, 2002       184 - September 11, 2002   249 - January 2, 2003     314 - April 23, 2003
   55 - February 14, 2002    120 - May 21, 2002       185 - September 12, 2002   250 - January 3, 2003     315 - April 24, 2003
   56 - February 15, 2002    121 - May 23, 2002       186 - September 13, 2002   251 - January 6, 2003     316 - April 25, 2003
   57 - February 19, 2002    122 - May 24, 2002       187 - September 16, 2002   252 - January 9, 2003     317 - April 28, 2003
   58 - February 20, 2002    123 - May 28, 2002       188 - September 17, 2002   253 - January 16, 2003    318 - April 29, 2003
   59 - February 21, 2002    124 - May 29, 2002       189 - September 18, 2002   254 - January 17, 2003    319 - April 30, 2003
   60 - February 22, 2002    125 - May 30, 2002       190 - September 19, 2002   255 - January 21, 2003    320 - May 1, 2003
   61 - February 25, 2002    126 - May 31, 2002       191 - September 20, 2002   256 - January 22, 2003    321 - May 2, 2003
   62 - February 26, 2002    127 - June 3, 2002       192 - September 23, 2002   257 - January 24, 2003    322 - May 5, 2003
   63 - February 27, 2002    128 - June 4, 2002       193 - September 24, 2002   258 - January 27, 2003    323 - May 6, 2003
   64 - February 28, 2002    129 - June 5, 2002       194 - September 25, 2002   259 - January 28, 2003    324 - May 7, 2003
   65 - March 1, 2002        130 - June 6, 2002       195 - September 26, 2002   260 - January 30, 2003    325 - May 8, 2003


  326 - May 12, 2003        391 - August 15, 2003     456 - November 17, 2003   521 - February 23, 2004   586 - May 25, 2004
  327 - May 13, 2003        392 - August 18, 2003     457 - November 18, 2003   522 - February 24, 2004   587 - May 26, 2004
  328 - May 14, 2003        393 - August 19, 2003     458 - November 19, 2003   523 - February 25, 2004   588 - May 27, 2004
  329 - May 15, 2003        394 - August 20, 2003     459 - November 20, 2003   524 - February 26, 2004   589 - May 28, 2004
  330 - May 19, 2003        395 - August 21, 2003     460 - November 21, 2003   525 - February 27, 2004   590 - June 1, 2004
  331 - May 20, 2003        396 - August 22, 2003     461 - November 24, 2003   526 - March 1, 2004       591 - June 2, 2004
  332 - May 21, 2003        397 - August 25, 2003     462 - November 25, 2003   527 - March 2, 2004       592 - June 3, 2004
  333 - May 22, 2003        398 - August 26, 2003     463 - November 26, 2003   528 - March 3, 2004       593 - June 4, 2004
  334 - May 23, 2003        399 - August 27, 2003     464 - November 28, 2003   529 - March 4, 2004       594 - June 7, 2004
  335 - May 27, 2003        400 - August 28, 2003     465 - December 1, 2003    530 - March 5, 2004       595 - June 8, 2004
  336 - May 28, 2003        401 - August 29, 2003     466 - December 2, 2003    531 - March 8, 2004       596 - June 9, 2004
  337 - May 29, 2003        402 - September 2, 2003   467 - December 3, 2003    532 - March 9, 2004       597 - June 10, 2004
  338 - May 30, 2003        403 - September 3, 2003   468 - December 4, 2003    533 - March 10, 2004      598 - June 14, 2004
  339 - June 2, 2003        404 - September 5, 2003   469 - December 5, 2003    534 - March 11, 2004      599 - June 15, 2004
  340 - June 3, 2003        405 - September 8, 2003   470 - December 8, 2003    535 - March 12, 2004      600 - June 16, 2004
  341 - June 4, 2003        406 - September 9, 2003   471 - December 9, 2003    536 - March 15, 2004      601 - June 17, 2004
  342 - June 5, 2003        407 - September 10, 2003  472 - December 10, 2003   537 - March 16, 2004      602 - June 18, 2004
  343 - June 6, 2003        408 - September 11, 2003  473 - December 11, 2003   538 - March 17, 2004      603 - June 21, 2004
  344 - June 9, 2003        409 - September 12, 2003  474 - December 12, 2003   539 - March 18, 2004      604 - June 22, 2004
  345 - June 10, 2003       410 - September 15, 2003  475 - December 15, 2003   540 - March 19, 2004      605 - June 23, 2004
  346 - June 11, 2003       411 - September 16, 2003  476 - December 16, 2003   541 - March 22, 2004      606 - June 24, 2004
  347 - June 12, 2003       412 - September 17, 2003  477 - December 17, 2003   542 - March 23, 2004      607 - June 25, 2004
  348 - June 13, 2003       413 - September 18, 2003  478 - December 18, 2003   543 - March 24, 2004      608 - June 28, 2004
  349 - June 16, 2003       414 - September 19, 2003  479 - December 19, 2003   544 - March 25, 2004      609 - June 29, 2004
  350 - June 17, 2003       415 - September 22, 2003  480 - December 22, 2003   545 - March 26, 2004      610 - July 1, 2004
  351 - June 18, 2003       416 - September 23, 2003  481 - December 23, 2003   546 - March 29, 2004      611 - July 2, 2004
  352 - June 19, 2003       417 - September 24, 2003  482 - December 24, 2003   547 - March 30, 2004      612 - July 6, 2004
  353 - June 20, 2003       418 - September 25, 2003  483 - December 26, 2003   548 - March 31, 2004      613 - July 7, 2004
  354 - June 23, 2003       419 - September 26, 2003  484 - December 29, 2003   549 - April 1, 2004       614 - July 8, 2004
  355 - June 24, 2003       420 - September 29, 2003  485 - December 30, 2003   550 - April 2, 2004       615 - July 9, 2004
  356 - June 25, 2003       421 - September 30, 2003  486 - December 31, 2003   551 - April 5, 2004       616 - July 12, 2004
  357 - June 26, 2003       422 - October 1, 2003     487 - January 2, 2004     552 - April 6, 2004       617 - July 13, 2004
  358 - June 27, 2003       423 - October 2, 2003     488 - January 5, 2004     553 - April 7, 2004       618 - July 14, 2004
  359 - June 30, 2003       424 - October 3, 2003     489 - January 6, 2004     554 - April 8, 2004       619 - July 15, 2004
  360 - July 1, 2003        425 - October 4, 2003     490 - January 7, 2004     555 - April 12, 2004      620 - July 16, 2004
  361 - July 2, 2003        426 - October 6, 2003     491 - January 8, 2004     556 - April 13, 2004      621 - July 19, 2004
  362 - July 3, 2003        427 - October 7, 2003     492 - January 9, 2004     557 - April 14, 2004      622 - July 20, 2004
  363 - July 7, 2003        428 - October 8, 2003     493 - January 12, 2004    558 - April 15, 2004      623 - July 21, 2004
  364 - July 8, 2003        429 - October 9, 2003     494 - January 13, 2004    559 - April 16, 2004      624 - July 22, 2004
  365 - July 9, 2003        430 - October 10, 2003    495 - January 14, 2004    560 - April 19, 2004      625 - July 23, 2004
  366 - July 10, 2003       431 - October 13, 2003    496 - January 15, 2004    561 - April 20, 2004      626 - July 26, 2004
  367 - July 11, 2003       432 - October 14, 2003    497 - January 16, 2004    562 - April 21, 2004      627 - July 27, 2004
  368 - July 14, 2003       433 - October 15, 2003    498 - January 20, 2004    563 - April 22, 2004      628 - July 28, 2004
  369 - July 15, 2003       434 - October 16, 2003    499 - January 21, 2004    564 - April 23, 2004      629 - July 29, 2004
  370 - July 17, 2003       435 - October 17, 2003    500 - January 22, 2004    565 - April 26, 2004      630 - July 30, 2004
  371 - July 18, 2003       436 - October 20, 2003    501 - January 23, 2004    566 - April 27, 2004      631 - August 2, 2004
  372 - July 21, 2003       437 - October 21, 2003    502 - January 26, 2004    567 - April 28, 2004      632 - August 3, 2004
  373 - July 22, 2003       438 - October 22, 2003    503 - January 27, 2004    568 - April 29, 2004      633 - August 4, 2004
  374 - July 23, 2003       439 - October 23, 2003    504 - January 28, 2004    569 - April 30, 2004      634 - August 5, 2004
  375 - July 24, 2003       440 - October 24, 2003    505 - January 29, 2004    570 - May 3, 2004         635 - August 6, 2004
  376 - July 25, 2003       441 - October 27, 2003    506 - January 30, 2004    571 - May 4, 2004         636 - August 9, 2004
  377 - July 28, 2003       442 - October 28, 2003    507 - February 2, 2004    572 - May 5, 2004         637 - August 10, 2004
  378 - July 29, 2003       443 - October 29, 2003    508 - February 3, 2004    573 - May 6, 2004         638 - August 11, 2004
  379 - July 30, 2003       444 - October 30, 2003    509 - February 4, 2004    574 - May 7, 2004         639 - August 12, 2004
  380 - July 31, 2003       445 - October 31, 2003    510 - February 5, 2004    575 - May 10, 2004        640 - August 13, 2004
  381 - August 1, 2003      446 - November 3, 2003    511 - February 6, 2004    576 - May 11, 2004        641 - August 16, 2004
  382 - August 4, 2003      447 - November 4, 2003    512 - February 9, 2004    577 - May 12, 2004        642 - August 17, 2004
  383 - August 5, 2003      448 - November 5, 2003    513 - February 10, 2004   578 - May 13, 2004        643 - August 18, 2004
  384 - August 6, 2003      449 - November 6, 2003    514 - February 11, 2004   579 - May 14, 2004        644 - August 19, 2004
  385 - August 7, 2003      450 - November 7, 2003    515 - February 12, 2004   580 - May 17, 2004        645 - August 20, 2004
  386 - August 8, 2003      451 - November 10, 2003   516 - February 13, 2004   581 - May 18, 2004        646 - August 23, 2004
  387 - August 11, 2003     452 - November 11, 2003   517 - February 17, 2004   582 - May 19, 2004        647 - August 24, 2004
  388 - August 12, 2003     453 - November 12, 2003   518 - February 18, 2004   583 - May 20, 2004        648 - August 25, 2004
  389 - August 13, 2003     454 - November 13, 2003   519 - February 19, 2004   584 - May 21, 2004        649 - August 26, 2004
  390 - August 14, 2003     455 - November 14, 2003   520 - February 20, 2004   585 - May 24, 2004        650 - August 27, 2004


  651 - August 30, 2004      716 - December 1, 2004    781 - March 7, 2005      846 - June 9, 2005         911 - September 13, 2005
  652 - August 31, 2004      717 - December 2, 2004    782 - March 8, 2005      847 - June 10, 2005        912 - September 14, 2005
  653 - September 1, 2004    718 - December 3, 2004    783 - March 9, 2005      848 - June 13, 2005        913 - September 15, 2005
  654 - September 2, 2004    719 - December 6, 2004    784 - March 10, 2005     849 - June 14, 2005        914 - September 16, 2005
  655 - September 3, 2004    720 - December 7, 2004    785 - March 11, 2005     850 - June 15, 2005        915 - September 19, 2005
  656 - September 7, 2004    721 - December 8, 2004    786 - March 14, 2005     851 - June 16, 2005        916 - September 21, 2005
  657 - September 8, 2004    722 - December 9, 2004    787 - March 15, 2005     852 - June 17, 2005        917 - September 22, 2005
  658 - September 9, 2004    723 - December 10, 2004   788 - March 16, 2005     853 - June 20, 2005        918 - September 23, 2005
  659 - September 10, 2004   724 - December 13, 2004   789 - March 17, 2005     854 - June 21, 2005        919 - September 26, 2005
  660 - September 13, 2004   725 - December 14, 2004   790 - March 18, 2005     855 - June 22, 2005        920 - September 27, 2005
  661 - September 14, 2004   726 - December 15, 2004   791 - March 21, 2005     856 - June 23, 2005        921 - September 29, 2005
  662 - September 15, 2004   727 - December 16, 2004   792 - March 22, 2005     857 - June 24, 2005        922 - September 30, 2005
  663 - September 16, 2004   728 - December 17, 2004   793 - March 23, 2005     858 - June 27, 2005        923 - October 3, 2005
  664 - September 17, 2004   729 - December 20, 2004   794 - March 24, 2005     859 - June 28, 2005        924 - October 4, 2005
  665 - September 20, 2004   730 - December 21, 2004   795 - March 28, 2005     860 - June 29, 2005        925 - October 5, 2005
  666 - September 21, 2004   731 - December 22, 2004   796 - March 29, 2005     861 - June 30, 2005        926 - October 6, 2005
  667 - September 22, 2004   732 - December 23, 2004   797 - March 30, 2005     862 - July 1, 2005         927 - October 7, 2005
  668 - September 23, 2004   733 - December 27, 2004   798 - March 31, 2005     863 - July 5, 2005         928 - October 10, 2005
  669 - September 24, 2004   734 - December 28, 2004   799 - April 1, 2005      864 - July 6, 2005         929 - October 11, 2005
  670 - September 27, 2004   735 - December 29, 2004   800 - April 4, 2005      865 - July 7, 2005         930 - October 12, 2005
  671 - September 28, 2004   736 - December 30, 2004   801 - April 5, 2005      866 - July 8, 2005         931 - October 13, 2005
  672 - September 29, 2004   737 - December 31, 2004   802 - April 6, 2005      867 - July 11, 2005        932 - October 14, 2005
  673 - September 30, 2004   738 - January 3, 2005     803 - April 7, 2005      868 - July 12, 2005        933 - October 17, 2005
  674 - October 1, 2004      739 - January 4, 2005     804 - April 8, 2005      869 - July 13, 2005        934 - October 18, 2005
  675 - October 4, 2004      740 - January 5, 2005     805 - April 11, 2005     870 - July 14, 2005        935 - October 19, 2005
  676 - October 5, 2004      741 - January 6, 2005     806 - April 12, 2005     871 - July 15, 2005        936 - October 20, 2005
  677 - October 6, 2004      742 - January 7, 2005     807 - April 13, 2005     872 - July 18, 2005        937 - October 21, 2005
  678 - October 7, 2004      743 - January 10, 2005    808 - April 14, 2005     873 - July 19, 2005        938 - October 24, 2005
  679 - October 8, 2004      744 - January 11, 2005    809 - April 15, 2005     874 - July 20, 2005        939 - October 25, 2005
  680 - October 11, 2004     745 - January 12, 2005    810 - April 18, 2005     875 - July 21, 2005        940 - October 26, 2005
  681 - October 12, 2004     746 - January 13, 2005    811 - April 19, 2005     876 - July 22, 2005        941 - October 27, 2005
  682 - October 13, 2004     747 - January 14, 2005    812 - April 20, 2005     877 - July 25, 2005        942 - October 28, 2005
  683 - October 14, 2004     748 - January 18, 2005    813 - April 21, 2005     878 - July 26, 2005        943 - October 31, 2005
  684 - October 15, 2004     749 - January 19, 2005    814 - April 22, 2005     879 - July 27, 2005        944 - November 1, 2005
  685 - October 18, 2004     750 - January 20, 2005    815 - April 25, 2005     880 - July 28, 2005        945 - November 2, 2005
  686 - October 19, 2004     751 - January 21, 2005    816 - April 26, 2005     881 - July 29, 2005        946 - November 3, 2005
  687 - October 20, 2004     752 - January 24, 2005    817 - April 27, 2005     882 - August 1, 2005       947 - November 4, 2005
  688 - October 21, 2004     753 - January 25, 2005    818 - April 28, 2005     883 - August 2, 2005       948 - November 7, 2005
  689 - October 22, 2004     754 - January 26, 2005    819 - April 29, 2005     884 - August 3, 2005       949 - November 8, 2005
  690 - October 25, 2004     755 - January 27, 2005    820 - May 2, 2005        885 - August 4, 2005       950 - November 9, 2005
  691 - October 26, 2004     756 - January 28, 2005    821 - May 3, 2005        886 - August 5, 2005       951 - November 10, 2005
  692 - October 27, 2004     757 - January 31, 2005    822 - May 4, 2005        887 - August 8, 2005       952 - November 11, 2005
  693 - October 28, 2004     758 - February 1, 2005    823 - May 5, 2005        888 - August 9, 2005       953 - November 14, 2005
  694 - October 29, 2004     759 - February 2, 2005    824 - May 6, 2005        889 - August 10, 2005      954 - November 15, 2005
  695 - November 1, 2004     760 - February 3, 2005    825 - May 9, 2005        890 - August 11, 2005      955 - November 16, 2005
  696 - November 2, 2004     761 - February 4, 2005    826 - May 10, 2005       891 - August 12, 2005      956 - November 17, 2005
  697 - November 3, 2004     762 - February 7, 2005    827 - May 11, 2005       892 - August 15, 2005      957 - November 18, 2005
  698 - November 4, 2004     763 - February 8, 2005    828 - May 12, 2005       893 - August 16, 2005      958 - November 21, 2005
  699 - November 5, 2004     764 - February 9, 2005    829 - May 13, 2005       894 - August 17, 2005      959 - November 22, 2005
  700 - November 8, 2004     765 - February 10, 2005   830 - May 16, 2005       895 - August 18, 2005      960 - November 23, 2005
  701 - November 9, 2004     766 - February 11, 2005   831 - May 17, 2005       896 - August 19, 2005      961 - November 25, 2005
  702 - November 10, 2004    767 - February 14, 2005   832 - May 18, 2005       897 - August 22, 2005      962 - November 28, 2005
  703 - November 11, 2004    768 - February 15, 2005   833 - May 19, 2005       898 - August 24, 2005      963 - November 29, 2005
  704 - November 12, 2004    769 - February 16, 2005   834 - May 20, 2005       899 - August 25, 2005      964 - November 30, 2005
  705 - November 15, 2004    770 - February 17, 2005   835 - May 23, 2005       900 - August 26, 2005      965 - December 1, 2005
  706 - November 16, 2004    771 - February 18, 2005   836 - May 24, 2005       901 - August 29, 2005      966 - December 2, 2005
  707 - November 17, 2004    772 - February 22, 2005   837 - May 25, 2005       902 - August 30, 2005      967 - December 5, 2005
  708 - November 18, 2004    773 - February 23, 2005   838 - May 26, 2005       903 - August 31, 2005      968 - December 6, 2005
  709 - November 19, 2004    774 - February 24, 2005   839 - May 27, 2005       904 - September 1, 2005    969 - December 7, 2005
  710 - November 22, 2004    775 - February 25, 2005   840 - May 31, 2005       905 - September 2, 2005    970 - December 9, 2005
  711 - November 23, 2004    776 - February 28, 2005   841 - June 1, 2005       906 - September 6, 2005    971 - December 12, 2005
  712 - November 24, 2004    777 - March 1, 2005       842 - June 2, 2005       907 - September 7, 2005    972 - December 13, 2005
  713 - November 26, 2004    778 - March 2, 2005       843 - June 3, 2005       908 - September 8, 2005    973 - December 14, 2005
  714 - November 29, 2004    779 - March 3, 2005       844 - June 6, 2005       909 - September 9, 2005    974 - December 16, 2005
  715 - November 30, 2004    780 - March 4, 2005       845 - June 8, 2005       910 - September 12, 2005   975 - December 19, 2005


  976 - December 20, 2005  1041 - March 30, 2006    1106 - July 6, 2006        1171 - October 9, 2006    1236 - January 22, 2007
  977 - December 21, 2005  1042 - March 31, 2006    1107 - July 7, 2006        1172 - October 10, 2006   1237 - January 23, 2007
  978 - December 22, 2005  1043 - April 3, 2006     1108 - July 10, 2006       1173 - October 11, 2006   1238 - January 24, 2007
  979 - December 23, 2005  1044 - April 4, 2006     1109 - July 11, 2006       1174 - October 12, 2006   1239 - January 25, 2007
  980 - December 27, 2005  1045 - April 5, 2006     1110 - July 12, 2006       1175 - October 13, 2006   1240 - January 26, 2007
  981 - December 28, 2005  1046 - April 6, 2006     1111 - July 13, 2006       1176 - October 16, 2006   1241 - January 29, 2007
  982 - December 29, 2005  1047 - April 7, 2006     1112 - July 14, 2006       1177 - October 17, 2006   1242 - January 30, 2007
  983 - December 30, 2005  1048 - April 10, 2006    1113 - July 17, 2006       1178 - October 18, 2006   1243 - January 31, 2007
  984 - January 3, 2006    1049 - April 11, 2006    1114 - July 18, 2006       1179 - October 19, 2006   1244 - February 1, 2007
  985 - January 5, 2006    1050 - April 13, 2006    1115 - July 19, 2006       1180 - October 20, 2006   1245 - February 2, 2007
  986 - January 6, 2006    1051 - April 17, 2006    1116 - July 20, 2006       1181 - October 23, 2006   1246 - February 5, 2007
  987 - January 9, 2006    1052 - April 18, 2006    1117 - July 21, 2006       1182 - October 24, 2006   1247 - February 6, 2007
  988 - January 10, 2006   1053 - April 19, 2006    1118 - July 24, 2006       1183 - October 25, 2006   1248 - February 7, 2007
  989 - January 11, 2006   1054 - April 20, 2006    1119 - July 25, 2006       1184 - October 26, 2006   1249 - February 8, 2007
  990 - January 12, 2006   1055 - April 21, 2006    1120 - July 26, 2006       1185 - October 27, 2006   1250 - February 9, 2007
  991 - January 13, 2006   1056 - April 24, 2006    1121 - July 27, 2006       1186 - October 31, 2006   1251 - February 12, 2007
  992 - January 17, 2006   1057 - April 25, 2006    1122 - July 28, 2006       1187 - November 1, 2006   1252 - February 13, 2007
  993 - January 18, 2006   1058 - April 27, 2006    1123 - July 31, 2006       1188 - November 2, 2006   1253 - February 14, 2007
  994 - January 19, 2006   1059 - April 28, 2006    1124 - August 1, 2006      1189 - November 3, 2006   1254 - February 15, 2007
  995 - January 20, 2006   1060 - May 1, 2006       1125 - August 2, 2006      1190 - November 6, 2006   1255 - February 16, 2007
  996 - January 23, 2006   1061 - May 2, 2006       1126 - August 3, 2006      1191 - November 7, 2006   1256 - February 20, 2007
  997 - January 24, 2006   1062 - May 3, 2006       1127 - August 4, 2006      1192 - November 8, 2006   1257 - February 21, 2007
  998 - January 25, 2006   1063 - May 4, 2006       1128 - August 7, 2006      1193 - November 10, 2006  1258 - February 22, 2007
  999 - January 26, 2006   1064 - May 5, 2006       1129 - August 8, 2006      1194 - November 13, 2006  1259 - February 23, 2007
 1000 - January 27, 2006   1065 - May 8, 2006       1130 - August 9, 2006      1195 - November 14, 2006  1260 - February 26, 2007
 1001 - January 30, 2006   1066 - May 9, 2006       1131 - August 10, 2006     1196 - November 15, 2006  1261 - February 27, 2007
 1002 - January 31, 2006   1067 - May 10, 2006      1132 - August 11, 2006     1197 - November 16, 2006  1262 - February 28, 2007
 1003 - February 1, 2006   1068 - May 11, 2006      1133 - August 14, 2006     1198 - November 17, 2006  1263 - March 1, 2007
 1004 - February 2, 2006   1069 - May 12, 2006      1134 - August 15, 2006     1199 - November 20, 2006  1264 - March 2, 2007
 1005 - February 3, 2006   1070 - May 15, 2006      1135 - August 16, 2006     1200 - November 21, 2006  1265 - March 5, 2007
 1006 - February 6, 2006   1071 - May 16, 2006      1136 - August 17, 2006     1201 - November 22, 2006  1266 - March 6, 2007
 1007 - February 7, 2006   1072 - May 17, 2006      1137 - August 18, 2006     1202 - November 24, 2006  1267 - March 7, 2007
 1008 - February 8, 2006   1073 - May 18, 2006      1138 - August 21, 2006     1203 - November 27, 2006  1268 - March 8, 2007
 1009 - February 9, 2006   1074 - May 19, 2006      1139 - August 22, 2006     1204 - November 28, 2006  1269 - March 9, 2007
 1010 - February 10, 2006  1075 - May 22, 2006      1140 - August 23, 2006     1205 - November 29, 2006  1270 - March 12, 2007
 1011 - February 13, 2006  1076 - May 23, 2006      1141 - August 24, 2006     1206 - November 30, 2006  1271 - March 13, 2007
 1012 - February 14, 2006  1077 - May 24, 2006      1142 - August 25, 2006     1207 - December 1, 2006   1272 - March 14, 2007
 1013 - February 15, 2006  1078 - May 25, 2006      1143 - August 28, 2006     1208 - December 4, 2006   1273 - March 15, 2007
 1014 - February 16, 2006  1079 - May 26, 2006      1144 - August 29, 2006     1209 - December 5, 2006   1274 - March 16, 2007
 1015 - February 17, 2006  1080 - May 30, 2006      1145 - August 30, 2006     1210 - December 6, 2006   1275 - March 19, 2007
 1016 - February 21, 2006  1081 - May 31, 2006      1146 - August 31, 2006     1211 - December 7, 2006   1276 - March 20, 2007
 1017 - February 22, 2006  1082 - June 1, 2006      1147 - September 1, 2006   1212 - December 11, 2006  1277 - March 21, 2007
 1018 - February 23, 2006  1083 - June 2, 2006      1148 - September 5, 2006   1213 - December 12, 2006  1278 - March 22, 2007
 1019 - February 24, 2006  1084 - June 5, 2006      1149 - September 6, 2006   1214 - December 13, 2006  1279 - March 23, 2007
 1020 - February 27, 2006  1085 - June 6, 2006      1150 - September 7, 2006   1215 - December 14, 2006  1280 - March 26, 2007
 1021 - February 28, 2006  1086 - June 7, 2006      1151 - September 11, 2006  1216 - December 18, 2006  1281 - March 27, 2007
 1022 - March 1, 2006      1087 - June 8, 2006      1152 - September 12, 2006  1217 - December 20, 2006  1282 - March 28, 2007
 1023 - March 2, 2006      1088 - June 9, 2006      1153 - September 13, 2006  1218 - December 21, 2006  1283 - March 29, 2007
 1024 - March 3, 2006      1089 - June 12, 2006     1154 - September 14, 2006  1219 - December 22, 2006  1284 - March 30, 2007
 1025 - March 6, 2006      1090 - June 13, 2006     1155 - September 15, 2006  1220 - December 26, 2006  1285 - April 2, 2007
 1026 - March 7, 2006      1091 - June 14, 2006     1156 - September 18, 2006  1221 - December 27, 2006  1286 - April 3, 2007
 1027 - March 8, 2006      1092 - June 15, 2006     1157 - September 19, 2006  1222 - December 28, 2006  1287 - April 4, 2007
 1028 - March 9, 2006      1093 - June 16, 2006     1158 - September 20, 2006  1223 - December 29, 2006  1288 - April 5, 2007
 1029 - March 10, 2006     1094 - June 19, 2006     1159 - September 21, 2006  1224 - January 3, 2007    1289 - April 9, 2007
 1030 - March 13, 2006     1095 - June 20, 2006     1160 - September 22, 2006  1225 - January 4, 2007    1290 - April 10, 2007
 1031 - March 16, 2006     1096 - June 21, 2006     1161 - September 25, 2006  1226 - January 5, 2007    1291 - April 11, 2007
 1032 - March 17, 2006     1097 - June 22, 2006     1162 - September 26, 2006  1227 - January 8, 2007    1292 - April 12, 2007
 1033 - March 20, 2006     1098 - June 23, 2006     1163 - September 27, 2006  1228 - January 9, 2007    1293 - April 13, 2007
 1034 - March 21, 2006     1099 - June 26, 2006     1164 - September 28, 2006  1229 - January 10, 2007   1294 - April 16, 2007
 1035 - March 22, 2006     1100 - June 27, 2006     1165 - September 29, 2006  1230 - January 11, 2007   1295 - April 17, 2007
 1036 - March 23, 2006     1101 - June 28, 2006     1166 - October 2, 2006     1231 - January 12, 2007   1296 - April 18, 2007
 1037 - March 24, 2006     1102 - June 29, 2006     1167 - October 3, 2006     1232 - January 16, 2007   1297 - April 19, 2007
 1038 - March 27, 2006     1103 - June 30, 2006     1168 - October 4, 2006     1233 - January 17, 2007   1298 - April 20, 2007
 1039 - March 28, 2006     1104 - July 3, 2006      1169 - October 5, 2006     1234 - January 18, 2007   1299 - April 23, 2007
 1040 - March 29, 2006     1105 - July 5, 2006      1170 - October 6, 2006     1235 - January 19, 2007   1300 - April 24, 2007


 1301 - April 25, 2007     1366 - July 27, 2007       1431 - October 31, 2007
 1302 - April 26, 2007     1367 - July 30, 2007       1432 - November 1, 2007
 1303 - April 27, 2007     1368 - July 31, 2007       1433 - November 2, 2007
 1304 - April 30, 2007     1369 - August 1, 2007      1434 - November 5, 2007
 1305 - May 1, 2007        1370 - August 2, 2007      1435 - November 6, 2007
 1306 - May 2, 2007        1371 - August 3, 2007      1436 - November 8, 2007
 1307 - May 3, 2007        1372 - August 6, 2007      1437 - November 9, 2007
 1308 - May 4, 2007        1373 - August 7, 2007      1438 - November 12, 2007
 1309 - May 7, 2007        1374 - August 8, 2007      1439 - November 13, 2007
 1310 - May 8, 2007        1375 - August 9, 2007      1440 - November 14, 2007
 1311 - May 9, 2007        1376 - August 10, 2007     1441 - November 15, 2007
 1312 - May 10, 2007       1377 - August 13, 2007     1442 - November 16, 2007
 1313 - May 11, 2007       1378 - August 14, 2007     1443 - November 19, 2007
 1314 - May 14, 2007       1379 - August 15, 2007     1444 - November 20, 2007
 1315 - May 15, 2007       1380 - August 16, 2007     1445 - November 21, 2007
 1316 - May 16, 2007       1381 - August 17, 2007     1446 - November 23, 2007
 1317 - May 17, 2007       1382 - August 20, 2007     1447 - November 26, 2007
 1318 - May 18, 2007       1383 - August 21, 2007     1448 - November 27, 2007
 1319 - May 21, 2007       1384 - August 23, 2007     1449 - November 28, 2007
 1320 - May 22, 2007       1385 - August 24, 2007     1450 - November 30, 2007
 1321 - May 23, 2007       1386 - August 27, 2007     1451 - December 3, 2007
 1322 - May 24, 2007       1387 - August 28, 2007     1452 - December 4, 2007
 1323 - May 25, 2007       1388 - August 29, 2007     1453 - December 5, 2007
 1324 - May 29, 2007       1389 - August 30, 2007     1454 - December 6, 2007
 1325 - May 30, 2007       1390 - August 31, 2007     1455 - December 7, 2007
 1326 - May 31, 2007       1391 - September 4, 2007   1456 - December 10, 2007
 1327 - June 1, 2007       1392 - September 5, 2007   1457 - December 11, 2007
 1328 - June 4, 2007       1393 - September 6, 2007   1458 - December 12, 2007
 1329 - June 5, 2007       1394 - September 7, 2007   1459 - December 13, 2007
 1330 - June 6, 2007       1395 - September 10, 2007  1460 - December 14, 2007
 1331 - June 7, 2007       1396 - September 11, 2007  1461 - December 17, 2007
 1332 - June 8, 2007       1397 - September 12, 2007  1462 - December 18, 2007
 1333 - June 11, 2007      1398 - September 13, 2007  1463 - December 19, 2007
 1334 - June 12, 2007      1399 - September 14, 2007  1464 - December 20, 2007
 1335 - June 13, 2007      1400 - September 17, 2007  1465 - December 21, 2007
 1336 - June 14, 2007      1401 - September 18, 2007  1466 - December 24, 2007
 1337 - June 15, 2007      1402 - September 19, 2007  1467 - December 26, 2007
 1338 - June 18, 2007      1403 - September 20, 2007  1468 - December 27, 2007
 1339 - June 19, 2007      1404 - September 21, 2007  1469 - December 28, 2007
 1340 - June 20, 2007      1405 - September 24, 2007  1470 - December 31, 2007
 1341 - June 21, 2007      1406 - September 25, 2007
 1342 - June 22, 2007      1407 - September 26, 2007
 1343 - June 25, 2007      1408 - September 28, 2007
 1344 - June 26, 2007      1409 - October 1, 2007
 1345 - June 27, 2007      1410 - October 2, 2007
 1346 - June 28, 2007      1411 - October 3, 2007
 1347 - June 29, 2007      1412 - October 4, 2007
 1348 - July 2, 2007       1413 - October 5, 2007
 1349 - July 3, 2007       1414 - October 8, 2007
 1350 - July 5, 2007       1415 - October 9, 2007
 1351 - July 6, 2007       1416 - October 10, 2007
 1352 - July 9, 2007       1417 - October 11, 2007
 1353 - July 10, 2007      1418 - October 12, 2007
 1354 - July 11, 2007      1419 - October 15, 2007
 1355 - July 12, 2007      1420 - October 16, 2007
 1356 - July 13, 2007      1421 - October 17, 2007
 1357 - July 16, 2007      1422 - October 18, 2007
 1358 - July 17, 2007      1423 - October 19, 2007
 1359 - July 18, 2007      1424 - October 22, 2007
 1360 - July 19, 2007      1425 - October 23, 2007
 1361 - July 20, 2007      1426 - October 24, 2007
 1362 - July 23, 2007      1427 - October 25, 2007
 1363 - July 24, 2007      1428 - October 26, 2007
 1364 - July 25, 2007      1429 - October 29, 2007
 1365 - July 26, 2007      1430 - October 30, 2007

                       Jackson National Separate Account I

                                     [LOGO]

                              Financial Statements

                                December 31, 2007

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                         Fifth Third       Fifth Third       Fifth Third      Fifth Third         JNL/AIM
                                           Balanced     Disciplined Value      Mid Cap      Quality Growth     International
                                        VIP Portfolio     VIP Portfolio     VIP Portfolio    VIP Portfolio   Growth Portfolio
                                        -------------   -----------------   -------------   --------------   ----------------
Assets
Investments, at value (a)                    $ -               $ -               $ -              $ -          $ 203,284,802
Receivables:
   Dividend receivable                         -                 -                 -                -                      -
   Investment securities sold                  -                 -                 -                -                473,905
   Sub-account units sold                      -                 -                 -                -                341,968
                                             ---               ---               ---              ---          -------------
Total assets                                   -                 -                 -                -            204,100,675
                                             ---               ---               ---              ---          -------------
Liabilities
Payables:
   Investment securities purchased             -                 -                 -                -                341,968
   Sub-account units redeemed                  -                 -                 -                -                446,333
   Insurance fees due to Jackson               -                 -                 -                -                 27,572
                                             ---               ---               ---              ---          -------------
Total liabilities                              -                 -                 -                -                815,873
                                             ---               ---               ---              ---          -------------
Net assets (Note 6)                          $ -               $ -               $ -              $ -          $ 203,284,802
------------------------------------         ===               ===               ===              ===          =============

(a) Investment shares                          -                 -                 -                -             12,915,172
    Investments at cost                      $ -               $ -               $ -              $ -          $ 176,436,681

                                                                                                                  JNL/Capital
                                           JNL/AIM           JNL/AIM          JNL/AIM                           Guardian Global
                                           Large Cap       Real Estate       Small Cap           JNL/Alger          Balanced
                                       Growth Portfolio     Portfolio     Growth Portfolio   Growth Portfolio       Portfolio
                                       ----------------   -------------   ----------------   ----------------   ---------------
Assets
Investments, at value (a)                $ 193,898,803    $ 134,185,994     $ 69,217,872           $ -           $ 183,983,298
Receivables:
   Dividend receivable                               -                -                -             -                       -
   Investment securities sold                  309,103          480,676          168,137             -                 194,059
   Sub-account units sold                      383,261          476,807          188,960             -                 532,506
                                         -------------    -------------     ------------           ---           -------------
Total assets                               194,591,167      135,143,477       69,574,969             -             184,709,863
                                         -------------    -------------     ------------           ---           -------------
Liabilities
Payables:
   Investment securities purchased             383,261          476,807          188,960             -                 532,506
   Sub-account units redeemed                  282,636          461,901          158,741             -                 169,518
   Insurance fees due to Jackson                26,467           18,775            9,396             -                  24,541
                                         -------------    -------------     ------------           ---           -------------
Total liabilities                              692,364          957,483          357,097             -                 726,565
                                         -------------    -------------     ------------           ---           -------------
Net assets (Note 6)                      $ 193,898,803    $ 134,185,994     $ 69,217,872           $ -           $ 183,983,298
------------------------------------     =============    =============     ============           ===           =============

(a) Investment shares                       12,987,194       10,786,655        4,670,572             -              15,396,092
    Investments at cost                  $ 175,291,293    $ 159,782,960     $ 66,056,744           $ -           $ 171,461,773

                    See notes to the financial statements.                     2

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                           JNL/Capital          JNL/Capital        JNL/Capital    JNL/Credit Suisse        JNL/
                                        Guardian Global           Guardian        Guardian U.S.     Global Natural    Credit Suisse
                                          Diversified       International Small   Growth Equity       Resources         Long/Short
                                       Research Portfolio      Cap Portfolio        Portfolio         Portfolio         Portfolio
                                       ------------------   -------------------   -------------   -----------------   -------------
Assets
Investments, at value (a)                 $ 155,406,194         $ 1,985,929       $ 151,626,264     $ 294,795,539      $ 19,247,332
Receivables:
   Dividend receivable                                -                   -                   -                 -                 -
   Investment securities sold                   232,326               1,798             257,159           438,945            24,882
   Sub-account units sold                       409,597             101,998             281,893         1,304,882           116,441
                                          -------------         -----------       -------------     -------------      ------------
Total assets                                156,048,117           2,089,725         152,165,316       296,539,366        19,388,655
                                          -------------         -----------       -------------     -------------      ------------
Liabilities
Payables:
   Investment securities purchased              409,597             101,998             281,893         1,304,882           116,441
   Sub-account units redeemed                   212,550               1,500             238,286           395,440            22,081
   Insurance fees due to Jackson                 19,776                 298              18,873            43,505             2,801
                                          -------------         -----------       -------------     -------------      ------------
Total liabilities                               641,923             103,796             539,052         1,743,827           141,323
                                          -------------         -----------       -------------     -------------      ------------
Net assets (Note 6)                       $ 155,406,194         $ 1,985,929       $ 151,626,264     $ 294,795,539      $ 19,247,332
------------------------------------      =============         ===========       =============     =============      ============

(a) Investment shares                         5,827,004             201,209           6,403,136        21,208,312         1,773,948
    Investments at cost                   $ 137,669,315         $ 1,970,999       $ 135,676,159     $ 273,189,660      $ 18,830,857

                                                                                                   JNL/Franklin
                                            JNL/Eagle         JNL/Eagle          JNL/Franklin        Templeton       JNL/Franklin
                                           Core Equity     SmallCap Equity    Templeton Founding   Global Growth      Templeton
                                            Portfolio         Portfolio       Strategy Portfolio     Portfolio     Income Portfolio
                                         --------------    ---------------    ------------------   -------------   ----------------
Assets
Investments, at value (a)                 $ 70,254,143      $ 159,201,448        $ 762,485,093      $ 47,195,349     $ 252,304,185
Receivables:
   Dividend receivable                               -                  -                    -                 -                 -
   Investment securities sold                   64,155            162,598              956,330            59,262           476,755
   Sub-account units sold                       27,960            141,041            4,561,615           193,047           658,174
                                          ------------      -------------        -------------      ------------     -------------
Total assets                                70,346,258        159,505,087          768,003,038        47,447,658       253,439,114
                                          ------------      -------------        -------------      ------------     -------------
Liabilities
Payables:
   Investment securities purchased              27,960            141,041            4,561,615           193,047           658,174
   Sub-account units redeemed                   55,150            141,009              849,941            52,733           441,531
   Insurance fees due to Jackson                 9,005             21,589              106,389             6,529            35,224
                                          ------------      -------------        -------------      ------------     -------------
Total liabilities                               92,115            303,639            5,517,945           252,309         1,134,929
                                          ------------      -------------        -------------      ------------     -------------
Net assets (Note 6)                       $ 70,254,143      $ 159,201,448        $ 762,485,093      $ 47,195,349     $ 252,304,185
------------------------------------      ============      =============        =============      ============     =============

(a) Investment shares                        4,835,110          7,679,761           75,568,394         4,724,259        23,960,511
    Investments at cost                   $ 71,831,201      $ 166,931,178        $ 778,634,709      $ 48,563,904     $ 262,109,040

                    See notes to the financial statements.                     3

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                           JNL/Franklin          JNL/             JNL/              JNL/
                                         JNL/Franklin        Templeton       Goldman Sachs    Goldman Sachs    Goldman Sachs
                                       Templeton Mutual      Small Cap        Core Plus          Mid Cap       Short Duration
                                       Shares Portfolio   Value Portfolio   Bond Portfolio   Value Portfolio   Bond Portfolio
                                       ----------------   ---------------   --------------   ---------------   --------------
Assets
Investments, at value (a)                $ 71,047,329       $ 57,150,443     $ 329,797,588     $ 89,409,169     $ 65,965,619
Receivables:
   Dividend receivable                              -                  -                 -                -                -
   Investment securities sold                 148,145            110,057           680,101           92,009           63,580
   Sub-account units sold                     465,075            266,245           388,094          173,748          149,787
                                         ------------       ------------     -------------     ------------     ------------
Total assets                               71,660,549         57,526,745       330,865,783       89,674,926       66,178,986
                                         ------------       ------------     -------------     ------------     ------------
Liabilities
Payables:
   Investment securities purchased            465,075            266,245           388,094          173,748          149,787
   Sub-account units redeemed                 138,295            102,009           635,299           79,612           54,226
   Insurance fees due to Jackson                9,850              8,048            44,802           12,397            9,354
                                         ------------       ------------     -------------     ------------     ------------
Total liabilities                             613,220            376,302         1,068,195          265,757          213,367
                                         ------------       ------------     -------------     ------------     ------------
Net assets (Note 6)                      $ 71,047,329       $ 57,150,443     $ 329,797,588     $ 89,409,169     $ 65,965,619
------------------------------------     ============       ============     =============     ============     ============

(a) Investment shares                       7,090,552          5,022,007        27,460,249        6,974,194        6,288,429
    Investments at cost                  $ 72,810,012       $ 63,220,078     $ 317,304,358     $ 91,177,700     $ 66,233,259

                                                                           JNL/JPMorgan
                                         JNL/JPMorgan     JNL/JPMorgan    U.S. Government      JNL/Lazard        JNL/Lazard
                                        International    MidCap Growth    & Quality Bond    Emerging Markets       Mid Cap
                                       Value Portfolio     Portfolio        Portfolio           Portfolio      Value Portfolio
                                       ---------------   -------------   ----------------   ----------------   ---------------
Assets
Investments, at value (a)               $ 396,407,155    $ 133,042,383     $ 190,858,701      $ 243,760,002     $ 214,651,928
Receivables:
   Dividend receivable                              -                -                 -                  -                 -
   Investment securities sold                 951,450          148,526         2,443,757            523,506           398,477
   Sub-account units sold                     597,717          161,225           200,893          1,259,644           289,388
                                        -------------    -------------     -------------      -------------     -------------
Total assets                              397,956,322      133,352,134       193,503,351        245,543,152       215,339,793
                                        -------------    -------------     -------------      -------------     -------------
Liabilities
Payables:
   Investment securities purchased            597,717          161,225           200,893          1,259,644           289,388
   Sub-account units redeemed                 895,816          131,704         2,418,447            488,890           368,883
   Insurance fees due to Jackson               55,634           16,822            25,310             34,616            29,594
                                        -------------    -------------     -------------      -------------     -------------
Total liabilities                           1,549,167          309,751         2,644,650          1,783,150           687,865
                                        -------------    -------------     -------------      -------------     -------------
Net assets (Note 6)                     $ 396,407,155    $ 133,042,383     $ 190,858,701      $ 243,760,002     $ 214,651,928
------------------------------------    =============    =============     =============      =============     =============

(a) Investment shares                      27,624,192        6,628,918        16,257,130         16,845,888        18,714,205
    Investments at cost                 $ 368,977,053    $ 114,687,247     $ 187,399,255      $ 222,560,389     $ 260,145,910

                    See notes to the financial statements.                     4

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                         JNL/Lazard
                                         Small Cap          JNL/MCM                         JNL/MCM           JNL/MCM
                                           Value            10 x 10         JNL/MCM        Bond Index     Communications
                                         Portfolio         Portfolio      25 Portfolio     Portfolio     Sector Portfolio
                                       -------------     ------------    -------------   -------------   ----------------
Assets
Investments, at value (a)              $ 111,168,452     $ 50,864,159    $ 689,744,274   $ 303,351,612     $ 82,005,620
Receivables:
   Dividend receivable                             -                -                -               -                -
   Investment securities sold                145,281           51,205          922,492         725,714          214,307
   Sub-account units sold                    204,268          465,662        1,352,305         868,625          172,501
                                       -------------     ------------    -------------   -------------     ------------
Total assets                             111,518,001       51,381,026      692,019,071     304,945,951       82,392,428
                                       -------------     ------------    -------------   -------------     ------------
Liabilities
Payables:
   Investment securities purchased           204,268          465,662        1,352,305         868,625          172,501
   Sub-account units redeemed                130,362           44,014          828,142         682,841          202,683
   Insurance fees due to Jackson              14,919            7,191           94,350          42,873           11,624
                                       -------------     ------------    -------------   -------------     ------------
Total liabilities                            349,549          516,867        2,274,797       1,594,339          386,808
                                       -------------     ------------    -------------   -------------     ------------
Net assets (Note 6)                    $ 111,168,452     $ 50,864,159    $ 689,744,274   $ 303,351,612     $ 82,005,620
----------------------------------     =============     ============    =============   =============     ============

(a) Investment shares                     10,782,585        5,127,435       52,056,172      27,182,044       14,187,824
    Investments at cost                $ 135,829,098     $ 52,301,379    $ 657,801,532   $ 297,773,608     $ 86,395,605

                                                                                            JNL/MCM
                                          JNL/MCM          JNL/MCM         JNL/MCM          Enhanced           JNL/MCM
                                      Consumer Brands       Dow 10       Dow Dividend    S&P 500 Stock        Financial
                                     Sector Portfolio     Portfolio       Portfolio     Index Portfolio   Sector Portfolio
                                     ----------------   -------------   -------------   ---------------   ----------------
Assets
Investments, at value (a)              $ 17,958,818     $ 815,546,625   $ 381,087,943     $ 79,149,314      $ 51,639,955
Receivables:
   Dividend receivable                            -                 -               -                -                 -
   Investment securities sold                18,191           897,070       2,125,187          111,648           100,098
   Sub-account units sold                    10,470         1,173,175       1,233,067          197,199           287,592
                                       ------------     -------------   -------------     ------------      ------------
Total assets                             17,987,479       817,616,870     384,446,197       79,458,161        52,027,645
                                       ------------     -------------   -------------     ------------      ------------
Liabilities
Payables:
   Investment securities purchased           10,470         1,173,175       1,233,067          197,199           287,592
   Sub-account units redeemed                15,735           786,032       2,072,635          100,680            92,910
   Insurance fees due to Jackson              2,456           111,038          52,552           10,968             7,188
                                       ------------     -------------   -------------     ------------      ------------
Total liabilities                            28,661         2,070,245       3,358,254          308,847           387,690
                                       ------------     -------------   -------------     ------------      ------------
Net assets (Note 6)                    $ 17,958,818     $ 815,546,625   $ 381,087,943     $ 79,149,314      $ 51,639,955
----------------------------------     ============     =============   =============     ============      ============

(a) Investment shares                     1,625,232        63,516,092      35,318,623        9,045,636         4,171,240
    Investments at cost                $ 19,491,286     $ 699,415,994   $ 409,797,676     $ 79,303,390      $ 59,324,735

                    See notes to the financial statements.                     5

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                         JNL/MCM            JNL/MCM          JNL/MCM         JNL/MCM           JNL/MCM
                                        Global 15         Healthcare         Index 5      International         JNL 5
                                        Portfolio      Sector Portfolio     Portfolio    Index Portfolio      Portfolio
                                     ---------------   ----------------   ------------   ---------------   ---------------
Assets
Investments, at value (a)            $ 1,308,354,520     $ 106,518,717    $ 27,919,668    $ 554,882,623    $ 5,208,867,203
Receivables:
   Dividend receivable                             -                 -               -                -                  -
   Investment securities sold              2,417,855           166,726          30,029          774,439          7,586,932
   Sub-account units sold                  1,652,993           147,711         435,474          535,573         12,009,604
                                     ---------------   ----------------   ------------   ---------------   ---------------
Total assets                           1,312,425,368       106,833,154      28,385,171      556,192,635      5,228,463,739
                                     ---------------   ----------------   ------------   ---------------   ---------------
Liabilities
Payables:
   Investment securities purchased         1,652,993           147,711         435,474          535,573         12,009,604
   Sub-account units redeemed              2,237,263           152,006          26,219          696,935          6,868,127
   Insurance fees due to Jackson             180,592            14,720           3,810           77,504            718,805
                                     ---------------   ----------------   ------------   ---------------   ---------------
Total liabilities                          4,070,848           314,437         465,503        1,310,012         19,596,536
                                     ---------------   ----------------   ------------   ---------------   ---------------
Net assets (Note 6)                  $ 1,308,354,520     $ 106,518,717    $ 27,919,668    $ 554,882,623    $ 5,208,867,203
----------------------------------   ===============   ================   ============    =============    ===============

(a) Investment shares                     59,769,508         7,984,911       2,791,967       31,617,243        366,048,293
    Investments at cost              $   968,450,035     $ 103,855,014    $ 28,056,644    $ 485,429,467    $ 5,011,342,628

                                        JNL/MCM         JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM
                                     JNL Optimized     Nasdaq 25     NYSE International       Oil & Gas          S&P 10
                                      5 Portfolio      Portfolio        25 Portfolio      Sector Portfolio     Portfolio
                                     -------------   -------------   ------------------   ----------------   -------------
Assets
Investments, at value (a)            $ 375,799,453   $ 106,384,536      $ 63,560,988        $ 443,808,211    $ 833,493,043
Receivables:
   Dividend receivable                           -               -                 -                    -                -
   Investment securities sold              600,816         238,953            91,931            1,051,701        1,352,090
   Sub-account units sold                2,282,394         396,125           458,730            1,239,148          709,639
                                     -------------   -------------      ------------        -------------    -------------
Total assets                           378,682,663     107,019,614        64,111,649          446,099,060      835,554,772
                                     -------------   -------------      ------------        -------------    -------------
Liabilities
Payables:
   Investment securities purchased       2,282,394         396,125           458,730            1,239,148          709,639
   Sub-account units redeemed              548,452         223,513            83,081              988,282        1,238,393
   Insurance fees due to Jackson            52,364          15,440             8,850               63,419          113,697
                                     -------------   -------------      ------------        -------------    -------------
Total liabilities                        2,883,210         635,078           550,661            2,290,849        2,061,729
                                     -------------   -------------      ------------        -------------    -------------
Net assets (Note 6)                  $ 375,799,453   $ 106,384,536      $ 63,560,988        $ 443,808,211    $ 833,493,043
----------------------------------   =============   =============      ============        =============    =============

(a) Investment shares                   31,342,740       7,927,313         5,629,848           12,050,182       51,197,361
    Investments at cost              $ 366,395,299   $  93,752,130      $ 62,619,762        $ 375,905,702    $ 685,350,188

                     See notes to the financial statements.                    6

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                        JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                                        S&P 24       S&P 400 MidCap       S&P 500         S&P SMid     Select Small-Cap
                                       Portfolio    Index Portfolio   Index Portfolio   60 Portfolio       Portfolio
                                     ------------   ---------------   ---------------   ------------   ----------------
Assets
Investments, at value (a)            $ 22,725,802    $ 414,090,413     $ 561,046,082    $ 32,446,860     $ 628,445,176
Receivables:
   Dividend receivable                          -                -                 -               -                 -
   Investment securities sold              32,154          492,250           729,272          90,756           787,604
   Sub-account units sold                  17,550          372,949           750,123         305,751         1,952,104
                                     ------------    -------------     -------------    ------------     -------------
Total assets                           22,775,506      414,955,612       562,525,477      32,843,367       631,184,884
                                     ------------    -------------     -------------    ------------     -------------

Liabilities
Payables:
   Investment securities purchased         17,550          372,949           750,123         305,751         1,952,104
   Sub-account units redeemed              28,906          434,279           650,935          86,176           701,799
   Insurance fees due to Jackson            3,248           57,971            78,337           4,580            85,805
                                     ------------    -------------     -------------    ------------     -------------
Total liabilities                          49,704          865,199         1,479,395         396,507         2,739,708
                                     ------------    -------------     -------------    ------------     -------------
Net assets (Note 6)                  $ 22,725,802    $ 414,090,413     $ 561,046,082    $ 32,446,860     $ 628,445,176
----------------------------------   ============    =============     =============    ============     =============

(a) Investment shares                   2,051,065       28,016,943        45,392,078       3,746,751        32,782,743
    Investments at cost              $ 21,414,120    $ 402,247,547     $ 503,869,920    $ 35,450,344     $ 667,122,289

                                                                                                                 JNL/
                                         JNL/MCM            JNL/MCM           JNL/MCM                        Oppenheimer
                                        Small Cap         Technology       Value Line 30       JNL/MCM      Global Growth
                                     Index Portfolio   Sector Portfolio      Portfolio      VIP Portfolio     Portfolio
                                     ---------------   ----------------   ---------------   -------------   -------------
Assets
Investments, at value (a)             $ 316,673,168      $ 99,763,397     $ 1,099,739,990   $ 422,290,328   $ 196,598,584
Receivables:
   Dividend receivable                            -                 -                   -               -               -
   Investment securities sold               395,712           170,681          11,558,692       7,924,448         287,100
   Sub-account units sold                   738,034           371,028           2,598,307       1,318,999         492,653
                                      -------------      ------------     ---------------   -------------   -------------
Total assets                            317,806,914       100,305,106       1,113,896,989     431,533,775     197,378,337
                                      -------------      ------------     ---------------   -------------   -------------

Liabilities
Payables:
   Investment securities purchased          738,034           371,028           2,598,307       1,318,999         492,653
   Sub-account units redeemed               351,117           156,758          11,403,442       7,864,569         260,505
   Insurance fees due to Jackson             44,595            13,923             155,250          59,879          26,595
                                      -------------      ------------     ---------------   -------------   -------------
Total liabilities                         1,133,746           541,709          14,156,999       9,243,447         779,753
                                      -------------      ------------     ---------------   -------------   -------------
Net assets (Note 6)                   $ 316,673,168      $ 99,763,397     $ 1,099,739,990   $ 422,290,328   $ 196,598,584
----------------------------------    =============      ============     ===============   =============   =============

(a) Investment shares                    23,405,260        12,990,026          58,621,535      29,043,351      13,132,838
    Investments at cost               $ 322,529,444      $ 94,537,027     $   925,741,532   $ 372,416,200   $ 178,667,570

                     See notes to the financial statements.                    7

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                                                                JNL/            JNL/
                                               JNL/           JNL/PIMCO       JNL/PIMCO      PPM America     PPM America
                                            Oppenheimer      Real Return    Total Return     Core Equity     High Yield
                                         Growth Portfolio     Portfolio    Bond Portfolio     Portfolio    Bond Portfolio
                                         ----------------   ------------   --------------   ------------   ---------------
Assets
Investments, at value (a)                       $ -         $ 75,389,774    $ 598,011,551   $ 75,770,750    $ 267,489,724
Receivables:
   Dividend receivable                            -                    -                -                               -
   Investment securities sold                     -              145,666        1,144,468         71,789          292,585
   Sub-account units sold                         -              375,410        2,855,433         30,740          208,631
                                                ---         ------------    -------------   ------------    -------------
Total assets                                      -           75,910,850      602,011,452     75,873,279      267,990,940
                                                ---         ------------    -------------   ------------    -------------

Liabilities
Payables:
   Investment securities purchased                -              375,410        2,855,433         30,740          208,631
   Sub-account units redeemed                     -              135,456        1,063,306         62,783          256,121
   Insurance fees due to Jackson                  -               10,210           81,162          9,006           36,464
                                                ---         ------------    -------------   ------------    -------------
Total liabilities                                 -              521,076        3,999,901        102,529          501,216
                                                ---         ------------    -------------   ------------    -------------
Net assets (Note 6)                             $ -         $ 75,389,774    $ 598,011,551   $ 75,770,750    $ 267,489,724
--------------------------------------          ===         ============    =============   ============    =============

(a) Investment shares                             -            6,797,996       49,668,734      3,608,131       36,001,309
    Investments at cost                         $ -         $ 72,889,416    $ 592,324,688   $ 71,650,230    $ 296,997,039

                                              JNL/                                            JNL/S&P
                                           PPM America      JNL/Putnam                      Competitive        JNL/S&P
                                          Value Equity        Midcap          JNL/S&P 4      Advantage       Disciplined
                                           Portfolio     Growth Portfolio     Portfolio      Portfolio    Growth Portfolio
                                         -------------   ----------------   ------------    -----------   ----------------
Assets
Investments, at value (a)                $ 119,368,593          $ -         $ 22,021,782    $ 6,230,889     $ 15,682,735
Receivables:
   Dividend receivable                               -            -                    -              -                -
   Investment securities sold                  185,022            -               21,947          5,474           18,778
   Sub-account units sold                       65,402            -            1,043,532      2,828,995           20,592
                                         -------------          ---         ------------    -----------     ------------
Total assets                               119,619,017            -           23,087,261      9,065,358       15,722,105
                                         -------------          ---         ------------    -----------     ------------

Liabilities
Payables:
   Investment securities purchased              65,402            -            1,043,532      2,828,995           20,592
   Sub-account units redeemed                  170,622            -               18,771          4,931           16,640
Insurance fees due to Jackson                   14,400            -                3,176            543            2,138
                                         -------------          ---         ------------    -----------     ------------
Total liabilities                              250,424            -            1,065,479      2,834,469           39,370
                                         -------------          ---         ------------    -----------     ------------
Net assets (Note 6)                      $ 119,368,593          $ -         $ 22,021,782    $ 6,230,889     $ 15,682,735
--------------------------------------   =============          ===         ============    ===========     ============

(a) Investment shares                        6,233,347            -            2,217,702        628,114        1,472,557
    Investments at cost                  $ 105,468,734          $ -         $ 22,236,493    $ 6,274,868     $ 15,662,757

                     See notes to the financial statements.                    8

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                               JNL/S&P           JNL/S&P             JNL/S&P
                                           JNL/S&P           Disciplined     Dividend Income         Growth             JNL/S&P
                                         Disciplined          Moderate           & Growth          Retirement       Intrinsic Value
                                     Moderate Portfolio   Growth Portfolio      Portfolio      Strategy Portfolio      Portfolio
                                     ------------------   ----------------   ---------------   ------------------   ---------------
Assets
Investments, at value (a)               $ 33,590,592        $ 38,399,737        $ 737,713           $ 815,294         $ 11,822,442
Receivables:
   Dividend receivable                             -                   -                -                   -                    -
   Investment securities sold                 37,287             134,140              608                 926                8,525
   Sub-account units sold                    164,812             630,034           90,581                   -            8,129,904
                                        ------------        ------------        ---------           ---------         ------------
Total assets                              33,792,691          39,163,911          828,902             816,220           19,960,871
                                        ------------        ------------        ---------           ---------         ------------

Liabilities
Payables:
   Investment securities purchased           164,812             630,034           90,581                   -            8,129,904
   Sub-account units redeemed                 32,709             128,786              513                 873                7,935
   Insurance fees due to Jackson               4,578               5,354               95                  53                  590
                                        ------------        ------------        ---------           ---------         ------------
Total liabilities                            202,099             764,174           91,189                 926            8,138,429
                                        ------------        ------------        ---------           ---------         ------------
Net assets (Note 6)                     $ 33,590,592        $ 38,399,737        $ 737,713           $ 815,294         $ 11,822,442
-----------------------------------     ============        ============        =========           =========         ============

(a) Investment shares                      3,139,308           3,598,851           75,508              77,352            1,191,778
    Investments at cost                 $ 33,179,711        $ 38,264,980        $ 742,045           $ 811,899         $ 11,886,864

                                              JNL/                JNL/                                  JNL/            JNL/
                                          S&P Managed        S&P Managed          JNL/             S&P Managed       S&P Managed
                                          Aggressive         Conservative      S&P Managed           Moderate          Moderate
                                       Growth Portfolio       Portfolio     Growth Portfolio        Portfolio     Growth Portfolio
                                       ----------------     -------------   ----------------      -------------   ----------------
Assets
Investments, at value (a)                $ 606,719,072      $ 240,837,191    $ 1,201,072,916      $ 475,927,883    $ 1,251,889,393
Receivables:
   Dividend receivable                               -                  -                  -                  -                  -
   Investment securities sold                  527,760            234,164          1,270,771            462,778          2,096,779
   Sub-account units sold                      507,526            934,387          1,616,620          1,240,233          2,727,078
                                         -------------      -------------    ---------------      -------------    ---------------
Total assets                               607,754,358        242,005,742      1,203,960,307        477,630,894      1,256,713,250
                                         -------------      -------------    ---------------      -------------    ---------------

Liabilities
Payables:
   Investment securities purchased             507,526            934,387          1,616,620          1,240,233          2,727,078
   Sub-account units redeemed                  448,111            198,406          1,108,086            394,096          1,922,803
   Insurance fees due to Jackson                79,649             35,758            162,685             68,682            173,976
                                         -------------      -------------    ---------------      -------------    ---------------
Total liabilities                            1,035,286          1,168,551          2,887,391          1,703,011          4,823,857
                                         -------------      -------------    ---------------      -------------    ---------------
Net assets (Note 6)                      $ 606,719,072      $ 240,837,191    $ 1,201,072,916      $ 475,927,883    $ 1,251,889,393
-----------------------------------      =============      =============    ===============      =============    ===============

(a) Investment shares                       40,746,748         20,997,140         86,782,725         38,978,533         94,840,106
    Investments at cost                  $ 499,028,675      $ 239,087,234    $ 1,078,391,103      $ 461,606,537    $ 1,177,799,839

                    See notes to the financial statements.                     9

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                           JNL/S&P               JNL/S&P
                                       Moderate Growth          Moderate            JNL/S&P           JNL/S&P           JNL/S&P
                                     Retirement Strategy       Retirement       Retirement 2015   Retirement 2020   Retirement 2025
                                          Portfolio        Strategy Portfolio      Portfolio         Portfolio         Portfolio
                                     -------------------   ------------------   ---------------   ---------------   ---------------
Assets
Investments, at value (a)                 $ 673,315             $ 294,953         $ 15,823,765      $ 8,360,905       $ 4,776,579
Receivables:
   Dividend receivable                            -                     -                    -                -                 -
   Investment securities sold                   747                   157               58,572            9,559             5,292
   Sub-account units sold                         -                     -               69,687           14,340            11,656
                                          ---------             ---------         ------------      -----------       -----------
Total assets                                674,062               295,110           15,952,024        8,384,804         4,793,527
                                          ---------             ---------         ------------      -----------       -----------

Liabilities
Payables:
   Investment securities purchased                -                     -               69,687           14,340            11,656
   Sub-account units redeemed                   705                   141               56,503            8,345             4,635
   Insurance fees due to Jackson                 42                    16                2,069            1,214               657
                                          ---------             ---------         ------------      -----------       -----------
Total liabilities                               747                   157              128,259           23,899            16,948
                                          ---------             ---------         ------------      -----------       -----------
Net assets (Note 6)                       $ 673,315             $ 294,953         $ 15,823,765      $ 8,360,905       $ 4,776,579
------------------------------------      =========             =========         ============      ===========       ===========

(a) Investment shares                        64,556                28,860            1,327,497          690,984           389,925
    Investments at cost                   $ 683,041             $ 301,122         $ 15,153,028      $ 8,067,266       $ 4,646,639

                                             JNL/
                                        S&P Retirement          JNL/S&P          JNL/Select        JNL/Select            JNL/
                                            Income            Total Yield         Balanced        Money Market       Select Value
                                           Portfolio           Portfolio         Portfolio         Portfolio          Portfolio
                                        --------------        -----------      -------------     -------------      -------------
Assets
Investments, at value (a)                $ 29,043,838         $ 3,265,347      $ 497,883,854     $ 617,933,515      $ 217,134,887
Receivables:
   Dividend receivable                              -                   -                  -            72,612                  -
   Investment securities sold                  49,468               3,573            740,831         2,614,123            467,176
   Sub-account units sold                      19,998              97,580            377,994         2,813,373            337,428
                                         ------------         -----------      -------------     -------------      -------------
Total assets                               29,113,304           3,366,500        499,002,679       623,433,623        217,939,491
                                         ------------         -----------      -------------     -------------      -------------

Liabilities
Payables:
   Investment securities purchased             19,998              97,580            377,994         2,813,373            337,428
   Sub-account units redeemed                  45,389               3,064            676,281         2,527,049            437,577
   Insurance fees due to Jackson                4,079                 509             64,550            87,074             29,599
                                         ------------         -----------      -------------     -------------      -------------
Total liabilities                              69,466             101,153          1,118,825         5,427,496            804,604
                                         ------------         -----------      -------------     -------------      -------------
Net assets (Note 6)                      $ 29,043,838         $ 3,265,347      $ 497,883,854     $ 618,006,127      $ 217,134,887
------------------------------------     ============         ===========      =============     =============      =============

(a) Investment shares                       2,552,183             324,265         28,353,295       617,933,515         11,233,052
    Investments at cost                  $ 28,003,733         $ 3,293,574      $ 464,732,186     $ 617,933,505      $ 215,113,229

                    See notes to the financial statements.                    10

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                            JNL/T.Rowe         JNL/T.Rowe        JNL/T.Rowe
                                        Price Established     Price Mid-Cap     Price Value
                                         Growth Portfolio   Growth Portfolio     Portfolio
                                        -----------------   ----------------   -------------
Assets
Investments, at value (a)                 $ 558,542,995       $ 510,648,261    $ 367,321,448
Receivables:
   Dividend receivable                                -                   -                -
   Investment securities sold                   779,981             924,455          473,505
   Sub-account units sold                       633,532             846,707          643,378
                                          -------------       -------------    -------------
Total assets                                559,956,508         512,419,423      368,438,331
                                          -------------       -------------    -------------

Liabilities
Payables:
   Investment securities purchased              633,532             846,707          643,378
   Sub-account units redeemed                   708,636             857,566          424,166
   Insurance fees due to Jackson                 71,345              66,889           49,339
                                          -------------       -------------    -------------
Total liabilities                             1,413,513           1,771,162        1,116,883
                                          -------------       -------------    -------------
Net assets (Note 6)                       $ 558,542,995       $ 510,648,261    $ 367,321,448
------------------------------------      =============       =============    =============

(a) Investment shares                        24,835,171          16,814,233       25,073,136
    Investments at cost                   $ 498,732,095       $ 477,529,401    $ 360,750,843

                    See notes to the financial statements.                    11

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                            Fifth Third       Fifth Third        Fifth Third      Fifth Third         JNL/AIM
                                             Balanced      Disciplined Value       Mid Cap       Quality Growth    International
                                         VIP Portfolio(b)   VIP Portfolio(b)  VIP Portfolio(b)  VIP Portfolio(b)  Growth Portfolio
                                         ----------------  -----------------  ----------------  ----------------  ----------------
Investment income
   Dividends                                 $   2,865       $     261,570      $     33,833      $   230,158       $  2,701,614
                                             ---------       -------------      ------------      -----------       ------------
Expenses
   Insurance charges (Note 3)                    2,603             100,974            41,062           79,471          2,673,624
                                             ---------       -------------      ------------      -----------       ------------
Total expenses                                   2,603             100,974            41,062           79,471          2,673,624
                                             ---------       -------------      ------------      -----------       ------------
Net investment income (loss)                       262             160,596            (7,229)         150,687             27,990
                                             ---------       -------------      ------------      -----------       ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
   companies                                    16,825           2,073,131         1,241,281        1,505,289                  -
   Investments                                  (1,676)           (332,117)         (297,688)         (52,321)        10,857,758
Net change in unrealized appreciation
   (depreciation) on investments                (6,503)         (1,377,439)         (563,207)        (676,053)           627,133
                                             ---------       -------------      ------------      -----------       ------------
Net realized and unrealized gain (loss)          8,646             363,575           380,386          776,915         11,484,891
                                             ---------       -------------      ------------      -----------       ------------
Net increase (decrease) in net assets
   from operations                           $   8,908       $     524,171      $    373,157      $   927,602       $ 11,512,881
---------------------------------------      =========       =============      ============      ===========       ============

                                                                                                                     JNL/Capital
                                             JNL/AIM          JNL/AIM          JNL/AIM                             Guardian Global
                                            Large Cap       Real Estate       Small Cap           JNL/Alger            Balanced
                                         Growth Portfolio    Portfolio     Growth Portfolio  Growth Portfolio(a)      Portfolio
                                         ----------------  --------------  ----------------  -------------------  ----------------
Investment income
   Dividends                              $     726,491    $    4,988,018    $     202,716      $     255,511       $    4,211,043
                                          -------------    --------------    -------------      -------------       --------------
Expenses
   Insurance charges (Note 3)                 2,120,171         3,101,030          991,217            635,582            2,661,849
                                          -------------    --------------    -------------      -------------       --------------
Total expenses                                2,120,171         3,101,030          991,217            635,582            2,661,849
                                          -------------    --------------    -------------      -------------       --------------
Net investment income (loss)                 (1,393,680)        1,886,988         (788,501)          (380,071)           1,549,194
                                          -------------    --------------    -------------      -------------       --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                7,378,186         4,812,463        4,372,504                  -            8,588,120
   Investments                                7,511,344         3,822,811        3,202,864         27,307,517            8,871,718
Net change in unrealized appreciation
   (depreciation) on investments              5,953,536       (45,025,484)      (2,104,846)       (16,163,940)         (10,071,629)
                                          -------------    --------------    -------------      -------------       --------------
Net realized and unrealized gain (loss)      20,843,066       (36,390,210)       5,470,522         11,143,577            7,388,209
                                          -------------    --------------    -------------      -------------       --------------
Net increase (decrease) in net assets
   from operations                        $  19,449,386    $  (34,503,222)   $   4,682,021      $  10,763,506       $    8,937,403
---------------------------------------   =============    ==============    =============      =============       ==============

(a)   The period is from January 1, 2007 through acquisition April 27, 2007.

(b)   The period is from January 1, 2007 through liquidation October 12, 2007.

                    See notes to the financial statements.                    12

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                             JNL/Capital         JNL/Capital       JNL/Capital    JNL/Credit Suisse       JNL/
                                           Guardian Global        Guardian        Guardian U.S.     Global Natural    Credit Suisse
                                            Diversified      International Small  Growth Equity       Resources         Long/Short
                                         Research Portfolio    Cap Portfolio(b)     Portfolio       Portfolio(a)       Portfolio(a)
                                         ------------------  -------------------  -------------   -----------------   -------------
Investment income
   Dividends                                $    831,410         $       -        $           -     $           -      $         -
                                            ------------         ---------        -------------     -------------      -----------
Expenses
   Insurance charges (Note 3)                  1,719,317             1,734            2,072,396         1,988,608          123,919
                                            ------------         ---------        -------------     -------------      -----------
Total expenses                                 1,719,317             1,734            2,072,396         1,988,608          123,919
                                            ------------         ---------        -------------     -------------      -----------
Net investment income (loss)                    (887,907)           (1,734)          (2,072,396)       (1,988,608)        (123,919)
                                            ------------         ---------        -------------     -------------      -----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                        -                 -                    -                 -                -
   Investments                                 3,881,639               (33)           4,975,265         2,604,318          179,675
Net change in unrealized appreciation
   (depreciation) on investments              15,772,849            14,930            6,828,210        21,605,879          416,474
                                            ------------         ---------        -------------     -------------      -----------
Net realized and unrealized gain (loss)       19,654,488            14,897           11,803,475        24,210,197          596,149
                                            ------------         ---------        -------------     -------------      -----------
Net increase (decrease) in net assets
   from operations                          $ 18,766,581         $  13,163        $   9,731,079     $  22,221,589      $   472,230
---------------------------------------     ============         =========        =============     =============      ===========

                                                                                                    JNL/Franklin
                                              JNL/Eagle        JNL/Eagle        JNL/Franklin          Templeton      JNL/Franklin
                                             Core Equity   SmallCap Equity   Templeton Founding     Global Growth      Templeton
                                              Portfolio       Portfolio     Strategy Portfolio(a)   Portfolio(a)   Income Portfolio
                                           --------------  ---------------  ---------------------  --------------  ----------------
Investment income
   Dividends                               $    1,443,810   $    3,281,678     $            -       $     328,367   $    7,948,490
                                           --------------   --------------     --------------       -------------   --------------
Expenses
   Insurance charges (Note 3)                   1,206,341        2,236,600          6,674,479             414,681        2,813,754
                                           --------------   --------------     --------------       -------------   --------------
Total expenses                                  1,206,341        2,236,600          6,674,479             414,681        2,813,754
                                           --------------   --------------     --------------       -------------   --------------
Net investment income (loss)                      237,469        1,045,078         (6,674,479)            (86,314)       5,134,736
                                           --------------   --------------     --------------       -------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                 9,852,766       21,434,917                  -                   -          225,034
   Investments                                  4,206,867        9,596,909         (1,459,472)             35,521        1,074,704
Net change in unrealized appreciation
   (depreciation) on investments              (14,825,281)     (21,772,102)       (16,149,617)         (1,368,554)     (11,192,563)
                                           --------------   --------------     --------------       -------------   --------------
Net realized and unrealized gain (loss)          (765,648)       9,259,724        (17,609,089)         (1,333,033)      (9,892,825)
                                           --------------   --------------     --------------       -------------   --------------
Net increase (decrease) in net assets
   from operations                         $     (528,179)  $   10,304,802     $  (24,283,568)      $  (1,419,347)  $   (4,758,089)
---------------------------------------    ==============   ==============     ==============       =============   ==============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    13

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                                  JNL/Franklin         JNL/               JNL/            JNL/
                                              JNL/Franklin         Templeton      Goldman Sachs     Goldman Sachs    Goldman Sachs
                                            Templeton Mutual       Small Cap        Core Plus          Mid Cap       Short Duration
                                          Shares Portfolio(a)   Value Portfolio   Bond Portfolio   Value Portfolio   Bond Portfolio
                                          -------------------   ---------------   --------------   ---------------   --------------
Investment income
   Dividends                                 $          -        $  1,595,344      $ 10,104,769     $  1,948,690      $ 1,907,528
                                             ------------        ------------      ------------     ------------      -----------

Expenses
   Insurance charges (Note 3)                     658,119             975,558         4,732,202        1,364,120          834,902
                                             ------------        ------------      ------------     ------------      -----------
Total expenses                                    658,119             975,558         4,732,202        1,364,120          834,902
                                             ------------        ------------      ------------     ------------      -----------
Net investment income (loss)                     (658,119)            619,786         5,372,567          584,570        1,072,626
                                             ------------        ------------      ------------     ------------      -----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                          -           1,476,510                 -        1,183,224                -
   Investments                                   (123,619)          1,718,158         3,488,590        2,907,440        1,129,388
Net change in unrealized appreciation
   (depreciation) on investments               (1,762,683)         (9,076,938)        6,469,545       (6,143,027)        (743,213)
                                             ------------        ------------      ------------     ------------      -----------
Net realized and unrealized gain (loss)        (1,886,302)         (5,882,270)        9,958,135       (2,052,363)         386,175
                                             ------------        ------------      ------------     ------------      -----------

Net increase (decrease) in net assets
   from operations                           $ (2,544,421)       $ (5,262,484)     $ 15,330,702     $ (1,467,793)     $ 1,458,801
---------------------------------------      ============        ============      ============     ============      ===========

                                                                                  JNL/JPMorgan
                                             JNL/JPMorgan        JNL/JPMorgan    U.S. Government     JNL/Lazard        JNL/Lazard
                                             International       MidCap Growth   & Quality Bond   Emerging Markets       Mid Cap
                                            Value Portfolio        Portfolio        Portfolio         Portfolio      Value Portfolio
                                            ---------------      -------------   ---------------  ----------------   ---------------
Investment income
   Dividends                                 $  20,539,417       $          -      $ 6,672,414      $    274,817      $  12,221,840
                                             -------------       ------------      -----------      ------------      -------------

Expenses
   Insurance charges (Note 3)                    6,207,594          1,773,738        2,791,720         1,791,901          3,710,649
                                             -------------       ------------      -----------      ------------      -------------
Total expenses                                   6,207,594          1,773,738        2,791,720         1,791,901          3,710,649
                                             -------------       ------------      -----------      ------------      -------------
Net investment income (loss)                    14,331,823         (1,773,738)       3,880,694        (1,517,084)         8,511,191
                                             -------------       ------------      -----------      ------------      -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                  12,313,300                  -                -                 -         22,096,101
   Investments                                  31,160,640          9,645,674        1,622,094         5,736,070          2,843,959

Net change in unrealized appreciation
   (depreciation) on investments               (27,308,047)        (1,042,161)       2,848,679        17,674,225        (45,994,972)
                                             -------------       ------------      -----------      ------------      -------------
Net realized and unrealized gain (loss)         16,165,893          8,603,513        4,470,773        23,410,295        (21,054,912)
                                             -------------       ------------      -----------      ------------      -------------

Net increase (decrease) in net assets
   from operations                           $  30,497,716       $  6,829,775      $ 8,351,467      $ 21,893,211      $ (12,543,721)
---------------------------------------      =============       ============      ===========      ============      =============

(a)   Commencement of operations January 16, 2007.

                     See notes to the financial statements.                   14

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                              JNL/Lazard             JNL/MCM                           JNL/MCM           JNL/MCM
                                               Small Cap             10 x 10        JNL/MCM           Bond Index     Communications
                                            Value Portfolio       Portfolio(a)    25 Portfolio        Portfolio     Sector Portfolio
                                            ---------------       ------------    -------------      ------------   ----------------
Investment income
   Dividends                                 $   4,760,038        $         -     $  12,211,614      $ 11,997,655    $   3,559,362
                                             -------------        -----------     -------------      ------------    -------------

Expenses
   Insurance charges (Note 3)                    2,067,738            340,918        12,492,837         4,742,412        1,451,169
                                             -------------        -----------     -------------      ------------    -------------
Total expenses                                   2,067,738            340,918        12,492,837         4,742,412        1,451,169
                                             -------------        -----------     -------------      ------------    -------------
Net investment income (loss)                     2,692,300           (340,918)         (281,223)        7,255,243        2,108,193
                                             -------------        -----------     -------------      ------------    -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   6,072,781                  -        12,706,401                 -        1,103,422
   Investments                                  (2,000,658)        (1,098,329)       30,941,322         2,710,855        4,484,924
Net change in unrealized appreciation
   (depreciation) on investments               (16,788,108)        (1,437,220)      (76,007,512)        2,999,704       (9,049,141)
                                             -------------        -----------     -------------      ------------    -------------
Net realized and unrealized gain (loss)        (12,715,985)        (2,535,549)      (32,359,789)        5,710,559       (3,460,795)
                                             -------------        -----------     -------------      ------------    -------------

Net increase (decrease) in net assets
   from operations                           $ (10,023,685)       $(2,876,467)    $ (32,641,012)     $ 12,965,802     $ (1,352,602)
---------------------------------------      =============        ===========     =============      ============     ============

                                                                                                       JNL/MCM
                                                JNL/MCM           JNL/MCM            JNL/MCM           Enhanced         JNL/MCM
                                            Consumer Brands        Dow 10          Dow Dividend      S&P 500 Stock     Financial
                                           Sector Portfolio      Portfolio          Portfolio      Index Portfolio  Sector Portfolio
                                           ----------------     -------------     -------------    ---------------  ----------------
Investment income
   Dividends                                 $    109,946       $           -     $           -     $  1,202,241     $     933,215
                                             ------------       -------------     -------------     ------------     -------------

Expenses
   Insurance charges (Note 3)                     377,331          14,690,144         6,225,566        1,276,226         1,015,261
                                             ------------       -------------     -------------     ------------     -------------
Total expenses                                    377,331          14,690,144         6,225,566        1,276,226         1,015,261
                                             ------------       -------------     -------------     ------------     -------------
Net investment income (loss)                     (267,385)        (14,690,144)       (6,225,566)         (73,985)          (82,046)
                                             ------------       -------------     -------------     ------------     -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                    669,027                   -                 -        1,913,350         2,340,831
   Investments                                  1,840,828          63,033,465         6,821,710        2,260,162         2,399,245
Net change in unrealized appreciation
   (depreciation) on investments               (4,009,383)        (53,962,671)      (51,702,747)      (2,806,274)      (16,031,535)
                                             ------------       -------------     -------------     ------------     -------------
Net realized and unrealized gain (loss)        (1,499,528)          9,070,794       (44,881,037)       1,367,238       (11,291,459)
                                             ------------       -------------     -------------     ------------     -------------

Net increase (decrease) in net assets
   from operations                           $ (1,766,913)      $  (5,619,350)    $ (51,106,603)    $  1,293,253     $ (11,373,505)
---------------------------------------      ============       =============     =============     ============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   15

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM
                                               Global 15        Healthcare          Index 5       International         JNL 5
                                               Portfolio     Sector Portfolio    Portfolio(a)    Index Portfolio      Portfolio
                                             -------------   ----------------   --------------   ---------------   --------------
Investment income
   Dividends                                 $           -     $    763,430       $        -       $ 14,716,706    $   98,471,946
                                             -------------     ------------       ----------       ------------    --------------

Expenses
   Insurance charges (Note 3)                   21,447,314        1,619,188          142,403          8,892,555        78,665,129
                                             -------------     ------------       ----------       ------------    --------------
Total expenses                                  21,447,314        1,619,188          142,403          8,892,555        78,665,129
                                             -------------     ------------       ----------       ------------    --------------
Net investment income (loss)                   (21,447,314)        (855,758)        (142,403)         5,824,151        19,806,817
                                             -------------     ------------       ----------       ------------    --------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -        3,126,424                -          5,941,868         3,897,866
   Investments                                 135,389,159        4,178,999            6,713         32,873,098       123,396,733
Net change in unrealized appreciation
  (depreciation) on investments                (14,977,777)      (1,473,505)        (136,977)        (4,802,609)     (220,621,793)
                                             -------------     ------------       ----------       ------------    --------------
Net realized and unrealized gain (loss)        120,411,382        5,831,918         (130,264)        34,012,357       (93,327,194)
                                             -------------     ------------       ----------       ------------    --------------

Net increase (decrease) in net assets
  from operations                            $  98,964,068     $  4,976,160       $ (272,667)      $ 39,836,508    $  (73,520,377)
------------------------------------------   =============     ============       ==========       ============    ==============

                                                 JNL/MCM         JNL/MCM           JNL/MCM             JNL/MCM          JNL/MCM
                                              JNL Optimized     Nasdaq 25    NYSE International       Oil & Gas          S&P 10
                                               5 Portfolio      Portfolio      25 Portfolio(a)    Sector Portfolio     Portfolio
                                             --------------   ------------   ------------------   ----------------   -------------
Investment income
   Dividends                                  $  6,434,823    $          -       $ 1,950,140        $  3,730,040     $           -
                                              ------------    ------------       -----------        ------------     -------------

Expenses
   Insurance charges (Note 3)                    2,876,553       1,437,827           320,870           6,018,024        14,368,540
                                              ------------    ------------       -----------        ------------     -------------
Total expenses                                   2,876,553       1,437,827           320,870           6,018,024        14,368,540
                                              ------------    ------------       -----------        ------------     -------------
Net investment income (loss)                     3,558,270      (1,437,827)        1,629,270          (2,287,984)      (14,368,540)
                                              ------------    ------------       -----------        ------------     -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         811,530               -                 -          21,813,660                 -
   Investments                                   3,718,056       4,733,275           292,811          29,376,981        53,400,033
Net change in unrealized appreciation
  (depreciation) on investments                  4,170,852       8,480,076           941,226          45,989,319       (12,413,179)
                                              ------------    ------------       -----------        ------------     -------------
Net realized and unrealized gain (loss)          8,700,438      13,213,351         1,234,037          97,179,960        40,986,854
                                              ------------    ------------       -----------        ------------     -------------

Net increase (decrease) in net assets
 from operations                              $ 12,258,708    $ 11,775,524       $ 2,863,307        $ 94,891,976     $  26,618,314
------------------------------------------    ============    ============       ===========        ============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   16

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                               JNL/MCM         JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM
                                                S&P 24      S&P 400 MidCap        S&P 500           S&P SMid       Select Small-Cap
                                              Portfolio     Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio
                                             -----------   ----------------   ---------------   ---------------   -----------------
Investment income
   Dividends                                 $         -    $   4,969,344      $  7,773,438      $    943,080      $   55,918,471
                                             -----------    -------------      ------------      ------------      --------------

Expenses
   Insurance charges (Note 3)                    317,030        7,106,626         9,425,881           219,335          11,856,046
                                             -----------    -------------      ------------      ------------      --------------
Total expenses                                   317,030        7,106,626         9,425,881           219,335          11,856,046
                                             -----------    -------------      ------------      ------------      --------------
Net investment income (loss)                    (317,030)      (2,137,282)       (1,652,443)          723,745          44,062,425
                                             -----------    -------------      ------------      ------------      --------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies             -       27,923,685         5,021,983                 -           9,095,808
   Investments                                   359,492       18,278,463        21,163,651          (547,966)         31,152,232
Net change in unrealized
   appreciation (depreciation) on
   investments                                   877,747      (25,638,814)       (8,770,935)       (3,003,484)       (168,414,527)
                                             -----------    -------------      ------------      ------------      --------------
Net realized and unrealized gain (loss)        1,237,239       20,563,334        17,414,699        (3,551,450)       (128,166,487)
                                             -----------    -------------      ------------      ------------      --------------

Net increase (decrease) in net assets
  from operations                            $   920,209    $  18,426,052      $ 15,762,256      $ (2,827,705)     $  (84,104,062)
------------------------------------------   ===========    =============      ============      ============      ==============

                                                                                                                          JNL/
                                                  JNL/MCM           JNL/MCM           JNL/MCM                          Oppenheimer
                                                 Small Cap         Technology      Value Line 30       JNL/MCM        Global Growth
                                              Index Portfolio   Sector Portfolio     Portfolio      VIP Portfolio       Portfolio
                                             ----------------   ----------------   -------------   --------------   ----------------
Investment income
   Dividends                                  $   4,525,957       $     60,600     $           -    $ 13,062,824     $   2,083,504
                                              -------------       ------------     -------------    ------------     -------------

Expenses
   Insurance charges (Note 3)                     5,736,605          1,176,176        15,953,667       7,402,003         3,242,499
                                              -------------       ------------     -------------    ------------     -------------
Total expenses                                    5,736,605          1,176,176        15,953,667       7,402,003         3,242,499
                                              -------------       ------------     -------------    ------------     -------------
Net investment income (loss)                     (1,210,648)        (1,115,576)      (15,953,667)      5,660,821        (1,158,995)
                                              -------------       ------------     -------------    ------------     -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies       16,025,523          1,790,812                 -         630,977        12,740,328
   Investments                                   10,489,483          3,242,673        36,043,205      29,007,379        13,034,665
Net change in unrealized appreciation
  (depreciation) on investments                 (39,012,383)         2,684,411       124,250,063         959,296       (16,612,209)
                                              -------------       ------------     -------------    ------------     -------------
Net realized and unrealized gain (loss)         (12,497,377)         7,717,896       160,293,268      30,597,652         9,162,784
                                              -------------       ------------     -------------    ------------     -------------

Net increase (decrease) in net assets
  from operations                             $ (13,708,025)      $  6,602,320     $ 144,339,601    $ 36,258,473     $   8,003,789
------------------------------------------    =============       ============     =============    ============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   17

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                                                                          JNL/             JNL/
                                                     JNL/             JNL/PIMCO        JNL/PIMCO       PPM America     PPM America
                                                 Oppenheimer         Real Return      Total Return     Core Equity      High Yield
                                             Growth Portfolio(b)    Portfolio(a)     Bond Portfolio     Portfolio     Bond Portfolio
                                             -------------------   --------------   ---------------   ------------   ---------------
Investment income
   Dividends                                    $  2,422,985        $         -      $  26,164,485    $    296,896    $  23,046,876
                                                ------------        -----------      -------------    ------------    -------------

Expenses
   Insurance charges (Note 3)                        174,358            354,022          8,252,396       1,340,401        5,021,855
                                                ------------        -----------      -------------    ------------    -------------
Total expenses                                       174,358            354,022          8,252,396       1,340,401        5,021,855
                                                ------------        -----------      -------------    ------------    -------------
Net investment income (loss)                       2,248,627           (354,022)        17,912,089      (1,043,505)      18,025,021
                                                ------------        -----------      -------------    ------------    -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         3,472,052                  -            732,525               -                -
   Investments                                      (295,435)           426,528            668,622       3,921,675       (2,619,642)
Net change in unrealized appreciation
  (depreciation) on investments                   (3,028,256)         2,500,358         14,001,736      (9,909,969)     (24,910,400)
                                                ------------        -----------      -------------    ------------    -------------
Net realized and unrealized gain (loss)              148,361          2,926,886         15,402,883      (5,988,294)     (27,530,042)
                                                ------------        -----------      -------------    ------------    -------------

Net increase (decrease) in net assets
  from operations                               $  2,396,988        $ 2,572,864      $  33,314,972    $ (7,031,799)   $  (9,505,021)
------------------------------------------      ============        ===========      =============    ============    =============

                                                  JNL/                                               JNL/S&P
                                              PPM America         JNL/Putnam                       Competitive         JNL/S&P
                                              Value Equity          Midcap          JNL/S&P 4      Advantage         Disciplined
                                               Portfolio     Growth Portfolio(d)   Portfolio(c)   Portfolio(c)   Growth Portfolio(a)
                                             -------------   -------------------   ------------   ------------   -------------------
Investment income
   Dividends                                 $     864,875      $          -        $        -      $   1,869         $       -
                                             -------------      ------------        ----------      ---------         ---------

Expenses
   Insurance charges (Note 3)                    2,116,143           471,602             8,855          3,921            92,012
                                             -------------      ------------        ----------      ---------         ---------
Total expenses                                   2,116,143           471,602             8,855          3,921            92,012
                                             -------------      ------------        ----------      ---------         ---------
Net investment income (loss)                    (1,251,268)         (471,602)           (8,855)        (2,052)          (92,012)
                                             -------------      ------------        ----------      ---------         ---------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -                 -                 -              -                 -
   Investments                                  10,428,461         5,012,375              (371)          (445)           13,540
Net change in unrealized appreciation
  (depreciation) on investments                (17,385,292)       (4,798,547)         (214,710)       (43,979)           19,977
                                             -------------      ------------        ----------      ---------         ---------
Net realized and unrealized gain (loss)         (6,956,831)          213,828          (215,081)       (44,424)           33,517
                                             -------------      ------------        ----------      ---------         ---------

Net increase (decrease) in net assets
  from operations                            $  (8,208,099)     $   (257,774)       $ (223,936)     $ (46,476)        $ (58,495)
------------------------------------------   =============      ============        ==========      =========         =========

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.                   18

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                                   JNL/S&P                            JNL/S&P
                                                 JNL/S&P         Disciplined         JNL/S&P           Growth
                                               Disciplined         Moderate      Dividend Income     Retirement        JNL/S&P
                                                 Moderate           Growth          & Growth          Strategy     Intrinsic Value
                                               Portfolio(a)      Portfolio(a)      Portfolio(b)     Portfolio(a)     Portfolio(b)
                                             ----------------   -------------    ---------------   -------------   ---------------
Investment income Dividends                     $        -        $        -         $    396        $   17,801       $   2,956
                                                ----------        ----------         --------        ----------       ---------

Expenses
   Insurance charges (Note 3)                      186,515           257,160              347             3,445           4,552
                                                ----------        ----------         --------        ----------       ---------
Total expenses                                     186,515           257,160              347             3,445           4,552
                                                ----------        ----------         --------        ----------       ---------
Net investment income (loss)                      (186,515)         (257,160)              49            14,356          (1,596)
                                                ----------        ----------         --------        ----------       ---------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -                 -                -                 -               -
   Investments                                      49,958            84,569               (1)            1,356            (672)
Net change in unrealized appreciation
   (depreciation) on investments                   410,881           134,757           (4,333)            3,395         (64,422)
                                                ----------        ----------         --------        ----------       ---------
Net realized and unrealized gain (loss)            460,839           219,326           (4,334)            4,751         (65,094)
                                                ----------        ----------         --------        ----------       ---------
Net increase (decrease) in net assets
   from operations                              $  274,324        $  (37,834)        $ (4,285)       $   19,107       $ (66,690)
------------------------------------------      ==========        ==========         ========        ==========       =========

                                                                                                                         JNL/
                                                   JNL/              JNL/             JNL/               JNL/        S&P Managed
                                                S&P Managed      S&P Managed      S&P Managed        S&P Managed       Moderate
                                                Aggressive       Conservative        Growth           Moderate          Growth
                                             Growth Portfolio     Portfolio        Portfolio         Portfolio        Portfolio
                                             ----------------   -------------   ----------------   -------------   ----------------
Investment income Dividends                   $  11,484,905     $  5,760,484     $  19,666,851     $  11,930,407    $   25,282,642
                                              -------------     ------------     -------------     -------------    --------------
Expenses
   Insurance charges (Note 3)                     9,597,593        3,297,057        19,084,656         6,743,372        19,197,423
                                              -------------     ------------     -------------     -------------    --------------
Total expenses                                    9,597,593        3,297,057        19,084,656         6,743,372        19,197,423
                                              -------------     ------------     -------------     -------------    --------------
Net investment income (loss)                      1,887,312        2,463,427           582,195         5,187,035         6,085,219
                                              -------------     ------------     -------------     -------------    --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                -        4,721,026        56,819,546        10,316,265        61,910,665
   Investments                                   31,797,530        5,002,927        41,000,173         7,890,875        33,379,096
Net change in unrealized appreciation
   (depreciation) on investments                  8,450,433       (3,893,071)      (24,453,338)       (3,465,622)      (30,290,631)
                                              -------------     ------------     -------------     -------------    --------------
Net realized and unrealized gain (loss)          40,247,963        5,830,882        73,366,381        14,741,518        64,999,130
                                              -------------     ------------     -------------     -------------    --------------
Net increase (decrease) in net assets from
   operations                                 $  42,135,275     $  8,294,309     $  73,948,576     $  19,928,553    $   71,084,349
------------------------------------------    =============     ============     =============     =============    ==============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                   See notes to the financial statements.                     19

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                 JNL/S&P         JNL/S&P
                                             Moderate Growth     Moderate
                                                Retirement      Retirement        JNL/S&P           JNL/S&P           JNL/S&P
                                                 Strategy        Strategy     Retirement 2015   Retirement 2020   Retirement 2025
                                               Portfolio(a)    Portfolio(a)      Portfolio         Portfolio         Portfolio
                                             ---------------   ------------   ---------------   ---------------   ---------------
Investment income Dividends                    $    16,474     $     9,681      $    55,031       $   21,431        $   13,463
                                               -----------     -----------      -----------       ----------        ----------
Expenses
   Insurance charges (Note 3)                        2,168             447          157,594           83,978            37,807
                                               -----------     -----------      -----------       ----------        ----------
Total expenses                                       2,168             447          157,594           83,978            37,807
                                               -----------     -----------      -----------       ----------        ----------
Net investment income (loss)                        14,306           9,234         (102,563)         (62,547)          (24,344)
                                               -----------     -----------      -----------       ----------        ----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -               -           62,771           34,455            17,758
   Investments                                         820             407          133,946           65,637            55,256
Net change in unrealized appreciation
   (depreciation) on investments                    (9,726)         (6,168)         373,090          174,386            83,161
                                               -----------     -----------      -----------       ----------        ----------
Net realized and unrealized gain (loss)             (8,906)         (5,761)         569,807          274,478           156,175
                                               -----------     -----------      -----------       ----------        ----------
Net increase (decrease) in net assets from
   operations                                  $     5,400     $     3,473      $   467,244       $  211,931        $  131,831
------------------------------------------     ===========     ===========      ===========       ==========        ==========

                                                  JNL/
                                             S&P Retirement      JNL/S&P        JNL/Select       JNL/Select          JNL/
                                                 Income        Total Yield       Balanced       Money Market     Select Value
                                               Portfolio      Portfolio(b)       Portfolio       Portfolio         Portfolio
                                             --------------   ------------     -------------    ------------    --------------
Investment income Dividends                  $      193,684   $      1,257     $  11,669,144    $ 19,771,359    $    6,943,447
                                             --------------   ------------     -------------    ------------    --------------
Expenses
   Insurance charges (Note 3)                       295,301          3,954         7,107,178       7,367,423         3,264,083
                                             --------------   ------------     -------------    ------------    --------------
Total expenses                                      295,301          3,954         7,107,178       7,367,423         3,264,083
                                             --------------   ------------     -------------    ------------    --------------
Net investment income (loss)                       (101,617)        (2,697)        4,561,966      12,403,936         3,679,364
                                             --------------   ------------     -------------    ------------    --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           59,133              -        16,627,366               -         9,383,243
   Investments                                      211,823           (325)       17,142,857              69         9,152,761
Net change in unrealized appreciation
   (depreciation) on investments                    674,943        (28,227)      (13,593,377)            (70)      (12,409,774)
                                             --------------   ------------     -------------    ------------    --------------
Net realized and unrealized gain (loss)             945,899        (28,552)       20,176,846              (1)        6,126,230
                                             --------------   ------------     -------------    ------------    --------------
Net increase (decrease) in net assets from
   operations                                $      844,282   $    (31,249)    $  24,738,812    $ 12,403,935    $    9,805,594
------------------------------------------   ==============   ============     =============    ============    ==============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                   See notes to the financial statements.                     20

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                JNL/T.Rowe          JNL/T.Rowe       JNL/T.Rowe
                                             Price Established    Price Mid-Cap     Price Value
                                             Growth Portfolio    Growth Portfolio    Portfolio
                                             -----------------   ----------------   ------------
Investment income Dividends                    $  5,282,888        $  7,656,766     $  8,259,753
                                               ------------        ------------     ------------
Expenses
   Insurance charges (Note 3)                     7,693,259           7,083,432        5,904,432
                                               ------------        ------------     ------------
Total expenses                                    7,693,259           7,083,432        5,904,432
                                               ------------        ------------     ------------
Net investment income (loss)                     (2,410,371)            573,334        2,355,321
                                               ------------        ------------     ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies       30,019,160          46,198,249       17,196,638
   Investments                                   27,862,438          24,291,003       18,930,688
Net change in unrealized appreciation
   (depreciation) on investments                (22,585,572)        (11,557,100)     (44,486,679)
                                               ------------        ------------     ------------
Net realized and unrealized gain (loss)          35,296,026          58,932,152       (8,359,353)
                                               ------------        ------------     ------------
Net increase (decrease) in net assets from
    operations                                 $ 32,885,655        $ 59,505,486     $ (6,004,032)
------------------------------------------     ============        ============     ============

                   See notes to the financial statements.                     21

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                             Fifth Third       Fifth Third        Fifth Third       Fifth Third         JNL/AIM
                                              Balanced      Disciplined Value       Mid Cap       Quality Growth     International
                                          VIP Portfolio(b)   VIP Portfolio(b)  VIP Portfolio(b)  VIP Portfolio(b)  Growth Portfolio
                                          ----------------  -----------------  ----------------  ----------------  ----------------
Operations
   Net investment income (loss)              $      262       $    160,596       $     (7,229)    $     150,687     $      27,990
   Net realized gain (loss) on
   investments                                   15,149          1,741,014            943,593         1,452,968        10,857,758
   Net change in unrealized appreciation
      (depreciation) on investments              (6,503)        (1,377,439)          (563,207)         (676,053)          627,133
                                             ----------       ------------       ------------     -------------     -------------
Net increase (decrease) in net assets
   from operations                                8,908            524,171            373,157           927,602        11,512,881
                                             ----------       ------------       ------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                         -            112,552             44,905           108,170        37,276,165
   Surrenders and terminations                   (8,694)          (264,329)          (116,684)         (219,111)      (17,344,153)
   Transfers between portfolios                (145,748)        (8,388,952)        (3,419,076)       (6,837,085)       39,474,859
   Net annuitization transactions                     -                  -                 -                  -            70,784
   Policyholder charges (Note 3)                    (77)            (6,223)            (2,700)           (5,039)         (163,422)
                                             ----------       ------------       ------------     -------------     -------------
Net increase (decrease) in net assets
   from contract transactions                  (154,519)        (8,546,952)        (3,493,555)       (6,953,065)       59,314,233
                                             ----------       ------------       ------------     -------------     -------------
Net increase (decrease) in net assets          (145,611)        (8,022,781)        (3,120,398)       (6,025,463)       70,827,114

Net assets beginning of period                  145,611          8,022,781          3,120,398         6,025,463       132,457,688
                                             ----------       ------------       ------------     -------------     -------------
Net assets end of period                     $        -       $          -       $          -     $           -     $ 203,284,802
----------------------------------------     ==========       ============       ============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006           11,321            434,095            178,550           788,606         7,661,510

      Units Issued                                9,911             19,139              8,183            45,765         5,486,693
      Units Redeemed                            (21,232)          (453,234)          (186,733)         (834,371)       (2,211,782)
                                             ----------       ------------       ------------     -------------     -------------
Units Outstanding at December 31, 2007                -                  -                  -                 -        10,936,421
                                             ==========       ============       ============     =============     =============

                                                                                                                      JNL/Capital
                                                JNL/AIM          JNL/AIM          JNL/AIM                           Guardian Global
                                               Large Cap       Real Estate       Small Cap          JNL/Alger           Balanced
                                           Growth Portfolio     Portfolio    Growth Portfolio  Growth Portfolio(a)     Portfolio
                                           ----------------  --------------  ----------------  -------------------  ---------------
Operations
   Net investment income (loss)             $  (1,393,680)   $   1,886,988     $   (788,501)     $     (380,071)     $   1,549,194
   Net realized gain (loss) on
   investments                                 14,889,530        8,635,274        7,575,368          27,307,517         17,459,838
   Net change in unrealized appreciation
      (depreciation) on investments             5,953,536      (45,025,484)      (2,104,846)        (16,163,940)       (10,071,629)
                                            -------------    -------------     ------------      --------------      -------------
Net increase (decrease) in net assets
   from operations                             19,449,386      (34,503,222)       4,682,021          10,763,506          8,937,403
                                            -------------    -------------     ------------      --------------      -------------
Contract transactions (1)
   Purchase payments (Note 4)                  19,676,560       81,675,947       11,579,533           2,525,848         23,991,944
   Surrenders and terminations                (12,271,938)     (10,409,521)      (6,158,905)         (7,522,618)       (20,109,781)
   Transfers between portfolios                77,848,911      (54,146,991)      11,391,869        (137,550,481)        19,962,396
   Net annuitization transactions                 (52,565)         (13,641)          (4,475)            (43,001)           (78,806)
   Policyholder charges (Note 3)                 (235,251)        (237,225)        (135,502)            (84,073)          (240,794)
                                            -------------    -------------     ------------      --------------      -------------
Net increase (decrease) in net assets
   from contract transactions                  84,965,717       16,868,569       16,672,520        (142,674,325)        23,524,959
                                            -------------    -------------     ------------      --------------      -------------
Net increase (decrease) in net assets         104,415,103      (17,634,653)      21,354,541        (131,910,819)        32,462,362

Net assets beginning of period                 89,483,700      151,820,647       47,863,331         131,910,819        151,520,936
                                            -------------    -------------     ------------      --------------      -------------

Net assets end of period                    $ 193,898,803    $ 134,185,994     $ 69,217,872      $            -      $ 183,983,298
-----------------------------------------   =============    =============     ============      ==============      =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006          7,209,939        9,795,414        3,368,327           6,620,731         12,673,661

      Units Issued                              9,418,929        9,961,160        2,159,234             259,892          5,031,893
      Units Redeemed                           (2,900,110)      (9,401,590)      (1,079,715)         (6,880,623)        (3,177,685)
                                            -------------    -------------     ------------      --------------      -------------
Units Outstanding at December 31, 2007         13,728,758       10,354,984        4,447,846                   -         14,527,869
                                            =============    =============     ============      ==============      =============

(a)  The period is from January 1, 2007 through acquisition April 27, 2007.

(b)  The period is from January 1, 2007 through liquidation October 12, 2007.

                     See notes to the financial statements.                   22

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                               JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse       JNL/
                                             Guardian Global         Guardian       Guardian U.S.    Global Natural   Credit Suisse
                                               Diversified     International Small  Growth Equity      Resources       Long/Short
                                           Research Portfolio    Cap Portfolio(b)     Portfolio       Portfolio(a)     Portfolio(a)
                                           ------------------  -------------------  -------------  -----------------  -------------
Operations
   Net investment income (loss)              $    (887,907)        $    (1,734)     $  (2,072,396)   $  (1,988,608)    $  (123,919)
   Net realized gain (loss) on
   investments                                   3,881,639                 (33)         4,975,265        2,604,318         179,675
   Net change in unrealized appreciation
      (depreciation) on investments             15,772,849              14,930          6,828,210       21,605,879         416,474
                                             -------------         -----------      -------------    -------------     -----------
Net increase (decrease) in net assets
   from operations                              18,766,581              13,163          9,731,079       22,221,589         472,230
                                             -------------         -----------      -------------    -------------     -----------
Contract transactions (1)
   Purchase payments (Note 4)                    9,782,346             481,706         15,049,163       64,666,650       6,249,336
   Surrenders and terminations                 (20,623,392)             (2,510)       (21,942,116)      (7,364,921)       (280,998)
   Transfers between portfolios                 38,358,508           1,493,642          9,977,442      215,419,342      12,807,814
   Net annuitization transactions                   29,027                   -            (81,709)           5,554               -
   Policyholder charges (Note 3)                  (130,303)                (72)          (181,914)        (152,675)         (1,050)
                                             -------------         -----------      -------------    -------------     -----------
Net increase (decrease) in net assets
   from contract transactions                   27,416,186           1,972,766          2,820,866      272,573,950      18,775,102
                                             -------------         -----------      -------------    -------------     -----------
Net increase (decrease) in net assets           46,182,767           1,985,929         12,551,945      294,795,539      19,247,332

Net assets beginning of period                 109,223,427                   -        139,074,319                -               -
                                             -------------         -----------      -------------    -------------     -----------
Net assets end of period                     $ 155,406,194         $ 1,985,929      $ 151,626,264    $ 294,795,539    $ 19,247,332
-----------------------------------------    =============         ===========      =============    =============     ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006           5,042,099                   -          5,847,479                -               -

      Units Issued                               2,083,180             201,767          1,377,658       23,059,218       2,275,599
      Units Redeemed                            (1,354,945)               (265)        (1,469,057)      (1,482,450)       (471,176)
                                             -------------         -----------      -------------    -------------     -----------
Units Outstanding at December 31, 2007           5,770,334             201,502          5,756,080       21,576,768       1,804,423
                                             =============         ===========      =============    =============     ===========

                                                                                                     JNL/Franklin
                                               JNL/Eagle       JNL/Eagle          JNL/Franklin        Templeton      JNL/Franklin
                                              Core Equity   SmallCap Equity   Templeton Founding    Global Growth      Templeton
                                               Portfolio       Portfolio     Strategy Portfolio(a)   Portfolio(a)  Income Portfolio
                                            --------------  ---------------  ---------------------  -------------  ----------------
Operations
   Net investment income (loss)             $     237,469    $   1,045,078       $  (6,674,479)     $    (86,314)   $   5,134,736
   Net realized gain (loss) on
   investments                                 14,059,633       31,031,826          (1,459,472)           35,521        1,299,738
   Net change in unrealized appreciation
      (depreciation) on investments           (14,825,281)     (21,772,102)        (16,149,617)       (1,368,554)     (11,192,563)
                                            -------------    -------------       -------------      ------------    -------------
Net increase (decrease) in net assets
   from operations                               (528,179)      10,304,802         (24,283,568)       (1,419,347)      (4,758,089)
                                            -------------    -------------       -------------      ------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                   5,135,626       32,737,643         545,121,808        33,340,999      123,191,819
   Surrenders and terminations                 (8,621,231)     (13,560,306)        (15,808,624)       (1,030,828)      (7,845,390)
   Transfers between portfolios                (3,667,843)      25,753,109         257,484,841        16,317,700       83,397,544
   Net annuitization transactions                 (55,489)          22,259             173,765             1,226                -
   Policyholder charges (Note 3)                  (76,607)        (125,780)           (203,129)          (14,401)        (109,220)
                                            -------------    -------------       -------------      ------------    -------------
Net increase (decrease) in net assets
   from contract transactions                  (7,285,544)      44,826,925         786,768,661        48,614,696      198,634,753
                                            -------------    -------------       -------------      ------------    -------------
Net increase (decrease) in net assets          (7,813,723)      55,131,727         762,485,093        47,195,349      193,876,664

Net assets beginning of period                 78,067,866      104,069,721                   -                 -       58,427,521
                                            -------------    -------------       -------------      ------------    -------------
Net assets end of period                    $  70,254,143    $ 159,201,448       $ 762,485,093      $ 47,195,349    $ 252,304,185
------------------------------------------  =============    =============       =============      ============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006          4,108,529        4,595,183                   -                 -        5,381,483

      Units Issued                                690,240        3,860,595          85,987,508         6,111,587       21,086,391
      Units Redeemed                           (1,064,113)      (2,078,130)         (9,175,836)       (1,345,152)      (3,253,268)
                                            -------------    -------------       -------------      ------------    -------------
Units Outstanding at December 31, 2007          3,734,656        6,377,648          76,811,672         4,766,435       23,214,606
                                            =============    =============       =============      ============    =============

(a)  Commencement of operations January 16, 2007.

(b)  Commencement of operations December 3, 2007.

                     See notes to the financial statements.                   23

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                    JNL/Franklin        JNL/              JNL/            JNL/
                                                JNL/Franklin         Templeton      Goldman Sachs    Goldman Sachs   Goldman Sachs
                                               Templeton Mutual      Small Cap        Core Plus         Mid Cap      Short Duration
                                             Shares Portfolio(a)  Value Portfolio  Bond Portfolio   Value Portfolio  Bond Portfolio
                                             -------------------  ---------------  ---------------  ---------------  --------------
Operations
   Net investment income (loss)                 $   (658,119)      $    619,786     $   5,372,567    $    584,570     $  1,072,626
   Net realized gain (loss) on
   investments                                      (123,619)         3,194,668         3,488,590       4,090,664        1,129,388
   Net change in unrealized appreciation
      (depreciation) on investments               (1,762,683)        (9,076,938)        6,469,545      (6,143,027)        (743,213)
                                                ------------       ------------     -------------    ------------     ------------
Net increase (decrease) in net assets
   from operations                                (2,544,421)        (5,262,484)       15,330,702      (1,467,793)       1,458,801
                                                ------------       ------------     -------------    ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                     47,985,009         22,466,941        58,392,394      31,299,203       18,724,419
   Surrenders and terminations                    (1,671,410)        (3,021,911)      (27,078,418)     (4,963,172)      (4,181,497)
   Transfers between portfolios                   27,302,183         (2,296,555)       32,443,998       9,984,571       24,220,215
   Net annuitization transactions                          -             (6,670)           70,808         (19,519)         (45,067)
   Policyholder charges (Note 3)                     (24,032)           (55,828)         (414,408)        (75,916)         (47,825)
                                                ------------       ------------     -------------    ------------     ------------
Net increase (decrease) in net assets
   from contract transactions                     73,591,750         17,085,977        63,414,374      36,225,167       38,670,245
                                                ------------       ------------     -------------    ------------     ------------
Net increase (decrease) in net assets             71,047,329         11,823,493        78,745,076      34,757,374       40,129,046

Net assets beginning of period                             -         45,326,950       251,052,512      54,651,795       25,836,573
                                                ------------       ------------     -------------    ------------     ------------
Net assets end of period                        $ 71,047,329       $ 57,150,443     $ 329,797,588    $ 89,409,169     $ 65,965,619
-------------------------------------------     ============       ============     =============    ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                     -          3,594,731        13,343,006       4,263,977        2,533,872

      Units Issued                                 8,439,205          3,368,958         6,386,022       5,413,661        8,683,154
      Units Redeemed                              (1,232,807)        (2,051,730)       (3,084,906)     (2,775,165)      (4,934,402)
                                                ------------       ------------     -------------    ------------     ------------
Units Outstanding at December 31, 2007             7,206,398          4,911,959        16,644,122       6,902,473        6,282,624
                                                ============       ============     =============    ============     ============

                                                                                  JNL/JPMorgan
                                                  JNL/JPMorgan   JNL/JPMorgan    U.S. Government     JNL/Lazard        JNL/Lazard
                                                  International  MidCap Growth   & Quality Bond   Emerging Markets      Mid Cap
                                                Value Portfolio    Portfolio       Portfolio          Portfolio     Value Portfolio
                                                ---------------  --------------  ---------------  ----------------  ---------------
Operations
   Net investment income (loss)                  $  14,331,823   $  (1,773,738)   $   3,880,694    $  (1,517,084)    $   8,511,191
   Net realized gain (loss) on
   investments                                      43,473,940       9,645,674        1,622,094        5,736,070        24,940,060
   Net change in unrealized appreciation
      (depreciation) on investments                (27,308,047)     (1,042,161)       2,848,679       17,674,225       (45,994,972)
                                                 -------------   -------------    -------------    -------------     -------------
Net increase (decrease) in net assets
   from operations                                  30,497,716       6,829,775        8,351,467       21,893,211       (12,543,721)
                                                 -------------   -------------    -------------    -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                      105,791,282       9,118,623       21,080,713       56,906,048        46,216,694
   Surrenders and terminations                     (27,051,059)    (19,187,153)     (21,976,374)      (7,400,892)      (18,868,192)
   Transfers between portfolios                     (5,521,597)     23,686,418       16,157,464      142,450,471        14,431,628
   Net annuitization transactions                      (44,867)        (12,498)        (100,242)          18,714           (24,632)
   Policyholder charges (Note 3)                      (454,572)       (143,057)        (175,669)        (172,692)         (222,068)
                                                 -------------   -------------    -------------    -------------     -------------
Net increase (decrease) in net assets
   from contract transactions                       72,719,187      13,462,333       14,985,892      191,801,649        41,533,430
                                                 -------------   -------------    -------------    -------------     -------------
Net increase (decrease) in net assets              103,216,903      20,292,108       23,337,359      213,694,860        28,989,709

Net assets beginning of period                     293,190,252     112,750,275      167,521,342       30,065,142       185,662,219
                                                 -------------   -------------    -------------    -------------     -------------
Net assets end of period                         $ 396,407,155   $ 133,042,383    $ 190,858,701    $ 243,760,002     $ 214,651,928
----------------------------------------------   =============   =============    =============    =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              18,029,849       5,728,690       10,828,158        2,766,326         9,360,512

      Units Issued                                  12,299,038       2,183,448        4,877,637       17,576,391         5,044,257
      Units Redeemed                                (7,770,854)     (1,789,990)      (3,926,428)      (3,021,824)       (3,198,657)
                                                 -------------   -------------    -------------    -------------     -------------
Units Outstanding at December 31, 2007              22,558,033       6,122,148       11,779,367       17,320,893        11,206,112
                                                 =============   =============    =============    =============     =============

(a)  Commencement of operations January 16, 2007.

                See notes to the financial statements.                        24

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                            JNL/Lazard       JNL/MCM                         JNL/MCM          JNL/MCM
                                            Small Cap        10 x 10         JNL/MCM        Bond Index     Communications
                                         Value Portfolio   Portfolio(a)    25 Portfolio     Portfolio     Sector Portfolio
                                         ---------------   ------------   -------------   -------------   ----------------
Operations
   Net investment income (loss)           $   2,692,300    $   (340,918)  $    (281,223)  $   7,255,243     $  2,108,193
   Net realized gain (loss) on
      investments                             4,072,123      (1,098,329)     43,647,723       2,710,855        5,588,346
   Net change in unrealized
      appreciation (depreciation)
      on investments                        (16,788,108)     (1,437,220)    (76,007,512)      2,999,704       (9,049,141)
                                          -------------    ------------   -------------   -------------     ------------
Net increase (decrease) in net assets
   from operations                          (10,023,685)     (2,876,467)    (32,641,012)     12,965,802       (1,352,602)
                                          -------------    ------------   -------------   -------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                16,906,270      37,090,579     126,106,694      58,704,746       25,537,646
   Surrenders and terminations              (12,575,988)     (1,324,951)    (45,067,442)    (17,786,346)      (8,223,650)
   Transfers between portfolios             (10,224,322)     18,024,902     (64,962,251)     18,797,532       13,145,068
   Net annuitization transactions               (63,220)              -        (360,188)        (84,167)         (23,679)
   Policyholder charges (Note 3)               (211,841)        (49,904)       (780,284)       (304,544)        (142,843)
                                          -------------    ------------   -------------   -------------     ------------
Net increase (decrease) in net assets
   from contract transactions                (6,169,101)     53,740,626      14,936,529      59,327,221       30,292,542
                                          -------------    ------------   -------------   -------------     ------------
Net increase (decrease) in net assets       (16,192,786)     50,864,159     (17,704,483)     72,293,023       28,939,940

Net assets beginning of period              127,361,238               -     707,448,757     231,058,589       53,065,680
                                          -------------    ------------   -------------   -------------     ------------
Net assets end of period                  $ 111,168,452    $ 50,864,159   $ 689,744,274   $ 303,351,612     $ 82,005,620
-------------------------------------     =============    ============   =============   =============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006        7,492,738               -      56,751,709      20,618,779        8,875,777

      Units Issued                            1,791,576       7,573,223      14,374,885      10,496,712       11,752,776
      Units Redeemed                         (2,154,315)     (2,385,667)    (13,246,013)     (5,249,643)      (7,203,769)
                                          -------------    ------------   -------------   -------------     ------------
Units Outstanding at December 31, 2007        7,129,999       5,187,556      57,880,581      25,865,848       13,424,784
                                          =============    ============   =============   =============     ============

                                                                                            JNL/MCM
                                            JNL/MCM          JNL/MCM         JNL/MCM        Enhanced          JNL/MCM
                                        Consumer Brands       Dow 10       Dow Dividend   S&P 500 Stock      Financial
                                        Sector Portfolio     Portfolio      Portfolio    Index Portfolio  Sector Portfolio
                                        ----------------  --------------  -------------  ---------------  ----------------
Operations
   Net investment income (loss)         $   (267,385)     $  (14,690,144) $  (6,225,566)  $    (73,985)    $     (82,046)
   Net realized gain (loss) on
      investments                          2,509,855          63,033,465      6,821,710      4,173,512         4,740,076
   Net change in unrealized
      appreciation (depreciation)
      on investments                      (4,009,383)        (53,962,671)   (51,702,747)    (2,806,274)      (16,031,535)
                                        ------------      --------------  -------------   ------------     -------------
Net increase (decrease) in net assets
   from operations                        (1,766,913)         (5,619,350)   (51,106,603)     1,293,253       (11,373,505)
                                        ------------      --------------  -------------   ------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)              3,867,335         152,040,211    182,446,523      7,977,654        14,426,324
   Surrenders and terminations            (2,013,712)        (54,586,307)   (15,495,198)    (6,434,515)       (5,333,108)
   Transfers between portfolios           (4,813,257)       (123,111,741)   (12,985,057)     9,956,682       (12,013,548)
   Net annuitization transactions             (5,063)           (434,823)             -       (163,857)          (12,677)
   Policyholder charges (Note 3)             (31,497)           (882,473)      (247,130)      (102,161)          (73,094)
                                        ------------      --------------  -------------   ------------     -------------
Net increase (decrease) in net assets
   from contract transactions             (2,996,194)        (26,975,133)   153,719,138     11,233,803        (3,006,103)
                                        ------------      --------------  -------------   ------------     -------------
Net increase (decrease) in net assets     (4,763,107)        (32,594,483)   102,612,535     12,527,056       (14,379,608)

Net assets beginning of period            22,721,925         848,141,108    278,475,408     66,622,258        66,019,563
                                        ------------      --------------  -------------   ------------     -------------
Net assets end of period                $ 17,958,818      $  815,546,625  $ 381,087,943   $ 79,149,314     $  51,639,955
--------------------------------------  ============      ==============  =============   ============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006     1,966,887          75,603,513     23,592,929      6,530,982         4,510,969

      Units Issued                         1,698,687          18,045,288     22,984,684      3,919,761         2,866,146
      Units Redeemed                      (1,946,942)        (20,510,165)   (10,085,387)    (2,658,055)       (3,006,596)
                                        ------------      --------------  -------------   ------------     -------------
Units Outstanding at December 31, 2007     1,718,632          73,138,636     36,492,226      7,792,688         4,370,519
                                        ============      ==============  =============   ============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   25

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                            JNL/MCM          JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM
                                           Global 15        Healthcare       Index 5      International        JNL 5
                                           Portfolio     Sector Portfolio  Portfolio(a)  Index Portfolio     Portfolio
                                        ---------------  ----------------  ------------  ---------------  ---------------
Operations
   Net investment income (loss)         $   (21,447,314)  $    (855,758)   $   (142,403)  $   5,824,151   $    19,806,817
   Net realized gain (loss) on
      investments                           135,389,159       7,305,423           6,713      38,814,966       127,294,599
   Net change in unrealized
      appreciation (depreciation)
      on investments                        (14,977,777)     (1,473,505)       (136,977)     (4,802,609)     (220,621,793)
                                        ---------------   -------------    ------------   -------------   ---------------
Net increase (decrease) in net
   assets from operations                    98,964,068       4,976,160        (272,667)     39,836,508       (73,520,377)
                                        ---------------   -------------    ------------   -------------   ---------------
Contract transactions (1)
   Purchase payments (Note 4)               264,328,520      19,143,145      23,902,158     110,365,581     2,075,357,087
   Surrenders and terminations              (81,481,715)     (7,832,507)       (286,347)    (39,264,474)     (202,388,500)
   Transfers between portfolios             (92,333,996)      9,662,910       4,582,787     (12,464,537)      (96,638,194)
   Net annuitization transactions              (476,309)        (34,835)              -        (182,869)         (402,314)
   Policyholder charges (Note 3)             (1,467,074)       (115,333)         (6,263)       (808,241)       (3,942,550)
                                        ---------------   -------------    ------------   -------------   ---------------
Net increase (decrease) in net
   assets from contract transactions         88,569,426      20,823,380      28,192,335      57,645,460     1,771,985,529
                                        ---------------   -------------    ------------   -------------   ---------------
Net increase (decrease) in net assets       187,533,494      25,799,540      27,919,668      97,481,968     1,698,465,152

Net assets beginning of period            1,120,821,026      80,719,177               -     457,400,655     3,510,402,051
                                        ---------------   -------------    ------------   -------------   ---------------
Net assets end of period                $ 1,308,354,520   $ 106,518,717    $ 27,919,668   $ 554,882,623   $ 5,208,867,203
--------------------------------------  ===============   =============    ============   =============   ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006       64,546,540       6,873,027               -      24,460,537       253,347,477

      Units Issued                           21,177,267       5,429,153       3,515,370       9,300,771       179,431,588
      Units Redeemed                        (16,778,415)     (3,724,742)       (691,700)     (6,360,144)      (56,020,681)
                                        ---------------   -------------    ------------   -------------   ---------------
Units Outstanding at December 31, 2007       68,945,392       8,577,438       2,823,670      27,401,164       376,758,384
                                        ===============   =============    ============   =============   ===============

                                           JNL/MCM        JNL/MCM          JNL/MCM            JNL/MCM          JNL/MCM
                                        JNL Optimized    Nasdaq 25    NYSE International     Oil & Gas          S&P 10
                                         5 Portfolio     Portfolio      25 Portfolio(a)   Sector Portfolio    Portfolio
                                        -------------  -------------  ------------------  ----------------  --------------
Operations
   Net investment income (loss)         $   3,558,270  $  (1,437,827)    $  1,629,270      $  (2,287,984)   $  (14,368,540)
   Net realized gain (loss) on
      investments                           4,529,586      4,733,275          292,811         51,190,641        53,400,033
   Net change in unrealized
      appreciation (depreciation)
      on investments                        4,170,852      8,480,076          941,226         45,989,319       (12,413,179)
                                        -------------  -------------     ------------      -------------    --------------
Net increase (decrease) in net
   assets from operations                  12,258,708     11,775,524        2,863,307         94,891,976        26,618,314
                                        -------------  -------------     ------------      -------------    --------------
Contract transactions (1)
   Purchase payments (Note 4)             150,212,680     23,055,701       25,481,852         94,618,388       141,474,610
   Surrenders and terminations             (5,916,621)    (4,696,561)        (716,593)       (28,044,161)      (54,985,186)
   Transfers between portfolios           135,473,862     10,961,802       35,943,513            898,800       (81,478,092)
   Net annuitization transactions             (76,749)        (1,047)               -           (117,201)         (433,900)
   Policyholder charges (Note 3)              (94,735)      (106,667)         (11,091)          (475,525)         (950,022)
                                        -------------  -------------     ------------      -------------    --------------
Net increase (decrease) in net
   assets from contract transactions      279,598,437     29,213,228       60,697,681         66,880,301         3,627,410
                                        -------------  -------------     ------------      -------------    --------------
Net increase (decrease) in net assets     291,857,145     40,988,752       63,560,988        161,772,277        30,245,724

Net assets beginning of period             83,942,308     65,395,784                -        282,035,934       803,247,319
                                        -------------  -------------     ------------      -------------    --------------
Net assets end of period                $ 375,799,453  $ 106,384,536     $ 63,560,988      $ 443,808,211    $  833,493,043
--------------------------------------  =============  =============     ============      =============    ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006      7,833,912      6,035,415                -         10,353,209        58,733,169

      Units Issued                         25,903,906      5,871,233        6,158,768          7,491,179        14,986,975
      Units Redeemed                       (2,318,078)    (3,513,487)        (654,483)        (5,615,195)      (14,747,608)
                                        -------------  -------------     ------------      -------------    --------------
Units Outstanding at December 31, 2007     31,419,740      8,393,161        5,504,285         12,229,193        58,972,536
                                        =============  =============     ============      =============    ==============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   26

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                           JNL/MCM        JNL/MCM          JNL/MCM         JNL/MCM            JNL/MCM
                                           S&P 24     S&P 400 MidCap       S&P 500         S&P SMid      Select Small Cap
                                          Portfolio   Index Portfolio  Index Portfolio  60 Portfolio(a)      Portfolio
                                        ------------  ---------------  ---------------  ---------------  ----------------
Operations
   Net investment income (loss)         $   (317,030)  $  (2,137,282)   $  (1,652,443)   $    723,745     $   44,062,425
   Net realized gain (loss) on
      investments                            359,492      46,202,148       26,185,634        (547,966)        40,248,040
   Net change in unrealized
      appreciation (depreciation)
      on investments                         877,747     (25,638,814)      (8,770,935)     (3,003,484)      (168,414,527)
                                        ------------   -------------    -------------    ------------     --------------
Net increase (decrease) in net
   assets from operations                    920,209      18,426,052       15,762,256      (2,827,705)       (84,104,062)
                                        ------------   -------------    -------------    ------------     --------------
Contract transactions (1)
   Purchase payments (Note 4)              8,220,561      69,233,832       94,942,711      18,253,236        121,869,827
   Surrenders and terminations              (874,477)    (27,748,642)     (37,340,529)       (433,012)       (41,846,110)
   Transfers between portfolios           (3,231,591)      5,192,626      (17,249,831)     17,460,910        (66,531,018)
   Net annuitization transactions                  -         (91,489)        (519,583)              -           (309,429)
   Policyholder charges (Note 3)             (12,435)       (516,325)        (612,711)         (6,569)          (726,552)
                                        ------------   -------------    -------------    ------------     --------------
Net increase (decrease) in net
   assets from contract transactions       4,102,058      46,070,002       39,220,057      35,274,565         12,456,718
                                        ------------   -------------    -------------    ------------     --------------
Net increase (decrease) in net assets      5,022,267      64,496,054       54,982,313      32,446,860        (71,647,344)

Net assets beginning of period            17,703,535     349,594,359      506,063,769               -        700,092,520
                                        ------------   -------------    -------------    ------------     --------------
Net assets end of period                $ 22,725,802   $ 414,090,413    $ 561,046,082    $ 32,446,860     $  628,445,176
--------------------------------------  ============   =============    =============    ============     ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006     1,737,156      22,952,423       41,376,318               -         33,388,482

      Units Issued                         1,428,408       8,562,276       11,297,796       4,363,229          9,707,004
      Units Redeemed                      (1,054,102)     (5,734,918)      (8,084,332)       (686,942)        (9,083,022)
                                        ------------   -------------    -------------    ------------     --------------
Units Outstanding at December 31, 2007     2,111,462      25,779,781       44,589,782       3,676,287         34,012,464
                                        ============   =============    =============    ============     ==============

                                                                                                                JNL/
                                            JNL/MCM          JNL/MCM           JNL/MCM                       Oppenheimer
                                           Small Cap        Technology      Value Line 30       JNL/MCM     Global Growth
                                        Index Portfolio  Sector Portfolio     Portfolio      VIP Portfolio    Portfolio
                                        ---------------  ----------------  ---------------  --------------  -------------
Operations
   Net investment income (loss)          $  (1,210,648)    $ (1,115,576)   $   (15,953,667) $    5,660,821  $  (1,158,995)
   Net realized gain (loss) on
      investments                           26,515,006        5,033,485         36,043,205      29,638,356     25,774,993
   Net change in unrealized
      appreciation (depreciation)
      on investments                       (39,012,383)       2,684,411        124,250,063         959,296    (16,612,209)
                                         -------------     ------------    ---------------  --------------  -------------
Net increase (decrease) in net
   assets from operations                  (13,708,025)       6,602,320        144,339,601      36,258,473      8,003,789
                                         -------------     ------------    ---------------  --------------  -------------
Contract transactions (1)
   Purchase payments (Note 4)               59,272,887       18,860,684        276,153,514      93,088,503     34,407,604
   Surrenders and terminations             (21,227,672)      (6,881,879)       (46,780,661)    (19,226,556)   (15,280,005)
   Transfers between portfolios            (17,678,136)      21,626,354        (95,650,675)   (100,627,786)   (11,226,738)
   Net annuitization transactions              (88,826)         (16,579)          (104,020)        (28,695)       (76,272)
   Policyholder charges (Note 3)              (391,241)        (113,713)        (1,017,806)       (392,844)      (171,737)
                                         -------------     ------------    ---------------  --------------  -------------
Net increase (decrease) in net
   assets from contract transactions        19,887,012       33,474,867        132,600,352     (27,187,378)     7,652,852
                                         -------------     ------------    ---------------  --------------  -------------
Net increase (decrease) in net assets        6,178,987       40,077,187        276,939,953       9,071,095     15,656,641

Net assets beginning of period             310,494,181       59,686,210        822,800,037     413,219,233    180,941,943
                                         -------------     ------------    ---------------  --------------  -------------
Net assets end of period                 $ 316,673,168     $ 99,763,397    $ 1,099,739,990  $  422,290,328  $ 196,598,584
--------------------------------------   =============     ============    ===============  ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006      19,902,842        9,646,385         54,436,545      31,350,619     12,505,159

      Units Issued                           6,351,425       10,809,867         26,646,716      10,270,211      3,884,356
      Units Redeemed                        (5,108,696)      (5,984,256)       (19,152,489)    (12,201,413)    (3,388,014)
                                         -------------     ------------    ---------------  --------------  -------------
Units Outstanding at December 31, 2007      21,145,571       14,471,996         61,930,772      29,419,417     13,001,501
                                         =============     ============    ===============  ==============  =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   27

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                    JNL/           JNL/
                                                     JNL/           JNL/PIMCO      JNL/PIMCO     PPM America     PPM America
                                                 Oppenheimer       Real Return   Total Return    Core Equity     High Yield
                                             Growth Portfolio(b)  Portfolio(a)  Bond Portfolio    Portfolio    Bond Portfolio
                                             -------------------  ------------  --------------  -------------  --------------
Operations
   Net investment income (loss)                 $    2,248,627    $   (354,022)  $  17,912,089  $  (1,043,505)  $  18,025,021
   Net realized gain (loss) on investments           3,176,617         426,528       1,401,147      3,921,675      (2,619,642)
   Net change in unrealized appreciation
      (depreciation) on investments                 (3,028,256)      2,500,358      14,001,736     (9,909,969)    (24,910,400)
                                                --------------    ------------   -------------  -------------   -------------
Net increase (decrease) in net assets
   from operations                                   2,396,988       2,572,864      33,314,972     (7,031,799)     (9,505,021)
                                                --------------    ------------   -------------  -------------   -------------

Contract transactions (1)
   Purchase payments (Note 4)                        1,594,241      18,024,272     104,442,860      2,505,808      54,642,424
   Surrenders and terminations                      (1,064,746)       (920,402)    (36,890,588)   (16,914,810)    (30,706,181)
   Transfers between portfolios                    (29,870,530)     55,727,013      62,602,771     (5,857,469)    (30,611,057)
   Net annuitization transactions                            -               -        (100,258)       (45,290)        (69,497)
   Policyholder charges (Note 3)                       (16,456)        (13,973)       (537,021)      (104,207)       (385,249)
                                                --------------    ------------   -------------  -------------   -------------
Net increase (decrease) in net assets from
   contract transactions                           (29,357,491)     72,816,910     129,517,764    (20,415,968)     (7,129,560)
                                                --------------    ------------   -------------  -------------   -------------
Net increase (decrease) in net assets              (26,960,503)     75,389,774     162,832,736    (27,447,767)    (16,634,581)

Net assets beginning of period                      26,960,503               -     435,178,815    103,218,517     284,124,305
                                                --------------    ------------   -------------  -------------   -------------

Net assets end of period                        $            -    $ 75,389,774   $ 598,011,551  $  75,770,750   $ 267,489,724
------------------------------------------      ==============    ============   =============  =============   =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006               2,995,289               -      31,702,356      5,014,106      21,538,502

   Units Issued                                      1,411,124       8,645,021      14,710,661        266,870      12,083,351
   Units Redeemed                                   (4,406,413)     (1,738,678)     (5,809,815)    (1,267,482)    (12,975,991)
                                                --------------    ------------   -------------  -------------   -------------

Units Outstanding at December 31, 2007                       -       6,906,343      40,603,202      4,013,494      20,645,862
                                                ==============    ============   =============  =============   =============

                                                  JNL/                                           JNL/S&P
                                              PPM America       JNL/Putnam                     Competitive         JNL/S&P
                                              Value Equity         Midcap          JNL/S&P 4    Advantage        Disciplined
                                               Portfolio    Growth Portfolio(d)  Portfolio(c)  Portfolio(c)  Growth Portfolio(a)
                                             -------------  -------------------  ------------  ------------  -------------------
Operations
   Net investment income (loss)              $  (1,251,268)   $    (471,602)     $     (8,855) $     (2,052)    $    (92,012)
   Net realized gain (loss) on investments      10,428,461        5,012,375              (371)         (445)          13,540
   Net change in unrealized appreciation
      (depreciation) on investments            (17,385,292)      (4,798,547)         (214,710)      (43,979)          19,977
                                             -------------    -------------      ------------  ------------     ------------
Net increase (decrease) in net assets
   from operations                              (8,208,099)        (257,774)         (223,936)      (46,476)         (58,495)
                                             -------------    -------------      ------------  ------------     ------------

Contract transactions (1)
   Purchase payments (Note 4)                    6,284,840        3,244,505         1,701,635        76,290       12,225,919
   Surrenders and terminations                 (27,032,338)      (3,228,827)          (21,373)       (7,769)        (103,343)
   Transfers between portfolios                 (6,371,186)     (31,236,677)       20,565,515     6,208,968        3,618,863
   Net annuitization transactions                  (56,891)               -                 -             -                -
   Policyholder charges (Note 3)                  (244,714)         (56,356)              (59)         (124)            (209)
                                             -------------    --------------     ------------  ------------     ------------
Net increase (decrease) in net assets from
   contract transactions                       (27,420,289)     (31,277,355)       22,245,718     6,277,365       15,741,230
                                             -------------    -------------      ------------  ------------     ------------
Net increase (decrease) in net assets          (35,628,388)     (31,535,129)       22,021,782     6,230,889       15,682,735

Net assets beginning of period                 154,996,981       31,535,129                 -             -                -
                                             -------------    -------------      ------------  ------------     ------------

Net assets end of period                     $ 119,368,593    $           -      $ 22,021,782  $  6,230,889     $ 15,682,735
------------------------------------------   =============    =============      ============  ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006           7,581,869        3,662,997                 -             -                -

   Units Issued                                    702,222        1,159,472         2,225,813       629,519        1,553,860
   Units Redeemed                               (2,039,329)      (4,822,469)           (4,990)         (805)         (57,753)
                                             -------------    -------------      ------------  ------------     ------------

Units Outstanding at December 31, 2007           6,244,762                -         2,220,823       628,714        1,496,107
                                             =============    =============      ============  ============     ============

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    28

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                  JNL/S&P                           JNL/S&P
                                                 JNL/S&P        Disciplined        JNL/S&P           Growth
                                               Disciplined       Moderate      Dividend Income     Retirement         JNL/S&P
                                                Moderate          Growth          & Growth          Strategy      Intrinsic Value
                                               Portfolio(a)    Portfolio(a)      Portfolio(b)     Portfolio(a)      Portfolio(b)
                                               ------------    ------------    ---------------    -------------   ---------------
Operations
   Net investment income (loss)                $   (186,515)   $   (257,160)      $      49         $  14,356       $     (1,596)
   Net realized gain (loss) on investments           49,958          84,569              (1)            1,356               (672)
   Net change in unrealized appreciation
   (depreciation) on investments                    410,881         134,757          (4,333)            3,395            (64,422)
                                               ------------    ------------       ---------         ---------       ------------
Net increase (decrease) in net assets
   from operations                                  274,324         (37,834)         (4,285)           19,107            (66,690)
                                               ------------    ------------       ---------         ---------       ------------

Contract transactions (1)
   Purchase payments (Note 4)                    22,136,769      31,118,891         241,052           676,041            141,774
   Surrenders and terminations                     (346,990)       (383,633)           (806)          (10,533)           (11,370)
   Transfers between portfolios                  11,527,145       7,706,114         501,753           130,679         11,758,878
   Net annuitization transactions                         -               -               -                 -                  -
   Policyholder charges (Note 3)                       (656)         (3,801)             (1)                -               (150)
                                               ------------    ------------       ---------         ---------       ------------
Net increase (decrease) in net assets from
   contract transactions                         33,316,268      38,437,571         741,998           796,187         11,889,132
                                               ------------    ------------       ---------         ---------       ------------
Net increase (decrease) in net assets            33,590,592      38,399,737         737,713           815,294         11,822,442

Net assets beginning of period                            -               -               -                -                   -
                                               ------------    ------------       ---------         ---------       ------------

Net assets end of period                       $ 33,590,592    $ 38,399,737       $ 737,713         $ 815,294       $ 11,822,442
------------------------------------------     ============    ============       =========         =========       ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                    -               -               -                 -                  -

   Units Issued                                   3,468,691       4,138,063          75,650            78,848          1,193,826
   Units Redeemed                                  (279,029)       (479,692)            (82)           (2,601)            (1,169)
                                               ------------    ------------       ---------         ---------       ------------
Units Outstanding at December 31, 2007            3,189,662       3,658,371          75,568            76,247          1,192,657
                                               ============    ============       =========         =========       ============

                                                                                                                       JNL/
                                                   JNL/             JNL/            JNL/              JNL/         S&P Managed
                                               S&P Managed      S&P Managed      S&P Managed      S&P Managed        Moderate
                                                Aggressive      Conservative       Growth          Moderate           Growth
                                             Growth Portfolio    Portfolio        Portfolio        Portfolio        Portfolio
                                             ----------------  -------------   ---------------   -------------   ---------------
Operations
   Net investment income (loss)               $    1,887,312   $   2,463,427   $       582,195   $   5,187,035   $     6,085,219
   Net realized gain (loss) on investments        31,797,530       9,723,953        97,819,719      18,207,140        95,289,761
   Net change in unrealized appreciation
   (depreciation) on investments                   8,450,433      (3,893,071)      (24,453,338)     (3,465,622)      (30,290,631)
                                              --------------   -------------   ---------------   -------------   ---------------
Net increase (decrease) in net assets
   from operations                                42,135,275       8,294,309        73,948,576      19,928,553        71,084,349
                                              --------------   -------------   ---------------   -------------   ---------------

Contract transactions (1)
   Purchase payments (Note 4)                     73,782,275      65,721,365       174,085,833     146,253,778       263,996,233
   Surrenders and terminations                   (62,655,490)    (16,961,580)     (104,021,484)    (27,556,653)      (95,161,497)
   Transfers between portfolios                  (23,107,186)     57,661,228       (22,769,708)     53,778,049        19,238,252
   Net annuitization transactions                   (137,748)          9,973              (374)       (289,356)          (54,143)
   Policyholder charges (Note 3)                    (925,999)       (251,866)       (1,340,944)       (427,557)       (1,097,950)
                                              --------------   -------------   ---------------   -------------   ---------------
Net increase (decrease) in net assets from
   contract transactions                         (13,044,148)    106,179,120        45,953,323     171,758,261       186,920,895
                                              --------------   -------------   ---------------   -------------   ---------------
Net increase (decrease) in net assets             29,091,127     114,473,429       119,901,899     191,686,814       258,005,244

Net assets beginning of period                   577,627,945     126,363,762     1,081,171,017     284,241,069       993,884,149
                                              --------------   -------------   ---------------   -------------   ---------------

Net assets end of period                      $  606,719,072   $ 240,837,191   $ 1,201,072,916   $ 475,927,883   $ 1,251,889,393
------------------------------------------    ==============   =============   ===============   =============   ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            38,010,553      11,360,944        71,759,942      24,211,376        69,732,022

   Units Issued                                    6,806,834      16,018,376        14,790,673      19,949,976        25,300,257
   Units Redeemed                                 (7,607,478)     (6,628,022)      (11,900,250)     (5,881,695)      (12,802,558)
                                              --------------   -------------   ---------------   -------------   ---------------
Units Outstanding at December 31, 2007            37,209,909      20,751,298        74,650,365      38,279,657        82,229,721
                                              ==============   =============   ===============   =============   ===============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    29

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                   JNL/S&P
                                                  JNL/S&P          Moderate
                                              Moderate Growth     Retirement       JNL/S&P          JNL/S&P          JNL/S&P
                                            Retirement Strategy    Strategy    Retirement 2015  Retirement 2020   Retirement 2025
                                                Portfolio(a)     Portfolio(a)     Portfolio        Portfolio         Portfolio
                                            -------------------  -----------------------------  ---------------   ---------------
Operations
   Net investment income (loss)                  $  14,306        $   9,234      $   (102,563)    $   (62,547)      $   (24,344)
   Net realized gain (loss) on investments             820              407           196,717         100,092            73,014
   Net change in unrealized appreciation
      (depreciation) on investments                 (9,726)          (6,168)          373,090         174,386            83,161
                                                 ---------        ---------      ------------     -----------       -----------
Net increase (decrease) in net assets
   from operations                                   5,400            3,473           467,244         211,931           131,831
                                                 ---------        ---------      ------------     -----------       -----------

Contract transactions (1)
   Purchase payments (Note 4)                      247,324           54,631         6,951,836       5,000,426         2,248,127
   Surrenders and terminations                      (2,384)            (246)         (265,140)        (59,179)         (103,706)
   Transfers between portfolios                    422,975          237,095         4,107,076       1,361,702         1,564,089
   Net annuitization transactions                        -                -                 -               -                 -
   Policyholder charges (Note 3)                         -                -            (5,267)         (1,105)           (3,045)
                                                 ---------        ---------      ------------     -----------       -----------
Net increase (decrease) in net assets from
   contract transactions                           667,915          291,480        10,788,505       6,301,844         3,705,465
                                                 ---------        ---------      ------------     -----------       -----------

Net increase (decrease) in net assets              673,315          294,953        11,255,749       6,513,775         3,837,296

Net assets beginning of period                           -                -         4,568,016       1,847,130           939,283
                                                 ---------        ---------      ------------     -----------       -----------

Net assets end of period                         $ 673,315        $ 294,953      $ 15,823,765     $ 8,360,905       $ 4,776,579
------------------------------------------       =========        =========      ============     ===========       ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006                   -                -           421,940         168,274            85,050

   Units Issued                                     79,576           29,779         1,135,220         628,607           390,392
   Units Redeemed                                  (16,138)          (1,685)         (198,240)        (86,473)          (75,193)
                                                 ---------        ---------      ------------     -----------       -----------

Units Outstanding at December 31, 2007              63,438           28,094         1,358,920         710,408           400,249
                                                 =========        =========      ============     ===========       ===========

                                                  JNL/
                                             S&P Retirement        JNL/S&P        JNL/Select       JNL/Select           JNL/
                                                 Income          Total Yield       Balanced      Money Market       Select Value
                                               Portfolio        Portfolio(b)      Portfolio        Portfolio         Portfolio
                                             --------------     ------------    -------------   --------------     -------------
Operations
   Net investment income (loss)              $    (101,617)     $    (2,697)    $   4,561,966   $   12,403,936     $   3,679,364
   Net realized gain (loss) on investments         270,956             (325)       33,770,223               69        18,536,004
   Net change in unrealized appreciation
      (depreciation) on investments                674,943          (28,227)      (13,593,377)             (70)      (12,409,774)
                                             -------------      -----------     -------------   --------------     -------------
Net increase (decrease) in net assets
   from operations                                 844,282          (31,249)       24,738,812       12,403,935         9,805,594
                                             -------------      -----------     -------------   --------------     -------------

Contract transactions (1)
   Purchase payments (Note 4)                   11,508,905           54,987        76,979,670      337,643,558        52,206,684
   Surrenders and terminations                  (1,239,966)          (6,303)      (51,075,386)    (151,555,312)      (15,555,787)
   Transfers between portfolios                  9,724,890        3,248,060        34,180,698      177,248,824         5,322,514
   Net annuitization transactions                        -                -          (177,212)      (2,154,797)          (80,727)
   Policyholder charges (Note 3)                   (14,619)            (148)         (392,849)      (2,774,097)         (217,302)
                                             -------------      -----------     -------------   --------------     -------------
Net increase (decrease) in net assets from
   contract transactions                        19,979,210        3,296,596        59,514,921      358,408,176        41,675,382
                                             -------------      -----------     -------------   --------------     -------------

Net increase (decrease) in net assets           20,823,492        3,265,347        84,253,733      370,812,111        51,480,976

Net assets beginning of period                   8,220,346                -       413,630,121      247,194,016       165,653,911
                                             -------------      -----------     -------------   --------------     -------------

Net assets end of period                     $  29,043,838      $ 3,265,347     $ 497,883,854   $  618,006,127     $ 217,134,887
------------------------------------------   =============      ===========     =============   ==============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006             777,190                -        16,394,751       20,136,534         8,007,405

   Units Issued                                  2,204,104          325,288         5,453,130       77,558,867         4,732,228
   Units Redeemed                                 (365,995)            (677)       (3,365,648)     (48,798,180)       (2,842,340)
                                             -------------      -----------     -------------   --------------     -------------

Units Outstanding at December 31, 2007           2,615,299          324,611        18,482,233       48,897,221         9,897,293
                                             =============      ===========     =============   ==============     =============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    30

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                JNL/T.Rowe        JNL/T.Rowe       JNL/T.Rowe
                                            Price Established   Price Mid-Cap     Price Value
                                            Growth Portfolio   Growth Portfolio    Portfolio
                                            -----------------  ----------------  -------------
Operations
   Net investment income (loss)               $   (2,410,371)    $     573,334   $   2,355,321
   Net realized gain (loss) on investments        57,881,598        70,489,252      36,127,326
   Net change in unrealized appreciation
      (depreciation) on investments              (22,585,572)      (11,557,100)    (44,486,679)
                                              --------------     -------------   -------------
Net increase (decrease) in net assets
   from operations                                32,885,655        59,505,486      (6,004,032)
                                              --------------     -------------   -------------

Contract transactions (1)
   Purchase payments (Note 4)                     55,835,900        72,134,647      51,425,257
   Surrenders and terminations                   (63,457,116)      (52,346,138)    (34,907,068)
   Transfers between portfolios                  167,383,850        36,159,732      33,305,990
   Net annuitization transactions                   (219,229)         (188,861)        (20,071)
   Policyholder charges (Note 3)                    (507,552)         (470,166)       (391,160)
                                              --------------     -------------   -------------
Net increase (decrease) in net assets from
   contract transactions                         159,035,853        55,289,214      49,412,948
                                              --------------     -------------   -------------

Net increase (decrease) in net assets            191,921,508       114,794,700      43,408,916

Net assets beginning of period                   366,621,487       395,853,561     323,912,532
                                              --------------     -------------   -------------

Net assets end of period                      $  558,542,995     $ 510,648,261   $ 367,321,448
------------------------------------------    ==============     =============   =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            13,352,032        11,279,876      20,028,033

   Units Issued                                    8,918,494         3,602,287       8,299,692
   Units Redeemed                                 (3,700,329)       (2,606,919)     (5,390,041)
                                              --------------     -------------   -------------

Units Outstanding at December 31, 2007            18,570,197        12,275,244      22,937,684
                                              ==============     =============   =============

                    See notes to the financial statements.                    31

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                       Fifth            Fifth Third           Fifth           Fifth Third           JNL/
                                   Third Balanced   Disciplined Value     Third Mid Cap     Quality Growth      AIM Large Cap
                                    VIP Portfolio      VIP Portfolio      VIP Portfolio      VIP Portfolio    Growth Portfolio
                                   --------------   -----------------   ----------------   ----------------   ----------------
Operations
   Net investment income
     (loss)                           $     978        $   102,562         $   (49,352)       $   (51,372)      $  (1,338,94)
   Net realized gain (loss)
     on investments                       1,450            202,435              73,543             72,232          4,243,407
   Net change in unrealized
     appreciation (depreciation)
     on investments                       7,282            917,126             207,303            158,225          2,313,435
                                      ---------        -----------         -----------        -----------       ------------
Net increase (decrease) in
   net assets from operations             9,710          1,222,123             231,494            179,085          5,217,902
                                      ---------        -----------         -----------        -----------       ------------
Contract transactions (1)
   Purchase payments (Note 4)            11,942            967,177             277,155            732,370         16,714,896
   Surrenders and terminations           (6,558)          (436,719             (157,13)          (298,243)         (7,143,66)
   Transfers between portfolios          (7,710)           (57,999              51,590            167,355          (2,424,02)
   Net annuitization transactions             -                  -                   -                  -             18,155
   Policyholder charges (Note 3)           (419)           (11,148              (5,117)           (10,053)          (164,303)
                                      ---------        -----------         -----------        -----------       ------------
Net increase (decrease) in
   net assets from contract
   transactions                          (2,745)           461,311             166,491            591,429          7,001,059
                                      ---------        -----------         -----------        -----------       ------------
Net increase (decrease) in
   net assets                             6,965          1,683,434             397,985            770,514         12,218,961

Net assets beginning of period          138,646          6,339,347           2,722,413          5,254,949         77,264,739
                                      ---------        -----------         -----------        -----------       ------------
Net assets end of period              $ 145,611        $ 8,022,781         $ 3,120,398        $ 6,025,463       $ 89,483,700
---------------------------------     =========        ===========         ===========        ===========       ============

(1) Contract unit
   transactions
Units Outstanding at December
   31, 2005                              11,435            406,265             168,609            708,532          6,605,162

   Units Issued                           2,736             84,394              30,486            158,624          2,685,350
   Units Redeemed                        (2,850)           (56,564)            (20,545)           (78,550)        (2,080,573)
                                      ---------        -----------         -----------        -----------       ------------
Units Outstanding at December
   31, 2006                              11,321            434,095             178,550            788,606          7,209,939
                                      =========        ===========         ===========        ===========       ============

                                        JNL/AIM             JNL/                                                   JNL/Eagle
                                      Real Estate      AIM Small Cap         JNL/Alge        JNL/Eagle Core        SmallCap
                                       Portfolio      Growth Portfolio   Growth Portfolio   Equity Portfolio   Equity Portfolio
                                    --------------   -----------------   ----------------   ----------------   ----------------
Operations
   Net investment income (loss)      $    (113,186)    $    (779,075)     $   (2,091,782)    $   (1,169,264)    $   (1,384,507)
   Net realized gain (loss)
     on investments                      3,384,623         7,395,141           4,492,946          2,737,894         16,315,500
   Net change in unrealized
     appreciation (depreciation)
     on investments                     18,316,518        (1,279,235)          1,497,913          6,218,743           (502,174)
                                     -------------     -------------      --------------     --------------     --------------

Net increase (decrease) in
  net assets from operations            21,587,955         5,336,831           3,899,077          7,787,373         14,428,819
                                     -------------     -------------      --------------     --------------     --------------
Contract transactions (1)
   Purchase payments (Note 4)           50,876,943         7,526,598           9,135,051          3,549,252         13,740,746
   Surrenders and terminations           (3,881,78)       (4,189,257)        (22,620,827)        (9,166,170)       (10,683,628)
   Transfers between portfolios         60,131,208        (5,811,644)        (15,758,816)        (4,210,444)         6,698,428
   Net annuitization transactions                -            53,869             (40,920)            18,462            (51,052)
   Policyholder charges (Note 3)           (70,279)          (96,339)           (242,476)          (104,080)          (116,450)
                                     -------------     -------------      --------------     --------------     --------------
Net increase (decrease) in
   net assets from contract
   transactions                        107,056,090        (2,516,773)        (29,527,988)        (9,912,980)         9,587,844
                                     -------------     -------------      --------------     --------------     --------------
Net increase (decrease) in
   net assets                          128,644,045         2,820,058         (25,628,911)        (2,125,607)        24,016,663

Net assets beginning of period          23,176,602        45,043,273         157,539,730         80,193,473         80,053,058
                                     -------------     -------------      --------------     --------------     --------------
Net assets end of period             $ 151,820,647     $  47,863,331      $  131,910,819     $   78,067,866     $  104,069,721
---------------------------------    =============     =============      ==============     ==============     ==============

(1) Contract unit
   transactions
Units Outstanding at December
   31, 2005                              2,004,859         3,570,161           8,153,498          4,662,983          4,180,785

   Units Issued                          8,912,000         1,156,550           1,088,265            567,683          1,783,363
   Units Redeemed                        (1,121,44)       (1,358,384)         (2,621,032)        (1,122,137)        (1,368,965)
                                     -------------     -------------      --------------     --------------     --------------
Units Outstanding at December
   31, 2006                              9,795,414         3,368,327           6,620,731          4,108,529          4,595,183
                                     =============     =============      ==============     ==============     ==============

                     See notes to the financial statements.                   32

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                    JNL/FMR          JNL/FMR            JNL/Franklin          JNL/Franklin       JNL/Goldman Sachs
                                    Balanced         Mid-Cap            Templeton          Templeton Small Cap        Mid Cap
                                   Portfolio     Equity Portfolio   Income Portfolio (a)     Value Portfolio      Value Portfolio
                                 -------------   ----------------   --------------------   -------------------   -----------------
Operations
   Net investment income
     (loss)                      $    (814,896)   $  (1,681,317)        $  1,137,455          $    (77,633)        $    292,351
   Net realized gain
     (loss) on investments           7,062,479        4,301,392              139,927               662,497              904,704
   Net change in
     unrealized appreciation
     (depreciation) on
       investments                   5,618,648        8,594,390            1,387,708             2,807,173            3,752,999
                                 -------------    -------------         ------------          ------------         ------------
Net increase (decrease) in
   net assets from operations       11,866,231       11,214,465            2,665,090             3,392,037            4,950,054
                                 -------------    -------------         ------------          ------------         ------------
Contract transactions (1)
   Purchase payments (Note 4)       22,739,729        6,280,454           30,277,910            17,821,824           17,572,217
   Surrenders and terminations     (12,086,586)     (17,646,032)            (916,595)           (1,797,282)          (2,148,606)
   Transfers between
     portfolios                     10,413,149       (7,096,222)          26,418,781            13,758,210           12,037,668
   Net annuitization
     transactions                      (59,400)          (7,449)                   -                (7,295)             (11,782)
   Policyholder charges
     (Note 3)                         (202,061)        (209,385)             (17,665)              (33,071)             (32,774)
                                 -------------    -------------         ------------          ------------         ------------
Net increase (decrease) in
   net assets from
   contract transactions            20,804,831      (18,678,634)          55,762,431            29,742,386           27,416,723
                                 -------------    -------------         ------------          ------------         ------------
Net increase (decrease) in
   net assets                       32,671,062       (7,464,169)          58,427,521            33,134,423           32,366,777

Net assets beginning of
   period                          118,849,874      120,214,444                    -            12,192,527           22,285,018
                                 -------------    -------------         ------------          ------------         ------------
Net assets end of period         $ 151,520,936    $ 112,750,275         $ 58,427,521          $ 45,326,950         $ 54,651,795
-------------------------------  =============    =============         ============          ============         ============

(1) Contract unit transactions
Units Outstanding at
   December 31, 2005                10,813,065        6,833,713                    -             1,119,918            1,978,342

   Units Issued                      3,752,004          649,733            5,581,307             3,831,977            3,153,645
   Units Redeemed                   (1,891,408)      (1,754,756)            (199,824)           (1,357,164)            (868,010)
                                 -------------    -------------         ------------          ------------         ------------
Units Outstanding at
   December 31, 2006                12,673,661        5,728,690            5,381,483             3,594,731            4,263,977
                                 =============    =============         ============          ============         ============

                                  JNL/Goldman Sachs     JNL/JPMorgan       JNL/JPMorgan           JNL/Lazard          JNL/Lazard
                                   Short Duration      International      International            Emerging             Mid Cap
                                 Bond Portfolio (a)   Equity Portfolio    Value Portfolio   Markets Portfolio (a)   Value Portfolio
                                 ------------------   ----------------   ----------------   ---------------------   ---------------
Operations
   Net investment income
     (loss)                         $   (216,237)      $     120,440      $   1,582,514         $   (138,545)        $   2,223,844
   Net realized gain (loss) on
     investments                         145,651           8,669,304         16,451,252              218,748            12,797,666
   Net change in unrealized
     appreciation
     (depreciation) on
      investments                        475,574          11,524,816         33,442,445            3,525,389             5,296,059
                                    ------------       -------------      -------------         ------------         -------------
Net increase (decrease)
   in net assets from
   operations                            404,988          20,314,560         51,476,211            3,605,592            20,317,569
                                    ------------       -------------      -------------         ------------         -------------
Contract transactions (1)
   Purchase payments (Note 4)          7,548,658          26,834,489         66,466,852           10,647,965            27,465,385
   Surrenders and terminations          (698,148)        (11,696,179)       (13,687,240)            (670,351)          (13,913,864)
   Transfers between
     portfolios                       18,585,910           9,053,141         72,314,878           16,499,242           (10,319,915)
   Net annuitization
     transactions                              -              27,609            (12,316)              91,801
   Policyholder charges
     (Note 3)                             (4,835)           (120,287)          (195,840)             (17,306)             (219,850)
                                    ------------       -------------      -------------         ------------         -------------
Net increase (decrease)
   in net assets from
   contract transactions              25,431,585          24,098,773        124,886,334           26,459,550             3,103,557
                                    ------------       -------------      -------------         ------------         -------------
Net increase (decrease)
   in net assets                      25,836,573          44,413,333        176,362,545           30,065,142            23,421,126

Net assets beginning of
   period                                      -          88,044,355        116,827,707                   -            162,241,093
                                    ------------       -------------      -------------         ------------         -------------
Net assets end of period            $ 25,836,573       $ 132,457,688      $ 293,190,252         $ 30,065,142         $ 185,662,219
----------------------------------  ============       =============      =============         ============         =============

(1) Contract unit transactions
Units Outstanding at
  December 31, 2005                            -           6,119,341          9,007,293                    -             9,282,254

   Units Issued                        3,912,399           3,457,678         11,874,491            3,089,365             2,380,325
   Units Redeemed                     (1,378,527)         (1,915,509)        (2,851,935)            (323,039)           (2,302,067)
                                    ------------       -------------      -------------         ------------         -------------
Units Outstanding at
  December 31, 2006                    2,533,872           7,661,510         18,029,849            2,766,326             9,360,512
                                    ============       =============      =============         ============         =============

(a)   Commencement of operations May 1, 2006.

                     See notes to the financial statements.                   33

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                JNL/Lazard                         JNL/MCM           JNL/MCM           JNL/MCM
                                                 Small Cap         JNL/MCM        Bond Index     Communications    Consumer Brands
                                              Value Portfolio    25 Portfolio      Portfolio    Sector Portfolio   Sector Portfolio
                                              ---------------   -------------   -------------   ----------------   ----------------
Operations
   Net investment income (loss)                $  10,210,544    $ (10,536,572)  $   1,187,106     $    217,382       $   (266,349)
   Net realized gain (loss) on investments        12,765,605       20,037,849         234,785        2,509,283            981,479
   Net change in unrealized appreciation
      (depreciation) on investments               (6,180,211)      53,271,340       2,877,145        6,622,054          1,560,036
                                               -------------    -------------   -------------     ------------       ------------
Net increase (decrease) in net assets
   from operations                                16,795,938       62,772,617       4,299,036        9,348,719          2,275,166
                                               -------------    -------------   -------------     ------------       ------------

Contract transactions (1)
   Purchase payments (Note 4)                     20,919,558      160,398,076      63,890,311       10,366,822          2,952,768
   Surrenders and terminations                   (11,293,597)     (33,642,741)    (13,185,390)      (2,156,040)        (1,520,203)
   Transfers between portfolios                  (20,140,824)     (29,146,858)      7,107,317       22,566,745          1,111,235
   Net annuitization transactions                    (50,328)         (46,173)        (26,214)          (5,677)             7,152
   Policyholder charges (Note 3)                    (194,146)        (614,584)       (232,211)         (37,332)           (34,253)
                                               -------------    -------------   -------------     ------------       ------------
Net increase (decrease) in net assets from
   contract transactions                         (10,759,337)      96,947,720      57,553,813       30,734,518          2,516,699
                                               -------------    -------------   -------------     ------------       ------------
Net increase (decrease) in net assets              6,036,601      159,720,337      61,852,849       40,083,237          4,791,865

Net assets beginning of period                   121,324,637      547,728,420     169,205,740       12,982,443         17,930,060
                                               -------------    -------------   -------------     ------------       ------------

Net assets end of period                       $ 127,361,238    $ 707,448,757   $ 231,058,589     $ 53,065,680       $ 22,721,925
-------------------------------------------    =============    =============   =============     ============       ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005             8,217,369       48,527,015      15,410,606        2,866,394          1,727,352

     Units Issued                                  2,495,466       18,459,221       8,686,025       14,323,375            922,748
     Units Redeemed                               (3,220,097)     (10,234,527)     (3,477,852)      (8,313,992)          (683,213)
                                               -------------    -------------   -------------     ------------       ------------

Units Outstanding at December 31, 2006             7,492,738       56,751,709      20,618,779        8,875,777          1,966,887
                                               =============    =============   =============     ============       ============

                                                                                   JNL/MCM
                                                  JNL/MCM         JNL/MCM          Enhanced          JNL/MCM            JNL/MCM
                                                   Dow (SM)     Dow Dividend    S&P 500 Stock       Financial            Global
                                                10 Portfolio   Portfolio (a)   Index Portfolio   Sector Portfolio     15 Portfolio
                                               -------------   -------------   ---------------   ----------------   ----------------
Operations
   Net investment income (loss)                $ (11,451,814)  $  (1,783,552)   $  3,180,231      $     (89,823)    $   (14,234,654)
   Net realized gain (loss) on investments        24,261,327       1,531,518       3,649,231          3,934,265          60,066,180
   Net change in unrealized appreciation
      (depreciation) on investments              153,975,982      22,993,014       1,077,188          3,858,751         232,332,086
                                               -------------   -------------    ------------      -------------     ---------------
Net increase (decrease) in net assets
   from operations                               166,785,495      22,740,980       7,906,650          7,703,193         278,163,612
                                               -------------   -------------    ------------      -------------     ---------------
Contract transactions (1)
   Purchase payments (Note 4)                    165,617,748     149,839,547       7,572,550         12,824,995         239,065,024
   Surrenders and terminations                   (37,799,827)     (3,033,626)     (4,124,147)        (3,796,917)        (44,942,346)
   Transfers between portfolios                    7,182,628     108,954,465       3,693,040         11,963,272           9,790,457
   Net annuitization transactions                    (73,234)              -          66,604              3,428             (56,019)
   Policyholder charges (Note 3)                    (674,839)        (25,958)        (68,096)           (66,523)           (771,260)
                                               -------------   -------------    ------------      -------------     ---------------
Net increase (decrease) in net assets from
   contract transactions                         134,252,476     255,734,428       7,139,951         20,928,255         203,085,856
                                               -------------   -------------    ------------      -------------     ---------------
Net increase (decrease) in net assets            301,037,971     278,475,408      15,046,601         28,631,448         481,249,468

Net assets beginning of period                   547,103,137               -      51,575,657         37,388,115         639,571,558
                                               -------------   -------------    ------------      -------------     ---------------

Net assets end of period                       $ 848,141,108   $ 278,475,408    $ 66,622,258      $  66,019,563     $ 1,120,821,026
--------------------------------------------   =============   =============    ============      =============     ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2005            62,186,853               -       5,772,672          2,986,930          50,759,145

     Units Issued                                 26,500,414      24,716,286       2,297,354          3,111,645          24,416,980
     Units Redeemed                              (13,083,754)     (1,123,357)     (1,539,044)        (1,587,606)        (10,629,585)
                                               -------------   -------------    ------------      -------------     ---------------

Units Outstanding at December 31, 2006            75,603,513      23,592,929       6,530,982          4,510,969          64,546,540
                                               =============   =============    ============      =============     ===============

(a) Commencement of operations January 17, 2006.

                     See notes to the financial statements.                   34

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                   JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM
                                                 Healthcare       International         JNL 5         JNL Optimized      Nasdaq(R)
                                              Sector Portfolio   Index Portfolio      Portfolio      5 Portfolio (a)   15 Portfolio
                                              ----------------   ---------------   ---------------   ---------------   -------------
Operations
   Net investment income (loss)                $    (775,470)     $   5,974,685    $   (28,048,717)   $    (63,677)    $   (930,724)
   Net realized gain (loss) on investments         3,517,284         13,531,965         31,905,117         627,983           13,947
   Net change in unrealized appreciation
      (depreciation) on investments                  576,341         56,607,861        348,932,921       5,233,302        2,709,360
                                               -------------      -------------    ---------------    ------------     ------------
Net increase (decrease) in net assets
   from operations                                 3,318,155         76,114,511        352,789,321       5,797,608        1,792,583
                                               -------------      -------------    ---------------    ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                     19,562,876        104,594,066      1,714,317,681      59,544,024       28,204,754
   Surrenders and terminations                    (5,074,474)       (20,186,136)       (80,506,835)       (606,117)      (2,189,588)
   Transfers between portfolios                  (10,988,299)        26,897,580        346,813,443      19,215,666       (4,509,778)
   Net annuitization transactions                     23,690             35,295            261,367               -                -
   Policyholder charges (Note 3)                     (91,708)          (373,828)        (1,412,359)         (8,873)         (30,169)
                                               -------------      -------------    ---------------    ------------     ------------
Net increase (decrease) in net assets from
   contract transactions                           3,432,085        110,966,977      1,979,473,297      78,144,700       21,475,219
                                               -------------      -------------    ---------------    ------------     ------------
Net increase (decrease) in net assets              6,750,240        187,081,488      2,332,262,618      83,942,308       23,267,802

Net assets beginning of period                    73,968,937        270,319,167      1,178,139,433               -       42,127,982
                                               -------------      -------------    ---------------    ------------     ------------
Net assets end of period                       $  80,719,177      $ 457,400,655    $ 3,510,402,051    $ 83,942,308     $ 65,395,784
-------------------------------------------    =============      =============    ===============    ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005             6,570,928         17,822,982         99,440,140               -        4,002,235

     Units Issued                                  3,171,981          9,843,774        168,726,975       8,372,900        4,297,318
     Units Redeemed                               (2,869,882)        (3,206,219)       (14,819,638)       (538,988)      (2,264,138)
                                               -------------      -------------    ---------------    ------------     ------------
Units Outstanding at December 31, 2006             6,873,027         24,460,537        253,347,477       7,833,912        6,035,415
                                               =============      =============    ===============    ============     ============

(a) Commencement of operations May 1, 2006.

                                                  JNL/MCM           JNL/MCM         JNL/MCM           JNL/MCM           JNL/MCM
                                                  Oil & Gas          S&P(R)          S&P 24        S&P 400 MidCap       S&P 500
                                              Sector Portfolio    10 Portfolio    Portfolio (a)   Index Portfolio   Index Portfolio
                                              ----------------   -------------   --------------   ---------------   ----------------
Operations
   Net investment income (loss)                $  (1,121,736)    $ (12,712,105)   $    (88,439)    $    (805,415)    $    (367,036)
   Net realized gain (loss) on investments        29,390,122        63,456,083          16,348        20,636,372        11,463,705
   Net change in unrealized appreciation
      (depreciation) on investments                3,612,788       (32,612,212)        433,935         3,280,795        44,465,062
                                               -------------     -------------    ------------     -------------     -------------
Net increase (decrease) in net assets
   from operations                                31,881,174        18,131,766         361,844        23,111,752        55,561,731
                                               -------------     -------------    ------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                     79,404,747       202,525,070       6,874,904        80,372,367        94,740,442
   Surrenders and terminations                   (17,928,004)      (40,429,354)       (123,467)      (17,419,364)      (28,386,472)
   Transfers between portfolios                   15,008,280       (71,238,282)     10,590,579          (353,776)        4,196,073
   Net annuitization transactions                      4,766             1,597               -            71,014           (13,945)
   Policyholder charges (Note 3)                    (287,681)         (732,105)           (325)         (344,086)         (552,439)
                                               -------------     -------------    ------------     -------------     -------------
Net increase (decrease) in net assets from
   contract transactions                          76,202,108        90,126,926      17,341,691        62,326,155        69,983,659
                                               -------------     -------------    ------------     -------------     -------------
Net increase (decrease) in net assets            108,083,282       108,258,692      17,703,535        85,437,907       125,545,390

Net assets beginning of period                   173,952,652       694,988,627               -       264,156,452       380,518,379
                                               -------------     -------------    ------------     -------------     -------------
Net assets end of period                       $ 282,035,934     $ 803,247,319    $ 17,703,535     $ 349,594,359     $ 506,063,769
-------------------------------------------    =============     =============    ============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005             7,593,123        52,331,704               -        18,676,432        35,106,576

     Units Issued                                  8,627,593        20,825,277       1,807,011         8,069,966        12,048,102
     Units Redeemed                               (5,867,507)      (14,423,812)        (69,855)       (3,793,975)       (5,778,360)
                                               -------------     -------------    ------------     -------------     -------------
Units Outstanding at December 31, 2006            10,353,209        58,733,169       1,737,156        22,952,423        41,376,318
                                               =============     =============    ============     =============     =============

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.                   35

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                   JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM         JNL/MCM
                                              Select Small-Cap      Small Cap         Technology      Value Line(R)       VIP
                                                  Portfolio      Index Portfolio   Sector Portfolio    25 Portfolio     Portfolio
                                              ----------------   ---------------   ----------------   --------------  --------------
Operations
   Net investment income (loss)                $ (10,351,252)     $     (58,526)     $   (669,863)    $ (11,239,849)  $  (3,797,837)
   Net realized gain (loss) on investments        26,307,575         26,128,588          (544,278)       15,223,904       5,013,184
   Net change in unrealized appreciation
      (depreciation) on investments               31,262,322         11,616,724         4,357,911       (20,175,748)     33,778,179
                                               -------------      -------------      ------------     --------------  -------------
Net increase (decrease) in net assets
  from operations                                 47,218,645         37,686,786         3,143,770       (16,191,693)     34,993,526
                                               -------------      -------------      ------------     --------------  -------------
Contract transactions (1)
   Purchase payments (Note 4)                    166,083,683         69,563,587         9,161,085       432,075,389     153,152,022
   Surrenders and terminations                   (32,920,655)       (15,626,395)       (3,139,957)      (25,673,309)    (12,069,494)
   Transfers between portfolios                  (26,361,664)         1,251,972         5,307,171       (18,846,438)     11,423,407
   Net annuitization transactions                    (88,478)             2,834             7,592            66,057               -
   Policyholder charges (Note 3)                    (589,826)          (292,522)          (59,784)         (502,761)       (231,496)
                                               -------------      -------------      ------------     --------------  -------------
Net increase (decrease) in net assets from
  contract transactions                          106,123,060         54,899,476        11,276,107       387,118,938     152,274,439
                                               -------------      -------------      ------------     --------------  -------------
Net increase (decrease) in net assets            153,341,705         92,586,262        14,419,877       370,927,245     187,267,965

Net assets beginning of period                   546,750,815        217,907,919        45,266,333       451,872,792     225,951,268
                                               -------------      -------------      ------------     --------------  -------------
Net assets end of period                       $ 700,092,520      $ 310,494,181      $ 59,686,210     $ 822,800,037   $ 413,219,233
-------------------------------------------    =============      =============      ============     ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005            28,099,167         16,114,520         7,874,318        28,982,972      18,905,217

     Units Issued                                 11,045,168          7,538,219         5,981,345        36,086,161      16,002,570
     Units Redeemed                               (5,755,853)        (3,749,897)       (4,209,278)      (10,632,588)     (3,557,168)
                                               -------------      -------------      ------------     --------------  -------------
Units Outstanding at December 31, 2006            33,388,482         19,902,842         9,646,385        54,436,545      31,350,619
                                               =============      =============      ============     ==============  =============

                                              JNL/Oppenheimer                        JNL/PIMCO                         JNL/Putnam
                                               Global Growth    JNL/Oppenheimer    Total Return      JNL/Putnam          Midcap
                                                 Portfolio     Growth Portfolio   Bond Portfolio  Equity Portfolio  Growth Portfolio
                                              ---------------  ----------------  ---------------  ----------------  ----------------
Operations
   Net investment income (loss)                $  (1,624,943)    $   (429,111)    $   9,440,381    $  (1,151,262)     $   (532,825)
   Net realized gain (loss) on investments        15,200,657          916,126          (855,124)       2,038,977         2,438,390
   Net change in unrealized appreciation
      (depreciation) on investments                7,846,062          248,553        (1,415,611)      10,996,138          (860,069)
                                               -------------     ------------     -------------    -------------      ------------
Net increase (decrease) in net assets
  from operations                                 21,421,776          735,568         7,169,646       11,883,853         1,045,496
                                               -------------     ------------     -------------    -------------      ------------
Contract transactions (1)
   Purchase payments (Note 4)                     37,627,701        3,782,605        94,081,295        3,304,679         4,725,538
   Surrenders and terminations                   (12,062,396)      (2,486,345)      (28,021,517)     (20,787,344)       (3,441,614)
   Transfers between portfolios                    9,157,399          149,426        37,948,787       (9,703,480)       (1,746,766)
   Net annuitization transactions                    120,352          (18,700)          (44,704)         (11,759)            1,477
   Policyholder charges (Note 3)                    (172,255)         (71,536)         (392,286)        (166,704)          (84,973)
                                               -------------     ------------     -------------    -------------      ------------
Net increase (decrease) in net assets from
  contract transactions                           34,670,801        1,355,450       103,571,575      (27,364,608)         (546,338)
                                               -------------     ------------     -------------    -------------      ------------
Net increase (decrease) in net assets             56,092,577        2,091,018       110,741,221      (15,480,755)          499,158

Net assets beginning of period                   124,849,366       24,869,485       324,437,594      118,699,272        31,035,971
                                               -------------     ------------     -------------    -------------      ------------
Net assets end of period                       $ 180,941,943     $ 26,960,503     $ 435,178,815    $ 103,218,517      $ 31,535,129
-------------------------------------------    =============     ============     =============    =============      ============

(1) Contract unit transactions

Units Outstanding at December 31, 2005             9,917,994        2,846,168        24,289,445        6,487,515         3,744,190

     Units Issued                                  4,964,222        1,095,744        11,891,034          335,460         1,459,370
     Units Redeemed                               (2,377,057)        (946,623)       (4,478,123)      (1,808,869)       (1,540,563)
                                               -------------     ------------     -------------    -------------      ------------
Units Outstanding at December 31, 2006            12,505,159        2,995,289        31,702,356        5,014,106         3,662,997
                                               =============     ============     =============    =============      ============

                     See notes to the financial statements.                   36

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                                     JNL/              JNL/                               JNL/
                                                 JNL/Putnam      S&P Managed        S&P Managed         JNL/          S&P Managed
                                                Value Equity      Aggressive       Conservative      S&P Managed        Moderate
                                                 Portfolio     Growth Portfolio     Portfolio     Growth Portfolio     Portfolio
                                               -------------   ----------------   -------------   ----------------   -------------
Operations
   Net investment income (loss)                $  (2,268,493)   $  (5,172,975)    $     405,384   $    (5,765,707)   $     829,391
   Net realized gain (loss) on investments         6,827,770       54,367,842         1,887,404        71,909,495        4,395,462
   Net change in unrealized appreciation
      (depreciation) on investments               12,361,341       22,196,073         3,715,975        50,034,429       12,512,578
                                               -------------    -------------     -------------   ---------------    -------------
Net increase (decrease) in net assets from
   operations                                     16,920,618       71,390,940         6,008,763       116,178,217       17,737,431
                                               -------------    -------------     -------------   ---------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                      5,892,472       48,071,673        38,971,901       150,309,814      111,816,468
   Surrenders and terminations                   (27,927,438)     (51,595,953)       (7,798,417)      (87,538,202)     (13,087,824)
   Transfers between portfolios                   (9,410,261)     (36,981,961)       15,660,766       (32,717,369)      27,925,862
   Net annuitization transactions                   (170,761)          66,574           (23,475)       (1,845,097)               -
   Policyholder charges (Note 3)                    (204,874)        (913,495)         (149,315)       (1,518,132)        (259,669)
                                               -------------    -------------     -------------   ---------------    -------------
Net increase in net assets from contract
   transactions                                  (31,820,862)     (41,353,162)       46,661,460        26,691,014      126,394,837
                                               -------------    -------------     -------------   ---------------    -------------
Net increase (decrease) in net assets            (14,900,244)      30,037,778        52,670,223       142,869,231      144,132,268

Net assets beginning of period                   169,897,225      547,590,167        73,693,539       938,301,786      140,108,801
                                               -------------    -------------     -------------   ---------------    -------------
Net assets end of period                       $ 154,996,981    $ 577,627,945     $ 126,363,762   $ 1,081,171,017    $ 284,241,069
------------------------------------------     =============    =============     =============   ===============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005             9,314,513       40,948,202         7,023,084        69,873,370       12,957,804

      Units Issued                                   599,885        4,802,802         6,752,938        13,039,414       13,796,812
      Units Redeemed                              (2,332,529)      (7,740,451)       (2,415,078)      (11,152,842)      (2,543,240)
                                               -------------    -------------     -------------   ---------------    -------------
Units Outstanding at December 31, 2006             7,581,869       38,010,553        11,360,944        71,759,942       24,211,376
                                               =============    =============     =============   ===============    =============

                                            JNL/                                                                         JNL/
                                         S&P Managed           JNL/                JNL/                JNL/         S&P Retirement
                                          Moderate        S&P Retirement      S&P Retirement      S&P Retirement        Income
                                      Growth Portfolio  2015 Portfolio (a)  2020 Portfolio (a)  2025 Portfolio (a)   Portfolio (a)
                                      ----------------  ------------------  ------------------  ------------------  --------------
Operations
   Net investment income (loss)        $  (2,687,665)      $   (29,773)        $   (10,081)         $  (3,542)        $   (54,490)
   Net realized gain (loss) on
      investments                         45,390,277            14,119               1,488              2,947              57,619
   Net change in unrealized
     appreciation (depreciation)
     on investments                       43,751,178           297,647             119,253             46,779             365,162
                                       -------------       -----------         -----------          ---------         -----------
Net increase (decrease) in net
   operations                             86,453,790           281,993             110,660             46,184             368,291
                                       -------------       -----------         -----------          ---------         -----------
Contract transactions (1)
   Purchase payments (Note 4)            209,123,473         2,694,991             896,220            748,396           6,066,234
   Surrenders and terminations           (78,168,091)          (20,320)            (18,964)           (30,680)           (199,125)
   Transfers between portfolios           18,696,648         1,611,554             859,242            176,120           1,985,127
   Net annuitization transactions             29,964                 -                   -                  -                   -
   Policyholder charges (Note 3)          (1,264,619)             (202)                (28)              (737)               (181)
                                       -------------       -----------         -----------          ---------         -----------
Net increase in net assets from
   contract transactions                 148,417,375         4,286,023           1,736,470            893,099           7,852,055
                                       -------------       -----------         -----------          ---------         -----------
Net increase (decrease) in net
   assets                                234,871,165         4,568,016           1,847,130            939,283           8,220,346

Net assets beginning of period           759,012,984                 -                   -                  -                   -
                                       -------------       -----------         -----------          ---------         -----------
Net assets end of period               $ 993,884,149       $ 4,568,016         $ 1,847,130          $ 939,283         $ 8,220,346
---------------------------------      =============       ===========         ===========          =========         ===========

(1) Contract unit transactions
Units Outstanding at December
   31, 2005                               58,758,309                 -                   -                  -                   -

      Units Issued                        20,750,137           455,460             177,680             99,990             948,624
      Units Redeemed                      (9,776,424)          (33,520)             (9,406)           (14,940)           (171,434)
                                       -------------       -----------         -----------          ---------         -----------
Units Outstanding at December
   31, 2006                               69,732,022           421,940             168,274             85,050             777,190
                                       =============       ===========         ===========          =========         ===========

(a) Commencement of operations January 17, 2006.

                   See notes to the financial statements.                     37

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                   JNL/          JNL/Select        JNL/Select           JNL/             JNL/
                                             Select Balanced       Global          Large Cap        Select Money     Select Value
                                                Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio    Portfolio
                                             ---------------  ----------------  ----------------  ----------------  --------------
Operations
   Net investment income (loss)               $   4,603,403     $  (1,277,537)    $  (2,158,815)    $   5,749,414    $   1,950,479
   Net realized gain (loss) on investments       10,499,708        (1,676,959)        1,571,592               440        8,075,562
   Net change in unrealized appreciation
      (depreciation) on investments              28,565,497        15,358,070         4,486,384              (439)      10,023,529
                                              -------------     -------------     -------------     -------------    -------------
Net increase (decrease) in net assets
   from operations                               43,668,608        12,403,574         3,899,161         5,749,415       20,049,570
                                              -------------     -------------     -------------     -------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                    43,395,129         4,759,407         8,240,362       151,646,946       29,478,947
   Surrenders and terminations                  (48,056,686)      (20,734,361)      (23,629,861)      (65,705,096)      (8,903,404)
   Transfers between portfolios                   3,379,175        (4,956,796)      (15,084,965)       27,279,771       45,813,020
   Net annuitization transactions                  (140,505)          (14,355)          (30,408)         (399,880)          68,931
   Policyholder charges (Note 3)                   (466,940)         (156,201)         (280,703)       (1,074,344)        (141,008)
                                              -------------     -------------     -------------     -------------    -------------
Net increase (decrease) in net assets
   from contract transactions                    (1,889,827)      (21,102,306)      (30,785,575)      111,747,397       66,316,486
                                              -------------     -------------     -------------     -------------    -------------
Net increase (decrease) in net assets            41,778,781        (8,698,732)      (26,886,414)      117,496,812       86,366,056

Net assets beginning of period                  371,851,340       117,922,159       165,960,733       129,697,204       79,287,855
                                              -------------     -------------     -------------     -------------    -------------
Net assets end of period                      $ 413,630,121     $ 109,223,427     $ 139,074,319     $ 247,194,016    $ 165,653,911
------------------------------------------    =============     =============     =============     =============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005           16,635,149         6,149,342         7,241,214        10,932,578        4,555,238

      Units Issued                                2,925,183           455,468           706,373        28,652,663        4,489,771
      Units Redeemed                             (3,165,581)       (1,562,711)       (2,100,108)      (19,448,707)      (1,037,604)
                                              -------------     -------------     -------------     -------------    -------------
Units Outstanding at December 31, 2006           16,394,751         5,042,099         5,847,479        20,136,534        8,007,405
                                              =============     =============     =============     =============    =============

                                               JNL/T. Rowe        JNL/T. Rowe          JNL/          JNL/Western     JNL/Western
                                            Price Established    Price Mid-Cap    T. Rowe Price      High Yield        Strategic
                                             Growth Portfolio  Growth Portfolio  Value Portfolio   Bond Portfolio   Bond Portfolio
                                            -----------------  ----------------  ---------------   --------------   --------------
Operations
   Net investment income (loss)               $  (3,736,541)     $  (2,752,081)   $    (732,985)    $  14,216,016    $  (3,280,179)
   Net realized gain (loss) on investments       20,934,763         51,936,124       30,700,016        (1,531,901)        (493,495)
   Net change in unrealized appreciation
      (depreciation) on investments              22,496,691        (29,610,098)      18,002,785         7,950,104       10,636,386
                                              -------------      -------------    -------------     -------------    -------------
Net increase (decrease) in net assets from
   operations                                    39,694,913         19,573,945       47,969,816        20,634,219        6,862,712
                                              -------------      -------------    -------------     -------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                    30,761,377         56,169,615       37,600,243        49,278,595       58,520,622
   Surrenders and terminations                  (44,477,462)       (47,065,968)     (24,620,754)      (27,125,374)     (20,711,795)
   Transfers between portfolios                  (4,498,443)       (13,039,056)       8,673,615        32,174,295       19,477,766
   Net annuitization transactions                  (124,809)            (7,214)        (133,851)           16,205          (52,726)
   Policyholder charges (Note 3)                   (490,393)          (537,253)        (327,921)         (352,214)        (242,668)
                                              -------------      -------------    -------------     -------------    -------------
Net increase (decrease) in net assets from
   contract transactions                        (18,829,730)        (4,479,876)      21,191,332        53,991,507       56,991,199
                                              -------------      -------------    -------------     -------------    -------------
Net increase (decrease) in net assets            20,865,183         15,094,069       69,161,148        74,625,726       63,853,911

Net assets beginning of period                  345,756,304        380,759,492      254,751,384       209,498,579      187,198,601
                                              -------------      -------------    -------------     -------------    -------------
Net assets end of period                      $ 366,621,487      $ 395,853,561    $ 323,912,532     $ 284,124,305    $ 251,052,512
------------------------------------------    =============      =============    =============     =============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005           14,267,380         11,678,338       18,572,842        17,806,749       10,244,424

      Units Issued                                2,070,913          2,521,711        4,953,646        10,171,331        5,407,127
      Units Redeemed                             (2,986,261)        (2,920,173)      (3,498,455)       (6,439,578)      (2,308,545)
                                              -------------      -------------    -------------     -------------    -------------
Units Outstanding at December 31, 2006           13,352,032         11,279,876       20,028,033        21,538,502       13,343,006
                                              =============      =============    =============     =============    =============

                    See notes to the financial statements.                    38

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                               JNL/Western
                                             U.S. Government
                                               & Quality
                                             Bond Portfolio
                                             ---------------
Operations
   Net investment income (loss)               $  (2,585,339)
   Net realized gain (loss) on investments       (1,720,470)
   Net change in unrealized appreciation
   (depreciation) on investments                  7,172,678
                                              -------------
Net increase (decrease) in net assets from
   operations                                     2,866,869
                                              -------------
Contract transactions (1)
   Purchase payments (Note 4)                    21,479,658
   Surrenders and terminations                  (23,200,659)
   Transfers between portfolios                  (1,906,950)
   Net annuitization transactions                    32,917
   Policyholder charges (Note 3)                   (254,850)
                                              -------------
Net increase (decrease) in net assets from
   contract transactions                         (3,849,884)
                                              -------------
Net increase (decrease) in net assets              (983,015)

Net assets beginning of period                  168,504,357
                                              -------------
Net assets end of period                      $ 167,521,342
------------------------------------------    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005           11,097,877

      Units Issued                                2,955,819
      Units Redeemed                             (3,225,538)
                                              -------------
Units Outstanding at December 31, 2006           10,828,158
                                              =============

                    See notes to the financial statements.                    39

Jackson National Separate Account I
Notes to Financial Statements

Note 1 - Organization

Jackson National Life Insurance Company ("Jackson") established Jackson National Separate Account I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained ninety-three (93) Portfolios during 2007, but currently contains eighty-six (86) Portfolios as of December 31, 2007, each of which invests in the following mutual funds ("Funds"):

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund(1)
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund*
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund(1)
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Value Equity Fund
JNL/Putnam Midcap Growth Fund(1)
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Growth Retirement Strategy Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Moderate Growth Retirement Strategy Fund
JNL/S&P Moderate Retirement Strategy Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 1 - Organization (continued)

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------

JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow(SM) 10 Fund*
JNL/MCM Dow(SM) Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Global 15 Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 10 Fund*
JNL/MCM S&P(R) 24 Fund*
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

--------------------------------------------------------------------------------
                            Variable Insurance Funds
--------------------------------------------------------------------------------

Fifth Third Balanced VIP Fund(3)
Fifth Third Disciplined Value VIP Fund(3)
Fifth Third Mid Cap VIP Fund(3)
Fifth Third Quality Growth VIP Fund(3)

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2007, the following acquisitions were accomplished at no cost to the contract owners:

------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED PORTFOLIO                                 ACQUIRING PORTFOLIO                                         EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/Alger Growth Fund                              JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Fund                        JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Fund                      JNL/FI Mid-Cap Equity Fund                                  November 30,2007
------------------------------------------------------------------------------------------------------------------------------------

During the year ended December 31, 2007, the following Funds changed names:

------------------------------------------------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME                               CURRENT PORTFOLIO NAME                                      EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Fund                       JNL/PPM America Value Equity Fund(2)                        January 16, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Mid-Cap Equity Fund                        JNL/FI Mid-Cap Equity Fund                                  April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Balanced Fund                              JNL/FI Balanced Fund                                        April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western High Yield Bond Fund                   JNL/PPM America High Yield Bond Fund(2)                     April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western Strategic Bond Fund                    JNL/Goldman Sachs Core Plus Bond Fund(2)                    April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western U.S. Government & Quality Bond Fund    JNL/JPMorgan U.S. Government & Quality Bond Fund(2)         April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Nasdaq 15 Fund*                            JNL/MCM Nasdaq 25 Fund*                                     December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Value Line 25 Fund*                        JNL/MCM Value Line 30 Fund*                                 December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FI Balanced Fund                               JNL/Capital Guardian Global Balanced Fund(2)                December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FI Mid-Cap Equity Fund                         JNL/JPMorgan MidCap Growth Fund(2)                          December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan International Equity Fund             JNL/AIM International Growth Fund(2)                        December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Equity Fund                             JNL/PPM America Core Equity Fund(2)                         December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Select Global Growth Fund                      JNL/Capital Guardian Global Diversified Research Fund(2)    December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Select Large Cap Growth Fund                   JNL/Capital Guardian U.S. Growth Equity Fund(2)             December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------

(1)   These funds are no longer available as of December 31, 2007.

(2)   These name changes are due to changes in sub-advisors.

(3) On October 12, 2007, these funds were closed. All remaining assets were transferred to the JNL/Select Money Market Fund.

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

      The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 2 - Significant Accounting Policies (continued)

New Accounting Pronouncement

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for future periods.

Note 3 - Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

      Contract Maintenance Charge

      An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2007 and 2006, contract maintenance charges were assessed in the amount of $4,031,655 and $3,411,936, respectively.

      Transfer Fee Charge

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
      Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the years ended December 31, 2007 and 2006, transfer fee charges were assessed in the amount of $13,285 and $13,545, respectively.

      Surrender or Contingent Deferred Sales Charge

      During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2007 and 2006, surrender charges were assessed in the amount of $24,796,391 and $16,200,921, respectively.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)

      Optional Benefit Charges

      Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.84%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base. The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% - 1.02%, depending on the product, of the Guaranteed Value (GV). The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.71%, depending on the product. Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.75%. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges

      Insurance Charges

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administrating the Separate Account and its contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

      Optional Benefit Charges

      Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

      Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner's allocations to the portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.695%.

      Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

      20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner's allocations to the portfolios.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)

Asset-based Charges (continued)

      Optional Benefit Charges (continued)

      Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.80% on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 - Related Party Transactions

      For contract enhancement benefits related to the optional benefits offered, Jackson contributed $94,185,834 and $55,633,702 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 - Purchases and Sales of Investments

      For the year ended December 31, 2007, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                            Proceeds
                                                        Purchases          from Sales
                                                        --------------   --------------
JNL/AIM International Growth Fund                       $  119,377,826   $   60,035,604
JNL/AIM Large Cap Growth Fund                              145,077,381       54,127,158
JNL/AIM Real Estate Fund                                   196,634,936      173,066,915
JNL/AIM Small Cap Growth Fund                               42,549,013       22,292,490
JNL/Alger Growth Fund                                        7,085,193      150,139,589
JNL/Capital Guardian Global Balanced Fund                   87,865,417       53,903,145
JNL/Capital Guardian Global Diversified Research Fund       66,957,621       40,429,342
JNL/Capital Guardian International Small Cap Fund            1,975,348            4,316
JNL/Capital Guardian U.S. Growth Equity Fund                45,717,467       44,968,998
JNL/Credit Suisse Global Natural Resources Fund            322,759,002       52,173,661
JNL/Credit Suisse Long/Short Fund                           24,862,010        6,210,828
JNL/Eagle Core Equity Fund                                  26,999,984       24,195,294
JNL/Eagle SmallCap Equity Fund                             138,770,418       71,463,498
JNL/Franklin Templeton Founding Strategy Fund              954,527,198      174,433,016
JNL/Franklin Templeton Global Growth Fund                   68,312,006       19,783,624
JNL/Franklin Templeton Income Fund                         274,145,447       70,150,923
JNL/Franklin Templeton Mutual Shares Fund                   92,772,342       19,838,712
JNL/Franklin Templeton Small Cap Value Fund                 53,876,463       34,694,191
JNL/Goldman Sachs Core Plus Bond Fund                      162,738,937       93,951,998
JNL/Goldman Sachs Mid Cap Value Fund                        87,636,973       49,644,010
JNL/Goldman Sachs Short Duration Bond Fund                 104,815,703       65,072,832
JNL/JPMorgan International Value Fund                      285,442,050      186,077,740
JNL/JPMorgan MidCap Growth Fund                             57,985,823       46,297,227
JNL/JPMorgan U.S. Government & Quality Bond Fund            96,318,919       77,452,333
JNL/Lazard Emerging Markets Fund                           254,283,732       63,999,166
JNL/Lazard Mid Cap Value Fund                              166,140,364       93,999,643
JNL/Lazard Small Cap Value Fund                             48,850,189       46,254,209
JNL/MCM 10 x 10 Fund                                        79,033,395       25,633,687
JNL/MCM Bond Index Fund                                    158,112,492       91,530,028
JNL/MCM Enhanced S&P 500 Stock Index Fund                   52,292,942       39,219,775
JNL/MCM Index 5 Fund                                        37,524,416        9,474,485
JNL/MCM International Index Fund                           255,757,666      186,346,187
JNL/MCM S&P 400 MidCap Index Fund                          208,828,412      136,972,006
JNL/MCM S&P 500 Index Fund                                 191,226,460      148,636,862
JNL/MCM Small Cap Index Fund                               146,562,372      111,860,485
JNL/Oppenheimer Global Growth Fund                          89,253,299       70,019,114
JNL/Oppenheimer Growth Fund                                 19,505,055       43,141,869
JNL/PIMCO Real Return Fund                                  98,006,554       25,543,665
JNL/PIMCO Total Return Bond Fund                           290,306,593      142,144,214
JNL/PPM America Core Equity Fund                             7,052,857       28,512,331
JNL/PPM America High Yield Bond Fund                       234,850,121      223,954,659
JNL/PPM America Value Equity Fund                           19,756,252       48,427,809
JNL/Putnam Midcap Growth Fund                               11,304,780       43,053,737
JNL/S&P 4 Fund                                              22,306,425           69,561
JNL/S&P Competitive Advantage Fund                           6,302,458           27,145
JNL/S&P Disciplined Growth Fund                             16,503,849          854,631
JNL/S&P Disciplined Moderate Fund                           37,427,992        4,298,239
JNL/S&P Disciplined Moderate Growth Fund                    44,490,113        6,309,702
JNL/S&P Dividend Income & Growth Fund                          743,201            1,155
JNL/S&P Growth Retirement Strategy Fund                        842,308           31,764
JNL/S&P Intrinsic Value Fund                                11,926,478           38,942
JNL/S&P Managed Aggressive Growth Fund                     146,266,150      157,422,986
JNL/S&P Managed Conservative Fund                          222,277,522      108,913,949
JNL/S&P Managed Growth Fund                                351,455,141      248,100,076
JNL/S&P Managed Moderate Fund                              297,432,609      110,171,048
JNL/S&P Managed Moderate Growth Fund                       518,255,326      263,338,547
JNL/S&P Moderate Growth Retirement Strategy Fund               854,346          172,126
JNL/S&P Moderate Retirement Strategy Fund                      318,880           18,165
JNL/S&P Retirement 2015 Fund                                13,520,604        2,771,891
JNL/S&P Retirement 2020 Fund                                 7,407,967        1,134,214
JNL/S&P Retirement 2025 Fund                                 4,676,305          977,426
JNL/S&P Retirement Income Fund                              24,985,881        5,049,156
JNL/S&P Total Yield Fund                                     3,319,702           25,803
JNL/Select Balanced Fund                                   210,434,301      129,730,047
JNL/Select Money Market Fund                             1,279,799,657      908,999,121
JNL/Select Value Fund                                      147,581,573       92,843,584
JNL/T.Rowe Price Established Growth Fund                   333,497,764      146,853,122
JNL/T.Rowe Price Mid-Cap Growth Fund                       243,631,149      141,570,353
JNL/T.Rowe Price Value Fund                                195,835,933      126,871,024

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 - Purchases and Sales of Investments (continued)

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------

                                                                            Proceeds
                                                        Purchases          from Sales
                                                        --------------   --------------
JNL/MCM 25 Fund                                         $  242,818,619   $  215,456,912
JNL/MCM Communications Sector Fund                          97,067,116       63,562,958
JNL/MCM Consumer Brands Sector Fund                         22,473,191       25,067,743
JNL/MCM Dow 10 Fund                                        275,190,178      316,855,454
JNL/MCM Dow Dividend Fund                                  318,432,958      170,939,387
JNL/MCM Financial Sector Fund                               50,473,298       51,220,616
JNL/MCM Global 15 Fund                                     502,419,850      435,297,738
JNL/MCM Healthcare Sector Fund                              84,493,545       61,399,499
JNL/MCM JNL 5 Fund                                       2,944,053,920    1,148,363,709
JNL/MCM JNL Optimized 5 Fund                               335,906,994       51,938,757
JNL/MCM Nasdaq 25 Fund                                      81,250,461       53,475,061
JNL/MCM NYSE International 25 Fund                          73,954,126       11,627,176
JNL/MCM Oil & Gas Sector Fund                              317,479,256      231,073,279
JNL/MCM S&P 10 Fund                                        260,655,761      271,396,892
JNL/MCM S&P 24 Fund                                         16,092,562       12,307,534
JNL/MCM S&P SMid 60 Fund                                    45,578,155        9,579,845
JNL/MCM Select Small-Cap Fund                              290,350,710      224,735,760
JNL/MCM Technology Sector Fund                              89,589,174       55,439,071
JNL/MCM Value Line 30 Fund                                 512,505,733      395,859,048
JNL/MCM VIP Fund                                           182,215,034      203,110,613

--------------------------------------------------------------------------------
                            Variable Insurance Funds
--------------------------------------------------------------------------------

                                                                            Proceeds
                                                        Purchases          from Sales
                                                        --------------   --------------
Fifth Third Balanced VIP Fund                           $      147,946   $      285,377
Fifth Third Disciplined Value VIP Fund                       2,828,399        9,141,624
Fifth Third Mid Cap VIP Fund                                 1,484,025        3,743,528
Fifth Third Quality Growth VIP Fund                          2,271,452        7,568,540

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights

The following is a summary for each period in the five year period ended December 31, 2007 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                    Fifth Third         Fifth Third        Fifth Third        Fifth Third          JNL/AIM
                                      Balanced       Disciplined Value       Mid Cap         Quality Growth     International
                                  VIP Portfolio(b)    VIP Portfolio(b)   VIP Portfolio(b)   VIP Portfolio(b)   Growth Portfolio
                                  ----------------   -----------------   ----------------   ----------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 12.985246        $ 18.164526         $ 18.123573        $  8.044607        $ 14.019714
   Total Return *                         6.45%              6.12%              11.98%             16.44%              5.54%
   Ratio of Expenses **                   3.16%              3.41%               3.41%              3.41%              3.91%

Period ended December 31, 2006

   Unit Value                      $ 12.198984        $ 17.116518         $ 16.184937        $  6.908989        $ 13.283412
   Total Return *                         3.93%***          16.36%               6.36%              1.25%             17.90%
   Ratio of Expenses **                   3.16%              3.41%               3.41%              3.41%              3.91%

Period ended December 31, 2005

   Unit Value                      $ 11.782942        $ 14.710224         $ 15.216546        $  6.823488        $ 11.267140
   Total Return *                        -0.53%              2.88%               6.32%              2.53%              3.64%***
   Ratio of Expenses **                   2.41%              3.41%               3.41%              3.41%              3.91%

Period ended December 31, 2004

   Unit Value                      $ 11.845398        $ 14.298550         $ 14.311708        $  6.655426        $ 11.064433
   Total Return *                         3.49%***           7.80%***            5.24%***           3.96%***           9.87%***
   Ratio of Expenses **                   2.41%              3.41%               3.41%              3.41%              3.45%

Period ended December 31, 2003

   Unit Value                              n/a                n/a                 n/a                n/a        $ 10.270368
   Total Return *                          n/a                n/a                 n/a                n/a               6.68%***
   Ratio of Expenses **                    n/a                n/a                 n/a                n/a               2.96%

                                                                                                                    JNL/Capital
                                       JNL/AIM            JNL/AIM            JNL/AIM                              Guardian Global
                                      Large Cap         Real Estate         Small Cap            JNL/Alger           Balanced
                                  Growth Portfolio      Portfolio(c)     Growth Portfolio   Growth Portfolio(a)      Portfolio
                                  ----------------   -----------------   ----------------   -------------------   ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 12.418859        $ 12.284252         $ 13.881145         $ 17.156448         $ 10.657491
   Total Return *                        11.47%            -18.12%              -2.85%***            7.92%               3.85%
   Ratio of Expenses **                   3.75%              3.71%               3.51%               3.45%               3.86%

Period ended December 31, 2006

   Unit Value                      $ 11.141032        $ 15.003152         $ 12.952147         $ 15.897582         $ 10.262688
   Total Return *                         3.90%             31.43%              10.62%               1.41%               6.60%
   Ratio of Expenses **                   3.75%              3.71%               3.45%               3.45%               3.86%

Period ended December 31, 2005

   Unit Value                      $ 10.722972        $ 11.415702         $ 11.709139         $ 15.676069         $  9.626865
   Total Return *                         3.30%              0.00%***            4.75%               8.51%               5.93%
   Ratio of Expenses **                   3.75%              3.71%               3.45%               3.45%               3.86%

Period ended December 31, 2004

   Unit Value                      $ 10.380847                n/a         $ 11.177826         $ 14.447148         $  9.087874
   Total Return *                         4.65%***            n/a                2.35%***            0.32%***            6.75%***
   Ratio of Expenses **                   3.75%               n/a                3.45%               3.45%               3.86%

Period ended December 31, 2003

   Unit Value                      $  9.979643                n/a         $ 10.957129         $ 14.885250         $  8.938991
   Total Return *                         2.79%***            n/a                9.40%***            9.75%***            5.61%***
   Ratio of Expenses **                   2.91%               n/a                2.91%               2.91%               2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of 4/27/07.

(b) For 2007, the period is from January 1, 2007 through liquidation October 12, 2007. Unit values disclosed are as of 10/12/07.

(c)   Commencement of operations May 2, 2005.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                    Fifth Third         Fifth Third        Fifth Third        Fifth Third          JNL/AIM
                                      Balanced       Disciplined Value       Mid Cap         Quality Growth     International
                                  VIP Portfolio(b)    VIP Portfolio(b)   VIP Portfolio(b)   VIP Portfolio(b)   Growth Portfolio
                                  ----------------   -----------------   ----------------   ----------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 14.280302        $ 20.343790         $ 20.297497        $ 9.299272         $ 20.253728
   Total Return *                         8.06%              7.94%              13.90%            18.43%               8.68%
   Ratio of Expenses **                   1.25%              1.25%               1.25%             1.25%               1.00%

Period ended December 31, 2006

   Unit Value                      $ 13.215690        $ 18.847190         $ 17.821040        $ 7.852031         $ 18.636415
   Total Return *                         7.66%             18.89%               8.68%             3.46%              21.37%
   Ratio of Expenses **                   1.25%              1.25%               1.25%             1.25%               1.00%

Period ended December 31, 2005

   Unit Value                      $ 12.275947        $ 15.852385         $ 16.397673        $ 7.589596         $ 15.355109
   Total Return *                         0.75%              5.12%               8.64%             4.76%               9.59%
   Ratio of Expenses **                   1.25%              1.25%               1.25%             1.25%               1.00%

Period ended December 31, 2004

   Unit Value                      $ 12.183991        $ 15.080382         $ 15.093897        $ 7.244899         $ 14.011462
   Total Return *                         4.71%***          11.92%***            6.22%***          3.68%***           15.18%
   Ratio of Expenses **                   1.25%              1.25%               1.25%             1.25%               1.00%

Period ended December 31, 2003

   Unit Value                              n/a                n/a                 n/a               n/a         $ 12.164594
   Total Return *                          n/a                n/a                 n/a               n/a               16.60%***
   Ratio of Expenses **                    n/a                n/a                 n/a               n/a                1.00%

                                                                                                                    JNL/Capital
                                       JNL/AIM            JNL/AIM            JNL/AIM                              Guardian Global
                                      Large Cap         Real Estate         Small Cap            JNL/Alger           Balanced
                                  Growth Portfolio      Portfolio(c)     Growth Portfolio   Growth Portfolio(a)      Portfolio
                                  ----------------   -----------------   ----------------   -------------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 14.717475         $ 13.204592        $ 16.208684         $ 22.760029         $ 13.271782
   Total Return *                        14.59%             -15.86%             10.26%               8.78%               6.88%
   Ratio of Expenses **                   1.00%               1.00%              1.00%               1.00%               1.00%

Period ended December 31, 2006

   Unit Value                      $ 12.843047         $ 15.693623        $ 14.700524         $ 20.922199         $ 12.417826
   Total Return *                         6.79%              35.03%             13.35%               3.92%               9.69%
   Ratio of Expenses **                   1.00%               1.00%              1.00%               1.00%               1.00%

Period ended December 31, 2005

   Unit Value                      $ 12.026701         $ 11.622681        $ 12.968937         $ 20.132698         $ 11.320907
   Total Return *                         6.17%               8.19%***           7.34%              11.19%               9.00%
   Ratio of Expenses **                   1.00%               1.00%              1.00%               1.00%               1.00%

Period ended December 31, 2004

   Unit Value                      $ 11.327999                 n/a        $ 12.081613         $ 18.106523         $ 10.386549
   Total Return *                         7.15%***             n/a               3.13%***           -2.18%***            6.66%***
   Ratio of Expenses **                   1.00%                n/a               1.00%               1.00%               1.00%

Period ended December 31, 2003

   Unit Value                      $ 10.368162                 n/a        $ 11.382319         $ 17.200539         $  9.535089
   Total Return *                        28.54%                n/a              36.85%              33.74%              12.43%
   Ratio of Expenses **                   1.15%                n/a               1.15%               1.15%               1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of 4/27/07.

(b) For 2007, the period is from January 1, 2007 through liquidation October 12, 2007. Unit values disclosed are as of 10/12/07.

(c)   Commencement of operations May 2, 2005.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         Fifth Third         Fifth Third        Fifth Third        Fifth Third          JNL/AIM
                                           Balanced       Disciplined Value       Mid Cap         Quality Growth     International
                                       VIP Portfolio(b)    VIP Portfolio(b)   VIP Portfolio(b)   VIP Portfolio(b)   Growth Portfolio
                                       ----------------   -----------------   ----------------   ----------------   ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)                $    -            $     -             $     -            $     -           $ 203,285
   Units Outstanding (in thousands)              -                  -                   -                  -              10,936
   Investment Income Ratio *                  1.65%              3.44%               1.09%              3.89%               1.65%

Period ended December 31, 2006

   Net Assets (in thousands)                $  146            $ 8,023             $ 3,120            $ 6,025           $ 132,458
   Units Outstanding (in thousands)             11                434                 179                789               7,662
   Investment Income Ratio *                  2.52%              3.12%               0.03%              0.80%               1.62%

Period ended December 31, 2005

   Net Assets (in thousands)                $  139            $ 6,339             $ 2,722            $ 5,255           $  88,044
   Units Outstanding (in thousands)             11                406                 169                709               6,119
   Investment Income Ratio *                  1.68%              1.35%               0.10%              0.03%               1.75%

Period ended December 31, 2004

   Net Assets (in thousands)                $  123            $ 3,841             $ 1,691            $ 3,316           $  78,422
   Units Outstanding (in thousands)             10                257                 113                466               5,920
   Investment Income Ratio *                  0.64%              0.50%               0.00%              0.00%               1.27%

Period ended December 31, 2003

   Net Assets (in thousands)                   n/a                n/a                 n/a                n/a           $  81,746
   Units Outstanding (in thousands)            n/a                n/a                 n/a                n/a               7,056
   Investment Income Ratio *                   n/a                n/a                 n/a                n/a                1.69%

                                                                                                                       JNL/Capital
                                          JNL/AIM            JNL/AIM            JNL/AIM                              Guardian Global
                                          Large Cap        Real Estate         Small Cap            JNL/Alger           Balanced
                                      Growth Portfolio     Portfolio(c)     Growth Portfolio   Growth Portfolio(a)      Portfolio
                                      ----------------   ----------------   ----------------   -------------------   ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)             $ 193,899          $ 134,186           $ 69,218            $       -           $ 183,983
   Units Outstanding (in thousands)         13,729             10,355              4,448                    -              14,528
   Investment Income Ratio *                  0.57%              2.77%              0.34%                0.20%               2.54%

Period ended December 31, 2006

   Net Assets (in thousands)             $  89,484          $ 151,821           $ 47,863            $ 131,911           $ 151,521
   Units Outstanding (in thousands)          7,210              9,795              3,368                6,621              12,674
   Investment Income Ratio *                  0.02%              1.51%              0.00%                0.02%               0.93%

Period ended December 31, 2005

   Net Assets (in thousands)             $  77,265          $  23,177           $ 45,043            $ 157,540           $ 118,850
   Units Outstanding (in thousands)          6,605              2,005              3,570                8,153              10,813
   Investment Income Ratio *                  0.04%              0.00%              0.00%                0.10%               0.01%

Period ended December 31, 2004

   Net Assets (in thousands)             $  63,173                n/a           $ 39,024            $ 165,724           $  97,768
   Units Outstanding (in thousands)          5,689                n/a              3,293                9,468               9,610
   Investment Income Ratio *                  0.00%               n/a               0.00%                0.01%               1.33%

Period ended December 31, 2003

   Net Assets (in thousands)             $  33,754                n/a           $ 40,305            $ 191,213           $  85,632
   Units Outstanding (in thousands)          3,286                n/a              3,572               11,287               9,046
   Investment Income Ratio *                  0.00%               n/a               0.00%                0.00%               1.59%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(b) For 2007, the period is from January 1, 2007 through liquidation October 12, 2007.

(c)   Commencement of operations May 2, 2005.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                     JNL/Capital          JNL/Capital         JNL/Capital     JNL/Credit Suisse         JNL/
                                   Guardian Global         Guardian          Guardian U.S.     Global Natural      Credit Suisse
                                     Diversified      International Small    Growth Equity        Resources          Long/Short
                                 Research Portfolio     Cap Portfolio(b)       Portfolio         Portfolio(a)       Portfolio(a)
                                 ------------------   -------------------   ---------------   -----------------   ---------------
Highest expense ratio
Period ended December 31, 2007

   Unit Value                      $ 22.719950           $ 9.848527         $ 23.335999        $ 13.428198        $ 10.538002
   Total Return *                        16.05%               -1.51%***            6.03%             -3.84%***           3.69%***
   Ratio of Expenses **                   3.86%               2.845%               3.41%              3.61%              3.05%

Period ended December 31, 2006

   Unit Value                      $ 19.577115                  n/a         $ 22.007930                n/a                n/a
   Total Return *                         9.03%                 n/a                1.11%               n/a                n/a
   Ratio of Expenses **                   3.86%                 n/a                3.41%               n/a                n/a

Period ended December 31, 2005

   Unit Value                      $ 17.956055                  n/a         $ 21.766740                n/a                n/a
   Total Return *                        -1.94%                 n/a                5.48%***            n/a                n/a
   Ratio of Expenses **                   3.86%                 n/a                3.41%               n/a                n/a

Period ended December 31, 2004

   Unit Value                      $ 18.310425                  n/a         $ 21.933995                n/a                n/a
   Total Return *                         8.68%***              n/a                6.28%***            n/a                n/a
   Ratio of Expenses **                   3.86%                 n/a                3.21%               n/a                n/a

Period ended December 31, 2003

   Unit Value                      $ 17.266421                  n/a         $ 20.815659                n/a                n/a
   Total Return *                        22.25%                 n/a                4.49%***            n/a                n/a
   Ratio of Expenses **                   1.40%                 n/a                2.91%               n/a                n/a

                                                                                             JNL/Franklin
                                    JNL/Eagle         JNL/Eagle          JNL/Franklin          Templeton         JNL/Franklin
                                   Core Equity     SmallCap Equity     Templeton Founding    Global Growth         Templeton
                                    Portfolio         Portfolio      Strategy Portfolio(a)    Portfolio(a)    Income Portfolio(c)
                                 ---------------   ---------------   ---------------------   --------------   -------------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 15.359991       $ 19.503996           $ 9.775729          $ 9.721359         $ 10.536430
   Total Return *                      -2.79%             7.77%               -6.46%***           -5.91%***           -1.73%
   Ratio of Expenses **                 3.40%             3.91%                3.31%               3.61%               3.56%

Period ended December 31, 2006

   Unit Value                    $ 15.801623       $ 18.097518                  n/a                 n/a         $ 10.722272
   Total Return *                       8.60%            15.49%                 n/a                 n/a                4.10%***
   Ratio of Expenses **                 3.40%             3.91%                 n/a                 n/a                3.56%

Period ended December 31, 2005

   Unit Value                    $ 14.549938       $ 15.669951                  n/a                 n/a                 n/a
   Total Return *                      -0.07%            -0.24%***              n/a                 n/a                 n/a
   Ratio of Expenses **                 3.40%             3.91%                 n/a                 n/a                 n/a

Period ended December 31, 2004

   Unit Value                    $ 14.560445       $ 16.580951                  n/a                 n/a                 n/a
   Total Return *                       8.80%***         14.09%***              n/a                 n/a                 n/a
   Ratio of Expenses **                 3.40%             3.40%                 n/a                 n/a                 n/a

Period ended December 31, 2003

   Unit Value                    $ 14.684021       $ 14.965423                  n/a                 n/a                 n/a
   Total Return *                       4.67%***          3.95%***              n/a                 n/a                 n/a
   Ratio of Expenses **                 2.91%             2.91%                 n/a                 n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                     JNL/Capital          JNL/Capital         JNL/Capital     JNL/Credit Suisse         JNL/
                                   Guardian Global         Guardian          Guardian U.S.      Global Natural     Credit Suisse
                                     Diversified      International Small    Growth Equity        Resources          Long/Short
                                 Research Portfolio     Cap Portfolio(b)       Portfolio         Portfolio(a)       Portfolio(a)
                                 ------------------   -------------------   ---------------   -----------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 32.201914           $ 9.860527         $ 31.644131         $ 13.767720       $ 10.731355
   Total Return *                        19.32%***            -1.39%***            8.63%              14.25%***          6.45%***
   Ratio of Expenses **                   1.10%                1.25%               1.00%               1.00%             1.15%

Period ended December 31, 2006

   Unit Value                      $ 26.987965                  n/a         $ 29.129267                 n/a               n/a
   Total Return *                        12.65%                 n/a                3.57%                n/a               n/a
   Ratio of Expenses **                   1.15%                 n/a                1.00%                n/a               n/a

Period ended December 31, 2005

   Unit Value                      $ 23.956905                  n/a         $ 28.126118                 n/a               n/a
   Total Return *                         0.75%                 n/a                3.63%                n/a               n/a
   Ratio of Expenses **                   1.15%                 n/a                1.00%                n/a               n/a

Period ended December 31, 2004

   Unit Value                      $ 23.778364                  n/a         $ 27.141128                 n/a               n/a
   Total Return *                        10.40%***              n/a               10.56%                n/a               n/a
   Ratio of Expenses **                   1.15%                 n/a                1.00%                n/a               n/a

Period ended December 31, 2003

   Unit Value                      $ 17.266421                  n/a         $ 24.548717                 n/a               n/a
   Total Return *                        22.25%                 n/a               12.73%***             n/a               n/a
   Ratio of Expenses **                   1.40%                 n/a                1.00%                n/a               n/a

                                                                                             JNL/Franklin
                                    JNL/Eagle         JNL/Eagle          JNL/Franklin          Templeton        JNL/Franklin
                                   Core Equity     SmallCap Equity    Templeton Founding     Global Growth        Templeton
                                    Portfolio         Portfolio      Strategy Portfolio(a)    Portfolio(a)   Income Portfolio(c)
                                 ---------------   ---------------   ---------------------   -------------   -------------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 20.143014       $ 27.096246           $ 9.993973          $ 9.957514        $ 10.996249
   Total Return *                      -0.42%            10.97%               -1.17%***            2.11%**            0.83%
   Ratio of Expenses **                 1.00%             1.00%                1.00%               1.10%              1.00%

Period ended December 31, 2006

   Unit Value                    $ 20.228069       $ 24.417432                  n/a                 n/a        $ 10.908218
   Total Return *                      11.23%            18.89%                 n/a                 n/a              -0.02%***
   Ratio of Expenses **                 1.00%             1.00%                 n/a                 n/a               1.00%

Period ended December 31, 2005

   Unit Value                    $ 18.185242       $ 20.537083                  n/a                 n/a                n/a
   Total Return *                       2.35%             1.50%                 n/a                 n/a                n/a
   Ratio of Expenses **                 1.00%             1.00%                 n/a                 n/a                n/a

Period ended December 31, 2004

   Unit Value                    $ 17.767948       $ 20.232962                  n/a                 n/a                n/a
   Total Return *                       3.82%***         17.62%                 n/a                 n/a                n/a
   Ratio of Expenses **                 1.00%             1.00%                 n/a                 n/a                n/a

Period ended December 31, 2003

   Unit Value                    $ 16.695529       $ 17.202438                  n/a                 n/a                n/a
   Total Return *                      23.12%            13.51%***              n/a                 n/a                n/a
   Ratio of Expenses **                 1.15%             1.00%                 n/a                 n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                          JNL/Capital         JNL/Capital        JNL/Capital    JNL/Credit Suisse        JNL/
                                        Guardian Global        Guardian         Guardian U.S.     Global Natural    Credit Suisse
                                          Diversified     International Small   Growth Equity       Resources         Long/Short
                                      Research Portfolio    Cap Portfolio(b)      Portfolio        Portfolio(a)      Portfolio(a)
                                      ------------------  -------------------  ---------------  -----------------  ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 155,406             $ 1,986          $ 151,626         $ 294,796         $ 19,247
   Units Outstanding (in thousands)           5,770                 202              5,756            21,577            1,804
   Investment Income Ratio *                   0.71%               0.00%              0.00%             0.00%            0.00%

Period ended December 31, 2006

   Net Assets (in thousands)              $ 109,223                 n/a          $ 139,074               n/a              n/a
   Units Outstanding (in thousands)           5,042                 n/a              5,847               n/a              n/a
   Investment Income Ratio *                   0.30%                n/a               0.00%              n/a              n/a

Period ended December 31, 2005

   Net Assets (in thousands)              $ 117,922                 n/a          $ 165,961               n/a              n/a
   Units Outstanding (in thousands)           6,149                 n/a              7,241               n/a              n/a
   Investment Income Ratio *                   0.50%                n/a               0.00%              n/a              n/a

Period ended December 31, 2004

   Net Assets (in thousands)              $ 142,752                 n/a          $ 204,976               n/a              n/a
   Units Outstanding (in thousands)           7,517                 n/a              9,239               n/a              n/a
   Investment Income Ratio *                   0.00%                n/a               0.00%              n/a              n/a

Period ended December 31, 2003

   Net Assets (in thousands)              $ 162,665                 n/a          $ 201,383               n/a              n/a
   Units Outstanding (in thousands)           9,421                 n/a             10,130               n/a              n/a
   Investment Income Ratio *                   0.00%                n/a               0.00%              n/a              n/a

                                                                                                 JNL/Franklin
                                        JNL/Eagle         JNL/Eagle          JNL/Franklin          Templeton        JNL/Franklin
                                       Core Equity     SmallCap Equity    Templeton Founding     Global Growth        Templeton
                                        Portfolio         Portfolio      Strategy Portfolio(a)    Portfolio(a)   Income Portfolio(c)
                                     ---------------   ---------------   ---------------------   -------------   -------------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)            $ 70,254          $ 159,201            $ 762,485           $ 47,195           $ 252,304
   Units Outstanding (in thousands)        3,735              6,378               76,812              4,766              23,215
   Investment Income Ratio *                1.88%              2.39%                0.00%              1.28%               4.81%

Period ended December 31, 2006

   Net Assets (in thousands)            $ 78,068          $ 104,070                  n/a                n/a           $  58,428
   Units Outstanding (in thousands)        4,109              4,595                  n/a                n/a               5,381
   Investment Income Ratio *                0.02%              0.00%                 n/a                n/a                5.07%

Period ended December 31, 2005

   Net Assets (in thousands)            $ 80,193          $  80,053                  n/a                n/a                 n/a
   Units Outstanding (in thousands)        4,663              4,181                  n/a                n/a                 n/a
   Investment Income Ratio *                0.87%              0.00%                 n/a                n/a                 n/a

Period ended December 31, 2004

   Net Assets (in thousands)            $ 84,921          $  92,613                  n/a                n/a                 n/a
   Units Outstanding (in thousands)        5,023              4,880                  n/a                n/a                 n/a
   Investment Income Ratio *                0.74%              0.00%                 n/a                n/a                 n/a

Period ended December 31, 2003

   Net Assets (in thousands)            $ 80,208          $  81,155                  n/a                n/a                 n/a
   Units Outstanding (in thousands)        4,960              5,010                  n/a                n/a                 n/a
   Investment Income Ratio *                0.76%              0.00%                 n/a                n/a                 n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                          JNL/Franklin            JNL/               JNL/                 JNL/
                                     JNL/Franklin           Templeton        Goldman Sachs      Goldman Sachs        Goldman Sachs
                                  Templeton Mutual          Small Cap          Core Plus            Mid Cap          Short Duration
                                 Shares Portfolio(a)   Value Portfolio(b)    Bond Portfolio   Value Portfolio(b)   Bond Portfolio(c)
                                 -------------------   ------------------   ---------------   ------------------   -----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 9.723155            $ 10.980404        $ 14.950410        $ 12.208730          $ 10.243295
   Total Return *                       -8.10%***              -9.76%              2.88%             -1.17%                0.45%***
   Ratio of Expenses **                 3.145%                  3.91%              3.91%              3.91%                3.21%

Period ended December 31, 2006

   Unit Value                             n/a            $ 12.167333        $ 14.532441        $ 12.353358          $ 10.109623
   Total Return *                         n/a                  13.21%              0.68%             11.30%                0.37%***
   Ratio of Expenses **                   n/a                   3.91%              3.91%              3.91%                2.96%

Period ended December 31, 2005

   Unit Value                             n/a            $ 10.747716        $ 14.434635        $ 11.098693                  n/a
   Total Return *                         n/a                   0.89%***          -0.25%***          -0.85%***              n/a
   Ratio of Expenses **                   n/a                   3.91%              3.91%              3.91%                 n/a

Period ended December 31, 2004

   Unit Value                             n/a                    n/a        $ 14.997395                n/a                  n/a
   Total Return *                         n/a                    n/a               4.61%***            n/a                  n/a
   Ratio of Expenses **                   n/a                    n/a               3.65%               n/a                  n/a

Period ended December 31, 2003

   Unit Value                             n/a                    n/a        $ 15.509757                n/a                  n/a
   Total Return *                         n/a                    n/a               1.64%***            n/a                  n/a
   Ratio of Expenses **                   n/a                    n/a               2.91%               n/a                  n/a

                                                                               JNL/JPMorgan
                                            JNL/JPMorgan     JNL/JPMorgan     U.S. Government      JNL/Lazard          JNL/Lazard
                                           International     MidCap Growth     & Quality Bond   Emerging Markets        Mid Cap
                                          Value Portfolio      Portfolio         Portfolio        Portfolio(c)      Value Portfolio
                                          ---------------   ---------------   ---------------   ----------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                             $ 13.734935       $ 19.566550       $ 12.482587       $ 13.639504        $ 16.014550
   Total Return *                                7.66%             4.11%             2.45%            -2.44%***          -6.16%
   Ratio of Expenses **                          3.91%             3.61%             3.75%             3.61%             3.695%

Period ended December 31, 2006

   Unit Value                             $ 12.758163       $ 18.793604       $ 12.184558       $ 10.747873        $ 17.065782
   Total Return *                               26.93%             8.10%            -0.54%            11.69%***           7.85%***
   Ratio of Expenses **                          3.91%             3.61%             3.75%             3.36%             3.695%

Period ended December 31, 2005

   Unit Value                             $ 10.051067       $ 17.386172       $ 12.250484               n/a        $ 15.559998
   Total Return *                                4.81%***          2.41%***         -1.40%              n/a               4.96%
   Ratio of Expenses **                          3.91%             3.61%             3.75%              n/a               3.61%

Period ended December 31, 2004

   Unit Value                             $  8.911939       $ 17.242370       $ 12.424813               n/a        $ 14.824692
   Total Return *                               16.07%***          8.76%***          1.62%***           n/a              10.40%***
   Ratio of Expenses **                          3.75%             3.45%             3.75%              n/a               3.61%

Period ended December 31, 2003

   Unit Value                             $  7.930736       $ 15.862021       $ 13.356628               n/a        $ 12.837923
   Total Return *                                8.84%***         14.66%***          0.23%***           n/a               9.89%***
   Ratio of Expenses **                          2.91%             2.90%             2.91%              n/a               2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                          JNL/Franklin           JNL/                JNL/                JNL/
                                     JNL/Franklin          Templeton         Goldman Sachs      Goldman Sachs         Goldman Sachs
                                  Templeton Mutual         Small Cap           Core Plus            Mid Cap          Short Duration
                                 Shares Portfolio(a)   Value Portfolio(b)   Bond Portfolio    Value Portfolio(b)   Bond Portfolio(c)
                                 -------------------   ------------------   ---------------   ------------------   -----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 9.910412           $ 11.866094        $ 21.598776         $ 13.193511         $ 10.610338
   Total Return *                        -0.79%***             -7.07%              5.94%               1.94%***            3.67%
   Ratio of Expenses **                   1.15%                 1.00%              1.00%               1.00%               1.10%

Period ended December 31, 2006

   Unit Value                              n/a           $ 12.769450        $ 20.388598         $ 12.942905         $ 10.235082
   Total Return *                          n/a                  3.43%***           3.65%              14.50%              -0.12%***
   Ratio of Expenses **                    n/a                  1.00%              1.00%               1.15%               1.10%

Period ended December 31, 2005

   Unit Value                              n/a           $ 10.946232        $ 19.671463         $ 11.303526                 n/a
   Total Return *                          n/a                  7.60%***           1.60%              10.14%***             n/a
   Ratio of Expenses **                    n/a                  1.15%              1.00%               1.15%                n/a

Period ended December 31, 2004

   Unit Value                              n/a                   n/a        $ 19.361240                 n/a                 n/a
   Total Return *                          n/a                   n/a               5.85%                n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               1.00%                n/a                 n/a

Period ended December 31, 2003

   Unit Value                              n/a                   n/a        $ 18.291417                 n/a                 n/a
   Total Return *                          n/a                   n/a               1.54%***             n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               1.00%                n/a                 n/a

                                                                            JNL/JPMorgan
                                       JNL/JPMorgan       JNL/JPMorgan     U.S. Government       JNL/Lazard         JNL/Lazard
                                       International     MidCap Growth      & Quality Bond    Emerging Markets        Mid Cap
                                      Value Portfolio      Portfolio          Portfolio          Portfolio(c)     Value Portfolio
                                      ---------------   ---------------    ---------------    ----------------    ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                         $ 18.288854       $ 27.213447        $ 17.670275        $ 14.246633         $ 20.877235
   Total Return *                           10.85%             6.88%              5.32%             24.60%***           -3.58%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.00%               1.00%

Period ended December 31, 2006

   Unit Value                         $ 16.498809       $ 25.461414        $ 16.777961        $ 10.910134         $ 21.652882
   Total Return *                           30.67%            10.94%              2.23%             19.04%***           13.42%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.10%               1.00%

Period ended December 31, 2005

   Unit Value                         $ 12.626277       $ 22.949895        $ 16.412388                n/a         $ 19.090166
   Total Return *                           17.39%             5.11%              1.34%               n/a               10.69%***
   Ratio of Expenses **                      1.00%             1.00%              1.00%               n/a                1.00%

Period ended December 31, 2004

   Unit Value                         $ 10.755922       $ 21.834409        $ 16.195599                n/a         $ 17.540416
   Total Return *                           21.32%            16.82%              3.04%***            n/a               23.29%
   Ratio of Expenses **                      1.00%             1.00%              1.00%               n/a                1.15%

Period ended December 31, 2003

   Unit Value                         $  8.865871       $ 18.690119        $ 15.549216                n/a         $ 14.226593
   Total Return *                           42.58%***         11.45%***           0.02%               n/a               27.42%
   Ratio of Expenses **                      1.00%             1.00%              1.15%               n/a                1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                            JNL/Franklin           JNL/               JNL/               JNL/
                                         JNL/Franklin         Templeton       Goldman Sachs      Goldman Sachs      Goldman Sachs
                                       Templeton Mutual       Small Cap          Core Plus          Mid Cap        Short Duration
                                     Shares Portfolio(a)  Value Portfolio(b)  Bond Portfolio  Value Portfolio(b)  Bond Portfolio(c)
                                     -------------------  ------------------  --------------  ------------------  -----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 71,047             $ 57,150         $ 329,798          $ 89,409           $ 65,966
   Units Outstanding (in thousands)          7,206                4,912            16,644             6,902              6,283
   Investment Income Ratio *                  0.00%                2.81%             3.54%             2.42%              3.89%

Period ended December 31, 2006

   Net Assets (in thousands)                   n/a             $ 45,327         $ 251,053          $ 54,652           $ 25,837
   Units Outstanding (in thousands)            n/a                3,595            13,343             4,264              2,534
   Investment Income Ratio *                   n/a                 1.38%             0.09%             2.41%              0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                   n/a             $ 12,193         $ 187,199          $ 22,285                n/a
   Units Outstanding (in thousands)            n/a                1,120            10,244             1,978                n/a
   Investment Income Ratio *                   n/a                 0.00%             5.94%             0.00%               n/a

Period ended December 31, 2004

   Net Assets (in thousands)                   n/a                  n/a         $ 127,610               n/a                n/a
   Units Outstanding (in thousands)            n/a                  n/a             7,004               n/a                n/a
   Investment Income Ratio *                   n/a                  n/a              4.77%              n/a                n/a

Period ended December 31, 2003

   Net Assets (in thousands)                   n/a                  n/a         $ 101,676               n/a                n/a
   Units Outstanding (in thousands)            n/a                  n/a             5,867               n/a                n/a
   Investment Income Ratio *                   n/a                  n/a              5.09%              n/a                n/a

                                                                            JNL/JPMorgan
                                         JNL/JPMorgan     JNL/JPMorgan     U.S. Government       JNL/Lazard         JNL/Lazard
                                        International     MidCap Growth    & Quality Bond     Emerging Markets        Mid Cap
                                       Value Portfolio      Portfolio         Portfolio         Portfolio(c)      Value Portfolio
                                       ---------------    -------------    ---------------    ----------------    ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 396,407         $ 133,042         $ 190,859           $ 243,760          $ 214,652
   Units Outstanding (in thousands)          22,558             6,122            11,779              17,321             11,206
   Investment Income Ratio *                   5.66%             0.00%             3.79%               0.26%              5.52%

Period ended December 31, 2006

   Net Assets (in thousands)              $ 293,190         $ 112,750         $ 167,521           $  30,065          $ 185,662
   Units Outstanding (in thousands)          18,030             5,729            10,828               2,766              9,361
   Investment Income Ratio *                   2.37%             0.00%             0.00%               0.00%              2.84%

Period ended December 31, 2005

   Net Assets (in thousands)              $ 116,828         $ 120,214         $ 168,504                 n/a          $ 162,241
   Units Outstanding (in thousands)           9,007             6,834            11,098                 n/a              9,282
   Investment Income Ratio *                   0.45%             0.27%             3.73%                n/a              10.23%

Period ended December 31, 2004

   Net Assets (in thousands)              $  72,980         $ 136,152         $ 166,536                 n/a          $ 133,657
   Units Outstanding (in thousands)           6,276             8,176            11,036                 n/a              8,272
   Investment Income Ratio *                   1.42%             0.00%             4.24%                n/a               0.18%

Period ended December 31, 2003

   Net Assets (in thousands)              $  24,675         $ 141,533         $ 189,567                 n/a          $  66,277
   Units Outstanding (in thousands)           2,413             9,962            12,875                 n/a              5,061
   Investment Income Ratio *                   4.47%             0.00%             2.83%                n/a               0.29%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                    JNL/Lazard          JNL/MCM                             JNL/MCM           JNL/MCM
                                     Small Cap          10 x 10           JNL/MCM         Bond Index       Communications
                                  Value Portfolio     Portfolio(a)       25 Portfolio      Portfolio      Sector Portfolio
                                  ---------------    --------------    --------------   ---------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                     $ 12.986859        $ 9.712781        $ 9.775965       $ 10.307274        $ 5.154877
   Total Return *                      -10.04%            -2.81%***         -6.66%             2.31%             0.49%
   Ratio of Expenses **                  3.51%            3.145%             4.00%             3.91%             3.71%

Period ended December 31, 2006

   Unit Value                     $ 14.436122               n/a        $10.473370       $ 10.074061        $ 5.129986
   Total Return *                        6.54%***           n/a              7.84%            -0.32%            15.15%***
   Ratio of Expenses **                  3.51%              n/a              4.00%             3.91%             3.71%

Period ended December 31, 2005

   Unit Value                     $ 12.861470               n/a        $ 9.711698       $ 10.106316        $ 4.041766
   Total Return *                        1.11%              n/a             -6.73%            -0.30%***         -2.22%
   Ratio of Expenses **                  3.45%              n/a              4.00%             3.91%             3.21%

Period ended December 31, 2004

   Unit Value                     $ 12.720310               n/a        $10.411974       $ 10.322773        $ 4.133508
   Total Return *                        8.52%***           n/a             11.69%***          0.53%***         11.05%***
   Ratio of Expenses **                  3.45%              n/a              4.00%            3.895%             3.21%

Period ended December 31, 2003

   Unit Value                     $ 11.777425               n/a        $ 9.216104       $ 10.560119        $ 3.743377
   Total Return *                        9.01%***           n/a             34.74%***          0.01%***          7.05%***
   Ratio of Expenses **                  2.91%              n/a              3.20%             2.90%             2.51%

                                                                                                                JNL/MCM
                                      JNL/MCM           JNL/MCM          JNL/MCM             Enhanced           JNL/MCM
                                  Consumer Brands        Dow 10        Dow Dividend       S&P 500 Stock        Financial
                                 Sector Portfolio      Portfolio       Portfolio(b)      Index Portfolio    Sector Portfolio
                                 ----------------    --------------   --------------     ---------------   ------------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 8.884283        $ 9.141905       $10.068067         $ 8.200194          $ 10.052315
   Total Return *                      -11.10%            -2.96%          -13.16%             -0.13%              -20.31%
   Ratio of Expenses **                  3.56%             4.00%           3.545%              3.80%                3.61%

Period ended December 31, 2006

   Unit Value                      $ 9.994079        $ 9.420741       $11.593769         $ 8.210535          $ 12.613960
   Total Return *                        9.48%            24.49%            2.15%***          12.49%               14.49%
   Ratio of Expenses **                  3.56%             4.00%           3.545%              3.80%                3.61%

Period ended December 31, 2005

   Unit Value                      $ 9.128653        $ 7.567178              n/a         $ 7.298669          $ 11.017663
   Total Return *                       -3.04%***         -9.36%             n/a               0.37%                7.04%***
   Ratio of Expenses **                  3.56%             4.00%             n/a               3.80%                3.61%

Period ended December 31, 2004

   Unit Value                      $ 9.884514        $ 8.348810              n/a         $ 7.272051          $ 11.007919
   Total Return *                        6.32%***          7.70%***          n/a               4.45%***             7.90%***
   Ratio of Expenses **                  3.21%             4.00%             n/a               3.80%                3.21%

Period ended December 31, 2003

   Unit Value                      $ 9.568389        $ 8.757884              n/a         $ 7.074361          $ 10.336726
   Total Return *                        3.87%***         28.70%***          n/a               6.95%***             3.01%***
   Ratio of Expenses **                  2.51%             3.20%             n/a               2.91%                2.51%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                    JNL/Lazard            JNL/MCM                          JNL/MCM                JNL/MCM
                                     Small Cap            10 x 10           JNL/MCM        Bond Index          Communications
                                   Value Portfolio      Portfolio(a)      25 Portfolio     Portfolio          Sector Portfolio
                                  -----------------   ---------------   ----------------   ----------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 16.625624        $ 9.843719        $ 12.612726        $ 12.261238        $ 6.491019
   Total Return *                         -7.74%            -4.92%***          -3.80%              5.36%             3.26%***
   Ratio of Expenses **                    1.00%             1.15%              1.00%              1.00%             1.00%

Period ended December 31, 2006

   Unit Value                       $ 18.020082               n/a        $ 13.110972        $ 11.637195        $ 6.286020
   Total Return *                         15.64%              n/a              11.12%              2.62%            35.64%
   Ratio of Expenses **                    1.00%              n/a               1.00%              1.00%             1.10%

Period ended December 31, 2005

   Unit Value                       $ 15.583063               n/a        $ 11.799121        $ 11.340550        $ 4.634201
   Total Return *                          3.61%              n/a              -3.89%              0.84%            -0.14%
   Ratio of Expenses **                    1.00%              n/a               1.00%              1.00%             1.10%

Period ended December 31, 2004

   Unit Value                       $ 15.040034               n/a        $ 12.277074        $ 11.246377        $ 4.640711
   Total Return *                         14.23%              n/a              20.69%              1.04%***         -0.23%***
   Ratio of Expenses **                    1.00%              n/a               1.00%              1.00%             1.10%

Period ended December 31, 2003

   Unit Value                       $ 13.166191               n/a        $ 10.172779        $ 10.927761        $ 3.934696
   Total Return *                         16.50%***           n/a              33.64%***           1.79%            31.17%
   Ratio of Expenses **                    1.00%              n/a               1.00%              1.15%             1.40%

                                                                                                 JNL/MCM
                                      JNL/MCM              JNL/MCM            JNL/MCM            Enhanced           JNL/MCM
                                  Consumer Brands           Dow 10          Dow Dividend      S&P 500 Stock        Financial
                                  Sector Portfolio        Portfolio         Portfolio(b)     Index Portfolio    Sector Portfolio
                                  -----------------   -----------------   ----------------   ----------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 11.045267         $ 11.794827        $ 10.581265        $ 10.441324         $ 12.550628
   Total Return *                         -8.79%               0.01%            -10.83%***           2.73%             -18.19%***
   Ratio of Expenses **                    1.00%               1.00%              1.00%              1.00%               1.00%

Period ended December 31, 2006

   Unit Value                       $ 12.109280         $ 11.793390        $ 11.865620        $ 10.164248         $ 15.340976
   Total Return *                         12.31%              28.28%             18.66%***          15.68%              18.64%
   Ratio of Expenses **                    1.00%               1.00%              1.10%              1.00%               1.15%

Period ended December 31, 2005

   Unit Value                       $ 10.781848         $  9.193764                n/a        $  8.786572         $ 12.930662
   Total Return *                         -0.10%***            6.61%               n/a               3.21%               4.90%
   Ratio of Expenses **                    1.00%               1.00%               n/a               1.00%               1.15%

Period ended December 31, 2004

   Unit Value                       $ 11.068600         $  9.844389                n/a        $  8.513429         $ 12.326584
   Total Return *                          8.83%               1.84%               n/a              10.16%              12.19%
   Ratio of Expenses **                    1.15%               1.00%               n/a               1.00%               1.15%

Period ended December 31, 2003

   Unit Value                       $ 10.170973         $  9.666055                n/a        $  7.728089         $ 10.987648
   Total Return *                          1.85%***           28.44%***            n/a              12.01%***            1.39%***
   Ratio of Expenses **                    1.15%               1.00%               n/a               1.00%               1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         JNL/Lazard       JNL/MCM                       JNL/MCM          JNL/MCM
                                         Small Cap        10 x 10         JNL/MCM     Bond Index     Communications
                                      Value Portfolio   Portfolio(a)   25 Portfolio    Portfolio    Sector Portfolio
                                      ---------------   ------------   ------------   -----------   ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)             $ 111,168        $ 50,864      $ 689,744      $ 303,352        $ 82,006
   Units Outstanding (in thousands)          7,130           5,188         57,881         25,866          13,425
   Investment Income Ratio *                  3.78%           0.00%          1.64%          4.40%           4.21%

Period ended December 31, 2006

   Net Assets (in thousands)             $ 127,361             n/a      $ 707,449      $ 231,059        $ 53,066
   Units Outstanding (in thousands)          7,493             n/a         56,752         20,619           8,876
   Investment Income Ratio *                  9.21%            n/a           0.00%          2.20%           2.29%

Period ended December 31, 2005

   Net Assets (in thousands)             $ 121,325             n/a      $ 547,728      $ 169,206        $ 12,982
   Units Outstanding (in thousands)          8,217             n/a         48,527         15,411           2,866
   Investment Income Ratio *                  5.37%            n/a           0.00%          2.91%           9.45%

Period ended December 31, 2004

   Net Assets (in thousands)             $ 112,999             n/a      $ 411,612      $ 111,204        $ 16,654
   Units Outstanding (in thousands)          7,838             n/a         34,713         10,126           3,666
   Investment Income Ratio *                  0.05%            n/a           0.00%          0.39%           0.01%

Period ended December 31, 2003

   Net Assets (in thousands)             $  77,708             n/a      $ 164,718      $  45,891        $  8,250
   Units Outstanding (in thousands)          6,102             n/a         16,593          4,248           2,070
   Investment Income Ratio *                  0.00%            n/a           0.00%          2.90%           0.00%

                                                                                         JNL/MCM
                                           JNL/MCM         JNL/MCM        JNL/MCM        Enhanced           JNL/MCM
                                      Consumer Brands       Dow 10     Dow Dividend    S&P 500 Stock        Financial
                                      Sector Portfolio    Portfolio    Portfolio(b)   Index Portfolio   Sector Portfolio
                                      ----------------   -----------   ------------   ---------------   ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 17,959        $ 815,547     $ 381,088        $ 79,149           $ 51,640
   Units Outstanding (in thousands)          1,719           73,139        36,492           7,793              4,371
   Investment Income Ratio *                  0.49%            0.00%         0.00%           1.59%              1.53%

Period ended December 31, 2006

   Net Assets (in thousands)              $ 22,722        $ 848,141     $ 278,475        $ 66,622           $ 66,020
   Units Outstanding (in thousands)          1,967           75,604        23,593           6,531              4,511
   Investment Income Ratio *                  0.22%            0.00%         0.00%           6.96%              1.37%

Period ended December 31, 2005

   Net Assets (in thousands)              $ 17,930        $ 547,103           n/a        $ 51,576           $ 37,388
   Units Outstanding (in thousands)          1,727           62,187           n/a           5,773              2,987
   Investment Income Ratio *                  1.73%            0.00%          n/a            5.94%              1.82%

Period ended December 31, 2004

   Net Assets (in thousands)              $ 14,748        $ 429,753           n/a        $ 58,425           $ 28,505
   Units Outstanding (in thousands)          1,356           45,137           n/a           6,653              2,369
   Investment Income Ratio *                  0.00%            0.00%          n/a            0.36%              0.07%

Period ended December 31, 2003

   Net Assets (in thousands)              $ 10,758        $ 229,175           n/a        $ 35,786           $ 17,929
   Units Outstanding (in thousands)          1,067           24,281           n/a           4,316              1,654
   Investment Income Ratio *                  0.00%            0.00%          n/a            0.56%              0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM
                                       Global 15         Healthcare          Index 5        International          JNL 5
                                       Portfolio      Sector Portfolio     Portfolio(a)    Index Portfolio      Portfolio(b)
                                    ---------------   ----------------   ---------------   ----------------    ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 15.585405       $ 10.605473         $ 9.793444        $ 17.652756        $ 12.950761
   Total Return *                          6.74%             3.78%             -4.03%***           6.15%             -2.26%
   Ratio of Expenses **                    4.00%             3.56%              3.11%             3.895%             3.695%

Period ended December 31, 2006

   Unit Value                       $ 14.601799       $ 10.218724                n/a        $ 16.629925        $ 13.250811
   Total Return *                         34.63%             2.56%               n/a              20.79%             14.52%
   Ratio of Expenses **                    4.00%             3.56%               n/a              3.895%             3.695%

Period ended December 31, 2005

   Unit Value                       $ 10.845521       $  9.963495                n/a        $ 13.767148        $ 11.570828
   Total Return *                          5.88%             5.18%***            n/a               8.99%              7.65%***
   Ratio of Expenses **                    4.00%             3.56%               n/a              3.895%             3.695%

Period ended December 31, 2004

   Unit Value                       $ 10.243321       $  9.693345                n/a        $ 12.631192        $ 10.865550
   Total Return *                         21.26%***         -0.43%***            n/a              12.88%***           3.95%***
   Ratio of Expenses **                    4.00%             3.41%               n/a              3.895%             3.095%

Period ended December 31, 2003

   Unit Value                       $  8.625915       $ 10.077613                n/a        $ 11.194379                n/a
   Total Return *                         36.34%***          2.91%***            n/a               9.54%***            n/a
   Ratio of Expenses **                    3.20%             2.51%               n/a               2.96%               n/a

                                        JNL/MCM           JNL/MCM            JNL/MCM              JNL/MCM         JNL/MCM
                                     JNL Optimized       Nasdaq 25      NYSE International       Oil & Gas         S&P 10
                                     5 Portfolio(c)      Portfolio        25 Portfolio(a)    Sector Portfolio    Portfolio
                                    ---------------   ---------------   ------------------   ----------------   ----------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 11.569752       $ 11.938104         $ 11.419846         $ 30.200568       $ 11.591185
   Total Return *                         13.27%***         14.83%               9.11%***           30.07%             0.89%
   Ratio of Expenses **                   3.695%             3.61%               3.36%               3.91%             4.00%

Period ended December 31, 2006

   Unit Value                       $ 10.602318       $ 10.396119                 n/a         $ 23.218669       $ 11.488758
   Total Return *                         12.32%***          1.04%                n/a               16.17%             0.57%
   Ratio of Expenses **                    3.26%             3.61%                n/a                3.91%             4.00%

Period ended December 31, 2005

   Unit Value                               n/a       $ 10.289532                 n/a         $ 19.986224       $ 11.424088
   Total Return *                           n/a              1.68%***             n/a               -7.10%***         31.89%
   Ratio of Expenses **                     n/a              3.61%                n/a                3.91%             4.00%

Period ended December 31, 2004

   Unit Value                               n/a       $ 10.787801                 n/a         $ 15.647043       $  8.661826
   Total Return *                           n/a              1.94%***             n/a               15.27%***         15.39%***
   Ratio of Expenses **                     n/a              3.15%                n/a                3.41%             4.00%

Period ended December 31, 2003

   Unit Value                               n/a               n/a                 n/a         $ 12.795057       $  7.942574
   Total Return *                           n/a               n/a                 n/a                4.35%***         16.27%***
   Ratio of Expenses **                     n/a               n/a                 n/a                2.21%             3.20%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM              JNL/MCM
                                       Global 15         Healthcare          Index 5        International          JNL 5
                                       Portfolio      Sector Portfolio     Portfolio(a)    Index Portfolio      Portfolio(b)
                                    ---------------   ----------------   ---------------   ----------------    ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 20.108100       $ 13.185167         $ 9.923123        $ 20.977377        $ 14.132910
   Total Return *                         10.01%             6.49%              1.36%***           9.29%              0.42%
   Ratio of Expenses **                    1.00%             1.00%              1.15%              1.00%              1.00%

Period ended December 31, 2006

   Unit Value                       $ 18.279250       $ 12.381483                n/a        $ 19.194913        $ 14.073753
   Total Return *                         38.72%             5.21%               n/a              24.33%             17.64%
   Ratio of Expenses **                    1.00%             1.00%               n/a               1.00%              1.00%

Period ended December 31, 2005

   Unit Value                       $ 13.176756       $ 11.767904                n/a        $ 15.438331        $ 11.963532
   Total Return *                          9.09%             8.74%***            n/a              12.19%             -0.31%***
   Ratio of Expenses **                    1.00%             1.00%               n/a               1.00%              1.00%

Period ended December 31, 2004

   Unit Value                       $ 12.078281       $ 10.984570                n/a        $ 13.761360        $ 10.917908
   Total Return *                         26.84%             0.67%***            n/a              18.30%              2.51%***
   Ratio of Expenses **                    1.00%             1.10%               n/a               1.00%              1.10%

Period ended December 31, 2003

   Unit Value                       $  9.522624       $ 10.712278                n/a        $ 11.632574                n/a
   Total Return *                         32.47%***          2.97%***            n/a              31.43%***            n/a
   Ratio of Expenses **                    1.00%             1.15%               n/a               1.00%               n/a

                                        JNL/MCM           JNL/MCM            JNL/MCM              JNL/MCM        JNL/MCM
                                     JNL Optimized       Nasdaq 25      NYSE International       Oil & Gas        S&P 10
                                     5 Portfolio(c)      Portfolio        25 Portfolio(a)    Sector Portfolio    Portfolio
                                    ---------------   ---------------   ------------------   ----------------   ----------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 12.101901       $ 12.949952         $ 11.594407         $ 38.679651       $ 14.954809
   Total Return *                          2.26%***         17.77%              12.01%***           33.93%             3.98%
   Ratio of Expenses **                    1.00%             1.10%               1.10%               1.00%             1.00%

Period ended December 31, 2006

   Unit Value                       $ 10.751698       $ 10.996216                 n/a         $ 28.880108       $ 14.382183
   Total Return *                          7.09%***          3.60%                n/a               19.59%             3.62%
   Ratio of Expenses **                    1.15%             1.10%                n/a                1.00%             1.00%

Period ended December 31, 2005

   Unit Value                               n/a       $ 10.614405                 n/a         $ 24.148719       $ 13.879669
   Total Return *                           n/a             -2.09%                n/a               35.51***%         35.89%
   Ratio of Expenses **                     n/a              1.10%                n/a                1.00%             1.00%

Period ended December 31, 2004

   Unit Value                               n/a       $ 10.841214                 n/a         $ 17.733168       $ 10.213546
   Total Return *                           n/a             -0.85%***             n/a               -0.66%***         16.50%
   Ratio of Expenses **                     n/a              1.10%                n/a                1.10%             1.00%

Period ended December 31, 2003

   Unit Value                               n/a               n/a                 n/a         $ 13.328740       $  8.767335
   Total Return *                           n/a               n/a                 n/a                2.14%***         14.60%***
   Ratio of Expenses **                     n/a               n/a                 n/a                1.30%             1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM
                                       Global 15       Healthcare         Index 5      International        JNL 5
                                       Portfolio    Sector Portfolio   Portfolio(a)   Index Portfolio   Portfolio(b)
                                      -----------   ----------------   ------------   ---------------   ------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)          $ 1,308,355      $ 106,519         $ 27,920        $ 554,883      $ 5,208,867
   Units Outstanding (in thousands)        68,945          8,577            2,824           27,401          376,758
   Investment Income Ratio *                 0.00%          0.80%            0.00%            2.83%            2.12%

Period ended December 31, 2006

   Net Assets (in thousands)          $ 1,120,821      $  80,719              n/a        $ 457,401      $ 3,510,402
   Units Outstanding (in thousands)        64,547          6,873              n/a           24,461          253,347
   Investment Income Ratio *                 0.00%          0.58%             n/a             3.16%            0.43%

Period ended December 31, 2005

   Net Assets (in thousands)          $   639,572      $  73,969              n/a        $ 270,319      $ 1,178,139
   Units Outstanding (in thousands)        50,759          6,571              n/a           17,823           99,440
   Investment Income Ratio *                 0.00%          0.84%             n/a             2.95%            0.05%

Period ended December 31, 2004

   Net Assets (in thousands)          $   395,535      $  39,865              n/a        $ 162,270      $    81,383
   Units Outstanding (in thousands)        33,886          3,742              n/a           11,867            7,460
   Investment Income Ratio *                 0.00%          0.00%             n/a             0.13%            0.60%

Period ended December 31, 2003

   Net Assets (in thousands)          $   141,341      $  23,580              n/a        $  59,006              n/a
   Units Outstanding (in thousands)        15,206          2,248              n/a            5,039              n/a
   Investment Income Ratio *                 0.00%          0.00%             n/a             2.51%             n/a

                                          JNL/MCM       JNL/MCM          JNL/MCM             JNL/MCM        JNL/MCM
                                       JNL Optimized   Nasdaq 25   NYSE International       Oil & Gas        S&P 10
                                      5 Portfolio(c)   Portfolio     25 Portfolio(a)    Sector Portfolio   Portfolio
                                      --------------   ---------   ------------------   ----------------   ---------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)             $ 375,799     $ 106,385        $ 63,561           $ 443,808       $ 833,493
   Units Outstanding (in thousands)         31,420         8,393           5,504              12,229          58,973
   Investment Income Ratio *                  3.74%         0.00%           6.89%               1.09%           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)             $  83,942     $  65,396             n/a           $ 282,036       $ 803,247
   Units Outstanding (in thousands)          7,834         6,035             n/a              10,353          58,733
   Investment Income Ratio *                  0.85%         0.00%            n/a                1.23%           0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                   n/a     $  42,128             n/a           $ 173,953       $ 694,989
   Units Outstanding (in thousands)            n/a         4,002             n/a               7,593          52,332
   Investment Income Ratio *                   n/a          0.00%            n/a                2.75%           0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                   n/a     $   9,084             n/a           $  52,129       $ 361,642
   Units Outstanding (in thousands)            n/a           838             n/a               3,035          36,652
   Investment Income Ratio *                   n/a          0.00%            n/a                0.00%           0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                   n/a           n/a             n/a           $   9,127       $ 155,153
   Units Outstanding (in thousands)            n/a           n/a             n/a                 693          18,152
   Investment Income Ratio *                   n/a           n/a             n/a                0.00%           0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM
                                           S&P 24         S&P 400 MidCap       S&P 500           S&P SMid      Select Small-Cap
                                        Portfolio(c)     Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio
                                      ----------------   ---------------   ---------------   ---------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                          $ 10.513577       $ 14.029655       $ 10.945285        $ 8.742381        $ 15.168172
   Total Return *                            -1.17%***          3.32%             0.87%            -1.08%***         -13.98%
   Ratio of Expenses **                      3.145%            3.895%            3.895%            3.145%              4.00%

Period ended December 31, 2006

   Unit Value                          $ 10.104177       $ 13.578314       $ 10.850789               n/a        $ 17.633309
   Total Return *                             0.00%             5.51%            10.69%              n/a               5.20%
   Ratio of Expenses **                      2.895%            3.895%            3.895%              n/a               4.00%

Period ended December 31, 2005

   Unit Value                                  n/a       $ 12.869369       $  9.802793               n/a        $ 16.761938
   Total Return *                              n/a              7.71%             0.40%              n/a               4.66%
   Ratio of Expenses **                        n/a             3.895%            3.895%              n/a               4.00%

Period ended December 31, 2004

   Unit Value                                  n/a       $ 11.947627       $  9.763928               n/a        $ 16.015281
   Total Return *                              n/a              8.47%***          5.24%***           n/a               4.35%***
   Ratio of Expenses **                        n/a             3.895%            3.895%              n/a               4.00%

Period ended December 31, 2003

   Unit Value                                  n/a       $ 10.927268       $  9.394300               n/a        $ 15.348024
   Total Return *                              n/a              3.34%***          4.74%***           n/a              37.33%***
   Ratio of Expenses **                        n/a              2.96%             2.96%              n/a               3.20%

                                                                                                                      JNL/
                                          JNL/MCM            JNL/MCM           JNL/MCM                            Oppenheimer
                                         Small Cap         Technology       Value Line 30         JNL/MCM        Global Growth
                                      Index Portfolio   Sector Portfolio     Portfolio(b)    VIP Portfolio(b)      Portfolio
                                      ---------------   ----------------   ---------------   ----------------   ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                         $ 13.058461        $ 5.803200        $ 16.642550        $ 13.529815       $ 13.268141
   Total Return *                           -5.87%            10.37%             15.13%              6.91%             2.54%
   Ratio of Expenses **                     3.895%             3.71%             3.695%              3.51%             3.61%

Period ended December 31, 2006

   Unit Value                         $ 13.872382        $ 5.258183        $ 14.455154        $ 12.655538       $ 12.940106
   Total Return *                           13.01%             5.38%             -6.36%***           8.31%            12.82%
   Ratio of Expenses **                     3.895%             3.71%             3.695%              3.51%             3.61%

Period ended December 31, 2005

   Unit Value                         $ 12.275325        $ 4.989541        $ 15.224490        $ 11.684904       $ 11.469210
   Total Return *                            0.25%             0.00%***          18.82%***           8.42%***          5.39%***
   Ratio of Expenses **                     3.895%             3.71%              3.61%              3.51%             3.61%

Period ended December 31, 2004

   Unit Value                         $ 12.244585        $ 5.197926        $ 11.381625        $ 11.031481       $ 10.553022
   Total Return *                            9.54%***          1.14%***           2.50%***           2.75%***         13.03%***
   Ratio of Expenses **                     3.895%             3.21%              3.21%              3.21%             3.41%

Period ended December 31, 2003

   Unit Value                         $ 11.042704        $ 5.476582                n/a                n/a       $  9.363973
   Total Return *                            3.12%***          3.62%***            n/a                n/a             14.54%***
   Ratio of Expenses **                      2.96%             2.51%               n/a                n/a              2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM
                                           S&P 24         S&P 400 MidCap       S&P 500           S&P SMid      Select Small-Cap
                                        Portfolio(c)     Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio
                                      ----------------   ---------------   ---------------   ---------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                          $ 10.878501       $ 16.671900       $ 13.006640        $ 8.863185        $ 19.569867
   Total Return *                             6.39%             6.38%             3.85%           -13.45%***         -11.35%
   Ratio of Expenses **                       1.10%             1.00%             1.00%             1.10%              1.00%

Period ended December 31, 2006

   Unit Value                          $ 10.225154       $ 15.672619       $ 12.524398               n/a        $ 22.074332
   Total Return *                             2.25%***          8.60%            13.93%              n/a               8.39%
   Ratio of Expenses **                       1.10%             1.00%             1.00%              n/a               1.00%

Period ended December 31, 2005

   Unit Value                                  n/a       $ 14.431578       $ 10.992756               n/a        $ 20.364977
   Total Return *                              n/a             10.87%             3.34%              n/a               7.84%
   Ratio of Expenses **                        n/a              1.00%             1.00%              n/a               1.00%

Period ended December 31, 2004

   Unit Value                                  n/a       $ 13.016647       $ 10.637567               n/a        $ 18.884179
   Total Return *                              n/a             14.63%             8.97%              n/a              11.46%
   Ratio of Expenses **                        n/a              1.00%             1.00%              n/a               1.00%

Period ended December 31, 2003

   Unit Value                                  n/a       $ 11.354967       $  9.762010               n/a        $ 16.941890
   Total Return *                              n/a             28.13%***         19.74%***           n/a              23.32%***
   Ratio of Expenses **                        n/a              1.00%             1.00%              n/a               1.00%

                                                                                                                      JNL/
                                          JNL/MCM            JNL/MCM           JNL/MCM                            Oppenheimer
                                         Small Cap         Technology       Value Line 30         JNL/MCM        Global Growth
                                      Index Portfolio   Sector Portfolio     Portfolio(b)    VIP Portfolio(b)      Portfolio
                                      ---------------   ----------------   ---------------   ----------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                         $ 15.517913        $ 7.307406        $ 18.161781        $ 14.629951       $ 15.792289
   Total Return *                           -3.09%            13.41%             18.29%              9.54%             5.26%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.10%             1.00%

Period ended December 31, 2006

   Unit Value                         $ 16.012149        $ 6.443138        $ 15.352958        $ 13.356133       $ 15.002894
   Total Return *                           16.32%             8.27%             -2.36%             10.94%            15.80%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.10%             1.00%

Period ended December 31, 2005

   Unit Value                         $ 13.765517        $ 5.950916        $ 15.724123        $ 12.038914       $ 12.955865
   Total Return *                            3.19%             8.47%***          37.42%              8.58%            12.61%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.10%             1.00%

Period ended December 31, 2004

   Unit Value                         $ 13.340256        $ 5.835762        $ 11.442423        $ 11.087700       $ 11.504893
   Total Return *                           16.26%             0.30%***           8.45%***           0.16%***         16.76%
   Ratio of Expenses **                      1.00%             1.10%              1.00%              1.10%             1.00%

Period ended December 31, 2003

   Unit Value                         $ 11.474890        $ 5.821507                n/a                n/a       $  9.853500
   Total Return *                           35.07%***         -0.33%***            n/a                n/a             20.20%***
   Ratio of Expenses **                      1.00%             1.15%               n/a                n/a              1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/MCM         JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM
                                           S&P 24       S&P 400 MidCap       S&P 500           S&P SMid      Select Small-Cap
                                        Portfolio(c)   Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio
                                        ------------   ---------------   ---------------   ---------------   ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 22,726        $ 414,090         $ 561,046         $ 32,447          $ 628,445
   Units Outstanding (in thousands)          2,111           25,780            44,590            3,676             34,012
   Investment Income Ratio *                  0.00%            1.20%             1.41%            5.03%              7.92%

Period ended December 31, 2006

   Net Assets (in thousands)              $ 17,704        $ 349,594         $ 506,064              n/a          $ 700,093
   Units Outstanding (in thousands)          1,737           22,952            41,376              n/a             33,390
   Investment Income Ratio *                  0.00%            1.35%             1.51%             n/a               0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                   n/a        $ 264,156         $ 380,518              n/a          $ 546,751
   Units Outstanding (in thousands)            n/a           18,676            35,107              n/a             28,099
   Investment Income Ratio *                   n/a             1.58%             1.39%             n/a               0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                   n/a        $ 185,042         $ 286,238              n/a          $ 356,177
   Units Outstanding (in thousands)            n/a           14,331            26,949              n/a             19,549
   Investment Income Ratio *                   n/a             0.01%             1.60%             n/a               0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                   n/a        $  76,144         $ 129,749              n/a         $  170,194
   Units Outstanding (in thousands)            n/a            6,673            13,081              n/a             10,329
   Investment Income Ratio *                   n/a             0.61%             1.67%             n/a               0.00%

                                                                                                                    JNL/
                                            JNL/MCM           JNL/MCM           JNL/MCM                          Oppenheimer
                                           Small Cap         Technology      Value Line 30       JNL/MCM        Global Growth
                                        Index Portfolio   Sector Portfolio    Portfolio(b)   VIP Portfolio(b)     Portfolio
                                        ---------------   ----------------   -------------   ----------------   -------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)               $ 316,673          $ 99,763        $ 1,099,740       $ 422,290         $ 196,599
   Units Outstanding (in thousands)           21,146            14,472             61,931          29,419            13,002
   Investment Income Ratio *                    1.36%             0.09%              0.00%           3.04%             1.06%

Period ended December 31, 2006

   Net Assets (in thousands)               $ 310,494          $ 59,686        $   822,800       $ 413,219         $ 180,942
   Units Outstanding (in thousands)           19,903             9,646             54,436          31,351            12,505
   Investment Income Ratio *                    1.59%             0.09%              0.00%           0.52%             0.52%

Period ended December 31, 2005

   Net Assets (in thousands)               $ 217,908          $ 45,266        $   451,873       $ 225,951         $ 124,849
   Units Outstanding (in thousands)           16,115             7,874             28,983          18,905             9,918
   Investment Income Ratio *                    2.05%             1.60%              0.00%           0.55%             0.25%

Period ended December 31, 2004

   Net Assets (in thousands)               $ 162,490          $ 29,545        $    33,044       $  21,516         $ 100,400
   Units Outstanding (in thousands)           12,205             5,149              2,890           1,943             8,904
   Investment Income Ratio *                    0.00%             0.00%              0.00%           0.37%             0.16%

Period ended December 31, 2003

   Net Assets (in thousands)               $  70,041          $ 20,428                n/a             n/a         $  56,554
   Units Outstanding (in thousands)            6,008             3,510                n/a             n/a             5,815
   Investment Income Ratio *                    0.80%             0.00%               n/a             n/a              0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                       JNL/               JNL/
                                               JNL/             JNL/PIMCO         JNL/PIMCO        PPM America        PPM America
                                           Oppenheimer         Real Return       Total Return      Core Equity         High Yield
                                       Growth Portfolio(b)     Portfolio(a)     Bond Portfolio      Portfolio      Bond Portfolio(e)
                                       -------------------   ---------------   ---------------   ---------------   -----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                             $ 8.776591         $ 10.761052       $ 11.988650       $ 17.339977        $ 11.211535
   Total Return *                               7.36%               5.72%***          4.07%           -10.33%             -4.63%
   Ratio of Expenses **                         3.36%              3.145%             3.91%             3.36%              3.61%

Period ended December 31, 2006

   Unit Value                             $ 8.174754                 n/a       $ 11.519490       $ 19.337160        $ 11.755761
   Total Return *                               1.43%                n/a             -0.48%            10.00%              5.00%***
   Ratio of Expenses **                         3.36%                n/a              3.91%             3.36%              3.61%

Period ended December 31, 2005

   Unit Value                             $ 8.059353                 n/a       $ 11.575526       $ 17.579695        $ 11.070629
   Total Return *                              11.54%***             n/a             -0.56%***          2.30%***          -1.13%***
   Ratio of Expenses **                         3.36%                n/a              3.91%             3.36%              3.56%

Period ended December 31, 2004

   Unit Value                             $ 7.677775                 n/a       $ 11.926497       $ 17.207404        $ 11.593620
   Total Return *                               2.35%***             n/a              1.88%***         12.96%***           0.99%***
   Ratio of Expenses **                         3.21%                n/a              3.71%             3.06%              3.16%

Period ended December 31, 2003

   Unit Value                             $ 7.668190                 n/a       $ 12.381470       $ 16.262016                n/a
   Total Return *                              -1.19%***             n/a              0.04%***         12.32%***            n/a
   Ratio of Expenses **                         2.91%                n/a              2.96%             2.65%               n/a

                                             JNL/                                                   JNL/S&P
                                         PPM America          JNL/Putnam                          Competitive          JNL/S&P
                                         Value Equity           Midcap            JNL/S&P 4        Advantage         Disciplined
                                          Portfolio      Growth Portfolio(d)    Portfolio(c)     Portfolio(c)    Growth Portfolio(a)
                                       ---------------   -------------------   --------------   --------------   -------------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                          $ 16.293261          $ 7.169400         $ 9.909378       $ 9.904249         $ 10.364266
   Total Return *                            -7.99%***           -4.26%             -0.63%***        -0.96%***            0.66%***
   Ratio of Expenses **                       3.51%               3.71%              2.71%           2.845%              2.845%

Period ended December 31, 2006

   Unit Value                          $ 15.286772          $ 7.488775                n/a              n/a                n/a
   Total Return *                             9.27%               1.89%               n/a              n/a                n/a
   Ratio of Expenses **                      3.395%               3.71%               n/a              n/a                n/a

Period ended December 31, 2005

   Unit Value                          $ 16.589654          $ 7.349686                n/a              n/a                n/a
   Total Return *                             2.22%***           15.05%***            n/a              n/a                n/a
   Ratio of Expenses **                      3.395%               3.71%               n/a              n/a                n/a

Period ended December 31, 2004

   Unit Value                          $ 16.757063          $ 6.963899                n/a              n/a                n/a
   Total Return *                             8.02%***           13.60%***            n/a              n/a                n/a
   Ratio of Expenses **                      3.145%               3.21%               n/a              n/a                n/a

Period ended December 31, 2003

   Unit Value                          $ 16.162710          $ 6.129631                n/a              n/a                n/a
   Total Return *                            11.15%***            7.46%***            n/a              n/a                n/a
   Ratio of Expenses **                       2.85%               2.91%               n/a              n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Units value disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                     JNL/              JNL/
                                               JNL/             JNL/PIMCO         JNL/PIMCO       PPM America      PPM America
                                           Oppenheimer         Real Return       Total Return     Core Equity       High Yield
                                       Growth Portfolio(b)     Portfolio(a)     Bond Portfolio     Portfolio    Bond Portfolio(e)
                                       -------------------   ---------------   ---------------   ------------   -----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                            $ 10.110995         $ 10.973974       $ 15.963557       $ 22.922528     $ 14.502044
   Total Return *                               8.19%               9.72%***          7.16%            -8.31%          -2.09%
   Ratio of Expenses **                         1.00%               1.10%             1.00%             1.15%           1.00%

Period ended December 31, 2006

   Unit Value                            $  9.345466                 n/a       $ 14.896380       $ 25.000877     $ 14.812194
   Total Return *                               3.85%                n/a              2.45%            12.45%           9.42%
   Ratio of Expenses **                         1.00%                n/a              1.00%             1.15%           1.00%

Period ended December 31, 2005

   Unit Value                            $  8.999214                 n/a       $ 14.540662       $ 22.233139     $ 13.537400
   Total Return *                               8.08%                n/a              1.29%             7.51%           0.68%
   Ratio of Expenses **                         1.00%                n/a              1.00%             1.15%           1.00%

Period ended December 31, 2004

   Unit Value                            $  8.326560                 n/a       $ 14.354794       $ 20.680819     $ 13.446454
   Total Return *                               3.19%                n/a              3.41%            11.75%           3.01%***
   Ratio of Expenses **                         1.00%                n/a              1.00%             1.15%           1.00%

Period ended December 31, 2003

   Unit Value                            $  8.069163                 n/a       $ 13.881564       $ 18.506230             n/a
   Total Return *                               4.89%***             n/a              1.19%***         25.77%            n/a
   Ratio of Expenses **                         1.00%                n/a              1.00%             1.15%            n/a

                                             JNL/                                                  JNL/S&P
                                         PPM America          JNL/Putnam                          Competitive          JNL/S&P
                                         Value Equity           Midcap           JNL/S&P 4         Advantage         Disciplined
                                          Portfolio      Growth Portfolio(d)    Portfolio(c)     Portfolio(c)    Growth Portfolio(a)
                                       ---------------   -------------------   --------------   --------------   -------------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                          $ 22.095438          $ 8.805954         $ 9.921241       $ 9.917140         $ 10.534013
   Total Return *                            -6.66%              -1.85%             -1.84%***        -1.88%***           -0.78%***
   Ratio of Expenses **                       1.10%               1.00%              1.15%            1.15%               1.15%

Period ended December 31, 2006

   Unit Value                          $ 23.672826          $ 8.971582                n/a              n/a                 n/a
   Total Return *                            11.79%               4.68%               n/a              n/a                 n/a
   Ratio of Expenses **                       1.10%               1.00%               n/a              n/a                 n/a

Period ended December 31, 2005

   Unit Value                          $ 21.175540          $ 8.570161                n/a              n/a                 n/a
   Total Return *                             9.10%***           11.57%***            n/a              n/a                 n/a
   Ratio of Expenses **                       1.10%               1.00%               n/a              n/a                 n/a

Period ended December 31, 2004

   Unit Value                          $ 20.312647          $ 7.665919                n/a              n/a                 n/a
   Total Return *                             8.50%              17.27%               n/a              n/a                 n/a
   Ratio of Expenses **                       1.15%               1.15%               n/a              n/a                 n/a

Period ended December 31, 2003

   Unit Value                          $ 18.720938          $ 6.537242                n/a              n/a                 n/a
   Total Return *                            23.13%              31.94%               n/a              n/a                 n/a
   Ratio of Expenses **                       1.15%               1.15%               n/a              n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Units value disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                JNL/            JNL/
                                             JNL/             JNL/PIMCO       JNL/PIMCO     PPM America      PPM America
                                         Oppenheimer         Real Return    Total Return    Core Equity      High Yield
                                      Growth Portfolio(b)   Portfolio(a)   Bond Portfolio    Portfolio    Bond Portfolio(e)
                                      -------------------   ------------   --------------   -----------   -----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)               $      -           $ 75,390       $ 598,012       $  75,771        $ 267,490
   Units Outstanding (in thousands)               -              6,906          40,603           4,013           20,646
   Investment Income Ratio *                   7.74%              0.00%           5.28%           0.32%            7.54%

Period ended December 31, 2006

   Net Assets (in thousands)               $ 26,961                n/a       $ 435,179       $ 103,219        $ 284,124
   Units Outstanding (in thousands)           2,995                n/a          31,702           5,014           21,538
   Investment Income Ratio *                   0.00%               n/a            3.97%           0.36%            7.15%

Period ended December 31, 2005

   Net Assets (in thousands)               $ 24,869                n/a       $ 324,438       $ 118,699        $ 209,499
   Units Outstanding (in thousands)           2,846                n/a          24,289           6,488           17,807
   Investment Income Ratio *                   0.13%               n/a            4.46%           0.76%            7.01%

Period ended December 31, 2004

   Net Assets (in thousands)               $ 21,413                n/a       $ 233,210       $ 135,415        $ 235,740
   Units Outstanding (in thousands)           2,627                n/a          17,736           7,956           20,283
   Investment Income Ratio *                   0.00%               n/a            1.79%           0.57%            0.36%

Period ended December 31, 2003

   Net Assets (in thousands)               $ 16,371                n/a       $ 186,434       $ 149,857              n/a
   Units Outstanding (in thousands)           2,054                n/a          14,871           9,829              n/a
   Investment Income Ratio *                   0.00%               n/a            1.71%           0.32%             n/a

                                           JNL/                                             JNL/S&P
                                       PPM America       JNL/Putnam                       Competitive          JNL/S&P
                                      Value Equity          Midcap           JNL/S&P 4     Advantage        Disciplined
                                        Portfolio    Growth Portfolio(d)   Portfolio(c)   Portfolio(c)   Growth Portfolio(a)
                                      ------------   -------------------   ------------   ------------   -------------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)           $ 119,369          $      -           $ 22,022       $ 6,231          $  15,683
   Units Outstanding (in thousands)        6,245                 -              2,221           629              1,496
   Investment Income Ratio *                0.60%             0.00%              0.00%         0.07%              0.00%

Period ended December 31, 2006

   Net Assets (in thousands)           $ 154,997          $ 31,535                n/a           n/a                n/a
   Units Outstanding (in thousands)        7,582             3,663                n/a           n/a                n/a
   Investment Income Ratio *                0.03%             0.00%               n/a           n/a                n/a

Period ended December 31, 2005

   Net Assets (in thousands)           $ 169,897          $ 31,036                n/a           n/a                n/a
   Units Outstanding (in thousands)        9,315             3,744                n/a           n/a                n/a
   Investment Income Ratio *                0.96%             0.00%               n/a           n/a                n/a

Period ended December 31, 2004

   Net Assets (in thousands)           $ 195,303          $ 28,326                n/a           n/a                n/a
   Units Outstanding (in thousands)       11,118             3,759                n/a           n/a                n/a
   Investment Income Ratio *                1.34%             0.00%               n/a           n/a                n/a

Period ended December 31, 2003

   Net Assets (in thousands)           $ 207,764          $ 22,216                n/a           n/a                n/a
   Units Outstanding (in thousands)       12,884             3,431                n/a           n/a                n/a
   Investment Income Ratio *                1.17%             0.00%               n/a           n/a                n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007.

(e)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                            JNL/S&P             JNL/S&P            JNL/S&P
                                       JNL/S&P            Disciplined       Dividend Income         Growth                JNL/S&P
                                     Disciplined            Moderate           & Growth            Retirement        Intrinsic Value
                                Moderate Portfolio(a)  Growth Portfolio(a)    Portfolio(b)   Strategy  Portfolio(a)    Portfolio(b)
                                ---------------------  -------------------  ---------------  ----------------------  ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 10.396421           $ 10.353901        $ 9.755667           $ 10.666237          $ 9.906975
   Total Return *                         2.35%***             -0.92%***          0.38%***              5.69%***           -0.93%***
   Ratio of Expenses **                   3.01%                3.145%             2.71%                 1.05%              2.845%

Period ended December 31, 2006

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2005

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2004

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2003

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

                                       JNL/              JNL/              JNL/               JNL/              JNL/
                                   S&P Managed       S&P Managed        S&P Managed       S&P Managed      S&P Managed
                                   Aggressive        Conservative         Growth            Moderate         Moderate
                                 Growth Portfolio    Portfolio(c)     Growth Portfolio    Portfolio(c)   Growth Portfolio
                                 ----------------    ------------     ----------------  --------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 13.234462         $ 10.918213       $ 13.064157      $ 11.675144       $ 12.159040
   Total Return *                       5.13%               2.42%             4.63%            3.81%             4.36%
   Ratio of Expenses **                 3.75%              3.695%             3.80%           3.695%             4.01%

Period ended December 31, 2006

   Unit Value                    $ 12.588579         $ 10.660437       $ 12.486478      $ 11.247113       $ 11.651023
   Total Return *                      11.32%               3.25%***          9.90%            3.88%***         10.48%***
   Ratio of Expenses **                 3.75%              3.695%             3.80%           3.695%             4.01%

Period ended December 31, 2005

   Unit Value                    $ 11.308090         $ 10.304722       $ 11.361577      $ 10.628068       $ 11.030655
   Total Return *                       4.49%               1.62%***          3.44%            4.67%***          2.51%
   Ratio of Expenses **                 3.75%               3.31%             3.80%            3.26%             3.75%

Period ended December 31, 2004

   Unit Value                    $ 10.821744         $ 10.276433       $ 10.983719      $ 10.465081       $ 10.760930
   Total Return *                       6.71%***           -0.01%***          4.36%***         1.24%***          9.35%***
   Ratio of Expenses **                 3.75%               2.96%             3.80%            2.96%             3.75%

Period ended December 31, 2003

   Unit Value                    $ 10.470370                 n/a       $ 10.777273              n/a       $ 10.699272
   Total Return *                       6.79%***             n/a              5.78%***          n/a              3.75%***
   Ratio of Expenses **                 2.91%                n/a              2.91%             n/a              2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                            JNL/S&P             JNL/S&P            JNL/S&P
                                       JNL/S&P            Disciplined       Dividend Income         Growth               JNL/S&P
                                     Disciplined            Moderate           & Growth            Retirement        Intrinsic Value
                                Moderate Portfolio(a)  Growth Portfolio(a)    Portfolio(b)    Strategy Portfolio(a)    Portfolio(b)
                                ---------------------  -------------------  ---------------   ---------------------  ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 10.582996           $ 10.553448        $ 9.766570           $ 10.722463          $ 9.919101
   Total Return *                         3.79%***              4.34%***         -2.62%***              0.17%***           -0.81%***
   Ratio of Expenses **                   1.15%                 1.15%             1.25%                 0.50%               1.25%

Period ended December 31, 2006

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2005

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2004

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2003

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

                                       JNL/              JNL/              JNL/               JNL/             JNL/
                                   S&P Managed        S&P Managed       S&P Managed       S&P Managed      S&P Managed
                                   Aggressive        Conservative         Growth            Moderate         Moderate
                                Growth  Portfolio    Portfolio(c)     Growth Portfolio    Portfolio(c)   Growth Portfolio
                                -----------------    ------------     ----------------  --------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 17.299623         $ 11.876307       $ 17.157763      $ 12.699683       $ 16.140967
   Total Return *                       8.08%               5.13%             4.78%***         6.55%             7.46%
   Ratio of Expenses **                 1.00%               1.10%             1.00%            1.10%             1.10%

Period ended December 31, 2006

   Unit Value                    $ 16.006541         $ 11.297247       $ 15.805175      $ 11.918971       $ 15.020558
   Total Return *                      14.42%               6.67%            13.33%            9.19%            10.95%
   Ratio of Expenses **                 1.00%               1.10%             1.15%            1.10%             1.10%

Period ended December 31, 2005

   Unit Value                    $ 13.989395         $ 10.590688       $ 13.945611      $ 10.916193       $ 13.538173
   Total Return *                       7.40%               2.60%             6.21%            3.84%             5.25%
   Ratio of Expenses **                 1.00%               1.10%             1.15%            1.10%             1.10%

Period ended December 31, 2004

   Unit Value                    $ 13.025544         $ 10.322593       $ 13.130178      $ 10.512096       $ 12.862656
   Total Return *                      11.50%               0.07%***         10.14%            1.11%***          1.11%***
   Ratio of Expenses **                 1.00%               1.10%             1.15%            1.10%             1.10%

Period ended December 31, 2003

   Unit Value                    $ 11.682366                 n/a       $ 11.921777              n/a       $ 11.834861
   Total Return *                      10.39%***             n/a             20.34%             n/a             16.40%
   Ratio of Expenses **                 1.00%                n/a              1.15%             n/a              1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                              JNL/S&P            JNL/S&P           JNL/S&P
                                       JNL/S&P             Disciplined       Dividend Income        Growth              JNL/S&P
                                      Disciplined            Moderate           & Growth          Retirement         Intrinsic Value
                                 Moderate Portfolio(a)  Growth Portfolio(a)   Portfolio(b)    Strategy Portfolio(a)   Portfolio(b)
                                 ---------------------  -------------------  ---------------  ---------------------  ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)           $ 33,591              $ 38,400             $  738              $  815            $ 11,822
   Units Outstanding
   (in thousands)                         3,190                 3,658                 76                  76               1,193
   Investment Income Ratio *               0.00%                 0.00%              0.13%               3.57%               0.09%

Period ended December 31, 2006

   Net Assets (in thousands)                n/a                   n/a                n/a                 n/a                 n/a
   Units Outstanding
   (in thousands)                           n/a                   n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                n/a                   n/a                n/a                 n/a                 n/a

Period ended December 31, 2005

   Net Assets (in thousands)                n/a                   n/a                n/a                 n/a                 n/a
   Units Outstanding
   (in thousands)                           n/a                   n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                n/a                   n/a                n/a                 n/a                 n/a

Period ended December 31, 2004

   Net Assets (in thousands)                n/a                   n/a                n/a                 n/a                 n/a
   Units Outstanding
   (in thousands)                           n/a                   n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                n/a                   n/a                n/a                 n/a                 n/a

Period ended December 31, 2003

   Net Assets (in thousands)                n/a                   n/a                n/a                 n/a                 n/a
   Units Outstanding
   (in thousands)                           n/a                   n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                n/a                   n/a                n/a                 n/a                 n/a

                                           JNL/                 JNL/                                   JNL/               JNL/
                                      S&P Managed           S&P Managed            JNL/           S&P Managed         S&P Managed
                                      Aggressive           Conservative       S&P Managed           Moderate            Moderate
                                   Growth Portfolio        Portfolio(c)     Growth Portfolio       Portfolio(c)     Growth Portfolio
                                 ---------------------  ------------------  ----------------  --------------------  ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)           $ 606,719            $ 240,837        $ 1,201,073           $ 475,928         $ 1,251,889
   Units Outstanding
   (in thousands)                         37,210               20,751             74,650              38,280              82,230
   Investment Income Ratio *                1.91%                3.16%              1.70%               3.14%               2.24%

Period ended December 31, 2006

   Net Assets (in thousands)           $ 577,628            $ 126,364        $ 1,081,171           $ 284,241         $   993,884
   Units Outstanding
   (in thousands)                         38,011               11,361             71,760              24,211              69,732
   Investment Income Ratio *                0.58%                2.06%              0.98%               2.01%               1.28%

Period ended December 31, 2005

   Net Assets (in thousands)           $ 547,590            $  73,694        $   938,302           $ 140,109         $   759,013
   Units Outstanding
   (in thousands)                         40,948                7,023             69,873              12,958              58,758
   Investment Income Ratio *                0.77%                0.43%              1.19%               0.30%               1.91%

Period ended December 31, 2004

   Net Assets (in thousands)           $ 575,961            $  11,968        $   548,951           $ 886,560         $    17,714
   Units Outstanding
   (in thousands)                         45,907                1,161             44,169              69,610               1,688
   Investment Income Ratio *                0.22%                0.00%              0.63%               0.00%               1.12%

Period ended December 31, 2003

   Net Assets (in thousands)           $ 154,226                  n/a        $   577,237                 n/a         $   382,577
   Units Outstanding
   (in thousands)                         13,574                  n/a             49,481                 n/a              33,042
   Investment Income Ratio *                1.60%                 n/a               2.30%                n/a                2.96%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                JNL/S&P              JNL/S&P
                             Moderate Growth        Moderate              JNL/S&P             JNL/S&P            JNL/S&P
                          Retirement Strategy      Retirement          Retirement 2015    Retirement 2020    Retirement 2025
                              Portfolio(a)     Strategy Portfolio(a)    Portfolio(c)        Portfolio(c)        Portfolio(c)
                          -------------------  ---------------------  ------------------  -----------------  -------------------
Highest expense ratio

Period ended December
   31, 2007

   Unit Value                $ 10.583715          $ 10.460704            $ 11.381800        $ 11.510162        $ 11.665172
   Total Return *                   2.90%***             1.22%***               6.21%             -3.78%***           3.16%***
   Ratio of Expenses **             1.05%                1.05%                  2.76%              2.91%             2.845%

Period ended December
   31, 2006

   Unit Value                        n/a                  n/a            $ 10.716011        $ 10.857985        $ 10.947109
   Total Return *                    n/a                  n/a                   8.03%***           1.07%***          11.83%***
   Ratio of Expenses **              n/a                  n/a                   2.76%              2.61%              2.41%

Period ended December
   31, 2005

   Unit Value                        n/a                  n/a                    n/a                n/a                n/a
   Total Return *                    n/a                  n/a                    n/a                n/a                n/a
   Ratio of Expenses **              n/a                  n/a                    n/a                n/a                n/a

Period ended December
   31, 2004

   Unit Value                        n/a                  n/a                    n/a                n/a                n/a
   Total Return *                    n/a                  n/a                    n/a                n/a                n/a
   Ratio of Expenses **              n/a                  n/a                    n/a                n/a                n/a

Period ended December
   31, 2003

   Unit Value                        n/a                  n/a                    n/a                n/a                n/a
   Total Return *                    n/a                  n/a                    n/a                n/a                n/a
   Ratio of Expenses **              n/a                  n/a                    n/a                n/a                n/a

                                  JNL/
                            S&P Retirement             JNL/S&P            JNL/Select          JNL/Select           JNL/
                                Income              Total Yield            Balanced          Money Market      Select Value
                              Portfolio(c)          Portfolio(b)          Portfolio           Portfolio          Portfolio
                          -------------------  ---------------------  ------------------  -----------------  -------------------
Highest expense ratio

Period ended December
   31, 2007

   Unit Value                $ 10.861365          $ 10.052412            $ 20.974344         $ 9.800591        $ 19.709046
   Total Return *                   0.64%***             0.52%***               3.46%              0.86%              3.91%
   Ratio of Expenses **            2.845%               2.845%                  3.80%              3.75%              3.70%

Period ended December
   31, 2006

   Unit Value                $ 10.467614                  n/a            $ 20.272182         $ 9.716797        $ 18.967476
   Total Return *                   2.80%***              n/a                   9.43%              0.68%             16.54%
   Ratio of Expenses **             2.71%                 n/a                   3.80%              3.75%              3.70%

Period ended December
   31, 2005

   Unit Value                        n/a                  n/a            $ 18.525561         $ 9.651380        $ 16.275491
   Total Return *                    n/a                  n/a                   1.38%             -1.06%              4.23%
   Ratio of Expenses **              n/a                  n/a                   3.80%              3.75%              3.70%

Period ended December
   31, 2004

   Unit Value                        n/a                  n/a            $ 18.272679         $ 9.754873        $ 15.614300
   Total Return *                    n/a                  n/a                   4.59%***          -1.26%***           8.43%***
   Ratio of Expenses **              n/a                  n/a                   3.80%              3.75%              3.70%

Period ended December
   31, 2003

   Unit Value                        n/a                  n/a            $ 18.487002        $ 10.908857        $ 14.258310
   Total Return *                    n/a                  n/a                   5.34%***          -0.88%***           7.99%***
   Ratio of Expenses **              n/a                  n/a                   2.91%              2.80%              2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/S&P             JNL/S&P
                                   Moderate Growth          Moderate                JNL/S&P            JNL/S&P          JNL/S&P
                                 Retirement Strategy       Retirement          Retirement 2015   Retirement 2020   Retirement 2025
                                     Portfolio(a)      Strategy Portfolio(a)      Portfolio(c)      Portfolio(c)      Portfolio(c)
                                 -------------------   ---------------------   ---------------   ---------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 10.639521            $ 10.515865          $ 11.744841       $ 11.912837       $ 12.057863
   Total Return *                         1.38%***               2.24%***             7.96%***          8.21%             0.17%***
   Ratio of Expenses **                   0.50%                  0.50%                1.15%             1.15%             1.15%

Period ended December 31, 2006

   Unit Value                              n/a                    n/a          $ 10.870432       $ 11.009327       $ 11.068092
   Total Return *                          n/a                    n/a                 9.46%***          7.61%***          9.88%***
   Ratio of Expenses **                    n/a                    n/a                 1.25%             1.15%             1.25%

Period ended December 31, 2005

   Unit Value                              n/a                    n/a                  n/a               n/a               n/a
   Total Return *                          n/a                    n/a                  n/a               n/a               n/a
   Ratio of Expenses **                    n/a                    n/a                  n/a               n/a               n/a

Period ended December 31, 2004

   Unit Value                              n/a                    n/a                  n/a               n/a               n/a
   Total Return *                          n/a                    n/a                  n/a               n/a               n/a
   Ratio of Expenses **                    n/a                    n/a                  n/a               n/a               n/a

Period ended December 31, 2003

   Unit Value                              n/a                    n/a                  n/a               n/a               n/a
   Total Return *                          n/a                    n/a                  n/a               n/a               n/a
   Ratio of Expenses **                    n/a                    n/a                  n/a               n/a               n/a

                                        JNL/
                                 S&P Retirement        JNL/S&P         JNL/Select         JNL/Select          JNL/
                                       Income        Total Yield        Balanced         Money Market     Select Value
                                    Portfolio(c)    Portfolio(b)        Portfolio         Portfolio         Portfolio
                                 ---------------   ---------------   ---------------   ---------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 11.226931       $ 10.064737       $ 29.878778       $ 13.873622       $ 22.712971
   Total Return *                       4.86%***          0.65%***          6.42%             3.69%             6.77%
   Ratio of Expenses **                 1.15%             1.25%             1.00%             1.00%             1.00%

Period ended December 31, 2006

   Unit Value                    $ 10.613478               n/a       $ 28.076791       $ 13.379856       $ 21.272921
   Total Return *                       6.07%***           n/a             12.53%             3.48%            19.72%
   Ratio of Expenses **                 1.25%              n/a              1.00%             1.00%             1.00%

Period ended December 31, 2005

   Unit Value                            n/a               n/a       $ 24.951112       $ 12.930219       $ 17.768770
   Total Return *                        n/a               n/a              4.26%             1.69%             7.08%
   Ratio of Expenses **                  n/a               n/a              1.00%             1.00%             1.00%

Period ended December 31, 2004

   Unit Value                            n/a               n/a       $ 23.932714       $ 12.715315       $ 16.594003
   Total Return *                        n/a               n/a              7.81%***         -0.02%***         13.63%
   Ratio of Expenses **                  n/a               n/a              1.00%             1.00%             1.00%

Period ended December 31, 2003

   Unit Value                            n/a               n/a       $ 21.521726       $ 12.568907       $ 14.603376
   Total Return *                        n/a               n/a             20.18%            -0.69%            15.25%***
   Ratio of Expenses **                  n/a               n/a              1.15%             1.15%             1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/S&P               JNL/S&P
                                       Moderate Growth           Moderate            JNL/S&P         JNL/S&P          JNL/S&P
                                     Retirement Strategy        Retirement       Retirement 2015  Retirement 2020  Retirement 2025
                                         Portfolio(a)     Strategy Portfolio(a)    Portfolio(c)     Portfolio(c)     Portfolio(c)
                                     -------------------  ---------------------  ---------------  ---------------  ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)               $ 673                $  295              $ 15,824          $ 8,361         $ 4,777
   Units Outstanding (in thousands)           63                    28                 1,359              710             400
   Investment Income Ratio *                4.37%                 9.07%                 0.56%            0.43%           0.56%

Period ended December 31, 2006

   Net Assets (in thousands)                 n/a                   n/a              $  4,568          $ 1,847         $   939
   Units Outstanding (in thousands)          n/a                   n/a                   422              168              85
   Investment Income Ratio *                 n/a                   n/a                  0.00%            0.00%           0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                 n/a                   n/a                   n/a              n/a             n/a
   Units Outstanding (in thousands)          n/a                   n/a                   n/a              n/a             n/a
   Investment Income Ratio *                 n/a                   n/a                   n/a              n/a             n/a

Period ended December 31, 2004

   Net Assets (in thousands)                 n/a                   n/a                   n/a              n/a             n/a
   Units Outstanding (in thousands)          n/a                   n/a                   n/a              n/a             n/a
   Investment Income Ratio *                 n/a                   n/a                   n/a              n/a             n/a

Period ended December 31, 2003

   Net Assets (in thousands)                 n/a                   n/a                   n/a              n/a             n/a
   Units Outstanding (in thousands)          n/a                   n/a                   n/a              n/a             n/a
   Investment Income Ratio *                 n/a                   n/a                   n/a              n/a             n/a

                                           JNL/
                                      S&P Retirement     JNL/S&P      JNL/Select    JNL/Select        JNL/
                                         Income        Total Yield     Balanced    Money Market   Select Value
                                       Portfolio(c)    Portfolio(b)    Portfolio     Portfolio     Portfolio
                                      --------------   ------------   ----------   ------------   ------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)             $ 29,044        $ 3,265      $ 497,884     $ 618,006      $ 217,135
   Units Outstanding (in thousands)         2,615            325         18,482        48,897          9,897
   Investment Income Ratio *                 1.10%          0.05%          2.57%         4.60%          3.53%

Period ended December 31, 2006

   Net Assets (in thousands)             $  8,220            n/a      $ 413,630     $ 247,194      $ 165,654
   Units Outstanding (in thousands)           777            n/a         16,395        20,137          8,007
   Investment Income Ratio *                 0.00%           n/a           2.69%         4.18%          3.24%

Period ended December 31, 2005

   Net Assets (in thousands)                  n/a            n/a      $ 371,851     $ 129,697      $  79,288
   Units Outstanding (in thousands)           n/a            n/a         16,635        10,933          4,555
   Investment Income Ratio *                  n/a            n/a           3.94%         2.72%          3.32%

Period ended December 31, 2004

   Net Assets (in thousands)                  n/a            n/a      $ 347,227     $  95,569      $  58,415
   Units Outstanding (in thousands)           n/a            n/a         16,217         8,010          3,567
   Investment Income Ratio *                  n/a            n/a           0.11%         0.78%          0.48%

Period ended December 31, 2003

   Net Assets (in thousands)                  n/a            n/a      $ 272,427     $  98,925      $  23,073
   Units Outstanding (in thousands)           n/a            n/a         14,061         8,213          1,590
   Investment Income Ratio *                  n/a            n/a           2.30%         0.47%          0.52%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                     JNL/T.Rowe         JNL/T.Rowe         JNL/T.Rowe
                                 Price Established    Price Mid-Cap       Price Value
                                 Growth Portfolio    Growth Portfolio      Portfolio
                                 -----------------   ----------------   ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                     $ 23.914187         $ 33.381368       $ 13.432137
   Total Return *                        5.87%              12.70%            -3.04%
   Ratio of Expenses **                  3.91%               3.91%             3.91%

Period ended December 31, 2006

   Unit Value                     $ 22.588231         $ 29.620681       $ 13.853319
   Total Return *                        9.35%               2.71%            15.43%
   Ratio of Expenses **                  3.91%               3.91%             3.91%

Period ended December 31, 2005

   Unit Value                     $ 20.657198         $ 28.839211       $ 12.001742
   Total Return *                        3.35%***            2.74%***          2.74%***
   Ratio of Expenses **                  3.91%               3.91%             3.91%

Period ended December 31, 2004

   Unit Value                     $ 20.840862         $ 26.410043       $ 11.900897
   Total Return *                        5.44%***           10.12%***         11.32%***
   Ratio of Expenses **                  3.61%               3.86%             3.65%

Period ended December 31, 2003

   Unit Value                     $ 20.889648         $ 25.244956       $ 11.008011
   Total Return *                        5.19%***            7.37%***          9.70%***
   Ratio of Expenses **                  2.91%               2.91%             2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/T.Rowe         JNL/T.Rowe         JNL/T.Rowe
                                       Price Established     Price Mid-Cap      Price Value
                                        Growth Portfolio   Growth Portfolio      Portfolio
                                       -----------------   ----------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                           $ 34.546285         $ 48.224532       $ 16.792708
   Total Return *                              9.01%              16.05%            -0.16%
   Ratio of Expenses **                        1.00%               1.00%             1.00%

Period ended December 31, 2006

   Unit Value                           $ 31.689645         $ 41.556156       $ 16.819769
   Total Return *                             12.57%               5.74%            18.83%
   Ratio of Expenses **                        1.00%               1.00%             1.00%

Period ended December 31, 2005

   Unit Value                           $ 28.151511         $ 39.302036       $ 14.154707
   Total Return *                              5.04%              12.96%             5.09%
   Ratio of Expenses **                        1.00%               1.00%             1.00%

Period ended December 31, 2004

   Unit Value                           $ 26.801645         $ 34.792013       $ 13.468747
   Total Return *                              8.79%              16.86%             9.56%***
   Ratio of Expenses **                        1.00%               1.00%             1.00%

Period ended December 31, 2003

   Unit Value                           $ 24.635871         $ 29.772297       $ 11.742703
   Total Return *                             10.21%***           33.73%***         28.38%
   Ratio of Expenses **                        1.00%               1.00%             1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                       Price Established     Price Mid-Cap    Price Value
                                        Growth Portfolio   Growth Portfolio    Portfolio
                                       -----------------   ----------------   -----------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)               $ 558,543          $ 510,648        $ 367,321
   Units Outstanding (in thousands)           18,570             12,275           22,938
   Investment Income Ratio *                    1.07%              1.71%            2.29%

Period ended December 31, 2006

   Net Assets (in thousands)               $ 366,621          $ 395,854        $ 323,913
   Units Outstanding (in thousands)           13,352             11,280           20,028
   Investment Income Ratio *                    0.13%              0.80%            1.26%

Period ended December 31, 2005

   Net Assets (in thousands)               $ 345,756          $ 380,759        $ 254,751
   Units Outstanding (in thousands)           14,267             11,678           18,573
   Investment Income Ratio *                    0.21%              0.29%            2.00%

Period ended December 31, 2004

   Net Assets (in thousands)               $ 323,719          $ 357,292        $ 240,614
   Units Outstanding (in thousands)           14,111             12,521           18,259
   Investment Income Ratio *                    0.39%              0.00%            0.73%

Period ended December 31, 2003

   Net Assets (in thousands)               $ 295,390          $ 297,243        $ 158,100
   Units Outstanding (in thousands)           14,145             12,385           13,554
   Investment Income Ratio *                    0.03%              0.00%            0.76%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as listed in Note 1 of the financial statements as of December 31, 2007, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2007 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within Jackson National Separate Account I as listed in Note 1 of the financial statements as of December 31, 2007, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 25, 2008

                                                               [GRAPHIC OMITTED]


                                                 Jackson National Life Insurance
                                                        Company and Subsidiaries


                                               Consolidated Financial Statements

                                                               December 31, 2007

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2007

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Report of Independent Registered Public Accounting Firm                    1



Consolidated Balance Sheets                                                2



Consolidated Income Statements                                             3



Consolidated Statements of Stockholder's Equity and Comprehensive Income   4



Consolidated Statements of Cash Flows                                      5



Notes to Consolidated Financial Statements                                 6

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "Jackson") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent"), which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The  consolidated   financial   statements  include  the  accounts  of  the
     following:

     o Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Jackson National Life (Bermuda) LTD and Life Insurance Company of Georgia ("Life of Georgia") from May 31, 2005 to December 31, 2005, when it was merged with Jackson;

     o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

     o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

     o    PGDS (US One) LLC, a wholly owned  subsidiary,  was created in 2006 to
          provide  information   technology  services  to  Jackson  and  certain
          affiliates;

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by Jackson. Jackson was the primary beneficiary of Tuscany until February 2007, when Tuscany was dissolved;

     o Other partnerships, limited liability companies and variable interest entities in which Jackson has a controlling interest or is deemed the primary beneficiary.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits;
     6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; and 7) assumptions and estimates associated with the Company's tax positions which impact the amount of recognized tax benefits recorded by the Company.

     CHANGES IN ACCOUNTING PRINCIPLES
     In February 2007, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159, which is effective for fiscal years beginning after November 15, 2007, allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Adoption will not have an initial impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 ("FIN 48") concurrent with Prudential's adoption of FIN
     48. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The Company does not have a liability for tax exposure reserves as of December 31, 2007 and 2006, and does not anticipate any material change in the total amount of unrecognized tax benefits over the subsequent 12-month period. The adoption did not have an initial impact on the Company's consolidated financial statements.

     In September 2006, FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson has not yet quantified the impact of adoption on the Company's consolidated financial statements.

     In April 2006, the FASB issued FASB Staff Position ("FSP") on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements need not be applied to entities that have previously been analyzed under FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (revised) ("FIN 46R") unless a reconsideration event occurs. The adoption of this guidance did not have an initial impact on the Company's consolidated financial statements.

     In February 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's consolidated financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquisition costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications resulting in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued FAS No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have an initial impact on the Company's consolidated financial statements.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $494.2 million and $504.9 million as of December 31, 2007 and 2006, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities, which include common stocks, non-redeemable preferred stocks and shares of mutual funds purchased as seed money supporting newly established variable funds are generally carried at fair value. Equities are reduced to fair value for declines in fair value considered to be other than temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities primarily consist of private equity securities and investments in mutual funds that support liabilities of the Company's non-qualified voluntary deferred compensation plans. Trading securities are carried at fair value with changes in value included in net investment income. During 2007, 2006 and 2005, $44.6 million, $26.3 million and $5.4 million of investment income was recognized on trading securities held at December 31, 2007, 2006 and 2005, respectively.

     Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, Jackson had an investment of $81.5 million and $72.7 million as of December 31, 2007 and 2006, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

     Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and sales inducements, are excluded from net income and included as a component of other comprehensive income (loss) and stockholder's equity.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are carried at fair value and included in other invested assets or other liabilities.

     Spread cap options, with maturities of up to five years, are used as a macro-economic hedge against declining interest rates. Jackson receives quarterly settlements based on the spread between the 2-year and the 10-year constant maturity swap rates in excess of a specified spread. Spread cap options are carried at fair value and included in other invested assets.

     Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets. The Company had no forwards at December 31, 2007 or 2006.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties ("linked put-swaptions"). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Due to the right of offset, linked put-swaptions are presented at net fair value in either other invested assets or other liabilities. Non-linked put-swaptions are carried at fair value and included in other invested assets.

     Equity index futures contracts and equity index call and put options, which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Credit default swaps, with maturities up to five years, represent agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a "default event" occurs in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value and are included in either other invested assets or other liabilities.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included at fair value in either other invested assets or other liabilities.

     Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included at fair value in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been increased by $98.8 million and decreased by $43.2 million at December 31, 2007 and 2006, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been increased by $13.7 million and decreased by $16.5 million at December 31, 2007 and 2006, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years and was fully amortized as of December 31, 2006.

     FEDERAL INCOME TAXES
     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions. With few exceptions, the Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2004.

     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     Jackson files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31,
     2005). Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components,
     1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. Carrying values totaled $1.6 billion and $1.7 billion at December 31, 2007 and 2006, respectively.

     Jackson and Jackson National Life Global Funding have established a $9 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of Funding Agreements. The carrying values at December 31, 2007 and 2006 totaled $3.6 billion and $3.5 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     FEDERAL HOME LOAN BANK ADVANCES
     Jackson is a member of the regional Federal Home Loan Bank of Indianapolis ("FHLB") primarily for the purpose of participating in its mortgage-collateralized loan advance program. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. Advances are in the form of short-term notes or funding agreements issued to FHLB. At December 31, 2007 and 2006, Jackson held $82.5 million and $30.0 million, respectively, in FHLB capital stock, supporting $1,650.0 million and $600.0 million, respectively, in funding agreements and short-term borrowings.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $29,758.4 million and $22,113.5 million at December 31, 2007 and 2006, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $153.8 million and $130.5 million at December 31, 2007 and 2006, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     The Company received $16.0 million from a class action settlement against certain underwriters of WorldCom securities. This settlement was recorded in other income in 2006.

3.   ACQUISITIONS

     On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life of Georgia, a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $4.4 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to Jackson. The acquisition expanded Jackson's life insurance base while taking advantage of Jackson's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into Jackson.

     The preliminary purchase price was subject to post-closing adjustments and was initially allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. In 2006, an arbitrator ruled in Jackson's favor on certain purchase price adjustments. As a result of this determination and other previously settled amounts, the purchase price was reduced by $11.7 million within the purchase price allocation period.

     As of December 31, 2005, Jackson recorded in other assets the value of business acquired totaling $1.1 million. As a result of subsequent purchase price adjustments, this asset was reversed in 2006 and the remaining adjustment resulted in negative goodwill, which was recorded as an extraordinary gain of $8.9 million.

     The following table summarizes the fair value of the assets acquired and liabilities assumed, as adjusted (in thousands):

                                                                OPENING
                                                             BALANCE SHEET
                                                           -------------------
Cash and short-term investments                                      $ 86,670
Fixed maturities                                                    1,612,767
Other invested assets                                                  78,129
Accrued investment income                                              21,516
Deferred income taxes                                                   7,868
Other assets                                                           12,609
                                                           -------------------
                                                           -------------------
Total assets acquired                                             $ 1,819,559
                                                           ===================

Reserves for future policy benefits and claims payable              $ 881,083
Deposits on investment contracts                                      656,161
Other liabilities                                                      20,820
                                                           -------------------
                                                           -------------------
Total liabilities assumed                                         $ 1,558,064
                                                           ===================

Net assets acquired                                                 $ 261,495
                                                           ===================

Adjusted purchase price                                             $ 253,459
                                                           ===================
Extraordinary gain on purchase, net of tax benefit                    $ 8,944
                                                           ===================

The following table summarizes Jackson's unaudited pro forma results of operations for the year ended December 31, 2005, assuming the business acquisition had occurred at the beginning of 2005 (in thousands):

-------------------------------------------------------------------------
                                                      UNAUDITED PRO FORMA
-------------------------------------------------------------------------
Revenues                                             $ 4,013,031
-------------------------------------------------------------------------
Total benefits and expenses                            2,976,945
-------------------------------------------------------------------------
Pretax income from continuing operations               1,035,164
-------------------------------------------------------------------------
Net income                                               675,841
-------------------------------------------------------------------------

The 2005 pro forma amounts include the effects of certain non-recurring restructuring transactions effected by Life of Georgia prior to the acquisition. These transactions included transferring certain assets and liabilities to ING affiliates, resulting in revenue of $120.8 million, expenses of $17.0 million, pretax income from operations of $103.8 million and net income of $67.5 million.

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Estimates of fair value for fixed maturity securities are primarily based on or derived from observable valuation inputs, such as broker-dealer quotes, market interest rates, credit quality spreads and liquidity premiums. Market prices obtained from independent pricing services, if available, are used as estimates of fair value, otherwise estimates are developed internally.

     At December 31, 2007 and 2006, fixed maturity securities valued internally had an amortized cost of $5.8 billion and $5.7 billion, respectively, and an estimated fair value of $5.8 billion and $5.7 billion, respectively. Estimates of fair value for these fixed maturities are based on the observable valuation inputs described above, with the exception of certain very illiquid asset-backed securities, which are based on internally derived estimates of future cash flows discounted at current market rates. The amortized cost and fair value of these very illiquid asset-backed securities were $332.8 million and $339.8 million, respectively, at December 31, 2007 and $343.7 million and $344.4 million, respectively, at December 31, 2006.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values. Certain public stock positions are fair valued at a discount to their exchange-traded price due to lock-up trading restrictions imposed in connection with initial public offerings. A discount of 15% was applied to two positions at December 31, 2007 totaling $8.6 million and discounts of 10% and 15% were applied to two positions at December 31, 2006 totaling $3.3 million.

     COMMERCIAL MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows at current market rates. The fair value of mortgages approximated $5,755.9 million and $5,373.1 million at December 31, 2007 and 2006, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVE INSTRUMENTS:
     Fair values for interest rate swaps, cross-currency swaps, put-swaptions, spread cap options, forwards and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call and put options are determined using Black-Scholes option valuation methodologies. Fair values for credit default swaps are based on quoted market prices.

     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. Beginning in 2007, the Company offers a guaranteed minimum accumulation benefit on some variable annuity plans. Sales have been minimal as of December 31, 2007.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the fair value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of the annuity reserves approximated $27.1 billion and $25.9 billion, respectively, at December 31, 2007 and $28.5 billion and $27.7 billion, respectively, at December 31, 2006.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.0 billion at both December 31, 2007 and 2006.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.2 billion at both December 31, 2007 and 2006.

     FEDERAL HOME LOAN BANK FUNDING AGREEMENTS:
     Fair value of the FHLB funding agreements is based on future cash flows discounted at current interest rates. The fair value of the FHLB funding agreements approximated $1,415.2 million and $597.4 million at December 31, 2007 and 2006, respectively.

     BORROWINGS:
     Carrying value of the short-term borrowings from Parent of $32.0 million at December 31, 2007 is considered a reasonable estimate for fair value due to the short-term maturity. Carrying value of the FHLB short-term notes of $250.0 million at December 31, 2007 is considered a reasonable estimate for fair value due to the short-term maturity and monthly interest rate reset. Fair value of other borrowings is based on future cash flows discounted at current interest rates. Carrying value and fair value approximated $270.4 million and $311.3 million, respectively, at December 31, 2007, and $402.3 million and $461.5 million, respectively, at December 31, 2006.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $28.0 billion and $20.9 billion at December 31, 2007 and 2006, respectively.

5.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, utility and government bonds, asset-backed securities and mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2007, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2007, the carrying value of investments rated by the Company's affiliated investment advisor totaled $756.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                   PERCENT OF TOTAL
                                                   FIXED MATURITIES
INVESTMENT RATING                                  DECEMBER 31, 2007
                                                 ----------------------
AAA                                                              25.2%
AA                                                                9.8%
A                                                                26.4%
BBB                                                              33.7%
                                                 ----------------------
                                                 ----------------------
Investment grade                                                 95.1%
                                                 ----------------------
BB                                                                3.8%
B and below                                                       1.1%
                                                 ----------------------
Below investment grade                                            4.9%
                                                 ----------------------
Total fixed maturities                                          100.0%
                                                 ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were zero and $0.1 million, respectively, at December 31, 2007. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2007 were zero and $0.1 million, respectively, and for the 12 months preceding December 31, 2006 were $4.0 million and $4.1 million, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows (in thousands):

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                          $ 11,664             $ 376                $ -         $ 12,040
Foreign governments                                  1,339               343                  -            1,682
Public utilities                                 2,066,395            50,330             17,537        2,099,188
Corporate securities                            23,639,876           417,174            534,342       23,522,708
Asset-backed securities                         11,600,864           131,850            317,688       11,415,026
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 37,320,138         $ 600,073          $ 869,567     $ 37,050,644
                                            ===============   ===============   ================  ===============

Equities                                         $ 299,050          $ 17,260              $ 580        $ 315,730
                                            ===============   ===============   ================  ===============

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2006                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                          $ 11,693               $ -              $ 281         $ 11,412
Foreign governments                                  1,341               314                  -            1,655
Public utilities                                 2,753,801            62,651             26,298        2,790,154
Corporate securities                            25,220,870           530,472            351,648       25,399,694
Asset-backed securities                         10,035,281           122,647            120,937       10,036,991
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 38,022,986         $ 716,084          $ 499,164     $ 38,239,906
                                            ===============   ===============   ================  ===============

Equities                                         $ 107,750          $ 13,843                $ -        $ 121,593
                                            ===============   ===============   ================  ===============

     The amortized cost and fair value of fixed maturities at December 31, 2007, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                              Amortized
                                              Cost                Fair Value
                                            ---------------   ----------------
Due in 1 year or less                            $ 787,333          $ 791,467
Due after 1 year through 5 years                 9,510,533          9,677,164
Due after 5 years through 10 years              11,808,524         11,583,356
Due after 10 years through 20 years              2,486,502          2,479,043
Due after 20 years                               1,126,382          1,104,588
Asset-backed securities                         11,600,864         11,415,026
                                            ---------------   ----------------
Total                                         $ 37,320,138       $ 37,050,644
                                            ===============   ================


     U.S. Treasury securities with a carrying value of $4.0 million and $10.7 million at December 31, 2007 and 2006, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income (loss) in stockholder's equity were as follows (in thousands):

--------------------------------------------------------------------------------------------------------------------------
                                         LESS THAN 12 MONTHS            12 MONTHS OR LONGER         TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                      GROSS                          GROSS                        GROSS
                                   UNREALIZED                     UNREALIZED                   UNREALIZED
DECEMBER 31, 2007                    LOSSES        FAIR VALUE       LOSSES       FAIR VALUE      LOSSES        FAIR VALUE
--------------------------------------------------------------------------------------------------------------------------
Public utilities                       $ 885        $ 226,092     $ 16,652       $ 666,783     $ 17,537         $ 892,875
Corporate securities                 225,670        5,771,382      308,672       7,277,319      534,342        13,048,701
Asset-backed securities              177,235        3,358,791      140,453       3,154,953      317,688         6,513,744
  Subtotal - fixed maturities        403,790        9,356,265      465,777      11,099,055      869,567        20,455,320
Equities                                 580           68,174            -               -          580            68,174
Total temporarily impaired
  securities                       $ 404,370      $ 9,424,439    $ 465,777     $11,099,055     $870,147      $ 20,523,494
-------------------------------==============-================-============-===============-============-=================


--------------------------------------------------------------------------------------------------------------------------
                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER         TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                   GROSS                          GROSS                        GROSS
                                UNREALIZED                     UNREALIZED                   UNREALIZED
DECEMBER 31, 2006                 LOSSES        FAIR VALUE       LOSSES       FAIR VALUE      LOSSES        FAIR VALUE
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities            $ 27          $ 3,063        $ 254         $ 7,280        $ 281          $ 10,343
Public utilities                   2,182          513,145       24,116         964,937       26,298         1,478,082
Corporate securities              48,919        3,869,151      302,729      10,212,760      351,648        14,081,911
Asset-backed securities            8,642        2,129,328      112,295       3,740,046      120,937         5,869,374
  Subtotal - fixed maturities     59,770        6,514,687      439,394      14,925,023      499,164        21,439,710
Equities                               -                -            -               -            -                 -
Total temporarily impaired
  securities                    $ 59,770      $ 6,514,687    $ 439,394     $14,925,023     $499,164      $ 21,439,710
-------------------------------==============-================-============-===============-============-=================

     The Company defines its exposure to subprime mortgages as investments in securities collateralized by residential mortgage loans in which the underlying borrowers have a FICO score of 659 or lower. The Company's amortized cost and fair value of mortgage-backed securities collateralized by subprime mortgages were $496.2 million and $473.1 million, respectively, at December 31, 2007. All investments in subprime related mortgage-backed securities are AAA rated by at least one NRSRO. The Company's amortized cost and fair value of mortgage-backed securities collateralized by Alt-A mortgages were $1,397.7 million and $1,314.1 million, respectively, at December 31, 2007. All investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the consolidated income statements.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the consolidated income statement.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity and realize a loss.

     Based on ratings by nationally recognized statistical rating organizations, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2007, 79.7% were investment grade, 6.5% were below investment grade and 13.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 22.2% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2007, the industries representing the larger unrealized losses included financial services (16.6% of fixed maturities gross unrealized losses) and energy (6.7%). The largest unrealized loss related to a single corporate obligor was $21.8 million at December 31, 2007.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2007 were as follows (in thousands):

Less than one year                                                  $ 948
One to five years                                                 108,441
Five to ten years                                                 323,328
More than ten years                                               119,162
Asset-backed securities                                           317,688
                                                       ------------------
Total gross unrealized losses                                   $ 869,567
                                                       ==================


     COMMERCIAL MORTGAGE LOANS
     Commercial mortgage loans are reported net of allowance for loan losses of $13.4 million and $13.1 million at December 31, 2007 and 2006, respectively. At December 31, 2007, mortgage loans were collateralized by properties located in 37 states. Jackson's mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.

     SECURITIZATIONS
     In November 2003, Jackson executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. Jackson's carrying value in securities issued by Piedmont totaled $546.2 million and $636.6 million at December 31, 2007 and 2006, respectively, and was included in asset-backed securities.

     OTHER INVESTED ASSETS
     Other invested assets primarily include investments in 1) limited partnerships, 2) derivative instruments with positive fair values and 3) real estate. Investments in limited partnerships have carrying values of $651.1 million and $479.9 million at December 31, 2007 and 2006, respectively. Real estate totaling $118.9 million and $109.0 million at December 31, 2007 and 2006, respectively, includes foreclosed properties with a book value of $10.9 million and $10.5 million at December 31, 2007 and 2006, respectively. Limited partnership income recognized by the Company was $177.9 million, $120.3 million and $162.6 million in 2007, 2006 and 2005, respectively.

     The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, spread cap options and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

     A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

------------------------------------------------------------------------------------------------------------------
                                                     DECEMBER 31, 2007
                                    OTHER INVESTED ASSETS         OTHER LIABILITIES
------------------------------------------------------------------------------------------------------------------
                               CONTRACTUAL/                         CONTRACTUAL/                             NET
                                NOTIONAL             FAIR             NOTIONAL             FAIR              FAIR
                                 AMOUNT              VALUE             AMOUNT              VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps          $ 1,198,115         $ 230,759               $ -               $ -         $ 230,759
Credit default swaps                6,000               287            40,000              (797)             (510)
Equity index call
  options                       1,038,700            93,984            22,718           (17,130)           76,854
Equity index put
  options                       7,250,000            97,973                 -                 -            97,973
Spread cap options             10,000,000           229,887                 -                 -           229,887
Put-swaptions                  51,000,000            53,160         2,000,000                (1)           53,159
Futures                                 -                 -           738,600           (10,125)          (10,125)
Total return swaps                450,000            11,349                 -                 -            11,349
Interest rate swaps             3,400,000            58,877         7,140,000          (285,551)         (226,674)
------------------------------------------------------------------------------------------------------------------
Total                        $ 74,342,815         $ 776,276       $ 9,941,318        $ (313,603)        $ 462,673
--------------------------================--================--================--================--================
--------------------------================--================--================--================--================


------------------------------------------------------------------------------------------------------------------
                                                     DECEMBER 31, 2006
                                OTHER INVESTED ASSETS         OTHER LIABILITIES
------------------------------------------------------------------------------------------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps          $ 1,051,577         $ 215,382          $ 50,000          $ (1,789)        $ 213,593
Credit default swaps                    -                 -            36,000               (59)              (59)
Equity index call
  options                       1,140,750           108,472            22,718            (5,446)          103,026
Equity index put
  options                       5,300,000            32,837                 -                 -            32,837
Put-swaptions                  26,500,000             9,559        23,000,000              (459)            9,100
Futures                                 -                 -           535,650            (1,238)           (1,238)
Total return swaps                450,000            24,632           127,000           (13,470)           11,162
Interest rate swaps             4,710,105           104,899         3,890,000          (156,495)          (51,596)
------------------------------------------------------------------------------------------------------------------
Total                        $ 39,152,432         $ 495,781      $ 27,661,368        $ (178,956)        $ 316,825
--------------------------================--================--================--================--================

     SECURITIES LENDING
     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2007 and 2006, the estimated fair value of loaned securities was $215.2 million and $306.5 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $225.5 million and $235.9 million at December 31, 2007 and 2006, respectively, was invested by the agent bank and included in short-term investments of the Company. Securities lending payable is included in liabilities for cash collateral received. Other collateral received, generally in the form of securities, totaled zero and $89.2 million at December 31, 2007 and 2006, respectively. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

6.   INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category were as follows (in thousands):

------------------------------------------------------------------------------
                                          YEARS ENDED DECEMBER 31,
                                   2007              2006               2005
------------------------------------------------------------------------------
Fixed maturities               $2,320,597        $2,363,953        $2,340,984
Commercial mortgage loans         328,830           329,047           317,468
Limited partnerships              177,941           120,320           162,550
Other investment income           158,062           137,363            95,229
  Total investment income       2,985,430         2,950,683         2,916,231
Less investment expenses          (39,914)          (45,896)          (36,791)
------------------------------------------------------------------------------
  Net investment income        $2,945,516        $2,904,787        $2,879,440
--------------------------================--================---===============

     Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

-----------------------------------------------------------------------------------------
                                                   YEARS ENDED DECEMBER 31,
                                               2007              2006               2005
-----------------------------------------------------------------------------------------
Interest rate swaps                       $ (167,141)        $ 106,907         $ 160,250
Forwards                                           -                 -             6,891
Put-swaptions                                 33,710           (10,572)           (3,093)
Futures                                       14,382           (40,993)            4,086
Equity index call options                       (850)           33,460             4,548
Equity index put options                      31,439           (64,046)          (19,757)
Total return swaps                            (9,180)           10,486                 -
Spread cap options                           194,444                 -                 -
Fixed index annuity embedded derivatives     (27,623)         (154,696)          (20,247)
Credit default swaps                            (653)            1,447                 -
Variable annuity embedded derivatives        (32,070)           12,780            37,149
-----------------------------------------------------------------------------------------
  Risk management activity                  $ 36,458        $ (105,227)        $ 169,827
------------------------------------------===========--================---===============
------------------------------------------===========--================---===============

     Net realized gains (losses) on investments and capital assets were as follows (in thousands):

------------------------------------------------------------------------------
                                         YEARS ENDED DECEMBER 31,
                               2007              2006               2005
------------------------------------------------------------------------------
Sales of fixed maturities
  Gross gains                $ 128,634        $ 96,911             $ 85,648
  Gross losses                (163,380)       (113,800)             (53,395)
Sales of equities
  Gross gains                      261           7,796               25,243
  Gross losses                    (44)          (1,562)                (93)
Sales of real estate
  Gross gains                       -                -                  19
Sales of capital assets         4,350                -                   -
Impairment losses             (60,395)         (47,055)            (44,438)
  Total                     $ (90,574)       $ (57,710)           $ 12,984
---------------------------===============--================---===============

     Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $(93.1) million, $(66.7) million and $12.0 million in 2007, 2006 and 2005, respectively.

7.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force. The value of acquired insurance in-force was fully amortized as of December 31, 2006.

     The amortization of acquired insurance was as follows (in thousands):

                                                  2006              2005
--------------------------------------------------------------------------------
Value of acquired insurance:
Balance, beginning of year                      $ 23,578          $ 45,768
Interest, at rates varying from 6.5% to 9.5%       1,108             3,258
Amortization                                     (24,686)          (25,448)
Balance, end of year                            $ -               $ 23,578
-----------------------------------------------================--===============

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), at specified dates during the accumulation period (guaranteed minimum withdrawal benefit ("GMWB")) or at the end of a specified period (guaranteed minimum accumulation benefit ("GMAB")).


     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     At December 31, 2007 and 2006, the Company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

                                                                                                                          Average
DECEMBER 31, 2007                                                                                                         Period
                                                                                                        Weighted          until
                                                           Minimum       Account     Net Amount          Average         Expected
                                                           Return         Value        at Risk        Attained Age     Annuitization
------------------------------------------------------------------------------------------------------------------------------------
Return of net deposits plus a minimum return
       GMDB                                                0% - 5%     $ 22,618.6    $ 1,234.5         63.6 years
       GMIB                                                0% - 6%      $ 2,650.7       $ 87.2                             6.7 years
       GMWB - Premium only                                              $ 5,646.3       $ 12.5
       GMWB - For life                                     0% - 5%      $ 1,032.9       $ 1.2
       GMAB - Premium only                                                 $ 19.1       $ 0.1
Highest specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                             $ 4,791.8   $ 129.7  8         62.0 years
       GMWB - Highest anniversary only                                  $ 3,164.6    $ 65.7  6
       GMWB - For life                                                  $ 1,690.1   $ 37.5  .1
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                0% - 5%      $ 2,310.0    $ 48.4  0         64.1 years
       GMWB - For life                                     0% - 5%      $ 3,348.7       $ 81.7


                                                                                                                          Average
DECEMBER 31, 2006                                                                                                         Period
                                                                                                        Weighted           until
                                                           Minimum       Account     Net Amount          Average         Expected
                                                           Return         Value        at Risk        Attained Age     Annuitization
------------------------------------------------------------------------------------------------------------------------------------
Return of net deposits plus a minimum return
       GMDB                                                0% - 5%     $ 17,035.7    $ 1,218.4        63.3 years
       GMIB                                                0% - 6%      $ 2,521.8       $ 21.4                             7.4 years
       GMWB - Premium only                                              $ 4,927.9        $ 0.3
       GMWB - For life                                     0% - 5%        $ 996.7        $ 0.1
Highest specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                             $ 3,265.8       $ 44.9         61.6 years
       GMWB - Highest anniversary only                                  $ 1,853.6        $ 1.2
       GMWB - For life                                                    $ 543.3        $ 0.2
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                0% - 5%      $ 1,785.7        $ 4.8         63.8 years
       GMWB - For life                                     0% - 5%        $ 961.8        $ 0.3

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

-------------------------------------------------------------------------
                                                    DECEMBER 31,
-------------------------------------------------------------------------
-------------------------------------------------------------------------
FUND TYPE:                                       2007           2006
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Equity                                         $ 24,744.1     $ 18,937.5
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Bond                                              1,881.2        1,508.1
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Balanced                                          2,445.5        1,373.4
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Money market                                        651.2          269.1
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Total                                          $ 29,722.0     $ 22,088.1
---------------------------------------------=============--=============
---------------------------------------------=============--=============

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                                2007       2006         2005
                                           ----------- ---------- ------------
Balance at January 1                           $ 56.6     $ 37.0       $ 42.0
Incurred guaranteed benefits                     86.7       43.6         21.2
Paid guaranteed benefits                        (25.3)     (24.0)       (26.2)
                                           ----------- ---------- ------------
Balance at December 31                        $ 118.0     $ 56.6       $ 37.0
                                           =========== ========== ============
Balance at December 31, net of reinsurance      $ 4.6      $ 1.9        $ 0.8
                                           =========== ========== ============

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

     The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2007 and 2006 (except where noted):

     1)   Use of a series of deterministic investment performance scenarios.
     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
     3)   Mortality equal to 80.0% of the Annuity 2000 table.
     4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 50.0%, with an average of 6.0% during the surrender charge period and 11.0% thereafter at December 31, 2007 and from 2.0% to 50.0%, with an average of 7.0% during the surrender charge period and 13.0% thereafter at December 31, 2006.
     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. As the nature of the cash flows used to derive the fair value of these reserves may be quite varied, the fair value is calculated as the average of the results from 1,000 stochastic scenarios. These scenarios incorporate assumptions regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process. The negative GMWB reserve at December 31, 2007 and 2006 totaled $10.4 million and $56.0 million, respectively, and is included in other assets. GMAB benefits are offered on some variable annuity plans starting in 2007 and issues are minimal as of December 31, 2007.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2007 and 2006, these SOP 03-1 reserves totaled $4.8 million and $4.6 million, respectively.

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2007 and 2006, are consistent with those used for calculating the GMDB liability. These GMIB SOP 03-1 reserves are minimal at December 31, 2007 and 2006.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life ("ISWL") plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. The total liability for this block is the low tier funding using the lower credited rate associated with surrenders, plus the SOP 03-1 annuitization reserve.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

-------------------------------------------------------------------------------------------------------------------
                                 DECEMBER 31, 2007                            DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------------
Benefit Type                  Liability      Net Amount    Weighted        Liability     Net Amount      Weighted
                            (in millions)      at Risk     Average        (in millions)   at Risk         Average
                                           (in millions)*  Attained Age                 (in millions)*  Attained Age
-------------------------------------------------------------------------------------------------------------------
UL insurance benefit           $ 50.7        $ 5,332.3     54.4 years        $ 56.9       $ 4,992.5      54.5 years
Two-tier annuitization         $ 6.5          $ 34.6       61.5 years        $ 6.8        $ 36.5         60.7 years
ISWL account balance
adjustment                     $ 46.9           n/a          n/a             $ 39.7         n/a            n/a
-------------------------------------------------------------------------------------------------------------------

     * Net amount at risk ("NAR") for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero projected excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2007 and 2006:

     1)   Use of a series of deterministic premium persistency scenarios.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2007 and 2006:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates are equal to credited interest rates, approximately 3% to 4%.

9.   BORROWINGS

     The aggregate carrying value and fair value of borrowings at December 31, 2007 and 2006 were as follows (in thousands):

---------------------------------------------------------------------------------------------------
                                                         DECEMBER 31,
                                               2007                              2006
---------------------------------------------------------------------------------------------------
                                     CARRYING                          CARRYING
                                       VALUE        FAIR VALUE          VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------
Surplus notes                           $ 249,280      $ 290,163         $ 249,265       $ 308,550
Tuscany notes                                   -              -           114,381         114,381
Mortgage loans                             17,416         17,416            34,866          34,866
VIE equity classes                          3,750          3,750             3,750           3,750
FHLB short-term notes                     250,000        250,000                 -               -
Short-term borrowings from Parent          32,020         32,020                 -               -
---------------------------------------------------------------------------------------------------
Total                                   $ 552,466      $ 593,349         $ 402,262       $ 461,547
-----------------------------------==============================---===============================
-----------------------------------==============================---===============================

Long-term borrowings                    $ 270,446      $ 311,329         $ 287,881       $ 347,166
Short-term borrowings                     250,000        250,000           114,381         114,381
Short-term borrowings from Parent          32,020         32,020                 -               -
---------------------------------------------------------------------------------------------------
Total                                   $ 552,466      $ 593,349         $ 402,262       $ 461,547
-----------------------------------==============================---===============================

Due in 2008                             $ 299,436      $ 299,436
Due after 5 years                         253,030        293,913
---------------------------------------------------------------------------------------------------
Total                                   $ 552,466      $ 593,349
-----------------------------------==============================----------------------------------

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in each of 2007, 2006 and 2005.

     TUSCANY NOTES
     On December 19, 2001, Tuscany CDO, Limited ("Tuscany"), a VIE in which Jackson was the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. The most senior notes were paid in full by August 2006. In 2003, the second most senior notes, initially totaling $129.0 million, due February 25, 2015 were sold to unrelated parties. The remaining outstanding notes were paid in full by February 2007 and Tuscany was liquidated and dissolved. The most senior notes bore interest at LIBOR plus .38% and the second most senior notes bore interest at LIBOR plus .47% (collectively, "Tuscany Notes"). At December 31, 2006, the weighted average rate on the Tuscany Notes was 5.93%. Interest paid totaled $3.5 million, $11.0 million and $6.8 million in 2007, 2006 and 2005, respectively.

     MORTGAGE LOANS
     At December 31, 2007 and 2006, certain consolidated real estate VIEs, have outstanding mortgage loans at a weighted average interest rate of 6.77% and 6.53%, respectively, with maturities through 2008 and 2016, respectively. Interest paid totaled $1.2 million, $2.8 million and $273 thousand in 2007, 2006 and 2005, respectively.

     VIE EQUITY CLASSES
     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt maturing in November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 6.99% and 7.12% at December 31, 2007 and 2006, respectively. Interest paid on the notes in 2007, 2006 and 2005 totaled $384 thousand, $20.0 million and $664 thousand, respectively.

     FHLB SHORT-TERM NOTES
     On December 15, 2007, Jackson entered into a short-term note program with the FHLB. The FHLB short-term notes mature on March 11, 2008. Interest rates reset monthly and are based on the FHLB Cost of Funds Index plus 19 basis points (4.45% per annum at December 31, 2007). Jackson paid $92 thousand of interest on these notes during 2007.

     SHORT-TERM BORROWINGS FROM PARENT
     On December 21, 2007, Jackson entered into an unsecured cash advance facility with Prudential. The $32 million advance is due December 26, 2008 or earlier upon demand. Interest, at 4.4% per annum, is due on the repayment date.

10.  REVERSE REPURCHASE AGREEMENTS

     During 2007 and 2006, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $14.2 million and $33.9 million during 2007 and 2006, respectively, at weighted average interest rates of 5.05% and 4.53%, respectively. There was no outstanding balance as of December 31, 2007 or 2006. Interest paid totaled $0.7 million, $1.5 million and $0.4 million in 2007, 2006 and 2005, respectively. The highest level of short-term borrowings at any month end was $100.0 million in 2007 and $230.0 million in 2006.

11.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that were wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

     With the approval of the Michigan Commissioner of Insurance, Jackson cedes the guaranteed minimum death benefit coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential.

     The effect of reinsurance on premiums was as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2007              2006              2005
------------------------------------------------------------------------------------------------------------
Direct premiums:
Life                                                    $ 328,787         $ 345,020         $ 347,831
Accident and health                                        20,211            22,018            14,855
Plus reinsurance assumed:
Life                                                       21,834            23,444            12,629
Accident and health                                         1,744             2,101             1,232
Less reinsurance ceded:
Life                                                     (131,537)         (137,715)         (134,258)
Accident and health                                       (21,955)          (24,119)          (16,087)
Guaranteed annuity benefits                               (28,784)          (34,548)          (27,141)
------------------------------------------------------------------------------------------------------------
Total net premiums                                       $ 190,300         $ 196,201         $ 199,061
--------------------------------------------------------================--================--================

     Premiums ceded for guaranteed annuity benefits included $17.2 million, $24.5 million and $19.4 million premiums ceded to PARC during 2007, 2006 and 2005, respectively.

     Components of the reinsurance recoverable asset were as follows (in thousands):

--------------------------------------------------------------------------------------------
                                                                       DECEMBER 31,
                                                                 2007              2006
--------------------------------------------------------------------------------------------
Reserves:
Life                                                          $ 785,467         $ 735,904
Accident and health                                              27,231            32,560
Guaranteed annuity benefits                                     140,473            70,675
Claims liability                                                 57,205            37,997
Other                                                            13,865             9,831
--------------------------------------------------------------------------------------------
Total                                                        $1,024,241         $ 886,967
--------------------------------------------------------================--================--

     Reserves reinsured through Brooke Life were $54.9 million and $56.8 million at December 31, 2007 and 2006, respectively. Reserves reinsured through PARC were $113.3 million and $54.7 million at December 31, 2007 and 2006, respectively.

12.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                                             2007              2006              2005
------------------------------------------------------------------------------------------------------------
Current tax expense                                           $ 202,037         $ 240,858         $ 174,180
Deferred tax expense                                             50,254            22,558           141,115
------------------------------------------------------------------------------------------------------------
Federal income tax expense                                    $ 252,291         $ 263,416         $ 315,295
--------------------------------------------------------================--================--================

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2007, 2006 and 2005 were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                                             2007              2006              2005
------------------------------------------------------------------------------------------------------------
Income taxes at statutory rate                                $ 305,050         $ 278,612         $ 318,279
Dividends received deduction                                    (48,896)          (15,156)           (3,437)
Other                                                            (3,863)              (40)              453
------------------------------------------------------------------------------------------------------------
Provision for federal income taxes                            $ 252,291         $ 263,416         $ 315,295
--------------------------------------------------------================--================--================
Effective tax rate                                                28.9%             33.1%             34.7%
--------------------------------------------------------================--================--================

     Federal income taxes paid were $126.0 million, $214.0 million and $165.1 million in 2007, 2006 and 2005, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                                         December 31,
                                                                                   2007              2006
------------------------------------------------------------------------------------------------------------
GROSS DEFERRED TAX ASSET
Difference between financial reporting and the tax basis of:
  Policy reserves and other insurance items                                     $ 917,329         $ 860,143
  Investments                                                                     117,960           138,758
  Deferred compensation                                                            67,737            56,866
  Net unrealized losses on available for sale securities                           88,501                 -
  Other, net                                                                      100,599            48,543
------------------------------------------------------------------------------------------------------------
Total gross deferred tax asset                                                  1,292,126         1,104,310
------------------------------------------------------------------------------------------------------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
  Deferred acquisition costs and sales inducements                             (1,152,693)         (976,968)
  Other assets                                                                    (50,607)           (3,354)
  Net unrealized gains on available for sale securities                                 -           (80,579)
  Other, net                                                                      (13,217)          (27,249)
------------------------------------------------------------------------------------------------------------
Total gross deferred tax liability                                             (1,216,517)       (1,088,150)
------------------------------------------------------------------------------------------------------------

Net deferred tax asset                                                     $      75,609     $      16,160
--------------------------------------------------------------------------================--================

     Management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the gross deferred tax asset.

     At December 31, 2007, the Company had no federal tax capital loss carryforwards available for future use.

     In August, 2007, the IRS issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2007 and 2006, the Company recognized an income tax benefit of $48.9 million and $15.2 million, respectively, related to the separate account DRD.

13.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2007 and 2006, Jackson had recorded accruals totaling $35.0 million and $11.0 million, respectively. Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING Groep, N.V. ("ING") and an indemnification receivable equal to the liability has been included in other assets. The liability and indemnification receivable are reduced as payments are made by ING and totaled $2.0 million and $9.4 million at December 31, 2007 and 2006, respectively.

     The Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $281.4 million at December 31, 2007. Unfunded fixed-rate commercial mortgage loan commitments and available lines of credit totaled $206.8 million and $18.6 million, respectively, at December 31, 2007.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2007, Jackson recorded a liability of $9.9 million for future lease payments. Lease expense was $17.1 million, $23.0 million and $28.5 million in 2007, 2006 and 2005, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

     2008                    $ 8,043
     2009                      6,648
     2010                      5,935
     2011                      6,100
     2012                      6,155
     Thereafter               31,126
                      ---------------
     Total                   $ 64,007
                      ===============

     Jackson subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $0.8 million. Lease income for the subleased property totaled $0.7 million per year in 2007, 2006 and 2005.

14.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net income less realized gains or 10% of the Company's statutory surplus for the prior year. In 2008, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $490.0 million.

     The  Company  received  capital  contributions  from  its  parent  of $30.6 million, $49.7 million and $292.3 million in 2007, 2006 and 2005, respectively. The capital contributions included $30.6 million, $29.1 million and $31.6 million in 2007, 2006 and 2005, respectively, from Brooke Life's forgiveness of an intercompany tax liability. Contributions received in 2006 also included the transfer of $6.9 million in net assets of an affiliate. Contributions received in 2005 also included common stock of $260.7 million in Life of Georgia. Dividend payments were $246.0 million, $209.1 million and $410.8 million in 2007, 2006 and 2005, respectively. Dividends paid in 2005 include $260.8 million paid to Brooke Life to fund the purchase of Life of Georgia.

     Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.0 billion and $3.7 billion at December 31, 2007 and 2006, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $490.0 million, $412.3 million and $565.1 million in 2007, 2006 and 2005, respectively. Statutory net income included pre-acquisition Life of Georgia net income of $112.1 million in 2005, in accordance with statutory guidelines.

15.  OTHER RELATED PARTY TRANSACTIONS

     The  Company's  investment  portfolio  is  managed  by  PPM  America,  Inc.
     ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $34.1 million, $35.9 million and $35.6 million to PPM for investment advisory services during 2007, 2006 and 2005, respectively.

     Jackson has entered into shared  services  administrative  agreements  with affiliates National Planning Holdings, Inc. and PPMA. Under the shared services administrative agreements, Jackson charged $5.0 million, $5.2 million and $5.0 million of certain management and corporate services expenses to affiliates in 2007, 2006 and 2005, respectively.

     Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2007 or 2006. The highest outstanding loan balance during 2007 and 2006 was $26.0 million and $11.5 million, respectively. Interest and commitment fees totaled $524 thousand, $175 thousand and $306 thousand during 2007, 2006 and 2005, respectively.

16.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $12.3 million, $8.9 million and $7.2 million in 2007, 2006 and 2005, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2007 and 2006, the liability for such plans totaled $194.0 million and $162.4 million, respectively and is included in other liabilities. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, was $18.4 million, $21.5 million and $18.6 million in 2007, 2006 and 2005, respectively. Investment income on the mutual funds totaled $15.0 million, $18.3 million and $9.7 million in 2007, 2006 and 2005, respectively.

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Jackson National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
March 5, 2008

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    DECEMBER 31,
ASSETS                                                                                      2007                   2006
--------------------------------------------------------------------------------------------------------------------------------
  Investments:
    Cash and short-term investments                                                      $ 642,600              $ 946,386
    Securities available for sale, at fair value:
      Fixed maturities (amortized cost: 2007, $37,320,138; 2006, $38,022,986)           37,050,644             38,239,906
      Equities (cost: 2007, $299,050; 2006, $107,750)                                      315,730                121,593
    Trading securities, at fair value                                                      622,470                549,300
    Commercial mortgage loans                                                            5,475,604              5,290,788
    Policy loans                                                                           829,493                815,725
    Other invested assets                                                                1,617,957              1,168,929
--------------------------------------------------------------------------------------------------------------------------------
Total investments                                                                       46,554,498             47,132,627
--------------------------------------------------------------------------------------------------------------------------------

    Accrued investment income                                                              455,208                533,887
    Deferred acquisition costs                                                           3,438,686              3,065,327
    Deferred sales inducements                                                             359,857                297,051
    Reinsurance recoverable                                                              1,024,241                886,967
    Income taxes receivable from Parent                                                      7,459                 53,799
    Deferred income taxes                                                                   75,609                 16,160
    Other assets                                                                           189,117                220,016
    Separate account assets                                                             29,912,139             22,243,997
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                          $ 82,016,814           $ 74,449,831
-------------------------------------------------------------------------------------====================---====================

LIABILITIES AND STOCKHOLDER'S EQUITY
  LIABILITIES
    Policy reserves and liabilities:
      Reserves for future policy benefits and claims payable                           $ 2,505,096            $ 2,485,338
      Deposits on investment contracts                                                  33,323,783             34,634,715
      Guaranteed investment contracts                                                    1,950,925              1,995,013
    Trust instruments supported by funding agreements                                    5,189,453              5,204,275
    Federal Home Loan Bank funding agreements                                            1,403,203                601,397
    Short-term borrowings from Parent                                                       32,020                      -
    Short-term borrowings                                                                  250,000                114,381
    Long-term borrowings                                                                   270,446                287,881
    Securities lending payable                                                             225,516                235,888
    Other liabilities                                                                    1,525,170              1,402,440
    Separate account liabilities                                                        29,912,139             22,243,997
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       76,587,751             69,205,325
--------------------------------------------------------------------------------------------------------------------------------
Minority interest                                                                          131,210                148,495
--------------------------------------------------------------------------------------------------------------------------------

STOCKHOLDER'S EQUITY
    Common stock, $1.15 par value; authorized 50,000 shares;
      issued and outstanding 12,000 shares                                                  13,800                 13,800
    Additional paid-in capital                                                           2,934,881              2,904,276
    Accumulated other comprehensive income (loss), net of
      tax of $(49,127) in 2007 and $59,665 in 2006                                        (91,235)               110,807
    Retained earnings                                                                    2,440,407              2,067,128
--------------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                               5,297,853              5,096,011
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                            $ 82,016,814           $ 74,449,831
-------------------------------------------------------------------------------------====================---====================

CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                               YEARS ENDED DECEMBER 31,
                                                                      2007              2006               2005
---------------------------------------------------------------------------------------------------------------
REVENUES
  Premiums                                                         $ 190,300         $ 196,201         $ 199,061
  Net investment income                                            2,945,516         2,904,787         2,879,440
  Net realized gains (losses) on investments and capital assets     (90,574)          (57,710)           12,984
  Risk management activity                                            36,458          (105,227)          169,827
  Fee income                                                       1,000,661           711,584           509,376
  Other income                                                        27,783            62,532            38,815
    Total revenues                                                 4,110,144         3,712,167         3,809,503
BENEFITS AND EXPENSES
  Death and other policy benefits                                    488,280           490,527           428,162
  Interest credited on deposit liabilities                         1,409,771         1,450,048         1,434,807
  Interest expense on trust instruments supported
    by funding agreements                                            278,604           269,577           217,917
  Interest expense on Federal Home Loan Bank advances, notes
    and reverse repurchase agreements                                 66,647            52,817            50,249
  Increase (decrease) in reserves, net of reinsurance                (29,437)          (37,266)           19,466
  Commissions                                                        796,876           663,176           537,303
  General and administrative expenses                                468,582           387,011           341,793
  Deferral of policy acquisition costs                              (777,230)         (675,098)         (556,564)
  Deferral of sales inducements                                     (140,722)         (101,525)          (92,381)
  Amortization of acquisition costs:
    Attributable to operations                                       552,626           318,443           364,907
    Attributable to risk management activity                          17,182            (3,302)           64,962
    Attributable to net realized gains (losses) on investments       (23,142)          (10,501)            2,671
  Amortization of deferred sales inducements:
    Attributable to operations                                        95,102           109,043            55,639
    Attributable to risk management activity                          15,979           (35,058)            7,632
    Attributable to net realized gains (losses) on investments        (2,940)           (2,576)              459
  Amortization of acquired insurance                                     -            23,578            22,190
    Total benefits and expenses                                    3,216,178         2,898,894         2,899,212
    Pretax income before minority interest                           893,966           813,273           910,291
  Minority interest                                                  (22,396)          (17,236)             (922)
    Pretax income                                                    871,570           796,037           909,369
  Federal income tax expense                                         252,291           263,416           315,295
    Income before extraordinary gain                                 619,279           532,621           594,074
  Extraordinary gain, net of tax benefit of $908                          -             8,944                 -
NET INCOME                                                         $ 619,279         $ 541,565         $ 594,074
-------------------------------------------------------------------=============---===============---===============

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                   YEARS ENDED DECEMBER 31,
                                                         2007                    2006                   2005
--------------------------------------------------------------------------------------------------------------
COMMON STOCK, BEGINNING AND END OF YEAR                $ 13,800               $ 13,800               $ 13,800
ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                     2,904,276              2,854,533              2,562,214
  Capital contributions                                  30,605                 49,743                292,319
End of year                                           2,934,881              2,904,276              2,854,533


ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                       110,807                263,203                745,430
  Net unrealized investment losses, net of
    reclassification adjustment and net of tax         (202,042)              (152,396)              (482,227)
End of year                                             (91,235)               110,807                263,203

RETAINED EARNINGS
Beginning of year                                     2,067,128              1,734,621              1,551,347
  Net income                                            619,279                541,565                594,074
  Dividends paid to stockholder                        (246,000)              (209,058)              (410,800)
End of year                                           2,440,407              2,067,128              1,734,621
--------------------------------------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                          $ 5,297,853            $ 5,096,011            $ 4,866,157
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31,
                                                              2007                    2006                   2005
-------------------------------------------------------------------------------------------------------------------------
Net income                                                  $ 619,279              $ 541,565              $ 594,074
Net unrealized holding losses arising during
  the period, net of tax of $(102,737) in 2007; $(86,061)
  in 2006 and $(243,143) in 2005                            (190,798)              (159,828)              (451,661)
Reclassification adjustment for losses (gains) included in
  net income, net of tax of $(6,055) in 2007; $4,001
  in 2006 and $(16,459) in 2005                              (11,244)                 7,432                (30,566)
-------------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME                                        $ 417,237              $ 389,169              $ 111,847
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
----------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                                        2007                  2006                 2005
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                          $ 619,279             $ 541,565          $ 594,074
  Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
      Net realized (gains) losses on investments                         90,574                57,710            (12,984)
      Unrealized (gains) losses on trading portfolio                      6,496               (10,937)              (565)
      Risk management activity                                          (36,458)              105,227           (169,827)
      Interest credited on deposit liabilities                        1,409,771             1,450,048          1,434,807
      Interest expense on trust instruments supported
        by funding agreements                                           278,604               269,577            217,917
      Interest expense on Federal Home Loan Bank funding
        agreements                                                       50,178                18,147                209
      Mortality, expense and surrender charges                         (298,384)             (282,931)          (245,877)
      Amortization of discount and premium on investments                65,787                76,919            (72,853)
      Deferred income tax provision                                      50,254                22,558            141,115
      Change in (net of effects of contribution of subsidiary in 2006):
        Accrued investment income                                        78,679                19,233             (7,630)
        Deferred sales inducements and acquisition costs               (263,145)             (401,934)          (154,653)
        Trading portfolio activity, net                                 (91,761)              (25,082)           (13,522)
        Value of acquired insurance                                           -                23,578             22,190
        Income taxes receivable from Parent                              46,340                (3,166)           (22,523)
        Other assets and liabilities, net                              (147,951)               50,624            348,543
-------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             1,858,263             1,911,136          2,058,421
-------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Sales of fixed maturities and equities available for sale           4,810,384             5,384,731          2,889,975
  Principal repayments, maturities, calls and redemptions:
    Fixed maturities available for sale                               3,074,597             2,593,502          2,956,801
    Commercial mortgage loans                                           845,333               770,151            914,758
  Purchases of:
    Fixed maturities and equities available for sale                 (7,542,552)           (6,300,678)        (6,676,587)
    Commercial mortgage loans                                        (1,031,580)           (1,067,685)        (1,278,434)
  Other investing activities                                           (143,207)             (543,162)          (419,823)
-------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                      12,975               836,859         (1,613,310)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                         13,262,218            11,232,706          9,355,451
    Withdrawals                                                      (8,425,907)           (8,095,806)        (6,598,525)
  Net transfers to separate accounts                                 (6,915,504)           (5,363,753)        (3,564,891)
  Proceeds from borrowings                                              250,000                     -                  -
  Payments on borrowings                                               (131,831)             (119,543)            (3,747)
  Proceeds from short-term borrowings from Parent                        32,000                     -                  -
  Payment of cash dividends to Parent                                  (246,000)             (209,058)          (410,800)
  Capital contribution                                                        -                24,150             86,670
-------------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                (2,175,024)           (2,531,304)        (1,135,842)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS             (303,786)              216,691           (690,731)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                      946,386               729,695          1,420,426
-------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                  $ 642,600             $ 946,386          $ 729,695
--------------------------------------------------------------------============----==================---==================
--------------------------------------------------------------------============----==================---==================

          See accompanying notes to consolidated financial statements.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

        (a) Financial Statements:

                  (1)  Financial statements and schedules included in Part A:

                             Not Applicable


                  (2)  Financial  statements and schedules  included in Part B -

                       Jackson National Separate Account - I:

                       Report of Independent Registered Public Accounting
                         Firm
                       Statements of Assets and Liabilities as of
                         December 31, 2007
                       Statements of Operations for the
                         period ended December 31, 2007
                       Statements of Changes in Net Assets for the periods
                         ended December 31, 2007 and 2006
                       Notes to Financial Statements

                       Jackson National Life Insurance Company:

                       Report of Independent Registered Public Accounting
                         Firm
                       Consolidated Balance Sheets as of December 31,
                         2007 and 2006
                       Consolidated Income Statements for the years ended
                         December 31, 2007, 2006, and 2005
                       Consolidated Statements of Stockholder's Equity and
                         Comprehensive Income for the years ended
                         December 31, 2007, 2006, and 2005
                       Consolidated Statements of Cash Flows for the years
                         ended December 31, 2007, 2006, and 2005
                       Notes to Consolidated Financial Statements

Item 24.(b)        Exhibits

Exhibit      Description
No.

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.   Not Applicable

3.a. General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.   General  Distributor  Agreement  dated  June  30,  1998,   incorporated  by
     reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

g. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

h.   Specimen  of  Combination  Death  Benefit   Endorsement,   incorporated  by
     reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

i.   Specimen  of  Maximum   Anniversary   Value  Death   Benefit   Endorsement,
     incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

j.   Specimen  of  20%   Additional   Free   Withdrawal   Benefit   Endorsement,
     incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

l. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

m. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

n. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

o. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

p. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

q.   Specimen  of  Preselected   Death  Benefit  Option  Election   Endorsement,
     incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

r. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

s. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

t. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

u. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

v. Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

w. Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

x.   Specimen  of  Maximum   Anniversary   Value  Death   Benefit   Endorsement,
     incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

y. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

z.   Specimen  of  Combination  Death  Benefit   Endorsement,   incorporated  by
     reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

aa. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

bb. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

cc. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

dd. Specimen of 4% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ee.  Specimen  of  Combination  Death  Benefit   Endorsement,   incorporated  by
     reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ff. Specimen of 3 Year Withdrawal Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

gg. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

hh. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

ii. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

jj. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ll. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

mm. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

nn. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

oo. Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

pp. Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

qq. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

rr. Specimen of 5 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ss. Specimen of 3 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

tt. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

uu. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

vv.  Specimen  of  Charitable  Remainder  Trust  Endorsement,   incorporated  by
     reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-11368 and 811-08664).

ww. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

xx. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

yy. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

zz.  Specimen  of  5%  Guaranteed  Minimum   Withdrawal   Benefit   Endorsement,
     incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

aaa. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

bbb. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ccc. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ddd. Specimen of 5% For Life Guaranteed  Minimum  Withdrawal Benefit with Annual
     Step-Up,  incorporated  by  reference  to the  Registrant's  Post-Effective
     Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

eee. Specimen of 5% For Life Guaranteed  Minimum  Withdrawal  Benefit with Bonus and Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

fff. Specimen of 5% For Life Guaranteed  Minimum  Withdrawal  Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ggg. Specimen of Joint 5% For Life Guaranteed  Minimum  Withdrawal  Benefit with
     Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

hhh. Specimen of Joint 5% For Life Guaranteed  Minimum  Withdrawal  Benefit with
     Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

iii. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

jjj. Specimen of Joint 5% For Life Guaranteed  Minimum  Withdrawal  Benefit with
     Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

kkk. Specimen of Joint 5% For Life Guaranteed  Minimum  Withdrawal  Benefit with
     Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

lll. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

mmm. Specimen of  Combination  4% Roll-up and  Highest  Anniversary  Value Death
     Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

nnn. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

ooo. Specimen of the Combination 5% Roll-Up and Highest  Anniversary Value Death
     Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

ppp. Specimen of the 5% For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

qqq. Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

rrr. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Annual
     Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

sss. Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ttt. Specimen of the Guaranteed Minimum Accumulation Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

uuu. Specimen of 5% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

vvv. Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

www. Specimen  of the  7%  Guaranteed  Minimum  Withdrawal  Benefit  With 5 Year
     Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

xxx. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

yyy. Specimen of 5% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

zzz. Specimen of 6% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-up
     Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

aaaa. Specimen of 5% For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus
     and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2006 (File Nos. 333-70472 and 811-08664).

bbbb. Specimen of For Life  Guaranteed  Minimum  Withdrawal  Benefit With Annual
     Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

cccc. Specimen of Joint For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

dddd. Specimen of For Life  Guaranteed  Minimum  Withdrawal  Benefit With Bonus,
     Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

eeee. Specimen of  Guaranteed  Minimum  Withdrawal  Benefit with 5-Year  Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

ffff. Specimen of the For Life GMWB With bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

gggg. Specimen  of the  Joint  For Life  GMWB  With  Bonus  and  Annual  Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

hhhh. Specimen  of the Joint For Life GMWB  with  Bonus,  guaranteed  Withdrawal
     Balance Adjustment and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

iiii. Specimen  of  the   Guaranteed   Minimum   Income   Benefit   Endorsement,
     attached hereto.

jjjj. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Bonus
     and  Annual  Step-Up   Endorsement,   attached hereto.

kkkk. Specimen of the Joint For Life Guaranteed  Minimum Withdrawal Benefit With
     Bonus and Annual  Step-Up  Endorsement,  attached hereto.

llll. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto.

mmmm. Specimen of the Highest  Quarterly  Anniversary  Value Guaranteed  Minimum
     Death Benefit Endorsement, attached hereto.

nnnn. Specimen of the [5%] Roll-Up guaranteed Minimum Death Benefit Endorsement, attached hereto.

oooo. Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary
     Value Guaranteed Minimum Death Benefit Endorsement, attached hereto.

pppp. Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement, attached hereto.

qqqq. Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary
     Value Guaranteed minimum Death Benefit Endorsement, attached hereto.

5.a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-70472 and 811-08664).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

f. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on September 17, 2004 (File Nos. 333-70472 and 811-08664).

g. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

h. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

i. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

j. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

k. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post- Effective Amendment No. 33 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

l. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post- Effective Amendment No. 33 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

m. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

n. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 36 filed on April 25, 2007 (File Nos. 333-70472 and 811-08664).

o. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 37 filed on April 25, 2007 (File Nos. 333-70472 and 811-08664).

p. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 44 filed on November 28, 2007 (File Nos. 333-70472 and 811-08664).

q. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 45 filed on November 28, 2007 (File Nos. 333-70472 and 811-08664).

r. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 46 filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

s. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by refverenced to the Registrant's Post-Effective Amendment No. 49 filed on March 26, 2007 (File Nos. 333-70472 and 811-08664).

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.a. Variable Annuity  Guaranteed Minimum Death Benefit  Reinsurance  Agreement,
     effective December 31, 2002 and incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 333-70472 and 811-08664).

b. Variable Annuity GMIB Reinsurance Agreement, effective January 1, 2002 and incorporated by reference to the Registrant's Post- Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 333-70472 and 811-08664).

c. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 8 filed on December 15, 2003 (File Nos. 033-82080 and 811-08664).

d. Amendment #4 to the January 1, 2002 Variable Annuity GMIB Reinsurance Agreement, effective January 30, 2004 and incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

e. Variable Annuity GMIB Reinsurance Agreement, effective March 1, 2005 and incorporated by reference to the Registrant's Post- Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

f. Amendment No. 3 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, effective July 31, 2006 and incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

g. Amendment No. 4 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, effective January 16, 2007 and incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

h. Amendment No. 10 to the January 1, 2002 Variable Annuity GMIB Reinsurance Agreement, effective January 16, 2007 and incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

i. Amendment No. 9 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, effective December 3, 2007 and incorporated by reference to the Registrant's Post Effective Amendment No. 49 filed on March 26, 2008 (File Nos. 333-70472 and 811-08664).

8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  TO BE UPDATED BY POST EFFECTIVE AMENDMENT

11.  Not Applicable

12.  Not Applicable

Item 25.       Directors and Officers of the Depositor


Name and Principal                      Positions and Offices
Business Address                        with Depositor

Richard D. Ash                          Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                           Vice President
1 Corporate Way
Lansing, MI 48951

Maureen Bernacchi                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

James P. Binder                         Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Steve Binioris                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michele Binkley                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Pamela Bottles                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown                           Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                       Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                          Vice President
1 Corporate Way
Lansing, MI 48951

Michael Costello                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                          Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett                       Assistant Vice President & Illustration
7601 Technology Way                     Officer
Denver, CO 80237

Robert H. Dearman                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                           Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                     Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Terence M. Finan                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dana Malesky Flegler                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                        Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                       Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                        Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

John A. Gorgenson                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                     Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                       Executive Vice President, Chief
1 Corporate Way                         Financial Officer & Director
Lansing, MI 48951

H. Dean Hosfield                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.             Senior Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Hruska                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Roger G. Hutchison                      Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                        Executive Vice President & Chief
7601 Technology Way                     Distribution Officer
Denver, CO 80237

Daniel W. Koors                         Assistant Vice President
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Everett W. Kunzelman                    Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                           Vice President
1 Corporate Way
Lansing, MI 48951

Ab B. Manning                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                   President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                         Senior Vice President, General Counsel &
1 Corporate Way                         Secretary
Lansing, MI 48951

Dean M. Miller                          Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                          Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                             Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                           Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                       Executive Vice President & Chief
1 Corporate Way                         Administration Officer
Lansing, MI 48951

Mark D. Nerud                           Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Timothy J. Padot                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck                         Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                      Vice President
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Susan S. Rhee                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                       Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Christian J. Shiemke                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                       Vice President
1 Corporate Way
Lansing, MI 48951

Gary L. Stone                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                       Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                          Executive Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                   Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                        Chief Operating Officer
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

David A. Zyble                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Item 27.   Number of Contract Owners as of May 12, 2008

           Qualified - 127,450
           Non-Qualified - 91,402

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

     (a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

     (b)  Directors and Officers of Jackson National Life Distributors LLC:


Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                    Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                   Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Greg Giauque                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manager, and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road, Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kimberly Pfenning                Assistant Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                    Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237


         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable

Item. 32.        Undertakings and Representations

          a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

          b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

          d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

          e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 2nd day of July, 2008.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company


By: THOMAS J. MEYER
    Thomas J. Meyer
    Senior Vice President, Secretary,
    and General Counsel

Jackson National Life Insurance Company
(Depositor)


By: THOMAS J. MEYER
    Thomas J. Meyer
    Senior Vice President, Secretary,
    and General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


THOMAS J. MEYER*                                           July 2, 2008
Clark P. Manning, Jr., President, Chief
Executive Officer and Director


THOMAS J. MEYER*                                           July 2, 2008
Michael A. Wells, Director


THOMAS J. MEYER*                                           July 2, 2008
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director


THOMAS J. MEYER*                                           July 2, 2008
Robert A. Fritts, Senior Vice President
and Controller


THOMAS J. MEYER*                                           July 2, 2008
James R. Sopha, Executive Vice President and Director


* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact.
pursuant to Power of Attorney executed on January 2, 2008


                                 POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472), JNL Separate
Account III  (333-41153),  JNL Separate  Account IV (333-108433 and 333-118131),
and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2008.

CLARK P. MANNING, JR.
______________________________________
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
______________________________________
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
______________________________________
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
______________________________________
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
______________________________________
James R. Sopha, Executive Vice President, and Director




                                  EXHIBIT LIST

Exhibit No.  Description

4iiii. Specimen of the Guaranteed Minimum Income Benefit Endorsement, attached hereto as EX-4iiii.

4jjjj. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto as EX-4jjjj.

4kkkk. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With
     Bonus and Annual Step-Up Endorsement, attached hereto as EX-4kkkk.

4llll. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto as EX-4llll.

4mmmm. Specimen of the Highest Quarterly  Anniversary  Value Guaranteed  Minimum
     Death Benefit Endorsement, attached hereto as EX-4mmmm.

4nnnn.  Specimen  of  the  [5%]  Roll-Up   guaranteed   Minimum   Death  Benefit
     Endorsement, attached hereto as EX-4nnnn.

4oooo.  Specimen  of  the  Combination   [5%]  Roll-Up  and  Highest   Quarterly
     Anniversary Value Guaranteed Minimum Death Benefit Endorsement, attached hereto as EX-4oooo.

4pppp.  Specimen  of  the  [6%]  Roll-Up   Guaranteed   Minimum   Death  Benefit
     Endorsement, attached hereto as EX-4pppp.

4qqqq.  Specimen  of  the  Combination   [6%]  Roll-Up  and  Highest   Quarterly
     Anniversary Value Guaranteed minimum Death Benefit Endorsement, attached hereto as EX-4qqqq.

9.   Opinion and Consent of Counsel, attached hereto as EX-9.